PROSPECTUS
Class A Shares
May 1, 2010
JNL® SERIES TRUST
Business Address:  1 Corporate Way • Lansing, Michigan 48951
Mailing Address:  225 W. Wacker Drive, Suite 1100 • Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (“Trust”).

The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares of the Trust may also be sold directly to qualified and non-qualified retirement plans.  The Trust currently offers shares in the following separate Funds (“Fund” or “Funds”), each with its own investment objective.

JNL/American Funds® Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Institutional Alt 65 Fund
JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit Suisse Global Natural Resources Fund)
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund (formerly, JNL/Capital Guardian International Small Cap Fund)
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
JNL/T. Rowe Price Value Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund

The JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, the JNL/S&P Managed Aggressive Growth Fund, the JNL/S&P Disciplined Moderate Fund, the JNL/S&P Disciplined Moderate Growth Fund, the JNL/S&P Disciplined Growth Fund, and the JNL/S&P 4 Fund are also referred to in this Prospectus as the JNL/S&P Funds.

Certain Funds utilize a master-feeder structure.

Each Fund, except the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund, the JNL/S&P Funds (excluding the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund), the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, and the JNL/Mellon Capital Management 10 x 10 Fund offer two classes of shares, Class A and Class B.  Class A shares are described in this Prospectus.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Trust’s securities, or determined whether this Prospectus is accurate or complete.  It is a criminal offense to state otherwise.

  Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “S&P 500® Index,” “Standard & Poor’s 500®,” and “S&P MidCap 400 Index®,” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by Jackson National Life Insurance Company (“Jackson”).  The JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor’s Financial Services LLC (“S&P”) and its affiliates.  S&P is not an investment adviser and S&P and its affiliates make no representation regarding the advisability of investing in the Funds or such other fund or vehicle.  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. For more detailed information about the Trust and the Funds, see the Trust’s Statement of Additional Information (“SAI”), which is incorporated by reference into (which means it legally is a part of) this prospectus.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

_______________

I.	Summary Overview Of Each Fund	1

	Investment Objectives/Goals, Fee Table, Portfolio Turnover, Principal Investment Strategies & Risks and Performance, and Management

	JNL/American Funds Blue Chip Income and Growth Fund	1
	JNL/American Funds Global Bond Fund	4
	JNL/American Funds Global Small Capitalization Fund	7
	JNL/American Funds Growth-Income Fund	10
	JNL/American Funds International Fund	13
	JNL/American Funds New World Fund	16
	JNL Institutional Alt 20 Fund	19
	JNL Institutional Alt 35 Fund	21
	JNL Institutional Alt 50 Fund	23
	JNL Institutional Alt 65 Fund	25
	JNL/AIM Global Real Estate Fund	27
	JNL/AIM International Growth Fund	29
	JNL/AIM Large Cap Growth Fund	31
	JNL/AIM Small Cap Growth Fund	33
	JNL/Capital Guardian Global Balanced Fund	35
	JNL/Capital Guardian Global Diversified Research Fund	38
	JNL/Capital Guardian U.S. Growth Equity Fund	40
	JNL/Credit Suisse Commodity Securities Fund	42
	JNL/Credit Suisse Long/Short Fund	45
	JNL/Eagle Core Equity Fund	47
	JNL/Eagle SmallCap Equity Fund	49
	JNL/Franklin Templeton Founding Strategy Fund	51
	JNL/Franklin Templeton Global Growth Fund	53
	JNL/Franklin Templeton Income Fund	55
	JNL/Franklin Templeton International Small Cap Growth Fund	57
	JNL/Franklin Templeton Mutual Shares Fund	59
	JNL/Franklin Templeton Small Cap Value Fund	61
	JNL/Goldman Sachs Core Plus Bond Fund	63
	JNL/Goldman Sachs Emerging Markets Fund	65
	JNL/Goldman Sachs Mid Cap Value Fund	67
	JNL/Ivy Asset Strategy Fund	69
	JNL/JPMorgan International Value Fund	71
	JNL/JPMorgan MidCap Growth Fund	73
	JNL/JPMorgan U.S. Government & Quality Bond Fund	75
	JNL/Lazard Emerging Markets Fund	77
	JNL/Lazard Mid Cap Equity Fund	79
	JNL/M&G Global Basics Fund	81
	JNL/M&G Global Leaders Fund	83
	JNL/Mellon Capital Management 10 x 10 Fund	85
	JNL/Mellon Capital Management Index 5 Fund	87
	JNL/Mellon Capital Management European 30 Fund	89
	JNL/Mellon Capital Management Pacific Rim 30 Fund	91
	JNL/Mellon Capital Management S&P 500 Index Fund	93
	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	95
	JNL/Mellon Capital Management Small Cap Index Fund	97
	JNL/Mellon Capital Management International Index Fund	99
	JNL/Mellon Capital Management Bond Index Fund	101
	JNL/Mellon Capital Management Global Alpha Fund	103
	JNL/Oppenheimer Global Growth Fund	105
	JNL/PAM Asia ex-Japan Fund	107
	JNL/PAM China-India Fund	109
	JNL/PIMCO Real Return Fund	111
	JNL/PIMCO Total Return Bond Fund	114
	JNL/PPM America High Yield Bond Fund	117
	JNL/PPM America Mid Cap Value Fund	119
	JNL/PPM America Small Cap Value Fund	121
	JNL/PPM America Value Equity Fund	123
	JNL/Red Rocks Listed Private Equity Fund	125
	JNL/Select Balanced Fund	127
	JNL/Select Money Market Fund	129
	JNL/Select Value Fund	131
	JNL/T. Rowe Price Established Growth Fund	133
	JNL/T. Rowe Price Mid-Cap Growth Fund	135
	JNL/T. Rowe Price Short-Term Bond Fund	137
	JNL/T. Rowe Price Value Fund	139
	JNL/S&P Competitive Advantage Fund	141
	JNL/S&P Dividend Income & Growth Fund	143
	JNL/S&P Intrinsic Value Fund	145
	JNL/S&P Total Yield Fund	147
	JNL/S&P 4 Fund	149
	JNL/S&P Managed Conservative Fund	151
	JNL/S&P Managed Moderate Fund	153
	JNL/S&P Managed Moderate Growth Fund	155
	JNL/S&P Managed Growth Fund	157
	JNL/S&P Managed Aggressive Growth Fund	159
	JNL/S&P Disciplined Moderate Fund	161
	JNL/S&P Disciplined Moderate Growth Fund	163
	JNL/S&P Disciplined Growth Fund	165

II.	Information About Purchasing the Funds	167

	Purchase and Sale of Shares, Tax Information, and Payments to Financial Intermediaries

III.	Additional Information About Each Fund	168

	Investment Objectives, Principal Investment Strategies, Related Risks, and Management

	JNL/American Funds Blue Chip Income and Growth Fund	168
	JNL/American Funds Global Bond Fund	172
	JNL/American Funds Global Small Capitalization Fund	176
	JNL/American Funds Growth-Income Fund	180
	JNL/American Funds International Fund	184
	JNL/American Funds New World Fund	188
	JNL Institutional Alt 20 Fund	193
	JNL Institutional Alt 35 Fund	196
	JNL Institutional Alt 50 Fund	199
	JNL Institutional Alt 65 Fund	202
	JNL/AIM Global Real Estate Fund	205
	JNL/AIM International Growth Fund	208
	JNL/AIM Large Cap Growth Fund	210
	JNL/AIM Small Cap Growth Fund	212
	JNL/Capital Guardian Global Balanced Fund	214
	JNL/Capital Guardian Global Diversified Research Fund	218
	JNL/Capital Guardian U.S. Growth Equity Fund	220
	JNL/Credit Suisse Commodity Securities Fund	222
	JNL/Credit Suisse Long/Short Fund	225
	JNL/Eagle Core Equity Fund	228
	JNL/Eagle SmallCap Equity Fund	230
	JNL/Franklin Templeton Founding Strategy Fund	232
	JNL/Franklin Templeton Global Growth Fund	234
	JNL/Franklin Templeton Income Fund	237
	JNL/Franklin Templeton International Small Cap Growth Fund	239
	JNL/Franklin Templeton Mutual Shares Fund	241
	JNL/Franklin Templeton Small Cap Value Fund	244
	JNL/Goldman Sachs Core Plus Bond Fund	246
	JNL/Goldman Sachs Emerging Markets Fund	248
	JNL/Goldman Sachs Mid Cap Value Fund	251
	JNL/Ivy Asset Strategy Fund	254
	JNL/JPMorgan International Value Fund	258
	JNL/JPMorgan MidCap Growth Fund	260
	JNL/JPMorgan U.S. Government & Quality Bond Fund	262
	JNL/Lazard Emerging Markets Fund	264
	JNL/Lazard Mid Cap Equity Fund	266
	JNL/M&G Global Basics Fund	268
	JNL/M&G Global Leaders Fund	270
	JNL/Mellon Capital Management 10 x 10 Fund	272
	JNL/Mellon Capital Management Index 5 Fund	274
	JNL/Mellon Capital Management European 30 Fund	276
	JNL/Mellon Capital Management Pacific Rim 30 Fund	279
	JNL/Mellon Capital Management S&P 500 Index Fund	282
	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	284
	JNL/Mellon Capital Management Small Cap Index Fund	286
	JNL/Mellon Capital Management International Index Fund	288
	JNL/Mellon Capital Management Bond Index Fund	290
	JNL/Mellon Capital Management Global Alpha Fund	292
	JNL/Oppenheimer Global Growth Fund	295
	JNL/PAM Asia ex-Japan Fund	297
	JNL/PAM China-India Fund	299
	JNL/PIMCO Real Return Fund	301
	JNL/PIMCO Total Return Bond Fund	304
	JNL/PPM America High Yield Bond Fund	306
	JNL/PPM America Mid Cap Value Fund	309
	JNL/PPM America Small Cap Value Fund	311
	JNL/PPM America Value Equity Fund	313
	JNL/Red Rocks Listed Private Equity Fund	315
	JNL/Select Balanced Fund	317
	JNL/Select Money Market Fund	319
	JNL/Select Value Fund	321
	JNL/T. Rowe Price Established Growth Fund	323
	JNL/T. Rowe Price Mid-Cap Growth Fund	325
	JNL/T. Rowe Price Short-Term Bond Fund	327
	JNL/T. Rowe Price Value Fund	329
	JNL/S&P Competitive Advantage Fund	331
	JNL/S&P Dividend Income & Growth Fund	334
	JNL/S&P Intrinsic Value Fund	337
	JNL/S&P Total Yield Fund	340
	Summary of Main Risk Characteristics of JNL/S&P Funds	343
	JNL/S&P 4 Fund	346
	JNL/S&P Managed Conservative Fund	348
	JNL/S&P Managed Moderate Fund	351
	JNL/S&P Managed Moderate Growth Fund	354
	JNL/S&P Managed Growth Fund	357
	JNL/S&P Managed Aggressive Growth Fund	360
	JNL/S&P Disciplined Moderate Fund	363
	JNL/S&P Disciplined Moderate Growth Fund	366
	JNL/S&P Disciplined Growth Fund	369

IV.	Description of Master/Feeder Structure for Certain Funds of the Trust	372

V.	More About the Funds	373

VI.	Glossary of Risks	377

VII.	Management of the Trust	384

Management Of The Trust; Investment Adviser; Management Fee; Sub-Advisory Arrangements; Administrative Fee, Classes Of Shares; Distribution Plan; The Distributor; Investment In Trust Shares; “Market Timing” Policy; Disclosure Of Portfolio Securities; Share Redemption; and Tax Status.

VIII.	Financial Highlights	396

	The Financial Highlights Tables Will Help You Understand A Fund’s Financial Performance For The Past Five Years, Or For The Life Of The Fund, If Shorter.

IX.	Appendix A	A-1

Summary Overview Of Each Fund

Summary Prospectus May 1, 2010

JNL/American Funds Blue Chip Income and Growth Fund
Class A

The shares of the JNL/American Funds Blue Chip Income and Growth Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds Blue Chip Income and Growth Fund seeks both income and capital appreciation through exclusive investment in the shares of the Blue Chip Income and Growth Fund (“Master Blue Chip Income and Growth Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.28%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.02%
Total Annual Fund Operating Expenses	1.55%
Less waiver/reimbursement2	0.45%
Total Annual Net Expenses	1.10%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.45%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Feeder Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$112	$445

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master Blue Chip Income and Growth Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 -12/31/2009	22%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund is designed for investors seeking both income and capital appreciation.

The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above.

The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.

The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Feeder Fund’s shares will change, and you could lose money by investing in the Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Income risk – Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Blue Chip Income and Growth Fund Annual Total Returns as of December 31

-22.93%	31.24%	9.94%	7.57%	17.73%	2.25%	-36.30%	28.18%
2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 17.18%; Worst Quarter (ended 12/31/2008): -21.19%

Master Blue Chip Income and Growth Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	Life of Fund (July 5, 2001)
Class 1	28.18%	1.12%	1.28%
S&P 500 Index	26.46%	0.42%	0.87%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 169 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management CompanySM (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
James K. Dunton	2001	Senior Vice President, Capital Research Global InvestorsSM (“CRGI”)
C. Ross Sappenfield	2001	Senior Vice President, CRGI
Christopher D. Buchbinder	2007	Senior Vice President, CRGI
James B. Lovelace	2007	Senior Vice President, CRGI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/American Funds Global Bond Fund
Class A

The shares of the JNL/American Funds Global Bond Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds Global Bond Fund seeks a high level of total return through exclusive investment in the shares of the Global Bond Fund (“Master Global Bond Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.41%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.04%
Total Annual Fund Operating Expenses	1.70%
Less waiver/reimbursement2	0.55%
Total Annual Net Expenses	1.15%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.55%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$117	$482

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master Global Bond Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	86%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Global Bond Fund.

The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world.

The Master Fund seeks to provide you, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in bonds.  The Master Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars.  The Master Fund may invest substantially in securities of issuers domiciled outside the U.S., including issuers domiciled in developing countries.  Normally, the Master Fund’s debt obligations will consist substantially of investment-grade bond (rated Baa3 or better or BBB- or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser).. The Master Fund may also invest in lower quality, higher yielding debt securities.  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the Master Fund intends to limit its investments in the securities of any single issuer.

An investment in the Master Fund is subject to risks, including the possibility that the value of the Master Fund’s portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Feeder Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
High-yield bonds, lower-rated bond, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Global Bond Fund Annual Total Returns as of December 31

9.54%	3.60%	10.04%
2007	2008	2009

Best Quarter (ended 9/30/2009): 7.22%; Worst Quarter (ended 9/30/2008): -4.19%

Master Global Bond Fund Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 4, 2006
Class 1	10.04%	7.92%
Barclays Capital Global Aggregate Index	6.93%	7.10%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 173 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark H. Dalzell	2006	Senior Vice President, CRMC
Thomas H. Hogh	2006	Senior Vice President, CRMC
James R. Mulally	2008	Senior Vice President, CRMC

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/American Funds Global Small Capitalization Fund
Class A

The shares of the JNL/American Funds Global Small Capitalization Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds Global Small Capitalization Fund seeks growth of capital over time through exclusive investment in the shares of the Global Small Capitalization Fund (“Master Global Small Capitalization Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.62%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.05%
Total Annual Fund Operating Expenses	1.92%
Less waiver/reimbursement2	0.60%
Total Annual Net Expenses	1.32%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.60%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Feeder Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$134	$545

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master Global Small Capitalization Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	55%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Global Small Capitalization Fund.  Normally, the Master Global Small Capitalization Fund invests at least 80% of its net assets in stocks and other equity-type securities of smaller companies located around the world.  The Master Global Small Capitalization Fund currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less.

The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks.  Investors in the Master Global Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Feeder Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Global Small Capitalization Fund Annual Total Returns as of December 31

-16.33%	-12.63%	-18.83%	53.92%	21.13%	25.66%	24.35%	21.73%	-53.39%	61.63%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 29.27%; Worst Quarter (ended 12/31/2008): -31.20%

Master Global Small Capitalization Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	10 years
Class 1	61.63%	7.46%	4.72%
S&P Global <$3 Billion Index	50.67%	5.43%	7.36%
MSCI All Country World Small Cap Index	51.30%	5.24%	6.10%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 177 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Gordon Crawford	1998	Senior Vice President, CRGI
Mark E. Denning	1988	Senior Vice President, CRGI
J. Blair Frank	2003	Senior Vice President, CRGI
Harold H. La	2008	Senior Vice President, CRGI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/American Funds Growth-Income Fund
Class A

The shares of the JNL/American Funds Growth-Income Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds Growth-Income Fund seeks capital appreciation and income through exclusive investment in the shares of the Growth-Income Fund (“Master Growth-Income Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.02%
Total Annual Fund Operating Expenses	1.40%
Less waiver/reimbursement2	0.40%
Total Annual Net Expenses	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.40%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Feeder Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$102	$404

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master Growth-Income Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	24%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Growth-Income Fund.  The Master Growth-Income Fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Normally, the Master Growth-Income Fund invests up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard & Poor’s 500 Composite Index.

The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Feeder Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Income risk – Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Growth-Income Fund Annual Total Returns as of December 31

8.24%	2.78%	-18.15%	32.76%	10.66%	6.08%	15.51%	5.32%	-37.68%	31.54%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 16.97%; Worst Quarter (ended 12/31/2008): -21.91%

Master Growth-Income Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	10 years
Class 1	31.54%	1.13%	3.54%
S&P 500 Index	26.46%	0.42%	-0.95%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 181 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
James K. Dunton	1984	Senior Vice President, CRGI
J. Blair Frank	2006	Senior Vice President, CRGI
Claudia P. Huntington	1994	Senior Vice President, CRGI
Donald D. O’Neal	2005	Senior Vice President, CRGI
C. Ross Sappenfield	1999	Senior Vice President, CRGI
Dylan J. Yolles	2005	Senior Vice President, CRGI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/American Funds International Fund
Class A

The shares of the JNL/American Funds International Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds International Fund seeks capital appreciation through exclusive investment in the shares of the International Fund (“Master International Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.05%
Total Annual Fund Operating Expenses	1.80%
Less waiver/reimbursement2	0.55%
Total Annual Net Expenses	1.25%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.55%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$127	$513

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master International Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	46%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master International Fund.  The Master International Fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States.  The Master Fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The Master Fund is designed for investors seeking capital appreciation through stocks.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Feeder Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master International Fund Annual Total Returns as of December 31

-21.85%	-19.73%	-14.58%	35.12%	19.66%	21.75%	19.33%	20.30%	-42.01%	43.50%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.52%; Worst Quarter (ended 12/31/2008): -20.81%

Master International Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	10 years
Class 1	43.50%	7.78%	2.34%
MSCI All Country World ex-USA Index	42.14%	6.30%	3.12%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 185 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Sung Lee	2006	Senior Vice President, CRGI
Jesper Lyckeus	2007	Senior Vice President, CRGI
Christopher M. Thomsen	2006	Senior Vice President, CRGI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/American Funds New World Fund
Class A

The shares of the JNL/American Funds New World Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds New World Fund seeks capital appreciation through exclusive investment in the shares of the New World Fund (“Master New World Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.97%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.06%
Total Annual Fund Operating Expenses	2.28%
Less waiver/reimbursement2	0.80%
Total Annual Net Expenses	1.48%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.80%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$151	$636

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master New World Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	25%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master New World Fund.  The Master Fund is designed for investors seeking capital appreciation.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The Master Fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets.  The Master Fund may also invest in debt securities of issuers, including issuers of lower-rated bonds (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser), with exposure to these countries.  Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”  Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.  In determining whether a country is qualified, the Master Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.

In addition, the Master Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds (sometimes referred to as “junk bonds”) and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.  The Master Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Feeder Fund’s shares will change, and you could lose money by investing in the Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master New World Fund Annual Total Returns as of December 31

-12.43%	-3.99%	-5.45%	39.56%	19.07%	21.10%	32.88%	32.53%	-42.20%	49.95%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.00%; Worst Quarter (ended 12/31/2008): -22.22%

Master New World Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	10 years
Class 1	49.95%	13.07%	9.34%
MSCI All Country World Index	35.41%	3.64%	0.89%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 190 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
David C. Barclay	1999	Senior Vice President, CRMC
Carl M. Kawaja	1999	Fixed Income Senior Vice President, CWI
Robert W. Lovelace	1999	Senior Vice President, CWI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL Institutional Alt 20 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL Institutional Alt 20 Fund is long-term growth of capital and income through investment in other funds.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.81%
Total Annual Fund Operating Expenses	1.01%

* Because the Fund invests in the Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the anticipated initial allocations to the Underlying Funds. Actual amounts may be higher or lower than these shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$103	$322	$558	$1,236

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period
4/6/2009 – 12/31/2009	3%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.  See Underlying Funds and Traditional Asset Classes and Underlying Funds and Non-Traditional Asset Classes at page 193.

Traditional Asset Classes

U.S. Equity	International	Fixed Income
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	U.S. Investment Grade Index

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities Natural Resources	U.S. High Yield Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Absolute Return Global Tactical Asset Allocation (“GTAA”)

Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 25% to 35% in fixed income securities, 30% to 40% in U.S. equity securities, and 5% to 15% in international securities. Under normal conditions, the Fund allocates approximately 20% of its assets to Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Performance of a Fund will vary from year to year.  The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	2009	Vice President and Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL Institutional Alt 35 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL Institutional Alt 35 Fund is long-term growth of capital and income through investment in other funds.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.95%
Total Annual Fund Operating Expenses	1.15%

* Because the Fund invests in the Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the anticipated initial allocations to the Underlying Funds. Actual amounts may be higher or lower than these shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$117	$365	$633	$1,398

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period
4/6/2009 – 12/31/2009	6%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.  See Underlying Funds and Traditional Asset Classes and Underlying Funds and Non-Traditional Asset Classes at page 196.

Traditional Asset Classes

U.S. Equity	International	Fixed Income
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	U.S. Investment Grade Index

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities Natural Resources	U.S. High Yield Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Absolute Return Global Tactical Asset Allocation (“GTAA”)

Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 20% to 30% in fixed income securities, 25% to 35% in U.S. equity securities, and 5% to 15% in international securities.  Under normal conditions, the Fund allocates approximately 35% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	2009	Vice President and Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL Institutional Alt 50 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL Institutional Alt 50 Fund is long-term growth of capital and income through investment in other funds.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	1.10%
Total Annual Fund Operating Expenses	1.30%

** Because the Fund invests in the Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the anticipated initial allocations to the Underlying Funds. Actual amounts may be higher or lower than these shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$132	$412	$713	$1,568

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period
4/6/2009 – 12/31/2009	13%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.  See Underlying Funds and Traditional Asset Classes and Underlying Funds and Non-Traditional Asset Classes at page 199.

Traditional Asset Classes

U.S. Equity	International	Fixed Income
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	U.S. Investment Grade Index

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities Natural Resources	U.S. High Yield Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Absolute Return Global Tactical Asset Allocation (“GTAA”)

Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 15% to 25% in fixed income securities, 20% to 30% in U.S. equity securities, and 0% to 10% in international securities. Under normal conditions, the Fund allocates approximately 50% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underyling Fund that invests in non-tradtional asset classes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	2009	Vice President and Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL Institutional Alt 65 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL Institutional Alt 65 Fund is long-term growth of capital and income through investment in other funds.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	1.23%
Total Annual Fund Operating Expenses	1.43%

** Because the Fund invests in the Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the anticipated initial allocations to the Underlying Funds. Actual amounts may be higher or lower than these shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$146	$452	$782	$1,713

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period
4/6/2009 – 12/31/2009	24%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.  See Underlying Funds and Traditional Asset Classes and Underlying Funds and Non-Traditional Asset Classes at page 202.

Traditional Asset Classes

U.S. Equity	International	Fixed Income
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	U.S. Investment Grade Index

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities Natural Resources	U.S. High Yield Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Absolute Return Global Tactical Asset Allocation (“GTAA”)

Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 10% in fixed income securities, 15% to 25% in U.S. equity securities, and 0% to 10% in international securities.  Under normal conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-tradtional asset classes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	2009	Vice President and Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/AIM Global Real Estate Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Global Real Estate Fund is high total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.86%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.08%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$110	$343	$595	$1,317

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	65%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets   in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.  These companies include real estate investment trusts (“REITs”) or other real estate operating companies.

Investment in equity and debt securities of companies unrelated to the real estate industry are generally limited to securities that the portfolio managers believe are undervalued and have potential for growth of capital.  The Fund may purchase debt securities including U.S. Treasury and agency bonds and notes.  It may also invest up to 10% in non-investment grade debt securities (commonly known as “junk-bonds”).

The Fund also may engage in short sales of securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Real estate investment risk – An investment in the Fund will be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Short sales risk – Short sales could result in loses greater than the actual cost of the investment. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

36.38%	-15.01%	-35.71%	32.53%
2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 30.59%; Worst Quarter (ended 12/31/08): -35.39%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 2, 2005)
JNL/AIM Global Real Estate Fund (Class A)	32.53%	3.15%
FTSE EPRA/NAREIT Developed Real Estate Index	38.26%	2.57%

Portfolio Management
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)
Sub-Sub-Adviser:
Invesco Asset Management Ltd.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Joe Rodriguez, Jr.	2005	Lead Portfolio Manager
Mark Blackburn	2005	Portfolio Manager
James Trowbridge	2005	Portfolio Manager
Ping-Ying Wang	2006	Portfolio Manager
Paul Curbo	2007	Portfolio Manager
James Cowen	2008	Portfolio Manager
Darin Turner	2010	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/AIM International Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM International Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.06%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	27%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in a diversified portfolio of reasonably priced, quality international equity securities.  The Fund focuses its investments in marketable equity securities of foreign companies and will normally invest in the securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

At the present time, the Fund’s portfolio managers intend to invest no more than 20% of the Fund’s total assets in companies located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

The Fund may also purchase derivative securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-13.99%	-20.29%	-20.58%	28.53%	16.34%	10.69%	22.67%	9.70%	-40.94%	36.99%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 19.01%; Worst Quarter (ended 9/30/2002): -22.59%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/AIM International Growth Fund (Class A)	36.99%	3.80%	-0.19%
MSCI EAFE Growth Index	29.36%	3.65%	-1.31%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Clas Olsson	2007	Lead Portfolio Manager
Barrett Sides	2007	Lead Portfolio Manager
Shuxin Cao	2007	Senior Portfolio Manager
Matthew Dennis	2007	Portfolio Manager
Jason Holzer	2007	Senior Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/AIM Large Cap Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.98%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$100	$312	$542	$1,201

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	57%

Principal Investment Strategies. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies.  The Fund’s investments may include other securities, such as synthetic instruments.  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

The Fund may also invest up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-25.47%	30.02%	9.99%	7.23%	7.86%	15.75%	-37.66%	24.29%
2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 12.96%; Worst Quarter (ended 12/31/08): -19.35%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 29, 2001)
JNL/AIM Large Cap Growth Fund (Class A)	24.29%	0.73%	2.39%
Russell 1000 Growth Index	37.21%	1.63%	1.84%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Geoffrey Keeling	2001	Senior Portfolio Manager
Robert Shoss	2001	Senior Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/AIM Small Cap Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.17%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$119	$372	$644	$1,420

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	33%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.  The Fund’s investments may include other securities, such as synthetic and derivative instruments.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-27.32%	38.43%	6.86%	8.42%	14.49%	11.37%	-39.73%	34.80%
2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 21.01%; Worst Quarter (ended 12/31/08): -27.68%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 29, 2001)
JNL/AIM Small Cap Growth Fund (Class A)	34.80%	2.35%	4.21%
Russell 2000 Growth Index	34.47%	0.87%	4.35%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Juliet Ellis	2004	Senior Portfolio Manager & Chief Investment Officer
Juan Hartsfield	2004	Portfolio Manager
Clay Manley	2008	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Capital Guardian Global Balanced Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.02%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	78%

Principal Investment Strategies. The Fund seeks to meet its objective through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a blend of 65% equities and 35% fixed-income, but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed-income securities.

The Fund may also invest in debt securities of developing country (emerging market) issuers.

Consistent with the Fund’s objective the Fund may purchase derivative securities from time to time.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Deriviatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The Global Balanced Hybrid Composite is a hypothetical representation of the performance of the Fund’s general investment categories using a weighting of 65% equities and 35% bonds.  The following indexes are used to calculate the composite index: the MSCI All Country World Index, 65% and the Barclays Capital Global Aggregate Bond Index, 35%.

To create a more representative return comparison, 65% of the Fund’s return is benchmarked to the MSCI All Country World Index and the remaining 35% is benchmarked to the Barclays Capital Global Aggregate Bond Index.

Annual Total Returns as of December 31

Class A

-4.49%	-6.57%	13.73%	9.42%	10.09%	10.79%	7.96%	-28.29%	22.48%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 13.30%; Worst Quarter (ended 12/31/08): -13.78%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (May 1, 2000)
JNL/Capital Guardian Global Balanced Fund (Class A)	22.48%	2.95%	2.41%
MSCI All Country World Index	34.63%	3.10%	0.74%
Barclays Capital Global Aggregate Bond Index	6.93%	4.55%	7.01%
Global Balanced Hybrid Composite	24.71%	3.96%	3.18%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark A. Brett	2007	Director and Senior Vice President of Capital International Limited
Michael Cohen	2009	Director and Senior Vice President for Capital International Limited
Mark H. Dalzell	2007	Vice President for Capital International Limited
David I. Fisher	2007	Chairman of the Board
Laurentius Harrer	2007	Senior Vice President
Nancy J. Kyle	2007	Vice Chair of the Board
Robert H. Neithart	2007	Director and Senior Vice President
Wesley K.-S. Phoa	2008	Senior Vice President of Capital International Research
Lionel M. Sauvage	2007	Senior Vice President
Alan J. Wilson	2007	Director and Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Capital Guardian Global Diversified Research Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Diversified Research Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.88%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.10%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$112	$350	$606	$1,340

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	85%

Principal Investment Strategies. The Fund seeks to meet its objective by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

The Fund may also invest in equity securities of developing country emerging market issuers.

Consistent with the Fund’s objective the Fund may purchase derivative securities from time to time.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-18.28%	-23.50%	-27.12%	23.97%	11.36%	1.91%	13.31%	20.65%	-42.52%	38.32%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.25%; Worst Quarter (ended 12/31/08): -24.89%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Capital Guardian Global Diversified Research Fund (Class A)	38.32%	2.07%	-3.55%
MSCI All Country World Index	34.63%	3.10%	0.42%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
G. Ernest Nutter	2009	Vice President of Capital International Research, Inc.

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Capital Guardian U.S. Growth Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian U.S. Growth Equity Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.99%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$101	$315	$547	$1,213

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	55%

Principal Investment Strategies. The Fund seeks to meet its objective by investing at least 80% of its assets in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S., (including American Depositary Receipts (“ADRs”), and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-20.97%	-30.18%	-29.76%	35.46%	11.67%	4.67%	4.60%	9.73%	-40.92%	34.91%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 17.92%; Worst Quarter (ended 12/31/08): -27.62%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Capital Guardian U.S. Growth Equity Fund (Class A)	34.91%	-0.86%	-5.61%
Russell 1000® Growth Index	37.21%	1.63%	-3.99%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Todd S. James	2007	Director and Senior Vice President
Eric H. Stern	2007	Director and Senior Vice President
Alan J. Wilson	2007	Director and Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit Suisse Global Natural Resources Fund)
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Credit Suisse Commodity Securties Fund is long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.05%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$107	$334	$579	$1,283

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	108%

Principal Investment Strategies. The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.  The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities.  To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals.  To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities.  These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options.  The Fund may hold a portion of its portfolio in fixed-income securities.  The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio.  One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the “Natural Resources Portfolio.”  The other portfolio will focus on investments in commodity instruments; the “Commodities Portfolio.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Returns shown for the period prior to June 15, 2009 reflect the results achieved by the Fund’s previous investment strategy.

The S&P 500 Index is the Standard & Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

Effective May 7, 2009, UBS AG acquired the Dow Jones-AIG Commodity (Total Return) Index and renamed it Dow Jones-UBS Commodity Index.  The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (“LME”).

The MSCI World Composite Index is an index of indices with similar objectives as the Natural Resources Portfolio’s general investment categories. The following indexes are used to calculate the composite index: the MSCI Metals & Mining Index, 50%, MSCI Oil & Gas Index, 25%, MSCI Paper & Forest Index, 15%, and the MSCI Chemicals Index, 10%.

MSCI Metals & Mining Index is a global industry index for the metals and mining industry.

MSCI Oil & Gas Index is a global industry index for the oil and gas industry.

MSCI Paper & Forest Index is a global industry index for the paper and forest industry.

MSCI Chemicals Index is a global industry index for the chemicals industry.

Effective October 5, 2009, for consistency with the Fund’s strategy change, the Fund replaced the S&P 500 Index with the Dow Jones-UBS Commodity Index as its benchmark.
Annual Total Returns as of December 31

Class A

-51.30%	50.17%
2008	2009

Best Quarter (ended 6/30/2009): 21.22%; Worst Quarter (ended 9/30/2008): -35.60%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Credit Suisse Commodity Securities Fund (Class A)	50.17%	0.56%
S&P 500 Index	26.46%	-6.03%
Dow Jones-UBS Commodity Index	18.91%	-2.31%
MSCI World Composite Index	52.10%	1.06%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Credit Suisse Asset Management, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Jordan Low, CFA	2009	Director
Christopher Burton, CFA	2009	Director
Andrew B. Karsh	2009	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Credit Suisse Long/Short Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Credit Suisse Long/Short Fund is total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses*	0.39%
Acquired Fund Fees and Expenses**	0.01%
Total Annual Fund Operating Expenses	1.55%

* Other expenses are based on amounts incurred during the period ended December 31, 2009. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period were 0.29% and 0.08%, respectively.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
** Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$158	$490	$845	$1,845

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	909%

Principal Investment Strategies. The Fund’s principal investment strategy is to employ a proprietary, quantitative multi-factor model to select an equity portfolio with long-run average total returns greater than the benchmark Standard & Poor’s (“S&P”) 500 Index and with investment risk similar to the S&P 500 Index.  The investment strategy is quantitative in nature; the portfolio managers’ discretion is used to determine the selection and importance of factors in the multi-factor stock selection model.  The Fund’s active quantitative equity management strategy allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.  The strategy employed by this Fund is a natural expansion of enhanced indexing and long/short strategies, referred to as the U.S. Equity – Short Extension Strategy.  This strategy offers the portfolio management team increased flexibility to express their views on certain equities while maintaining—to a large degree—the S&P 500 Index’s risk factors, such as sector and industry exposures.

The Sub-Adviser generally employs complementary long and short stock positions around within the framework of full market exposure to the S&P 500 Index.  Long positions are typically held at up to 140% of the underlying stock portfolio, and the standards short limitation is relaxed to allow short positions of up to 40% of the underlying stock portfolio. The portfolio, including the net short positions, therefore, maintains an expected beta of one (1.0) in relation to the S&P 500 Index while seeking to achieve better performance through this technique, in the long-run, than the S&P 500 Index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Short sales risk – Short sales could result in loses greater than the actual cost of the investment. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•	Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, there is direct exposure to its risks.
•
Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-37.68%	24.86%
2008	2009

Best Quarter (ended 6/30/2009): 16.48%; Worst Quarter (ended 12/31/08): -21.56%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Credit Suisse Long/Short Fund (Class A)	24.86%	-5.57%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Credit Suisse Asset Management, LLC

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Jordan Low, CFA	2007	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Eagle Core Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Eagle Core Equity Fund is long-term growth through capital appreciation, and secondarily, current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.03%
Total Annual Fund Operating Expenses	0.99%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$101	$315	$547	$1,213

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	36%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $5 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate and long-term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

0.28%	-9.83%	-20.53%	24.54%	6.32%	3.37%	12.35%	0.59%	-39.04%	33.83%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 20.60%; Worst Quarter (ended 12/31/08): -24.10%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (September 16, 1996)
JNL/Eagle Core Equity Fund (Class A)	33.83%	-0.96%	-0.97%
S&P 500 Index	26.46%	0.42%	-0.95%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Eagle Asset Management, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard Skeppstrom	2001	Managing Director
John Jordan III	2001	Vice President
Craig Dauer	2001	Vice President
Robert Marshall	2001	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Eagle SmallCap Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.03%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$105	$328	$569	$1,259

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	67%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-13.25%	11.00%	-22.77%	39.97%	18.80%	2.52%	20.03%	12.14%	-38.34%	35.52%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2001): 24.69%; Worst Quarter (ended 12/31/08): -28.90%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (September 16, 1996)
JNL/Eagle SmallCap Equity Fund (Class A)	35.52%	2.89%	3.61%
Russell 2000 Growth Index	34.47%	0.87%	-1.37%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Eagle Asset Management, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Bert L. Boksen	1996	Senior Vice President, Managing Director & Portfolio Manager
Eric Mintz	2008	Assistant Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Founding Strategy Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Founding Strategy Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	1.07%
Total Annual Fund Operating Expenses	1.13%

* Because the Fund invests in the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Global Growth Fund, and the JNL/Franklin Templeton Mutual Shares Fund, the Fund indirectly bears its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the allocations to the Underlying Funds during the period ended December 31, 2009.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$115	$359	$622	$1,375

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	5%

Principal Investment Strategies. The Fund seeks to achieve its objective by making allocations (approximately 33 1/3%) of its assets and cash flows among the following three Underlying Funds:

•	JNL/Franklin Templeton Income Fund;
•	JNL/Franklin Templeton Global Growth Fund; and
•	JNL/Franklin Templeton Mutual Shares Fund.

These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

The investment policies of the Underlying Funds are described elsewhere in this Prospectus.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-36.13%	30.13%
2008	2009

Best Quarter (ended 6/30/2009): 17.96%; Worst Quarter (ended 12/31/08): -18.94%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Franklin Templeton Founding Strategy Fund (Class A)	30.13%	-5.78%
S&P 500 Index	26.46%	-6.03%
MSCI World Index	29.99%	-5.86%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Daniel W. Koors	2007	Senior Vice President & Chief Financial Officer
Lynn M. Mouser	2008	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Global Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Global Growth Fund is long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.89%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.11%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$113	$353	$612	$1,352

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	5%

Principal Investment Strategies. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

Depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Fund may use derivative strategies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-40.72%	31.06%
2008	2009

Best Quarter (ended 6/30/2009): 19.70%; Worst Quarter (ended 12/31/08): -21.36%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Franklin Templeton Global Growth Fund (Class A)	31.06%	-7.99%
MSCI World Index	29.99%	-5.86%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Templeton Global Advisors Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Cindy L. Sweeting, CFA	2007	President
Tucker Scott, CFA	2007	Executive Vice President
Lisa F. Myers, CFA	2007	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Income Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Income Fund is to maximize income while maintaining prospects for capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.02%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	39%

Principal Investment Strategies. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.  In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, healthcare and telecommunications.

The Fund may invest up to 25% of its assets in foreign securities, either directly or through depositary receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”).  As of September 30, 2009, approximately 55.2% of the Fund’s net assets were invested in lower-rated and comparable quality unrated debt securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

1.85%	-29.74%	32.92%
2007	2008	2009

Best Quarter (ended 6/30/2009): 17.16%; Worst Quarter (ended 9/30/2008): -14.65%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 1, 2006)
JNL/Franklin Templeton Income Fund (Class A)	32.92%	1.19%
S&P 500 Index	26.46%	-2.20%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.45%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisers, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward D. Perks, CFA	2006	Vice President
Charles B. Johnson	2006	Chairman of the Board

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton International Small Cap Growth Fund
(formerly, JNL/Capital Guardian International Small Cap Fund)
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton International Small Cap Growth Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	1.35%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$137	$428	$739	$1,624

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	46%

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion.

Smaller international companies are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding (i) $5 billion or the equivalent in local currencies, or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) EAFE Small Cap Index, whichever is greater, at the time of purchase.  The MSCI EAFE Small Cap Index is designed to measure the equity market small cap segment performance in the global developed markets, excluding the U.S. and Canada.

The Fund considers international companies to be those organized under the laws of a country outside of the United States or having a principal office in a country outside of the United States, or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the United States.  The Fund may invest in emerging market countries.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-54.00%	52.93%
2008	2009

Best Quarter (ended 6/30/2009): 32.48%; Worst Quarter (ended 12/31/08): -26.90%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/Franklin Templeton International Small Cap Growth Fund (Class A)	52.93%	-16.11%
MSCI EAFE Small Cap Index	46.78%	-12.87%
S&P Developed ex-U.S. (under $2 billion) Index	45.70%	-12.91%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Templeton Institutional, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edwin Lugo CFA	2010	Vice President
David Glazer CFA	2010	Research Analyst

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Mutual Shares Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Mutual Shares Fund is capital appreciation, which may occasionally be short-term, and secondarily, income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.06%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.13%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$115	$359	$622	$1,375

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	61%

Principal Investment Strategies. Under normal market conditions, the Fund invests mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion in smaller companies.

The Fund intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Risk arbitrage securities and distressed companies risk – Companies involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers and distressed companies present significant t risks that any restructuring may not be successful and become reduced in value or worthless.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-37.90%	26.74%
2008	2009

Best Quarter (ended 6/30/2009): 16.97%; Worst Quarter (ended 12/31/08): -21.63%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Franklin Templeton Mutual Shares Fund (Class A)	26.74%	-7.72%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Mutual Advisers, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Peter A. Langerman	2007	President and Chief Executive Officer
Deborah A. Turner, CFA	2007	Portfolio Manager
F. David Segal, CFA	2007	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Small Cap Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Small Cap Value Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.18%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$120	$375	$649	$1,432
Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	2%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in investments of small capitalization companies.  The Sub-Adviser deems small capitalization companies are companies with market capitalizations (the market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.

The Fund invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation.  Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities.

In choosing investments that are undervalued, the Fund’s manager focuses on companies that have one or more of the following characteristics:

•	Stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales -- all relative to the market, a company’s industry or a company's earnings history
•	Recent sharp price declines but the potential for good long-term earnings prospects, in the manager’s opinion
•
Valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

The Fund may invest up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

17.71%	-6.14%	-33.23%	33.80%
2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 24.17%; Worst Quarter (ended 12/31/08): -29.32%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 2, 2005)
JNL/Franklin Templeton Small Cap Value Fund (Class A)	33.80%	1.84%
Russell 2500TM Value Index	27.68%	2.01%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisory Services, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William J. Lippman	2005	President
Bruce C. Baughman, CPA	2005	Senior Vice President
Margaret McGee	2005	Vice President
Donald G. Taylor	2005	Senior Vice President
Y. Dogan Sahin	2007	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Core Plus Bond Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The primary investment objective of the JNL/Goldman Sachs Core Plus Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.69%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	0.92%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$94	$293	$509	$1,131

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	430%

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market (including non-investment grade securities), emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.  The Fund may also use derivative strategies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub-Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

7.28%	6.71%	8.38%	13.53%	6.91%	2.62%	4.77%	6.91%	-5.17%	14.16%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 5.88%; Worst Quarter (ended 9/30/2008): -2.81%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Goldman Sachs Core Plus Bond Fund (Class A)	14.16%	4.47%	6.48%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.
Sub-Sub-Adviser:
Goldman Sachs Asset Management International

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael Swell	2007	Managing Director
James B. Clark	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Emerging Markets Debt Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Goldman Sachs Emerging Markets Debt Fund is a high level of total return consisting of income and capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.05%
Total Annual Fund Operating Expenses	1.16%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$118	$368	$638	$1,409

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	94%

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging market risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub-Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

23.06%
2009

Best Quarter (ended 6/30/2009): 12.46%; Worst Quarter (ended 3/31/2009): 0.41%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)	23.06%	15.12%
JPMorgan GBI EM Global Diversified Index	21.98%	18.73%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.
Sub-Sub-Adviser:
Goldman Sachs Asset Management International

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Samuel Finkelstein	2008	Managing Director
Richardo Penfold	2008	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Mid Cap Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Goldman Sachs Mid Cap Value Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.83%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.04%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	113%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.

If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

The Fund may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries.

The Fund may also invest in derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•	Investments in initial public offerings of securities (“IPO”s) – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

15.73%	2.80%	-36.09%	32.65%
2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 19.27%; Worst Quarter (ended 12/31/08): -23.79%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 2, 2005)
JNL/Goldman Sachs Mid Cap Value Fund (Class A)	32.65%	3.02%
Russell Midcap Value Index	34.21%	2.39%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Dolores Bamford	2005	Managing Director
Andrew Braun	2005	Managing Director
Scott Carroll	2005	Managing Director
Sean Gallagher	2005	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Ivy Asset Strategy Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	1.29%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$131	$409	$708	$1,556

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	16%

Principal Investment Strategies. The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

The Fund may invest up to 100% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Ivy Investment Management Company (“IICO”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael L. Avery	2009	Chief Investment Officer & Executive Vice President
Ryan F. Caldwell	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/JPMorgan International Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.04%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	92%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.  In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear overvalued.

The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-15.45%	-20.33%	-26.59%	39.43%	22.54%	18.57%	31.98%	11.97%	-44.49%	30.17%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 25.26%; Worst Quarter (ended 9/30/2002): -24.76%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/JPMorgan International Value Fund (Class A)	30.17%	4.83%	0.68%
MSCI EAFE Value Index	34.23%	3.36%	3.53%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Jeroen Huysinga	1998	Managing Director
Gerd Woort-Menker	1998	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/JPMorgan MidCap Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan MidCap Growth Fund is to seek capital growth over the long-term.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.02%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	82%

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase.

The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may also invest up to 20% of its total assets in all types of foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment style growth risk – Growth stock prices frequently already reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-34.74%	-40.19%	-29.21%	35.65%	18.00%	6.16%	12.06%	7.96%	-44.44%	42.96%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 16.88%; Worst Quarter (ended 3/31/2001): -32.74%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/JPMorgan MidCap Growth Fund (Class A)	42.96%	0.40%	-7.65%
Russell Midcap Growth Index	46.29%	2.40%	-0.52%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Christopher M.V. Jones	2007	Managing Director
Tim Parton	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan U.S. Government & Quality Bond Fund is to obtain a high level of current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.74%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$76	$237	$411	$918

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	12%

Principal Investment Strategies. The Fund under normal circumstances invests at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments. The Sub-Adviser actively manages the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection.  Mortgage-backed securities selections are determined by reference to mathematical models that reflect certain payment assumptions and estimates of future economic factors.  The Fund may also invest in high-quality corporate debt securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Mortgage-backed and mortgage-related securities risk– Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

11.50%	6.92%	11.47%	1.18%	3.85%	2.35%	3.25%	6.38%	6.53%	3.69%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2002): 6.54%; Worst Quarter (ended 6/30/2004): -2.47%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)	3.69%	4.43%	5.66%
Barclays Capital U.S. Government Bond Index	-2.20%	4.87%	6.17%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael Sais	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Lazard Emerging Markets Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Lazard Emerging Markets Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.29%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$131	$409	$708	$1,556

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	49%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries and that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

31.81%	-50.05%	71.74%
2007	2008	2009

Best Quarter (ended 6/30/2009): 34.31%; Worst Quarter (ended 12/31/08): -32.32%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 1, 2006)
JNL/Lazard Emerging Markets Fund (Class A)	71.74%	6.10%
MSCI Emerging Markets Index	78.51%	6.81%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Lazard Asset Management LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John R. Reinsberg	2006	Deputy Chairman
James Donald	2006	Portfolio Manager/Analyst
Rohit Chopra	2007	Portfolio Manager/Analyst
Erik McKee	2008	PortfolioManager/Analyst

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Lazard Mid Cap Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Lazard Mid Cap Equity Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.04%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	79%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

25.37%	13.24%	-14.08%	28.89%	24.72%	8.81%	14.56%	-2.61%	-38.96%	39.65%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 21.77%; Worst Quarter (ended 12/31/08): -27.15%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/Lazard Mid Cap Equity Fund (Class A)	39.65%	0.69%	7.33%
Russell MidCap® Index	40.48%	2.43%	4.98%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Lazard Asset Management LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Christopher Blake	1998	Managing Director
Andrew Lacey	1998	Deputy Chairman
Robert A. Failla	2005	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/M&G Global Basics Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/M&G Global Basics Fund is to maximize long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.22%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$124	$387	$670	$1,477

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	43%

Principal Investment Strategies. The Fund seeks to invest in companies operating in basic industries (“primary” and “secondary” industries) as further described below and also in companies that service these industries.  The Fund may also invest in other global equities.

The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

46.88%
2009

Best Quarter (ended 6/30/2009): 24.51%; Worst Quarter (ended 3/31/2009): -8.91%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/M&G Global Basics Fund (Class A)	46.88%	18.76%
FTSE World Index	34.38%	12.66%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
M&G Investment Management Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Graham French	2008	Global Fund Equity Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/M&G Global Leaders Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/M&G Global Leaders Fund is to maximize long-term total return (the combination of income and growth of capital).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.22%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$124	$387	$670	$1,477

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	39%

Principal Investment Strategies. The Fund seeks to invest in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.

The investment strategy of the Fund is to identify those companies and stocks that represent the best investments from the global universe of companies in all sectors, countries and size ranges.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

37.43%
2009

Best Quarter (ended 6/30/2009): 22.88%; Worst Quarter (ended 3/31/2009): -9.46%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/M&G Global Leaders Fund (Class A)	37.43%	11.86%
FTSE World Index	34.38%	12.66%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
M&G Investment Management Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Aled Smith	2008	Global Equity Fund Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management 10 x 10 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management 10 x 10 Fund is capital appreciation and income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.05%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.63%
Total Annual Fund Operating Expenses	0.69%

* Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the allocations to the Underlying Funds during the period ended December 31, 2009.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$70	$221	$384	$859

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	11%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of the following Funds (“Underlying Funds”):

➢	50% in the JNL/Mellon Capital Management JNL 5 Fund;
➢	10% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	10% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	10% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	10% in the JNL/Mellon Capital Management International Index Fund; and
➢	10% in the JNL/Mellon Capital Management Bond Index Fund.

The investment policies of the Underlying Funds are described elsewhere in this Prospectus and in the Prospectus of JNL Variable Fund LLC.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Underlying funds risk– The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-36.25%	24.59%
2008	2009

Best Quarter (ended 6/30/2009): 18.13%; Worst Quarter (ended 12/31/08): -22.40%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (April 30, 2007)
JNL/Mellon Capital Management 10 x 10 Fund (Class A)	24.59%	-8.54%
Russell 3000 Index	28.34%	-7.88%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Daniel W. Koors	2007	Senior Vice President & Chief Financial Officer
Lynn M. Mouser	2008	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Index 5 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Index 5 Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.05%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.62%
Total Annual Fund Operating Expenses	0.68%

* Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the allocations to the Underlying Funds during the period ended December 31, 2009.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$69	$218	$379	$847

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	8%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of the following Funds (“Underlying Funds”):

➢	20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	20% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	20% in the JNL/Mellon Capital Management International Index Fund; and
➢	20% in the JNL/Mellon Capital Management Bond Index Fund.

The investment policies of the Underlying Funds are described elsewhere in this Prospectus.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Underlying funds risk– The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-29.87%	25.16%
2008	2009

Best Quarter (ended 6/30/2009): 16.12%; Worst Quarter (ended 12/31/08): -17.98%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (April 30, 2007)
JNL/Mellon Capital Management Index 5 Fund (Class A)	25.16%	-4.76%
Russell 3000 Index	28.34%	-7.88%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Daniel W. Koors	2007	Senior Vice President & Chief Financial Officer
Lynn M. Mouser	2008	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management European 30 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management European 30 Fund is to provide capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	65%

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date will be on or about January 1of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

41.03%
2009

Best Quarter (ended 6/30/2009): 27.11%; Worst Quarter (ended 3/31/2009): -15.83%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Mellon Capital Management European 30 Fund (Class A)	41.03%	17.19%
MSCI Europe Index	35.83%	12.44%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2008	Managing Director
Richard A. Brown	2008	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Pacific Rim 30 Fund is to provide capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	47%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The next Stock Selection Date will be on or about January 1of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

24.15%
2009

Best Quarter (ended 6/30/2009): 26.42%; Worst Quarter (ended 3/31/2009): -13.65%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Mellon Capital Management Pacific Rim 30 Fund (Class A)	24.15%	15.26%
MSCI Pacific Index	24.18%	10.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2008	Managing Director
Richard A. Brown	2008	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management S&P 500 Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500® Index.  The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.61%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	4%

Principal Investment Strategies. The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the S&P 500 Index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals and other receivables.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

27.79%	10.06%	4.37%	15.08%	4.90%	-37.64%	25.97%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 15.82%; Worst Quarter (ended 12/31/08): -22.46%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management S&P 500 Index Fund (Class A)	25.97%	-0.21%	1.02%
S&P 500 Index	26.46%	0.42%	1.62%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P MidCap 400 Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.61%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	14%

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P MidCap 400 Index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index.  The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P MidCap 400 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share prices of the securities owned.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals and other receivables.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

34.55%	15.79%	11.98%	9.69%	7.45%	-37.58%	38.03%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 20.11%; Worst Quarter (ended 12/31/08): -26.84%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class A)	38.03%	2.60%	5.44%
S&P MidCap 400 Index	37.38%	3.27%	6.08%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Small Cap Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000® Index1.  The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.62%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$63	$199	$346	$774

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	17%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities.

To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

45.88%	17.42%	4.22%	17.49%	-2.11%	-35.01%	27.54%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 22.99%; Worst Quarter (ended 12/31/08): -27.33%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management Small Cap Index Fund (Class A)	27.54%	-0.13%	3.99%
Russell 2000 Index	27.17%	0.51%	4.60%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

1 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management International Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East (“EAFE”) Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.44%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.69%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$70	$221	$384	$859

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	2%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals and other receivables, and to facilitate meeting the Fund’s objectives.  For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Index.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

37.31%	19.49%	13.31%	25.58%	10.39%	-42.92%	29.28%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 25.22%; Worst Quarter (ended 12/31/08): -20.69%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management International Index Fund (Class A)	29.28%	3.00%	6.44%
MSCI EAFE Index	31.78%	3.54%	7.00%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Bond Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.  The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.61%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	87%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in fixed-income securities that seek to match the performance and characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices.  This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market.  Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts.  Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund’s Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Barclays Capital U.S. Aggregate Bond Index.

The Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

2.87%	3.74%	1.85%	3.64%	6.43%	3.79%	5.65%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2002): 4.79%; Worst Quarter (ended 6/30/2004): -2.61%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management Bond Index Fund (Class A)	5.65%	4.26%	4.57%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	5.27%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
David C. Kwan	2004	Managing Director
Lowell Bennett	2004	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Global Alpha Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.15%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.37%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$139	$434	$750	$1,646

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
9/28/2009 – 12/31/2009	0%

Principal Investment Strategies. The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund’s investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.  The Fund ordinarily invests in at least three countries.

The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund’s portfolio managers to implement investment decisions quickly and cost-effectively.  The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Performance of a Fund will vary from year to year.  The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Helen Potter, CFA	2009	Managing Director
Vassilis Dagioglu	2009	Managing Director
James Stavena	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Oppenheimer Global Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.07%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$109	$340	$590	$1,306

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	21%

Principal Investment Strategies. The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Cyclical opportunities risk – Seeking tactical advantage of changes in the business cycle evidencing growth potential, short-term market movements or changes affecting particular issuers or industries presents the risk that the anticipated changes do not occur, and the value of the stock could fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-22.33%	40.56%	17.93%	13.74%	16.96%	6.33%	-40.86%	39.42%
2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 22.66%; Worst Quarter (ended 12/31/08): -22.28%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (April 30, 2001)
JNL/Oppenheimer Global Growth Fund (Class A)	39.42%	3.12%	3.89%
MSCI World Index	29.99%	2.01%	2.14%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
OppenheimerFunds, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Rajeev Bhaman	2004	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/PAM Asia ex-Japan Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PAM Asia ex-Japan Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.28%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$130	$406	$702	$1,545

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	39%

Principal Investment Strategies. The Fund seeks to achieve its objective of long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

The Asia ex-Japan region includes, but is not limited to, the following countries: Korea; Taiwan; Hong Kong; Philippines; Thailand; Malaysia; Singapore; Indonesia; People’s Republic of China; India; Pakistan, and Vietnam.  The Fund may also invest in depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Asia ex-Japan concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Asia ex-Japan countries and to be more volatile than the performance of more geographically diversified funds.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-50.09%	69.59%
2008	2009

Best Quarter (ended 6/30/2009): 41.35%; Worst Quarter (ended 9/30/2008): -23.88%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/PAM Asia ex-Japan Fund (Class A)	69.59%	-8.60%
MSCI Asia ex-Japan Index	72.07%	-9.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Prudential Asset Management (Singapore) Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Kannan Venkataramani	2007	Investment Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/PAM China-India Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PAM China-India Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.03%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.34%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$136	$425	$734	$1,613

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	73%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing normally, 80% of its assets  in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The investments of the Fund include, but are not limited to, listed securities in the regulated market, which operates regularly and is recognized, depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The MSCI China-India Composite Index is a hypothetical representation of the performance of the MSCI China Index and MSCI India Index.  The index weightings of MSCI Composite Index are MSCI China India, 50% and MSCI India Index, 50%.

Annual Total Returns as of December 31

Class A

-57.62%	82.27%
2008	2009

Best Quarter (ended 6/30/2009): 45.45%; Worst Quarter (ended 12/31/08): -24.06%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/PAM China-India Fund (Class A)	82.27%	-11.77%
MSCI China Index	62.29%	-12.27%
MSCI India Index	102.81%	-12.64%
MSCI China-India Composite Index	83.10%	-11.60%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Prudential Asset Management (Singapore) Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
DR Rao	2007	Investment Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/PIMCO Real Return Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PIMCO Real Return Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$83	$259	$450	$1,002

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	722%

Principal Investment Strategies. The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.  The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.  The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.  The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index.  For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of the inflation-indexed portfolio.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.  The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as futures, options, forward contracts or swap agreements, or in mortgage or asset-backed securities.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-3.73%	17.25%
2008	2009

Best Quarter (ended 3/31/2008): 5.77%; Worst Quarter (ended 9/30/2008): -4.89%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/PIMCO Real Return Fund (Class A)	17.25%	7.89%
Barclays Capital U.S. TIPS Index	11.41%	7.00%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mihir Wohar	2007	Executive Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/PIMCO Total Return Bond Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$83	$259	$450	$1,002

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	177%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

11.75%	9.52%	8.85%	4.78%	4.45%	2.40%	3.38%	8.25%	0.40%	15.45%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 6.71%; Worst Quarter (ended 9/30/2008): -3.54%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/PIMCO Total Return Bond Fund (Class A)	15.45%	5.84%	6.83%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William H. Gross	2004	Managing Director & Chief Investment Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/PPM America High Yield Bond Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	0.82%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	50%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  For purpose of satisfying the 80% requirement, the Fund may also invest in derivative instruments (such as options, futures contracts or swap agreements, including credit default swaps) that have economic characteristics similar to the fixed income instruments mentioned above.

The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-4.67%	5.33%	5.76%	25.79%	8.22%	1.69%	10.51%	-1.10%	-30.75%	46.30%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 18.82%; Worst Quarter (ended 12/31/08): -19.99%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/PPM America High Yield Bond Fund (Class A)	46.30%	2.40%	4.99%
BofA Merrill Lynch High Yield Master II Constrained Index	58.10%	6.39%	6.66%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Anthony Balestrieri	2007	Senior Managing Director
Scott B. Richards	2008	Senior Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/PPM America Mid Cap Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America Mid Cap Value Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.07%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$109	$340	$590	$1,306

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	89%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell MidCap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

47.38%
2009

Best Quarter (ended 6/30/2009): 34.21%; Worst Quarter (ended 12/31/08): -28.39%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (March 31, 2008)
JNL/PPM America Mid Cap Value Fund (Class A)	47.38%	-9.46%
Russell MidCap Value Index	34.21%	-5.58%
Russell MidCap Index	4.48%	-5.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard S. Brody, CFA	2008	Executive Vice President
Samuel A. Yee, CFA	2008	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2008	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/PPM America Small Cap Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America Small Cap Value Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.06%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	114%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.

If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

33.97%
2009

Best Quarter (ended 6/30/2009): 27.25%; Worst Quarter (ended 3/31/2009): -18.66%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (March 31, 2008)
JNL/PPM America Small Cap Value Fund (Class A)	33.97%	-9.09%
S&P SmallCap 600/Citigroup Value Index	22.85%	4.30%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard S. Brody, CFA	2008	Executive Vice President
Samuel A. Yee, CFA	2008	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2008	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/PPM America Value Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America Value Equity Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$88	$274	$477	$1,061

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	63%

Principal Investment Strategies. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.  For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

6.96%	-6.32%	-19.87%	24.55%	9.76%	4.91%	13.03%	-5.63%	-47.21%	44.58%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 28.59%; Worst Quarter (ended 12/31/08): -24.11%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/PPM America Value Equity Fund (Class A)	44.58%	-3.11%	-0.64%
S&P500/Citigroup Value Index	21.18%	-0.81%	0.82%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard S. Brody, CFA	2007	Executive Vice President
Samuel A. Yee, CFA	2007	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2007	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Red Rocks Listed Private Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Red Rocks Listed Private Equity Fund is to seek to maximum total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	1.21%
Total Annual Fund Operating Expenses	2.41%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other investment companies, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$244	$751	$1,285	$2,746

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	34%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicles whose purpose is to invest in privately held companies.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

40.33%
2009

Best Quarter (ended 6/30/2009): 45.51%; Worst Quarter (ended 3/31/2009): -22.67%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Red Rocks Listed Private Equity Fund (Class A)	40.33%	-13.65%
S&P Listed Private Equity Index	61.65%	-7.30%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Red Rocks Capital LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Adam Goldman	2008	Co-Founder & Managing Director
Mark Sunderhuse	2008	Co-Founder & Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Select Balanced Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	54%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

The Balanced Composite Index is a hypothetical representation of the performance of the Fund’s general investment categories using a weighting of 65% equity and 35% bond.  The following indexes are used to calculate the composite index:  the S&P 500 Index, 65% and the Barclays Capital U.S. Aggregate Bond Index, 35%.

Annual Total Returns as of December 31

Class A

8.25%	10.57%	-1.93%	21.57%	10.88%	5.30%	13.65%	7.49%	-20.79%	19.78%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 12.67%; Worst Quarter (ended 12/31/08): -11.46%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Select Balanced Fund (Class A)	19.78%	4.07%	6.80%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%
Balanced Composite Index	19.42%	2.28%	1.87%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward P. Bousa, CFA	2004	Senior Vice President
Christopher L. Gootkind, CFA	2006	Vice President
John C. Keogh	2004	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Select Money Market Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver	0.09%
Net Expenses	0.48%

JNAM has contractually agreed to waive fees and reimburse expenses of the Fund through December 31, 2010 to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  For additional information about the waiver and any reimbursement, please turn to “Management of the Trust: Management Fee” on page 384.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$49	$174	$309	$705

Principal Investment Strategies. The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; ii) time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions; iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); iv) obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The Fund may invest more than 25% of its assets in the banking industry.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

The Fund attempts to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

The 7-day yield of Class A on December 31, 2009, was 0.00%.

Annual Total Returns as of December 31

Class A

5.83%	3.45%	1.07%	0.46%	0.78%	2.71%	4.49%	4.76%	2.20%	0.15%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2000): 1.50%; Worst Quarter (ended 6/30/2009, 9/30/2009, and 12/31/2009): 0.00%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Select Money Market Fund (Class A)	0.15%	2.85%	2.57%
BofA Merrill Lynch Treasury Bill Index (3 month)	0.21%	3.02%	2.99%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/Select Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Value Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.83%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$85	$265	$460	$1,025

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	42%

Principal Investment Strategies. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion).

The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

34.80%	14.77%	8.15%	20.86%	7.90%	-33.35%	23.98%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 19.83%; Worst Quarter (ended 12/31/08): -19.22%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (September 30, 2002)
JNL/Select Value Fund (Class A)	23.98%	3.11%	9.86%
Russell 1000 Value Index	19.69%	-0.25%	7.00%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen H. Grimes, CFA	2004	Senior Vice President
Ian R. Link, CFA	2008	Vice President
W. Michael Reckmeyer, III, CFA	2008	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Established Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$93	$290	$504	$1,120

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	62%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in common stocks.   The Fund concentrates its investments in well-established growth companies.  The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives.

The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-0.34%	-10.23%	-23.33%	30.54%	9.89%	6.09%	13.70%	10.12%	-42.85%	43.49%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 16.16%; Worst Quarter (ended 12/31/08): -24.30%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/T. Rowe Price Established Growth Fund (Class A)	43.49%	1.73%	0.70%
Russell 1000 Growth Index	37.21%	1.63%	-3.99%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
P. Robert Bartolo	2007	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.02%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	32%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the Sub-Adviser expects to grow at a faster rate than the average company.

The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the Russell MidCap® Growth Index.  The market cap of companies in the Fund’s portfolio and the Russell MidCap® Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range.

In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.  The Fund may also invest up to 25% of its assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

7.16%	-1.49%	-21.93%	38.60%	18.03%	14.10%	6.76%	17.26%	-40.68%	46.93%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2001): 21.17%; Worst Quarter (ended 12/31/08): -26.44%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)	46.93%	4.48%	5.31%
Russell MidCap® Growth Index	46.29%	2.40%	-0.52%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Brian W.H. Berghuis, CFA	1995	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.53%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.05%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	102%

Principal Investment Strategies. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three (3) years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

Within this broad structure, investment decisions reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices and yields of the various securities.  For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund’s program) that would provide higher yields and appreciation potential.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

4.82%	-5.97%	7.64%
2007	2008	2009

Best Quarter (ended 6/30/2009): 3.50%; Worst Quarter (ended 12/31/08): -2.63%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 1, 2006)
JNL/T. Rowe Price Short-Term Bond Fund (Class A)	7.64%	2.47%
Bof A Merrill Lynch 1-3 Year Treasury Index	0.78%	4.89%
Barclays Capital 1-3 Yr Government/Credit Index	1.41%	5.05%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward A. Wiese	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued.  Income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.76%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.97%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$99	$309	$536	$1,190

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	21%

Principal Investment Strategies. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund’s Sub-Adviser regards as undervalued.  Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies.  The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.
Annual Total Returns as of December 31

Class A

0.78%	-16.84%	29.97%	15.12%	6.07%	20.11%	0.85%	-40.47%	37.09%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.51%; Worst Quarter (ended 12/31/08): -27.56%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (May 1, 2000)
JNL/T. Rowe Price Value Fund (Class A)	37.09%	0.95%	4.14%
Russell 1000 Value Index	19.69%	-0.25%	2.52%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark S. Finn	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/S&P Competitive Advantage Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/S&P Competitive Advantage Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.72%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$74	$230	$401	$894

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	101%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identifying trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS excludes stocks with a S&P Quality Rank of B- or lower; and then,
•	Of the remaining, SPIAS selects the top 50 stocks as ranked by return on invested capital; and then,
•	SPIAS selects the 30 stocks with the lowest price to book multiple.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-29.40%	44.22%
2008	2009

Best Quarter (ended 9/30/2009): 16.71%; Worst Quarter (ended 12/31/08): -21.40%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/S&P Competitive Advantage Fund (Class A)	44.22%	0.51%
S&P 500 Index	26.46%	-10.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia (SPIAS)	2007	Vice President
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/S&P Dividend Income & Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/S&P Dividend Income & Growth Fund is primarily capital appreciation with a secondary focus on current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.72%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$74	$230	$401	$894

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	84%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•
First, from the companies included in the S&P 500 Index, SPIAS selects stocks with an S&P Quality Rank of B+ or better and an S&P Credit Rating of BBB+ or better.  If a total of 30 stocks do not pass the screens in a particular sector, the S&P Credit Rating hurdle will be lowered until a total of 30 stocks qualify; and then

•	SPIAS selects from each of ten economic sectors in the S&P 500 the three stocks with the highest Dividend Yield.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-25.93%	23.47%
2008	2009

Best Quarter (ended 9/30/2009): 27.30%; Worst Quarter (ended 3/31/2009): -20.60%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/S&P Dividend Income & Growth Fund (Class A)	23.47%	-5.25%
S&P 500 Index	26.46%	-10.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia (SPIAS)	2007	Vice President
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/S&P Intrinsic Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/S&P Intrinsic Value Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.72%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$74	$230	$401	$894

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	151%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, excluding financial companies, SPIAS selects stocks with a S&P Quality Rank of B or better and a S&P Credit Rating of BB- or better; and then
•	SPIAS selects only those stocks with a positive value of free cash flow; and then
•	SPIAS selects only those stocks with a decreasing amount of shares outstanding; and then
•	SPIAS selects the top 30 stocks as measured by highest free cash flow yield.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-35.84%	57.04%
2008	2009

Best Quarter (ended 9/30/2009): 33.53%; Worst Quarter (ended 12/31/08): -24.12%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/S&P Intrinsic Value Fund (Class A)	57.04%	-0.03%
S&P 500 Index	26.46%	-10.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia (SPIAS)	2007	Vice President
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/S&P Total Yield Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/S&P Total Yield Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.72%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$74	$230	$401	$894

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	126%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS selects stocks with a S&P Quality Rank of B or better; and then
•
SPIAS selects the 30 stocks with the highest S&P Total Yield.  S&P Total Yield is defined by taking the sum of the cash dividend, net cash used for stock repurchases and net cash used to retire debt divided by the company’s market capitalization.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-35.67%	42.88%
2008	2009

Best Quarter (ended 6/30/2009): 34.36%; Worst Quarter (ended 12/31/08): -29.89%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/S&P Total Yield Fund (Class A)	42.88%	-3.63%
S&P 500 Index	26.46%	-10.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia (SPIAS)	2007	Vice President
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/S&P 4 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/S&P 4 Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.05%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.72%
Total Annual Fund Operating Expenses	0.78%

* Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the allocations to the Underlying Funds during the period ended December 31, 2009.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$80	$249	$433	$966

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	12%

Principal Investment Strategies. The Fund seeks to achieve its objective by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

•	JNL/S&P Competitive Advantage Fund;
•	JNL/S&P Dividend Income & Growth Fund;
•	JNL/S&P Intrinsic Value Fund; and
•	JNL/S&P Total Yield Fund.

The investment policies of the Underlying Funds are described elsewhere in this Prospectus.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk– The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-31.62%	41.85%
2008	2009

Best Quarter (ended 9/30/2009): 26.89%; Worst Quarter (ended 12/31/08): -21.33%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/S&P 4 Fund (Class A)	41.85%	-1.79%
S&P 500 Index	26.46%	-10.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Daniel W. Koors	2007	Senior Vice President & Chief Financial Officer
Lynn M. Mouser	2008	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/S&P Managed Conservative Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Conservative Fund is capital growth and current income.

Expenses.  The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.83%
Total Annual Fund Operating Expenses	1.01%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$103	$322	$558	$1,236

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	11%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 348.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

3.73%	7.85%	6.30%	-13.75%	13.53%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 6.20%; Worst Quarter (ended 9/30/2008): -5.59%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 4, 2004)
JNL/S&P Managed Conservative Fund (Class A)	13.53%	3.09%	3.62%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.95%
S&P 500 Index	26.46%	0.42%	1.75%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/S&P Managed Moderate Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Fund is to seek capital growth.  Current income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.16%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.87%
Total Annual Fund Operating Expenses	1.04%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	6%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 351.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

4.99%	10.39%	7.74%	-21.24%	18.63%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 8.76%; Worst Quarter (ended 12/31/08): -10.29%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 4, 2004)
JNL/S&P Managed Moderate Fund (Class A)	18.63%	3.13%	4.02%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.95%
S&P 500 Index	26.46%	0.42%	1.75%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/S&P Managed Moderate Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Growth Fund is capital growth and current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.15%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.90%
Total Annual Fund Operating Expenses	1.06%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	13%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 354.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-1.63%	-4.70%	-8.48%	17.75%	9.58%	6.41%	12.17%	8.65%	-27.50%	23.46%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 11.57%; Worst Quarter (ended 12/31/08): -14.25%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (April 9, 1998)
JNL/S&P Managed Moderate Growth Fund (Class A)	23.46%	3.03%	2.54%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/S&P Managed Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Growth Fund is to seek capital growth.  Current income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.15%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.93%
Total Annual Fund Operating Expenses	1.09%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$111	$347	$61	$1,329

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	8%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 357.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-4.35%	-7.34%	-12.40%	21.73%	11.41%	7.44%	14.15%	8.70%	-35.36%	28.06%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 14.71%; Worst Quarter (ended 12/31/08): -19.98%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (April 8, 1998)
JNL/S&P Managed Growth Fund (Class A)	28.06%	1.99%	1.51%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/S&P Managed Aggressive Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Aggressive Growth Fund is capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.95%
Total Annual Fund Operating Expenses	1.14%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$116	$362	$628	$1,386

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	19%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 360.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-9.37%	-10.58%	-18.26%	26.80%	12.61%	8.48%	15.57%	9.17%	-39.16%	31.05%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 16.79%; Worst Quarter (ended 12/31/08): -22.70%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (April 8, 1998)
JNL/S&P Managed Aggressive Growth Fund (Class A)	31.05%	1.76%	0.32%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/S&P Disciplined Moderate Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Disciplined Moderate Fund is to seek capital growth.  Current income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.65%
Total Annual Fund Operating Expenses	0.84%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	12%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P Disciplined Moderate Fund allocates approximately 50% to 70% of its assets to Underlying Funds that investment primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

See Underlying Funds at page 363.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-26.60%	18.67%
2008	2009

Best Quarter (ended 9/30/2009): 11.14%; Worst Quarter (ended 12/31/08): -14.44%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/S&P Disciplined Moderate Fund (Class A)	18.67%	-2.35%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.10%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/S&P Disciplined Moderate Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Disciplined Moderate Growth Fund is to seek capital growth and current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.65%
Total Annual Fund Operating Expenses	0.84%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	16%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P Disciplined Moderate Growth Fund allocates approximately 70% to 90% of its assets to Underlying Funds that investment primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

See Underlying Funds at page 366.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-34.76%	22.77%
2008	2009

Best Quarter (ended 9/30/2009): 14.43%; Worst Quarter (ended 12/31/08): -20.45%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/S&P Disciplined Moderate Growth Fund (Class A)	22.77%	-5.18%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.10%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Summary Prospectus May 1, 2010

JNL/S&P Disciplined Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Disciplined Growth Fund is capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.65%
Total Annual Fund Operating Expenses	0.84%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	24%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P Disciplined Growth Fund allocates approximately 80% to 100% of its assets to Underlying Funds that investment primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

See Underlying Funds at page 369.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-39.21%	25.39%
2008	2009

Best Quarter (ended 6/30/2009): 17.12%; Worst Quarter (ended 12/31/08): -23.11%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/S&P Disciplined Growth Fund (Class A)	25.39%	-6.81%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.10%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 167.

Information About Purchasing the Funds

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson, or through a Jackson fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson, the tax treatment of dividends and distributions will depend on the tax status of Jackson, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additional Information About The Funds

JNL/American Funds Blue Chip Income and Growth Fund
Class A

Investment Objective.  The JNL/American Funds Blue Chip Income and Growth Fund seeks both income and capital appreciation through investment in the Class 1 – Master Blue Chip Income and Growth Fund.

Principal Investment Strategies.  The JNL/American Funds Blue Chip Income and Growth Fund invests primarily in shares of the “Master Fund.”  The Master Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on Standard & Poor’s 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.  The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above.  The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.  The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The Master Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.  The Master Fund is designed for investors seeking both income and capital appreciation.

The prices of and the income generated by securities held by the Master Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local regional or global political, social or economic instability; and currency and interest rate fluctuations.  Income provided by the Master Fund may be affected by changes in the dividend policies of the companies in which the Master Fund invests and the capital resources available for such payments at such companies.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the Master Fund may involve large price swings and potential for loss.  Income provided by the Master Fund may be affected by changes in the dividend policies of companies in which the Master Fund invests and the capital resources available for such payments at such companies.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Blue Chip Income and Growth Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Foreign securities risk
•	Market risk
•	Growth investing risk
•	Income risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.43%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.44%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.40%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.66%; Class B 0.41%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Blue Chip Income and Growth Fund
Management Fee	0.43%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.44%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Funds that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.70% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.45% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Funds is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	James K. Dunton is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 48 years, all with CRMC or its affiliates.

•	C. Ross Sappenfield is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 18 years, all with CRMC or its affiliates.

•	Christopher D. Buchbinder is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 15 years, all with CRMC or its affiliates.

•	James B. Lovelace is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 28 years, all with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds Global Bond Fund
Class A

Investment Objective.  The JNL/American Funds Global Bond Fund seeks a high level of total return through investment in the Class 1 – Master Global Bond Fund.

Principal Investment Strategies.  The JNL/American Funds Global Bond Fund invests primarily in shares of the “Master Fund.”  The Master Fund seeks to provide you, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investment-grade bonds issued by companies based around the world and denominated in various currencies, including U.S. dollars.  The Master Fund may also invest in lower quality, higher yielding debt securities.  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world.  An investment in the Master Fund is subject to risks, including the possibility that the value of the Master Fund’s portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Investments in securities issued by companies based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by companies domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries.  For instance, developing countries may have less developed legal and accounting systems.  The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices.  In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.  Securities markets in these countries are also relatively small and have substantially lower trading volumes.  As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

The values of and the income generated by most debt securities held by the Master Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.  For example, the values of debt securities in the Master Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.  Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.  Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.   In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the Master Fund’s ability to dispose of such securities.

The values of and the income generated by most debt securities held by the Master Fund may also be affected by changes in relative currency values.  If the U.S. dollar appreciates against foreign currencies, the value of the Master Fund’s securities denominated in such currencies would generally depreciate and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the Master Fund intends to limit its investments in the securities of any single issuer to 5%.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Global Bond Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bond, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Non-diversification risk
•	Credit risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Market risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.56%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.59%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.30%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.56%; Class B 0.31%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Global Bond Fund
Management Fee	0.56%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.59%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fumd’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to their investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.70% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.55% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively increasing the advisory fee directly payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	Mark H. Dalzell is a Senior Vice President of Fixed Income, CRMC and has been an investment professional for 32 years in total; 22 years with CRMC or its affiliates.

•	Thomas H. Hogh is a Senior Vice President of Fixed Income, CRMC and has been an investment professional for 23 years in total; 20 years with CRMC or its affiliates.

•	James R. Mulally is a Senior Vice President of Fixed Income, CRMC and has been an investment professional for 34 years in total; 30 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds Global Small Capitalization Fund
Class A

Investment Objective.  The JNL/American Funds Global Small Capitalization Fund seeks growth of capital over time through investment in the Class 1 – Master Global Small Capitalization Fund.

Principal Investment Strategies.  The JNL/American Funds Global Small Capitalization Fund invests primarily in the shares of the “Master Fund.”  The Master Fund seeks to achieve its investment objective by investing at least 80% of its net assets (net assets plus borrowings for investment purposes) in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the Master Global Small Capitalization Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  The Master Global Small Capitalization Fund currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less.  The Adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future.

The Master Fund may also invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.  The Master Fund expects to be invested in numerous counties around the world.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Global Small Capitalization Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	Liquidity risk
•	Market risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.72%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.76%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.30%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.56%; Class B 0.31%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Global Small Capitalization Fund
Management Fee	0.72%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.76%

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement with JNAM is available in the Fund’s Annual Report dated December 31, 2009.

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.75% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.60% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JJNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively increasing the advisory fee directly payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund's portfolio are listed below:

•	Gordon Crawford is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 39 years, all with CRMC or its affiliates.

•	Mark E. Denning is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 28 years, all with CRMC or its affiliates.

•	J. Blair Frank is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 17 years in total; 16 years with CRMC or its affiliates.

•	Harold H. La is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 12 years in total; 11 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds Growth-Income Fund
Class A

Investment Objective.  The JNL/American Funds Growth-Income Fund seeks capital appreciation and income through investment in the Class 1 – Master Growth-Income Fund.

Principal Investment Strategies.  The JNL/American Funds Growth-Income Fund invests primarily in shares of the “Master Fund.”  The Master Growth-Income Fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.  The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the Master Growth-Income Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Growth-Income Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.  Income provided by the Master Growth-Income Fund may be affected by changes in the dividend policies of the companies in which the Master Growth-Income Fund invests and the capital resources available for such payments at such companies.

Normally, the Master Growth-Income Fund invests up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard & Poor’s 500 Composite Index.  Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the Master Fund may involve large price swings and potential for loss.  Income provided by the Master Fund may be affected by changes in the dividend policies of the companies in which the Master Fund invests and the capital resources available for such payments at such companies.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Growth-Income Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Market risk
•	Growth investing risk
•	Income risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Growth investing risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.28%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.29%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.45%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.71%; Class B 0.46%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Growth-Income Fund
Management Fee	0.28%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.29%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure.  Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.70% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.40% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay their investment adviser for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	James K. Dunton is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 48 years, all with CRMC or its affiliates.

•	J. Blair Frank is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 17 years in total; 16 years with CRMC or its affiliates.

•	Claudia P. Huntington is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 37 years in total; 35 years with CRMC or its affiliates.

•	Donald D. O’Neal is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 25 years, all with CRMC or its affiliates.

•	C. Ross Sappenfield is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 18 years, all with CRMC or its affiliates.

•	Dylan J. Yolles is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 13 years in total; 10 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds International Fund
Class A

Investment Objective.  The JNL/American Funds International Fund seeks capital appreciation through investment in the Class 1 – Master International Fund.

Principal Investment Strategies.  The JNL/American Funds International Fund invests primarily in the shares of the “Master Fund.”  The Master Fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States.  The Master Fund is designed for investors seeking capital appreciation through stocks.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the Master Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and commodity fluctuations.  For example, increases in the prices of basic commodities, such as oil or grains, can negatively impact the value of the stocks of certain companies.  The growth-oriented, equity-type securities generally purchased by the Master Fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems.  The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.  Securities markets in these countries are also relatively small and have substantially lower trading volumes.  As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds International Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Currency risk
•	Foreign securities risk
•	Market risk
•	Emerging markets risk
•	Growth investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.45%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.71%; Class B 0.46%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master International Fund
Management Fee	0.50%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.54%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the of the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure.  Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.85% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.55% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	Sung Lee is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 16 years, all with CRMC or its affiliates.

•	Jesper Lyckeus is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 15 years in total; 14 years with CRMC or its affiliates.

•	Christopher M. Thomsen is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 13 years, all with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds New World Fund
Class A

Investment Objective.  The JNL/American Funds New World Fund seeks capital appreciation through investment in the Class 1 – Master New World Fund.

Principal Investment Strategies.  The JNL/American Funds New World Fund invests primarily in shares of the “Master Fund.”  The Master Fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Master Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.   The Master Fund is designed for investors seeking capital appreciation.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The Master Fund may invest in equity securities of any company, regardless of its size or where it is based, if the Master Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.  Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.  In addition, the Master Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.  The Master Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the Master Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.  The Master Fund’s investment adviser will maintain a list of qualified countries and securities in which the Fund may invest.  Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab Emirates and Venezuela.

The prices of securities held by the Master Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.  The growth-oriented, equity-type securities generally purchased by the Master Fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.  Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the Master Fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities.  For example, the values of debt securities in the Master Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.  In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Master Fund having to reinvest the proceeds in lower yielding securities.  Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.  The Master Fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.  For instance, developing countries may have less developed legal and accounting systems.  The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices.  In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.  Securities markets in these countries are also relatively small and have substantially lower trading volumes.  As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds New World Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bond, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Market risk
•	Growth investing risk
•	Small cap investing risk
•	Credit risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.77%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.82%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.40%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.66%; Class B 0.41%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of their investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments.  The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master New World Fund
Management Fee	0.77%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.82%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if a Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 1.05% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.80% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Funds’ investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	David C. Barclay is a Senior Vice President Fixed Income, CRMC and has been an investment professional for 29 years in total; 22 years with CRMC or its affiliates.

•	Carl M. Kawaja is a Senior Vice President of Capital World Investors and has been an investment professional for 22 years in total; 19 years with CRMC or its affiliates.

•	Robert W. Lovelace is a Senior Vice President of Capital World Investors and has been an investment professional for 25 years, all with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL Institutional Alt 20 Fund
Class A

Investment Objectives.  The investment objective of the JNL Institutional Alt 20 Fund is long-term growth of capital and income.

Principal Investment Strategies.  In addition to the asset classes set forth, the Fund may allocate a percentage of their assets to certain target strategy portfolios.  Target strategies are generally passive management investment styles that feature periodic rebalancing with an impartial selection process. Target strategies apply a core formula-based method over the long term, and typically allocate assets to securities across a broad-based investment universe to create a “core” portfolio.

For the Fund, among the considerations that Jackson National Asset Management, LLC (“JNAM”) uses to determine specific strategic percentage allocations to any particular Underlying Fund are long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, expected long term performance of each Underlying Fund and its related asset class based on quantitative and qualitative investment analysis, as well as, diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, JNAM may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  JNAM reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/Mellon Capital Management S&P 500 Index Fund	Large Cap Index
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	Mid Cap Index
JNL/Mellon Capital Management Small Cap Index Fund	Small Cap Index
JNL/Mellon Capital Management International Index Fund	International Developed Index
JNL/Mellon Capital Management Bond Index Fund	U.S. Investment Grade Index
JNL/Mellon Capital Management European 30 Fund	Target Strategy (International)
JNL/Mellon Capital Management Pacific Rim 30 Fund	Target Strategy (International)
JNL/S&P Competitive Advantage Fund	Target Strategy (U.S. Equity)
JNL/S&P Dividend Income & Growth Fund	Target Strategy (U.S. Equity)
JNL/S&P Intrinsic Value Fund	Target Strategy (U.S. Equity)
JNL/S&P Total Yield Fund	Target Strategy (U.S. Equity)

JNL Variable Fund LLC
Underlying Fund	Asset Class
JNL/Mellon Capital Management JNL 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management Select Small-Cap Fund	Target Strategy (U.S.Equity)
JNL/Mellon Capital Management 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management S&P® 24 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management DowSM Dividend Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Nasdaq® 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Value Line® 30 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management VIP Fund	Target Strategy (International)
JNL/Mellon Capital Management JNL Optimized 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management S&P® SMid 60 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management NYSE® International 25 Fund	Target Strategy (International)

Underlying Funds and Non-Traditional Asset Classes

 JNL Series Trust
Underlying Fund	Asset Class
JNL/AIM Global Real Estate Fund	Global Real Estate
JNL/Credit Suisse Commodity Securities Fund	Natural Resources
JNL/Credit Suisse Long/Short Fund	Long/Short
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Market Debt
JNL/Ivy Asset Strategy Fund	GTAA
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Inflation-Index Securities
JNL/PPM America High Yield Bond Fund	U.S. High Yield
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities. These investments may include Funds that invest in both domestic and international stocks of large established companies as well as, those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed-income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Industry concentration risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities.  To the extent that the Fund has a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the Funds are made by Jackson National Asset Management, LLC (“JNAM”).  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 24 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC (“Curian”) and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $3 billion in Curian’s Custom Style Portfolios.  Mr. Young has been the Chief Investment Officer of Curian since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Annual Report dated December 31, 2008.

JNL Institutional Alt 35 Fund
Class A

Investment Objectives.  The investment objective of the JNL Institutional Alt 35 Fund is long-term growth of capital and income.

Principal Investment Strategies.  In addition to the asset classes set forth herein, the Fund may allocate a percentage of their assets to certain target strategy portfolios.  Target strategies are generally passive management investment styles that feature periodic rebalancing with an impartial selection process. Target strategies apply a core formula-based method over the long term, and typically allocate assets to securities across a broad-based investment universe to create a “core” portfolio.

For the Fund, among the considerations that Jackson National Asset Management, LLC (“JNAM”) uses to determine specific strategic percentage allocations to any particular Underlying Fund are long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, expected long term performance of each Underlying Fund and its related asset class based on quantitative and qualitative investment analysis, as well as, diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, JNAM may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  JNAM reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/Mellon Capital Management S&P 500 Index Fund	Large Cap Index
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	Mid Cap Index
JNL/Mellon Capital Management Small Cap Index Fund	Small Cap Index
JNL/Mellon Capital Management International Index Fund	International Developed Index
JNL/Mellon Capital Management Bond Index Fund	U.S. Investment Grade Index
JNL/Mellon Capital Management European 30 Fund	Target Strategy (International)
JNL/Mellon Capital Management Pacific Rim 30 Fund	Target Strategy (International)
JNL/S&P Competitive Advantage Fund	Target Strategy (U.S. Equity)
JNL/S&P Dividend Income & Growth Fund	Target Strategy (U.S. Equity)
JNL/S&P Intrinsic Value Fund	Target Strategy (U.S. Equity)
JNL/S&P Total Yield Fund	Target Strategy (U.S. Equity)

JNL Variable Fund LLC
Underlying Fund	Asset Class
JNL/Mellon Capital Management JNL 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management Select Small-Cap Fund	Target Strategy (U.S.Equity)
JNL/Mellon Capital Management 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management S&P® 24 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management DowSM Dividend Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Nasdaq® 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Value Line® 30 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management VIP Fund	Target Strategy (International)
JNL/Mellon Capital Management JNL Optimized 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management S&P® SMid 60 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management NYSE® International 25 Fund	Target Strategy (International)

Underlying Funds and Non-Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/AIM Global Real Estate Fund	Global Real Estate
JNL/Credit Suisse Commodity Securities Fund	Natural Resources
JNL/Credit Suisse Long/Short Fund	Long/Short
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Market Debt
JNL/Ivy Asset Strategy Fund	GTAA
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Inflation-Index Securities
JNL/PPM America High Yield Bond Fund	U.S. High Yield
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities. These investments may include Funds that invest in both domestic and international stocks of large established companies as well as, those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed-income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Industry concentration risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.  Because the JNL Insitutional Alt 65 Fund and the JNL Insitutional Alt 50 Fund invest in a higher percentage of investments in non-traditional asset classes, these Funds may incur more risk than the JNL Insitutional Alt 20 Fund and the JNL Insitutional Alt 35 Fund.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the Funds are made by Jackson National Asset Management, LLC (“JNAM”).  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 24 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC (“Curian”) and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $3 billion in Curian’s Custom Style Portfolios.  Mr. Young has been the Chief Investment Officer of Curian since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Annual Report dated December 31, 2008.

JNL Institutional Alt 50 Fund
Class A

Investment Objectives.  The investment objective of the JNL Institutional Alt 50 Fund is long-term growth of capital and income.

Principal Investment Strategies.  In addition to the asset classes set forth herein, the Fund may allocate a percentage of their assets to certain target strategy portfolios.  Target strategies are generally passive management investment styles that feature periodic rebalancing with an impartial selection process. Target strategies apply a core formula-based method over the long term, and typically allocate assets to securities across a broad-based investment universe to create a “core” portfolio.

For the Fund, among the considerations that Jackson National Asset Management, LLC (“JNAM”) uses to determine specific strategic percentage allocations to any particular Underlying Fund are long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, expected long term performance of each Underlying Fund and its related asset class based on quantitative and qualitative investment analysis, as well as, diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, JNAM may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  JNAM reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/Mellon Capital Management S&P 500 Index Fund	Large Cap Index
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	Mid Cap Index
JNL/Mellon Capital Management Small Cap Index Fund	Small Cap Index
JNL/Mellon Capital Management International Index Fund	International Developed Index
JNL/Mellon Capital Management Bond Index Fund	U.S. Investment Grade Index
JNL/Mellon Capital Management European 30 Fund	Target Strategy (International)
JNL/Mellon Capital Management Pacific Rim 30 Fund	Target Strategy (International)
JNL/S&P Competitive Advantage Fund	Target Strategy (U.S. Equity)
JNL/S&P Dividend Income & Growth Fund	Target Strategy (U.S. Equity)
JNL/S&P Intrinsic Value Fund	Target Strategy (U.S. Equity)
JNL/S&P Total Yield Fund	Target Strategy (U.S. Equity)

JNL Variable Fund LLC
Underlying Fund	Asset Class
JNL/Mellon Capital Management JNL 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management Select Small-Cap Fund	Target Strategy (U.S.Equity)
JNL/Mellon Capital Management 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management S&P® 24 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management DowSM Dividend Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Nasdaq® 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Value Line® 30 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management VIP Fund	Target Strategy (International)
JNL/Mellon Capital Management JNL Optimized 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management S&P® SMid 60 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management NYSE® International 25 Fund	Target Strategy (International)

Underlying Funds and Non-Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/AIM Global Real Estate Fund	Global Real Estate
JNL/Credit Suisse Commodity Securities Fund	Natural Resources
JNL/Credit Suisse Long/Short Fund	Long/Short
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Market Debt
JNL/Ivy Asset Strategy Fund	GTAA
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Inflation-Index Securities
JNL/PPM America High Yield Bond Fund	U.S. High Yield
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities. These investments may include Funds that invest in both domestic and international stocks of large established companies as well as, those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed-income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Industry concentration risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.  Because the JNL Insitutional Alt 65 Fund and the JNL Insitutional Alt 50 Fund invest in a higher percentage of investments in non-traditional asset classes, these Funds may incur more risk than the JNL Insitutional Alt 20 Fund and the JNL Insitutional Alt 35 Fund.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the Funds are made by Jackson National Asset Management, LLC (“JNAM”).  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 24 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC (“Curian”) and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $3 billion in Curian’s Custom Style Portfolios.  Mr. Young has been the Chief Investment Officer of Curian since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Annual Report dated December 31, 2008.

JNL Institutional Alt 65 Fund
Class A

Investment Objectives.  The investment objective of the JNL Institutional Alt 65 Fund is long-term growth of capital and income.

Principal Investment Strategies.  In addition to the asset classes set forth herein, the Fund may allocate a percentage of their assets to certain target strategy portfolios.  Target strategies are generally passive management investment styles that feature periodic rebalancing with an impartial selection process. Target strategies apply a core formula-based method over the long term, and typically allocate assets to securities across a broad-based investment universe to create a “core” portfolio.

For the Fund, among the considerations that Jackson National Asset Management, LLC (“JNAM”) uses to determine specific strategic percentage allocations to any particular Underlying Fund are long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, expected long term performance of each Underlying Fund and its related asset class based on quantitative and qualitative investment analysis, as well as, diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, JNAM may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  JNAM reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/Mellon Capital Management S&P 500 Index Fund	Large Cap Index
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	Mid Cap Index
JNL/Mellon Capital Management Small Cap Index Fund	Small Cap Index
JNL/Mellon Capital Management International Index Fund	International Developed Index
JNL/Mellon Capital Management Bond Index Fund	U.S. Investment Grade Index
JNL/Mellon Capital Management European 30 Fund	Target Strategy (International)
JNL/Mellon Capital Management Pacific Rim 30 Fund	Target Strategy (International)
JNL/S&P Competitive Advantage Fund	Target Strategy (U.S. Equity)
JNL/S&P Dividend Income & Growth Fund	Target Strategy (U.S. Equity)
JNL/S&P Intrinsic Value Fund	Target Strategy (U.S. Equity)
JNL/S&P Total Yield Fund	Target Strategy (U.S. Equity)

JNL Variable Fund LLC
Underlying Fund	Asset Class
JNL/Mellon Capital Management JNL 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management Select Small-Cap Fund	Target Strategy (U.S.Equity)
JNL/Mellon Capital Management 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management S&P® 24 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management DowSM Dividend Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Nasdaq® 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Value Line® 30 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management VIP Fund	Target Strategy (International)
JNL/Mellon Capital Management JNL Optimized 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management S&P® SMid 60 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management NYSE® International 25 Fund	Target Strategy (International)
Underlying Funds and Non-Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/AIM Global Real Estate Fund	Global Real Estate
JNL/Credit Suisse Commodity Securities Fund	Natural Resources
JNL/Credit Suisse Long/Short Fund	Long/Short
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Market Debt
JNL/Ivy Asset Strategy Fund	GTAA
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Inflation-Index Securities
JNL/PPM America High Yield Bond Fund	U.S. High Yield
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities. These investments may include Funds that invest in both domestic and international stocks of large established companies as well as, those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed-income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Industry concentration risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.  Because the JNL Insitutional Alt 65 Fund and the JNL Insitutional Alt 50 Fund invest in a higher percentage of investments in non-traditional asset classes, these Funds may incur more risk than the JNL Insitutional Alt 20 Fund and the JNL Insitutional Alt 35 Fund.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the Funds are made by Jackson National Asset Management, LLC (“JNAM”).  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 24 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC (“Curian”) and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $3 billion in Curian’s Custom Style Portfolios.  Mr. Young has been the Chief Investment Officer of Curian since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Annual Report dated December 31, 2008.

JNL/AIM Global Real Estate Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM Global Real Estate Fund is high total return.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts (“REITs”).  A REIT is a real estate company that pools funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.  The principal type of securities purchased by the Fund is common stock, which is a type of equity security. The companies will be located in at least three different countries, including the United States.

The Fund considers a company to be a real estate or real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate.  These companies include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund may engage in short sales of securities.  A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles.  Instead, it borrows that security for delivery when the sale settles.  The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own.  Generally, the Fund may sell a security short to (i) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (ii) to protect a profit in a security that it owns (short sale against the box).  The Fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s total assets.

The Fund may invest in equity and debt securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital.   The Fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the Fund’s portfolio managers to be of comparable quality.

The Fund’s investments in the types of securities described in this Prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this Prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

When constructing the portfolio, the portfolio managers use a fundamental driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives.  The portfolio managers and investment team focus on equity REITs and real estate operating companies.  Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation.  Each potential investment is analyzed using fundamental research and pricing components to identify attractively priced securities that appear to have relatively favorable long-term prospects.  Some of the fundamental factors that are evaluated in screening potential investments for the Fund include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable financing and fixed charge coverage ratios.  The market and company research available to the investment team helps the portfolio managers in their efforts to identify REITs and real estate companies operating in the most attractive markets that represent quality properties, solid management teams with the ability to effectively manage capital structure decisions.  The companies that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess stock valuations relative to one another and relative to the investment teams’ assessment of underlying asset value.  The fundamental research and pricing factors are combined to identify attractively priced securities of companies that appear to have relatively favorable long-term prospects.  The portfolio managers also consider the relative liquidity of each security in the construction of the Fund.  The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Global Real Estate Index (the benchmark index).  The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and/or geographic areas from time to time.  Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas as well as by limiting the size of any one holding.  The Fund uses the benchmark index as a guide to structuring the portfolio, but the Fund is not an index fund.

The portfolio managers will consider selling a security if they conclude (i) its relative valuation falls below desired levels, (ii) its risk /return profile changes significantly, (iii) its fundamentals change, or (iv) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and sub-Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Real estate investment risk
•	Industry concentration risk
•	Foreign securities risk
•	Short sales risk
•	High yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Currency risk
•	Derivatives risk
•	Market risk
•	Leveraging risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Global Real Estate Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA 30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

The sub-Sub-Adviser to the JNL/AIM Global Real Estate Fund is Invesco Asset Management Ltd. (“IAML”), with its principal office at 30 Finsbury Square, London, EC2A 1AG, United Kingdom.  IAML is an affiliate of Invesco.  IAML is compensated by Invesco at no additional expense to the Trust.  Invesco and IAML are collectively referred to herein as “Invesco.”

Day-to-day investment management decisions for the Fund will be made by the Sub-Adviser.  The sub-Sub-Adviser is responsible for choosing certain types of real estate securities for the Fund.  Invesco and its affiliates are indirect, wholly-owned subsidiaries of Invesco, Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  As of December 31, 2009, Invesco, Ltd. managed approximately $423.1 billion in total assets.

The Fund is managed on a team basis.  The individual members of the team, who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Joe Rodriguez, Jr. (Lead Manager), Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.

•	Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1998.
•	James Trowbridge, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1989.
•	Ping-Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.
•	Paul Curbo, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.
•	James Cowen, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 2001.
•	Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2005.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM International Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM International Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified portfolio of reasonably priced, quality international equity securities.  The Fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.  The Fund will normally invest in the securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

At the present time, the Fund’s portfolio managers intend to invest no more than 20% of the Fund’s total assets in companies located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund’s exposure above its total net assets.

The Fund’s investments in the types of securities described in the prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Sub-Adviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques.  The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but for whose prices do not fully reflect these attributes.  Investments for the portfolio are selected “bottom-up” on a stock-by-stock basis.  The focus is on the strengths of individual companies, rather than sector or country trends.  The Sub-Adviser may consider selling a security for several reasons, including (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock prices appears to be overvalued, or (3) a more attractive opportunity is identified.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  In addition to common stocks, the Fund may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities.  Fixed income securities, including preferred stocks and convertible securities, are subject to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer will not make payments of principal or interest when due.  A deterioration in the credit quality of an issuer of fixed income securities will cause the price of those securities to fall. Interest rate risk is the risk that interest rates will rise, causing the prices of fixed income securities, including those owned by the Fund, to fall.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Growth investing risk
•	Market risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/AIM International Growth Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  Invesco Aim Management Group manages or advises investment portfolios which total approximately $423.1 billion in total net assets as of December 31, 2009.  Invesco Aim Management Group is a wholly owned subsidiary of Invesco, Ltd.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•
Clas Olsson (lead manager with respect to the Fund’s investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 1994.

•
Barrett Sides (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1990.

•	Shuxin Cao, Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 1997.
•	Matthew Dennis, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 2000.
•	Jason Holzer, Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invescoand/or affiliates since 1996.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM Large Cap Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.  In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments.  Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts (“ADRs”).  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization.  The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Fund’s portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000 Index at the time of purchase.  The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings.  The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Large Cap Growth Fund is Invesco Advisers, Inc.  (“Invesco”), located at 1555 Peachtree, N.E, Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.Invesco Aim Management Group advises mutual funds and separate accounts which total approximately $423.1 billion in total net assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•	Geoffrey Keeling, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1995.
•	Robert Shoss, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1995.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM Small Cap Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.  In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic and derivative instruments.  Synthetic and derivative instruments are investments that have economic characteristics similar to the Fund’s direct investments.  Synthetic and derivative instruments in which the Fund may invest may include warrants, futures, options, exchange-traded funds and American Depositary Receipts (“ADRs”).  Synthetic and derivative instruments may have the effect of leveraging the Fund’s portfolio.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  The Russell 2000 Index is a widely recognized, unmanaged index of common stocks that measures performance of the 2,000 smallest companies in the Russell 3000® Index.  The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments.  The Fund may also invest up to 25% of its total assets in foreign securities.  Any percentage limitations with respect to the assets of the Fund are applied at the time of purchase.

In selecting investments, the Sub-Adviser utilizes a disciplined portfolio construction process that aligns the Fund with the Russell 2000 Growth Index which the Sub-Adviser believes represents the small cap growth asset class.  The security selection process is based on a three-step process that includes fundamental, valuation, and timeliness analysis.  Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management.  The goal is to find high quality, fundamentally sound companies operating in an attractive industry.  Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one-to-two year horizon.  Timeliness analysis is used to help identify the “timeliness” of a purchase.  In this step, relative price strength, trading volume, characteristics, and trend analysis are reviewed for signs of deterioration.  If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.  The Sub-Adviser considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Investment growth style risk
•	Liquidity risk
•	Interest rate risk
•	Small cap investing risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Small Cap Growth Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  Invesco Aim Management Group advises mutual funds and separate accounts which total approximately $423.1 billion in total net assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team are:

•
Juliet Ellis (lead manager), Senior Portfolio Manager and Chief Investment Officer of Invesco’s Domestic Growth Investment Management Unit, has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.  From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.

•
Juan Hartsfield, Portfolio Manager, has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.  From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management.  From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

•
Clay Manley, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated with Invesco and/or its affiliates since 2001.  From 2002 to February 2008, he was a senior equity analyst on Invesco’s small-cap team.  Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University.  Mr. Manley is a CFA Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian Global Balanced Fund
Class A

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

Principal Investment Strategies.  The Fund’s investment objective is to seek the balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a blend of 65% equities and 35% fixed-income, but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed-income securities.

Equity portion of the Fund
The investment objective of the equity portion of the Fund is to seek long-term growth of capital and income by investing in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $750 million at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Fixed-income portion of the Fund
The investment objective of the fixed-income portion of the Fund is to seek as high a total return, measured in U.S. dollars, as is consistent with conservation of capital, by investing principally in marketable fixed-income securities, denominated in currencies from around the world, as follows:

The bond portion of the Fund will be invested in one or a combination of the following:

(a)
Securities rated Baa3 or better by Moody’s Investors Service, Inc. or Fitch, or BBB or better by Standard & Poor’s Corporation, or securities unrated by any of the foregoing entities that are deemed by the Sub-Adviser to be of equivalent investment quality;

(b)	Securities issued or guaranteed by a national government, its agencies and instrumentalities (excluding developing countries) or a supranational organization,
(c)	Cash equivalents and cash; and/or
(d)	Currency options or forward currency contracts.

The Fund may also invest in debt securities of developing country (emerging market) issuers.  Up to 20% of the fixed-income portion of the Fund will be invested in securities rated lower than those in (a) above, or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Foreign securities risk
•	Interest rate risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian Global Balanced Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

Mark A. Brett is a director and senior vice president of Capital International Limited and a vice president of Capital International Research, Inc. His responsibilities include global fixed-income portfolio management and currency research. Prior to joining the Capital in 1993, Mr. Brett spent 14 years as an economist/strategist with Barclays de Zoete Wedd (formerly De Zoete and Bevan) in London. In addition, he was a director of BZW Capital Markets Ltd. and a member of the London Stock Exchange. He is a member of the UKSIP and the Securities Institute. He is based in London.

Michael Cohen is a director and senior vice president of Capital International Limited, an affiliate of Capital Guardian, and has equity portfolio management responsibilities for Capital Guardian.  Michael joined the Capital organization in 2000 as an investment analyst and later became a portfolio counselor for Capital Research and Management Company until the fall of 2009.  Prior to this, he was a research analyst with both Schroders and Salomon Brothers in London.  He received his MBA from the London Business School and his BA in accounting and economics from Tel Aviv University. He is based in London.

Mark H. Dalzell is a vice president of Capital International Limited. He joined the organization’s fixed-income area as a global bond specialist in 1988 and is involved with Capital International and Capital Guardian’s global and non-U.S. portfolios. Prior to joining the organization, he was a vice president and senior portfolio manager in the International Fixed-Income department at Citibank Investment Management, London for three years, spent two years in institutional sales at Bear, Stearns & Co., two years in the Foreign Exchange Consultancy group of Chase Manhattan Bank, and three years in the International Research department of the Federal Reserve Bank of New York. He received a Master’s degree in public policy from the Kennedy School at Harvard University and a BA in international affairs from the Woodrow Wilson School, Princeton University (magna cum laude). Mr. Dalzell is based in Los Angeles.

David I. Fisher is chairman of the board of Capital Group International, Inc. and Capital Guardian, as well as an officer and director of numerous affiliated companies. He is a portfolio manager for U.S., non-U.S., global, and emerging market assets and has been responsible for our organization’s international investing activities since 1982. He joined the organization in 1969 as a financial analyst and was director of research for ten years. Previously, he was an officer of Smith Barney & Co. and a marketing executive with General Electric Company. A graduate of the University of California at Berkeley, he holds an MBA from the University of Missouri Graduate School of Business Administration. Mr. Fisher is a member of the Los Angeles Society of Financial Analysts, as well as the International Society of Security Analysts. He is based in Los Angeles.

Laurentius Harrer is a senior vice president of Capital Guardian. He has research responsibilities in emerging markets and portfolio management responsibilities for emerging markets debt and global fixed-income accounts. Prior to joining the organization in 1993, he was with Metzler Investment in Frankfurt, Germany where he was a senior portfolio manager responsible for global bond and currency markets. Before that, he spent two years in institutional sales with Bayerische Vereinsbank. Mr. Harrer graduated from the University of Landshut in Germany with a bachelor of business administration degree. He is based in Los Angeles.

Nancy J. Kyle is vice chair of the Board of Capital Guardian.  Ms. Kyle is an international equity portfolio manager and coordinates the asset allocation process for our multi-product services. Prior to joining Capital in 1991, she was a managing director at JPMorgan Investment Management in New York. Ms. Kyle earned a BA from Connecticut College and did graduate work at the London School of Economics. She is based in New York.

Robert H. Neithart is a senior vice president and a director of Capital Guardian and director and an executive vice president of Capital International Research, Inc. He is also a vice president and  director of Capital Strategy Research, Inc. His portfolio management and research responsibilities are focused on emerging markets fixed income, global bonds, and global macroeconomics. Mr. Neithart joined the organization in 1987 as a participant in “The Associates Program.” He earned an AB degree (cum laude) in economics from Occidental College. He is a member of the National Association of Business Economists (NABE), is active in the Los Angeles chapter of NABE and holds the Chartered Financial Analyst® designation. He is based in Los Angeles.

Lionel M. Sauvage is a senior vice president of Capital Guardian Trust Company as well as a senior vice president of Capital International, Inc., with portfolio management responsibilities for both Capital Guardian and Capital International, Inc. He is also a director and senior vice president of Capital International Limited. He joined the organization in 1987 as an investment analyst and has covered European food, beverage, and airline industries, as well as U.S. aerospace companies. Mr. Sauvage earned his MBA from INSEAD in Fontainebleau, France and his electronic engineering degree from ENSEM in Nancy, France. Prior to attending business school, he was a project manager at Sogelerg Engineering in France for five years. He is based in London.

Alan J. Wilson is a director and senior vice president of Capital Guardian.  He is also president and director of global research for Capital International Research, Inc. a director of The Capital Group Companies, Inc. and a director of Capital Group Research, Inc.. He is a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining the organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.

Wesley K.-S. Phoa is a senior vice president of Capital International Research, Inc. and vice president of Capital Strategy Research, Inc.  He manages U.S. fixed income portfolios. He is also an investment analyst covering U.S. government bonds, as well as having responsibilities for fixed-income quantitative research. Prior to joining Capital in 1999, he was with Capital Management Sciences in Los Angeles for three years, where he served as vice president and later as director of research. Before that he spent three years with Deutsche Bank in Australia as a quantitative analyst and three years as a mathematics lecturer and research fellow. Dr. Phoa received a PhD in pure mathematics from Trinity College at the University of Cambridge. He also holds a BSc (Honors) from the Australian National University and is based in Los Angeles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian Global Diversified Research Fund
Class A

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Diversified Research Fund is long-term growth of capital.

Principal Investment Strategies. The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Consistent with the Fund's objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Growth investing risk
•	Market risk
•	Mid-capitalization investing risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian Global Diversified Research Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071.  Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

G. Ernest Nutter serves as the research portfolio coordinator for the Fund.

G. Ernest Nutter is a vice president of Capital International Research, Inc. and serves as the research portfolio coordinator for the Fund.  He joined the Capital organization in 2004 and brings over 28 years of research experience. For 13 years, he was managing director of mining research for RBC Capital Markets/Dominion Securities, Inc. Prior to that, he spent two years as the senior mining analyst for Dean Witter Reynolds (Canada), Inc.; one year as a mining analyst with Pemberton Securities, Inc.; one year as the senior mining analyst for Davidson Partners Limited; and 11 years as a project geologist with Westmin Resources/Western Mines. Mr. Nutter earned a BS in geology from Dalhousie University. He is based in Toronto.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian U.S. Growth Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Capital Guardian U.S. Growth Equity Fund is long-term growth of capital.

Principal Investment Strategies.  The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts (“ADRs”) and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase. The Fund intends to achieve its objective by investing primarily in attractively valued securities that at the time of purchase exhibit one or more “growth” characteristics relative to the U.S. stock market. The “growth” characteristics include securities exceeding the market (rate of growth) in at least one of the following categories: earnings, unit sales, revenue or cash flow.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. The Fund intends to remain fully invested, however, and the Fund may hold cash and cash equivalents for defensive purposes.  Although the Fund does not intend to seek short-term profits, securities in the Fund’s portfolio will be sold whenever the Fund believes it is appropriate to do so without regard to the length of time a particular security may have been held.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities to, among other reasons, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Foreign securities risk
•	Investment growth style risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Market risk
•	Derivatives risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian U.S. Growth Equity Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

Todd S. James is a director and senior vice president of Capital Guardian and a portfolio manager with U.S. growth, U.S. value, and Absolute Income Grower responsibilities. Prior to assuming his portfolio management responsibilities in 2006, Mr. James was an investment analyst with research responsibilities in U.S. merchandising and e-commerce and a statistician for Capital Group Research, Inc. Before joining the organization in 1985, he studied architecture at Texas Tech University and earned a BS in international finance from California State University, Sacramento. Mr. James earned an MBA from the University of Southern California Graduate School of Business and is based in Los Angeles.

Eric H. Stern is a director and senior vice president of Capital Guardian. His investment responsibilities include portfolio management within the U.S. Growth Equity product and research of the U.S. medical technology industry. Prior to joining the Capital organization in 1991, he served two years as an analyst in the Mergers and Acquisitions department of Morgan Stanley & Company. Mr. Stern is a Phi Beta Kappa graduate of the University of California at Berkeley, where he earned a BS in business administration. He also holds an MBA from Stanford Graduate School of Business. He is based in West Los Angeles.

Alan J. Wilson is a director and senior vice president of Capital Guardian.  He is also president and director of global research for Capital International Research, Inc. a director of The Capital Group Companies, Inc. and a director of Capital Group Research, Inc.. He is a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining the organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit Suisse Global Natural Resources Fund)
Class A

Investment Objective.  The investment objective of the JNL/Credit Suisse Commodity Securties Fund is long-term capital growth.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.  The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities.  To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals.  To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities.  These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options.  The Fund may hold a portion of its portfolio in fixed-income securities.  The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio.  One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the “Natural Resources Portfolio.”  The other portfolio will focus on investments in commodity instruments; the “Commodities Portfolio.”

Natural Resources Portfolio.  The Natural Resources Portfolio of the Fund follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach.  The Fund's portfolio managers select securities for the Fund using proprietary quantitative models, which are designed to:

•
forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company’s relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum;

•	identify stocks likely to suffer price declines if market conditions deteriorate and limit the Fund’s overall exposure to such low quality stocks; and

•	help determine the Fund’s relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

The Natural Resources Portfolio will invest in U.S. and foreign securities.  To effectively manage cash, including subscriptions and redemptions, and foreign currency, the Natural Resources Portfolio may also invest in Exchange Traded Funds, and options and futures.  Due to volatility in the natural resources and commodities markets, there can be no guarantee that the Natural Resources Portfolio will outperform the customized MSCI benchmark in the future.

Commodities Portfolio.  The Commodities Portfolio seeks total return and is designed to achieve positive total return relative to the performance of the Dow Jones UBS Commodity Index Total Return (DJ-UBS Index).  To pursue this goal, it primarily invests in commodity-linked derivative instruments.  To meet coverage and collateral requirements associated with these derivative investments, and invest excess cash, the Fund may hold a portion of its portfolio in fixed-income securities.  To comply with the Internal Revenue Code of 1986, as amended, the commodity-linked derivatives purchased will primarily be commodity-linked structured notes, and the Fund will limit its direct investments in commodity-linked swap agreements and futures such that the income derived from commodity-linked swap agreements and futures is limited to a maximum of 10% of the Fund’s annual gross income.

A commodity-linked structured note contains a return component based on a security, index, or other measure.  Performance of the particular index will affect performance of the commodity-linked structured note.  These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities.  A portion of the commodity-linked structured notes may be tied to the DJ-UBS Index, which is an index comprised of commodity futures, including, but not limited to: aluminum; coffee; gold, natural gas, silver, unleaded gasoline, and wheat.  The commodities in the DJ-UBS Index may change.  The principal value of commodity-linked structured notes held by the Commodities Portfolio is expected to equal between 0% and 25% of the Commodities Portfolio’s net assets at the time of investment, which percentage may be higher or lower as the value of the DJ-UBS Index changes.

Investments in other commodity-linked derivative instruments may have different exposures to other commodities.  The Commodities Portfolio may purchase single commodity-related instruments, such as, futures contracts on oil.  It should be noted that other commodity-linked derivative instruments may have different contract terms, such as different roll dates, reset dates, or contract months other than those specified by a particular commodity index.  As a result, the commodity-linked derivatives component may deviate from the returns of the DJ-UBS Index.  Due to volatility in the commodities and natural resources markets, there can be no guarantee that the Commodity Portfolio will outperform the DJ-UBS Index.

The Fund may invest, irrespective of currency and regardless of the issuer’s country of origin, in convertible bonds and warrant, providing the associated rights confer entitlement to the subscription of shares in companies in which the Fund is permitted to invest under terms of its investment policy.  Furthermore, the Fund may invest in listed and equity-linked notes, which is an instrument whose return is determined by the performance of a single equity security, a basket of equity securities, or an equity index, provided the underlying equities relate to companies permitted under the terms of the Fund’s investment policy.  Investments in equity-linked notes, together with convertible bonds and warrants may not exceed 15% of the net assets of the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Commodity risk
•	Credit risk
•	Derivatives risk
•	Foreign securities risk
•	Industry concentration risk
•	Interest rate risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	Leveraging risk
•	Market risk
•	Model risk
•	Tax risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Credit Suisse Commodity Securities Fund is Credit Suisse Asset Management, LLC (“Credit Suisse”), located at Eleven Madison Avenue, New York, New York 10010.  Credit Suisse is an indirect subsidiary of Credit Suisse Group AG (“CSG”).  CSG’s office is located at Giesshübelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are Jordan Low, Andrew Karsh, and Christopher Burton.

Jordan Low, CFA, Director, is Head of the Quantitative Equities Group in Alternative Investments, and global head of research and portfolio management for quantitative equity products. Mr. Low joined CSG in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to his current role, he ran live portfolios in the US, Canada, and Europe for the Credit Suisse proprietary trading accounts. He joined Credit Suisse Asset Management, LLC in February 2008. Previous to CSG, he worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 in their respective proprietary trading divisions. He managed portfolios focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics, and Mathematics, and a Master of Engineering in Computer Science, all from the Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

Christopher Burton, CFA, Director, is a Portfolio Manager and Trader for the Derivatives Team, and Co-Lead Portfolio Manager for the Total Commodity Return strategy. In this role, Mr. Burton is responsible for analyzing and implementing the team’s hedging strategies, indexing strategies, and excess return strategies. Prior to joining Credit Suisse Asset Management, LLC in 2005, Mr. Burton served as an Analyst and Derivatives Strategist with Putnam Investments, where from 2002 to 2005 he developed the team’s analytical tools and managed their options-based yield enhancement strategies, as well as exposure management strategies. Mr. Burton earned a BS in Economics with concentrations in Finance and Accounting from the University of Pennsylvania’s Wharton School of Business.  Additionally, Mr. Burton holds the Chartered Financial Analyst designation and has achieved Financial Risk Manager® Certification through the Global Association of Risk Professionals (GARP).

Andrew B. Karsh, Director, is a Portfolio Manager and Trader for the Derivatives Team, and Co-Lead Portfolio Manager for the Total Commodity Return strategy. In this role, Mr. Karsh is responsible for analyzing and implementing the team’s hedging strategies, indexing strategies, and excess return strategies.  Prior to his current role, Mr. Karsh served as a Director in the Fixed Income Structuring Group within the Investment Banking division where he had extensive experience structuring and executing complex transactions involving derivatives and cash securities.  Prior to joining CSG in 1999, Mr. Karsh worked in Fixed Income and Derivatives trading at Santander Financial Products, and focused on U.S. Government & Mortgage Backed Securities at Bear Stearns and Co.  Mr. Karsh earned a BS/BA in Finance from American University’s Kogod College of Business and holds FINRA Series 3, 7 and Series 63 certifications.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Credit Suisse Long/Short Fund
Class A

Investment Objective.  The investment objective of the JNL/Credit Suisse Long/Short Fund is total return.

Principal Investment Strategies.  The Fund’s principal investment strategy is to employ a proprietary, quantitative multi-factor model to select an equity portfolio with long-run average total returns greater than the benchmark Standard & Poor’s (“S&P”) 500 Index and with investment risk similar to the S&P 500 Index.  The investment strategy is quantitative in nature; the portfolio managers’ discretion is used to determine the selection and importance of factors in the multi-factor stock selection model.  The Fund’s active quantitative equity management strategy allows the portfolio simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.  The strategy employed by this Fund is a natural expansion of enhanced indexing and long/short strategies, referred to as the U.S. Equity – Short Extension Strategy.  This strategy offers the portfolio management team increased flexibility to express their views on certain equities while maintaining—to a large degree—the S&P 500 Index’s risk factors, such as sector and industry exposures.

The Sub-Adviser generally employs symmetric long and short stock positions around a full market exposure to the S&P 500 Index.  Long positions are typically held at up to 140% of the underlying stock portfolio, and the short constraint is relaxed to a degree allowing short positions of up to 40% of the underlying stock portfolio. The portfolio, including the net short positions, therefore, maintains an expected beta of one (1.0) in relation to the S&P 500 Index while seeking to capture better performance, in the long-run, than the S&P 500 Index.

With this 140/40 approach, the Sub-Adviser pursues a performance target range of 2.0-3.5% excess return over the S&P 500 Index with a volatility range of 2.0-4.0% over or under the return of the S&P 500 Index.

The Sub-Adviser will predominantly invest in large-cap US equities.  In addition, the Sub-Adviser in general will maintain characteristics – risk factor exposures, sector and industry weights, etc. – similar to those of the S&P 500 Index.  The Fund may invest in securities outside of the S&P 500 Index.

Investment Process
The Sub-Adviser adheres to rigorous and disciplined portfolio construction and risk management.  The strategy employs a transparent and innovative quantitative equity investment process, encompassing four steps: (1) formulation of investment views, (2) construction of expected returns, (3) portfolio optimization and implementation, and (4) performance monitoring and attribution analysis.

The investment strategy is quantitative in nature; the portfolio managers’ discretion is used to determine the selection and importance of factors in the Sub-Adviser’s proprietary multi-factor stock selection model.  The portfolio managers’ also utilize their discretion in their selection of portfolio implementation parameters and implementation of short positions in the portfolio.

Step 1: Formulating investment views
The Sub-Adviser utilizes five distinct factor groups – (Valuation, Profitability, Growth, Momentum, and Capital-Use & Balance Sheet Quality) to construct investment views and forecast stock returns.   The selection of these factor groups was determined by the Sub-Adviser through rigorous quantitative research. Each one of the five factor groups is composed of a set of individual fundamental factors that broadly measure similar information.   For example, the Valuation factor group includes measures such as price-to-earnings ratio and price-to-cash flow ratio, both of which relate information about the value (i.e. expensiveness or cheapness) of a company.  The Profitability factor group includes ratios such as return on equity and return on invested capital, both of which describe a company’s returns to capital, or profitability.

Step 2: Constructing the expected returns
The second step of the investment process involves calculating the expected returns of individual stocks given the investment views.  Expected returns are simultaneously calculated for each and every stock in the investment universe according to the following procedures: (a) scoring each stock on the basis of its attractiveness by each of the five factor groups; (b) applying a set of weights to the five scores based on each stock’s unique characteristics; and (c) making a final adjustment to the expected return of each stock given the risks of each stock (i.e., integrating the risk and reward profiles of the companies by penalizing higher risk stocks and rewarding lower risk stocks).  The set of expected returns constructed above reflects the portfolio managers’ best estimate of the relative attractiveness of each stock in the investment universe.

Step 3: Portfolio construction and implementation
Portfolio construction and implementation is the third step of the investment process.  The expected returns constructed above and the risk model are combined in an optimization software with client investment guidelines to derive the optimal portfolio. The portfolio optimization defines the Sub-Adviser’s buys and sells. In general, the investment guideline or restrictions on the Short-Extension Strategy will be added as constraints in the portfolio optimization process to ensure the adherence to investment guideline. The portfolio optimization also ensures that risk characteristics of the portfolio, including sector, industry and risk index exposure, to be similar to those of benchmark and to be within that of the investment guideline.

Portfolio implementation follows the portfolio construction. A defined trading strategy is selected and closely followed, with trade controls (post-trade analysis) and implementation based on the principles of best execution being paramount to the successful construction of the client portfolio.

Step 4: Performance monitoring and attribution analysis
An extensive performance monitoring and attribution analysis process is the final step of the investment process. The performance of the five factor groups is monitored on a daily basis, as is the portfolio’s exposure to those factor groups.  Expected tracking error, market risk and company-specific risk components, client constraints, benchmark changes, corporate actions, and cash management are among the issues monitored and addressed on a daily basis by the portfolio management team.  In addition, regular investment updates of the sources of risk of the Fund and refinements to the stock selection process are considered integral to the ongoing management of client assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Short sales risk
•	Speculative exposure risk
•	Model risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Industry concentration risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Portfolio turnover
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Credit Suisse Long/Short Fund is Credit Suisse Asset Management, LLC (“Credit Suisse”), located at Eleven Madison Avenue, New York, New York 10010.  Credit Suisse is an indirect subsidiary of Credit Suisse Group AG (“CSG”).  CSG’s registered office is located at Giesshübelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.

The portfolio management group from the Credit Suisse Quantitative Equities Group manages the Fund.  Mr. Jordan Low is responsible for the day-to-day management of the Fund.  Mr. Low has been a portfolio manager for the Fund since February 2008.

Jordan Low, CFA, Director, is Head of the Quantitative Equities Group in Alternative Investments, and global head of research and portfolio management for quantitative equity products. Mr. Low joined CSG in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to his current role, he ran live portfolios in the US, Canada, and Europe for the Credit Suisse proprietary trading accounts. He joined Credit Suisse Asset Management, LLC in February 2008. Previous to CSG, he worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 in their respective proprietary trading divisions. He managed portfolios focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics, and Mathematics, and a Master of Engineering in Computer Science, all from the Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Eagle Core Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Eagle Core Equity Fund is long-term growth through capital appreciation, and secondarily, current income.

Principal Investment Strategies.  Under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund seeks to invest in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $5 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate and long-term. The Fund may also invest in preferred stocks and convertible securities that the portfolio managers believe may permit the Fund to achieve its investment objective. The Fund will invest in established companies that the portfolio managers determine are undervalued relative to their earnings growth prospects. The portfolio managers’ strategy combines a “bottom up” research process with a relative-valuation discipline in purchasing stocks. In general, the Fund’s portfolio managers seek to select securities that, at the time of purchase, typically have at least one of the following characteristics: (1) projected earnings growth rate at or above the S&P 500 Index, (2) above-average earnings quality and stability, or (3) a price-to-earnings ratio comparable to the S&P 500 Index.  Although the Fund is diversified, it normally will hold a focused portfolio of stocks of fewer companies than many other diversified funds. As a temporary defensive measure because of market, economic or other conditions, the Fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. If the portfolio manager invokes this strategy, the Fund’s ability to achieve its investment objective may be affected adversely.

The Sub-Adviser picks stocks from the 500 largest names in the Russell 1000 Index (by market capitalization).  It focuses on securities of companies with solid fundamentals, predictable growth and reasonable valuations relative to their peers.  Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses with no competitive advantage(s) are typically eliminated from consideration.  This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

The team develops an earnings model for each company in the resulting universe with each co-portfolio manager responsible for those stocks in his/her sector of expertise.  The research process concentrates on determining sustainable long-term growth prospects.  Finally, a team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Industry concentration risk
•	Investment value style risk
•	Security concentration risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Eagle Core Equity Fund is Eagle Asset Management, Inc. (“Eagle”), 880 Carillon Parkway, St. Petersburg, Florida 33716.  Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.  Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.

In its capacity as Sub-Adviser, Eagle supervises and manages the investment portfolio of the Fund.  Eagle’s Conservative Large Cap Equity team is responsible for the day-to-day management of the Large Cap Core Fund.  The team is compromised of four Co-Portfolio Managers: (1) Mr. Richard Skeppstrom who is a Managing Director and joined Eagle in April 2001 after serving as Senior Portfolio Manager for Evergreen Investment Management’s large cap core program for six years.  Mr. Skeppstrom has primary responsibility for companies within the consumer staples, communications, financials and leisure sectors; (2) Mr. John Jordan III is a Vice President and portfolio co-manager since joining Eagle in April 2001.  Prior to joining Eagle, Mr. Jordan served as Co-Portfolio Manager of Evergreen Investment Management’s large cap core program for two years. Mr. Jordan covers companies within the capital goods/industrials, basic industry, consumer discretionary and communications/networking equipment sectors; (3) Mr. Craig Dauer is a Vice President and has co-portfolio management responsibilities since joining in April 2001.  Prior to joining Eagle, Mr. Dauer served as Co-Portfolio Manager of Evergreen Investment Management’s large cap core program for two years.  Mr. Dauer is responsible for covering pharmaceuticals, medical devices, consumer staples and retailers; and (4) Mr. Robert Marshall is a Vice President since joining Eagle in September 2002.  From 1995 to 2002, Mr. Marshall served as Director/Senior Vice President of equity research at Wachovia Securities for seven years.  Mr. Marshall covers cyclical growth companies, technology (enterprise hardware, semiconductors, computer services and software) and brokerages.

Each portfolio manager is responsible for actively researching companies within their individual areas of expertise and uses intensive fundamental analysis to develop proprietary earnings and valuation models for each company he follows.  The team applies this relative-valuation approach consistently across the portfolio every day.  Initial recommendations on a course of action are made by the portfolio co-manager responsible for each sector.  Buy-and-sell decisions are made in consultation with the team.  As managing director, Mr. Skeppstrom ultimately authorizes all co-managers’ buy-and-sell decisions.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Eagle SmallCap Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.  The Sub-Adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long-term earnings growth rate or asset value.  The Sub-Adviser generally invests in companies which have accelerating earnings, reasonable valuations, strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity.  The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investments in IPOs
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Growth investing risk
•	Market risk
•	Temporary defensive positions and large cash positions

Other investments. The Fund may also invest in American Depositary Receipts of foreign issuers, U.S. government securities, repurchase agreements and other short-term money market instruments which may diminish returns.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Eagle SmallCap Equity Fund is Eagle Asset Management, Inc. (“Eagle”), 880 Carillon Parkway, St. Petersburg, Florida 33716.  Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.  Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.

Bert L. Boksen, a Senior Vice President, Managing Director and Portfolio Manager of Eagle, and Eric Mintz, CFA, an Assistant Portfolio Manager of Eagle, are responsible for the day-to-day management of the Fund.  Mr. Boksen joined Eagle in April 1995 as a Senior Vice President and has portfolio management responsibilities for its small cap equity accounts. He was appointed a Managing Director in June 1999.  Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department.  While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee.  Mr. Boksen has had responsibility for the day-to-day management of the Fund since the inception of the Fund.  As portfolio manager, Mr. Boksen dedicates the majority of his time to investment research and portfolio management and acts as a generalist, covering a variety of different issues.  The research analysts and portfolio manager are responsible for performing in-depth fundamental research for the portfolio.  Mr. Boksen relies upon a team of research analysts for in-depth company information.  The research analysts are specialists, assigned to specific industries.  Team members meet on a daily basis to discuss investment candidates, as well as securities in the portfolio.  Mr. Boksen retains final authority for all buy-and-sell decisions.

Mr. Mintz has been Assistant Portfolio Manager since 2008 and Senior Research Analyst at Eagle since 2005. Mr. Mintz joined Eagle in 2005 as a Senior Research Analyst and brings 12 years of investment experience as an analyst and research associate. Mr. Mintz assists Mr. Boksen in the responsibilities of managing the Fund. Mr. Mintz does not have individual discretion over the assets of the Fund. Previously, Mr. Mintz served as Vice President of equity research for the Oakmont Corporation from 1999 to 2005.He holds a B.A. in economics from Washington and Lee University and earned his M.B.A. from the University of Southern California.  Mr. Mintz received his Chartered Financial Analyst designation in 2000.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Founding Strategy Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Founding Strategy Fund is capital appreciation.

Principal Investment Strategies. The investment results of the Underlying Funds will vary.  As a result, the pre-determined percentage allocations to the Underlying Funds will be monitored daily by the Fund’s Adviser.

The Fund seeks to achieve its objective by making allocations (approximately 33 1/3%) of its assets and cash flows among the following three Underlying Funds:

•	JNL/Franklin Templeton Income Fund;
•	JNL/Franklin Templeton Global Growth Fund; and
•	JNL/Franklin Templeton Mutual Shares Fund.

The Fund’s allocations to the Underlying Funds may be rebalanced when the actual allocations to the Underlying Funds approaches plus or minus 3% of the predetermined allocation percentages.  The Fund seeks to maintain the pre-determined allocation percentages among the Underlying Funds and may invest new cash flows to, or process redemptions from, one or more of the Underlying Funds at the discretion of the Adviser.  Further, the performance and income distributions of the Fund may differ from the performance and income distributions of the Underlying Funds, as a result of the variations in the Fund’s allocations.  Please see the disclosure for the Underlying Funds for their respective principal investment strategies and risks.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	Interest rate risk
•	Investment value strategy risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Risk arbitrage securities and distressed companies
•	Small cap investing risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the JNL/Franklin Templeton Founding Strategy Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $51.5 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed on a team basis.  Daniel W. Koors has primary responsibility for the day-to-day management of the Fund’s portfolio, and is assisted by Lynn M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust.  Mr. Koors has been a manager of the Fund since its inception.  Mr. Koors has been associated with JNAM and/or its affiliates since August 2006.  Mr. Koors was elected Senior Vice President in January 2009 and Chief Financial Officer of JNAM in January 2007.  In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006.  Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Director of Separate Account and Transfer Agent Operations at JNAM since July 2008, and was a Director from August 2005 through July 2008.  Ms. Mouser has worked processing Fund transactions since the inception of the Fund.  Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations.  Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.

Both Mr. Koors and Ms. Mouser review the allocations made to the Fund and the application of the investment strategy.  Mr. Koors and Ms. Mouser play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

JNL/Franklin Templeton Global Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Global Growth Fund is long-term capital growth.

Principal Investment Strategies.  Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

An equity security or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company’s business, any income paid to shareholders, the value of its assets, and general market conditions.  Common stocks, preferred stocks and convertible securities are examples of equity securities.  Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).  The Fund also invests in depositary receipts.  These are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

In addition to the Fund’s main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.  Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally to pay interest to the holder.  Bonds, notes and debentures are examples of debt securities.  In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

The Fund may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy to enhance its returns.  No more than 5% of the Fund’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment).  With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time.  The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for this Fund, the Sub-Adviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential.  The Sub-Adviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (TALF ABS), the Fund may borrow from the Federal Reserve Bank of New York (NY Fed) under its Term Asset-Backed Securities Loan Facility (TALF). Pursuant to the TALF Program, the Fund may receive one or more three to five year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Emerging markets risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus.  These certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.  These securities and techniques may subject the Fund to additional risks.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Interest rate risk
•	Leveraging risk
•	Market risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Franklin Templeton Global Growth Fund is Templeton Global Advisors Limited (“Global Advisors”), Lyford Cay, Nassau, Bahamas.  Together, Global Advisors and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Cindy L. Sweeting, CFA (President of Global Advisors) has been a manager of the Fund since December 2007.  Ms. Sweeting is director of portfolio management for the Templeton Global Equity Group, and lead portfolio manager of Templeton Growth Fund, Inc. and the European based Templeton Growth Fund.  She also has portfolio management responsibility for institutional separate account relationships with both global and international mandates.  Ms. Sweeting has 25 years of experience in the investment industry.  She joined Franklin Templeton Investments in Templeton’s Nassau office in 1997, and most recently served as director of research for the Templeton Global Equity Group, before assuming her current responsibilities.  Ms. Sweeting graduated summa cum laude from Georgetown University, where she earned her B.S. in business administration with a concentration in finance.  She has served as vice president of the board of directors for the International Society of Financial Analysts (“ISFA”), which has now merged with the CFA Institute.  She was a founding member and past president of the Bahamas Chapter of ISFA.  Ms. Sweeting is a Chartered Financial Analyst (“CFA”) Charterholder.

•
Tucker Scott, CFA (Executive Vice President) has been a manager of the Fund since October 2007.  Mr. Scott joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts.  Mr. Scott has global research responsibilities for paper and forest products, commercial services and supplies, Switzerland and Austria, as well as small cap capital goods.  Mr. Scott earned his B.A. in history from the University of Virginia and a M.B.A. from the Amos Tuck School of Business at Dartmouth College.  Mr. Scott is a Chartered Financial Analyst and member of the CFA Institute.

•
Lisa F. Myers, CFA (Vice President of Global Advisors) has been a manager of the Fund since its inception.  Ms. Myers is the lead equity portfolio manager of Templeton Growth Fund.  Ms. Myers also manages institutional separate accounts with international and global mandates. She is the coordinator of the global consumer team and has direct research responsibility for the global retail and textile and apparel industries. She joined Franklin Templeton Investments in 1996.  Ms. Myers earned her B.A. from the University of Pennsylvania and her J.D. from Georgetown University, where she also taught legal research and writing.  Ms. Myers is a Chartered Financial Analyst (CFA) Charterholder and is a member of the CFA Institute.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Income Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Income Fund is to maximize income while maintaining prospects for capital appreciation.

Principal Investment Strategies.  Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

Debt securities represent an obligation of the issuer to repay a loan of money to it and generally provide for the payment of interest.  These include bonds, notes and debentures.  An equity security, or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions.  Common stocks, preferred stocks and convertible securities are examples of equity securities.  Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.  In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s (“S&P®”) and Moody’s Investors Service (“Moody’s”) are considered investment grade.  Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody’s or BB or lower by S&P or from unrated securities deemed by the Fund’s manager to be of comparable quality.  Such high-yield securities are considered to be below “investment grade” and are sometimes referred to as “junk bonds.”  Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase.

The Fund may invest up to 25% of its assets in foreign securities.  It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The Fund’s manager searches for securities it deems to be undervalued or out-of-favor securities and believes offer opportunities for income today and significant growth tomorrow.  It performs independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by rating agencies.  In its analysis, the manager considers a variety of factors, including the following:

•	Management strength, experience and track record;
•	Responsiveness to changes in interest rates and business conditions;
•	Debt maturity schedules and borrowing requirements;
•	The company’s changing financial condition and market recognition of the change; and
•	A security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects.

When the Sub-Adviser believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments.  Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations repurchase agreements, money market fund shares and other money market instruments.  The Sub-Adviser also may invest these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.  In these circumstances, the Fund may be unable to achieve its investment goal.

While the Fund does not concentrate in any one industry, it may make significant investments in the utilities, healthcare, and financial services sectors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Investment value style risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Credit risk
•	Currency risk
•	Income risk
•	Leveraging risk
•	Loans risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Sector risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Income Fund is Franklin Advisers, Inc. (“Franklin Advisers”), One Franklin Parkway, San Mateo, California 94403-1906.  Together, Franklin Advisers and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•	Edward D. Perks, CFA (Vice President of Franklin Advisers) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1992.
•	Charles B. Johnson (Chairman of the Board of Franklin Advisers) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1957.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton International Small Cap Growth Fund (formerly, JNL/Capital Guardian International Small Cap Fund)
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton International Small Cap Growth Fund is long-term capital appreciation.

Principal Investment Strategies.  Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion.

Smaller international companies are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) EAFE Small Cap Index, whichever is greater, at the time of purchase.  The MSCI EAFE Small Cap Index is designed to measure the equity market small cap segment performance in the global developed markets, excluding the U.S. and Canada.

The Fund considers international companies to be those organized under the laws of a country outside of the United States or having a principal office in a country outside of the United States, or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the United States. The Fund may invest in emerging market countries.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. The Fund invests predominantly in securities listed or traded on recognized international markets in developed countries included in the MSCI EAFE Small Cap Index.

In choosing individual equity investments, the Fund’s manager utilizes a fundamental “bottom-up” approach involving in-depth proprietary analysis of individual equity securities. In narrowing down the universe of eligible investments, the manager employs a quantitative and qualitative approach to identify smaller international companies that may benefit from longer-term dynamic growth. These companies tend to have proprietary products and services, which can sustain a longer-term competitive advantage, and tend to have a higher probability of maintaining a strong balance sheet and/or generating cash flow. After a company is identified, a thorough analysis is conducted to establish the earnings prospects and determine the value of the company.  Overall, the manager seeks to invest in growth companies with attractive valuations.

The manager does not select investments for the Fund that are merely representative of the small cap asset class, but instead aims to produce a portfolio of securities of exceptional companies operating in sectors that offer attractive growth potential. The manager has a team of research analysts fully dedicated to the identification of smaller companies that have, in their opinion, the potential to provide above average performance. While the manager seeks to outperform the MSCI EAFE Small Cap Index, positions may be taken by the Fund that are not represented in that index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign securities risk
•	Market risk
•	Security concentration risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Growth investing risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/Franklin Tempelton International Small Cap Growth Fund is Franklin Templeton Institutional, LLC (“FT Institutional”), 600 Fifth Avenue, New York, New York 10020.  FT Institutional is an indirect subsidiary of Franklin Resources, Inc.  Together, FT Institutional and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed by a team of dedicated professionals focused on investments in international securities, both of small capitalization companies and mid- large-capitalization companies.  The portfolio managers are as follows:

•
Edwin Lugo CFA (Vice President of FT Institutional) has been lead portfolio manager of the Fund since its May 2010. Mr. Lugo has primary responsibility for the investments of the Fund.  Mr. Lugo has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements.  The degree to which Mr. Lugo may perform these functions, and the nature of these functions, may change from time to time.  Mr. Lugo joined FT Institutional in June 2006.  Prior to rejoining the Franklin Templeton organization, Mr. Lugo was an international portfolio manager with Brown Capital Management from 2002 to 2006.

•
David Glazer CFA (Research Analyst of FT Institutional) has been a portfolio manager of the Fund since May 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.  Prior to joining FT Institutional in 2005, Mr. Glazer was an analyst/portfolio manager at Boston Common Asset Management and Glickenhaus and Co., as well as analyst at Harbor Capital/Fortis Investments and Boston Partners Asset Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report dated December 31, 2009.

JNL/Franklin Templeton Mutual Shares Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Mutual Shares Fund is capital appreciation, which may occasionally be short-term, and secondarily, income.

Principal Investment Strategies.  Under normal market conditions, the Fund invests mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  In pursuit of their value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest.  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion in smaller companies.

The Fund intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets.  In addition, from time to time, the Fund may use forward foreign currency exchange contracts to hedge against currency risks when the Sub-Adviser believes it would be advantageous to the Fund to do so.  The Fund may invest in fixed-income securities, including, high-yield bonds and unrated securities.  The Fund may also invest in illiquid securities and securities with a limited trading market.

The Fund invests primarily in securities of companies that the Sub-Adviser believes are trading at a discount to their intrinsic value.  To a lesser extent, the Fund also invests in risk arbitrage securities (securities of companies involved in restructuring or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company) and securities of distressed companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.  While the Fund generally purchases securities for investment purposes, the Sub-Adviser also may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Fund may benefit.  Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank.  By purchasing all or a part of a company’s direct indebtedness, a Fund, in effect, steps into the shoes of the lender. If the loan is secured, a Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders.

When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security.  The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.  The Fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies.  The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.  When engaging in an arbitrage strategy, a Fund typically buys one security while at the same time selling short another security.  Such Fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, a Fund attempts to profit from a perceived relationship between the values of the two securities.  Each Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event as further discussed under “Risk arbitrage securities and distressed companies risk” below.

The Sub-Adviser employs a research driven, fundamental value strategy.  In choosing equity investments, the Sub-Adviser focuses on the market price of a company’s securities relative to the Sub-Adviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings.  Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Sub-Adviser’s own analysis of the security’s intrinsic value rather than coupon rate or rating of the security.

The Sub-Adviser may keep a portion, which may be significant at times, of the Fund’s assets in cash or invested in high-quality short-term, money market instruments, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund’s investment criteria exist or that it may otherwise be necessary to maintain liquidity.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Risk arbitrage securities and distressed companies risk
•	Investment value style risk
•	Emerging markets risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus.  These securities and techniques may subject the Fund to additional risks.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Derivatives risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Short sales risk
•	Small cap investing risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Mutual Shares Fund is Franklin Mutual Advisers, LLC (“Franklin Mutual”), 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078.  Together, Franklin Mutual and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The following individuals are jointly responsible for the day-to-day management of the Fund. The portfolio manager for the Fund has primary responsibility for the investments of the Fund and has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which a portfolio manager may perform these functions, and the nature of these functions, may change from time to time. The assistant portfolio managers provide research and advice on the purchases and sales of individual securities and portfolio risk assessment.  Mr. Langerman and Mr. Segal are co-portfolio managers for the Fund and Ms. Turner is an assistant portfolio manager for the Fund.

•
Peter A. Langerman (President and Chief Executive Officer of Franklin Mutual) has been a manager of the Fund since its inception.  He rejoined Franklin Templeton Investments, an affiliate of Franklin Mutual in 2005.  He originally joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and portfolio manager, before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds.  Mr. Langerman graduated magna cum laude from Yale University, earning his B.A. in Russian studies.  He holds a Master’s degree in Accounting from New York University Graduate School of Business and received his Juris Doctor from Stanford University Law School.

•
Deborah A. Turner, CFA (Portfolio Manager of Franklin Mutual) has been a manager of the Fund since its inception.  Ms. Turner has been an assistant portfolio manager since 2001.  Prior to that she was an Analyst from 1996 to 2001.  She joined Franklin Templeton Investments in 1996.  From 1993 to 1996, Ms. Turner was employed at Heine Securities Corporation as an Analyst.  Ms. Turner has more than 13 years of experience in the investment management industry.  Ms. Turner earned her B.A. in Economics from Vassar College. She is a Chartered Financial Analyst (CFA) Charterholder.

•
F. David Segal, CFA (Portfolio Manager of Franklin Mutual) has been a manager of the Fund since its inception. He is an analyst for Franklin Mutual Advisers specializing in the autos and auto parts, paper and forest products and special situations. He joined Franklin Templeton Investments in 2002.  Previously, Mr. Segal was an analyst in the Structured Finance Group of MetLife from 1999 to 2002.  He has 13 years of experience in the financial services industry.  Mr. Segal earned his B.A. from the University of Michigan, Ann Arbor and an M.B.A. from New York University’s Stern School of Business. He is a Chartered Financial Analyst (CFA) Charterholder. Mr. Segal is a member of the New York Society of Security Analysts.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Small Cap Value Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Small Cap Value Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small capitalization companies.  Small capitalization companies are companies with market capitalizations (the market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.

The Fund invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation.  Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities.  In choosing investments that are undervalued, the Fund's manager focuses on companies that have one or more of the following characteristics:

•	Stock prices that are low relative to current, or historical or future earnings, book value, cash flow, or sales – all relative to the market, a company's industry or a company's earnings growth;
•	Recent sharp price declines (fallen angels) but still have growth potential in the manager's opinion; or
•
Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

A stock price is undervalued, or a “value” when it is less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth.  The manager may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company.  The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products.  Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

The small capitalization companies in which the Fund invests have market capitalizations (share price times the number of shares of common stock outstanding) under $3.5 billion at the time of the Fund's investment (sometimes called “small cap”).  The Fund currently intends to limit its investments in foreign securities to no more than 25% of its total assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Currency risk
•	Cyclical opportunities risk
•	Foreign securities risk
•	Industry concentration risk
•	Market risk
•	Mid-capitalization investing risk
•	Interest rate risk
•	Sector risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Small Cap Value Fund is Franklin Advisory Services, LLC (“Advisory Services”), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024.  Together Advisory Services and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
William J. Lippman (President of Advisory Services) has been President of the Fund since inception and has more than 30 years experience in the securities industry.  He joined Franklin Templeton Investments in 1988.

•	Bruce C. Baughman, CPA (Senior Vice President of Advisory Services), has been a manager of the Fund since inception. He joined Franklin Templeton Investments in 1988.
•	Margaret McGee (Vice President of Advisory Services) has been a manager of the Fund since inception. She joined Franklin Templeton Investments in 1988.
•
Donald G. Taylor, CPA (Senior Vice President of Advisory Services), has been a manager of the Rising Dividends Fund and Small Cap Value Fund since 1996.  He joined Franklin Templeton Investments in 1996.

•
Y. Dogan Sahin, CFA (Portfolio Manager of Advisory Services), has been a portfolio manager of the Franklin Small Cap Value Fund since June 2007.  Mr. Sahin is also a part of a research team for other funds managed by Franklin Advisory Services.  He joined Franklin Templeton Investments in 2001.  Prior to his current position, Mr. Sahin was a research analyst in Franklin’s San Mateo, California office, where he provided industry-specific equity research of specialty retail companies.  Mr. Sahin earned a B.A. in chemistry and biology from Carleton College and an M.A. in molecular and cell biology from U.C. Berkeley.  He is a Chartered Financial Analyst (CFA) Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Core Plus Bond Fund
Class A

Investment Objective.  The primary investment objective of the JNL/Goldman Sachs Core Plus Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

Principal Investment Strategies.  The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.  The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities (securities rated BB- or below by one nationally recognized statistical ratings organization or, if unrated, determined by the Sub-Adviser to be of comparable quality) (commonly referred to as “junk bonds”), emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.  These segments include U.S. government securities and mortgage- and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization.  The Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes.  The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.  For purposes of this 75% constraint, the Fund will not deem a security to be non-investment grade if one NRSRO rates the security as investment grade.

The Sub-Adviser uses duration management as a fundamental part of the management for this Fund. Generally, the Sub-Adviser expects to track the duration of the Barclays Capital U.S. Aggregate Bond Index (plus or minus 1.5 years) although the securities held may have short, intermediate, and long terms to maturity. The Fund’s average duration will not likely exceed 6 years. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity and call features. It’s often used to measure the potential volatility of a bond’s price, and is considered a more accurate measure than maturity of a bond’s sensitivity to changes in market interest rates.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Emerging markets risk
•	High-yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Leveraging risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Portfolio turnover
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Core Plus Bond Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $753.4 billion (including seed capital and excluding assets under supervision).

In connection with GSAM’s service as sub-adviser to the Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Fund.  The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies.  GSAMI is not compensated by the Trust.  GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs.  GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis. The individual members of the team, who are assisted by the U.S. and Global Fixed Income-Investment Management Team (“U.S. Fixed Income Team”), and are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Michael Swell (Managing Director, Co-Head of US Fixed Income, US and Global Fixed Income) joined GSAM in 2007 as a Managing Director and Head of Structured Products.  Mr. Swell is directly responsible for creating structured product asset management vehicles across the spectrum of Fixed Income products and managing opportunistic/alternative portfolios.  Prior to joining GSAM, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division. Prior to joining Friedman, Billings & Ramsey, Mr. Swell was the Vice President in charge of Freddie Mac’s Securities Sales and Trading Group, Freddie Mac’s in-house MBS broker dealer.  Mr. Swell has a BA in Politics and Economics from Brandeis University, a General Course Degree from the London School of Economics and a MA in International Economics and Finance from the Lemberg School at Brandeis University.

•
James B. Clark (Managing Director, Global Head of Portfolio Construction and Risk Management) joined GSAM as a portfolio manager for the U.S. Fixed Income Team in 1994.  Mr. Clark became a managing director in 2001 and a partner in 2006.  Prior to his current role, Mr. Clark was the Co-Head of U.S. Fixed Income as well as the head of the portfolio management gropu specializing in mortgage and asset-backed securities.  Prior to becoming co-head of the US Fixed Income Team, Mr. Clark headed the portfolio management group specializing in mortgage-backed and asset-backed securities.  Mr. Clark earned a BA from Kenyon College in 1988 and an MBA from the University of Chicago in 1992.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Emerging Markets Debt Fund
Class A

Investment Objective.  The investment objective of the JNL/Goldman Sachs Emerging Markets Debt Fund is a high level of total return consisting of income and capital appreciation.

Principal Investment Strategies.  The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.  Sovereign debt in this Prospectus consists of fixed income securities issued by a national government within a given country denominated in the currency of that country, as well as, debt denominated in U.S. dollars (sometimes referred to as “Brady Bonds”), and may also include nominal and real inflation-linked securities. Currency investments, particularly longer-dated forward contracts, provide the Fund with currency and interest rate exposure similar to investments in sovereign and corporate debt.

The Sub-Adviser may consider, but is not bound by, classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, emerging countries include, among others, most African, Asian, Eastern European, Middle Eastern, South and Central American nations. The Sub-Adviser currently intends that the Fund’s investment focus will be in the following emerging countries: Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Dominican Republic, Egypt, Estonia, Ghana, Hong Kong, Hungary, India, Indonesia, Kazakstan, Kenya, Latvia, Lithuania, Malawi, Malaysia, Mauritius, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, Russia, Serbia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Tanzania, Thailand, Turkey, Uganda, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia, as well as other emerging countries to the extent that foreign investors are permitted by applicable law to make such investments.

The Fund may invest in all types of emerging country fixed income securities, including the following:

•
Brady bonds (Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan) and other debt issued by governments, their agencies and instrumentalities, or by their central banks;

•	Interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers;
•	Fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper);
•	Loan participations; and/or
•	Repurchase agreements with respect to the foregoing.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated. Non-investment grade fixed income securities (commonly known as ‘‘junk bonds’’) tend to offer higher yields than higher-rated securities with similar maturities. Non-investment grade securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than more highly rated securities. The Fund may purchase the securities of issuers that are in default.

Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Although a majority of the Fund’s assets will be denominated in non-U.S. Dollars, the Fund may invest in securities denominated in the U.S. Dollar.

Additionally, the Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts, to gain exposure to certain countries or currencies.

Currently, the Sub-Adviser’s emerging markets debt strategy invests significantly in emerging market sovereign issues. As such, country selection is believed to be the most important factor in the portfolio construction process. The Sub-Adviser evaluates macro developments and assesses the net flows within countries. The next most important factor is security selection.

Analysis of emerging market debt involves an understanding of the finances, political events, and macroeconomic condition of a country. The Sub-Adviser’s research analysts analyze the ‘‘balance sheets’’ of the countries they follow. This may include evaluating factors such as balance of payments, tax revenues, and external and domestic debt. They also assess macroeconomic measures, which may include inflation, interest rates, growth prospects and monetary policy. For some emerging market debt countries, politics is the key driver of performance. As a result, the Sub-Adviser’s research analysts may spend a significant portion of their time following the political developments of the countries they cover.

Fundamental analysis is combined with valuation techniques to determine relative values of securities. Although the Sub-Adviser may believe a security is attractive from a fundamental point of view, the Sub-Adviser may not believe the price is attractive relative to other credits. As a result, even if the Sub-Adviser likes a security’s fundamentals, the Sub-Adviser may not invest in it due to its valuation. Likewise, the Sub-Adviser may believe that a certain security’s fundamentals are less positive but may invest in the security because the Sub-Adviser believes the yield offers significant compensation for the additional risk.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds. Therefore, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and sub-Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Emerging market risk
•	Non-diversification risk
•	High-yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Foreign securities risk
•	Interest rate risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Prepayment risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The Fund may invest in the aggregate up to 20% of its net assets in investments other than emerging country fixed income securities, currency investments and related derivatives, including (without limitation) emerging country equity securities and both equity securities and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Emerging Markets Debt Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, including its investment advisory affiliates, had assets under management of $753.4 billion (including seed capital and excluding assets under supervision).

In connection with GSAM’s service as sub-adviser to the Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Fund.  The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies.  GSAMI is not compensated by the Trust for these services.  GSAM, together with GSAMI and its other affiliates, determine the compensation, if any, for intercompany servicing arrangements of this sort.  GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs.  GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Samuel Finkelstein (Managing Director, Lead Portfolio Manager, Global Head of Macro Strategies).  Mr. Finkelstein joined the GSAM in 1997 as an analyst. Prior to joining the emerging market team in 2000, he worked in the fixed income risk and strategy group where he constructed portfolios and monitored risk exposure. Mr. Finkelstein became a managing director in 2005 and the Global Head of Macro Strategies in 2010.  Prior to that, he worked for one year as a foreign currency trader at the Union Bank of Switzerland.  Mr. Finkelstein earned an MBA from New York University’s Stern School of Business, and a BA in Economics and Mathematics from Yale University.

•
Ricardo Penfold (Vice President, Portfolio Manager, US and Global Fixed Income).  Mr. Penfold joined the GSAM in 2000. Prior to that he was Head of Research and Economics in Venezuela for Santander Investments and Banco Santander Central Hispano for four years.  Mr. Penfold received his BA from Boston University, and has a master degree and is a Ph.D. candidate in Economics at the University of Pennsylvania.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Mid Cap Value Fund
Class A

Investment Objective.  The investment objective of the JNL/Goldman Sachs Mid Cap Value Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  AS of November 30, 2009, the capitalization range of the Russell Midcap® Value Index was between $251 million and $13.4 billion.  Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may also invest in derivatives.

The Fund may invest in the aggregate up to 20% of its net assets in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment style value risk
•	Foreign securities risk
•	Mid-capitalization investing risk
•	Emerging markets risk
•	Derivatives risk
•	Investments in initial public offerings of securities (“IPO”s)

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Interest rate risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Mid Cap Value Fund is Goldman Sachs Asset Management, L.P. (“GSAM®”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $753.4  billion (including seed capital and excluding assets under supervision).

The Fund is managed on a team basis.  The individual members of the team, who are assisted by the Value Investment Team (“Value Team”), and are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Dolores Bamford, CFA (Managing Director) joined GSAM as a portfolio manager for the Value Team in April 2002.  Dolores is a Portfolio Manager for the US Value Team, where she has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm’s Mid Cap Value and Socially Responsible accounts.  Prior to joining GSAM, Ms. Bamford was a Portfolio Manager and Research Analyst at Putnam Investments for Value products since 1992. Ms. Bamford has 20 years of industry experience focused on value investing.  She received a BA from Wellesley College and an MS from MIT Sloan School of Management.

•
David L. Berdon (Managing Director) joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002.  Mr. Berdon is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Before joining GSAM in 2001, Mr. Berdon was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc., a Principal Consultant at Diamond Technology Partners.  Mr. Berdon has 12 years of industry experience.  He received a BA in Government and Law from Lafayette College and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

•
Andrew Braun (Managing Director, Co-Chief Investment Officer) joined the GSAM as a mutual fund product development analyst in July 1993.  Mr. Braun is Co-CIO and portfolio manager of the US Value Equity team, where he oversees the portfolio management and investment research efforts for the firm's US value equity accounts.  Mr. Braun has 18 years of industry experience and has been a member of the US Value Equity team since 1997.  He currently has research responsibility for banks, specialty finance and broker dealers.  He has also covered insurance, basic materials, environmental services and transportation stocks throughout his tenure at Goldman Sachs.  He received a BA in Economics from Harvard University and an MBA in Finance and Economics from the Stern School of Business at New York University.

•
Scott Carroll, CFA (Managing Director) joined GSAM as a portfolio manager for the Value Team in May 2002.  Mr. Carroll is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm's Mid Cap Value accounts.  Before joining GSAM in 2002, Mr. Carroll spent over five years at Van Kampen Funds, where he had portfolio management and analyst responsibilities for a Growth and Income and Equity Income funds.  Mr. Carroll has 18 years of industry experience.  He received a BS in Accounting from Northern Illinois University and an MBA from the University of Chicago Graduate School of Business.

•
Sean A. Butkus, CFA (Vice President) joined GSAM as a research analyst on the Value Team in July 2004 and became a portfolio manager in 2006.  Mr. Butkus is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Mr. Butkus joined Goldman Sachs Asset Management in 2004.  Previously, he worked on the Business Planning Team of the Investment Management Division at Goldman Sachs, providing analytical support and offering strategic advice to the division's management team.  Mr. Butkus has 12 years of industry experience.  He received a BS in Natural Science and Accounting from Muhlenberg College and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

•
Sean Gallagher (Managing Director, Co-Chief Investment Officer) joined GSAM as a research analyst in May 2000.  Mr. Gallagher is Co-CIO and portfolio manager of the US Value Equity team, where he oversees the portfolio management and investment research efforts for the firm's US value equity accounts.  Mr. Gallagher has 16 years of industry experience and has been a member of the US Value Equity team since 2000.  He currently has research responsibilities for telecommunications, media, cable and health care.  Mr. Gallagher received a BS in Finance from Drexel University and an MBA in Finance and Accounting from the Stern School of Business at New York University.

•
J. Kelly Flynn (Managing Director) joined GSAM as a portfolio manager in April 2002.  Mr. Flynn is a Portfolio Manager for the US Value Team, where he has broad research responsibilities across value the strategies.  Prior to joining GSAM in 2002, Mr. Flynn spent 3 years at Lazard Asset Management as a Portfolio Manager for Small Cap/SMID Cap Value products.  Before Lazard, Mr. Flynn was a small cap value Portfolio Manager at 1838 Investment Advisors.  Mr. Flynn has 18 years of industry experience.  He received a BA from Harvard and an MBA from the Wharton School of Business at the University of Pennsylvania.

•
John Arege, CFA (Vice President) joined GSAM as a portfolio manager on the Core Equity team in 2006 and later joined the US Value Team as a portfolio manager in 2007.  Mr. Arege is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Mr. Arege joined the Value team in 2007 as a Portfolio Manager responsible for the Insurance and Asset Management sectors for the Mid Cap and Large Cap portfolios. He joined GSAM in 2006, as a Portfolio Manager on the Core Equity team, from Merrill Lynch Investment Managers where he was a senior analyst on the Value team and was responsible for the energy and financials services sectors. Prior to that, Mr. Arege worked for Standard and Poor’s in New York. He received his B.A. from Catholic University and a Masters in Finance from Boston University. John also holds a law degree and is a CFA Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Ivy Asset Strategy Fund
Class A

Investment Objective.  The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

Principal Investment Strategies.  The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

•
“Stocks” include equity securities of all types, although the Sub-Adviser, typically emphasizes a blend of value and growth potential in selecting stocks.  Value stocks are those that the Sub-Adviser believes are currently selling below their true worth, while growth stocks are those whose earnings the Sub-Adviser believes are likely to grow faster than the economy.  The Fund may invest in the securities of any size company, including those within the small to mid-capitalization range.

•
“Bonds” include all varieties of fixed-income instruments, such as corporate debt securities, mortgage backed securities, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year.  This investment type may include a significant amount, up to 35% of the Fund’s total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor’s, a wholly-owned subsidiary of The McGraw Hill Companies, Inc. (“S&P”) or Ba and below by Moody’s Investors Service, Inc. (“Moody’s”) or unrated bonds deemed by the Sub-Adviser to be of comparable quality.

•	“Commodities” include all varieties of resources and commodities, however, the Fund will primarily invest in commodities through the purchase and sale of precious metals.

•	“Short-term instruments” include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.

Within each of these investment types, the Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

The Sub-Adviser may allocate the Fund’s investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively.  The Sub-Adviser may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks, commodities, and bonds in any fixed proportion, nor is it limited by investment style or by the issuer’s location, size, market capitalization, or industry sector.  The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Fund may invest in any market that the Sub-Adviser believes can offer a high probability of return or, alternatively, that can provide a high degree of safety in uncertain times.  Dependent on the outlook for the U.S. and global economies, the Sub-Adviser makes top-down allocations among stocks, bonds, cash, precious metals and currency markets around the globe.  After determining allocations, the Sub-Adviser seeks attractive opportunities within each market.

The Sub-Adviser may, when consistent with the Fund’s investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives).  The Sub-Adviser may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Prior Performance of a Related Fund.  The JNL/Ivy Asset Strategy Fund (“Fund”) has substantially similar investment objectives, policies and investment strategies as Ivy Asset Strategy Fund (“Related Fund”).  The Related Fund is managed by Ivy Investment Management Company, the same Sub-Adviser which manages the Fund.

The historical performance of the Related Fund is shown below and shows how this performance compares with those of a broad measure of market performance.  This performance data should not be considered as an indication of future performance of the Fund. The Related Fund performance figures shown below:

•	reflect the deduction of the historical fees and expenses paid by the Related Fund and not those paid by the Fund.

•
do not reflect Contract fees or charges  imposed by Jackson  National Life Insurance Company/Jackson National Life Insurance Company of New York.  Investors should refer to the separate account prospectus for information describing the Contract fees and charges.  These fees and charges will lower the Fund’s performance.

The Fund and the Related Fund are expected to hold similar securities.  However, their investment results are expected to differ for the following reasons:

•	differences in asset size and cash flow resulting from purchases and redemptions of the Fund shares may result in different security selections

•	differences in the relative weightings of securities

•	differences in the price paid for particular portfolio holdings

•	differences relating to certain tax matters.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical performance of the Related Fund.  It compares the Fund’s average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund’s A Share returns include the maximum sales charge for Class A shares (5.75%) and treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

Related Fund Performance For Periods Ended December 31, 2009

Average Annual Returns As Of December 31, 2009
	Related Fund (Class C)	Related Fund (Class A)	S&P 500 Index
1 year	22.84%	23.81%	26.46%
3 years	8.23%	9.04%	-5.63%
5 years	12.84%	13.68%	0.42%
10 years	9.46%	9.15%	-0.95%

* The returns shown for Class C shares are based on the performance of the Related Fund’s prior Class B shares.  On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.  The prior Class B’s performance has been adjusted to reflect the current CDSC.  Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

** Since inception: July 10, 2000

Note that the performance shown would be lower upon taking into account charges assessed in connection with a variable annuity or variable life contract.

The Adviser or its affiliates have independently verified none of the performance or expense information for the Related Fund performance.

Related Fund performance is presented net of all fees and reflects reinvestment of dividends and capital gains.  The fees deducted are higher than the expenses incurred by the Fund. If expenses of the Fund had been deducted instead, the performance results of the Related Fund would have been higher. Actual performance will vary depending on the size of the portfolio and applicable fee schedule.  Past performance does not guarantee future results.

The S&P 500 is an unmanaged index of common stock prices and includes reinvestment of dividends and capital gains.  They have been taken from public sources and have not been audited.

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base.  The Fund may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Company risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Small cap investing risk
•	Tax risk
•	U.S. Government securities risk
•	Investment value style risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Ivy Asset Strategy Fund is Ivy Investment Management Company (“IICO”).  IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O.Box 29217, Shawnee Mission, Kansas 66201-9217.  IICO is a registered investment adviser with approximately $35.2 billion in assets as of December 31, 2009.

Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Fund.  Mr. Avery has been a portfolio manager for the Fund since its inception.  In June 2005, he was named Chief Investment Officer and Executive Vice President of IICO and Waddell & Reed Investment Management Company (“WRIMCO”), an affiliate of IICO.  Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994.  From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor.  He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has been a portfolio manager for the Fund since its inception.  His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors.  Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst.  In January 2003, he was appointed an investment analyst, and in June 2005, was named assistant portfolio manager funds managed by WRIMCO or IICO.  Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager.  Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas.  He is currently pursuing the Chartered Financial Analyst designation.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan International Value Fund
Class A

Investment Objective.  The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.  The Fund’s industry weightings generally approximate those of the MSCI EAFE Value Index, although it does not seek to mirror the index in its choice of individual securities.  In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear overvalued.  The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.” The Sub-Adviser considers “emerging markets” to be any market not included in the MSCI EAFE Value Index.  An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country and (ii) is organized under the laws of an emerging market.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/JPMorgan International Value Fund seeks to achieve its investment objective primarily through its stock selection process.  Using a variety of quantitative valuation techniques and based on in-house research, the Sub-Adviser ranks issuers within each industry group according to their relative value.  The Sub-Adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock's price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Investment value style risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

When-issued securities. The Fund may invest in when-issued and delayed delivery securities.  Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement.  The purchase of these securities will result in a loss if their value declines prior to the settlement date.  This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/JPMorgan International Value Fund is J.P. Morgan Investment Management Inc. (“J.P. Morgan”), with principal offices at 245 Park Avenue, New York, New York 10167. J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2009, J.P. Morgan and its affiliates had approximately $1.2 trillion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund.  The portfolio management team is led by Jeroen Huysinga, Managing Director of J.P. Morgan, and Gerd Woort-Menker, Managing Director of J.P. Morgan.  Mr. Huysinga has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1997.  Mr. Huysinga previously spent two years at Lombard Odier (UK) Ltd., where he was a Japanese equity portfolio manager. Prior to this, Mr. Huysinga held positions with the British Steel pension fund as a UK analyst and latterly a Japanese equity portfolio manager, after beginning his career at Lloyds Bank.  Mr. Huysinga obtained a B.A. in economics and international studies from the University of Warwick.  Mr. Huysinga is an Associate of the Institute of Investment Management and Research.  Mr. Woort-Menker, who is a portfolio manager on the Global Equity team and the lead manager of the team’s Value strategies, has been employed by J.P. Morgan since 1987.  Gerd Woort-Menker, managing director, is a senior portfolio manager on the Global Investment Team. Mr. Woort-Menker currently manages international and global equity portfolios; he has also managed the International Value strategy since its inception. Mr. Woort-Menker began his career at VARTA in Hanover, where he was a financial comptroller. Mr. Woort-Menker obtained a business accounting degree from Muenster University and earned an M.A. in economics from Freiburg University. He is a CFA charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan MidCap Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/JPMorgan MidCap Growth Fund is to seek capital growth over the long-term.

Principal Investment Strategies.  The Fund invests primarily in common stocks of mid-cap companies which its Sub-Adviser, J.P. Morgan Investment Management Inc. (“JPMorgan”), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase.  Market capitalization is the total market value of a company’s shares.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its assets in affiliated money market funds, high-quality money market instruments or repurchase agreements.

In managing the Fund, the Sub-Adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the Sub-Adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The Sub-Adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the Sub-Adviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The Sub-Adviser may sell a security for several reasons. The Sub-Adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the Sub-Adviser may also sell a security that the Sub-Adviser no longer considers reasonably valued.

Investments in all types of foreign securities will not exceed 20% of the total assets of the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Mid-capitalization investing risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Emerging markets risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/JPMorgan MidCap Growth Fund is JPMorgan, with principal offices at 245 Park Avenue, New York, New York 10167. JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2009, JPMorgan and its affiliates had approximately $1.2 trillion in assets under management.

Christopher M.V. Jones, managing director, is the CIO of the Growth and Small Cap U.S. Equity Team.  An employee since 1982, Chris has had fund management and analytical responsibilities on the small cap team since 1986.  He has served as the team’s chief investment officer since 1993 and has headed JPMorgan’s Growth investments since 2006.  He holds an M.A. in history from Cambridge University and is a member of both the New York Society of Security Analysts and The CFA Institute.  He is a CFA charterholder.

Tim Parton, managing director, is a portfolio manager in the U.S. Equity Group.  Tim has been managing the Mid Cap Growth strategy since 2001 and the Multi Cap Growth strategy since 2005.  Tim's analytical focus is on technology, financial services, energy and industrials.  An employee since 1986, Tim has managed a variety of small and mid cap portfolios.  Tim obtained a BSc in economics and accounting from the University of Bristol.  He is a member of the New York Society of Security Analysts and the Association for Investment Management and Research.  He is also a CFA charterholder and NASD Series 66 licensed.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A

Investment Objective.  The investment objective of the JNL/JPMorgan U.S. Government & Quality Bond Fund is to obtain a high level of current income.

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in:

(i)	U.S. treasury obligations;
(ii)	obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government;
(iii)
mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.  Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

(iv)
mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

(v)
collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government;

(vi)	repurchase agreements collateralized by any of the foregoing; and
(vii)	other investments (such as derivatives contracts) related to those listed above.

Any guarantee of the securities in which the Fund invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages.  A security issued or guaranteed by a U.S. government agency may significantly fluctuate in value, and the Fund may not receive the originally anticipated yield on the security.  Shares of the Fund are not insured or guaranteed by the U.S. government, its agencies or instrumentalities.  The Fund may also invest in high-quality corporate debt securities.

The Sub-Adviser seeks to add value by actively managing the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection.  In selecting mortgage-backed securities for the Fund, the Sub-Adviser determines a security’s average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors.  These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Interest rate risk
•	U.S. Government securities risk
•	Mortgage-backed and mortgage-related securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Prepayment risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/JPMorgan U.S. Government & Quality Bond Fund is J.P. Morgan Investment Management Inc. (“J.P. Morgan”), with principal offices at 245 Park Avenue, New York, NY 10167.  J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide.  As of December 31, 2009, J.P. Morgan and its affiliates had approximately $1.2 trillion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund.  The portfolio management team is led by Michael Sais, Managing Director of J.P. Morgan. Mr. Sais is a Fixed Income Fund Manager for the Insurance Asset Management Team responsible for managing investments consistent with the unique requirements of insurance industry clients. Additionally, he is a member of the Columbus Taxable Bond Team where he has served as lead manager for the JPMorgan Ultra Short-Term Bond Fund since 1995 and Government Bond Products since 1996.  Mr. Sais joined the firm in 1994 as a senior fixed income research analyst responsible for the valuation and analysis of the mortgage-backed securities market.  Prior to this, he served as senior investment portfolio manager of Valley National Bank of Phoenix, where he was responsible for the management of the bank’s $2.2 billion investment portfolio.  Mr. Sais began his career with Citibank in San Juan, Puerto Rico, as an asset/liability manager and eurodollar trader.  He obtained a B.S. and an M.B.A, both in finance, from Indiana University.  Mr. Sais is also a CFA charterholder and member of The CFA Institute as well as the CFA Society of Columbus.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Lazard Emerging Markets Fund
Class A

Investment Objective.  The investment objective of the JNL/Lazard Emerging Markets Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index.  The Index includes, but is not limited to, the following countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The allocation of the Fund’s assets among emerging market countries may shift from time to time based on the Sub-Adviser’s judgment and its analysis of market conditions.  However, the Fund is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  While the portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns.  However, there is a risk that these transactions may reduce returns or increase volatility.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Investment value style risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Lazard Emerging Markets Fund is Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112.  Lazard is a subsidiary of Lazard Frères & Co. LLC (“Lazard Frères”), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services.  Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

John R. Reinsberg is a Deputy Chairman with responsibility for international and global strategies. He is also a Portfolio Manager on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1981. Prior to joining Lazard in 1992, John was Executive Vice President with General Electric Investment Corporation and Trustee of the General Electric Pension Trust. He was also previously with Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. John has an MBA from Columbia University and a BA from the University of Pennsylvania. He is a member of the University of Pennsylvania School of Arts and Sciences Board of Overseers, the University of Pennsylvania Huntsman Program Advisory Board, the Board of Directors of the Alliance for Cancer Gene Therapy, the Board of Directors of The Jewish Museum, as well as the Board of Directors of the U.S. Institute (Institutional Investor).

James Donald is a Portfolio Manager/Analyst on the Emerging Markets Equity team and Head of the Emerging Markets Group. He began working in the investment field in 1985. Prior to joining Lazard in 1996, James was a Portfolio Manager with Mercury Asset Management. He has a BA (Hons) in history from the University of Western Ontario.

Rohit Chopra is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis.  He began working in the investment field in 1996. Prior to joining the Firm in 1999, Rohit was with Financial Resources Group, Deutsche Bank and Morgan Stanley, Dean Witter, Discover Company. He has a BS in Finance and Information Systems from New York University and also studied at the London School of Economics and Political Science.

Erik McKee is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on the materials and industrials sectors.  He began working in the investment field in 1996.  Prior to joining Lazard in 1999, he was with Bank of America and Unibanco in Sao Paulo, Brazil.  Erik has a BA in International Finance from Brown University. He also studied history at the Sorbonne in Paris.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Lazard Mid Cap Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Lazard Mid Cap Equity Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.  The Fund invests in 50-70 securities, with a market capitalization of between $24 million and $14.65 billion, or in the Russell MidCap® Index at the time of purchase.  The Russell MidCap® Index is composed of selected common stocks of medium-size U.S. companies.  The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. To the extent its assets are not invested in such securities, the Fund may invest in the equity securities of larger capitalization companies or investment-grade fixed-income securities.  In searching for undervalued medium capitalization stocks, the Sub-Adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The Sub-Adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell MidCap® Index.  The Sub-Adviser may sell a security for any of the following reasons:

•	Its price rises to a level where it no longer reflects value (target valuation);
•	The underlying investment assumptions are no longer valid;
•	Portfolio management changes its direction; and/or
•	External events occur (e.g., changes in regulation, taxes and competitive position).

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investments in IPOs
•	Mid-capitalization investing risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Derivatives risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Lazard Mid Cap Equity Fund is Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Frères & Co. LLC (“Lazard Frères”), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services.  Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis by Christopher Blake, Andrew Lacey and Robert A. Failla.  Mr. Lacey has been with Lazard since 1996.  He is a portfolio manager and Deputy Chairman of Lazard.  Mr. Blake has been with Lazard since 1995.  Mr. Blake is a Managing Director of Lazard.  Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively. Mr. Failla is Director and portfolio manager and has been with Lazard since 2003.  Prior to joining the Firm, Robert was associated with AllianceBernstein.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/M&G Global Basics Fund
Class A

Investment Objective.  The investment objective of the JNL/M&G Global Basics Fund is to maximize long-term capital growth.

Principal Investment Strategies.  The Fund seeks to invest in companies operating in basic industries (“primary” and “secondary” industries) as further described below and also in companies that service these industries.  The Fund may also invest in other global equities.

The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).  The Sub-Adviser seeks to identify companies that exhibit the following qualities: strong competitive edge and sustainable market share (e.g. leadership in a niche market, natural barriers to entry, technological advantage); a proven business model; financial strength (e.g. strong balance sheet, good revenue growth); and attractive valuations.  Detailed, qualitative research is used, and importance is placed upon face-to-face company meetings and visits. The visits are used to identify industry themes and trends as well as to assess the quality of the company and its management.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign securities risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/M&G Global Basics Fund is M&G Investment Management Limited (“MAGIM”) located at Laurence Pountney Hill, London EC4R 0HH.  MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Graham French, Global Fund Equity Manager, joined MAGIM in 1989 as a graduate from Durham University where he studied geography. He manages two global equity funds, including M&G’s proprietary fund, the M&G Global Basics Fund, and also an M&G fund of funds. Mr. French was instrumental in the design and development of the investment strategy of M&G’s proprietary Global Basics Fund and has managed the fund since its launch in November 2000.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/M&G Global Leaders Fund
Class A

Investment Objective.  The investment objective of the JNL/M&G Global Leaders Fund is to maximize long-term total return (the combination of income and growth of capital).

Principal Investment Strategies.  The Fund seeks to invest in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.  The Fund has a clearly defined active investment approach, focused exclusively on individual stock selection decisions and driven by fundamental company analysis.  The investment strategy of the Fund is to identify those companies and stocks that represent the best investments from the global universe of companies in all sectors, countries and size ranges.  Companies are identified by the Sub-Adviser using a comprehensive research process and the full range of the Sub-Adviser’s equity expertise. The Sub-Adviser selects the companies to include in the portfolio, supported by a risk management process designed to ensure the appropriate risks are being taken by the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign securities risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/M&G Global Leaders Fund is M&G Investment Management Limited (“MAGIM”) located at Laurence Pountney Hill, London EC4R 0HH.  MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Aled Smith joined MAGIM in December 2000 as a global equity fund manager. Before joining MAGIM, Mr. Smith worked at JP Morgan Asset Management for eight years, four of these as a specialist senior analyst for the media sector. Prior to joining JP Morgan, he was an actuarial consultant for Coopers & Lybrand from 1989 to 1992. Mr. Smith graduated from Lincoln College, Oxford University, in 1989 with a BA in mathematics. He is a CFA charterholder.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/Mellon Capital Management 10 x 10 Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management 10 x 10 Fund is capital appreciation and income.

Principal Investment Strategies. The Fund seeks to achieve its objective by initially allocating in the following Funds:

➢	50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund*;
➢	10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund*;
➢	10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund*;
➢	10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund*;
➢	10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund*; and
➢	10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund*.

* The Funds are referred to as the “Underlying Funds” and are also described in this Prospectus and in the Prospectus of JNL Variable Fund LLC.

The Fund expects to rebalance its assets to the allocation weights specified above for each Underlying Fund every January. Between rebalance dates, when cash inflows and outflows require, the Fund purchases and sells shares of the six Underlying Funds according to the approximate current percentage relationship among the Underlying Funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Limited management, trading cost and rebalance risk
•	Underlying funds

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	Index investing risk
•	Leveraging risk
•	License termination risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Prepayment risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the JNL/Mellon Capital Management 10 x 10 Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $51.5 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed on a team basis.  Daniel W. Koors has primary responsibility for the day-to-day management of the Fund’s portfolio, and is assisted by Lynn M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust.  Mr. Koors has been a manager of the Fund since its inception.  Mr. Koors has been associated with JNAM and/or its affiliates since August 2006.  Mr. Koors was elected Senior Vice President in January 2009 and Chief Financial Officer of JNAM in January 2007.  In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006.  Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Director of Separate Account and Transfer Agent Operations at JNAM since July 2008, and was a Director from August 2005 through July 2008.  Ms. Mouser has worked processing Fund transactions since the inception of the Fund.  Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations.  Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.

Both Mr. Koors and Ms. Mouser review the allocations made to the Fund and the application of the investment strategy.  Mr. Koors and Ms. Mouser play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Trust’s Semi-Annual Report for the fiscal year ended June 30, 2008.

JNL/Mellon Capital Management Index 5 Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Index 5 Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by initially allocating in the following Funds:

•	20% in the JNL/Mellon Capital Management S&P 500 Index Fund*;
•	20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund*;
•	20% in the JNL/Mellon Capital Management Small Cap Index Fund*;
•	20% in the JNL/Mellon Capital Management International Index Fund*; and
•	20% in the JNL/Mellon Capital Management Bond Index Fund*.

* The Funds are referred to as the “Underlying Funds” and are also described in this Prospectus.

The Fund expects to rebalance its assets to the allocation weights specified above for each Underlying Fund every January. Between rebalance dates, when cash inflows and outflows require, the Fund purchases and sells shares of the five Underlying Funds according to the approximate current percentage relationship among the Underlying Funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Limited management, trading cost and rebalance risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	Index investing risk
•	Leveraging risk
•	License termination risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Prepayment risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the JNL/Mellon Capital Management Index 5 Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $51.5 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed on a team basis.  Daniel W. Koors has primary responsibility for the day-to-day management of the Fund’s portfolio, and is assisted by Lynn M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust.  Mr. Koors has been a manager of the Fund since its inception.  Mr. Koors has been associated with JNAM and/or its affiliates since August 2006.  Mr. Koors was elected Senior Vice President in January 2009 and Chief Financial Officer of JNAM in January 2007.  In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006.  Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Director of Separate Account and Transfer Agent Operations at JNAM since July 2008 and was a Director from August 2005 through July 2008.  Ms. Mouser has worked processing Fund transactions since the inception of the Fund.  Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations.  Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.

Both Mr. Koors and Ms. Mouser review the allocations made to the Fund and the application of the investment strategy.  Mr. Koors and Ms. Mouser play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Trust’s Semi-Annual Report for the fiscal year ended June 30, 2008.

JNL/Mellon Capital Management European 30 Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management European 30 Fund is to provide capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date is on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

As of February 28, 2010, the MSCI Europe Index consists of stocks from the following 16 developed markets: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.  The population of stocks is divided into the following country groupings:

1.	United Kingdom;
2.	Austria, Germany, Netherlands, Switzerland;
3.	Denmark, Finland, Norway, Sweden; and
4.	Belgium, France, Greece, Ireland, Italy, Portugal, Spain

The stocks are selected by applying the following analysis to each group on each Stock Selection Date:

•
The first screen evaluates the volatility of stocks in the population.  The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days.  The coefficient of variation is the standard deviation of a stock’s price.  Stocks with a lower coefficient of variation are considered less volatile.  The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

•
The second screen evaluates the degree of efficiency of the company’s asset management.  The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity (“FROE”) calculated as the analysts’ (independent analysts’ covering the stock) consensus estimate of each company’s earnings for the next year divided by the company’s equity.  The 60 stocks with the highest FROE are selected from each country grouping.

•
The last screen ranks companies based on a valuation model.   The Sub-Adviser allocates approximately equal amounts of the Fund’s investments to the 30 common stocks with the best valuation based on the Edward Bell Ohlson (“EBO”) valuation to price ratio.  The number of stocks selected from each country grouping is based on the aggregate market capitalization of each country grouping relative to the total market capitalization on the Stock Selection Date. The final selections from each grouping are made from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Europe Index, will be removed from the universe of securities from which the Fund’s stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.  The 5% limit is applied at the time of purchase.

Certain provisions of the 1940 Act, limit the ability of the European 30 Fund to invest more than 25% of the European 30 Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the European 30 Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Limited management, trading cost and rebalance risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Currency risk
•	European investing risk
•	Industry concentration risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management European 30 Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Pacific Rim 30 Fund is to provide capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date is on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

As of February 28, 2010, the MSCI Pacific Index consisted of the following 5 developed market countries: Australia, Hong Kong, Japan, New Zealand, and Singapore. The population of stocks is divided into the following country groupings:

1.	Japan; and
2.	Australia, Hong Kong, New Zealand, and Singapore

The stocks are selected by applying the following analysis to each group on each Stock Selection Date:

•
The first screen evaluates the volatility of stocks in the population.  The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days.  The coefficient of variation is the standard deviation of a stock’s price.  Stocks with a lower coefficient of variation are considered less volatile.  The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

•
The second screen evaluates the degree of efficiency of the company’s asset management.  The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity (“FROE”) calculated as the analysts’ (independent analysts covering the stocks) consensus estimate of each company’s earnings for the next year divided by the company’s equity.  The 60 stocks with the highest FROE are selected from each country grouping.

•
The last screen ranks companies based on a valuation model.   The Sub-Adviser allocates approximately equal amounts of the Fund’s investments to the 30 common stocks with the best valuation based on the Edward Bell Ohlson (“EBO”) valuation to price ratio.  Fifteen stocks are selected from each country grouping on the Stock Selection Date from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Pacific Index, will be removed from the universe of securities from which the Fund’s stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Pacific Rim 30 Fund to invest more than 5% of the Pacific Rim 30 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Pacific Rim 30 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.  The 5% limit is applied at the time of purchase.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Limited management, trading cost and rebalance risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Currency risk
•	Industry concentration risk
•	Liquidity risk
•	Market risk
•	Pacific Rim investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Pacific Rim 30 Fund is Mellon Capital, located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management S&P 500 Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500® Index.  The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in large-capitalization company securities.  The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. This approach is called “replication.”  When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the S&P 500 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 Index in proportion to the weighting in the S&P 500 Index.  To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P 500 Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between Fund and S&P 500 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 500 Index.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The S&P 500 Index. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor’s to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 Index is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks.  Each stock in the S&P 500 Index is weighted by its float adjusted market capitalization. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management S&P 500 Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P MidCap 400 Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Principal Investment Strategies.  The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P MidCap 400 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index.  The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P MidCap 400 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.  This approach is called “replication.”  When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the S&P MidCap 400 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P MidCap 400 Index in proportion to the weighting in the S&P MidCap 400 Index.  To the extent that the Fund seeks to replicate the S&P MidCap 400 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P MidCap 400 Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between the Fund and S&P MidCap 400 Index performance may be affected by changes in securities markets and changes in the composition of the S&P MidCap 400 Index.

The Fund may invest in derivatives to manage contract owner cash flows and equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Mid-capitalization investing risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The S&P MidCap 400 Index. The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor’s to capture the price performance of a large cross section of the U.S. publicly traded stock market.  Stocks included in the S&P MidCap 400 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy.  Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P MidCap 400 Index is weighted by its float adjusted market capitalization (or the stock’s price multiplied by the number of shares outstanding adjusted for float, as the S&P MidCap 400 Index is considered a capitalization-weighted index.)  The inclusion of a stock in the S&P MidCap 400 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Small Cap Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000® Index1.  The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Russell 2000 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities.  To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Small cap investing risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Russell 2000 Index. The Russell 2000 Index is composed of approximately 2000 common stocks that are selected by the Russell Investments to capture the price performance of a large cross section of the U.S. publicly traded stock market.  Stocks that are included in the Russell 2000 Index are chosen with the aim of achieving a broad representative portfolio from the various sectors of the U.S. economy.  These stocks do not necessarily represent the entire U.S. economy, as they exclude approximately 1000 large company stocks.  Stocks held in the Russell 1000 Index are excluded from the Russell 2000 Index.  The Russell 2000 Index is recognized for its emphasis towards small- and mid-size stocks, essentially the remainder of the U.S. market.  Each stock in the Russell 2000 Index is weighted by its float adjusted market capitalization (the total market value relative to the total market values of all the securities in the Russell 2000 Index).

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Small Cap Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

1 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

JNL/Mellon Capital Management International Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East (“EAFE”) Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Principal Investment Strategies.  The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE® Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.  To the extent that the Fund seeks to replicate the MSCI EAFE Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the MSCI EAFE Index may be anticipated in both rising and falling markets.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals and other receivables, and to facilitate meeting the Fund’s objectives.  For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Index investing risk
•	License termination risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The MSCI EAFE Index. The MSCI EAFE Index is comprised of common stocks including, but not limited to, the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Greece, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.  The companies within each country are selected by MSCI to capture the price performance of a large cross section of the international publicly traded stock markets.  Stocks included in the MSCI EAFE Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy.  Aggregate market value and trading activity are also considered in the selection process.  The inclusion of a stock in the MSCI EAFE Index in no way implies that MSCI, Inc. believes the stock to be an attractive investment, nor is MSCI, Inc. in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Leveraging risk
•	Liquidity risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management International Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Bond Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.  The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Principal Investment Strategies.  The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Barclays Capital U.S. Aggregate Index through statistical procedures.  Bonds are selected based on their characteristics to create a portfolio that profiles the Index.  The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed-income securities that seek to match the performance and characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices.  This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market.  Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts.  Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund’s Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund’s composition is continuously evaluated relative to the Index, and if necessary, the portfolio is rebalanced, typically using cash flows from accruals and contract owner contributions and withdrawals.

The Fund can invest in a number of different kinds of “derivative” instruments to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Index investing risk
•	Interest rate risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk
•	Leveraging risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Bond Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

David C. Kwan has been a Managing Director of Mellon Capital Management Corporation since 2000.  He has also been the Head of Fixed Income Management Group since 1994 and the Head of the Trading Group since 1996.  Mr. Kwan has direct oversight responsibility for all U.S. and international fixed income portfolios, and the management of the Global Opportunity Strategy.  Mr. Kwan has had various positions and responsibilities at Mellon Capital since he joined in 1990, one of which was management of the firm's Enhanced Asset Allocation Fund.  He received his M.B.A. degree from University of California at Berkeley in 1990.  Mr. Kwan has 20 years of investment experience.

Lowell Bennett has been a Managing Director of Mellon Capital Management Corporation since 2000.  Mr. Bennett joined Mellon Capital in 1997 as a Vice President and fixed income strategist.  He is responsible for the development and implementation of fixed income strategies of the company.  Prior to joining Mellon Capital, he was a fixed income strategist at Merrill Lynch.  He received his M.B.A. degree from Stanford University in 1987. Mr. Bennett has 23 years of finance and investment experience.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Global Alpha Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

Principal Investment Strategies.  To achieve this objective, the Fund uses a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle; typically a period of several years.  The Fund is not managed to a benchmark index.  Rather than managing to track a benchmark index, the Fund seeks to provide returns that are largely independent of market moves.

The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund’s investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.  The Fund ordinarily invests in at least three countries.  The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund’s portfolio managers to implement investment decisions quickly and cost-effectively.  The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

The Fund’s Sub-Adviser seeks to deliver value added excess returns (“alpha”) by applying a systematic, quantitative investment approach designed to identify and exploit relative misvaluations across and within global capital markets.  Active investment decisions to take long or short positions in individual country, equity, bond, and currency markets are driven by this quantitative investment process and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world.  To construct a portfolio of long and short positions, the portfolio managers calculate the expected returns for the asset classes in such countries and then evaluate the relative value of stock and bond markets across equity markets, across bond markets, and among currencies.  The portfolio managers have considerable latitude in allocating the Fund’s assets and in selecting derivative instruments and securities to implement the Fund’s investment approach, and there is no limitation as to the amount of Fund assets required to be invested in any one asset class.  The Fund’s portfolio will not have the same characteristics as its performance baseline benchmark – the Citibank 30-Day Treasury Bill Index – because the Fund seeks excess return above the benchmark.  The portfolio managers also assess and manage the overall risk profile of the Fund’s portfolio.

For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive expected returns for stocks, bonds, and currencies in each country. The models then incorporate the risk and correlation of those assets with robust risk controls in order to come up with a portfolio that is expected to produce positive returns that have a low correlation with major markets.  The portfolio managers tend to favor markets in developed countries that have attractive valuations on a risk adjusted basis.

For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among long-term government bond markets.  The most relevant long-term bond yield within each country serves as the expected return for each bond market.  The portfolio managers tend to favor developed countries whose bonds have been identified as offering greater return for bearing inflation and interest rate risks.

The portfolio managers determine the relative value of equities versus bonds within a specific country market by comparing the expected returns for the country’s equities and bonds.  When assessing the relative valuation of equity versus bond markets, the portfolio managers are measuring the “risk premium” within a country, that is, whether there is, and, if so, how much of, an increased return for having investment exposure to asset classes that are perceived to be riskier.  The portfolio managers then determine the allocation of the Fund’s assets between the country’s equity and bond markets.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy.  The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.  Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis).  These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund may “sell short” securities and other instruments that it does not own, with the intention of purchasing them back later at a lower price, enabling the fund to profit if prices fall.  The portfolio managers, however, intend to employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short.  Short-selling is considered “leverage” and involves unlimited risk.  The Fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Currency risk
•	Foreign securities risk
•	Derivatives risk
•	Interest rate risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Industry concentration risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Short sales risk
•	Tax risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Global Alpha Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Helen Potter, CFA is a Managing Director, Asset Allocation for Mellon Capital where she has managed investment portfolios since 1996.  Prior to joining Mellon Capital, Ms. Potter held research and portfolio management positions at Quantilogic Asset Management gaining extensive experience in the global asset allocation field.  Ms. Potter manages all global and domestic asset allocation products and staff.  She is responsible for articulating asset allocation strategies to clients and prospects, as well as participating in the refinement of current strategies and the development of new strategies.

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 11 years of investment experience and has been with Mellon Capital for 10 years.  In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Dagioglu co-manages a team of portfolio managers implementing the firm’s global asset allocation strategies.  He is responsible for the design and implementation of global portfolio management analytical systems.  Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 17 years of investment experience and has been with Mellon Capital for 11 years.  In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies.  Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Oppenheimer Global Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

Principal Investment Strategies.  The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries.  As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States).  Typically, the Fund invests in a number of different countries.

The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-cap growth oriented companies worldwide.
•	Companies that stand to benefit from global growth trends at attractive valuations.
•	Businesses with strong competitive positions and high demand for their products or services.
•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns or to try to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Cyclical opportunities risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Security selection criteria. In selecting securities for the Fund, the Fund’s portfolio manager looks primarily for foreign and U.S. companies with high growth potential.  The portfolio manager uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.  The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing.  The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-capitalization growth-oriented companies worldwide;
•	Companies that stand to benefit from global growth trends;
•	Businesses with strong competitive positions and high demand for their products or services; and/or
•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors.  The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Emerging market risk
•	Growth investing risk
•	Industry concentration risk
•	Leveraging risk
•	Mid-capitalization investing risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Oppenheimer Global Growth Fund is OppenheimerFunds, Inc. (“Oppenheimer”), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

The portfolio manager of the Fund is Rajeev Bhaman, Senior Vice President of Oppenheimer.  He is the person principally responsible for the day-to-day management of the Fund's portfolio.  Mr. Bhaman has been a manager of the Fund since August 2004 and a Portfolio Manager at Oppenheimer since January 1997.  Prior to joining Oppenheimer in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.  Mr. Bhaman holds a B.A. and an M.B.A. from Cornell University as well as an M.B.A. in International Business from Katholieke Universiteit te Leuven in Belgium.  He has earned the right to use the Chartered Financial Analyst designation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PAM Asia ex-Japan Fund
Class A

Investment Objective.  The investment objective of the JNL/PAM Asia ex-Japan Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective of long-term capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintains their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer’s most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region. The Asia ex-Japan region includes, but is not limited to, the following countries: Korea; Taiwan; Hong Kong; Philippines; Thailand; Malaysia; Singapore; Indonesia; People’s Republic of China; India; Pakistan and Vietnam.  The Fund may also invest in depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns, or for efficient portfolio management or for hedging purposes.  It does not currently invest in derivatives to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Asia ex-Japan concentration risk
•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Cyclical opportunties risk
•	Derivatives risk
•	Investments in IPOs
•	Investment value style risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser for the JNL/PAM Asia ex-Japan Fund is Prudential Asset Management (Singapore) Limited (“PAM Singapore”), located at 30 Cecil Street, #20 – 01 Prudential Tower, Singapore 049712.  PAM Singapore is an affiliate of the investment adviser to the Trust and is an indirect wholly owned subsidiary of Prudential plc (the “Group”), a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Kannan Venkataramani is a Investment Director at PAM Singapore and manages a wide range of regional products for retail and institutional clients.  Kannan joined PAM Singapore in February 2007.  Kannan joined the Hong Kong affiliate of PAM Singapore in 2002, where he covered India, Indonesia, the Philippines and Taiwan and also managed several country-focused and regional portfolios.  Prior to joining the Hong Kong affiliate of PAM Singapore, Kannan was a Portfolio Manager at the Group’s asset management joint venture in India, focusing on the Indian equities market.  Kannan has over 14 years of investment experience.  Kannan has a MBA (post graduate Diploma in Management) from the prestigious Indian Institute of Management, Ahmedabad, India and a degree in Electronic and Communication Engineering from Anna University India.  He is also a Chartered Financial Analyst (CFA) Charterholder.  Kannan has been the portfolio manager since the Fund’s inception.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Trust’s Semi-Annual Report for the fiscal year ended June 30, 2009.

JNL/PAM China-India Fund
Class A

Investment Objective.  The investment objective of the JNL/PAM China-India Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.  In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The investments of the Fund include, but are not limited to, listed securities in the regulated market, which operates regularly and is recognized, depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns, or for efficient portfolio management or for hedging purposes.  It does not currently invest in derivatives to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	China and India country specific risks
•	Credit risk
•	Currency risk
•	Foreign securities risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Cyclical opportunties risk
•	Derivatives risk
•	Emerging markets risk
•	Investments in IPOs
•	Investment value style risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser for the JNL/PAM China-India Fund is Prudential Asset Management (Singapore) Limited (“PAM Singapore”), located at 30 Cecil Street, #20 – 01 Prudential Tower, Singapore 049712.  PAM Singapore is an affiliate of the investment adviser to the Trust and is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

DR Rao has been an Investment Director at PAM Singapore since February 2007 and specializes in Indian equities.  In June 2005, Mr. Rao joined the Hong Kong affiliate of PAM Singapore as Portfolio Manager.  From August 2002 until June 2005, he was at the Abu Dhabi Investment Authority as an Analyst from August 2002 through June 2003 and as a Senior Analyst from June 2003 through June 2005, managing an Indian equities portfolio.  He has over 14 years of investment experience.  Mr. Rao holds a Post Graduate Diploma in Management (MBA equivalent) from the Indian Institute of Management, Calcutta, India and graduated from Osmania University, Hyderabad, India with a Bachelor of Electrical Engineering degree.  He is also a Chartered Financial Analyst (CFA) Charterholder.  Mr. Rao has been the portfolio manager since the inception of the Fund.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Trust's Semi-Annual Report for the fiscal year ended June 30, 2009.

JNL/PIMCO Real Return Fund
Class A

Investment Objective.  The investment objective of the JNL/PIMCO Real Return Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Principal Investment Strategies.  The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.  The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.  The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.  The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index.  For these purposes, in calculating the Fund's average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.  The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.  The Fund is non-diversified, which means it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

The Fund may invest all of its assets in derivative instruments, such as futures, options, forward contracts or swap agreements, or in mortgage or asset-backed securities.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments”, which as used by this Fund include:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, and event-linked bonds:
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements and reverse repurchase agreements;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Non-diversification risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Emerging markets risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Investment strategy risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Portfolio turnover
•	Prepayment risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PIMCO Real Return Fund is Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”).  Allianz SE is the indirect owner of AGI LP.  Allianz SE is an European-based, multinational insurance and financial services holding company. As of December 31, 2009, PIMCO had assets under management of $1,000.1 billion.

Mihir Worah is an Executive Vice President, portfolio manager, and member of the government and derivatives desk.  Since November 2007, Mr. Worah has been primarily responsible for the day-to-day management of the Fund.  He joined PIMCO in 2001 as a member of the analytics team and worked on term structure modeling and options pricing.  Previously, Mr. Worah was a post-doctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. He has a Ph.D. in theoretical physics from the University of Chicago and is the author of numerous scientific papers.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PIMCO Total Return Bond Fund
Class A

Investment Objective.  The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality.  The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.  The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.  The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments”, which as used in this Prospectus includes:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, event-linked bonds;
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements and reverse repurchase agreements;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Investment strategy risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund seeks to consistently add value relative to the Barclays Capital U.S. Aggregate Bond Index, while keeping risk equal to or less than that index.  In managing the Fund, the Sub-Adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Barclays Capital U.S. Aggregate Bond Index.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Emerging market risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Issuer risk
•	Leveraging risk
•	Liquidity
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Portfolio turnover
•	Prepayment risk
•	Short sales risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PIMCO Total Return Bond Fund is Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”).  Allianz SE is the indirect owner of AGI LP.  Allianz SE is an European-based, multinational insurance and financial services holding company. As of December 31, 2009, PIMCO had assets under management of $1,000.1 billion.

William H. Gross, CFA, managing director, portfolio manager, and chief investment officer, was a founding partner of PIMCO in 1971. Mr. Gross has had responsibility for the day-to-day management of the Fund since the inception of the Fund.  Mr. Gross has over thirty years of investment experience and is the author of Bill Gross on Investing. Mr. Gross has a bachelor's degree from Duke University and an MBA from the UCLA Graduate School of Business.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America High Yield Bond Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  For purpose of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, including credit default swaps.  The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum.

In light of the risks associated with such securities, the Sub-Adviser takes various factors into consideration in evaluating the creditworthiness of an issuer.  For corporate debt securities, these typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. With respect to derivative instruments, the Sub-Adviser also takes into consideration the credit-worthiness of the counterparty to the transaction.  For sovereign debt instruments, these typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history.  The Sub-Adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the Sub-Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service.  The Fund’s ability to achieve its investment objectives may be more dependent on the Sub-Adviser’s credit analysis than would be the case if it invested in higher quality debt securities.

In pursuing the Fund’s secondary objective of capital appreciation, the Sub-Adviser looks for those companies that the Sub-Adviser believes have the highest potential for improving credit fundamentals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Derivatives risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Foreign securities. The Fund may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed-income securities of foreign corporate issuers.

Zero-coupon, pay-in-kind, and deferred payment securities. The Fund may invest without limit in zero coupon securities, pay-in-kind bonds and deferred payment securities, which involve special risk considerations.  In particular, zero coupon securities fluctuate more in value in response to a change in interest rates than do bonds that pay current interest.

Loans, Equipment Leases, Trust Certificates and Limited Partnership Interests. The Fund may invest in fixed- and floating-rate loans, including loan participations and assignments.  The Fund may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnership interests.

Equity securities. The Fund may also invest up to 20% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit), typically equity investments acquired as a result of purchases of fixed-income securities.

Portfolio maturity. The Sub-Adviser has discretion to select the range of maturities of the fixed-income securities in which the Fund may invest.  The Sub-Adviser anticipates that, under current market conditions, the Fund will have average portfolio life of 6 to 12 years.  However, the average portfolio life may vary substantially from time to time depending on economic and market conditions.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Emerging market risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America High Yield Bond Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Anthony Balestrieri, Senior Managing Director and Scott B. Richards, Senior Managing Director, manage the assets of the Fund. Mr. Balestrieri and Mr. Richards review portfolio holdings, discuss purchase and sale activity, and adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. As of December 31, 2009, PPM’s Public Fixed Income Group managed approximately $47.3 billion in assets, including approximately $5.9 billion in high yield bond assets for various institutional clients based in the U.S. and abroad. Mr. Balestrieri and Mr. Richards share the ultimate decision making responsibility for the portfolio determinations.

Anthony Balestrieri is a Senior Managing Director and Portfolio Manager of PPM, and is responsible for managing or supervising over $23 billion in public investment grade, high yield, securitized and other fixed income investments. Mr. Balestrieri has over twenty-one years of investment industry experience. From May 1998 until to joining PPM in June 2003, Mr. Balestrieri was Director of Fixed Income at Merrill Lynch Investment Managers, where he was responsible for the oversight of $16 billion in institutional fixed income assets. Prior to May 1998, Mr. Balestrieri was a Senior Vice President at Mitchell Hutchins Asset Management responsible for the Short-Term Strategies Group. Mr. Balestrieri earned a B.A. in Economics and Business/Government and Law from Lafayette College. Mr. Balestrieri has been the portfolio manager since April 30, 2007.

Scott B. Richards is a Senior Managing Director and Portfolio Manager, and is responsible for managing over $2.3 billion in high yield assets for PPM clients.  Mr. Richards has over twenty-six years of investment experience, and joined PPM in June 2008. Prior to joining PPM, Mr. Richards was Senior High Yield Portfolio Manager responsible for all global below investment grade securities for State Street Global Advisers. Prior to joining State Street Global Advisers in October 2006, Mr. Richards was a senior portfolio manager and co-head of high yield at MFS Investment Management and, prior to 2004, Mr. Richards was head of the high yield group at Liberty Funds, a portfolio manager at State Street Research, and an analyst and director of high yield research at Wellington Management Company.  Mr. Richards earned a B.A. in Applied Economics from Cornell University and a M.B.A. from the Amos Tuck School at Dartmouth, and is a Chartered Financial Analyst.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America Mid Cap Value Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America Mid Cap Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell MidCap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are under priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Mid Cap Value Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund.  All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $20 million in large cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.   Mr. Brody has been the portfolio manager since the inception of the Fund.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM’s Equity products.  Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since the inception of the Fund.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group.  Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been the portfolio manager since the inception of the Fund.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team.  Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America Small Cap Value Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America Small Cap Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are under priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Small Cap Value Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund.  All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $89 million in small cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.   Mr. Brody has been the portfolio manager since the inception of the Fund.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM’s Equity products.  Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since the inception of the Fund.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group.  Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been the portfolio manager since the inception of the Fund.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team.  Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America Value Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America Value Equity Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.  For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Investment value style risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Value Equity Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606. As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $3.3 billion in large cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.   Mr. Brody has been the portfolio manager since January 16, 2007.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM’s Equity products.  Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since January 16, 2007.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group.  Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been the portfolio manager since January 16, 2007.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team.  Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Red Rocks Listed Private Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Red Rocks Listed Private Equity Fund is to seek to maximum total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicles whose purpose is to invest in privately held companies.

The Sub-Adviser selects investments from the private equity company universe using quantitative and qualitative historical results and commonly used financial measurements such as:  price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis.  In addition, the Sub-Adviser observes the depth and breadth of company management, including management turnover.  The Sub-Adviser looks to allocate the portfolio amongst industry sectors, geographic locations, stage of investment, vintage year and capital structures.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Liquidity risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Industry concentration risk
•	Managed portfolio risk
•	Market risk
•	Private equity risk
•	Sector risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Red Rocks Listed Private Equity Fund is Red Rocks Capital LLC (“RRC”) located at 25188 Genesee Trail Road, Suite 250, Golden, Colorado 80401.  RRC is the creator, manager and owner of the Listed Private Equity Index, International Listed Private Equity Index and Global Listed Private Equity Index.  RRC also has extensive investment experience and has developed proprietary research on the universe of Listed Private Equity Companies.

Adam Goldman, Portfolio Manager of the Fund, is a Co-Founder and Managing Director of Red Rocks Capital LLC, from 2003 to the present.  Previously, he served as a General Partner and Managing director in four separate venture funds with Centennial Ventures, Denver, Colorado, investing and managing approximately $1 billion in committed capital from 1992 through 2002.

Mark Sunderhuse, Portfolio Manager of Fund, is a Co-Founder and Managing Director of Red Rocks Capital LLC, from 2003 to the present.  Previously, he was a Portfolio Manager and Partner with Berger Financial, in Denver, Colorado, from 1998 – 2001.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/Select Balanced Fund
Class A

Investment Objective.  The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.  Changes between the two asset classes will generally be made gradually based on the managers’ long-term perspective and assessment of business, economic, and market projections.

In choosing equity securities, the Sub-Adviser employs a “bottom-up” stock selection process that utilizes proprietary fundamental research to identify primarily large capitalization companies with a value orientation or out of favor growth stocks.  The Fund typically focuses on dividend-paying companies.

With respect to fixed-income investments, the Fund emphasizes investment-grade, fixed-income securities, including obligations of the U.S. government and its agencies, corporate bonds, taxable municipal bonds, asset-backed securities, and mortgage-backed securities.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities. Generally the foreign fixed income securities in which the Fund will invest will be dollar denominated bonds issued by foreign governments and corporations.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Foreign securities risk
•	Interest rate risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Prepayment risk
•	U.S. Government securities risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

Edward P. Bousa, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the equity component of the Fund since October 2004. Mr. Bousa joined Wellington Management as an investment professional in 2000.

John C. Keogh, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income component of the Fund since October 2004.  Mr. Keogh joined Wellington Management as an investment professional in 1983.

Christopher L. Gootkind, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the corporate portion of the fixed income component of the Fund since February 2006.  Mr. Gootkind joined Wellington Management as an investment professional in 2000.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Select Money Market Fund
Class A

Investment Objective.  The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Principal Investment Strategies.  The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including:

•	Obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments;
•	Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions;
•	Commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities);
•	Obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and
•	Repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.  Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the fund itself.  In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The Sub-Adviser’s investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund’s overall weighted average maturity. The overall weighted average maturity of the Fund’s investments is 60 days or fewer.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The Fund may invest more than 25% of its assets in the banking industry.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Risk of investment in banking industry
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Dividends:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00.  The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day.  If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive.  The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class.  For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “PURCHASES, REDEMPTIONS AND PRICING OF SHARES” in the SAI.  For a description of the allocation of expenses among fund share classes, see “Classes of Shares and Distribution Plans” in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00.  When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses.  In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser.  The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Select Value Fund
Class A

Investment Objective.  The investment objective of the JNL/Select Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.  Foreign securities include (1) companies organized outside of the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States.  Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks. The Fund’s investment approach is based on the fundamental analysis of companies with large market capitalizations and estimated below-average valuation ratios.  Fundamental analysis may include the assessment of company-specific factors such as its business environment, management quality, financial statements and outlook, dividends and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals.  Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions, but which the Sub-Adviser believes provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. Limited consideration is given to macroeconomic analysis in establishing sector and industry weightings.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the Fund since October 2004.  Ms. Grimes joined Wellington Management as an investment professional in 1995.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008.  Prior to joining Wellington Management in 2006, Mr. Link worked for Deutsche Asset Management in New York where he was the lead portfolio manager for various technology sector funds and manager of a team of globally-based technology analysts (2004 – 2006).

W. Michael Reckmeyer, III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008.  Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Established Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing primarily in common stocks.   The Fund concentrates its investments in well-established growth companies.  The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  The Sub-Adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives.  The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Counterparty and settlement risk
•	Investment growth style risk
•	Emerging markets risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/T. Rowe Price Established Growth Fund invests most of its assets in common stocks of U.S. companies.  However, the Fund may invest in other securities, including foreign securities, convertible securities, warrants, preferred stocks and corporate and government debt obligations, in keeping with Fund objectives.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Currency risk
•	Derivatives risk
•	Growth investing risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Established Growth Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. P. Robert Bartolo is chairman of the Committee, and has day-to-day portfolio management responsibilities over the Fund.  Mr. Bartolo joined T. Rowe Price in 2002. He is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a portfolio manager in the Equity Division.  He is an executive vice president and chairman of the Investment Advisory Committee of the T. Rowe Price Growth Stock Fund.  Prior to 2002, he was director of finance for MGM Mirage, Inc.  Mr. Bartolo earned a B.S. in Accounting, cum laude, from the University of Southern California and an M.B.A. from the Wharton School of the University of Pennsylvania.  He is a Certified Public Accountant and also has earned the Chartered Financial Analyst accreditation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the Sub-Adviser expects to grow at a faster rate than the average company.  The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the Russell MidCap® Growth Index.  The market cap of companies in the Fund’s portfolio and the Russell MidCap® Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range.  In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.  The Fund may also invest up to 25% of its assets in foreign securities.

Stock selection is based on a combination of fundamental bottom-up analysis in an effort to identify companies with superior long-term appreciation prospects.  In addition, a portion of the portfolio will be invested using T. Rowe Price’s fundamental research.  The Portfolio will be broadly diversified, and this should help to mitigate the downside risk attributable to any single poorly-performing security on overall fund performance.

As Sub-Adviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

•	A demonstrated ability to consistently increase revenues, earnings and cash flow;
•	Capable management;
•	Attractive business niches and operate in industries experiencing increasing demand;
•	A sustainable competitive advantage;
•	Proven products or services; or
•	Stock prices that appear to undervalue their growth prospects.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may also invest in securities other than U.S. common stocks, including foreign securities (up to 25% of its assets, excluding reserves), futures and options, convertible securities, and warrants, in keeping with Fund objectives.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Brian W.H. Berghuis.  Brian W.H. Berghuis, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Mid-Cap Growth Fund.  He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Equity Division.  He is President of the T. Rowe Price Mid-Cap Growth Fund and Chairman of the fund’s Investment Advisory Committee.  He joined the firm in 1985.  Brian earned an A.B. from Princeton University and an M.B.A. from Harvard Business School.  He is a past President of the Baltimore Security Analysts Society.  Brian has also earned the Chartered Financial Analyst accreditation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
Class A

Investment Objective.  The investment objective of the JNL/T. Rowe Price Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Principal Investment Strategies.  The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three (3) years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.  The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase.  Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices and yields of the various securities.  For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund’s program) that would provide higher yields and appreciation potential.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.  Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies.  Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions).  Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Interest rate risk
•	Mortgage-backed and mortgage-related securities risk
•	Derivatives risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Foreign securities risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Edward A. Wiese.  Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund’s investment program.  Mr.Wiese has been chairman of the committee since 2009.  Since joining T. Rowe Price in 1984, Mr. Wiese’s responsibilities have included managing multi-currency portfolios in London, managing the firm’s taxable money market funds and overseeing the development and management of synthetic Guaranteed Investment Contract products.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Value Fund
Class A

Investment Objective.  The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued.  Income is a secondary objective.

Principal Investment Strategies.  In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund’s Sub-Adviser regards as undervalued.  Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies.  The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation.  In selecting investments, the Sub-Adviser generally looks for the following:

•	Low price/earnings, price/book value, price/sales or price/cash flow ratios relative to the S&P 500 Index, the company’s peers, or its own historic norm;

•	Low stock price relative to a company’s underlying asset values;

•	Companies that may benefit from restructuring activities; and

•	A sound balance sheet and other positive financial characteristics.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Mid-capitalization investing risk
•	Small cap investing risk
•	Investment value style risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Other investments. Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund’s investment program.  These may include:

•	Futures and options;
•	Preferred stocks;
•	Convertible securities and warrants ;
•	Fixed income securities, including lower quality (high-yield, high-risk bonds) commonly referred to as “junk bonds” (up to 10% of total assets), and bank debt
•	Hybrid instruments (up to 10% of total assets) which combine the characteristics of securities, futures and options ; and
•	Private placements.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Derivatives risk
•	Leveraging risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.   The Sub-Adviser to the JNL/T. Rowe Price Value Fund is T. Rowe Price Associates, Inc.  (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee.  John Linehan, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Value Fund.  He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.  He is also a Portfolio Manager in the Equity Division.  John is President of the T. Rowe Price Value Fund and Chairman of the fund’s Investment Advisory Committee.  John joined the firm in 1998 and has nine years of previous investment experience at Bankers Trust and E.T. Petroleum.  He earned a B.A. from Amherst College and an M.B.A. from Stanford University where he was the Henry Ford II Scholar, an Arjay Miller Scholar, and the winner of the Alexander A. Robichek Award in Finance.  He has also earned the Chartered Financial Analyst accreditation.

Effective December 31, 2009, Mark S. Finn will replace Mr. Linehan as Chairman of the Investment Advisory Committee.  Mr. Finn joined T. Rowe in 1990 and his investment experience dates from 1998.  Mr. Linehan will remain a member of the Fund’s Investment Advisory Committee.  Mark Finn is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is a research analyst in the U.S. Equity Division specializing in electric and power generation utilities and coal. Mark is a vice president and Investment Advisory Committee member of the Equity Income Fund, New Era Fund, Capital Appreciation Fund, Capital Opportunity Fund, and Mid-Cap Value Fund. In 2005, he transferred to Equity from T. Rowe Price’s Fixed Income Division where he also covered utilities and power generation. From 1998 to 2001, Mark worked with the T. Rowe Price Recovery Fund team where he evaluated financially distressed companies. He began his career with the firm in 1990 in the Finance Division where he served as controller of T. Rowe Price Investment Services, Inc., and as the principal accounting officer for the T. Rowe Price Realty Income Funds. Prior to joining the firm, Mark had five years of auditing experience with Price Waterhouse LLP where he worked on engagements for both public and private companies. Mark earned a B.S. from the University of Delaware and has obtained the Chartered Financial Analyst and Certified Public Accountant accreditations.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Competitive Advantage Fund
Class A

Investment Objective.  The investment objective of the JNL/S&P Competitive Advantage Fund is capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.  In selecting the companies, SPIAS looks for the 30 companies ranked by return on invested capital and lowest market-to-book multiples, as determined by the criteria below.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identifying trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS excludes stocks with a S&P Quality Rank of B- or lower; and then,
•	Of the remaining, SPIAS selects the top 50 stocks as ranked by return on invested capital; and then,
•	SPIAS selects the 30 stocks with the lowest price to book multiple.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Dividend Income & Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/S&P Dividend Income & Growth Fund is primarily capital appreciation with a secondary focus on current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies, determined by the criteria below, that have the highest indicated annual dividend yields (“Dividend Yield”) within their sector.  The three stocks with the highest Dividend Yield, determined by the criteria below, are selected from each of 10 economic sectors in the S&P 500.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•
First, from the companies included in the S&P 500 Index, SPIAS selects stocks with an S&P Quality Rank of B+ or better and an S&P Credit Rating of BBB+ or better.  If a total of thirty stocks do not pass the screens in a particular sector, the S&P Credit Rating hurdle will be lowered until a total of 30 stocks qualify; and then

•	SPIAS selects from each of ten economic sectors in the S&P 500 the three stocks with the highest Dividend Yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Intrinsic Value Fund
Class A

Investment Objective.  The investment objective of the JNL/S&P Intrinsic Value Fund is capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), companies with positive free cash flows and low external financing needs.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, excluding financial companies, SPIAS selects stocks with a S&P Quality Rank of B or better and a S&P Credit Rating of BB- or better; and then
•	SPIAS selects only those stocks with a positive value of free cash flow; and then
•	SPIAS selects only those stocks with a decreasing amount of shares outstanding; and then
•	SPIAS selects the top 30 stocks as measured by highest free cash flow yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105 Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Total Yield Fund
Class A

Investment Objective.  The investment objective of the JNL/S&P Total Yield Fund is capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies determined by the criteria below, that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders).  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.  It is expected that the strategy will tend to select mid- and small-capitalization stocks of the S&P 500.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS selects stocks with a S&P Quality Rank of B or better; and then
•
SPIAS selects the 30 stocks with the highest S&P Total Yield.  S&P Total Yield is defined by taking the sum of the cash dividend, net cash used for stock repurchases and net cash used to retire debt divided by the company’s market capitalization.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2009.

Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds

The main risk characteristics of the JNL/S&P Funds are summarized below. The extent of the risk exposure to each category of risk for each Fund depends on its allocation to Underlying Funds that invest in those categories of portfolio investments.  It should be noted that the investment objectives and investment strategies of the JNL/S&P Funds remain constant regardless of which Underlying Funds are invested in.  Thus, the inherent risk characteristics of the JNL/S&P Funds remain constant, although there may be variations in the degrees of exposure to each category of risk.  Moreover, each Fund is subject to the risk of the Sub-Adviser’s ability to identify or anticipate changes in market and economic conditions in connection with determining and revising the percentages of allocations among and the selection of appropriate Underlying Funds.  Other risks and more detailed descriptions may be found in the descriptions of each of the JNL/S&P Funds.

JNL/S&P Managed Conservative Fund; JNL/S&P Managed Moderate Fund; JNL/S&P Managed Moderate Growth Fund; JNL/S&P Managed Growth Fund; and JNL/S&P Managed Aggressive Growth Fund (the “JNL/S&P Managed Funds”)

As between the five JNL/S&P Managed Funds, the difference in risk exposure results from the differing ranges of investments in equity securities versus fixed income and money market securities of the Funds in which they invest.  The JNL/S&P Managed Conservative Fund is expected to invest the lowest percentage in equity securities (approximately 10% to 30%); the JNL/S&P Managed Moderate Fund a slightly higher percentage (approximately 30% to 50%); the JNL/S&P Managed Moderate Growth Fund a slightly higher percentage (approximately 50% to 70%); the JNL/S&P Managed Growth Fund a slightly higher percentage (approximately 70% to 90%); and the JNL/S&P Managed Aggressive Growth Fund the greatest percentage (approximately 80% to 100%).  The anticipated investments in fixed income, money market securities, and other investments generally vary in inverse relationship to the equity investments.

JNL/S&P Disciplined Moderate Fund; JNL/S&P Disciplined Moderate Growth Fund; JNL/S&P Disciplined Growth Fund (the “JNL/S&P Disciplined Funds”)
As between the three JNL/S&P Disciplined Funds, the difference in risk exposure results from the differing ranges of investments in equity securities versus fixed income and money market securities of the Funds in which they invest.  The JNL/S&P Disciplined Moderate Fund is expected to invest the lowest percentage in equity securities (approximately 50% to 70%); the JNL/S&P Disciplined Moderate Growth Fund a slightly higher percentage (approximately 70% to 90%); and the JNL/S&P Disciplined Growth Fund the greatest percentage (approximately 80% to 100%).  The anticipated investments in fixed income, money market securities, and other investments generally vary in inverse relationship to the equity investments.

Underlying Fund Portfolio Securities Major Categories
Stocks.  All JNL/S&P Funds.  Because the Fund will invest in Underlying Funds that invest in stocks, its returns will fluctuate with changes in stock markets.  In the U.S., stocks have historically outperformed other types of investments over the long term.  Stocks, however, may fluctuate in value more dramatically than many other types of investments over the short term.

Smaller and Mid-Size Companies. All JNL/S&P Funds. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term.

Fixed Income: Interest Rate Risk. All JNL/S&P Funds (excluding JNL/S&P 4 Fund).  Interest rate risk is the risk that when interest rates increase, fixed income securities will decline in value. Interest rate changes can be sudden and unpredictable.  A fund’s distributions to its shareholders may decline when interest rates fall, since a fund can only distribute what it earns.  Debt securities that pay interest at a fixed rate tend to lose market value when interest rates rise and increase in value when interest rates decline.   Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including treasury inflation-protected securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Fixed Income: Credit. All JNL/S&P Funds (excluding JNL/S&P 4 Fund).  Income securities, which may include indebtedness and participations, entail credit risk.  An issuer may be unable to make interest payments or repay principal when due.  Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact performance.  Subordinated debt securities are riskier than senior debt securities because their holders will be paid only after the holders of senior debt securities are paid.  Debt securities that are rated below investment grade and comparable unrated securities generally have more risk, fluctuate more in price and are less liquid than higher-rated securities and can be considered speculative.

High-yield bonds, lower-rated bonds, and unrated securities. All JNL/S&P Funds (excluding JNL/S&P 4 Fund).  High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

Mortgage-backed and mortgage-related securities risk. All JNL/S&P Funds (excluding JNL/S&P 4 Fund). A Fund that purchases mortgage-related securities and mortgage-backed securities is subject to certain additional risks.  Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.  Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

Foreign Securities.  All JNL/S&P Funds (excluding JNL/S&P 4 Fund). Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses and may include, among others, currency risks (fluctuations in currency exchange rates and devaluations by governments), country risks (political, diplomatic, regional conflicts, terrorism, war; social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility). With regard to currency risk many investments may be issued and traded in foreign currencies.  Changes in the value of foreign currencies relative to the U.S. dollar can dramatically decrease (or increase) the value of foreign portfolio holdings.  To the extent the currency risk is not hedged, or not successfully hedged, currency exchange rate changes can have a disproportionate impact on, even accounting for most of the gain or loss in a particular period.

Derivative Securities. All JNL/S&P Funds (excluding JNL/S&P 4 Fund). Options, futures, swaps, structured securities and other derivative transactions involve special risks.  The performance of derivative investments depends, in part, on the performance of an underlying asset, including the ability to correctly predict price movements. Derivatives involve costs, may be volatile, may involve a small investment relative to the risk assumed, and require correlation with other investments. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

Industry concentration risk. All JNL/S&P Funds (excluding JNL/S&P 4 Fund).   When there is concentration in a certain industry, performance will be closely tied to, and affected by, the specific industry.  Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions.  As a result of these factors, there may be more volatility, and carry greater risk of adverse developments that can affect many of the companies in which the Underlying Funds invest, than a mixture of stocks of companies from a wide variety of industries.

Small cap investing risk. JNL/S&P 4 Fund and JNL/S&P Disciplined Funds.  Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  The companies in which the Underlying Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  In addition, many small capitalization companies may be in the early stages of development.  Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.  Securities of such issuers may lack sufficient market liquidity to enable the Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.  Accordingly, an investment in the Fund may not be appropriate for all investors.

JNL/S&P 4 Fund
Class A

Investment Objective.  The investment objective of the JNL/S&P 4 Fund is capital appreciation.

Principal Investment Strategies.  For the Underlying Funds, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) generally uses a buy and hold strategy, recommending trades only around each Stock Selection Date, when cash flow activity occurs. Therefore, the Fund may hold securities of a smaller number of issuers. For the Underlying Funds, SPIAS may also recommend trades for mergers if the original stock is not the surviving company.

Between Stock Selection Dates, when cash inflows and outflows require, Jackson National Asset Management, LLC purchases and sells shares of the four Underlying Funds according to the approximate current percentage relationship among the Underlying Funds determined based on market value.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Limited management, trading cost and rebalance risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the JNL/S&P 4 Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $51.5 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

The Fund is managed on a team basis.  Daniel W. Koors has primary responsibility for the day-to-day management of the Fund’s portfolio, and is assisted by Lynn M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust.  Mr. Koors has been a manager of the Fund since its inception.  Mr. Koors has been associated with JNAM and/or its affiliates since August 2006.  Mr. Koors was elected Senior Vice President in January 2009 and Chief Financial Officer of JNAM in January 2007.  In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006.  Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Director of Separate Account and Transfer Agent Operations at JNAM since July 2008, and was a Director from August 2005 through July 2008.  Ms. Mouser has worked processing Fund transactions since the inception of the Fund.  Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations.  Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.

Both Mr. Koors and Ms. Mouser review the allocations made to the Fund and the application of the investment strategy.  Mr. Koors and Ms. Mouser play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/S&P Managed Conservative Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Conservative Fund is capital growth and current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 343 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Moderate Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Fund is to seek capital growth.  Current income is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 343 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Moderate Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Growth Fund is capital growth and current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 343 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Growth Fund is to seek capital growth.  Current income is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 343 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Aggressive Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Aggressive Growth Fund is capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 343 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Disciplined Moderate Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Disciplined Moderate Fund is to seek capital growth.  Current income is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P Disciplined Moderate Fund allocates approximately 50% to 70% of its assets to Underlying Funds that investment primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 343 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Real Return Fund
JNL/Select Money Market Fund
JNL/T. Rowe Price Short-Term Bond Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The JNL/S&P Disciplined Moderate Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The JNL/S&P Disciplined Moderate Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Interest rate risk
•	Issuer risk
•	Leveraging risk
•	License termination risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Small cap investing risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Disciplined Moderate Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Disciplined Moderate Growth Fund is to seek capital growth and current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P Disciplined Moderate Growth Fund allocates approximately 70% to 90% of its assets to Underlying Funds that investment primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 343 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Real Return Fund
JNL/Select Money Market Fund
JNL/T. Rowe Price Short-Term Bond Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The JNL/S&P Disciplined Moderate Growth Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The JNL/S&P Disciplined Moderate Growth Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Interest rate risk
•	Issuer risk
•	Leveraging risk
•	License termination risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-backed and mortgage-related securities
•	Prepayment risk
•	Small cap investing risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Disciplined Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Disciplined Growth Fund is capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P Disciplined Growth Fund allocates approximately 80% to 100% of its assets to Underlying Funds that investment primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 343 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Real Return Fund
JNL/Select Money Market Fund
JNL/T. Rowe Price Short-Term Bond Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Interest rate risk
•	Issuer risk
•	Leveraging risk
•	License termination risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Small cap investing risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

Master-Feeder Structure

Each of the JNL/American Funds Blue Chip Income & and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth & Income Fund, JNL/American Funds International Fund, and JNL/American Funds New World Fund (the “Feeder Funds” or “Funds”), operates as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, each feeder fund invests in a single registered investment company referred to as a “master fund.” The master fund purchases and manages a pool of investment securities.  Each Feeder Fund’s investment objective and restrictions are the same as its corresponding master fund.  Each master fund is a series of American Funds Insurance Series® (“AFIS” or “Master Funds”).  This structure differs from the other Funds of the Trust, and other investment companies that invest directly in securities and are actively managed.

The Board considered that each Feeder Fund will bear its own operating expenses as well as its pro rata share of its corresponding Master Fund’s fees and expenses.  Because each Fund invests all or substantially all of its assets in a Master Fund, its shareholders will bear the fees and expenses of both the Fund and the Master Fund in which it invests. Thus, the Fund’s expenses could be higher than those of other mutual funds which invest directly in securities.  Each Master Fund may have other shareholders, each of whom, like each Fund, will pay their proportionate share of the Master Fund’s expenses. Each Master Fund may also have shareholders that are not Feeder Funds, but are separate accounts of insurance companies or qualified retirement plans.  The expenses and, correspondingly, the returns of the other shareholders of the Master Funds may differ from those of the Funds.  The Master Funds pay distributions to each Master Fund shareholder, including the Funds.  Also, a large-scale redemption by another feeder fund or any other large investor may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund and other shareholders, including the applicable Fund.

Under the master/feeder structure, each Fund may withdraw its investment in the corresponding Master Fund if the Board determines that it is in the best interest of the Fund and its shareholders to do so.  The Master Fund may fulfill a large withdrawal by a distribution in-kind of portfolio securities, as opposed to a cash distribution.  A Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity, having JNAM manage the Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of each Fund’s assets in its corresponding Master Fund is not a fundamental investment policy of any Fund and a shareholder vote is not required for any Fund to withdraw its investment from its corresponding Master Fund.

Capital Research and Management CompanySM (“CRMC”) serves as investment adviser to the Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Funds’ prospectus. The prospectus for each Master Fund is delivered together with this prospectus.

Each Feeder Fund’s master fund is listed below:

JNL Series Trust Feeder Fund	American Funds Master Fund

JNL/American Funds Blue Chip Income and Growth Fund	Blue Chip Income and Growth Fund (Class 1 shares)
JNL/American Funds Global Bond Fund	Global Bond Fund (Class 1 shares)
JNL/American Funds Global Small Capitalization Fund	Global Small Capitalization Fund (Class 1 shares)
JNL/American Funds Growth-Income Fund	Growth-Income Fund (Class 1 shares)
JNL/American Funds International Fund	International Fund (Class 1 shares)
JNL/American Funds New World Fund	New World Fund® (Class 1 shares)

Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Funds’ prospectus. The summary prospectus for each Master Fund is delivered together with this prospectus.  To obtain a copy of the statutory prospectus for each Master Fund, you may go to www.americanfunds.com/afis, call 1-800-421-9900 ext. 65413, or e-mail us at afisclass1@americanfunds.com.

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s semi-annual and annual report available upon request at 1-800-873-5654.

More About The Funds

The investment objectives of the respective Funds are not fundamental and may be changed by the Trustees without shareholder approval.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Funds to invest in investment companies to the extent permitted under the 1940 Act, including unaffiliated money market funds.  Under the relief, a Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are money market funds managed by the Trust’s investment adviser or its affiliates.  As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees. The Funds have received exemptive relief from the SEC permitting them to invest up to 25% in an affiliated money market fund.

Certain Funds state in the description of their investment strategies that they may invest in futures contracts in certain circumstances.  The Fund’s use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool.  JNAM and the Sub-Advisers have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, they are not subject to registration or regulation as pool operators under that Act.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

For Each of the JNL/Mellon Capital Management Sub-Advised Funds (excluding the JNL/S&P Funds co-Sub-Advised Funds).  The Sub-Adviser is a subsidiary of The Bank of New York Mellon Corporation, the owner of a number of asset managers and a diversified global financial institution.  Through this ownership structure and through other entities owned by the Sub-Adviser’s direct and indirect owners, the Sub-Adviser has various financial industry affiliations.  As a result of the business activities of the Sub-Adviser and its affiliates, the Sub-Adviser may be prohibited or limited from effecting transactions on behalf of the Fund due to rules in the marketplace in which the Sub-Adviser trades, foreign laws or the Sub-Adviser’s own policies and procedures.  By way of illustration only, in certain cases, the Sub-Adviser may face trading limitations or prohibitions because of aggregation issues due to its relationships with affiliated investment advisory firms, position limits imposed by regulators or foreign laws such as mandatory takeover offer requirements (which it will need to avoid).  However, if the Sub-Adviser cannot invest in a security directly, the Fund may, instead, invest in the relevant American Depositary Receipt (ADR).  In any case, the Fund may invest in securities of affiliates of the Fund and the Sub-Adviser to the extent permissible under applicable U.S. laws and regulations.

Portfolio Turnover. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

Derivatives Risk.  As an open-end investment company registered with the SEC a Fund is subject to the Federal Securities Laws including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions with respect to certain kinds of derivatives, a Fund must “set aside” (referred to sometimes as “asset segregation” or “coverage”) liquid assets, or engage in other SEC or staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to set aside liquid assets in an amount equal to a Fund’s daily marked – to market (net) obligations, if any (i.e., a Fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. The use of leverage involves certain risks. See below for leveraging risk. A Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

The Funds enter into certain kinds of derivative transactions that involve obligations to make future payments to third parties.  These transactions include, but are not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when issued or delayed delivery basis, or reverse repurchase agreements.  In this connection, the Funds may be required to “set aside” or segregate liquid assets, or engage in other measures, to cover open derivatives positions, in accordance with federal securities laws, rules thereunder, or interpretations thereof, including positions that the SEC or its staff have taken.  In such situations, the Funds set aside liquid assets on either of two bases.  Where a derivatives contract does not require cash settlement, the Funds must set aside liquid assets on the basis of the contracts full notional value.  Where a derivatives contract does require cash settlement, the Funds are permitted to set aside assets on the basis of daily marked-to-market net obligations (i. e., a Fund’s daily net liability or unrealized loss, if any), rather than the contract’s full notional value.  In the latter situation, a Fund may employ leverage to a greater extent than under the former situation.  Each Fund reserves the right to change its procedures for setting aside assets in order to comply with any change in governing law, rules, interpretations, or SEC or SEC staff positions.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit that meet certain guidelines. Cash collateral may be invested by a Fund in money market investments or short-term liquid investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent. There is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Recent Market Events.  Over the last several years, domestic and international markets have experienced acute turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. In addition, many governments throughout the world responded to the turmoil with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. These market conditions and continuing economic risks add significantly to the risk of short-term volatility in the Funds.

Regulatory Inquiries and Pending Litigation

JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/AIM Large Cap Growth Fund, and JNL/AIM Small Cap Growth Fund

Civil lawsuits, including regulatory proceedings and purported class action and shareholder derivative suits against certain AIM Funds, INVESCO Funds Group, Inc (IFG) (the former investment advisor to certain AIM Funds), Invesco Advisers, Inc. (Invesco), Invesco Aim Distributors, Inc.  (Invesco Aim Distributors) (the distributor of the AIM Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things:  (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM Funds, IFG, Invesco Advisers, Inc., Invesco Aim Distributors and/or related entities and individuals in the future.  You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, at www.invescoaim.com.

JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, and JNL/Franklin Templeton Small Cap Value Fund

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (“Advisers”) (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission (“SEC”) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds.  Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant.  Such a distribution plan has been prepared and submitted to the SEC for approval. On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement.  Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC’s findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country.  Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the “Judicial Panel”) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled “In re Mutual Funds Investment Litigation” (the “MDL”).  The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (“Distributors”) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC’s investigation concerning marketing support payments to securities dealers who sell fund shares.  In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC’s order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of federal securities and state laws relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website.  Any further updates on these matters will be disclosed on Franklin Resources, Inc.’s website at franklintempleton.com under “Statement on Current Industry Issues.”

JNL/Oppenheimer Global Growth Fund

During 2009, a number of lawsuits have been filed in federal courts against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc. (“OFDI”), and certain Oppenheimer mutual funds (“Defendant Funds”) advised by OFI and distributed by OFDI (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers and trustees and former trustees of the respective Defendant Fund. The plaintiffs are seeking class action status on behalf of those who purchased shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.

A lawsuit has been brought in state court against OFI, OFDI and another subsidiary of OFDI, on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against OFI and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust.  All of these lawsuits allege breach of contact, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorney’s fees and litigation expenses. An agreement in principal has been reached to settle the lawsuits on behalf of Oregon College Savings Plan Trust.

Other lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of OFI, against OFI and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named OFDI, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors.  None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.

OFI believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or OFDI to perform their respective duties to the Fund, and that outcome of all the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.

JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005.  Management of PIMCO currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.  On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case.  As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed.  In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS and rejected the IRS’s request for a stay pending appeal.  The IRS is expected to seek emergency relief by appealing this to the US Court of Appeals for the Third Circuit.  It is not known at this time when and whether such emergency relief has or will be sought. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

GLOSSARY OF RISKS

Accounting risk – The Fund or Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

Allocation risk – The Fund is subject to the risk of changes in market and economic conditions when determining and revising the selection and percentages of allocations among appropriate Underlying Funds.

Asia ex-Japan concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Asia ex-Japan countries and to be more volatile than the performance of more geographically diversified funds. Many Asian economies are generally characterized by over-extension of credit, frequent currency fluctuations, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports, less developed legal systems and less efficient markets.  Adverse developments in one country can affect the entire region.  Numerous elements of the auditing and reporting standards may not provide the same shareholder protection or information as those in developed countries.

China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.  Government reforms and the move to capitalism may not positively impact the economies of either country. Stable economic growth may be hampered by a number of factors, including, burdensome regulatory requirements, inflation, poor allocation of resources and the reinvestment of capital, government price controls and capital restrictions, and social instability with a corresponding affect on securities holdings and volatility.

Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged may entail greater volatility than traditional securities.  Derivative instruments’ values may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

Convertible securities risk – A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit risk on the counterparties. Such instruments are not afforded the same protections as may apply to trading futures or options on organized exchanges. Substantial losses may arise from the insolvency, bankruptcy or default of a counterparty and risk of settlement default of parties with whom it trades securities.  Settlement mechanisms in emerging markets are generally less developed and reliable than those in more developed countries thus increasing the risks.

Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit ratings may reflect the varying degrees of risk.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest

Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Cyclical opportunities risk –The Fund might seek to take tactical advantage of changes in the business cycle evidencing growth potential, short-term market movements or changes affecting particular issuers or industries.  If the anticipated changes do not occur, the value of the stock could fall.  Cyclical stocks may tend to increase in value quickly during economic upturns, but they also tend to lose value quickly in economic downturns.  These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Derivatives risk – These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund or Master Fund’s Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment.  The Fund or Master Fund’s Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund or Master Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund or Master Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.  If the Fund or Master Fund’s Adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful.

Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  There may be government policies that restrict investment by foreigners, and a higher risk of a government taking private property.  Low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

European investing risk – Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). The EMU imposes tight fiscal and monetary controls on its members or requires it for EMU membership.  Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments. In addition, there is less publicly available information and more volatile or less liquid markets. Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

Growth investing risk – Growth stocks can perform differently from the market as a whole or other types of stocks.  Growth stocks are generally priced based on future or anticipated earnings, and may be more expensive relative to their earnings or assets.  As a result of forward-looking growth and revenue expectations, growth stocks tend to be more sensitive to changes in their earnings, contributing to their volatility.

High-yield bonds, lower-rated bond, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  An unanticipated default would result in a reduction in income, a decline in the market value of the related securities and a decline in value.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in price volatility.

Income risk – Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.

Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Market fluctuations can cause the performance of an index to be significantly influenced by a handful of companies.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance may sometimes be lower than funds that actively invest in stocks that comprise the index.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  The correlation between the Fund and index performance may be affected by the Fund’s/Underlying Fund’s expenses the index doesn’t have, changes in securities markets, changes in the composition of the index, the size of the portfolio, the timing of purchases and redemptions of the Fund’s/Underlying Fund’s shares, and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Internal Revenue Code.

Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.  The Fund or Master Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Investment growth style risk – The returns from a certain investment style may trail returns from the overall stock market.  Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings.  Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.  Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or may be available only in very limited quantities. When the Fund’s size is smaller, any gains or losses from IPOs will have a greater impact on the Fund’s performance than when the Fund is larger.

Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Investment value style risk – The returns from a certain investment style may trail returns from the overall stock market.  Value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends.  A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging risk – The use of leverage may cause the Fund or Master Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Fund or Master Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund or Master Fund's portfolio securities.

License termination risk – The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

Limited management, trading cost and rebalance risk – The Fund’s/Underlying Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

Liquidity risk (JNL/American Funds Global Bond Fund) – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Master Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  The Master Fund’s principal investment strategy that involves small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the exposure to liquidity risk.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund or Master Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  Small capitalization companies and companies domiciled in emerging markets pose greater liquidity and volatility risks of price fluctuations.

Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender.  Indebtedness of companies whose creditworthiness is poor may be highly speculative involving substantially greater risks that those companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, with a substantial risk of losing the entire amount invested.  After purchase of a loan, the Fund may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower. In the event that a borrower defaults, access to the collateral securing the loan may be limited by bankruptcy and other insolvency laws.  The collateral may be inadequate or difficult to realize upon, so the Fund might not receive payments to which it is entitled.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective.

Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-related securities may exhibit additional volatility. This is known as extension risk.  Rising interest rates and falling property prices may increase the likelihood that individuals and entities may fall behind or fail to make payments on their mortgages.  This is referred to as default risk.  When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid.  In addition, a number of mortgage defaults could lead to a decline in the value of mortgage-backed and mortgage-related securities.  Mortgage-related securities are also subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns because the Fund will have to reinvest that money at the lower prevailing interest rates. This is referred to as contraction risk.

Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments or defaults on the underlying mortgages serving as collateral.  An increase or decrease in payment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price.  The prices of mortgage-backed securities, depending on their structure and the rate of payments, can be volatile.  Some mortgage-backed securities may also not be as liquid as other securities.  The value of these securities also may change because of changes in the market’s perception or the actual creditworthiness of the issuer.  In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation, interest rates, and/or tax policies.

Non-diversification risk – The Fund or Master Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund or Master Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

Pacific Rim investing risk – The Pacific Rim economies are in all stages of economic development. Many of the economies in the region can be characterized as either developing or newly industrialized.  However, the Fund will concentrate investments in developed Pacific Rim markets.  Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time.  Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.  The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. The Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim and to be more volatile than the performance of more geographically diversified funds.

Portfolio turnover – The Fund or Master Fund may actively trade securities in seeking to achieve its objective.  Doing so may increase transaction costs, which may reduce performance.  Active trading also may increase realized short-term capital gains and losses.

Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Private equity risk – In addition to the risks of direct investments, Listed Private Equity Companies are subject to various risks depending on their underlying investments, which are not limited to, additional liquidity risk, sector risk, non-U.S. security risk, currency risk, credit risk, managed portfolio risk and derivatives risk (derivatives risk is the risk that the value of the Listed Private Equity Companies’ derivative investments will fall because of pricing difficulties or lack of correlation with the underlying investment).

There are inherent risks in investing in private equity companies, whose principal business is to invest in and lend capital to privately held companies.  Generally, little public information exists for private and thinly traded companies impede the ability to make a fully informed investment decision.  Listed Private Equity Companies may have relatively concentrated investment portfolios of small number of holdings.  The aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, or the need to write down the value of an investment.

Real estate investment risk – Real estate is also affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.  Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination.  Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares.   The Fund could hold real estate directly if a company defaults on its debt securities.  Direct ownership in real estate present additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.  Investment in REITs may be affected by the management skill of the persons managing the REIT.  The Fund will bear a proportional share of the REITs’ expenses.

Risk arbitrage securities and distressed companies – Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company.  Distressed companies are companies that are, or about to be, involved in reorganizations, financial restructurings or bankruptcy. The actual transaction may not be completed on the terms or within the time frame originally contemplated, if at all, resulting in losses.  Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default.  Also, securities of distressed companies are generally more likely to become worthless.

Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.  These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers.  The bank securities typically are not insured by the federal government.  Securities that do not represent deposits have lower priority in the bank’s capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

Sector risk– Investment of a significant portion in the securities of companies involved in the financial services sector carries greater risk of adverse developments in a sector affecting performance. The financial services sector is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for services decreases and prices and dividends may decline.

Although financial services companies carry more risk than a more diversified fund the dividends typically paid by financial services companies may help to moderate this risk to some extent. The financial services sector is highly correlated and particularly sensitive to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition. Financial services companies may also be hurt when interest rates rise sharply to varying degrees.  The stocks may also be vulnerable to rapidly rising inflation. The industry is not generally perceived to be dynamic or aggressive, which could lessen fund performance.

Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.  It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Short sales risk – A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative decline, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, the losses could be greater than the actual cost of the investment. Increased liquidity risk and transaction costs are frequently involved, as is the risk that the third party to the short sale may fail to honor its contract terms.

Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks.  Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost.  For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Tax risk – The Internal Revenue Service (“IRS”) has issued a ruling that causes certain income from commodity-linked swaps, to gain exposure to the DJ-UBS Index, to not be considered qualifying income for purposes of being taxed as a regulated investment company.  Any income derived from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the Fund’s gross income. Failure to qualify as a RIC, subjects a fund to federal income tax on its net income at regular corporate rates (without regard to the dividends paid deduction for distributions to shareholders. When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.  Failure to qualify as a RIC would subject Fund shareholders to federal income tax, to the risk of diminished returns.

Temporary defensive positions and large cash positions – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  During periods in which the Fund or Master Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Underlying funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.  The ability of the Fund to achieve its investment objective will depend in part upon the Sub-Adviser’s ability to allocate investments in the Underlying Funds and their ability to achieve their investment objectives.  There can be no assurance that the investment objective of any Underlying Fund will be achieved.  The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.  The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government.

There is a risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. Government Securities may be purchased by the Funds, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and equities and on securities guaranteed by the entities is unclear.  No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.  In addition, new accounting standards and future Congressional action may affect the value of FNMA and FHLMC debt.

MANAGEMENT OF THE TRUST

Investment Adviser

Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Asset Management, LLCSM (“JNAM®” or the “Adviser”), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Prudential plc is also the parent of Curian Capital, LLC, M&G Investment Management Limited, PPM America, Inc. and Prudential Asset Management (Singapore) Limited.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

Management Fee

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly.  The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.  Each JNL/S&P Fund (except the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund), the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, and the JNL Institutional Alt 65 Fund will indirectly bear its pro rata share of fees of the Underlying Funds in addition to the fees shown for that Fund.

The following terms apply in connection with JNAM’s contractual obligation to waive fees and reimburse expenses for the Feeder Funds and JNL/Select Money Market Fund.  There can be no assurance that JNAM will continue to waive fees and reimburse expenses after December 31, 2010.  The Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its Adviser fee. Such reimbursement by the Fund shall be made monthly, but only if the operating expenses of the Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  Each Feeder Fund charges the advisory fee disclosed in the table below. Each Master Fund charges a separate advisory fee.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
JNL/American Funds Blue Chip Income and Growth Fund	$0 to $1 billion Over $1 billion	.70% .65%
JNL/American Funds Global Bond Fund	$0 to $1 billion Over $1 billion	.70% .65%
JNL/American Funds Global Small Capitalization Fund	$0 to $1 billion Over $1 billion	.75% .70%
JNL/American Funds Growth-Income Fund	$0 to $1 billion Over $1 billion	.70% .65%
JNL/American Funds International Fund	$0 to $1 billion Over $1 billion	.85% .80%
JNL/American Funds New World Fund	$0 to $1 billion Over $1 billion	1.05% 1.00%
JNL Institutional Alt 20 Fund	$0 to $500 million Over $500 million	.15% .10%
JNL Institutional Alt 35 Fund	$0 to $500 million Over $500 million	.15% .10%
JNL Institutional Alt 50 Fund	$0 to $500 million Over $500 million	.15% .10%
JNL Institutional Alt 65 Fund	$0 to $500 million Over $500 million	.15% .10%
JNL/AIM Global Real Estate Fund	$0 to $50 million Over $50 million	.75% .70%
JNL/AIM International Growth Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/AIM Large Cap Growth Fund	$0 to $150 million Over $150 million	.70% .65%
JNL/AIM Small Cap Growth Fund	$0 to $300 million Over $300 million	.85% .80%
JNL/Capital Guardian Global Balanced Fund	$0 to $500 million Over $500 million	.65% .60%
JNL/Capital Guardian Global Diversified Research Fund	$0 to $150 million $150 million to $500 million $500 million to $750 million Over $750 million	.75% .70% .65% .60%
JNL/Capital Guardian U.S. Growth Equity Fund	$0 to $150 million $150 million to $500 million $500 million to $750 million Over $750 million	.70% .65% .60% .55%
JNL/Credit Suisse Commodity Securities Fund	$0 to $300 million Over $300 million	.70% .60%
JNL/Credit Suisse Long/Short Fund	$0 to $300 million Over $300 million	.80% .75%
JNL/Eagle Core Equity Fund	$0 to $100 million $100 million to $300 million Over $300 million	.65% .60% .55%
JNL/Eagle SmallCap Equity Fund	$0 to $100 million $100 million to $500 million Over $500 million	.75% .70% .65%
JNL/Franklin Templeton Founding Strategy Fund	All Assets	0%
JNL/Franklin Templeton Global Growth Fund	$0 to $300 million $300 to $500 million Over $500 million	.75% .65% .60%
JNL/Franklin Templeton Income Fund	$0 to $100 million $100 million to $200 million $200 million to $500 million Over $500 million	.80% .75% .65% .60%
JNL/Franklin Templeton International Small Cap Growth Fund	$0 to $500 million Over $500 million	.95% .90%
JNL/Franklin Templeton Mutual Shares Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/Franklin Templeton Small Cap Value Fund	$0 to $200 million $200 million to $500 million Over $500 million	.85% .77% .75%
JNL/Goldman Sachs Core Plus Bond Fund	$0 to $500 million Over $500 million	.60% .55%
JNL/Goldman Sachs Emerging Markets Debt Fund	$0 to $200 million Over $200 million	.75% .70%
JNL/Goldman Sachs Mid Cap Value Fund	$0 to $100 million Over $100 million	.75% .70%
JNL/Ivy Asset Strategy Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/JPMorgan International Value Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million $250 million to $750 million $750 million to $1,500 million Over $1,500 million	.70% .65% .60% .55%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million $150 million to $300 million $300 million to $500 million Over $500 million	.50% .45% .40% .35%
JNL/Lazard Emerging Markets Fund	$0 to $100 million $100 million to $250 million Over $250 million	1.00% .90% .85%
JNL/Lazard Mid Cap Equity Fund	$0 to $50 million $50 million to $250 million Over $250 million	.75% .70% .65%
JNL/M&G Global Basics Fund	$0 to $500 million Over $500 million	.85% .80%
JNL/M&G Global Leaders Fund	$0 to $500 million Over $500 million	.85% .80%
JNL/Mellon Capital Management 10 x 10 Fund	All Assets	0%
JNL/Mellon Capital Management Index 5 Fund	All Assets	0%
JNL/Mellon Capital Management European 30 Fund	$0 to $50 million $50 million to $100 million Over $100 million	.37% .31% .28%
JNL/Mellon Capital Management Pacific Rim 30 Fund	$0 to $50 million $50 million to $100 million Over $100 million	.37% .31% .28%
JNL/Mellon Capital Management S&P 500 Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management Small Cap Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management International Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.30% .25% .24%
JNL/Mellon Capital Management Bond Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.30% .25% .24%
JNL/Mellon Capital Management Global Alpha Fund	$0 to $500 million Over $500 million	1.00% .90%
JNL/Oppenheimer Global Growth Fund	$0 to $300 million Over $300 million	.70% .60%
JNL/PAM Asia ex-Japan Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/PAM China-India Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/PIMCO Real Return Fund	$0 to $1 billion Over $1 billion	.50% .475%
JNL/PIMCO Total Return Bond Fund	All assets	.50%
JNL/PPM America High Yield Bond Fund	$0 to $150 million $150 million to $500 million Over $500 million	.50% .45% .425%
JNL/PPM America Mid Cap Value Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/PPM America Small Cap Value Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/PPM America Value Equity Fund	$0 to $300 million Over $300 million	.55% .50%
JNL/Red Rocks Listed Private Equity Fund	$0 to $200 million Over $200 million	.85% .80%
JNL/Select Balanced Fund	$0 to $50 million $50 million to $150 million $150 million to $300 million $300 million to $500 million Over $500 million	.55% .50% .475% .45% .425%
JNL/Select Money Market Fund	$0 to $500 million Over $500 million	.28% .25%
JNL/Select Value Fund	$0 to $300 million $300 million to $500 million Over $500 million	.55% .50% .45%
JNL/T. Rowe Price Established Growth Fund	$0 to $150 million $150 million to $500 million Over $500 million	.65% .60% .55%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $150 million Over $150 million	.75% .70%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million Over $250 million	.45% .40%
JNL/T. Rowe Price Value Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/S&P Competitive Advantage Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/S&P Dividend Income & Growth Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/S&P Intrinsic Value Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/S&P Total Yield Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/S&P 4 Fund	All Assets	0%
JNL/S&P Managed Conservative Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Moderate Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Moderate Growth Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Growth Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Aggressive Growth Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Disciplined Moderate Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Disciplined Moderate Growth Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Disciplined Growth Fund	$0 to $500 million Over $500 million	.13% .08%

Sub-Advisory Arrangements

The Adviser selects, contracts with and compensates Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the Sub-Adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust.  The Sub-Adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus.  Each Sub-Adviser (except SPIAS as Sub-Adviser to the following Funds: JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund), implements such programs by purchases and sales of securities.  Because the investments of the Funds listed above for which SPIAS is Sub-Adviser consist exclusively of shares of other Funds of the Trust, SPIAS relays its program recommendations to the Adviser for implementation.  Each Sub-Adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs. For the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund and the JNL/S&P Total Yield Fund, Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions in the Funds, as required, to closely replicate the allocations developed by SPIAS.

As compensation for its services, each Sub-Adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund.  The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the Sub-Advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated Sub-Advisers with the approval of the Board of Trustees, but without the approval of shareholders.  The order allows the Adviser to materially amend a sub-advisory agreement with unaffiliated sub-advisers with the approval of the Board of Trustees, but without shareholder approval.  Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change.  The order allows the Funds to operate more efficiently and with greater flexibility.  The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to the following services:

•	Performing initial due diligence on prospective Sub-Advisers for the Funds;
•	Monitoring the performance of Sub-Advisers;
•	Communicating performance expectations to the Sub-Advisers; and
•	Ultimately recommending to the Board of Trustees whether a Sub-Adviser’s contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers.  Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.  At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.

ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM (“Administrator”) an Administrative Fee as annual percentage of the average daily net assets of the Fund as set forth below.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses and other expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as “Other Expenses” in the fee tables).

Funds	Assets	Administrative Fee
JNL/American Funds Blue Chip Income and Growth Fund	All Assets	.15%
JNL/American Funds Global Bond Fund	All Assets	.15%
JNL/American Funds Global Small Capitalization Fund	All Assets	.15%
JNL/American Funds Growth-Income Fund	All Assets	.15%
JNL/American Funds International Fund	All Assets	.15%
JNL/American Funds New World Fund	All Assets	.15%
JNL Institutional Alt 20 Fund	All Assets	.05%
JNL Institutional Alt 35 Fund	All Assets	.05%
JNL Institutional Alt 50 Fund	All Assets	.05%
JNL Institutional Alt 65 Fund	All Assets	.05%
JNL/AIM Global Real Estate Fund	All Assets	.15%
JNL/AIM International Growth Fund	All Assets	.15%
JNL/AIM Large Cap Growth Fund	All Assets	.10%
JNL/AIM Small Cap Growth Fund	All Assets	.10%
JNL/Capital Guardian Global Balanced Fund	All Assets	.15%
JNL/Capital Guardian Global Diversified Research Fund	All Assets	.15%
JNL/Capital Guardian U.S. Growth Equity Fund	All Assets	.10%
JNL/Credit Suisse Commodity Securities Fund	All Assets	.15%
JNL/Credit Suisse Long/Short Fund	All Assets	.15%
JNL/Eagle Core Equity Fund	All Assets	.10%
JNL/Eagle SmallCap Equity Fund	All Assets	.10%
JNL/Franklin Templeton Founding Strategy Fund	All Assets	.05%
JNL/Franklin Templeton Global Growth Fund	All Assets	.15%
JNL/Franklin Templeton Income Fund	All Assets	.10%
JNL/Franklin Templeton International Small Cap Growth Fund	All Assets	.15%
JNL/Franklin Templeton Mutual Shares Fund	All Assets	.10%
JNL/Franklin Templeton Small Cap Value Fund	All Assets	.10%
JNL/Goldman Sachs Core Plus Bond Fund	All Assets	.10%
JNL/Goldman Sachs Emerging Markets Debt Fund	All Assets	.15%
JNL/Goldman Sachs Mid Cap Value Fund	All Assets	.10%
JNL/Ivy Asset Strategy Fund	All Assets	.15%
JNL/JPMorgan International Value Fund	All Assets	.15%
JNL/JPMorgan MidCap Growth Fund	All Assets	.10%
JNL/JPMorgan U.S. Government & Quality Bond Fund	All Assets	.10%
JNL/Lazard Emerging Markets Fund	All Assets	.15%
JNL/Lazard Mid Cap Equity Fund	All Assets	.10%
JNL/M&G Global Basics Fund	All Assets	.15%
JNL/M&G Global Leaders Fund	All Assets	.15%
JNL/Mellon Capital Management 10 x 10 Fund	All Assets	.05%
JNL/Mellon Capital Management Index 5 Fund	All Assets	.05%
JNL/Mellon Capital Management European 30 Fund	All Assets	.20%
JNL/Mellon Capital Management Pacific Rim 30 Fund	All Assets	.20%
JNL/Mellon Capital Management S&P 500 Index Fund	All Assets	.10%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	All Assets	.10%
JNL/Mellon Capital Management Small Cap Index Fund	All Assets	.10%
JNL/Mellon Capital Management International Index Fund	All Assets	.15%
JNL/Mellon Capital Management Bond Index Fund	All Assets	.10%
JNL/Mellon Capital Management Global Alpha Fund	All Assets	.15%
JNL/Oppenheimer Global Growth Fund	All Assets	.15%
JNL/PAM Asia ex-Japan Fund	All Assets	.15%
JNL/PAM China-India Fund	All Assets	.20%
JNL/PIMCO Real Return Fund	All Assets	.10%
JNL/PIMCO Total Return Bond Fund	All Assets	.10%
JNL/PPM America High Yield Bond Fund	All Assets	.10%
JNL/PPM America Mid Cap Value Fund	All Assets	.10%
JNL/PPM America Small Cap Value Fund	All Assets	.10%
JNL/PPM America Value Equity Fund	All Assets	.10%
JNL/Red Rocks Listed Private Equity Fund	All Assets	.15%
JNL/Select Balanced Fund	All Assets	.10%
JNL/Select Money Market Fund	All Assets	.10%
JNL/Select Value Fund	All Assets	.10%
JNL/T. Rowe Price Established Growth Fund	All Assets	.10%
JNL/T. Rowe Price Mid-Cap Growth Fund	All Assets	.10%
JNL/T. Rowe Price Short-Term Bond Fund	All Assets	.10%
JNL/T. Rowe Price Value Fund	All Assets	.10%
JNL/S&P Competitive Advantage Fund	All Assets	.10%
JNL/S&P Dividend Income & Growth Fund	All Assets	.10%
JNL/S&P Intrinsic Value Fund	All Assets	.10%
JNL/S&P Total Yield Fund	All Assets	.10%
JNL/S&P 4 Fund	All Assets	.05%
JNL/S&P Managed Growth Fund	All Assets	.05%
JNL/S&P Managed Conservative Fund	All Assets	.05%
JNL/S&P Managed Moderate Growth Fund	All Assets	.05%
JNL/S&P Managed Moderate Fund	All Assets	.05%
JNL/S&P Managed Aggressive Growth Fund	All Assets	.05%
JNL/S&P Disciplined Moderate Fund	All Assets	.05%
JNL/S&P Disciplined Moderate Growth Fund	All Assets	.05%
JNL/S&P Disciplined Growth Fund	All Assets	.05%

CLASSES OF SHARES

Effective December 15, 2003, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, each Fund has two classes of shares (Class A and Class B), except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Disciplined Growth Fund, JNL/S&P 4 Fund, the JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and the JNL/Franklin Templeton Founding Strategy Fund have one class of shares.  The outstanding shares of all Funds (except JNL/S&P Funds) as of that date have been redesignated Class A shares.

This Prospectus offers two classes of shares.  Under the multi-class structure, the Class A shares and Class B shares of each Fund represent interests in the same portfolio of securities, and will be substantially the same except for “class expenses.”  The expenses of each Fund will be borne by each Class of shares based on the net assets of the Fund attributable to each Class, except that class expenses will be allocated to each Class.  “Class expenses” will include any distribution or administrative or service expense allocable to the appropriate Class, pursuant to the Brokerage Enhancement Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

DISTRIBUTION PLAN

All Funds of the Trust except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Disciplined Growth Fund, JNL/S&P 4 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and JNL/Franklin Templeton Founding Strategy Fund, have adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Distribution Plan (“Plan”).

The Board of Trustees, including all of the Independent Trustees, approves, at least annually, the continuation of the Distribution Plan (“Plan”) in connection with the Board’s adoption of a multi-class plan authorizing Class A and Class B interests.  Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests.  Jackson National Life Distributors LLC (“JNLD”), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

THE DISTRIBUTOR

The Distributor also has the following relationships with the Sub-Advisers and their affiliates.  The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  In addition, the Distributor acts as distributor of variable insurance contracts and variable life insurance policies (the “Contracts”) issued by Jackson and its subsidiary Jackson National Life Insurance Company of New York (“Jackson NY”).  Raymond James Financial Services, a brokerage affiliate of the Sub-Adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities.  The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the Contracts.

INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts (“Accounts”) of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable contracts (“Contracts”), to qualified and unqualified retirement plans and other regulated investment companies.  The Accounts purchases the shares of the sub-accounts that investing the Funds at their net asset value. There is no sales charge.

Shares of the Funds are not available to the general public directly.  Some of the Funds are managed by Sub-Advisers who manage publicly available mutual funds having similar names and investment objectives.  While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund.  Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The net asset value per share of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open.  The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the “fair value” of a security for which a current market price is not available.  Under these procedures, in general the “fair value” of a security shall be the amount, determined by the Administrator in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board of Trustees has established a pricing committee to review fair value determinations.  The pricing committee will also review restricted and illiquid security values, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g. disorderly market transactions) and determine/review fair values pursuant to the “Pricing Policies and Procedures” adopted by the Board of Trustees of the Trust.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s net asset value may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s net asset value (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Trustees, to determine the “fair value” of such securities for purposes of calculating a Fund’s net asset value.  The Administrator will “fair value” such securities if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund’s net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust’s pricing procedures to be a “significant event.”  A “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities.  Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s net asset value.  When fair-value pricing is employed, the securities prices used to calculate a Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“MARKET TIMING” POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves, by a qualified retirement plan for Jackson and its affiliates, and other regulated investment companies.

The interests of the Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Funds are not intended as vehicles for market timing.  The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. This does not apply to a money market Fund.

See the Separate Account Prospectus for the contract that describes Jackson’s anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board of Trustees has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred.  In addition, the JNL/S&P Funds’ net asset values are calculated based on the net asset values of the Underlying Funds and the “fair value” pricing policy will apply to the Underlying Funds as described above. The Funds’ “fair value” pricing policy is described under “Investment in Trust Shares” above.

The practices and policies described above are intended to deter and curtail market timing in the Fund.  However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing.  If they are ineffective, the adverse consequences described above could occur.

DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund’s policies and procedures relating to disclosure of portfolio securities is available in the Fund’s Statement of Additional Information and at www.jackson.com.

SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions are processed on any day on which the Trust and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust’s transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

•	When the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

TAX STATUS

Each Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).  Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Fund is treated as a separate corporation for purposes of the Code.  Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are separate accounts of variable insurance contracts, qualified and unqualified retirement plans, there are no tax consequences to those shareholders of buying, holding, exchanging and selling shares of the Funds.  Distributions from the Funds are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Account Prospectus for more detailed information on tax issues related to the Contracts.

Separate Accounts funding insurance contracts must meet certain diversification requirements, as must the underlying funds in which they invest in order for the variable insurance contract owners to receive favorable tax treatment.  If a Series, a Master Fund or a Separate Account were to fail to meet the diversification requirements, income allocable to the contracts would be taxable currently to the contract owners and income from prior periods relating to such contracts could also be taxable.

FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Fund.  The information does not reflect any charges imposed under a variable insurance contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset			Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total		End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL Alt Institutional Alt 20 Fund (h)

Class A
04/06(a)-12/31/2009	$ 10.00	$ 0.45	$ 2.28	$ 2.73	$ -	$ -	$ 12.73	27.30%		$ 199,516	3%	0.20%	4.93%

JNL Alt Institutional Alt 35 Fund (h)

Class A
04/06(a)-12/31/2009	10.00	0.44	2.80	3.24	-	-	13.24	32.40		308,516	6	0.20	4.72

JNL Alt Institutional Alt 50 Fund (h)

Class A
04/06(a)-12/31/2009	10.00	0.49	3.08	3.57	-	-	13.57	35.70		361,516	13	0.20	5.06

JNL Alt Institutional Alt 65 Fund (h)

Class A
04/06(a)-12/31/2009	10.00	0.47	3.50	3.97	-	-	13.97	39.70		229,813	24	0.20	4.80

JNL/AIM International Growth Fund

Class A
12/31/2009	6.88	0.12	2.42	2.54	(0.15)	-	9.27	36.99	(t)	431,595	27	1.04	1.55
12/31/2008	15.74	0.27	(6.68)	(6.41)	(0.06)	(2.39)	6.88	(40.94)		249,897	53	1.03	2.10
12/31/2007	14.55	0.30	1.10	1.40	(0.21)	-	15.74	9.70		475,302	105	1.03	1.90
12/31/2006	12.03	0.18	2.55	2.73	(0.21)	-	14.55	22.67		259,811	12	1.06	1.35
12/31/2005	11.04	0.14	1.04	1.18	(0.19)	-	12.03	10.69		201,554	71	1.08	1.25

JNL/AIM Large Cap Growth Fund

Class A
12/31/2009	8.67	0.04	2.07	2.11	(0.03)	-	10.75	24.29		624,156	57	0.97	0.45
12/31/2008	14.93	0.04	(5.69)	(5.65)	(0.02)	(0.59)	8.67	(37.66)		350,826	56	0.97	0.29
12/31/2007	13.49	0.02	2.09	2.11	(0.01)	(0.66)	14.93	15.75		525,103	71	0.99	0.17
12/31/2006	12.51	0.02	0.96	0.98	0.00 (f)	-	13.49	7.86		396,703	90	1.00	0.12
12/31/2005	11.67	0.00	0.84	0.84	-	-	12.51	7.23		361,417	101	1.01	0.03

JNL/AIM Global Real Estate Fund

Class A
12/31/2009	5.79	0.18	1.70	1.88	(0.14)	-	7.53	32.53		342,951	65	1.07	2.78
12/31/2008	12.44	0.31	(4.96)	(4.65)	(0.23)	(1.77)	5.79	(35.71)		145,218	117	1.03	2.78
12/31/2007	15.80	0.20	(2.58)	(2.38)	(0.17)	(0.81)	12.44	(15.01)		184,451	76	1.02	1.29
12/31/2006	11.70	0.42	3.84	4.26	(0.05)	(0.11)	15.80	36.38		254,557	37	1.02	2.98
05/02(a)-12/31/2005	10.00	0.21	1.49	1.70	-	-	11.70	17.00		79,209	36	1.05	3.37

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset			Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total		End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/AIM Small Cap Growth Fund

Class A
12/31/2009	$ 7.50	$ (0.02)	$ 2.63	$ 2.61	$ -	$ -	$ 10.11	34.80%		$ 92,793	33%	1.16%	(0.17)%
12/31/2008	14.82	(0.04)	(5.95)	(5.99)	-	(1.33)	7.50	(39.73)		40,314	42	1.16	(0.32)
12/31/2007	14.27	(0.10)	1.71	1.61	-	(1.06)	14.82	11.37		73,951	37	1.15	(0.64)
12/31/2006	13.52	(0.11)	2.07	1.96	-	(1.21)	14.27	14.49		53,265	54	1.16	(0.79)
12/31/2005	12.47	(0.08)	1.13	1.05	-	-	13.52	8.42		49,776	65	1.16	(0.67)

JNL/Capital Guardian Global Balanced Fund

Class A
12/31/2009	7.35	0.15	1.50	1.65	(0.18)	-	8.82	22.48		279,806	78	1.01	1.88
12/31/2008	11.95	0.25	(3.67)	(3.42)	(0.12)	(1.06)	7.35	(28.29)		183,572	70	1.01	2.37
12/31/2007	11.92	0.20	0.72	0.92	(0.14)	(0.75)	11.95	7.96		197,825	155	0.98	1.60
12/31/2006	11.03	0.18	1.01	1.19	(0.10)	(0.20)	11.92	10.79		162,743	62	1.02	1.55
12/31/2005	10.02	0.12	0.89	1.01	-	-	11.03	10.09		127,908	83	1.01	1.22

JNL/Capital Guardian Global Diversified Research Fund

Class A
12/31/2009	15.33	0.17	5.70	5.87	(0.28)	-	20.92	38.32	(u)	332,577	85	1.09	0.97
12/31/2008	26.67	0.44	(11.78)	(11.34)	-	-	15.33	(42.52)		163,107	96	1.09	2.04
12/31/2007	22.23	(0.03)	4.62	4.59	(0.15)	-	26.67	20.65		232,460	195	1.10	(0.11)
12/31/2006	19.68	0.07	2.55	2.62	(0.07)	-	22.23	13.31		160,207	116	1.10	0.35
12/31/2005	19.41	0.08	0.29	0.37	(0.10)	-	19.68	1.91		188,593	264	1.10	0.30

JNL/Capital Guardian International Small Cap Fund

Class A
12/31/2009	4.53	0.04	2.36	2.40	(0.08)	-	6.85	52.93		144,004	46	1.31	0.65
12/31/2008	9.87	0.14	(5.47)	(5.33)	(0.01)	-	4.53	(54.00)		44,755	53	1.31	1.88
12/03(a) - 12/31/2007	10.00	0.00	(0.13)	(0.13)	-	-	9.87	(1.30)		73,063	2	1.30	0.22

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data			Ratio of		Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to		Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net		to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)		Net Assets (c)
JNL/Capital Guardian U.S. Growth Equity Fund

Class A
12/31/2009	$ 13.99	$ 0.09	$ 4.79	$ 4.88	$ (0.02)		$ -	$ 18.85	34.91%	$ 554,978	55%	0.98%		0.57%
12/31/2008	23.68	0.06	(9.75)	(9.69)	0.00	(f)	-	13.99	(40.92)	195,824	47	0.99		0.29
12/31/2007	21.58	0.00	2.10	2.10	-		-	23.68	9.73	226,712	190	1.00		(0.01)
12/31/2006	20.63	(0.01)	0.96	0.95	-		-	21.58	4.60	186,424	89	0.99		(0.07)
12/31/2005	19.71	(0.05)	0.97	0.92	-		-	20.63	4.67	216,007	77	0.99		(0.18)

JNL/Credit Suisse Commodity Securities Fund

Class A
12/31/2009	6.31	0.07	3.09	3.16	(0.06)		-	9.41	50.17	641,108	108	1.03		0.88
12/31/2008	13.90	0.20	(7.35)	(7.15)	(0.01)		(0.43)	6.31	(51.30)	214,651	71	1.04		1.67
01/16(a) - 12/31/2007	10.00	0.07	3.83	3.90	-		-	13.90	39.00	388,379	51	1.05		0.57

JNL/Credit Suisse Long/Short Fund

Class A
12/31/2009	6.11	0.06	1.46	1.52	(0.05)		-	7.58	24.86	90,306	909	1.54	(g)	0.98
12/31/2008	10.85	0.09	(4.22)	(4.13)	-		(0.61)	6.11	(37.68)	41,879	455	1.59	(g)	0.98
01/16(a) - 12/31/2007	10.00	(0.02)	0.87	0.85	-		-	10.85	8.50	68,632	240	2.26	(g)	(0.19)

JNL/Eagle Core Equity Fund

Class A
12/31/2009	4.96	0.05	1.63	1.68	(0.07)		-	6.57	33.83	84,192	36	0.96		0.84
12/31/2008	14.53	0.16	(5.92)	(5.76)	(0.34)		(3.47)	4.96	(39.04)	42,644	57	0.96		1.35
12/31/2007	17.22	0.20	(0.12)	0.08	(0.35)		(2.42)	14.53	0.59	81,088	43	0.94		1.13
12/31/2006	15.33	0.15	1.74	1.89	0.00	(f)	-	17.22	12.35	177,972	109	0.96		0.92
12/31/2005	14.96	0.14	0.36	0.50	(0.13)		-	15.33	3.37	244,280	106	0.96		0.77

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from									Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized			Supplemental Data				Ratio of		Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on		Net Asset		Net Assets,			Expenses to		Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment		Value, End	Total	End of Period	Portfolio		Average Net		to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions		of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)		Net Assets (c)
JNL/Eagle SmallCap Equity Fund

Class A
12/31/2009	$ 11.91	$ 0.04	$ 4.19	$ 4.23	$ -		$ -		$ 16.14	35.52%	$ 279,448	67%		1.03%		0.34%
12/31/2008	20.73	(0.04)	(7.93)	(7.97)	-		(0.85)		11.91	(38.34)	164,108	69		1.03		(0.25)
12/31/2007	22.19	(0.11)	2.65	2.54	-		(4.00)		20.73	12.14	231,713	81		1.03		(0.45)
12/31/2006	20.13	(0.15)	4.17	4.02	-		(1.96)		22.19	20.03	199,096	68		1.05		(0.67)
12/31/2005	19.97	(0.15)	0.66	0.51	-		(0.35)		20.13	2.52	159,471	57		1.06		(0.72)

JNL/Franklin Templeton Founding Strategy Fund (h)

Class A
12/31/2009	6.32	0.29	1.61	1.90	0.00	(f)	-		8.22	30.13	838,759	5		0.06		4.15
12/31/2008	10.09	0.00	(3.66)	(3.66)	(0.11)		0.00	(f)	6.32	(36.13)	580,801	14		0.06		(0.02)
01/16(a) - 12/31/2007	10.00	0.24	(0.15)	0.09	-		-		10.09	0.90	800,395	9		0.05		2.42

JNL/Franklin Templeton Global Growth Fund

Class A
12/31/2009	5.92	0.10	1.74	1.84	(0.12)		-		7.64	31.06	375,505	5		1.10		1.58
12/31/2008	9.99	0.17	(4.24)	(4.07)	0.00	(f)	0.00	(f)	5.92	(40.72)	236,023	11		1.11		2.18
01/16(a) - 12/31/2007	10.00	0.11	(0.05)	0.06	(0.06)		(0.01)		9.99	0.63	318,542	3		1.10		1.15

JNL/Franklin Templeton Income Fund

Class A
12/31/2009	7.39	0.55	1.88	2.43	(0.53)		-		9.29	32.92	728,236	39		1.00		6.51
12/31/2008	10.53	0.66	(3.79)	(3.13)	(0.01)		-		7.39	(29.74)	432,233	56		1.00		7.05
12/31/2007	10.70	0.60	(0.40)	0.20	(0.35)		(0.02)		10.53	1.85	549,659	21	(i)	1.02		5.45
05/01(a)-12/31/2006	10.00	0.34	0.64	0.98	(0.26)		(0.02)		10.70	9.78	64,653	43		1.10		4.85

JNL/Franklin Templeton Mutual Shares Fund

Class A
12/31/2009	6.20	0.10	1.55	1.65	(0.24)		-		7.61	26.74	423,572	61		1.11	(j)	1.48
12/31/2008	10.02	0.14	(3.94)	(3.80)	-		(0.02)		6.20	(37.90)	255,941	49		1.08	(j)	1.67
01/16(a) - 12/31/2007	10.00	0.16	(0.14)	0.02	-		-		10.02	0.20	344,535	33		1.07	(j)	1.60

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Franklin Templeton Small Cap Value Fund

Class A
12/31/2009	$ 6.56	$ 0.07	$ 2.15	$ 2.22	$ (0.06)	$ -	$ 8.72	33.80%	$ 167,589	2%		1.16%	0.89%
12/31/2008	11.38	0.11	(3.97)	(3.86)	(0.10)	(0.86)	6.56	(33.23)	86,399	14		1.16	1.10
12/31/2007	12.86	0.11	(0.90)	(0.79)	(0.09)	(0.60)	11.38	(6.14)	100,289	26		1.16	0.80
12/31/2006	11.03	0.08	1.88	1.96	(0.02)	(0.11)	12.86	17.71	130,608	6		1.16	0.67
05/02(a)-12/31/2005	10.00	0.02	1.01	1.03	-	-	11.03	10.30	72,399	5		1.14	0.39

JNL/Goldman Sachs Core Plus Bond Fund

Class A
12/31/2009	10.71	0.45	1.07	1.52	(0.50)	(0.05)	11.68	14.16	782,744	430	(k)	0.90	3.90
12/31/2008	12.01	0.55	(1.18)	(0.63)	(0.48)	(0.19)	10.71	(5.17)	564,785	462		0.90	4.76
12/31/2007	11.60	0.57	0.23	0.80	(0.39)	-	12.01	6.91	614,033	186	(k)	0.91	4.79
12/31/2006	11.08	0.54	(0.01)	0.53	(0.01)	-	11.60	4.77	460,890	113	(k)	0.92	4.81
12/31/2005	11.47	0.44	(0.14)	0.30	(0.48)	(0.21)	11.08	2.62	338,943	97	(k)	0.93	4.44

JNL/Goldman Sachs Emerging Markets Debt Fund

Class A
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	-	11.89	23.06	193,046	94		1.11	3.89
10/06(a)-12/31/2008	10.00	0.09	(0.42)	(0.33)	-	-	9.67	(3.30)	28,973	44		1.11	3.92

JNL/Goldman Sachs Mid Cap Value Fund

Class A
12/31/2009	6.51	0.09	2.04	2.13	(0.08)	-	8.56	32.65	275,024	113		1.03	1.29
12/31/2008	12.82	0.09	(4.82)	(4.73)	(0.11)	(1.47)	6.51	(36.09)	134,460	98		1.04	0.83
12/31/2007	12.96	0.14	0.22	0.36	(0.08)	(0.42)	12.82	2.80	169,388	117		1.03	1.01
12/31/2006	11.39	0.11	1.68	1.79	(0.04)	(0.18)	12.96	15.73	144,432	47		1.05	0.90
05/02(a)-12/31/2005	10.00	0.06	1.33	1.39	-	-	11.39	13.90	85,789	34		1.06	1.02

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Ivy Asset Strategy Fund

Class A
9/28 (a) - 12/31/2009	$ 10.00	$ 0.01	$ 0.40	$ 0.41	$ -	$ -	$ 10.41	4.10%	$ 196,774	16%		1.25%	0.52%

JNL/JPMorgan International Value Fund

Class A
12/31/2009	5.72	0.14	1.58	1.72	(0.27)	-	7.17	30.17	549,144	92		1.03	2.24
12/31/2008	14.35	0.38	(6.85)	(6.47)	(0.25)	(1.91)	5.72	(44.49)	346,379	90		1.01	3.40
12/31/2007	14.02	0.27	1.36	1.63	(0.17)	(1.13)	14.35	11.97	727,077	98		1.01	1.81
12/31/2006	10.94	0.26	3.23	3.49	(0.08)	(0.33)	14.02	31.98	485,663	83		1.04	2.09
12/31/2005	9.29	0.13	1.59	1.72	(0.01)	(0.06)	10.94	18.57	234,118	72		1.08	1.63

JNL/JPMorgan MidCap Growth Fund

Class A
12/31/2009	11.15	(0.03)	4.82	4.79	-	-	15.94	42.96	163,690	82		1.01	(0.25)
12/31/2008	20.07	(0.05)	(8.87)	(8.92)	-	-	11.15	(44.44)	91,958	105		1.02	(0.30)
12/31/2007	18.59	(0.03)	1.51	1.48	-	-	20.07	7.96	184,228	184		1.01	(0.16)
12/31/2006	16.59	(0.01)	2.01	2.00	-	-	18.59	12.06	221,504	151		1.01	(0.07)
12/31/2005	15.67	(0.02)	0.99	0.97	(0.05)	-	16.59	6.16	217,173	149		1.01	(0.11)

JNL/JPMorgan U.S. Government & Quality Bond Fund

Class A
12/31/2009	12.25	0.47	(0.01)	0.46	(0.32)	-	12.39	3.69	693,017	12		0.73	3.78
12/31/2008	11.74	0.49	0.27	0.76	(0.25)	-	12.25	6.53	680,849	14		0.76	4.06
12/31/2007	11.43	0.53	0.20	0.73	(0.42)	-	11.74	6.38	265,662	57	(m)	0.78	4.51
12/31/2006	11.07	0.46	(0.10)	0.36	-	-	11.43	3.25	235,088	114	(m)	0.79	4.16
12/31/2005	11.31	0.41	(0.14)	0.27	(0.41)	(0.10)	11.07	2.35	214,590	39	(m)	0.79	3.76

JNL/Lazard Emerging Markets Fund

Class A
12/31/2009	5.88	0.16	4.06	4.22	(0.14)	-	9.96	71.74	735,862	49		1.27	1.98
12/31/2008	14.47	0.38	(7.64)	(7.26)	(0.08)	(1.25)	5.88	(50.05)	211,608	64		1.28	3.21
12/31/2007	10.99	0.18	3.32	3.50	(0.02)	-	14.47	31.81	411,866	53		1.29	1.37
05/01(a)-12/31/2006	10.00	0.10	0.89	0.99	-	-	10.99	9.90	88,626	28		1.35	1.52

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Lazard Mid Cap Equity Fund

Class A
12/31/2009	$ 6.82	$ 0.07	$ 2.63	$ 2.70	$ (0.06)	$ -	$ 9.46	39.65%	$ 164,730	79%	1.03%	0.86%
12/31/2008	11.47	0.15	(4.62)	(4.47)	(0.13)	(0.05)	6.82	(38.96)	125,184	81	1.02	1.50
12/31/2007	14.08	0.11	(0.50)	(0.39)	(0.08)	(2.14)	11.47	(2.61)	243,429	84	1.02	0.71
12/31/2006	13.54	0.07	1.89	1.96	(0.07)	(1.35)	14.08	14.56	217,646	70	1.03	0.50
12/31/2005	14.66	0.07	1.24	1.31	(0.06)	(2.37)	13.54	8.81	228,735	85	1.03	0.49

JNL/M&G Global Basics Fund

Class A
12/31/2009	8.42	0.05	3.89	3.94	(0.03)	(0.06)	12.27	46.88	29,708	43	1.21	0.47
10/06(a)-12/31/2008	10.00	-	(1.58)	(1.58)	-	-	8.42	(15.80)	4,703	10	1.24	(0.03)

JNL/M&G Global Leaders Fund

Class A
12/31/2009	8.35	0.09	3.03	3.12	(0.06)	-	11.41	37.43	17,302	39	1.21	0.87
10/06(a)-12/31/2008	10.00	0.02	(1.66)	(1.64)	(0.01)	-	8.35	(16.43)	4,501	34	1.23	0.82

JNL/Mellon Capital Management 10 X 10 Fund (h)

Class A
12/31/2009	6.19	0.21	1.31	1.52	(0.26)	(0.26)	7.19	24.59	194,494	11	0.06	3.20
12/31/2008	9.92	0.25	(3.85)	(3.60)	(0.07)	(0.06)	6.19	(36.25)	100,370	20	0.06	3.11
04/30(a) - 12/31/2007	10.00	0.21	(0.29)	(0.08)	-	-	9.92	(0.80)	57,683	60	0.06	3.14

JNL/Mellon Capital Management Index 5 Fund (h)

Class A
12/31/2009	6.83	0.18	1.53	1.71	(0.07)	(0.08)	8.39	25.16	204,951	8	0.06	2.43
12/31/2008	10.00	0.30	(3.30)	(3.00)	(0.07)	(0.10)	6.83	(29.87)	60,409	23	0.06	3.49
04/30(a) - 12/31/2007	10.00	0.36	(0.36)	-	-	-	10.00	0.00	29,922	32	0.06	5.34

JNL/Mellon Capital Management European 30 Fund

Class A
12/31/2009	8.59	0.29	3.23	3.52	(0.25)	(0.56)	11.30	41.03	13,238	65	0.78	2.76
10/06(a)-12/31/2008	10.00	0.04	(1.41)	(1.37)	(0.04)	-	8.59	(13.74)	2,055	-	0.84	2.26

JNL/Mellon Capital Management Pacific Rim 30 Fund

Class A
12/31/2009	9.60	0.21	2.11	2.32	(0.15)	(0.51)	11.26	24.15	16,625	47	0.78	1.95
10/06(a)-12/31/2008	10.00	0.02	(0.42)	(0.40)	-	-	9.60	(4.00)	3,299	-	0.82	0.78

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management S&P 500 Index Fund

Class A
12/31/2009	$ 7.54	$ 0.14	$ 1.82	$ 1.96	$ (0.12)	$ -	$ 9.38	25.97%	$ 900,282	4%	0.60%	1.76%
12/31/2008	12.36	0.19	(4.84)	(4.65)	(0.17)	-	7.54	(37.64)	457,126	7	0.60	1.80
12/31/2007	12.06	0.18	0.40	0.58	(0.16)	(0.12)	12.36	4.90	656,286	3	0.59	1.45
12/31/2006	10.68	0.16	1.45	1.61	(0.15)	(0.08)	12.06	15.08	559,179	1	0.60	1.42
12/31/2005	10.66	0.13	0.34	0.47	(0.12)	(0.33)	10.68	4.37	427,375	14	0.61	1.30

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Class A
12/31/2009	8.17	0.13	2.98	3.11	(0.11)	-	11.17	38.03	469,779	14	0.61	1.35
12/31/2008	14.78	0.17	(5.75)	(5.58)	(0.13)	(0.90)	8.17	(37.58)	284,426	30	0.61	1.35
12/31/2007	14.96	0.17	0.93	1.10	(0.05)	(1.23)	14.78	7.45	464,641	25	0.60	1.06
12/31/2006	14.21	0.14	1.24	1.38	(0.13)	(0.50)	14.96	9.69	381,163	10	0.61	0.97
12/31/2005	13.28	0.09	1.51	1.60	(0.10)	(0.57)	14.21	11.98	288,486	15	0.61	0.82

JNL/Mellon Capital Management Small Cap Index Fund

Class A
12/31/2009	7.97	0.09	2.10	2.19	(0.07)	(0.05)	10.04	27.54	470,449	17	0.61	1.08
12/31/2008	13.53	0.11	(4.87)	(4.76)	(0.15)	(0.65)	7.97	(35.01)	241,444	29	0.61	0.96
12/31/2007	14.79	0.18	(0.51)	(0.33)	(0.04)	(0.89)	13.53	(2.11)	361,126	21	0.60	1.21
12/31/2006	13.44	0.15	2.19	2.34	(0.12)	(0.87)	14.79	17.49	339,124	17	0.60	1.02
12/31/2005	13.43	0.08	0.49	0.57	(0.09)	(0.47)	13.44	4.22	237,460	16	0.60	0.84

JNL/Mellon Capital Management International Index Fund

Class A
12/31/2009	9.41	0.25	2.50	2.75	(0.26)	0.00 (f)	11.90	29.28	721,755	2	0.69	2.43
12/31/2008	17.55	0.47	(8.00)	(7.53)	(0.30)	(0.31)	9.41	(42.92)	369,368	15	0.65	3.31
12/31/2007	16.54	0.40	1.29	1.69	(0.45)	(0.23)	17.55	10.39	645,505	5	0.65	2.23
12/31/2006	13.59	0.32	3.15	3.47	(0.37)	(0.15)	16.54	25.58	497,487	2	0.66	2.11
12/31/2005	13.67	0.29	1.53	1.82	(0.27)	(1.63)	13.59	13.31	294,677	43	0.66	2.08

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net		Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment		& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Mellon Capital Management Bond Index Fund

Class A
12/31/2009	$ 11.07	$ 0.42		$ 0.21	$ 0.63	$ (0.30)	$ (0.01)	$ 11.39	5.65%	$ 793,123	87%	(n)	0.60%	3.67%
12/31/2008	11.16	0.52		(0.10)	0.42	(0.51)	-	11.07	3.79	379,239	51	(n)	0.61	4.60
12/31/2007	10.92	0.52		0.18	0.70	(0.46)	-	11.16	6.43	349,683	45	(n)	0.60	4.68
12/31/2006	10.75	0.48		(0.09)	0.39	(0.22)	-	10.92	3.64	247,489	65	(n)	0.61	4.42
12/31/2005	10.83	0.18		0.02	0.20	(0.22)	(0.06)	10.75	1.85	180,542	361		0.61	3.46

JNL/Mellon Capital Management Global Alpha Fund

Class A
9/28 (a) - 12/31/2009	10.00	(0.03)		(0.09)	(0.12)	-	-	9.88	(1.20)	62,275	0		1.35	(1.28)

JNL/Oppenheimer Global Growth Fund

Class A
12/31/2009	7.00	0.10		2.65	2.75	(0.12)	(0.49)	9.14	39.42	289,972	21		1.06	1.19
12/31/2008	14.97	0.21		(6.42)	(6.21)	(0.17)	(1.59)	7.00	(40.86)	176,084	22		1.06	1.71
12/31/2007	15.25	0.13		0.81	0.94	(0.12)	(1.10)	14.97	6.33	372,934	31		1.05	0.79
12/31/2006	13.53	0.08		2.21	2.29	(0.07)	(0.50)	15.25	16.96	349,246	30		1.06	0.58
12/31/2005	11.92	0.08		1.56	1.64	(0.03)	-	13.53	13.74	289,390	27		1.06	0.74

JNL/PAM Asia ex-Japan Fund
Class A
12/31/2009	4.80	0.03		3.31	3.34	0.00 (f)	-	8.14	69.59	108,276	39		1.27	0.46
12/31/2008	9.80	0.12		(5.03)	(4.91)	(0.09)	-	4.80	(50.09)	7,727	132		1.29	1.66
12/03(a) - 12/31/2007	10.00	(0.01)		(0.19)	(0.20)	-	-	9.80	(2.00)	11,747	-		1.30	(0.67)

JNL/PAM China-India Fund

Class A
12/31/2009	4.23	(0.00)	(f)	3.48	3.48	-	-	7.71	82.27	233,497	73		1.33	0.05
12/31/2008	9.98	0.03		(5.78)	(5.75)	-	-	4.23	(57.62)	25,987	188		1.41	0.51
12/03(a) - 12/31/2007	10.00	(0.01)		(0.01)	(0.02)	-	-	9.98	(0.20)	4,888	-		1.40	(0.93)

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/PIMCO Real Return Fund

Class A
12/31/2009	$ 10.10	$ 0.30	$ 1.44	$ 1.74	$ (0.27)	$ -	$ 11.57	17.25%	$ 1,189,828	722%		0.81%	2.69%
12/31/2008	11.09	0.39	(0.82)	(0.43)	(0.16)	(0.40)	10.10	(3.73)	663,938	2,289		0.81	3.44
01/16(a) - 12/31/2007	10.00	0.43	0.66	1.09	-	-	11.09	10.90	397,393	1,215	(o)	0.80	4.27

JNL/PIMCO Total Return Bond Fund

Class A
12/31/2009	11.07	0.48	1.24	1.72	(0.29)	(0.31)	12.19	15.45	2,348,470	177		0.81	4.04
12/31/2008	12.04	0.51	(0.48)	0.03	(0.53)	(0.47)	11.07	0.40	1,325,740	660		0.81	4.22
12/31/2007	11.66	0.54	0.42	0.96	(0.56)	(0.02)	12.04	8.25	1,037,811	119	(p)	0.80	4.54
12/31/2006	11.70	0.50	(0.10)	0.40	(0.44)	0.00 (f)	11.66	3.38	760,176	63	(p)	0.81	4.20
12/31/2005	11.96	0.27	0.02	0.29	(0.33)	(0.22)	11.70	2.40	571,892	183	(p)	0.81	3.15

JNL/PPM America High Yield Bond Fund

Class A
12/31/2009	4.46	0.50	1.56	2.06	(0.37)	-	6.15	46.30	566,513	50		0.78	8.87
12/31/2008	7.43	0.59	(2.93)	(2.34)	(0.63)	-	4.46	(30.75)	188,010	78		0.79	8.82
12/31/2007	8.22	0.66	(0.75)	(0.09)	(0.70)	-	7.43	(1.10)	303,282	95		0.78	7.92
12/31/2006	7.95	0.62	0.21	0.83	(0.56)	-	8.22	10.51	365,753	62		0.80	7.49
12/31/2005	8.51	0.62	(0.48)	0.14	(0.62)	(0.08)	7.95	1.69	276,421	33		0.81	7.39

JNL/PPM America Mid Cap Value Fund

Class A
12/31/2009	5.62	0.05	2.61	2.66	(0.03)	-	8.25	47.38	20,020	89		1.06	0.77
03/31(a)-12/31/2008	10.00	0.07	(4.37)	(4.30)	(0.08)	-	5.62	(43.00)	5,011	154		1.06	1.05

JNL/PPM America Small Cap Value Fund

Class A
12/31/2009	6.27	0.04	2.09	2.13	(0.03)	-	8.37	33.97	15,861	114		1.06	0.60
03/31(a)-12/31/2008	10.00	0.06	(3.75)	(3.69)	(0.04)	-	6.27	(36.85)	8,356	66		1.06	1.02

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/PPM America Value Equity Fund

Class A
12/31/2009	$ 7.57	$ 0.14	$ 3.23	$ 3.37	$ (0.48)	$ -	$ 10.46	44.58%	$ 93,660	63%	0.86%	1.65%
12/31/2008	19.15	0.35	(9.54)	(9.19)	(0.39)	(2.00)	7.57	(47.21)	87,770	96	0.86	2.28
12/31/2007	20.44	0.33	(1.48)	(1.15)	(0.14)	-	19.15	(5.63)	219,654	86	0.86	1.55
12/31/2006	18.09	0.17	2.19	2.36	(0.01)	-	20.44	13.03	165,734	145	0.97	0.92
12/31/2005	17.42	0.24	0.61	0.85	(0.18)	-	18.09	4.91	181,363	79	0.97	0.97

JNL/Red Rocks Listed Private Equity Fund (h)

Class A
12/31/2009	5.91	0.07	2.31	2.38	(0.25)	(0.01)	8.03	40.33	223,873	34	1.20	0.92
10/06(a)-12/31/2008	10.00	0.04	(4.10)	(4.06)	(0.03) (s)	-	5.91	(40.56)	15,265	6	1.22	2.55

JNL/S&P Managed Conservative Fund (h)

Class A
12/31/2009	9.35	0.26	1.00	1.26	(0.17)	(0.10)	10.34	13.53	623,958	11	0.18	2.66
12/31/2008	11.47	0.32	(1.90)	(1.58)	(0.39)	(0.15)	9.35	(13.75)	407,426	30	0.19	2.95
12/31/2007	11.29	0.34	0.37	0.71	(0.27)	(0.26)	11.47	6.30	264,755	54	0.18	2.92
12/31/2006	10.70	0.20	0.64	0.84	(0.18)	(0.07)	11.29	7.85	137,126	39	0.19	1.82
12/31/2005	10.35	0.26	0.13	0.39	(0.03)	(0.01)	10.70	3.73	80,642	16	0.19	3.54

JNL/S&P Managed Moderate Fund (h)

Class A
12/31/2009	8.97	0.25	1.43	1.68	(0.12)	(0.12)	10.41	18.63	1,021,335	6	0.17	2.57
12/31/2008	12.21	0.26	(2.85)	(2.59)	(0.41)	(0.24)	8.97	(21.24)	557,615	28	0.18	2.36
12/31/2007	11.90	0.28	0.64	0.92	(0.29)	(0.32)	12.21	7.74	521,470	30	0.19	2.26
12/31/2006	11.04	0.17	0.97	1.14	(0.13)	(0.15)	11.90	10.39	314,249	35	0.19	1.44
12/31/2005	10.54	0.24	0.29	0.53	(0.02)	(0.01)	11.04	4.99	157,719	11	0.18	3.13

JNL/S&P Managed Moderate Growth Fund (h)

Class A
12/31/2009	8.79	0.21	1.86	2.07	(0.07)	(0.25)	10.54	23.46	1,774,984	13	0.16	2.14
12/31/2008	13.20	0.17	(3.80)	(3.63)	(0.27)	(0.51)	8.79	(27.50)	997,961	28	0.16	1.45
12/31/2007	13.08	0.19	0.92	1.11	(0.28)	(0.71)	13.20	8.65	1,403,279	34	0.16	1.34
12/31/2006	12.13	0.12	1.36	1.48	(0.12)	(0.41)	13.08	12.17	1,123,984	29	0.16	0.97
12/31/2005	11.67	0.34	0.41	0.75	(0.20)	(0.09)	12.13	6.41	861,543	21	0.17	1.39

JNL/S&P Managed Growth Fund (h)

Class A
12/31/2009	7.94	0.14	2.09	2.23	(0.16)	(0.30)	9.71	28.06	1,479,759	8	0.16	1.55
12/31/2008	13.84	0.10	(5.00)	(4.90)	(0.07)	(0.93)	7.94	(35.36)	808,800	32	0.16	0.80
12/31/2007	13.62	0.12	1.05	1.17	(0.24)	(0.71)	13.84	8.70	1,388,072	34	0.15	0.86
12/31/2006	12.56	0.07	1.71	1.78	(0.07)	(0.65)	13.62	14.15	1,246,802	34	0.16	0.53
12/31/2005	12.23	0.30	0.61	0.91	(0.13)	(0.45)	12.56	7.44	1,059,806	32	0.16	0.62

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/S&P Managed Aggressive Growth Fund (h)

Class A
12/31/2009	$ 8.39	$ 0.10	$ 2.51	$ 2.61	$ (0.21)		$ (0.33)	$ 10.46	31.05%	$ 582,868	19%	0.19%	1.07%
12/31/2008	14.89	0.06	(5.90)	(5.84)	(0.05)		(0.61)	8.39	(39.16)	414,718	42	0.18	0.50
12/31/2007	13.91	0.08	1.19	1.27	(0.24)		(0.05)	14.89	9.17	702,285	46	0.17	0.56
12/31/2006	12.80	0.04	1.95	1.99	(0.04)		(0.84)	13.91	15.57	672,325	33	0.17	0.28
12/31/2005	11.89	0.25	0.76	1.01	(0.10)		-	12.80	8.48	657,320	35	0.18	0.22

JNL/S&P Disciplined Moderate Fund (h)

Class A
12/31/2009	7.72	0.23	1.21	1.44	(0.16)		(0.06)	8.94	18.67	168,455	12	0.19	2.75
12/31/2008	10.70	0.27	(3.12)	(2.85)	(0.09)		(0.04)	7.72	(26.60)	58,062	27	0.19	2.91
01/16(a) - 12/31/2007	10.00	0.48	0.22	0.70	-		-	10.70	7.00	34,588	31	0.18	4.75

JNL/S&P Disciplined Moderate Growth Fund (h)

Class A
12/31/2009	6.81	0.21	1.34	1.55	(0.17)		(0.09)	8.10	22.77	206,365	16	0.19	2.78
12/31/2008	10.67	0.23	(3.94)	(3.71)	(0.09)		(0.06)	6.81	(34.76)	74,452	29	0.19	2.60
01/16(a) - 12/31/2007	10.00	0.35	0.32	0.67	-		-	10.67	6.70	40,459	31	0.18	3.49

JNL/S&P Disciplined Growth Fund (h)

Class A
12/31/2009	6.31	0.20	1.40	1.60	(0.17)		(0.10)	7.64	25.39	80,863	24	0.19	2.87
12/31/2008	10.65	0.22	(4.40)	(4.18)	(0.10)		(0.06)	6.31	(39.21)	26,133	48	0.19	2.55
01/16(a) - 12/31/2007	10.00	0.36	0.29	0.65	-		-	10.65	6.50	16,525	28	0.19	3.58

JNL/S&P Competitive Advantage Fund

Class A
12/31/2009	6.90	0.11	2.94	3.05	0.00	(f)	-	9.95	44.22	254,695	101	0.72	1.28
12/31/2008	9.92	0.16	(3.08)	(2.92)	(0.10)		-	6.90	(29.40)	90,399	97	0.71	1.81
12/03(a) - 12/31/2007	10.00	0.01	(0.08)	(0.07)	(0.01)		-	9.92	(0.74)	15,294	-	0.70	1.46

JNL/S&P Dividend Income & Growth Fund

Class A
12/31/2009	7.04	0.23	1.42	1.65	0.00	(f)	-	8.69	23.47	239,392	84	0.72	3.24
12/31/2008	9.77	0.35	(2.89)	(2.54)	(0.19)		0.00 (f)	7.04	(25.93)	101,329	64	0.71	4.47
12/03(a) - 12/31/2007	10.00	0.02	(0.24)	(0.22)	(0.01)		-	9.77	(2.24)	7,203	-	0.70	2.03

JNL/S&P Intrinsic Value Fund
Class A
12/31/2009	6.21	0.11	3.43	3.54	0.00	(f)	-	9.75	57.04	246,578	151	0.72	1.40
12/31/2008	9.91	0.15	(3.70)	(3.55)	(0.09)		(0.06)	6.21	(35.84)	96,643	98	0.71	1.88
12/03(a) - 12/31/2007	10.00	0.02	(0.10)	(0.08)	(0.01)		-	9.91	(0.81)	18,261	-	0.70	2.06

JNL Series Trust
Financial Highlights

		Increase (Decrease) from							Distributions from									Ratio of Net
	Net Asset	Investment Operations (e)							Net Realized			Supplemental Data					Ratio of	Investment
	Value	Net		Net Realized	Total from		Distributions from		Gains on		Net Asset			Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment		& Unrealized	Investment		Net Investment		Investment		Value, End	Total		End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations		Income		Transactions		of Period	Return (b)		(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/S&P Total Yield Fund
Class A
12/31/2009	$ 6.37	$ 0.10		$ 2.63	$ 2.73		$ 0.00	(f)	$ -		$ 9.10	42.88%		$ 212,981	126%		0.72%	1.28%
12/31/2008	10.07	0.20		(3.79)	(3.59)		(0.11)		0.00	(f)	6.37	(35.67)		103,601	115		0.71	2.38
12/03(a) - 12/31/2007	10.00	0.01		0.06	0.07		0.00	(f)	-		10.07	0.74		9,806	-		0.70	1.26

JNL/S&P 4 Fund (h)
Class A
12/31/2009	6.79	(0.00)	(f)	2.84	2.84		(0.08)		0.00	(f)	9.55	41.85		627,405	12		0.06	(0.03)
12/31/2008	9.93	0.21		(3.35)	(3.14)		0.00	(f)	-		6.79	(31.62)		265,183	15		0.06	2.54
12/03(a) - 12/31/2007	10.00	0.02		(0.09)	(0.07)		-		-		9.93	(0.70)		22,194	-		0.05	2.85

JNL/Select Balanced Fund
Class A
12/31/2009	12.81	0.34		2.19	2.53		(0.33)		-		15.01	19.78		736,864	54	(q)	0.78	2.53
12/31/2008	17.56	0.48		(4.18)	(3.70)		(0.39)		(0.66)		12.81	(20.79)		455,105	60	(q)	0.78	2.98
12/31/2007	17.35	0.48		0.81	1.29		(0.37)		(0.71)		17.56	7.49		526,511	41	(q)	0.78	2.62
12/31/2006	15.75	0.42		1.73	2.15		(0.31)		(0.24)		17.35	13.65		439,868	46	(q)	0.79	2.55
12/31/2005	17.12	0.34		0.58	0.92		(0.38)		(1.91)		15.75	5.30		396,350	42	(q)	0.79	2.22

JNL/Select Money Market Fund
Class A
12/31/2009	1.00	0.00	(f)	-	0.00	(f)	0.00	(f)	-		1.00	0.15	(v)	1,140,511	n/a		0.47 (w)	0.16 (w)
12/31/2008	1.00	0.02		0.00	0.02		(0.02)		-		1.00	2.20	(r)	1,340,054	n/a		0.57	2.08
12/31/2007	1.00	0.05		0.00	0.05		(0.05)		-		1.00	4.76		651,204	n/a		0.58	4.63
12/31/2006	1.00	0.04		0.00	0.04		(0.04)		-		1.00	4.49		269,095	n/a		0.59	4.42
12/31/2005	1.00	0.02		0.00	0.02		(0.02)		-		1.00	2.71		258,452	n/a		0.60	2.66

JNL/Select Value Fund
Class A
12/31/2009	12.60	0.22		2.80	3.02		(0.21)		-		15.41	23.98		762,013	42		0.82	1.64
12/31/2008	19.33	0.32		(6.76)	(6.44)		(0.01)		(0.28)		12.60	(33.35)		484,751	54		0.83	1.97
12/31/2007	19.42	0.29		1.22	1.51		(0.26)		(1.34)		19.33	7.90		538,410	41		0.83	1.39
12/31/2006	16.90	0.25		3.28	3.53		(0.31)		(0.70)		19.42	20.86		481,805	34		0.84	1.37
12/31/2005	16.71	0.17		1.20	1.37		(0.20)		(0.98)		16.90	8.15		277,461	29		0.86	1.41

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/T. Rowe Price Established Growth Fund
Class A
12/31/2009	$ 12.70	$ 0.02	$ 5.50	$ 5.52	$ (0.04)	$ -	$ 18.18	43.49%	$ 916,445	62%		0.91%	0.12%
12/31/2008	22.49	0.06	(9.69)	(9.63)	(0.02)	(0.14)	12.70	(42.85)	581,447	54		0.90	0.30
12/31/2007	21.84	0.09	2.16	2.25	(0.08)	(1.52)	22.49	10.12	1,043,708	56		0.88	0.40
12/31/2006	19.44	0.09	2.57	2.66	(0.09)	(0.17)	21.84	13.70	750,771	46		0.90	0.46
12/31/2005	18.36	0.04	1.08	1.12	(0.04)	-	19.44	6.09	732,553	41		0.91	0.24

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
12/31/2009	16.20	(0.05)	7.65	7.60	-	(0.01) (x)	23.79	46.93	820,894	32		1.02	(0.26)
12/31/2008	30.37	(0.04)	(12.33)	(12.37)	-	(1.80)	16.20	(40.68)	425,184	37		1.02	(0.14)
12/31/2007	29.05	(0.01)	4.97	4.96	0.00 (f)	(3.64)	30.37	17.26	697,484	45		1.02	(0.04)
12/31/2006	29.64	0.05	1.96	2.01	(0.05)	(2.55)	29.05	6.76	625,869	37		1.02	0.16
12/31/2005	27.87	(0.07)	4.01	3.94	-	(2.17)	29.64	14.10	623,382	30		1.02	(0.32)

JNL/T. Rowe Price Short-Term Bond Fund

Class A
12/31/2009	9.36	0.25	0.47	0.72	(0.28)	(0.09)	9.71	7.64	484,832	102		0.74	2.56
12/31/2008	10.49	0.40	(1.04)	(0.64)	(0.45)	(0.04)	9.36	(5.97)	295,409	134		0.74	3.86
12/31/2007	10.31	0.49	0.01	0.50	(0.32)	-	10.49	4.82	311,237	73	(l)	0.75	4.62
05/01(a)-12/31/2006	10.00	0.31	0.00	0.31	-	-	10.31	3.10	327,071	109	(l)	0.74	4.52

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/T. Rowe Price Value Fund
Class A
12/31/2009	$ 6.98	$ 0.15	$ 2.44	$ 2.59	$ (0.13)	$ -	$ 9.44	37.09%	$ 727,672	21%	0.96%	1.89%
12/31/2008	14.65	0.20	(6.20)	(6.00)	(0.24)	(1.43)	6.98	(40.47)	412,536	29	0.96	1.65
12/31/2007	15.62	0.26	(0.14)	0.12	(0.20)	(0.89)	14.65	0.85	707,468	33	0.95	1.59
12/31/2006	13.93	0.22	2.57	2.79	(0.13)	(0.97)	15.62	20.11	681,711	26	0.96	1.48
12/31/2005	13.64	0.13	0.70	0.83	(0.11)	(0.43)	13.93	6.07	544,901	29	0.97	1.08

(a)	Commencement of operations.
(b)
Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)	Annualized for periods less than one year.
(d)	Portfolio turnover excludes dollar roll transactions.
(e)	Calculated using the average shares method for periods ended after December 31, 2005.
(f)	Amount represents less than $0.005.
(g)
Includes dividend expense and borrowing fees on securities sold short for JNL/Credit Suisse Long/Short Fund of 0.37%, 0.40% and 1.06% for Class A and B shares for the periods ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

(h)	Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.
(i)	Portfolio turnover including dollar roll transactions for JNL/Franklin Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.
(j)
Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.05%, 0.01% and 0.01% for Class A and B shares for the periods ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

(k)
Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was  453%, 570%, 332%, and 484%  in  2005, 2006, 2007, and 2009, respectively.  The Fund had no dollar roll transactions for year ended December 31, 2008.

(l)
Portfolio turnover including dollar roll transactions for JNL/T. Rowe Price Short-Term Bond Fund was 118% and 78% for 2006 and 2007, respectively.  The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(m)
Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 487%, 524%, and 217% in 2005, 2006, and 2007, respectively.  The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(n)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 79% , 52%, 52% and 90% in 2006, 2007, 2008 and 2009, respectively.
(o)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.
(p)
Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return Bond Fund was 409%, 271%,  and 402%  in 2005, 2006, and 2007, respectively.  The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(q)	Portfolio turnover including dollar roll transactions for JNL/Select Balanced Fund was 142%, 64%, 76%, 76% and 81% in 2005, 2006, 2007, 2008 and 2009, respectively.
(r)
For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/Select Money Market Fund.  The return for Class A and Class B shares without the contribution was 2.00% and 2.18%, respectively.

(s)	Distribution amount includes a return of capital distribution which was less than $0.005 per share.
(t)	Total return for the JNL/AIM International Growth Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.
(u)
Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

(v)	Total return for the JNL/Select Money Market Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.
(w)	For the JNL/Select Money Market Fund, the ratio of expense to average net assets for Class A and Class B shares without expense waiver was 0.57% and 0.37% , respectively, and the ratio of net investment income to average net assets for Class A and Class B shares without the waiver was 0.06% and 0.24%, respectively.
(x)	Distribution amount includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively.

APPENDIX A

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PROSPECTUS

May 1, 2010

JNL SERIES TRUST

You can find more information about the Trust in:

•
The Trust’s Statement of Additional Information (“SAI”) dated May 1, 2010, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions.  The current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

•
The Trust’s Annual and Semi-Annual Reports to shareholders, which shows the Fund’s actual investments and includes financial statements as of the close of the particular annual or semi-annual period.  The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Series Trust Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC’s Public Reference Room in Washington, D.C.  Reports and other information about the Trust also are available on the EDGAR database on the SEC’s Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549.  You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.

The Trust’s SEC file number is:  811-8894

PROSPECTUS
Class A Shares
May 1, 2010
JNL® SERIES TRUST
Business Address:  1 Corporate Way • Lansing, Michigan 48951
Mailing Address:  225 W. Wacker Drive, Suite 1100 • Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (“Trust”).

The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares of the Trust may also be sold directly to qualified and non-qualified retirement plans.  The Trust currently offers shares in the following separate Funds (“Fund” or “Funds”), each with its own investment objective.

JNL/Select Money Market Fund

Each Fund offer two classes of shares, Class A and Class B.  Class A shares are described in this Prospectus.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Trust’s securities, or determined whether this Prospectus is accurate or complete.  It is a criminal offense to state otherwise.

_______________

(This page intentionally left blank.)

I.	Summary Overview Of The Fund	1

	Investment Objectives/Goals, Fee Table, Portfolio Turnover, Principal Investment Strategies & Risks and Performance, and Management

	JNL/Select Money Market Fund	1

II.	Information About Purchasing the Fund	3

	Purchase and Sale of Shares, Tax Information, and Payments to Financial Intermediaries

III.	Additional Information About The Fund	4

	Investment Objectives, Principal Investment Strategies, Related Risks, and Management

	JNL/Select Money Market Fund	4

IV.	More About the Fund	6

V.	Glossary of Risks	8

VI.	Management of the Trust	10

Management Of The Trust; Investment Adviser; Management Fee; Sub-Advisory Arrangements; Administrative Fee, Classes Of Shares; Distribution Plan; The Distributor; Investment In Trust Shares; “Market Timing” Policy; Disclosure Of Portfolio Securities; Share Redemption; and Tax Status.

VII.	Financial Highlights	15

	The Financial Highlights Tables Will Help You Understand A Fund’s Financial Performance For The Past Five Years, Or For The Life Of The Fund, If Shorter.

(This page intentionally left blank.)

Summary Overview Of The Fund

Summary Prospectus May 1, 2010

JNL/Select Money Market Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver	0.09%
Net Expenses	0.48%

JNAM has contractually agreed to waive fees and reimburse expenses of the Fund through December 31, 2010 to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  For additional information about the waiver and any reimbursement, please turn to “Management of the Trust: Management Fee” on page 10.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$49	$174	$309	$705

Principal Investment Strategies. The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; ii) time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions; iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); iv) obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The Fund may invest more than 25% of its assets in the banking industry.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

The Fund attempts to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

The 7-day yield of Class A on December 31, 2009, was 0.00%.

Annual Total Returns as of December 31

Class A

5.83%	3.45%	1.07%	0.46%	0.78%	2.71%	4.49%	4.76%	2.20%	0.15%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2000): 1.50%; Worst Quarter (ended 6/30/2009, 9/30/2009, and 12/31/2009): 0.00%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Select Money Market Fund (Class A)	0.15%	2.85%	2.57%
BofA Merrill Lynch Treasury Bill Index (3 month)	0.21%	3.02%	2.99%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 3.

Information About Purchasing the Fund

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson, or through a Jackson fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson, the tax treatment of dividends and distributions will depend on the tax status of Jackson, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additional Information About The Fund

JNL/Select Money Market Fund
Class A

Investment Objective.  The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Principal Investment Strategies.  The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including:

•	Obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments;
•	Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions;
•	Commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities);
•	Obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and
•	Repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.  Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the fund itself.  In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The Sub-Adviser’s investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund’s overall weighted average maturity. The overall weighted average maturity of the Fund’s investments is 60 days or fewer.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The Fund may invest more than 25% of its assets in the banking industry.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Risk of investment in banking industry
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Dividends:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00.  The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day.  If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive.  The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class.  For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “PURCHASES, REDEMPTIONS AND PRICING OF SHARES” in the SAI.  For a description of the allocation of expenses among fund share classes, see “Classes of Shares and Distribution Plans” in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00.  When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses.  In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser.  The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

More About The Fund

The investment objectives of the respective Funds are not fundamental and may be changed by the Trustees without shareholder approval.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Funds to invest in investment companies to the extent permitted under the 1940 Act, including unaffiliated money market funds.  Under the relief, a Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are money market funds managed by the Trust’s investment adviser or its affiliates.  As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees. The Funds have received exemptive relief from the SEC permitting them to invest up to 25% in an affiliated money market fund.

Certain Funds state in the description of their investment strategies that they may invest in futures contracts in certain circumstances.  The Fund’s use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool.  JNAM and the Sub-Advisers have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, they are not subject to registration or regulation as pool operators under that Act.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Portfolio Turnover. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

Derivatives Risk.  As an open-end investment company registered with the SEC a Fund is subject to the Federal Securities Laws including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions with respect to certain kinds of derivatives, a Fund must “set aside” (referred to sometimes as “asset segregation” or “coverage”) liquid assets, or engage in other SEC or staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to set aside liquid assets in an amount equal to a Fund’s daily marked – to market (net) obligations, if any (i.e., a Fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. The use of leverage involves certain risks. See below for leveraging risk. A Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

The Funds enter into certain kinds of derivative transactions that involve obligations to make future payments to third parties.  These transactions include, but are not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when issued or delayed delivery basis, or reverse repurchase agreements.  In this connection, the Funds may be required to “set aside” or segregate liquid assets, or engage in other measures, to cover open derivatives positions, in accordance with federal securities laws, rules thereunder, or interpretations thereof, including positions that the SEC or its staff have taken.  In such situations, the Funds set aside liquid assets on either of two bases.  Where a derivatives contract does not require cash settlement, the Funds must set aside liquid assets on the basis of the contracts full notional value.  Where a derivatives contract does require cash settlement, the Funds are permitted to set aside assets on the basis of daily marked-to-market net obligations (i. e., a Fund’s daily net liability or unrealized loss, if any), rather than the contract’s full notional value.  In the latter situation, a Fund may employ leverage to a greater extent than under the former situation.  Each Fund reserves the right to change its procedures for setting aside assets in order to comply with any change in governing law, rules, interpretations, or SEC or SEC staff positions.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit that meet certain guidelines. Cash collateral may be invested by a Fund in money market investments or short-term liquid investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent. There is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Recent Market Events.  Over the last several years, domestic and international markets have experienced acute turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. In addition, many governments throughout the world responded to the turmoil with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. These market conditions and continuing economic risks add significantly to the risk of short-term volatility in the Funds.

GLOSSARY OF RISKS

Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit ratings may reflect the varying degrees of risk.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest

Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments. In addition, there is less publicly available information and more volatile or less liquid markets. Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.  These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers.  The bank securities typically are not insured by the federal government.  Securities that do not represent deposits have lower priority in the bank’s capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.  The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government.

There is a risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. Government Securities may be purchased by the Funds, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and equities and on securities guaranteed by the entities is unclear.  No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.  In addition, new accounting standards and future Congressional action may affect the value of FNMA and FHLMC debt.

MANAGEMENT OF THE TRUST

Investment Adviser

Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Asset Management, LLCSM (“JNAM®” or the “Adviser”), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Prudential plc is also the parent of Curian Capital, LLC, M&G Investment Management Limited, PPM America, Inc. and Prudential Asset Management (Singapore) Limited.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

Management Fee

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly.  The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.

The following terms apply in connection with JNAM’s contractual obligation to waive fees and reimburse expenses for the JNL/Select Money Market Fund.  There can be no assurance that JNAM will continue to waive fees and reimburse expenses after December 31, 2010.  The Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its Adviser fee. Such reimbursement by the Fund shall be made monthly, but only if the operating expenses of the Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  Each Feeder Fund charges the advisory fee disclosed in the table below. Each Master Fund charges a separate advisory fee.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
JNL/Select Money Market Fund	$0 to $500 million Over $500 million	.28% .25%

Sub-Advisory Arrangements

The Adviser selects, contracts with and compensates Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the Sub-Adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust.  The Sub-Adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus.  Each Sub-Adviser, implements such programs by purchases and sales of securities.  Each Sub-Adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.

As compensation for its services, each Sub-Adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund.  The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the Sub-Advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated Sub-Advisers with the approval of the Board of Trustees, but without the approval of shareholders.  The order allows the Adviser to materially amend a sub-advisory agreement with unaffiliated sub-advisers with the approval of the Board of Trustees, but without shareholder approval.  Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change.  The order allows the Funds to operate more efficiently and with greater flexibility.  The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to the following services:

•	Performing initial due diligence on prospective Sub-Advisers for the Funds;
•	Monitoring the performance of Sub-Advisers;
•	Communicating performance expectations to the Sub-Advisers; and
•	Ultimately recommending to the Board of Trustees whether a Sub-Adviser’s contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers.  Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.  At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.

ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM (“Administrator”) an Administrative Fee as annual percentage of the average daily net assets of the Fund as set forth below.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as “Other Expenses” in the fee tables).

Funds	Assets	Administrative Fee
JNL/Select Money Market Fund	All Assets	.10%

CLASSES OF SHARES

Effective December 15, 2003, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, each Fund has two classes of shares (Class A and Class B).  The outstanding shares of all Funds as of that date have been redesignated Class A shares.

This Prospectus offers two classes of shares.  Under the multi-class structure, the Class A shares and Class B shares of each Fund represent interests in the same portfolio of securities, and will be substantially the same except for “class expenses.”  The expenses of each Fund will be borne by each Class of shares based on the net assets of the Fund attributable to each Class, except that class expenses will be allocated to each Class.  “Class expenses” will include any distribution or administrative or service expense allocable to the appropriate Class, pursuant to the Brokerage Enhancement Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

DISTRIBUTION PLAN

All Funds of the Trust have adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Distribution Plan (“Plan”).

The Board of Trustees, including all of the Independent Trustees, approves, at least annually, the continuation of the Distribution Plan (“Plan”) in connection with the Board’s adoption of a multi-class plan authorizing Class A and Class B interests.  Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests.  Jackson National Life Distributors LLC (“JNLD”), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

THE DISTRIBUTOR

The Distributor also has the following relationships with the Sub-Advisers and their affiliates.  The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  In addition, the Distributor acts as distributor of variable insurance contracts and variable life insurance policies (the “Contracts”) issued by Jackson and its subsidiary Jackson National Life Insurance Company of New York (“Jackson NY”).  Raymond James Financial Services, a brokerage affiliate of the Sub-Adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities.  The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the Contracts.

INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts (“Accounts”) of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable contracts (“Contracts”), to qualified and unqualified retirement plans and other regulated investment companies.  The Accounts purchases the shares of the sub-accounts that investing the Funds at their net asset value. There is no sales charge.

Shares of the Funds are not available to the general public directly.  Some of the Funds are managed by Sub-Advisers who manage publicly available mutual funds having similar names and investment objectives.  While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund.  Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The net asset value per share of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open.  The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the “fair value” of a security for which a current market price is not available.  Under these procedures, in general the “fair value” of a security shall be the amount, determined by the Administrator in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board of Trustees has established a pricing committee to review fair value determinations.  The pricing committee will also review restricted and illiquid security values, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g. disorderly market transactions) and determine/review fair values pursuant to the “Pricing Policies and Procedures” adopted by the Board of Trustees of the Trust.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s net asset value may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s net asset value (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Trustees, to determine the “fair value” of such securities for purposes of calculating a Fund’s net asset value.  The Administrator will “fair value” such securities if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund’s net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust’s pricing procedures to be a “significant event.”  A “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities.  Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s net asset value.  When fair-value pricing is employed, the securities prices used to calculate a Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“MARKET TIMING” POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves, by a qualified retirement plan for Jackson and its affiliates, and other regulated investment companies.

The interests of the Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Funds are not intended as vehicles for market timing.  The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. This does not apply to a money market Fund.

See the Separate Account Prospectus for the contract that describes Jackson’s anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board of Trustees has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred.  In addition, the JNL/S&P Funds’ net asset values are calculated based on the net asset values of the Underlying Funds and the “fair value” pricing policy will apply to the Underlying Funds as described above. The Funds’ “fair value” pricing policy is described under “Investment in Trust Shares” above.

The practices and policies described above are intended to deter and curtail market timing in the Fund.  However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing.  If they are ineffective, the adverse consequences described above could occur.

DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund’s policies and procedures relating to disclosure of portfolio securities is available in the Fund’s Statement of Additional Information and at www.jackson.com.

SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions are processed on any day on which the Trust and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust’s transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

•	When the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

TAX STATUS

Each Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).  Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Fund is treated as a separate corporation for purposes of the Code.  Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are separate accounts of variable insurance contracts, qualified and unqualified retirement plans, there are no tax consequences to those shareholders of buying, holding, exchanging and selling shares of the Funds.  Distributions from the Funds are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Account Prospectus for more detailed information on tax issues related to the Contracts.

Separate Accounts funding insurance contracts must meet certain diversification requirements, as must the underlying funds in which they invest in order for the variable insurance contract owners to receive favorable tax treatment.  If a Series, a Master Fund or a Separate Account were to fail to meet the diversification requirements, income allocable to the contracts would be taxable currently to the contract owners and income from prior periods relating to such contracts could also be taxable.

FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Fund.  The information does not reflect any charges imposed under a variable insurance contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

JNL Series Trust
Financial Highlights

		Increase (Decrease) from						Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)						Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net		Net Realized	Total from		Distributions from	Gains on	Net Asset			Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment		& Unrealized	Investment		Net Investment	Investment	Value, End	Total		End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations		Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Select Money Market Fund
Class A
12/31/2009	1.00	0.00	(f)	-	0.00	(f)	0.00 (f)	-	1.00	0.15	(h)	1,140,511	n/a	0.47 (i)	0.16 (i)
12/31/2008	1.00	0.02		0.00	0.02		(0.02)	-	1.00	2.20	(g	1,340,054	n/a	0.57	2.08
12/31/2007	1.00	0.05		0.00	0.05		(0.05)	-	1.00	4.76		651,204	n/a	0.58	4.63
12/31/2006	1.00	0.04		0.00	0.04		(0.04)	-	1.00	4.49		269,095	n/a	0.59	4.42
12/31/2005	1.00	0.02		0.00	0.02		(0.02)	-	1.00	2.71		258,452	n/a	0.60	2.66

(a)	Commencement of operations.
(b)
Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)	Annualized for periods less than one year.
(d)	Portfolio turnover excludes dollar roll transactions.
(e)	Calculated using the average shares method for periods ended after December 31, 2005.
(f)	Amount represents less than $0.005.
(g)
For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/Select Money Market Fund.  The return for Class A and Class B shares without contribution was 2.00% and 2.18%, respectively.

(h)
Total return for the JNL/Select Money Market Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.

(i)
For the JNL/Select Money Market Fund, the ratio of expense to average net assets for Class A and Class B shares without expense waiver was 0.57% and 0.37% , respectively, and the ratio of net investment income to average net assets for Class A and Class B shares without the waiver was 0.06% and 0.24%, respectively.

PROSPECTUS

May 1, 2010

JNL SERIES TRUST

You can find more information about the Trust in:

•
The Trust’s Statement of Additional Information (“SAI”) dated May 1, 2010, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions.  The current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

•
The Trust’s Annual and Semi-Annual Reports to shareholders, which shows the Fund’s actual investments and includes financial statements as of the close of the particular annual or semi-annual period.  The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Series Trust Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC’s Public Reference Room in Washington, D.C.  Reports and other information about the Trust also are available on the EDGAR database on the SEC’s Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549.  You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.

The Trust’s SEC file number is:  811-8894

PROSPECTUS
Class A Shares
May 1, 2010
JNL® SERIES TRUST
Business Address:  1 Corporate Way • Lansing, Michigan 48951
Mailing Address:  225 W. Wacker Drive, Suite 1100 • Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (“Trust”).

The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares of the Trust may also be sold directly to qualified and non-qualified retirement plans.  The Trust currently offers shares in the following separate Funds (“Fund” or “Funds”), each with its own investment objective.

JNL/American Funds® Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Institutional Alt 65 Fund
JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit Suisse Global Natural Resources Fund)
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund (formerly, JNL/Capital Guardian International Small Cap Fund)
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
JNL/T. Rowe Price Value Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund

The JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, the JNL/S&P Managed Aggressive Growth Fund, and the JNL/S&P 4 Fund are also referred to in this Prospectus as the JNL/S&P Funds.

Certain Funds utilize a master-feeder structure.

Each Fund, except the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund, the JNL/S&P Funds (excluding the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund), the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, and the JNL/Mellon Capital Management 10 x 10 Fund offer two classes of shares, Class A and Class B.  Class A shares are described in this Prospectus.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Trust’s securities, or determined whether this Prospectus is accurate or complete.  It is a criminal offense to state otherwise.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “S&P 500® Index,” “Standard & Poor’s 500®,” and “S&P MidCap 400 Index®,” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by Jackson National Life Insurance Company (“Jackson”).  The JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor’s Financial Services LLC (“S&P”) and its affiliates.  S&P is not an investment adviser and S&P and its affiliates make no representation regarding the advisability of investing in the Funds or such other fund or vehicle.  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. For more detailed information about the Trust and the Funds, see the Trust’s Statement of Additional Information (“SAI”), which is incorporated by reference into (which means it legally is a part of) this prospectus.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

_______________

I.	Summary Overview Of Each Fund	1

	Investment Objectives/Goals, Fee Table, Portfolio Turnover, Principal Investment Strategies & Risks and Performance, and Management

	JNL/American Funds Blue Chip Income and Growth Fund	1
	JNL/American Funds Global Bond Fund	4
	JNL/American Funds Global Small Capitalization Fund	7
	JNL/American Funds Growth-Income Fund	10
	JNL/American Funds International Fund	13
	JNL/American Funds New World Fund	16
	JNL Institutional Alt 20 Fund	19
	JNL Institutional Alt 35 Fund	21
	JNL Institutional Alt 50 Fund	23
	JNL Institutional Alt 65 Fund	25
	JNL/AIM Global Real Estate Fund	27
	JNL/AIM International Growth Fund	29
	JNL/AIM Large Cap Growth Fund	31
	JNL/AIM Small Cap Growth Fund	33
	JNL/Capital Guardian Global Balanced Fund	35
	JNL/Capital Guardian Global Diversified Research Fund	38
	JNL/Capital Guardian U.S. Growth Equity Fund	40
	JNL/Credit Suisse Commodity Securities Fund	42
	JNL/Credit Suisse Long/Short Fund	45
	JNL/Eagle Core Equity Fund	47
	JNL/Eagle SmallCap Equity Fund	49
	JNL/Franklin Templeton Founding Strategy Fund	51
	JNL/Franklin Templeton Global Growth Fund	53
	JNL/Franklin Templeton Income Fund	55
	JNL/Franklin Templeton International Small Cap Growth Fund	57
	JNL/Franklin Templeton Mutual Shares Fund	59
	JNL/Franklin Templeton Small Cap Value Fund	61
	JNL/Goldman Sachs Core Plus Bond Fund	63
	JNL/Goldman Sachs Emerging Markets Fund	65
	JNL/Goldman Sachs Mid Cap Value Fund	67
	JNL/Ivy Asset Strategy Fund	69
	JNL/JPMorgan International Value Fund	71
	JNL/JPMorgan MidCap Growth Fund	73
	JNL/JPMorgan U.S. Government & Quality Bond Fund	75
	JNL/Lazard Emerging Markets Fund	77
	JNL/Lazard Mid Cap Equity Fund	79
	JNL/M&G Global Basics Fund	81
	JNL/M&G Global Leaders Fund	83
	JNL/Mellon Capital Management 10 x 10 Fund	85
	JNL/Mellon Capital Management Index 5 Fund	87
	JNL/Mellon Capital Management European 30 Fund	89
	JNL/Mellon Capital Management Pacific Rim 30 Fund	91
	JNL/Mellon Capital Management S&P 500 Index Fund	93
	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	95
	JNL/Mellon Capital Management Small Cap Index Fund	97
	JNL/Mellon Capital Management International Index Fund	99
	JNL/Mellon Capital Management Bond Index Fund	101
	JNL/Mellon Capital Management Global Alpha Fund	103
	JNL/Oppenheimer Global Growth Fund	105
	JNL/PAM Asia ex-Japan Fund	107
	JNL/PAM China-India Fund	109
	JNL/PIMCO Real Return Fund	111
	JNL/PIMCO Total Return Bond Fund	114
	JNL/PPM America High Yield Bond Fund	117
	JNL/PPM America Mid Cap Value Fund	119
	JNL/PPM America Small Cap Value Fund	121
	JNL/PPM America Value Equity Fund	123
	JNL/Red Rocks Listed Private Equity Fund	125
	JNL/Select Balanced Fund	127
	JNL/Select Money Market Fund	129
	JNL/Select Value Fund	131
	JNL/T. Rowe Price Established Growth Fund	133
	JNL/T. Rowe Price Mid-Cap Growth Fund	135
	JNL/T. Rowe Price Short-Term Bond Fund	137
	JNL/T. Rowe Price Value Fund	139
	JNL/S&P Competitive Advantage Fund	141
	JNL/S&P Dividend Income & Growth Fund	143
	JNL/S&P Intrinsic Value Fund	145
	JNL/S&P Total Yield Fund	147
	JNL/S&P 4 Fund	149
	JNL/S&P Managed Conservative Fund	151
	JNL/S&P Managed Moderate Fund	153
	JNL/S&P Managed Moderate Growth Fund	155
	JNL/S&P Managed Growth Fund	157
	JNL/S&P Managed Aggressive Growth Fund	159

II.	Information About Purchasing the Funds	161

	Purchase and Sale of Shares, Tax Information, and Payments to Financial Intermediaries

III.	Additional Information About Each Fund	162

	Investment Objectives, Principal Investment Strategies, Related Risks, and Management

	JNL/American Funds Blue Chip Income and Growth Fund	162
	JNL/American Funds Global Bond Fund	166
	JNL/American Funds Global Small Capitalization Fund	170
	JNL/American Funds Growth-Income Fund	174
	JNL/American Funds International Fund	178
	JNL/American Funds New World Fund	182
	JNL Institutional Alt 20 Fund	187
	JNL Institutional Alt 35 Fund	190
	JNL Institutional Alt 50 Fund	193
	JNL Institutional Alt 65 Fund	196
	JNL/AIM Global Real Estate Fund	199
	JNL/AIM International Growth Fund	202
	JNL/AIM Large Cap Growth Fund	204
	JNL/AIM Small Cap Growth Fund	206
	JNL/Capital Guardian Global Balanced Fund	208
	JNL/Capital Guardian Global Diversified Research Fund	212
	JNL/Capital Guardian U.S. Growth Equity Fund	214
	JNL/Credit Suisse Commodity Securities Fund	216
	JNL/Credit Suisse Long/Short Fund	219
	JNL/Eagle Core Equity Fund	222
	JNL/Eagle SmallCap Equity Fund	224
	JNL/Franklin Templeton Founding Strategy Fund	226
	JNL/Franklin Templeton Global Growth Fund	228
	JNL/Franklin Templeton Income Fund	231
	JNL/Franklin Templeton International Small Cap Growth Fund	233
	JNL/Franklin Templeton Mutual Shares Fund	235
	JNL/Franklin Templeton Small Cap Value Fund	238
	JNL/Goldman Sachs Core Plus Bond Fund	240
	JNL/Goldman Sachs Emerging Markets Fund	242
	JNL/Goldman Sachs Mid Cap Value Fund	245
	JNL/Ivy Asset Strategy Fund	248
	JNL/JPMorgan International Value Fund	252
	JNL/JPMorgan MidCap Growth Fund	254
	JNL/JPMorgan U.S. Government & Quality Bond Fund	256
	JNL/Lazard Emerging Markets Fund	258
	JNL/Lazard Mid Cap Equity Fund	260
	JNL/M&G Global Basics Fund	262
	JNL/M&G Global Leaders Fund	264
	JNL/Mellon Capital Management 10 x 10 Fund	266
	JNL/Mellon Capital Management Index 5 Fund	268
	JNL/Mellon Capital Management European 30 Fund	270
	JNL/Mellon Capital Management Pacific Rim 30 Fund	273
	JNL/Mellon Capital Management S&P 500 Index Fund	276
	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	278
	JNL/Mellon Capital Management Small Cap Index Fund	280
	JNL/Mellon Capital Management International Index Fund	282
	JNL/Mellon Capital Management Bond Index Fund	284
	JNL/Mellon Capital Management Global Alpha Fund	286
	JNL/Oppenheimer Global Growth Fund	289
	JNL/PAM Asia ex-Japan Fund	291
	JNL/PAM China-India Fund	293
	JNL/PIMCO Real Return Fund	295
	JNL/PIMCO Total Return Bond Fund	298
	JNL/PPM America High Yield Bond Fund	300
	JNL/PPM America Mid Cap Value Fund	303
	JNL/PPM America Small Cap Value Fund	305
	JNL/PPM America Value Equity Fund	307
	JNL/Red Rocks Listed Private Equity Fund	309
	JNL/Select Balanced Fund	311
	JNL/Select Money Market Fund	313
	JNL/Select Value Fund	315
	JNL/T. Rowe Price Established Growth Fund	317
	JNL/T. Rowe Price Mid-Cap Growth Fund	319
	JNL/T. Rowe Price Short-Term Bond Fund	321
	JNL/T. Rowe Price Value Fund	323
	JNL/S&P Competitive Advantage Fund	325
	JNL/S&P Dividend Income & Growth Fund	328
	JNL/S&P Intrinsic Value Fund	331
	JNL/S&P Total Yield Fund	334
	Summary of Main Risk Characteristics of JNL/S&P Funds	337
	JNL/S&P 4 Fund	340
	JNL/S&P Managed Conservative Fund	342
	JNL/S&P Managed Moderate Fund	345
	JNL/S&P Managed Moderate Growth Fund	348
	JNL/S&P Managed Growth Fund	351
	JNL/S&P Managed Aggressive Growth Fund	354

IV.	Description of Master/Feeder Structure for Certain Funds of the Trust	357

V.	More About the Funds	358

VI.	Glossary of Risks	362

VII.	Management of the Trust	369

Management Of The Trust; Investment Adviser; Management Fee; Sub-Advisory Arrangements; Administrative Fee, Classes Of Shares; Distribution Plan; The Distributor; Investment In Trust Shares; “Market Timing” Policy; Disclosure Of Portfolio Securities; Share Redemption; and Tax Status.

VIII.	Financial Highlights	381

	The Financial Highlights Tables Will Help You Understand A Fund’s Financial Performance For The Past Five Years, Or For The Life Of The Fund, If Shorter.

IX.	Appendix A	A-1

Summary Overview Of Each Fund

Summary Prospectus May 1, 2010

JNL/American Funds Blue Chip Income and Growth Fund
Class A

The shares of the JNL/American Funds Blue Chip Income and Growth Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds Blue Chip Income and Growth Fund seeks both income and capital appreciation through exclusive investment in the shares of the Blue Chip Income and Growth Fund (“Master Blue Chip Income and Growth Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.28%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.02%
Total Annual Fund Operating Expenses	1.55%
Less waiver/reimbursement2	0.45%
Total Annual Net Expenses	1.10%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.45%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Feeder Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$112	$445

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master Blue Chip Income and Growth Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 -12/31/2009	22%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund is designed for investors seeking both income and capital appreciation.

The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above.

The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.

The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Feeder Fund’s shares will change, and you could lose money by investing in the Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Income risk – Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Blue Chip Income and Growth Fund Annual Total Returns as of December 31

-22.93%	31.24%	9.94%	7.57%	17.73%	2.25%	-36.30%	28.18%
2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 17.18%; Worst Quarter (ended 12/31/2008): -21.19%

Master Blue Chip Income and Growth Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	Life of Fund (July 5, 2001)
Class 1	28.18%	1.12%	1.28%
S&P 500 Index	26.46%	0.42%	0.87%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 163 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management CompanySM (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
James K. Dunton	2001	Senior Vice President, Capital Research Global InvestorsSM (“CRGI”)
C. Ross Sappenfield	2001	Senior Vice President, CRGI
Christopher D. Buchbinder	2007	Senior Vice President, CRGI
James B. Lovelace	2007	Senior Vice President, CRGI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/American Funds Global Bond Fund
Class A

The shares of the JNL/American Funds Global Bond Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds Global Bond Fund seeks a high level of total return through exclusive investment in the shares of the Global Bond Fund (“Master Global Bond Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.41%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.04%
Total Annual Fund Operating Expenses	1.70%
Less waiver/reimbursement2	0.55%
Total Annual Net Expenses	1.15%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.55%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$117	$482

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master Global Bond Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	86%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Global Bond Fund.

The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world.

The Master Fund seeks to provide you, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in bonds.  The Master Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars.  The Master Fund may invest substantially in securities of issuers domiciled outside the U.S., including issuers domiciled in developing countries.  Normally, the Master Fund’s debt obligations will consist substantially of investment-grade bond (rated Baa3 or better or BBB- or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser).. The Master Fund may also invest in lower quality, higher yielding debt securities.  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the Master Fund intends to limit its investments in the securities of any single issuer.

An investment in the Master Fund is subject to risks, including the possibility that the value of the Master Fund’s portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Feeder Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
High-yield bonds, lower-rated bond, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Global Bond Fund Annual Total Returns as of December 31

9.54%	3.60%	10.04%
2007	2008	2009

Best Quarter (ended 9/30/2009): 7.22%; Worst Quarter (ended 9/30/2008): -4.19%

Master Global Bond Fund Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 4, 2006
Class 1	10.04%	7.92%
Barclays Capital Global Aggregate Index	6.93%	7.10%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 167 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark H. Dalzell	2006	Senior Vice President, CRMC
Thomas H. Hogh	2006	Senior Vice President, CRMC
James R. Mulally	2008	Senior Vice President, CRMC

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/American Funds Global Small Capitalization Fund
Class A

The shares of the JNL/American Funds Global Small Capitalization Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds Global Small Capitalization Fund seeks growth of capital over time through exclusive investment in the shares of the Global Small Capitalization Fund (“Master Global Small Capitalization Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.62%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.05%
Total Annual Fund Operating Expenses	1.92%
Less waiver/reimbursement2	0.60%
Total Annual Net Expenses	1.32%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.60%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Feeder Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$134	$545

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master Global Small Capitalization Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	55%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Global Small Capitalization Fund.  Normally, the Master Global Small Capitalization Fund invests at least 80% of its net assets in stocks and other equity-type securities of smaller companies located around the world.  The Master Global Small Capitalization Fund currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less.

The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks.  Investors in the Master Global Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Feeder Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Global Small Capitalization Fund Annual Total Returns as of December 31

-16.33%	-12.63%	-18.83%	53.92%	21.13%	25.66%	24.35%	21.73%	-53.39%	61.63%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 29.27%; Worst Quarter (ended 12/31/2008): -31.20%

Master Global Small Capitalization Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	10 years
Class 1	61.63%	7.46%	4.72%
S&P Global <$3 Billion Index	50.67%	5.43%	7.36%
MSCI All Country World Small Cap Index	51.30%	5.24%	6.10%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 171 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Gordon Crawford	1998	Senior Vice President, CRGI
Mark E. Denning	1988	Senior Vice President, CRGI
J. Blair Frank	2003	Senior Vice President, CRGI
Harold H. La	2008	Senior Vice President, CRGI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/American Funds Growth-Income Fund
Class A

The shares of the JNL/American Funds Growth-Income Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds Growth-Income Fund seeks capital appreciation and income through exclusive investment in the shares of the Growth-Income Fund (“Master Growth-Income Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.02%
Total Annual Fund Operating Expenses	1.40%
Less waiver/reimbursement2	0.40%
Total Annual Net Expenses	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.40%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Feeder Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$102	$404

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master Growth-Income Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	24%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Growth-Income Fund.  The Master Growth-Income Fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Normally, the Master Growth-Income Fund invests up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard & Poor’s 500 Composite Index.

The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Feeder Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Income risk – Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Growth-Income Fund Annual Total Returns as of December 31

8.24%	2.78%	-18.15%	32.76%	10.66%	6.08%	15.51%	5.32%	-37.68%	31.54%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 16.97%; Worst Quarter (ended 12/31/2008): -21.91%

Master Growth-Income Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	10 years
Class 1	31.54%	1.13%	3.54%
S&P 500 Index	26.46%	0.42%	-0.95%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 175 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
James K. Dunton	1984	Senior Vice President, CRGI
J. Blair Frank	2006	Senior Vice President, CRGI
Claudia P. Huntington	1994	Senior Vice President, CRGI
Donald D. O’Neal	2005	Senior Vice President, CRGI
C. Ross Sappenfield	1999	Senior Vice President, CRGI
Dylan J. Yolles	2005	Senior Vice President, CRGI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/American Funds International Fund
Class A

The shares of the JNL/American Funds International Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds International Fund seeks capital appreciation through exclusive investment in the shares of the International Fund (“Master International Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.05%
Total Annual Fund Operating Expenses	1.80%
Less waiver/reimbursement2	0.55%
Total Annual Net Expenses	1.25%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.55%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$127	$513

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master International Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	46%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master International Fund.  The Master International Fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States.  The Master Fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The Master Fund is designed for investors seeking capital appreciation through stocks.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Feeder Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master International Fund Annual Total Returns as of December 31

-21.85%	-19.73%	-14.58%	35.12%	19.66%	21.75%	19.33%	20.30%	-42.01%	43.50%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.52%; Worst Quarter (ended 12/31/2008): -20.81%

Master International Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	10 years
Class 1	43.50%	7.78%	2.34%
MSCI All Country World ex-USA Index	42.14%	6.30%	3.12%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 179 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Sung Lee	2006	Senior Vice President, CRGI
Jesper Lyckeus	2007	Senior Vice President, CRGI
Christopher M. Thomsen	2006	Senior Vice President, CRGI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/American Funds New World Fund
Class A

The shares of the JNL/American Funds New World Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds New World Fund seeks capital appreciation through exclusive investment in the shares of the New World Fund (“Master New World Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.97%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.06%
Total Annual Fund Operating Expenses	2.28%
Less waiver/reimbursement2	0.80%
Total Annual Net Expenses	1.48%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.80%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$151	$636

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master New World Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	25%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master New World Fund.  The Master Fund is designed for investors seeking capital appreciation.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The Master Fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets.  The Master Fund may also invest in debt securities of issuers, including issuers of lower-rated bonds (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser), with exposure to these countries.  Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”  Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.  In determining whether a country is qualified, the Master Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.

In addition, the Master Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds (sometimes referred to as “junk bonds”) and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.  The Master Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Feeder Fund’s shares will change, and you could lose money by investing in the Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master New World Fund Annual Total Returns as of December 31

-12.43%	-3.99%	-5.45%	39.56%	19.07%	21.10%	32.88%	32.53%	-42.20%	49.95%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.00%; Worst Quarter (ended 12/31/2008): -22.22%

Master New World Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	10 years
Class 1	49.95%	13.07%	9.34%
MSCI All Country World Index	35.41%	3.64%	0.89%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 184 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
David C. Barclay	1999	Senior Vice President, CRMC
Carl M. Kawaja	1999	Fixed Income Senior Vice President, CWI
Robert W. Lovelace	1999	Senior Vice President, CWI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL Institutional Alt 20 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL Institutional Alt 20 Fund is long-term growth of capital and income through investment in other funds.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.81%
Total Annual Fund Operating Expenses	1.01%

* Because the Fund invests in the Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the anticipated initial allocations to the Underlying Funds. Actual amounts may be higher or lower than these shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$103	$322	$558	$1,236

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period
4/6/2009 – 12/31/2009	3%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.  See Underlying Funds and Traditional Asset Classes and Underlying Funds and Non-Traditional Asset Classes at page 187.

Traditional Asset Classes

U.S. Equity	International	Fixed Income
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	U.S. Investment Grade Index

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities Natural Resources	U.S. High Yield Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Absolute Return Global Tactical Asset Allocation (“GTAA”)

Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 25% to 35% in fixed income securities, 30% to 40% in U.S. equity securities, and 5% to 15% in international securities. Under normal conditions, the Fund allocates approximately 20% of its assets to Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Performance of a Fund will vary from year to year.  The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	2009	Vice President and Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL Institutional Alt 35 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL Institutional Alt 35 Fund is long-term growth of capital and income through investment in other funds.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.95%
Total Annual Fund Operating Expenses	1.15%

* Because the Fund invests in the Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the anticipated initial allocations to the Underlying Funds. Actual amounts may be higher or lower than these shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$117	$365	$633	$1,398

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period
4/6/2009 – 12/31/2009	6%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.  See Underlying Funds and Traditional Asset Classes and Underlying Funds and Non-Traditional Asset Classes at page 190.

Traditional Asset Classes

U.S. Equity	International	Fixed Income
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	U.S. Investment Grade Index

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities Natural Resources	U.S. High Yield Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Absolute Return Global Tactical Asset Allocation (“GTAA”)

Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 20% to 30% in fixed income securities, 25% to 35% in U.S. equity securities, and 5% to 15% in international securities.  Under normal conditions, the Fund allocates approximately 35% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	2009	Vice President and Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL Institutional Alt 50 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL Institutional Alt 50 Fund is long-term growth of capital and income through investment in other funds.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	1.10%
Total Annual Fund Operating Expenses	1.30%

** Because the Fund invests in the Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the anticipated initial allocations to the Underlying Funds. Actual amounts may be higher or lower than these shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$132	$412	$713	$1,568

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period
4/6/2009 – 12/31/2009	13%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.  See Underlying Funds and Traditional Asset Classes and Underlying Funds and Non-Traditional Asset Classes at page 193.

Traditional Asset Classes

U.S. Equity	International	Fixed Income
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	U.S. Investment Grade Index

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities Natural Resources	U.S. High Yield Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Absolute Return Global Tactical Asset Allocation (“GTAA”)

Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 15% to 25% in fixed income securities, 20% to 30% in U.S. equity securities, and 0% to 10% in international securities. Under normal conditions, the Fund allocates approximately 50% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underyling Fund that invests in non-tradtional asset classes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	2009	Vice President and Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL Institutional Alt 65 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL Institutional Alt 65 Fund is long-term growth of capital and income through investment in other funds.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	1.23%
Total Annual Fund Operating Expenses	1.43%

** Because the Fund invests in the Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the anticipated initial allocations to the Underlying Funds. Actual amounts may be higher or lower than these shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$146	$452	$782	$1,713

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period
4/6/2009 – 12/31/2009	24%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.  See Underlying Funds and Traditional Asset Classes and Underlying Funds and Non-Traditional Asset Classes at page 196.

Traditional Asset Classes

U.S. Equity	International	Fixed Income
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	U.S. Investment Grade Index

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities Natural Resources	U.S. High Yield Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Absolute Return Global Tactical Asset Allocation (“GTAA”)

Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 10% in fixed income securities, 15% to 25% in U.S. equity securities, and 0% to 10% in international securities.  Under normal conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-tradtional asset classes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	2009	Vice President and Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/AIM Global Real Estate Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Global Real Estate Fund is high total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.86%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.08%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$110	$343	$595	$1,317

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	65%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets   in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.  These companies include real estate investment trusts (“REITs”) or other real estate operating companies.

Investment in equity and debt securities of companies unrelated to the real estate industry are generally limited to securities that the portfolio managers believe are undervalued and have potential for growth of capital.  The Fund may purchase debt securities including U.S. Treasury and agency bonds and notes.  It may also invest up to 10% in non-investment grade debt securities (commonly known as “junk-bonds”).

The Fund also may engage in short sales of securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Real estate investment risk – An investment in the Fund will be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Short sales risk – Short sales could result in loses greater than the actual cost of the investment. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

36.68%	-15.01%	-35.71%	32.53%
2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 30.59%; Worst Quarter (ended 12/31/08): -35.39%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 2, 2005)
JNL/AIM Global Real Estate Fund (Class A)	32.53%	3.15%
FTSE EPRA/NAREIT Developed Real Estate Index	38.26%	2.57%

Portfolio Management
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)
Sub-Sub-Adviser:
Invesco Asset Management Ltd.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Joe Rodriguez, Jr.	2005	Lead Portfolio Manager
Mark Blackburn	2005	Portfolio Manager
James Trowbridge	2005	Portfolio Manager
Ping-Ying Wang	2006	Portfolio Manager
Paul Curbo	2007	Portfolio Manager
James Cowen	2008	Portfolio Manager
Darin Turner	2010	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/AIM International Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM International Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.06%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	27%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in a diversified portfolio of reasonably priced, quality international equity securities.  The Fund focuses its investments in marketable equity securities of foreign companies and will normally invest in the securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

At the present time, the Fund’s portfolio managers intend to invest no more than 20% of the Fund’s total assets in companies located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

The Fund may also purchase derivative securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-13.99%	-20.29%	-20.58%	28.53%	16.34%	10.69%	22.67%	9.70%	-40.94%	36.99%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 19.01%; Worst Quarter (ended 9/30/2002): -22.59%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/AIM International Growth Fund (Class A)	36.99%	3.80%	-0.19%
MSCI EAFE Growth Index	29.36%	3.65%	-1.31%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Clas Olsson	2007	Lead Portfolio Manager
Barrett Sides	2007	Lead Portfolio Manager
Shuxin Cao	2007	Senior Portfolio Manager
Matthew Dennis	2007	Portfolio Manager
Jason Holzer	2007	Senior Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/AIM Large Cap Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.98%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$100	$312	$542	$1,201

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	57%

Principal Investment Strategies. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies.  The Fund’s investments may include other securities, such as synthetic instruments.  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

The Fund may also invest up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-25.47%	30.02%	9.99%	7.23%	7.86%	15.75%	-37.66%	24.29%
2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 12.96%; Worst Quarter (ended 12/31/08): -19.35%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 29, 2001)
JNL/AIM Large Cap Growth Fund (Class A)	24.29%	0.73%	2.39%
Russell 1000 Growth Index	37.21%	1.63%	1.84%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Geoffrey Keeling	2001	Senior Portfolio Manager
Robert Shoss	2001	Senior Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/AIM Small Cap Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.17%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$119	$372	$644	$1,420

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	33%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.  The Fund’s investments may include other securities, such as synthetic and derivative instruments.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-27.32%	38.43%	6.86%	8.42%	14.49%	11.37%	-39.73%	34.80%
2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 21.01%; Worst Quarter (ended 12/31/08): -27.68%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 29, 2001)
JNL/AIM Small Cap Growth Fund (Class A)	34.80%	2.35%	4.21%
Russell 2000 Growth Index	34.47%	0.87%	4.35%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Juliet Ellis	2004	Senior Portfolio Manager & Chief Investment Officer
Juan Hartsfield	2004	Portfolio Manager
Clay Manley	2008	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Capital Guardian Global Balanced Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.02%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	78%

Principal Investment Strategies. The Fund seeks to meet its objective through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a blend of 65% equities and 35% fixed-income, but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed-income securities.

The Fund may also invest in debt securities of developing country (emerging market) issuers.

Consistent with the Fund’s objective the Fund may purchase derivative securities from time to time.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Deriviatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The Global Balanced Hybrid Composite is a hypothetical representation of the performance of the Fund’s general investment categories using a weighting of 65% equities and 35% bonds.  The following indexes are used to calculate the composite index: the MSCI All Country World Index, 65% and the Barclays Capital Global Aggregate Bond Index, 35%.

To create a more representative return comparison, 65% of the Fund’s return is benchmarked to the MSCI All Country World Index and the remaining 35% is benchmarked to the Barclays Capital Global Aggregate Bond Index.

Annual Total Returns as of December 31

Class A

-4.49%	-6.57%	13.73%	9.42%	10.09%	10.79%	7.96%	-28.29%	22.48%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 13.30%; Worst Quarter (ended 12/31/08): -13.78%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (May 1, 2000)
JNL/Capital Guardian Global Balanced Fund (Class A)	22.48%	2.95%	2.41%
MSCI All Country World Index	34.63%	3.10%	0.74%
Barclays Capital Global Aggregate Bond Index	6.93%	4.55%	7.01%
Global Balanced Hybrid Composite	24.71%	3.96%	3.18%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark A. Brett	2007	Director and Senior Vice President of Capital International Limited
Michael Cohen	2009	Director and Senior Vice President for Capital International Limited
Mark H. Dalzell	2007	Vice President for Capital International Limited
David I. Fisher	2007	Chairman of the Board
Laurentius Harrer	2007	Senior Vice President
Nancy J. Kyle	2007	Vice Chair of the Board
Robert H. Neithart	2007	Director and Senior Vice President
Wesley K.-S. Phoa	2008	Senior Vice President of Capital International Research
Lionel M. Sauvage	2007	Senior Vice President
Alan J. Wilson	2007	Director and Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Capital Guardian Global Diversified Research Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Diversified Research Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.88%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.10%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$112	$350	$606	$1,340

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	85%

Principal Investment Strategies. The Fund seeks to meet its objective by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

The Fund may also invest in equity securities of developing country emerging market issuers.

Consistent with the Fund’s objective the Fund may purchase derivative securities from time to time.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-18.28%	-23.50%	-27.12%	23.97%	11.36%	1.91%	13.31%	20.65%	-42.52%	38.32%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.25%; Worst Quarter (ended 12/31/08): -24.89%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Capital Guardian Global Diversified Research Fund (Class A)	38.32%	2.07%	-3.55%
MSCI All Country World Index	34.63%	3.10%	0.42%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
G. Ernest Nutter	2009	Vice President of Capital International Research, Inc.

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Capital Guardian U.S. Growth Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian U.S. Growth Equity Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.99%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$101	$315	$547	$1,213

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	55%

Principal Investment Strategies. The Fund seeks to meet its objective by investing at least 80% of its assets in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S., (including American Depositary Receipts (“ADRs”), and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-20.97%	-30.18%	-29.76%	35.46%	11.67%	4.67%	4.60%	9.73%	-40.92%	34.91%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 17.92%; Worst Quarter (ended 12/31/08): -27.62%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Capital Guardian U.S. Growth Equity Fund (Class A)	34.91%	-0.86%	-5.61%
Russell 1000® Growth Index	37.21%	1.63%	-3.99%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Todd S. James	2007	Director and Senior Vice President
Eric H. Stern	2007	Director and Senior Vice President
Alan J. Wilson	2007	Director and Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit Suisse Global Natural Resources Fund)
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Credit Suisse Commodity Securties Fund is long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.05%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$107	$334	$579	$1,283

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	108%

Principal Investment Strategies. The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.  The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities.  To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals.  To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities.  These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options.  The Fund may hold a portion of its portfolio in fixed-income securities.  The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio.  One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the “Natural Resources Portfolio.”  The other portfolio will focus on investments in commodity instruments; the “Commodities Portfolio.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Returns shown for the period prior to June 15, 2009 reflect the results achieved by the Fund’s previous investment strategy.

The S&P 500 Index is the Standard & Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

Effective May 7, 2009, UBS AG acquired the Dow Jones-AIG Commodity (Total Return) Index and renamed it Dow Jones-UBS Commodity Index.  The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (“LME”).

The MSCI World Composite Index is an index of indices with similar objectives as the Natural Resources Portfolio’s general investment categories. The following indexes are used to calculate the composite index: the MSCI Metals & Mining Index, 50%, MSCI Oil & Gas Index, 25%, MSCI Paper & Forest Index, 15%, and the MSCI Chemicals Index, 10%.

MSCI Metals & Mining Index is a global industry index for the metals and mining industry.

MSCI Oil & Gas Index is a global industry index for the oil and gas industry.

MSCI Paper & Forest Index is a global industry index for the paper and forest industry.

MSCI Chemicals Index is a global industry index for the chemicals industry.

Effective October 5, 2009, for consistency with the Fund’s strategy change, the Fund replaced the S&P 500 Index with the Dow Jones-UBS Commodity Index as its benchmark.
Annual Total Returns as of December 31

Class A

-51.30%	50.17%
2008	2009

Best Quarter (ended 6/30/2009): 21.22%; Worst Quarter (ended 9/30/2008): -35.60%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Credit Suisse Commodity Securities Fund (Class A)	50.17%	0.56%
S&P 500 Index	26.46%	-6.03%
Dow Jones-UBS Commodity Index	18.91%	-2.31%
MSCI World Composite Index	52.10%	1.06%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Credit Suisse Asset Management, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Jordan Low, CFA	2009	Director
Christopher Burton, CFA	2009	Director
Andrew B. Karsh	2009	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Credit Suisse Long/Short Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Credit Suisse Long/Short Fund is total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses*	0.39%
Acquired Fund Fees and Expenses**	0.01%
Total Annual Fund Operating Expenses	1.55%

* Other expenses are based on amounts incurred during the period ended December 31, 2009. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period were 0.29% and 0.08%, respectively.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
** Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$158	$490	$845	$1,845

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	909%

Principal Investment Strategies. The Fund’s principal investment strategy is to employ a proprietary, quantitative multi-factor model to select an equity portfolio with long-run average total returns greater than the benchmark Standard & Poor’s (“S&P”) 500 Index and with investment risk similar to the S&P 500 Index.  The investment strategy is quantitative in nature; the portfolio managers’ discretion is used to determine the selection and importance of factors in the multi-factor stock selection model.  The Fund’s active quantitative equity management strategy allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.  The strategy employed by this Fund is a natural expansion of enhanced indexing and long/short strategies, referred to as the U.S. Equity – Short Extension Strategy.  This strategy offers the portfolio management team increased flexibility to express their views on certain equities while maintaining—to a large degree—the S&P 500 Index’s risk factors, such as sector and industry exposures.

The Sub-Adviser generally employs complementary long and short stock positions around within the framework of full market exposure to the S&P 500 Index.  Long positions are typically held at up to 140% of the underlying stock portfolio, and the standards short limitation is relaxed to allow short positions of up to 40% of the underlying stock portfolio. The portfolio, including the net short positions, therefore, maintains an expected beta of one (1.0) in relation to the S&P 500 Index while seeking to achieve better performance through this technique, in the long-run, than the S&P 500 Index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Short sales risk – Short sales could result in loses greater than the actual cost of the investment. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•	Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, there is direct exposure to its risks.
•
Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-37.68%	24.86%
2008	2009

Best Quarter (ended 6/30/2009): 16.48%; Worst Quarter (ended 12/31/08): -21.56%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Credit Suisse Long/Short Fund (Class A)	24.86%	-5.57%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Credit Suisse Asset Management, LLC

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Jordan Low, CFA	2007	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Eagle Core Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Eagle Core Equity Fund is long-term growth through capital appreciation, and secondarily, current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.03%
Total Annual Fund Operating Expenses	0.99%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Class A
1 year	3 years	5 years	10 years
$101	$315	$547	$1,213

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	36%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $5 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate and long-term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

0.28%	-9.83%	-20.53%	24.54%	6.32%	3.37%	12.35%	0.59%	-39.04%	33.83%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 20.60%; Worst Quarter (ended 12/31/08): -24.10%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (September 16, 1996)
JNL/Eagle Core Equity Fund (Class A)	33.83%	-0.96%	-0.97%
S&P 500 Index	26.46%	0.42%	-0.95%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Eagle Asset Management, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard Skeppstrom	2001	Managing Director
John Jordan III	2001	Vice President
Craig Dauer	2001	Vice President
Robert Marshall	2001	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Eagle SmallCap Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.03%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$105	$328	$569	$1,259

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	67%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-13.25%	11.00%	-22.77%	39.97%	18.80%	2.52%	20.03%	12.14%	-38.34%	35.52%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2001): 24.69%; Worst Quarter (ended 12/31/08): -28.90%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (September 16, 1996)
JNL/Eagle SmallCap Equity Fund (Class A)	35.52%	2.89%	3.61%
Russell 2000 Growth Index	34.47%	0.87%	-1.37%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Eagle Asset Management, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Bert L. Boksen	1996	Senior Vice President, Managing Director & Portfolio Manager
Eric Mintz	2008	Assistant Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Founding Strategy Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Founding Strategy Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	1.07%
Total Annual Fund Operating Expenses	1.13%

* Because the Fund invests in the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Global Growth Fund, and the JNL/Franklin Templeton Mutual Shares Fund, the Fund indirectly bears its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the allocations to the Underlying Funds during the period ended December 31, 2009.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$115	$359	$622	$1,375

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	5%

Principal Investment Strategies. The Fund seeks to achieve its objective by making allocations (approximately 33 1/3%) of its assets and cash flows among the following three Underlying Funds:

•	JNL/Franklin Templeton Income Fund;
•	JNL/Franklin Templeton Global Growth Fund; and
•	JNL/Franklin Templeton Mutual Shares Fund.

These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

The investment policies of the Underlying Funds are described elsewhere in this Prospectus.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-36.13%	30.13%
2008	2009

Best Quarter (ended 6/30/2009): 17.96%; Worst Quarter (ended 12/31/08): -18.94%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Franklin Templeton Founding Strategy Fund (Class A)	30.13%	-5.78%
S&P 500 Index	26.46%	-6.03%
MSCI World Index	29.99%	-5.86%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Daniel W. Koors	2007	Senior Vice President & Chief Financial Officer
Lynn M. Mouser	2008	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Global Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Global Growth Fund is long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.89%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.11%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$113	$353	$612	$1,352

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	5%

Principal Investment Strategies. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

Depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Fund may use derivative strategies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-40.72%	31.06%
2008	2009

Best Quarter (ended 6/30/2009): 19.70%; Worst Quarter (ended 12/31/08): -21.36%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Franklin Templeton Global Growth Fund (Class A)	31.06%	-7.99%
MSCI World Index	29.99%	-5.86%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Templeton Global Advisors Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Cindy L. Sweeting, CFA	2007	President
Tucker Scott, CFA	2007	Executive Vice President
Lisa F. Myers, CFA	2007	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Income Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Income Fund is to maximize income while maintaining prospects for capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.02%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	39%

Principal Investment Strategies. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.  In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, healthcare and telecommunications.

The Fund may invest up to 25% of its assets in foreign securities, either directly or through depositary receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”).  As of September 30, 2009, approximately 55.2% of the Fund’s net assets were invested in lower-rated and comparable quality unrated debt securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

1.85%	-29.74%	32.92%
2007	2008	2009

Best Quarter (ended 6/30/2009): 17.16%; Worst Quarter (ended 9/30/2008): -14.65%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 1, 2006)
JNL/Franklin Templeton Income Fund (Class A)	32.92%	1.19%
S&P 500 Index	26.46%	-2.20%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.45%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisers, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward D. Perks, CFA	2006	Vice President
Charles B. Johnson	2006	Chairman of the Board

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton International Small Cap Growth Fund
(formerly, JNL/Capital Guardian International Small Cap Fund)
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton International Small Cap Growth Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	1.35%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$137	$428	$739	$1,624

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	46%

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion.

Smaller international companies are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding (i) $5 billion or the equivalent in local currencies, or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) EAFE Small Cap Index, whichever is greater, at the time of purchase.  The MSCI EAFE Small Cap Index is designed to measure the equity market small cap segment performance in the global developed markets, excluding the U.S. and Canada.

The Fund considers international companies to be those organized under the laws of a country outside of the United States or having a principal office in a country outside of the United States, or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the United States.  The Fund may invest in emerging market countries.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-54.00%	52.93%
2008	2009

Best Quarter (ended 6/30/2009): 32.48%; Worst Quarter (ended 12/31/08): -26.90%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/Franklin Templeton International Small Cap Growth Fund (Class A)	52.93%	-16.11%
MSCI EAFE Small Cap Index	46.78%	-12.87%
S&P Developed ex-U.S. (under $2 billion) Index	45.70%	-12.91%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Templeton Institutional, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edwin Lugo CFA	2010	Vice President
David Glazer CFA	2010	Research Analyst

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Mutual Shares Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Mutual Shares Fund is capital appreciation, which may occasionally be short-term, and secondarily, income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.06%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.13%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$115	$359	$622	$1,375

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	61%

Principal Investment Strategies. Under normal market conditions, the Fund invests mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion in smaller companies.

The Fund intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Risk arbitrage securities and distressed companies risk – Companies involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers and distressed companies present significant t risks that any restructuring may not be successful and become reduced in value or worthless.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-37.90%	26.74%
2008	2009

Best Quarter (ended 6/30/2009): 16.97%; Worst Quarter (ended 12/31/08): -21.63%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Franklin Templeton Mutual Shares Fund (Class A)	26.74%	-7.72%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Mutual Advisers, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Peter A. Langerman	2007	President and Chief Executive Officer
Deborah A. Turner, CFA	2007	Portfolio Manager
F. David Segal, CFA	2007	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Small Cap Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Small Cap Value Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.18%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$120	$375	$649	$1,432

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	2%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in investments of small capitalization companies.  The Sub-Adviser deems small capitalization companies are companies with market capitalizations (the market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.

The Fund invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation.  Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities.

In choosing investments that are undervalued, the Fund’s manager focuses on companies that have one or more of the following characteristics:

•	Stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales -- all relative to the market, a company’s industry or a company's earnings history
•	Recent sharp price declines but the potential for good long-term earnings prospects, in the manager’s opinion
•
Valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

The Fund may invest up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

17.71%	-6.14%	-33.23%	33.80%
2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 24.17%; Worst Quarter (ended 12/31/08): -29.32%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 2, 2005)
JNL/Franklin Templeton Small Cap Value Fund (Class A)	33.80%	1.84%
Russell 2500TM Value Index	27.68%	2.01%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisory Services, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William J. Lippman	2005	President
Bruce C. Baughman, CPA	2005	Senior Vice President
Margaret McGee	2005	Vice President
Donald G. Taylor	2005	Senior Vice President
Y. Dogan Sahin	2007	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Core Plus Bond Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The primary investment objective of the JNL/Goldman Sachs Core Plus Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.69%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	0.92%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$94	$293	$509	$1,131

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	430%

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market (including non-investment grade securities), emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.  The Fund may also use derivative strategies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub-Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

7.28%	6.71%	8.38%	13.53%	6.91%	2.62%	4.77%	6.91%	-5.17%	14.16%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 5.88%; Worst Quarter (ended 9/30/2008): -2.81%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Goldman Sachs Core Plus Bond Fund (Class A)	14.16%	4.47%	6.48%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.
Sub-Sub-Adviser:
Goldman Sachs Asset Management International

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael Swell	2007	Managing Director
James B. Clark	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Emerging Markets Debt Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Goldman Sachs Emerging Markets Debt Fund is a high level of total return consisting of income and capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.05%
Total Annual Fund Operating Expenses	1.16%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$118	$368	$638	$1,409

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	94%

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging market risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub-Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

23.06%
2009

Best Quarter (ended 6/30/2009): 12.46%; Worst Quarter (ended 3/31/2009): 0.41%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)	23.06%	15.12%
JPMorgan GBI EM Global Diversified Index	21.98%	18.73%

 Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.
Sub-Sub-Adviser:
Goldman Sachs Asset Management International

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Samuel Finkelstein	2008	Managing Director
Richardo Penfold	2008	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Mid Cap Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Goldman Sachs Mid Cap Value Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.83%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.04%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	113%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.

If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

The Fund may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries.

The Fund may also invest in derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•	Investments in initial public offerings of securities (“IPO”s) – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

15.73%	2.80%	-36.09%	32.65%
2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 19.27%; Worst Quarter (ended 12/31/08): -23.79%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 2, 2005)
JNL/Goldman Sachs Mid Cap Value Fund (Class A)	32.65%	3.02%
Russell Midcap Value Index	34.21%	2.39%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Dolores Bamford	2005	Managing Director
Andrew Braun	2005	Managing Director
Scott Carroll	2005	Managing Director
Sean Gallagher	2005	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Ivy Asset Strategy Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	1.29%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$131	$409	$708	$1,556

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	16%

Principal Investment Strategies. The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

The Fund may invest up to 100% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Ivy Investment Management Company (“IICO”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael L. Avery	2009	Chief Investment Officer & Executive Vice President
Ryan F. Caldwell	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/JPMorgan International Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.04%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	92%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.  In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear overvalued.

The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-15.45%	-20.33%	-26.59%	39.43%	22.54%	18.57%	31.98%	11.97%	-44.49%	30.17%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 25.26%; Worst Quarter (ended 9/30/2002): -24.76%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/JPMorgan International Value Fund (Class A)	30.17%	4.83%	0.68%
MSCI EAFE Value Index	34.23%	3.36%	3.53%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Jeroen Huysinga	1998	Managing Director
Gerd Woort-Menker	1998	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/JPMorgan MidCap Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan MidCap Growth Fund is to seek capital growth over the long-term.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.02%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	82%

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase.

The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may also invest up to 20% of its total assets in all types of foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment style growth risk – Growth stock prices frequently already reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-34.74%	-40.19%	-29.21%	35.65%	18.00%	6.16%	12.06%	7.96%	-44.44%	42.96%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 16.88%; Worst Quarter (ended 3/31/2001): -32.74%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/JPMorgan MidCap Growth Fund (Class A)	42.96%	0.40%	-7.65%
Russell Midcap Growth Index	46.29%	2.40%	-0.52%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Christopher M.V. Jones	2007	Managing Director
Tim Parton	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan U.S. Government & Quality Bond Fund is to obtain a high level of current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.74%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$76	$237	$411	$918

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	12%

Principal Investment Strategies. The Fund under normal circumstances invests at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments. The Sub-Adviser actively manages the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection.  Mortgage-backed securities selections are determined by reference to mathematical models that reflect certain payment assumptions and estimates of future economic factors.  The Fund may also invest in high-quality corporate debt securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Mortgage-backed and mortgage-related securities risk– Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

11.50%	6.92%	11.47%	1.18%	3.85%	2.35%	3.25%	6.38%	6.53%	3.69%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2002): 6.54%; Worst Quarter (ended 6/30/2004): -2.47%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)	3.69%	4.43%	5.66%
Barclays Capital U.S. Government Bond Index	-2.20%	4.87%	6.17%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael Sais	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Lazard Emerging Markets Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Lazard Emerging Markets Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.29%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$131	$409	$708	$1,556

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	49%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries and that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

31.81%	-50.05%	71.74%
2007	2008	2009

Best Quarter (ended 6/30/2009): 34.31%; Worst Quarter (ended 12/31/08): -32.32%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 1, 2006)
JNL/Lazard Emerging Markets Fund (Class A)	71.74%	6.10%
MSCI Emerging Markets Index	78.51%	6.81%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Lazard Asset Management LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John R. Reinsberg	2006	Deputy Chairman
James Donald	2006	Portfolio Manager/Analyst
Rohit Chopra	2007	Portfolio Manager/Analyst
Erik McKee	2008	PortfolioManager/Analyst

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Lazard Mid Cap Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Lazard Mid Cap Equity Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.04%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	79%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

25.37%	13.24%	-14.08%	28.89%	24.72%	8.81%	14.56%	-2.61%	-38.96%	39.65%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 21.77%; Worst Quarter (ended 12/31/08): -27.15%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/Lazard Mid Cap Equity Fund (Class A)	39.65%	0.69%	7.33%
Russell MidCap® Index	40.48%	2.43%	4.98%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Lazard Asset Management LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Christopher Blake	1998	Managing Director
Andrew Lacey	1998	Deputy Chairman
Robert A. Failla	2005	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/M&G Global Basics Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/M&G Global Basics Fund is to maximize long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.22%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$124	$387	$670	$1,477

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	43%

Principal Investment Strategies. The Fund seeks to invest in companies operating in basic industries (“primary” and “secondary” industries) as further described below and also in companies that service these industries.  The Fund may also invest in other global equities.

The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

46.88%
2009

Best Quarter (ended 6/30/2009): 24.51%; Worst Quarter (ended 3/31/2009): -8.91%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/M&G Global Basics Fund (Class A)	46.88%	18.76%
FTSE World Index	34.38%	12.66%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
M&G Investment Management Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Graham French	2008	Global Fund Equity Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/M&G Global Leaders Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/M&G Global Leaders Fund is to maximize long-term total return (the combination of income and growth of capital).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.22%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$124	$387	$670	$1,477

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	39%

Principal Investment Strategies. The Fund seeks to invest in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.

The investment strategy of the Fund is to identify those companies and stocks that represent the best investments from the global universe of companies in all sectors, countries and size ranges.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

37.43%
2009

Best Quarter (ended 6/30/2009): 22.88%; Worst Quarter (ended 3/31/2009): -9.46%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/M&G Global Leaders Fund (Class A)	37.43%	11.86%
FTSE World Index	34.38%	12.66%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
M&G Investment Management Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Aled Smith	2008	Global Equity Fund Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management 10 x 10 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management 10 x 10 Fund is capital appreciation and income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.05%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.63%
Total Annual Fund Operating Expenses	0.69%

* Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the allocations to the Underlying Funds during the period ended December 31, 2009.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$70	$221	$384	$859

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	11%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of the following Funds (“Underlying Funds”):

➢	50% in the JNL/Mellon Capital Management JNL 5 Fund;
➢	10% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	10% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	10% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	10% in the JNL/Mellon Capital Management International Index Fund; and
➢	10% in the JNL/Mellon Capital Management Bond Index Fund.

The investment policies of the Underlying Funds are described elsewhere in this Prospectus and in the Prospectus of JNL Variable Fund LLC.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Underlying funds risk– The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-36.25%	24.59%
2008	2009

Best Quarter (ended 6/30/2009): 18.13%; Worst Quarter (ended 12/31/08): -22.40%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (April 30, 2007)
JNL/Mellon Capital Management 10 x 10 Fund (Class A)	24.59%	-8.54%
Russell 3000 Index	28.34%	-7.88%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Daniel W. Koors	2007	Senior Vice President & Chief Financial Officer
Lynn M. Mouser	2008	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Index 5 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Index 5 Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.05%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.62%
Total Annual Fund Operating Expenses	0.68%

* Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the allocations to the Underlying Funds during the period ended December 31, 2009.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$69	$218	$379	$847

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	8%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of the following Funds (“Underlying Funds”):

➢	20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	20% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	20% in the JNL/Mellon Capital Management International Index Fund; and
➢	20% in the JNL/Mellon Capital Management Bond Index Fund.

The investment policies of the Underlying Funds are described elsewhere in this Prospectus.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Underlying funds risk– The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-29.87%	25.16%
2008	2009

Best Quarter (ended 6/30/2009): 16.12%; Worst Quarter (ended 12/31/08): -17.98%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (April 30, 2007)
JNL/Mellon Capital Management Index 5 Fund (Class A)	25.16%	-4.76%
Russell 3000 Index	28.34%	-7.88%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Daniel W. Koors	2007	Senior Vice President & Chief Financial Officer
Lynn M. Mouser	2008	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management European 30 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management European 30 Fund is to provide capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	65%

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date will be on or about January 1of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

41.03%
2009

Best Quarter (ended 6/30/2009): 27.11%; Worst Quarter (ended 3/31/2009): -15.83%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Mellon Capital Management European 30 Fund (Class A)	41.03%	17.19%
MSCI Europe Index	35.83%	12.44%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2008	Managing Director
Richard A. Brown	2008	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Pacific Rim 30 Fund is to provide capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	47%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The next Stock Selection Date will be on or about January 1of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

24.15%
2009

Best Quarter (ended 6/30/2009): 26.42%; Worst Quarter (ended 3/31/2009): -13.65%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Mellon Capital Management Pacific Rim 30 Fund (Class A)	24.15%	15.26%
MSCI Pacific Index	24.18%	10.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2008	Managing Director
Richard A. Brown	2008	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management S&P 500 Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500® Index.  The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.61%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	4%

Principal Investment Strategies. The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the S&P 500 Index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals and other receivables.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

27.79%	10.06%	4.37%	15.08%	4.90%	-37.64%	25.97%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 15.82%; Worst Quarter (ended 12/31/08): -22.46%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management S&P 500 Index Fund (Class A)	25.97%	-0.21%	1.02%
S&P 500 Index	26.46%	0.42%	1.62%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P MidCap 400 Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.61%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	14%

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P MidCap 400 Index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index.  The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P MidCap 400 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share prices of the securities owned.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals and other receivables.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

34.55%	15.79%	11.98%	9.69%	7.45%	-37.58%	38.03%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 20.11%; Worst Quarter (ended 12/31/08): -26.84%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class A)	38.03%	2.60%	5.44%
S&P MidCap 400 Index	37.38%	3.27%	6.08%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Small Cap Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000® Index1.  The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.62%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$63	$199	$346	$774

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	17%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities.

To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

45.88%	17.42%	4.22%	17.49%	-2.11%	-35.01%	27.54%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 22.99%; Worst Quarter (ended 12/31/08): -27.33%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management Small Cap Index Fund (Class A)	27.54%	-0.13%	3.99%
Russell 2000 Index	27.17%	0.51%	4.60%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

1 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management International Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East (“EAFE”) Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.44%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.69%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$70	$221	$384	$859

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	2%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals and other receivables, and to facilitate meeting the Fund’s objectives.  For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Index.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

37.31%	19.49%	13.31%	25.58%	10.39%	-42.92%	29.28%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 25.22%; Worst Quarter (ended 12/31/08): -20.69%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management International Index Fund (Class A)	29.28%	3.00%	6.44%
MSCI EAFE Index	31.78%	3.54%	7.00%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Bond Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.  The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.61%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	87%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in fixed-income securities that seek to match the performance and characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices.  This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market.  Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts.  Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund’s Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Barclays Capital U.S. Aggregate Bond Index.

The Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

2.87%	3.74%	1.85%	3.64%	6.43%	3.79%	5.65%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2002): 4.79%; Worst Quarter (ended 6/30/2004): -2.61%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management Bond Index Fund (Class A)	5.65%	4.26%	4.57%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	5.27%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
David C. Kwan	2004	Managing Director
Lowell Bennett	2004	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Global Alpha Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.15%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.37%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$139	$434	$750	$1,646

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
9/28/2009 – 12/31/2009	0%

Principal Investment Strategies. The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund’s investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.  The Fund ordinarily invests in at least three countries.

The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund’s portfolio managers to implement investment decisions quickly and cost-effectively.  The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Performance of a Fund will vary from year to year.  The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Helen Potter, CFA	2009	Managing Director
Vassilis Dagioglu	2009	Managing Director
James Stavena	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Oppenheimer Global Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.07%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$109	$340	$590	$1,306

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	21%

Principal Investment Strategies. The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Cyclical opportunities risk – Seeking tactical advantage of changes in the business cycle evidencing growth potential, short-term market movements or changes affecting particular issuers or industries presents the risk that the anticipated changes do not occur, and the value of the stock could fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-22.33%	40.56%	17.93%	13.74%	16.96%	6.33%	-40.86%	39.42%
2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 22.66%; Worst Quarter (ended 12/31/08): -22.28%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (April 30, 2001)
JNL/Oppenheimer Global Growth Fund (Class A)	39.42%	3.12%	3.89%
MSCI World Index	29.99%	2.01%	2.14%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
OppenheimerFunds, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Rajeev Bhaman	2004	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/PAM Asia ex-Japan Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PAM Asia ex-Japan Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.28%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$130	$406	$702	$1,545

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	39%

Principal Investment Strategies. The Fund seeks to achieve its objective of long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

The Asia ex-Japan region includes, but is not limited to, the following countries: Korea; Taiwan; Hong Kong; Philippines; Thailand; Malaysia; Singapore; Indonesia; People’s Republic of China; India; Pakistan, and Vietnam.  The Fund may also invest in depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Asia ex-Japan concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Asia ex-Japan countries and to be more volatile than the performance of more geographically diversified funds.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-50.09%	69.59%
2008	2009

Best Quarter (ended 6/30/2009): 41.35%; Worst Quarter (ended 9/30/2008): -23.88%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/PAM Asia ex-Japan Fund (Class A)	69.59%	-8.60%
MSCI Asia ex-Japan Index	72.07%	-9.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Prudential Asset Management (Singapore) Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Kannan Venkataramani	2007	Investment Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/PAM China-India Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PAM China-India Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.03%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.34%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$136	$425	$734	$1,613

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	73%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing normally, 80% of its assets  in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The investments of the Fund include, but are not limited to, listed securities in the regulated market, which operates regularly and is recognized, depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The MSCI China-India Composite Index is a hypothetical representation of the performance of the MSCI China Index and MSCI India Index.  The index weightings of MSCI Composite Index are MSCI China India, 50% and MSCI India Index, 50%.

Annual Total Returns as of December 31

Class A

-57.62%	82.27%
2008	2009

Best Quarter (ended 6/30/2009): 45.45%; Worst Quarter (ended 12/31/08): -24.06%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/PAM China-India Fund (Class A)	82.27%	-11.77%
MSCI China Index	62.29%	-12.27%
MSCI India Index	102.81%	-12.64%
MSCI China-India Composite Index	83.10%	-11.60%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Prudential Asset Management (Singapore) Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
DR Rao	2007	Investment Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/PIMCO Real Return Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PIMCO Real Return Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%
Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$83	$259	$450	$1,002

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	722%

Principal Investment Strategies. The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.  The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.  The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.  The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index.  For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of the inflation-indexed portfolio.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.  The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as futures, options, forward contracts or swap agreements, or in mortgage or asset-backed securities.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-3.73%	17.25%
2008	2009

Best Quarter (ended 3/31/2008): 5.77%; Worst Quarter (ended 9/30/2008): -4.89%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/PIMCO Real Return Fund (Class A)	17.25%	7.89%
Barclays Capital U.S. TIPS Index	11.41%	7.00%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mihir Wohar	2007	Executive Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/PIMCO Total Return Bond Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$83	$259	$450	$1,002

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	177%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

11.75%	9.52%	8.85%	4.78%	4.45%	2.40%	3.38%	8.25%	0.40%	15.45%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 6.71%; Worst Quarter (ended 9/30/2008): -3.54%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/PIMCO Total Return Bond Fund (Class A)	15.45%	5.84%	6.83%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William H. Gross	2004	Managing Director & Chief Investment Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/PPM America High Yield Bond Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	0.82%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	50%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  For purpose of satisfying the 80% requirement, the Fund may also invest in derivative instruments (such as options, futures contracts or swap agreements, including credit default swaps) that have economic characteristics similar to the fixed income instruments mentioned above.

The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-4.67%	5.33%	5.76%	25.79%	8.22%	1.69%	10.51%	-1.10%	-30.75%	46.30%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 18.82%; Worst Quarter (ended 12/31/08): -19.99%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/PPM America High Yield Bond Fund (Class A)	46.30%	2.40%	4.99%
BofA Merrill Lynch High Yield Master II Constrained Index	58.10%	6.39%	6.66%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Anthony Balestrieri	2007	Senior Managing Director
Scott B. Richards	2008	Senior Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/PPM America Mid Cap Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America Mid Cap Value Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.07%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$109	$340	$590	$1,306

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	89%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell MidCap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

47.38%
2009

Best Quarter (ended 6/30/2009): 34.21%; Worst Quarter (ended 12/31/08): -28.39%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (March 31, 2008)
JNL/PPM America Mid Cap Value Fund (Class A)	47.38%	-9.46%
Russell MidCap Value Index	34.21%	-5.58%
Russell MidCap Index	4.48%	-5.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard S. Brody, CFA	2008	Executive Vice President
Samuel A. Yee, CFA	2008	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2008	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/PPM America Small Cap Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America Small Cap Value Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.06%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	114%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.

If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

33.97%
2009

Best Quarter (ended 6/30/2009): 27.25%; Worst Quarter (ended 3/31/2009): -18.66%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (March 31, 2008)
JNL/PPM America Small Cap Value Fund (Class A)	33.97%	-9.09%
S&P SmallCap 600/Citigroup Value Index	22.85%	4.30%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard S. Brody, CFA	2008	Executive Vice President
Samuel A. Yee, CFA	2008	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2008	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/PPM America Value Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America Value Equity Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$88	$274	$477	$1,061

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	63%

Principal Investment Strategies. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.  For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

6.96%	-6.32%	-19.87%	24.55%	9.76%	4.91%	13.03%	-5.63%	-47.21%	44.58%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 28.59%; Worst Quarter (ended 12/31/08): -24.11%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/PPM America Value Equity Fund (Class A)	44.58%	-3.11%	-0.64%
S&P500/Citigroup Value Index	21.18%	-0.81%	0.82%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard S. Brody, CFA	2007	Executive Vice President
Samuel A. Yee, CFA	2007	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2007	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Red Rocks Listed Private Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Red Rocks Listed Private Equity Fund is to seek to maximum total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	1.21%
Total Annual Fund Operating Expenses	2.41%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other investment companies, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$244	$751	$1,285	$2,746

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	34%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicles whose purpose is to invest in privately held companies.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

40.33%
2009

Best Quarter (ended 6/30/2009): 45.51%; Worst Quarter (ended 3/31/2009): -22.67%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Red Rocks Listed Private Equity Fund (Class A)	40.33%	-13.65%
S&P Listed Private Equity Index	61.65%	-7.30%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Red Rocks Capital LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Adam Goldman	2008	Co-Founder & Managing Director
Mark Sunderhuse	2008	Co-Founder & Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Select Balanced Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	54%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

The Balanced Composite Index is a hypothetical representation of the performance of the Fund’s general investment categories using a weighting of 65% equity and 35% bond.  The following indexes are used to calculate the composite index:  the S&P 500 Index, 65% and the Barclays Capital U.S. Aggregate Bond Index, 35%.

Annual Total Returns as of December 31

Class A

8.25%	10.57%	-1.93%	21.57%	10.88%	5.30%	13.65%	7.49%	-20.79%	19.78%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 12.67%; Worst Quarter (ended 12/31/08): -11.46%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Select Balanced Fund (Class A)	19.78%	4.07%	6.80%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%
Balanced Composite Index	19.42%	2.28%	1.87%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward P. Bousa, CFA	2004	Senior Vice President
Christopher L. Gootkind, CFA	2006	Vice President
John C. Keogh	2004	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Select Money Market Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver	0.09%
Net Expenses	0.48%

JNAM has contractually agreed to waive fees and reimburse expenses of the Fund through December 31, 2010 to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  For additional information about the waiver and any reimbursement, please turn to “Management of the Trust: Management Fee” on page 369.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$49	$174	$309	$705

Principal Investment Strategies. The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; ii) time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions; iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); iv) obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The Fund may invest more than 25% of its assets in the banking industry.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

The Fund attempts to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

The 7-day yield of Class A on December 31, 2009, was 0.00%.

Annual Total Returns as of December 31

Class A

5.83%	3.45%	1.07%	0.46%	0.78%	2.71%	4.48%	4.76%	2.20%	0.15%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2000): 1.50%; Worst Quarter (ended 6/30/2009, 9/30/2009, and 12/31/2009): 0.00%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Select Money Market Fund (Class A)	0.15%	2.85%	2.57%
BofA Merrill Lynch Treasury Bill Index (3 month)	0.21%	3.02%	2.99%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/Select Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Value Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.83%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$85	$265	$460	$1,025

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	42%

Principal Investment Strategies. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion).

The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

34.80%	14.77%	8.15%	20.86%	7.90%	-33.35%	23.98%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 19.83%; Worst Quarter (ended 12/31/08): -19.22%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (September 30, 2002)
JNL/Select Value Fund (Class A)	23.98%	3.11%	9.86%
Russell 1000 Value Index	19.69%	-0.25%	7.00%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen H. Grimes, CFA	2004	Senior Vice President
Ian R. Link, CFA	2008	Vice President
W. Michael Reckmeyer, III, CFA	2008	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Established Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$93	$290	$504	$1,120

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	62%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in common stocks.   The Fund concentrates its investments in well-established growth companies.  The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives.

The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-0.34%	-10.23%	-23.33%	30.54%	9.89%	6.09%	13.70%	10.12%	-42.85%	43.49%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 16.16%; Worst Quarter (ended 12/31/08): -24.30%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/T. Rowe Price Established Growth Fund (Class A)	43.49%	1.73%	0.70%
Russell 1000 Growth Index	37.21%	1.63%	-3.99%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
P. Robert Bartolo	2007	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.02%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	32%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the Sub-Adviser expects to grow at a faster rate than the average company.

The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the Russell MidCap® Growth Index.  The market cap of companies in the Fund’s portfolio and the Russell MidCap® Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range.

In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.  The Fund may also invest up to 25% of its assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

7.16%	-1.49%	-21.93%	38.60%	18.03%	14.10%	6.76%	17.26%	-40.68%	46.93%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2001): 21.17%; Worst Quarter (ended 12/31/08): -26.44%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)	46.93%	4.48%	5.31%
Russell MidCap® Growth Index	46.29%	2.40%	-0.52%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Brian W.H. Berghuis, CFA	1995	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.53%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.05%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	102%

Principal Investment Strategies. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three (3) years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

Within this broad structure, investment decisions reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices and yields of the various securities.  For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund’s program) that would provide higher yields and appreciation potential.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

4.82%	-5.97%	7.64%
2007	2008	2009

Best Quarter (ended 6/30/2009): 3.50%; Worst Quarter (ended 12/31/08): -2.63%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 1, 2006)
JNL/T. Rowe Price Short-Term Bond Fund (Class A)	7.64%	2.47%
Bof A Merrill Lynch 1-3 Year Treasury Index	0.78%	4.89%
Barclays Capital 1-3 Yr Government/Credit Index	1.41%	5.05%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward A. Wiese	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued.  Income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.76%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.97%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$99	$309	$536	$1,190

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	21%

Principal Investment Strategies. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund’s Sub-Adviser regards as undervalued.  Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies.  The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.
Annual Total Returns as of December 31

Class A

0.78%	-16.84%	29.97%	15.12%	6.07%	20.11%	0.85%	-40.47%	37.09%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.51%; Worst Quarter (ended 12/31/08): -27.56%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (May 1, 2000)
JNL/T. Rowe Price Value Fund (Class A)	37.09%	0.95%	4.14%
Russell 1000 Value Index	19.69%	-0.25%	2.52%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark S. Finn	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/S&P Competitive Advantage Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/S&P Competitive Advantage Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.72%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$74	$230	$401	$894

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	101%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identifying trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS excludes stocks with a S&P Quality Rank of B- or lower; and then,
•	Of the remaining, SPIAS selects the top 50 stocks as ranked by return on invested capital; and then,
•	SPIAS selects the 30 stocks with the lowest price to book multiple.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-29.40%	44.22%
2008	2009

Best Quarter (ended 9/30/2009): 16.71%; Worst Quarter (ended 12/31/08): -21.40%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/S&P Competitive Advantage Fund (Class A)	44.22%	0.51%
S&P 500 Index	26.46%	-10.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia (SPIAS)	2007	Vice President
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/S&P Dividend Income & Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/S&P Dividend Income & Growth Fund is primarily capital appreciation with a secondary focus on current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.72%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$74	$230	$401	$894

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	84%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•
First, from the companies included in the S&P 500 Index, SPIAS selects stocks with an S&P Quality Rank of B+ or better and an S&P Credit Rating of BBB+ or better.  If a total of 30 stocks do not pass the screens in a particular sector, the S&P Credit Rating hurdle will be lowered until a total of 30 stocks qualify; and then

•	SPIAS selects from each of ten economic sectors in the S&P 500 the three stocks with the highest Dividend Yield.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-25.93%	23.47%
2008	2009

Best Quarter (ended 9/30/2009): 27.30%; Worst Quarter (ended 3/31/2009): -20.60%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/S&P Dividend Income & Growth Fund (Class A)	23.47%	-5.25%
S&P 500 Index	26.46%	-10.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia (SPIAS)	2007	Vice President
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/S&P Intrinsic Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/S&P Intrinsic Value Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.72%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$74	$230	$401	$894

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	151%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, excluding financial companies, SPIAS selects stocks with a S&P Quality Rank of B or better and a S&P Credit Rating of BB- or better; and then
•	SPIAS selects only those stocks with a positive value of free cash flow; and then
•	SPIAS selects only those stocks with a decreasing amount of shares outstanding; and then
•	SPIAS selects the top 30 stocks as measured by highest free cash flow yield.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-35.84%	57.04%
2008	2009

Best Quarter (ended 9/30/2009): 33.53%; Worst Quarter (ended 12/31/08): -24.12%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/S&P Intrinsic Value Fund (Class A)	57.04%	-0.03%
S&P 500 Index	26.46%	-10.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia (SPIAS)	2007	Vice President
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/S&P Total Yield Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/S&P Total Yield Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.72%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$74	$230	$401	$894

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	126%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS selects stocks with a S&P Quality Rank of B or better; and then
•
SPIAS selects the 30 stocks with the highest S&P Total Yield.  S&P Total Yield is defined by taking the sum of the cash dividend, net cash used for stock repurchases and net cash used to retire debt divided by the company’s market capitalization.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-35.67%	42.88%
2008	2009

Best Quarter (ended 6/30/2009): 34.36%; Worst Quarter (ended 12/31/08): -29.89%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/S&P Total Yield Fund (Class A)	42.88%	-3.63%
S&P 500 Index	26.46%	-10.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia (SPIAS)	2007	Vice President
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/S&P 4 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/S&P 4 Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.05%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.72%
Total Annual Fund Operating Expenses	0.78%

* Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the allocations to the Underlying Funds during the period ended December 31, 2009.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$80	$249	$433	$966

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	12%

Principal Investment Strategies. The Fund seeks to achieve its objective by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

•	JNL/S&P Competitive Advantage Fund;
•	JNL/S&P Dividend Income & Growth Fund;
•	JNL/S&P Intrinsic Value Fund; and
•	JNL/S&P Total Yield Fund.

The investment policies of the Underlying Funds are described elsewhere in this Prospectus.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk– The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-31.62%	41.85%
2008	2009

Best Quarter (ended 9/30/2009): 26.89%; Worst Quarter (ended 12/31/08): -21.33%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/S&P 4 Fund (Class A)	41.85%	-1.79%
S&P 500 Index	26.46%	-10.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Daniel W. Koors	2007	Senior Vice President & Chief Financial Officer
Lynn M. Mouser	2008	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/S&P Managed Conservative Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Conservative Fund is capital growth and current income.

Expenses.  The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.83%
Total Annual Fund Operating Expenses	1.01%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$103	$322	$558	$1,236

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	11%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 342.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

3.73%	7.85%	6.30%	-13.75%	13.53%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 6.20%; Worst Quarter (ended 9/30/2008): -5.59%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 4, 2004)
JNL/S&P Managed Conservative Fund (Class A)	13.53%	3.09%	3.62%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.95%
S&P 500 Index	26.46%	0.42%	1.75%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/S&P Managed Moderate Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Fund is to seek capital growth.  Current income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.16%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.87%
Total Annual Fund Operating Expenses	1.04%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	6%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 345.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

4.99%	10.39%	7.74%	-21.24%	18.63%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 8.76%; Worst Quarter (ended 12/31/08): -10.29%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 4, 2004)
JNL/S&P Managed Moderate Fund (Class A)	18.63%	3.13%	4.02%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.95%
S&P 500 Index	26.46%	0.42%	1.75%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/S&P Managed Moderate Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Growth Fund is capital growth and current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.15%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.90%
Total Annual Fund Operating Expenses	1.06%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	13%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 348.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-1.63%	-4.70%	-8.48%	17.75%	9.58%	6.41%	12.17%	8.65%	-27.50%	23.46%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 11.57%; Worst Quarter (ended 12/31/08): -14.25%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (April 9, 1998)
JNL/S&P Managed Moderate Growth Fund (Class A)	23.46%	3.03%	2.54%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/S&P Managed Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Growth Fund is to seek capital growth.  Current income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.15%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.93%
Total Annual Fund Operating Expenses	1.09%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$111	$347	$61	$1,329

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	8%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 351.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-4.35%	-7.34%	-12.40%	21.73%	11.41%	7.44%	14.15%	8.70%	-35.36%	28.06%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 14.71%; Worst Quarter (ended 12/31/08): -19.98%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (April 8, 1998)
JNL/S&P Managed Growth Fund (Class A)	28.06%	1.99%	1.51%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Summary Prospectus May 1, 2010

JNL/S&P Managed Aggressive Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Aggressive Growth Fund is capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.95%
Total Annual Fund Operating Expenses	1.14%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$116	$362	$628	$1,386

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	19%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 354.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-9.37%	-10.58%	-18.26%	26.80%	12.61%	8.48%	15.57%	9.17%	-39.16%	31.05%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 16.79%; Worst Quarter (ended 12/31/08): -22.70%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (April 8, 1998)
JNL/S&P Managed Aggressive Growth Fund (Class A)	31.05%	1.76%	0.32%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 161.

Information About Purchasing the Funds

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson, or through a Jackson fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson, the tax treatment of dividends and distributions will depend on the tax status of Jackson, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additional Information About The Funds

JNL/American Funds Blue Chip Income and Growth Fund
Class A

Investment Objective.  The JNL/American Funds Blue Chip Income and Growth Fund seeks both income and capital appreciation through investment in the Class 1 – Master Blue Chip Income and Growth Fund.

Principal Investment Strategies.  The JNL/American Funds Blue Chip Income and Growth Fund invests primarily in shares of the “Master Fund.”  The Master Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on Standard & Poor’s 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.  The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above.  The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.  The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The Master Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.  The Master Fund is designed for investors seeking both income and capital appreciation.

The prices of and the income generated by securities held by the Master Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local regional or global political, social or economic instability; and currency and interest rate fluctuations.  Income provided by the Master Fund may be affected by changes in the dividend policies of the companies in which the Master Fund invests and the capital resources available for such payments at such companies.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the Master Fund may involve large price swings and potential for loss.  Income provided by the Master Fund may be affected by changes in the dividend policies of companies in which the Master Fund invests and the capital resources available for such payments at such companies.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Blue Chip Income and Growth Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Foreign securities risk
•	Market risk
•	Growth investing risk
•	Income risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.43%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.44%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.40%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.66%; Class B 0.41%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Blue Chip Income and Growth Fund
Management Fee	0.43%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.44%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Funds that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.70% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.45% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Funds is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	James K. Dunton is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 48 years, all with CRMC or its affiliates.

•	C. Ross Sappenfield is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 18 years, all with CRMC or its affiliates.

•	Christopher D. Buchbinder is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 15 years, all with CRMC or its affiliates.

•	James B. Lovelace is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 28 years, all with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds Global Bond Fund
Class A

Investment Objective.  The JNL/American Funds Global Bond Fund seeks a high level of total return through investment in the Class 1 – Master Global Bond Fund.

Principal Investment Strategies.  The JNL/American Funds Global Bond Fund invests primarily in shares of the “Master Fund.”  The Master Fund seeks to provide you, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investment-grade bonds issued by companies based around the world and denominated in various currencies, including U.S. dollars.  The Master Fund may also invest in lower quality, higher yielding debt securities.  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world.  An investment in the Master Fund is subject to risks, including the possibility that the value of the Master Fund’s portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Investments in securities issued by companies based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by companies domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries.  For instance, developing countries may have less developed legal and accounting systems.  The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices.  In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.  Securities markets in these countries are also relatively small and have substantially lower trading volumes.  As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

The values of and the income generated by most debt securities held by the Master Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.  For example, the values of debt securities in the Master Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.  Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.  Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.   In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the Master Fund’s ability to dispose of such securities.

The values of and the income generated by most debt securities held by the Master Fund may also be affected by changes in relative currency values.  If the U.S. dollar appreciates against foreign currencies, the value of the Master Fund’s securities denominated in such currencies would generally depreciate and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the Master Fund intends to limit its investments in the securities of any single issuer to 5%.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Global Bond Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bond, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Non-diversification risk
•	Credit risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Market risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.56%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.59%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.30%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.56%; Class B 0.31%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Global Bond Fund
Management Fee	0.56%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.59%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fumd’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to their investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.70% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.55% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively increasing the advisory fee directly payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	Mark H. Dalzell is a Senior Vice President of Fixed Income, CRMC and has been an investment professional for 32 years in total; 22 years with CRMC or its affiliates.

•	Thomas H. Hogh is a Senior Vice President of Fixed Income, CRMC and has been an investment professional for 23 years in total; 20 years with CRMC or its affiliates.

•	James R. Mulally is a Senior Vice President of Fixed Income, CRMC and has been an investment professional for 34 years in total; 30 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds Global Small Capitalization Fund
Class A

Investment Objective.  The JNL/American Funds Global Small Capitalization Fund seeks growth of capital over time through investment in the Class 1 – Master Global Small Capitalization Fund.

Principal Investment Strategies.  The JNL/American Funds Global Small Capitalization Fund invests primarily in the shares of the “Master Fund.”  The Master Fund seeks to achieve its investment objective by investing at least 80% of its net assets (net assets plus borrowings for investment purposes) in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the Master Global Small Capitalization Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  The Master Global Small Capitalization Fund currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less.  The Adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future.

The Master Fund may also invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.  The Master Fund expects to be invested in numerous counties around the world.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Global Small Capitalization Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	Liquidity risk
•	Market risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.72%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.76%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.30%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.56%; Class B 0.31%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Global Small Capitalization Fund
Management Fee	0.72%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.76%

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement with JNAM is available in the Fund’s Annual Report dated December 31, 2009.

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.75% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.60% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JJNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively increasing the advisory fee directly payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund's portfolio are listed below:

•	Gordon Crawford is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 39 years, all with CRMC or its affiliates.

•	Mark E. Denning is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 28 years, all with CRMC or its affiliates.

•	J. Blair Frank is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 17 years in total; 16 years with CRMC or its affiliates.

•	Harold H. La is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 12 years in total; 11 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds Growth-Income Fund
Class A

Investment Objective.  The JNL/American Funds Growth-Income Fund seeks capital appreciation and income through investment in the Class 1 – Master Growth-Income Fund.

Principal Investment Strategies.  The JNL/American Funds Growth-Income Fund invests primarily in shares of the “Master Fund.”  The Master Growth-Income Fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.  The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the Master Growth-Income Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Growth-Income Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.  Income provided by the Master Growth-Income Fund may be affected by changes in the dividend policies of the companies in which the Master Growth-Income Fund invests and the capital resources available for such payments at such companies.

Normally, the Master Growth-Income Fund invests up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard & Poor’s 500 Composite Index.  Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the Master Fund may involve large price swings and potential for loss.  Income provided by the Master Fund may be affected by changes in the dividend policies of the companies in which the Master Fund invests and the capital resources available for such payments at such companies.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Growth-Income Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Market risk
•	Growth investing risk
•	Income risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Growth investing risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.28%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.29%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.45%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.71%; Class B 0.46%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Growth-Income Fund
Management Fee	0.28%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.29%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure.  Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.70% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.40% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay their investment adviser for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	James K. Dunton is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 48 years, all with CRMC or its affiliates.

•	J. Blair Frank is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 17 years in total; 16 years with CRMC or its affiliates.

•	Claudia P. Huntington is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 37 years in total; 35 years with CRMC or its affiliates.

•	Donald D. O’Neal is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 25 years, all with CRMC or its affiliates.

•	C. Ross Sappenfield is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 18 years, all with CRMC or its affiliates.

•	Dylan J. Yolles is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 13 years in total; 10 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds International Fund
Class A

Investment Objective.  The JNL/American Funds International Fund seeks capital appreciation through investment in the Class 1 – Master International Fund.

Principal Investment Strategies.  The JNL/American Funds International Fund invests primarily in the shares of the “Master Fund.”  The Master Fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States.  The Master Fund is designed for investors seeking capital appreciation through stocks.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the Master Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and commodity fluctuations.  For example, increases in the prices of basic commodities, such as oil or grains, can negatively impact the value of the stocks of certain companies.  The growth-oriented, equity-type securities generally purchased by the Master Fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems.  The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.  Securities markets in these countries are also relatively small and have substantially lower trading volumes.  As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds International Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Currency risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.45%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.71%; Class B 0.46%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master International Fund
Management Fee	0.50%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.54%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the of the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure.  Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.85% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.55% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	Sung Lee is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 16 years, all with CRMC or its affiliates.

•	Jesper Lyckeus is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 15 years in total; 14 years with CRMC or its affiliates.

•	Christopher M. Thomsen is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 13 years, all with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds New World Fund
Class A

Investment Objective.  The JNL/American Funds New World Fund seeks capital appreciation through investment in the Class 1 – Master New World Fund.

Principal Investment Strategies.  The JNL/American Funds New World Fund invests primarily in shares of the “Master Fund.”  The Master Fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Master Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.   The Master Fund is designed for investors seeking capital appreciation.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The Master Fund may invest in equity securities of any company, regardless of its size or where it is based, if the Master Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.  Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.  In addition, the Master Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.  The Master Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the Master Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.  The Master Fund’s investment adviser will maintain a list of qualified countries and securities in which the Fund may invest.  Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab Emirates and Venezuela.

The prices of securities held by the Master Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.  The growth-oriented, equity-type securities generally purchased by the Master Fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.  Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the Master Fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities.  For example, the values of debt securities in the Master Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.  In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Master Fund having to reinvest the proceeds in lower yielding securities.  Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.  The Master Fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.  For instance, developing countries may have less developed legal and accounting systems.  The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices.  In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.  Securities markets in these countries are also relatively small and have substantially lower trading volumes.  As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds New World Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bond, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Market risk
•	Growth investing risk
•	Small cap investing risk
•	Credit risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.77%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.82%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.40%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.66%; Class B 0.41%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of their investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments.  The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master New World Fund
Management Fee	0.77%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.82%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if a Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 1.05% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.80% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Funds’ investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	David C. Barclay is a Senior Vice President Fixed Income, CRMC and has been an investment professional for 29 years in total; 22 years with CRMC or its affiliates.

•	Carl M. Kawaja is a Senior Vice President of Capital World Investors and has been an investment professional for 22 years in total; 19 years with CRMC or its affiliates.

•	Robert W. Lovelace is a Senior Vice President of Capital World Investors and has been an investment professional for 25 years, all with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL Institutional Alt 20 Fund
Class A

Investment Objectives.  The investment objective of the JNL Institutional Alt 20 Fund is long-term growth of capital and income.

Principal Investment Strategies.  In addition to the asset classes set forth, the Fund may allocate a percentage of their assets to certain target strategy portfolios.  Target strategies are generally passive management investment styles that feature periodic rebalancing with an impartial selection process. Target strategies apply a core formula-based method over the long term, and typically allocate assets to securities across a broad-based investment universe to create a “core” portfolio.

For the Fund, among the considerations that Jackson National Asset Management, LLC (“JNAM”) uses to determine specific strategic percentage allocations to any particular Underlying Fund are long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, expected long term performance of each Underlying Fund and its related asset class based on quantitative and qualitative investment analysis, as well as, diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.
Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, JNAM may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  JNAM reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/Mellon Capital Management S&P 500 Index Fund	Large Cap Index
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	Mid Cap Index
JNL/Mellon Capital Management Small Cap Index Fund	Small Cap Index
JNL/Mellon Capital Management International Index Fund	International Developed Index
JNL/Mellon Capital Management Bond Index Fund	U.S. Investment Grade Index
JNL/Mellon Capital Management European 30 Fund	Target Strategy (International)
JNL/Mellon Capital Management Pacific Rim 30 Fund	Target Strategy (International)
JNL/S&P Competitive Advantage Fund	Target Strategy (U.S. Equity)
JNL/S&P Dividend Income & Growth Fund	Target Strategy (U.S. Equity)
JNL/S&P Intrinsic Value Fund	Target Strategy (U.S. Equity)
JNL/S&P Total Yield Fund	Target Strategy (U.S. Equity)

JNL Variable Fund LLC
Underlying Fund	Asset Class
JNL/Mellon Capital Management JNL 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management Select Small-Cap Fund	Target Strategy (U.S.Equity)
JNL/Mellon Capital Management 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management S&P® 24 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management DowSM Dividend Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Nasdaq® 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Value Line® 30 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management VIP Fund	Target Strategy (International)
JNL/Mellon Capital Management JNL Optimized 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management S&P® SMid 60 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management NYSE® International 25 Fund	Target Strategy (International)

Underlying Funds and Non-Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/AIM Global Real Estate Fund	Global Real Estate
JNL/Credit Suisse Commodity Securities Fund	Natural Resources
JNL/Credit Suisse Long/Short Fund	Long/Short
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Market Debt
JNL/Ivy Asset Strategy Fund	GTAA
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Inflation-Index Securities
JNL/PPM America High Yield Bond Fund	U.S. High Yield
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities. These investments may include Funds that invest in both domestic and international stocks of large established companies as well as, those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed-income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Industry concentration risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities.  To the extent that the Fund has a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the Funds are made by Jackson National Asset Management, LLC (“JNAM”).  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 24 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC (“Curian”) and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $3 billion in Curian’s Custom Style Portfolios.  Mr. Young has been the Chief Investment Officer of Curian since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Annual Report dated December 31, 2008.

JNL Institutional Alt 35 Fund
Class A

Investment Objectives.  The investment objective of the JNL Institutional Alt 35 Fund is long-term growth of capital and income.

Principal Investment Strategies.  In addition to the asset classes set forth herein, the Fund may allocate a percentage of their assets to certain target strategy portfolios.  Target strategies are generally passive management investment styles that feature periodic rebalancing with an impartial selection process. Target strategies apply a core formula-based method over the long term, and typically allocate assets to securities across a broad-based investment universe to create a “core” portfolio.

For the Fund, among the considerations that Jackson National Asset Management, LLC (“JNAM”) uses to determine specific strategic percentage allocations to any particular Underlying Fund are long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, expected long term performance of each Underlying Fund and its related asset class based on quantitative and qualitative investment analysis, as well as, diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, JNAM may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  JNAM reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/Mellon Capital Management S&P 500 Index Fund	Large Cap Index
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	Mid Cap Index
JNL/Mellon Capital Management Small Cap Index Fund	Small Cap Index
JNL/Mellon Capital Management International Index Fund	International Developed Index
JNL/Mellon Capital Management Bond Index Fund	U.S. Investment Grade Index
JNL/Mellon Capital Management European 30 Fund	Target Strategy (International)
JNL/Mellon Capital Management Pacific Rim 30 Fund	Target Strategy (International)
JNL/S&P Competitive Advantage Fund	Target Strategy (U.S. Equity)
JNL/S&P Dividend Income & Growth Fund	Target Strategy (U.S. Equity)
JNL/S&P Intrinsic Value Fund	Target Strategy (U.S. Equity)
JNL/S&P Total Yield Fund	Target Strategy (U.S. Equity)

JNL Variable Fund LLC
Underlying Fund	Asset Class
JNL/Mellon Capital Management JNL 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management Select Small-Cap Fund	Target Strategy (U.S.Equity)
JNL/Mellon Capital Management 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management S&P® 24 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management DowSM Dividend Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Nasdaq® 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Value Line® 30 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management VIP Fund	Target Strategy (International)
JNL/Mellon Capital Management JNL Optimized 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management S&P® SMid 60 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management NYSE® International 25 Fund	Target Strategy (International)

Underlying Funds and Non-Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/AIM Global Real Estate Fund	Global Real Estate
JNL/Credit Suisse Commodity Securities Fund	Natural Resources
JNL/Credit Suisse Long/Short Fund	Long/Short
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Market Debt
JNL/Ivy Asset Strategy Fund	GTAA
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Inflation-Index Securities
JNL/PPM America High Yield Bond Fund	U.S. High Yield
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities. These investments may include Funds that invest in both domestic and international stocks of large established companies as well as, those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed-income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Industry concentration risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.  Because the JNL Insitutional Alt 65 Fund and the JNL Insitutional Alt 50 Fund invest in a higher percentage of investments in non-traditional asset classes, these Funds may incur more risk than the JNL Insitutional Alt 20 Fund and the JNL Insitutional Alt 35 Fund.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the Funds are made by Jackson National Asset Management, LLC (“JNAM”).  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 24 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC (“Curian”) and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $3 billion in Curian’s Custom Style Portfolios.  Mr. Young has been the Chief Investment Officer of Curian since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Annual Report dated December 31, 2008.

JNL Institutional Alt 50 Fund
Class A

Investment Objectives.  The investment objective of the JNL Institutional Alt 50 Fund is long-term growth of capital and income.

Principal Investment Strategies.  In addition to the asset classes set forth herein, the Fund may allocate a percentage of their assets to certain target strategy portfolios.  Target strategies are generally passive management investment styles that feature periodic rebalancing with an impartial selection process. Target strategies apply a core formula-based method over the long term, and typically allocate assets to securities across a broad-based investment universe to create a “core” portfolio.

For the Fund, among the considerations that Jackson National Asset Management, LLC (“JNAM”) uses to determine specific strategic percentage allocations to any particular Underlying Fund are long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, expected long term performance of each Underlying Fund and its related asset class based on quantitative and qualitative investment analysis, as well as, diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, JNAM may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  JNAM reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/Mellon Capital Management S&P 500 Index Fund	Large Cap Index
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	Mid Cap Index
JNL/Mellon Capital Management Small Cap Index Fund	Small Cap Index
JNL/Mellon Capital Management International Index Fund	International Developed Index
JNL/Mellon Capital Management Bond Index Fund	U.S. Investment Grade Index
JNL/Mellon Capital Management European 30 Fund	Target Strategy (International)
JNL/Mellon Capital Management Pacific Rim 30 Fund	Target Strategy (International)
JNL/S&P Competitive Advantage Fund	Target Strategy (U.S. Equity)
JNL/S&P Dividend Income & Growth Fund	Target Strategy (U.S. Equity)
JNL/S&P Intrinsic Value Fund	Target Strategy (U.S. Equity)
JNL/S&P Total Yield Fund	Target Strategy (U.S. Equity)

JNL Variable Fund LLC
Underlying Fund	Asset Class
JNL/Mellon Capital Management JNL 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management Select Small-Cap Fund	Target Strategy (U.S.Equity)
JNL/Mellon Capital Management 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management S&P® 24 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management DowSM Dividend Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Nasdaq® 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Value Line® 30 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management VIP Fund	Target Strategy (International)
JNL/Mellon Capital Management JNL Optimized 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management S&P® SMid 60 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management NYSE® International 25 Fund	Target Strategy (International)

Underlying Funds and Non-Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/AIM Global Real Estate Fund	Global Real Estate
JNL/Credit Suisse Commodity Securities Fund	Natural Resources
JNL/Credit Suisse Long/Short Fund	Long/Short
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Market Debt
JNL/Ivy Asset Strategy Fund	GTAA
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Inflation-Index Securities
JNL/PPM America High Yield Bond Fund	U.S. High Yield
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities. These investments may include Funds that invest in both domestic and international stocks of large established companies as well as, those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed-income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Industry concentration risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.  Because the JNL Insitutional Alt 65 Fund and the JNL Insitutional Alt 50 Fund invest in a higher percentage of investments in non-traditional asset classes, these Funds may incur more risk than the JNL Insitutional Alt 20 Fund and the JNL Insitutional Alt 35 Fund.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the Funds are made by Jackson National Asset Management, LLC (“JNAM”).  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 24 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC (“Curian”) and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $3 billion in Curian’s Custom Style Portfolios.  Mr. Young has been the Chief Investment Officer of Curian since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Annual Report dated December 31, 2008.

JNL Institutional Alt 65 Fund
Class A

Investment Objectives.  The investment objective of the JNL Institutional Alt 65 Fund is long-term growth of capital and income.

Principal Investment Strategies.  In addition to the asset classes set forth herein, the Fund may allocate a percentage of their assets to certain target strategy portfolios.  Target strategies are generally passive management investment styles that feature periodic rebalancing with an impartial selection process. Target strategies apply a core formula-based method over the long term, and typically allocate assets to securities across a broad-based investment universe to create a “core” portfolio.

For the Fund, among the considerations that Jackson National Asset Management, LLC (“JNAM”) uses to determine specific strategic percentage allocations to any particular Underlying Fund are long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, expected long term performance of each Underlying Fund and its related asset class based on quantitative and qualitative investment analysis, as well as, diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, JNAM may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  JNAM reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/Mellon Capital Management S&P 500 Index Fund	Large Cap Index
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	Mid Cap Index
JNL/Mellon Capital Management Small Cap Index Fund	Small Cap Index
JNL/Mellon Capital Management International Index Fund	International Developed Index
JNL/Mellon Capital Management Bond Index Fund	U.S. Investment Grade Index
JNL/Mellon Capital Management European 30 Fund	Target Strategy (International)
JNL/Mellon Capital Management Pacific Rim 30 Fund	Target Strategy (International)
JNL/S&P Competitive Advantage Fund	Target Strategy (U.S. Equity)
JNL/S&P Dividend Income & Growth Fund	Target Strategy (U.S. Equity)
JNL/S&P Intrinsic Value Fund	Target Strategy (U.S. Equity)
JNL/S&P Total Yield Fund	Target Strategy (U.S. Equity)

JNL Variable Fund LLC
Underlying Fund	Asset Class
JNL/Mellon Capital Management JNL 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management Select Small-Cap Fund	Target Strategy (U.S.Equity)
JNL/Mellon Capital Management 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management S&P® 24 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management DowSM Dividend Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Nasdaq® 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Value Line® 30 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management VIP Fund	Target Strategy (International)
JNL/Mellon Capital Management JNL Optimized 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management S&P® SMid 60 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management NYSE® International 25 Fund	Target Strategy (International)

Underlying Funds and Non-Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/AIM Global Real Estate Fund	Global Real Estate
JNL/Credit Suisse Commodity Securities Fund	Natural Resources
JNL/Credit Suisse Long/Short Fund	Long/Short
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Market Debt
JNL/Ivy Asset Strategy Fund	GTAA
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Inflation-Index Securities
JNL/PPM America High Yield Bond Fund	U.S. High Yield
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities. These investments may include Funds that invest in both domestic and international stocks of large established companies as well as, those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed-income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Industry concentration risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.  Because the JNL Insitutional Alt 65 Fund and the JNL Insitutional Alt 50 Fund invest in a higher percentage of investments in non-traditional asset classes, these Funds may incur more risk than the JNL Insitutional Alt 20 Fund and the JNL Insitutional Alt 35 Fund.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the Funds are made by Jackson National Asset Management, LLC (“JNAM”).  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 24 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC (“Curian”) and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $3 billion in Curian’s Custom Style Portfolios.  Mr. Young has been the Chief Investment Officer of Curian since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Annual Report dated December 31, 2008.

JNL/AIM Global Real Estate Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM Global Real Estate Fund is high total return.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts (“REITs”).  A REIT is a real estate company that pools funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.  The principal type of securities purchased by the Fund is common stock, which is a type of equity security. The companies will be located in at least three different countries, including the United States.

The Fund considers a company to be a real estate or real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate.  These companies include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund may engage in short sales of securities.  A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles.  Instead, it borrows that security for delivery when the sale settles.  The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own.  Generally, the Fund may sell a security short to (i) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (ii) to protect a profit in a security that it owns (short sale against the box).  The Fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s total assets.

The Fund may invest in equity and debt securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital.   The Fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the Fund’s portfolio managers to be of comparable quality.

The Fund’s investments in the types of securities described in this Prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this Prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

When constructing the portfolio, the portfolio managers use a fundamental driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives.  The portfolio managers and investment team focus on equity REITs and real estate operating companies.  Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation.  Each potential investment is analyzed using fundamental research and pricing components to identify attractively priced securities that appear to have relatively favorable long-term prospects.  Some of the fundamental factors that are evaluated in screening potential investments for the Fund include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable financing and fixed charge coverage ratios.  The market and company research available to the investment team helps the portfolio managers in their efforts to identify REITs and real estate companies operating in the most attractive markets that represent quality properties, solid management teams with the ability to effectively manage capital structure decisions.  The companies that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess stock valuations relative to one another and relative to the investment teams’ assessment of underlying asset value.  The fundamental research and pricing factors are combined to identify attractively priced securities of companies that appear to have relatively favorable long-term prospects.  The portfolio managers also consider the relative liquidity of each security in the construction of the Fund.  The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Global Real Estate Index (the benchmark index).  The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and/or geographic areas from time to time.  Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas as well as by limiting the size of any one holding.  The Fund uses the benchmark index as a guide to structuring the portfolio, but the Fund is not an index fund.

The portfolio managers will consider selling a security if they conclude (i) its relative valuation falls below desired levels, (ii) its risk /return profile changes significantly, (iii) its fundamentals change, or (iv) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and sub-Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Real estate investment risk
•	Industry concentration risk
•	Foreign securities risk
•	Short sales risk
•	High yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Currency risk
•	Derivatives risk
•	Market risk
•	Leveraging risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Global Real Estate Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA 30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

The sub-Sub-Adviser to the JNL/AIM Global Real Estate Fund is Invesco Asset Management Ltd. (“IAML”), with its principal office at 30 Finsbury Square, London, EC2A 1AG, United Kingdom.  IAML is an affiliate of Invesco.  IAML is compensated by Invesco at no additional expense to the Trust.  Invesco and IAML are collectively referred to herein as “Invesco.”

Day-to-day investment management decisions for the Fund will be made by the Sub-Adviser.  The sub-Sub-Adviser is responsible for choosing certain types of real estate securities for the Fund.  Invesco and its affiliates are indirect, wholly-owned subsidiaries of Invesco, Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  As of December 31, 2009, Invesco, Ltd. managed approximately $423.1 billion in total assets.

The Fund is managed on a team basis.  The individual members of the team, who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Joe Rodriguez, Jr. (Lead Manager), Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.

•	Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1998.
•	James Trowbridge, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1989.
•	Ping-Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.
•	Paul Curbo, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.
•	James Cowen, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 2001.
•	Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2005.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM International Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM International Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified portfolio of reasonably priced, quality international equity securities.  The Fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.  The Fund will normally invest in the securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

At the present time, the Fund’s portfolio managers intend to invest no more than 20% of the Fund’s total assets in companies located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund’s exposure above its total net assets.

The Fund’s investments in the types of securities described in the prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Sub-Adviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques.  The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but for whose prices do not fully reflect these attributes.  Investments for the portfolio are selected “bottom-up” on a stock-by-stock basis.  The focus is on the strengths of individual companies, rather than sector or country trends.  The Sub-Adviser may consider selling a security for several reasons, including (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock prices appears to be overvalued, or (3) a more attractive opportunity is identified.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  In addition to common stocks, the Fund may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities.  Fixed income securities, including preferred stocks and convertible securities, are subject to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer will not make payments of principal or interest when due.  A deterioration in the credit quality of an issuer of fixed income securities will cause the price of those securities to fall. Interest rate risk is the risk that interest rates will rise, causing the prices of fixed income securities, including those owned by the Fund, to fall.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Growth investing risk
•	Market risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/AIM International Growth Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  Invesco Aim Management Group manages or advises investment portfolios which total approximately $423.1 billion in total net assets as of December 31, 2009.  Invesco Aim Management Group is a wholly owned subsidiary of Invesco, Ltd.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•
Clas Olsson (lead manager with respect to the Fund’s investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 1994.

•
Barrett Sides (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1990.

•	Shuxin Cao, Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 1997.
•	Matthew Dennis, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 2000.
•	Jason Holzer, Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invescoand/or affiliates since 1996.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM Large Cap Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.  In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments.  Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts (“ADRs”).  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization.  The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Fund’s portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000 Index at the time of purchase.  The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings.  The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Large Cap Growth Fund is Invesco Advisers, Inc.  (“Invesco”), located at 1555 Peachtree, N.E, Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.Invesco Aim Management Group advises mutual funds and separate accounts which total approximately $423.1 billion in total net assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•	Geoffrey Keeling, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1995.
•	Robert Shoss, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1995.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM Small Cap Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.  In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic and derivative instruments.  Synthetic and derivative instruments are investments that have economic characteristics similar to the Fund’s direct investments.  Synthetic and derivative instruments in which the Fund may invest may include warrants, futures, options, exchange-traded funds and American Depositary Receipts (“ADRs”).  Synthetic and derivative instruments may have the effect of leveraging the Fund’s portfolio.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  The Russell 2000 Index is a widely recognized, unmanaged index of common stocks that measures performance of the 2,000 smallest companies in the Russell 3000® Index.  The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments.  The Fund may also invest up to 25% of its total assets in foreign securities.  Any percentage limitations with respect to the assets of the Fund are applied at the time of purchase.

In selecting investments, the Sub-Adviser utilizes a disciplined portfolio construction process that aligns the Fund with the Russell 2000 Growth Index which the Sub-Adviser believes represents the small cap growth asset class.  The security selection process is based on a three-step process that includes fundamental, valuation, and timeliness analysis.  Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management.  The goal is to find high quality, fundamentally sound companies operating in an attractive industry.  Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one-to-two year horizon.  Timeliness analysis is used to help identify the “timeliness” of a purchase.  In this step, relative price strength, trading volume, characteristics, and trend analysis are reviewed for signs of deterioration.  If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.  The Sub-Adviser considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Investment growth style risk
•	Liquidity risk
•	Interest rate risk
•	Small cap investing risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Small Cap Growth Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  Invesco Aim Management Group advises mutual funds and separate accounts which total approximately $423.1 billion in total net assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team are:

•
Juliet Ellis (lead manager), Senior Portfolio Manager and Chief Investment Officer of Invesco’s Domestic Growth Investment Management Unit, has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.  From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.

•
Juan Hartsfield, Portfolio Manager, has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.  From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management.  From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

•
Clay Manley, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated with Invesco and/or its affiliates since 2001.  From 2002 to February 2008, he was a senior equity analyst on Invesco’s small-cap team.  Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University.  Mr. Manley is a CFA Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian Global Balanced Fund
Class A

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

Principal Investment Strategies.  The Fund’s investment objective is to seek the balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a blend of 65% equities and 35% fixed-income, but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed-income securities.

Equity portion of the Fund
The investment objective of the equity portion of the Fund is to seek long-term growth of capital and income by investing in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $750 million at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Fixed-income portion of the Fund
The investment objective of the fixed-income portion of the Fund is to seek as high a total return, measured in U.S. dollars, as is consistent with conservation of capital, by investing principally in marketable fixed-income securities, denominated in currencies from around the world, as follows:

The bond portion of the Fund will be invested in one or a combination of the following:

(a)
Securities rated Baa3 or better by Moody’s Investors Service, Inc. or Fitch, or BBB or better by Standard & Poor’s Corporation, or securities unrated by any of the foregoing entities that are deemed by the Sub-Adviser to be of equivalent investment quality;

(b)	Securities issued or guaranteed by a national government, its agencies and instrumentalities (excluding developing countries) or a supranational organization,
(c)	Cash equivalents and cash; and/or
(d)	Currency options or forward currency contracts.

The Fund may also invest in debt securities of developing country (emerging market) issuers.  Up to 20% of the fixed-income portion of the Fund will be invested in securities rated lower than those in (a) above, or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Foreign securities risk
•	Interest rate risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian Global Balanced Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

Mark A. Brett is a director and senior vice president of Capital International Limited and a vice president of Capital International Research, Inc. His responsibilities include global fixed-income portfolio management and currency research. Prior to joining the Capital in 1993, Mr. Brett spent 14 years as an economist/strategist with Barclays de Zoete Wedd (formerly De Zoete and Bevan) in London. In addition, he was a director of BZW Capital Markets Ltd. and a member of the London Stock Exchange. He is a member of the UKSIP and the Securities Institute. He is based in London.

Michael Cohen is a director and senior vice president of Capital International Limited, an affiliate of Capital Guardian, and has equity portfolio management responsibilities for Capital Guardian.  Michael joined the Capital organization in 2000 as an investment analyst and later became a portfolio counselor for Capital Research and Management Company until the fall of 2009.  Prior to this, he was a research analyst with both Schroders and Salomon Brothers in London.  He received his MBA from the London Business School and his BA in accounting and economics from Tel Aviv University. He is based in London.

Mark H. Dalzell is a vice president of Capital International Limited. He joined the organization’s fixed-income area as a global bond specialist in 1988 and is involved with Capital International and Capital Guardian’s global and non-U.S. portfolios. Prior to joining the organization, he was a vice president and senior portfolio manager in the International Fixed-Income department at Citibank Investment Management, London for three years, spent two years in institutional sales at Bear, Stearns & Co., two years in the Foreign Exchange Consultancy group of Chase Manhattan Bank, and three years in the International Research department of the Federal Reserve Bank of New York. He received a Master’s degree in public policy from the Kennedy School at Harvard University and a BA in international affairs from the Woodrow Wilson School, Princeton University (magna cum laude). Mr. Dalzell is based in Los Angeles.

David I. Fisher is chairman of the board of Capital Group International, Inc. and Capital Guardian, as well as an officer and director of numerous affiliated companies. He is a portfolio manager for U.S., non-U.S., global, and emerging market assets and has been responsible for our organization’s international investing activities since 1982. He joined the organization in 1969 as a financial analyst and was director of research for ten years. Previously, he was an officer of Smith Barney & Co. and a marketing executive with General Electric Company. A graduate of the University of California at Berkeley, he holds an MBA from the University of Missouri Graduate School of Business Administration. Mr. Fisher is a member of the Los Angeles Society of Financial Analysts, as well as the International Society of Security Analysts. He is based in Los Angeles.

Laurentius Harrer is a senior vice president of Capital Guardian. He has research responsibilities in emerging markets and portfolio management responsibilities for emerging markets debt and global fixed-income accounts. Prior to joining the organization in 1993, he was with Metzler Investment in Frankfurt, Germany where he was a senior portfolio manager responsible for global bond and currency markets. Before that, he spent two years in institutional sales with Bayerische Vereinsbank. Mr. Harrer graduated from the University of Landshut in Germany with a bachelor of business administration degree. He is based in Los Angeles.

Nancy J. Kyle is vice chair of the Board of Capital Guardian.  Ms. Kyle is an international equity portfolio manager and coordinates the asset allocation process for our multi-product services. Prior to joining Capital in 1991, she was a managing director at JPMorgan Investment Management in New York. Ms. Kyle earned a BA from Connecticut College and did graduate work at the London School of Economics. She is based in New York.

Robert H. Neithart is a senior vice president and a director of Capital Guardian and director and an executive vice president of Capital International Research, Inc. He is also a vice president and  director of Capital Strategy Research, Inc. His portfolio management and research responsibilities are focused on emerging markets fixed income, global bonds, and global macroeconomics. Mr. Neithart joined the organization in 1987 as a participant in “The Associates Program.” He earned an AB degree (cum laude) in economics from Occidental College. He is a member of the National Association of Business Economists (NABE), is active in the Los Angeles chapter of NABE and holds the Chartered Financial Analyst® designation. He is based in Los Angeles.

Lionel M. Sauvage is a senior vice president of Capital Guardian Trust Company as well as a senior vice president of Capital International, Inc., with portfolio management responsibilities for both Capital Guardian and Capital International, Inc. He is also a director and senior vice president of Capital International Limited. He joined the organization in 1987 as an investment analyst and has covered European food, beverage, and airline industries, as well as U.S. aerospace companies. Mr. Sauvage earned his MBA from INSEAD in Fontainebleau, France and his electronic engineering degree from ENSEM in Nancy, France. Prior to attending business school, he was a project manager at Sogelerg Engineering in France for five years. He is based in London.

Alan J. Wilson is a director and senior vice president of Capital Guardian.  He is also president and director of global research for Capital International Research, Inc. a director of The Capital Group Companies, Inc. and a director of Capital Group Research, Inc.. He is a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining the organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.

Wesley K.-S. Phoa is a senior vice president of Capital International Research, Inc. and vice president of Capital Strategy Research, Inc.  He manages U.S. fixed income portfolios. He is also an investment analyst covering U.S. government bonds, as well as having responsibilities for fixed-income quantitative research. Prior to joining Capital in 1999, he was with Capital Management Sciences in Los Angeles for three years, where he served as vice president and later as director of research. Before that he spent three years with Deutsche Bank in Australia as a quantitative analyst and three years as a mathematics lecturer and research fellow. Dr. Phoa received a PhD in pure mathematics from Trinity College at the University of Cambridge. He also holds a BSc (Honors) from the Australian National University and is based in Los Angeles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian Global Diversified Research Fund
Class A

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Diversified Research Fund is long-term growth of capital.

Principal Investment Strategies. The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Consistent with the Fund's objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Growth investing risk
•	Market risk
•	Mid-capitalization investing risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian Global Diversified Research Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071.  Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

G. Ernest Nutter serves as the research portfolio coordinator for the Fund.

G. Ernest Nutter is a vice president of Capital International Research, Inc. and serves as the research portfolio coordinator for the Fund.  He joined the Capital organization in 2004 and brings over 28 years of research experience. For 13 years, he was managing director of mining research for RBC Capital Markets/Dominion Securities, Inc. Prior to that, he spent two years as the senior mining analyst for Dean Witter Reynolds (Canada), Inc.; one year as a mining analyst with Pemberton Securities, Inc.; one year as the senior mining analyst for Davidson Partners Limited; and 11 years as a project geologist with Westmin Resources/Western Mines. Mr. Nutter earned a BS in geology from Dalhousie University. He is based in Toronto.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian U.S. Growth Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Capital Guardian U.S. Growth Equity Fund is long-term growth of capital.

Principal Investment Strategies.  The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts (“ADRs”) and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase. The Fund intends to achieve its objective by investing primarily in attractively valued securities that at the time of purchase exhibit one or more “growth” characteristics relative to the U.S. stock market. The “growth” characteristics include securities exceeding the market (rate of growth) in at least one of the following categories: earnings, unit sales, revenue or cash flow.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. The Fund intends to remain fully invested, however, and the Fund may hold cash and cash equivalents for defensive purposes.  Although the Fund does not intend to seek short-term profits, securities in the Fund’s portfolio will be sold whenever the Fund believes it is appropriate to do so without regard to the length of time a particular security may have been held.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities to, among other reasons, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Foreign securities risk
•	Investment growth style risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Market risk
•	Derivatives risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian U.S. Growth Equity Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

Todd S. James is a director and senior vice president of Capital Guardian and a portfolio manager with U.S. growth, U.S. value, and Absolute Income Grower responsibilities. Prior to assuming his portfolio management responsibilities in 2006, Mr. James was an investment analyst with research responsibilities in U.S. merchandising and e-commerce and a statistician for Capital Group Research, Inc. Before joining the organization in 1985, he studied architecture at Texas Tech University and earned a BS in international finance from California State University, Sacramento. Mr. James earned an MBA from the University of Southern California Graduate School of Business and is based in Los Angeles.

Eric H. Stern is a director and senior vice president of Capital Guardian. His investment responsibilities include portfolio management within the U.S. Growth Equity product and research of the U.S. medical technology industry. Prior to joining the Capital organization in 1991, he served two years as an analyst in the Mergers and Acquisitions department of Morgan Stanley & Company. Mr. Stern is a Phi Beta Kappa graduate of the University of California at Berkeley, where he earned a BS in business administration. He also holds an MBA from Stanford Graduate School of Business. He is based in West Los Angeles.

Alan J. Wilson is a director and senior vice president of Capital Guardian.  He is also president and director of global research for Capital International Research, Inc. a director of The Capital Group Companies, Inc. and a director of Capital Group Research, Inc.. He is a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining the organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit Suisse Global Natural Resources Fund)
Class A

Investment Objective.  The investment objective of the JNL/Credit Suisse Commodity Securties Fund is long-term capital growth.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.  The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities.  To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals.  To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities.  These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options.  The Fund may hold a portion of its portfolio in fixed-income securities.  The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio.  One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the “Natural Resources Portfolio.”  The other portfolio will focus on investments in commodity instruments; the “Commodities Portfolio.”

Natural Resources Portfolio.  The Natural Resources Portfolio of the Fund follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach.  The Fund's portfolio managers select securities for the Fund using proprietary quantitative models, which are designed to:

•
forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company’s relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum;

•	identify stocks likely to suffer price declines if market conditions deteriorate and limit the Fund’s overall exposure to such low quality stocks; and

•	help determine the Fund’s relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

The Natural Resources Portfolio will invest in U.S. and foreign securities.  To effectively manage cash, including subscriptions and redemptions, and foreign currency, the Natural Resources Portfolio may also invest in Exchange Traded Funds, and options and futures.  Due to volatility in the natural resources and commodities markets, there can be no guarantee that the Natural Resources Portfolio will outperform the customized MSCI benchmark in the future.

Commodities Portfolio.  The Commodities Portfolio seeks total return and is designed to achieve positive total return relative to the performance of the Dow Jones UBS Commodity Index Total Return (DJ-UBS Index).  To pursue this goal, it primarily invests in commodity-linked derivative instruments.  To meet coverage and collateral requirements associated with these derivative investments, and invest excess cash, the Fund may hold a portion of its portfolio in fixed-income securities.  To comply with the Internal Revenue Code of 1986, as amended, the commodity-linked derivatives purchased will primarily be commodity-linked structured notes, and the Fund will limit its direct investments in commodity-linked swap agreements and futures such that the income derived from commodity-linked swap agreements and futures is limited to a maximum of 10% of the Fund’s annual gross income.

A commodity-linked structured note contains a return component based on a security, index, or other measure.  Performance of the particular index will affect performance of the commodity-linked structured note.  These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities.  A portion of the commodity-linked structured notes may be tied to the DJ-UBS Index, which is an index comprised of commodity futures, including, but not limited to: aluminum; coffee; gold, natural gas, silver, unleaded gasoline, and wheat.  The commodities in the DJ-UBS Index may change.  The principal value of commodity-linked structured notes held by the Commodities Portfolio is expected to equal between 0% and 25% of the Commodities Portfolio’s net assets at the time of investment, which percentage may be higher or lower as the value of the DJ-UBS Index changes.

Investments in other commodity-linked derivative instruments may have different exposures to other commodities.  The Commodities Portfolio may purchase single commodity-related instruments, such as, futures contracts on oil.  It should be noted that other commodity-linked derivative instruments may have different contract terms, such as different roll dates, reset dates, or contract months other than those specified by a particular commodity index.  As a result, the commodity-linked derivatives component may deviate from the returns of the DJ-UBS Index.  Due to volatility in the commodities and natural resources markets, there can be no guarantee that the Commodity Portfolio will outperform the DJ-UBS Index.

The Fund may invest, irrespective of currency and regardless of the issuer’s country of origin, in convertible bonds and warrant, providing the associated rights confer entitlement to the subscription of shares in companies in which the Fund is permitted to invest under terms of its investment policy.  Furthermore, the Fund may invest in listed and equity-linked notes, which is an instrument whose return is determined by the performance of a single equity security, a basket of equity securities, or an equity index, provided the underlying equities relate to companies permitted under the terms of the Fund’s investment policy.  Investments in equity-linked notes, together with convertible bonds and warrants may not exceed 15% of the net assets of the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Commodity risk
•	Credit risk
•	Derivatives risk
•	Foreign securities risk
•	Industry concentration risk
•	Interest rate risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	Leveraging risk
•	Market risk
•	Model risk
•	Tax risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Credit Suisse Commodity Securities Fund is Credit Suisse Asset Management, LLC (“Credit Suisse”), located at Eleven Madison Avenue, New York, New York 10010.  Credit Suisse is an indirect subsidiary of Credit Suisse Group AG (“CSG”).  CSG’s office is located at Giesshübelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are Jordan Low, Andrew Karsh, and Christopher Burton.

Jordan Low, CFA, Director, is Head of the Quantitative Equities Group in Alternative Investments, and global head of research and portfolio management for quantitative equity products. Mr. Low joined CSG in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to his current role, he ran live portfolios in the US, Canada, and Europe for the Credit Suisse proprietary trading accounts. He joined Credit Suisse Asset Management, LLC in February 2008. Previous to CSG, he worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 in their respective proprietary trading divisions. He managed portfolios focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics, and Mathematics, and a Master of Engineering in Computer Science, all from the Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

Christopher Burton, CFA, Director, is a Portfolio Manager and Trader for the Derivatives Team, and Co-Lead Portfolio Manager for the Total Commodity Return strategy. In this role, Mr. Burton is responsible for analyzing and implementing the team’s hedging strategies, indexing strategies, and excess return strategies. Prior to joining Credit Suisse Asset Management, LLC in 2005, Mr. Burton served as an Analyst and Derivatives Strategist with Putnam Investments, where from 2002 to 2005 he developed the team’s analytical tools and managed their options-based yield enhancement strategies, as well as exposure management strategies. Mr. Burton earned a BS in Economics with concentrations in Finance and Accounting from the University of Pennsylvania’s Wharton School of Business.  Additionally, Mr. Burton holds the Chartered Financial Analyst designation and has achieved Financial Risk Manager® Certification through the Global Association of Risk Professionals (GARP).

Andrew B. Karsh, Director, is a Portfolio Manager and Trader for the Derivatives Team, and Co-Lead Portfolio Manager for the Total Commodity Return strategy. In this role, Mr. Karsh is responsible for analyzing and implementing the team’s hedging strategies, indexing strategies, and excess return strategies.  Prior to his current role, Mr. Karsh served as a Director in the Fixed Income Structuring Group within the Investment Banking division where he had extensive experience structuring and executing complex transactions involving derivatives and cash securities.  Prior to joining CSG in 1999, Mr. Karsh worked in Fixed Income and Derivatives trading at Santander Financial Products, and focused on U.S. Government & Mortgage Backed Securities at Bear Stearns and Co.  Mr. Karsh earned a BS/BA in Finance from American University’s Kogod College of Business and holds FINRA Series 3, 7 and Series 63 certifications.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Credit Suisse Long/Short Fund
Class A

Investment Objective.  The investment objective of the JNL/Credit Suisse Long/Short Fund is total return.

Principal Investment Strategies.  The Fund’s principal investment strategy is to employ a proprietary, quantitative multi-factor model to select an equity portfolio with long-run average total returns greater than the benchmark Standard & Poor’s (“S&P”) 500 Index and with investment risk similar to the S&P 500 Index.  The investment strategy is quantitative in nature; the portfolio managers’ discretion is used to determine the selection and importance of factors in the multi-factor stock selection model.  The Fund’s active quantitative equity management strategy allows the portfolio simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.  The strategy employed by this Fund is a natural expansion of enhanced indexing and long/short strategies, referred to as the U.S. Equity – Short Extension Strategy.  This strategy offers the portfolio management team increased flexibility to express their views on certain equities while maintaining—to a large degree—the S&P 500 Index’s risk factors, such as sector and industry exposures.

The Sub-Adviser generally employs symmetric long and short stock positions around a full market exposure to the S&P 500 Index.  Long positions are typically held at up to 140% of the underlying stock portfolio, and the short constraint is relaxed to a degree allowing short positions of up to 40% of the underlying stock portfolio. The portfolio, including the net short positions, therefore, maintains an expected beta of one (1.0) in relation to the S&P 500 Index while seeking to capture better performance, in the long-run, than the S&P 500 Index.

With this 140/40 approach, the Sub-Adviser pursues a performance target range of 2.0-3.5% excess return over the S&P 500 Index with a volatility range of 2.0-4.0% over or under the return of the S&P 500 Index.

The Sub-Adviser will predominantly invest in large-cap US equities.  In addition, the Sub-Adviser in general will maintain characteristics – risk factor exposures, sector and industry weights, etc. – similar to those of the S&P 500 Index.  The Fund may invest in securities outside of the S&P 500 Index.

Investment Process
The Sub-Adviser adheres to rigorous and disciplined portfolio construction and risk management.  The strategy employs a transparent and innovative quantitative equity investment process, encompassing four steps: (1) formulation of investment views, (2) construction of expected returns, (3) portfolio optimization and implementation, and (4) performance monitoring and attribution analysis.

The investment strategy is quantitative in nature; the portfolio managers’ discretion is used to determine the selection and importance of factors in the Sub-Adviser’s proprietary multi-factor stock selection model.  The portfolio managers’ also utilize their discretion in their selection of portfolio implementation parameters and implementation of short positions in the portfolio.

Step 1: Formulating investment views
The Sub-Adviser utilizes five distinct factor groups – (Valuation, Profitability, Growth, Momentum, and Capital-Use & Balance Sheet Quality) to construct investment views and forecast stock returns.   The selection of these factor groups was determined by the Sub-Adviser through rigorous quantitative research. Each one of the five factor groups is composed of a set of individual fundamental factors that broadly measure similar information.   For example, the Valuation factor group includes measures such as price-to-earnings ratio and price-to-cash flow ratio, both of which relate information about the value (i.e. expensiveness or cheapness) of a company.  The Profitability factor group includes ratios such as return on equity and return on invested capital, both of which describe a company’s returns to capital, or profitability.

Step 2: Constructing the expected returns
The second step of the investment process involves calculating the expected returns of individual stocks given the investment views.  Expected returns are simultaneously calculated for each and every stock in the investment universe according to the following procedures: (a) scoring each stock on the basis of its attractiveness by each of the five factor groups; (b) applying a set of weights to the five scores based on each stock’s unique characteristics; and (c) making a final adjustment to the expected return of each stock given the risks of each stock (i.e., integrating the risk and reward profiles of the companies by penalizing higher risk stocks and rewarding lower risk stocks).  The set of expected returns constructed above reflects the portfolio managers’ best estimate of the relative attractiveness of each stock in the investment universe.

Step 3: Portfolio construction and implementation
Portfolio construction and implementation is the third step of the investment process.  The expected returns constructed above and the risk model are combined in an optimization software with client investment guidelines to derive the optimal portfolio. The portfolio optimization defines the Sub-Adviser’s buys and sells. In general, the investment guideline or restrictions on the Short-Extension Strategy will be added as constraints in the portfolio optimization process to ensure the adherence to investment guideline. The portfolio optimization also ensures that risk characteristics of the portfolio, including sector, industry and risk index exposure, to be similar to those of benchmark and to be within that of the investment guideline.

Portfolio implementation follows the portfolio construction. A defined trading strategy is selected and closely followed, with trade controls (post-trade analysis) and implementation based on the principles of best execution being paramount to the successful construction of the client portfolio.

Step 4: Performance monitoring and attribution analysis
An extensive performance monitoring and attribution analysis process is the final step of the investment process. The performance of the five factor groups is monitored on a daily basis, as is the portfolio’s exposure to those factor groups.  Expected tracking error, market risk and company-specific risk components, client constraints, benchmark changes, corporate actions, and cash management are among the issues monitored and addressed on a daily basis by the portfolio management team.  In addition, regular investment updates of the sources of risk of the Fund and refinements to the stock selection process are considered integral to the ongoing management of client assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Short sales risk
•	Speculative exposure risk
•	Model risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Industry concentration risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Portfolio turnover
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Credit Suisse Long/Short Fund is Credit Suisse Asset Management, LLC (“Credit Suisse”), located at Eleven Madison Avenue, New York, New York 10010.  Credit Suisse is an indirect subsidiary of Credit Suisse Group AG (“CSG”).  CSG’s registered office is located at Giesshübelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.

The portfolio management group from the Credit Suisse Quantitative Equities Group manages the Fund.  Mr. Jordan Low is responsible for the day-to-day management of the Fund.  Mr. Low has been a portfolio manager for the Fund since February 2008.

Jordan Low, CFA, Director, is Head of the Quantitative Equities Group in Alternative Investments, and global head of research and portfolio management for quantitative equity products. Mr. Low joined CSG in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to his current role, he ran live portfolios in the US, Canada, and Europe for the Credit Suisse proprietary trading accounts. He joined Credit Suisse Asset Management, LLC in February 2008. Previous to CSG, he worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 in their respective proprietary trading divisions. He managed portfolios focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics, and Mathematics, and a Master of Engineering in Computer Science, all from the Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Eagle Core Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Eagle Core Equity Fund is long-term growth through capital appreciation, and secondarily, current income.

Principal Investment Strategies.  Under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund seeks to invest in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $5 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate and long-term. The Fund may also invest in preferred stocks and convertible securities that the portfolio managers believe may permit the Fund to achieve its investment objective. The Fund will invest in established companies that the portfolio managers determine are undervalued relative to their earnings growth prospects. The portfolio managers’ strategy combines a “bottom up” research process with a relative-valuation discipline in purchasing stocks. In general, the Fund’s portfolio managers seek to select securities that, at the time of purchase, typically have at least one of the following characteristics: (1) projected earnings growth rate at or above the S&P 500 Index, (2) above-average earnings quality and stability, or (3) a price-to-earnings ratio comparable to the S&P 500 Index.  Although the Fund is diversified, it normally will hold a focused portfolio of stocks of fewer companies than many other diversified funds. As a temporary defensive measure because of market, economic or other conditions, the Fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. If the portfolio manager invokes this strategy, the Fund’s ability to achieve its investment objective may be affected adversely.

The Sub-Adviser picks stocks from the 500 largest names in the Russell 1000 Index (by market capitalization).  It focuses on securities of companies with solid fundamentals, predictable growth and reasonable valuations relative to their peers.  Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses with no competitive advantage(s) are typically eliminated from consideration.  This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

The team develops an earnings model for each company in the resulting universe with each co-portfolio manager responsible for those stocks in his/her sector of expertise.  The research process concentrates on determining sustainable long-term growth prospects.  Finally, a team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Industry concentration risk
•	Investment value style risk
•	Security concentration risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Eagle Core Equity Fund is Eagle Asset Management, Inc. (“Eagle”), 880 Carillon Parkway, St. Petersburg, Florida 33716.  Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.  Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.

In its capacity as Sub-Adviser, Eagle supervises and manages the investment portfolio of the Fund.  Eagle’s Conservative Large Cap Equity team is responsible for the day-to-day management of the Large Cap Core Fund.  The team is compromised of four Co-Portfolio Managers: (1) Mr. Richard Skeppstrom who is a Managing Director and joined Eagle in April 2001 after serving as Senior Portfolio Manager for Evergreen Investment Management’s large cap core program for six years.  Mr. Skeppstrom has primary responsibility for companies within the consumer staples, communications, financials and leisure sectors; (2) Mr. John Jordan III is a Vice President and portfolio co-manager since joining Eagle in April 2001.  Prior to joining Eagle, Mr. Jordan served as Co-Portfolio Manager of Evergreen Investment Management’s large cap core program for two years. Mr. Jordan covers companies within the capital goods/industrials, basic industry, consumer discretionary and communications/networking equipment sectors; (3) Mr. Craig Dauer is a Vice President and has co-portfolio management responsibilities since joining in April 2001.  Prior to joining Eagle, Mr. Dauer served as Co-Portfolio Manager of Evergreen Investment Management’s large cap core program for two years.  Mr. Dauer is responsible for covering pharmaceuticals, medical devices, consumer staples and retailers; and (4) Mr. Robert Marshall is a Vice President since joining Eagle in September 2002.  From 1995 to 2002, Mr. Marshall served as Director/Senior Vice President of equity research at Wachovia Securities for seven years.  Mr. Marshall covers cyclical growth companies, technology (enterprise hardware, semiconductors, computer services and software) and brokerages.

Each portfolio manager is responsible for actively researching companies within their individual areas of expertise and uses intensive fundamental analysis to develop proprietary earnings and valuation models for each company he follows.  The team applies this relative-valuation approach consistently across the portfolio every day.  Initial recommendations on a course of action are made by the portfolio co-manager responsible for each sector.  Buy-and-sell decisions are made in consultation with the team.  As managing director, Mr. Skeppstrom ultimately authorizes all co-managers’ buy-and-sell decisions.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Eagle SmallCap Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.  The Sub-Adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long-term earnings growth rate or asset value.  The Sub-Adviser generally invests in companies which have accelerating earnings, reasonable valuations, strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity.  The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investments in IPOs
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Growth investing risk
•	Market risk
•	Temporary defensive positions and large cash positions

Other investments. The Fund may also invest in American Depositary Receipts of foreign issuers, U.S. government securities, repurchase agreements and other short-term money market instruments which may diminish returns.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Eagle SmallCap Equity Fund is Eagle Asset Management, Inc. (“Eagle”), 880 Carillon Parkway, St. Petersburg, Florida 33716.  Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.  Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.

Bert L. Boksen, a Senior Vice President, Managing Director and Portfolio Manager of Eagle, and Eric Mintz, CFA, an Assistant Portfolio Manager of Eagle, are responsible for the day-to-day management of the Fund.  Mr. Boksen joined Eagle in April 1995 as a Senior Vice President and has portfolio management responsibilities for its small cap equity accounts. He was appointed a Managing Director in June 1999.  Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department.  While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee.  Mr. Boksen has had responsibility for the day-to-day management of the Fund since the inception of the Fund.  As portfolio manager, Mr. Boksen dedicates the majority of his time to investment research and portfolio management and acts as a generalist, covering a variety of different issues.  The research analysts and portfolio manager are responsible for performing in-depth fundamental research for the portfolio.  Mr. Boksen relies upon a team of research analysts for in-depth company information.  The research analysts are specialists, assigned to specific industries.  Team members meet on a daily basis to discuss investment candidates, as well as securities in the portfolio.  Mr. Boksen retains final authority for all buy-and-sell decisions.

Mr. Mintz has been Assistant Portfolio Manager since 2008 and Senior Research Analyst at Eagle since 2005. Mr. Mintz joined Eagle in 2005 as a Senior Research Analyst and brings 12 years of investment experience as an analyst and research associate. Mr. Mintz assists Mr. Boksen in the responsibilities of managing the Fund. Mr. Mintz does not have individual discretion over the assets of the Fund. Previously, Mr. Mintz served as Vice President of equity research for the Oakmont Corporation from 1999 to 2005.He holds a B.A. in economics from Washington and Lee University and earned his M.B.A. from the University of Southern California.  Mr. Mintz received his Chartered Financial Analyst designation in 2000.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Founding Strategy Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Founding Strategy Fund is capital appreciation.

Principal Investment Strategies. The investment results of the Underlying Funds will vary.  As a result, the pre-determined percentage allocations to the Underlying Funds will be monitored daily by the Fund’s Adviser.

The Fund seeks to achieve its objective by making allocations (approximately 33 1/3%) of its assets and cash flows among the following three Underlying Funds:

•	JNL/Franklin Templeton Income Fund;
•	JNL/Franklin Templeton Global Growth Fund; and
•	JNL/Franklin Templeton Mutual Shares Fund.

The Fund’s allocations to the Underlying Funds may be rebalanced when the actual allocations to the Underlying Funds approaches plus or minus 3% of the predetermined allocation percentages.  The Fund seeks to maintain the pre-determined allocation percentages among the Underlying Funds and may invest new cash flows to, or process redemptions from, one or more of the Underlying Funds at the discretion of the Adviser.  Further, the performance and income distributions of the Fund may differ from the performance and income distributions of the Underlying Funds, as a result of the variations in the Fund’s allocations.  Please see the disclosure for the Underlying Funds for their respective principal investment strategies and risks.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	Interest rate risk
•	Investment value strategy risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Risk arbitrage securities and distressed companies
•	Small cap investing risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the JNL/Franklin Templeton Founding Strategy Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $51.5 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed on a team basis.  Daniel W. Koors has primary responsibility for the day-to-day management of the Fund’s portfolio, and is assisted by Lynn M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust.  Mr. Koors has been a manager of the Fund since its inception.  Mr. Koors has been associated with JNAM and/or its affiliates since August 2006.  Mr. Koors was elected Senior Vice President in January 2009 and Chief Financial Officer of JNAM in January 2007.  In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006.  Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Director of Separate Account and Transfer Agent Operations at JNAM since July 2008, and was a Director from August 2005 through July 2008.  Ms. Mouser has worked processing Fund transactions since the inception of the Fund.  Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations.  Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.

Both Mr. Koors and Ms. Mouser review the allocations made to the Fund and the application of the investment strategy.  Mr. Koors and Ms. Mouser play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

JNL/Franklin Templeton Global Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Global Growth Fund is long-term capital growth.

Principal Investment Strategies.  Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

An equity security or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company’s business, any income paid to shareholders, the value of its assets, and general market conditions.  Common stocks, preferred stocks and convertible securities are examples of equity securities.  Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).  The Fund also invests in depositary receipts.  These are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

In addition to the Fund’s main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.  Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally to pay interest to the holder.  Bonds, notes and debentures are examples of debt securities.  In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

The Fund may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy to enhance its returns.  No more than 5% of the Fund’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment).  With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time.  The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for this Fund, the Sub-Adviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential.  The Sub-Adviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (TALF ABS), the Fund may borrow from the Federal Reserve Bank of New York (NY Fed) under its Term Asset-Backed Securities Loan Facility (TALF). Pursuant to the TALF Program, the Fund may receive one or more three to five year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Emerging markets risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus.  These certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.  These securities and techniques may subject the Fund to additional risks.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Interest rate risk
•	Leveraging risk
•	Market risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Franklin Templeton Global Growth Fund is Templeton Global Advisors Limited (“Global Advisors”), Lyford Cay, Nassau, Bahamas.  Together, Global Advisors and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Cindy L. Sweeting, CFA (President of Global Advisors) has been a manager of the Fund since December 2007.  Ms. Sweeting is director of portfolio management for the Templeton Global Equity Group, and lead portfolio manager of Templeton Growth Fund, Inc. and the European based Templeton Growth Fund.  She also has portfolio management responsibility for institutional separate account relationships with both global and international mandates.  Ms. Sweeting has 25 years of experience in the investment industry.  She joined Franklin Templeton Investments in Templeton’s Nassau office in 1997, and most recently served as director of research for the Templeton Global Equity Group, before assuming her current responsibilities.  Ms. Sweeting graduated summa cum laude from Georgetown University, where she earned her B.S. in business administration with a concentration in finance.  She has served as vice president of the board of directors for the International Society of Financial Analysts (“ISFA”), which has now merged with the CFA Institute.  She was a founding member and past president of the Bahamas Chapter of ISFA.  Ms. Sweeting is a Chartered Financial Analyst (“CFA”) Charterholder.

•
Tucker Scott, CFA (Executive Vice President) has been a manager of the Fund since October 2007.  Mr. Scott joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts.  Mr. Scott has global research responsibilities for paper and forest products, commercial services and supplies, Switzerland and Austria, as well as small cap capital goods.  Mr. Scott earned his B.A. in history from the University of Virginia and a M.B.A. from the Amos Tuck School of Business at Dartmouth College.  Mr. Scott is a Chartered Financial Analyst and member of the CFA Institute.

•
Lisa F. Myers, CFA (Vice President of Global Advisors) has been a manager of the Fund since its inception.  Ms. Myers is the lead equity portfolio manager of Templeton Growth Fund.  Ms. Myers also manages institutional separate accounts with international and global mandates. She is the coordinator of the global consumer team and has direct research responsibility for the global retail and textile and apparel industries. She joined Franklin Templeton Investments in 1996.  Ms. Myers earned her B.A. from the University of Pennsylvania and her J.D. from Georgetown University, where she also taught legal research and writing.  Ms. Myers is a Chartered Financial Analyst (CFA) Charterholder and is a member of the CFA Institute.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Income Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Income Fund is to maximize income while maintaining prospects for capital appreciation.

Principal Investment Strategies.  Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

Debt securities represent an obligation of the issuer to repay a loan of money to it and generally provide for the payment of interest.  These include bonds, notes and debentures.  An equity security, or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions.  Common stocks, preferred stocks and convertible securities are examples of equity securities.  Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.  In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s (“S&P®”) and Moody’s Investors Service (“Moody’s”) are considered investment grade.  Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody’s or BB or lower by S&P or from unrated securities deemed by the Fund’s manager to be of comparable quality.  Such high-yield securities are considered to be below “investment grade” and are sometimes referred to as “junk bonds.”  Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase.

The Fund may invest up to 25% of its assets in foreign securities.  It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The Fund’s manager searches for securities it deems to be undervalued or out-of-favor securities and believes offer opportunities for income today and significant growth tomorrow.  It performs independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by rating agencies.  In its analysis, the manager considers a variety of factors, including the following:

•	Management strength, experience and track record;
•	Responsiveness to changes in interest rates and business conditions;
•	Debt maturity schedules and borrowing requirements;
•	The company’s changing financial condition and market recognition of the change; and
•	A security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects.

When the Sub-Adviser believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments.  Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations repurchase agreements, money market fund shares and other money market instruments.  The Sub-Adviser also may invest these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.  In these circumstances, the Fund may be unable to achieve its investment goal.

While the Fund does not concentrate in any one industry, it may make significant investments in the utilities, healthcare, and financial services sectors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Investment value style risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Credit risk
•	Currency risk
•	Income risk
•	Leveraging risk
•	Loans risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Sector risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Income Fund is Franklin Advisers, Inc. (“Franklin Advisers”), One Franklin Parkway, San Mateo, California 94403-1906.  Together, Franklin Advisers and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•	Edward D. Perks, CFA (Vice President of Franklin Advisers) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1992.
•	Charles B. Johnson (Chairman of the Board of Franklin Advisers) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1957.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton International Small Cap Growth Fund (formerly, JNL/Capital Guardian International Small Cap Fund)
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton International Small Cap Growth Fund is long-term capital appreciation.

Principal Investment Strategies.  Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion.

Smaller international companies are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) EAFE Small Cap Index, whichever is greater, at the time of purchase.  The MSCI EAFE Small Cap Index is designed to measure the equity market small cap segment performance in the global developed markets, excluding the U.S. and Canada.

The Fund considers international companies to be those organized under the laws of a country outside of the United States or having a principal office in a country outside of the United States, or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the United States. The Fund may invest in emerging market countries.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. The Fund invests predominantly in securities listed or traded on recognized international markets in developed countries included in the MSCI EAFE Small Cap Index.

In choosing individual equity investments, the Fund’s manager utilizes a fundamental “bottom-up” approach involving in-depth proprietary analysis of individual equity securities. In narrowing down the universe of eligible investments, the manager employs a quantitative and qualitative approach to identify smaller international companies that may benefit from longer-term dynamic growth. These companies tend to have proprietary products and services, which can sustain a longer-term competitive advantage, and tend to have a higher probability of maintaining a strong balance sheet and/or generating cash flow. After a company is identified, a thorough analysis is conducted to establish the earnings prospects and determine the value of the company.  Overall, the manager seeks to invest in growth companies with attractive valuations.

The manager does not select investments for the Fund that are merely representative of the small cap asset class, but instead aims to produce a portfolio of securities of exceptional companies operating in sectors that offer attractive growth potential. The manager has a team of research analysts fully dedicated to the identification of smaller companies that have, in their opinion, the potential to provide above average performance. While the manager seeks to outperform the MSCI EAFE Small Cap Index, positions may be taken by the Fund that are not represented in that index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign securities risk
•	Market risk
•	Security concentration risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Growth investing risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/Franklin Tempelton International Small Cap Growth Fund is Franklin Templeton Institutional, LLC (“FT Institutional”), 600 Fifth Avenue, New York, New York 10020.  FT Institutional is an indirect subsidiary of Franklin Resources, Inc.  Together, FT Institutional and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed by a team of dedicated professionals focused on investments in international securities, both of small capitalization companies and mid- large-capitalization companies.  The portfolio managers are as follows:

•
Edwin Lugo CFA (Vice President of FT Institutional) has been lead portfolio manager of the Fund since its May 2010. Mr. Lugo has primary responsibility for the investments of the Fund.  Mr. Lugo has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements.  The degree to which Mr. Lugo may perform these functions, and the nature of these functions, may change from time to time.  Mr. Lugo joined FT Institutional in June 2006.  Prior to rejoining the Franklin Templeton organization, Mr. Lugo was an international portfolio manager with Brown Capital Management from 2002 to 2006.

•
David Glazer CFA (Research Analyst of FT Institutional) has been a portfolio manager of the Fund since May 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.  Prior to joining FT Institutional in 2005, Mr. Glazer was an analyst/portfolio manager at Boston Common Asset Management and Glickenhaus and Co., as well as analyst at Harbor Capital/Fortis Investments and Boston Partners Asset Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report dated December 31, 2009.

JNL/Franklin Templeton Mutual Shares Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Mutual Shares Fund is capital appreciation, which may occasionally be short-term, and secondarily, income.

Principal Investment Strategies.  Under normal market conditions, the Fund invests mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  In pursuit of their value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest.  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion in smaller companies.

The Fund intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets.  In addition, from time to time, the Fund may use forward foreign currency exchange contracts to hedge against currency risks when the Sub-Adviser believes it would be advantageous to the Fund to do so.  The Fund may invest in fixed-income securities, including, high-yield bonds and unrated securities.  The Fund may also invest in illiquid securities and securities with a limited trading market.

The Fund invests primarily in securities of companies that the Sub-Adviser believes are trading at a discount to their intrinsic value.  To a lesser extent, the Fund also invests in risk arbitrage securities (securities of companies involved in restructuring or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company) and securities of distressed companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.  While the Fund generally purchases securities for investment purposes, the Sub-Adviser also may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Fund may benefit.  Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank.  By purchasing all or a part of a company’s direct indebtedness, a Fund, in effect, steps into the shoes of the lender. If the loan is secured, a Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders.

When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security.  The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.  The Fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies.  The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.  When engaging in an arbitrage strategy, a Fund typically buys one security while at the same time selling short another security.  Such Fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, a Fund attempts to profit from a perceived relationship between the values of the two securities.  Each Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event as further discussed under “Risk arbitrage securities and distressed companies risk” below.

The Sub-Adviser employs a research driven, fundamental value strategy.  In choosing equity investments, the Sub-Adviser focuses on the market price of a company’s securities relative to the Sub-Adviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings.  Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Sub-Adviser’s own analysis of the security’s intrinsic value rather than coupon rate or rating of the security.

The Sub-Adviser may keep a portion, which may be significant at times, of the Fund’s assets in cash or invested in high-quality short-term, money market instruments, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund’s investment criteria exist or that it may otherwise be necessary to maintain liquidity.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Risk arbitrage securities and distressed companies risk
•	Investment value style risk
•	Emerging markets risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus.  These securities and techniques may subject the Fund to additional risks.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Derivatives risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Short sales risk
•	Small cap investing risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Mutual Shares Fund is Franklin Mutual Advisers, LLC (“Franklin Mutual”), 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078.  Together, Franklin Mutual and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The following individuals are jointly responsible for the day-to-day management of the Fund. The portfolio manager for the Fund has primary responsibility for the investments of the Fund and has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which a portfolio manager may perform these functions, and the nature of these functions, may change from time to time. The assistant portfolio managers provide research and advice on the purchases and sales of individual securities and portfolio risk assessment.  Mr. Langerman and Mr. Segal are co-portfolio managers for the Fund and Ms. Turner is an assistant portfolio manager for the Fund.

•
Peter A. Langerman (President and Chief Executive Officer of Franklin Mutual) has been a manager of the Fund since its inception.  He rejoined Franklin Templeton Investments, an affiliate of Franklin Mutual in 2005.  He originally joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and portfolio manager, before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds.  Mr. Langerman graduated magna cum laude from Yale University, earning his B.A. in Russian studies.  He holds a Master’s degree in Accounting from New York University Graduate School of Business and received his Juris Doctor from Stanford University Law School.

•
Deborah A. Turner, CFA (Portfolio Manager of Franklin Mutual) has been a manager of the Fund since its inception.  Ms. Turner has been an assistant portfolio manager since 2001.  Prior to that she was an Analyst from 1996 to 2001.  She joined Franklin Templeton Investments in 1996.  From 1993 to 1996, Ms. Turner was employed at Heine Securities Corporation as an Analyst.  Ms. Turner has more than 13 years of experience in the investment management industry.  Ms. Turner earned her B.A. in Economics from Vassar College. She is a Chartered Financial Analyst (CFA) Charterholder.

•
F. David Segal, CFA (Portfolio Manager of Franklin Mutual) has been a manager of the Fund since its inception. He is an analyst for Franklin Mutual Advisers specializing in the autos and auto parts, paper and forest products and special situations. He joined Franklin Templeton Investments in 2002.  Previously, Mr. Segal was an analyst in the Structured Finance Group of MetLife from 1999 to 2002.  He has 13 years of experience in the financial services industry.  Mr. Segal earned his B.A. from the University of Michigan, Ann Arbor and an M.B.A. from New York University’s Stern School of Business. He is a Chartered Financial Analyst (CFA) Charterholder. Mr. Segal is a member of the New York Society of Security Analysts.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Small Cap Value Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Small Cap Value Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small capitalization companies.  Small capitalization companies are companies with market capitalizations (the market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.

The Fund invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation.  Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities.  In choosing investments that are undervalued, the Fund's manager focuses on companies that have one or more of the following characteristics:

•	Stock prices that are low relative to current, or historical or future earnings, book value, cash flow, or sales – all relative to the market, a company's industry or a company's earnings growth;
•	Recent sharp price declines (fallen angels) but still have growth potential in the manager's opinion; or
•
Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

A stock price is undervalued, or a “value” when it is less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth.  The manager may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company.  The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products.  Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

The small capitalization companies in which the Fund invests have market capitalizations (share price times the number of shares of common stock outstanding) under $3.5 billion at the time of the Fund's investment (sometimes called “small cap”).  The Fund currently intends to limit its investments in foreign securities to no more than 25% of its total assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Currency risk
•	Cyclical opportunities risk
•	Foreign securities risk
•	Industry concentration risk
•	Market risk
•	Mid-capitalization investing risk
•	Interest rate risk
•	Sector risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Small Cap Value Fund is Franklin Advisory Services, LLC (“Advisory Services”), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024.  Together Advisory Services and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
William J. Lippman (President of Advisory Services) has been President of the Fund since inception and has more than 30 years experience in the securities industry.  He joined Franklin Templeton Investments in 1988.

•	Bruce C. Baughman, CPA (Senior Vice President of Advisory Services), has been a manager of the Fund since inception. He joined Franklin Templeton Investments in 1988.
•	Margaret McGee (Vice President of Advisory Services) has been a manager of the Fund since inception. She joined Franklin Templeton Investments in 1988.
•
Donald G. Taylor, CPA (Senior Vice President of Advisory Services), has been a manager of the Rising Dividends Fund and Small Cap Value Fund since 1996.  He joined Franklin Templeton Investments in 1996.

•
Y. Dogan Sahin, CFA (Portfolio Manager of Advisory Services), has been a portfolio manager of the Franklin Small Cap Value Fund since June 2007.  Mr. Sahin is also a part of a research team for other funds managed by Franklin Advisory Services.  He joined Franklin Templeton Investments in 2001.  Prior to his current position, Mr. Sahin was a research analyst in Franklin’s San Mateo, California office, where he provided industry-specific equity research of specialty retail companies.  Mr. Sahin earned a B.A. in chemistry and biology from Carleton College and an M.A. in molecular and cell biology from U.C. Berkeley.  He is a Chartered Financial Analyst (CFA) Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Core Plus Bond Fund
Class A

Investment Objective.  The primary investment objective of the JNL/Goldman Sachs Core Plus Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

Principal Investment Strategies.  The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.  The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities (securities rated BB- or below by one nationally recognized statistical ratings organization or, if unrated, determined by the Sub-Adviser to be of comparable quality) (commonly referred to as “junk bonds”), emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.  These segments include U.S. government securities and mortgage- and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization.  The Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes.  The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.  For purposes of this 75% constraint, the Fund will not deem a security to be non-investment grade if one NRSRO rates the security as investment grade.

The Sub-Adviser uses duration management as a fundamental part of the management for this Fund. Generally, the Sub-Adviser expects to track the duration of the Barclays Capital U.S. Aggregate Bond Index (plus or minus 1.5 years) although the securities held may have short, intermediate, and long terms to maturity. The Fund’s average duration will not likely exceed 6 years. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity and call features. It’s often used to measure the potential volatility of a bond’s price, and is considered a more accurate measure than maturity of a bond’s sensitivity to changes in market interest rates.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Emerging markets risk
•	High-yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Leveraging risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Portfolio turnover
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Core Plus Bond Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $753.4 billion (including seed capital and excluding assets under supervision).

In connection with GSAM’s service as sub-adviser to the Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Fund.  The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies.  GSAMI is not compensated by the Trust.  GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs.  GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis. The individual members of the team, who are assisted by the U.S. and Global Fixed Income-Investment Management Team (“U.S. Fixed Income Team”), and are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Michael Swell (Managing Director, Co-Head of US Fixed Income, US and Global Fixed Income) joined GSAM in 2007 as a Managing Director and Head of Structured Products.  Mr. Swell is directly responsible for creating structured product asset management vehicles across the spectrum of Fixed Income products and managing opportunistic/alternative portfolios.  Prior to joining GSAM, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division. Prior to joining Friedman, Billings & Ramsey, Mr. Swell was the Vice President in charge of Freddie Mac’s Securities Sales and Trading Group, Freddie Mac’s in-house MBS broker dealer.  Mr. Swell has a BA in Politics and Economics from Brandeis University, a General Course Degree from the London School of Economics and a MA in International Economics and Finance from the Lemberg School at Brandeis University.

•
James B. Clark (Managing Director, Global Head of Portfolio Construction and Risk Management) joined GSAM as a portfolio manager for the U.S. Fixed Income Team in 1994.  Mr. Clark became a managing director in 2001 and a partner in 2006.  Prior to his current role, Mr. Clark was the Co-Head of U.S. Fixed Income as well as the head of the portfolio management gropu specializing in mortgage and asset-backed securities.  Prior to becoming co-head of the US Fixed Income Team, Mr. Clark headed the portfolio management group specializing in mortgage-backed and asset-backed securities.  Mr. Clark earned a BA from Kenyon College in 1988 and an MBA from the University of Chicago in 1992.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Emerging Markets Debt Fund
Class A

Investment Objective.  The investment objective of the JNL/Goldman Sachs Emerging Markets Debt Fund is a high level of total return consisting of income and capital appreciation.

Principal Investment Strategies.  The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.  Sovereign debt in this Prospectus consists of fixed income securities issued by a national government within a given country denominated in the currency of that country, as well as, debt denominated in U.S. dollars (sometimes referred to as “Brady Bonds”), and may also include nominal and real inflation-linked securities. Currency investments, particularly longer-dated forward contracts, provide the Fund with currency and interest rate exposure similar to investments in sovereign and corporate debt.

The Sub-Adviser may consider, but is not bound by, classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, emerging countries include, among others, most African, Asian, Eastern European, Middle Eastern, South and Central American nations. The Sub-Adviser currently intends that the Fund’s investment focus will be in the following emerging countries: Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Dominican Republic, Egypt, Estonia, Ghana, Hong Kong, Hungary, India, Indonesia, Kazakstan, Kenya, Latvia, Lithuania, Malawi, Malaysia, Mauritius, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, Russia, Serbia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Tanzania, Thailand, Turkey, Uganda, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia, as well as other emerging countries to the extent that foreign investors are permitted by applicable law to make such investments.

The Fund may invest in all types of emerging country fixed income securities, including the following:

•
Brady bonds (Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan) and other debt issued by governments, their agencies and instrumentalities, or by their central banks;

•	Interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers;
•	Fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper);
•	Loan participations; and/or
•	Repurchase agreements with respect to the foregoing.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated. Non-investment grade fixed income securities (commonly known as ‘‘junk bonds’’) tend to offer higher yields than higher-rated securities with similar maturities. Non-investment grade securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than more highly rated securities. The Fund may purchase the securities of issuers that are in default.

Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Although a majority of the Fund’s assets will be denominated in non-U.S. Dollars, the Fund may invest in securities denominated in the U.S. Dollar.

Additionally, the Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts, to gain exposure to certain countries or currencies.

Currently, the Sub-Adviser’s emerging markets debt strategy invests significantly in emerging market sovereign issues. As such, country selection is believed to be the most important factor in the portfolio construction process. The Sub-Adviser evaluates macro developments and assesses the net flows within countries. The next most important factor is security selection.

Analysis of emerging market debt involves an understanding of the finances, political events, and macroeconomic condition of a country. The Sub-Adviser’s research analysts analyze the ‘‘balance sheets’’ of the countries they follow. This may include evaluating factors such as balance of payments, tax revenues, and external and domestic debt. They also assess macroeconomic measures, which may include inflation, interest rates, growth prospects and monetary policy. For some emerging market debt countries, politics is the key driver of performance. As a result, the Sub-Adviser’s research analysts may spend a significant portion of their time following the political developments of the countries they cover.

Fundamental analysis is combined with valuation techniques to determine relative values of securities. Although the Sub-Adviser may believe a security is attractive from a fundamental point of view, the Sub-Adviser may not believe the price is attractive relative to other credits. As a result, even if the Sub-Adviser likes a security’s fundamentals, the Sub-Adviser may not invest in it due to its valuation. Likewise, the Sub-Adviser may believe that a certain security’s fundamentals are less positive but may invest in the security because the Sub-Adviser believes the yield offers significant compensation for the additional risk.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds. Therefore, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and sub-Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Emerging market risk
•	Non-diversification risk
•	High-yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Foreign securities risk
•	Interest rate risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Prepayment risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The Fund may invest in the aggregate up to 20% of its net assets in investments other than emerging country fixed income securities, currency investments and related derivatives, including (without limitation) emerging country equity securities and both equity securities and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Emerging Markets Debt Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, including its investment advisory affiliates, had assets under management of $753.4 billion (including seed capital and excluding assets under supervision).

In connection with GSAM’s service as sub-adviser to the Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Fund.  The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies.  GSAMI is not compensated by the Trust for these services.  GSAM, together with GSAMI and its other affiliates, determine the compensation, if any, for intercompany servicing arrangements of this sort.  GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs.  GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Samuel Finkelstein (Managing Director, Lead Portfolio Manager, Global Head of Macro Strategies).  Mr. Finkelstein joined the GSAM in 1997 as an analyst. Prior to joining the emerging market team in 2000, he worked in the fixed income risk and strategy group where he constructed portfolios and monitored risk exposure. Mr. Finkelstein became a managing director in 2005 and the Global Head of Macro Strategies in 2010.  Prior to that, he worked for one year as a foreign currency trader at the Union Bank of Switzerland.  Mr. Finkelstein earned an MBA from New York University’s Stern School of Business, and a BA in Economics and Mathematics from Yale University.

•
Ricardo Penfold (Vice President, Portfolio Manager, US and Global Fixed Income).  Mr. Penfold joined the GSAM in 2000. Prior to that he was Head of Research and Economics in Venezuela for Santander Investments and Banco Santander Central Hispano for four years.  Mr. Penfold received his BA from Boston University, and has a master degree and is a Ph.D. candidate in Economics at the University of Pennsylvania.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Mid Cap Value Fund
Class A

Investment Objective.  The investment objective of the JNL/Goldman Sachs Mid Cap Value Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  AS of November 30, 2009, the capitalization range of the Russell Midcap® Value Index was between $251 million and $13.4 billion.  Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may also invest in derivatives.

The Fund may invest in the aggregate up to 20% of its net assets in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment style value risk
•	Foreign securities risk
•	Mid-capitalization investing risk
•	Emerging markets risk
•	Derivatives risk
•	Investments in initial public offerings of securities (“IPO”s)

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Interest rate risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Mid Cap Value Fund is Goldman Sachs Asset Management, L.P. (“GSAM®”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $753.4  billion (including seed capital and excluding assets under supervision).

The Fund is managed on a team basis.  The individual members of the team, who are assisted by the Value Investment Team (“Value Team”), and are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Dolores Bamford, CFA (Managing Director) joined GSAM as a portfolio manager for the Value Team in April 2002.  Dolores is a Portfolio Manager for the US Value Team, where she has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm’s Mid Cap Value and Socially Responsible accounts.  Prior to joining GSAM, Ms. Bamford was a Portfolio Manager and Research Analyst at Putnam Investments for Value products since 1992. Ms. Bamford has 20 years of industry experience focused on value investing.  She received a BA from Wellesley College and an MS from MIT Sloan School of Management.

•
David L. Berdon (Managing Director) joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002.  Mr. Berdon is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Before joining GSAM in 2001, Mr. Berdon was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc., a Principal Consultant at Diamond Technology Partners.  Mr. Berdon has 12 years of industry experience.  He received a BA in Government and Law from Lafayette College and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

•
Andrew Braun (Managing Director, Co-Chief Investment Officer) joined the GSAM as a mutual fund product development analyst in July 1993.  Mr. Braun is Co-CIO and portfolio manager of the US Value Equity team, where he oversees the portfolio management and investment research efforts for the firm's US value equity accounts.  Mr. Braun has 18 years of industry experience and has been a member of the US Value Equity team since 1997.  He currently has research responsibility for banks, specialty finance and broker dealers.  He has also covered insurance, basic materials, environmental services and transportation stocks throughout his tenure at Goldman Sachs.  He received a BA in Economics from Harvard University and an MBA in Finance and Economics from the Stern School of Business at New York University.

•
Scott Carroll, CFA (Managing Director) joined GSAM as a portfolio manager for the Value Team in May 2002.  Mr. Carroll is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm's Mid Cap Value accounts.  Before joining GSAM in 2002, Mr. Carroll spent over five years at Van Kampen Funds, where he had portfolio management and analyst responsibilities for a Growth and Income and Equity Income funds.  Mr. Carroll has 18 years of industry experience.  He received a BS in Accounting from Northern Illinois University and an MBA from the University of Chicago Graduate School of Business.

•
Sean A. Butkus, CFA (Vice President) joined GSAM as a research analyst on the Value Team in July 2004 and became a portfolio manager in 2006.  Mr. Butkus is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Mr. Butkus joined Goldman Sachs Asset Management in 2004.  Previously, he worked on the Business Planning Team of the Investment Management Division at Goldman Sachs, providing analytical support and offering strategic advice to the division's management team.  Mr. Butkus has 12 years of industry experience.  He received a BS in Natural Science and Accounting from Muhlenberg College and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

•
Sean Gallagher (Managing Director, Co-Chief Investment Officer) joined GSAM as a research analyst in May 2000.  Mr. Gallagher is Co-CIO and portfolio manager of the US Value Equity team, where he oversees the portfolio management and investment research efforts for the firm's US value equity accounts.  Mr. Gallagher has 16 years of industry experience and has been a member of the US Value Equity team since 2000.  He currently has research responsibilities for telecommunications, media, cable and health care.  Mr. Gallagher received a BS in Finance from Drexel University and an MBA in Finance and Accounting from the Stern School of Business at New York University.

•
J. Kelly Flynn (Managing Director) joined GSAM as a portfolio manager in April 2002.  Mr. Flynn is a Portfolio Manager for the US Value Team, where he has broad research responsibilities across value the strategies.  Prior to joining GSAM in 2002, Mr. Flynn spent 3 years at Lazard Asset Management as a Portfolio Manager for Small Cap/SMID Cap Value products.  Before Lazard, Mr. Flynn was a small cap value Portfolio Manager at 1838 Investment Advisors.  Mr. Flynn has 18 years of industry experience.  He received a BA from Harvard and an MBA from the Wharton School of Business at the University of Pennsylvania.

•
John Arege, CFA (Vice President) joined GSAM as a portfolio manager on the Core Equity team in 2006 and later joined the US Value Team as a portfolio manager in 2007.  Mr. Arege is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Mr. Arege joined the Value team in 2007 as a Portfolio Manager responsible for the Insurance and Asset Management sectors for the Mid Cap and Large Cap portfolios. He joined GSAM in 2006, as a Portfolio Manager on the Core Equity team, from Merrill Lynch Investment Managers where he was a senior analyst on the Value team and was responsible for the energy and financials services sectors. Prior to that, Mr. Arege worked for Standard and Poor’s in New York. He received his B.A. from Catholic University and a Masters in Finance from Boston University. John also holds a law degree and is a CFA Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Ivy Asset Strategy Fund
Class A

Investment Objective.  The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

Principal Investment Strategies.  The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

•
“Stocks” include equity securities of all types, although the Sub-Adviser, typically emphasizes a blend of value and growth potential in selecting stocks.  Value stocks are those that the Sub-Adviser believes are currently selling below their true worth, while growth stocks are those whose earnings the Sub-Adviser believes are likely to grow faster than the economy.  The Fund may invest in the securities of any size company, including those within the small to mid-capitalization range.

•
“Bonds” include all varieties of fixed-income instruments, such as corporate debt securities, mortgage backed securities, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year.  This investment type may include a significant amount, up to 35% of the Fund’s total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor’s, a wholly-owned subsidiary of The McGraw Hill Companies, Inc. (“S&P”) or Ba and below by Moody’s Investors Service, Inc. (“Moody’s”) or unrated bonds deemed by the Sub-Adviser to be of comparable quality.

•	“Commodities” include all varieties of resources and commodities, however, the Fund will primarily invest in commodities through the purchase and sale of precious metals.

•	“Short-term instruments” include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.

Within each of these investment types, the Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

The Sub-Adviser may allocate the Fund’s investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively.  The Sub-Adviser may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks, commodities, and bonds in any fixed proportion, nor is it limited by investment style or by the issuer’s location, size, market capitalization, or industry sector.  The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Fund may invest in any market that the Sub-Adviser believes can offer a high probability of return or, alternatively, that can provide a high degree of safety in uncertain times.  Dependent on the outlook for the U.S. and global economies, the Sub-Adviser makes top-down allocations among stocks, bonds, cash, precious metals and currency markets around the globe.  After determining allocations, the Sub-Adviser seeks attractive opportunities within each market.

The Sub-Adviser may, when consistent with the Fund’s investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives).  The Sub-Adviser may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Prior Performance of a Related Fund.  The JNL/Ivy Asset Strategy Fund (“Fund”) has substantially similar investment objectives, policies and investment strategies as Ivy Asset Strategy Fund (“Related Fund”).  The Related Fund is managed by Ivy Investment Management Company, the same Sub-Adviser which manages the Fund.

The historical performance of the Related Fund is shown below and shows how this performance compares with those of a broad measure of market performance.  This performance data should not be considered as an indication of future performance of the Fund. The Related Fund performance figures shown below:

•	reflect the deduction of the historical fees and expenses paid by the Related Fund and not those paid by the Fund.

•
do not reflect Contract fees or charges  imposed by Jackson  National Life Insurance Company/Jackson National Life Insurance Company of New York.  Investors should refer to the separate account prospectus for information describing the Contract fees and charges.  These fees and charges will lower the Fund’s performance.

The Fund and the Related Fund are expected to hold similar securities.  However, their investment results are expected to differ for the following reasons:

•	differences in asset size and cash flow resulting from purchases and redemptions of the Fund shares may result in different security selections

•	differences in the relative weightings of securities

•	differences in the price paid for particular portfolio holdings

•	differences relating to certain tax matters.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical performance of the Related Fund.  It compares the Fund’s average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund’s A Share returns include the maximum sales charge for Class A shares (5.75%) and treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

Related Fund Performance For Periods Ended December 31, 2009

Average Annual Returns As Of December 31, 2009
	Related Fund (Class C)	Related Fund (Class A)	S&P 500 Index
1 year	22.84%	23.81%	26.46%
3 years	8.23%	9.04%	-5.63%
5 years	12.84%	13.68%	0.42%
10 years	9.46%	9.15%	-0.95%

* The returns shown for Class C shares are based on the performance of the Related Fund’s prior Class B shares.  On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.  The prior Class B’s performance has been adjusted to reflect the current CDSC.  Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

** Since inception: July 10, 2000

Note that the performance shown would be lower upon taking into account charges assessed in connection with a variable annuity or variable life contract.

The Adviser or its affiliates have independently verified none of the performance or expense information for the Related Fund performance.

Related Fund performance is presented net of all fees and reflects reinvestment of dividends and capital gains.  The fees deducted are higher than the expenses incurred by the Fund. If expenses of the Fund had been deducted instead, the performance results of the Related Fund would have been higher. Actual performance will vary depending on the size of the portfolio and applicable fee schedule.  Past performance does not guarantee future results.

The S&P 500 is an unmanaged index of common stock prices and includes reinvestment of dividends and capital gains.  They have been taken from public sources and have not been audited.

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base.  The Fund may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Company risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Small cap investing risk
•	Tax risk
•	U.S. Government securities risk
•	Investment value style risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Ivy Asset Strategy Fund is Ivy Investment Management Company (“IICO”).  IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O.Box 29217, Shawnee Mission, Kansas 66201-9217.  IICO is a registered investment adviser with approximately $35.2 billion in assets as of December 31, 2009.

Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Fund.  Mr. Avery has been a portfolio manager for the Fund since its inception.  In June 2005, he was named Chief Investment Officer and Executive Vice President of IICO and Waddell & Reed Investment Management Company (“WRIMCO”), an affiliate of IICO.  Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994.  From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor.  He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has been a portfolio manager for the Fund since its inception.  His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors.  Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst.  In January 2003, he was appointed an investment analyst, and in June 2005, was named assistant portfolio manager funds managed by WRIMCO or IICO.  Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager.  Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas.  He is currently pursuing the Chartered Financial Analyst designation.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan International Value Fund
Class A

Investment Objective.  The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.  The Fund’s industry weightings generally approximate those of the MSCI EAFE Value Index, although it does not seek to mirror the index in its choice of individual securities.  In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear overvalued.  The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.” The Sub-Adviser considers “emerging markets” to be any market not included in the MSCI EAFE Value Index.  An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country and (ii) is organized under the laws of an emerging market.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/JPMorgan International Value Fund seeks to achieve its investment objective primarily through its stock selection process.  Using a variety of quantitative valuation techniques and based on in-house research, the Sub-Adviser ranks issuers within each industry group according to their relative value.  The Sub-Adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock's price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Investment value style risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

When-issued securities. The Fund may invest in when-issued and delayed delivery securities.  Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement.  The purchase of these securities will result in a loss if their value declines prior to the settlement date.  This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/JPMorgan International Value Fund is J.P. Morgan Investment Management Inc. (“J.P. Morgan”), with principal offices at 245 Park Avenue, New York, New York 10167. J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2009, J.P. Morgan and its affiliates had approximately $1.2 trillion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund.  The portfolio management team is led by Jeroen Huysinga, Managing Director of J.P. Morgan, and Gerd Woort-Menker, Managing Director of J.P. Morgan.  Mr. Huysinga has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1997.  Mr. Huysinga previously spent two years at Lombard Odier (UK) Ltd., where he was a Japanese equity portfolio manager. Prior to this, Mr. Huysinga held positions with the British Steel pension fund as a UK analyst and latterly a Japanese equity portfolio manager, after beginning his career at Lloyds Bank.  Mr. Huysinga obtained a B.A. in economics and international studies from the University of Warwick.  Mr. Huysinga is an Associate of the Institute of Investment Management and Research.  Mr. Woort-Menker, who is a portfolio manager on the Global Equity team and the lead manager of the team’s Value strategies, has been employed by J.P. Morgan since 1987.  Gerd Woort-Menker, managing director, is a senior portfolio manager on the Global Investment Team. Mr. Woort-Menker currently manages international and global equity portfolios; he has also managed the International Value strategy since its inception. Mr. Woort-Menker began his career at VARTA in Hanover, where he was a financial comptroller. Mr. Woort-Menker obtained a business accounting degree from Muenster University and earned an M.A. in economics from Freiburg University. He is a CFA charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan MidCap Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/JPMorgan MidCap Growth Fund is to seek capital growth over the long-term.

Principal Investment Strategies.  The Fund invests primarily in common stocks of mid-cap companies which its Sub-Adviser, J.P. Morgan Investment Management Inc. (“JPMorgan”), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase.  Market capitalization is the total market value of a company’s shares.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its assets in affiliated money market funds, high-quality money market instruments or repurchase agreements.

In managing the Fund, the Sub-Adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the Sub-Adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The Sub-Adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the Sub-Adviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The Sub-Adviser may sell a security for several reasons. The Sub-Adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the Sub-Adviser may also sell a security that the Sub-Adviser no longer considers reasonably valued.

Investments in all types of foreign securities will not exceed 20% of the total assets of the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Mid-capitalization investing risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Emerging markets risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/JPMorgan MidCap Growth Fund is JPMorgan, with principal offices at 245 Park Avenue, New York, New York 10167. JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2009, JPMorgan and its affiliates had approximately $1.2 trillion in assets under management.

Christopher M.V. Jones, managing director, is the CIO of the Growth and Small Cap U.S. Equity Team.  An employee since 1982, Chris has had fund management and analytical responsibilities on the small cap team since 1986.  He has served as the team’s chief investment officer since 1993 and has headed JPMorgan’s Growth investments since 2006.  He holds an M.A. in history from Cambridge University and is a member of both the New York Society of Security Analysts and The CFA Institute.  He is a CFA charterholder.

Tim Parton, managing director, is a portfolio manager in the U.S. Equity Group.  Tim has been managing the Mid Cap Growth strategy since 2001 and the Multi Cap Growth strategy since 2005.  Tim's analytical focus is on technology, financial services, energy and industrials.  An employee since 1986, Tim has managed a variety of small and mid cap portfolios.  Tim obtained a BSc in economics and accounting from the University of Bristol.  He is a member of the New York Society of Security Analysts and the Association for Investment Management and Research.  He is also a CFA charterholder and NASD Series 66 licensed.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A

Investment Objective.  The investment objective of the JNL/JPMorgan U.S. Government & Quality Bond Fund is to obtain a high level of current income.

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in:

(i)	U.S. treasury obligations;
(ii)	obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government;
(iii)
mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.  Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

(iv)
mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

(v)
collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government;

(vi)	repurchase agreements collateralized by any of the foregoing; and
(vii)	other investments (such as derivatives contracts) related to those listed above.

Any guarantee of the securities in which the Fund invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages.  A security issued or guaranteed by a U.S. government agency may significantly fluctuate in value, and the Fund may not receive the originally anticipated yield on the security.  Shares of the Fund are not insured or guaranteed by the U.S. government, its agencies or instrumentalities.  The Fund may also invest in high-quality corporate debt securities.

The Sub-Adviser seeks to add value by actively managing the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection.  In selecting mortgage-backed securities for the Fund, the Sub-Adviser determines a security’s average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors.  These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Interest rate risk
•	U.S. Government securities risk
•	Mortgage-backed and mortgage-related securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Prepayment risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/JPMorgan U.S. Government & Quality Bond Fund is J.P. Morgan Investment Management Inc. (“J.P. Morgan”), with principal offices at 245 Park Avenue, New York, NY 10167.  J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide.  As of December 31, 2009, J.P. Morgan and its affiliates had approximately $1.2 trillion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund.  The portfolio management team is led by Michael Sais, Managing Director of J.P. Morgan. Mr. Sais is a Fixed Income Fund Manager for the Insurance Asset Management Team responsible for managing investments consistent with the unique requirements of insurance industry clients. Additionally, he is a member of the Columbus Taxable Bond Team where he has served as lead manager for the JPMorgan Ultra Short-Term Bond Fund since 1995 and Government Bond Products since 1996.  Mr. Sais joined the firm in 1994 as a senior fixed income research analyst responsible for the valuation and analysis of the mortgage-backed securities market.  Prior to this, he served as senior investment portfolio manager of Valley National Bank of Phoenix, where he was responsible for the management of the bank’s $2.2 billion investment portfolio.  Mr. Sais began his career with Citibank in San Juan, Puerto Rico, as an asset/liability manager and eurodollar trader.  He obtained a B.S. and an M.B.A, both in finance, from Indiana University.  Mr. Sais is also a CFA charterholder and member of The CFA Institute as well as the CFA Society of Columbus.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Lazard Emerging Markets Fund
Class A

Investment Objective.  The investment objective of the JNL/Lazard Emerging Markets Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index.  The Index includes, but is not limited to, the following countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The allocation of the Fund’s assets among emerging market countries may shift from time to time based on the Sub-Adviser’s judgment and its analysis of market conditions.  However, the Fund is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  While the portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns.  However, there is a risk that these transactions may reduce returns or increase volatility.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Investment value style risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Lazard Emerging Markets Fund is Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112.  Lazard is a subsidiary of Lazard Frères & Co. LLC (“Lazard Frères”), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services.  Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

John R. Reinsberg is a Deputy Chairman with responsibility for international and global strategies. He is also a Portfolio Manager on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1981. Prior to joining Lazard in 1992, John was Executive Vice President with General Electric Investment Corporation and Trustee of the General Electric Pension Trust. He was also previously with Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. John has an MBA from Columbia University and a BA from the University of Pennsylvania. He is a member of the University of Pennsylvania School of Arts and Sciences Board of Overseers, the University of Pennsylvania Huntsman Program Advisory Board, the Board of Directors of the Alliance for Cancer Gene Therapy, the Board of Directors of The Jewish Museum, as well as the Board of Directors of the U.S. Institute (Institutional Investor).

James Donald is a Portfolio Manager/Analyst on the Emerging Markets Equity team and Head of the Emerging Markets Group. He began working in the investment field in 1985. Prior to joining Lazard in 1996, James was a Portfolio Manager with Mercury Asset Management. He has a BA (Hons) in history from the University of Western Ontario.

Rohit Chopra is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis.  He began working in the investment field in 1996. Prior to joining the Firm in 1999, Rohit was with Financial Resources Group, Deutsche Bank and Morgan Stanley, Dean Witter, Discover Company. He has a BS in Finance and Information Systems from New York University and also studied at the London School of Economics and Political Science.

Erik McKee is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on the materials and industrials sectors.  He began working in the investment field in 1996.  Prior to joining Lazard in 1999, he was with Bank of America and Unibanco in Sao Paulo, Brazil.  Erik has a BA in International Finance from Brown University. He also studied history at the Sorbonne in Paris.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Lazard Mid Cap Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Lazard Mid Cap Equity Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.  The Fund invests in 50-70 securities, with a market capitalization of between $24 million and $14.65 billion, or in the Russell MidCap® Index at the time of purchase.  The Russell MidCap® Index is composed of selected common stocks of medium-size U.S. companies.  The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. To the extent its assets are not invested in such securities, the Fund may invest in the equity securities of larger capitalization companies or investment-grade fixed-income securities.  In searching for undervalued medium capitalization stocks, the Sub-Adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The Sub-Adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell MidCap® Index.  The Sub-Adviser may sell a security for any of the following reasons:

•	Its price rises to a level where it no longer reflects value (target valuation);
•	The underlying investment assumptions are no longer valid;
•	Portfolio management changes its direction; and/or
•	External events occur (e.g., changes in regulation, taxes and competitive position).

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investments in IPOs
•	Mid-capitalization investing risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Derivatives risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Lazard Mid Cap Equity Fund is Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Frères & Co. LLC (“Lazard Frères”), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services.  Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis by Christopher Blake, Andrew Lacey and Robert A. Failla.  Mr. Lacey has been with Lazard since 1996.  He is a portfolio manager and Deputy Chairman of Lazard.  Mr. Blake has been with Lazard since 1995.  Mr. Blake is a Managing Director of Lazard.  Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively. Mr. Failla is Director and portfolio manager and has been with Lazard since 2003.  Prior to joining the Firm, Robert was associated with AllianceBernstein.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/M&G Global Basics Fund
Class A

Investment Objective.  The investment objective of the JNL/M&G Global Basics Fund is to maximize long-term capital growth.

Principal Investment Strategies.  The Fund seeks to invest in companies operating in basic industries (“primary” and “secondary” industries) as further described below and also in companies that service these industries.  The Fund may also invest in other global equities.

The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).  The Sub-Adviser seeks to identify companies that exhibit the following qualities: strong competitive edge and sustainable market share (e.g. leadership in a niche market, natural barriers to entry, technological advantage); a proven business model; financial strength (e.g. strong balance sheet, good revenue growth); and attractive valuations.  Detailed, qualitative research is used, and importance is placed upon face-to-face company meetings and visits. The visits are used to identify industry themes and trends as well as to assess the quality of the company and its management.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign securities risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/M&G Global Basics Fund is M&G Investment Management Limited (“MAGIM”) located at Laurence Pountney Hill, London EC4R 0HH.  MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Graham French, Global Fund Equity Manager, joined MAGIM in 1989 as a graduate from Durham University where he studied geography. He manages two global equity funds, including M&G’s proprietary fund, the M&G Global Basics Fund, and also an M&G fund of funds. Mr. French was instrumental in the design and development of the investment strategy of M&G’s proprietary Global Basics Fund and has managed the fund since its launch in November 2000.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/M&G Global Leaders Fund
Class A

Investment Objective.  The investment objective of the JNL/M&G Global Leaders Fund is to maximize long-term total return (the combination of income and growth of capital).

Principal Investment Strategies.  The Fund seeks to invest in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.  The Fund has a clearly defined active investment approach, focused exclusively on individual stock selection decisions and driven by fundamental company analysis.  The investment strategy of the Fund is to identify those companies and stocks that represent the best investments from the global universe of companies in all sectors, countries and size ranges.  Companies are identified by the Sub-Adviser using a comprehensive research process and the full range of the Sub-Adviser’s equity expertise. The Sub-Adviser selects the companies to include in the portfolio, supported by a risk management process designed to ensure the appropriate risks are being taken by the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign securities risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/M&G Global Leaders Fund is M&G Investment Management Limited (“MAGIM”) located at Laurence Pountney Hill, London EC4R 0HH.  MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Aled Smith joined MAGIM in December 2000 as a global equity fund manager. Before joining MAGIM, Mr. Smith worked at JP Morgan Asset Management for eight years, four of these as a specialist senior analyst for the media sector. Prior to joining JP Morgan, he was an actuarial consultant for Coopers & Lybrand from 1989 to 1992. Mr. Smith graduated from Lincoln College, Oxford University, in 1989 with a BA in mathematics. He is a CFA charterholder.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/Mellon Capital Management 10 x 10 Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management 10 x 10 Fund is capital appreciation and income.

Principal Investment Strategies. The Fund seeks to achieve its objective by initially allocating in the following Funds:

➢	50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund*;
➢	10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund*;
➢	10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund*;
➢	10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund*;
➢	10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund*; and
➢	10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund*.

* The Funds are referred to as the “Underlying Funds” and are also described in this Prospectus and in the Prospectus of JNL Variable Fund LLC.

The Fund expects to rebalance its assets to the allocation weights specified above for each Underlying Fund every January. Between rebalance dates, when cash inflows and outflows require, the Fund purchases and sells shares of the six Underlying Funds according to the approximate current percentage relationship among the Underlying Funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Limited management, trading cost and rebalance risk
•	Underlying funds

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	Index investing risk
•	Leveraging risk
•	License termination risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Prepayment risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the JNL/Mellon Capital Management 10 x 10 Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $51.5 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed on a team basis.  Daniel W. Koors has primary responsibility for the day-to-day management of the Fund’s portfolio, and is assisted by Lynn M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust.  Mr. Koors has been a manager of the Fund since its inception.  Mr. Koors has been associated with JNAM and/or its affiliates since August 2006.  Mr. Koors was elected Senior Vice President in January 2009 and Chief Financial Officer of JNAM in January 2007.  In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006.  Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Director of Separate Account and Transfer Agent Operations at JNAM since July 2008, and was a Director from August 2005 through July 2008.  Ms. Mouser has worked processing Fund transactions since the inception of the Fund.  Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations.  Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.

Both Mr. Koors and Ms. Mouser review the allocations made to the Fund and the application of the investment strategy.  Mr. Koors and Ms. Mouser play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Trust’s Semi-Annual Report for the fiscal year ended June 30, 2008.

JNL/Mellon Capital Management Index 5 Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Index 5 Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by initially allocating in the following Funds:

•	20% in the JNL/Mellon Capital Management S&P 500 Index Fund*;
•	20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund*;
•	20% in the JNL/Mellon Capital Management Small Cap Index Fund*;
•	20% in the JNL/Mellon Capital Management International Index Fund*; and
•	20% in the JNL/Mellon Capital Management Bond Index Fund*.

* The Funds are referred to as the “Underlying Funds” and are also described in this Prospectus.

The Fund expects to rebalance its assets to the allocation weights specified above for each Underlying Fund every January. Between rebalance dates, when cash inflows and outflows require, the Fund purchases and sells shares of the five Underlying Funds according to the approximate current percentage relationship among the Underlying Funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Limited management, trading cost and rebalance risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	Index investing risk
•	Leveraging risk
•	License termination risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Prepayment risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the JNL/Mellon Capital Management Index 5 Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $51.5 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed on a team basis.  Daniel W. Koors has primary responsibility for the day-to-day management of the Fund’s portfolio, and is assisted by Lynn M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust.  Mr. Koors has been a manager of the Fund since its inception.  Mr. Koors has been associated with JNAM and/or its affiliates since August 2006.  Mr. Koors was elected Senior Vice President in January 2009 and Chief Financial Officer of JNAM in January 2007.  In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006.  Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Director of Separate Account and Transfer Agent Operations at JNAM since July 2008 and was a Director from August 2005 through July 2008.  Ms. Mouser has worked processing Fund transactions since the inception of the Fund.  Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations.  Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.

Both Mr. Koors and Ms. Mouser review the allocations made to the Fund and the application of the investment strategy.  Mr. Koors and Ms. Mouser play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Trust’s Semi-Annual Report for the fiscal year ended June 30, 2008.

JNL/Mellon Capital Management European 30 Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management European 30 Fund is to provide capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date is on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

As of February 28, 2010, the MSCI Europe Index consists of stocks from the following 16 developed markets: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.  The population of stocks is divided into the following country groupings:

1.	United Kingdom;
2.	Austria, Germany, Netherlands, Switzerland;
3.	Denmark, Finland, Norway, Sweden; and
4.	Belgium, France, Greece, Ireland, Italy, Portugal, Spain

The stocks are selected by applying the following analysis to each group on each Stock Selection Date:

•
The first screen evaluates the volatility of stocks in the population.  The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days.  The coefficient of variation is the standard deviation of a stock’s price.  Stocks with a lower coefficient of variation are considered less volatile.  The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

•
The second screen evaluates the degree of efficiency of the company’s asset management.  The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity (“FROE”) calculated as the analysts’ (independent analysts’ covering the stock) consensus estimate of each company’s earnings for the next year divided by the company’s equity.  The 60 stocks with the highest FROE are selected from each country grouping.

•
The last screen ranks companies based on a valuation model.   The Sub-Adviser allocates approximately equal amounts of the Fund’s investments to the 30 common stocks with the best valuation based on the Edward Bell Ohlson (“EBO”) valuation to price ratio.  The number of stocks selected from each country grouping is based on the aggregate market capitalization of each country grouping relative to the total market capitalization on the Stock Selection Date. The final selections from each grouping are made from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Europe Index, will be removed from the universe of securities from which the Fund’s stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.  The 5% limit is applied at the time of purchase.

Certain provisions of the 1940 Act, limit the ability of the European 30 Fund to invest more than 25% of the European 30 Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the European 30 Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Limited management, trading cost and rebalance risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Currency risk
•	European investing risk
•	Industry concentration risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management European 30 Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Pacific Rim 30 Fund is to provide capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date is on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

As of February 28, 2010, the MSCI Pacific Index consisted of the following 5 developed market countries: Australia, Hong Kong, Japan, New Zealand, and Singapore. The population of stocks is divided into the following country groupings:

1.	Japan; and
2.	Australia, Hong Kong, New Zealand, and Singapore

The stocks are selected by applying the following analysis to each group on each Stock Selection Date:

•
The first screen evaluates the volatility of stocks in the population.  The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days.  The coefficient of variation is the standard deviation of a stock’s price.  Stocks with a lower coefficient of variation are considered less volatile.  The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

•
The second screen evaluates the degree of efficiency of the company’s asset management.  The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity (“FROE”) calculated as the analysts’ (independent analysts covering the stocks) consensus estimate of each company’s earnings for the next year divided by the company’s equity.  The 60 stocks with the highest FROE are selected from each country grouping.

•
The last screen ranks companies based on a valuation model.   The Sub-Adviser allocates approximately equal amounts of the Fund’s investments to the 30 common stocks with the best valuation based on the Edward Bell Ohlson (“EBO”) valuation to price ratio.  Fifteen stocks are selected from each country grouping on the Stock Selection Date from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Pacific Index, will be removed from the universe of securities from which the Fund’s stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Pacific Rim 30 Fund to invest more than 5% of the Pacific Rim 30 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Pacific Rim 30 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.  The 5% limit is applied at the time of purchase.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Limited management, trading cost and rebalance risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Currency risk
•	Industry concentration risk
•	Liquidity risk
•	Market risk
•	Pacific Rim investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Pacific Rim 30 Fund is Mellon Capital, located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management S&P 500 Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500® Index.  The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in large-capitalization company securities.  The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. This approach is called “replication.”  When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the S&P 500 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 Index in proportion to the weighting in the S&P 500 Index.  To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P 500 Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between Fund and S&P 500 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 500 Index.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The S&P 500 Index. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor’s to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 Index is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks.  Each stock in the S&P 500 Index is weighted by its float adjusted market capitalization. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management S&P 500 Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P MidCap 400 Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Principal Investment Strategies.  The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P MidCap 400 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index.  The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P MidCap 400 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.  This approach is called “replication.”  When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the S&P MidCap 400 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P MidCap 400 Index in proportion to the weighting in the S&P MidCap 400 Index.  To the extent that the Fund seeks to replicate the S&P MidCap 400 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P MidCap 400 Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between the Fund and S&P MidCap 400 Index performance may be affected by changes in securities markets and changes in the composition of the S&P MidCap 400 Index.

The Fund may invest in derivatives to manage contract owner cash flows and equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Mid-capitalization investing risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The S&P MidCap 400 Index. The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor’s to capture the price performance of a large cross section of the U.S. publicly traded stock market.  Stocks included in the S&P MidCap 400 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy.  Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P MidCap 400 Index is weighted by its float adjusted market capitalization (or the stock’s price multiplied by the number of shares outstanding adjusted for float, as the S&P MidCap 400 Index is considered a capitalization-weighted index.)  The inclusion of a stock in the S&P MidCap 400 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Small Cap Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000® Index1.  The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Russell 2000 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities.  To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Small cap investing risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Russell 2000 Index. The Russell 2000 Index is composed of approximately 2000 common stocks that are selected by the Russell Investments to capture the price performance of a large cross section of the U.S. publicly traded stock market.  Stocks that are included in the Russell 2000 Index are chosen with the aim of achieving a broad representative portfolio from the various sectors of the U.S. economy.  These stocks do not necessarily represent the entire U.S. economy, as they exclude approximately 1000 large company stocks.  Stocks held in the Russell 1000 Index are excluded from the Russell 2000 Index.  The Russell 2000 Index is recognized for its emphasis towards small- and mid-size stocks, essentially the remainder of the U.S. market.  Each stock in the Russell 2000 Index is weighted by its float adjusted market capitalization (the total market value relative to the total market values of all the securities in the Russell 2000 Index).

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Small Cap Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

1 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

JNL/Mellon Capital Management International Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East (“EAFE”) Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Principal Investment Strategies.  The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE® Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.  To the extent that the Fund seeks to replicate the MSCI EAFE Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the MSCI EAFE Index may be anticipated in both rising and falling markets.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals and other receivables, and to facilitate meeting the Fund’s objectives.  For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Index investing risk
•	License termination risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The MSCI EAFE Index. The MSCI EAFE Index is comprised of common stocks including, but not limited to, the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Greece, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.  The companies within each country are selected by MSCI to capture the price performance of a large cross section of the international publicly traded stock markets.  Stocks included in the MSCI EAFE Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy.  Aggregate market value and trading activity are also considered in the selection process.  The inclusion of a stock in the MSCI EAFE Index in no way implies that MSCI, Inc. believes the stock to be an attractive investment, nor is MSCI, Inc. in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Leveraging risk
•	Liquidity risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management International Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Bond Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.  The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Principal Investment Strategies.  The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Barclays Capital U.S. Aggregate Index through statistical procedures.  Bonds are selected based on their characteristics to create a portfolio that profiles the Index.  The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed-income securities that seek to match the performance and characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices.  This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market.  Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts.  Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund’s Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund’s composition is continuously evaluated relative to the Index, and if necessary, the portfolio is rebalanced, typically using cash flows from accruals and contract owner contributions and withdrawals.

The Fund can invest in a number of different kinds of “derivative” instruments to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Index investing risk
•	Interest rate risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk
•	Leveraging risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Bond Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

David C. Kwan has been a Managing Director of Mellon Capital Management Corporation since 2000.  He has also been the Head of Fixed Income Management Group since 1994 and the Head of the Trading Group since 1996.  Mr. Kwan has direct oversight responsibility for all U.S. and international fixed income portfolios, and the management of the Global Opportunity Strategy.  Mr. Kwan has had various positions and responsibilities at Mellon Capital since he joined in 1990, one of which was management of the firm's Enhanced Asset Allocation Fund.  He received his M.B.A. degree from University of California at Berkeley in 1990.  Mr. Kwan has 20 years of investment experience.

Lowell Bennett has been a Managing Director of Mellon Capital Management Corporation since 2000.  Mr. Bennett joined Mellon Capital in 1997 as a Vice President and fixed income strategist.  He is responsible for the development and implementation of fixed income strategies of the company.  Prior to joining Mellon Capital, he was a fixed income strategist at Merrill Lynch.  He received his M.B.A. degree from Stanford University in 1987. Mr. Bennett has 23 years of finance and investment experience.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Global Alpha Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

Principal Investment Strategies.  To achieve this objective, the Fund uses a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle; typically a period of several years.  The Fund is not managed to a benchmark index.  Rather than managing to track a benchmark index, the Fund seeks to provide returns that are largely independent of market moves.

The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund’s investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.  The Fund ordinarily invests in at least three countries.  The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund’s portfolio managers to implement investment decisions quickly and cost-effectively.  The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

The Fund’s Sub-Adviser seeks to deliver value added excess returns (“alpha”) by applying a systematic, quantitative investment approach designed to identify and exploit relative misvaluations across and within global capital markets.  Active investment decisions to take long or short positions in individual country, equity, bond, and currency markets are driven by this quantitative investment process and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world.  To construct a portfolio of long and short positions, the portfolio managers calculate the expected returns for the asset classes in such countries and then evaluate the relative value of stock and bond markets across equity markets, across bond markets, and among currencies.  The portfolio managers have considerable latitude in allocating the Fund’s assets and in selecting derivative instruments and securities to implement the Fund’s investment approach, and there is no limitation as to the amount of Fund assets required to be invested in any one asset class.  The Fund’s portfolio will not have the same characteristics as its performance baseline benchmark – the Citibank 30-Day Treasury Bill Index – because the Fund seeks excess return above the benchmark.  The portfolio managers also assess and manage the overall risk profile of the Fund’s portfolio.

For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive expected returns for stocks, bonds, and currencies in each country. The models then incorporate the risk and correlation of those assets with robust risk controls in order to come up with a portfolio that is expected to produce positive returns that have a low correlation with major markets.  The portfolio managers tend to favor markets in developed countries that have attractive valuations on a risk adjusted basis.
For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among long-term government bond markets.  The most relevant long-term bond yield within each country serves as the expected return for each bond market.  The portfolio managers tend to favor developed countries whose bonds have been identified as offering greater return for bearing inflation and interest rate risks.

The portfolio managers determine the relative value of equities versus bonds within a specific country market by comparing the expected returns for the country’s equities and bonds.  When assessing the relative valuation of equity versus bond markets, the portfolio managers are measuring the “risk premium” within a country, that is, whether there is, and, if so, how much of, an increased return for having investment exposure to asset classes that are perceived to be riskier.  The portfolio managers then determine the allocation of the Fund’s assets between the country’s equity and bond markets.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy.  The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.  Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis).  These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund may “sell short” securities and other instruments that it does not own, with the intention of purchasing them back later at a lower price, enabling the fund to profit if prices fall.  The portfolio managers, however, intend to employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short.  Short-selling is considered “leverage” and involves unlimited risk.  The Fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Currency risk
•	Foreign securities risk
•	Derivatives risk
•	Interest rate risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Industry concentration risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Short sales risk
•	Tax risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Global Alpha Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Helen Potter, CFA is a Managing Director, Asset Allocation for Mellon Capital where she has managed investment portfolios since 1996.  Prior to joining Mellon Capital, Ms. Potter held research and portfolio management positions at Quantilogic Asset Management gaining extensive experience in the global asset allocation field.  Ms. Potter manages all global and domestic asset allocation products and staff.  She is responsible for articulating asset allocation strategies to clients and prospects, as well as participating in the refinement of current strategies and the development of new strategies.

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 11 years of investment experience and has been with Mellon Capital for 10 years.  In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Dagioglu co-manages a team of portfolio managers implementing the firm’s global asset allocation strategies.  He is responsible for the design and implementation of global portfolio management analytical systems.  Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 17 years of investment experience and has been with Mellon Capital for 11 years.  In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies.  Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Oppenheimer Global Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

Principal Investment Strategies.  The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries.  As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States).  Typically, the Fund invests in a number of different countries.

The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-cap growth oriented companies worldwide.
•	Companies that stand to benefit from global growth trends at attractive valuations.
•	Businesses with strong competitive positions and high demand for their products or services.
•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns or to try to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Cyclical opportunities risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Security selection criteria. In selecting securities for the Fund, the Fund’s portfolio manager looks primarily for foreign and U.S. companies with high growth potential.  The portfolio manager uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.  The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing.  The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-capitalization growth-oriented companies worldwide;
•	Companies that stand to benefit from global growth trends;
•	Businesses with strong competitive positions and high demand for their products or services; and/or
•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors.  The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Emerging market risk
•	Growth investing risk
•	Industry concentration risk
•	Leveraging risk
•	Mid-capitalization investing risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Oppenheimer Global Growth Fund is OppenheimerFunds, Inc. (“Oppenheimer”), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

The portfolio manager of the Fund is Rajeev Bhaman, Senior Vice President of Oppenheimer.  He is the person principally responsible for the day-to-day management of the Fund's portfolio.  Mr. Bhaman has been a manager of the Fund since August 2004 and a Portfolio Manager at Oppenheimer since January 1997.  Prior to joining Oppenheimer in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.  Mr. Bhaman holds a B.A. and an M.B.A. from Cornell University as well as an M.B.A. in International Business from Katholieke Universiteit te Leuven in Belgium.  He has earned the right to use the Chartered Financial Analyst designation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PAM Asia ex-Japan Fund
Class A

Investment Objective.  The investment objective of the JNL/PAM Asia ex-Japan Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective of long-term capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintains their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer’s most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region. The Asia ex-Japan region includes, but is not limited to, the following countries: Korea; Taiwan; Hong Kong; Philippines; Thailand; Malaysia; Singapore; Indonesia; People’s Republic of China; India; Pakistan and Vietnam.  The Fund may also invest in depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns, or for efficient portfolio management or for hedging purposes.  It does not currently invest in derivatives to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Asia ex-Japan concentration risk
•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Cyclical opportunties risk
•	Derivatives risk
•	Investments in IPOs
•	Investment value style risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser for the JNL/PAM Asia ex-Japan Fund is Prudential Asset Management (Singapore) Limited (“PAM Singapore”), located at 30 Cecil Street, #20 – 01 Prudential Tower, Singapore 049712.  PAM Singapore is an affiliate of the investment adviser to the Trust and is an indirect wholly owned subsidiary of Prudential plc (the “Group”), a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Kannan Venkataramani is a Investment Director at PAM Singapore and manages a wide range of regional products for retail and institutional clients.  Kannan joined PAM Singapore in February 2007.  Kannan joined the Hong Kong affiliate of PAM Singapore in 2002, where he covered India, Indonesia, the Philippines and Taiwan and also managed several country-focused and regional portfolios.  Prior to joining the Hong Kong affiliate of PAM Singapore, Kannan was a Portfolio Manager at the Group’s asset management joint venture in India, focusing on the Indian equities market.  Kannan has over 14 years of investment experience.  Kannan has a MBA (post graduate Diploma in Management) from the prestigious Indian Institute of Management, Ahmedabad, India and a degree in Electronic and Communication Engineering from Anna University India.  He is also a Chartered Financial Analyst (CFA) Charterholder.  Kannan has been the portfolio manager since the Fund’s inception.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Trust’s Semi-Annual Report for the fiscal year ended June 30, 2009.

JNL/PAM China-India Fund
Class A

Investment Objective.  The investment objective of the JNL/PAM China-India Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.  In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The investments of the Fund include, but are not limited to, listed securities in the regulated market, which operates regularly and is recognized, depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns, or for efficient portfolio management or for hedging purposes.  It does not currently invest in derivatives to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	China and India country specific risks
•	Credit risk
•	Currency risk
•	Foreign securities risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Cyclical opportunties risk
•	Derivatives risk
•	Emerging markets risk
•	Investments in IPOs
•	Investment value style risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser for the JNL/PAM China-India Fund is Prudential Asset Management (Singapore) Limited (“PAM Singapore”), located at 30 Cecil Street, #20 – 01 Prudential Tower, Singapore 049712.  PAM Singapore is an affiliate of the investment adviser to the Trust and is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

DR Rao has been an Investment Director at PAM Singapore since February 2007 and specializes in Indian equities.  In June 2005, Mr. Rao joined the Hong Kong affiliate of PAM Singapore as Portfolio Manager.  From August 2002 until June 2005, he was at the Abu Dhabi Investment Authority as an Analyst from August 2002 through June 2003 and as a Senior Analyst from June 2003 through June 2005, managing an Indian equities portfolio.  He has over 14 years of investment experience.  Mr. Rao holds a Post Graduate Diploma in Management (MBA equivalent) from the Indian Institute of Management, Calcutta, India and graduated from Osmania University, Hyderabad, India with a Bachelor of Electrical Engineering degree.  He is also a Chartered Financial Analyst (CFA) Charterholder.  Mr. Rao has been the portfolio manager since the inception of the Fund.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Trust's Semi-Annual Report for the fiscal year ended June 30, 2009.

JNL/PIMCO Real Return Fund
Class A

Investment Objective.  The investment objective of the JNL/PIMCO Real Return Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Principal Investment Strategies.  The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.  The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.  The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.  The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index.  For these purposes, in calculating the Fund's average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.  The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.  The Fund is non-diversified, which means it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

The Fund may invest all of its assets in derivative instruments, such as futures, options, forward contracts or swap agreements, or in mortgage or asset-backed securities.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments”, which as used by this Fund include:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, and event-linked bonds:
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements and reverse repurchase agreements;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Non-diversification risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Emerging markets risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Investment strategy risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Portfolio turnover
•	Prepayment risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PIMCO Real Return Fund is Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”).  Allianz SE is the indirect owner of AGI LP.  Allianz SE is an European-based, multinational insurance and financial services holding company. As of December 31, 2009, PIMCO had assets under management of $1,000.1 billion.

Mihir Worah is an Executive Vice President, portfolio manager, and member of the government and derivatives desk.  Since November 2007, Mr. Worah has been primarily responsible for the day-to-day management of the Fund.  He joined PIMCO in 2001 as a member of the analytics team and worked on term structure modeling and options pricing.  Previously, Mr. Worah was a post-doctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. He has a Ph.D. in theoretical physics from the University of Chicago and is the author of numerous scientific papers.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PIMCO Total Return Bond Fund
Class A

Investment Objective.  The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality.  The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.  The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.  The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments”, which as used in this Prospectus includes:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, event-linked bonds;
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements and reverse repurchase agreements;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Investment strategy risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund seeks to consistently add value relative to the Barclays Capital U.S. Aggregate Bond Index, while keeping risk equal to or less than that index.  In managing the Fund, the Sub-Adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Barclays Capital U.S. Aggregate Bond Index.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Emerging market risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Issuer risk
•	Leveraging risk
•	Liquidity
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Portfolio turnover
•	Prepayment risk
•	Short sales risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PIMCO Total Return Bond Fund is Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”).  Allianz SE is the indirect owner of AGI LP.  Allianz SE is an European-based, multinational insurance and financial services holding company. As of December 31, 2009, PIMCO had assets under management of $1,000.1 billion.

William H. Gross, CFA, managing director, portfolio manager, and chief investment officer, was a founding partner of PIMCO in 1971. Mr. Gross has had responsibility for the day-to-day management of the Fund since the inception of the Fund.  Mr. Gross has over thirty years of investment experience and is the author of Bill Gross on Investing. Mr. Gross has a bachelor's degree from Duke University and an MBA from the UCLA Graduate School of Business.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America High Yield Bond Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  For purpose of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, including credit default swaps.  The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum.

In light of the risks associated with such securities, the Sub-Adviser takes various factors into consideration in evaluating the creditworthiness of an issuer.  For corporate debt securities, these typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. With respect to derivative instruments, the Sub-Adviser also takes into consideration the credit-worthiness of the counterparty to the transaction.  For sovereign debt instruments, these typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history.  The Sub-Adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the Sub-Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service.  The Fund’s ability to achieve its investment objectives may be more dependent on the Sub-Adviser’s credit analysis than would be the case if it invested in higher quality debt securities.

In pursuing the Fund’s secondary objective of capital appreciation, the Sub-Adviser looks for those companies that the Sub-Adviser believes have the highest potential for improving credit fundamentals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Derivatives risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Foreign securities. The Fund may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed-income securities of foreign corporate issuers.

Zero-coupon, pay-in-kind, and deferred payment securities. The Fund may invest without limit in zero coupon securities, pay-in-kind bonds and deferred payment securities, which involve special risk considerations.  In particular, zero coupon securities fluctuate more in value in response to a change in interest rates than do bonds that pay current interest.

Loans, Equipment Leases, Trust Certificates and Limited Partnership Interests. The Fund may invest in fixed- and floating-rate loans, including loan participations and assignments.  The Fund may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnership interests.

Equity securities. The Fund may also invest up to 20% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit), typically equity investments acquired as a result of purchases of fixed-income securities.

Portfolio maturity. The Sub-Adviser has discretion to select the range of maturities of the fixed-income securities in which the Fund may invest.  The Sub-Adviser anticipates that, under current market conditions, the Fund will have average portfolio life of 6 to 12 years.  However, the average portfolio life may vary substantially from time to time depending on economic and market conditions.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Emerging market risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America High Yield Bond Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Anthony Balestrieri, Senior Managing Director and Scott B. Richards, Senior Managing Director, manage the assets of the Fund. Mr. Balestrieri and Mr. Richards review portfolio holdings, discuss purchase and sale activity, and adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. As of December 31, 2009, PPM’s Public Fixed Income Group managed approximately $47.3 billion in assets, including approximately $5.9 billion in high yield bond assets for various institutional clients based in the U.S. and abroad. Mr. Balestrieri and Mr. Richards share the ultimate decision making responsibility for the portfolio determinations.

Anthony Balestrieri is a Senior Managing Director and Portfolio Manager of PPM, and is responsible for managing or supervising over $23 billion in public investment grade, high yield, securitized and other fixed income investments. Mr. Balestrieri has over twenty-one years of investment industry experience. From May 1998 until to joining PPM in June 2003, Mr. Balestrieri was Director of Fixed Income at Merrill Lynch Investment Managers, where he was responsible for the oversight of $16 billion in institutional fixed income assets. Prior to May 1998, Mr. Balestrieri was a Senior Vice President at Mitchell Hutchins Asset Management responsible for the Short-Term Strategies Group. Mr. Balestrieri earned a B.A. in Economics and Business/Government and Law from Lafayette College. Mr. Balestrieri has been the portfolio manager since April 30, 2007.

Scott B. Richards is a Senior Managing Director and Portfolio Manager, and is responsible for managing over $2.3 billion in high yield assets for PPM clients.  Mr. Richards has over twenty-six years of investment experience, and joined PPM in June 2008. Prior to joining PPM, Mr. Richards was Senior High Yield Portfolio Manager responsible for all global below investment grade securities for State Street Global Advisers. Prior to joining State Street Global Advisers in October 2006, Mr. Richards was a senior portfolio manager and co-head of high yield at MFS Investment Management and, prior to 2004, Mr. Richards was head of the high yield group at Liberty Funds, a portfolio manager at State Street Research, and an analyst and director of high yield research at Wellington Management Company.  Mr. Richards earned a B.A. in Applied Economics from Cornell University and a M.B.A. from the Amos Tuck School at Dartmouth, and is a Chartered Financial Analyst.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America Mid Cap Value Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America Mid Cap Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell MidCap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are under priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Mid Cap Value Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund.  All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $20 million in large cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.   Mr. Brody has been the portfolio manager since the inception of the Fund.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM’s Equity products.  Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since the inception of the Fund.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group.  Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been the portfolio manager since the inception of the Fund.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team.  Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America Small Cap Value Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America Small Cap Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are under priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Small Cap Value Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund.  All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $89 million in small cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.   Mr. Brody has been the portfolio manager since the inception of the Fund.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM’s Equity products.  Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since the inception of the Fund.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group.  Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been the portfolio manager since the inception of the Fund.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team.  Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America Value Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America Value Equity Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.  For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Investment value style risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Value Equity Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606. As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $3.3 billion in large cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.   Mr. Brody has been the portfolio manager since January 16, 2007.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM’s Equity products.  Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since January 16, 2007.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group.  Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been the portfolio manager since January 16, 2007.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team.  Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Red Rocks Listed Private Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Red Rocks Listed Private Equity Fund is to seek to maximum total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicles whose purpose is to invest in privately held companies.

The Sub-Adviser selects investments from the private equity company universe using quantitative and qualitative historical results and commonly used financial measurements such as:  price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis.  In addition, the Sub-Adviser observes the depth and breadth of company management, including management turnover.  The Sub-Adviser looks to allocate the portfolio amongst industry sectors, geographic locations, stage of investment, vintage year and capital structures.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Liquidity risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Industry concentration risk
•	Managed portfolio risk
•	Market risk
•	Private equity risk
•	Sector risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Red Rocks Listed Private Equity Fund is Red Rocks Capital LLC (“RRC”) located at 25188 Genesee Trail Road, Suite 250, Golden, Colorado 80401.  RRC is the creator, manager and owner of the Listed Private Equity Index, International Listed Private Equity Index and Global Listed Private Equity Index.  RRC also has extensive investment experience and has developed proprietary research on the universe of Listed Private Equity Companies.

Adam Goldman, Portfolio Manager of the Fund, is a Co-Founder and Managing Director of Red Rocks Capital LLC, from 2003 to the present.  Previously, he served as a General Partner and Managing director in four separate venture funds with Centennial Ventures, Denver, Colorado, investing and managing approximately $1 billion in committed capital from 1992 through 2002.

Mark Sunderhuse, Portfolio Manager of Fund, is a Co-Founder and Managing Director of Red Rocks Capital LLC, from 2003 to the present.  Previously, he was a Portfolio Manager and Partner with Berger Financial, in Denver, Colorado, from 1998 – 2001.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/Select Balanced Fund
Class A

Investment Objective.  The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.  Changes between the two asset classes will generally be made gradually based on the managers’ long-term perspective and assessment of business, economic, and market projections.

In choosing equity securities, the Sub-Adviser employs a “bottom-up” stock selection process that utilizes proprietary fundamental research to identify primarily large capitalization companies with a value orientation or out of favor growth stocks.  The Fund typically focuses on dividend-paying companies.

With respect to fixed-income investments, the Fund emphasizes investment-grade, fixed-income securities, including obligations of the U.S. government and its agencies, corporate bonds, taxable municipal bonds, asset-backed securities, and mortgage-backed securities.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities. Generally the foreign fixed income securities in which the Fund will invest will be dollar denominated bonds issued by foreign governments and corporations.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Foreign securities risk
•	Interest rate risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Prepayment risk
•	U.S. Government securities risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

Edward P. Bousa, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the equity component of the Fund since October 2004. Mr. Bousa joined Wellington Management as an investment professional in 2000.

John C. Keogh, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income component of the Fund since October 2004.  Mr. Keogh joined Wellington Management as an investment professional in 1983.

Christopher L. Gootkind, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the corporate portion of the fixed income component of the Fund since February 2006.  Mr. Gootkind joined Wellington Management as an investment professional in 2000.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Select Money Market Fund
Class A

Investment Objective.  The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Principal Investment Strategies.  The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including:

•	Obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments;
•	Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions;
•	Commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities);
•	Obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and
•	Repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.  Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the fund itself.  In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The Sub-Adviser’s investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund’s overall weighted average maturity. The overall weighted average maturity of the Fund’s investments is 60 days or fewer.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The Fund may invest more than 25% of its assets in the banking industry.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Risk of investment in banking industry
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Dividends:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00.  The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day.  If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive.  The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class.  For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “PURCHASES, REDEMPTIONS AND PRICING OF SHARES” in the SAI.  For a description of the allocation of expenses among fund share classes, see “Classes of Shares and Distribution Plans” in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00.  When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses.  In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser.  The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Select Value Fund
Class A

Investment Objective.  The investment objective of the JNL/Select Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.  Foreign securities include (1) companies organized outside of the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States.  Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks. The Fund’s investment approach is based on the fundamental analysis of companies with large market capitalizations and estimated below-average valuation ratios.  Fundamental analysis may include the assessment of company-specific factors such as its business environment, management quality, financial statements and outlook, dividends and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals.  Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions, but which the Sub-Adviser believes provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. Limited consideration is given to macroeconomic analysis in establishing sector and industry weightings.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the Fund since October 2004.  Ms. Grimes joined Wellington Management as an investment professional in 1995.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008.  Prior to joining Wellington Management in 2006, Mr. Link worked for Deutsche Asset Management in New York where he was the lead portfolio manager for various technology sector funds and manager of a team of globally-based technology analysts (2004 – 2006).

W. Michael Reckmeyer, III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008.  Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Established Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing primarily in common stocks.   The Fund concentrates its investments in well-established growth companies.  The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  The Sub-Adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives.  The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Counterparty and settlement risk
•	Investment growth style risk
•	Emerging markets risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/T. Rowe Price Established Growth Fund invests most of its assets in common stocks of U.S. companies.  However, the Fund may invest in other securities, including foreign securities, convertible securities, warrants, preferred stocks and corporate and government debt obligations, in keeping with Fund objectives.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Currency risk
•	Derivatives risk
•	Growth investing risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Established Growth Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. P. Robert Bartolo is chairman of the Committee, and has day-to-day portfolio management responsibilities over the Fund.  Mr. Bartolo joined T. Rowe Price in 2002. He is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a portfolio manager in the Equity Division.  He is an executive vice president and chairman of the Investment Advisory Committee of the T. Rowe Price Growth Stock Fund.  Prior to 2002, he was director of finance for MGM Mirage, Inc.  Mr. Bartolo earned a B.S. in Accounting, cum laude, from the University of Southern California and an M.B.A. from the Wharton School of the University of Pennsylvania.  He is a Certified Public Accountant and also has earned the Chartered Financial Analyst accreditation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the Sub-Adviser expects to grow at a faster rate than the average company.  The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the Russell MidCap® Growth Index.  The market cap of companies in the Fund’s portfolio and the Russell MidCap® Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range.  In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.  The Fund may also invest up to 25% of its assets in foreign securities.

Stock selection is based on a combination of fundamental bottom-up analysis in an effort to identify companies with superior long-term appreciation prospects.  In addition, a portion of the portfolio will be invested using T. Rowe Price’s fundamental research.  The Portfolio will be broadly diversified, and this should help to mitigate the downside risk attributable to any single poorly-performing security on overall fund performance.

As Sub-Adviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

•	A demonstrated ability to consistently increase revenues, earnings and cash flow;
•	Capable management;
•	Attractive business niches and operate in industries experiencing increasing demand;
•	A sustainable competitive advantage;
•	Proven products or services; or
•	Stock prices that appear to undervalue their growth prospects.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may also invest in securities other than U.S. common stocks, including foreign securities (up to 25% of its assets, excluding reserves), futures and options, convertible securities, and warrants, in keeping with Fund objectives.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Brian W.H. Berghuis.  Brian W.H. Berghuis, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Mid-Cap Growth Fund.  He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Equity Division.  He is President of the T. Rowe Price Mid-Cap Growth Fund and Chairman of the fund’s Investment Advisory Committee.  He joined the firm in 1985.  Brian earned an A.B. from Princeton University and an M.B.A. from Harvard Business School.  He is a past President of the Baltimore Security Analysts Society.  Brian has also earned the Chartered Financial Analyst accreditation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
Class A

Investment Objective.  The investment objective of the JNL/T. Rowe Price Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Principal Investment Strategies.  The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three (3) years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.  The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase.  Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices and yields of the various securities.  For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund’s program) that would provide higher yields and appreciation potential.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.  Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies.  Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions).  Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Interest rate risk
•	Mortgage-backed and mortgage-related securities risk
•	Derivatives risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Foreign securities risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Edward A. Wiese.  Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund’s investment program.  Mr.Wiese has been chairman of the committee since 2009.  Since joining T. Rowe Price in 1984, Mr. Wiese’s responsibilities have included managing multi-currency portfolios in London, managing the firm’s taxable money market funds and overseeing the development and management of synthetic Guaranteed Investment Contract products.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Value Fund
Class A

Investment Objective.  The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued.  Income is a secondary objective.

Principal Investment Strategies.  In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund’s Sub-Adviser regards as undervalued.  Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies.  The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation.  In selecting investments, the Sub-Adviser generally looks for the following:

•	Low price/earnings, price/book value, price/sales or price/cash flow ratios relative to the S&P 500 Index, the company’s peers, or its own historic norm;

•	Low stock price relative to a company’s underlying asset values;

•	Companies that may benefit from restructuring activities; and

•	A sound balance sheet and other positive financial characteristics.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Mid-capitalization investing risk
•	Small cap investing risk
•	Investment value style risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Other investments. Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund’s investment program.  These may include:

•	Futures and options;
•	Preferred stocks;
•	Convertible securities and warrants ;
•	Fixed income securities, including lower quality (high-yield, high-risk bonds) commonly referred to as “junk bonds” (up to 10% of total assets), and bank debt
•	Hybrid instruments (up to 10% of total assets) which combine the characteristics of securities, futures and options ; and
•	Private placements.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Derivatives risk
•	Leveraging risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.   The Sub-Adviser to the JNL/T. Rowe Price Value Fund is T. Rowe Price Associates, Inc.  (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee.  John Linehan, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Value Fund.  He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.  He is also a Portfolio Manager in the Equity Division.  John is President of the T. Rowe Price Value Fund and Chairman of the fund’s Investment Advisory Committee.  John joined the firm in 1998 and has nine years of previous investment experience at Bankers Trust and E.T. Petroleum.  He earned a B.A. from Amherst College and an M.B.A. from Stanford University where he was the Henry Ford II Scholar, an Arjay Miller Scholar, and the winner of the Alexander A. Robichek Award in Finance.  He has also earned the Chartered Financial Analyst accreditation.

Effective December 31, 2009, Mark S. Finn will replace Mr. Linehan as Chairman of the Investment Advisory Committee.  Mr. Finn joined T. Rowe in 1990 and his investment experience dates from 1998.  Mr. Linehan will remain a member of the Fund’s Investment Advisory Committee.  Mark Finn is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is a research analyst in the U.S. Equity Division specializing in electric and power generation utilities and coal. Mark is a vice president and Investment Advisory Committee member of the Equity Income Fund, New Era Fund, Capital Appreciation Fund, Capital Opportunity Fund, and Mid-Cap Value Fund. In 2005, he transferred to Equity from T. Rowe Price’s Fixed Income Division where he also covered utilities and power generation. From 1998 to 2001, Mark worked with the T. Rowe Price Recovery Fund team where he evaluated financially distressed companies. He began his career with the firm in 1990 in the Finance Division where he served as controller of T. Rowe Price Investment Services, Inc., and as the principal accounting officer for the T. Rowe Price Realty Income Funds. Prior to joining the firm, Mark had five years of auditing experience with Price Waterhouse LLP where he worked on engagements for both public and private companies. Mark earned a B.S. from the University of Delaware and has obtained the Chartered Financial Analyst and Certified Public Accountant accreditations.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Competitive Advantage Fund
Class A

Investment Objective.  The investment objective of the JNL/S&P Competitive Advantage Fund is capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.  In selecting the companies, SPIAS looks for the 30 companies ranked by return on invested capital and lowest market-to-book multiples, as determined by the criteria below.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identifying trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS excludes stocks with a S&P Quality Rank of B- or lower; and then,
•	Of the remaining, SPIAS selects the top 50 stocks as ranked by return on invested capital; and then,
•	SPIAS selects the 30 stocks with the lowest price to book multiple.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Dividend Income & Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/S&P Dividend Income & Growth Fund is primarily capital appreciation with a secondary focus on current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies, determined by the criteria below, that have the highest indicated annual dividend yields (“Dividend Yield”) within their sector.  The three stocks with the highest Dividend Yield, determined by the criteria below, are selected from each of 10 economic sectors in the S&P 500.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•
First, from the companies included in the S&P 500 Index, SPIAS selects stocks with an S&P Quality Rank of B+ or better and an S&P Credit Rating of BBB+ or better.  If a total of thirty stocks do not pass the screens in a particular sector, the S&P Credit Rating hurdle will be lowered until a total of 30 stocks qualify; and then

•	SPIAS selects from each of ten economic sectors in the S&P 500 the three stocks with the highest Dividend Yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Intrinsic Value Fund
Class A

Investment Objective.  The investment objective of the JNL/S&P Intrinsic Value Fund is capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), companies with positive free cash flows and low external financing needs.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, excluding financial companies, SPIAS selects stocks with a S&P Quality Rank of B or better and a S&P Credit Rating of BB- or better; and then
•	SPIAS selects only those stocks with a positive value of free cash flow; and then
•	SPIAS selects only those stocks with a decreasing amount of shares outstanding; and then
•	SPIAS selects the top 30 stocks as measured by highest free cash flow yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105 Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Total Yield Fund
Class A

Investment Objective.  The investment objective of the JNL/S&P Total Yield Fund is capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies determined by the criteria below, that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders).  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.  It is expected that the strategy will tend to select mid- and small-capitalization stocks of the S&P 500.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS selects stocks with a S&P Quality Rank of B or better; and then
•
SPIAS selects the 30 stocks with the highest S&P Total Yield.  S&P Total Yield is defined by taking the sum of the cash dividend, net cash used for stock repurchases and net cash used to retire debt divided by the company’s market capitalization.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2009.

Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds

The main risk characteristics of the JNL/S&P Funds are summarized below. The extent of the risk exposure to each category of risk for each Fund depends on its allocation to Underlying Funds that invest in those categories of portfolio investments.  It should be noted that the investment objectives and investment strategies of the JNL/S&P Funds remain constant regardless of which Underlying Funds are invested in.  Thus, the inherent risk characteristics of the JNL/S&P Funds remain constant, although there may be variations in the degrees of exposure to each category of risk.  Moreover, each Fund is subject to the risk of the Sub-Adviser’s ability to identify or anticipate changes in market and economic conditions in connection with determining and revising the percentages of allocations among and the selection of appropriate Underlying Funds.  Other risks and more detailed descriptions may be found in the descriptions of each of the JNL/S&P Funds.

JNL/S&P Managed Conservative Fund; JNL/S&P Managed Moderate Fund; JNL/S&P Managed Moderate Growth Fund; JNL/S&P Managed Growth Fund; and JNL/S&P Managed Aggressive Growth Fund (the “JNL/S&P Managed Funds”)

As between the five JNL/S&P Managed Funds, the difference in risk exposure results from the differing ranges of investments in equity securities versus fixed income and money market securities of the Funds in which they invest.  The JNL/S&P Managed Conservative Fund is expected to invest the lowest percentage in equity securities (approximately 10% to 30%); the JNL/S&P Managed Moderate Fund a slightly higher percentage (approximately 30% to 50%); the JNL/S&P Managed Moderate Growth Fund a slightly higher percentage (approximately 50% to 70%); the JNL/S&P Managed Growth Fund a slightly higher percentage (approximately 70% to 90%); and the JNL/S&P Managed Aggressive Growth Fund the greatest percentage (approximately 80% to 100%).  The anticipated investments in fixed income, money market securities, and other investments generally vary in inverse relationship to the equity investments.

Underlying Fund Portfolio Securities Major Categories
Stocks.  All JNL/S&P Funds.  Because the Fund will invest in Underlying Funds that invest in stocks, its returns will fluctuate with changes in stock markets.  In the U.S., stocks have historically outperformed other types of investments over the long term.  Stocks, however, may fluctuate in value more dramatically than many other types of investments over the short term.

Smaller and Mid-Size Companies. All JNL/S&P Funds. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term.

Fixed Income: Interest Rate Risk. All JNL/S&P Funds (excluding JNL/S&P 4 Fund).  Interest rate risk is the risk that when interest rates increase, fixed income securities will decline in value. Interest rate changes can be sudden and unpredictable.  A fund’s distributions to its shareholders may decline when interest rates fall, since a fund can only distribute what it earns.  Debt securities that pay interest at a fixed rate tend to lose market value when interest rates rise and increase in value when interest rates decline.   Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including treasury inflation-protected securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Fixed Income: Credit. All JNL/S&P Funds (excluding JNL/S&P 4 Fund).  Income securities, which may include indebtedness and participations, entail credit risk.  An issuer may be unable to make interest payments or repay principal when due.  Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact performance.  Subordinated debt securities are riskier than senior debt securities because their holders will be paid only after the holders of senior debt securities are paid.  Debt securities that are rated below investment grade and comparable unrated securities generally have more risk, fluctuate more in price and are less liquid than higher-rated securities and can be considered speculative.

High-yield bonds, lower-rated bonds, and unrated securities. All JNL/S&P Funds (excluding JNL/S&P 4 Fund).  High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

Mortgage-backed and mortgage-related securities risk. All JNL/S&P Funds (excluding JNL/S&P 4 Fund). A Fund that purchases mortgage-related securities and mortgage-backed securities is subject to certain additional risks.  Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.  Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

Foreign Securities.  All JNL/S&P Funds (excluding JNL/S&P 4 Fund). Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses and may include, among others, currency risks (fluctuations in currency exchange rates and devaluations by governments), country risks (political, diplomatic, regional conflicts, terrorism, war; social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility). With regard to currency risk many investments may be issued and traded in foreign currencies.  Changes in the value of foreign currencies relative to the U.S. dollar can dramatically decrease (or increase) the value of foreign portfolio holdings.  To the extent the currency risk is not hedged, or not successfully hedged, currency exchange rate changes can have a disproportionate impact on, even accounting for most of the gain or loss in a particular period.

Derivative Securities. All JNL/S&P Funds (excluding JNL/S&P 4 Fund). Options, futures, swaps, structured securities and other derivative transactions involve special risks.  The performance of derivative investments depends, in part, on the performance of an underlying asset, including the ability to correctly predict price movements. Derivatives involve costs, may be volatile, may involve a small investment relative to the risk assumed, and require correlation with other investments. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

Industry concentration risk. All JNL/S&P Funds (excluding JNL/S&P 4 Fund).   When there is concentration in a certain industry, performance will be closely tied to, and affected by, the specific industry.  Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions.  As a result of these factors, there may be more volatility, and carry greater risk of adverse developments that can affect many of the companies in which the Underlying Funds invest, than a mixture of stocks of companies from a wide variety of industries.

Small cap investing risk. JNL/S&P 4 Fund.  Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  The companies in which the Underlying Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  In addition, many small capitalization companies may be in the early stages of development.  Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.  Securities of such issuers may lack sufficient market liquidity to enable the Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.  Accordingly, an investment in the Fund may not be appropriate for all investors.

JNL/S&P 4 Fund
Class A

Investment Objective.  The investment objective of the JNL/S&P 4 Fund is capital appreciation.

Principal Investment Strategies.  For the Underlying Funds, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) generally uses a buy and hold strategy, recommending trades only around each Stock Selection Date, when cash flow activity occurs. Therefore, the Fund may hold securities of a smaller number of issuers. For the Underlying Funds, SPIAS may also recommend trades for mergers if the original stock is not the surviving company.

Between Stock Selection Dates, when cash inflows and outflows require, Jackson National Asset Management, LLC purchases and sells shares of the four Underlying Funds according to the approximate current percentage relationship among the Underlying Funds determined based on market value.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Limited management, trading cost and rebalance risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the JNL/S&P 4 Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $51.5 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

The Fund is managed on a team basis.  Daniel W. Koors has primary responsibility for the day-to-day management of the Fund’s portfolio, and is assisted by Lynn M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust.  Mr. Koors has been a manager of the Fund since its inception.  Mr. Koors has been associated with JNAM and/or its affiliates since August 2006.  Mr. Koors was elected Senior Vice President in January 2009 and Chief Financial Officer of JNAM in January 2007.  In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006.  Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Director of Separate Account and Transfer Agent Operations at JNAM since July 2008, and was a Director from August 2005 through July 2008.  Ms. Mouser has worked processing Fund transactions since the inception of the Fund.  Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations.  Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.

Both Mr. Koors and Ms. Mouser review the allocations made to the Fund and the application of the investment strategy.  Mr. Koors and Ms. Mouser play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/S&P Managed Conservative Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Conservative Fund is capital growth and current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 337 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Moderate Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Fund is to seek capital growth.  Current income is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 337 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Moderate Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Growth Fund is capital growth and current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 337 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Growth Fund is to seek capital growth.  Current income is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 337 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Aggressive Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Aggressive Growth Fund is capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 337 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

Master-Feeder Structure

Each of the JNL/American Funds Blue Chip Income & and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth & Income Fund, JNL/American Funds International Fund, and JNL/American Funds New World Fund (the “Feeder Funds” or “Funds”), operates as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, each feeder fund invests in a single registered investment company referred to as a “master fund.” The master fund purchases and manages a pool of investment securities.  Each Feeder Fund’s investment objective and restrictions are the same as its corresponding master fund.  Each master fund is a series of American Funds Insurance Series® (“AFIS” or “Master Funds”).  This structure differs from the other Funds of the Trust, and other investment companies that invest directly in securities and are actively managed.

The Board considered that each Feeder Fund will bear its own operating expenses as well as its pro rata share of its corresponding Master Fund’s fees and expenses.  Because each Fund invests all or substantially all of its assets in a Master Fund, its shareholders will bear the fees and expenses of both the Fund and the Master Fund in which it invests. Thus, the Fund’s expenses could be higher than those of other mutual funds which invest directly in securities.  Each Master Fund may have other shareholders, each of whom, like each Fund, will pay their proportionate share of the Master Fund’s expenses. Each Master Fund may also have shareholders that are not Feeder Funds, but are separate accounts of insurance companies or qualified retirement plans.  The expenses and, correspondingly, the returns of the other shareholders of the Master Funds may differ from those of the Funds.  The Master Funds pay distributions to each Master Fund shareholder, including the Funds.  Also, a large-scale redemption by another feeder fund or any other large investor may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund and other shareholders, including the applicable Fund.

Under the master/feeder structure, each Fund may withdraw its investment in the corresponding Master Fund if the Board determines that it is in the best interest of the Fund and its shareholders to do so.  The Master Fund may fulfill a large withdrawal by a distribution in-kind of portfolio securities, as opposed to a cash distribution.  A Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity, having JNAM manage the Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of each Fund’s assets in its corresponding Master Fund is not a fundamental investment policy of any Fund and a shareholder vote is not required for any Fund to withdraw its investment from its corresponding Master Fund.

Capital Research and Management CompanySM (“CRMC”) serves as investment adviser to the Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Funds’ prospectus. The prospectus for each Master Fund is delivered together with this prospectus.

Each Feeder Fund’s master fund is listed below:

JNL Series Trust Feeder Fund	American Funds Master Fund

JNL/American Funds Blue Chip Income and Growth Fund	Blue Chip Income and Growth Fund (Class 1 shares)
JNL/American Funds Global Bond Fund	Global Bond Fund (Class 1 shares)
JNL/American Funds Global Small Capitalization Fund	Global Small Capitalization Fund (Class 1 shares)
JNL/American Funds Growth-Income Fund	Growth-Income Fund (Class 1 shares)
JNL/American Funds International Fund	International Fund (Class 1 shares)
JNL/American Funds New World Fund	New World Fund® (Class 1 shares)

Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Funds’ prospectus. The summary prospectus for each Master Fund is delivered together with this prospectus.  To obtain a copy of the statutory prospectus for each Master Fund, you may go to www.americanfunds.com/afis, call 1-800-421-9900 ext. 65413, or e-mail us at afisclass1@americanfunds.com.

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s semi-annual and annual report available upon request at 1-800-873-5654.

More About The Funds

The investment objectives of the respective Funds are not fundamental and may be changed by the Trustees without shareholder approval.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Funds to invest in investment companies to the extent permitted under the 1940 Act, including unaffiliated money market funds.  Under the relief, a Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are money market funds managed by the Trust’s investment adviser or its affiliates.  As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees. The Funds have received exemptive relief from the SEC permitting them to invest up to 25% in an affiliated money market fund.

Certain Funds state in the description of their investment strategies that they may invest in futures contracts in certain circumstances.  The Fund’s use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool.  JNAM and the Sub-Advisers have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, they are not subject to registration or regulation as pool operators under that Act.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

For Each of the JNL/Mellon Capital Management Sub-Advised Funds (excluding the JNL/S&P Funds co-Sub-Advised Funds).  The Sub-Adviser is a subsidiary of The Bank of New York Mellon Corporation, the owner of a number of asset managers and a diversified global financial institution.  Through this ownership structure and through other entities owned by the Sub-Adviser’s direct and indirect owners, the Sub-Adviser has various financial industry affiliations.  As a result of the business activities of the Sub-Adviser and its affiliates, the Sub-Adviser may be prohibited or limited from effecting transactions on behalf of the Fund due to rules in the marketplace in which the Sub-Adviser trades, foreign laws or the Sub-Adviser’s own policies and procedures.  By way of illustration only, in certain cases, the Sub-Adviser may face trading limitations or prohibitions because of aggregation issues due to its relationships with affiliated investment advisory firms, position limits imposed by regulators or foreign laws such as mandatory takeover offer requirements (which it will need to avoid).  However, if the Sub-Adviser cannot invest in a security directly, the Fund may, instead, invest in the relevant American Depositary Receipt (ADR).  In any case, the Fund may invest in securities of affiliates of the Fund and the Sub-Adviser to the extent permissible under applicable U.S. laws and regulations.

Portfolio Turnover. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

Derivatives Risk.  As an open-end investment company registered with the SEC a Fund is subject to the Federal Securities Laws including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions with respect to certain kinds of derivatives, a Fund must “set aside” (referred to sometimes as “asset segregation” or “coverage”) liquid assets, or engage in other SEC or staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to set aside liquid assets in an amount equal to a Fund’s daily marked – to market (net) obligations, if any (i.e., a Fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. The use of leverage involves certain risks. See below for leveraging risk. A Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

The Funds enter into certain kinds of derivative transactions that involve obligations to make future payments to third parties.  These transactions include, but are not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when issued or delayed delivery basis, or reverse repurchase agreements.  In this connection, the Funds may be required to “set aside” or segregate liquid assets, or engage in other measures, to cover open derivatives positions, in accordance with federal securities laws, rules thereunder, or interpretations thereof, including positions that the SEC or its staff have taken.  In such situations, the Funds set aside liquid assets on either of two bases.  Where a derivatives contract does not require cash settlement, the Funds must set aside liquid assets on the basis of the contracts full notional value.  Where a derivatives contract does require cash settlement, the Funds are permitted to set aside assets on the basis of daily marked-to-market net obligations (i. e., a Fund’s daily net liability or unrealized loss, if any), rather than the contract’s full notional value.  In the latter situation, a Fund may employ leverage to a greater extent than under the former situation.  Each Fund reserves the right to change its procedures for setting aside assets in order to comply with any change in governing law, rules, interpretations, or SEC or SEC staff positions.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit that meet certain guidelines. Cash collateral may be invested by a Fund in money market investments or short-term liquid investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent. There is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Recent Market Events.  Over the last several years, domestic and international markets have experienced acute turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. In addition, many governments throughout the world responded to the turmoil with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. These market conditions and continuing economic risks add significantly to the risk of short-term volatility in the Funds.

Regulatory Inquiries and Pending Litigation

JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/AIM Large Cap Growth Fund, and JNL/AIM Small Cap Growth Fund

Civil lawsuits, including regulatory proceedings and purported class action and shareholder derivative suits against certain AIM Funds, INVESCO Funds Group, Inc (IFG) (the former investment advisor to certain AIM Funds), Invesco Advisers, Inc. (Invesco), Invesco Aim Distributors, Inc.  (Invesco Aim Distributors) (the distributor of the AIM Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things:  (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM Funds, IFG, Invesco Advisers, Inc., Invesco Aim Distributors and/or related entities and individuals in the future.  You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, at www.invescoaim.com.

JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, and JNL/Franklin Templeton Small Cap Value Fund

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (“Advisers”) (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission (“SEC”) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds.  Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant.  Such a distribution plan has been prepared and submitted to the SEC for approval. On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement.  Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC’s findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country.  Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the “Judicial Panel”) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled “In re Mutual Funds Investment Litigation” (the “MDL”).  The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (“Distributors”) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC’s investigation concerning marketing support payments to securities dealers who sell fund shares.  In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC’s order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of federal securities and state laws relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website.  Any further updates on these matters will be disclosed on Franklin Resources, Inc.’s website at franklintempleton.com under “Statement on Current Industry Issues.”

JNL/Oppenheimer Global Growth Fund

During 2009, a number of lawsuits have been filed in federal courts against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc. (“OFDI”), and certain Oppenheimer mutual funds (“Defendant Funds”) advised by OFI and distributed by OFDI (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers and trustees and former trustees of the respective Defendant Fund. The plaintiffs are seeking class action status on behalf of those who purchased shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.

A lawsuit has been brought in state court against OFI, OFDI and another subsidiary of OFDI, on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against OFI and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust.  All of these lawsuits allege breach of contact, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorney’s fees and litigation expenses. An agreement in principal has been reached to settle the lawsuits on behalf of Oregon College Savings Plan Trust.

Other lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of OFI, against OFI and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named OFDI, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors.  None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.

OFI believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or OFDI to perform their respective duties to the Fund, and that outcome of all the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.

JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005.  Management of PIMCO currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.  On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case.  As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed.  In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS and rejected the IRS’s request for a stay pending appeal.  The IRS is expected to seek emergency relief by appealing this to the US Court of Appeals for the Third Circuit.  It is not known at this time when and whether such emergency relief has or will be sought. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

GLOSSARY OF RISKS

Accounting risk – The Fund or Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

Allocation risk – The Fund is subject to the risk of changes in market and economic conditions when determining and revising the selection and percentages of allocations among appropriate Underlying Funds.

Asia ex-Japan concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Asia ex-Japan countries and to be more volatile than the performance of more geographically diversified funds. Many Asian economies are generally characterized by over-extension of credit, frequent currency fluctuations, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports, less developed legal systems and less efficient markets.  Adverse developments in one country can affect the entire region.  Numerous elements of the auditing and reporting standards may not provide the same shareholder protection or information as those in developed countries.

China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.  Government reforms and the move to capitalism may not positively impact the economies of either country. Stable economic growth may be hampered by a number of factors, including, burdensome regulatory requirements, inflation, poor allocation of resources and the reinvestment of capital, government price controls and capital restrictions, and social instability with a corresponding affect on securities holdings and volatility.

Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged may entail greater volatility than traditional securities.  Derivative instruments’ values may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

Convertible securities risk – A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit risk on the counterparties. Such instruments are not afforded the same protections as may apply to trading futures or options on organized exchanges. Substantial losses may arise from the insolvency, bankruptcy or default of a counterparty and risk of settlement default of parties with whom it trades securities.  Settlement mechanisms in emerging markets are generally less developed and reliable than those in more developed countries thus increasing the risks.

Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit ratings may reflect the varying degrees of risk.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest

Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Cyclical opportunities risk –The Fund might seek to take tactical advantage of changes in the business cycle evidencing growth potential, short-term market movements or changes affecting particular issuers or industries.  If the anticipated changes do not occur, the value of the stock could fall.  Cyclical stocks may tend to increase in value quickly during economic upturns, but they also tend to lose value quickly in economic downturns.  These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Derivatives risk – These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund or Master Fund’s Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment.  The Fund or Master Fund’s Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund or Master Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund or Master Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.  If the Fund or Master Fund’s Adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful.

Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  There may be government policies that restrict investment by foreigners, and a higher risk of a government taking private property.  Low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

European investing risk – Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). The EMU imposes tight fiscal and monetary controls on its members or requires it for EMU membership.  Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments. In addition, there is less publicly available information and more volatile or less liquid markets. Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

Growth investing risk – Growth stocks can perform differently from the market as a whole or other types of stocks.  Growth stocks are generally priced based on future or anticipated earnings, and may be more expensive relative to their earnings or assets.  As a result of forward-looking growth and revenue expectations, growth stocks tend to be more sensitive to changes in their earnings, contributing to their volatility.

High-yield bonds, lower-rated bond, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  An unanticipated default would result in a reduction in income, a decline in the market value of the related securities and a decline in value.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in price volatility.

Income risk – Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.

Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Market fluctuations can cause the performance of an index to be significantly influenced by a handful of companies.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance may sometimes be lower than funds that actively invest in stocks that comprise the index.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  The correlation between the Fund and index performance may be affected by the Fund’s/Underlying Fund’s expenses the index doesn’t have, changes in securities markets, changes in the composition of the index, the size of the portfolio, the timing of purchases and redemptions of the Fund’s/Underlying Fund’s shares, and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Internal Revenue Code.

Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.  The Fund or Master Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Investment growth style risk – The returns from a certain investment style may trail returns from the overall stock market.  Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings.  Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.  Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or may be available only in very limited quantities. When the Fund’s size is smaller, any gains or losses from IPOs will have a greater impact on the Fund’s performance than when the Fund is larger.

Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Investment value style risk – The returns from a certain investment style may trail returns from the overall stock market.  Value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends.  A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging risk – The use of leverage may cause the Fund or Master Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Fund or Master Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund or Master Fund's portfolio securities.

License termination risk – The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

Limited management, trading cost and rebalance risk – The Fund’s/Underlying Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

Liquidity risk (JNL/American Funds Global Bond Fund) – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Master Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  The Master Fund’s principal investment strategy that involves small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the exposure to liquidity risk.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund or Master Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  Small capitalization companies and companies domiciled in emerging markets pose greater liquidity and volatility risks of price fluctuations.

Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender.  Indebtedness of companies whose creditworthiness is poor may be highly speculative involving substantially greater risks that those companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, with a substantial risk of losing the entire amount invested.  After purchase of a loan, the Fund may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower. In the event that a borrower defaults, access to the collateral securing the loan may be limited by bankruptcy and other insolvency laws.  The collateral may be inadequate or difficult to realize upon, so the Fund might not receive payments to which it is entitled.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective.

Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-related securities may exhibit additional volatility. This is known as extension risk.  Rising interest rates and falling property prices may increase the likelihood that individuals and entities may fall behind or fail to make payments on their mortgages.  This is referred to as default risk.  When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid.  In addition, a number of mortgage defaults could lead to a decline in the value of mortgage-backed and mortgage-related securities.  Mortgage-related securities are also subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns because the Fund will have to reinvest that money at the lower prevailing interest rates. This is referred to as contraction risk.

Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments or defaults on the underlying mortgages serving as collateral.  An increase or decrease in payment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price.  The prices of mortgage-backed securities, depending on their structure and the rate of payments, can be volatile.  Some mortgage-backed securities may also not be as liquid as other securities.  The value of these securities also may change because of changes in the market’s perception or the actual creditworthiness of the issuer.  In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation, interest rates, and/or tax policies.

Non-diversification risk – The Fund or Master Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund or Master Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

Pacific Rim investing risk – The Pacific Rim economies are in all stages of economic development. Many of the economies in the region can be characterized as either developing or newly industrialized.  However, the Fund will concentrate investments in developed Pacific Rim markets.  Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time.  Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.  The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. The Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim and to be more volatile than the performance of more geographically diversified funds.

Portfolio turnover – The Fund or Master Fund may actively trade securities in seeking to achieve its objective.  Doing so may increase transaction costs, which may reduce performance.  Active trading also may increase realized short-term capital gains and losses.

Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Private equity risk – In addition to the risks of direct investments, Listed Private Equity Companies are subject to various risks depending on their underlying investments, which are not limited to, additional liquidity risk, sector risk, non-U.S. security risk, currency risk, credit risk, managed portfolio risk and derivatives risk (derivatives risk is the risk that the value of the Listed Private Equity Companies’ derivative investments will fall because of pricing difficulties or lack of correlation with the underlying investment).

There are inherent risks in investing in private equity companies, whose principal business is to invest in and lend capital to privately held companies.  Generally, little public information exists for private and thinly traded companies impede the ability to make a fully informed investment decision.  Listed Private Equity Companies may have relatively concentrated investment portfolios of small number of holdings.  The aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, or the need to write down the value of an investment.

Real estate investment risk – Real estate is also affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.  Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination.  Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares.   The Fund could hold real estate directly if a company defaults on its debt securities.  Direct ownership in real estate present additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.  Investment in REITs may be affected by the management skill of the persons managing the REIT.  The Fund will bear a proportional share of the REITs’ expenses.

Risk arbitrage securities and distressed companies – Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company.  Distressed companies are companies that are, or about to be, involved in reorganizations, financial restructurings or bankruptcy. The actual transaction may not be completed on the terms or within the time frame originally contemplated, if at all, resulting in losses.  Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default.  Also, securities of distressed companies are generally more likely to become worthless.

Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.  These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers.  The bank securities typically are not insured by the federal government.  Securities that do not represent deposits have lower priority in the bank’s capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

Sector risk– Investment of a significant portion in the securities of companies involved in the financial services sector carries greater risk of adverse developments in a sector affecting performance. The financial services sector is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for services decreases and prices and dividends may decline.

Although financial services companies carry more risk than a more diversified fund the dividends typically paid by financial services companies may help to moderate this risk to some extent. The financial services sector is highly correlated and particularly sensitive to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition. Financial services companies may also be hurt when interest rates rise sharply to varying degrees.  The stocks may also be vulnerable to rapidly rising inflation. The industry is not generally perceived to be dynamic or aggressive, which could lessen fund performance.

Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.  It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Short sales risk – A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative decline, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, the losses could be greater than the actual cost of the investment. Increased liquidity risk and transaction costs are frequently involved, as is the risk that the third party to the short sale may fail to honor its contract terms.

Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks.  Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost.  For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Tax risk – The Internal Revenue Service (“IRS”) has issued a ruling that causes certain income from commodity-linked swaps, to gain exposure to the DJ-UBS Index, to not be considered qualifying income for purposes of being taxed as a regulated investment company.  Any income derived from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the Fund’s gross income. Failure to qualify as a RIC, subjects a fund to federal income tax on its net income at regular corporate rates (without regard to the dividends paid deduction for distributions to shareholders. When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.  Failure to qualify as a RIC would subject Fund shareholders to federal income tax, to the risk of diminished returns.

Temporary defensive positions and large cash positions – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  During periods in which the Fund or Master Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Underlying funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.  The ability of the Fund to achieve its investment objective will depend in part upon the Sub-Adviser’s ability to allocate investments in the Underlying Funds and their ability to achieve their investment objectives.  There can be no assurance that the investment objective of any Underlying Fund will be achieved.  The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.  The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government.

There is a risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. Government Securities may be purchased by the Funds, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and equities and on securities guaranteed by the entities is unclear.  No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.  In addition, new accounting standards and future Congressional action may affect the value of FNMA and FHLMC debt.

MANAGEMENT OF THE TRUST

Investment Adviser

Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Asset Management, LLCSM (“JNAM®” or the “Adviser”), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Prudential plc is also the parent of Curian Capital, LLC, M&G Investment Management Limited, PPM America, Inc. and Prudential Asset Management (Singapore) Limited.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

Management Fee

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly.  The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.  Each JNL/S&P Fund (except the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund), the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, and the JNL Institutional Alt 65 Fund will indirectly bear its pro rata share of fees of the Underlying Funds in addition to the fees shown for that Fund.

The following terms apply in connection with JNAM’s contractual obligation to waive fees and reimburse expenses for the Feeder Funds and JNL/Select Money Market Fund.  There can be no assurance that JNAM will continue to waive fees and reimburse expenses after December 31, 2010.  The Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its Adviser fee. Such reimbursement by the Fund shall be made monthly, but only if the operating expenses of the Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  Each Feeder Fund charges the advisory fee disclosed in the table below. Each Master Fund charges a separate advisory fee.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
JNL/American Funds Blue Chip Income and Growth Fund	$0 to $1 billion Over $1 billion	.70% .65%
JNL/American Funds Global Bond Fund	$0 to $1 billion Over $1 billion	.70% .65%
JNL/American Funds Global Small Capitalization Fund	$0 to $1 billion Over $1 billion	.75% .70%
JNL/American Funds Growth-Income Fund	$0 to $1 billion Over $1 billion	.70% .65%
JNL/American Funds International Fund	$0 to $1 billion Over $1 billion	.85% .80%
JNL/American Funds New World Fund	$0 to $1 billion Over $1 billion	1.05% 1.00%
JNL Institutional Alt 20 Fund	$0 to $500 million Over $500 million	.15% .10%
JNL Institutional Alt 35 Fund	$0 to $500 million Over $500 million	.15% .10%
JNL Institutional Alt 50 Fund	$0 to $500 million Over $500 million	.15% .10%
JNL Institutional Alt 65 Fund	$0 to $500 million Over $500 million	.15% .10%
JNL/AIM Global Real Estate Fund	$0 to $50 million Over $50 million	.75% .70%
JNL/AIM International Growth Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/AIM Large Cap Growth Fund	$0 to $150 million Over $150 million	.70% .65%
JNL/AIM Small Cap Growth Fund	$0 to $300 million Over $300 million	.85% .80%
JNL/Capital Guardian Global Balanced Fund	$0 to $500 million Over $500 million	.65% .60%
JNL/Capital Guardian Global Diversified Research Fund	$0 to $150 million $150 million to $500 million $500 million to $750 million Over $750 million	.75% .70% .65% .60%
JNL/Capital Guardian U.S. Growth Equity Fund	$0 to $150 million $150 million to $500 million $500 million to $750 million Over $750 million	.70% .65% .60% .55%
JNL/Credit Suisse Commodity Securities Fund	$0 to $300 million Over $300 million	.70% .60%
JNL/Credit Suisse Long/Short Fund	$0 to $300 million Over $300 million	.80% .75%
JNL/Eagle Core Equity Fund	$0 to $100 million $100 million to $300 million Over $300 million	.65% .60% .55%
JNL/Eagle SmallCap Equity Fund	$0 to $100 million $100 million to $500 million Over $500 million	.75% .70% .65%
JNL/Franklin Templeton Founding Strategy Fund	All Assets	0%
JNL/Franklin Templeton Global Growth Fund	$0 to $300 million $300 to $500 million Over $500 million	.75% .65% .60%
JNL/Franklin Templeton Income Fund	$0 to $100 million $100 million to $200 million $200 million to $500 million Over $500 million	.80% .75% .65% .60%
JNL/Franklin Templeton International Small Cap Growth Fund	$0 to $500 million Over $500 million	.95% .90%
JNL/Franklin Templeton Mutual Shares Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/Franklin Templeton Small Cap Value Fund	$0 to $200 million $200 million to $500 million Over $500 million	.85% .77% .75%
JNL/Goldman Sachs Core Plus Bond Fund	$0 to $500 million Over $500 million	.60% .55%
JNL/Goldman Sachs Emerging Markets Debt Fund	$0 to $200 million Over $200 million	.75% .70%
JNL/Goldman Sachs Mid Cap Value Fund	$0 to $100 million Over $100 million	.75% .70%
JNL/Ivy Asset Strategy Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/JPMorgan International Value Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million $250 million to $750 million $750 million to $1,500 million Over $1,500 million	.70% .65% .60% .55%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million $150 million to $300 million $300 million to $500 million Over $500 million	.50% .45% .40% .35%
JNL/Lazard Emerging Markets Fund	$0 to $100 million $100 million to $250 million Over $250 million	1.00% .90% .85%
JNL/Lazard Mid Cap Equity Fund	$0 to $50 million $50 million to $250 million Over $250 million	.75% .70% .65%
JNL/M&G Global Basics Fund	$0 to $500 million Over $500 million	.85% .80%
JNL/M&G Global Leaders Fund	$0 to $500 million Over $500 million	.85% .80%
JNL/Mellon Capital Management 10 x 10 Fund	All Assets	0%
JNL/Mellon Capital Management Index 5 Fund	All Assets	0%
JNL/Mellon Capital Management European 30 Fund	$0 to $50 million $50 million to $100 million Over $100 million	.37% .31% .28%
JNL/Mellon Capital Management Pacific Rim 30 Fund	$0 to $50 million $50 million to $100 million Over $100 million	.37% .31% .28%
JNL/Mellon Capital Management S&P 500 Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management Small Cap Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management International Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.30% .25% .24%
JNL/Mellon Capital Management Bond Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.30% .25% .24%
JNL/Mellon Capital Management Global Alpha Fund	$0 to $500 million Over $500 million	1.00% .90%
JNL/Oppenheimer Global Growth Fund	$0 to $300 million Over $300 million	.70% .60%
JNL/PAM Asia ex-Japan Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/PAM China-India Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/PIMCO Real Return Fund	$0 to $1 billion Over $1 billion	.50% .475%
JNL/PIMCO Total Return Bond Fund	All assets	.50%
JNL/PPM America High Yield Bond Fund	$0 to $150 million $150 million to $500 million Over $500 million	.50% .45% .425%
JNL/PPM America Mid Cap Value Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/PPM America Small Cap Value Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/PPM America Value Equity Fund	$0 to $300 million Over $300 million	.55% .50%
JNL/Red Rocks Listed Private Equity Fund	$0 to $200 million Over $200 million	.85% .80%
JNL/Select Balanced Fund	$0 to $50 million $50 million to $150 million $150 million to $300 million $300 million to $500 million Over $500 million	.55% .50% .475% .45% .425%
JNL/Select Money Market Fund	$0 to $500 million Over $500 million	.28% .25%
JNL/Select Value Fund	$0 to $300 million $300 million to $500 million Over $500 million	.55% .50% .45%
JNL/T. Rowe Price Established Growth Fund	$0 to $150 million $150 million to $500 million Over $500 million	.65% .60% .55%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $150 million Over $150 million	.75% .70%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million Over $250 million	.45% .40%
JNL/T. Rowe Price Value Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/S&P Competitive Advantage Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/S&P Dividend Income & Growth Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/S&P Intrinsic Value Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/S&P Total Yield Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/S&P 4 Fund	All Assets	0%
JNL/S&P Managed Conservative Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Moderate Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Moderate Growth Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Growth Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Aggressive Growth Fund	$0 to $500 million Over $500 million	.13% .08%

Sub-Advisory Arrangements

The Adviser selects, contracts with and compensates Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the Sub-Adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust.  The Sub-Adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus.  Each Sub-Adviser (except SPIAS as Sub-Adviser to the following Funds: JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund), implements such programs by purchases and sales of securities.  Because the investments of the Funds listed above for which SPIAS is Sub-Adviser consist exclusively of shares of other Funds of the Trust, SPIAS relays its program recommendations to the Adviser for implementation.  Each Sub-Adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs. For the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund and the JNL/S&P Total Yield Fund, Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions in the Funds, as required, to closely replicate the allocations developed by SPIAS.

As compensation for its services, each Sub-Adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund.  The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the Sub-Advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated Sub-Advisers with the approval of the Board of Trustees, but without the approval of shareholders.  The order allows the Adviser to materially amend a sub-advisory agreement with unaffiliated sub-advisers with the approval of the Board of Trustees, but without shareholder approval.  Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change.  The order allows the Funds to operate more efficiently and with greater flexibility.  The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to the following services:

•	Performing initial due diligence on prospective Sub-Advisers for the Funds;
•	Monitoring the performance of Sub-Advisers;
•	Communicating performance expectations to the Sub-Advisers; and
•	Ultimately recommending to the Board of Trustees whether a Sub-Adviser’s contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers.  Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.  At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.

ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM (“Administrator”) an Administrative Fee as annual percentage of the average daily net assets of the Fund as set forth below.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses and other expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as “Other Expenses” in the fee tables).

Funds	Assets	Administrative Fee
JNL/American Funds Blue Chip Income and Growth Fund	All Assets	.15%
JNL/American Funds Global Bond Fund	All Assets	.15%
JNL/American Funds Global Small Capitalization Fund	All Assets	.15%
JNL/American Funds Growth-Income Fund	All Assets	.15%
JNL/American Funds International Fund	All Assets	.15%
JNL/American Funds New World Fund	All Assets	.15%
JNL Institutional Alt 20 Fund	All Assets	.05%
JNL Institutional Alt 35 Fund	All Assets	.05%
JNL Institutional Alt 50 Fund	All Assets	.05%
JNL Institutional Alt 65 Fund	All Assets	.05%
JNL/AIM Global Real Estate Fund	All Assets	.15%
JNL/AIM International Growth Fund	All Assets	.15%
JNL/AIM Large Cap Growth Fund	All Assets	.10%
JNL/AIM Small Cap Growth Fund	All Assets	.10%
JNL/Capital Guardian Global Balanced Fund	All Assets	.15%
JNL/Capital Guardian Global Diversified Research Fund	All Assets	.15%
JNL/Capital Guardian U.S. Growth Equity Fund	All Assets	.10%
JNL/Credit Suisse Commodity Securities Fund	All Assets	.15%
JNL/Credit Suisse Long/Short Fund	All Assets	.15%
JNL/Eagle Core Equity Fund	All Assets	.10%
JNL/Eagle SmallCap Equity Fund	All Assets	.10%
JNL/Franklin Templeton Founding Strategy Fund	All Assets	.05%
JNL/Franklin Templeton Global Growth Fund	All Assets	.15%
JNL/Franklin Templeton Income Fund	All Assets	.10%
JNL/Franklin Templeton International Small Cap Growth Fund	All Assets	.15%
JNL/Franklin Templeton Mutual Shares Fund	All Assets	.10%
JNL/Franklin Templeton Small Cap Value Fund	All Assets	.10%
JNL/Goldman Sachs Core Plus Bond Fund	All Assets	.10%
JNL/Goldman Sachs Emerging Markets Debt Fund	All Assets	.15%
JNL/Goldman Sachs Mid Cap Value Fund	All Assets	.10%
JNL/Ivy Asset Strategy Fund	All Assets	.15%
JNL/JPMorgan International Value Fund	All Assets	.15%
JNL/JPMorgan MidCap Growth Fund	All Assets	.10%
JNL/JPMorgan U.S. Government & Quality Bond Fund	All Assets	.10%
JNL/Lazard Emerging Markets Fund	All Assets	.15%
JNL/Lazard Mid Cap Equity Fund	All Assets	.10%
JNL/M&G Global Basics Fund	All Assets	.15%
JNL/M&G Global Leaders Fund	All Assets	.15%
JNL/Mellon Capital Management 10 x 10 Fund	All Assets	.05%
JNL/Mellon Capital Management Index 5 Fund	All Assets	.05%
JNL/Mellon Capital Management European 30 Fund	All Assets	.20%
JNL/Mellon Capital Management Pacific Rim 30 Fund	All Assets	.20%
JNL/Mellon Capital Management S&P 500 Index Fund	All Assets	.10%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	All Assets	.10%
JNL/Mellon Capital Management Small Cap Index Fund	All Assets	.10%
JNL/Mellon Capital Management International Index Fund	All Assets	.15%
JNL/Mellon Capital Management Bond Index Fund	All Assets	.10%
JNL/Mellon Capital Management Global Alpha Fund	All Assets	.15%
JNL/Oppenheimer Global Growth Fund	All Assets	.15%
JNL/PAM Asia ex-Japan Fund	All Assets	.15%
JNL/PAM China-India Fund	All Assets	.20%
JNL/PIMCO Real Return Fund	All Assets	.10%
JNL/PIMCO Total Return Bond Fund	All Assets	.10%
JNL/PPM America High Yield Bond Fund	All Assets	.10%
JNL/PPM America Mid Cap Value Fund	All Assets	.10%
JNL/PPM America Small Cap Value Fund	All Assets	.10%
JNL/PPM America Value Equity Fund	All Assets	.10%
JNL/Red Rocks Listed Private Equity Fund	All Assets	.15%
JNL/Select Balanced Fund	All Assets	.10%
JNL/Select Money Market Fund	All Assets	.10%
JNL/Select Value Fund	All Assets	.10%
JNL/T. Rowe Price Established Growth Fund	All Assets	.10%
JNL/T. Rowe Price Mid-Cap Growth Fund	All Assets	.10%
JNL/T. Rowe Price Short-Term Bond Fund	All Assets	.10%
JNL/T. Rowe Price Value Fund	All Assets	.10%
JNL/S&P Competitive Advantage Fund	All Assets	.10%
JNL/S&P Dividend Income & Growth Fund	All Assets	.10%
JNL/S&P Intrinsic Value Fund	All Assets	.10%
JNL/S&P Total Yield Fund	All Assets	.10%
JNL/S&P 4 Fund	All Assets	.05%
JNL/S&P Managed Growth Fund	All Assets	.05%
JNL/S&P Managed Conservative Fund	All Assets	.05%
JNL/S&P Managed Moderate Growth Fund	All Assets	.05%
JNL/S&P Managed Moderate Fund	All Assets	.05%
JNL/S&P Managed Aggressive Growth Fund	All Assets	.05%

CLASSES OF SHARES

Effective December 15, 2003, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, each Fund has two classes of shares (Class A and Class B), except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P 4 Fund, the JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and the JNL/Franklin Templeton Founding Strategy Fund have one class of shares.  The outstanding shares of all Funds (except JNL/S&P Funds) as of that date have been redesignated Class A shares.

This Prospectus offers two classes of shares.  Under the multi-class structure, the Class A shares and Class B shares of each Fund represent interests in the same portfolio of securities, and will be substantially the same except for “class expenses.”  The expenses of each Fund will be borne by each Class of shares based on the net assets of the Fund attributable to each Class, except that class expenses will be allocated to each Class.  “Class expenses” will include any distribution or administrative or service expense allocable to the appropriate Class, pursuant to the Brokerage Enhancement Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

DISTRIBUTION PLAN

All Funds of the Trust except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P 4 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and JNL/Franklin Templeton Founding Strategy Fund, have adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Distribution Plan (“Plan”).

The Board of Trustees, including all of the Independent Trustees, approves, at least annually, the continuation of the Distribution Plan (“Plan”) in connection with the Board’s adoption of a multi-class plan authorizing Class A and Class B interests.  Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests.  Jackson National Life Distributors LLC (“JNLD”), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

THE DISTRIBUTOR

The Distributor also has the following relationships with the Sub-Advisers and their affiliates.  The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  In addition, the Distributor acts as distributor of variable insurance contracts and variable life insurance policies (the “Contracts”) issued by Jackson and its subsidiary Jackson National Life Insurance Company of New York (“Jackson NY”).  Raymond James Financial Services, a brokerage affiliate of the Sub-Adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities.  The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the Contracts.

INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts (“Accounts”) of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable contracts (“Contracts”), to qualified and unqualified retirement plans and other regulated investment companies.  The Accounts purchases the shares of the sub-accounts that investing the Funds at their net asset value. There is no sales charge.

Shares of the Funds are not available to the general public directly.  Some of the Funds are managed by Sub-Advisers who manage publicly available mutual funds having similar names and investment objectives.  While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund.  Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The net asset value per share of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open.  The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the “fair value” of a security for which a current market price is not available.  Under these procedures, in general the “fair value” of a security shall be the amount, determined by the Administrator in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board of Trustees has established a pricing committee to review fair value determinations.  The pricing committee will also review restricted and illiquid security values, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g. disorderly market transactions) and determine/review fair values pursuant to the “Pricing Policies and Procedures” adopted by the Board of Trustees of the Trust.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s net asset value may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s net asset value (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Trustees, to determine the “fair value” of such securities for purposes of calculating a Fund’s net asset value.  The Administrator will “fair value” such securities if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund’s net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust’s pricing procedures to be a “significant event.”  A “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities.  Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s net asset value.  When fair-value pricing is employed, the securities prices used to calculate a Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“MARKET TIMING” POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves, by a qualified retirement plan for Jackson and its affiliates, and other regulated investment companies.

The interests of the Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Funds are not intended as vehicles for market timing.  The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. This does not apply to a money market Fund.

See the Separate Account Prospectus for the contract that describes Jackson’s anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board of Trustees has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred.  In addition, the JNL/S&P Funds’ net asset values are calculated based on the net asset values of the Underlying Funds and the “fair value” pricing policy will apply to the Underlying Funds as described above. The Funds’ “fair value” pricing policy is described under “Investment in Trust Shares” above.

The practices and policies described above are intended to deter and curtail market timing in the Fund.  However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing.  If they are ineffective, the adverse consequences described above could occur.

DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund’s policies and procedures relating to disclosure of portfolio securities is available in the Fund’s Statement of Additional Information and at www.jackson.com.

SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions are processed on any day on which the Trust and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust’s transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

•	When the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

TAX STATUS

Each Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).  Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Fund is treated as a separate corporation for purposes of the Code.  Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are separate accounts of variable insurance contracts, qualified and unqualified retirement plans, there are no tax consequences to those shareholders of buying, holding, exchanging and selling shares of the Funds.  Distributions from the Funds are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Account Prospectus for more detailed information on tax issues related to the Contracts.

Separate Accounts funding insurance contracts must meet certain diversification requirements, as must the underlying funds in which they invest in order for the variable insurance contract owners to receive favorable tax treatment.  If a Series, a Master Fund or a Separate Account were to fail to meet the diversification requirements, income allocable to the contracts would be taxable currently to the contract owners and income from prior periods relating to such contracts could also be taxable.

FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Fund.  The information does not reflect any charges imposed under a variable insurance contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset			Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total		End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL Alt Institutional Alt 20 Fund (h)

Class A
04/06(a)-12/31/2009	$ 10.00	$ 0.45	$ 2.28	$ 2.73	$ -	$ -	$ 12.73	27.30%		$ 199,516	3%	0.20%	4.93%

JNL Alt Institutional Alt 35 Fund (h)

Class A
04/06(a)-12/31/2009	10.00	0.44	2.80	3.24	-	-	13.24	32.40		308,516	6	0.20	4.72

JNL Alt Institutional Alt 50 Fund (h)

Class A
04/06(a)-12/31/2009	10.00	0.49	3.08	3.57	-	-	13.57	35.70		361,516	13	0.20	5.06

JNL Alt Institutional Alt 65 Fund (h)

Class A
04/06(a)-12/31/2009	10.00	0.47	3.50	3.97	-	-	13.97	39.70		229,813	24	0.20	4.80

JNL/AIM International Growth Fund

Class A
12/31/2009	6.88	0.12	2.42	2.54	(0.15)	-	9.27	36.99	(t)	431,595	27	1.04	1.55
12/31/2008	15.74	0.27	(6.68)	(6.41)	(0.06)	(2.39)	6.88	(40.94)		249,897	53	1.03	2.10
12/31/2007	14.55	0.30	1.10	1.40	(0.21)	-	15.74	9.70		475,302	105	1.03	1.90
12/31/2006	12.03	0.18	2.55	2.73	(0.21)	-	14.55	22.67		259,811	12	1.06	1.35
12/31/2005	11.04	0.14	1.04	1.18	(0.19)	-	12.03	10.69		201,554	71	1.08	1.25

JNL/AIM Large Cap Growth Fund

Class A
12/31/2009	8.67	0.04	2.07	2.11	(0.03)	-	10.75	24.29		624,156	57	0.97	0.45
12/31/2008	14.93	0.04	(5.69)	(5.65)	(0.02)	(0.59)	8.67	(37.66)		350,826	56	0.97	0.29
12/31/2007	13.49	0.02	2.09	2.11	(0.01)	(0.66)	14.93	15.75		525,103	71	0.99	0.17
12/31/2006	12.51	0.02	0.96	0.98	0.00 (f)	-	13.49	7.86		396,703	90	1.00	0.12
12/31/2005	11.67	0.00	0.84	0.84	-	-	12.51	7.23		361,417	101	1.01	0.03

JNL/AIM Global Real Estate Fund

Class A
12/31/2009	5.79	0.18	1.70	1.88	(0.14)	-	7.53	32.53		342,951	65	1.07	2.78
12/31/2008	12.44	0.31	(4.96)	(4.65)	(0.23)	(1.77)	5.79	(35.71)		145,218	117	1.03	2.78
12/31/2007	15.80	0.20	(2.58)	(2.38)	(0.17)	(0.81)	12.44	(15.01)		184,451	76	1.02	1.29
12/31/2006	11.70	0.42	3.84	4.26	(0.05)	(0.11)	15.80	36.38		254,557	37	1.02	2.98
05/02(a)-12/31/2005	10.00	0.21	1.49	1.70	-	-	11.70	17.00		79,209	36	1.05	3.37

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset			Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total		End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/AIM Small Cap Growth Fund

Class A
12/31/2009	$ 7.50	$ (0.02)	$ 2.63	$ 2.61	$ -	$ -	$ 10.11	34.80%		$ 92,793	33%	1.16%	(0.17)%
12/31/2008	14.82	(0.04)	(5.95)	(5.99)	-	(1.33)	7.50	(39.73)		40,314	42	1.16	(0.32)
12/31/2007	14.27	(0.10)	1.71	1.61	-	(1.06)	14.82	11.37		73,951	37	1.15	(0.64)
12/31/2006	13.52	(0.11)	2.07	1.96	-	(1.21)	14.27	14.49		53,265	54	1.16	(0.79)
12/31/2005	12.47	(0.08)	1.13	1.05	-	-	13.52	8.42		49,776	65	1.16	(0.67)

JNL/Capital Guardian Global Balanced Fund

Class A
12/31/2009	7.35	0.15	1.50	1.65	(0.18)	-	8.82	22.48		279,806	78	1.01	1.88
12/31/2008	11.95	0.25	(3.67)	(3.42)	(0.12)	(1.06)	7.35	(28.29)		183,572	70	1.01	2.37
12/31/2007	11.92	0.20	0.72	0.92	(0.14)	(0.75)	11.95	7.96		197,825	155	0.98	1.60
12/31/2006	11.03	0.18	1.01	1.19	(0.10)	(0.20)	11.92	10.79		162,743	62	1.02	1.55
12/31/2005	10.02	0.12	0.89	1.01	-	-	11.03	10.09		127,908	83	1.01	1.22

JNL/Capital Guardian Global Diversified Research Fund

Class A
12/31/2009	15.33	0.17	5.70	5.87	(0.28)	-	20.92	38.32	(u)	332,577	85	1.09	0.97
12/31/2008	26.67	0.44	(11.78)	(11.34)	-	-	15.33	(42.52)		163,107	96	1.09	2.04
12/31/2007	22.23	(0.03)	4.62	4.59	(0.15)	-	26.67	20.65		232,460	195	1.10	(0.11)
12/31/2006	19.68	0.07	2.55	2.62	(0.07)	-	22.23	13.31		160,207	116	1.10	0.35
12/31/2005	19.41	0.08	0.29	0.37	(0.10)	-	19.68	1.91		188,593	264	1.10	0.30

JNL/Capital Guardian International Small Cap Fund

Class A
12/31/2009	4.53	0.04	2.36	2.40	(0.08)	-	6.85	52.93		144,004	46	1.31	0.65
12/31/2008	9.87	0.14	(5.47)	(5.33)	(0.01)	-	4.53	(54.00)		44,755	53	1.31	1.88
12/03(a) - 12/31/2007	10.00	0.00	(0.13)	(0.13)	-	-	9.87	(1.30)		73,063	2	1.30	0.22

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data			Ratio of		Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to		Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net		to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)		Net Assets (c)
JNL/Capital Guardian U.S. Growth Equity Fund

Class A
12/31/2009	$ 13.99	$ 0.09	$ 4.79	$ 4.88	$ (0.02)		$ -	$ 18.85	34.91%	$ 554,978	55%	0.98%		0.57%
12/31/2008	23.68	0.06	(9.75)	(9.69)	0.00	(f)	-	13.99	(40.92)	195,824	47	0.99		0.29
12/31/2007	21.58	0.00	2.10	2.10	-		-	23.68	9.73	226,712	190	1.00		(0.01)
12/31/2006	20.63	(0.01)	0.96	0.95	-		-	21.58	4.60	186,424	89	0.99		(0.07)
12/31/2005	19.71	(0.05)	0.97	0.92	-		-	20.63	4.67	216,007	77	0.99		(0.18)

JNL/Credit Suisse Commodity Securities Fund

Class A
12/31/2009	6.31	0.07	3.09	3.16	(0.06)		-	9.41	50.17	641,108	108	1.03		0.88
12/31/2008	13.90	0.20	(7.35)	(7.15)	(0.01)		(0.43)	6.31	(51.30)	214,651	71	1.04		1.67
01/16(a) - 12/31/2007	10.00	0.07	3.83	3.90	-		-	13.90	39.00	388,379	51	1.05		0.57

JNL/Credit Suisse Long/Short Fund

Class A
12/31/2009	6.11	0.06	1.46	1.52	(0.05)		-	7.58	24.86	90,306	909	1.54	(g)	0.98
12/31/2008	10.85	0.09	(4.22)	(4.13)	-		(0.61)	6.11	(37.68)	41,879	455	1.59	(g)	0.98
01/16(a) - 12/31/2007	10.00	(0.02)	0.87	0.85	-		-	10.85	8.50	68,632	240	2.26	(g)	(0.19)

JNL/Eagle Core Equity Fund

Class A
12/31/2009	4.96	0.05	1.63	1.68	(0.07)		-	6.57	33.83	84,192	36	0.96		0.84
12/31/2008	14.53	0.16	(5.92)	(5.76)	(0.34)		(3.47)	4.96	(39.04)	42,644	57	0.96		1.35
12/31/2007	17.22	0.20	(0.12)	0.08	(0.35)		(2.42)	14.53	0.59	81,088	43	0.94		1.13
12/31/2006	15.33	0.15	1.74	1.89	0.00	(f)	-	17.22	12.35	177,972	109	0.96		0.92
12/31/2005	14.96	0.14	0.36	0.50	(0.13)		-	15.33	3.37	244,280	106	0.96		0.77

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from									Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized			Supplemental Data				Ratio of		Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on		Net Asset		Net Assets,			Expenses to		Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment		Value, End	Total	End of Period	Portfolio		Average Net		to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions		of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)		Net Assets (c)
JNL/Eagle SmallCap Equity Fund

Class A
12/31/2009	$ 11.91	$ 0.04	$ 4.19	$ 4.23	$ -		$ -		$ 16.14	35.52%	$ 279,448	67%		1.03%		0.34%
12/31/2008	20.73	(0.04)	(7.93)	(7.97)	-		(0.85)		11.91	(38.34)	164,108	69		1.03		(0.25)
12/31/2007	22.19	(0.11)	2.65	2.54	-		(4.00)		20.73	12.14	231,713	81		1.03		(0.45)
12/31/2006	20.13	(0.15)	4.17	4.02	-		(1.96)		22.19	20.03	199,096	68		1.05		(0.67)
12/31/2005	19.97	(0.15)	0.66	0.51	-		(0.35)		20.13	2.52	159,471	57		1.06		(0.72)

JNL/Franklin Templeton Founding Strategy Fund (h)

Class A
12/31/2009	6.32	0.29	1.61	1.90	0.00	(f)	-		8.22	30.13	838,759	5		0.06		4.15
12/31/2008	10.09	0.00	(3.66)	(3.66)	(0.11)		0.00	(f)	6.32	(36.13)	580,801	14		0.06		(0.02)
01/16(a) - 12/31/2007	10.00	0.24	(0.15)	0.09	-		-		10.09	0.90	800,395	9		0.05		2.42

JNL/Franklin Templeton Global Growth Fund

Class A
12/31/2009	5.92	0.10	1.74	1.84	(0.12)		-		7.64	31.06	375,505	5		1.10		1.58
12/31/2008	9.99	0.17	(4.24)	(4.07)	0.00	(f)	0.00	(f)	5.92	(40.72)	236,023	11		1.11		2.18
01/16(a) - 12/31/2007	10.00	0.11	(0.05)	0.06	(0.06)		(0.01)		9.99	0.63	318,542	3		1.10		1.15

JNL/Franklin Templeton Income Fund

Class A
12/31/2009	7.39	0.55	1.88	2.43	(0.53)		-		9.29	32.92	728,236	39		1.00		6.51
12/31/2008	10.53	0.66	(3.79)	(3.13)	(0.01)		-		7.39	(29.74)	432,233	56		1.00		7.05
12/31/2007	10.70	0.60	(0.40)	0.20	(0.35)		(0.02)		10.53	1.85	549,659	21	(i)	1.02		5.45
05/01(a)-12/31/2006	10.00	0.34	0.64	0.98	(0.26)		(0.02)		10.70	9.78	64,653	43		1.10		4.85

JNL/Franklin Templeton Mutual Shares Fund

Class A
12/31/2009	6.20	0.10	1.55	1.65	(0.24)		-		7.61	26.74	423,572	61		1.11	(j)	1.48
12/31/2008	10.02	0.14	(3.94)	(3.80)	-		(0.02)		6.20	(37.90)	255,941	49		1.08	(j)	1.67
01/16(a) - 12/31/2007	10.00	0.16	(0.14)	0.02	-		-		10.02	0.20	344,535	33		1.07	(j)	1.60

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Franklin Templeton Small Cap Value Fund

Class A
12/31/2009	$ 6.56	$ 0.07	$ 2.15	$ 2.22	$ (0.06)	$ -	$ 8.72	33.80%	$ 167,589	2%		1.16%	0.89%
12/31/2008	11.38	0.11	(3.97)	(3.86)	(0.10)	(0.86)	6.56	(33.23)	86,399	14		1.16	1.10
12/31/2007	12.86	0.11	(0.90)	(0.79)	(0.09)	(0.60)	11.38	(6.14)	100,289	26		1.16	0.80
12/31/2006	11.03	0.08	1.88	1.96	(0.02)	(0.11)	12.86	17.71	130,608	6		1.16	0.67
05/02(a)-12/31/2005	10.00	0.02	1.01	1.03	-	-	11.03	10.30	72,399	5		1.14	0.39

JNL/Goldman Sachs Core Plus Bond Fund

Class A
12/31/2009	10.71	0.45	1.07	1.52	(0.50)	(0.05)	11.68	14.16	782,744	430	(k)	0.90	3.90
12/31/2008	12.01	0.55	(1.18)	(0.63)	(0.48)	(0.19)	10.71	(5.17)	564,785	462		0.90	4.76
12/31/2007	11.60	0.57	0.23	0.80	(0.39)	-	12.01	6.91	614,033	186	(k)	0.91	4.79
12/31/2006	11.08	0.54	(0.01)	0.53	(0.01)	-	11.60	4.77	460,890	113	(k)	0.92	4.81
12/31/2005	11.47	0.44	(0.14)	0.30	(0.48)	(0.21)	11.08	2.62	338,943	97	(k)	0.93	4.44

JNL/Goldman Sachs Emerging Markets Debt Fund

Class A
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	-	11.89	23.06	193,046	94		1.11	3.89
10/06(a)-12/31/2008	10.00	0.09	(0.42)	(0.33)	-	-	9.67	(3.30)	28,973	44		1.11	3.92

JNL/Goldman Sachs Mid Cap Value Fund

Class A
12/31/2009	6.51	0.09	2.04	2.13	(0.08)	-	8.56	32.65	275,024	113		1.03	1.29
12/31/2008	12.82	0.09	(4.82)	(4.73)	(0.11)	(1.47)	6.51	(36.09)	134,460	98		1.04	0.83
12/31/2007	12.96	0.14	0.22	0.36	(0.08)	(0.42)	12.82	2.80	169,388	117		1.03	1.01
12/31/2006	11.39	0.11	1.68	1.79	(0.04)	(0.18)	12.96	15.73	144,432	47		1.05	0.90
05/02(a)-12/31/2005	10.00	0.06	1.33	1.39	-	-	11.39	13.90	85,789	34		1.06	1.02

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Ivy Asset Strategy Fund

Class A
9/28 (a) - 12/31/2009	$ 10.00	$ 0.01	$ 0.40	$ 0.41	$ -	$ -	$ 10.41	4.10%	$ 196,774	16%		1.25%	0.52%

JNL/JPMorgan International Value Fund

Class A
12/31/2009	5.72	0.14	1.58	1.72	(0.27)	-	7.17	30.17	549,144	92		1.03	2.24
12/31/2008	14.35	0.38	(6.85)	(6.47)	(0.25)	(1.91)	5.72	(44.49)	346,379	90		1.01	3.40
12/31/2007	14.02	0.27	1.36	1.63	(0.17)	(1.13)	14.35	11.97	727,077	98		1.01	1.81
12/31/2006	10.94	0.26	3.23	3.49	(0.08)	(0.33)	14.02	31.98	485,663	83		1.04	2.09
12/31/2005	9.29	0.13	1.59	1.72	(0.01)	(0.06)	10.94	18.57	234,118	72		1.08	1.63

JNL/JPMorgan MidCap Growth Fund

Class A
12/31/2009	11.15	(0.03)	4.82	4.79	-	-	15.94	42.96	163,690	82		1.01	(0.25)
12/31/2008	20.07	(0.05)	(8.87)	(8.92)	-	-	11.15	(44.44)	91,958	105		1.02	(0.30)
12/31/2007	18.59	(0.03)	1.51	1.48	-	-	20.07	7.96	184,228	184		1.01	(0.16)
12/31/2006	16.59	(0.01)	2.01	2.00	-	-	18.59	12.06	221,504	151		1.01	(0.07)
12/31/2005	15.67	(0.02)	0.99	0.97	(0.05)	-	16.59	6.16	217,173	149		1.01	(0.11)

JNL/JPMorgan U.S. Government & Quality Bond Fund

Class A
12/31/2009	12.25	0.47	(0.01)	0.46	(0.32)	-	12.39	3.69	693,017	12		0.73	3.78
12/31/2008	11.74	0.49	0.27	0.76	(0.25)	-	12.25	6.53	680,849	14		0.76	4.06
12/31/2007	11.43	0.53	0.20	0.73	(0.42)	-	11.74	6.38	265,662	57	(m)	0.78	4.51
12/31/2006	11.07	0.46	(0.10)	0.36	-	-	11.43	3.25	235,088	114	(m)	0.79	4.16
12/31/2005	11.31	0.41	(0.14)	0.27	(0.41)	(0.10)	11.07	2.35	214,590	39	(m)	0.79	3.76

JNL/Lazard Emerging Markets Fund

Class A
12/31/2009	5.88	0.16	4.06	4.22	(0.14)	-	9.96	71.74	735,862	49		1.27	1.98
12/31/2008	14.47	0.38	(7.64)	(7.26)	(0.08)	(1.25)	5.88	(50.05)	211,608	64		1.28	3.21
12/31/2007	10.99	0.18	3.32	3.50	(0.02)	-	14.47	31.81	411,866	53		1.29	1.37
05/01(a)-12/31/2006	10.00	0.10	0.89	0.99	-	-	10.99	9.90	88,626	28		1.35	1.52

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Lazard Mid Cap Equity Fund

Class A
12/31/2009	$ 6.82	$ 0.07	$ 2.63	$ 2.70	$ (0.06)	$ -	$ 9.46	39.65%	$ 164,730	79%	1.03%	0.86%
12/31/2008	11.47	0.15	(4.62)	(4.47)	(0.13)	(0.05)	6.82	(38.96)	125,184	81	1.02	1.50
12/31/2007	14.08	0.11	(0.50)	(0.39)	(0.08)	(2.14)	11.47	(2.61)	243,429	84	1.02	0.71
12/31/2006	13.54	0.07	1.89	1.96	(0.07)	(1.35)	14.08	14.56	217,646	70	1.03	0.50
12/31/2005	14.66	0.07	1.24	1.31	(0.06)	(2.37)	13.54	8.81	228,735	85	1.03	0.49

JNL/M&G Global Basics Fund

Class A
12/31/2009	8.42	0.05	3.89	3.94	(0.03)	(0.06)	12.27	46.88	29,708	43	1.21	0.47
10/06(a)-12/31/2008	10.00	-	(1.58)	(1.58)	-	-	8.42	(15.80)	4,703	10	1.24	(0.03)

JNL/M&G Global Leaders Fund

Class A
12/31/2009	8.35	0.09	3.03	3.12	(0.06)	-	11.41	37.43	17,302	39	1.21	0.87
10/06(a)-12/31/2008	10.00	0.02	(1.66)	(1.64)	(0.01)	-	8.35	(16.43)	4,501	34	1.23	0.82

JNL/Mellon Capital Management 10 X 10 Fund (h)

Class A
12/31/2009	6.19	0.21	1.31	1.52	(0.26)	(0.26)	7.19	24.59	194,494	11	0.06	3.20
12/31/2008	9.92	0.25	(3.85)	(3.60)	(0.07)	(0.06)	6.19	(36.25)	100,370	20	0.06	3.11
04/30(a) - 12/31/2007	10.00	0.21	(0.29)	(0.08)	-	-	9.92	(0.80)	57,683	60	0.06	3.14

JNL/Mellon Capital Management Index 5 Fund (h)

Class A
12/31/2009	6.83	0.18	1.53	1.71	(0.07)	(0.08)	8.39	25.16	204,951	8	0.06	2.43
12/31/2008	10.00	0.30	(3.30)	(3.00)	(0.07)	(0.10)	6.83	(29.87)	60,409	23	0.06	3.49
04/30(a) - 12/31/2007	10.00	0.36	(0.36)	-	-	-	10.00	0.00	29,922	32	0.06	5.34

JNL/Mellon Capital Management European 30 Fund

Class A
12/31/2009	8.59	0.29	3.23	3.52	(0.25)	(0.56)	11.30	41.03	13,238	65	0.78	2.76
10/06(a)-12/31/2008	10.00	0.04	(1.41)	(1.37)	(0.04)	-	8.59	(13.74)	2,055	-	0.84	2.26

JNL/Mellon Capital Management Pacific Rim 30 Fund

Class A
12/31/2009	9.60	0.21	2.11	2.32	(0.15)	(0.51)	11.26	24.15	16,625	47	0.78	1.95
10/06(a)-12/31/2008	10.00	0.02	(0.42)	(0.40)	-	-	9.60	(4.00)	3,299	-	0.82	0.78

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management S&P 500 Index Fund

Class A
12/31/2009	$ 7.54	$ 0.14	$ 1.82	$ 1.96	$ (0.12)	$ -	$ 9.38	25.97%	$ 900,282	4%	0.60%	1.76%
12/31/2008	12.36	0.19	(4.84)	(4.65)	(0.17)	-	7.54	(37.64)	457,126	7	0.60	1.80
12/31/2007	12.06	0.18	0.40	0.58	(0.16)	(0.12)	12.36	4.90	656,286	3	0.59	1.45
12/31/2006	10.68	0.16	1.45	1.61	(0.15)	(0.08)	12.06	15.08	559,179	1	0.60	1.42
12/31/2005	10.66	0.13	0.34	0.47	(0.12)	(0.33)	10.68	4.37	427,375	14	0.61	1.30

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Class A
12/31/2009	8.17	0.13	2.98	3.11	(0.11)	-	11.17	38.03	469,779	14	0.61	1.35
12/31/2008	14.78	0.17	(5.75)	(5.58)	(0.13)	(0.90)	8.17	(37.58)	284,426	30	0.61	1.35
12/31/2007	14.96	0.17	0.93	1.10	(0.05)	(1.23)	14.78	7.45	464,641	25	0.60	1.06
12/31/2006	14.21	0.14	1.24	1.38	(0.13)	(0.50)	14.96	9.69	381,163	10	0.61	0.97
12/31/2005	13.28	0.09	1.51	1.60	(0.10)	(0.57)	14.21	11.98	288,486	15	0.61	0.82

JNL/Mellon Capital Management Small Cap Index Fund

Class A
12/31/2009	7.97	0.09	2.10	2.19	(0.07)	(0.05)	10.04	27.54	470,449	17	0.61	1.08
12/31/2008	13.53	0.11	(4.87)	(4.76)	(0.15)	(0.65)	7.97	(35.01)	241,444	29	0.61	0.96
12/31/2007	14.79	0.18	(0.51)	(0.33)	(0.04)	(0.89)	13.53	(2.11)	361,126	21	0.60	1.21
12/31/2006	13.44	0.15	2.19	2.34	(0.12)	(0.87)	14.79	17.49	339,124	17	0.60	1.02
12/31/2005	13.43	0.08	0.49	0.57	(0.09)	(0.47)	13.44	4.22	237,460	16	0.60	0.84

JNL/Mellon Capital Management International Index Fund

Class A
12/31/2009	9.41	0.25	2.50	2.75	(0.26)	0.00 (f)	11.90	29.28	721,755	2	0.69	2.43
12/31/2008	17.55	0.47	(8.00)	(7.53)	(0.30)	(0.31)	9.41	(42.92)	369,368	15	0.65	3.31
12/31/2007	16.54	0.40	1.29	1.69	(0.45)	(0.23)	17.55	10.39	645,505	5	0.65	2.23
12/31/2006	13.59	0.32	3.15	3.47	(0.37)	(0.15)	16.54	25.58	497,487	2	0.66	2.11
12/31/2005	13.67	0.29	1.53	1.82	(0.27)	(1.63)	13.59	13.31	294,677	43	0.66	2.08

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net		Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment		& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Mellon Capital Management Bond Index Fund

Class A
12/31/2009	$ 11.07	$ 0.42		$ 0.21	$ 0.63	$ (0.30)	$ (0.01)	$ 11.39	5.65%	$ 793,123	87%	(n)	0.60%	3.67%
12/31/2008	11.16	0.52		(0.10)	0.42	(0.51)	-	11.07	3.79	379,239	51	(n)	0.61	4.60
12/31/2007	10.92	0.52		0.18	0.70	(0.46)	-	11.16	6.43	349,683	45	(n)	0.60	4.68
12/31/2006	10.75	0.48		(0.09)	0.39	(0.22)	-	10.92	3.64	247,489	65	(n)	0.61	4.42
12/31/2005	10.83	0.18		0.02	0.20	(0.22)	(0.06)	10.75	1.85	180,542	361		0.61	3.46

JNL/Mellon Capital Management Global Alpha Fund

Class A
9/28 (a) - 12/31/2009	10.00	(0.03)		(0.09)	(0.12)	-	-	9.88	(1.20)	62,275	0		1.35	(1.28)

JNL/Oppenheimer Global Growth Fund

Class A
12/31/2009	7.00	0.10		2.65	2.75	(0.12)	(0.49)	9.14	39.42	289,972	21		1.06	1.19
12/31/2008	14.97	0.21		(6.42)	(6.21)	(0.17)	(1.59)	7.00	(40.86)	176,084	22		1.06	1.71
12/31/2007	15.25	0.13		0.81	0.94	(0.12)	(1.10)	14.97	6.33	372,934	31		1.05	0.79
12/31/2006	13.53	0.08		2.21	2.29	(0.07)	(0.50)	15.25	16.96	349,246	30		1.06	0.58
12/31/2005	11.92	0.08		1.56	1.64	(0.03)	-	13.53	13.74	289,390	27		1.06	0.74

JNL/PAM Asia ex-Japan Fund
Class A
12/31/2009	4.80	0.03		3.31	3.34	0.00 (f)	-	8.14	69.59	108,276	39		1.27	0.46
12/31/2008	9.80	0.12		(5.03)	(4.91)	(0.09)	-	4.80	(50.09)	7,727	132		1.29	1.66
12/03(a) - 12/31/2007	10.00	(0.01)		(0.19)	(0.20)	-	-	9.80	(2.00)	11,747	-		1.30	(0.67)

JNL/PAM China-India Fund

Class A
12/31/2009	4.23	(0.00)	(f)	3.48	3.48	-	-	7.71	82.27	233,497	73		1.33	0.05
12/31/2008	9.98	0.03		(5.78)	(5.75)	-	-	4.23	(57.62)	25,987	188		1.41	0.51
12/03(a) - 12/31/2007	10.00	(0.01)		(0.01)	(0.02)	-	-	9.98	(0.20)	4,888	-		1.40	(0.93)

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/PIMCO Real Return Fund

Class A
12/31/2009	$ 10.10	$ 0.30	$ 1.44	$ 1.74	$ (0.27)	$ -	$ 11.57	17.25%	$ 1,189,828	722%		0.81%	2.69%
12/31/2008	11.09	0.39	(0.82)	(0.43)	(0.16)	(0.40)	10.10	(3.73)	663,938	2,289		0.81	3.44
01/16(a) - 12/31/2007	10.00	0.43	0.66	1.09	-	-	11.09	10.90	397,393	1,215	(o)	0.80	4.27

JNL/PIMCO Total Return Bond Fund

Class A
12/31/2009	11.07	0.48	1.24	1.72	(0.29)	(0.31)	12.19	15.45	2,348,470	177		0.81	4.04
12/31/2008	12.04	0.51	(0.48)	0.03	(0.53)	(0.47)	11.07	0.40	1,325,740	660		0.81	4.22
12/31/2007	11.66	0.54	0.42	0.96	(0.56)	(0.02)	12.04	8.25	1,037,811	119	(p)	0.80	4.54
12/31/2006	11.70	0.50	(0.10)	0.40	(0.44)	0.00 (f)	11.66	3.38	760,176	63	(p)	0.81	4.20
12/31/2005	11.96	0.27	0.02	0.29	(0.33)	(0.22)	11.70	2.40	571,892	183	(p)	0.81	3.15

JNL/PPM America High Yield Bond Fund

Class A
12/31/2009	4.46	0.50	1.56	2.06	(0.37)	-	6.15	46.30	566,513	50		0.78	8.87
12/31/2008	7.43	0.59	(2.93)	(2.34)	(0.63)	-	4.46	(30.75)	188,010	78		0.79	8.82
12/31/2007	8.22	0.66	(0.75)	(0.09)	(0.70)	-	7.43	(1.10)	303,282	95		0.78	7.92
12/31/2006	7.95	0.62	0.21	0.83	(0.56)	-	8.22	10.51	365,753	62		0.80	7.49
12/31/2005	8.51	0.62	(0.48)	0.14	(0.62)	(0.08)	7.95	1.69	276,421	33		0.81	7.39

JNL/PPM America Mid Cap Value Fund

Class A
12/31/2009	5.62	0.05	2.61	2.66	(0.03)	-	8.25	47.38	20,020	89		1.06	0.77
03/31(a)-12/31/2008	10.00	0.07	(4.37)	(4.30)	(0.08)	-	5.62	(43.00)	5,011	154		1.06	1.05

JNL/PPM America Small Cap Value Fund

Class A
12/31/2009	6.27	0.04	2.09	2.13	(0.03)	-	8.37	33.97	15,861	114		1.06	0.60
03/31(a)-12/31/2008	10.00	0.06	(3.75)	(3.69)	(0.04)	-	6.27	(36.85)	8,356	66		1.06	1.02

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/PPM America Value Equity Fund

Class A
12/31/2009	$ 7.57	$ 0.14	$ 3.23	$ 3.37	$ (0.48)	$ -	$ 10.46	44.58%	$ 93,660	63%	0.86%	1.65%
12/31/2008	19.15	0.35	(9.54)	(9.19)	(0.39)	(2.00)	7.57	(47.21)	87,770	96	0.86	2.28
12/31/2007	20.44	0.33	(1.48)	(1.15)	(0.14)	-	19.15	(5.63)	219,654	86	0.86	1.55
12/31/2006	18.09	0.17	2.19	2.36	(0.01)	-	20.44	13.03	165,734	145	0.97	0.92
12/31/2005	17.42	0.24	0.61	0.85	(0.18)	-	18.09	4.91	181,363	79	0.97	0.97

JNL/Red Rocks Listed Private Equity Fund (h)

Class A
12/31/2009	5.91	0.07	2.31	2.38	(0.25)	(0.01)	8.03	40.33	223,873	34	1.20	0.92
10/06(a)-12/31/2008	10.00	0.04	(4.10)	(4.06)	(0.03) (s)	-	5.91	(40.56)	15,265	6	1.22	2.55

JNL/S&P Managed Conservative Fund (h)

Class A
12/31/2009	9.35	0.26	1.00	1.26	(0.17)	(0.10)	10.34	13.53	623,958	11	0.18	2.66
12/31/2008	11.47	0.32	(1.90)	(1.58)	(0.39)	(0.15)	9.35	(13.75)	407,426	30	0.19	2.95
12/31/2007	11.29	0.34	0.37	0.71	(0.27)	(0.26)	11.47	6.30	264,755	54	0.18	2.92
12/31/2006	10.70	0.20	0.64	0.84	(0.18)	(0.07)	11.29	7.85	137,126	39	0.19	1.82
12/31/2005	10.35	0.26	0.13	0.39	(0.03)	(0.01)	10.70	3.73	80,642	16	0.19	3.54

JNL/S&P Managed Moderate Fund (h)

Class A
12/31/2009	8.97	0.25	1.43	1.68	(0.12)	(0.12)	10.41	18.63	1,021,335	6	0.17	2.57
12/31/2008	12.21	0.26	(2.85)	(2.59)	(0.41)	(0.24)	8.97	(21.24)	557,615	28	0.18	2.36
12/31/2007	11.90	0.28	0.64	0.92	(0.29)	(0.32)	12.21	7.74	521,470	30	0.19	2.26
12/31/2006	11.04	0.17	0.97	1.14	(0.13)	(0.15)	11.90	10.39	314,249	35	0.19	1.44
12/31/2005	10.54	0.24	0.29	0.53	(0.02)	(0.01)	11.04	4.99	157,719	11	0.18	3.13

JNL/S&P Managed Moderate Growth Fund (h)

Class A
12/31/2009	8.79	0.21	1.86	2.07	(0.07)	(0.25)	10.54	23.46	1,774,984	13	0.16	2.14
12/31/2008	13.20	0.17	(3.80)	(3.63)	(0.27)	(0.51)	8.79	(27.50)	997,961	28	0.16	1.45
12/31/2007	13.08	0.19	0.92	1.11	(0.28)	(0.71)	13.20	8.65	1,403,279	34	0.16	1.34
12/31/2006	12.13	0.12	1.36	1.48	(0.12)	(0.41)	13.08	12.17	1,123,984	29	0.16	0.97
12/31/2005	11.67	0.34	0.41	0.75	(0.20)	(0.09)	12.13	6.41	861,543	21	0.17	1.39

JNL/S&P Managed Growth Fund (h)

Class A
12/31/2009	7.94	0.14	2.09	2.23	(0.16)	(0.30)	9.71	28.06	1,479,759	8	0.16	1.55
12/31/2008	13.84	0.10	(5.00)	(4.90)	(0.07)	(0.93)	7.94	(35.36)	808,800	32	0.16	0.80
12/31/2007	13.62	0.12	1.05	1.17	(0.24)	(0.71)	13.84	8.70	1,388,072	34	0.15	0.86
12/31/2006	12.56	0.07	1.71	1.78	(0.07)	(0.65)	13.62	14.15	1,246,802	34	0.16	0.53
12/31/2005	12.23	0.30	0.61	0.91	(0.13)	(0.45)	12.56	7.44	1,059,806	32	0.16	0.62

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/S&P Managed Aggressive Growth Fund (h)

Class A
12/31/2009	$ 8.39	$ 0.10	$ 2.51	$ 2.61	$ (0.21)		$ (0.33)	$ 10.46	31.05%	$ 582,868	19%	0.19%	1.07%
12/31/2008	14.89	0.06	(5.90)	(5.84)	(0.05)		(0.61)	8.39	(39.16)	414,718	42	0.18	0.50
12/31/2007	13.91	0.08	1.19	1.27	(0.24)		(0.05)	14.89	9.17	702,285	46	0.17	0.56
12/31/2006	12.80	0.04	1.95	1.99	(0.04)		(0.84)	13.91	15.57	672,325	33	0.17	0.28
12/31/2005	11.89	0.25	0.76	1.01	(0.10)		-	12.80	8.48	657,320	35	0.18	0.22

JNL/S&P Competitive Advantage Fund

Class A
12/31/2009	6.90	0.11	2.94	3.05	0.00	(f)	-	9.95	44.22	254,695	101	0.72	1.28
12/31/2008	9.92	0.16	(3.08)	(2.92)	(0.10)		-	6.90	(29.40)	90,399	97	0.71	1.81
12/03(a) - 12/31/2007	10.00	0.01	(0.08)	(0.07)	(0.01)		-	9.92	(0.74)	15,294	-	0.70	1.46

JNL/S&P Dividend Income & Growth Fund

Class A
12/31/2009	7.04	0.23	1.42	1.65	0.00	(f)	-	8.69	23.47	239,392	84	0.72	3.24
12/31/2008	9.77	0.35	(2.89)	(2.54)	(0.19)		0.00 (f)	7.04	(25.93)	101,329	64	0.71	4.47
12/03(a) - 12/31/2007	10.00	0.02	(0.24)	(0.22)	(0.01)		-	9.77	(2.24)	7,203	-	0.70	2.03

JNL/S&P Intrinsic Value Fund
Class A
12/31/2009	6.21	0.11	3.43	3.54	0.00	(f)	-	9.75	57.04	246,578	151	0.72	1.40
12/31/2008	9.91	0.15	(3.70)	(3.55)	(0.09)		(0.06)	6.21	(35.84)	96,643	98	0.71	1.88
12/03(a) - 12/31/2007	10.00	0.02	(0.10)	(0.08)	(0.01)		-	9.91	(0.81)	18,261	-	0.70	2.06

JNL Series Trust
Financial Highlights

		Increase (Decrease) from							Distributions from									Ratio of Net
	Net Asset	Investment Operations (e)							Net Realized			Supplemental Data					Ratio of	Investment
	Value	Net		Net Realized	Total from		Distributions from		Gains on		Net Asset			Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment		& Unrealized	Investment		Net Investment		Investment		Value, End	Total		End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations		Income		Transactions		of Period	Return (b)		(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/S&P Total Yield Fund
Class A
12/31/2009	$ 6.37	$ 0.10		$ 2.63	$ 2.73		$ 0.00	(f)	$ -		$ 9.10	42.88%		$ 212,981	126%		0.72%	1.28%
12/31/2008	10.07	0.20		(3.79)	(3.59)		(0.11)		0.00	(f)	6.37	(35.67)		103,601	115		0.71	2.38
12/03(a) - 12/31/2007	10.00	0.01		0.06	0.07		0.00	(f)	-		10.07	0.74		9,806	-		0.70	1.26

JNL/S&P 4 Fund (h)
Class A
12/31/2009	6.79	(0.00)	(f)	2.84	2.84		(0.08)		0.00	(f)	9.55	41.85		627,405	12		0.06	(0.03)
12/31/2008	9.93	0.21		(3.35)	(3.14)		0.00	(f)	-		6.79	(31.62)		265,183	15		0.06	2.54
12/03(a) - 12/31/2007	10.00	0.02		(0.09)	(0.07)		-		-		9.93	(0.70)		22,194	-		0.05	2.85

JNL/Select Balanced Fund
Class A
12/31/2009	12.81	0.34		2.19	2.53		(0.33)		-		15.01	19.78		736,864	54	(q)	0.78	2.53
12/31/2008	17.56	0.48		(4.18)	(3.70)		(0.39)		(0.66)		12.81	(20.79)		455,105	60	(q)	0.78	2.98
12/31/2007	17.35	0.48		0.81	1.29		(0.37)		(0.71)		17.56	7.49		526,511	41	(q)	0.78	2.62
12/31/2006	15.75	0.42		1.73	2.15		(0.31)		(0.24)		17.35	13.65		439,868	46	(q)	0.79	2.55
12/31/2005	17.12	0.34		0.58	0.92		(0.38)		(1.91)		15.75	5.30		396,350	42	(q)	0.79	2.22

JNL/Select Money Market Fund
Class A
12/31/2009	1.00	0.00	(f)	-	0.00	(f)	0.00	(f)	-		1.00	0.15	(v)	1,140,511	n/a		0.47 (w)	0.16 (w)
12/31/2008	1.00	0.02		0.00	0.02		(0.02)		-		1.00	2.20	(r)	1,340,054	n/a		0.57	2.08
12/31/2007	1.00	0.05		0.00	0.05		(0.05)		-		1.00	4.76		651,204	n/a		0.58	4.63
12/31/2006	1.00	0.04		0.00	0.04		(0.04)		-		1.00	4.49		269,095	n/a		0.59	4.42
12/31/2005	1.00	0.02		0.00	0.02		(0.02)		-		1.00	2.71		258,452	n/a		0.60	2.66

JNL/Select Value Fund
Class A
12/31/2009	12.60	0.22		2.80	3.02		(0.21)		-		15.41	23.98		762,013	42		0.82	1.64
12/31/2008	19.33	0.32		(6.76)	(6.44)		(0.01)		(0.28)		12.60	(33.35)		484,751	54		0.83	1.97
12/31/2007	19.42	0.29		1.22	1.51		(0.26)		(1.34)		19.33	7.90		538,410	41		0.83	1.39
12/31/2006	16.90	0.25		3.28	3.53		(0.31)		(0.70)		19.42	20.86		481,805	34		0.84	1.37
12/31/2005	16.71	0.17		1.20	1.37		(0.20)		(0.98)		16.90	8.15		277,461	29		0.86	1.41

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/T. Rowe Price Established Growth Fund
Class A
12/31/2009	$ 12.70	$ 0.02	$ 5.50	$ 5.52	$ (0.04)	$ -	$ 18.18	43.49%	$ 916,445	62%		0.91%	0.12%
12/31/2008	22.49	0.06	(9.69)	(9.63)	(0.02)	(0.14)	12.70	(42.85)	581,447	54		0.90	0.30
12/31/2007	21.84	0.09	2.16	2.25	(0.08)	(1.52)	22.49	10.12	1,043,708	56		0.88	0.40
12/31/2006	19.44	0.09	2.57	2.66	(0.09)	(0.17)	21.84	13.70	750,771	46		0.90	0.46
12/31/2005	18.36	0.04	1.08	1.12	(0.04)	-	19.44	6.09	732,553	41		0.91	0.24

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
12/31/2009	16.20	(0.05)	7.65	7.60	-	(0.01) (x)	23.79	46.93	820,894	32		1.02	(0.26)
12/31/2008	30.37	(0.04)	(12.33)	(12.37)	-	(1.80)	16.20	(40.68)	425,184	37		1.02	(0.14)
12/31/2007	29.05	(0.01)	4.97	4.96	0.00 (f)	(3.64)	30.37	17.26	697,484	45		1.02	(0.04)
12/31/2006	29.64	0.05	1.96	2.01	(0.05)	(2.55)	29.05	6.76	625,869	37		1.02	0.16
12/31/2005	27.87	(0.07)	4.01	3.94	-	(2.17)	29.64	14.10	623,382	30		1.02	(0.32)

JNL/T. Rowe Price Short-Term Bond Fund

Class A
12/31/2009	9.36	0.25	0.47	0.72	(0.28)	(0.09)	9.71	7.64	484,832	102		0.74	2.56
12/31/2008	10.49	0.40	(1.04)	(0.64)	(0.45)	(0.04)	9.36	(5.97)	295,409	134		0.74	3.86
12/31/2007	10.31	0.49	0.01	0.50	(0.32)	-	10.49	4.82	311,237	73	(l)	0.75	4.62
05/01(a)-12/31/2006	10.00	0.31	0.00	0.31	-	-	10.31	3.10	327,071	109	(l)	0.74	4.52

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/T. Rowe Price Value Fund
Class A
12/31/2009	$ 6.98	$ 0.15	$ 2.44	$ 2.59	$ (0.13)	$ -	$ 9.44	37.09%	$ 727,672	21%	0.96%	1.89%
12/31/2008	14.65	0.20	(6.20)	(6.00)	(0.24)	(1.43)	6.98	(40.47)	412,536	29	0.96	1.65
12/31/2007	15.62	0.26	(0.14)	0.12	(0.20)	(0.89)	14.65	0.85	707,468	33	0.95	1.59
12/31/2006	13.93	0.22	2.57	2.79	(0.13)	(0.97)	15.62	20.11	681,711	26	0.96	1.48
12/31/2005	13.64	0.13	0.70	0.83	(0.11)	(0.43)	13.93	6.07	544,901	29	0.97	1.08

(a)	Commencement of operations.
(b)
Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)	Annualized for periods less than one year.
(d)	Portfolio turnover excludes dollar roll transactions.
(e)	Calculated using the average shares method for periods ended after December 31, 2005.
(f)	Amount represents less than $0.005.
(g)
Includes dividend expense and borrowing fees on securities sold short for JNL/Credit Suisse Long/Short Fund of 0.37%, 0.40% and 1.06% for Class A and B shares for the periods ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

(h)	Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.
(i)	Portfolio turnover including dollar roll transactions for JNL/Franklin Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.
(j)
Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.05%, 0.01% and 0.01% for Class A and B shares for the periods ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

(k)
Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was  453%, 570%, 332%, and 484%  in  2005, 2006, 2007, and 2009, respectively.  The Fund had no dollar roll transactions for year ended December 31, 2008.

(l)
Portfolio turnover including dollar roll transactions for JNL/T. Rowe Price Short-Term Bond Fund was 118% and 78% for 2006 and 2007, respectively.  The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(m)
Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 487%, 524%, and 217% in 2005, 2006, and 2007, respectively.  The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(n)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 79% , 52%, 52% and 90% in 2006, 2007, 2008 and 2009, respectively.
(o)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.
(p)
Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return Bond Fund was 409%, 271%,  and 402%  in 2005, 2006, and 2007, respectively.  The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(q)	Portfolio turnover including dollar roll transactions for JNL/Select Balanced Fund was 142%, 64%, 76%, 76% and 81% in 2005, 2006, 2007, 2008 and 2009, respectively.
(r)
For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/Select Money Market Fund.  The return for Class A and Class B shares without the contribution was 2.00% and 2.18%, respectively.

(s)	Distribution amount includes a return of capital distribution which was less than $0.005 per share.
(t)	Total return for the JNL/AIM International Growth Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.
(u)
Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

(v)	Total return for the JNL/Select Money Market Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.
(w)	For the JNL/Select Money Market Fund, the ratio of expense to average net assets for Class A and Class B shares without expense waiver was 0.57% and 0.37% , respectively, and the ratio of net investment income to average net assets for Class A and Class B shares without the waiver was 0.06% and 0.24%, respectively.
(x)	Distribution amount includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively.

APPENDIX A

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PROSPECTUS

May 1, 2010

JNL SERIES TRUST

You can find more information about the Trust in:

•
The Trust’s Statement of Additional Information (“SAI”) dated May 1, 2010, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions.  The current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

•
The Trust’s Annual and Semi-Annual Reports to shareholders, which shows the Fund’s actual investments and includes financial statements as of the close of the particular annual or semi-annual period.  The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Series Trust Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC’s Public Reference Room in Washington, D.C.  Reports and other information about the Trust also are available on the EDGAR database on the SEC’s Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549.  You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.

The Trust’s SEC file number is:  811-8894

PROSPECTUS
Class B Shares
May 1, 2010
JNL® SERIES TRUST
Business Address:  1 Corporate Way • Lansing, Michigan 48951
Mailing Address:  225 W. Wacker Drive, Suite 1100 • Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (“Trust”).

The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares of the Trust may also be sold directly to qualified and non-qualified retirement plans.  The Trust currently offers shares in the following separate Funds (“Fund” or “Funds”), each with its own investment objective.

JNL/American Funds® Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit Suisse Global Natural Resources Fund)
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund (formerly, JNL/Capital Guardian International Small Cap Fund)
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
JNL/T. Rowe Price Value Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund

Certain Funds utilize a master-feeder structure.

Each Fund offers two classes of shares, Class A and Class B.  Class B shares are described in this Prospectus.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Trust’s securities, or determined whether this Prospectus is accurate or complete.  It is a criminal offense to state otherwise.

  Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “S&P 500® Index,” “Standard & Poor’s 500®,” and “S&P MidCap 400 Index®,” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by Jackson National Life Insurance Company (“Jackson”).  The JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor’s Financial Services LLC (“S&P”) and its affiliates.  S&P is not an investment adviser and S&P and its affiliates make no representation regarding the advisability of investing in the Funds or such other fund or vehicle.  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. For more detailed information about the Trust and the Funds, see the Trust’s Statement of Additional Information (“SAI”), which is incorporated by reference into (which means it legally is a part of) this prospectus.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

_______________

I.	Summary Overview Of Each Fund	1

	Investment Objectives/Goals, Fee Table, Portfolio Turnover, Principal Investment Strategies & Risks and Performance, and Management

	JNL/American Funds Blue Chip Income and Growth Fund	1
	JNL/American Funds Global Bond Fund	4
	JNL/American Funds Global Small Capitalization Fund	7
	JNL/American Funds Growth-Income Fund	10
	JNL/American Funds International Fund	13
	JNL/American Funds New World Fund	16
	JNL/AIM Global Real Estate Fund	19
	JNL/AIM International Growth Fund	21
	JNL/AIM Large Cap Growth Fund	23
	JNL/AIM Small Cap Growth Fund	25
	JNL/Capital Guardian Global Balanced Fund	27
	JNL/Capital Guardian Global Diversified Research Fund	30
	JNL/Capital Guardian U.S. Growth Equity Fund	32
	JNL/Credit Suisse Commodity Securities Fund	34
	JNL/Credit Suisse Long/Short Fund	37
	JNL/Eagle Core Equity Fund	39
	JNL/Eagle SmallCap Equity Fund	41
	JNL/Franklin Templeton Global Growth Fund	43
	JNL/Franklin Templeton Income Fund	45
	JNL/Franklin Templeton International Small Cap Growth Fund	47
	JNL/Franklin Templeton Mutual Shares Fund	49
	JNL/Franklin Templeton Small Cap Value Fund	51
	JNL/Goldman Sachs Core Plus Bond Fund	53
	JNL/Goldman Sachs Emerging Markets Fund	55
	JNL/Goldman Sachs Mid Cap Value Fund	57
	JNL/Ivy Asset Strategy Fund	59
	JNL/JPMorgan International Value Fund	61
	JNL/JPMorgan MidCap Growth Fund	63
	JNL/JPMorgan U.S. Government & Quality Bond Fund	65
	JNL/Lazard Emerging Markets Fund	67
	JNL/Lazard Mid Cap Equity Fund	69
	JNL/M&G Global Basics Fund	71
	JNL/M&G Global Leaders Fund	73
	JNL/Mellon Capital Management European 30 Fund	75
	JNL/Mellon Capital Management Pacific Rim 30 Fund	77
	JNL/Mellon Capital Management S&P 500 Index Fund	79
	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	81
	JNL/Mellon Capital Management Small Cap Index Fund	83
	JNL/Mellon Capital Management International Index Fund	85
	JNL/Mellon Capital Management Bond Index Fund	87
	JNL/Mellon Capital Management Global Alpha Fund	89
	JNL/Oppenheimer Global Growth Fund	91
	JNL/PAM Asia ex-Japan Fund	93
	JNL/PAM China-India Fund	95
	JNL/PIMCO Real Return Fund	97
	JNL/PIMCO Total Return Bond Fund	100
	JNL/PPM America High Yield Bond Fund	103
	JNL/PPM America Mid Cap Value Fund	105
	JNL/PPM America Small Cap Value Fund	107
	JNL/PPM America Value Equity Fund	109
	JNL/Red Rocks Listed Private Equity Fund	111
	JNL/Select Balanced Fund	113
	JNL/Select Money Market Fund	115
	JNL/Select Value Fund	117
	JNL/T. Rowe Price Established Growth Fund	119
	JNL/T. Rowe Price Mid-Cap Growth Fund	121
	JNL/T. Rowe Price Short-Term Bond Fund	123
	JNL/T. Rowe Price Value Fund	125
	JNL/S&P Competitive Advantage Fund	127
	JNL/S&P Dividend Income & Growth Fund	129
	JNL/S&P Intrinsic Value Fund	131
	JNL/S&P Total Yield Fund	133

II.	Information About Purchasing the Funds	135

	Purchase and Sale of Shares, Tax Information, and Payments to Financial Intermediaries

III.	Additional Information About Each Fund	136

	Investment Objectives, Principal Investment Strategies, Related Risks, and Management

	JNL/American Funds Blue Chip Income and Growth Fund	136
	JNL/American Funds Global Bond Fund	140
	JNL/American Funds Global Small Capitalization Fund	144
	JNL/American Funds Growth-Income Fund	148
	JNL/American Funds International Fund	152
	JNL/American Funds New World Fund	156
	JNL/AIM Global Real Estate Fund	161
	JNL/AIM International Growth Fund	164
	JNL/AIM Large Cap Growth Fund	166
	JNL/AIM Small Cap Growth Fund	168
	JNL/Capital Guardian Global Balanced Fund	170
	JNL/Capital Guardian Global Diversified Research Fund	174
	JNL/Capital Guardian U.S. Growth Equity Fund	176
	JNL/Credit Suisse Commodity Securities Fund	178
	JNL/Credit Suisse Long/Short Fund	181
	JNL/Eagle Core Equity Fund	184
	JNL/Eagle SmallCap Equity Fund	186
	JNL/Franklin Templeton Global Growth Fund	188
	JNL/Franklin Templeton Income Fund	191
	JNL/Franklin Templeton International Small Cap Growth Fund	193
	JNL/Franklin Templeton Mutual Shares Fund	195
	JNL/Franklin Templeton Small Cap Value Fund	198
	JNL/Goldman Sachs Core Plus Bond Fund	200
	JNL/Goldman Sachs Emerging Markets Fund	202
	JNL/Goldman Sachs Mid Cap Value Fund	205
	JNL/Ivy Asset Strategy Fund	208
	JNL/JPMorgan International Value Fund	212
	JNL/JPMorgan MidCap Growth Fund	214
	JNL/JPMorgan U.S. Government & Quality Bond Fund	216
	JNL/Lazard Emerging Markets Fund	218
	JNL/Lazard Mid Cap Equity Fund	220
	JNL/M&G Global Basics Fund	222
	JNL/M&G Global Leaders Fund	224
	JNL/Mellon Capital Management European 30 Fund	226
	JNL/Mellon Capital Management Pacific Rim 30 Fund	229
	JNL/Mellon Capital Management S&P 500 Index Fund	232
	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	234
	JNL/Mellon Capital Management Small Cap Index Fund	236
	JNL/Mellon Capital Management International Index Fund	238
	JNL/Mellon Capital Management Bond Index Fund	240
	JNL/Mellon Capital Management Global Alpha Fund	242
	JNL/Oppenheimer Global Growth Fund	245
	JNL/PAM Asia ex-Japan Fund	247
	JNL/PAM China-India Fund	249
	JNL/PIMCO Real Return Fund	251
	JNL/PIMCO Total Return Bond Fund	254
	JNL/PPM America High Yield Bond Fund	256
	JNL/PPM America Mid Cap Value Fund	259
	JNL/PPM America Small Cap Value Fund	261
	JNL/PPM America Value Equity Fund	263
	JNL/Red Rocks Listed Private Equity Fund	265
	JNL/Select Balanced Fund	267
	JNL/Select Money Market Fund	269
	JNL/Select Value Fund	271
	JNL/T. Rowe Price Established Growth Fund	273
	JNL/T. Rowe Price Mid-Cap Growth Fund	275
	JNL/T. Rowe Price Short-Term Bond Fund	277
	JNL/T. Rowe Price Value Fund	279
	JNL/S&P Competitive Advantage Fund	281
	JNL/S&P Dividend Income & Growth Fund	284
	JNL/S&P Intrinsic Value Fund	287
	JNL/S&P Total Yield Fund	290

IV.	Description of Master/Feeder Structure for Certain Funds of the Trust	293

V.	More About the Funds	294

VI.	Glossary of Risks	298

VII.	Management of the Trust	305

Management Of The Trust; Investment Adviser; Management Fee; Sub-Advisory Arrangements; Administrative Fee, Classes Of Shares; Distribution Plan; The Distributor; Investment In Trust Shares; “Market Timing” Policy; Disclosure Of Portfolio Securities; Share Redemption; and Tax Status.

VIII.	Financial Highlights	315

	The Financial Highlights Tables Will Help You Understand A Fund’s Financial Performance For The Past Five Years, Or For The Life Of The Fund, If Shorter.

IX.	Appendix A	A-1

(This page intentionally left blank.)

Summary Overview Of Each Fund
Summary Prospectus May 1, 2010

JNL/American Funds Blue Chip Income and Growth Fund
Class B

The shares of the JNL/American Funds Blue Chip Income and Growth Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds Blue Chip Income and Growth Fund seeks both income and capital appreciation through exclusive investment in the shares of the Blue Chip Income and Growth Fund (“Master Blue Chip Income and Growth Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management/Administrative Fee	1.28%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	0.02%
Total Annual Fund Operating Expenses	1.30%
Less waiver/reimbursement2	0.45%
Total Annual Net Expenses	0.85%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.45%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Feeder Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years
$87	$368

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master Blue Chip Income and Growth Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 -12/31/2009	22%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund is designed for investors seeking both income and capital appreciation.

The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above.

The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.

The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Feeder Fund’s shares will change, and you could lose money by investing in the Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Income risk – Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Blue Chip Income and Growth Fund Annual Total Returns as of December 31

-22.93%	31.24%	9.94%	7.57%	17.73%	2.25%	-36.30%	28.18%
2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 17.18%; Worst Quarter (ended 12/31/2008): -21.19%

Master Blue Chip Income and Growth Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	Life of Fund (July 5, 2001)
Class 1	28.18%	1.12%	1.28%
S&P 500 Index	26.46%	0.42%	0.87%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 137 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management CompanySM (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
James K. Dunton	2001	Senior Vice President, Capital Research Global InvestorsSM (“CRGI”)
C. Ross Sappenfield	2001	Senior Vice President, CRGI
Christopher D. Buchbinder	2007	Senior Vice President, CRGI
James B. Lovelace	2007	Senior Vice President, CRGI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/American Funds Global Bond Fund
Class B

The shares of the JNL/American Funds Global Bond Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds Global Bond Fund seeks a high level of total return through exclusive investment in the shares of the Global Bond Fund (“Master Global Bond Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management/Administrative Fee	1.41%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	0.04%
Total Annual Fund Operating Expenses	1.45%
Less waiver/reimbursement2	0.55%
Total Annual Net Expenses	0.90%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.55%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years
$92	$405

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master Global Bond Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	86%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Global Bond Fund.

The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world.

The Master Fund seeks to provide you, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in bonds.  The Master Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars.  The Master Fund may invest substantially in securities of issuers domiciled outside the U.S., including issuers domiciled in developing countries.  Normally, the Master Fund’s debt obligations will consist substantially of investment-grade bond (rated Baa3 or better or BBB- or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser).. The Master Fund may also invest in lower quality, higher yielding debt securities.  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the Master Fund intends to limit its investments in the securities of any single issuer.

An investment in the Master Fund is subject to risks, including the possibility that the value of the Master Fund’s portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Feeder Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
High-yield bonds, lower-rated bond, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Global Bond Fund Annual Total Returns as of December 31

9.54%	3.60%	10.04%
2007	2008	2009

Best Quarter (ended 9/30/2009): 7.22%; Worst Quarter (ended 9/30/2008): -4.19%

Master Global Bond Fund Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 4, 2006
Class 1	10.04%	7.92%
Barclays Capital Global Aggregate Index	6.93%	7.10%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 141 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark H. Dalzell	2006	Senior Vice President, CRMC
Thomas H. Hogh	2006	Senior Vice President, CRMC
James R. Mulally	2008	Senior Vice President, CRMC

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/American Funds Global Small Capitalization Fund
Class B

The shares of the JNL/American Funds Global Small Capitalization Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds Global Small Capitalization Fund seeks growth of capital over time through exclusive investment in the shares of the Global Small Capitalization Fund (“Master Global Small Capitalization Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management/Administrative Fee	1.62%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	0.05%
Total Annual Fund Operating Expenses	1.67%
Less waiver/reimbursement2	0.60%
Total Annual Net Expenses	1.07%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.60%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Feeder Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years
$109	$468

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master Global Small Capitalization Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	55%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Global Small Capitalization Fund.  Normally, the Master Global Small Capitalization Fund invests at least 80% of its net assets in stocks and other equity-type securities of smaller companies located around the world.  The Master Global Small Capitalization Fund currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less.

The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks.  Investors in the Master Global Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Feeder Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Global Small Capitalization Fund Annual Total Returns as of December 31

-16.33%	-12.63%	-18.83%	53.92%	21.13%	25.66%	24.35%	21.73%	-53.39%	61.63%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 29.27%; Worst Quarter (ended 12/31/2008): -31.20%

Master Global Small Capitalization Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	10 years
Class 1	61.63%	7.46%	4.72%
S&P Global <$3 Billion Index	50.67%	5.43%	7.36%
MSCI All Country World Small Cap Index	51.30%	5.24%	6.10%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 145 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Gordon Crawford	1998	Senior Vice President, CRGI
Mark E. Denning	1988	Senior Vice President, CRGI
J. Blair Frank	2003	Senior Vice President, CRGI
Harold H. La	2008	Senior Vice President, CRGI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/American Funds Growth-Income Fund
Class B

The shares of the JNL/American Funds Growth-Income Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds Growth-Income Fund seeks capital appreciation and income through exclusive investment in the shares of the Growth-Income Fund (“Master Growth-Income Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management/Administrative Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	0.02%
Total Annual Fund Operating Expenses	1.15%
Less waiver/reimbursement2	0.40%
Total Annual Net Expenses	0.75%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.40%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Feeder Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years
$77	$326

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master Growth-Income Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	24%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Growth-Income Fund.  The Master Growth-Income Fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Normally, the Master Growth-Income Fund invests up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard & Poor’s 500 Composite Index.

The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Feeder Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Income risk – Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Growth-Income Fund Annual Total Returns as of December 31

8.24%	2.78%	-18.15%	32.76%	10.66%	6.08%	15.51%	5.32%	-37.68%	31.54%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 16.97%; Worst Quarter (ended 12/31/2008): -21.91%

Master Growth-Income Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	10 years
Class 1	31.54%	1.13%	3.54%
S&P 500 Index	26.46%	0.42%	-0.95%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 149 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
James K. Dunton	1984	Senior Vice President, CRGI
J. Blair Frank	2006	Senior Vice President, CRGI
Claudia P. Huntington	1994	Senior Vice President, CRGI
Donald D. O’Neal	2005	Senior Vice President, CRGI
C. Ross Sappenfield	1999	Senior Vice President, CRGI
Dylan J. Yolles	2005	Senior Vice President, CRGI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/American Funds International Fund
Class B

The shares of the JNL/American Funds International Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds International Fund seeks capital appreciation through exclusive investment in the shares of the International Fund (“Master International Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management/Administrative Fee	1.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	0.05%
Total Annual Fund Operating Expenses	1.55%
Less waiver/reimbursement2	0.55%
Total Annual Net Expenses	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.55%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years
$102	$436

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master International Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	46%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master International Fund.  The Master International Fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States.  The Master Fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The Master Fund is designed for investors seeking capital appreciation through stocks.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Feeder Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master International Fund Annual Total Returns as of December 31

-21.85%	-19.73%	-14.58%	35.12%	19.66%	21.75%	19.33%	20.30%	-42.01%	43.50%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.52%; Worst Quarter (ended 12/31/2008): -20.81%

Master International Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	10 years
Class 1	43.50%	7.78%	2.34%
MSCI All Country World ex-USA Index	42.14%	6.30%	3.12%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 153 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Sung Lee	2006	Senior Vice President, CRGI
Jesper Lyckeus	2007	Senior Vice President, CRGI
Christopher M. Thomsen	2006	Senior Vice President, CRGI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/American Funds New World Fund
Class B

The shares of the JNL/American Funds New World Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds New World Fund seeks capital appreciation through exclusive investment in the shares of the New World Fund (“Master New World Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management/Administrative Fee	1.97%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	0.06%
Total Annual Fund Operating Expenses	2.03%
Less waiver/reimbursement2	0.80%
Total Annual Net Expenses	1.23%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.80%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years
$125	$559

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master New World Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	25%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master New World Fund.  The Master Fund is designed for investors seeking capital appreciation.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The Master Fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets.  The Master Fund may also invest in debt securities of issuers, including issuers of lower-rated bonds (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser), with exposure to these countries.  Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”  Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.  In determining whether a country is qualified, the Master Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.

In addition, the Master Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds (sometimes referred to as “junk bonds”) and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.  The Master Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Feeder Fund’s shares will change, and you could lose money by investing in the Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master New World Fund Annual Total Returns as of December 31

-12.43%	-3.99%	-5.45%	39.56%	19.07%	21.10%	32.88%	32.53%	-42.20%	49.95%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.00%; Worst Quarter (ended 12/31/2008): -22.22%

Master New World Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	10 years
Class 1	49.95%	13.07%	9.34%
MSCI All Country World Index	35.41%	3.64%	0.89%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 158 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
David C. Barclay	1999	Senior Vice President, CRMC
Carl M. Kawaja	1999	Fixed Income Senior Vice President, CWI
Robert W. Lovelace	1999	Senior Vice President, CWI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/AIM Global Real Estate Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Global Real Estate Fund is high total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.86%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.88%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$90	$281	$488	$1,084

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	65%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets   in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.  These companies include real estate investment trusts (“REITs”) or other real estate operating companies.

Investment in equity and debt securities of companies unrelated to the real estate industry are generally limited to securities that the portfolio managers believe are undervalued and have potential for growth of capital.  The Fund may purchase debt securities including U.S. Treasury and agency bonds and notes.  It may also invest up to 10% in non-investment grade debt securities (commonly known as “junk-bonds”).

The Fund also may engage in short sales of securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Real estate investment risk – An investment in the Fund will be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Short sales risk – Short sales could result in loses greater than the actual cost of the investment. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

36.59%	-14.82%	-35.61%	32.86%
2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 30.89%; Worst Quarter (ended 12/31/08): -35.35%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (May 2, 2005)
JNL/AIM Global Real Estate Fund (Class B)	32.86%	3.36%
FTSE EPRA/NAREIT Developed Real Estate Index	38.26%	2.57%

Portfolio Management
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)
Sub-Sub-Adviser:
Invesco Asset Management Ltd.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Joe Rodriguez, Jr.	2005	Lead Portfolio Manager
Mark Blackburn	2005	Portfolio Manager
James Trowbridge	2005	Portfolio Manager
Ping-Ying Wang	2006	Portfolio Manager
Paul Curbo	2007	Portfolio Manager
James Cowen	2008	Portfolio Manager
Darin Turner	2010	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/AIM International Growth Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM International Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	0.86%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$88	$274	$477	$1,061

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	27%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in a diversified portfolio of reasonably priced, quality international equity securities.  The Fund focuses its investments in marketable equity securities of foreign companies and will normally invest in the securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

At the present time, the Fund’s portfolio managers intend to invest no more than 20% of the Fund’s total assets in companies located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

The Fund may also purchase derivative securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

10.94%	22.97%	9.96%	-40.85%	39.94%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 19.11%; Worst Quarter (ended 9/30/2002): -22.59%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/AIM International Growth Fund (Class B)	39.94%	4.42%	5.61%
MSCI EAFE Growth Index	29.36%	3.65%	4.82%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Clas Olsson	2007	Lead Portfolio Manager
Barrett Sides	2007	Lead Portfolio Manager
Shuxin Cao	2007	Senior Portfolio Manager
Matthew Dennis	2007	Portfolio Manager
Jason Holzer	2007	Senior Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/AIM Large Cap Growth Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.78%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$80	$249	$433	$966

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	57%

Principal Investment Strategies. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies.  The Fund’s investments may include other securities, such as synthetic instruments.  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

The Fund may also invest up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

7.39%	8.07%	16.05%	-37.55%	24.57%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 12.86%; Worst Quarter (ended 12/31/08): -19.35%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/AIM Large Cap Growth Fund (Class B)	24.57%	0.94%	1.88%
Russell 1000 Growth Index	37.21%	1.63%	1.84%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Geoffrey Keeling	2001	Senior Portfolio Manager
Robert Shoss	2001	Senior Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/AIM Small Cap Growth Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.97%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$99	$309	$536	$1,190

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	33%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.  The Fund’s investments may include other securities, such as synthetic and derivative instruments.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

8.73%	14.74%	11.58%	-39.58%	35.00%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 20.03%; Worst Quarter (ended 12/31/08): -27.68%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/AIM Small Cap Growth Fund (Class B)	35.00%	2.57%	2.59%
Russell 2000 Growth Index	34.47%	0.87%	1.76%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Juliet Ellis	2004	Senior Portfolio Manager & Chief Investment Officer
Juan Hartsfield	2004	Portfolio Manager
Clay Manley	2008	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Capital Guardian Global Balanced Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.82%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	78%

Principal Investment Strategies. The Fund seeks to meet its objective through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a blend of 65% equities and 35% fixed-income, but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed-income securities.

The Fund may also invest in debt securities of developing country (emerging market) issuers.

Consistent with the Fund’s objective the Fund may purchase derivative securities from time to time.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Deriviatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The Global Balanced Hybrid Composite is a hypothetical representation of the performance of the Fund’s general investment categories using a weighting of 65% equities and 35% bonds.  The following indexes are used to calculate the composite index: the MSCI All Country World Index, 65% and the Barclays Capital Global Aggregate Bond Index, 35%.

To create a more representative return comparison, 65% of the Fund’s return is benchmarked to the MSCI All Country World Index and the remaining 35% is benchmarked to the Barclays Capital Global Aggregate Bond Index.

Annual Total Returns as of December 31

Class B

10.31%	10.98%	8.24%	-28.22%	22.75%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 13.45%; Worst Quarter (ended 12/31/08): -13.84%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Capital Guardian Global Balanced Fund (Class B)	22.75%	3.15%	3.85%
MSCI All Country World Index	34.63%	3.10%	4.32%
Barclays Capital Global Aggregate Bond Index	6.93%	4.55%	5.34%
Global Balanced Hybrid Composite	24.71%	3.96%	4.99%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark A. Brett	2007	Director and Senior Vice President of Capital International Limited
Michael Cohen	2009	Director and Senior Vice President for Capital International Limited
Mark H. Dalzell	2007	Vice President for Capital International Limited
David I. Fisher	2007	Chairman of the Board
Laurentius Harrer	2007	Senior Vice President
Nancy J. Kyle	2007	Vice Chair of the Board
Robert H. Neithart	2007	Director and Senior Vice President
Wesley K.-S. Phoa	2008	Senior Vice President of Capital International Research
Lionel M. Sauvage	2007	Senior Vice President
Alan J. Wilson	2007	Director and Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Capital Guardian Global Diversified Research Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Diversified Research Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.88%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.90%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$92	$287	$498	$1,108

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	85%

Principal Investment Strategies. The Fund seeks to meet its objective by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

The Fund may also invest in equity securities of developing country emerging market issuers.

Consistent with the Fund’s objective the Fund may purchase derivative securities from time to time.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

2.12%	13.57%	20.87%	-42.39%	38.63%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.40%; Worst Quarter (ended 12/31/08): -24.87%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Capital Guardian Global Diversified Research Fund (Class B)	38.63%	2.28%	2.96%
MSCI All Country World Index	34.63%	3.10%	4.32%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
G. Ernest Nutter	2009	Vice President of Capital International Research, Inc.

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Capital Guardian U.S. Growth Equity Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian U.S. Growth Equity Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	55%

Principal Investment Strategies. The Fund seeks to meet its objective by investing at least 80% of its assets in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S., (including American Depositary Receipts (“ADRs”), and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

4.86%	4.88%	9.94%	-40.81%	35.16%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 17.55%; Worst Quarter (ended 12/31/08): -27.59%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Capital Guardian U.S. Growth Equity Fund (Class B)	35.16%	-0.66%	0.40%
Russell 1000® Growth Index	37.21%	1.63%	1.85%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Todd S. James	2007	Director and Senior Vice President
Eric H. Stern	2007	Director and Senior Vice President
Alan J. Wilson	2007	Director and Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit Suisse Global Natural Resources Fund)
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Credit Suisse Commodity Securties Fund is long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	0.85%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$87	$271	$471	$1,049

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	108%

Principal Investment Strategies. The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.  The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities.  To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals.  To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities.  These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options.  The Fund may hold a portion of its portfolio in fixed-income securities.  The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio.  One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the “Natural Resources Portfolio.”  The other portfolio will focus on investments in commodity instruments; the “Commodities Portfolio.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Returns shown for the period prior to June 15, 2009 reflect the results achieved by the Fund’s previous investment strategy.

The S&P 500 Index is the Standard & Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

Effective May 7, 2009, UBS AG acquired the Dow Jones-AIG Commodity (Total Return) Index and renamed it Dow Jones-UBS Commodity Index.  The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (“LME”).

The MSCI World Composite Index is an index of indices with similar objectives as the Natural Resources Portfolio’s general investment categories. The following indexes are used to calculate the composite index: the MSCI Metals & Mining Index, 50%, MSCI Oil & Gas Index, 25%, MSCI Paper & Forest Index, 15%, and the MSCI Chemicals Index, 10%.

MSCI Metals & Mining Index is a global industry index for the metals and mining industry.

MSCI Oil & Gas Index is a global industry index for the oil and gas industry.

MSCI Paper & Forest Index is a global industry index for the paper and forest industry.

MSCI Chemicals Index is a global industry index for the chemicals industry.

Effective October 5, 2009, for consistency with the Fund’s strategy change, the Fund replaced the S&P 500 Index with the Dow Jones-UBS Commodity Index as its benchmark.

Annual Total Returns as of December 31

Class B

-51.18%	50.34%
2008	2009

Best Quarter (ended 6/30/2009): 21.15%; Worst Quarter (ended 9/30/2008): -35.58%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (January 16, 2007)
JNL/Credit Suisse Commodity Securities Fund (Class B)	50.34%	0.75%
S&P 500 Index	26.46%	-6.03%
Dow Jones-UBS Commodity Index	18.91%	-2.31%
MSCI World Composite Index	52.10%	1.06%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Credit Suisse Asset Management, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Jordan Low, CFA	2009	Director
Christopher Burton, CFA	2009	Director
Andrew B. Karsh	2009	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Credit Suisse Long/Short Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Credit Suisse Long/Short Fund is total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	0.39%
Acquired Fund Fees and Expenses**	0.01%
Total Annual Fund Operating Expenses	1.35%

* Other expenses are based on amounts incurred during the period ended December 31, 2009. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period were 0.29% and 0.08%, respectively.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
** Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$137	$428	$739	$1,624

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	909%

Principal Investment Strategies. The Fund’s principal investment strategy is to employ a proprietary, quantitative multi-factor model to select an equity portfolio with long-run average total returns greater than the benchmark Standard & Poor’s (“S&P”) 500 Index and with investment risk similar to the S&P 500 Index.  The investment strategy is quantitative in nature; the portfolio managers’ discretion is used to determine the selection and importance of factors in the multi-factor stock selection model.  The Fund’s active quantitative equity management strategy allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.  The strategy employed by this Fund is a natural expansion of enhanced indexing and long/short strategies, referred to as the U.S. Equity – Short Extension Strategy.  This strategy offers the portfolio management team increased flexibility to express their views on certain equities while maintaining—to a large degree—the S&P 500 Index’s risk factors, such as sector and industry exposures.

The Sub-Adviser generally employs complementary long and short stock positions around within the framework of full market exposure to the S&P 500 Index.  Long positions are typically held at up to 140% of the underlying stock portfolio, and the standards short limitation is relaxed to allow short positions of up to 40% of the underlying stock portfolio. The portfolio, including the net short positions, therefore, maintains an expected beta of one (1.0) in relation to the S&P 500 Index while seeking to achieve better performance through this technique, in the long-run, than the S&P 500 Index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Short sales risk – Short sales could result in loses greater than the actual cost of the investment. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•	Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, there is direct exposure to its risks.
•
Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

-37.51%	25.07%
2008	2009

Best Quarter (ended 6/30/2009): 16.57%; Worst Quarter (ended 12/31/08): -21.48%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (January 16, 2007)
JNL/Credit Suisse Long/Short Fund (Class B)	25.07%	-5.37%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Credit Suisse Asset Management, LLC

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Jordan Low, CFA	2007	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Eagle Core Equity Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Eagle Core Equity Fund is long-term growth through capital appreciation, and secondarily, current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.03%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	36%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $5 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate and long-term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

3.56%	12.53%	0.84%	-38.93%	34.26%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 20.82%; Worst Quarter (ended 12/31/08): -24.09%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Eagle Core Equity Fund (Class B)	34.26%	-0.74%	-0.16%
S&P 500 Index	26.46%	0.42%	1.41%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Eagle Asset Management, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard Skeppstrom	2001	Managing Director
John Jordan III	2001	Vice President
Craig Dauer	2001	Vice President
Robert Marshall	2001	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Eagle SmallCap Equity Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.83%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$85	$265	$460	$1,025

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	67%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.
Annual Total Returns as of December 31

Class B

2.71%	20.34%	12.32%	-38.20%	35.76%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 21.33%; Worst Quarter (ended 12/31/08): -28.83%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Eagle SmallCap Equity Fund (Class B)	35.76%	3.10%	4.22%
Russell 2000 Growth Index	34.47%	0.87%	1.76%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Eagle Asset Management, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Bert L. Boksen	1996	Senior Vice President, Managing Director & Portfolio Manager
Eric Mintz	2008	Assistant Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Global Growth Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Global Growth Fund is long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.89%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.91%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$93	$290	$504	$1,120

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	5%

Principal Investment Strategies. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

Depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Fund may use derivative strategies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

-40.50%	31.21%
2008	2009

Best Quarter (ended 6/30/2009): 19.89%; Worst Quarter (ended 12/31/08): -21.22%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (January 16, 2007)
JNL/Franklin Templeton Global Growth Fund (Class B)	31.21%	-7.78%
MSCI World Index	29.99%	-5.86%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Templeton Global Advisors Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Cindy L. Sweeting, CFA	2007	President
Tucker Scott, CFA	2007	Executive Vice President
Lisa F. Myers, CFA	2007	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Income Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Income Fund is to maximize income while maintaining prospects for capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	0.82%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	39%

Principal Investment Strategies. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.  In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, healthcare and telecommunications.

The Fund may invest up to 25% of its assets in foreign securities, either directly or through depositary receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”).  As of September 30, 2009, approximately 55.2% of the Fund’s net assets were invested in lower-rated and comparable quality unrated debt securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

1.96%	-29.51%	33.07%
2007	2008	2009

Best Quarter (ended 6/30/2009): 17.13%; Worst Quarter (ended 9/30/2008): -16.64%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (May 1, 2006)
JNL/Franklin Templeton Income Fund (Class B)	33.07%	1.39%
S&P 500 Index	26.46%	-2.20%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.45%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisers, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward D. Perks, CFA	2006	Vice President
Charles B. Johnson	2006	Chairman of the Board

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton International Small Cap Growth Fund
(formerly, JNL/Capital Guardian International Small Cap Fund)
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton International Small Cap Growth Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	1.15%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$117	$365	$633	$1,398

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	46%

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion.

Smaller international companies are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding (i) $5 billion or the equivalent in local currencies, or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) EAFE Small Cap Index, whichever is greater, at the time of purchase.  The MSCI EAFE Small Cap Index is designed to measure the equity market small cap segment performance in the global developed markets, excluding the U.S. and Canada.

The Fund considers international companies to be those organized under the laws of a country outside of the United States or having a principal office in a country outside of the United States, or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the United States.  The Fund may invest in emerging market countries.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

-53.84%	53.05%
2008	2009

Best Quarter (ended 6/30/2009): 32.33%; Worst Quarter (ended 12/31/08): -26.67%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (December 3, 2007)
JNL/Franklin Templeton International Small Cap Growth Fund (Class B)	53.05%	-15.89%
MSCI EAFE Small Cap Index	46.78%	-12.87%
S&P Developed ex-U.S. (under $2 billion) Index	45.70%	-12.91%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Templeton Institutional, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edwin Lugo CFA	2010	Vice President
David Glazer CFA	2010	Research Analyst

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Mutual Shares Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Mutual Shares Fund is capital appreciation, which may occasionally be short-term, and secondarily, income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.06%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	0.93%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$95	$296	$515	$1,143

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	61%

Principal Investment Strategies. Under normal market conditions, the Fund invests mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion in smaller companies.

The Fund intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Risk arbitrage securities and distressed companies risk – Companies involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers and distressed companies present significant t risks that any restructuring may not be successful and become reduced in value or worthless.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

-37.76%	27.00%
2008	2009

Best Quarter (ended 6/30/2009): 16.88%; Worst Quarter (ended 12/31/08): -21.58%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (January 16, 2007)
JNL/Franklin Templeton Mutual Shares Fund (Class B)	27.00%	-7.55%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Mutual Advisers, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Peter A. Langerman	2007	President and Chief Executive Officer
Deborah A. Turner, CFA	2007	Portfolio Manager
F. David Segal, CFA	2007	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Small Cap Value Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Small Cap Value Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	0.98%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$100	$312	$542	$1,201

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	2%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in investments of small capitalization companies.  The Sub-Adviser deems small capitalization companies are companies with market capitalizations (the market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.

The Fund invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation.  Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities.

In choosing investments that are undervalued, the Fund’s manager focuses on companies that have one or more of the following characteristics:

•	Stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales -- all relative to the market, a company’s industry or a company's earnings history
•	Recent sharp price declines but the potential for good long-term earnings prospects, in the manager’s opinion
•
Valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

The Fund may invest up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

17.93%	-5.89%	-33.06%	33.96%
2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 24.28%; Worst Quarter (ended 12/31/08): -29.20%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (May 2, 2005)
JNL/Franklin Templeton Small Cap Value Fund (Class B)	33.96%	2.04%
Russell 2500TM Value Index	27.68%	2.01%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisory Services, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William J. Lippman	2005	President
Bruce C. Baughman, CPA	2005	Senior Vice President
Margaret McGee	2005	Vice President
Donald G. Taylor	2005	Senior Vice President
Y. Dogan Sahin	2007	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Core Plus Bond Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The primary investment objective of the JNL/Goldman Sachs Core Plus Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.69%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	0.72%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$74	$230	$401	$894

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	430%

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market (including non-investment grade securities), emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.  The Fund may also use derivative strategies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub-Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

2.87%	4.94%	7.18%	-4.94%	14.47%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 5.98%; Worst Quarter (ended 9/30/2009): -2.78%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Goldman Sachs Core Plus Bond Fund (Class B)	14.47%	4.71%	4.94%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.56%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.
Sub-Sub-Adviser:
Goldman Sachs Asset Management International

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael Swell	2007	Managing Director
James B. Clark	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Emerging Markets Debt Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Goldman Sachs Emerging Markets Debt Fund is a high level of total return consisting of income and capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.05%
Total Annual Fund Operating Expenses	0.96%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$98	$306	$531	$1,178

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	94%

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging market risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub-Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

23.38%
2009

Best Quarter (ended 6/30/2009): 12.55%; Worst Quarter (ended 3/31/2009): 0.52%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (October 6, 2008)
JNL/Goldman Sachs Emerging Markets Debt Fund (Class B)	23.38%	15.36%
JPMorgan GBI EM Global Diversified Index	21.98%	18.73%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.
Sub-Sub-Adviser:
Goldman Sachs Asset Management International

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Samuel Finkelstein	2008	Managing Director
Richardo Penfold	2008	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Mid Cap Value Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Goldman Sachs Mid Cap Value Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.83%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.84%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	113%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.

If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

The Fund may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries.

The Fund may also invest in derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•	Investments in initial public offerings of securities (“IPO”s) – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

16.06%	2.97%	-36.03%	33.09%
2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 19.42%; Worst Quarter (ended 12/31/08): -23.87%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (May 2, 2005)
JNL/Goldman Sachs Mid Cap Value Fund (Class B)	33.09%	3.23%
Russell Midcap Value Index	34.21%	2.39%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Dolores Bamford	2005	Managing Director
Andrew Braun	2005	Managing Director
Scott Carroll	2005	Managing Director
Sean Gallagher	2005	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Ivy Asset Strategy Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	1.09%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$111	$347	$601	$1,329

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	16%

Principal Investment Strategies. The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

The Fund may invest up to 100% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Ivy Investment Management Company (“IICO”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael L. Avery	2009	Chief Investment Officer & Executive Vice President
Ryan F. Caldwell	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/JPMorgan International Value Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.84%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	92%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.  In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear overvalued.

The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

18.90%	32.27%	12.23%	-44.44%	30.60%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 25.20%; Worst Quarter (ended 12/31/08): -21.41%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/JPMorgan International Value Fund (Class B)	30.60%	5.08%	6.85%
MSCI EAFE Value Index	34.23%	3.36%	5.87%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Jeroen Huysinga	1998	Managing Director
Gerd Woort-Menker	1998	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/JPMorgan MidCap Growth Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan MidCap Growth Fund is to seek capital growth over the long-term.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.82%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	82%

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase.

The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may also invest up to 20% of its total assets in all types of foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment style growth risk – Growth stock prices frequently already reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

6.34%	12.31%	8.13%	-44.31%	43.25%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 17.02%; Worst Quarter (ended 12/31/08): -27.82%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/JPMorgan MidCap Growth Fund (Class B)	43.25%	0.60%	2.55%
Russell Midcap Growth Index	46.29%	2.40%	3.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Christopher M.V. Jones	2007	Managing Director
Tim Parton	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan U.S. Government & Quality Bond Fund is to obtain a high level of current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.54%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$55	$173	$302	$677

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	12%

Principal Investment Strategies. The Fund under normal circumstances invests at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments. The Sub-Adviser actively manages the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection.  Mortgage-backed securities selections are determined by reference to mathematical models that reflect certain payment assumptions and estimates of future economic factors.  The Fund may also invest in high-quality corporate debt securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Mortgage-backed and mortgage-related securities risk– Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

2.53%	3.39%	6.64%	6.73%	3.92%
2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2008): 4.66%; Worst Quarter (ended 6/30/2008): -1.28%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class B)	3.92%	4.63%	4.23%
Barclays Capital U.S. Government Bond Index	2.20%	4.87%	4.29%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael Sais	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Lazard Emerging Markets Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Lazard Emerging Markets Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.09%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$111	$347	$601	$1,329

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	49%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries and that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

32.12%	-49.94%	71.96%
2007	2008	2009

Best Quarter (ended 6/30/2009): 34.42%; Worst Quarter (ended 12/31/08): -32.33%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (May 1, 2006)
JNL/Lazard Emerging Markets Fund (Class B)	71.96%	6.30%
MSCI Emerging Markets Index	78.51%	6.81%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Lazard Asset Management LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John R. Reinsberg	2006	Deputy Chairman
James Donald	2006	Portfolio Manager/Analyst
Rohit Chopra	2007	Portfolio Manager/Analyst
Erik McKee	2008	PortfolioManager/Analyst

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Lazard Mid Cap Equity Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Lazard Mid Cap Equity Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.84%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	79%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

8.99%	14.77%	-2.44%	-38.88%	39.19%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 21.79%; Worst Quarter (ended 12/31/08): -27.16%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Lazard Mid Cap Equity Fund (Class B)	39.19%	0.75%	3.12%
Russell MidCap® Index	40.48%	2.43%	4.12%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Lazard Asset Management LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Christopher Blake	1998	Managing Director
Andrew Lacey	1998	Deputy Chairman
Robert A. Failla	2005	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/M&G Global Basics Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/M&G Global Basics Fund is to maximize long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.02%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	43%

Principal Investment Strategies. The Fund seeks to invest in companies operating in basic industries (“primary” and “secondary” industries) as further described below and also in companies that service these industries.  The Fund may also invest in other global equities.

The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

47.19%
2009

Best Quarter (ended 6/30/2009): 24.61%; Worst Quarter (ended 3/31/2009): -8.90%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (October 6, 2008)
JNL/M&G Global Basics Fund (Class B)	47.19%	19.08%
FTSE World Index	34.38%	12.66%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
M&G Investment Management Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Graham French	2008	Global Fund Equity Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/M&G Global Leaders Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/M&G Global Leaders Fund is to maximize long-term total return (the combination of income and growth of capital).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.02%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	39%

Principal Investment Strategies. The Fund seeks to invest in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.

The investment strategy of the Fund is to identify those companies and stocks that represent the best investments from the global universe of companies in all sectors, countries and size ranges.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

37.70%
2009

Best Quarter (ended 6/30/2009): 22.88%; Worst Quarter (ended 3/31/2009): -9.46%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (October 6, 2008)
JNL/M&G Global Leaders Fund (Class B)	37.70%	12.07%
FTSE World Index	34.38%	12.66%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
M&G Investment Management Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Aled Smith	2008	Global Equity Fund Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management European 30 Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management European 30 Fund is to provide capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.59%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$60	$189	$329	$738

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	65%

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date will be on or about January 1of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

41.27%
2009

Best Quarter (ended 6/30/2009): 27.07%; Worst Quarter (ended 3/31/2009): -15.72%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (October 6, 2008)
JNL/Mellon Capital Management European 30 Fund (Class B)	41.27%	17.39%
MSCI Europe Index	35.83%	12.44%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2008	Managing Director
Richard A. Brown	2008	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Pacific Rim 30 Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Pacific Rim 30 Fund is to provide capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.59%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$60	$189	$329	$738

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	47%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The next Stock Selection Date will be on or about January 1of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

24.49%
2009

Best Quarter (ended 6/30/2009): 26.39%; Worst Quarter (ended 3/31/2009): -13.54%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (October 6, 2008)
JNL/Mellon Capital Management Pacific Rim 30 Fund (Class B)	24.49%	15.52%
MSCI Pacific Index	24.18%	10.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2008	Managing Director
Richard A. Brown	2008	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management S&P 500 Index Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500® Index.  The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.41%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$42	$132	$230	$518

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	4%

Principal Investment Strategies. The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the S&P 500 Index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals and other receivables.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

4.54%	15.29%	5.14%	-37.57%	26.26%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 16.01%; Worst Quarter (ended 12/31/08): -22.46%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management S&P 500 Index Fund (Class B)	26.26%	-0.03%	0.97%
S&P 500 Index	26.46%	0.42%	1.41%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P MidCap 400 Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.41%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$42	$132	$230	$518

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	14%

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P MidCap 400 Index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index.  The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P MidCap 400 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share prices of the securities owned.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals and other receivables.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

12.14%	9.91%	7.69%	-37.51%	38.34%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 20.20%; Worst Quarter (ended 12/31/08): -26.84%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class B)	38.34%	2.79%	3.82%
S&P MidCap 400 Index	37.38%	3.27%	4.29%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Small Cap Index Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000® Index1.  The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.42%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$43	$135	$235	$530

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	17%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities.

To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

4.38%	17.66%	-1.84%	-34.83%	27.68%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 21.08%; Worst Quarter (ended 12/31/08): -27.27%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management Small Cap Index Fund (Class B)	27.68%	0.06%	1.58%
Russell 2000 Index	27.17%	0.51%	2.06%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

1 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management International Index Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East (“EAFE”) Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.44%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.49%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$50	$157	$274	$616

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	2%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals and other receivables, and to facilitate meeting the Fund’s objectives.  For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Index.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

13.46%	25.93%	10.56%	-42.82%	29.57%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 25.21%; Worst Quarter (ended 12/31/08): -20.65%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management International Index Fund (Class B)	29.57%	3.20%	5.05%
MSCI EAFE Index	31.78%	3.54%	5.39%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Bond Index Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.  The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.41%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$42	$132	$230	$518

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	87%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in fixed-income securities that seek to match the performance and characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices.  This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market.  Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts.  Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund’s Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Barclays Capital U.S. Aggregate Bond Index.

The Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

2.04%	3.85%	6.68%	3.98%	5.90%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 3.80%; Worst Quarter (ended 6/30/2008): -1.03%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management Bond Index Fund (Class B)	5.90%	4.48%	4.07%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.56%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
David C. Kwan	2004	Managing Director
Lowell Bennett	2004	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Global Alpha Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.15%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.17%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$119	$372	$644	$1,420

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
9/28/2009 – 12/31/2009	0%

Principal Investment Strategies. The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund’s investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.  The Fund ordinarily invests in at least three countries.

The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund’s portfolio managers to implement investment decisions quickly and cost-effectively.  The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Performance of a Fund will vary from year to year.  The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Helen Potter, CFA	2009	Managing Director
Vassilis Dagioglu	2009	Managing Director
James Stavena	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Oppenheimer Global Growth Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.87%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$89	$278	$482	$1,073

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	21%

Principal Investment Strategies. The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Cyclical opportunities risk – Seeking tactical advantage of changes in the business cycle evidencing growth potential, short-term market movements or changes affecting particular issuers or industries presents the risk that the anticipated changes do not occur, and the value of the stock could fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

13.98%	17.21%	6.56%	-40.69%	39.58%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 22.76%; Worst Quarter (ended 12/31/08): -22.15%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Oppenheimer Global Growth Fund (Class B)	39.58%	3.34%	4.81%
MSCI World Index	29.99%	2.01%	3.34%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
OppenheimerFunds, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Rajeev Bhaman	2004	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/PAM Asia ex-Japan Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PAM Asia ex-Japan Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.08%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$110	$343	$595	$1,317

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	39%

Principal Investment Strategies. The Fund seeks to achieve its objective of long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

The Asia ex-Japan region includes, but is not limited to, the following countries: Korea; Taiwan; Hong Kong; Philippines; Thailand; Malaysia; Singapore; Indonesia; People’s Republic of China; India; Pakistan, and Vietnam.  The Fund may also invest in depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Asia ex-Japan concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Asia ex-Japan countries and to be more volatile than the performance of more geographically diversified funds.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

-49.92%	69.80%
2008	2009

Best Quarter (ended 6/30/2009): 41.65%; Worst Quarter (ended 9/30/2008): -23.85%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (December 3, 2007)
JNL/PAM Asia ex-Japan Fund (Class B)	69.80%	-8.40%
MSCI Asia ex-Japan Index	72.07%	-9.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Prudential Asset Management (Singapore) Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Kannan Venkataramani	2007	Investment Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/PAM China-India Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PAM China-India Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.03%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.14%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$116	$362	$628	$1,386

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	73%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing normally, 80% of its assets  in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The investments of the Fund include, but are not limited to, listed securities in the regulated market, which operates regularly and is recognized, depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The MSCI China-India Composite Index is a hypothetical representation of the performance of the MSCI China Index and MSCI India Index.  The index weightings of MSCI Composite Index are MSCI China India, 50% and MSCI India Index, 50%.

Annual Total Returns as of December 31

Class B

-57.52%	82.55%
2008	2009

Best Quarter (ended 6/30/2009): 45.58%; Worst Quarter (ended 12/31/08): -23.88%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (December 3, 2007)
JNL/PAM China-India Fund (Class B)	82.55%	-11.61%
MSCI China Index	62.29%	-12.27%
MSCI India Index	102.81%	-12.64%
MSCI China-India Composite Index	83.10%	-11.60%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Prudential Asset Management (Singapore) Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
DR Rao	2007	Investment Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/PIMCO Real Return Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PIMCO Real Return Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.61%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	722%

Principal Investment Strategies. The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.  The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.  The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.  The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index.  For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of the inflation-indexed portfolio.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.  The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as futures, options, forward contracts or swap agreements, or in mortgage or asset-backed securities.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

-3.57%	17.76%
2008	2009

Best Quarter (ended 3/31/2008): 5.85%; Worst Quarter (ended 9/30/2008): -4.88%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (January 16, 2007)
JNL/PIMCO Real Return Fund (Class B)	17.76%	8.18%
Barclays Capital U.S. TIPS Index	11.41%	7.00%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mihir Wohar	2007	Executive Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/PIMCO Total Return Bond Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.61%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	177%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

2.52%	3.57%	8.53%	0.57%	15.66%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 6.79%; Worst Quarter (ended 9/30/2008): 3.45%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/PIMCO Total Return Bond Fund (Class B)	15.66%	6.04%	5.60%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.56%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William H. Gross	2004	Managing Director & Chief Investment Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/PPM America High Yield Bond Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	0.62%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$63	$199	$346	$774

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	50%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  For purpose of satisfying the 80% requirement, the Fund may also invest in derivative instruments (such as options, futures contracts or swap agreements, including credit default swaps) that have economic characteristics similar to the fixed income instruments mentioned above.

The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

1.89%	10.72%	-0.79%	-30.65%	46.58%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 19.08%; Worst Quarter (ended 12/31/08): -19.86%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/PPM America High Yield Bond Fund (Class B)	46.58%	2.61%	3.39%
BofA Merrill Lynch High Yield Master II Constrained Index	58.10%	6.39%	6.98%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Anthony Balestrieri	2007	Senior Managing Director
Scott B. Richards	2008	Senior Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/PPM America Mid Cap Value Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America Mid Cap Value Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.87%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$89	$278	$482	$1,073

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	89%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell MidCap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

47.82%
2009

Best Quarter (ended 6/30/2009): 34.21%; Worst Quarter (ended 3/31/2009): -18.72%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (March 31, 2008)
JNL/PPM America Mid Cap Value Fund (Class B)	47.82%	-9.25%
Russell MidCap Value Index	34.21%	-5.58%
Russell MidCap Index	4.48%	-5.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard S. Brody, CFA	2008	Executive Vice President
Samuel A. Yee, CFA	2008	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2008	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/PPM America Small Cap Value Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America Small Cap Value Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$88	$274	$477	$1,061

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	114%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.

If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

34.30%
2009

Best Quarter (ended 6/30/2009): 27.45%; Worst Quarter (ended 3/31/2009): -18.66%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (March 31, 2008)
JNL/PPM America Small Cap Value Fund (Class B)	34.30%	-8.89%
S&P SmallCap 600/Citigroup Value Index	22.85%	4.30%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard S. Brody, CFA	2008	Executive Vice President
Samuel A. Yee, CFA	2008	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2008	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/PPM America Value Equity Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America Value Equity Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.66%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$67	$211	$368	$822

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	63%

Principal Investment Strategies. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.  For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

5.18%	13.21%	-5.36%	-47.07%	44.72%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 28.73%; Worst Quarter (ended 12/31/08): -23.53%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/PPM America Value Equity Fund (Class B)	44.72%	-2.90%	-1.65%
S&P500/Citigroup Value Index	21.18%	-0.81%	0.87%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard S. Brody, CFA	2007	Executive Vice President
Samuel A. Yee, CFA	2007	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2007	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Red Rocks Listed Private Equity Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Red Rocks Listed Private Equity Fund is to seek to maximum total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	1.21%
Total Annual Fund Operating Expenses	2.21%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other investment companies, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$224	$691	$1,185	$2,544

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	34%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicles whose purpose is to invest in privately held companies.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

40.62%
2009

Best Quarter (ended 6/30/2009): 45.73%; Worst Quarter (ended 3/31/2009): -22.67%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (October 6, 2008)
JNL/Red Rocks Listed Private Equity Fund (Class B)	40.62%	-13.49%
S&P Listed Private Equity Index	61.65%	-7.30%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Red Rocks Capital LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Adam Goldman	2008	Co-Founder & Managing Director
Mark Sunderhuse	2008	Co-Founder & Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Select Balanced Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.59%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$60	$189	$329	$738

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	54%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

The Balanced Composite Index is a hypothetical representation of the performance of the Fund’s general investment categories using a weighting of 65% equity and 35% bond.  The following indexes are used to calculate the composite index:  the S&P 500 Index, 65% and the Barclays Capital U.S. Aggregate Bond Index, 35%.

Annual Total Returns as of December 31

Class B

5.52%	13.89%	7.73%	-20.62%	20.08%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 11.56%; Worst Quarter (ended 12/31/08): -11.44%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Select Balanced Fund (Class B)	20.08%	4.30%	4.81%
S&P 500 Index	26.46%	0.42%	1.41%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.56%
Balanced Composite Index	19.42%	2.28%	2.77%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward P. Bousa, CFA	2004	Senior Vice President
Christopher L. Gootkind, CFA	2006	Vice President
John C. Keogh	2004	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Select Money Market Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.37%
Fee Waiver	0.00%
Net Expenses	0.37%

JNAM has contractually agreed to waive fees and reimburse expenses of the Fund through December 31, 2010 to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  For additional information about the waiver and any reimbursement, please turn to “Management of the Trust: Management Fee” on page 305.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$38	$119	$208	$468

Principal Investment Strategies. The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; ii) time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions; iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); iv) obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The Fund may invest more than 25% of its assets in the banking industry.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

The Fund attempts to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

The 7-day yield of Class B on December 31, 2009, was 0.00%.

Annual Total Returns as of December 31

Class B

2.91%	4.70%	4.97%	2.40%	0.21%
2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2006): 1.25%; Worst Quarter (ended 6/30/2009, 9/30/2009, and 12/31/2009): 0.00%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Select Money Market Fund (Class B)	0.21%	3.02%	2.75%
BofA Merrill Lynch Treasury Bill Index (3 month)	0.21%	3.02%	2.79%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/Select Value Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Value Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.63%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$64	$202	$351	$786

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	42%

Principal Investment Strategies. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion).

The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

8.41%	21.05%	8.13%	-33.19%	24.18%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 15.86%; Worst Quarter (ended 12/31/08): -19.14%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Select Value Fund (Class B)	24.18%	3.32%	4.41%
Russell 1000 Value Index	19.69%	-0.25%	1.50%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen H. Grimes, CFA	2004	Senior Vice President
Ian R. Link, CFA	2008	Vice President
W. Michael Reckmeyer, III, CFA	2008	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Established Growth Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.71%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$73	$227	$395	$883

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	62%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in common stocks.   The Fund concentrates its investments in well-established growth companies.  The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives.

The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

6.30%	13.95%	10.31%	-42.75%	43.79%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 15.31%; Worst Quarter (ended 12/31/08): -24.30%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/T. Rowe Price Established Growth Fund (Class B)	43.79%	1.92%	2.64%
Russell 1000 Growth Index	37.21%	1.63%	1.85%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
P. Robert Bartolo	2007	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Mid-Cap Growth Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.82%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	32%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the Sub-Adviser expects to grow at a faster rate than the average company.

The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the Russell MidCap® Growth Index.  The market cap of companies in the Fund’s portfolio and the Russell MidCap® Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range.

In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.  The Fund may also invest up to 25% of its assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

14.32%	6.97%	17.50%	-40.56%	47.22%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 19.42%; Worst Quarter (ended 12/31/08): -26.40%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/T. Rowe Price Mid-Cap Growth Fund (Class B)	47.22%	4.69%	6.10%
Russell MidCap® Growth Index	46.29%	2.40%	3.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Brian W.H. Berghuis, CFA	1995	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.53%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.05%
Total Annual Fund Operating Expenses	0.59%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$60	$189	$329	$738

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	102%

Principal Investment Strategies. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three (3) years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

Within this broad structure, investment decisions reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices and yields of the various securities.  For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund’s program) that would provide higher yields and appreciation potential.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

4.95%	-5.66%	7.74%
2007	2008	2009

Best Quarter (ended 6/30/2009): 3.59%; Worst Quarter (ended 12/31/08): -2.51%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (May 1, 2006)
JNL/T. Rowe Price Short-Term Bond Fund (Class B)	7.74%	2.68%
BofA Merrill Lynch 1-3 Year Treasury Index	0.78%	4.89%
Barclays Capital 1-3 Yr Government/Credit Index	1.41%	5.05%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward A. Wiese	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Value Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued.  Income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.76%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.77%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$79	$246	$428	$954

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	21%

Principal Investment Strategies. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund’s Sub-Adviser regards as undervalued.  Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies.  The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

6.42%	20.30%	1.03%	-40.39%	37.46%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.56%; Worst Quarter (ended 12/31/08): -27.55%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/T. Rowe Price Value Fund (Class B)	37.46%	1.17%	2.65%
Russell 1000 Value Index	19.69%	-0.25%	1.50%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark S. Finn	2009	Vice President
For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/S&P Competitive Advantage Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/S&P Competitive Advantage Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.52%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$53	$167	$291	$653

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	101%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identifying trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS excludes stocks with a S&P Quality Rank of B- or lower; and then,
•	Of the remaining, SPIAS selects the top 50 stocks as ranked by return on invested capital; and then,
•	SPIAS selects the 30 stocks with the lowest price to book multiple.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

-29.59%	44.70%
2008	2009

Best Quarter (ended 9/30/2009): 16.89%; Worst Quarter (ended 12/31/08): -21.70%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (December 3, 2007)
JNL/ S&P Competitive Advantage Fund (Class B)	44.70%	0.58%
S&P 500 Index	26.46%	-10.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia (SPIAS)	2007	Vice President
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/S&P Dividend Income & Growth Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/S&P Dividend Income & Growth Fund is primarily capital appreciation with a secondary focus on current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.52%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$53	$167	$291	$653

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	84%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•
First, from the companies included in the S&P 500 Index, SPIAS selects stocks with an S&P Quality Rank of B+ or better and an S&P Credit Rating of BBB+ or better.  If a total of 30 stocks do not pass the screens in a particular sector, the S&P Credit Rating hurdle will be lowered until a total of 30 stocks qualify; and then

•	SPIAS selects from each of ten economic sectors in the S&P 500 the three stocks with the highest Dividend Yield.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

-25.79%	23.79%
2008	2009

Best Quarter (ended 9/30/2009): 27.30%; Worst Quarter (ended 3/31/2009): -20.63%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (December 3, 2007)
JNL/ S&P Dividend Income & Growth Fund (Class B)	23.79%	-5.06%
S&P 500 Index	26.46%	-10.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia (SPIAS)	2007	Vice President
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/S&P Intrinsic Value Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/S&P Intrinsic Value Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.52%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$53	$167	$291	$653

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	151%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, excluding financial companies, SPIAS selects stocks with a S&P Quality Rank of B or better and a S&P Credit Rating of BB- or better; and then
•	SPIAS selects only those stocks with a positive value of free cash flow; and then
•	SPIAS selects only those stocks with a decreasing amount of shares outstanding; and then
•	SPIAS selects the top 30 stocks as measured by highest free cash flow yield.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

-35.73%	57.84%
2008	2009

Best Quarter (ended 9/30/2009): 34.06%; Worst Quarter (ended 12/31/08): -24.00%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (December 3, 2007)
JNL/ S&P Intrinsic Value Fund (Class B)	57.84%	0.34%
S&P 500 Index	26.46%	-10.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia (SPIAS)	2007	Vice President
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Summary Prospectus May 1, 2010

JNL/S&P Total Yield Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/S&P Total Yield Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.52%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$53	$167	$291	$653

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	126%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS selects stocks with a S&P Quality Rank of B or better; and then
•
SPIAS selects the 30 stocks with the highest S&P Total Yield.  S&P Total Yield is defined by taking the sum of the cash dividend, net cash used for stock repurchases and net cash used to retire debt divided by the company’s market capitalization.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

-35.58%	43.04%
2008	2009

Best Quarter (ended 6/30/2009): 34.29%; Worst Quarter (ended 12/31/08): -28.87%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (December 3, 2007)
JNL/ S&P Total Yield Fund (Class B)	43.04%	-3.49%
S&P 500 Index	26.46%	-10.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia (SPIAS)	2007	Vice President
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 135.

Information About Purchasing the Funds

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson, or through a Jackson fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson, the tax treatment of dividends and distributions will depend on the tax status of Jackson, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additional Information About The Funds

JNL/American Funds Blue Chip Income and Growth Fund
Class B

Investment Objective.  The JNL/American Funds Blue Chip Income and Growth Fund seeks both income and capital appreciation through investment in the Class 1 – Master Blue Chip Income and Growth Fund.

Principal Investment Strategies.  The JNL/American Funds Blue Chip Income and Growth Fund invests primarily in shares of the “Master Fund.”  The Master Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on Standard & Poor’s 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.  The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above.  The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.  The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The Master Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.  The Master Fund is designed for investors seeking both income and capital appreciation.

The prices of and the income generated by securities held by the Master Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local regional or global political, social or economic instability; and currency and interest rate fluctuations.  Income provided by the Master Fund may be affected by changes in the dividend policies of the companies in which the Master Fund invests and the capital resources available for such payments at such companies.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the Master Fund may involve large price swings and potential for loss.  Income provided by the Master Fund may be affected by changes in the dividend policies of companies in which the Master Fund invests and the capital resources available for such payments at such companies.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Blue Chip Income and Growth Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Foreign securities risk
•	Market risk
•	Growth investing risk
•	Income risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.43%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.44%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.40%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.66%; Class B 0.41%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Blue Chip Income and Growth Fund
Management Fee	0.43%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.44%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Funds that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.70% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.45% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Funds is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	James K. Dunton is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 48 years, all with CRMC or its affiliates.

•	C. Ross Sappenfield is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 18 years, all with CRMC or its affiliates.

•	Christopher D. Buchbinder is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 15 years, all with CRMC or its affiliates.

•	James B. Lovelace is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 28 years, all with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds Global Bond Fund
Class B

Investment Objective.  The JNL/American Funds Global Bond Fund seeks a high level of total return through investment in the Class 1 – Master Global Bond Fund.

Principal Investment Strategies.  The JNL/American Funds Global Bond Fund invests primarily in shares of the “Master Fund.”  The Master Fund seeks to provide you, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investment-grade bonds issued by companies based around the world and denominated in various currencies, including U.S. dollars.  The Master Fund may also invest in lower quality, higher yielding debt securities.  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world.  An investment in the Master Fund is subject to risks, including the possibility that the value of the Master Fund’s portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Investments in securities issued by companies based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by companies domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries.  For instance, developing countries may have less developed legal and accounting systems.  The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices.  In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.  Securities markets in these countries are also relatively small and have substantially lower trading volumes.  As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

The values of and the income generated by most debt securities held by the Master Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.  For example, the values of debt securities in the Master Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.  Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.  Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.   In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the Master Fund’s ability to dispose of such securities.

The values of and the income generated by most debt securities held by the Master Fund may also be affected by changes in relative currency values.  If the U.S. dollar appreciates against foreign currencies, the value of the Master Fund’s securities denominated in such currencies would generally depreciate and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the Master Fund intends to limit its investments in the securities of any single issuer to 5%.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Global Bond Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bond, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Non-diversification risk
•	Credit risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Market risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.56%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.59%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.30%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.56%; Class B 0.31%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Global Bond Fund
Management Fee	0.56%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.59%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fumd’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to their investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.70% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.55% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively increasing the advisory fee directly payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	Mark H. Dalzell is a Senior Vice President of Fixed Income, CRMC and has been an investment professional for 32 years in total; 22 years with CRMC or its affiliates.

•	Thomas H. Hogh is a Senior Vice President of Fixed Income, CRMC and has been an investment professional for 23 years in total; 20 years with CRMC or its affiliates.

•	James R. Mulally is a Senior Vice President of Fixed Income, CRMC and has been an investment professional for 34 years in total; 30 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds Global Small Capitalization Fund
Class B

Investment Objective.  The JNL/American Funds Global Small Capitalization Fund seeks growth of capital over time through investment in the Class 1 – Master Global Small Capitalization Fund.

Principal Investment Strategies.  The JNL/American Funds Global Small Capitalization Fund invests primarily in the shares of the “Master Fund.”  The Master Fund seeks to achieve its investment objective by investing at least 80% of its net assets (net assets plus borrowings for investment purposes) in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the Master Global Small Capitalization Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  The Master Global Small Capitalization Fund currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less.  The Adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future.

The Master Fund may also invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.  The Master Fund expects to be invested in numerous counties around the world.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Global Small Capitalization Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	Liquidity risk
•	Market risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.72%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.76%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.30%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.56%; Class B 0.31%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Global Small Capitalization Fund
Management Fee	0.72%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.76%

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement with JNAM is available in the Fund’s Annual Report dated December 31, 2009.

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.75% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.60% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JJNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively increasing the advisory fee directly payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund's portfolio are listed below:

•	Gordon Crawford is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 39 years, all with CRMC or its affiliates.

•	Mark E. Denning is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 28 years, all with CRMC or its affiliates.

•	J. Blair Frank is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 17 years in total; 16 years with CRMC or its affiliates.

•	Harold H. La is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 12 years in total; 11 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds Growth-Income Fund
Class B

Investment Objective.  The JNL/American Funds Growth-Income Fund seeks capital appreciation and income through investment in the Class 1 – Master Growth-Income Fund.

Principal Investment Strategies.  The JNL/American Funds Growth-Income Fund invests primarily in shares of the “Master Fund.”  The Master Growth-Income Fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.  The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the Master Growth-Income Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Growth-Income Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.  Income provided by the Master Growth-Income Fund may be affected by changes in the dividend policies of the companies in which the Master Growth-Income Fund invests and the capital resources available for such payments at such companies.

Normally, the Master Growth-Income Fund invests up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard & Poor’s 500 Composite Index.  Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the Master Fund may involve large price swings and potential for loss.  Income provided by the Master Fund may be affected by changes in the dividend policies of the companies in which the Master Fund invests and the capital resources available for such payments at such companies.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Growth-Income Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Market risk
•	Growth investing risk
•	Income risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Growth investing risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.28%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.29%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.45%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.71%; Class B 0.46%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Growth-Income Fund
Management Fee	0.28%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.29%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure.  Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.70% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.40% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay their investment adviser for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	James K. Dunton is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 48 years, all with CRMC or its affiliates.

•	J. Blair Frank is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 17 years in total; 16 years with CRMC or its affiliates.

•	Claudia P. Huntington is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 37 years in total; 35 years with CRMC or its affiliates.

•	Donald D. O’Neal is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 25 years, all with CRMC or its affiliates.

•	C. Ross Sappenfield is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 18 years, all with CRMC or its affiliates.

•	Dylan J. Yolles is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 13 years in total; 10 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds International Fund
Class B

Investment Objective.  The JNL/American Funds International Fund seeks capital appreciation through investment in the Class 1 – Master International Fund.

Principal Investment Strategies.  The JNL/American Funds International Fund invests primarily in the shares of the “Master Fund.”  The Master Fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States.  The Master Fund is designed for investors seeking capital appreciation through stocks.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the Master Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and commodity fluctuations.  For example, increases in the prices of basic commodities, such as oil or grains, can negatively impact the value of the stocks of certain companies.  The growth-oriented, equity-type securities generally purchased by the Master Fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems.  The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.  Securities markets in these countries are also relatively small and have substantially lower trading volumes.  As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds International Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Currency risk
•	Foreign securities risk
•	Market risk
•	Emerging markets risk
•	Growth investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.45%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.71%; Class B 0.46%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master International Fund
Management Fee	0.50%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.54%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the of the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure.  Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.85% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.55% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	Sung Lee is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 16 years, all with CRMC or its affiliates.

•	Jesper Lyckeus is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 15 years in total; 14 years with CRMC or its affiliates.

•	Christopher M. Thomsen is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 13 years, all with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds New World Fund
Class B

Investment Objective.  The JNL/American Funds New World Fund seeks capital appreciation through investment in the Class 1 – Master New World Fund.

Principal Investment Strategies.  The JNL/American Funds New World Fund invests primarily in shares of the “Master Fund.”  The Master Fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Master Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.   The Master Fund is designed for investors seeking capital appreciation.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The Master Fund may invest in equity securities of any company, regardless of its size or where it is based, if the Master Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.  Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.  In addition, the Master Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.  The Master Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the Master Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.  The Master Fund’s investment adviser will maintain a list of qualified countries and securities in which the Fund may invest.  Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab Emirates and Venezuela.

The prices of securities held by the Master Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.  The growth-oriented, equity-type securities generally purchased by the Master Fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.  Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the Master Fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities.  For example, the values of debt securities in the Master Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.  In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Master Fund having to reinvest the proceeds in lower yielding securities.  Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.  The Master Fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.  For instance, developing countries may have less developed legal and accounting systems.  The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices.  In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.  Securities markets in these countries are also relatively small and have substantially lower trading volumes.  As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds New World Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bond, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Market risk
•	Growth investing risk
•	Small cap investing risk
•	Credit risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.77%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.82%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.40%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.66%; Class B 0.41%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of their investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments.  The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master New World Fund
Management Fee	0.77%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.82%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if a Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 1.05% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.80% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Funds’ investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	David C. Barclay is a Senior Vice President Fixed Income, CRMC and has been an investment professional for 29 years in total; 22 years with CRMC or its affiliates.

•	Carl M. Kawaja is a Senior Vice President of Capital World Investors and has been an investment professional for 22 years in total; 19 years with CRMC or its affiliates.

•	Robert W. Lovelace is a Senior Vice President of Capital World Investors and has been an investment professional for 25 years, all with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/AIM Global Real Estate Fund
Class B

Investment Objective.  The investment objective of the JNL/AIM Global Real Estate Fund is high total return.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts (“REITs”).  A REIT is a real estate company that pools funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.  The principal type of securities purchased by the Fund is common stock, which is a type of equity security. The companies will be located in at least three different countries, including the United States.

The Fund considers a company to be a real estate or real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate.  These companies include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund may engage in short sales of securities.  A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles.  Instead, it borrows that security for delivery when the sale settles.  The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own.  Generally, the Fund may sell a security short to (i) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (ii) to protect a profit in a security that it owns (short sale against the box).  The Fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s total assets.

The Fund may invest in equity and debt securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital.   The Fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the Fund’s portfolio managers to be of comparable quality.

The Fund’s investments in the types of securities described in this Prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this Prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

When constructing the portfolio, the portfolio managers use a fundamental driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives.  The portfolio managers and investment team focus on equity REITs and real estate operating companies.  Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation.  Each potential investment is analyzed using fundamental research and pricing components to identify attractively priced securities that appear to have relatively favorable long-term prospects.  Some of the fundamental factors that are evaluated in screening potential investments for the Fund include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable financing and fixed charge coverage ratios.  The market and company research available to the investment team helps the portfolio managers in their efforts to identify REITs and real estate companies operating in the most attractive markets that represent quality properties, solid management teams with the ability to effectively manage capital structure decisions.  The companies that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess stock valuations relative to one another and relative to the investment teams’ assessment of underlying asset value.  The fundamental research and pricing factors are combined to identify attractively priced securities of companies that appear to have relatively favorable long-term prospects.  The portfolio managers also consider the relative liquidity of each security in the construction of the Fund.  The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Global Real Estate Index (the benchmark index).  The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and/or geographic areas from time to time.  Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas as well as by limiting the size of any one holding.  The Fund uses the benchmark index as a guide to structuring the portfolio, but the Fund is not an index fund.

The portfolio managers will consider selling a security if they conclude (i) its relative valuation falls below desired levels, (ii) its risk /return profile changes significantly, (iii) its fundamentals change, or (iv) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and sub-Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Real estate investment risk
•	Industry concentration risk
•	Foreign securities risk
•	Short sales risk
•	High yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Currency risk
•	Derivatives risk
•	Market risk
•	Leveraging risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Global Real Estate Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA 30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

The sub-Sub-Adviser to the JNL/AIM Global Real Estate Fund is Invesco Asset Management Ltd. (“IAML”), with its principal office at 30 Finsbury Square, London, EC2A 1AG, United Kingdom.  IAML is an affiliate of Invesco.  IAML is compensated by Invesco at no additional expense to the Trust.  Invesco and IAML are collectively referred to herein as “Invesco.”

Day-to-day investment management decisions for the Fund will be made by the Sub-Adviser.  The sub-Sub-Adviser is responsible for choosing certain types of real estate securities for the Fund.  Invesco and its affiliates are indirect, wholly-owned subsidiaries of Invesco, Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  As of December 31, 2009, Invesco, Ltd. managed approximately $423.1 billion in total assets.

The Fund is managed on a team basis.  The individual members of the team, who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Joe Rodriguez, Jr. (Lead Manager), Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.

•	Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1998.
•	James Trowbridge, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1989.
•	Ping-Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.
•	Paul Curbo, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.
•	James Cowen, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 2001.
•	Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2005.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM International Growth Fund
Class B

Investment Objective.  The investment objective of the JNL/AIM International Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified portfolio of reasonably priced, quality international equity securities.  The Fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.  The Fund will normally invest in the securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

At the present time, the Fund’s portfolio managers intend to invest no more than 20% of the Fund’s total assets in companies located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund’s exposure above its total net assets.

The Fund’s investments in the types of securities described in the prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Sub-Adviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques.  The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but for whose prices do not fully reflect these attributes.  Investments for the portfolio are selected “bottom-up” on a stock-by-stock basis.  The focus is on the strengths of individual companies, rather than sector or country trends.  The Sub-Adviser may consider selling a security for several reasons, including (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock prices appears to be overvalued, or (3) a more attractive opportunity is identified.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  In addition to common stocks, the Fund may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities.  Fixed income securities, including preferred stocks and convertible securities, are subject to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer will not make payments of principal or interest when due.  A deterioration in the credit quality of an issuer of fixed income securities will cause the price of those securities to fall. Interest rate risk is the risk that interest rates will rise, causing the prices of fixed income securities, including those owned by the Fund, to fall.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Growth investing risk
•	Market risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/AIM International Growth Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  Invesco Aim Management Group manages or advises investment portfolios which total approximately $423.1 billion in total net assets as of December 31, 2009.  Invesco Aim Management Group is a wholly owned subsidiary of Invesco, Ltd.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•
Clas Olsson (lead manager with respect to the Fund’s investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 1994.

•
Barrett Sides (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1990.

•	Shuxin Cao, Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 1997.
•	Matthew Dennis, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 2000.
•	Jason Holzer, Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invescoand/or affiliates since 1996.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM Large Cap Growth Fund
Class B

Investment Objective.  The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.  In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments.  Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts (“ADRs”).  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization.  The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Fund’s portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000 Index at the time of purchase.  The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings.  The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Large Cap Growth Fund is Invesco Advisers, Inc.  (“Invesco”), located at 1555 Peachtree, N.E, Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.Invesco Aim Management Group advises mutual funds and separate accounts which total approximately $423.1 billion in total net assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•	Geoffrey Keeling, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1995.
•	Robert Shoss, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1995.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM Small Cap Growth Fund
Class B

Investment Objective.  The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.  In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic and derivative instruments.  Synthetic and derivative instruments are investments that have economic characteristics similar to the Fund’s direct investments.  Synthetic and derivative instruments in which the Fund may invest may include warrants, futures, options, exchange-traded funds and American Depositary Receipts (“ADRs”).  Synthetic and derivative instruments may have the effect of leveraging the Fund’s portfolio.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  The Russell 2000 Index is a widely recognized, unmanaged index of common stocks that measures performance of the 2,000 smallest companies in the Russell 3000® Index.  The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments.  The Fund may also invest up to 25% of its total assets in foreign securities.  Any percentage limitations with respect to the assets of the Fund are applied at the time of purchase.

In selecting investments, the Sub-Adviser utilizes a disciplined portfolio construction process that aligns the Fund with the Russell 2000 Growth Index which the Sub-Adviser believes represents the small cap growth asset class.  The security selection process is based on a three-step process that includes fundamental, valuation, and timeliness analysis.  Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management.  The goal is to find high quality, fundamentally sound companies operating in an attractive industry.  Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one-to-two year horizon.  Timeliness analysis is used to help identify the “timeliness” of a purchase.  In this step, relative price strength, trading volume, characteristics, and trend analysis are reviewed for signs of deterioration.  If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.  The Sub-Adviser considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Investment growth style risk
•	Liquidity risk
•	Interest rate risk
•	Small cap investing risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Small Cap Growth Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  Invesco Aim Management Group advises mutual funds and separate accounts which total approximately $423.1 billion in total net assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team are:

•
Juliet Ellis (lead manager), Senior Portfolio Manager and Chief Investment Officer of Invesco’s Domestic Growth Investment Management Unit, has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.  From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.

•
Juan Hartsfield, Portfolio Manager, has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.  From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management.  From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

•
Clay Manley, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated with Invesco and/or its affiliates since 2001.  From 2002 to February 2008, he was a senior equity analyst on Invesco’s small-cap team.  Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University.  Mr. Manley is a CFA Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian Global Balanced Fund
Class B

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

Principal Investment Strategies.  The Fund’s investment objective is to seek the balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a blend of 65% equities and 35% fixed-income, but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed-income securities.

Equity portion of the Fund
The investment objective of the equity portion of the Fund is to seek long-term growth of capital and income by investing in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $750 million at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Fixed-income portion of the Fund
The investment objective of the fixed-income portion of the Fund is to seek as high a total return, measured in U.S. dollars, as is consistent with conservation of capital, by investing principally in marketable fixed-income securities, denominated in currencies from around the world, as follows:

The bond portion of the Fund will be invested in one or a combination of the following:

(a)
Securities rated Baa3 or better by Moody’s Investors Service, Inc. or Fitch, or BBB or better by Standard & Poor’s Corporation, or securities unrated by any of the foregoing entities that are deemed by the Sub-Adviser to be of equivalent investment quality;

(b)	Securities issued or guaranteed by a national government, its agencies and instrumentalities (excluding developing countries) or a supranational organization,
(c)	Cash equivalents and cash; and/or
(d)	Currency options or forward currency contracts.

The Fund may also invest in debt securities of developing country (emerging market) issuers.  Up to 20% of the fixed-income portion of the Fund will be invested in securities rated lower than those in (a) above, or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Foreign securities risk
•	Interest rate risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian Global Balanced Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

Mark A. Brett is a director and senior vice president of Capital International Limited and a vice president of Capital International Research, Inc. His responsibilities include global fixed-income portfolio management and currency research. Prior to joining the Capital in 1993, Mr. Brett spent 14 years as an economist/strategist with Barclays de Zoete Wedd (formerly De Zoete and Bevan) in London. In addition, he was a director of BZW Capital Markets Ltd. and a member of the London Stock Exchange. He is a member of the UKSIP and the Securities Institute. He is based in London.

Michael Cohen is a director and senior vice president of Capital International Limited, an affiliate of Capital Guardian, and has equity portfolio management responsibilities for Capital Guardian.  Michael joined the Capital organization in 2000 as an investment analyst and later became a portfolio counselor for Capital Research and Management Company until the fall of 2009.  Prior to this, he was a research analyst with both Schroders and Salomon Brothers in London.  He received his MBA from the London Business School and his BA in accounting and economics from Tel Aviv University. He is based in London.

Mark H. Dalzell is a vice president of Capital International Limited. He joined the organization’s fixed-income area as a global bond specialist in 1988 and is involved with Capital International and Capital Guardian’s global and non-U.S. portfolios. Prior to joining the organization, he was a vice president and senior portfolio manager in the International Fixed-Income department at Citibank Investment Management, London for three years, spent two years in institutional sales at Bear, Stearns & Co., two years in the Foreign Exchange Consultancy group of Chase Manhattan Bank, and three years in the International Research department of the Federal Reserve Bank of New York. He received a Master’s degree in public policy from the Kennedy School at Harvard University and a BA in international affairs from the Woodrow Wilson School, Princeton University (magna cum laude). Mr. Dalzell is based in Los Angeles.

David I. Fisher is chairman of the board of Capital Group International, Inc. and Capital Guardian, as well as an officer and director of numerous affiliated companies. He is a portfolio manager for U.S., non-U.S., global, and emerging market assets and has been responsible for our organization’s international investing activities since 1982. He joined the organization in 1969 as a financial analyst and was director of research for ten years. Previously, he was an officer of Smith Barney & Co. and a marketing executive with General Electric Company. A graduate of the University of California at Berkeley, he holds an MBA from the University of Missouri Graduate School of Business Administration. Mr. Fisher is a member of the Los Angeles Society of Financial Analysts, as well as the International Society of Security Analysts. He is based in Los Angeles.

Laurentius Harrer is a senior vice president of Capital Guardian. He has research responsibilities in emerging markets and portfolio management responsibilities for emerging markets debt and global fixed-income accounts. Prior to joining the organization in 1993, he was with Metzler Investment in Frankfurt, Germany where he was a senior portfolio manager responsible for global bond and currency markets. Before that, he spent two years in institutional sales with Bayerische Vereinsbank. Mr. Harrer graduated from the University of Landshut in Germany with a bachelor of business administration degree. He is based in Los Angeles.

Nancy J. Kyle is vice chair of the Board of Capital Guardian.  Ms. Kyle is an international equity portfolio manager and coordinates the asset allocation process for our multi-product services. Prior to joining Capital in 1991, she was a managing director at JPMorgan Investment Management in New York. Ms. Kyle earned a BA from Connecticut College and did graduate work at the London School of Economics. She is based in New York.

Robert H. Neithart is a senior vice president and a director of Capital Guardian and director and an executive vice president of Capital International Research, Inc. He is also a vice president and  director of Capital Strategy Research, Inc. His portfolio management and research responsibilities are focused on emerging markets fixed income, global bonds, and global macroeconomics. Mr. Neithart joined the organization in 1987 as a participant in “The Associates Program.” He earned an AB degree (cum laude) in economics from Occidental College. He is a member of the National Association of Business Economists (NABE), is active in the Los Angeles chapter of NABE and holds the Chartered Financial Analyst® designation. He is based in Los Angeles.

Lionel M. Sauvage is a senior vice president of Capital Guardian Trust Company as well as a senior vice president of Capital International, Inc., with portfolio management responsibilities for both Capital Guardian and Capital International, Inc. He is also a director and senior vice president of Capital International Limited. He joined the organization in 1987 as an investment analyst and has covered European food, beverage, and airline industries, as well as U.S. aerospace companies. Mr. Sauvage earned his MBA from INSEAD in Fontainebleau, France and his electronic engineering degree from ENSEM in Nancy, France. Prior to attending business school, he was a project manager at Sogelerg Engineering in France for five years. He is based in London.

Alan J. Wilson is a director and senior vice president of Capital Guardian.  He is also president and director of global research for Capital International Research, Inc. a director of The Capital Group Companies, Inc. and a director of Capital Group Research, Inc.. He is a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining the organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.

Wesley K.-S. Phoa is a senior vice president of Capital International Research, Inc. and vice president of Capital Strategy Research, Inc.  He manages U.S. fixed income portfolios. He is also an investment analyst covering U.S. government bonds, as well as having responsibilities for fixed-income quantitative research. Prior to joining Capital in 1999, he was with Capital Management Sciences in Los Angeles for three years, where he served as vice president and later as director of research. Before that he spent three years with Deutsche Bank in Australia as a quantitative analyst and three years as a mathematics lecturer and research fellow. Dr. Phoa received a PhD in pure mathematics from Trinity College at the University of Cambridge. He also holds a BSc (Honors) from the Australian National University and is based in Los Angeles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian Global Diversified Research Fund
Class B

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Diversified Research Fund is long-term growth of capital.

Principal Investment Strategies. The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Consistent with the Fund's objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Growth investing risk
•	Market risk
•	Mid-capitalization investing risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian Global Diversified Research Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071.  Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

G. Ernest Nutter serves as the research portfolio coordinator for the Fund.

G. Ernest Nutter is a vice president of Capital International Research, Inc. and serves as the research portfolio coordinator for the Fund.  He joined the Capital organization in 2004 and brings over 28 years of research experience. For 13 years, he was managing director of mining research for RBC Capital Markets/Dominion Securities, Inc. Prior to that, he spent two years as the senior mining analyst for Dean Witter Reynolds (Canada), Inc.; one year as a mining analyst with Pemberton Securities, Inc.; one year as the senior mining analyst for Davidson Partners Limited; and 11 years as a project geologist with Westmin Resources/Western Mines. Mr. Nutter earned a BS in geology from Dalhousie University. He is based in Toronto.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian U.S. Growth Equity Fund
Class B

Investment Objective.  The investment objective of the JNL/Capital Guardian U.S. Growth Equity Fund is long-term growth of capital.

Principal Investment Strategies.  The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts (“ADRs”) and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase. The Fund intends to achieve its objective by investing primarily in attractively valued securities that at the time of purchase exhibit one or more “growth” characteristics relative to the U.S. stock market. The “growth” characteristics include securities exceeding the market (rate of growth) in at least one of the following categories: earnings, unit sales, revenue or cash flow.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. The Fund intends to remain fully invested, however, and the Fund may hold cash and cash equivalents for defensive purposes.  Although the Fund does not intend to seek short-term profits, securities in the Fund’s portfolio will be sold whenever the Fund believes it is appropriate to do so without regard to the length of time a particular security may have been held.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities to, among other reasons, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Foreign securities risk
•	Investment growth style risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Market risk
•	Derivatives risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian U.S. Growth Equity Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

Todd S. James is a director and senior vice president of Capital Guardian and a portfolio manager with U.S. growth, U.S. value, and Absolute Income Grower responsibilities. Prior to assuming his portfolio management responsibilities in 2006, Mr. James was an investment analyst with research responsibilities in U.S. merchandising and e-commerce and a statistician for Capital Group Research, Inc. Before joining the organization in 1985, he studied architecture at Texas Tech University and earned a BS in international finance from California State University, Sacramento. Mr. James earned an MBA from the University of Southern California Graduate School of Business and is based in Los Angeles.

Eric H. Stern is a director and senior vice president of Capital Guardian. His investment responsibilities include portfolio management within the U.S. Growth Equity product and research of the U.S. medical technology industry. Prior to joining the Capital organization in 1991, he served two years as an analyst in the Mergers and Acquisitions department of Morgan Stanley & Company. Mr. Stern is a Phi Beta Kappa graduate of the University of California at Berkeley, where he earned a BS in business administration. He also holds an MBA from Stanford Graduate School of Business. He is based in West Los Angeles.

Alan J. Wilson is a director and senior vice president of Capital Guardian.  He is also president and director of global research for Capital International Research, Inc. a director of The Capital Group Companies, Inc. and a director of Capital Group Research, Inc.. He is a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining the organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit Suisse Global Natural Resources Fund)
Class B

Investment Objective.  The investment objective of the JNL/Credit Suisse Commodity Securties Fund is long-term capital growth.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.  The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities.  To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals.  To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities.  These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options.  The Fund may hold a portion of its portfolio in fixed-income securities.  The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio.  One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the “Natural Resources Portfolio.”  The other portfolio will focus on investments in commodity instruments; the “Commodities Portfolio.”

Natural Resources Portfolio.  The Natural Resources Portfolio of the Fund follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach.  The Fund's portfolio managers select securities for the Fund using proprietary quantitative models, which are designed to:

•
forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company’s relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum;

•	identify stocks likely to suffer price declines if market conditions deteriorate and limit the Fund’s overall exposure to such low quality stocks; and

•	help determine the Fund’s relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

The Natural Resources Portfolio will invest in U.S. and foreign securities.  To effectively manage cash, including subscriptions and redemptions, and foreign currency, the Natural Resources Portfolio may also invest in Exchange Traded Funds, and options and futures.  Due to volatility in the natural resources and commodities markets, there can be no guarantee that the Natural Resources Portfolio will outperform the customized MSCI benchmark in the future.

Commodities Portfolio.  The Commodities Portfolio seeks total return and is designed to achieve positive total return relative to the performance of the Dow Jones UBS Commodity Index Total Return (DJ-UBS Index).  To pursue this goal, it primarily invests in commodity-linked derivative instruments.  To meet coverage and collateral requirements associated with these derivative investments, and invest excess cash, the Fund may hold a portion of its portfolio in fixed-income securities.  To comply with the Internal Revenue Code of 1986, as amended, the commodity-linked derivatives purchased will primarily be commodity-linked structured notes, and the Fund will limit its direct investments in commodity-linked swap agreements and futures such that the income derived from commodity-linked swap agreements and futures is limited to a maximum of 10% of the Fund’s annual gross income.

A commodity-linked structured note contains a return component based on a security, index, or other measure.  Performance of the particular index will affect performance of the commodity-linked structured note.  These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities.  A portion of the commodity-linked structured notes may be tied to the DJ-UBS Index, which is an index comprised of commodity futures, including, but not limited to: aluminum; coffee; gold, natural gas, silver, unleaded gasoline, and wheat.  The commodities in the DJ-UBS Index may change.  The principal value of commodity-linked structured notes held by the Commodities Portfolio is expected to equal between 0% and 25% of the Commodities Portfolio’s net assets at the time of investment, which percentage may be higher or lower as the value of the DJ-UBS Index changes.

Investments in other commodity-linked derivative instruments may have different exposures to other commodities.  The Commodities Portfolio may purchase single commodity-related instruments, such as, futures contracts on oil.  It should be noted that other commodity-linked derivative instruments may have different contract terms, such as different roll dates, reset dates, or contract months other than those specified by a particular commodity index.  As a result, the commodity-linked derivatives component may deviate from the returns of the DJ-UBS Index.  Due to volatility in the commodities and natural resources markets, there can be no guarantee that the Commodity Portfolio will outperform the DJ-UBS Index.

The Fund may invest, irrespective of currency and regardless of the issuer’s country of origin, in convertible bonds and warrant, providing the associated rights confer entitlement to the subscription of shares in companies in which the Fund is permitted to invest under terms of its investment policy.  Furthermore, the Fund may invest in listed and equity-linked notes, which is an instrument whose return is determined by the performance of a single equity security, a basket of equity securities, or an equity index, provided the underlying equities relate to companies permitted under the terms of the Fund’s investment policy.  Investments in equity-linked notes, together with convertible bonds and warrants may not exceed 15% of the net assets of the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Commodity risk
•	Credit risk
•	Derivatives risk
•	Foreign securities risk
•	Industry concentration risk
•	Interest rate risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	Leveraging risk
•	Market risk
•	Model risk
•	Tax risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Credit Suisse Commodity Securities Fund is Credit Suisse Asset Management, LLC (“Credit Suisse”), located at Eleven Madison Avenue, New York, New York 10010.  Credit Suisse is an indirect subsidiary of Credit Suisse Group AG (“CSG”).  CSG’s office is located at Giesshübelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are Jordan Low, Andrew Karsh, and Christopher Burton.

Jordan Low, CFA, Director, is Head of the Quantitative Equities Group in Alternative Investments, and global head of research and portfolio management for quantitative equity products. Mr. Low joined CSG in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to his current role, he ran live portfolios in the US, Canada, and Europe for the Credit Suisse proprietary trading accounts. He joined Credit Suisse Asset Management, LLC in February 2008. Previous to CSG, he worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 in their respective proprietary trading divisions. He managed portfolios focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics, and Mathematics, and a Master of Engineering in Computer Science, all from the Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

Christopher Burton, CFA, Director, is a Portfolio Manager and Trader for the Derivatives Team, and Co-Lead Portfolio Manager for the Total Commodity Return strategy. In this role, Mr. Burton is responsible for analyzing and implementing the team’s hedging strategies, indexing strategies, and excess return strategies. Prior to joining Credit Suisse Asset Management, LLC in 2005, Mr. Burton served as an Analyst and Derivatives Strategist with Putnam Investments, where from 2002 to 2005 he developed the team’s analytical tools and managed their options-based yield enhancement strategies, as well as exposure management strategies. Mr. Burton earned a BS in Economics with concentrations in Finance and Accounting from the University of Pennsylvania’s Wharton School of Business.  Additionally, Mr. Burton holds the Chartered Financial Analyst designation and has achieved Financial Risk Manager® Certification through the Global Association of Risk Professionals (GARP).

Andrew B. Karsh, Director, is a Portfolio Manager and Trader for the Derivatives Team, and Co-Lead Portfolio Manager for the Total Commodity Return strategy. In this role, Mr. Karsh is responsible for analyzing and implementing the team’s hedging strategies, indexing strategies, and excess return strategies.  Prior to his current role, Mr. Karsh served as a Director in the Fixed Income Structuring Group within the Investment Banking division where he had extensive experience structuring and executing complex transactions involving derivatives and cash securities.  Prior to joining CSG in 1999, Mr. Karsh worked in Fixed Income and Derivatives trading at Santander Financial Products, and focused on U.S. Government & Mortgage Backed Securities at Bear Stearns and Co.  Mr. Karsh earned a BS/BA in Finance from American University’s Kogod College of Business and holds FINRA Series 3, 7 and Series 63 certifications.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Credit Suisse Long/Short Fund
Class B

Investment Objective.  The investment objective of the JNL/Credit Suisse Long/Short Fund is total return.

Principal Investment Strategies.  The Fund’s principal investment strategy is to employ a proprietary, quantitative multi-factor model to select an equity portfolio with long-run average total returns greater than the benchmark Standard & Poor’s (“S&P”) 500 Index and with investment risk similar to the S&P 500 Index.  The investment strategy is quantitative in nature; the portfolio managers’ discretion is used to determine the selection and importance of factors in the multi-factor stock selection model.  The Fund’s active quantitative equity management strategy allows the portfolio simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.  The strategy employed by this Fund is a natural expansion of enhanced indexing and long/short strategies, referred to as the U.S. Equity – Short Extension Strategy.  This strategy offers the portfolio management team increased flexibility to express their views on certain equities while maintaining—to a large degree—the S&P 500 Index’s risk factors, such as sector and industry exposures.

The Sub-Adviser generally employs symmetric long and short stock positions around a full market exposure to the S&P 500 Index.  Long positions are typically held at up to 140% of the underlying stock portfolio, and the short constraint is relaxed to a degree allowing short positions of up to 40% of the underlying stock portfolio. The portfolio, including the net short positions, therefore, maintains an expected beta of one (1.0) in relation to the S&P 500 Index while seeking to capture better performance, in the long-run, than the S&P 500 Index.

With this 140/40 approach, the Sub-Adviser pursues a performance target range of 2.0-3.5% excess return over the S&P 500 Index with a volatility range of 2.0-4.0% over or under the return of the S&P 500 Index.

The Sub-Adviser will predominantly invest in large-cap US equities.  In addition, the Sub-Adviser in general will maintain characteristics – risk factor exposures, sector and industry weights, etc. – similar to those of the S&P 500 Index.  The Fund may invest in securities outside of the S&P 500 Index.

Investment Process
The Sub-Adviser adheres to rigorous and disciplined portfolio construction and risk management.  The strategy employs a transparent and innovative quantitative equity investment process, encompassing four steps: (1) formulation of investment views, (2) construction of expected returns, (3) portfolio optimization and implementation, and (4) performance monitoring and attribution analysis.

The investment strategy is quantitative in nature; the portfolio managers’ discretion is used to determine the selection and importance of factors in the Sub-Adviser’s proprietary multi-factor stock selection model.  The portfolio managers’ also utilize their discretion in their selection of portfolio implementation parameters and implementation of short positions in the portfolio.

Step 1: Formulating investment views
The Sub-Adviser utilizes five distinct factor groups – (Valuation, Profitability, Growth, Momentum, and Capital-Use & Balance Sheet Quality) to construct investment views and forecast stock returns.   The selection of these factor groups was determined by the Sub-Adviser through rigorous quantitative research. Each one of the five factor groups is composed of a set of individual fundamental factors that broadly measure similar information.   For example, the Valuation factor group includes measures such as price-to-earnings ratio and price-to-cash flow ratio, both of which relate information about the value (i.e. expensiveness or cheapness) of a company.  The Profitability factor group includes ratios such as return on equity and return on invested capital, both of which describe a company’s returns to capital, or profitability.

Step 2: Constructing the expected returns
The second step of the investment process involves calculating the expected returns of individual stocks given the investment views.  Expected returns are simultaneously calculated for each and every stock in the investment universe according to the following procedures: (a) scoring each stock on the basis of its attractiveness by each of the five factor groups; (b) applying a set of weights to the five scores based on each stock’s unique characteristics; and (c) making a final adjustment to the expected return of each stock given the risks of each stock (i.e., integrating the risk and reward profiles of the companies by penalizing higher risk stocks and rewarding lower risk stocks).  The set of expected returns constructed above reflects the portfolio managers’ best estimate of the relative attractiveness of each stock in the investment universe.

Step 3: Portfolio construction and implementation
Portfolio construction and implementation is the third step of the investment process.  The expected returns constructed above and the risk model are combined in an optimization software with client investment guidelines to derive the optimal portfolio. The portfolio optimization defines the Sub-Adviser’s buys and sells. In general, the investment guideline or restrictions on the Short-Extension Strategy will be added as constraints in the portfolio optimization process to ensure the adherence to investment guideline. The portfolio optimization also ensures that risk characteristics of the portfolio, including sector, industry and risk index exposure, to be similar to those of benchmark and to be within that of the investment guideline.

Portfolio implementation follows the portfolio construction. A defined trading strategy is selected and closely followed, with trade controls (post-trade analysis) and implementation based on the principles of best execution being paramount to the successful construction of the client portfolio.

Step 4: Performance monitoring and attribution analysis
An extensive performance monitoring and attribution analysis process is the final step of the investment process. The performance of the five factor groups is monitored on a daily basis, as is the portfolio’s exposure to those factor groups.  Expected tracking error, market risk and company-specific risk components, client constraints, benchmark changes, corporate actions, and cash management are among the issues monitored and addressed on a daily basis by the portfolio management team.  In addition, regular investment updates of the sources of risk of the Fund and refinements to the stock selection process are considered integral to the ongoing management of client assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Short sales risk
•	Speculative exposure risk
•	Model risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Industry concentration risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Portfolio turnover
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Credit Suisse Long/Short Fund is Credit Suisse Asset Management, LLC (“Credit Suisse”), located at Eleven Madison Avenue, New York, New York 10010.  Credit Suisse is an indirect subsidiary of Credit Suisse Group AG (“CSG”).  CSG’s registered office is located at Giesshübelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.

The portfolio management group from the Credit Suisse Quantitative Equities Group manages the Fund.  Mr. Jordan Low is responsible for the day-to-day management of the Fund.  Mr. Low has been a portfolio manager for the Fund since February 2008.

Jordan Low, CFA, Director, is Head of the Quantitative Equities Group in Alternative Investments, and global head of research and portfolio management for quantitative equity products. Mr. Low joined CSG in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to his current role, he ran live portfolios in the US, Canada, and Europe for the Credit Suisse proprietary trading accounts. He joined Credit Suisse Asset Management, LLC in February 2008. Previous to CSG, he worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 in their respective proprietary trading divisions. He managed portfolios focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics, and Mathematics, and a Master of Engineering in Computer Science, all from the Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Eagle Core Equity Fund
Class B

Investment Objective.  The investment objective of the JNL/Eagle Core Equity Fund is long-term growth through capital appreciation, and secondarily, current income.

Principal Investment Strategies.  Under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund seeks to invest in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $5 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate and long-term. The Fund may also invest in preferred stocks and convertible securities that the portfolio managers believe may permit the Fund to achieve its investment objective. The Fund will invest in established companies that the portfolio managers determine are undervalued relative to their earnings growth prospects. The portfolio managers’ strategy combines a “bottom up” research process with a relative-valuation discipline in purchasing stocks. In general, the Fund’s portfolio managers seek to select securities that, at the time of purchase, typically have at least one of the following characteristics: (1) projected earnings growth rate at or above the S&P 500 Index, (2) above-average earnings quality and stability, or (3) a price-to-earnings ratio comparable to the S&P 500 Index.  Although the Fund is diversified, it normally will hold a focused portfolio of stocks of fewer companies than many other diversified funds. As a temporary defensive measure because of market, economic or other conditions, the Fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. If the portfolio manager invokes this strategy, the Fund’s ability to achieve its investment objective may be affected adversely.

The Sub-Adviser picks stocks from the 500 largest names in the Russell 1000 Index (by market capitalization).  It focuses on securities of companies with solid fundamentals, predictable growth and reasonable valuations relative to their peers.  Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses with no competitive advantage(s) are typically eliminated from consideration.  This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

The team develops an earnings model for each company in the resulting universe with each co-portfolio manager responsible for those stocks in his/her sector of expertise.  The research process concentrates on determining sustainable long-term growth prospects.  Finally, a team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Industry concentration risk
•	Investment value style risk
•	Security concentration risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Eagle Core Equity Fund is Eagle Asset Management, Inc. (“Eagle”), 880 Carillon Parkway, St. Petersburg, Florida 33716.  Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.  Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.

In its capacity as Sub-Adviser, Eagle supervises and manages the investment portfolio of the Fund.  Eagle’s Conservative Large Cap Equity team is responsible for the day-to-day management of the Large Cap Core Fund.  The team is compromised of four Co-Portfolio Managers: (1) Mr. Richard Skeppstrom who is a Managing Director and joined Eagle in April 2001 after serving as Senior Portfolio Manager for Evergreen Investment Management’s large cap core program for six years.  Mr. Skeppstrom has primary responsibility for companies within the consumer staples, communications, financials and leisure sectors; (2) Mr. John Jordan III is a Vice President and portfolio co-manager since joining Eagle in April 2001.  Prior to joining Eagle, Mr. Jordan served as Co-Portfolio Manager of Evergreen Investment Management’s large cap core program for two years. Mr. Jordan covers companies within the capital goods/industrials, basic industry, consumer discretionary and communications/networking equipment sectors; (3) Mr. Craig Dauer is a Vice President and has co-portfolio management responsibilities since joining in April 2001.  Prior to joining Eagle, Mr. Dauer served as Co-Portfolio Manager of Evergreen Investment Management’s large cap core program for two years.  Mr. Dauer is responsible for covering pharmaceuticals, medical devices, consumer staples and retailers; and (4) Mr. Robert Marshall is a Vice President since joining Eagle in September 2002.  From 1995 to 2002, Mr. Marshall served as Director/Senior Vice President of equity research at Wachovia Securities for seven years.  Mr. Marshall covers cyclical growth companies, technology (enterprise hardware, semiconductors, computer services and software) and brokerages.

Each portfolio manager is responsible for actively researching companies within their individual areas of expertise and uses intensive fundamental analysis to develop proprietary earnings and valuation models for each company he follows.  The team applies this relative-valuation approach consistently across the portfolio every day.  Initial recommendations on a course of action are made by the portfolio co-manager responsible for each sector.  Buy-and-sell decisions are made in consultation with the team.  As managing director, Mr. Skeppstrom ultimately authorizes all co-managers’ buy-and-sell decisions.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Eagle SmallCap Equity Fund
Class B

Investment Objective.  The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.  The Sub-Adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long-term earnings growth rate or asset value.  The Sub-Adviser generally invests in companies which have accelerating earnings, reasonable valuations, strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity.  The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investments in IPOs
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Growth investing risk
•	Market risk
•	Temporary defensive positions and large cash positions

Other investments. The Fund may also invest in American Depositary Receipts of foreign issuers, U.S. government securities, repurchase agreements and other short-term money market instruments which may diminish returns.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Eagle SmallCap Equity Fund is Eagle Asset Management, Inc. (“Eagle”), 880 Carillon Parkway, St. Petersburg, Florida 33716.  Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.  Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.

Bert L. Boksen, a Senior Vice President, Managing Director and Portfolio Manager of Eagle, and Eric Mintz, CFA, an Assistant Portfolio Manager of Eagle, are responsible for the day-to-day management of the Fund.  Mr. Boksen joined Eagle in April 1995 as a Senior Vice President and has portfolio management responsibilities for its small cap equity accounts. He was appointed a Managing Director in June 1999.  Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department.  While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee.  Mr. Boksen has had responsibility for the day-to-day management of the Fund since the inception of the Fund.  As portfolio manager, Mr. Boksen dedicates the majority of his time to investment research and portfolio management and acts as a generalist, covering a variety of different issues.  The research analysts and portfolio manager are responsible for performing in-depth fundamental research for the portfolio.  Mr. Boksen relies upon a team of research analysts for in-depth company information.  The research analysts are specialists, assigned to specific industries.  Team members meet on a daily basis to discuss investment candidates, as well as securities in the portfolio.  Mr. Boksen retains final authority for all buy-and-sell decisions.

Mr. Mintz has been Assistant Portfolio Manager since 2008 and Senior Research Analyst at Eagle since 2005. Mr. Mintz joined Eagle in 2005 as a Senior Research Analyst and brings 12 years of investment experience as an analyst and research associate. Mr. Mintz assists Mr. Boksen in the responsibilities of managing the Fund. Mr. Mintz does not have individual discretion over the assets of the Fund. Previously, Mr. Mintz served as Vice President of equity research for the Oakmont Corporation from 1999 to 2005.He holds a B.A. in economics from Washington and Lee University and earned his M.B.A. from the University of Southern California.  Mr. Mintz received his Chartered Financial Analyst designation in 2000.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Global Growth Fund
Class B

Investment Objective.  The investment objective of the JNL/Franklin Templeton Global Growth Fund is long-term capital growth.

Principal Investment Strategies.  Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

An equity security or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company’s business, any income paid to shareholders, the value of its assets, and general market conditions.  Common stocks, preferred stocks and convertible securities are examples of equity securities.  Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).  The Fund also invests in depositary receipts.  These are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

In addition to the Fund’s main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.  Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally to pay interest to the holder.  Bonds, notes and debentures are examples of debt securities.  In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

The Fund may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy to enhance its returns.  No more than 5% of the Fund’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment).  With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time.  The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for this Fund, the Sub-Adviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential.  The Sub-Adviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (TALF ABS), the Fund may borrow from the Federal Reserve Bank of New York (NY Fed) under its Term Asset-Backed Securities Loan Facility (TALF). Pursuant to the TALF Program, the Fund may receive one or more three to five year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Emerging markets risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus.  These certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.  These securities and techniques may subject the Fund to additional risks.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Interest rate risk
•	Leveraging risk
•	Market risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Franklin Templeton Global Growth Fund is Templeton Global Advisors Limited (“Global Advisors”), Lyford Cay, Nassau, Bahamas.  Together, Global Advisors and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Cindy L. Sweeting, CFA (President of Global Advisors) has been a manager of the Fund since December 2007.  Ms. Sweeting is director of portfolio management for the Templeton Global Equity Group, and lead portfolio manager of Templeton Growth Fund, Inc. and the European based Templeton Growth Fund.  She also has portfolio management responsibility for institutional separate account relationships with both global and international mandates.  Ms. Sweeting has 25 years of experience in the investment industry.  She joined Franklin Templeton Investments in Templeton’s Nassau office in 1997, and most recently served as director of research for the Templeton Global Equity Group, before assuming her current responsibilities.  Ms. Sweeting graduated summa cum laude from Georgetown University, where she earned her B.S. in business administration with a concentration in finance.  She has served as vice president of the board of directors for the International Society of Financial Analysts (“ISFA”), which has now merged with the CFA Institute.  She was a founding member and past president of the Bahamas Chapter of ISFA.  Ms. Sweeting is a Chartered Financial Analyst (“CFA”) Charterholder.

•
Tucker Scott, CFA (Executive Vice President) has been a manager of the Fund since October 2007.  Mr. Scott joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts.  Mr. Scott has global research responsibilities for paper and forest products, commercial services and supplies, Switzerland and Austria, as well as small cap capital goods.  Mr. Scott earned his B.A. in history from the University of Virginia and a M.B.A. from the Amos Tuck School of Business at Dartmouth College.  Mr. Scott is a Chartered Financial Analyst and member of the CFA Institute.

•
Lisa F. Myers, CFA (Vice President of Global Advisors) has been a manager of the Fund since its inception.  Ms. Myers is the lead equity portfolio manager of Templeton Growth Fund.  Ms. Myers also manages institutional separate accounts with international and global mandates. She is the coordinator of the global consumer team and has direct research responsibility for the global retail and textile and apparel industries. She joined Franklin Templeton Investments in 1996.  Ms. Myers earned her B.A. from the University of Pennsylvania and her J.D. from Georgetown University, where she also taught legal research and writing.  Ms. Myers is a Chartered Financial Analyst (CFA) Charterholder and is a member of the CFA Institute.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Income Fund
Class B

Investment Objective.  The investment objective of the JNL/Franklin Templeton Income Fund is to maximize income while maintaining prospects for capital appreciation.

Principal Investment Strategies.  Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

Debt securities represent an obligation of the issuer to repay a loan of money to it and generally provide for the payment of interest.  These include bonds, notes and debentures.  An equity security, or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions.  Common stocks, preferred stocks and convertible securities are examples of equity securities.  Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.  In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s (“S&P®”) and Moody’s Investors Service (“Moody’s”) are considered investment grade.  Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody’s or BB or lower by S&P or from unrated securities deemed by the Fund’s manager to be of comparable quality.  Such high-yield securities are considered to be below “investment grade” and are sometimes referred to as “junk bonds.”  Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase.

The Fund may invest up to 25% of its assets in foreign securities.  It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The Fund’s manager searches for securities it deems to be undervalued or out-of-favor securities and believes offer opportunities for income today and significant growth tomorrow.  It performs independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by rating agencies.  In its analysis, the manager considers a variety of factors, including the following:

•	Management strength, experience and track record;
•	Responsiveness to changes in interest rates and business conditions;
•	Debt maturity schedules and borrowing requirements;
•	The company’s changing financial condition and market recognition of the change; and
•	A security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects.

When the Sub-Adviser believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments.  Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations repurchase agreements, money market fund shares and other money market instruments.  The Sub-Adviser also may invest these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.  In these circumstances, the Fund may be unable to achieve its investment goal.

While the Fund does not concentrate in any one industry, it may make significant investments in the utilities, healthcare, and financial services sectors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Investment value style risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Credit risk
•	Currency risk
•	Income risk
•	Leveraging risk
•	Loans risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Sector risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Income Fund is Franklin Advisers, Inc. (“Franklin Advisers”), One Franklin Parkway, San Mateo, California 94403-1906.  Together, Franklin Advisers and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•	Edward D. Perks, CFA (Vice President of Franklin Advisers) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1992.
•	Charles B. Johnson (Chairman of the Board of Franklin Advisers) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1957.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton International Small Cap Growth Fund (formerly, JNL/Capital Guardian International Small Cap Fund)
Class B

Investment Objective.  The investment objective of the JNL/Franklin Templeton International Small Cap Growth Fund is long-term capital appreciation.

Principal Investment Strategies.  Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion.

Smaller international companies are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) EAFE Small Cap Index, whichever is greater, at the time of purchase.  The MSCI EAFE Small Cap Index is designed to measure the equity market small cap segment performance in the global developed markets, excluding the U.S. and Canada.

The Fund considers international companies to be those organized under the laws of a country outside of the United States or having a principal office in a country outside of the United States, or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the United States. The Fund may invest in emerging market countries.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. The Fund invests predominantly in securities listed or traded on recognized international markets in developed countries included in the MSCI EAFE Small Cap Index.

In choosing individual equity investments, the Fund’s manager utilizes a fundamental “bottom-up” approach involving in-depth proprietary analysis of individual equity securities. In narrowing down the universe of eligible investments, the manager employs a quantitative and qualitative approach to identify smaller international companies that may benefit from longer-term dynamic growth. These companies tend to have proprietary products and services, which can sustain a longer-term competitive advantage, and tend to have a higher probability of maintaining a strong balance sheet and/or generating cash flow. After a company is identified, a thorough analysis is conducted to establish the earnings prospects and determine the value of the company.  Overall, the manager seeks to invest in growth companies with attractive valuations.

The manager does not select investments for the Fund that are merely representative of the small cap asset class, but instead aims to produce a portfolio of securities of exceptional companies operating in sectors that offer attractive growth potential. The manager has a team of research analysts fully dedicated to the identification of smaller companies that have, in their opinion, the potential to provide above average performance. While the manager seeks to outperform the MSCI EAFE Small Cap Index, positions may be taken by the Fund that are not represented in that index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign securities risk
•	Market risk
•	Security concentration risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Growth investing risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/Franklin Tempelton International Small Cap Growth Fund is Franklin Templeton Institutional, LLC (“FT Institutional”), 600 Fifth Avenue, New York, New York 10020.  FT Institutional is an indirect subsidiary of Franklin Resources, Inc.  Together, FT Institutional and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed by a team of dedicated professionals focused on investments in international securities, both of small capitalization companies and mid- large-capitalization companies.  The portfolio managers are as follows:

•
Edwin Lugo CFA (Vice President of FT Institutional) has been lead portfolio manager of the Fund since its May 2010. Mr. Lugo has primary responsibility for the investments of the Fund.  Mr. Lugo has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements.  The degree to which Mr. Lugo may perform these functions, and the nature of these functions, may change from time to time.  Mr. Lugo joined FT Institutional in June 2006.  Prior to rejoining the Franklin Templeton organization, Mr. Lugo was an international portfolio manager with Brown Capital Management from 2002 to 2006.

•
David Glazer CFA (Research Analyst of FT Institutional) has been a portfolio manager of the Fund since May 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.  Prior to joining FT Institutional in 2005, Mr. Glazer was an analyst/portfolio manager at Boston Common Asset Management and Glickenhaus and Co., as well as analyst at Harbor Capital/Fortis Investments and Boston Partners Asset Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report dated December 31, 2009.

JNL/Franklin Templeton Mutual Shares Fund
Class B

Investment Objective.  The investment objective of the JNL/Franklin Templeton Mutual Shares Fund is capital appreciation, which may occasionally be short-term, and secondarily, income.

Principal Investment Strategies.  Under normal market conditions, the Fund invests mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  In pursuit of their value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest.  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion in smaller companies.

The Fund intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets.  In addition, from time to time, the Fund may use forward foreign currency exchange contracts to hedge against currency risks when the Sub-Adviser believes it would be advantageous to the Fund to do so.  The Fund may invest in fixed-income securities, including, high-yield bonds and unrated securities.  The Fund may also invest in illiquid securities and securities with a limited trading market.

The Fund invests primarily in securities of companies that the Sub-Adviser believes are trading at a discount to their intrinsic value.  To a lesser extent, the Fund also invests in risk arbitrage securities (securities of companies involved in restructuring or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company) and securities of distressed companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.  While the Fund generally purchases securities for investment purposes, the Sub-Adviser also may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Fund may benefit.  Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank.  By purchasing all or a part of a company’s direct indebtedness, a Fund, in effect, steps into the shoes of the lender. If the loan is secured, a Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders.

When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security.  The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.  The Fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies.  The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.  When engaging in an arbitrage strategy, a Fund typically buys one security while at the same time selling short another security.  Such Fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, a Fund attempts to profit from a perceived relationship between the values of the two securities.  Each Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event as further discussed under “Risk arbitrage securities and distressed companies risk” below.

The Sub-Adviser employs a research driven, fundamental value strategy.  In choosing equity investments, the Sub-Adviser focuses on the market price of a company’s securities relative to the Sub-Adviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings.  Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Sub-Adviser’s own analysis of the security’s intrinsic value rather than coupon rate or rating of the security.

The Sub-Adviser may keep a portion, which may be significant at times, of the Fund’s assets in cash or invested in high-quality short-term, money market instruments, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund’s investment criteria exist or that it may otherwise be necessary to maintain liquidity.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Risk arbitrage securities and distressed companies risk
•	Investment value style risk
•	Emerging markets risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus.  These securities and techniques may subject the Fund to additional risks.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Derivatives risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Short sales risk
•	Small cap investing risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Mutual Shares Fund is Franklin Mutual Advisers, LLC (“Franklin Mutual”), 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078.  Together, Franklin Mutual and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The following individuals are jointly responsible for the day-to-day management of the Fund. The portfolio manager for the Fund has primary responsibility for the investments of the Fund and has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which a portfolio manager may perform these functions, and the nature of these functions, may change from time to time. The assistant portfolio managers provide research and advice on the purchases and sales of individual securities and portfolio risk assessment.  Mr. Langerman and Mr. Segal are co-portfolio managers for the Fund and Ms. Turner is an assistant portfolio manager for the Fund.

•
Peter A. Langerman (President and Chief Executive Officer of Franklin Mutual) has been a manager of the Fund since its inception.  He rejoined Franklin Templeton Investments, an affiliate of Franklin Mutual in 2005.  He originally joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and portfolio manager, before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds.  Mr. Langerman graduated magna cum laude from Yale University, earning his B.A. in Russian studies.  He holds a Master’s degree in Accounting from New York University Graduate School of Business and received his Juris Doctor from Stanford University Law School.

•
Deborah A. Turner, CFA (Portfolio Manager of Franklin Mutual) has been a manager of the Fund since its inception.  Ms. Turner has been an assistant portfolio manager since 2001.  Prior to that she was an Analyst from 1996 to 2001.  She joined Franklin Templeton Investments in 1996.  From 1993 to 1996, Ms. Turner was employed at Heine Securities Corporation as an Analyst.  Ms. Turner has more than 13 years of experience in the investment management industry.  Ms. Turner earned her B.A. in Economics from Vassar College. She is a Chartered Financial Analyst (CFA) Charterholder.

•
F. David Segal, CFA (Portfolio Manager of Franklin Mutual) has been a manager of the Fund since its inception. He is an analyst for Franklin Mutual Advisers specializing in the autos and auto parts, paper and forest products and special situations. He joined Franklin Templeton Investments in 2002.  Previously, Mr. Segal was an analyst in the Structured Finance Group of MetLife from 1999 to 2002.  He has 13 years of experience in the financial services industry.  Mr. Segal earned his B.A. from the University of Michigan, Ann Arbor and an M.B.A. from New York University’s Stern School of Business. He is a Chartered Financial Analyst (CFA) Charterholder. Mr. Segal is a member of the New York Society of Security Analysts.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Small Cap Value Fund
Class B

Investment Objective.  The investment objective of the JNL/Franklin Templeton Small Cap Value Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small capitalization companies.  Small capitalization companies are companies with market capitalizations (the market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.

The Fund invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation.  Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities.  In choosing investments that are undervalued, the Fund's manager focuses on companies that have one or more of the following characteristics:

•	Stock prices that are low relative to current, or historical or future earnings, book value, cash flow, or sales – all relative to the market, a company's industry or a company's earnings growth;
•	Recent sharp price declines (fallen angels) but still have growth potential in the manager's opinion; or
•
Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

A stock price is undervalued, or a “value” when it is less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth.  The manager may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company.  The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products.  Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

The small capitalization companies in which the Fund invests have market capitalizations (share price times the number of shares of common stock outstanding) under $3.5 billion at the time of the Fund's investment (sometimes called “small cap”).  The Fund currently intends to limit its investments in foreign securities to no more than 25% of its total assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Currency risk
•	Cyclical opportunities risk
•	Foreign securities risk
•	Industry concentration risk
•	Market risk
•	Mid-capitalization investing risk
•	Interest rate risk
•	Sector risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Small Cap Value Fund is Franklin Advisory Services, LLC (“Advisory Services”), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024.  Together Advisory Services and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
William J. Lippman (President of Advisory Services) has been President of the Fund since inception and has more than 30 years experience in the securities industry.  He joined Franklin Templeton Investments in 1988.

•	Bruce C. Baughman, CPA (Senior Vice President of Advisory Services), has been a manager of the Fund since inception. He joined Franklin Templeton Investments in 1988.
•	Margaret McGee (Vice President of Advisory Services) has been a manager of the Fund since inception. She joined Franklin Templeton Investments in 1988.
•
Donald G. Taylor, CPA (Senior Vice President of Advisory Services), has been a manager of the Rising Dividends Fund and Small Cap Value Fund since 1996.  He joined Franklin Templeton Investments in 1996.

•
Y. Dogan Sahin, CFA (Portfolio Manager of Advisory Services), has been a portfolio manager of the Franklin Small Cap Value Fund since June 2007.  Mr. Sahin is also a part of a research team for other funds managed by Franklin Advisory Services.  He joined Franklin Templeton Investments in 2001.  Prior to his current position, Mr. Sahin was a research analyst in Franklin’s San Mateo, California office, where he provided industry-specific equity research of specialty retail companies.  Mr. Sahin earned a B.A. in chemistry and biology from Carleton College and an M.A. in molecular and cell biology from U.C. Berkeley.  He is a Chartered Financial Analyst (CFA) Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Core Plus Bond Fund
Class B

Investment Objective.  The primary investment objective of the JNL/Goldman Sachs Core Plus Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

Principal Investment Strategies.  The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.  The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities (securities rated BB- or below by one nationally recognized statistical ratings organization or, if unrated, determined by the Sub-Adviser to be of comparable quality) (commonly referred to as “junk bonds”), emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.  These segments include U.S. government securities and mortgage- and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization.  The Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes.  The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.  For purposes of this 75% constraint, the Fund will not deem a security to be non-investment grade if one NRSRO rates the security as investment grade.

The Sub-Adviser uses duration management as a fundamental part of the management for this Fund. Generally, the Sub-Adviser expects to track the duration of the Barclays Capital U.S. Aggregate Bond Index (plus or minus 1.5 years) although the securities held may have short, intermediate, and long terms to maturity. The Fund’s average duration will not likely exceed 6 years. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity and call features. It’s often used to measure the potential volatility of a bond’s price, and is considered a more accurate measure than maturity of a bond’s sensitivity to changes in market interest rates.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Emerging markets risk
•	High-yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Leveraging risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Portfolio turnover
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Core Plus Bond Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $753.4 billion (including seed capital and excluding assets under supervision).

In connection with GSAM’s service as sub-adviser to the Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Fund.  The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies.  GSAMI is not compensated by the Trust.  GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs.  GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis. The individual members of the team, who are assisted by the U.S. and Global Fixed Income-Investment Management Team (“U.S. Fixed Income Team”), and are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Michael Swell (Managing Director, Co-Head of US Fixed Income, US and Global Fixed Income) joined GSAM in 2007 as a Managing Director and Head of Structured Products.  Mr. Swell is directly responsible for creating structured product asset management vehicles across the spectrum of Fixed Income products and managing opportunistic/alternative portfolios.  Prior to joining GSAM, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division. Prior to joining Friedman, Billings & Ramsey, Mr. Swell was the Vice President in charge of Freddie Mac’s Securities Sales and Trading Group, Freddie Mac’s in-house MBS broker dealer.  Mr. Swell has a BA in Politics and Economics from Brandeis University, a General Course Degree from the London School of Economics and a MA in International Economics and Finance from the Lemberg School at Brandeis University.

•
James B. Clark (Managing Director, Global Head of Portfolio Construction and Risk Management) joined GSAM as a portfolio manager for the U.S. Fixed Income Team in 1994.  Mr. Clark became a managing director in 2001 and a partner in 2006.  Prior to his current role, Mr. Clark was the Co-Head of U.S. Fixed Income as well as the head of the portfolio management gropu specializing in mortgage and asset-backed securities.  Prior to becoming co-head of the US Fixed Income Team, Mr. Clark headed the portfolio management group specializing in mortgage-backed and asset-backed securities.  Mr. Clark earned a BA from Kenyon College in 1988 and an MBA from the University of Chicago in 1992.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Emerging Markets Debt Fund
Class B

Investment Objective.  The investment objective of the JNL/Goldman Sachs Emerging Markets Debt Fund is a high level of total return consisting of income and capital appreciation.

Principal Investment Strategies.  The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.  Sovereign debt in this Prospectus consists of fixed income securities issued by a national government within a given country denominated in the currency of that country, as well as, debt denominated in U.S. dollars (sometimes referred to as “Brady Bonds”), and may also include nominal and real inflation-linked securities. Currency investments, particularly longer-dated forward contracts, provide the Fund with currency and interest rate exposure similar to investments in sovereign and corporate debt.

The Sub-Adviser may consider, but is not bound by, classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, emerging countries include, among others, most African, Asian, Eastern European, Middle Eastern, South and Central American nations. The Sub-Adviser currently intends that the Fund’s investment focus will be in the following emerging countries: Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Dominican Republic, Egypt, Estonia, Ghana, Hong Kong, Hungary, India, Indonesia, Kazakstan, Kenya, Latvia, Lithuania, Malawi, Malaysia, Mauritius, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, Russia, Serbia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Tanzania, Thailand, Turkey, Uganda, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia, as well as other emerging countries to the extent that foreign investors are permitted by applicable law to make such investments.

The Fund may invest in all types of emerging country fixed income securities, including the following:

•
Brady bonds (Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan) and other debt issued by governments, their agencies and instrumentalities, or by their central banks;

•	Interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers;
•	Fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper);
•	Loan participations; and/or
•	Repurchase agreements with respect to the foregoing.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated. Non-investment grade fixed income securities (commonly known as ‘‘junk bonds’’) tend to offer higher yields than higher-rated securities with similar maturities. Non-investment grade securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than more highly rated securities. The Fund may purchase the securities of issuers that are in default.

Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Although a majority of the Fund’s assets will be denominated in non-U.S. Dollars, the Fund may invest in securities denominated in the U.S. Dollar.

Additionally, the Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts, to gain exposure to certain countries or currencies.

Currently, the Sub-Adviser’s emerging markets debt strategy invests significantly in emerging market sovereign issues. As such, country selection is believed to be the most important factor in the portfolio construction process. The Sub-Adviser evaluates macro developments and assesses the net flows within countries. The next most important factor is security selection.

Analysis of emerging market debt involves an understanding of the finances, political events, and macroeconomic condition of a country. The Sub-Adviser’s research analysts analyze the ‘‘balance sheets’’ of the countries they follow. This may include evaluating factors such as balance of payments, tax revenues, and external and domestic debt. They also assess macroeconomic measures, which may include inflation, interest rates, growth prospects and monetary policy. For some emerging market debt countries, politics is the key driver of performance. As a result, the Sub-Adviser’s research analysts may spend a significant portion of their time following the political developments of the countries they cover.

Fundamental analysis is combined with valuation techniques to determine relative values of securities. Although the Sub-Adviser may believe a security is attractive from a fundamental point of view, the Sub-Adviser may not believe the price is attractive relative to other credits. As a result, even if the Sub-Adviser likes a security’s fundamentals, the Sub-Adviser may not invest in it due to its valuation. Likewise, the Sub-Adviser may believe that a certain security’s fundamentals are less positive but may invest in the security because the Sub-Adviser believes the yield offers significant compensation for the additional risk.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds. Therefore, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and sub-Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Emerging market risk
•	Non-diversification risk
•	High-yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Foreign securities risk
•	Interest rate risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Prepayment risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The Fund may invest in the aggregate up to 20% of its net assets in investments other than emerging country fixed income securities, currency investments and related derivatives, including (without limitation) emerging country equity securities and both equity securities and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Emerging Markets Debt Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, including its investment advisory affiliates, had assets under management of $753.4 billion (including seed capital and excluding assets under supervision).

In connection with GSAM’s service as sub-adviser to the Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Fund.  The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies.  GSAMI is not compensated by the Trust for these services.  GSAM, together with GSAMI and its other affiliates, determine the compensation, if any, for intercompany servicing arrangements of this sort.  GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs.  GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Samuel Finkelstein (Managing Director, Lead Portfolio Manager, Global Head of Macro Strategies).  Mr. Finkelstein joined the GSAM in 1997 as an analyst. Prior to joining the emerging market team in 2000, he worked in the fixed income risk and strategy group where he constructed portfolios and monitored risk exposure. Mr. Finkelstein became a managing director in 2005 and the Global Head of Macro Strategies in 2010.  Prior to that, he worked for one year as a foreign currency trader at the Union Bank of Switzerland.  Mr. Finkelstein earned an MBA from New York University’s Stern School of Business, and a BA in Economics and Mathematics from Yale University.

•
Ricardo Penfold (Vice President, Portfolio Manager, US and Global Fixed Income).  Mr. Penfold joined the GSAM in 2000. Prior to that he was Head of Research and Economics in Venezuela for Santander Investments and Banco Santander Central Hispano for four years.  Mr. Penfold received his BA from Boston University, and has a master degree and is a Ph.D. candidate in Economics at the University of Pennsylvania.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Mid Cap Value Fund
Class B

Investment Objective.  The investment objective of the JNL/Goldman Sachs Mid Cap Value Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  AS of November 30, 2009, the capitalization range of the Russell Midcap® Value Index was between $251 million and $13.4 billion.  Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may also invest in derivatives.

The Fund may invest in the aggregate up to 20% of its net assets in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment style value risk
•	Foreign securities risk
•	Mid-capitalization investing risk
•	Emerging markets risk
•	Derivatives risk
•	Investments in initial public offerings of securities (“IPO”s)

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Interest rate risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Mid Cap Value Fund is Goldman Sachs Asset Management, L.P. (“GSAM®”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $753.4  billion (including seed capital and excluding assets under supervision).

The Fund is managed on a team basis.  The individual members of the team, who are assisted by the Value Investment Team (“Value Team”), and are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Dolores Bamford, CFA (Managing Director) joined GSAM as a portfolio manager for the Value Team in April 2002.  Dolores is a Portfolio Manager for the US Value Team, where she has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm’s Mid Cap Value and Socially Responsible accounts.  Prior to joining GSAM, Ms. Bamford was a Portfolio Manager and Research Analyst at Putnam Investments for Value products since 1992. Ms. Bamford has 20 years of industry experience focused on value investing.  She received a BA from Wellesley College and an MS from MIT Sloan School of Management.

•
David L. Berdon (Managing Director) joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002.  Mr. Berdon is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Before joining GSAM in 2001, Mr. Berdon was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc., a Principal Consultant at Diamond Technology Partners.  Mr. Berdon has 12 years of industry experience.  He received a BA in Government and Law from Lafayette College and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

•
Andrew Braun (Managing Director, Co-Chief Investment Officer) joined the GSAM as a mutual fund product development analyst in July 1993.  Mr. Braun is Co-CIO and portfolio manager of the US Value Equity team, where he oversees the portfolio management and investment research efforts for the firm's US value equity accounts.  Mr. Braun has 18 years of industry experience and has been a member of the US Value Equity team since 1997.  He currently has research responsibility for banks, specialty finance and broker dealers.  He has also covered insurance, basic materials, environmental services and transportation stocks throughout his tenure at Goldman Sachs.  He received a BA in Economics from Harvard University and an MBA in Finance and Economics from the Stern School of Business at New York University.

•
Scott Carroll, CFA (Managing Director) joined GSAM as a portfolio manager for the Value Team in May 2002.  Mr. Carroll is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm's Mid Cap Value accounts.  Before joining GSAM in 2002, Mr. Carroll spent over five years at Van Kampen Funds, where he had portfolio management and analyst responsibilities for a Growth and Income and Equity Income funds.  Mr. Carroll has 18 years of industry experience.  He received a BS in Accounting from Northern Illinois University and an MBA from the University of Chicago Graduate School of Business.

•
Sean A. Butkus, CFA (Vice President) joined GSAM as a research analyst on the Value Team in July 2004 and became a portfolio manager in 2006.  Mr. Butkus is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Mr. Butkus joined Goldman Sachs Asset Management in 2004.  Previously, he worked on the Business Planning Team of the Investment Management Division at Goldman Sachs, providing analytical support and offering strategic advice to the division's management team.  Mr. Butkus has 12 years of industry experience.  He received a BS in Natural Science and Accounting from Muhlenberg College and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

•
Sean Gallagher (Managing Director, Co-Chief Investment Officer) joined GSAM as a research analyst in May 2000.  Mr. Gallagher is Co-CIO and portfolio manager of the US Value Equity team, where he oversees the portfolio management and investment research efforts for the firm's US value equity accounts.  Mr. Gallagher has 16 years of industry experience and has been a member of the US Value Equity team since 2000.  He currently has research responsibilities for telecommunications, media, cable and health care.  Mr. Gallagher received a BS in Finance from Drexel University and an MBA in Finance and Accounting from the Stern School of Business at New York University.

•
J. Kelly Flynn (Managing Director) joined GSAM as a portfolio manager in April 2002.  Mr. Flynn is a Portfolio Manager for the US Value Team, where he has broad research responsibilities across value the strategies.  Prior to joining GSAM in 2002, Mr. Flynn spent 3 years at Lazard Asset Management as a Portfolio Manager for Small Cap/SMID Cap Value products.  Before Lazard, Mr. Flynn was a small cap value Portfolio Manager at 1838 Investment Advisors.  Mr. Flynn has 18 years of industry experience.  He received a BA from Harvard and an MBA from the Wharton School of Business at the University of Pennsylvania.

•
John Arege, CFA (Vice President) joined GSAM as a portfolio manager on the Core Equity team in 2006 and later joined the US Value Team as a portfolio manager in 2007.  Mr. Arege is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Mr. Arege joined the Value team in 2007 as a Portfolio Manager responsible for the Insurance and Asset Management sectors for the Mid Cap and Large Cap portfolios. He joined GSAM in 2006, as a Portfolio Manager on the Core Equity team, from Merrill Lynch Investment Managers where he was a senior analyst on the Value team and was responsible for the energy and financials services sectors. Prior to that, Mr. Arege worked for Standard and Poor’s in New York. He received his B.A. from Catholic University and a Masters in Finance from Boston University. John also holds a law degree and is a CFA Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Ivy Asset Strategy Fund
Class B

Investment Objective.  The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

Principal Investment Strategies.  The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

•
“Stocks” include equity securities of all types, although the Sub-Adviser, typically emphasizes a blend of value and growth potential in selecting stocks.  Value stocks are those that the Sub-Adviser believes are currently selling below their true worth, while growth stocks are those whose earnings the Sub-Adviser believes are likely to grow faster than the economy.  The Fund may invest in the securities of any size company, including those within the small to mid-capitalization range.

•
“Bonds” include all varieties of fixed-income instruments, such as corporate debt securities, mortgage backed securities, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year.  This investment type may include a significant amount, up to 35% of the Fund’s total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor’s, a wholly-owned subsidiary of The McGraw Hill Companies, Inc. (“S&P”) or Ba and below by Moody’s Investors Service, Inc. (“Moody’s”) or unrated bonds deemed by the Sub-Adviser to be of comparable quality.

•	“Commodities” include all varieties of resources and commodities, however, the Fund will primarily invest in commodities through the purchase and sale of precious metals.

•	“Short-term instruments” include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.

Within each of these investment types, the Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

The Sub-Adviser may allocate the Fund’s investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively.  The Sub-Adviser may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks, commodities, and bonds in any fixed proportion, nor is it limited by investment style or by the issuer’s location, size, market capitalization, or industry sector.  The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Fund may invest in any market that the Sub-Adviser believes can offer a high probability of return or, alternatively, that can provide a high degree of safety in uncertain times.  Dependent on the outlook for the U.S. and global economies, the Sub-Adviser makes top-down allocations among stocks, bonds, cash, precious metals and currency markets around the globe.  After determining allocations, the Sub-Adviser seeks attractive opportunities within each market.

The Sub-Adviser may, when consistent with the Fund’s investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives).  The Sub-Adviser may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Prior Performance of a Related Fund.  The JNL/Ivy Asset Strategy Fund (“Fund”) has substantially similar investment objectives, policies and investment strategies as Ivy Asset Strategy Fund (“Related Fund”).  The Related Fund is managed by Ivy Investment Management Company, the same Sub-Adviser which manages the Fund.

The historical performance of the Related Fund is shown below and shows how this performance compares with those of a broad measure of market performance.  This performance data should not be considered as an indication of future performance of the Fund. The Related Fund performance figures shown below:

•	reflect the deduction of the historical fees and expenses paid by the Related Fund and not those paid by the Fund.

•
do not reflect Contract fees or charges  imposed by Jackson  National Life Insurance Company/Jackson National Life Insurance Company of New York.  Investors should refer to the separate account prospectus for information describing the Contract fees and charges.  These fees and charges will lower the Fund’s performance.

The Fund and the Related Fund are expected to hold similar securities.  However, their investment results are expected to differ for the following reasons:

•	differences in asset size and cash flow resulting from purchases and redemptions of the Fund shares may result in different security selections

•	differences in the relative weightings of securities

•	differences in the price paid for particular portfolio holdings

•	differences relating to certain tax matters.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical performance of the Related Fund.  It compares the Fund’s average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund’s A Share returns include the maximum sales charge for Class A shares (5.75%) and treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

Related Fund Performance For Periods Ended December 31, 2009

Average Annual Returns As Of December 31, 2009
	Related Fund (Class C)	Related Fund (Class A)	S&P 500 Index
1 year	22.84%	23.81%	26.46%
3 years	8.23%	9.04%	-5.63%
5 years	12.84%	13.68%	0.42%
10 years	9.46%	9.15%	-0.95%

* The returns shown for Class C shares are based on the performance of the Related Fund’s prior Class B shares.  On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.  The prior Class B’s performance has been adjusted to reflect the current CDSC.  Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

** Since inception: July 10, 2000

Note that the performance shown would be lower upon taking into account charges assessed in connection with a variable annuity or variable life contract.

The Adviser or its affiliates have independently verified none of the performance or expense information for the Related Fund performance.

Related Fund performance is presented net of all fees and reflects reinvestment of dividends and capital gains.  The fees deducted are higher than the expenses incurred by the Fund. If expenses of the Fund had been deducted instead, the performance results of the Related Fund would have been higher. Actual performance will vary depending on the size of the portfolio and applicable fee schedule.  Past performance does not guarantee future results.

The S&P 500 is an unmanaged index of common stock prices and includes reinvestment of dividends and capital gains.  They have been taken from public sources and have not been audited.

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base.  The Fund may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Company risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Small cap investing risk
•	Tax risk
•	U.S. Government securities risk
•	Investment value style risk
Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Ivy Asset Strategy Fund is Ivy Investment Management Company (“IICO”).  IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O.Box 29217, Shawnee Mission, Kansas 66201-9217.  IICO is a registered investment adviser with approximately $35.2 billion in assets as of December 31, 2009.

Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Fund.  Mr. Avery has been a portfolio manager for the Fund since its inception.  In June 2005, he was named Chief Investment Officer and Executive Vice President of IICO and Waddell & Reed Investment Management Company (“WRIMCO”), an affiliate of IICO.  Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994.  From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor.  He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has been a portfolio manager for the Fund since its inception.  His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors.  Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst.  In January 2003, he was appointed an investment analyst, and in June 2005, was named assistant portfolio manager funds managed by WRIMCO or IICO.  Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager.  Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas.  He is currently pursuing the Chartered Financial Analyst designation.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan International Value Fund
Class B

Investment Objective.  The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.  The Fund’s industry weightings generally approximate those of the MSCI EAFE Value Index, although it does not seek to mirror the index in its choice of individual securities.  In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear overvalued.  The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.” The Sub-Adviser considers “emerging markets” to be any market not included in the MSCI EAFE Value Index.  An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country and (ii) is organized under the laws of an emerging market.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/JPMorgan International Value Fund seeks to achieve its investment objective primarily through its stock selection process.  Using a variety of quantitative valuation techniques and based on in-house research, the Sub-Adviser ranks issuers within each industry group according to their relative value.  The Sub-Adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock's price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Investment value style risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

When-issued securities. The Fund may invest in when-issued and delayed delivery securities.  Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement.  The purchase of these securities will result in a loss if their value declines prior to the settlement date.  This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/JPMorgan International Value Fund is J.P. Morgan Investment Management Inc. (“J.P. Morgan”), with principal offices at 245 Park Avenue, New York, New York 10167. J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2009, J.P. Morgan and its affiliates had approximately $1.2 trillion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund.  The portfolio management team is led by Jeroen Huysinga, Managing Director of J.P. Morgan, and Gerd Woort-Menker, Managing Director of J.P. Morgan.  Mr. Huysinga has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1997.  Mr. Huysinga previously spent two years at Lombard Odier (UK) Ltd., where he was a Japanese equity portfolio manager. Prior to this, Mr. Huysinga held positions with the British Steel pension fund as a UK analyst and latterly a Japanese equity portfolio manager, after beginning his career at Lloyds Bank.  Mr. Huysinga obtained a B.A. in economics and international studies from the University of Warwick.  Mr. Huysinga is an Associate of the Institute of Investment Management and Research.  Mr. Woort-Menker, who is a portfolio manager on the Global Equity team and the lead manager of the team’s Value strategies, has been employed by J.P. Morgan since 1987.  Gerd Woort-Menker, managing director, is a senior portfolio manager on the Global Investment Team. Mr. Woort-Menker currently manages international and global equity portfolios; he has also managed the International Value strategy since its inception. Mr. Woort-Menker began his career at VARTA in Hanover, where he was a financial comptroller. Mr. Woort-Menker obtained a business accounting degree from Muenster University and earned an M.A. in economics from Freiburg University. He is a CFA charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan MidCap Growth Fund
Class B

Investment Objective.  The investment objective of the JNL/JPMorgan MidCap Growth Fund is to seek capital growth over the long-term.

Principal Investment Strategies.  The Fund invests primarily in common stocks of mid-cap companies which its Sub-Adviser, J.P. Morgan Investment Management Inc. (“JPMorgan”), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase.  Market capitalization is the total market value of a company’s shares.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its assets in affiliated money market funds, high-quality money market instruments or repurchase agreements.

In managing the Fund, the Sub-Adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the Sub-Adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The Sub-Adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the Sub-Adviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The Sub-Adviser may sell a security for several reasons. The Sub-Adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the Sub-Adviser may also sell a security that the Sub-Adviser no longer considers reasonably valued.

Investments in all types of foreign securities will not exceed 20% of the total assets of the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Mid-capitalization investing risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Emerging markets risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/JPMorgan MidCap Growth Fund is JPMorgan, with principal offices at 245 Park Avenue, New York, New York 10167. JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2009, JPMorgan and its affiliates had approximately $1.2 trillion in assets under management.

Christopher M.V. Jones, managing director, is the CIO of the Growth and Small Cap U.S. Equity Team.  An employee since 1982, Chris has had fund management and analytical responsibilities on the small cap team since 1986.  He has served as the team’s chief investment officer since 1993 and has headed JPMorgan’s Growth investments since 2006.  He holds an M.A. in history from Cambridge University and is a member of both the New York Society of Security Analysts and The CFA Institute.  He is a CFA charterholder.

Tim Parton, managing director, is a portfolio manager in the U.S. Equity Group.  Tim has been managing the Mid Cap Growth strategy since 2001 and the Multi Cap Growth strategy since 2005.  Tim's analytical focus is on technology, financial services, energy and industrials.  An employee since 1986, Tim has managed a variety of small and mid cap portfolios.  Tim obtained a BSc in economics and accounting from the University of Bristol.  He is a member of the New York Society of Security Analysts and the Association for Investment Management and Research.  He is also a CFA charterholder and NASD Series 66 licensed.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class B

Investment Objective.  The investment objective of the JNL/JPMorgan U.S. Government & Quality Bond Fund is to obtain a high level of current income.

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in:

(i)	U.S. treasury obligations;
(ii)	obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government;
(iii)
mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.  Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

(iv)
mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

(v)
collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government;

(vi)	repurchase agreements collateralized by any of the foregoing; and
(vii)	other investments (such as derivatives contracts) related to those listed above.

Any guarantee of the securities in which the Fund invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages.  A security issued or guaranteed by a U.S. government agency may significantly fluctuate in value, and the Fund may not receive the originally anticipated yield on the security.  Shares of the Fund are not insured or guaranteed by the U.S. government, its agencies or instrumentalities.  The Fund may also invest in high-quality corporate debt securities.

The Sub-Adviser seeks to add value by actively managing the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection.  In selecting mortgage-backed securities for the Fund, the Sub-Adviser determines a security’s average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors.  These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Interest rate risk
•	U.S. Government securities risk
•	Mortgage-backed and mortgage-related securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Prepayment risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/JPMorgan U.S. Government & Quality Bond Fund is J.P. Morgan Investment Management Inc. (“J.P. Morgan”), with principal offices at 245 Park Avenue, New York, NY 10167.  J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide.  As of December 31, 2009, J.P. Morgan and its affiliates had approximately $1.2 trillion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund.  The portfolio management team is led by Michael Sais, Managing Director of J.P. Morgan. Mr. Sais is a Fixed Income Fund Manager for the Insurance Asset Management Team responsible for managing investments consistent with the unique requirements of insurance industry clients. Additionally, he is a member of the Columbus Taxable Bond Team where he has served as lead manager for the JPMorgan Ultra Short-Term Bond Fund since 1995 and Government Bond Products since 1996.  Mr. Sais joined the firm in 1994 as a senior fixed income research analyst responsible for the valuation and analysis of the mortgage-backed securities market.  Prior to this, he served as senior investment portfolio manager of Valley National Bank of Phoenix, where he was responsible for the management of the bank’s $2.2 billion investment portfolio.  Mr. Sais began his career with Citibank in San Juan, Puerto Rico, as an asset/liability manager and eurodollar trader.  He obtained a B.S. and an M.B.A, both in finance, from Indiana University.  Mr. Sais is also a CFA charterholder and member of The CFA Institute as well as the CFA Society of Columbus.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Lazard Emerging Markets Fund
Class B

Investment Objective.  The investment objective of the JNL/Lazard Emerging Markets Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index.  The Index includes, but is not limited to, the following countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The allocation of the Fund’s assets among emerging market countries may shift from time to time based on the Sub-Adviser’s judgment and its analysis of market conditions.  However, the Fund is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  While the portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns.  However, there is a risk that these transactions may reduce returns or increase volatility.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Investment value style risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Lazard Emerging Markets Fund is Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112.  Lazard is a subsidiary of Lazard Frères & Co. LLC (“Lazard Frères”), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services.  Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

John R. Reinsberg is a Deputy Chairman with responsibility for international and global strategies. He is also a Portfolio Manager on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1981. Prior to joining Lazard in 1992, John was Executive Vice President with General Electric Investment Corporation and Trustee of the General Electric Pension Trust. He was also previously with Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. John has an MBA from Columbia University and a BA from the University of Pennsylvania. He is a member of the University of Pennsylvania School of Arts and Sciences Board of Overseers, the University of Pennsylvania Huntsman Program Advisory Board, the Board of Directors of the Alliance for Cancer Gene Therapy, the Board of Directors of The Jewish Museum, as well as the Board of Directors of the U.S. Institute (Institutional Investor).

James Donald is a Portfolio Manager/Analyst on the Emerging Markets Equity team and Head of the Emerging Markets Group. He began working in the investment field in 1985. Prior to joining Lazard in 1996, James was a Portfolio Manager with Mercury Asset Management. He has a BA (Hons) in history from the University of Western Ontario.

Rohit Chopra is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis.  He began working in the investment field in 1996. Prior to joining the Firm in 1999, Rohit was with Financial Resources Group, Deutsche Bank and Morgan Stanley, Dean Witter, Discover Company. He has a BS in Finance and Information Systems from New York University and also studied at the London School of Economics and Political Science.

Erik McKee is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on the materials and industrials sectors.  He began working in the investment field in 1996.  Prior to joining Lazard in 1999, he was with Bank of America and Unibanco in Sao Paulo, Brazil.  Erik has a BA in International Finance from Brown University. He also studied history at the Sorbonne in Paris.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Lazard Mid Cap Equity Fund
Class B

Investment Objective.  The investment objective of the JNL/Lazard Mid Cap Equity Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.  The Fund invests in 50-70 securities, with a market capitalization of between $24 million and $14.65 billion, or in the Russell MidCap® Index at the time of purchase.  The Russell MidCap® Index is composed of selected common stocks of medium-size U.S. companies.  The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. To the extent its assets are not invested in such securities, the Fund may invest in the equity securities of larger capitalization companies or investment-grade fixed-income securities.  In searching for undervalued medium capitalization stocks, the Sub-Adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The Sub-Adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell MidCap® Index.  The Sub-Adviser may sell a security for any of the following reasons:

•	Its price rises to a level where it no longer reflects value (target valuation);
•	The underlying investment assumptions are no longer valid;
•	Portfolio management changes its direction; and/or
•	External events occur (e.g., changes in regulation, taxes and competitive position).

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investments in IPOs
•	Mid-capitalization investing risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Derivatives risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Lazard Mid Cap Equity Fund is Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Frères & Co. LLC (“Lazard Frères”), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services.  Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis by Christopher Blake, Andrew Lacey and Robert A. Failla.  Mr. Lacey has been with Lazard since 1996.  He is a portfolio manager and Deputy Chairman of Lazard.  Mr. Blake has been with Lazard since 1995.  Mr. Blake is a Managing Director of Lazard.  Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively. Mr. Failla is Director and portfolio manager and has been with Lazard since 2003.  Prior to joining the Firm, Robert was associated with AllianceBernstein.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/M&G Global Basics Fund
Class B

Investment Objective.  The investment objective of the JNL/M&G Global Basics Fund is to maximize long-term capital growth.

Principal Investment Strategies.  The Fund seeks to invest in companies operating in basic industries (“primary” and “secondary” industries) as further described below and also in companies that service these industries.  The Fund may also invest in other global equities.

The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).  The Sub-Adviser seeks to identify companies that exhibit the following qualities: strong competitive edge and sustainable market share (e.g. leadership in a niche market, natural barriers to entry, technological advantage); a proven business model; financial strength (e.g. strong balance sheet, good revenue growth); and attractive valuations.  Detailed, qualitative research is used, and importance is placed upon face-to-face company meetings and visits. The visits are used to identify industry themes and trends as well as to assess the quality of the company and its management.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign securities risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/M&G Global Basics Fund is M&G Investment Management Limited (“MAGIM”) located at Laurence Pountney Hill, London EC4R 0HH.  MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Graham French, Global Fund Equity Manager, joined MAGIM in 1989 as a graduate from Durham University where he studied geography. He manages two global equity funds, including M&G’s proprietary fund, the M&G Global Basics Fund, and also an M&G fund of funds. Mr. French was instrumental in the design and development of the investment strategy of M&G’s proprietary Global Basics Fund and has managed the fund since its launch in November 2000.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/M&G Global Leaders Fund
Class B

Investment Objective.  The investment objective of the JNL/M&G Global Leaders Fund is to maximize long-term total return (the combination of income and growth of capital).

Principal Investment Strategies.  The Fund seeks to invest in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.  The Fund has a clearly defined active investment approach, focused exclusively on individual stock selection decisions and driven by fundamental company analysis.  The investment strategy of the Fund is to identify those companies and stocks that represent the best investments from the global universe of companies in all sectors, countries and size ranges.  Companies are identified by the Sub-Adviser using a comprehensive research process and the full range of the Sub-Adviser’s equity expertise. The Sub-Adviser selects the companies to include in the portfolio, supported by a risk management process designed to ensure the appropriate risks are being taken by the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign securities risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/M&G Global Leaders Fund is M&G Investment Management Limited (“MAGIM”) located at Laurence Pountney Hill, London EC4R 0HH.  MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Aled Smith joined MAGIM in December 2000 as a global equity fund manager. Before joining MAGIM, Mr. Smith worked at JP Morgan Asset Management for eight years, four of these as a specialist senior analyst for the media sector. Prior to joining JP Morgan, he was an actuarial consultant for Coopers & Lybrand from 1989 to 1992. Mr. Smith graduated from Lincoln College, Oxford University, in 1989 with a BA in mathematics. He is a CFA charterholder.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/Mellon Capital Management European 30 Fund
Class B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management European 30 Fund is to provide capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date is on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

As of February 28, 2010, the MSCI Europe Index consists of stocks from the following 16 developed markets: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.  The population of stocks is divided into the following country groupings:

1.	United Kingdom;
2.	Austria, Germany, Netherlands, Switzerland;
3.	Denmark, Finland, Norway, Sweden; and
4.	Belgium, France, Greece, Ireland, Italy, Portugal, Spain

The stocks are selected by applying the following analysis to each group on each Stock Selection Date:

•
The first screen evaluates the volatility of stocks in the population.  The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days.  The coefficient of variation is the standard deviation of a stock’s price.  Stocks with a lower coefficient of variation are considered less volatile.  The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

•
The second screen evaluates the degree of efficiency of the company’s asset management.  The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity (“FROE”) calculated as the analysts’ (independent analysts’ covering the stock) consensus estimate of each company’s earnings for the next year divided by the company’s equity.  The 60 stocks with the highest FROE are selected from each country grouping.

•
The last screen ranks companies based on a valuation model.   The Sub-Adviser allocates approximately equal amounts of the Fund’s investments to the 30 common stocks with the best valuation based on the Edward Bell Ohlson (“EBO”) valuation to price ratio.  The number of stocks selected from each country grouping is based on the aggregate market capitalization of each country grouping relative to the total market capitalization on the Stock Selection Date. The final selections from each grouping are made from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Europe Index, will be removed from the universe of securities from which the Fund’s stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.  The 5% limit is applied at the time of purchase.
Certain provisions of the 1940 Act, limit the ability of the European 30 Fund to invest more than 25% of the European 30 Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the European 30 Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Limited management, trading cost and rebalance risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Currency risk
•	European investing risk
•	Industry concentration risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management European 30 Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Pacific Rim 30 Fund
Class B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Pacific Rim 30 Fund is to provide capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date is on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

As of February 28, 2010, the MSCI Pacific Index consisted of the following 5 developed market countries: Australia, Hong Kong, Japan, New Zealand, and Singapore. The population of stocks is divided into the following country groupings:

1.	Japan; and
2.	Australia, Hong Kong, New Zealand, and Singapore

The stocks are selected by applying the following analysis to each group on each Stock Selection Date:

•
The first screen evaluates the volatility of stocks in the population.  The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days.  The coefficient of variation is the standard deviation of a stock’s price.  Stocks with a lower coefficient of variation are considered less volatile.  The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

•
The second screen evaluates the degree of efficiency of the company’s asset management.  The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity (“FROE”) calculated as the analysts’ (independent analysts covering the stocks) consensus estimate of each company’s earnings for the next year divided by the company’s equity.  The 60 stocks with the highest FROE are selected from each country grouping.

•
The last screen ranks companies based on a valuation model.   The Sub-Adviser allocates approximately equal amounts of the Fund’s investments to the 30 common stocks with the best valuation based on the Edward Bell Ohlson (“EBO”) valuation to price ratio.  Fifteen stocks are selected from each country grouping on the Stock Selection Date from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Pacific Index, will be removed from the universe of securities from which the Fund’s stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Pacific Rim 30 Fund to invest more than 5% of the Pacific Rim 30 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Pacific Rim 30 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.  The 5% limit is applied at the time of purchase.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Limited management, trading cost and rebalance risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Currency risk
•	Industry concentration risk
•	Liquidity risk
•	Market risk
•	Pacific Rim investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Pacific Rim 30 Fund is Mellon Capital, located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management S&P 500 Index Fund
Class B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500® Index.  The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in large-capitalization company securities.  The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. This approach is called “replication.”  When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the S&P 500 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 Index in proportion to the weighting in the S&P 500 Index.  To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P 500 Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between Fund and S&P 500 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 500 Index.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The S&P 500 Index. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor’s to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 Index is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks.  Each stock in the S&P 500 Index is weighted by its float adjusted market capitalization. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management S&P 500 Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P MidCap 400 Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Principal Investment Strategies.  The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P MidCap 400 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index.  The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P MidCap 400 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.  This approach is called “replication.”  When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the S&P MidCap 400 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P MidCap 400 Index in proportion to the weighting in the S&P MidCap 400 Index.  To the extent that the Fund seeks to replicate the S&P MidCap 400 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P MidCap 400 Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between the Fund and S&P MidCap 400 Index performance may be affected by changes in securities markets and changes in the composition of the S&P MidCap 400 Index.

The Fund may invest in derivatives to manage contract owner cash flows and equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Mid-capitalization investing risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The S&P MidCap 400 Index. The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor’s to capture the price performance of a large cross section of the U.S. publicly traded stock market.  Stocks included in the S&P MidCap 400 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy.  Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P MidCap 400 Index is weighted by its float adjusted market capitalization (or the stock’s price multiplied by the number of shares outstanding adjusted for float, as the S&P MidCap 400 Index is considered a capitalization-weighted index.)  The inclusion of a stock in the S&P MidCap 400 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Small Cap Index Fund
Class B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000® Index1.  The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Russell 2000 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities.  To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Small cap investing risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Russell 2000 Index. The Russell 2000 Index is composed of approximately 2000 common stocks that are selected by the Russell Investments to capture the price performance of a large cross section of the U.S. publicly traded stock market.  Stocks that are included in the Russell 2000 Index are chosen with the aim of achieving a broad representative portfolio from the various sectors of the U.S. economy.  These stocks do not necessarily represent the entire U.S. economy, as they exclude approximately 1000 large company stocks.  Stocks held in the Russell 1000 Index are excluded from the Russell 2000 Index.  The Russell 2000 Index is recognized for its emphasis towards small- and mid-size stocks, essentially the remainder of the U.S. market.  Each stock in the Russell 2000 Index is weighted by its float adjusted market capitalization (the total market value relative to the total market values of all the securities in the Russell 2000 Index).

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Small Cap Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

1 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

JNL/Mellon Capital Management International Index Fund
Class B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East (“EAFE”) Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Principal Investment Strategies.  The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE® Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.  To the extent that the Fund seeks to replicate the MSCI EAFE Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the MSCI EAFE Index may be anticipated in both rising and falling markets.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals and other receivables, and to facilitate meeting the Fund’s objectives.  For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Index investing risk
•	License termination risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The MSCI EAFE Index. The MSCI EAFE Index is comprised of common stocks including, but not limited to, the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Greece, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.  The companies within each country are selected by MSCI to capture the price performance of a large cross section of the international publicly traded stock markets.  Stocks included in the MSCI EAFE Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy.  Aggregate market value and trading activity are also considered in the selection process.  The inclusion of a stock in the MSCI EAFE Index in no way implies that MSCI, Inc. believes the stock to be an attractive investment, nor is MSCI, Inc. in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Leveraging risk
•	Liquidity risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management International Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Bond Index Fund
Class B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.  The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Principal Investment Strategies.  The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Barclays Capital U.S. Aggregate Index through statistical procedures.  Bonds are selected based on their characteristics to create a portfolio that profiles the Index.  The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed-income securities that seek to match the performance and characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices.  This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market.  Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts.  Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund’s Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund’s composition is continuously evaluated relative to the Index, and if necessary, the portfolio is rebalanced, typically using cash flows from accruals and contract owner contributions and withdrawals.

The Fund can invest in a number of different kinds of “derivative” instruments to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Index investing risk
•	Interest rate risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions
•	U.S. government securities
•	Leveraging risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Bond Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

David C. Kwan has been a Managing Director of Mellon Capital Management Corporation since 2000.  He has also been the Head of Fixed Income Management Group since 1994 and the Head of the Trading Group since 1996.  Mr. Kwan has direct oversight responsibility for all U.S. and international fixed income portfolios, and the management of the Global Opportunity Strategy.  Mr. Kwan has had various positions and responsibilities at Mellon Capital since he joined in 1990, one of which was management of the firm's Enhanced Asset Allocation Fund.  He received his M.B.A. degree from University of California at Berkeley in 1990.  Mr. Kwan has 20 years of investment experience.

Lowell Bennett has been a Managing Director of Mellon Capital Management Corporation since 2000.  Mr. Bennett joined Mellon Capital in 1997 as a Vice President and fixed income strategist.  He is responsible for the development and implementation of fixed income strategies of the company.  Prior to joining Mellon Capital, he was a fixed income strategist at Merrill Lynch.  He received his M.B.A. degree from Stanford University in 1987. Mr. Bennett has 23 years of finance and investment experience.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Global Alpha Fund
Class B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

Principal Investment Strategies.  To achieve this objective, the Fund uses a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle; typically a period of several years.  The Fund is not managed to a benchmark index.  Rather than managing to track a benchmark index, the Fund seeks to provide returns that are largely independent of market moves.

The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund’s investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.  The Fund ordinarily invests in at least three countries.  The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund’s portfolio managers to implement investment decisions quickly and cost-effectively.  The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

The Fund’s Sub-Adviser seeks to deliver value added excess returns (“alpha”) by applying a systematic, quantitative investment approach designed to identify and exploit relative misvaluations across and within global capital markets.  Active investment decisions to take long or short positions in individual country, equity, bond, and currency markets are driven by this quantitative investment process and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world.  To construct a portfolio of long and short positions, the portfolio managers calculate the expected returns for the asset classes in such countries and then evaluate the relative value of stock and bond markets across equity markets, across bond markets, and among currencies.  The portfolio managers have considerable latitude in allocating the Fund’s assets and in selecting derivative instruments and securities to implement the Fund’s investment approach, and there is no limitation as to the amount of Fund assets required to be invested in any one asset class.  The Fund’s portfolio will not have the same characteristics as its performance baseline benchmark – the Citibank 30-Day Treasury Bill Index – because the Fund seeks excess return above the benchmark.  The portfolio managers also assess and manage the overall risk profile of the Fund’s portfolio.

For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive expected returns for stocks, bonds, and currencies in each country. The models then incorporate the risk and correlation of those assets with robust risk controls in order to come up with a portfolio that is expected to produce positive returns that have a low correlation with major markets.  The portfolio managers tend to favor markets in developed countries that have attractive valuations on a risk adjusted basis.

For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among long-term government bond markets.  The most relevant long-term bond yield within each country serves as the expected return for each bond market.  The portfolio managers tend to favor developed countries whose bonds have been identified as offering greater return for bearing inflation and interest rate risks.

The portfolio managers determine the relative value of equities versus bonds within a specific country market by comparing the expected returns for the country’s equities and bonds.  When assessing the relative valuation of equity versus bond markets, the portfolio managers are measuring the “risk premium” within a country, that is, whether there is, and, if so, how much of, an increased return for having investment exposure to asset classes that are perceived to be riskier.  The portfolio managers then determine the allocation of the Fund’s assets between the country’s equity and bond markets.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy.  The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.  Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis).  These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund may “sell short” securities and other instruments that it does not own, with the intention of purchasing them back later at a lower price, enabling the fund to profit if prices fall.  The portfolio managers, however, intend to employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short.  Short-selling is considered “leverage” and involves unlimited risk.  The Fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Currency risk
•	Foreign securities risk
•	Derivatives risk
•	Interest rate risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Industry concentration risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Short sales risk
•	Tax risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Global Alpha Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Helen Potter, CFA is a Managing Director, Asset Allocation for Mellon Capital where she has managed investment portfolios since 1996.  Prior to joining Mellon Capital, Ms. Potter held research and portfolio management positions at Quantilogic Asset Management gaining extensive experience in the global asset allocation field.  Ms. Potter manages all global and domestic asset allocation products and staff.  She is responsible for articulating asset allocation strategies to clients and prospects, as well as participating in the refinement of current strategies and the development of new strategies.

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 11 years of investment experience and has been with Mellon Capital for 10 years.  In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Dagioglu co-manages a team of portfolio managers implementing the firm’s global asset allocation strategies.  He is responsible for the design and implementation of global portfolio management analytical systems.  Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 17 years of investment experience and has been with Mellon Capital for 11 years.  In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies.  Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Oppenheimer Global Growth Fund
Class B

Investment Objective.  The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

Principal Investment Strategies.  The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries.  As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States).  Typically, the Fund invests in a number of different countries.

The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-cap growth oriented companies worldwide.
•	Companies that stand to benefit from global growth trends at attractive valuations.
•	Businesses with strong competitive positions and high demand for their products or services.
•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns or to try to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Cyclical opportunities risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Security selection criteria. In selecting securities for the Fund, the Fund’s portfolio manager looks primarily for foreign and U.S. companies with high growth potential.  The portfolio manager uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.  The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing.  The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-capitalization growth-oriented companies worldwide;
•	Companies that stand to benefit from global growth trends;
•	Businesses with strong competitive positions and high demand for their products or services; and/or
•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors.  The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Emerging market risk
•	Growth investing risk
•	Industry concentration risk
•	Leveraging risk
•	Mid-capitalization investing risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Oppenheimer Global Growth Fund is OppenheimerFunds, Inc. (“Oppenheimer”), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

The portfolio manager of the Fund is Rajeev Bhaman, Senior Vice President of Oppenheimer.  He is the person principally responsible for the day-to-day management of the Fund's portfolio.  Mr. Bhaman has been a manager of the Fund since August 2004 and a Portfolio Manager at Oppenheimer since January 1997.  Prior to joining Oppenheimer in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.  Mr. Bhaman holds a B.A. and an M.B.A. from Cornell University as well as an M.B.A. in International Business from Katholieke Universiteit te Leuven in Belgium.  He has earned the right to use the Chartered Financial Analyst designation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PAM Asia ex-Japan Fund
Class B

Investment Objective.  The investment objective of the JNL/PAM Asia ex-Japan Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective of long-term capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintains their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer’s most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region. The Asia ex-Japan region includes, but is not limited to, the following countries: Korea; Taiwan; Hong Kong; Philippines; Thailand; Malaysia; Singapore; Indonesia; People’s Republic of China; India; Pakistan and Vietnam.  The Fund may also invest in depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns, or for efficient portfolio management or for hedging purposes.  It does not currently invest in derivatives to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Asia ex-Japan concentration risk
•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Cyclical opportunties risk
•	Derivatives risk
•	Investments in IPOs
•	Investment value style risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser for the JNL/PAM Asia ex-Japan Fund is Prudential Asset Management (Singapore) Limited (“PAM Singapore”), located at 30 Cecil Street, #20 – 01 Prudential Tower, Singapore 049712.  PAM Singapore is an affiliate of the investment adviser to the Trust and is an indirect wholly owned subsidiary of Prudential plc (the “Group”), a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Kannan Venkataramani is a Investment Director at PAM Singapore and manages a wide range of regional products for retail and institutional clients.  Kannan joined PAM Singapore in February 2007.  Kannan joined the Hong Kong affiliate of PAM Singapore in 2002, where he covered India, Indonesia, the Philippines and Taiwan and also managed several country-focused and regional portfolios.  Prior to joining the Hong Kong affiliate of PAM Singapore, Kannan was a Portfolio Manager at the Group’s asset management joint venture in India, focusing on the Indian equities market.  Kannan has over 14 years of investment experience.  Kannan has a MBA (post graduate Diploma in Management) from the prestigious Indian Institute of Management, Ahmedabad, India and a degree in Electronic and Communication Engineering from Anna University India.  He is also a Chartered Financial Analyst (CFA) Charterholder.  Kannan has been the portfolio manager since the Fund’s inception.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Trust’s Semi-Annual Report for the fiscal year ended June 30, 2009.

JNL/PAM China-India Fund
Class B

Investment Objective.  The investment objective of the JNL/PAM China-India Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.  In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The investments of the Fund include, but are not limited to, listed securities in the regulated market, which operates regularly and is recognized, depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns, or for efficient portfolio management or for hedging purposes.  It does not currently invest in derivatives to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	China and India country specific risks
•	Credit risk
•	Currency risk
•	Foreign securities risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Cyclical opportunties risk
•	Derivatives risk
•	Emerging markets risk
•	Investments in IPOs
•	Investment value style risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser for the JNL/PAM China-India Fund is Prudential Asset Management (Singapore) Limited (“PAM Singapore”), located at 30 Cecil Street, #20 – 01 Prudential Tower, Singapore 049712.  PAM Singapore is an affiliate of the investment adviser to the Trust and is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

DR Rao has been an Investment Director at PAM Singapore since February 2007 and specializes in Indian equities.  In June 2005, Mr. Rao joined the Hong Kong affiliate of PAM Singapore as Portfolio Manager.  From August 2002 until June 2005, he was at the Abu Dhabi Investment Authority as an Analyst from August 2002 through June 2003 and as a Senior Analyst from June 2003 through June 2005, managing an Indian equities portfolio.  He has over 14 years of investment experience.  Mr. Rao holds a Post Graduate Diploma in Management (MBA equivalent) from the Indian Institute of Management, Calcutta, India and graduated from Osmania University, Hyderabad, India with a Bachelor of Electrical Engineering degree.  He is also a Chartered Financial Analyst (CFA) Charterholder.  Mr. Rao has been the portfolio manager since the inception of the Fund.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Trust's Semi-Annual Report for the fiscal year ended June 30, 2009.

JNL/PIMCO Real Return Fund
Class B

Investment Objective.  The investment objective of the JNL/PIMCO Real Return Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Principal Investment Strategies.  The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.  The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.  The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.  The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index.  For these purposes, in calculating the Fund's average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.  The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.  The Fund is non-diversified, which means it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

The Fund may invest all of its assets in derivative instruments, such as futures, options, forward contracts or swap agreements, or in mortgage or asset-backed securities.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments”, which as used by this Fund include:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, and event-linked bonds:
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements and reverse repurchase agreements;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Non-diversification risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Emerging markets risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Investment strategy risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Portfolio turnover
•	Prepayment risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PIMCO Real Return Fund is Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”).  Allianz SE is the indirect owner of AGI LP.  Allianz SE is an European-based, multinational insurance and financial services holding company. As of December 31, 2009, PIMCO had assets under management of $1,000.1 billion.

Mihir Worah is an Executive Vice President, portfolio manager, and member of the government and derivatives desk.  Since November 2007, Mr. Worah has been primarily responsible for the day-to-day management of the Fund.  He joined PIMCO in 2001 as a member of the analytics team and worked on term structure modeling and options pricing.  Previously, Mr. Worah was a post-doctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. He has a Ph.D. in theoretical physics from the University of Chicago and is the author of numerous scientific papers.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PIMCO Total Return Bond Fund
Class B

Investment Objective.  The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality.  The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.  The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.  The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments”, which as used in this Prospectus includes:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, event-linked bonds;
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements and reverse repurchase agreements;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Investment strategy risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund seeks to consistently add value relative to the Barclays Capital U.S. Aggregate Bond Index, while keeping risk equal to or less than that index.  In managing the Fund, the Sub-Adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Barclays Capital U.S. Aggregate Bond Index.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Emerging market risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Portfolio turnover
•	Prepayment risk
•	Short sales risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PIMCO Total Return Bond Fund is Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”).  Allianz SE is the indirect owner of AGI LP.  Allianz SE is an European-based, multinational insurance and financial services holding company. As of December 31, 2009, PIMCO had assets under management of $1,000.1 billion.

William H. Gross, CFA, managing director, portfolio manager, and chief investment officer, was a founding partner of PIMCO in 1971. Mr. Gross has had responsibility for the day-to-day management of the Fund since the inception of the Fund.  Mr. Gross has over thirty years of investment experience and is the author of Bill Gross on Investing. Mr. Gross has a bachelor's degree from Duke University and an MBA from the UCLA Graduate School of Business.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America High Yield Bond Fund
Class B

Investment Objective.  The investment objective of the JNL/PPM America High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  For purpose of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, including credit default swaps.  The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum.

In light of the risks associated with such securities, the Sub-Adviser takes various factors into consideration in evaluating the creditworthiness of an issuer.  For corporate debt securities, these typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. With respect to derivative instruments, the Sub-Adviser also takes into consideration the credit-worthiness of the counterparty to the transaction.  For sovereign debt instruments, these typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history.  The Sub-Adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the Sub-Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service.  The Fund’s ability to achieve its investment objectives may be more dependent on the Sub-Adviser’s credit analysis than would be the case if it invested in higher quality debt securities.

In pursuing the Fund’s secondary objective of capital appreciation, the Sub-Adviser looks for those companies that the Sub-Adviser believes have the highest potential for improving credit fundamentals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Derivatives risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Foreign securities. The Fund may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed-income securities of foreign corporate issuers.

Zero-coupon, pay-in-kind, and deferred payment securities. The Fund may invest without limit in zero coupon securities, pay-in-kind bonds and deferred payment securities, which involve special risk considerations.  In particular, zero coupon securities fluctuate more in value in response to a change in interest rates than do bonds that pay current interest.

Loans, Equipment Leases, Trust Certificates and Limited Partnership Interests. The Fund may invest in fixed- and floating-rate loans, including loan participations and assignments.  The Fund may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnership interests.

Equity securities. The Fund may also invest up to 20% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit), typically equity investments acquired as a result of purchases of fixed-income securities.

Portfolio maturity. The Sub-Adviser has discretion to select the range of maturities of the fixed-income securities in which the Fund may invest.  The Sub-Adviser anticipates that, under current market conditions, the Fund will have average portfolio life of 6 to 12 years.  However, the average portfolio life may vary substantially from time to time depending on economic and market conditions.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Emerging market risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America High Yield Bond Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Anthony Balestrieri, Senior Managing Director and Scott B. Richards, Senior Managing Director, manage the assets of the Fund. Mr. Balestrieri and Mr. Richards review portfolio holdings, discuss purchase and sale activity, and adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. As of December 31, 2009, PPM’s Public Fixed Income Group managed approximately $47.3 billion in assets, including approximately $5.9 billion in high yield bond assets for various institutional clients based in the U.S. and abroad. Mr. Balestrieri and Mr. Richards share the ultimate decision making responsibility for the portfolio determinations.

Anthony Balestrieri is a Senior Managing Director and Portfolio Manager of PPM, and is responsible for managing or supervising over $23 billion in public investment grade, high yield, securitized and other fixed income investments. Mr. Balestrieri has over twenty-one years of investment industry experience. From May 1998 until to joining PPM in June 2003, Mr. Balestrieri was Director of Fixed Income at Merrill Lynch Investment Managers, where he was responsible for the oversight of $16 billion in institutional fixed income assets. Prior to May 1998, Mr. Balestrieri was a Senior Vice President at Mitchell Hutchins Asset Management responsible for the Short-Term Strategies Group. Mr. Balestrieri earned a B.A. in Economics and Business/Government and Law from Lafayette College. Mr. Balestrieri has been the portfolio manager since April 30, 2007.

Scott B. Richards is a Senior Managing Director and Portfolio Manager, and is responsible for managing over $2.3 billion in high yield assets for PPM clients.  Mr. Richards has over twenty-six years of investment experience, and joined PPM in June 2008. Prior to joining PPM, Mr. Richards was Senior High Yield Portfolio Manager responsible for all global below investment grade securities for State Street Global Advisers. Prior to joining State Street Global Advisers in October 2006, Mr. Richards was a senior portfolio manager and co-head of high yield at MFS Investment Management and, prior to 2004, Mr. Richards was head of the high yield group at Liberty Funds, a portfolio manager at State Street Research, and an analyst and director of high yield research at Wellington Management Company.  Mr. Richards earned a B.A. in Applied Economics from Cornell University and a M.B.A. from the Amos Tuck School at Dartmouth, and is a Chartered Financial Analyst.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America Mid Cap Value Fund
Class B

Investment Objective.  The investment objective of the JNL/PPM America Mid Cap Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell MidCap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are under priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Mid Cap Value Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund.  All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $20 million in large cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.   Mr. Brody has been the portfolio manager since the inception of the Fund.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM’s Equity products.  Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since the inception of the Fund.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group.  Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been the portfolio manager since the inception of the Fund.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team.  Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America Small Cap Value Fund
Class B

Investment Objective.  The investment objective of the JNL/PPM America Small Cap Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are under priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Small Cap Value Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund.  All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $89 million in small cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.   Mr. Brody has been the portfolio manager since the inception of the Fund.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM’s Equity products.  Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since the inception of the Fund.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group.  Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been the portfolio manager since the inception of the Fund.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team.  Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America Value Equity Fund
Class B

Investment Objective.  The investment objective of the JNL/PPM America Value Equity Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.  For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Investment value style risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Value Equity Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606. As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $3.3 billion in large cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.   Mr. Brody has been the portfolio manager since January 16, 2007.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM’s Equity products.  Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since January 16, 2007.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group.  Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been the portfolio manager since January 16, 2007.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team.  Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Red Rocks Listed Private Equity Fund
Class B

Investment Objective.  The investment objective of the JNL/Red Rocks Listed Private Equity Fund is to seek to maximum total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicles whose purpose is to invest in privately held companies.

The Sub-Adviser selects investments from the private equity company universe using quantitative and qualitative historical results and commonly used financial measurements such as:  price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis.  In addition, the Sub-Adviser observes the depth and breadth of company management, including management turnover.  The Sub-Adviser looks to allocate the portfolio amongst industry sectors, geographic locations, stage of investment, vintage year and capital structures.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Liquidity risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Industry concentration risk
•	Managed portfolio risk
•	Market risk
•	Private equity risk
•	Sector risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Red Rocks Listed Private Equity Fund is Red Rocks Capital LLC (“RRC”) located at 25188 Genesee Trail Road, Suite 250, Golden, Colorado 80401.  RRC is the creator, manager and owner of the Listed Private Equity Index, International Listed Private Equity Index and Global Listed Private Equity Index.  RRC also has extensive investment experience and has developed proprietary research on the universe of Listed Private Equity Companies.

Adam Goldman, Portfolio Manager of the Fund, is a Co-Founder and Managing Director of Red Rocks Capital LLC, from 2003 to the present.  Previously, he served as a General Partner and Managing director in four separate venture funds with Centennial Ventures, Denver, Colorado, investing and managing approximately $1 billion in committed capital from 1992 through 2002.

Mark Sunderhuse, Portfolio Manager of Fund, is a Co-Founder and Managing Director of Red Rocks Capital LLC, from 2003 to the present.  Previously, he was a Portfolio Manager and Partner with Berger Financial, in Denver, Colorado, from 1998 – 2001.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/Select Balanced Fund
Class B

Investment Objective.  The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.  Changes between the two asset classes will generally be made gradually based on the managers’ long-term perspective and assessment of business, economic, and market projections.

In choosing equity securities, the Sub-Adviser employs a “bottom-up” stock selection process that utilizes proprietary fundamental research to identify primarily large capitalization companies with a value orientation or out of favor growth stocks.  The Fund typically focuses on dividend-paying companies.

With respect to fixed-income investments, the Fund emphasizes investment-grade, fixed-income securities, including obligations of the U.S. government and its agencies, corporate bonds, taxable municipal bonds, asset-backed securities, and mortgage-backed securities.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities. Generally the foreign fixed income securities in which the Fund will invest will be dollar denominated bonds issued by foreign governments and corporations.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Foreign securities risk
•	Interest rate risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Prepayment risk
•	U.S. Government securities risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

Edward P. Bousa, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the equity component of the Fund since October 2004. Mr. Bousa joined Wellington Management as an investment professional in 2000.

John C. Keogh, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income component of the Fund since October 2004.  Mr. Keogh joined Wellington Management as an investment professional in 1983.

Christopher L. Gootkind, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the corporate portion of the fixed income component of the Fund since February 2006.  Mr. Gootkind joined Wellington Management as an investment professional in 2000.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Select Money Market Fund
Class B

Investment Objective.  The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Principal Investment Strategies.  The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including:

•	Obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments;
•	Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions;
•	Commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities);
•	Obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and
•	Repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.  Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the fund itself.  In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The Sub-Adviser’s investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund’s overall weighted average maturity. The overall weighted average maturity of the Fund’s investments is 60 days or fewer.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The Fund may invest more than 25% of its assets in the banking industry.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Risk of investment in banking industry
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Dividends:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00.  The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day.  If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive.  The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class.  For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “PURCHASES, REDEMPTIONS AND PRICING OF SHARES” in the SAI.  For a description of the allocation of expenses among fund share classes, see “Classes of Shares and Distribution Plans” in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00.  When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses.  In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser.  The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Select Value Fund
Class B

Investment Objective.  The investment objective of the JNL/Select Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.  Foreign securities include (1) companies organized outside of the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States.  Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks. The Fund’s investment approach is based on the fundamental analysis of companies with large market capitalizations and estimated below-average valuation ratios.  Fundamental analysis may include the assessment of company-specific factors such as its business environment, management quality, financial statements and outlook, dividends and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals.  Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions, but which the Sub-Adviser believes provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. Limited consideration is given to macroeconomic analysis in establishing sector and industry weightings.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the Fund since October 2004.  Ms. Grimes joined Wellington Management as an investment professional in 1995.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008.  Prior to joining Wellington Management in 2006, Mr. Link worked for Deutsche Asset Management in New York where he was the lead portfolio manager for various technology sector funds and manager of a team of globally-based technology analysts (2004 – 2006).

W. Michael Reckmeyer, III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008.  Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Established Growth Fund
Class B

Investment Objective.  The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing primarily in common stocks.   The Fund concentrates its investments in well-established growth companies.  The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  The Sub-Adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives.  The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Counterparty and settlement risk
•	Investment growth style risk
•	Emerging markets risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/T. Rowe Price Established Growth Fund invests most of its assets in common stocks of U.S. companies.  However, the Fund may invest in other securities, including foreign securities, convertible securities, warrants, preferred stocks and corporate and government debt obligations, in keeping with Fund objectives.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Currency risk
•	Derivatives risk
•	Growth investing risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Established Growth Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. P. Robert Bartolo is chairman of the Committee, and has day-to-day portfolio management responsibilities over the Fund.  Mr. Bartolo joined T. Rowe Price in 2002. He is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a portfolio manager in the Equity Division.  He is an executive vice president and chairman of the Investment Advisory Committee of the T. Rowe Price Growth Stock Fund.  Prior to 2002, he was director of finance for MGM Mirage, Inc.  Mr. Bartolo earned a B.S. in Accounting, cum laude, from the University of Southern California and an M.B.A. from the Wharton School of the University of Pennsylvania.  He is a Certified Public Accountant and also has earned the Chartered Financial Analyst accreditation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Mid-Cap Growth Fund
Class B

Investment Objective.  The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the Sub-Adviser expects to grow at a faster rate than the average company.  The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the Russell MidCap® Growth Index.  The market cap of companies in the Fund’s portfolio and the Russell MidCap® Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range.  In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.  The Fund may also invest up to 25% of its assets in foreign securities.

Stock selection is based on a combination of fundamental bottom-up analysis in an effort to identify companies with superior long-term appreciation prospects.  In addition, a portion of the portfolio will be invested using T. Rowe Price’s fundamental research.  The Portfolio will be broadly diversified, and this should help to mitigate the downside risk attributable to any single poorly-performing security on overall fund performance.

As Sub-Adviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

•	A demonstrated ability to consistently increase revenues, earnings and cash flow;
•	Capable management;
•	Attractive business niches and operate in industries experiencing increasing demand;
•	A sustainable competitive advantage;
•	Proven products or services; or
•	Stock prices that appear to undervalue their growth prospects.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may also invest in securities other than U.S. common stocks, including foreign securities (up to 25% of its assets, excluding reserves), futures and options, convertible securities, and warrants, in keeping with Fund objectives.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Brian W.H. Berghuis.  Brian W.H. Berghuis, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Mid-Cap Growth Fund.  He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Equity Division.  He is President of the T. Rowe Price Mid-Cap Growth Fund and Chairman of the fund’s Investment Advisory Committee.  He joined the firm in 1985.  Brian earned an A.B. from Princeton University and an M.B.A. from Harvard Business School.  He is a past President of the Baltimore Security Analysts Society.  Brian has also earned the Chartered Financial Analyst accreditation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
Class B

Investment Objective.  The investment objective of the JNL/T. Rowe Price Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Principal Investment Strategies.  The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three (3) years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.  The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase.  Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices and yields of the various securities.  For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund’s program) that would provide higher yields and appreciation potential.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.  Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies.  Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions).  Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Interest rate risk
•	Mortgage-backed and mortgage-related securities risk
•	Derivatives risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Foreign securities risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Edward A. Wiese.  Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund’s investment program.  Mr.Wiese has been chairman of the committee since 2009.  Since joining T. Rowe Price in 1984, Mr. Wiese’s responsibilities have included managing multi-currency portfolios in London, managing the firm’s taxable money market funds and overseeing the development and management of synthetic Guaranteed Investment Contract products.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Value Fund
Class B

Investment Objective.  The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued.  Income is a secondary objective.

Principal Investment Strategies.  In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund’s Sub-Adviser regards as undervalued.  Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies.  The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation.  In selecting investments, the Sub-Adviser generally looks for the following:

•	Low price/earnings, price/book value, price/sales or price/cash flow ratios relative to the S&P 500 Index, the company’s peers, or its own historic norm;

•	Low stock price relative to a company’s underlying asset values;

•	Companies that may benefit from restructuring activities; and

•	A sound balance sheet and other positive financial characteristics.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Mid-capitalization investing risk
•	Small cap investing risk
•	Investment value style risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Other investments. Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund’s investment program.  These may include:

•	Futures and options;
•	Preferred stocks;
•	Convertible securities and warrants ;
•	Fixed income securities, including lower quality (high-yield, high-risk bonds) commonly referred to as “junk bonds” (up to 10% of total assets), and bank debt
•	Hybrid instruments (up to 10% of total assets) which combine the characteristics of securities, futures and options ; and
•	Private placements.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Derivatives risk
•	Leveraging risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.   The Sub-Adviser to the JNL/T. Rowe Price Value Fund is T. Rowe Price Associates, Inc.  (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee.  John Linehan, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Value Fund.  He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.  He is also a Portfolio Manager in the Equity Division.  John is President of the T. Rowe Price Value Fund and Chairman of the fund’s Investment Advisory Committee.  John joined the firm in 1998 and has nine years of previous investment experience at Bankers Trust and E.T. Petroleum.  He earned a B.A. from Amherst College and an M.B.A. from Stanford University where he was the Henry Ford II Scholar, an Arjay Miller Scholar, and the winner of the Alexander A. Robichek Award in Finance.  He has also earned the Chartered Financial Analyst accreditation.

Effective December 31, 2009, Mark S. Finn will replace Mr. Linehan as Chairman of the Investment Advisory Committee.  Mr. Finn joined T. Rowe in 1990 and his investment experience dates from 1998.  Mr. Linehan will remain a member of the Fund’s Investment Advisory Committee.  Mark Finn is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is a research analyst in the U.S. Equity Division specializing in electric and power generation utilities and coal. Mark is a vice president and Investment Advisory Committee member of the Equity Income Fund, New Era Fund, Capital Appreciation Fund, Capital Opportunity Fund, and Mid-Cap Value Fund. In 2005, he transferred to Equity from T. Rowe Price’s Fixed Income Division where he also covered utilities and power generation. From 1998 to 2001, Mark worked with the T. Rowe Price Recovery Fund team where he evaluated financially distressed companies. He began his career with the firm in 1990 in the Finance Division where he served as controller of T. Rowe Price Investment Services, Inc., and as the principal accounting officer for the T. Rowe Price Realty Income Funds. Prior to joining the firm, Mark had five years of auditing experience with Price Waterhouse LLP where he worked on engagements for both public and private companies. Mark earned a B.S. from the University of Delaware and has obtained the Chartered Financial Analyst and Certified Public Accountant accreditations.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Competitive Advantage Fund
Class B

Investment Objective.  The investment objective of the JNL/S&P Competitive Advantage Fund is capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.  In selecting the companies, SPIAS looks for the 30 companies ranked by return on invested capital and lowest market-to-book multiples, as determined by the criteria below.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identifying trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS excludes stocks with a S&P Quality Rank of B- or lower; and then,
•	Of the remaining, SPIAS selects the top 50 stocks as ranked by return on invested capital; and then,
•	SPIAS selects the 30 stocks with the lowest price to book multiple.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Dividend Income & Growth Fund
Class B

Investment Objective.  The investment objective of the JNL/S&P Dividend Income & Growth Fund is primarily capital appreciation with a secondary focus on current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies, determined by the criteria below, that have the highest indicated annual dividend yields (“Dividend Yield”) within their sector.  The three stocks with the highest Dividend Yield, determined by the criteria below, are selected from each of 10 economic sectors in the S&P 500.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•
First, from the companies included in the S&P 500 Index, SPIAS selects stocks with an S&P Quality Rank of B+ or better and an S&P Credit Rating of BBB+ or better.  If a total of thirty stocks do not pass the screens in a particular sector, the S&P Credit Rating hurdle will be lowered until a total of 30 stocks qualify; and then

•	SPIAS selects from each of ten economic sectors in the S&P 500 the three stocks with the highest Dividend Yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Intrinsic Value Fund
Class B

Investment Objective.  The investment objective of the JNL/S&P Intrinsic Value Fund is capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), companies with positive free cash flows and low external financing needs.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, excluding financial companies, SPIAS selects stocks with a S&P Quality Rank of B or better and a S&P Credit Rating of BB- or better; and then
•	SPIAS selects only those stocks with a positive value of free cash flow; and then
•	SPIAS selects only those stocks with a decreasing amount of shares outstanding; and then
•	SPIAS selects the top 30 stocks as measured by highest free cash flow yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105 Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Total Yield Fund
Class B

Investment Objective.  The investment objective of the JNL/S&P Total Yield Fund is capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies determined by the criteria below, that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders).  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.  It is expected that the strategy will tend to select mid- and small-capitalization stocks of the S&P 500.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS selects stocks with a S&P Quality Rank of B or better; and then
•
SPIAS selects the 30 stocks with the highest S&P Total Yield.  S&P Total Yield is defined by taking the sum of the cash dividend, net cash used for stock repurchases and net cash used to retire debt divided by the company’s market capitalization.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2009.

Master-Feeder Structure

Each of the JNL/American Funds Blue Chip Income & and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth & Income Fund, JNL/American Funds International Fund, and JNL/American Funds New World Fund (the “Feeder Funds” or “Funds”), operates as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, each feeder fund invests in a single registered investment company referred to as a “master fund.” The master fund purchases and manages a pool of investment securities.  Each Feeder Fund’s investment objective and restrictions are the same as its corresponding master fund.  Each master fund is a series of American Funds Insurance Series® (“AFIS” or “Master Funds”).  This structure differs from the other Funds of the Trust, and other investment companies that invest directly in securities and are actively managed.

The Board considered that each Feeder Fund will bear its own operating expenses as well as its pro rata share of its corresponding Master Fund’s fees and expenses.  Because each Fund invests all or substantially all of its assets in a Master Fund, its shareholders will bear the fees and expenses of both the Fund and the Master Fund in which it invests. Thus, the Fund’s expenses could be higher than those of other mutual funds which invest directly in securities.  Each Master Fund may have other shareholders, each of whom, like each Fund, will pay their proportionate share of the Master Fund’s expenses. Each Master Fund may also have shareholders that are not Feeder Funds, but are separate accounts of insurance companies or qualified retirement plans.  The expenses and, correspondingly, the returns of the other shareholders of the Master Funds may differ from those of the Funds.  The Master Funds pay distributions to each Master Fund shareholder, including the Funds.  Also, a large-scale redemption by another feeder fund or any other large investor may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund and other shareholders, including the applicable Fund.

Under the master/feeder structure, each Fund may withdraw its investment in the corresponding Master Fund if the Board determines that it is in the best interest of the Fund and its shareholders to do so.  The Master Fund may fulfill a large withdrawal by a distribution in-kind of portfolio securities, as opposed to a cash distribution.  A Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity, having JNAM manage the Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of each Fund’s assets in its corresponding Master Fund is not a fundamental investment policy of any Fund and a shareholder vote is not required for any Fund to withdraw its investment from its corresponding Master Fund.

Capital Research and Management CompanySM (“CRMC”) serves as investment adviser to the Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Funds’ prospectus. The prospectus for each Master Fund is delivered together with this prospectus.

Each Feeder Fund’s master fund is listed below:

JNL Series Trust Feeder Fund	American Funds Master Fund

JNL/American Funds Blue Chip Income and Growth Fund	Blue Chip Income and Growth Fund (Class 1 shares)
JNL/American Funds Global Bond Fund	Global Bond Fund (Class 1 shares)
JNL/American Funds Global Small Capitalization Fund	Global Small Capitalization Fund (Class 1 shares)
JNL/American Funds Growth-Income Fund	Growth-Income Fund (Class 1 shares)
JNL/American Funds International Fund	International Fund (Class 1 shares)
JNL/American Funds New World Fund	New World Fund® (Class 1 shares)

Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Funds’ prospectus. The summary prospectus for each Master Fund is delivered together with this prospectus.  To obtain a copy of the statutory prospectus for each Master Fund, you may go to www.americanfunds.com/afis, call 1-800-421-9900 ext. 65413, or e-mail us at afisclass1@americanfunds.com.

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s semi-annual and annual report available upon request at 1-800-873-5654.

More About The Funds

The investment objectives of the respective Funds are not fundamental and may be changed by the Trustees without shareholder approval.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Funds to invest in investment companies to the extent permitted under the 1940 Act, including unaffiliated money market funds.  Under the relief, a Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are money market funds managed by the Trust’s investment adviser or its affiliates.  As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees. The Funds have received exemptive relief from the SEC permitting them to invest up to 25% in an affiliated money market fund.

Certain Funds state in the description of their investment strategies that they may invest in futures contracts in certain circumstances.  The Fund’s use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool.  JNAM and the Sub-Advisers have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, they are not subject to registration or regulation as pool operators under that Act.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

For Each of the JNL/Mellon Capital Management Sub-Advised Funds (excluding the JNL/S&P Funds co-Sub-Advised Funds).  The Sub-Adviser is a subsidiary of The Bank of New York Mellon Corporation, the owner of a number of asset managers and a diversified global financial institution.  Through this ownership structure and through other entities owned by the Sub-Adviser’s direct and indirect owners, the Sub-Adviser has various financial industry affiliations.  As a result of the business activities of the Sub-Adviser and its affiliates, the Sub-Adviser may be prohibited or limited from effecting transactions on behalf of the Fund due to rules in the marketplace in which the Sub-Adviser trades, foreign laws or the Sub-Adviser’s own policies and procedures.  By way of illustration only, in certain cases, the Sub-Adviser may face trading limitations or prohibitions because of aggregation issues due to its relationships with affiliated investment advisory firms, position limits imposed by regulators or foreign laws such as mandatory takeover offer requirements (which it will need to avoid).  However, if the Sub-Adviser cannot invest in a security directly, the Fund may, instead, invest in the relevant American Depositary Receipt (ADR).  In any case, the Fund may invest in securities of affiliates of the Fund and the Sub-Adviser to the extent permissible under applicable U.S. laws and regulations.

Portfolio Turnover. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

Derivatives Risk.  As an open-end investment company registered with the SEC a Fund is subject to the Federal Securities Laws including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions with respect to certain kinds of derivatives, a Fund must “set aside” (referred to sometimes as “asset segregation” or “coverage”) liquid assets, or engage in other SEC or staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to set aside liquid assets in an amount equal to a Fund’s daily marked – to market (net) obligations, if any (i.e., a Fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. The use of leverage involves certain risks. See below for leveraging risk. A Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

The Funds enter into certain kinds of derivative transactions that involve obligations to make future payments to third parties.  These transactions include, but are not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when issued or delayed delivery basis, or reverse repurchase agreements.  In this connection, the Funds may be required to “set aside” or segregate liquid assets, or engage in other measures, to cover open derivatives positions, in accordance with federal securities laws, rules thereunder, or interpretations thereof, including positions that the SEC or its staff have taken.  In such situations, the Funds set aside liquid assets on either of two bases.  Where a derivatives contract does not require cash settlement, the Funds must set aside liquid assets on the basis of the contracts full notional value.  Where a derivatives contract does require cash settlement, the Funds are permitted to set aside assets on the basis of daily marked-to-market net obligations (i. e., a Fund’s daily net liability or unrealized loss, if any), rather than the contract’s full notional value.  In the latter situation, a Fund may employ leverage to a greater extent than under the former situation.  Each Fund reserves the right to change its procedures for setting aside assets in order to comply with any change in governing law, rules, interpretations, or SEC or SEC staff positions.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit that meet certain guidelines. Cash collateral may be invested by a Fund in money market investments or short-term liquid investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent. There is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Recent Market Events.  Over the last several years, domestic and international markets have experienced acute turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. In addition, many governments throughout the world responded to the turmoil with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. These market conditions and continuing economic risks add significantly to the risk of short-term volatility in the Funds.

Regulatory Inquiries and Pending Litigation

JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/AIM Large Cap Growth Fund, and JNL/AIM Small Cap Growth Fund

Civil lawsuits, including regulatory proceedings and purported class action and shareholder derivative suits against certain AIM Funds, INVESCO Funds Group, Inc (IFG) (the former investment advisor to certain AIM Funds), Invesco Advisers, Inc. (Invesco), Invesco Aim Distributors, Inc.  (Invesco Aim Distributors) (the distributor of the AIM Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things:  (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM Funds, IFG, Invesco Advisers, Inc., Invesco Aim Distributors and/or related entities and individuals in the future.  You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, at www.invescoaim.com.

JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, and JNL/Franklin Templeton Small Cap Value Fund

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (“Advisers”) (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission (“SEC”) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds.  Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant.  Such a distribution plan has been prepared and submitted to the SEC for approval. On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement.  Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC’s findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country.  Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the “Judicial Panel”) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled “In re Mutual Funds Investment Litigation” (the “MDL”).  The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (“Distributors”) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC’s investigation concerning marketing support payments to securities dealers who sell fund shares.  In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC’s order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of federal securities and state laws relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website.  Any further updates on these matters will be disclosed on Franklin Resources, Inc.’s website at franklintempleton.com under “Statement on Current Industry Issues.”

JNL/Oppenheimer Global Growth Fund

During 2009, a number of lawsuits have been filed in federal courts against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc. (“OFDI”), and certain Oppenheimer mutual funds (“Defendant Funds”) advised by OFI and distributed by OFDI (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers and trustees and former trustees of the respective Defendant Fund. The plaintiffs are seeking class action status on behalf of those who purchased shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.

A lawsuit has been brought in state court against OFI, OFDI and another subsidiary of OFDI, on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against OFI and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust.  All of these lawsuits allege breach of contact, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorney’s fees and litigation expenses. An agreement in principal has been reached to settle the lawsuits on behalf of Oregon College Savings Plan Trust.

Other lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of OFI, against OFI and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named OFDI, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors.  None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.

OFI believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or OFDI to perform their respective duties to the Fund, and that outcome of all the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.

JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005.  Management of PIMCO currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.  On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case.  As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed.  In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS and rejected the IRS’s request for a stay pending appeal.  The IRS is expected to seek emergency relief by appealing this to the US Court of Appeals for the Third Circuit.  It is not known at this time when and whether such emergency relief has or will be sought. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

GLOSSARY OF RISKS

Accounting risk – The Fund or Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

Allocation risk – The Fund is subject to the risk of changes in market and economic conditions when determining and revising the selection and percentages of allocations among appropriate Underlying Funds.

Asia ex-Japan concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Asia ex-Japan countries and to be more volatile than the performance of more geographically diversified funds. Many Asian economies are generally characterized by over-extension of credit, frequent currency fluctuations, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports, less developed legal systems and less efficient markets.  Adverse developments in one country can affect the entire region.  Numerous elements of the auditing and reporting standards may not provide the same shareholder protection or information as those in developed countries.

China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.  Government reforms and the move to capitalism may not positively impact the economies of either country. Stable economic growth may be hampered by a number of factors, including, burdensome regulatory requirements, inflation, poor allocation of resources and the reinvestment of capital, government price controls and capital restrictions, and social instability with a corresponding affect on securities holdings and volatility.

Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged may entail greater volatility than traditional securities.  Derivative instruments’ values may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

Convertible securities risk – A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit risk on the counterparties. Such instruments are not afforded the same protections as may apply to trading futures or options on organized exchanges. Substantial losses may arise from the insolvency, bankruptcy or default of a counterparty and risk of settlement default of parties with whom it trades securities.  Settlement mechanisms in emerging markets are generally less developed and reliable than those in more developed countries thus increasing the risks.

Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit ratings may reflect the varying degrees of risk.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest

Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Cyclical opportunities risk –The Fund might seek to take tactical advantage of changes in the business cycle evidencing growth potential, short-term market movements or changes affecting particular issuers or industries.  If the anticipated changes do not occur, the value of the stock could fall.  Cyclical stocks may tend to increase in value quickly during economic upturns, but they also tend to lose value quickly in economic downturns.  These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Derivatives risk – These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund or Master Fund’s Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment.  The Fund or Master Fund’s Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund or Master Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund or Master Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.  If the Fund or Master Fund’s Adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful.

Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  There may be government policies that restrict investment by foreigners, and a higher risk of a government taking private property.  Low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

European investing risk – Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). The EMU imposes tight fiscal and monetary controls on its members or requires it for EMU membership.  Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments. In addition, there is less publicly available information and more volatile or less liquid markets. Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

Growth investing risk – Growth stocks can perform differently from the market as a whole or other types of stocks.  Growth stocks are generally priced based on future or anticipated earnings, and may be more expensive relative to their earnings or assets.  As a result of forward-looking growth and revenue expectations, growth stocks tend to be more sensitive to changes in their earnings, contributing to their volatility.

High-yield bonds, lower-rated bond, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  An unanticipated default would result in a reduction in income, a decline in the market value of the related securities and a decline in value.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in price volatility.

Income risk – Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.

Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Market fluctuations can cause the performance of an index to be significantly influenced by a handful of companies.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance may sometimes be lower than funds that actively invest in stocks that comprise the index.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  The correlation between the Fund and index performance may be affected by the Fund’s/Underlying Fund’s expenses the index doesn’t have, changes in securities markets, changes in the composition of the index, the size of the portfolio, the timing of purchases and redemptions of the Fund’s/Underlying Fund’s shares, and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Internal Revenue Code.

Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.  The Fund or Master Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Investment growth style risk – The returns from a certain investment style may trail returns from the overall stock market.  Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings.  Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.  Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or may be available only in very limited quantities. When the Fund’s size is smaller, any gains or losses from IPOs will have a greater impact on the Fund’s performance than when the Fund is larger.

Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Investment value style risk – The returns from a certain investment style may trail returns from the overall stock market.  Value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends.  A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging risk – The use of leverage may cause the Fund or Master Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Fund or Master Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund or Master Fund's portfolio securities.

License termination risk – The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

Limited management, trading cost and rebalance risk – The Fund’s/Underlying Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

Liquidity risk (JNL/American Funds Global Bond Fund) – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Master Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  The Master Fund’s principal investment strategy that involves small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the exposure to liquidity risk.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund or Master Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  Small capitalization companies and companies domiciled in emerging markets pose greater liquidity and volatility risks of price fluctuations.

Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender.  Indebtedness of companies whose creditworthiness is poor may be highly speculative involving substantially greater risks that those companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, with a substantial risk of losing the entire amount invested.  After purchase of a loan, the Fund may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower. In the event that a borrower defaults, access to the collateral securing the loan may be limited by bankruptcy and other insolvency laws.  The collateral may be inadequate or difficult to realize upon, so the Fund might not receive payments to which it is entitled.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective.

Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-related securities may exhibit additional volatility. This is known as extension risk.  Rising interest rates and falling property prices may increase the likelihood that individuals and entities may fall behind or fail to make payments on their mortgages.  This is referred to as default risk.  When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid.  In addition, a number of mortgage defaults could lead to a decline in the value of mortgage-backed and mortgage-related securities.  Mortgage-related securities are also subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns because the Fund will have to reinvest that money at the lower prevailing interest rates. This is referred to as contraction risk.

Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments or defaults on the underlying mortgages serving as collateral.  An increase or decrease in payment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price.  The prices of mortgage-backed securities, depending on their structure and the rate of payments, can be volatile.  Some mortgage-backed securities may also not be as liquid as other securities.  The value of these securities also may change because of changes in the market’s perception or the actual creditworthiness of the issuer.  In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation, interest rates, and/or tax policies.

Non-diversification risk – The Fund or Master Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund or Master Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

Pacific Rim investing risk – The Pacific Rim economies are in all stages of economic development. Many of the economies in the region can be characterized as either developing or newly industrialized.  However, the Fund will concentrate investments in developed Pacific Rim markets.  Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time.  Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.  The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. The Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim and to be more volatile than the performance of more geographically diversified funds.

Portfolio turnover – The Fund or Master Fund may actively trade securities in seeking to achieve its objective.  Doing so may increase transaction costs, which may reduce performance.  Active trading also may increase realized short-term capital gains and losses.

Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Private equity risk – In addition to the risks of direct investments, Listed Private Equity Companies are subject to various risks depending on their underlying investments, which are not limited to, additional liquidity risk, sector risk, non-U.S. security risk, currency risk, credit risk, managed portfolio risk and derivatives risk (derivatives risk is the risk that the value of the Listed Private Equity Companies’ derivative investments will fall because of pricing difficulties or lack of correlation with the underlying investment).

There are inherent risks in investing in private equity companies, whose principal business is to invest in and lend capital to privately held companies.  Generally, little public information exists for private and thinly traded companies impede the ability to make a fully informed investment decision.  Listed Private Equity Companies may have relatively concentrated investment portfolios of small number of holdings.  The aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, or the need to write down the value of an investment.

Real estate investment risk – Real estate is also affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.  Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination.  Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares.   The Fund could hold real estate directly if a company defaults on its debt securities.  Direct ownership in real estate present additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.  Investment in REITs may be affected by the management skill of the persons managing the REIT.  The Fund will bear a proportional share of the REITs’ expenses.

Risk arbitrage securities and distressed companies – Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company.  Distressed companies are companies that are, or about to be, involved in reorganizations, financial restructurings or bankruptcy. The actual transaction may not be completed on the terms or within the time frame originally contemplated, if at all, resulting in losses.  Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default.  Also, securities of distressed companies are generally more likely to become worthless.

Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.  These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers.  The bank securities typically are not insured by the federal government.  Securities that do not represent deposits have lower priority in the bank’s capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

Sector risk– Investment of a significant portion in the securities of companies involved in the financial services sector carries greater risk of adverse developments in a sector affecting performance. The financial services sector is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for services decreases and prices and dividends may decline.

Although financial services companies carry more risk than a more diversified fund the dividends typically paid by financial services companies may help to moderate this risk to some extent. The financial services sector is highly correlated and particularly sensitive to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition. Financial services companies may also be hurt when interest rates rise sharply to varying degrees.  The stocks may also be vulnerable to rapidly rising inflation. The industry is not generally perceived to be dynamic or aggressive, which could lessen fund performance.

Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.  It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Short sales risk – A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative decline, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, the losses could be greater than the actual cost of the investment. Increased liquidity risk and transaction costs are frequently involved, as is the risk that the third party to the short sale may fail to honor its contract terms.

Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks.  Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost.  For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Tax risk – The Internal Revenue Service (“IRS”) has issued a ruling that causes certain income from commodity-linked swaps, to gain exposure to the DJ-UBS Index, to not be considered qualifying income for purposes of being taxed as a regulated investment company.  Any income derived from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the Fund’s gross income. Failure to qualify as a RIC, subjects a fund to federal income tax on its net income at regular corporate rates (without regard to the dividends paid deduction for distributions to shareholders. When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.  Failure to qualify as a RIC would subject Fund shareholders to federal income tax, to the risk of diminished returns.

Temporary defensive positions and large cash positions – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  During periods in which the Fund or Master Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.  The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government.

There is a risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. Government Securities may be purchased by the Funds, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and equities and on securities guaranteed by the entities is unclear.  No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.  In addition, new accounting standards and future Congressional action may affect the value of FNMA and FHLMC debt.

MANAGEMENT OF THE TRUST

Investment Adviser

Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Asset Management, LLCSM (“JNAM®” or the “Adviser”), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Prudential plc is also the parent of Curian Capital, LLC, M&G Investment Management Limited, PPM America, Inc. and Prudential Asset Management (Singapore) Limited.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

Management Fee

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly.  The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.

The following terms apply in connection with JNAM’s contractual obligation to waive fees and reimburse expenses for the Feeder Funds and JNL/Select Money Market Fund.  There can be no assurance that JNAM will continue to waive fees and reimburse expenses after December 31, 2010.  The Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its Adviser fee. Such reimbursement by the Fund shall be made monthly, but only if the operating expenses of the Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  Each Feeder Fund charges the advisory fee disclosed in the table below. Each Master Fund charges a separate advisory fee.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
JNL/American Funds Blue Chip Income and Growth Fund	$0 to $1 billion Over $1 billion	.70% .65%
JNL/American Funds Global Bond Fund	$0 to $1 billion Over $1 billion	.70% .65%
JNL/American Funds Global Small Capitalization Fund	$0 to $1 billion Over $1 billion	.75% .70%
JNL/American Funds Growth-Income Fund	$0 to $1 billion Over $1 billion	.70% .65%
JNL/American Funds International Fund	$0 to $1 billion Over $1 billion	.85% .80%
JNL/American Funds New World Fund	$0 to $1 billion Over $1 billion	1.05% 1.00%
JNL/AIM Global Real Estate Fund	$0 to $50 million Over $50 million	.75% .70%
JNL/AIM International Growth Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/AIM Large Cap Growth Fund	$0 to $150 million Over $150 million	.70% .65%
JNL/AIM Small Cap Growth Fund	$0 to $300 million Over $300 million	.85% .80%
JNL/Capital Guardian Global Balanced Fund	$0 to $500 million Over $500 million	.65% .60%
JNL/Capital Guardian Global Diversified Research Fund	$0 to $150 million $150 million to $500 million $500 million to $750 million Over $750 million	.75% .70% .65% .60%
JNL/Capital Guardian U.S. Growth Equity Fund	$0 to $150 million $150 million to $500 million $500 million to $750 million Over $750 million	.70% .65% .60% .55%
JNL/Credit Suisse Commodity Securities Fund	$0 to $300 million Over $300 million	.70% .60%
JNL/Credit Suisse Long/Short Fund	$0 to $300 million Over $300 million	.80% .75%
JNL/Eagle Core Equity Fund	$0 to $100 million $100 million to $300 million Over $300 million	.65% .60% .55%
JNL/Eagle SmallCap Equity Fund	$0 to $100 million $100 million to $500 million Over $500 million	.75% .70% .65%
JNL/Franklin Templeton Global Growth Fund	$0 to $300 million $300 to $500 million Over $500 million	.75% .65% .60%
JNL/Franklin Templeton Income Fund	$0 to $100 million $100 million to $200 million $200 million to $500 million Over $500 million	.80% .75% .65% .60%
JNL/Franklin Templeton International Small Cap Growth Fund	$0 to $500 million Over $500 million	.95% .90%
JNL/Franklin Templeton Mutual Shares Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/Franklin Templeton Small Cap Value Fund	$0 to $200 million $200 million to $500 million Over $500 million	.85% .77% .75%
JNL/Goldman Sachs Core Plus Bond Fund	$0 to $500 million Over $500 million	.60% .55%
JNL/Goldman Sachs Emerging Markets Debt Fund	$0 to $200 million Over $200 million	.75% .70%
JNL/Goldman Sachs Mid Cap Value Fund	$0 to $100 million Over $100 million	.75% .70%
JNL/Ivy Asset Strategy Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/JPMorgan International Value Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million $250 million to $750 million $750 million to $1,500 million Over $1,500 million	.70% .65% .60% .55%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million $150 million to $300 million $300 million to $500 million Over $500 million	.50% .45% .40% .35%
JNL/Lazard Emerging Markets Fund	$0 to $100 million $100 million to $250 million Over $250 million	1.00% .90% .85%
JNL/Lazard Mid Cap Equity Fund	$0 to $50 million $50 million to $250 million Over $250 million	.75% .70% .65%
JNL/M&G Global Basics Fund	$0 to $500 million Over $500 million	.85% .80%
JNL/M&G Global Leaders Fund	$0 to $500 million Over $500 million	.85% .80%
JNL/Mellon Capital Management European 30 Fund	$0 to $50 million $50 million to $100 million Over $100 million	.37% .31% .28%
JNL/Mellon Capital Management Pacific Rim 30 Fund	$0 to $50 million $50 million to $100 million Over $100 million	.37% .31% .28%
JNL/Mellon Capital Management S&P 500 Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management Small Cap Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management International Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.30% .25% .24%
JNL/Mellon Capital Management Bond Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.30% .25% .24%
JNL/Mellon Capital Management Global Alpha Fund	$0 to $500 million Over $500 million	1.00% .90%
JNL/Oppenheimer Global Growth Fund	$0 to $300 million Over $300 million	.70% .60%
JNL/PAM Asia ex-Japan Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/PAM China-India Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/PIMCO Real Return Fund	$0 to $1 billion Over $1 billion	.50% .475%
JNL/PIMCO Total Return Bond Fund	All assets	.50%
JNL/PPM America High Yield Bond Fund	$0 to $150 million $150 million to $500 million Over $500 million	.50% .45% .425%
JNL/PPM America Mid Cap Value Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/PPM America Small Cap Value Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/PPM America Value Equity Fund	$0 to $300 million Over $300 million	.55% .50%
JNL/Red Rocks Listed Private Equity Fund	$0 to $200 million Over $200 million	.85% .80%
JNL/Select Balanced Fund	$0 to $50 million $50 million to $150 million $150 million to $300 million $300 million to $500 million Over $500 million	.55% .50% .475% .45% .425%
JNL/Select Money Market Fund	$0 to $500 million Over $500 million	.28% .25%
JNL/Select Value Fund	$0 to $300 million $300 million to $500 million Over $500 million	.55% .50% .45%
JNL/T. Rowe Price Established Growth Fund	$0 to $150 million $150 million to $500 million Over $500 million	.65% .60% .55%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $150 million Over $150 million	.75% .70%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million Over $250 million	.45% .40%
JNL/T. Rowe Price Value Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/S&P Competitive Advantage Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/S&P Dividend Income & Growth Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/S&P Intrinsic Value Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/S&P Total Yield Fund	$0 to $500 million Over $500 million	.40% .35%

Sub-Advisory Arrangements

The Adviser selects, contracts with and compensates Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the Sub-Adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust.  The Sub-Adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus.  Each Sub-Adviser implements such programs by purchases and sales of securities.  Because the investments of the Funds listed above for which SPIAS is Sub-Adviser consist exclusively of shares of other Funds of the Trust, SPIAS relays its program recommendations to the Adviser for implementation.  Each Sub-Adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs. For the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund and the JNL/S&P Total Yield Fund, Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions in the Funds, as required, to closely replicate the allocations developed by SPIAS.

As compensation for its services, each Sub-Adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund.  The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the Sub-Advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated Sub-Advisers with the approval of the Board of Trustees, but without the approval of shareholders.  The order allows the Adviser to materially amend a sub-advisory agreement with unaffiliated sub-advisers with the approval of the Board of Trustees, but without shareholder approval.  Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change.  The order allows the Funds to operate more efficiently and with greater flexibility.  The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to the following services:

•	Performing initial due diligence on prospective Sub-Advisers for the Funds;
•	Monitoring the performance of Sub-Advisers;
•	Communicating performance expectations to the Sub-Advisers; and
•	Ultimately recommending to the Board of Trustees whether a Sub-Adviser’s contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers.  Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.  At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.

ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM (“Administrator”) an Administrative Fee as annual percentage of the average daily net assets of the Fund as set forth below.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses and other expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as “Other Expenses” in the fee tables).

Funds	Assets	Administrative Fee
JNL/American Funds Blue Chip Income and Growth Fund	All Assets	.15%
JNL/American Funds Global Bond Fund	All Assets	.15%
JNL/American Funds Global Small Capitalization Fund	All Assets	.15%
JNL/American Funds Growth-Income Fund	All Assets	.15%
JNL/American Funds International Fund	All Assets	.15%
JNL/American Funds New World Fund	All Assets	.15%
JNL/AIM Global Real Estate Fund	All Assets	.15%
JNL/AIM International Growth Fund	All Assets	.15%
JNL/AIM Large Cap Growth Fund	All Assets	.10%
JNL/AIM Small Cap Growth Fund	All Assets	.10%
JNL/Capital Guardian Global Balanced Fund	All Assets	.15%
JNL/Capital Guardian Global Diversified Research Fund	All Assets	.15%
JNL/Capital Guardian U.S. Growth Equity Fund	All Assets	.10%
JNL/Credit Suisse Commodity Securities Fund	All Assets	.15%
JNL/Credit Suisse Long/Short Fund	All Assets	.15%
JNL/Eagle Core Equity Fund	All Assets	.10%
JNL/Eagle SmallCap Equity Fund	All Assets	.10%
JNL/Franklin Templeton Global Growth Fund	All Assets	.15%
JNL/Franklin Templeton Income Fund	All Assets	.10%
JNL/Franklin Templeton International Small Cap Growth Fund	All Assets	.15%
JNL/Franklin Templeton Mutual Shares Fund	All Assets	.10%
JNL/Franklin Templeton Small Cap Value Fund	All Assets	.10%
JNL/Goldman Sachs Core Plus Bond Fund	All Assets	.10%
JNL/Goldman Sachs Emerging Markets Debt Fund	All Assets	.15%
JNL/Goldman Sachs Mid Cap Value Fund	All Assets	.10%
JNL/Ivy Asset Strategy Fund	All Assets	.15%
JNL/JPMorgan International Value Fund	All Assets	.15%
JNL/JPMorgan MidCap Growth Fund	All Assets	.10%
JNL/JPMorgan U.S. Government & Quality Bond Fund	All Assets	.10%
JNL/Lazard Emerging Markets Fund	All Assets	.15%
JNL/Lazard Mid Cap Equity Fund	All Assets	.10%
JNL/M&G Global Basics Fund	All Assets	.15%
JNL/M&G Global Leaders Fund	All Assets	.15%
JNL/Mellon Capital Management European 30 Fund	All Assets	.20%
JNL/Mellon Capital Management Pacific Rim 30 Fund	All Assets	.20%
JNL/Mellon Capital Management S&P 500 Index Fund	All Assets	.10%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	All Assets	.10%
JNL/Mellon Capital Management Small Cap Index Fund	All Assets	.10%
JNL/Mellon Capital Management International Index Fund	All Assets	.15%
JNL/Mellon Capital Management Bond Index Fund	All Assets	.10%
JNL/Mellon Capital Management Global Alpha Fund	All Assets	.15%
JNL/Oppenheimer Global Growth Fund	All Assets	.15%
JNL/PAM Asia ex-Japan Fund	All Assets	.15%
JNL/PAM China-India Fund	All Assets	.20%
JNL/PIMCO Real Return Fund	All Assets	.10%
JNL/PIMCO Total Return Bond Fund	All Assets	.10%
JNL/PPM America High Yield Bond Fund	All Assets	.10%
JNL/PPM America Mid Cap Value Fund	All Assets	.10%
JNL/PPM America Small Cap Value Fund	All Assets	.10%
JNL/PPM America Value Equity Fund	All Assets	.10%
JNL/Red Rocks Listed Private Equity Fund	All Assets	.15%
JNL/Select Balanced Fund	All Assets	.10%
JNL/Select Money Market Fund	All Assets	.10%
JNL/Select Value Fund	All Assets	.10%
JNL/T. Rowe Price Established Growth Fund	All Assets	.10%
JNL/T. Rowe Price Mid-Cap Growth Fund	All Assets	.10%
JNL/T. Rowe Price Short-Term Bond Fund	All Assets	.10%
JNL/T. Rowe Price Value Fund	All Assets	.10%
JNL/S&P Competitive Advantage Fund	All Assets	.10%
JNL/S&P Dividend Income & Growth Fund	All Assets	.10%
JNL/S&P Intrinsic Value Fund	All Assets	.10%
JNL/S&P Total Yield Fund	All Assets	.10%

CLASSES OF SHARES

Effective December 15, 2003, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, each Fund has two classes of shares (Class A and Class B).  The outstanding shares of all Funds (except JNL/S&P Funds) as of that date have been redesignated Class A shares.

This Prospectus offers two classes of shares.  Under the multi-class structure, the Class A shares and Class B shares of each Fund represent interests in the same portfolio of securities, and will be substantially the same except for “class expenses.”  The expenses of each Fund will be borne by each Class of shares based on the net assets of the Fund attributable to each Class, except that class expenses will be allocated to each Class.  “Class expenses” will include any distribution or administrative or service expense allocable to the appropriate Class, pursuant to the Brokerage Enhancement Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

DISTRIBUTION PLAN

All Funds of the Trust have adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Distribution Plan (“Plan”).

The Board of Trustees, including all of the Independent Trustees, approves, at least annually, the continuation of the Distribution Plan (“Plan”) in connection with the Board’s adoption of a multi-class plan authorizing Class A and Class B interests.  Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests.  Jackson National Life Distributors LLC (“JNLD”), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

THE DISTRIBUTOR

The Distributor also has the following relationships with the Sub-Advisers and their affiliates.  The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  In addition, the Distributor acts as distributor of variable insurance contracts and variable life insurance policies (the “Contracts”) issued by Jackson and its subsidiary Jackson National Life Insurance Company of New York (“Jackson NY”).  Raymond James Financial Services, a brokerage affiliate of the Sub-Adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities.  The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the Contracts.

INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts (“Accounts”) of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable contracts (“Contracts”), to qualified and unqualified retirement plans and other regulated investment companies.  The Accounts purchases the shares of the sub-accounts that investing the Funds at their net asset value. There is no sales charge.

Shares of the Funds are not available to the general public directly.  Some of the Funds are managed by Sub-Advisers who manage publicly available mutual funds having similar names and investment objectives.  While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund.  Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The net asset value per share of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open.  The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the “fair value” of a security for which a current market price is not available.  Under these procedures, in general the “fair value” of a security shall be the amount, determined by the Administrator in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board of Trustees has established a pricing committee to review fair value determinations.  The pricing committee will also review restricted and illiquid security values, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g. disorderly market transactions) and determine/review fair values pursuant to the “Pricing Policies and Procedures” adopted by the Board of Trustees of the Trust.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s net asset value may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s net asset value (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Trustees, to determine the “fair value” of such securities for purposes of calculating a Fund’s net asset value.  The Administrator will “fair value” such securities if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund’s net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust’s pricing procedures to be a “significant event.”  A “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities.  Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s net asset value.  When fair-value pricing is employed, the securities prices used to calculate a Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“MARKET TIMING” POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves, by a qualified retirement plan for Jackson and its affiliates, and other regulated investment companies.

The interests of the Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Funds are not intended as vehicles for market timing.  The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. This does not apply to a money market Fund.

See the Separate Account Prospectus for the contract that describes Jackson’s anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board of Trustees has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred.  In addition, the JNL/S&P Funds’ net asset values are calculated based on the net asset values of the Underlying Funds and the “fair value” pricing policy will apply to the Underlying Funds as described above. The Funds’ “fair value” pricing policy is described under “Investment in Trust Shares” above.

The practices and policies described above are intended to deter and curtail market timing in the Fund.  However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing.  If they are ineffective, the adverse consequences described above could occur.

DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund’s policies and procedures relating to disclosure of portfolio securities is available in the Fund’s Statement of Additional Information and at www.jackson.com.

SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions are processed on any day on which the Trust and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust’s transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

•	When the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

TAX STATUS

Each Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).  Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Fund is treated as a separate corporation for purposes of the Code.  Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are separate accounts of variable insurance contracts, qualified and unqualified retirement plans, there are no tax consequences to those shareholders of buying, holding, exchanging and selling shares of the Funds.  Distributions from the Funds are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Account Prospectus for more detailed information on tax issues related to the Contracts.

Separate Accounts funding insurance contracts must meet certain diversification requirements, as must the underlying funds in which they invest in order for the variable insurance contract owners to receive favorable tax treatment.  If a Series, a Master Fund or a Separate Account were to fail to meet the diversification requirements, income allocable to the contracts would be taxable currently to the contract owners and income from prior periods relating to such contracts could also be taxable.

FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Fund.  The information does not reflect any charges imposed under a variable insurance contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset			Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total		End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/AIM International Growth Fund

Class B
12/31/2009	7.04	0.01	2.80	2.81	(0.17)	-	9.68	39.94	(t)	386	27	0.84	0.10
12/31/2008	15.99	0.29	(6.79)	(6.50)	(0.06)	(2.39)	7.04	(40.85)		9,418	53	0.83	2.27
12/31/2007	14.82	0.33	1.14	1.47	(0.30)	-	15.99	9.96		15,987	105	0.83	2.08
12/31/2006	12.08	0.13	2.64	2.77	(0.03)	-	14.82	22.97		14,618	12	0.85	0.88
12/31/2005	11.06	0.16	1.05	1.21	(0.19)	-	12.08	10.94		134	71	0.87	1.46

JNL/AIM Large Cap Growth Fund

Class B
12/31/2009	8.72	0.06	2.08	2.14	(0.04)	-	10.82	24.57		587	57	0.77	0.66
12/31/2008	15.02	0.06	(5.73)	(5.67)	(0.04)	(0.59)	8.72	(37.55)		404	56	0.77	0.52
12/31/2007	13.55	0.05	2.11	2.16	(0.03)	(0.66)	15.02	16.05		436	71	0.80	0.36
12/31/2006	12.55	0.04	0.97	1.01	(0.01)	-	13.55	8.07		344	90	0.80	0.32
12/31/2005	11.69	0.02	0.84	0.86	-	-	12.55	7.39		236	101	0.81	0.23

JNL/AIM Global Real Estate Fund

Class B
12/31/2009	5.82	0.19	1.72	1.91	(0.15)	-	7.58	32.86		404	65	0.87	3.09
12/31/2008	12.52	0.33	(5.00)	(4.67)	(0.26)	(1.77)	5.82	(35.61)		294	117	0.83	2.93
12/31/2007	15.83	0.24	(2.60)	(2.36)	(0.14)	(0.81)	12.52	(14.82)		368	76	0.82	1.55
12/31/2006	11.72	0.44	3.85	4.29	(0.07)	(0.11)	15.83	36.59		378	37	0.82	3.13
05/02(a)-12/31/2005	10.00	0.23	1.49	1.72	-	-	11.72	17.20		146	36	0.85	3.57

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net		Net Realized	Total from	Distributions from	Gains on	Net Asset			Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment		& Unrealized	Investment	Net Investment	Investment	Value, End	Total		End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/AIM Small Cap Growth Fund

Class B
12/31/2009	7.60	(0.00)	(f)	2.66	2.66	-	-	10.26	35.00		157	33	0.96	0.01
12/31/2008	14.95	(0.01)		(6.01)	(6.02)	-	(1.33)	7.60	(39.58)		103	42	0.96	(0.10)
12/31/2007	14.36	(0.07)		1.72	1.65	-	(1.06)	14.95	11.58		111	37	0.95	(0.47)
12/31/2006	13.57	(0.08)		2.08	2.00	-	(1.21)	14.36	14.74		215	54	0.96	(0.58)
12/31/2005	12.48	(0.04)		1.13	1.09	-	-	13.57	8.73		158	65	0.95	(0.46)

JNL/Capital Guardian Global Balanced Fund

Class B
12/31/2009	7.50	0.17		1.54	1.71	(0.20)	-	9.01	22.75		411	78	0.81	2.04
12/31/2008	12.17	0.30		(3.78)	(3.48)	(0.13)	(1.06)	7.50	(28.22)		189	70	0.81	2.74
12/31/2007	12.07	0.23		0.74	0.97	(0.12)	(0.75)	12.17	8.24		290	155	0.78	1.78
12/31/2006	11.14	0.20		1.03	1.23	(0.10)	(0.20)	12.07	10.98		166	62	0.82	1.75
12/31/2005	10.10	0.14		0.90	1.04	-	-	11.14	10.31		131	83	0.81	1.42

JNL/Capital Guardian Global Diversified Research Fund

Class B
12/31/2009	15.41	0.21		5.74	5.95	(0.31)	-	21.05	38.63	(u)	329	85	0.89	1.19
12/31/2008	26.75	0.44		(11.78)	(11.34)	-	-	15.41	(42.39)		161	96	0.89	2.05
12/31/2007	22.39	0.01		4.65	4.66	(0.30)	-	26.75	20.87		133	195	0.90	0.05
12/31/2006	19.76	0.10		2.58	2.68	(0.05)	-	22.39	13.57		204	116	0.90	0.49
12/31/2005	19.45	0.12		0.29	0.41	(0.10)	-	19.76	2.12		122	264	0.89	0.51

JNL/Capital Guardian International Small Cap Fund

Class B
12/31/2009	4.55	0.05		2.36	2.41	(0.08)	-	6.88	53.05		218	46	1.11	0.88
12/31/2008	9.88	0.14		(5.46)	(5.32)	(0.01)	-	4.55	(53.84)		80	53	1.11	2.01
12/03(a) - 12/31/2007	10.00	0.00		(0.12)	(0.12)	-	-	9.88	(1.20)		108	2	1.11	0.43

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of		Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to		Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net		to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)		Net Assets (c)
JNL/Capital Guardian U.S. Growth Equity Fund

Class B
12/31/2009	14.11	0.12	4.84	4.96	(0.04)	-	19.03	35.16	310	55	0.78		0.73
12/31/2008	23.88	0.09	(9.84)	(9.75)	(0.02)	-	14.11	(40.81)	157	47	0.79		0.47
12/31/2007	21.72	0.04	2.12	2.16	-	-	23.88	9.94	210	190	0.80		0.19
12/31/2006	20.71	0.02	0.99	1.01	-	-	21.72	4.88	173	89	0.80		0.12
12/31/2005	19.75	(0.01)	0.97	0.96	-	-	20.71	4.86	140	77	0.79		0.02

JNL/Credit Suisse Commodity Securities Fund

Class B
12/31/2009	6.33	0.09	3.09	3.18	(0.07)	-	9.44	50.34	538	108	0.83		1.22
12/31/2008	13.93	0.21	(7.36)	(7.15)	(0.02)	(0.43)	6.33	(51.18)	270	71	0.84		1.94
01/16(a) - 12/31/2007	10.00	0.12	3.81	3.93	-	-	13.93	39.30	302	51	0.85		0.96

JNL/Credit Suisse Long/Short Fund

Class B
12/31/2009	6.14	0.08	1.46	1.54	(0.06)	-	7.62	25.07	147	909	1.34	(g)	1.19
12/31/2008	10.87	0.11	(4.23)	(4.12)	-	(0.61)	6.14	(37.51)	93	455	1.39	(g)	1.22
01/16(a) - 12/31/2007	10.00	0.00	0.87	0.87	-	-	10.87	8.70	117	240	2.07	(g)	(0.01)

JNL/Eagle Core Equity Fund

Class B
12/31/2009	5.16	0.07	1.70	1.77	(0.08)	-	6.85	34.26	94	36	0.76		1.11
12/31/2008	14.93	0.19	(6.09)	(5.90)	(0.40)	(3.47)	5.16	(38.93)	138	57	0.76		1.55
12/31/2007	17.35	0.25	(0.12)	0.13	(0.13)	(2.42)	14.93	0.84	220	43	0.74		1.41
12/31/2006	15.42	0.19	1.74	1.93	0.00 (f)	-	17.35	12.53	175	109	0.76		1.16
12/31/2005	15.02	0.17	0.36	0.53	(0.13)	-	15.42	3.56	140	106	0.76		0.97

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from								Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of		Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to		Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net		to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)		Net Assets (c)
JNL/Eagle SmallCap Equity Fund

Class B
12/31/2009	12.08	0.06	4.26	4.32	-	-	16.40	35.76	248	67		0.83		0.44
12/31/2008	20.96	(0.01)	(8.02)	(8.03)	-	(0.85)	12.08	(38.20)	183	69		0.83		(0.03)
12/31/2007	22.36	(0.06)	2.66	2.60	-	(4.00)	20.96	12.32	217	81		0.83		(0.24)
12/31/2006	20.22	(0.10)	4.20	4.10	-	(1.96)	22.36	20.34	245	68		0.85		(0.46)
12/31/2005	20.02	(0.11)	0.66	0.55	-	(0.35)	20.22	2.71	145	57		0.85		(0.51)

JNL/Franklin Templeton Global Growth Fund

Class B
12/31/2009	5.93	0.12	1.73	1.85	(0.13)	-	7.65	31.21	219	5		0.90		1.85
12/31/2008	9.97	0.20	(4.24)	(4.04)	0.00 (f)	0.00 (f)	5.93	(40.50)	153	11		0.91		2.48
01/16(a) - 12/31/2007	10.00	0.16	(0.08)	0.08	(0.10)	(0.01)	9.97	0.82	211	3		0.90		1.58

JNL/Franklin Templeton Income Fund

Class B
12/31/2009	7.16	0.55	1.81	2.36	(0.54)	-	8.98	33.07	388	39		0.80		6.74
12/31/2008	10.17	0.66	(3.66)	(3.00)	(0.01)	-	7.16	(29.51)	228	56		0.80		7.39
12/31/2007	10.63	0.59	(0.38)	0.21	(0.65)	(0.02)	10.17	1.96	170	21	(i)	0.83		5.37
05/01(a)-12/31/2006	10.00	0.35	0.65	1.00	(0.35)	(0.02)	10.63	10.01	114	43		0.90		5.06

JNL/Franklin Templeton Mutual Shares Fund

Class B
12/31/2009	6.22	0.12	1.56	1.68	(0.26)	-	7.64	27.00	282	61		0.91	(j)	1.79
12/31/2008	10.03	0.17	(3.96)	(3.79)	-	(0.02)	6.22	(37.76)	170	49		0.88	(j)	2.13
01/16(a) - 12/31/2007	10.00	0.13	(0.10)	0.03	-	-	10.03	0.30	210	33		0.86	(j)	1.29

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Franklin Templeton Small Cap Value Fund

Class B
12/31/2009	6.53	0.08	2.14	2.22	(0.07)	-	8.68	33.96	237	2		0.96	1.09
12/31/2008	11.35	0.13	(3.97)	(3.84)	(0.12)	(0.86)	6.53	(33.06)	139	14		0.96	1.33
12/31/2007	12.89	0.13	(0.89)	(0.76)	(0.18)	(0.60)	11.35	(5.89)	123	26		0.96	0.96
12/31/2006	11.04	0.11	1.87	1.98	(0.02)	(0.11)	12.89	17.93	239	6		0.95	0.88
05/02(a)-12/31/2005	10.00	0.03	1.01	1.04	-	-	11.04	10.40	139	5		0.96	0.57

JNL/Goldman Sachs Core Plus Bond Fund

Class B
12/31/2009	10.83	0.48	1.09	1.57	(0.52)	(0.05)	11.83	14.47	245	430	(k)	0.70	4.14
12/31/2008	12.13	0.58	(1.19)	(0.61)	(0.50)	(0.19)	10.83	(4.94)	197	462		0.70	4.95
12/31/2007	12.05	0.61	0.25	0.86	(0.78)	-	12.13	7.18	171	186	(k)	0.71	4.99
12/31/2006	11.49	0.58	(0.01)	0.57	(0.01)	-	12.05	4.94	259	113	(k)	0.72	5.01
12/31/2005	11.84	0.48	(0.14)	0.34	(0.48)	(0.21)	11.49	2.87	171	97	(k)	0.73	4.64

JNL/Goldman Sachs Emerging Markets Debt Fund

Class B
12/31/2009	9.67	0.47	1.79	2.26	(0.01)	-	11.92	23.38	197	94		0.91	4.23
10/06(a)-12/31/2008	10.00	0.09	(0.42)	(0.33)	-	-	9.67	(3.30)	97	44		0.91	4.06

JNL/Goldman Sachs Mid Cap Value Fund

Class B
12/31/2009	6.50	0.11	2.04	2.15	(0.09)	-	8.56	33.09	5,701	113		0.83	1.55
12/31/2008	12.83	0.12	(4.85)	(4.73)	(0.13)	(1.47)	6.50	(36.03)	244	98		0.84	1.11
12/31/2007	12.99	0.16	0.22	0.38	(0.12)	(0.42)	12.83	2.97	210	117		0.83	1.16
12/31/2006	11.40	0.13	1.70	1.83	(0.06)	(0.18)	12.99	16.06	206	47		0.85	1.09
05/02(a)-12/31/2005	10.00	0.07	1.33	1.40	-	-	11.40	14.00	151	34		0.86	1.22

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Ivy Asset Strategy Fund

Class B
9/28 (a) - 12/31/2009	10.00	0.01	0.40	0.41	-	-	10.41	4.10	203	16		1.05	0.47

JNL/JPMorgan International Value Fund

Class B
12/31/2009	5.82	0.16	1.62	1.78	(0.29)	-	7.31	30.60	546	92		0.83	2.51
12/31/2008	14.57	0.39	(6.95)	(6.56)	(0.28)	(1.91)	5.82	(44.44)	458	90		0.81	3.55
12/31/2007	14.23	0.31	1.38	1.69	(0.22)	(1.13)	14.57	12.23	467	98		0.81	2.01
12/31/2006	11.07	0.28	3.29	3.57	(0.08)	(0.33)	14.23	32.27	390	83		0.84	2.14
12/31/2005	9.37	0.15	1.62	1.77	(0.01)	(0.06)	11.07	18.90	165	72		0.87	1.84

JNL/JPMorgan MidCap Growth Fund

Class B
12/31/2009	11.26	(0.01)	4.88	4.87	-	-	16.13	43.25	114	82		0.81	(0.05)
12/31/2008	20.22	(0.01)	(8.95)	(8.96)	-	-	11.26	(44.31)	158	105		0.82	(0.08)
12/31/2007	18.70	0.01	1.51	1.52	-	-	20.22	8.13	234	184		0.81	0.03
12/31/2006	16.65	0.02	2.03	2.05	-	-	18.70	12.31	163	151		0.81	0.14
12/31/2005	15.70	0.01	0.99	1.00	(0.05)	-	16.65	6.34	128	149		0.80	0.10

JNL/JPMorgan U.S. Government & Quality Bond Fund

Class B
12/31/2009	12.71	0.48	0.02	0.50	(0.33)	-	12.88	3.92	564	12		0.53	3.71
12/31/2008	12.16	0.51	0.30	0.81	(0.26)	-	12.71	6.73	897	14		0.56	4.11
12/31/2007	11.89	0.57	0.22	0.79	(0.52)	-	12.16	6.64	138	57	(m)	0.58	4.71
12/31/2006	11.50	0.50	(0.11)	0.39	-	-	11.89	3.39	140	114	(m)	0.59	4.36
12/31/2005	11.71	0.44	(0.14)	0.30	(0.41)	(0.10)	11.50	2.53	121	39	(m)	0.59	3.96

JNL/Lazard Emerging Markets Fund

Class B
12/31/2009	5.89	0.18	4.06	4.24	(0.15)	-	9.98	71.96	775	49		1.07	2.13
12/31/2008	14.49	0.37	(7.63)	(7.26)	(0.09)	(1.25)	5.89	(49.94)	236	64		1.08	3.28
12/31/2007	11.00	0.21	3.32	3.53	(0.04)	-	14.49	32.12	347	53		1.09	1.63
05/01(a)-12/31/2006	10.00	0.11	0.89	1.00	-	-	11.00	10.00	150	28		1.16	1.69

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Lazard Mid Cap Equity Fund

Class B
12/31/2009	6.90	0.05	2.65	2.70	(0.07)	-	9.53	39.19	167	79	0.83	0.61
12/31/2008	11.62	0.17	(4.69)	(4.52)	(0.15)	(0.05)	6.90	(38.88)	2,108	81	0.82	1.70
12/31/2007	14.23	0.14	(0.51)	(0.37)	(0.10)	(2.14)	11.62	(2.44)	3,683	84	0.82	0.92
12/31/2006	13.61	0.10	1.90	2.00	(0.03)	(1.35)	14.23	14.77	3,093	70	0.83	0.68
12/31/2005	14.70	0.10	1.24	1.34	(0.06)	(2.37)	13.61	8.99	253	85	0.83	0.69

JNL/M&G Global Basics Fund

Class B
12/31/2009	8.43	0.08	3.89	3.97	(0.04)	(0.06)	12.30	47.19	160	43	1.01	0.75
10/06(a)-12/31/2008	10.00	-	(1.57)	(1.57)	-	-	8.43	(15.70)	84	10	1.04	0.17

JNL/M&G Global Leaders Fund

Class B
12/31/2009	8.35	0.12	3.03	3.15	(0.08)	-	11.42	37.70	126	39	1.01	1.25
10/06(a)-12/31/2008	10.00	0.02	(1.66)	(1.64)	(0.01)	-	8.35	(16.40)	84	34	1.03	1.03

JNL/Mellon Capital Management European 30 Fund

Class B
12/31/2009	8.59	0.35	3.19	3.54	(0.26)	(0.56)	11.31	41.27	128	65	0.58	3.65
10/06(a)-12/31/2008	10.00	0.05	(1.42)	(1.37)	(0.04)	-	8.59	13.71	86	-	0.64	2.45

JNL/Mellon Capital Management Pacific Rim 30 Fund

Class B
12/31/2009	9.60	0.26	2.09	2.35	(0.16)	(0.51)	11.28	24.49	136	47	0.58	2.54
10/06(a)-12/31/2008	10.00	0.02	(0.42)	(0.40)	-	-	9.60	(4.00)	98	-	0.62	0.99

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management S&P 500 Index Fund

Class B
12/31/2009	7.66	0.16	1.85	2.01	(0.13)	-	9.54	26.26	10,996	4	0.40	2.02
12/31/2008	12.57	0.21	(4.93)	(4.72)	(0.19)	-	7.66	(37.57)	8,916	7	0.40	2.01
12/31/2007	12.27	0.21	0.41	0.62	(0.20)	(0.12)	12.57	5.14	10,797	3	0.39	1.65
12/31/2006	10.76	0.21	1.44	1.65	(0.06)	(0.08)	12.27	15.29	9,547	1	0.40	1.74
12/31/2005	10.72	0.15	0.34	0.49	(0.12)	(0.33)	10.76	4.54	537	14	0.41	1.50

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Class B
12/31/2009	8.26	0.14	3.03	3.17	(0.13)	-	11.30	38.34	4,541	14	0.41	1.55
12/31/2008	14.95	0.20	(5.83)	(5.63)	(0.16)	(0.90)	8.26	(37.51)	2,613	30	0.41	1.55
12/31/2007	15.07	0.21	0.94	1.15	(0.04)	(1.23)	14.95	7.69	3,470	25	0.40	1.27
12/31/2006	14.22	0.19	1.22	1.41	(0.06)	(0.50)	15.07	9.91	2,804	10	0.41	1.26
12/31/2005	13.27	0.11	1.51	1.62	(0.10)	(0.57)	14.22	12.14	245	15	0.41	1.02

JNL/Mellon Capital Management Small Cap Index Fund

Class B
12/31/2009	8.05	0.11	2.11	2.22	(0.08)	(0.05)	10.14	27.68	3,916	17	0.41	1.30
12/31/2008	13.66	0.14	(4.92)	(4.78)	(0.18)	(0.65)	8.05	(34.83)	2,299	29	0.41	1.17
12/31/2007	14.86	0.21	(0.50)	(0.29)	(0.02)	(0.89)	13.66	(1.84)	2,771	21	0.40	1.41
12/31/2006	13.42	0.20	2.16	2.36	(0.05)	(0.87)	14.86	17.66	2,714	17	0.40	1.33
12/31/2005	13.39	0.10	0.49	0.59	(0.09)	(0.47)	13.42	4.38	248	16	0.40	1.04

JNL/Mellon Capital Management International Index Fund

Class B
12/31/2009	9.68	0.30	2.56	2.86	(0.28)	0.00 (f)	12.26	29.57	18,284	2	0.49	2.83
12/31/2008	18.04	0.52	(8.24)	(7.72)	(0.33)	(0.31)	9.68	(42.82)	6,256	15	0.45	3.55
12/31/2007	16.88	0.44	1.32	1.76	(0.37)	(0.23)	18.04	10.56	10,527	5	0.45	2.43
12/31/2006	13.60	0.22	3.30	3.52	(0.09)	(0.15)	16.88	25.93	5,982	2	0.47	1.40
12/31/2005	13.66	0.31	1.53	1.84	(0.27)	(1.63)	13.60	13.46	374	43	0.46	2.28

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Mellon Capital Management Bond Index Fund

Class B
12/31/2009	11.36	0.46	0.21	0.67	(0.31)	(0.01)	11.71	5.90	2,647	87	(n)	0.40	3.92
12/31/2008	11.44	0.56	(0.11)	0.45	(0.53)	-	11.36	3.98	1,596	51	(n)	0.41	4.81
12/31/2007	11.05	0.55	0.19	0.74	(0.35)	-	11.44	6.68	906	45	(n)	0.41	4.88
12/31/2006	10.70	0.50	(0.09)	0.41	(0.06)	-	11.05	3.85	692	65	(n)	0.41	4.65
12/31/2005	10.76	0.20	0.02	0.22	(0.22)	(0.06)	10.70	2.04	147	361		0.41	3.66

JNL/Mellon Capital Management Global Alpha Fund

Class B
9/28 (a) - 12/31/2009	10.00	(0.03)	(0.08)	(0.11)	-	-	9.89	(1.10)	109	0		1.15	(1.09)

JNL/Oppenheimer Global Growth Fund

Class B
12/31/2009	7.07	0.11	2.68	2.79	(0.14)	(0.49)	9.23	39.58	507	21		0.86	1.40
12/31/2008	15.11	0.22	(6.46)	(6.24)	(0.21)	(1.59)	7.07	(40.69)	340	22		0.86	1.82
12/31/2007	15.35	0.17	0.81	0.98	(0.12)	(1.10)	15.11	6.56	397	31		0.85	1.02
12/31/2006	13.57	0.11	2.22	2.33	(0.05)	(0.50)	15.35	17.21	386	30		0.86	0.72
12/31/2005	11.93	0.11	1.56	1.67	(0.03)	-	13.57	13.98	204	27		0.86	0.94

JNL/PAM Asia ex-Japan Fund

Class B
12/31/2009	4.80	0.06	3.29	3.35	0.00 (f)	-	8.15	69.80	134	39		1.07	0.94
12/31/2008	9.80	0.13	(5.02)	(4.89)	(0.11)	-	4.80	(49.92)	57	132		1.09	1.73
12/03(a) - 12/31/2007	10.00	0.00	(0.20)	(0.20)	-	-	9.80	(2.00)	98	-		1.10	(0.47)

JNL/PAM China-India Fund

Class B
12/31/2009	4.24	0.03	3.47	3.50	-	-	7.74	82.55	239	73		1.13	0.40
12/31/2008	9.98	0.03	(5.77)	(5.74)	-	-	4.24	(57.52)	68	188		1.21	0.52
12/03(a) - 12/31/2007	10.00	(0.01)	(0.01)	(0.02)	-	-	9.98	(0.20)	100	-		1.20	(0.74)

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/PIMCO Real Return Fund

Class B
12/31/2009	10.13	0.32	1.48	1.80	(0.29)	-	11.64	17.76	237	722		0.61	2.97
12/31/2008	11.11	0.41	(0.82)	(0.41)	(0.17)	(0.40)	10.13	(3.57)	350	2,289		0.61	3.63
01/16(a) - 12/31/2007	10.00	0.32	0.79	1.11	-	-	11.11	11.10	126	1,215	(o)	0.60	3.20

JNL/PIMCO Total Return Bond Fund

Class B
12/31/2009	11.67	0.53	1.30	1.83	(0.30)	(0.31)	12.89	15.66	14,110	177		0.61	4.21
12/31/2008	12.64	0.56	(0.51)	0.05	(0.55)	(0.47)	11.67	0.57	9,891	660		0.61	4.40
12/31/2007	12.22	0.59	0.45	1.04	(0.60)	(0.02)	12.64	8.53	8,145	119	(p)	0.61	4.74
12/31/2006	11.91	0.55	(0.13)	0.42	(0.11)	0.00 (f)	12.22	3.57	6,953	63	(p)	0.60	4.51
12/31/2005	12.15	0.29	0.02	0.31	(0.33)	(0.22)	11.91	2.52	174	183	(p)	0.60	3.36

JNL/PPM America High Yield Bond Fund

Class B
12/31/2009	4.86	0.55	1.71	2.26	(0.38)	-	6.74	46.58	5,989	50		0.58	9.22
12/31/2008	8.02	0.65	(3.17)	(2.52)	(0.64)	-	4.86	(30.65)	3,280	78		0.59	9.09
12/31/2007	8.81	0.72	(0.79)	(0.07)	(0.72)	-	8.02	(0.79)	3,999	95		0.58	8.12
12/31/2006	8.12	0.66	0.21	0.87	(0.18)	-	8.81	10.72	4,443	62		0.59	7.60
12/31/2005	8.66	0.64	(0.48)	0.16	(0.62)	(0.08)	8.12	1.89	214	33		0.60	7.60

JNL/PPM America Mid Cap Value Fund

Class B
12/31/2009	5.61	0.06	2.62	2.68	(0.04)	-	8.25	47.82	92	89		0.86	0.99
03/31(a)-12/31/2008	10.00	0.08	(4.38)	(4.30)	(0.09)	-	5.61	(42.94)	58	154		0.86	1.28

JNL/PPM America Small Cap Value Fund

Class B
12/31/2009	6.27	0.05	2.10	2.15	(0.04)	-	8.38	34.30	3,850	114		0.86	0.68
03/31(a)-12/31/2008	10.00	0.07	(3.75)	(3.68)	(0.05)	-	6.27	(36.75)	87	66		0.86	1.15

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/PPM America Value Equity Fund

Class B
12/31/2009	7.62	0.16	3.24	3.40	(0.52)		-	10.50	44.72	675	63	0.66	1.61
12/31/2008	19.30	0.37	(9.61)	(9.24)	(0.44)		(2.00)	7.62	(47.07)	76	96	0.66	2.53
12/31/2007	20.60	0.37	(1.48)	(1.11)	(0.19)		-	19.30	(5.36)	132	86	0.66	1.75
12/31/2006	18.20	0.22	2.18	2.40	0.00	(f)	-	20.60	13.21	129	145	0.77	1.14
12/31/2005	17.48	0.28	0.62	0.90	(0.18)		-	18.20	5.18	107	79	0.76	1.18

JNL/Red Rocks Listed Private Equity Fund (h)

Class B
12/31/2009	5.91	0.09	2.31	2.40	(0.26)		(0.01)	8.04	40.62	156	34	1.00	1.36
10/06(a)-12/31/2008	10.00	0.03	(4.08)	(4.05)	(0.04)	(s)	-	5.91	(40.54)	66	6	1.02	1.82

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/S&P Competitive Advantage Fund

Class B
12/31/2009	6.87	0.14	2.93	3.07	0.00	(f)	-	9.94	44.70	50	101	0.52	1.57
12/31/2008	9.92	0.15	(3.08)	(2.93)	(0.12)		-	6.87	(29.59)	14	97	0.51	1.61
12/03(a) - 12/31/2007	10.00	0.01	(0.08)	(0.07)	(0.01)		-	9.92	(0.67)	99	-	0.47	1.93

JNL/S&P Dividend Income & Growth Fund

Class B
12/31/2009	7.03	0.25	1.42	1.67	0.00	(f)	-	8.70	23.79	158	84	0.52	3.40
12/31/2008	9.75	0.36	(2.88)	(2.52)	(0.20)		0.00 (f)	7.03	(25.79)	120	64	0.51	4.41
12/03(a) - 12/31/2007	10.00	0.03	(0.26)	(0.23)	(0.02)		-	9.75	(2.28)	98	-	0.47	3.29

JNL/S&P Intrinsic Value Fund

Class B
12/31/2009	6.21	0.12	3.47	3.59	0.00	(f)	-	9.80	57.84	108	151	0.52	1.45
12/31/2008	9.91	0.14	(3.68)	(3.54)	(0.10)		(0.06)	6.21	(35.73)	35	98	0.51	1.55
12/03(a) - 12/31/2007	10.00	0.02	(0.09)	(0.07)	(0.02)		-	9.91	(0.71)	99	-	0.48	2.37

JNL Series Trust
Financial Highlights

		Increase (Decrease) from							Distributions from								Ratio of Net
	Net Asset	Investment Operations (e)							Net Realized		Supplemental Data					Ratio of	Investment
	Value	Net		Net Realized	Total from		Distributions from		Gains on	Net Asset			Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment		& Unrealized	Investment		Net Investment		Investment	Value, End	Total		End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations		Income		Transactions	of Period	Return (b)		(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/S&P Total Yield Fund

Class B
12/31/2009	6.37	0.11		2.63	2.74		0.00	(f)	-	9.11	43.04		55	126		0.52	1.50
12/31/2008	10.07	0.20		(3.78)	(3.58)		(0.12)		0.00 (f)	6.37	(35.58)		88	115		0.51	2.35
12/03(a) - 12/31/2007	10.00	0.01		0.07	0.08		(0.01)		-	10.07	0.81		101	-		0.48	1.64

JNL/Select Balanced Fund

Class B
12/31/2009	13.03	0.38		2.24	2.62		(0.36)		-	15.29	20.08		855	54	(q)	0.58	2.74
12/31/2008	17.84	0.52		(4.25)	(3.73)		(0.42)		(0.66)	13.03	(20.62)		662	60	(q)	0.58	3.21
12/31/2007	17.39	0.52		0.81	1.33		(0.17)		(0.71)	17.84	7.73		665	41	(q)	0.58	2.83
12/31/2006	15.64	0.45		1.72	2.17		(0.18)		(0.24)	17.39	13.89		276	46	(q)	0.59	2.75
12/31/2005	16.98	0.37		0.58	0.95		(0.38)		(1.91)	15.64	5.52		198	42	(q)	0.59	2.42

JNL/Select Money Market Fund

Class B
12/31/2009	1.00	0.00	(f)	-	0.00	(f)	0.00	(f)	-	1.00	0.21	(v)	7,270	n/a		0.37 (w)	0.24 (w)
12/31/2008	1.00	0.02		0.00	0.02		(0.02)		-	1.00	2.40	(r)	7,220	n/a		0.37	2.32
12/31/2007	1.00	0.05		0.00	0.05		(0.05)		-	1.00	4.97		4,617	n/a		0.38	4.84
12/31/2006	1.00	0.05		0.00	0.05		(0.05)		-	1.00	4.70		2,955	n/a		0.39	4.80
12/31/2005	1.00	0.02		0.00	0.02		(0.02)		-	1.00	2.91		469	n/a		0.40	2.88

JNL/Select Value Fund

Class B
12/31/2009	12.79	0.25		2.84	3.09		(0.23)		-	15.65	24.18		14,220	42		0.62	1.87
12/31/2008	19.57	0.36		(6.85)	(6.49)		(0.01)		(0.28)	12.79	(33.19)		10,950	54		0.63	2.13
12/31/2007	19.66	0.33		1.25	1.58		(0.33)		(1.34)	19.57	8.13		15,294	41		0.63	1.59
12/31/2006	16.91	0.34		3.22	3.56		(0.11)		(0.70)	19.66	21.05		12,976	34		0.64	1.76
12/31/2005	16.68	0.21		1.20	1.41		(0.20)		(0.98)	16.91	8.41		158	29		0.65	1.62

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/T. Rowe Price Established Growth Fund

Class B
12/31/2009	12.83	0.05	5.57	5.62	(0.08)	-	18.37	43.79	30,411	62		0.71	0.33
12/31/2008	22.69	0.09	(9.79)	(9.70)	(0.02)	(0.14)	12.83	(42.75)	19,925	54		0.70	0.50
12/31/2007	22.02	0.15	2.09	2.24	(0.12)	(1.45)	22.69	10.31	34,482	56		0.68	0.62
12/31/2006	19.50	0.14	2.58	2.72	(0.03)	(0.17)	22.02	13.95	32,185	46		0.70	0.64
12/31/2005	18.38	0.06	1.10	1.16	(0.04)	-	19.50	6.30	193	41		0.70	0.45

JNL/T. Rowe Price Mid-Cap Growth Fund

Class B
12/31/2009	16.44	(0.01)	7.77	7.76	-	(0.01) (x)	24.19	47.22	28,372	32		0.82	(0.05)
12/31/2008	30.71	0.01	(12.48)	(12.47)	-	(1.80)	16.44	(40.56)	17,811	37		0.82	0.05
12/31/2007	29.28	0.06	5.01	5.07	0.00 (f)	(3.64)	30.71	17.50	29,638	45		0.82	0.18
12/31/2006	29.76	0.03	2.05	2.08	(0.01)	(2.55)	29.28	6.97	24,998	37		0.81	0.08
12/31/2005	27.92	0.01	4.00	4.01	-	(2.17)	29.76	14.32	276	30		0.82	(0.12)

JNL/T. Rowe Price Short-Term Bond Fund

Class B
12/31/2009	9.41	0.26	0.47	0.73	(0.29)	(0.09)	9.76	7.74	211	102		0.54	2.57
12/31/2008	10.53	0.42	(1.03)	(0.61)	(0.47)	(0.04)	9.41	(5.66)	50	134		0.54	4.05
12/31/2007	10.33	0.50	0.01	0.51	(0.31)	-	10.53	4.95	118	73	(l)	0.55	4.74
05/01(a)-12/31/2006	10.00	0.32	0.01	0.33	-	-	10.33	3.30	103	109	(l)	0.54	4.72

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/T. Rowe Price Value Fund

Class B
12/31/2009	7.14	0.17	2.50	2.67	(0.14)	-	9.67	37.46	549	21	0.76	2.16
12/31/2008	14.95	0.23	(6.34)	(6.11)	(0.27)	(1.43)	7.14	(40.39)	385	29	0.76	1.85
12/31/2007	15.83	0.29	(0.14)	0.15	(0.14)	(0.89)	14.95	1.03	641	33	0.75	1.73
12/31/2006	14.03	0.26	2.58	2.84	(0.07)	(0.97)	15.83	20.30	391	26	0.76	1.71
12/31/2005	13.69	0.17	0.71	0.88	(0.11)	(0.43)	14.03	6.42	281	29	0.77	1.28

(a)	Commencement of operations.
(b)
Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)	Annualized for periods less than one year.
(d)	Portfolio turnover excludes dollar roll transactions.
(e)	Calculated using the average shares method for periods ended after December 31, 2005.
(f)	Amount represents less than $0.005.
(g)
Includes dividend expense and borrowing fees on securities sold short for JNL/Credit Suisse Long/Short Fund of 0.37%, 0.40% and 1.06% for Class A and B shares for the periods ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

(h)	Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.
(i)	Portfolio turnover including dollar roll transactions for JNL/Franklin Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.
(j)
Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.05%, 0.01% and 0.01% for Class A and B shares for the periods ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

(k)
Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was  453%, 570%, 332%, and 484%  in  2005, 2006, 2007, and 2009, respectively.  The Fund had no dollar roll transactions for year ended December 31, 2008.

(l)
Portfolio turnover including dollar roll transactions for JNL/T. Rowe Price Short-Term Bond Fund was 118% and 78% for 2006 and 2007, respectively.  The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(m)
Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 487%, 524%, and 217% in 2005, 2006, and 2007, respectively.  The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(n)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 79% , 52%, 52% and 90% in 2006, 2007, 2008 and 2009, respectively.
(o)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.
(p)
Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return Bond Fund was 409%, 271%,  and 402%  in 2005, 2006, and 2007, respectively.  The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(q)	Portfolio turnover including dollar roll transactions for JNL/Select Balanced Fund was 142%, 64%, 76%, 76% and 81% in 2005, 2006, 2007, 2008 and 2009, respectively.
(r)
For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/Select Money Market Fund.  The return for Class A and Class B shares without the contribution was 2.00% and 2.18%, respectively.

(s)	Distribution amount includes a return of capital distribution which was less than $0.005 per share.
(t)	Total return for the JNL/AIM International Growth Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.
(u)
Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

(v)	Total return for the JNL/Select Money Market Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.
(w)	For the JNL/Select Money Market Fund, the ratio of expense to average net assets for Class A and Class B shares without expense waiver was 0.57% and 0.37% , respectively, and the ratio of net investment income to average net assets for Class A and Class B shares without the waiver was 0.06% and 0.24%, respectively.
(x)	Distribution amount includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively.

APPENDIX A

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PROSPECTUS

May 1, 2010

JNL SERIES TRUST

You can find more information about the Trust in:

•
The Trust’s Statement of Additional Information (“SAI”) dated May 1, 2010, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions.  The current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

•
The Trust’s Annual and Semi-Annual Reports to shareholders, which shows the Fund’s actual investments and includes financial statements as of the close of the particular annual or semi-annual period.  The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Series Trust Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC’s Public Reference Room in Washington, D.C.  Reports and other information about the Trust also are available on the EDGAR database on the SEC’s Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549.  You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.

The Trust’s SEC file number is:  811-8894

PROSPECTUS
Class B Shares
May 1, 2010
JNL® SERIES TRUST
Business Address:  1 Corporate Way • Lansing, Michigan 48951
Mailing Address:  225 W. Wacker Drive, Suite 1100 • Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (“Trust”).

The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares of the Trust may also be sold directly to qualified and non-qualified retirement plans.  The Trust currently offers shares in the following separate Funds (“Fund” or “Funds”), each with its own investment objective.

JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Value Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
JNL/T. Rowe Price Value Fund

Each Fund offers two classes of shares, Class A and Class B.  Class B shares are described in this Prospectus.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Trust’s securities, or determined whether this Prospectus is accurate or complete.  It is a criminal offense to state otherwise.

  Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “S&P 500® Index,” “Standard & Poor’s 500®,” and “S&P MidCap 400 Index®,” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by Jackson National Life Insurance Company (“Jackson”).  The JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor’s Financial Services LLC (“S&P”) and its affiliates.  S&P is not an investment adviser and S&P and its affiliates make no representation regarding the advisability of investing in the Funds or such other fund or vehicle.  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. For more detailed information about the Trust and the Funds, see the Trust’s Statement of Additional Information (“SAI”), which is incorporated by reference into (which means it legally is a part of) this prospectus.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

_______________

(This page intentionally left blank.)

I.	Summary Overview Of Each Fund	1

	Investment Objectives/Goals, Fee Table, Portfolio Turnover, Principal Investment Strategies & Risks and Performance, and Management

	JNL/AIM Global Real Estate Fund	1
	JNL/AIM International Growth Fund	3
	JNL/AIM Large Cap Growth Fund	5
	JNL/AIM Small Cap Growth Fund	7
	JNL/Capital Guardian Global Balanced Fund	9
	JNL/Capital Guardian Global Diversified Research Fund	12
	JNL/Capital Guardian U.S. Growth Equity Fund	14
	JNL/Eagle Core Equity Fund	16
	JNL/Eagle SmallCap Equity Fund	18
	JNL/Franklin Templeton Income Fund	20
	JNL/Franklin Templeton Small Cap Value Fund	22
	JNL/Goldman Sachs Core Plus Bond Fund	24
	JNL/Goldman Sachs Mid Cap Value Fund	26
	JNL/JPMorgan International Value Fund	28
	JNL/JPMorgan MidCap Growth Fund	30
	JNL/JPMorgan U.S. Government & Quality Bond Fund	32
	JNL/Lazard Emerging Markets Fund	34
	JNL/Lazard Mid Cap Equity Fund	36
	JNL/Mellon Capital Management S&P 500 Index Fund	38
	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	40
	JNL/Mellon Capital Management Small Cap Index Fund	42
	JNL/Mellon Capital Management International Index Fund	44
	JNL/Mellon Capital Management Bond Index Fund	46
	JNL/Oppenheimer Global Growth Fund	48
	JNL/PIMCO Total Return Bond Fund	50
	JNL/PPM America High Yield Bond Fund	53
	JNL/PPM America Value Equity Fund	55
	JNL/Select Balanced Fund	57
	JNL/Select Money Market Fund	59
	JNL/Select Value Fund	61
	JNL/T. Rowe Price Established Growth Fund	63
	JNL/T. Rowe Price Mid-Cap Growth Fund	65
	JNL/T. Rowe Price Short-Term Bond Fund	67
	JNL/T. Rowe Price Value Fund	69

II.	Information About Purchasing the Funds	71

	Purchase and Sale of Shares, Tax Information, and Payments to Financial Intermediaries

III.	Additional Information About Each Fund	72

	Investment Objectives, Principal Investment Strategies, Related Risks, and Management

	JNL/AIM Global Real Estate Fund	72
	JNL/AIM International Growth Fund	75
	JNL/AIM Large Cap Growth Fund	77
	JNL/AIM Small Cap Growth Fund	79
	JNL/Capital Guardian Global Balanced Fund	81
	JNL/Capital Guardian Global Diversified Research Fund	85
	JNL/Capital Guardian U.S. Growth Equity Fund	87
	JNL/Eagle Core Equity Fund	89
	JNL/Eagle SmallCap Equity Fund	91
	JNL/Franklin Templeton Income Fund	93
	JNL/Franklin Templeton Small Cap Value Fund	95
	JNL/Goldman Sachs Core Plus Bond Fund	97
	JNL/Goldman Sachs Mid Cap Value Fund	99
	JNL/JPMorgan International Value Fund	102
	JNL/JPMorgan MidCap Growth Fund	104
	JNL/JPMorgan U.S. Government & Quality Bond Fund	106
	JNL/Lazard Emerging Markets Fund	108
	JNL/Lazard Mid Cap Equity Fund	110
	JNL/Mellon Capital Management S&P 500 Index Fund	112
	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	114
	JNL/Mellon Capital Management Small Cap Index Fund	116
	JNL/Mellon Capital Management International Index Fund	118
	JNL/Mellon Capital Management Bond Index Fund	120
	JNL/Oppenheimer Global Growth Fund	122
	JNL/PIMCO Total Return Bond Fund	124
	JNL/PPM America High Yield Bond Fund	126
	JNL/PPM America Value Equity Fund	129
	JNL/Select Balanced Fund	131
	JNL/Select Money Market Fund	133
	JNL/Select Value Fund	135
	JNL/T. Rowe Price Established Growth Fund	137
	JNL/T. Rowe Price Mid-Cap Growth Fund	139
	JNL/T. Rowe Price Short-Term Bond Fund	141
	JNL/T. Rowe Price Value Fund	143

IV.	More About the Funds	145

V.	Glossary of Risks	149

VI.	Management of the Trust	154

Management Of The Trust; Investment Adviser; Management Fee; Sub-Advisory Arrangements; Administrative Fee, Classes Of Shares; Distribution Plan; The Distributor; Investment In Trust Shares; “Market Timing” Policy; Disclosure Of Portfolio Securities; Share Redemption; and Tax Status.

VII.	Financial Highlights	162

	The Financial Highlights Tables Will Help You Understand A Fund’s Financial Performance For The Past Five Years, Or For The Life Of The Fund, If Shorter.

VIII.	Appendix A	A-1

Summary Overview Of Each Fund

Summary Prospectus May 1, 2010

JNL/AIM Global Real Estate Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Global Real Estate Fund is high total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.86%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.88%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$90	$281	$488	$1,084

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	65%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets   in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.  These companies include real estate investment trusts (“REITs”) or other real estate operating companies.

Investment in equity and debt securities of companies unrelated to the real estate industry are generally limited to securities that the portfolio managers believe are undervalued and have potential for growth of capital.  The Fund may purchase debt securities including U.S. Treasury and agency bonds and notes.  It may also invest up to 10% in non-investment grade debt securities (commonly known as “junk-bonds”).

The Fund also may engage in short sales of securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Real estate investment risk – An investment in the Fund will be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Short sales risk – Short sales could result in loses greater than the actual cost of the investment. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

36.59%	-14.82%	-35.61%	32.86%
2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 30.89%; Worst Quarter (ended 12/31/08): -35.35%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (May 2, 2005)
JNL/AIM Global Real Estate Fund (Class B)	32.86%	3.36%
FTSE EPRA/NAREIT Developed Real Estate Index	38.26%	2.57%

Portfolio Management
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)
Sub-Sub-Adviser:
Invesco Asset Management Ltd.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Joe Rodriguez, Jr.	2005	Lead Portfolio Manager
Mark Blackburn	2005	Portfolio Manager
James Trowbridge	2005	Portfolio Manager
Ping-Ying Wang	2006	Portfolio Manager
Paul Curbo	2007	Portfolio Manager
James Cowen	2008	Portfolio Manager
Darin Turner	2010	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/AIM International Growth Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM International Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	0.86%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$88	$274	$477	$1,061

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	27%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in a diversified portfolio of reasonably priced, quality international equity securities.  The Fund focuses its investments in marketable equity securities of foreign companies and will normally invest in the securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

At the present time, the Fund’s portfolio managers intend to invest no more than 20% of the Fund’s total assets in companies located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

The Fund may also purchase derivative securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

10.94%	22.97%	9.96%	-40.85%	39.94%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 19.11%; Worst Quarter (ended 9/30/2002): -22.59%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/AIM International Growth Fund (Class B)	39.94%	4.42%	5.61%
MSCI EAFE Growth Index	29.36%	3.65%	4.82%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Clas Olsson	2007	Lead Portfolio Manager
Barrett Sides	2007	Lead Portfolio Manager
Shuxin Cao	2007	Senior Portfolio Manager
Matthew Dennis	2007	Portfolio Manager
Jason Holzer	2007	Senior Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/AIM Large Cap Growth Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.78%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$80	$249	$433	$966

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	57%

Principal Investment Strategies. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies.  The Fund’s investments may include other securities, such as synthetic instruments.  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

The Fund may also invest up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

7.39%	8.07%	16.05%	-37.55%	24.57%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 12.86%; Worst Quarter (ended 12/31/08): -19.35%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/AIM Large Cap Growth Fund (Class B)	24.57%	0.94%	1.88%
Russell 1000 Growth Index	37.21%	1.63%	1.84%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Geoffrey Keeling	2001	Senior Portfolio Manager
Robert Shoss	2001	Senior Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/AIM Small Cap Growth Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.97%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$99	$309	$536	$1,190

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	33%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.  The Fund’s investments may include other securities, such as synthetic and derivative instruments.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

8.73%	14.74%	11.58%	-39.58%	35.00%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 20.03%; Worst Quarter (ended 12/31/08): -27.68%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/AIM Small Cap Growth Fund (Class B)	35.00%	2.57%	2.59%
Russell 2000 Growth Index	34.47%	0.87%	1.76%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Juliet Ellis	2004	Senior Portfolio Manager & Chief Investment Officer
Juan Hartsfield	2004	Portfolio Manager
Clay Manley	2008	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/Capital Guardian Global Balanced Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.82%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	78%

Principal Investment Strategies. The Fund seeks to meet its objective through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a blend of 65% equities and 35% fixed-income, but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed-income securities.

The Fund may also invest in debt securities of developing country (emerging market) issuers.

Consistent with the Fund’s objective the Fund may purchase derivative securities from time to time.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Deriviatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The Global Balanced Hybrid Composite is a hypothetical representation of the performance of the Fund’s general investment categories using a weighting of 65% equities and 35% bonds.  The following indexes are used to calculate the composite index: the MSCI All Country World Index, 65% and the Barclays Capital Global Aggregate Bond Index, 35%.

To create a more representative return comparison, 65% of the Fund’s return is benchmarked to the MSCI All Country World Index and the remaining 35% is benchmarked to the Barclays Capital Global Aggregate Bond Index.

Annual Total Returns as of December 31

Class B

10.31%	10.98%	8.24%	-28.22%	22.75%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 13.45%; Worst Quarter (ended 12/31/08): -13.84%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Capital Guardian Global Balanced Fund (Class B)	22.75%	3.15%	3.85%
MSCI All Country World Index	34.63%	3.10%	4.32%
Barclays Capital Global Aggregate Bond Index	6.93%	4.55%	5.34%
Global Balanced Hybrid Composite	24.71%	3.96%	4.99%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark A. Brett	2007	Director and Senior Vice President of Capital International Limited
Michael Cohen	2009	Director and Senior Vice President for Capital International Limited
Mark H. Dalzell	2007	Vice President for Capital International Limited
David I. Fisher	2007	Chairman of the Board
Laurentius Harrer	2007	Senior Vice President
Nancy J. Kyle	2007	Vice Chair of the Board
Robert H. Neithart	2007	Director and Senior Vice President
Wesley K.-S. Phoa	2008	Senior Vice President of Capital International Research
Lionel M. Sauvage	2007	Senior Vice President
Alan J. Wilson	2007	Director and Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/Capital Guardian Global Diversified Research Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Diversified Research Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.88%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.90%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$92	$287	$498	$1,108

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	85%

Principal Investment Strategies. The Fund seeks to meet its objective by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

The Fund may also invest in equity securities of developing country emerging market issuers.

Consistent with the Fund’s objective the Fund may purchase derivative securities from time to time.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

2.12%	13.57%	20.87%	-42.39%	38.63%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.40%; Worst Quarter (ended 12/31/08): -24.87%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Capital Guardian Global Diversified Research Fund (Class B)	38.63%	2.28%	2.96%
MSCI All Country World Index	34.63%	3.10%	4.32%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
G. Ernest Nutter	2009	Vice President of Capital International Research, Inc.

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/Capital Guardian U.S. Growth Equity Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian U.S. Growth Equity Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	55%

Principal Investment Strategies. The Fund seeks to meet its objective by investing at least 80% of its assets in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S., (including American Depositary Receipts (“ADRs”), and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

4.86%	4.88%	9.94%	-40.81%	35.16%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 17.55%; Worst Quarter (ended 12/31/08): -27.59%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Capital Guardian U.S. Growth Equity Fund (Class B)	35.16%	-0.66%	0.40%
Russell 1000® Growth Index	37.21%	1.63%	1.85%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Todd S. James	2007	Director and Senior Vice President
Eric H. Stern	2007	Director and Senior Vice President
Alan J. Wilson	2007	Director and Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/Eagle Core Equity Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Eagle Core Equity Fund is long-term growth through capital appreciation, and secondarily, current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.03%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	36%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $5 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate and long-term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

3.56%	12.53%	0.84%	-38.93%	34.26%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 20.82%; Worst Quarter (ended 12/31/08): -24.09%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Eagle Core Equity Fund (Class B)	34.26%	-0.74%	-0.16%
S&P 500 Index	26.46%	0.42%	1.41%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Eagle Asset Management, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard Skeppstrom	2001	Managing Director
John Jordan III	2001	Vice President
Craig Dauer	2001	Vice President
Robert Marshall	2001	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/Eagle SmallCap Equity Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.83%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$85	$265	$460	$1,025

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	67%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

2.71%	20.34%	12.32%	-38.20%	35.76%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 21.33%; Worst Quarter (ended 12/31/08): -28.83%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Eagle SmallCap Equity Fund (Class B)	35.76%	3.10%	4.22%
Russell 2000 Growth Index	34.47%	0.87%	1.76%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Eagle Asset Management, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Bert L. Boksen	1996	Senior Vice President, Managing Director & Portfolio Manager
Eric Mintz	2008	Assistant Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Income Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Income Fund is to maximize income while maintaining prospects for capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	0.82%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	39%

Principal Investment Strategies. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.  In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, healthcare and telecommunications.

The Fund may invest up to 25% of its assets in foreign securities, either directly or through depositary receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”).  As of September 30, 2009, approximately 55.2% of the Fund’s net assets were invested in lower-rated and comparable quality unrated debt securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

1.96%	-29.51%	33.07%
2007	2008	2009

Best Quarter (ended 6/30/2009): 17.13%; Worst Quarter (ended 9/30/2008): -16.64%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (May 1, 2006)
JNL/Franklin Templeton Income Fund (Class B)	33.07%	1.39%
S&P 500 Index	26.46%	-2.20%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.45%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisers, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward D. Perks, CFA	2006	Vice President
Charles B. Johnson	2006	Chairman of the Board

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Small Cap Value Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Small Cap Value Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	0.98%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$100	$312	$542	$1,201

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	2%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in investments of small capitalization companies.  The Sub-Adviser deems small capitalization companies are companies with market capitalizations (the market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.

The Fund invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation.  Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities.

In choosing investments that are undervalued, the Fund’s manager focuses on companies that have one or more of the following characteristics:

•	Stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales -- all relative to the market, a company’s industry or a company's earnings history
•	Recent sharp price declines but the potential for good long-term earnings prospects, in the manager’s opinion
•
Valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

The Fund may invest up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

17.93%	-5.89%	-33.06%	33.96%
2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 24.28%; Worst Quarter (ended 12/31/08): -29.20%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (May 2, 2005)
JNL/Franklin Templeton Small Cap Value Fund (Class B)	33.96%	2.04%
Russell 2500TM Value Index	27.68%	2.01%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisory Services, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William J. Lippman	2005	President
Bruce C. Baughman, CPA	2005	Senior Vice President
Margaret McGee	2005	Vice President
Donald G. Taylor	2005	Senior Vice President
Y. Dogan Sahin	2007	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Core Plus Bond Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The primary investment objective of the JNL/Goldman Sachs Core Plus Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.69%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	0.72%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$74	$230	$401	$894

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	430%

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market (including non-investment grade securities), emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.  The Fund may also use derivative strategies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub-Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

2.87%	4.94%	7.18%	-4.94%	14.47%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 5.98%; Worst Quarter (ended 9/30/2009): -2.78%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Goldman Sachs Core Plus Bond Fund (Class B)	14.47%	4.71%	4.94%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.56%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.
Sub-Sub-Adviser:
Goldman Sachs Asset Management International

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael Swell	2007	Managing Director
James B. Clark	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Mid Cap Value Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Goldman Sachs Mid Cap Value Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.83%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.84%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	113%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.

If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

The Fund may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries.

The Fund may also invest in derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•	Investments in initial public offerings of securities (“IPO”s) – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

16.06%	2.97%	-36.03%	33.09%
2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 19.42%; Worst Quarter (ended 12/31/08): -23.87%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (May 2, 2005)
JNL/Goldman Sachs Mid Cap Value Fund (Class B)	33.09%	3.23%
Russell Midcap Value Index	34.21%	2.39%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Dolores Bamford	2005	Managing Director
Andrew Braun	2005	Managing Director
Scott Carroll	2005	Managing Director
Sean Gallagher	2005	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/JPMorgan International Value Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.84%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	92%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.  In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear overvalued.

The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

18.90%	32.27%	12.23%	-44.44%	30.60%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 25.20%; Worst Quarter (ended 12/31/08): -21.41%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/JPMorgan International Value Fund (Class B)	30.60%	5.08%	6.85%
MSCI EAFE Value Index	34.23%	3.36%	5.87%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Jeroen Huysinga	1998	Managing Director
Gerd Woort-Menker	1998	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/JPMorgan MidCap Growth Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan MidCap Growth Fund is to seek capital growth over the long-term.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.82%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	82%

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase.

The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may also invest up to 20% of its total assets in all types of foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment style growth risk – Growth stock prices frequently already reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

6.34%	12.31%	8.13%	-44.31%	43.25%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 17.02%; Worst Quarter (ended 12/31/08): -27.82%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/JPMorgan MidCap Growth Fund (Class B)	43.25%	0.60%	2.55%
Russell Midcap Growth Index	46.29%	2.40%	3.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Christopher M.V. Jones	2007	Managing Director
Tim Parton	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan U.S. Government & Quality Bond Fund is to obtain a high level of current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.54%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$55	$173	$302	$677

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	12%

Principal Investment Strategies. The Fund under normal circumstances invests at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments. The Sub-Adviser actively manages the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection.  Mortgage-backed securities selections are determined by reference to mathematical models that reflect certain payment assumptions and estimates of future economic factors.  The Fund may also invest in high-quality corporate debt securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Mortgage-backed and mortgage-related securities risk– Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

2.53%	3.39%	6.64%	6.73%	3.92%
2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2008): 4.66%; Worst Quarter (ended 6/30/2008): -1.28%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class B)	3.92%	4.63%	4.23%
Barclays Capital U.S. Government Bond Index	2.20%	4.87%	4.29%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael Sais	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/Lazard Emerging Markets Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Lazard Emerging Markets Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.09%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$111	$347	$601	$1,329

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	49%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries and that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

32.12%	-49.94%	71.96%
2007	2008	2009

Best Quarter (ended 6/30/2009): 34.42%; Worst Quarter (ended 12/31/08): -32.33%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (May 1, 2006)
JNL/Lazard Emerging Markets Fund (Class B)	71.96%	6.30%
MSCI Emerging Markets Index	78.51%	6.81%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Lazard Asset Management LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John R. Reinsberg	2006	Deputy Chairman
James Donald	2006	Portfolio Manager/Analyst
Rohit Chopra	2007	Portfolio Manager/Analyst
Erik McKee	2008	PortfolioManager/Analyst

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/Lazard Mid Cap Equity Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Lazard Mid Cap Equity Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.84%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	79%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

8.99%	14.77%	-2.44%	-38.88%	39.19%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 21.79%; Worst Quarter (ended 12/31/08): -27.16%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Lazard Mid Cap Equity Fund (Class B)	39.19%	0.75%	3.12%
Russell MidCap® Index	40.48%	2.43%	4.12%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Lazard Asset Management LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Christopher Blake	1998	Managing Director
Andrew Lacey	1998	Deputy Chairman
Robert A. Failla	2005	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management S&P 500 Index Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500® Index.  The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.41%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$42	$132	$230	$518

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	4%

Principal Investment Strategies. The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the S&P 500 Index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals and other receivables.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

4.54%	15.29%	5.14%	-37.57%	26.26%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 16.01%; Worst Quarter (ended 12/31/08): -22.46%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management S&P 500 Index Fund (Class B)	26.26%	-0.03%	0.97%
S&P 500 Index	26.46%	0.42%	1.41%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P MidCap 400 Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.41%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$42	$132	$230	$518

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	14%

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P MidCap 400 Index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index.  The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P MidCap 400 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share prices of the securities owned.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals and other receivables.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

12.14%	9.91%	7.69%	-37.51%	38.34%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 20.20%; Worst Quarter (ended 12/31/08): -26.84%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class B)	38.34%	2.79%	3.82%
S&P MidCap 400 Index	37.38%	3.27%	4.29%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Small Cap Index Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000® Index1.  The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.42%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$43	$135	$235	$530

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	17%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities.

To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

4.38%	17.66%	-1.84%	-34.83%	27.68%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 21.08%; Worst Quarter (ended 12/31/08): -27.27%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management Small Cap Index Fund (Class B)	27.68%	0.06%	1.58%
Russell 2000 Index	27.17%	0.51%	2.06%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

1 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management International Index Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East (“EAFE”) Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.44%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.49%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$50	$157	$274	$616

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	2%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals and other receivables, and to facilitate meeting the Fund’s objectives.  For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Index.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

13.46%	25.93%	10.56%	-42.82%	29.57%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 25.21%; Worst Quarter (ended 12/31/08): -20.65%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management International Index Fund (Class B)	29.57%	3.20%	5.05%
MSCI EAFE Index	31.78%	3.54%	5.39%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Bond Index Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.  The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.41%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$42	$132	$230	$518

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	87%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in fixed-income securities that seek to match the performance and characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices.  This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market.  Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts.  Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund’s Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Barclays Capital U.S. Aggregate Bond Index.

The Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

2.04%	3.85%	6.68%	3.98%	5.90%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 3.80%; Worst Quarter (ended 6/30/2008): -1.03%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management Bond Index Fund (Class B)	5.90%	4.48%	4.07%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.56%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
David C. Kwan	2004	Managing Director
Lowell Bennett	2004	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/Oppenheimer Global Growth Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.87%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$89	$278	$482	$1,073

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	21%

Principal Investment Strategies. The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Cyclical opportunities risk – Seeking tactical advantage of changes in the business cycle evidencing growth potential, short-term market movements or changes affecting particular issuers or industries presents the risk that the anticipated changes do not occur, and the value of the stock could fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

13.98%	17.21%	6.56%	-40.69%	39.58%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 22.76%; Worst Quarter (ended 12/31/08): -22.15%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Oppenheimer Global Growth Fund (Class B)	39.58%	3.34%	4.81%
MSCI World Index	29.99%	2.01%	3.34%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
OppenheimerFunds, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Rajeev Bhaman	2004	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/PIMCO Total Return Bond Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.61%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	177%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

2.52%	3.57%	8.53%	0.57%	15.66%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 6.79%; Worst Quarter (ended 9/30/2008): 3.45%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/PIMCO Total Return Bond Fund (Class B)	15.66%	6.04%	5.60%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.56%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William H. Gross	2004	Managing Director & Chief Investment Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/PPM America High Yield Bond Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	0.62%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$63	$199	$346	$774

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	50%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  For purpose of satisfying the 80% requirement, the Fund may also invest in derivative instruments (such as options, futures contracts or swap agreements, including credit default swaps) that have economic characteristics similar to the fixed income instruments mentioned above.

The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

1.89%	10.72%	-0.79%	-30.65%	46.58%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 19.08%; Worst Quarter (ended 12/31/08): -19.86%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/PPM America High Yield Bond Fund (Class B)	46.58%	2.61%	3.39%
BofA Merrill Lynch High Yield Master II Constrained Index	58.10%	6.39%	6.98%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Anthony Balestrieri	2007	Senior Managing Director
Scott B. Richards	2008	Senior Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/PPM America Value Equity Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America Value Equity Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.66%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$67	$211	$368	$822

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	63%

Principal Investment Strategies. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.  For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

5.18%	13.21%	-5.36%	-47.07%	44.72%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 28.73%; Worst Quarter (ended 12/31/08): -23.53%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/PPM America Value Equity Fund (Class B)	44.72%	-2.90%	-1.65%
S&P500/Citigroup Value Index	21.18%	-0.81%	0.87%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard S. Brody, CFA	2007	Executive Vice President
Samuel A. Yee, CFA	2007	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2007	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/Select Balanced Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.59%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$60	$189	$329	$738

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	54%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

The Balanced Composite Index is a hypothetical representation of the performance of the Fund’s general investment categories using a weighting of 65% equity and 35% bond.  The following indexes are used to calculate the composite index:  the S&P 500 Index, 65% and the Barclays Capital U.S. Aggregate Bond Index, 35%.

Annual Total Returns as of December 31

Class B

5.52%	13.89%	7.73%	-20.62%	20.08%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 11.56%; Worst Quarter (ended 12/31/08): -11.44%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Select Balanced Fund (Class B)	20.08%	4.30%	4.81%
S&P 500 Index	26.46%	0.42%	1.41%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.56%
Balanced Composite Index	19.42%	2.28%	2.77%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward P. Bousa, CFA	2004	Senior Vice President
Christopher L. Gootkind, CFA	2006	Vice President
John C. Keogh	2004	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/Select Money Market Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.37%
Fee Waiver	0.00%
Net Expenses	0.37%

JNAM has contractually agreed to waive fees and reimburse expenses of the Fund through December 31, 2010 to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  For additional information about the waiver and any reimbursement, please turn to “Management of the Trust: Management Fee” on page 154.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$38	$119	$208	$468

Principal Investment Strategies. The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; ii) time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions; iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); iv) obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The Fund may invest more than 25% of its assets in the banking industry.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

The Fund attempts to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

The 7-day yield of Class B on December 31, 2009, was 0.00%.

Annual Total Returns as of December 31

Class B

2.91%	4.70%	4.97%	2.40%	0.21%
2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2006): 1.25%; Worst Quarter (ended 6/30/2009, 9/30/2009, and 12/31/2009): 0.00%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Select Money Market Fund (Class B)	0.21%	3.02%	2.75%
BofA Merrill Lynch Treasury Bill Index (3 month)	0.21%	3.02%	2.79%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/Select Value Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Value Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.63%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$64	$202	$351	$786

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	42%

Principal Investment Strategies. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion).

The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

8.41%	21.05%	8.13%	-33.19%	24.18%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 15.86%; Worst Quarter (ended 12/31/08): -19.14%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Select Value Fund (Class B)	24.18%	3.32%	4.41%
Russell 1000 Value Index	19.69%	-0.25%	1.50%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen H. Grimes, CFA	2004	Senior Vice President
Ian R. Link, CFA	2008	Vice President
W. Michael Reckmeyer, III, CFA	2008	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Established Growth Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.71%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$73	$227	$395	$883

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	62%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in common stocks.   The Fund concentrates its investments in well-established growth companies.  The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives.

The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

6.30%	13.95%	10.31%	-42.75%	43.79%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 15.31%; Worst Quarter (ended 12/31/08): -24.30%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/T. Rowe Price Established Growth Fund (Class B)	43.79%	1.92%	2.64%
Russell 1000 Growth Index	37.21%	1.63%	1.85%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
P. Robert Bartolo	2007	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Mid-Cap Growth Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.82%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	32%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the Sub-Adviser expects to grow at a faster rate than the average company.

The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the Russell MidCap® Growth Index.  The market cap of companies in the Fund’s portfolio and the Russell MidCap® Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range.

In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.  The Fund may also invest up to 25% of its assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

14.32%	6.97%	17.50%	-40.56%	47.22%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 19.42%; Worst Quarter (ended 12/31/08): -26.40%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/T. Rowe Price Mid-Cap Growth Fund (Class B)	47.22%	4.69%	6.10%
Russell MidCap® Growth Index	46.29%	2.40%	3.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Brian W.H. Berghuis, CFA	1995	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.53%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.05%
Total Annual Fund Operating Expenses	0.59%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$60	$189	$329	$738

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	102%

Principal Investment Strategies. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three (3) years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

Within this broad structure, investment decisions reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices and yields of the various securities.  For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund’s program) that would provide higher yields and appreciation potential.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

4.95%	-5.66%	7.74%
2007	2008	2009

Best Quarter (ended 6/30/2009): 3.59%; Worst Quarter (ended 12/31/08): -2.51%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (May 1, 2006)
JNL/T. Rowe Price Short-Term Bond Fund (Class B)	7.74%	2.68%
BofA Merrill Lynch 1-3 Year Treasury Index	0.78%	4.89%
Barclays Capital 1-3 Yr Government/Credit Index	1.41%	5.05%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward A. Wiese	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Value Fund
Class B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued.  Income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.76%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.77%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$79	$246	$428	$954

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
1/1/2009 – 12/31/2009	21%

Principal Investment Strategies. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund’s Sub-Adviser regards as undervalued.  Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies.  The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class B

6.42%	20.30%	1.03%	-40.39%	37.46%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.56%; Worst Quarter (ended 12/31/08): -27.55%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/T. Rowe Price Value Fund (Class B)	37.46%	1.17%	2.65%
Russell 1000 Value Index	19.69%	-0.25%	1.50%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark S. Finn	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 71.

Information About Purchasing the Funds

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson, or through a Jackson fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson, the tax treatment of dividends and distributions will depend on the tax status of Jackson, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additional Information About The Funds

JNL/AIM Global Real Estate Fund
Class B

Investment Objective.  The investment objective of the JNL/AIM Global Real Estate Fund is high total return.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts (“REITs”).  A REIT is a real estate company that pools funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.  The principal type of securities purchased by the Fund is common stock, which is a type of equity security. The companies will be located in at least three different countries, including the United States.

The Fund considers a company to be a real estate or real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate.  These companies include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund may engage in short sales of securities.  A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles.  Instead, it borrows that security for delivery when the sale settles.  The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own.  Generally, the Fund may sell a security short to (i) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (ii) to protect a profit in a security that it owns (short sale against the box).  The Fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s total assets.

The Fund may invest in equity and debt securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital.   The Fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the Fund’s portfolio managers to be of comparable quality.

The Fund’s investments in the types of securities described in this Prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this Prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

When constructing the portfolio, the portfolio managers use a fundamental driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives.  The portfolio managers and investment team focus on equity REITs and real estate operating companies.  Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation.  Each potential investment is analyzed using fundamental research and pricing components to identify attractively priced securities that appear to have relatively favorable long-term prospects.  Some of the fundamental factors that are evaluated in screening potential investments for the Fund include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable financing and fixed charge coverage ratios.  The market and company research available to the investment team helps the portfolio managers in their efforts to identify REITs and real estate companies operating in the most attractive markets that represent quality properties, solid management teams with the ability to effectively manage capital structure decisions.  The companies that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess stock valuations relative to one another and relative to the investment teams’ assessment of underlying asset value.  The fundamental research and pricing factors are combined to identify attractively priced securities of companies that appear to have relatively favorable long-term prospects.  The portfolio managers also consider the relative liquidity of each security in the construction of the Fund.  The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Global Real Estate Index (the benchmark index).  The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and/or geographic areas from time to time.  Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas as well as by limiting the size of any one holding.  The Fund uses the benchmark index as a guide to structuring the portfolio, but the Fund is not an index fund.

The portfolio managers will consider selling a security if they conclude (i) its relative valuation falls below desired levels, (ii) its risk /return profile changes significantly, (iii) its fundamentals change, or (iv) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and sub-Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Real estate investment risk
•	Industry concentration risk
•	Foreign securities risk
•	Short sales risk
•	High yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Currency risk
•	Derivatives risk
•	Market risk
•	Leveraging risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Global Real Estate Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA 30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

The sub-Sub-Adviser to the JNL/AIM Global Real Estate Fund is Invesco Asset Management Ltd. (“IAML”), with its principal office at 30 Finsbury Square, London, EC2A 1AG, United Kingdom.  IAML is an affiliate of Invesco.  IAML is compensated by Invesco at no additional expense to the Trust.  Invesco and IAML are collectively referred to herein as “Invesco.”

Day-to-day investment management decisions for the Fund will be made by the Sub-Adviser.  The sub-Sub-Adviser is responsible for choosing certain types of real estate securities for the Fund.  Invesco and its affiliates are indirect, wholly-owned subsidiaries of Invesco, Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  As of December 31, 2009, Invesco, Ltd. managed approximately $423.1 billion in total assets.

The Fund is managed on a team basis.  The individual members of the team, who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Joe Rodriguez, Jr. (Lead Manager), Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.

•	Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1998.
•	James Trowbridge, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1989.
•	Ping-Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.
•	Paul Curbo, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.
•	James Cowen, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 2001.
•	Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2005.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM International Growth Fund
Class B

Investment Objective.  The investment objective of the JNL/AIM International Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified portfolio of reasonably priced, quality international equity securities.  The Fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.  The Fund will normally invest in the securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

At the present time, the Fund’s portfolio managers intend to invest no more than 20% of the Fund’s total assets in companies located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund’s exposure above its total net assets.

The Fund’s investments in the types of securities described in the prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Sub-Adviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques.  The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but for whose prices do not fully reflect these attributes.  Investments for the portfolio are selected “bottom-up” on a stock-by-stock basis.  The focus is on the strengths of individual companies, rather than sector or country trends.  The Sub-Adviser may consider selling a security for several reasons, including (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock prices appears to be overvalued, or (3) a more attractive opportunity is identified.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  In addition to common stocks, the Fund may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities.  Fixed income securities, including preferred stocks and convertible securities, are subject to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer will not make payments of principal or interest when due.  A deterioration in the credit quality of an issuer of fixed income securities will cause the price of those securities to fall. Interest rate risk is the risk that interest rates will rise, causing the prices of fixed income securities, including those owned by the Fund, to fall.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Growth investing risk
•	Market risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/AIM International Growth Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  Invesco Aim Management Group manages or advises investment portfolios which total approximately $423.1 billion in total net assets as of December 31, 2009.  Invesco Aim Management Group is a wholly owned subsidiary of Invesco, Ltd.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•
Clas Olsson (lead manager with respect to the Fund’s investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 1994.

•
Barrett Sides (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1990.

•	Shuxin Cao, Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 1997.
•	Matthew Dennis, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 2000.
•	Jason Holzer, Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invescoand/or affiliates since 1996.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM Large Cap Growth Fund
Class B

Investment Objective.  The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.  In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments.  Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts (“ADRs”).  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization.  The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Fund’s portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000 Index at the time of purchase.  The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings.  The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Large Cap Growth Fund is Invesco Advisers, Inc.  (“Invesco”), located at 1555 Peachtree, N.E, Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.Invesco Aim Management Group advises mutual funds and separate accounts which total approximately $423.1 billion in total net assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•	Geoffrey Keeling, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1995.
•	Robert Shoss, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1995.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM Small Cap Growth Fund
Class B

Investment Objective.  The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.  In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic and derivative instruments.  Synthetic and derivative instruments are investments that have economic characteristics similar to the Fund’s direct investments.  Synthetic and derivative instruments in which the Fund may invest may include warrants, futures, options, exchange-traded funds and American Depositary Receipts (“ADRs”).  Synthetic and derivative instruments may have the effect of leveraging the Fund’s portfolio.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  The Russell 2000 Index is a widely recognized, unmanaged index of common stocks that measures performance of the 2,000 smallest companies in the Russell 3000® Index.  The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments.  The Fund may also invest up to 25% of its total assets in foreign securities.  Any percentage limitations with respect to the assets of the Fund are applied at the time of purchase.

In selecting investments, the Sub-Adviser utilizes a disciplined portfolio construction process that aligns the Fund with the Russell 2000 Growth Index which the Sub-Adviser believes represents the small cap growth asset class.  The security selection process is based on a three-step process that includes fundamental, valuation, and timeliness analysis.  Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management.  The goal is to find high quality, fundamentally sound companies operating in an attractive industry.  Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one-to-two year horizon.  Timeliness analysis is used to help identify the “timeliness” of a purchase.  In this step, relative price strength, trading volume, characteristics, and trend analysis are reviewed for signs of deterioration.  If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.  The Sub-Adviser considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Investment growth style risk
•	Liquidity risk
•	Interest rate risk
•	Small cap investing risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Small Cap Growth Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  Invesco Aim Management Group advises mutual funds and separate accounts which total approximately $423.1 billion in total net assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team are:

•
Juliet Ellis (lead manager), Senior Portfolio Manager and Chief Investment Officer of Invesco’s Domestic Growth Investment Management Unit, has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.  From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.

•
Juan Hartsfield, Portfolio Manager, has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.  From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management.  From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

•
Clay Manley, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated with Invesco and/or its affiliates since 2001.  From 2002 to February 2008, he was a senior equity analyst on Invesco’s small-cap team.  Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University.  Mr. Manley is a CFA Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian Global Balanced Fund
Class B

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

Principal Investment Strategies.  The Fund’s investment objective is to seek the balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a blend of 65% equities and 35% fixed-income, but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed-income securities.

Equity portion of the Fund
The investment objective of the equity portion of the Fund is to seek long-term growth of capital and income by investing in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $750 million at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Fixed-income portion of the Fund
The investment objective of the fixed-income portion of the Fund is to seek as high a total return, measured in U.S. dollars, as is consistent with conservation of capital, by investing principally in marketable fixed-income securities, denominated in currencies from around the world, as follows:

The bond portion of the Fund will be invested in one or a combination of the following:

(a)
Securities rated Baa3 or better by Moody’s Investors Service, Inc. or Fitch, or BBB or better by Standard & Poor’s Corporation, or securities unrated by any of the foregoing entities that are deemed by the Sub-Adviser to be of equivalent investment quality;

(b)	Securities issued or guaranteed by a national government, its agencies and instrumentalities (excluding developing countries) or a supranational organization,
(c)	Cash equivalents and cash; and/or
(d)	Currency options or forward currency contracts.

The Fund may also invest in debt securities of developing country (emerging market) issuers.  Up to 20% of the fixed-income portion of the Fund will be invested in securities rated lower than those in (a) above, or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Foreign securities risk
•	Interest rate risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian Global Balanced Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

Mark A. Brett is a director and senior vice president of Capital International Limited and a vice president of Capital International Research, Inc. His responsibilities include global fixed-income portfolio management and currency research. Prior to joining the Capital in 1993, Mr. Brett spent 14 years as an economist/strategist with Barclays de Zoete Wedd (formerly De Zoete and Bevan) in London. In addition, he was a director of BZW Capital Markets Ltd. and a member of the London Stock Exchange. He is a member of the UKSIP and the Securities Institute. He is based in London.

Michael Cohen is a director and senior vice president of Capital International Limited, an affiliate of Capital Guardian, and has equity portfolio management responsibilities for Capital Guardian.  Michael joined the Capital organization in 2000 as an investment analyst and later became a portfolio counselor for Capital Research and Management Company until the fall of 2009.  Prior to this, he was a research analyst with both Schroders and Salomon Brothers in London.  He received his MBA from the London Business School and his BA in accounting and economics from Tel Aviv University. He is based in London.

Mark H. Dalzell is a vice president of Capital International Limited. He joined the organization’s fixed-income area as a global bond specialist in 1988 and is involved with Capital International and Capital Guardian’s global and non-U.S. portfolios. Prior to joining the organization, he was a vice president and senior portfolio manager in the International Fixed-Income department at Citibank Investment Management, London for three years, spent two years in institutional sales at Bear, Stearns & Co., two years in the Foreign Exchange Consultancy group of Chase Manhattan Bank, and three years in the International Research department of the Federal Reserve Bank of New York. He received a Master’s degree in public policy from the Kennedy School at Harvard University and a BA in international affairs from the Woodrow Wilson School, Princeton University (magna cum laude). Mr. Dalzell is based in Los Angeles.

David I. Fisher is chairman of the board of Capital Group International, Inc. and Capital Guardian, as well as an officer and director of numerous affiliated companies. He is a portfolio manager for U.S., non-U.S., global, and emerging market assets and has been responsible for our organization’s international investing activities since 1982. He joined the organization in 1969 as a financial analyst and was director of research for ten years. Previously, he was an officer of Smith Barney & Co. and a marketing executive with General Electric Company. A graduate of the University of California at Berkeley, he holds an MBA from the University of Missouri Graduate School of Business Administration. Mr. Fisher is a member of the Los Angeles Society of Financial Analysts, as well as the International Society of Security Analysts. He is based in Los Angeles.

Laurentius Harrer is a senior vice president of Capital Guardian. He has research responsibilities in emerging markets and portfolio management responsibilities for emerging markets debt and global fixed-income accounts. Prior to joining the organization in 1993, he was with Metzler Investment in Frankfurt, Germany where he was a senior portfolio manager responsible for global bond and currency markets. Before that, he spent two years in institutional sales with Bayerische Vereinsbank. Mr. Harrer graduated from the University of Landshut in Germany with a bachelor of business administration degree. He is based in Los Angeles.

Nancy J. Kyle is vice chair of the Board of Capital Guardian.  Ms. Kyle is an international equity portfolio manager and coordinates the asset allocation process for our multi-product services. Prior to joining Capital in 1991, she was a managing director at JPMorgan Investment Management in New York. Ms. Kyle earned a BA from Connecticut College and did graduate work at the London School of Economics. She is based in New York.

Robert H. Neithart is a senior vice president and a director of Capital Guardian and director and an executive vice president of Capital International Research, Inc. He is also a vice president and  director of Capital Strategy Research, Inc. His portfolio management and research responsibilities are focused on emerging markets fixed income, global bonds, and global macroeconomics. Mr. Neithart joined the organization in 1987 as a participant in “The Associates Program.” He earned an AB degree (cum laude) in economics from Occidental College. He is a member of the National Association of Business Economists (NABE), is active in the Los Angeles chapter of NABE and holds the Chartered Financial Analyst® designation. He is based in Los Angeles.

Lionel M. Sauvage is a senior vice president of Capital Guardian Trust Company as well as a senior vice president of Capital International, Inc., with portfolio management responsibilities for both Capital Guardian and Capital International, Inc. He is also a director and senior vice president of Capital International Limited. He joined the organization in 1987 as an investment analyst and has covered European food, beverage, and airline industries, as well as U.S. aerospace companies. Mr. Sauvage earned his MBA from INSEAD in Fontainebleau, France and his electronic engineering degree from ENSEM in Nancy, France. Prior to attending business school, he was a project manager at Sogelerg Engineering in France for five years. He is based in London.

Alan J. Wilson is a director and senior vice president of Capital Guardian.  He is also president and director of global research for Capital International Research, Inc. a director of The Capital Group Companies, Inc. and a director of Capital Group Research, Inc.. He is a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining the organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.

Wesley K.-S. Phoa is a senior vice president of Capital International Research, Inc. and vice president of Capital Strategy Research, Inc.  He manages U.S. fixed income portfolios. He is also an investment analyst covering U.S. government bonds, as well as having responsibilities for fixed-income quantitative research. Prior to joining Capital in 1999, he was with Capital Management Sciences in Los Angeles for three years, where he served as vice president and later as director of research. Before that he spent three years with Deutsche Bank in Australia as a quantitative analyst and three years as a mathematics lecturer and research fellow. Dr. Phoa received a PhD in pure mathematics from Trinity College at the University of Cambridge. He also holds a BSc (Honors) from the Australian National University and is based in Los Angeles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian Global Diversified Research Fund
Class B

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Diversified Research Fund is long-term growth of capital.

Principal Investment Strategies. The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Consistent with the Fund's objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Growth investing risk
•	Market risk
•	Mid-capitalization investing risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian Global Diversified Research Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071.  Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

G. Ernest Nutter serves as the research portfolio coordinator for the Fund.

G. Ernest Nutter is a vice president of Capital International Research, Inc. and serves as the research portfolio coordinator for the Fund.  He joined the Capital organization in 2004 and brings over 28 years of research experience. For 13 years, he was managing director of mining research for RBC Capital Markets/Dominion Securities, Inc. Prior to that, he spent two years as the senior mining analyst for Dean Witter Reynolds (Canada), Inc.; one year as a mining analyst with Pemberton Securities, Inc.; one year as the senior mining analyst for Davidson Partners Limited; and 11 years as a project geologist with Westmin Resources/Western Mines. Mr. Nutter earned a BS in geology from Dalhousie University. He is based in Toronto.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian U.S. Growth Equity Fund
Class B

Investment Objective.  The investment objective of the JNL/Capital Guardian U.S. Growth Equity Fund is long-term growth of capital.

Principal Investment Strategies.  The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts (“ADRs”) and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase. The Fund intends to achieve its objective by investing primarily in attractively valued securities that at the time of purchase exhibit one or more “growth” characteristics relative to the U.S. stock market. The “growth” characteristics include securities exceeding the market (rate of growth) in at least one of the following categories: earnings, unit sales, revenue or cash flow.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. The Fund intends to remain fully invested, however, and the Fund may hold cash and cash equivalents for defensive purposes.  Although the Fund does not intend to seek short-term profits, securities in the Fund’s portfolio will be sold whenever the Fund believes it is appropriate to do so without regard to the length of time a particular security may have been held.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities to, among other reasons, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Foreign securities risk
•	Investment growth style risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Market risk
•	Derivatives risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian U.S. Growth Equity Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

Todd S. James is a director and senior vice president of Capital Guardian and a portfolio manager with U.S. growth, U.S. value, and Absolute Income Grower responsibilities. Prior to assuming his portfolio management responsibilities in 2006, Mr. James was an investment analyst with research responsibilities in U.S. merchandising and e-commerce and a statistician for Capital Group Research, Inc. Before joining the organization in 1985, he studied architecture at Texas Tech University and earned a BS in international finance from California State University, Sacramento. Mr. James earned an MBA from the University of Southern California Graduate School of Business and is based in Los Angeles.

Eric H. Stern is a director and senior vice president of Capital Guardian. His investment responsibilities include portfolio management within the U.S. Growth Equity product and research of the U.S. medical technology industry. Prior to joining the Capital organization in 1991, he served two years as an analyst in the Mergers and Acquisitions department of Morgan Stanley & Company. Mr. Stern is a Phi Beta Kappa graduate of the University of California at Berkeley, where he earned a BS in business administration. He also holds an MBA from Stanford Graduate School of Business. He is based in West Los Angeles.

Alan J. Wilson is a director and senior vice president of Capital Guardian.  He is also president and director of global research for Capital International Research, Inc. a director of The Capital Group Companies, Inc. and a director of Capital Group Research, Inc.. He is a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining the organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Eagle Core Equity Fund
Class B

Investment Objective.  The investment objective of the JNL/Eagle Core Equity Fund is long-term growth through capital appreciation, and secondarily, current income.

Principal Investment Strategies.  Under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund seeks to invest in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $5 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate and long-term. The Fund may also invest in preferred stocks and convertible securities that the portfolio managers believe may permit the Fund to achieve its investment objective. The Fund will invest in established companies that the portfolio managers determine are undervalued relative to their earnings growth prospects. The portfolio managers’ strategy combines a “bottom up” research process with a relative-valuation discipline in purchasing stocks. In general, the Fund’s portfolio managers seek to select securities that, at the time of purchase, typically have at least one of the following characteristics: (1) projected earnings growth rate at or above the S&P 500 Index, (2) above-average earnings quality and stability, or (3) a price-to-earnings ratio comparable to the S&P 500 Index.  Although the Fund is diversified, it normally will hold a focused portfolio of stocks of fewer companies than many other diversified funds. As a temporary defensive measure because of market, economic or other conditions, the Fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. If the portfolio manager invokes this strategy, the Fund’s ability to achieve its investment objective may be affected adversely.

The Sub-Adviser picks stocks from the 500 largest names in the Russell 1000 Index (by market capitalization).  It focuses on securities of companies with solid fundamentals, predictable growth and reasonable valuations relative to their peers.  Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses with no competitive advantage(s) are typically eliminated from consideration.  This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

The team develops an earnings model for each company in the resulting universe with each co-portfolio manager responsible for those stocks in his/her sector of expertise.  The research process concentrates on determining sustainable long-term growth prospects.  Finally, a team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Industry concentration risk
•	Investment value style risk
•	Security concentration risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Eagle Core Equity Fund is Eagle Asset Management, Inc. (“Eagle”), 880 Carillon Parkway, St. Petersburg, Florida 33716.  Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.  Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.

In its capacity as Sub-Adviser, Eagle supervises and manages the investment portfolio of the Fund.  Eagle’s Conservative Large Cap Equity team is responsible for the day-to-day management of the Large Cap Core Fund.  The team is compromised of four Co-Portfolio Managers: (1) Mr. Richard Skeppstrom who is a Managing Director and joined Eagle in April 2001 after serving as Senior Portfolio Manager for Evergreen Investment Management’s large cap core program for six years.  Mr. Skeppstrom has primary responsibility for companies within the consumer staples, communications, financials and leisure sectors; (2) Mr. John Jordan III is a Vice President and portfolio co-manager since joining Eagle in April 2001.  Prior to joining Eagle, Mr. Jordan served as Co-Portfolio Manager of Evergreen Investment Management’s large cap core program for two years. Mr. Jordan covers companies within the capital goods/industrials, basic industry, consumer discretionary and communications/networking equipment sectors; (3) Mr. Craig Dauer is a Vice President and has co-portfolio management responsibilities since joining in April 2001.  Prior to joining Eagle, Mr. Dauer served as Co-Portfolio Manager of Evergreen Investment Management’s large cap core program for two years.  Mr. Dauer is responsible for covering pharmaceuticals, medical devices, consumer staples and retailers; and (4) Mr. Robert Marshall is a Vice President since joining Eagle in September 2002.  From 1995 to 2002, Mr. Marshall served as Director/Senior Vice President of equity research at Wachovia Securities for seven years.  Mr. Marshall covers cyclical growth companies, technology (enterprise hardware, semiconductors, computer services and software) and brokerages.

Each portfolio manager is responsible for actively researching companies within their individual areas of expertise and uses intensive fundamental analysis to develop proprietary earnings and valuation models for each company he follows.  The team applies this relative-valuation approach consistently across the portfolio every day.  Initial recommendations on a course of action are made by the portfolio co-manager responsible for each sector.  Buy-and-sell decisions are made in consultation with the team.  As managing director, Mr. Skeppstrom ultimately authorizes all co-managers’ buy-and-sell decisions.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Eagle SmallCap Equity Fund
Class B

Investment Objective.  The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.  The Sub-Adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long-term earnings growth rate or asset value.  The Sub-Adviser generally invests in companies which have accelerating earnings, reasonable valuations, strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity.  The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investments in IPOs
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Growth investing risk
•	Market risk
•	Temporary defensive positions and large cash positions

Other investments. The Fund may also invest in American Depositary Receipts of foreign issuers, U.S. government securities, repurchase agreements and other short-term money market instruments which may diminish returns.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Eagle SmallCap Equity Fund is Eagle Asset Management, Inc. (“Eagle”), 880 Carillon Parkway, St. Petersburg, Florida 33716.  Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.  Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.

Bert L. Boksen, a Senior Vice President, Managing Director and Portfolio Manager of Eagle, and Eric Mintz, CFA, an Assistant Portfolio Manager of Eagle, are responsible for the day-to-day management of the Fund.  Mr. Boksen joined Eagle in April 1995 as a Senior Vice President and has portfolio management responsibilities for its small cap equity accounts. He was appointed a Managing Director in June 1999.  Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department.  While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee.  Mr. Boksen has had responsibility for the day-to-day management of the Fund since the inception of the Fund.  As portfolio manager, Mr. Boksen dedicates the majority of his time to investment research and portfolio management and acts as a generalist, covering a variety of different issues.  The research analysts and portfolio manager are responsible for performing in-depth fundamental research for the portfolio.  Mr. Boksen relies upon a team of research analysts for in-depth company information.  The research analysts are specialists, assigned to specific industries.  Team members meet on a daily basis to discuss investment candidates, as well as securities in the portfolio.  Mr. Boksen retains final authority for all buy-and-sell decisions.

Mr. Mintz has been Assistant Portfolio Manager since 2008 and Senior Research Analyst at Eagle since 2005. Mr. Mintz joined Eagle in 2005 as a Senior Research Analyst and brings 12 years of investment experience as an analyst and research associate. Mr. Mintz assists Mr. Boksen in the responsibilities of managing the Fund. Mr. Mintz does not have individual discretion over the assets of the Fund. Previously, Mr. Mintz served as Vice President of equity research for the Oakmont Corporation from 1999 to 2005.He holds a B.A. in economics from Washington and Lee University and earned his M.B.A. from the University of Southern California.  Mr. Mintz received his Chartered Financial Analyst designation in 2000.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Income Fund
Class B

Investment Objective.  The investment objective of the JNL/Franklin Templeton Income Fund is to maximize income while maintaining prospects for capital appreciation.

Principal Investment Strategies.  Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

Debt securities represent an obligation of the issuer to repay a loan of money to it and generally provide for the payment of interest.  These include bonds, notes and debentures.  An equity security, or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions.  Common stocks, preferred stocks and convertible securities are examples of equity securities.  Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.  In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s (“S&P®”) and Moody’s Investors Service (“Moody’s”) are considered investment grade.  Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody’s or BB or lower by S&P or from unrated securities deemed by the Fund’s manager to be of comparable quality.  Such high-yield securities are considered to be below “investment grade” and are sometimes referred to as “junk bonds.”  Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase.

The Fund may invest up to 25% of its assets in foreign securities.  It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The Fund’s manager searches for securities it deems to be undervalued or out-of-favor securities and believes offer opportunities for income today and significant growth tomorrow.  It performs independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by rating agencies.  In its analysis, the manager considers a variety of factors, including the following:

•	Management strength, experience and track record;
•	Responsiveness to changes in interest rates and business conditions;
•	Debt maturity schedules and borrowing requirements;
•	The company’s changing financial condition and market recognition of the change; and
•	A security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects.

When the Sub-Adviser believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments.  Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations repurchase agreements, money market fund shares and other money market instruments.  The Sub-Adviser also may invest these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.  In these circumstances, the Fund may be unable to achieve its investment goal.

While the Fund does not concentrate in any one industry, it may make significant investments in the utilities, healthcare, and financial services sectors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Investment value style risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Credit risk
•	Currency risk
•	Income risk
•	Leveraging risk
•	Loans risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Sector risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Income Fund is Franklin Advisers, Inc. (“Franklin Advisers”), One Franklin Parkway, San Mateo, California 94403-1906.  Together, Franklin Advisers and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•	Edward D. Perks, CFA (Vice President of Franklin Advisers) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1992.
•	Charles B. Johnson (Chairman of the Board of Franklin Advisers) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1957.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Small Cap Value Fund
Class B

Investment Objective.  The investment objective of the JNL/Franklin Templeton Small Cap Value Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small capitalization companies.  Small capitalization companies are companies with market capitalizations (the market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.

The Fund invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation.  Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities.  In choosing investments that are undervalued, the Fund's manager focuses on companies that have one or more of the following characteristics:

•	Stock prices that are low relative to current, or historical or future earnings, book value, cash flow, or sales – all relative to the market, a company's industry or a company's earnings growth;
•	Recent sharp price declines (fallen angels) but still have growth potential in the manager's opinion; or
•
Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

A stock price is undervalued, or a “value” when it is less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth.  The manager may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company.  The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products.  Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

The small capitalization companies in which the Fund invests have market capitalizations (share price times the number of shares of common stock outstanding) under $3.5 billion at the time of the Fund's investment (sometimes called “small cap”).  The Fund currently intends to limit its investments in foreign securities to no more than 25% of its total assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Currency risk
•	Cyclical opportunities risk
•	Foreign securities risk
•	Industry concentration risk
•	Market risk
•	Mid-capitalization investing risk
•	Interest rate risk
•	Sector risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Small Cap Value Fund is Franklin Advisory Services, LLC (“Advisory Services”), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024.  Together Advisory Services and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
William J. Lippman (President of Advisory Services) has been President of the Fund since inception and has more than 30 years experience in the securities industry.  He joined Franklin Templeton Investments in 1988.

•	Bruce C. Baughman, CPA (Senior Vice President of Advisory Services), has been a manager of the Fund since inception. He joined Franklin Templeton Investments in 1988.
•	Margaret McGee (Vice President of Advisory Services) has been a manager of the Fund since inception. She joined Franklin Templeton Investments in 1988.
•
Donald G. Taylor, CPA (Senior Vice President of Advisory Services), has been a manager of the Rising Dividends Fund and Small Cap Value Fund since 1996.  He joined Franklin Templeton Investments in 1996.

•
Y. Dogan Sahin, CFA (Portfolio Manager of Advisory Services), has been a portfolio manager of the Franklin Small Cap Value Fund since June 2007.  Mr. Sahin is also a part of a research team for other funds managed by Franklin Advisory Services.  He joined Franklin Templeton Investments in 2001.  Prior to his current position, Mr. Sahin was a research analyst in Franklin’s San Mateo, California office, where he provided industry-specific equity research of specialty retail companies.  Mr. Sahin earned a B.A. in chemistry and biology from Carleton College and an M.A. in molecular and cell biology from U.C. Berkeley.  He is a Chartered Financial Analyst (CFA) Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Core Plus Bond Fund
Class B

Investment Objective.  The primary investment objective of the JNL/Goldman Sachs Core Plus Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

Principal Investment Strategies.  The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.  The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities (securities rated BB- or below by one nationally recognized statistical ratings organization or, if unrated, determined by the Sub-Adviser to be of comparable quality) (commonly referred to as “junk bonds”), emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.  These segments include U.S. government securities and mortgage- and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization.  The Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes.  The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.  For purposes of this 75% constraint, the Fund will not deem a security to be non-investment grade if one NRSRO rates the security as investment grade.

The Sub-Adviser uses duration management as a fundamental part of the management for this Fund. Generally, the Sub-Adviser expects to track the duration of the Barclays Capital U.S. Aggregate Bond Index (plus or minus 1.5 years) although the securities held may have short, intermediate, and long terms to maturity. The Fund’s average duration will not likely exceed 6 years. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity and call features. It’s often used to measure the potential volatility of a bond’s price, and is considered a more accurate measure than maturity of a bond’s sensitivity to changes in market interest rates.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Emerging markets risk
•	High-yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Leveraging risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Portfolio turnover
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Core Plus Bond Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $753.4 billion (including seed capital and excluding assets under supervision).

In connection with GSAM’s service as sub-adviser to the Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Fund.  The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies.  GSAMI is not compensated by the Trust.  GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs.  GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis. The individual members of the team, who are assisted by the U.S. and Global Fixed Income-Investment Management Team (“U.S. Fixed Income Team”), and are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Michael Swell (Managing Director, Co-Head of US Fixed Income, US and Global Fixed Income) joined GSAM in 2007 as a Managing Director and Head of Structured Products.  Mr. Swell is directly responsible for creating structured product asset management vehicles across the spectrum of Fixed Income products and managing opportunistic/alternative portfolios.  Prior to joining GSAM, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division. Prior to joining Friedman, Billings & Ramsey, Mr. Swell was the Vice President in charge of Freddie Mac’s Securities Sales and Trading Group, Freddie Mac’s in-house MBS broker dealer.  Mr. Swell has a BA in Politics and Economics from Brandeis University, a General Course Degree from the London School of Economics and a MA in International Economics and Finance from the Lemberg School at Brandeis University.

•
James B. Clark (Managing Director, Global Head of Portfolio Construction and Risk Management) joined GSAM as a portfolio manager for the U.S. Fixed Income Team in 1994.  Mr. Clark became a managing director in 2001 and a partner in 2006.  Prior to his current role, Mr. Clark was the Co-Head of U.S. Fixed Income as well as the head of the portfolio management gropu specializing in mortgage and asset-backed securities.  Prior to becoming co-head of the US Fixed Income Team, Mr. Clark headed the portfolio management group specializing in mortgage-backed and asset-backed securities.  Mr. Clark earned a BA from Kenyon College in 1988 and an MBA from the University of Chicago in 1992.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Mid Cap Value Fund
Class B

Investment Objective.  The investment objective of the JNL/Goldman Sachs Mid Cap Value Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  AS of November 30, 2009, the capitalization range of the Russell Midcap® Value Index was between $251 million and $13.4 billion.  Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may also invest in derivatives.

The Fund may invest in the aggregate up to 20% of its net assets in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment style value risk
•	Foreign securities risk
•	Mid-capitalization investing risk
•	Emerging markets risk
•	Derivatives risk
•	Investments in initial public offerings of securities (“IPO”s)

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Interest rate risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Mid Cap Value Fund is Goldman Sachs Asset Management, L.P. (“GSAM®”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $753.4  billion (including seed capital and excluding assets under supervision).

The Fund is managed on a team basis.  The individual members of the team, who are assisted by the Value Investment Team (“Value Team”), and are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Dolores Bamford, CFA (Managing Director) joined GSAM as a portfolio manager for the Value Team in April 2002.  Dolores is a Portfolio Manager for the US Value Team, where she has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm’s Mid Cap Value and Socially Responsible accounts.  Prior to joining GSAM, Ms. Bamford was a Portfolio Manager and Research Analyst at Putnam Investments for Value products since 1992. Ms. Bamford has 20 years of industry experience focused on value investing.  She received a BA from Wellesley College and an MS from MIT Sloan School of Management.

•
David L. Berdon (Managing Director) joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002.  Mr. Berdon is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Before joining GSAM in 2001, Mr. Berdon was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc., a Principal Consultant at Diamond Technology Partners.  Mr. Berdon has 12 years of industry experience.  He received a BA in Government and Law from Lafayette College and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

•
Andrew Braun (Managing Director, Co-Chief Investment Officer) joined the GSAM as a mutual fund product development analyst in July 1993.  Mr. Braun is Co-CIO and portfolio manager of the US Value Equity team, where he oversees the portfolio management and investment research efforts for the firm's US value equity accounts.  Mr. Braun has 18 years of industry experience and has been a member of the US Value Equity team since 1997.  He currently has research responsibility for banks, specialty finance and broker dealers.  He has also covered insurance, basic materials, environmental services and transportation stocks throughout his tenure at Goldman Sachs.  He received a BA in Economics from Harvard University and an MBA in Finance and Economics from the Stern School of Business at New York University.

•
Scott Carroll, CFA (Managing Director) joined GSAM as a portfolio manager for the Value Team in May 2002.  Mr. Carroll is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm's Mid Cap Value accounts.  Before joining GSAM in 2002, Mr. Carroll spent over five years at Van Kampen Funds, where he had portfolio management and analyst responsibilities for a Growth and Income and Equity Income funds.  Mr. Carroll has 18 years of industry experience.  He received a BS in Accounting from Northern Illinois University and an MBA from the University of Chicago Graduate School of Business.

•
Sean A. Butkus, CFA (Vice President) joined GSAM as a research analyst on the Value Team in July 2004 and became a portfolio manager in 2006.  Mr. Butkus is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Mr. Butkus joined Goldman Sachs Asset Management in 2004.  Previously, he worked on the Business Planning Team of the Investment Management Division at Goldman Sachs, providing analytical support and offering strategic advice to the division's management team.  Mr. Butkus has 12 years of industry experience.  He received a BS in Natural Science and Accounting from Muhlenberg College and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

•
Sean Gallagher (Managing Director, Co-Chief Investment Officer) joined GSAM as a research analyst in May 2000.  Mr. Gallagher is Co-CIO and portfolio manager of the US Value Equity team, where he oversees the portfolio management and investment research efforts for the firm's US value equity accounts.  Mr. Gallagher has 16 years of industry experience and has been a member of the US Value Equity team since 2000.  He currently has research responsibilities for telecommunications, media, cable and health care.  Mr. Gallagher received a BS in Finance from Drexel University and an MBA in Finance and Accounting from the Stern School of Business at New York University.

•
J. Kelly Flynn (Managing Director) joined GSAM as a portfolio manager in April 2002.  Mr. Flynn is a Portfolio Manager for the US Value Team, where he has broad research responsibilities across value the strategies.  Prior to joining GSAM in 2002, Mr. Flynn spent 3 years at Lazard Asset Management as a Portfolio Manager for Small Cap/SMID Cap Value products.  Before Lazard, Mr. Flynn was a small cap value Portfolio Manager at 1838 Investment Advisors.  Mr. Flynn has 18 years of industry experience.  He received a BA from Harvard and an MBA from the Wharton School of Business at the University of Pennsylvania.

•
John Arege, CFA (Vice President) joined GSAM as a portfolio manager on the Core Equity team in 2006 and later joined the US Value Team as a portfolio manager in 2007.  Mr. Arege is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Mr. Arege joined the Value team in 2007 as a Portfolio Manager responsible for the Insurance and Asset Management sectors for the Mid Cap and Large Cap portfolios. He joined GSAM in 2006, as a Portfolio Manager on the Core Equity team, from Merrill Lynch Investment Managers where he was a senior analyst on the Value team and was responsible for the energy and financials services sectors. Prior to that, Mr. Arege worked for Standard and Poor’s in New York. He received his B.A. from Catholic University and a Masters in Finance from Boston University. John also holds a law degree and is a CFA Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan International Value Fund
Class B

Investment Objective.  The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.  The Fund’s industry weightings generally approximate those of the MSCI EAFE Value Index, although it does not seek to mirror the index in its choice of individual securities.  In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear overvalued.  The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.” The Sub-Adviser considers “emerging markets” to be any market not included in the MSCI EAFE Value Index.  An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country and (ii) is organized under the laws of an emerging market.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/JPMorgan International Value Fund seeks to achieve its investment objective primarily through its stock selection process.  Using a variety of quantitative valuation techniques and based on in-house research, the Sub-Adviser ranks issuers within each industry group according to their relative value.  The Sub-Adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock's price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Investment value style risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

When-issued securities. The Fund may invest in when-issued and delayed delivery securities.  Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement.  The purchase of these securities will result in a loss if their value declines prior to the settlement date.  This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/JPMorgan International Value Fund is J.P. Morgan Investment Management Inc. (“J.P. Morgan”), with principal offices at 245 Park Avenue, New York, New York 10167. J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2009, J.P. Morgan and its affiliates had approximately $1.2 trillion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund.  The portfolio management team is led by Jeroen Huysinga, Managing Director of J.P. Morgan, and Gerd Woort-Menker, Managing Director of J.P. Morgan.  Mr. Huysinga has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1997.  Mr. Huysinga previously spent two years at Lombard Odier (UK) Ltd., where he was a Japanese equity portfolio manager. Prior to this, Mr. Huysinga held positions with the British Steel pension fund as a UK analyst and latterly a Japanese equity portfolio manager, after beginning his career at Lloyds Bank.  Mr. Huysinga obtained a B.A. in economics and international studies from the University of Warwick.  Mr. Huysinga is an Associate of the Institute of Investment Management and Research.  Mr. Woort-Menker, who is a portfolio manager on the Global Equity team and the lead manager of the team’s Value strategies, has been employed by J.P. Morgan since 1987.  Gerd Woort-Menker, managing director, is a senior portfolio manager on the Global Investment Team. Mr. Woort-Menker currently manages international and global equity portfolios; he has also managed the International Value strategy since its inception. Mr. Woort-Menker began his career at VARTA in Hanover, where he was a financial comptroller. Mr. Woort-Menker obtained a business accounting degree from Muenster University and earned an M.A. in economics from Freiburg University. He is a CFA charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan MidCap Growth Fund
Class B

Investment Objective.  The investment objective of the JNL/JPMorgan MidCap Growth Fund is to seek capital growth over the long-term.

Principal Investment Strategies.  The Fund invests primarily in common stocks of mid-cap companies which its Sub-Adviser, J.P. Morgan Investment Management Inc. (“JPMorgan”), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase.  Market capitalization is the total market value of a company’s shares.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its assets in affiliated money market funds, high-quality money market instruments or repurchase agreements.

In managing the Fund, the Sub-Adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the Sub-Adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The Sub-Adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the Sub-Adviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The Sub-Adviser may sell a security for several reasons. The Sub-Adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the Sub-Adviser may also sell a security that the Sub-Adviser no longer considers reasonably valued.

Investments in all types of foreign securities will not exceed 20% of the total assets of the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Mid-capitalization investing risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Emerging markets risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/JPMorgan MidCap Growth Fund is JPMorgan, with principal offices at 245 Park Avenue, New York, New York 10167. JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2009, JPMorgan and its affiliates had approximately $1.2 trillion in assets under management.

Christopher M.V. Jones, managing director, is the CIO of the Growth and Small Cap U.S. Equity Team.  An employee since 1982, Chris has had fund management and analytical responsibilities on the small cap team since 1986.  He has served as the team’s chief investment officer since 1993 and has headed JPMorgan’s Growth investments since 2006.  He holds an M.A. in history from Cambridge University and is a member of both the New York Society of Security Analysts and The CFA Institute.  He is a CFA charterholder.

Tim Parton, managing director, is a portfolio manager in the U.S. Equity Group.  Tim has been managing the Mid Cap Growth strategy since 2001 and the Multi Cap Growth strategy since 2005.  Tim's analytical focus is on technology, financial services, energy and industrials.  An employee since 1986, Tim has managed a variety of small and mid cap portfolios.  Tim obtained a BSc in economics and accounting from the University of Bristol.  He is a member of the New York Society of Security Analysts and the Association for Investment Management and Research.  He is also a CFA charterholder and NASD Series 66 licensed.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class B

Investment Objective.  The investment objective of the JNL/JPMorgan U.S. Government & Quality Bond Fund is to obtain a high level of current income.

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in:

(i)	U.S. treasury obligations;
(ii)	obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government;
(iii)
mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.  Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

(iv)
mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

(v)
collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government;

(vi)	repurchase agreements collateralized by any of the foregoing; and
(vii)	other investments (such as derivatives contracts) related to those listed above.

Any guarantee of the securities in which the Fund invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages.  A security issued or guaranteed by a U.S. government agency may significantly fluctuate in value, and the Fund may not receive the originally anticipated yield on the security.  Shares of the Fund are not insured or guaranteed by the U.S. government, its agencies or instrumentalities.  The Fund may also invest in high-quality corporate debt securities.

The Sub-Adviser seeks to add value by actively managing the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection.  In selecting mortgage-backed securities for the Fund, the Sub-Adviser determines a security’s average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors.  These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Interest rate risk
•	U.S. Government securities risk
•	Mortgage-backed and mortgage-related securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Prepayment risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/JPMorgan U.S. Government & Quality Bond Fund is J.P. Morgan Investment Management Inc. (“J.P. Morgan”), with principal offices at 245 Park Avenue, New York, NY 10167.  J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide.  As of December 31, 2009, J.P. Morgan and its affiliates had approximately $1.2 trillion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund.  The portfolio management team is led by Michael Sais, Managing Director of J.P. Morgan. Mr. Sais is a Fixed Income Fund Manager for the Insurance Asset Management Team responsible for managing investments consistent with the unique requirements of insurance industry clients. Additionally, he is a member of the Columbus Taxable Bond Team where he has served as lead manager for the JPMorgan Ultra Short-Term Bond Fund since 1995 and Government Bond Products since 1996.  Mr. Sais joined the firm in 1994 as a senior fixed income research analyst responsible for the valuation and analysis of the mortgage-backed securities market.  Prior to this, he served as senior investment portfolio manager of Valley National Bank of Phoenix, where he was responsible for the management of the bank’s $2.2 billion investment portfolio.  Mr. Sais began his career with Citibank in San Juan, Puerto Rico, as an asset/liability manager and eurodollar trader.  He obtained a B.S. and an M.B.A, both in finance, from Indiana University.  Mr. Sais is also a CFA charterholder and member of The CFA Institute as well as the CFA Society of Columbus.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Lazard Emerging Markets Fund
Class B

Investment Objective.  The investment objective of the JNL/Lazard Emerging Markets Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index.  The Index includes, but is not limited to, the following countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The allocation of the Fund’s assets among emerging market countries may shift from time to time based on the Sub-Adviser’s judgment and its analysis of market conditions.  However, the Fund is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  While the portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns.  However, there is a risk that these transactions may reduce returns or increase volatility.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Investment value style risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Lazard Emerging Markets Fund is Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112.  Lazard is a subsidiary of Lazard Frères & Co. LLC (“Lazard Frères”), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services.  Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

John R. Reinsberg is a Deputy Chairman with responsibility for international and global strategies. He is also a Portfolio Manager on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1981. Prior to joining Lazard in 1992, John was Executive Vice President with General Electric Investment Corporation and Trustee of the General Electric Pension Trust. He was also previously with Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. John has an MBA from Columbia University and a BA from the University of Pennsylvania. He is a member of the University of Pennsylvania School of Arts and Sciences Board of Overseers, the University of Pennsylvania Huntsman Program Advisory Board, the Board of Directors of the Alliance for Cancer Gene Therapy, the Board of Directors of The Jewish Museum, as well as the Board of Directors of the U.S. Institute (Institutional Investor).

James Donald is a Portfolio Manager/Analyst on the Emerging Markets Equity team and Head of the Emerging Markets Group. He began working in the investment field in 1985. Prior to joining Lazard in 1996, James was a Portfolio Manager with Mercury Asset Management. He has a BA (Hons) in history from the University of Western Ontario.

Rohit Chopra is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis.  He began working in the investment field in 1996. Prior to joining the Firm in 1999, Rohit was with Financial Resources Group, Deutsche Bank and Morgan Stanley, Dean Witter, Discover Company. He has a BS in Finance and Information Systems from New York University and also studied at the London School of Economics and Political Science.

Erik McKee is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on the materials and industrials sectors.  He began working in the investment field in 1996.  Prior to joining Lazard in 1999, he was with Bank of America and Unibanco in Sao Paulo, Brazil.  Erik has a BA in International Finance from Brown University. He also studied history at the Sorbonne in Paris.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Lazard Mid Cap Equity Fund
Class B

Investment Objective.  The investment objective of the JNL/Lazard Mid Cap Equity Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.  The Fund invests in 50-70 securities, with a market capitalization of between $24 million and $14.65 billion, or in the Russell MidCap® Index at the time of purchase.  The Russell MidCap® Index is composed of selected common stocks of medium-size U.S. companies.  The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. To the extent its assets are not invested in such securities, the Fund may invest in the equity securities of larger capitalization companies or investment-grade fixed-income securities.  In searching for undervalued medium capitalization stocks, the Sub-Adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The Sub-Adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell MidCap® Index.  The Sub-Adviser may sell a security for any of the following reasons:

•	Its price rises to a level where it no longer reflects value (target valuation);
•	The underlying investment assumptions are no longer valid;
•	Portfolio management changes its direction; and/or
•	External events occur (e.g., changes in regulation, taxes and competitive position).

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investments in IPOs
•	Mid-capitalization investing risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Derivatives risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Lazard Mid Cap Equity Fund is Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Frères & Co. LLC (“Lazard Frères”), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services.  Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis by Christopher Blake, Andrew Lacey and Robert A. Failla.  Mr. Lacey has been with Lazard since 1996.  He is a portfolio manager and Deputy Chairman of Lazard.  Mr. Blake has been with Lazard since 1995.  Mr. Blake is a Managing Director of Lazard.  Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively. Mr. Failla is Director and portfolio manager and has been with Lazard since 2003.  Prior to joining the Firm, Robert was associated with AllianceBernstein.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management S&P 500 Index Fund
Class B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500® Index.  The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in large-capitalization company securities.  The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. This approach is called “replication.”  When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the S&P 500 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 Index in proportion to the weighting in the S&P 500 Index.  To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P 500 Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between Fund and S&P 500 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 500 Index.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The S&P 500 Index. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor’s to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 Index is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks.  Each stock in the S&P 500 Index is weighted by its float adjusted market capitalization. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management S&P 500 Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P MidCap 400 Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Principal Investment Strategies.  The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P MidCap 400 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index.  The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P MidCap 400 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.  This approach is called “replication.”  When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the S&P MidCap 400 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P MidCap 400 Index in proportion to the weighting in the S&P MidCap 400 Index.  To the extent that the Fund seeks to replicate the S&P MidCap 400 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P MidCap 400 Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between the Fund and S&P MidCap 400 Index performance may be affected by changes in securities markets and changes in the composition of the S&P MidCap 400 Index.

The Fund may invest in derivatives to manage contract owner cash flows and equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Mid-capitalization investing risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The S&P MidCap 400 Index. The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor’s to capture the price performance of a large cross section of the U.S. publicly traded stock market.  Stocks included in the S&P MidCap 400 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy.  Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P MidCap 400 Index is weighted by its float adjusted market capitalization (or the stock’s price multiplied by the number of shares outstanding adjusted for float, as the S&P MidCap 400 Index is considered a capitalization-weighted index.)  The inclusion of a stock in the S&P MidCap 400 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Small Cap Index Fund
Class B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000® Index1.  The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Russell 2000 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities.  To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Small cap investing risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Russell 2000 Index. The Russell 2000 Index is composed of approximately 2000 common stocks that are selected by the Russell Investments to capture the price performance of a large cross section of the U.S. publicly traded stock market.  Stocks that are included in the Russell 2000 Index are chosen with the aim of achieving a broad representative portfolio from the various sectors of the U.S. economy.  These stocks do not necessarily represent the entire U.S. economy, as they exclude approximately 1000 large company stocks.  Stocks held in the Russell 1000 Index are excluded from the Russell 2000 Index.  The Russell 2000 Index is recognized for its emphasis towards small- and mid-size stocks, essentially the remainder of the U.S. market.  Each stock in the Russell 2000 Index is weighted by its float adjusted market capitalization (the total market value relative to the total market values of all the securities in the Russell 2000 Index).

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Small Cap Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

1 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

JNL/Mellon Capital Management International Index Fund
Class B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East (“EAFE”) Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Principal Investment Strategies.  The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE® Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.  To the extent that the Fund seeks to replicate the MSCI EAFE Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the MSCI EAFE Index may be anticipated in both rising and falling markets.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals and other receivables, and to facilitate meeting the Fund’s objectives.  For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Index investing risk
•	License termination risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The MSCI EAFE Index. The MSCI EAFE Index is comprised of common stocks including, but not limited to, the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Greece, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.  The companies within each country are selected by MSCI to capture the price performance of a large cross section of the international publicly traded stock markets.  Stocks included in the MSCI EAFE Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy.  Aggregate market value and trading activity are also considered in the selection process.  The inclusion of a stock in the MSCI EAFE Index in no way implies that MSCI, Inc. believes the stock to be an attractive investment, nor is MSCI, Inc. in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Leveraging risk
•	Liquidity risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management International Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Bond Index Fund
Class B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.  The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Principal Investment Strategies.  The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Barclays Capital U.S. Aggregate Index through statistical procedures.  Bonds are selected based on their characteristics to create a portfolio that profiles the Index.  The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed-income securities that seek to match the performance and characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices.  This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market.  Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts.  Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund’s Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund’s composition is continuously evaluated relative to the Index, and if necessary, the portfolio is rebalanced, typically using cash flows from accruals and contract owner contributions and withdrawals.

The Fund can invest in a number of different kinds of “derivative” instruments to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Index investing risk
•	Interest rate risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions
•	U.S. government securities
•	Leveraging risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Bond Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

David C. Kwan has been a Managing Director of Mellon Capital Management Corporation since 2000.  He has also been the Head of Fixed Income Management Group since 1994 and the Head of the Trading Group since 1996.  Mr. Kwan has direct oversight responsibility for all U.S. and international fixed income portfolios, and the management of the Global Opportunity Strategy.  Mr. Kwan has had various positions and responsibilities at Mellon Capital since he joined in 1990, one of which was management of the firm's Enhanced Asset Allocation Fund.  He received his M.B.A. degree from University of California at Berkeley in 1990.  Mr. Kwan has 20 years of investment experience.

Lowell Bennett has been a Managing Director of Mellon Capital Management Corporation since 2000.  Mr. Bennett joined Mellon Capital in 1997 as a Vice President and fixed income strategist.  He is responsible for the development and implementation of fixed income strategies of the company.  Prior to joining Mellon Capital, he was a fixed income strategist at Merrill Lynch.  He received his M.B.A. degree from Stanford University in 1987. Mr. Bennett has 23 years of finance and investment experience.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Oppenheimer Global Growth Fund
Class B

Investment Objective.  The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

Principal Investment Strategies.  The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries.  As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States).  Typically, the Fund invests in a number of different countries.

The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-cap growth oriented companies worldwide.
•	Companies that stand to benefit from global growth trends at attractive valuations.
•	Businesses with strong competitive positions and high demand for their products or services.
•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns or to try to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Cyclical opportunities risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Security selection criteria. In selecting securities for the Fund, the Fund’s portfolio manager looks primarily for foreign and U.S. companies with high growth potential.  The portfolio manager uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.  The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing.  The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-capitalization growth-oriented companies worldwide;
•	Companies that stand to benefit from global growth trends;
•	Businesses with strong competitive positions and high demand for their products or services; and/or
•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors.  The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Emerging market risk
•	Growth investing risk
•	Industry concentration risk
•	Leveraging risk
•	Mid-capitalization investing risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Oppenheimer Global Growth Fund is OppenheimerFunds, Inc. (“Oppenheimer”), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

The portfolio manager of the Fund is Rajeev Bhaman, Senior Vice President of Oppenheimer.  He is the person principally responsible for the day-to-day management of the Fund's portfolio.  Mr. Bhaman has been a manager of the Fund since August 2004 and a Portfolio Manager at Oppenheimer since January 1997.  Prior to joining Oppenheimer in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.  Mr. Bhaman holds a B.A. and an M.B.A. from Cornell University as well as an M.B.A. in International Business from Katholieke Universiteit te Leuven in Belgium.  He has earned the right to use the Chartered Financial Analyst designation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PIMCO Total Return Bond Fund
Class B

Investment Objective.  The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality.  The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.  The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.  The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments”, which as used in this Prospectus includes:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, event-linked bonds;
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements and reverse repurchase agreements;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Investment strategy risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund seeks to consistently add value relative to the Barclays Capital U.S. Aggregate Bond Index, while keeping risk equal to or less than that index.  In managing the Fund, the Sub-Adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Barclays Capital U.S. Aggregate Bond Index.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Emerging market risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Portfolio turnover
•	Prepayment risk
•	Short sales risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PIMCO Total Return Bond Fund is Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”).  Allianz SE is the indirect owner of AGI LP.  Allianz SE is an European-based, multinational insurance and financial services holding company. As of December 31, 2009, PIMCO had assets under management of $1,000.1 billion.

William H. Gross, CFA, managing director, portfolio manager, and chief investment officer, was a founding partner of PIMCO in 1971. Mr. Gross has had responsibility for the day-to-day management of the Fund since the inception of the Fund.  Mr. Gross has over thirty years of investment experience and is the author of Bill Gross on Investing. Mr. Gross has a bachelor's degree from Duke University and an MBA from the UCLA Graduate School of Business.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America High Yield Bond Fund
Class B

Investment Objective.  The investment objective of the JNL/PPM America High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  For purpose of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, including credit default swaps.  The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum.

In light of the risks associated with such securities, the Sub-Adviser takes various factors into consideration in evaluating the creditworthiness of an issuer.  For corporate debt securities, these typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. With respect to derivative instruments, the Sub-Adviser also takes into consideration the credit-worthiness of the counterparty to the transaction.  For sovereign debt instruments, these typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history.  The Sub-Adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the Sub-Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service.  The Fund’s ability to achieve its investment objectives may be more dependent on the Sub-Adviser’s credit analysis than would be the case if it invested in higher quality debt securities.

In pursuing the Fund’s secondary objective of capital appreciation, the Sub-Adviser looks for those companies that the Sub-Adviser believes have the highest potential for improving credit fundamentals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Derivatives risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Foreign securities. The Fund may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed-income securities of foreign corporate issuers.

Zero-coupon, pay-in-kind, and deferred payment securities. The Fund may invest without limit in zero coupon securities, pay-in-kind bonds and deferred payment securities, which involve special risk considerations.  In particular, zero coupon securities fluctuate more in value in response to a change in interest rates than do bonds that pay current interest.

Loans, Equipment Leases, Trust Certificates and Limited Partnership Interests. The Fund may invest in fixed- and floating-rate loans, including loan participations and assignments.  The Fund may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnership interests.

Equity securities. The Fund may also invest up to 20% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit), typically equity investments acquired as a result of purchases of fixed-income securities.

Portfolio maturity. The Sub-Adviser has discretion to select the range of maturities of the fixed-income securities in which the Fund may invest.  The Sub-Adviser anticipates that, under current market conditions, the Fund will have average portfolio life of 6 to 12 years.  However, the average portfolio life may vary substantially from time to time depending on economic and market conditions.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Emerging market risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America High Yield Bond Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Anthony Balestrieri, Senior Managing Director and Scott B. Richards, Senior Managing Director, manage the assets of the Fund. Mr. Balestrieri and Mr. Richards review portfolio holdings, discuss purchase and sale activity, and adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. As of December 31, 2009, PPM’s Public Fixed Income Group managed approximately $47.3 billion in assets, including approximately $5.9 billion in high yield bond assets for various institutional clients based in the U.S. and abroad. Mr. Balestrieri and Mr. Richards share the ultimate decision making responsibility for the portfolio determinations.

Anthony Balestrieri is a Senior Managing Director and Portfolio Manager of PPM, and is responsible for managing or supervising over $23 billion in public investment grade, high yield, securitized and other fixed income investments. Mr. Balestrieri has over twenty-one years of investment industry experience. From May 1998 until to joining PPM in June 2003, Mr. Balestrieri was Director of Fixed Income at Merrill Lynch Investment Managers, where he was responsible for the oversight of $16 billion in institutional fixed income assets. Prior to May 1998, Mr. Balestrieri was a Senior Vice President at Mitchell Hutchins Asset Management responsible for the Short-Term Strategies Group. Mr. Balestrieri earned a B.A. in Economics and Business/Government and Law from Lafayette College. Mr. Balestrieri has been the portfolio manager since April 30, 2007.

Scott B. Richards is a Senior Managing Director and Portfolio Manager, and is responsible for managing over $2.3 billion in high yield assets for PPM clients.  Mr. Richards has over twenty-six years of investment experience, and joined PPM in June 2008. Prior to joining PPM, Mr. Richards was Senior High Yield Portfolio Manager responsible for all global below investment grade securities for State Street Global Advisers. Prior to joining State Street Global Advisers in October 2006, Mr. Richards was a senior portfolio manager and co-head of high yield at MFS Investment Management and, prior to 2004, Mr. Richards was head of the high yield group at Liberty Funds, a portfolio manager at State Street Research, and an analyst and director of high yield research at Wellington Management Company.  Mr. Richards earned a B.A. in Applied Economics from Cornell University and a M.B.A. from the Amos Tuck School at Dartmouth, and is a Chartered Financial Analyst.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America Value Equity Fund
Class B

Investment Objective.  The investment objective of the JNL/PPM America Value Equity Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.  For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Investment value style risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Value Equity Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606. As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $3.3 billion in large cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.   Mr. Brody has been the portfolio manager since January 16, 2007.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM’s Equity products.  Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since January 16, 2007.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group.  Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been the portfolio manager since January 16, 2007.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team.  Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Select Balanced Fund
Class B

Investment Objective.  The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.  Changes between the two asset classes will generally be made gradually based on the managers’ long-term perspective and assessment of business, economic, and market projections.

In choosing equity securities, the Sub-Adviser employs a “bottom-up” stock selection process that utilizes proprietary fundamental research to identify primarily large capitalization companies with a value orientation or out of favor growth stocks.  The Fund typically focuses on dividend-paying companies.

With respect to fixed-income investments, the Fund emphasizes investment-grade, fixed-income securities, including obligations of the U.S. government and its agencies, corporate bonds, taxable municipal bonds, asset-backed securities, and mortgage-backed securities.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities. Generally the foreign fixed income securities in which the Fund will invest will be dollar denominated bonds issued by foreign governments and corporations.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Foreign securities risk
•	Interest rate risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Prepayment risk
•	U.S. Government securities risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

Edward P. Bousa, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the equity component of the Fund since October 2004. Mr. Bousa joined Wellington Management as an investment professional in 2000.

John C. Keogh, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income component of the Fund since October 2004.  Mr. Keogh joined Wellington Management as an investment professional in 1983.

Christopher L. Gootkind, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the corporate portion of the fixed income component of the Fund since February 2006.  Mr. Gootkind joined Wellington Management as an investment professional in 2000.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Select Money Market Fund
Class B

Investment Objective.  The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Principal Investment Strategies.  The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including:

•	Obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments;
•	Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions;
•	Commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities);
•	Obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and
•	Repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.  Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the fund itself.  In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The Sub-Adviser’s investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund’s overall weighted average maturity. The overall weighted average maturity of the Fund’s investments is 60 days or fewer.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The Fund may invest more than 25% of its assets in the banking industry.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Risk of investment in banking industry
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Dividends:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00.  The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day.  If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive.  The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class.  For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “PURCHASES, REDEMPTIONS AND PRICING OF SHARES” in the SAI.  For a description of the allocation of expenses among fund share classes, see “Classes of Shares and Distribution Plans” in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00.  When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses.  In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser.  The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Select Value Fund
Class B

Investment Objective.  The investment objective of the JNL/Select Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.  Foreign securities include (1) companies organized outside of the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States.  Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks. The Fund’s investment approach is based on the fundamental analysis of companies with large market capitalizations and estimated below-average valuation ratios.  Fundamental analysis may include the assessment of company-specific factors such as its business environment, management quality, financial statements and outlook, dividends and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals.  Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions, but which the Sub-Adviser believes provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. Limited consideration is given to macroeconomic analysis in establishing sector and industry weightings.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the Fund since October 2004.  Ms. Grimes joined Wellington Management as an investment professional in 1995.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008.  Prior to joining Wellington Management in 2006, Mr. Link worked for Deutsche Asset Management in New York where he was the lead portfolio manager for various technology sector funds and manager of a team of globally-based technology analysts (2004 – 2006).

W. Michael Reckmeyer, III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008.  Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Established Growth Fund
Class B

Investment Objective.  The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing primarily in common stocks.   The Fund concentrates its investments in well-established growth companies.  The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  The Sub-Adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives.  The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Counterparty and settlement risk
•	Investment growth style risk
•	Emerging markets risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/T. Rowe Price Established Growth Fund invests most of its assets in common stocks of U.S. companies.  However, the Fund may invest in other securities, including foreign securities, convertible securities, warrants, preferred stocks and corporate and government debt obligations, in keeping with Fund objectives.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Currency risk
•	Derivatives risk
•	Growth investing risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Established Growth Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. P. Robert Bartolo is chairman of the Committee, and has day-to-day portfolio management responsibilities over the Fund.  Mr. Bartolo joined T. Rowe Price in 2002. He is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a portfolio manager in the Equity Division.  He is an executive vice president and chairman of the Investment Advisory Committee of the T. Rowe Price Growth Stock Fund.  Prior to 2002, he was director of finance for MGM Mirage, Inc.  Mr. Bartolo earned a B.S. in Accounting, cum laude, from the University of Southern California and an M.B.A. from the Wharton School of the University of Pennsylvania.  He is a Certified Public Accountant and also has earned the Chartered Financial Analyst accreditation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Mid-Cap Growth Fund
Class B

Investment Objective.  The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the Sub-Adviser expects to grow at a faster rate than the average company.  The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the Russell MidCap® Growth Index.  The market cap of companies in the Fund’s portfolio and the Russell MidCap® Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range.  In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.  The Fund may also invest up to 25% of its assets in foreign securities.

Stock selection is based on a combination of fundamental bottom-up analysis in an effort to identify companies with superior long-term appreciation prospects.  In addition, a portion of the portfolio will be invested using T. Rowe Price’s fundamental research.  The Portfolio will be broadly diversified, and this should help to mitigate the downside risk attributable to any single poorly-performing security on overall fund performance.

As Sub-Adviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

•	A demonstrated ability to consistently increase revenues, earnings and cash flow;
•	Capable management;
•	Attractive business niches and operate in industries experiencing increasing demand;
•	A sustainable competitive advantage;
•	Proven products or services; or
•	Stock prices that appear to undervalue their growth prospects.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may also invest in securities other than U.S. common stocks, including foreign securities (up to 25% of its assets, excluding reserves), futures and options, convertible securities, and warrants, in keeping with Fund objectives.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Brian W.H. Berghuis.  Brian W.H. Berghuis, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Mid-Cap Growth Fund.  He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Equity Division.  He is President of the T. Rowe Price Mid-Cap Growth Fund and Chairman of the fund’s Investment Advisory Committee.  He joined the firm in 1985.  Brian earned an A.B. from Princeton University and an M.B.A. from Harvard Business School.  He is a past President of the Baltimore Security Analysts Society.  Brian has also earned the Chartered Financial Analyst accreditation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
Class B

Investment Objective.  The investment objective of the JNL/T. Rowe Price Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Principal Investment Strategies.  The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three (3) years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.  The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase.  Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices and yields of the various securities.  For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund’s program) that would provide higher yields and appreciation potential.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.  Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies.  Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions).  Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Interest rate risk
•	Mortgage-backed and mortgage-related securities risk
•	Derivatives risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Foreign securities risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Edward A. Wiese.  Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund’s investment program.  Mr.Wiese has been chairman of the committee since 2009.  Since joining T. Rowe Price in 1984, Mr. Wiese’s responsibilities have included managing multi-currency portfolios in London, managing the firm’s taxable money market funds and overseeing the development and management of synthetic Guaranteed Investment Contract products.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Value Fund
Class B

Investment Objective.  The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued.  Income is a secondary objective.

Principal Investment Strategies.  In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund’s Sub-Adviser regards as undervalued.  Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies.  The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation.  In selecting investments, the Sub-Adviser generally looks for the following:

•	Low price/earnings, price/book value, price/sales or price/cash flow ratios relative to the S&P 500 Index, the company’s peers, or its own historic norm;

•	Low stock price relative to a company’s underlying asset values;

•	Companies that may benefit from restructuring activities; and

•	A sound balance sheet and other positive financial characteristics.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Mid-capitalization investing risk
•	Small cap investing risk
•	Investment value style risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Other investments. Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund’s investment program.  These may include:

•	Futures and options;
•	Preferred stocks;
•	Convertible securities and warrants ;
•	Fixed income securities, including lower quality (high-yield, high-risk bonds) commonly referred to as “junk bonds” (up to 10% of total assets), and bank debt
•	Hybrid instruments (up to 10% of total assets) which combine the characteristics of securities, futures and options ; and
•	Private placements.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Derivatives risk
•	Leveraging risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.   The Sub-Adviser to the JNL/T. Rowe Price Value Fund is T. Rowe Price Associates, Inc.  (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee.  John Linehan, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Value Fund.  He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.  He is also a Portfolio Manager in the Equity Division.  John is President of the T. Rowe Price Value Fund and Chairman of the fund’s Investment Advisory Committee.  John joined the firm in 1998 and has nine years of previous investment experience at Bankers Trust and E.T. Petroleum.  He earned a B.A. from Amherst College and an M.B.A. from Stanford University where he was the Henry Ford II Scholar, an Arjay Miller Scholar, and the winner of the Alexander A. Robichek Award in Finance.  He has also earned the Chartered Financial Analyst accreditation.

Effective December 31, 2009, Mark S. Finn will replace Mr. Linehan as Chairman of the Investment Advisory Committee.  Mr. Finn joined T. Rowe in 1990 and his investment experience dates from 1998.  Mr. Linehan will remain a member of the Fund’s Investment Advisory Committee.  Mark Finn is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is a research analyst in the U.S. Equity Division specializing in electric and power generation utilities and coal. Mark is a vice president and Investment Advisory Committee member of the Equity Income Fund, New Era Fund, Capital Appreciation Fund, Capital Opportunity Fund, and Mid-Cap Value Fund. In 2005, he transferred to Equity from T. Rowe Price’s Fixed Income Division where he also covered utilities and power generation. From 1998 to 2001, Mark worked with the T. Rowe Price Recovery Fund team where he evaluated financially distressed companies. He began his career with the firm in 1990 in the Finance Division where he served as controller of T. Rowe Price Investment Services, Inc., and as the principal accounting officer for the T. Rowe Price Realty Income Funds. Prior to joining the firm, Mark had five years of auditing experience with Price Waterhouse LLP where he worked on engagements for both public and private companies. Mark earned a B.S. from the University of Delaware and has obtained the Chartered Financial Analyst and Certified Public Accountant accreditations.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

More About The Funds

The investment objectives of the respective Funds are not fundamental and may be changed by the Trustees without shareholder approval.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Funds to invest in investment companies to the extent permitted under the 1940 Act, including unaffiliated money market funds.  Under the relief, a Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are money market funds managed by the Trust’s investment adviser or its affiliates.  As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees. The Funds have received exemptive relief from the SEC permitting them to invest up to 25% in an affiliated money market fund.

Certain Funds state in the description of their investment strategies that they may invest in futures contracts in certain circumstances.  The Fund’s use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool.  JNAM and the Sub-Advisers have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, they are not subject to registration or regulation as pool operators under that Act.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

For Each of the JNL/Mellon Capital Management Sub-Advised Funds.  The Sub-Adviser is a subsidiary of The Bank of New York Mellon Corporation, the owner of a number of asset managers and a diversified global financial institution.  Through this ownership structure and through other entities owned by the Sub-Adviser’s direct and indirect owners, the Sub-Adviser has various financial industry affiliations.  As a result of the business activities of the Sub-Adviser and its affiliates, the Sub-Adviser may be prohibited or limited from effecting transactions on behalf of the Fund due to rules in the marketplace in which the Sub-Adviser trades, foreign laws or the Sub-Adviser’s own policies and procedures.  By way of illustration only, in certain cases, the Sub-Adviser may face trading limitations or prohibitions because of aggregation issues due to its relationships with affiliated investment advisory firms, position limits imposed by regulators or foreign laws such as mandatory takeover offer requirements (which it will need to avoid).  However, if the Sub-Adviser cannot invest in a security directly, the Fund may, instead, invest in the relevant American Depositary Receipt (ADR).  In any case, the Fund may invest in securities of affiliates of the Fund and the Sub-Adviser to the extent permissible under applicable U.S. laws and regulations.

Portfolio Turnover. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

Derivatives Risk.  As an open-end investment company registered with the SEC a Fund is subject to the Federal Securities Laws including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions with respect to certain kinds of derivatives, a Fund must “set aside” (referred to sometimes as “asset segregation” or “coverage”) liquid assets, or engage in other SEC or staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to set aside liquid assets in an amount equal to a Fund’s daily marked – to market (net) obligations, if any (i.e., a Fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. The use of leverage involves certain risks. See below for leveraging risk. A Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

The Funds enter into certain kinds of derivative transactions that involve obligations to make future payments to third parties.  These transactions include, but are not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when issued or delayed delivery basis, or reverse repurchase agreements.  In this connection, the Funds may be required to “set aside” or segregate liquid assets, or engage in other measures, to cover open derivatives positions, in accordance with federal securities laws, rules thereunder, or interpretations thereof, including positions that the SEC or its staff have taken.  In such situations, the Funds set aside liquid assets on either of two bases.  Where a derivatives contract does not require cash settlement, the Funds must set aside liquid assets on the basis of the contracts full notional value.  Where a derivatives contract does require cash settlement, the Funds are permitted to set aside assets on the basis of daily marked-to-market net obligations (i. e., a Fund’s daily net liability or unrealized loss, if any), rather than the contract’s full notional value.  In the latter situation, a Fund may employ leverage to a greater extent than under the former situation.  Each Fund reserves the right to change its procedures for setting aside assets in order to comply with any change in governing law, rules, interpretations, or SEC or SEC staff positions.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit that meet certain guidelines. Cash collateral may be invested by a Fund in money market investments or short-term liquid investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent. There is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Recent Market Events.  Over the last several years, domestic and international markets have experienced acute turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. In addition, many governments throughout the world responded to the turmoil with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. These market conditions and continuing economic risks add significantly to the risk of short-term volatility in the Funds.

Regulatory Inquiries and Pending Litigation

JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/AIM Large Cap Growth Fund, and JNL/AIM Small Cap Growth Fund

Civil lawsuits, including regulatory proceedings and purported class action and shareholder derivative suits against certain AIM Funds, INVESCO Funds Group, Inc (IFG) (the former investment advisor to certain AIM Funds), Invesco Advisers, Inc. (Invesco), Invesco Aim Distributors, Inc.  (Invesco Aim Distributors) (the distributor of the AIM Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things:  (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM Funds, IFG, Invesco Advisers, Inc., Invesco Aim Distributors and/or related entities and individuals in the future.  You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, at www.invescoaim.com.

JNL/Franklin Templeton Income Fund and JNL/Franklin Templeton Small Cap Value Fund

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (“Advisers”) (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission (“SEC”) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds.  Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant.  Such a distribution plan has been prepared and submitted to the SEC for approval. On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement.  Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC’s findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country.  Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the “Judicial Panel”) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled “In re Mutual Funds Investment Litigation” (the “MDL”).  The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (“Distributors”) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC’s investigation concerning marketing support payments to securities dealers who sell fund shares.  In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC’s order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of federal securities and state laws relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website.  Any further updates on these matters will be disclosed on Franklin Resources, Inc.’s website at franklintempleton.com under “Statement on Current Industry Issues.”

JNL/Oppenheimer Global Growth Fund

During 2009, a number of lawsuits have been filed in federal courts against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc. (“OFDI”), and certain Oppenheimer mutual funds (“Defendant Funds”) advised by OFI and distributed by OFDI (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers and trustees and former trustees of the respective Defendant Fund. The plaintiffs are seeking class action status on behalf of those who purchased shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.

A lawsuit has been brought in state court against OFI, OFDI and another subsidiary of OFDI, on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against OFI and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust.  All of these lawsuits allege breach of contact, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorney’s fees and litigation expenses. An agreement in principal has been reached to settle the lawsuits on behalf of Oregon College Savings Plan Trust.

Other lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of OFI, against OFI and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named OFDI, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors.  None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.

OFI believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or OFDI to perform their respective duties to the Fund, and that outcome of all the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.

JNL/PIMCO Total Return Bond Fund

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005.  Management of PIMCO currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.  On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case.  As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed.  In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS and rejected the IRS’s request for a stay pending appeal.  The IRS is expected to seek emergency relief by appealing this to the US Court of Appeals for the Third Circuit.  It is not known at this time when and whether such emergency relief has or will be sought. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

GLOSSARY OF RISKS

Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

Convertible securities risk – A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit risk on the counterparties. Such instruments are not afforded the same protections as may apply to trading futures or options on organized exchanges. Substantial losses may arise from the insolvency, bankruptcy or default of a counterparty and risk of settlement default of parties with whom it trades securities.  Settlement mechanisms in emerging markets are generally less developed and reliable than those in more developed countries thus increasing the risks.

Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit ratings may reflect the varying degrees of risk.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest

Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Cyclical opportunities risk –The Fund might seek to take tactical advantage of changes in the business cycle evidencing growth potential, short-term market movements or changes affecting particular issuers or industries.  If the anticipated changes do not occur, the value of the stock could fall.  Cyclical stocks may tend to increase in value quickly during economic upturns, but they also tend to lose value quickly in economic downturns.  These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Derivatives risk – These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund or Master Fund’s Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment.  The Fund or Master Fund’s Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund or Master Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund or Master Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.  If the Fund or Master Fund’s Adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful.

Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  There may be government policies that restrict investment by foreigners, and a higher risk of a government taking private property.  Low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments. In addition, there is less publicly available information and more volatile or less liquid markets. Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

Growth investing risk – Growth stocks can perform differently from the market as a whole or other types of stocks.  Growth stocks are generally priced based on future or anticipated earnings, and may be more expensive relative to their earnings or assets.  As a result of forward-looking growth and revenue expectations, growth stocks tend to be more sensitive to changes in their earnings, contributing to their volatility.

High-yield bonds, lower-rated bond, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  An unanticipated default would result in a reduction in income, a decline in the market value of the related securities and a decline in value.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in price volatility.

Income risk – Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.

Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Market fluctuations can cause the performance of an index to be significantly influenced by a handful of companies.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance may sometimes be lower than funds that actively invest in stocks that comprise the index.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  The correlation between the Fund and index performance may be affected by the Fund’s/Underlying Fund’s expenses the index doesn’t have, changes in securities markets, changes in the composition of the index, the size of the portfolio, the timing of purchases and redemptions of the Fund’s/Underlying Fund’s shares, and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Internal Revenue Code.

Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.  The Fund or Master Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Investment growth style risk – The returns from a certain investment style may trail returns from the overall stock market.  Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings.  Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.  Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or may be available only in very limited quantities. When the Fund’s size is smaller, any gains or losses from IPOs will have a greater impact on the Fund’s performance than when the Fund is larger.

Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Investment value style risk – The returns from a certain investment style may trail returns from the overall stock market.  Value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends.  A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging risk – The use of leverage may cause the Fund or Master Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Fund or Master Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund or Master Fund's portfolio securities.

License termination risk – The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund or Master Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  Small capitalization companies and companies domiciled in emerging markets pose greater liquidity and volatility risks of price fluctuations.

Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender.  Indebtedness of companies whose creditworthiness is poor may be highly speculative involving substantially greater risks that those companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, with a substantial risk of losing the entire amount invested.  After purchase of a loan, the Fund may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower. In the event that a borrower defaults, access to the collateral securing the loan may be limited by bankruptcy and other insolvency laws.  The collateral may be inadequate or difficult to realize upon, so the Fund might not receive payments to which it is entitled.

Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-related securities may exhibit additional volatility. This is known as extension risk.  Rising interest rates and falling property prices may increase the likelihood that individuals and entities may fall behind or fail to make payments on their mortgages.  This is referred to as default risk.  When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid.  In addition, a number of mortgage defaults could lead to a decline in the value of mortgage-backed and mortgage-related securities.  Mortgage-related securities are also subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns because the Fund will have to reinvest that money at the lower prevailing interest rates. This is referred to as contraction risk.

Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments or defaults on the underlying mortgages serving as collateral.  An increase or decrease in payment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price.  The prices of mortgage-backed securities, depending on their structure and the rate of payments, can be volatile.  Some mortgage-backed securities may also not be as liquid as other securities.  The value of these securities also may change because of changes in the market’s perception or the actual creditworthiness of the issuer.  In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation, interest rates, and/or tax policies.

Non-diversification risk – The Fund or Master Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund or Master Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

Portfolio turnover – The Fund or Master Fund may actively trade securities in seeking to achieve its objective.  Doing so may increase transaction costs, which may reduce performance.  Active trading also may increase realized short-term capital gains and losses.

Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Real estate investment risk – Real estate is also affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.  Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination.  Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares.   The Fund could hold real estate directly if a company defaults on its debt securities.  Direct ownership in real estate present additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.  Investment in REITs may be affected by the management skill of the persons managing the REIT.  The Fund will bear a proportional share of the REITs’ expenses.

Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.  These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers.  The bank securities typically are not insured by the federal government.  Securities that do not represent deposits have lower priority in the bank’s capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

Sector risk– Investment of a significant portion in the securities of companies involved in the financial services sector carries greater risk of adverse developments in a sector affecting performance. The financial services sector is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for services decreases and prices and dividends may decline.

Although financial services companies carry more risk than a more diversified fund the dividends typically paid by financial services companies may help to moderate this risk to some extent. The financial services sector is highly correlated and particularly sensitive to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition. Financial services companies may also be hurt when interest rates rise sharply to varying degrees.  The stocks may also be vulnerable to rapidly rising inflation. The industry is not generally perceived to be dynamic or aggressive, which could lessen fund performance.

Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.  It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Short sales risk – A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative decline, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, the losses could be greater than the actual cost of the investment. Increased liquidity risk and transaction costs are frequently involved, as is the risk that the third party to the short sale may fail to honor its contract terms.

Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Temporary defensive positions and large cash positions – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  During periods in which the Fund or Master Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.  The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government.

There is a risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. Government Securities may be purchased by the Funds, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and equities and on securities guaranteed by the entities is unclear.  No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.  In addition, new accounting standards and future Congressional action may affect the value of FNMA and FHLMC debt.

MANAGEMENT OF THE TRUST

Investment Adviser

Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Asset Management, LLCSM (“JNAM®” or the “Adviser”), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Prudential plc is also the parent of Curian Capital, LLC, M&G Investment Management Limited, PPM America, Inc. and Prudential Asset Management (Singapore) Limited.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

Management Fee

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly.  The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.

The following terms apply in connection with JNAM’s contractual obligation to waive fees and reimburse expenses for the JNL/Select Money Market Fund.  There can be no assurance that JNAM will continue to waive fees and reimburse expenses after December 31, 2010.  The Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its Adviser fee. Such reimbursement by the Fund shall be made monthly, but only if the operating expenses of the Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
JNL/AIM Global Real Estate Fund	$0 to $50 million Over $50 million	.75% .70%
JNL/AIM International Growth Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/AIM Large Cap Growth Fund	$0 to $150 million Over $150 million	.70% .65%
JNL/AIM Small Cap Growth Fund	$0 to $300 million Over $300 million	.85% .80%
JNL/Capital Guardian Global Balanced Fund	$0 to $500 million Over $500 million	.65% .60%
JNL/Capital Guardian Global Diversified Research Fund	$0 to $150 million $150 million to $500 million $500 million to $750 million Over $750 million	.75% .70% .65% .60%
JNL/Capital Guardian U.S. Growth Equity Fund	$0 to $150 million $150 million to $500 million $500 million to $750 million Over $750 million	.70% .65% .60% .55%
JNL/Eagle Core Equity Fund	$0 to $100 million $100 million to $300 million Over $300 million	.65% .60% .55%
JNL/Eagle SmallCap Equity Fund	$0 to $100 million $100 million to $500 million Over $500 million	.75% .70% .65%
JNL/Franklin Templeton Income Fund	$0 to $100 million $100 million to $200 million $200 million to $500 million Over $500 million	.80% .75% .65% .60%
JNL/Franklin Templeton Small Cap Value Fund	$0 to $200 million $200 million to $500 million Over $500 million	.85% .77% .75%
JNL/Goldman Sachs Core Plus Bond Fund	$0 to $500 million Over $500 million	.60% .55%
JNL/Goldman Sachs Mid Cap Value Fund	$0 to $100 million Over $100 million	.75% .70%
JNL/JPMorgan International Value Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million $250 million to $750 million $750 million to $1,500 million Over $1,500 million	.70% .65% .60% .55%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million $150 million to $300 million $300 million to $500 million Over $500 million	.50% .45% .40% .35%
JNL/Lazard Emerging Markets Fund	$0 to $100 million $100 million to $250 million Over $250 million	1.00% .90% .85%
JNL/Lazard Mid Cap Equity Fund	$0 to $50 million $50 million to $250 million Over $250 million	.75% .70% .65%
JNL/Mellon Capital Management S&P 500 Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management Small Cap Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management International Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.30% .25% .24%
JNL/Mellon Capital Management Bond Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.30% .25% .24%
JNL/Oppenheimer Global Growth Fund	$0 to $300 million Over $300 million	.70% .60%
JNL/PIMCO Total Return Bond Fund	All assets	.50%
JNL/PPM America High Yield Bond Fund	$0 to $150 million $150 million to $500 million Over $500 million	.50% .45% .425%
JNL/PPM America Value Equity Fund	$0 to $300 million Over $300 million	.55% .50%
JNL/Select Balanced Fund	$0 to $50 million $50 million to $150 million $150 million to $300 million $300 million to $500 million Over $500 million	.55% .50% .475% .45% .425%
JNL/Select Money Market Fund	$0 to $500 million Over $500 million	.28% .25%
JNL/Select Value Fund	$0 to $300 million $300 million to $500 million Over $500 million	.55% .50% .45%
JNL/T. Rowe Price Established Growth Fund	$0 to $150 million $150 million to $500 million Over $500 million	.65% .60% .55%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $150 million Over $150 million	.75% .70%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million Over $250 million	.45% .40%
JNL/T. Rowe Price Value Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
Sub-Advisory Arrangements

The Adviser selects, contracts with and compensates Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the Sub-Adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust.  The Sub-Adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus.  Each Sub-Adviser implements such programs by purchases and sales of securities.

As compensation for its services, each Sub-Adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund.  The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the Sub-Advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated Sub-Advisers with the approval of the Board of Trustees, but without the approval of shareholders.  The order allows the Adviser to materially amend a sub-advisory agreement with unaffiliated sub-advisers with the approval of the Board of Trustees, but without shareholder approval.  Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change.  The order allows the Funds to operate more efficiently and with greater flexibility.  The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to the following services:

•	Performing initial due diligence on prospective Sub-Advisers for the Funds;
•	Monitoring the performance of Sub-Advisers;
•	Communicating performance expectations to the Sub-Advisers; and
•	Ultimately recommending to the Board of Trustees whether a Sub-Adviser’s contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers.  Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.  At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.

ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM (“Administrator”) an Administrative Fee as annual percentage of the average daily net assets of the Fund as set forth below.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as “Other Expenses” in the fee tables).

Funds	Assets	Administrative Fee
JNL/AIM Global Real Estate Fund	All Assets	.15%
JNL/AIM International Growth Fund	All Assets	.15%
JNL/AIM Large Cap Growth Fund	All Assets	.10%
JNL/AIM Small Cap Growth Fund	All Assets	.10%
JNL/Capital Guardian Global Balanced Fund	All Assets	.15%
JNL/Capital Guardian Global Diversified Research Fund	All Assets	.15%
JNL/Capital Guardian U.S. Growth Equity Fund	All Assets	.10%
JNL/Eagle Core Equity Fund	All Assets	.10%
JNL/Eagle SmallCap Equity Fund	All Assets	.10%
JNL/Franklin Templeton Income Fund	All Assets	.10%
JNL/Franklin Templeton Small Cap Value Fund	All Assets	.10%
JNL/Goldman Sachs Core Plus Bond Fund	All Assets	.10%
JNL/Goldman Sachs Mid Cap Value Fund	All Assets	.10%
JNL/JPMorgan International Value Fund	All Assets	.15%
JNL/JPMorgan MidCap Growth Fund	All Assets	.10%
JNL/JPMorgan U.S. Government & Quality Bond Fund	All Assets	.10%
JNL/Lazard Emerging Markets Fund	All Assets	.15%
JNL/Lazard Mid Cap Equity Fund	All Assets	.10%
JNL/Mellon Capital Management S&P 500 Index Fund	All Assets	.10%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	All Assets	.10%
JNL/Mellon Capital Management Small Cap Index Fund	All Assets	.10%
JNL/Mellon Capital Management International Index Fund	All Assets	.15%
JNL/Mellon Capital Management Bond Index Fund	All Assets	.10%
JNL/Oppenheimer Global Growth Fund	All Assets	.15%
JNL/PIMCO Total Return Bond Fund	All Assets	.10%
JNL/PPM America High Yield Bond Fund	All Assets	.10%
JNL/PPM America Value Equity Fund	All Assets	.10%
JNL/Select Balanced Fund	All Assets	.10%
JNL/Select Money Market Fund	All Assets	.10%
JNL/Select Value Fund	All Assets	.10%
JNL/T. Rowe Price Established Growth Fund	All Assets	.10%
JNL/T. Rowe Price Mid-Cap Growth Fund	All Assets	.10%
JNL/T. Rowe Price Short-Term Bond Fund	All Assets	.10%
JNL/T. Rowe Price Value Fund	All Assets	.10%

CLASSES OF SHARES

Effective December 15, 2003, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, each Fund has two classes of shares (Class A and Class B).  The outstanding shares of all Funds as of that date have been redesignated Class A shares.

This Prospectus offers two classes of shares.  Under the multi-class structure, the Class A shares and Class B shares of each Fund represent interests in the same portfolio of securities, and will be substantially the same except for “class expenses.”  The expenses of each Fund will be borne by each Class of shares based on the net assets of the Fund attributable to each Class, except that class expenses will be allocated to each Class.  “Class expenses” will include any distribution or administrative or service expense allocable to the appropriate Class, pursuant to the Brokerage Enhancement Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

DISTRIBUTION PLAN

All Funds of the Trust have adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Distribution Plan (“Plan”).

The Board of Trustees, including all of the Independent Trustees, approves, at least annually, the continuation of the Distribution Plan (“Plan”) in connection with the Board’s adoption of a multi-class plan authorizing Class A and Class B interests.  Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests.  Jackson National Life Distributors LLC (“JNLD”), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

THE DISTRIBUTOR

The Distributor also has the following relationships with the Sub-Advisers and their affiliates.  The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  In addition, the Distributor acts as distributor of variable insurance contracts and variable life insurance policies (the “Contracts”) issued by Jackson and its subsidiary Jackson National Life Insurance Company of New York (“Jackson NY”).  Raymond James Financial Services, a brokerage affiliate of the Sub-Adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities.  The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the Contracts.

INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts (“Accounts”) of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable contracts (“Contracts”), to qualified and unqualified retirement plans and other regulated investment companies.  The Accounts purchases the shares of the sub-accounts that investing the Funds at their net asset value. There is no sales charge.

Shares of the Funds are not available to the general public directly.  Some of the Funds are managed by Sub-Advisers who manage publicly available mutual funds having similar names and investment objectives.  While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund.  Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The net asset value per share of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open.  The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the “fair value” of a security for which a current market price is not available.  Under these procedures, in general the “fair value” of a security shall be the amount, determined by the Administrator in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board of Trustees has established a pricing committee to review fair value determinations.  The pricing committee will also review restricted and illiquid security values, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g. disorderly market transactions) and determine/review fair values pursuant to the “Pricing Policies and Procedures” adopted by the Board of Trustees of the Trust.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s net asset value may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s net asset value (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Trustees, to determine the “fair value” of such securities for purposes of calculating a Fund’s net asset value.  The Administrator will “fair value” such securities if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund’s net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust’s pricing procedures to be a “significant event.”  A “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities.  Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s net asset value.  When fair-value pricing is employed, the securities prices used to calculate a Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“MARKET TIMING” POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves, by a qualified retirement plan for Jackson and its affiliates, and other regulated investment companies.

The interests of the Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Funds are not intended as vehicles for market timing.  The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. This does not apply to a money market Fund.

See the Separate Account Prospectus for the contract that describes Jackson’s anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board of Trustees has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred.  In addition, the JNL/S&P Funds’ net asset values are calculated based on the net asset values of the Underlying Funds and the “fair value” pricing policy will apply to the Underlying Funds as described above. The Funds’ “fair value” pricing policy is described under “Investment in Trust Shares” above.

The practices and policies described above are intended to deter and curtail market timing in the Fund.  However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing.  If they are ineffective, the adverse consequences described above could occur.

DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund’s policies and procedures relating to disclosure of portfolio securities is available in the Fund’s Statement of Additional Information and at www.jackson.com.

SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions are processed on any day on which the Trust and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust’s transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

•	When the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

TAX STATUS

Each Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).  Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Fund is treated as a separate corporation for purposes of the Code.  Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are separate accounts of variable insurance contracts, qualified and unqualified retirement plans, there are no tax consequences to those shareholders of buying, holding, exchanging and selling shares of the Funds.  Distributions from the Funds are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Account Prospectus for more detailed information on tax issues related to the Contracts.

Separate Accounts funding insurance contracts must meet certain diversification requirements, as must the underlying funds in which they invest in order for the variable insurance contract owners to receive favorable tax treatment.  If a Series, a Master Fund or a Separate Account were to fail to meet the diversification requirements, income allocable to the contracts would be taxable currently to the contract owners and income from prior periods relating to such contracts could also be taxable.

FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Fund.  The information does not reflect any charges imposed under a variable insurance contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset			Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total		End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/AIM International Growth Fund

Class B
12/31/2009	7.04	0.01	2.80	2.81	(0.17)	-	9.68	39.94	(p)	386	27	0.84	0.10
12/31/2008	15.99	0.29	(6.79)	(6.50)	(0.06)	(2.39)	7.04	(40.85)		9,418	53	0.83	2.27
12/31/2007	14.82	0.33	1.14	1.47	(0.30)	-	15.99	9.96		15,987	105	0.83	2.08
12/31/2006	12.08	0.13	2.64	2.77	(0.03)	-	14.82	22.97		14,618	12	0.85	0.88
12/31/2005	11.06	0.16	1.05	1.21	(0.19)	-	12.08	10.94		134	71	0.87	1.46

JNL/AIM Large Cap Growth Fund

Class B
12/31/2009	8.72	0.06	2.08	2.14	(0.04)	-	10.82	24.57		587	57	0.77	0.66
12/31/2008	15.02	0.06	(5.73)	(5.67)	(0.04)	(0.59)	8.72	(37.55)		404	56	0.77	0.52
12/31/2007	13.55	0.05	2.11	2.16	(0.03)	(0.66)	15.02	16.05		436	71	0.80	0.36
12/31/2006	12.55	0.04	0.97	1.01	(0.01)	-	13.55	8.07		344	90	0.80	0.32
12/31/2005	11.69	0.02	0.84	0.86	-	-	12.55	7.39		236	101	0.81	0.23

JNL/AIM Global Real Estate Fund

Class B
12/31/2009	5.82	0.19	1.72	1.91	(0.15)	-	7.58	32.86		404	65	0.87	3.09
12/31/2008	12.52	0.33	(5.00)	(4.67)	(0.26)	(1.77)	5.82	(35.61)		294	117	0.83	2.93
12/31/2007	15.83	0.24	(2.60)	(2.36)	(0.14)	(0.81)	12.52	(14.82)		368	76	0.82	1.55
12/31/2006	11.72	0.44	3.85	4.29	(0.07)	(0.11)	15.83	36.59		378	37	0.82	3.13
05/02(a)-12/31/2005	10.00	0.23	1.49	1.72	-	-	11.72	17.20		146	36	0.85	3.57

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net		Net Realized	Total from	Distributions from	Gains on	Net Asset			Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment		& Unrealized	Investment	Net Investment	Investment	Value, End	Total		End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/AIM Small Cap Growth Fund

Class B
12/31/2009	7.60	(0.00)	(f)	2.66	2.66	-	-	10.26	35.00		157	33	0.96	0.01
12/31/2008	14.95	(0.01)		(6.01)	(6.02)	-	(1.33)	7.60	(39.58)		103	42	0.96	(0.10)
12/31/2007	14.36	(0.07)		1.72	1.65	-	(1.06)	14.95	11.58		111	37	0.95	(0.47)
12/31/2006	13.57	(0.08)		2.08	2.00	-	(1.21)	14.36	14.74		215	54	0.96	(0.58)
12/31/2005	12.48	(0.04)		1.13	1.09	-	-	13.57	8.73		158	65	0.95	(0.46)

JNL/Capital Guardian Global Balanced Fund

Class B
12/31/2009	7.50	0.17		1.54	1.71	(0.20)	-	9.01	22.75		411	78	0.81	2.04
12/31/2008	12.17	0.30		(3.78)	(3.48)	(0.13)	(1.06)	7.50	(28.22)		189	70	0.81	2.74
12/31/2007	12.07	0.23		0.74	0.97	(0.12)	(0.75)	12.17	8.24		290	155	0.78	1.78
12/31/2006	11.14	0.20		1.03	1.23	(0.10)	(0.20)	12.07	10.98		166	62	0.82	1.75
12/31/2005	10.10	0.14		0.90	1.04	-	-	11.14	10.31		131	83	0.81	1.42

JNL/Capital Guardian Global Diversified Research Fund

Class B
12/31/2009	15.41	0.21		5.74	5.95	(0.31)	-	21.05	38.63	(q)	329	85	0.89	1.19
12/31/2008	26.75	0.44		(11.78)	(11.34)	-	-	15.41	(42.39)		161	96	0.89	2.05
12/31/2007	22.39	0.01		4.65	4.66	(0.30)	-	26.75	20.87		133	195	0.90	0.05
12/31/2006	19.76	0.10		2.58	2.68	(0.05)	-	22.39	13.57		204	116	0.90	0.49
12/31/2005	19.45	0.12		0.29	0.41	(0.10)	-	19.76	2.12		122	264	0.89	0.51

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Capital Guardian U.S. Growth Equity Fund

Class B
12/31/2009	14.11	0.12	4.84	4.96	(0.04)	-	19.03	35.16	310	55	0.78	0.73
12/31/2008	23.88	0.09	(9.84)	(9.75)	(0.02)	-	14.11	(40.81)	157	47	0.79	0.47
12/31/2007	21.72	0.04	2.12	2.16	-	-	23.88	9.94	210	190	0.80	0.19
12/31/2006	20.71	0.02	0.99	1.01	-	-	21.72	4.88	173	89	0.80	0.12
12/31/2005	19.75	(0.01)	0.97	0.96	-	-	20.71	4.86	140	77	0.79	0.02

JNL/Eagle Core Equity Fund

Class B
12/31/2009	5.16	0.07	1.70	1.77	(0.08)	-	6.85	34.26	94	36	0.76	1.11
12/31/2008	14.93	0.19	(6.09)	(5.90)	(0.40)	(3.47)	5.16	(38.93)	138	57	0.76	1.55
12/31/2007	17.35	0.25	(0.12)	0.13	(0.13)	(2.42)	14.93	0.84	220	43	0.74	1.41
12/31/2006	15.42	0.19	1.74	1.93	0.00 (f)	-	17.35	12.53	175	109	0.76	1.16
12/31/2005	15.02	0.17	0.36	0.53	(0.13)	-	15.42	3.56	140	106	0.76	0.97

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Eagle SmallCap Equity Fund

Class B
12/31/2009	12.08	0.06	4.26	4.32	-	-	16.40	35.76	248	67		0.83	0.44
12/31/2008	20.96	(0.01)	(8.02)	(8.03)	-	(0.85)	12.08	(38.20)	183	69		0.83	(0.03)
12/31/2007	22.36	(0.06)	2.66	2.60	-	(4.00)	20.96	12.32	217	81		0.83	(0.24)
12/31/2006	20.22	(0.10)	4.20	4.10	-	(1.96)	22.36	20.34	245	68		0.85	(0.46)
12/31/2005	20.02	(0.11)	0.66	0.55	-	(0.35)	20.22	2.71	145	57		0.85	(0.51)

JNL/Franklin Templeton Income Fund

Class B
12/31/2009	7.16	0.55	1.81	2.36	(0.54)	-	8.98	33.07	388	39		0.80	6.74
12/31/2008	10.17	0.66	(3.66)	(3.00)	(0.01)	-	7.16	(29.51)	228	56		0.80	7.39
12/31/2007	10.63	0.59	(0.38)	0.21	(0.65)	(0.02)	10.17	1.96	170	21	(h)	0.83	5.37
05/01(a)-12/31/2006	10.00	0.35	0.65	1.00	(0.35)	(0.02)	10.63	10.01	114	43		0.90	5.06

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Franklin Templeton Small Cap Value Fund

Class B
12/31/2009	6.53	0.08	2.14	2.22	(0.07)	-	8.68	33.96	237	2		0.96	1.09
12/31/2008	11.35	0.13	(3.97)	(3.84)	(0.12)	(0.86)	6.53	(33.06)	139	14		0.96	1.33
12/31/2007	12.89	0.13	(0.89)	(0.76)	(0.18)	(0.60)	11.35	(5.89)	123	26		0.96	0.96
12/31/2006	11.04	0.11	1.87	1.98	(0.02)	(0.11)	12.89	17.93	239	6		0.95	0.88
05/02(a)-12/31/2005	10.00	0.03	1.01	1.04	-	-	11.04	10.40	139	5		0.96	0.57

JNL/Goldman Sachs Core Plus Bond Fund

Class B
12/31/2009	10.83	0.48	1.09	1.57	(0.52)	(0.05)	11.83	14.47	245	430	(i)	0.70	4.14
12/31/2008	12.13	0.58	(1.19)	(0.61)	(0.50)	(0.19)	10.83	(4.94)	197	462		0.70	4.95
12/31/2007	12.05	0.61	0.25	0.86	(0.78)	-	12.13	7.18	171	186	(i)	0.71	4.99
12/31/2006	11.49	0.58	(0.01)	0.57	(0.01)	-	12.05	4.94	259	113	(i)	0.72	5.01
12/31/2005	11.84	0.48	(0.14)	0.34	(0.48)	(0.21)	11.49	2.87	171	97	(i)	0.73	4.64

JNL/Goldman Sachs Mid Cap Value Fund

Class B
12/31/2009	6.50	0.11	2.04	2.15	(0.09)	-	8.56	33.09	5,701	113		0.83	1.55
12/31/2008	12.83	0.12	(4.85)	(4.73)	(0.13)	(1.47)	6.50	(36.03)	244	98		0.84	1.11
12/31/2007	12.99	0.16	0.22	0.38	(0.12)	(0.42)	12.83	2.97	210	117		0.83	1.16
12/31/2006	11.40	0.13	1.70	1.83	(0.06)	(0.18)	12.99	16.06	206	47		0.85	1.09
05/02(a)-12/31/2005	10.00	0.07	1.33	1.40	-	-	11.40	14.00	151	34		0.86	1.22

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/JPMorgan International Value Fund

Class B
12/31/2009	5.82	0.16	1.62	1.78	(0.29)	-	7.31	30.60	546	92		0.83	2.51
12/31/2008	14.57	0.39	(6.95)	(6.56)	(0.28)	(1.91)	5.82	(44.44)	458	90		0.81	3.55
12/31/2007	14.23	0.31	1.38	1.69	(0.22)	(1.13)	14.57	12.23	467	98		0.81	2.01
12/31/2006	11.07	0.28	3.29	3.57	(0.08)	(0.33)	14.23	32.27	390	83		0.84	2.14
12/31/2005	9.37	0.15	1.62	1.77	(0.01)	(0.06)	11.07	18.90	165	72		0.87	1.84

JNL/JPMorgan MidCap Growth Fund

Class B
12/31/2009	11.26	(0.01)	4.88	4.87	-	-	16.13	43.25	114	82		0.81	(0.05)
12/31/2008	20.22	(0.01)	(8.95)	(8.96)	-	-	11.26	(44.31)	158	105		0.82	(0.08)
12/31/2007	18.70	0.01	1.51	1.52	-	-	20.22	8.13	234	184		0.81	0.03
12/31/2006	16.65	0.02	2.03	2.05	-	-	18.70	12.31	163	151		0.81	0.14
12/31/2005	15.70	0.01	0.99	1.00	(0.05)	-	16.65	6.34	128	149		0.80	0.10

JNL/JPMorgan U.S. Government & Quality Bond Fund

Class B
12/31/2009	12.71	0.48	0.02	0.50	(0.33)	-	12.88	3.92	564	12		0.53	3.71
12/31/2008	12.16	0.51	0.30	0.81	(0.26)	-	12.71	6.73	897	14		0.56	4.11
12/31/2007	11.89	0.57	0.22	0.79	(0.52)	-	12.16	6.64	138	57	(k)	0.58	4.71
12/31/2006	11.50	0.50	(0.11)	0.39	-	-	11.89	3.39	140	114	(k)	0.59	4.36
12/31/2005	11.71	0.44	(0.14)	0.30	(0.41)	(0.10)	11.50	2.53	121	39	(k)	0.59	3.96

JNL/Lazard Emerging Markets Fund

Class B
12/31/2009	5.89	0.18	4.06	4.24	(0.15)	-	9.98	71.96	775	49		1.07	2.13
12/31/2008	14.49	0.37	(7.63)	(7.26)	(0.09)	(1.25)	5.89	(49.94)	236	64		1.08	3.28
12/31/2007	11.00	0.21	3.32	3.53	(0.04)	-	14.49	32.12	347	53		1.09	1.63
05/01(a)-12/31/2006	10.00	0.11	0.89	1.00	-	-	11.00	10.00	150	28		1.16	1.69

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Lazard Mid Cap Equity Fund

Class B
12/31/2009	6.90	0.05	2.65	2.70	(0.07)	-	9.53	39.19	167	79	0.83	0.61
12/31/2008	11.62	0.17	(4.69)	(4.52)	(0.15)	(0.05)	6.90	(38.88)	2,108	81	0.82	1.70
12/31/2007	14.23	0.14	(0.51)	(0.37)	(0.10)	(2.14)	11.62	(2.44)	3,683	84	0.82	0.92
12/31/2006	13.61	0.10	1.90	2.00	(0.03)	(1.35)	14.23	14.77	3,093	70	0.83	0.68
12/31/2005	14.70	0.10	1.24	1.34	(0.06)	(2.37)	13.61	8.99	253	85	0.83	0.69

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management S&P 500 Index Fund

Class B
12/31/2009	7.66	0.16	1.85	2.01	(0.13)	-	9.54	26.26	10,996	4	0.40	2.02
12/31/2008	12.57	0.21	(4.93)	(4.72)	(0.19)	-	7.66	(37.57)	8,916	7	0.40	2.01
12/31/2007	12.27	0.21	0.41	0.62	(0.20)	(0.12)	12.57	5.14	10,797	3	0.39	1.65
12/31/2006	10.76	0.21	1.44	1.65	(0.06)	(0.08)	12.27	15.29	9,547	1	0.40	1.74
12/31/2005	10.72	0.15	0.34	0.49	(0.12)	(0.33)	10.76	4.54	537	14	0.41	1.50

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Class B
12/31/2009	8.26	0.14	3.03	3.17	(0.13)	-	11.30	38.34	4,541	14	0.41	1.55
12/31/2008	14.95	0.20	(5.83)	(5.63)	(0.16)	(0.90)	8.26	(37.51)	2,613	30	0.41	1.55
12/31/2007	15.07	0.21	0.94	1.15	(0.04)	(1.23)	14.95	7.69	3,470	25	0.40	1.27
12/31/2006	14.22	0.19	1.22	1.41	(0.06)	(0.50)	15.07	9.91	2,804	10	0.41	1.26
12/31/2005	13.27	0.11	1.51	1.62	(0.10)	(0.57)	14.22	12.14	245	15	0.41	1.02

JNL/Mellon Capital Management Small Cap Index Fund

Class B
12/31/2009	8.05	0.11	2.11	2.22	(0.08)	(0.05)	10.14	27.68	3,916	17	0.41	1.30
12/31/2008	13.66	0.14	(4.92)	(4.78)	(0.18)	(0.65)	8.05	(34.83)	2,299	29	0.41	1.17
12/31/2007	14.86	0.21	(0.50)	(0.29)	(0.02)	(0.89)	13.66	(1.84)	2,771	21	0.40	1.41
12/31/2006	13.42	0.20	2.16	2.36	(0.05)	(0.87)	14.86	17.66	2,714	17	0.40	1.33
12/31/2005	13.39	0.10	0.49	0.59	(0.09)	(0.47)	13.42	4.38	248	16	0.40	1.04

JNL/Mellon Capital Management International Index Fund

Class B
12/31/2009	9.68	0.30	2.56	2.86	(0.28)	0.00 (f)	12.26	29.57	18,284	2	0.49	2.83
12/31/2008	18.04	0.52	(8.24)	(7.72)	(0.33)	(0.31)	9.68	(42.82)	6,256	15	0.45	3.55
12/31/2007	16.88	0.44	1.32	1.76	(0.37)	(0.23)	18.04	10.56	10,527	5	0.45	2.43
12/31/2006	13.60	0.22	3.30	3.52	(0.09)	(0.15)	16.88	25.93	5,982	2	0.47	1.40
12/31/2005	13.66	0.31	1.53	1.84	(0.27)	(1.63)	13.60	13.46	374	43	0.46	2.28

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Mellon Capital Management Bond Index Fund

Class B
12/31/2009	11.36	0.46	0.21	0.67	(0.31)	(0.01)	11.71	5.90	2,647	87	(l)	0.40	3.92
12/31/2008	11.44	0.56	(0.11)	0.45	(0.53)	-	11.36	3.98	1,596	51	(l)	0.41	4.81
12/31/2007	11.05	0.55	0.19	0.74	(0.35)	-	11.44	6.68	906	45	(l)	0.41	4.88
12/31/2006	10.70	0.50	(0.09)	0.41	(0.06)	-	11.05	3.85	692	65	(l)	0.41	4.65
12/31/2005	10.76	0.20	0.02	0.22	(0.22)	(0.06)	10.70	2.04	147	361		0.41	3.66

JNL/Oppenheimer Global Growth Fund

Class B
12/31/2009	7.07	0.11	2.68	2.79	(0.14)	(0.49)	9.23	39.58	507	21		0.86	1.40
12/31/2008	15.11	0.22	(6.46)	(6.24)	(0.21)	(1.59)	7.07	(40.69)	340	22		0.86	1.82
12/31/2007	15.35	0.17	0.81	0.98	(0.12)	(1.10)	15.11	6.56	397	31		0.85	1.02
12/31/2006	13.57	0.11	2.22	2.33	(0.05)	(0.50)	15.35	17.21	386	30		0.86	0.72
12/31/2005	11.93	0.11	1.56	1.67	(0.03)	-	13.57	13.98	204	27		0.86	0.94

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/PIMCO Total Return Bond Fund

Class B
12/31/2009	11.67	0.53	1.30	1.83	(0.30)	(0.31)	12.89	15.66	14,110	177		0.61	4.21
12/31/2008	12.64	0.56	(0.51)	0.05	(0.55)	(0.47)	11.67	0.57	9,891	660		0.61	4.40
12/31/2007	12.22	0.59	0.45	1.04	(0.60)	(0.02)	12.64	8.53	8,145	119	(p)	0.61	4.74
12/31/2006	11.91	0.55	(0.13)	0.42	(0.11)	0.00 (f)	12.22	3.57	6,953	63	(p)	0.60	4.51
12/31/2005	12.15	0.29	0.02	0.31	(0.33)	(0.22)	11.91	2.52	174	183	(p)	0.60	3.36

JNL/PPM America High Yield Bond Fund

Class B
12/31/2009	4.86	0.55	1.71	2.26	(0.38)	-	6.74	46.58	5,989	50		0.58	9.22
12/31/2008	8.02	0.65	(3.17)	(2.52)	(0.64)	-	4.86	(30.65)	3,280	78		0.59	9.09
12/31/2007	8.81	0.72	(0.79)	(0.07)	(0.72)	-	8.02	(0.79)	3,999	95		0.58	8.12
12/31/2006	8.12	0.66	0.21	0.87	(0.18)	-	8.81	10.72	4,443	62		0.59	7.60
12/31/2005	8.66	0.64	(0.48)	0.16	(0.62)	(0.08)	8.12	1.89	214	33		0.60	7.60

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/PPM America Value Equity Fund

Class B
12/31/2009	7.62	0.16	3.24	3.40	(0.52)	-	10.50	44.72	675	63	0.66	1.61
12/31/2008	19.30	0.37	(9.61)	(9.24)	(0.44)	(2.00)	7.62	(47.07)	76	96	0.66	2.53
12/31/2007	20.60	0.37	(1.48)	(1.11)	(0.19)	-	19.30	(5.36)	132	86	0.66	1.75
12/31/2006	18.20	0.22	2.18	2.40	0.00 (f)	-	20.60	13.21	129	145	0.77	1.14
12/31/2005	17.48	0.28	0.62	0.90	(0.18)	-	18.20	5.18	107	79	0.76	1.18

JNL Series Trust
Financial Highlights

		Increase (Decrease) from						Distributions from								Ratio of Net
	Net Asset	Investment Operations (e)						Net Realized		Supplemental Data					Ratio of	Investment
	Value	Net		Net Realized	Total from		Distributions from	Gains on	Net Asset			Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment		& Unrealized	Investment		Net Investment	Investment	Value, End	Total		End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations		Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Select Balanced Fund

Class B
12/31/2009	13.03	0.38		2.24	2.62		(0.36)	-	15.29	20.08		855	54	(q)	0.58	2.74
12/31/2008	17.84	0.52		(4.25)	(3.73)		(0.42)	(0.66)	13.03	(20.62)		662	60	(q)	0.58	3.21
12/31/2007	17.39	0.52		0.81	1.33		(0.17)	(0.71)	17.84	7.73		665	41	(q)	0.58	2.83
12/31/2006	15.64	0.45		1.72	2.17		(0.18)	(0.24)	17.39	13.89		276	46	(q)	0.59	2.75
12/31/2005	16.98	0.37		0.58	0.95		(0.38)	(1.91)	15.64	5.52		198	42	(q)	0.59	2.42

JNL/Select Money Market Fund

Class B
12/31/2009	1.00	0.00	(f)	-	0.00	(f)	0.00 (f)	-	1.00	0.21	(r)	7,270	n/a		0.37 (s)	0.24 (s)
12/31/2008	1.00	0.02		0.00	0.02		(0.02)	-	1.00	2.40	(o)	7,220	n/a		0.37	2.32
12/31/2007	1.00	0.05		0.00	0.05		(0.05)	-	1.00	4.97		4,617	n/a		0.38	4.84
12/31/2006	1.00	0.05		0.00	0.05		(0.05)	-	1.00	4.70		2,955	n/a		0.39	4.80
12/31/2005	1.00	0.02		0.00	0.02		(0.02)	-	1.00	2.91		469	n/a		0.40	2.88

JNL/Select Value Fund

Class B
12/31/2009	12.79	0.25		2.84	3.09		(0.23)	-	15.65	24.18		14,220	42		0.62	1.87
12/31/2008	19.57	0.36		(6.85)	(6.49)		(0.01)	(0.28)	12.79	(33.19)		10,950	54		0.63	2.13
12/31/2007	19.66	0.33		1.25	1.58		(0.33)	(1.34)	19.57	8.13		15,294	41		0.63	1.59
12/31/2006	16.91	0.34		3.22	3.56		(0.11)	(0.70)	19.66	21.05		12,976	34		0.64	1.76
12/31/2005	16.68	0.21		1.20	1.41		(0.20)	(0.98)	16.91	8.41		158	29		0.65	1.62

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/T. Rowe Price Established Growth Fund

Class B
12/31/2009	12.83	0.05	5.57	5.62	(0.08)	-	18.37	43.79	30,411	62		0.71	0.33
12/31/2008	22.69	0.09	(9.79)	(9.70)	(0.02)	(0.14)	12.83	(42.75)	19,925	54		0.70	0.50
12/31/2007	22.02	0.15	2.09	2.24	(0.12)	(1.45)	22.69	10.31	34,482	56		0.68	0.62
12/31/2006	19.50	0.14	2.58	2.72	(0.03)	(0.17)	22.02	13.95	32,185	46		0.70	0.64
12/31/2005	18.38	0.06	1.10	1.16	(0.04)	-	19.50	6.30	193	41		0.70	0.45

JNL/T. Rowe Price Mid-Cap Growth Fund

Class B
12/31/2009	16.44	(0.01)	7.77	7.76	-	(0.01) (t)	24.19	47.22	28,372	32		0.82	(0.05)
12/31/2008	30.71	0.01	(12.48)	(12.47)	-	(1.80)	16.44	(40.56)	17,811	37		0.82	0.05
12/31/2007	29.28	0.06	5.01	5.07	0.00 (f)	(3.64)	30.71	17.50	29,638	45		0.82	0.18
12/31/2006	29.76	0.03	2.05	2.08	(0.01)	(2.55)	29.28	6.97	24,998	37		0.81	0.08
12/31/2005	27.92	0.01	4.00	4.01	-	(2.17)	29.76	14.32	276	30		0.82	(0.12)

JNL/T. Rowe Price Short-Term Bond Fund

Class B
12/31/2009	9.41	0.26	0.47	0.73	(0.29)	(0.09)	9.76	7.74	211	102		0.54	2.57
12/31/2008	10.53	0.42	(1.03)	(0.61)	(0.47)	(0.04)	9.41	(5.66)	50	134		0.54	4.05
12/31/2007	10.33	0.50	0.01	0.51	(0.31)	-	10.53	4.95	118	73	(j)	0.55	4.74
05/01(a)-12/31/2006	10.00	0.32	0.01	0.33	-	-	10.33	3.30	103	109	(j)	0.54	4.72

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/T. Rowe Price Value Fund

Class B
12/31/2009	7.14	0.17	2.50	2.67	(0.14)	-	9.67	37.46	549	21	0.76	2.16
12/31/2008	14.95	0.23	(6.34)	(6.11)	(0.27)	(1.43)	7.14	(40.39)	385	29	0.76	1.85
12/31/2007	15.83	0.29	(0.14)	0.15	(0.14)	(0.89)	14.95	1.03	641	33	0.75	1.73
12/31/2006	14.03	0.26	2.58	2.84	(0.07)	(0.97)	15.83	20.30	391	26	0.76	1.71
12/31/2005	13.69	0.17	0.71	0.88	(0.11)	(0.43)	14.03	6.42	281	29	0.77	1.28

(a)	Commencement of operations.
(b)
Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)	Annualized for periods less than one year.
(d)	Portfolio turnover excludes dollar roll transactions.
(e)	Calculated using the average shares method for periods ended after December 31, 2005.
(f)	Amount represents less than $0.005.
(g)
Includes dividend expense and borrowing fees on securities sold short for JNL/Credit Suisse Long/Short Fund of 0.37%, 0.40% and 1.06% for Class A and B shares for the periods ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

(h)	Portfolio turnover including dollar roll transactions for JNL/Franklin Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.
(i)
Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was  453%, 570%, 332%, and 484%  in  2005, 2006, 2007, and 2009, respectively.  The Fund had no dollar roll transactions for year ended December 31, 2008.

(j)
Portfolio turnover including dollar roll transactions for JNL/T. Rowe Price Short-Term Bond Fund was 118% and 78% for 2006 and 2007, respectively.  The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(k)
Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 487%, 524%, and 217% in 2005, 2006, and 2007, respectively.  The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(l)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 79% , 52%, 52% and 90% in 2006, 2007, 2008 and 2009, respectively.
(m)
Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return Bond Fund was 409%, 271%,  and 402%  in 2005, 2006, and 2007, respectively.  The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(n)	Portfolio turnover including dollar roll transactions for JNL/Select Balanced Fund was 142%, 64%, 76%, 76% and 81% in 2005, 2006, 2007, 2008 and 2009, respectively.
(o)
For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/Select Money Market Fund.  The return for Class A and Class B shares without the contribution was 2.00% and 2.18%, respectively.

(p)	Total return for the JNL/AIM International Growth Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.
(q)
Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

(r)	Total return for the JNL/Select Money Market Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.
(s)	For the JNL/Select Money Market Fund, the ratio of expense to average net assets for Class A and Class B shares without expense waiver was 0.57% and 0.37% , respectively, and the ratio of net investment income to average net assets for Class A and Class B shares without the waiver was 0.06% and 0.24%, respectively.
(t)	Distribution amount includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively.

APPENDIX A

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PROSPECTUS

May 1, 2010

JNL SERIES TRUST

You can find more information about the Trust in:

•
The Trust’s Statement of Additional Information (“SAI”) dated May 1, 2010, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions.  The current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

•
The Trust’s Annual and Semi-Annual Reports to shareholders, which shows the Fund’s actual investments and includes financial statements as of the close of the particular annual or semi-annual period.  The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Series Trust Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC’s Public Reference Room in Washington, D.C.  Reports and other information about the Trust also are available on the EDGAR database on the SEC’s Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549.  You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.

The Trust’s SEC file number is:  811-8894

PROSPECTUS
Class A Shares
May 1, 2010
JNL® SERIES TRUST
Business Address:  1 Corporate Way • Lansing, Michigan 48951
Mailing Address:  225 W. Wacker Drive, Suite 1100 • Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (“Trust”).

The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares of the Trust may also be sold directly to qualified and non-qualified retirement plans.  The Trust currently offers shares in the following separate Funds (“Fund” or “Funds”), each with its own investment objective.

JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund

The JNL/S&P Disciplined Moderate Fund, the JNL/S&P Disciplined Moderate Growth Fund, and the JNL/S&P Disciplined Growth Fund are also referred to in this Prospectus as the JNL/S&P Funds.

Each Fund, except the JNL/S&P Funds, offer two classes of shares, Class A and Class B.  Class A shares are described in this Prospectus.

The JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/Mellon Capital Management European 30 Fund, the JNL/Mellon Capital Management Pacific Rim 30 Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/PIMCO Real Return Fund, the JNL/Select Money Market Fund, and the JNL/T. Rowe Price Short-Term Bond Fund (“Funds”) are not available as individual investment options.  However, the Funds are each an Underlying Fund in which the JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and the JNL/S&P Disciplined Growth Fund may invest.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Trust’s securities, or determined whether this Prospectus is accurate or complete.  It is a criminal offense to state otherwise.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “S&P 500® Index,” “Standard & Poor’s 500®,” and “S&P MidCap 400 Index®,” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by Jackson National Life Insurance Company (“Jackson”).  The JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor’s Financial Services LLC (“S&P”) and its affiliates.  S&P is not an investment adviser and S&P and its affiliates make no representation regarding the advisability of investing in the Funds or such other fund or vehicle.  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. For more detailed information about the Trust and the Funds, see the Trust’s Statement of Additional Information (“SAI”), which is incorporated by reference into (which means it legally is a part of) this prospectus.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

_______________

(This page intentionally left blank.)

I.	Summary Overview Of Each Fund	1

	Investment Objectives/Goals, Fee Table, Portfolio Turnover, Principal Investment Strategies & Risks and Performance, and Management

	JNL/S&P Disciplined Moderate Fund	1
	JNL/S&P Disciplined Moderate Growth Fund	3
	JNL/S&P Disciplined Growth Fund	5

II.	Information About Purchasing the Funds	30

	Purchase and Sale of Shares, Tax Information, and Payments to Financial Intermediaries

III.	Additional Information About Each Fund	31

	Investment Objectives, Principal Investment Strategies, Related Risks, and Management

	Summary of Main Risk Characteristics of JNL/S&P Funds	31
	JNL/S&P Disciplined Moderate Fund	34
	JNL/S&P Disciplined Moderate Growth Fund	37
	JNL/S&P Disciplined Growth Fund	40

IV.	More About the Funds	69

V.	Glossary of Risks	72

VI.	Management of the Trust	77

Management Of The Trust; Investment Adviser; Management Fee; Sub-Advisory Arrangements; Administrative Fee, Classes Of Shares; Distribution Plan; The Distributor; Investment In Trust Shares; “Market Timing” Policy; Disclosure Of Portfolio Securities; Share Redemption; and Tax Status.

VII.	Financial Highlights	83

	The Financial Highlights Tables Will Help You Understand A Fund’s Financial Performance For The Past Five Years, Or For The Life Of The Fund, If Shorter.

VIII.	Appendix A	A-1

(This page intentionally left blank.)

Summary Overview Of Each Fund

Summary Prospectus May 1, 2010

JNL/S&P Disciplined Moderate Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Disciplined Moderate Fund is to seek capital growth.  Current income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.65%
Total Annual Fund Operating Expenses	0.84%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	12%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P Disciplined Moderate Fund allocates approximately 50% to 70% of its assets to Underlying Funds that investment primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

See Underlying Funds at page 34.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-26.60%	18.67%
2008	2009

Best Quarter (ended 9/30/2009): 11.14%; Worst Quarter (ended 12/31/08): -14.44%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/S&P Disciplined Moderate Fund (Class A)	18.67%	-2.35%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.10%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 30.

Summary Prospectus May 1, 2010

JNL/S&P Disciplined Moderate Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Disciplined Moderate Growth Fund is to seek capital growth and current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.65%
Total Annual Fund Operating Expenses	0.84%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	16%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P Disciplined Moderate Growth Fund allocates approximately 70% to 90% of its assets to Underlying Funds that investment primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

See Underlying Funds at page 37.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-34.76%	22.77%
2008	2009

Best Quarter (ended 9/30/2009): 14.43%; Worst Quarter (ended 12/31/08): -20.45%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/S&P Disciplined Moderate Growth Fund (Class A)	22.77%	-5.18%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.10%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 30.

Summary Prospectus May 1, 2010

JNL/S&P Disciplined Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Disciplined Growth Fund is capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.65%
Total Annual Fund Operating Expenses	0.84%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	24%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P Disciplined Growth Fund allocates approximately 80% to 100% of its assets to Underlying Funds that investment primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

See Underlying Funds at page 40.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-39.21%	25.39%
2008	2009

Best Quarter (ended 6/30/2009): 17.12%; Worst Quarter (ended 12/31/08): -23.11%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/S&P Disciplined Growth Fund (Class A)	25.39%	-6.81%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.10%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 30.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Emerging Markets Debt Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Goldman Sachs Emerging Markets Debt Fund is a high level of total return consisting of income and capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.05%
Total Annual Fund Operating Expenses	1.16%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$118	$368	$638	$1,409

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	94%

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging market risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub-Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

23.06%
2009

Best Quarter (ended 6/30/2009): 12.46%; Worst Quarter (ended 3/31/2009): 0.41%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)	23.06%	15.12%
JPMorgan GBI EM Global Diversified Index	21.98%	18.73%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.
Sub-Sub-Adviser:
Goldman Sachs Asset Management International

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Samuel Finkelstein	2008	Managing Director
Richardo Penfold	2008	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 30.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management European 30 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management European 30 Fund is to provide capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	65%

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date will be on or about January 1of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

41.03%
2009

Best Quarter (ended 6/30/2009): 27.11%; Worst Quarter (ended 3/31/2009): -15.83%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Mellon Capital Management European 30 Fund (Class A)	41.03%	17.19%
MSCI Europe Index	35.83%	12.44%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2008	Managing Director
Richard A. Brown	2008	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 30.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Pacific Rim 30 Fund is to provide capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	47%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The next Stock Selection Date will be on or about January 1of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

24.15%
2009

Best Quarter (ended 6/30/2009): 26.42%; Worst Quarter (ended 3/31/2009): -13.65%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Mellon Capital Management Pacific Rim 30 Fund (Class A)	24.15%	15.26%
MSCI Pacific Index	24.18%	10.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2008	Managing Director
Richard A. Brown	2008	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 30.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management S&P 500 Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500® Index.  The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.61%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	4%

Principal Investment Strategies. The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the S&P 500 Index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals and other receivables.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

27.79%	10.06%	4.37%	15.08%	4.90%	-37.64%	25.97%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 15.82%; Worst Quarter (ended 12/31/08): -22.46%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management S&P 500 Index Fund (Class A)	25.97%	-0.21%	1.02%
S&P 500 Index	26.46%	0.42%	1.62%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 30.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P MidCap 400 Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.61%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	14%

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P MidCap 400 Index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index.  The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P MidCap 400 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share prices of the securities owned.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals and other receivables.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

34.55%	15.79%	11.98%	9.69%	7.45%	-37.58%	38.03%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 20.11%; Worst Quarter (ended 12/31/08): -26.84%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class A)	38.03%	2.60%	5.44%
S&P MidCap 400 Index	37.38%	3.27%	6.08%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 30.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Small Cap Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000® Index1.  The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.62%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$63	$199	$346	$774

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	17%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities.

To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

45.88%	17.42%	4.22%	17.49%	-2.11%	-35.01%	27.54%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 22.99%; Worst Quarter (ended 12/31/08): -27.33%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management Small Cap Index Fund (Class A)	27.54%	-0.13%	3.99%
Russell 2000 Index	27.17%	0.51%	4.60%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 30.

1 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management International Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East (“EAFE”) Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.44%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.69%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$70	$221	$384	$859

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	2%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals and other receivables, and to facilitate meeting the Fund’s objectives.  For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Index.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

37.31%	19.49%	13.31%	25.58%	10.39%	-42.92%	29.28%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 25.22%; Worst Quarter (ended 12/31/08): -20.69%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management International Index Fund (Class A)	29.28%	3.00%	6.44%
MSCI EAFE Index	31.78%	3.54%	7.00%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 30.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Bond Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.  The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.61%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	87%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in fixed-income securities that seek to match the performance and characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices.  This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market.  Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts.  Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund’s Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Barclays Capital U.S. Aggregate Bond Index.

The Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

2.87%	3.74%	1.85%	3.64%	6.43%	3.79%	5.65%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2002): 4.79%; Worst Quarter (ended 6/30/2004): -2.61%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management Bond Index Fund (Class A)	5.65%	4.26%	4.57%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	5.27%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
David C. Kwan	2004	Managing Director
Lowell Bennett	2004	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 30.

Summary Prospectus May 1, 2010

JNL/PIMCO Real Return Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PIMCO Real Return Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$83	$259	$450	$1,002

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	722%

Principal Investment Strategies. The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.  The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.  The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.  The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index.  For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of the inflation-indexed portfolio.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.  The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as futures, options, forward contracts or swap agreements, or in mortgage or asset-backed securities.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-3.73%	17.25%
2008	2009

Best Quarter (ended 3/31/2008): 5.77%; Worst Quarter (ended 9/30/2008): -4.89%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/PIMCO Real Return Fund (Class A)	17.25%	7.89%
Barclays Capital U.S. TIPS Index	11.41%	7.00%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mihir Wohar	2007	Executive Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 30.

Summary Prospectus May 1, 2010

JNL/Select Money Market Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver	0.09%
Net Expenses	0.48%

JNAM has contractually agreed to waive fees and reimburse expenses of the Fund through December 31, 2010 to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  For additional information about the waiver and any reimbursement, please turn to “Management of the Trust: Management Fee” on page 77.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$49	$174	$309	$705

Principal Investment Strategies. The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; ii) time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions; iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); iv) obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The Fund may invest more than 25% of its assets in the banking industry.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

The Fund attempts to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

The 7-day yield of Class A on December 31, 2009, was 0.00%.

Annual Total Returns as of December 31

Class A

5.83%	3.45%	1.07%	0.46%	0.78%	2.71%	4.49%	4.76%	2.20%	0.15%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2000): 1.50%; Worst Quarter (ended 6/30/2009, 9/30/2009, and 12/31/2009): 0.00%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Select Money Market Fund (Class A)	0.15%	2.85%	2.57%
BofA Merrill Lynch Treasury Bill Index (3 month)	0.21%	3.02%	2.99%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 30.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.53%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.05%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	102%

Principal Investment Strategies. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three (3) years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

Within this broad structure, investment decisions reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices and yields of the various securities.  For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund’s program) that would provide higher yields and appreciation potential.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

4.82%	-5.97%	7.64%
2007	2008	2009

Best Quarter (ended 6/30/2009): 3.50%; Worst Quarter (ended 12/31/08): -2.63%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 1, 2006)
JNL/T. Rowe Price Short-Term Bond Fund (Class A)	7.64%	2.47%
Bof A Merrill Lynch 1-3 Year Treasury Index	0.78%	4.89%
Barclays Capital 1-3 Yr Government/Credit Index	1.41%	5.05%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward A. Wiese	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 30.

Information About Purchasing the Funds

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson, or through a Jackson fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson, the tax treatment of dividends and distributions will depend on the tax status of Jackson, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additional Information About The Funds

Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds

The main risk characteristics of the JNL/S&P Funds are summarized below. The extent of the risk exposure to each category of risk for each Fund depends on its allocation to Underlying Funds that invest in those categories of portfolio investments.  It should be noted that the investment objectives and investment strategies of the JNL/S&P Funds remain constant regardless of which Underlying Funds are invested in.  Thus, the inherent risk characteristics of the JNL/S&P Funds remain constant, although there may be variations in the degrees of exposure to each category of risk.  Moreover, each Fund is subject to the risk of the Sub-Adviser’s ability to identify or anticipate changes in market and economic conditions in connection with determining and revising the percentages of allocations among and the selection of appropriate Underlying Funds.  Other risks and more detailed descriptions may be found in the descriptions of each of the JNL/S&P Funds.

JNL/S&P Disciplined Moderate Fund; JNL/S&P Disciplined Moderate Growth Fund; JNL/S&P Disciplined Growth Fund (the “JNL/S&P Disciplined Funds”)
As between the three JNL/S&P Disciplined Funds, the difference in risk exposure results from the differing ranges of investments in equity securities versus fixed income and money market securities of the Funds in which they invest.  The JNL/S&P Disciplined Moderate Fund is expected to invest the lowest percentage in equity securities (approximately 50% to 70%); the JNL/S&P Disciplined Moderate Growth Fund a slightly higher percentage (approximately 70% to 90%); and the JNL/S&P Disciplined Growth Fund the greatest percentage (approximately 80% to 100%).  The anticipated investments in fixed income, money market securities, and other investments generally vary in inverse relationship to the equity investments.

Underlying Fund Portfolio Securities Major Categories
Stocks.  All JNL/S&P Funds.  Because the Fund will invest in Underlying Funds that invest in stocks, its returns will fluctuate with changes in stock markets.  In the U.S., stocks have historically outperformed other types of investments over the long term.  Stocks, however, may fluctuate in value more dramatically than many other types of investments over the short term.

Smaller and Mid-Size Companies. All JNL/S&P Funds. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term.

Fixed Income: Interest Rate Risk. All JNL/S&P Funds.  Interest rate risk is the risk that when interest rates increase, fixed income securities will decline in value. Interest rate changes can be sudden and unpredictable.  A fund’s distributions to its shareholders may decline when interest rates fall, since a fund can only distribute what it earns.  Debt securities that pay interest at a fixed rate tend to lose market value when interest rates rise and increase in value when interest rates decline.   Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including treasury inflation-protected securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Fixed Income: Credit. All JNL/S&P Funds.  Income securities, which may include indebtedness and participations, entail credit risk.  An issuer may be unable to make interest payments or repay principal when due.  Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact performance.  Subordinated debt securities are riskier than senior debt securities because their holders will be paid only after the holders of senior debt securities are paid.  Debt securities that are rated below investment grade and comparable unrated securities generally have more risk, fluctuate more in price and are less liquid than higher-rated securities and can be considered speculative.

High-yield bonds, lower-rated bonds, and unrated securities. All JNL/S&P Funds.  High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

Mortgage-backed and mortgage-related securities risk. All JNL/S&P Funds. A Fund that purchases mortgage-related securities and mortgage-backed securities is subject to certain additional risks.  Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.  Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

Foreign Securities.  All JNL/S&P Funds. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses and may include, among others, currency risks (fluctuations in currency exchange rates and devaluations by governments), country risks (political, diplomatic, regional conflicts, terrorism, war; social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility). With regard to currency risk many investments may be issued and traded in foreign currencies.  Changes in the value of foreign currencies relative to the U.S. dollar can dramatically decrease (or increase) the value of foreign portfolio holdings.  To the extent the currency risk is not hedged, or not successfully hedged, currency exchange rate changes can have a disproportionate impact on, even accounting for most of the gain or loss in a particular period.

Derivative Securities. All JNL/S&P Funds. Options, futures, swaps, structured securities and other derivative transactions involve special risks.  The performance of derivative investments depends, in part, on the performance of an underlying asset, including the ability to correctly predict price movements. Derivatives involve costs, may be volatile, may involve a small investment relative to the risk assumed, and require correlation with other investments. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

Industry concentration risk. All JNL/S&P Funds.   When there is concentration in a certain industry, performance will be closely tied to, and affected by, the specific industry.  Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions.  As a result of these factors, there may be more volatility, and carry greater risk of adverse developments that can affect many of the companies in which the Underlying Funds invest, than a mixture of stocks of companies from a wide variety of industries.

Small cap investing risk. JNL/S&P Disciplined Funds.  Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  The companies in which the Underlying Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  In addition, many small capitalization companies may be in the early stages of development.  Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.  Securities of such issuers may lack sufficient market liquidity to enable the Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.  Accordingly, an investment in the Fund may not be appropriate for all investors.

JNL/S&P Disciplined Moderate Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Disciplined Moderate Fund is to seek capital growth.  Current income is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P Disciplined Moderate Fund allocates approximately 50% to 70% of its assets to Underlying Funds that investment primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 31 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Real Return Fund
JNL/Select Money Market Fund
JNL/T. Rowe Price Short-Term Bond Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The JNL/S&P Disciplined Moderate Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The JNL/S&P Disciplined Moderate Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Interest rate risk
•	Issuer risk
•	Leveraging risk
•	License termination risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Small cap investing risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Disciplined Moderate Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Disciplined Moderate Growth Fund is to seek capital growth and current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P Disciplined Moderate Growth Fund allocates approximately 70% to 90% of its assets to Underlying Funds that investment primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 31 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Real Return Fund
JNL/Select Money Market Fund
JNL/T. Rowe Price Short-Term Bond Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The JNL/S&P Disciplined Moderate Growth Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The JNL/S&P Disciplined Moderate Growth Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Interest rate risk
•	Issuer risk
•	Leveraging risk
•	License termination risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-backed and mortgage-related securities
•	Prepayment risk
•	Small cap investing risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Disciplined Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Disciplined Growth Fund is capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P Disciplined Growth Fund allocates approximately 80% to 100% of its assets to Underlying Funds that investment primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 31 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Real Return Fund
JNL/Select Money Market Fund
JNL/T. Rowe Price Short-Term Bond Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Interest rate risk
•	Issuer risk
•	Leveraging risk
•	License termination risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Small cap investing risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Emerging Markets Debt Fund
Class A

Investment Objective.  The investment objective of the JNL/Goldman Sachs Emerging Markets Debt Fund is a high level of total return consisting of income and capital appreciation.

Principal Investment Strategies.  The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.  Sovereign debt in this Prospectus consists of fixed income securities issued by a national government within a given country denominated in the currency of that country, as well as, debt denominated in U.S. dollars (sometimes referred to as “Brady Bonds”), and may also include nominal and real inflation-linked securities. Currency investments, particularly longer-dated forward contracts, provide the Fund with currency and interest rate exposure similar to investments in sovereign and corporate debt.

The Sub-Adviser may consider, but is not bound by, classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, emerging countries include, among others, most African, Asian, Eastern European, Middle Eastern, South and Central American nations. The Sub-Adviser currently intends that the Fund’s investment focus will be in the following emerging countries: Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Dominican Republic, Egypt, Estonia, Ghana, Hong Kong, Hungary, India, Indonesia, Kazakstan, Kenya, Latvia, Lithuania, Malawi, Malaysia, Mauritius, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, Russia, Serbia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Tanzania, Thailand, Turkey, Uganda, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia, as well as other emerging countries to the extent that foreign investors are permitted by applicable law to make such investments.

The Fund may invest in all types of emerging country fixed income securities, including the following:

•
Brady bonds (Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan) and other debt issued by governments, their agencies and instrumentalities, or by their central banks;

•	Interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers;
•	Fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper);
•	Loan participations; and/or
•	Repurchase agreements with respect to the foregoing.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated. Non-investment grade fixed income securities (commonly known as ‘‘junk bonds’’) tend to offer higher yields than higher-rated securities with similar maturities. Non-investment grade securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than more highly rated securities. The Fund may purchase the securities of issuers that are in default.

Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Although a majority of the Fund’s assets will be denominated in non-U.S. Dollars, the Fund may invest in securities denominated in the U.S. Dollar.

Additionally, the Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts, to gain exposure to certain countries or currencies.

Currently, the Sub-Adviser’s emerging markets debt strategy invests significantly in emerging market sovereign issues. As such, country selection is believed to be the most important factor in the portfolio construction process. The Sub-Adviser evaluates macro developments and assesses the net flows within countries. The next most important factor is security selection.

Analysis of emerging market debt involves an understanding of the finances, political events, and macroeconomic condition of a country. The Sub-Adviser’s research analysts analyze the ‘‘balance sheets’’ of the countries they follow. This may include evaluating factors such as balance of payments, tax revenues, and external and domestic debt. They also assess macroeconomic measures, which may include inflation, interest rates, growth prospects and monetary policy. For some emerging market debt countries, politics is the key driver of performance. As a result, the Sub-Adviser’s research analysts may spend a significant portion of their time following the political developments of the countries they cover.

Fundamental analysis is combined with valuation techniques to determine relative values of securities. Although the Sub-Adviser may believe a security is attractive from a fundamental point of view, the Sub-Adviser may not believe the price is attractive relative to other credits. As a result, even if the Sub-Adviser likes a security’s fundamentals, the Sub-Adviser may not invest in it due to its valuation. Likewise, the Sub-Adviser may believe that a certain security’s fundamentals are less positive but may invest in the security because the Sub-Adviser believes the yield offers significant compensation for the additional risk.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds. Therefore, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and sub-Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Emerging market risk
•	Non-diversification risk
•	High-yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Foreign securities risk
•	Interest rate risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Prepayment risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The Fund may invest in the aggregate up to 20% of its net assets in investments other than emerging country fixed income securities, currency investments and related derivatives, including (without limitation) emerging country equity securities and both equity securities and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Emerging Markets Debt Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, including its investment advisory affiliates, had assets under management of $753.4 billion (including seed capital and excluding assets under supervision).

In connection with GSAM’s service as sub-adviser to the Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Fund.  The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies.  GSAMI is not compensated by the Trust for these services.  GSAM, together with GSAMI and its other affiliates, determine the compensation, if any, for intercompany servicing arrangements of this sort.  GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs.  GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Samuel Finkelstein (Managing Director, Lead Portfolio Manager, Global Head of Macro Strategies).  Mr. Finkelstein joined the GSAM in 1997 as an analyst. Prior to joining the emerging market team in 2000, he worked in the fixed income risk and strategy group where he constructed portfolios and monitored risk exposure. Mr. Finkelstein became a managing director in 2005 and the Global Head of Macro Strategies in 2010.  Prior to that, he worked for one year as a foreign currency trader at the Union Bank of Switzerland.  Mr. Finkelstein earned an MBA from New York University’s Stern School of Business, and a BA in Economics and Mathematics from Yale University.

•
Ricardo Penfold (Vice President, Portfolio Manager, US and Global Fixed Income).  Mr. Penfold joined the GSAM in 2000. Prior to that he was Head of Research and Economics in Venezuela for Santander Investments and Banco Santander Central Hispano for four years.  Mr. Penfold received his BA from Boston University, and has a master degree and is a Ph.D. candidate in Economics at the University of Pennsylvania.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management European 30 Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management European 30 Fund is to provide capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date is on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

As of February 28, 2010, the MSCI Europe Index consists of stocks from the following 16 developed markets: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.  The population of stocks is divided into the following country groupings:

1.	United Kingdom;
2.	Austria, Germany, Netherlands, Switzerland;
3.	Denmark, Finland, Norway, Sweden; and
4.	Belgium, France, Greece, Ireland, Italy, Portugal, Spain

The stocks are selected by applying the following analysis to each group on each Stock Selection Date:

•
The first screen evaluates the volatility of stocks in the population.  The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days.  The coefficient of variation is the standard deviation of a stock’s price.  Stocks with a lower coefficient of variation are considered less volatile.  The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

•
The second screen evaluates the degree of efficiency of the company’s asset management.  The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity (“FROE”) calculated as the analysts’ (independent analysts’ covering the stock) consensus estimate of each company’s earnings for the next year divided by the company’s equity.  The 60 stocks with the highest FROE are selected from each country grouping.

•
The last screen ranks companies based on a valuation model.   The Sub-Adviser allocates approximately equal amounts of the Fund’s investments to the 30 common stocks with the best valuation based on the Edward Bell Ohlson (“EBO”) valuation to price ratio.  The number of stocks selected from each country grouping is based on the aggregate market capitalization of each country grouping relative to the total market capitalization on the Stock Selection Date. The final selections from each grouping are made from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Europe Index, will be removed from the universe of securities from which the Fund’s stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.  The 5% limit is applied at the time of purchase.

Certain provisions of the 1940 Act, limit the ability of the European 30 Fund to invest more than 25% of the European 30 Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the European 30 Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Limited management, trading cost and rebalance risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Currency risk
•	European investing risk
•	Industry concentration risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management European 30 Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Pacific Rim 30 Fund is to provide capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date is on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

As of February 28, 2010, the MSCI Pacific Index consisted of the following 5 developed market countries: Australia, Hong Kong, Japan, New Zealand, and Singapore. The population of stocks is divided into the following country groupings:

1.	Japan; and
2.	Australia, Hong Kong, New Zealand, and Singapore

The stocks are selected by applying the following analysis to each group on each Stock Selection Date:

•
The first screen evaluates the volatility of stocks in the population.  The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days.  The coefficient of variation is the standard deviation of a stock’s price.  Stocks with a lower coefficient of variation are considered less volatile.  The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

•
The second screen evaluates the degree of efficiency of the company’s asset management.  The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity (“FROE”) calculated as the analysts’ (independent analysts covering the stocks) consensus estimate of each company’s earnings for the next year divided by the company’s equity.  The 60 stocks with the highest FROE are selected from each country grouping.

•
The last screen ranks companies based on a valuation model.   The Sub-Adviser allocates approximately equal amounts of the Fund’s investments to the 30 common stocks with the best valuation based on the Edward Bell Ohlson (“EBO”) valuation to price ratio.  Fifteen stocks are selected from each country grouping on the Stock Selection Date from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Pacific Index, will be removed from the universe of securities from which the Fund’s stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Pacific Rim 30 Fund to invest more than 5% of the Pacific Rim 30 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Pacific Rim 30 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.  The 5% limit is applied at the time of purchase.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Limited management, trading cost and rebalance risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Currency risk
•	Industry concentration risk
•	Liquidity risk
•	Market risk
•	Pacific Rim investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Pacific Rim 30 Fund is Mellon Capital, located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management S&P 500 Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500® Index.  The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in large-capitalization company securities.  The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. This approach is called “replication.”  When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the S&P 500 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 Index in proportion to the weighting in the S&P 500 Index.  To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P 500 Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between Fund and S&P 500 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 500 Index.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The S&P 500 Index. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor’s to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 Index is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks.  Each stock in the S&P 500 Index is weighted by its float adjusted market capitalization. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management S&P 500 Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P MidCap 400 Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Principal Investment Strategies.  The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P MidCap 400 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index.  The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P MidCap 400 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.  This approach is called “replication.”  When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the S&P MidCap 400 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P MidCap 400 Index in proportion to the weighting in the S&P MidCap 400 Index.  To the extent that the Fund seeks to replicate the S&P MidCap 400 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P MidCap 400 Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between the Fund and S&P MidCap 400 Index performance may be affected by changes in securities markets and changes in the composition of the S&P MidCap 400 Index.

The Fund may invest in derivatives to manage contract owner cash flows and equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Mid-capitalization investing risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The S&P MidCap 400 Index. The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor’s to capture the price performance of a large cross section of the U.S. publicly traded stock market.  Stocks included in the S&P MidCap 400 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy.  Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P MidCap 400 Index is weighted by its float adjusted market capitalization (or the stock’s price multiplied by the number of shares outstanding adjusted for float, as the S&P MidCap 400 Index is considered a capitalization-weighted index.)  The inclusion of a stock in the S&P MidCap 400 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Small Cap Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000® Index1.  The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Russell 2000 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities.  To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Small cap investing risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Russell 2000 Index. The Russell 2000 Index is composed of approximately 2000 common stocks that are selected by the Russell Investments to capture the price performance of a large cross section of the U.S. publicly traded stock market.  Stocks that are included in the Russell 2000 Index are chosen with the aim of achieving a broad representative portfolio from the various sectors of the U.S. economy.  These stocks do not necessarily represent the entire U.S. economy, as they exclude approximately 1000 large company stocks.  Stocks held in the Russell 1000 Index are excluded from the Russell 2000 Index.  The Russell 2000 Index is recognized for its emphasis towards small- and mid-size stocks, essentially the remainder of the U.S. market.  Each stock in the Russell 2000 Index is weighted by its float adjusted market capitalization (the total market value relative to the total market values of all the securities in the Russell 2000 Index).

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Small Cap Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

1 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

JNL/Mellon Capital Management International Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East (“EAFE”) Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Principal Investment Strategies.  The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE® Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.  To the extent that the Fund seeks to replicate the MSCI EAFE Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the MSCI EAFE Index may be anticipated in both rising and falling markets.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals and other receivables, and to facilitate meeting the Fund’s objectives.  For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Index investing risk
•	License termination risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The MSCI EAFE Index. The MSCI EAFE Index is comprised of common stocks including, but not limited to, the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Greece, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.  The companies within each country are selected by MSCI to capture the price performance of a large cross section of the international publicly traded stock markets.  Stocks included in the MSCI EAFE Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy.  Aggregate market value and trading activity are also considered in the selection process.  The inclusion of a stock in the MSCI EAFE Index in no way implies that MSCI, Inc. believes the stock to be an attractive investment, nor is MSCI, Inc. in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Leveraging risk
•	Liquidity risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management International Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Bond Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.  The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Principal Investment Strategies.  The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Barclays Capital U.S. Aggregate Index through statistical procedures.  Bonds are selected based on their characteristics to create a portfolio that profiles the Index.  The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed-income securities that seek to match the performance and characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices.  This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market.  Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts.  Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund’s Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund’s composition is continuously evaluated relative to the Index, and if necessary, the portfolio is rebalanced, typically using cash flows from accruals and contract owner contributions and withdrawals.

The Fund can invest in a number of different kinds of “derivative” instruments to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Index investing risk
•	Interest rate risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk
•	Leveraging risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Bond Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

David C. Kwan has been a Managing Director of Mellon Capital Management Corporation since 2000.  He has also been the Head of Fixed Income Management Group since 1994 and the Head of the Trading Group since 1996.  Mr. Kwan has direct oversight responsibility for all U.S. and international fixed income portfolios, and the management of the Global Opportunity Strategy.  Mr. Kwan has had various positions and responsibilities at Mellon Capital since he joined in 1990, one of which was management of the firm's Enhanced Asset Allocation Fund.  He received his M.B.A. degree from University of California at Berkeley in 1990.  Mr. Kwan has 20 years of investment experience.

Lowell Bennett has been a Managing Director of Mellon Capital Management Corporation since 2000.  Mr. Bennett joined Mellon Capital in 1997 as a Vice President and fixed income strategist.  He is responsible for the development and implementation of fixed income strategies of the company.  Prior to joining Mellon Capital, he was a fixed income strategist at Merrill Lynch.  He received his M.B.A. degree from Stanford University in 1987. Mr. Bennett has 23 years of finance and investment experience.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PIMCO Real Return Fund
Class A

Investment Objective.  The investment objective of the JNL/PIMCO Real Return Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Principal Investment Strategies.  The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.  The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.  The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.  The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index.  For these purposes, in calculating the Fund's average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.  The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.  The Fund is non-diversified, which means it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

The Fund may invest all of its assets in derivative instruments, such as futures, options, forward contracts or swap agreements, or in mortgage or asset-backed securities.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments”, which as used by this Fund include:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, and event-linked bonds:
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements and reverse repurchase agreements;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Non-diversification risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Emerging markets risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Investment strategy risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Portfolio turnover
•	Prepayment risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PIMCO Real Return Fund is Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”).  Allianz SE is the indirect owner of AGI LP.  Allianz SE is an European-based, multinational insurance and financial services holding company. As of December 31, 2009, PIMCO had assets under management of $1,000.1 billion.

Mihir Worah is an Executive Vice President, portfolio manager, and member of the government and derivatives desk.  Since November 2007, Mr. Worah has been primarily responsible for the day-to-day management of the Fund.  He joined PIMCO in 2001 as a member of the analytics team and worked on term structure modeling and options pricing.  Previously, Mr. Worah was a post-doctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. He has a Ph.D. in theoretical physics from the University of Chicago and is the author of numerous scientific papers.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Select Money Market Fund
Class A

Investment Objective.  The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Principal Investment Strategies.  The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including:

•	Obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments;
•	Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions;
•	Commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities);
•	Obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and
•	Repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.  Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the fund itself.  In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The Sub-Adviser’s investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund’s overall weighted average maturity. The overall weighted average maturity of the Fund’s investments is 60 days or fewer.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The Fund may invest more than 25% of its assets in the banking industry.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Risk of investment in banking industry
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Dividends:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00.  The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day.  If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive.  The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class.  For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “PURCHASES, REDEMPTIONS AND PRICING OF SHARES” in the SAI.  For a description of the allocation of expenses among fund share classes, see “Classes of Shares and Distribution Plans” in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00.  When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses.  In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser.  The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
Class A

Investment Objective.  The investment objective of the JNL/T. Rowe Price Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Principal Investment Strategies.  The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three (3) years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.  The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase.  Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices and yields of the various securities.  For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund’s program) that would provide higher yields and appreciation potential.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.  Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies.  Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions).  Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Interest rate risk
•	Mortgage-backed and mortgage-related securities risk
•	Derivatives risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Foreign securities risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Edward A. Wiese.  Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund’s investment program.  Mr.Wiese has been chairman of the committee since 2009.  Since joining T. Rowe Price in 1984, Mr. Wiese’s responsibilities have included managing multi-currency portfolios in London, managing the firm’s taxable money market funds and overseeing the development and management of synthetic Guaranteed Investment Contract products.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

More About The Funds

The investment objectives of the respective Funds are not fundamental and may be changed by the Trustees without shareholder approval.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Funds to invest in investment companies to the extent permitted under the 1940 Act, including unaffiliated money market funds.  Under the relief, a Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are money market funds managed by the Trust’s investment adviser or its affiliates.  As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees. The Funds have received exemptive relief from the SEC permitting them to invest up to 25% in an affiliated money market fund.

Certain Funds state in the description of their investment strategies that they may invest in futures contracts in certain circumstances.  The Fund’s use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool.  JNAM and the Sub-Advisers have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, they are not subject to registration or regulation as pool operators under that Act.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

For Each of the JNL/Mellon Capital Management Sub-Advised Funds.  The Sub-Adviser is a subsidiary of The Bank of New York Mellon Corporation, the owner of a number of asset managers and a diversified global financial institution.  Through this ownership structure and through other entities owned by the Sub-Adviser’s direct and indirect owners, the Sub-Adviser has various financial industry affiliations.  As a result of the business activities of the Sub-Adviser and its affiliates, the Sub-Adviser may be prohibited or limited from effecting transactions on behalf of the Fund due to rules in the marketplace in which the Sub-Adviser trades, foreign laws or the Sub-Adviser’s own policies and procedures.  By way of illustration only, in certain cases, the Sub-Adviser may face trading limitations or prohibitions because of aggregation issues due to its relationships with affiliated investment advisory firms, position limits imposed by regulators or foreign laws such as mandatory takeover offer requirements (which it will need to avoid).  However, if the Sub-Adviser cannot invest in a security directly, the Fund may, instead, invest in the relevant American Depositary Receipt (ADR).  In any case, the Fund may invest in securities of affiliates of the Fund and the Sub-Adviser to the extent permissible under applicable U.S. laws and regulations.

Portfolio Turnover. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

Derivatives Risk.  As an open-end investment company registered with the SEC a Fund is subject to the Federal Securities Laws including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions with respect to certain kinds of derivatives, a Fund must “set aside” (referred to sometimes as “asset segregation” or “coverage”) liquid assets, or engage in other SEC or staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to set aside liquid assets in an amount equal to a Fund’s daily marked – to market (net) obligations, if any (i.e., a Fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. The use of leverage involves certain risks. See below for leveraging risk. A Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

The Funds enter into certain kinds of derivative transactions that involve obligations to make future payments to third parties.  These transactions include, but are not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when issued or delayed delivery basis, or reverse repurchase agreements.  In this connection, the Funds may be required to “set aside” or segregate liquid assets, or engage in other measures, to cover open derivatives positions, in accordance with federal securities laws, rules thereunder, or interpretations thereof, including positions that the SEC or its staff have taken.  In such situations, the Funds set aside liquid assets on either of two bases.  Where a derivatives contract does not require cash settlement, the Funds must set aside liquid assets on the basis of the contracts full notional value.  Where a derivatives contract does require cash settlement, the Funds are permitted to set aside assets on the basis of daily marked-to-market net obligations (i. e., a Fund’s daily net liability or unrealized loss, if any), rather than the contract’s full notional value.  In the latter situation, a Fund may employ leverage to a greater extent than under the former situation.  Each Fund reserves the right to change its procedures for setting aside assets in order to comply with any change in governing law, rules, interpretations, or SEC or SEC staff positions.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit that meet certain guidelines. Cash collateral may be invested by a Fund in money market investments or short-term liquid investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent. There is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Recent Market Events.  Over the last several years, domestic and international markets have experienced acute turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. In addition, many governments throughout the world responded to the turmoil with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. These market conditions and continuing economic risks add significantly to the risk of short-term volatility in the Funds.

Regulatory Inquiries and Pending Litigation

JNL/PIMCO Real Return Fund

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005.  Management of PIMCO currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.  On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case.  As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed.  In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS and rejected the IRS’s request for a stay pending appeal.  The IRS is expected to seek emergency relief by appealing this to the US Court of Appeals for the Third Circuit.  It is not known at this time when and whether such emergency relief has or will be sought. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

GLOSSARY OF RISKS

Accounting risk – The Fund or Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

Allocation risk – The Fund is subject to the risk of changes in market and economic conditions when determining and revising the selection and percentages of allocations among appropriate Underlying Funds.

Convertible securities risk – A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit risk on the counterparties. Such instruments are not afforded the same protections as may apply to trading futures or options on organized exchanges. Substantial losses may arise from the insolvency, bankruptcy or default of a counterparty and risk of settlement default of parties with whom it trades securities.  Settlement mechanisms in emerging markets are generally less developed and reliable than those in more developed countries thus increasing the risks.

Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit ratings may reflect the varying degrees of risk.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest

Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Derivatives risk – These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund or Master Fund’s Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment.  The Fund or Master Fund’s Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund or Master Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund or Master Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.  If the Fund or Master Fund’s Adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful.

Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  There may be government policies that restrict investment by foreigners, and a higher risk of a government taking private property.  Low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

European investing risk – Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). The EMU imposes tight fiscal and monetary controls on its members or requires it for EMU membership.  Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments. In addition, there is less publicly available information and more volatile or less liquid markets. Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

High-yield bonds, lower-rated bond, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  An unanticipated default would result in a reduction in income, a decline in the market value of the related securities and a decline in value.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in price volatility.

Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Market fluctuations can cause the performance of an index to be significantly influenced by a handful of companies.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance may sometimes be lower than funds that actively invest in stocks that comprise the index.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  The correlation between the Fund and index performance may be affected by the Fund’s/Underlying Fund’s expenses the index doesn’t have, changes in securities markets, changes in the composition of the index, the size of the portfolio, the timing of purchases and redemptions of the Fund’s/Underlying Fund’s shares, and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Internal Revenue Code.

Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.  The Fund or Master Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging risk – The use of leverage may cause the Fund or Master Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Fund or Master Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund or Master Fund's portfolio securities.

License termination risk – The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

Limited management, trading cost and rebalance risk – The Fund’s/Underlying Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund or Master Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  Small capitalization companies and companies domiciled in emerging markets pose greater liquidity and volatility risks of price fluctuations.

Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-related securities may exhibit additional volatility. This is known as extension risk.  Rising interest rates and falling property prices may increase the likelihood that individuals and entities may fall behind or fail to make payments on their mortgages.  This is referred to as default risk.  When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid.  In addition, a number of mortgage defaults could lead to a decline in the value of mortgage-backed and mortgage-related securities.  Mortgage-related securities are also subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns because the Fund will have to reinvest that money at the lower prevailing interest rates. This is referred to as contraction risk.

Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments or defaults on the underlying mortgages serving as collateral.  An increase or decrease in payment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price.  The prices of mortgage-backed securities, depending on their structure and the rate of payments, can be volatile.  Some mortgage-backed securities may also not be as liquid as other securities.  The value of these securities also may change because of changes in the market’s perception or the actual creditworthiness of the issuer.  In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation, interest rates, and/or tax policies.

Non-diversification risk – The Fund or Master Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund or Master Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

Pacific Rim investing risk – The Pacific Rim economies are in all stages of economic development. Many of the economies in the region can be characterized as either developing or newly industrialized.  However, the Fund will concentrate investments in developed Pacific Rim markets.  Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time.  Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.  The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. The Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim and to be more volatile than the performance of more geographically diversified funds.

Portfolio turnover – The Fund or Master Fund may actively trade securities in seeking to achieve its objective.  Doing so may increase transaction costs, which may reduce performance.  Active trading also may increase realized short-term capital gains and losses.

Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.  These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers.  The bank securities typically are not insured by the federal government.  Securities that do not represent deposits have lower priority in the bank’s capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

Short sales risk – A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative decline, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, the losses could be greater than the actual cost of the investment. Increased liquidity risk and transaction costs are frequently involved, as is the risk that the third party to the short sale may fail to honor its contract terms.

Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Temporary defensive positions and large cash positions – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  During periods in which the Fund or Master Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Underlying funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.  The ability of the Fund to achieve its investment objective will depend in part upon the Sub-Adviser’s ability to allocate investments in the Underlying Funds and their ability to achieve their investment objectives.  There can be no assurance that the investment objective of any Underlying Fund will be achieved.  The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.  The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government.

There is a risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. Government Securities may be purchased by the Funds, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and equities and on securities guaranteed by the entities is unclear.  No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.  In addition, new accounting standards and future Congressional action may affect the value of FNMA and FHLMC debt.

MANAGEMENT OF THE TRUST

Investment Adviser

Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Asset Management, LLCSM (“JNAM®” or the “Adviser”), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Prudential plc is also the parent of Curian Capital, LLC, M&G Investment Management Limited, PPM America, Inc. and Prudential Asset Management (Singapore) Limited.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

Management Fee

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly.  The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.  Each JNL/S&P Fund will indirectly bear its pro rata share of fees of the Underlying Funds in addition to the fees shown for that Fund.

The following terms apply in connection with JNAM’s contractual obligation to waive fees and reimburse expenses for the JNL/Select Money Market Fund.  There can be no assurance that JNAM will continue to waive fees and reimburse expenses after December 31, 2010.  The Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its Adviser fee. Such reimbursement by the Fund shall be made monthly, but only if the operating expenses of the Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
JNL/Goldman Sachs Emerging Markets Debt Fund	$0 to $200 million Over $200 million	.75% .70%
JNL/Mellon Capital Management European 30 Fund	$0 to $50 million $50 million to $100 million Over $100 million	.37% .31% .28%
JNL/Mellon Capital Management Pacific Rim 30 Fund	$0 to $50 million $50 million to $100 million Over $100 million	.37% .31% .28%
JNL/Mellon Capital Management S&P 500 Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management Small Cap Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management International Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.30% .25% .24%
JNL/Mellon Capital Management Bond Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.30% .25% .24%
JNL/PIMCO Real Return Fund	$0 to $1 billion Over $1 billion	.50% .475%
JNL/Select Money Market Fund	$0 to $500 million Over $500 million	.28% .25%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million Over $250 million	.45% .40%
JNL/S&P Disciplined Moderate Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Disciplined Moderate Growth Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Disciplined Growth Fund	$0 to $500 million Over $500 million	.13% .08%

Sub-Advisory Arrangements

The Adviser selects, contracts with and compensates Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the Sub-Adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust.  The Sub-Adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus.  Each Sub-Adviser (except SPIAS as Sub-Adviser to the following Funds: JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund), implements such programs by purchases and sales of securities.  Because the investments of the Funds listed above for which SPIAS is Sub-Adviser consist exclusively of shares of other Funds of the Trust, SPIAS relays its program recommendations to the Adviser for implementation.  Each Sub-Adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.

As compensation for its services, each Sub-Adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund.  The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the Sub-Advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated Sub-Advisers with the approval of the Board of Trustees, but without the approval of shareholders.  The order allows the Adviser to materially amend a sub-advisory agreement with unaffiliated sub-advisers with the approval of the Board of Trustees, but without shareholder approval.  Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change.  The order allows the Funds to operate more efficiently and with greater flexibility.  The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to the following services:

•	Performing initial due diligence on prospective Sub-Advisers for the Funds;
•	Monitoring the performance of Sub-Advisers;
•	Communicating performance expectations to the Sub-Advisers; and
•	Ultimately recommending to the Board of Trustees whether a Sub-Adviser’s contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers.  Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.  At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.

ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM (“Administrator”) an Administrative Fee as annual percentage of the average daily net assets of the Fund as set forth below.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as “Other Expenses” in the fee tables).

Funds	Assets	Administrative Fee
JNL/Goldman Sachs Emerging Markets Debt Fund	All Assets	.15%
JNL/Mellon Capital Management European 30 Fund	All Assets	.20%
JNL/Mellon Capital Management Pacific Rim 30 Fund	All Assets	.20%
JNL/Mellon Capital Management S&P 500 Index Fund	All Assets	.10%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	All Assets	.10%
JNL/Mellon Capital Management Small Cap Index Fund	All Assets	.10%
JNL/Mellon Capital Management International Index Fund	All Assets	.15%
JNL/Mellon Capital Management Bond Index Fund	All Assets	.10%
JNL/PIMCO Real Return Fund	All Assets	.10%
JNL/Select Money Market Fund	All Assets	.10%
JNL/T. Rowe Price Short-Term Bond Fund	All Assets	.10%
JNL/S&P Disciplined Moderate Fund	All Assets	.05%
JNL/S&P Disciplined Moderate Growth Fund	All Assets	.05%
JNL/S&P Disciplined Growth Fund	All Assets	.05%

CLASSES OF SHARES

Effective December 15, 2003, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, each Fund has two classes of shares (Class A and Class B), except the JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund have one class of shares.  The outstanding shares of all Funds (except JNL/S&P Funds) as of that date have been redesignated Class A shares.

This Prospectus offers two classes of shares.  Under the multi-class structure, the Class A shares and Class B shares of each Fund represent interests in the same portfolio of securities, and will be substantially the same except for “class expenses.”  The expenses of each Fund will be borne by each Class of shares based on the net assets of the Fund attributable to each Class, except that class expenses will be allocated to each Class.  “Class expenses” will include any distribution or administrative or service expense allocable to the appropriate Class, pursuant to the Brokerage Enhancement Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

DISTRIBUTION PLAN

All Funds of the Trust except the JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, have adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Distribution Plan (“Plan”).

The Board of Trustees, including all of the Independent Trustees, approves, at least annually, the continuation of the Distribution Plan (“Plan”) in connection with the Board’s adoption of a multi-class plan authorizing Class A and Class B interests.  Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests.  Jackson National Life Distributors LLC (“JNLD”), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

THE DISTRIBUTOR

The Distributor also has the following relationships with the Sub-Advisers and their affiliates.  The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  In addition, the Distributor acts as distributor of variable insurance contracts and variable life insurance policies (the “Contracts”) issued by Jackson and its subsidiary Jackson National Life Insurance Company of New York (“Jackson NY”).  Raymond James Financial Services, a brokerage affiliate of the Sub-Adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities.  The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the Contracts.

INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts (“Accounts”) of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable contracts (“Contracts”), to qualified and unqualified retirement plans and other regulated investment companies.  The Accounts purchases the shares of the sub-accounts that investing the Funds at their net asset value. There is no sales charge.

Shares of the Funds are not available to the general public directly.  Some of the Funds are managed by Sub-Advisers who manage publicly available mutual funds having similar names and investment objectives.  While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund.  Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The net asset value per share of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open.  The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the “fair value” of a security for which a current market price is not available.  Under these procedures, in general the “fair value” of a security shall be the amount, determined by the Administrator in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board of Trustees has established a pricing committee to review fair value determinations.  The pricing committee will also review restricted and illiquid security values, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g. disorderly market transactions) and determine/review fair values pursuant to the “Pricing Policies and Procedures” adopted by the Board of Trustees of the Trust.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s net asset value may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s net asset value (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Trustees, to determine the “fair value” of such securities for purposes of calculating a Fund’s net asset value.  The Administrator will “fair value” such securities if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund’s net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust’s pricing procedures to be a “significant event.”  A “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities.  Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s net asset value.  When fair-value pricing is employed, the securities prices used to calculate a Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“MARKET TIMING” POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves, by a qualified retirement plan for Jackson and its affiliates, and other regulated investment companies.

The interests of the Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Funds are not intended as vehicles for market timing.  The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. This does not apply to a money market Fund.
See the Separate Account Prospectus for the contract that describes Jackson’s anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board of Trustees has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred.  In addition, the JNL/S&P Funds’ net asset values are calculated based on the net asset values of the Underlying Funds and the “fair value” pricing policy will apply to the Underlying Funds as described above. The Funds’ “fair value” pricing policy is described under “Investment in Trust Shares” above.

The practices and policies described above are intended to deter and curtail market timing in the Fund.  However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing.  If they are ineffective, the adverse consequences described above could occur.

DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund’s policies and procedures relating to disclosure of portfolio securities is available in the Fund’s Statement of Additional Information and at www.jackson.com.

SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions are processed on any day on which the Trust and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust’s transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

•	When the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

TAX STATUS

Each Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).  Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Fund is treated as a separate corporation for purposes of the Code.  Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are separate accounts of variable insurance contracts, qualified and unqualified retirement plans, there are no tax consequences to those shareholders of buying, holding, exchanging and selling shares of the Funds.  Distributions from the Funds are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Account Prospectus for more detailed information on tax issues related to the Contracts.

Separate Accounts funding insurance contracts must meet certain diversification requirements, as must the underlying funds in which they invest in order for the variable insurance contract owners to receive favorable tax treatment.  If a Series, a Master Fund or a Separate Account were to fail to meet the diversification requirements, income allocable to the contracts would be taxable currently to the contract owners and income from prior periods relating to such contracts could also be taxable.

FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Fund.  The information does not reflect any charges imposed under a variable insurance contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Goldman Sachs Emerging Markets Debt Fund

Class A
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	-	11.89	23.06	193,046	94	1.11	3.89
10/06(a)-12/31/2008	10.00	0.09	(0.42)	(0.33)	-	-	9.67	(3.30)	28,973	44	1.11	3.92

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management European 30 Fund

Class A
12/31/2009	8.59	0.29	3.23	3.52	(0.25)	(0.56)	11.30	41.03	13,238	65	0.78	2.76
10/06(a)-12/31/2008	10.00	0.04	(1.41)	(1.37)	(0.04)	-	8.59	(13.74)	2,055	-	0.84	2.26

JNL/Mellon Capital Management Pacific Rim 30 Fund

Class A
12/31/2009	9.60	0.21	2.11	2.32	(0.15)	(0.51)	11.26	24.15	16,625	47	0.78	1.95
10/06(a)-12/31/2008	10.00	0.02	(0.42)	(0.40)	-	-	9.60	(4.00)	3,299	-	0.82	0.78

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management S&P 500 Index Fund

Class A
12/31/2009	$ 7.54	$ 0.14	$ 1.82	$ 1.96	$ (0.12)	$ -	$ 9.38	25.97%	$ 900,282	4%	0.60%	1.76%
12/31/2008	12.36	0.19	(4.84)	(4.65)	(0.17)	-	7.54	(37.64)	457,126	7	0.60	1.80
12/31/2007	12.06	0.18	0.40	0.58	(0.16)	(0.12)	12.36	4.90	656,286	3	0.59	1.45
12/31/2006	10.68	0.16	1.45	1.61	(0.15)	(0.08)	12.06	15.08	559,179	1	0.60	1.42
12/31/2005	10.66	0.13	0.34	0.47	(0.12)	(0.33)	10.68	4.37	427,375	14	0.61	1.30

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Class A
12/31/2009	8.17	0.13	2.98	3.11	(0.11)	-	11.17	38.03	469,779	14	0.61	1.35
12/31/2008	14.78	0.17	(5.75)	(5.58)	(0.13)	(0.90)	8.17	(37.58)	284,426	30	0.61	1.35
12/31/2007	14.96	0.17	0.93	1.10	(0.05)	(1.23)	14.78	7.45	464,641	25	0.60	1.06
12/31/2006	14.21	0.14	1.24	1.38	(0.13)	(0.50)	14.96	9.69	381,163	10	0.61	0.97
12/31/2005	13.28	0.09	1.51	1.60	(0.10)	(0.57)	14.21	11.98	288,486	15	0.61	0.82

JNL/Mellon Capital Management Small Cap Index Fund

Class A
12/31/2009	7.97	0.09	2.10	2.19	(0.07)	(0.05)	10.04	27.54	470,449	17	0.61	1.08
12/31/2008	13.53	0.11	(4.87)	(4.76)	(0.15)	(0.65)	7.97	(35.01)	241,444	29	0.61	0.96
12/31/2007	14.79	0.18	(0.51)	(0.33)	(0.04)	(0.89)	13.53	(2.11)	361,126	21	0.60	1.21
12/31/2006	13.44	0.15	2.19	2.34	(0.12)	(0.87)	14.79	17.49	339,124	17	0.60	1.02
12/31/2005	13.43	0.08	0.49	0.57	(0.09)	(0.47)	13.44	4.22	237,460	16	0.60	0.84

JNL/Mellon Capital Management International Index Fund

Class A
12/31/2009	9.41	0.25	2.50	2.75	(0.26)	0.00 (f)	11.90	29.28	721,755	2	0.69	2.43
12/31/2008	17.55	0.47	(8.00)	(7.53)	(0.30)	(0.31)	9.41	(42.92)	369,368	15	0.65	3.31
12/31/2007	16.54	0.40	1.29	1.69	(0.45)	(0.23)	17.55	10.39	645,505	5	0.65	2.23
12/31/2006	13.59	0.32	3.15	3.47	(0.37)	(0.15)	16.54	25.58	497,487	2	0.66	2.11
12/31/2005	13.67	0.29	1.53	1.82	(0.27)	(1.63)	13.59	13.31	294,677	43	0.66	2.08

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Mellon Capital Management Bond Index Fund

Class A
12/31/2009	$ 11.07	$ 0.42	$ 0.21	$ 0.63	$ (0.30)	$ (0.01)	$ 11.39	5.65%	$ 793,123	87%	(i)	0.60%	3.67%
12/31/2008	11.16	0.52	(0.10)	0.42	(0.51)	-	11.07	3.79	379,239	51	(i)	0.61	4.60
12/31/2007	10.92	0.52	0.18	0.70	(0.46)	-	11.16	6.43	349,683	45	(i)	0.60	4.68
12/31/2006	10.75	0.48	(0.09)	0.39	(0.22)	-	10.92	3.64	247,489	65	(i)	0.61	4.42
12/31/2005	10.83	0.18	0.02	0.20	(0.22)	(0.06)	10.75	1.85	180,542	361		0.61	3.46

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/PIMCO Real Return Fund

Class A
12/31/2009	$ 10.10	$ 0.30	$ 1.44	$ 1.74	$ (0.27)	$ -	$ 11.57	17.25%	$ 1,189,828	722%		0.81%	2.69%
12/31/2008	11.09	0.39	(0.82)	(0.43)	(0.16)	(0.40)	10.10	(3.73)	663,938	2,289		0.81	3.44
01/16(a) - 12/31/2007	10.00	0.43	0.66	1.09	-	-	11.09	10.90	397,393	1,215	(j)	0.80	4.27

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/S&P Disciplined Moderate Fund (h)

Class A
12/31/2009	7.72	0.23	1.21	1.44	(0.16)	(0.06)	8.94	18.67	168,455	12	0.19	2.75
12/31/2008	10.70	0.27	(3.12)	(2.85)	(0.09)	(0.04)	7.72	(26.60)	58,062	27	0.19	2.91
01/16(a) - 12/31/2007	10.00	0.48	0.22	0.70	-	-	10.70	7.00	34,588	31	0.18	4.75

JNL/S&P Disciplined Moderate Growth Fund (h)

Class A
12/31/2009	6.81	0.21	1.34	1.55	(0.17)	(0.09)	8.10	22.77	206,365	16	0.19	2.78
12/31/2008	10.67	0.23	(3.94)	(3.71)	(0.09)	(0.06)	6.81	(34.76)	74,452	29	0.19	2.60
01/16(a) - 12/31/2007	10.00	0.35	0.32	0.67	-	-	10.67	6.70	40,459	31	0.18	3.49

JNL/S&P Disciplined Growth Fund (h)

Class A
12/31/2009	6.31	0.20	1.40	1.60	(0.17)	(0.10)	7.64	25.39	80,863	24	0.19	2.87
12/31/2008	10.65	0.22	(4.40)	(4.18)	(0.10)	(0.06)	6.31	(39.21)	26,133	48	0.19	2.55
01/16(a) - 12/31/2007	10.00	0.36	0.29	0.65	-	-	10.65	6.50	16,525	28	0.19	3.58

JNL Series Trust
Financial Highlights

		Increase (Decrease) from						Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)						Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net		Net Realized	Total from		Distributions from	Gains on	Net Asset			Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment		& Unrealized	Investment		Net Investment	Investment	Value, End	Total		End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations		Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Select Money Market Fund
Class A
12/31/2009	1.00	0.00	(f)	-	0.00	(f)	0.00 (f)	-	1.00	0.15	(l)	1,140,511	n/a	0.47 (m)	0.16 (m)
12/31/2008	1.00	0.02		0.00	0.02		(0.02)	-	1.00	2.20	(k)	1,340,054	n/a	0.57	2.08
12/31/2007	1.00	0.05		0.00	0.05		(0.05)	-	1.00	4.76		651,204	n/a	0.58	4.63
12/31/2006	1.00	0.04		0.00	0.04		(0.04)	-	1.00	4.49		269,095	n/a	0.59	4.42
12/31/2005	1.00	0.02		0.00	0.02		(0.02)	-	1.00	2.71		258,452	n/a	0.60	2.66

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/T. Rowe Price Short-Term Bond Fund

Class A
12/31/2009	9.36	0.25	0.47	0.72	(0.28)	(0.09)	9.71	7.64	484,832	102		0.74	2.56
12/31/2008	10.49	0.40	(1.04)	(0.64)	(0.45)	(0.04)	9.36	(5.97)	295,409	134		0.74	3.86
12/31/2007	10.31	0.49	0.01	0.50	(0.32)	-	10.49	4.82	311,237	73	(h)	0.75	4.62
05/01(a)-12/31/2006	10.00	0.31	0.00	0.31	-	-	10.31	3.10	327,071	109	(h)	0.74	4.52

(a)	Commencement of operations.
(b)
Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)	Annualized for periods less than one year.
(d)	Portfolio turnover excludes dollar roll transactions.
(e)	Calculated using the average shares method for periods ended after December 31, 2005.
(f)	Amount represents less than $0.005.
(g)	Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.
(h)
Portfolio turnover including dollar roll transactions for JNL/T. Rowe Price Short-Term Bond Fund was 118% and 78% for 2006 and 2007, respectively.  The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(i)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 79% , 52%, 52% and 90% in 2006, 2007, 2008 and 2009, respectively.
(j)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.
(k)
For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/Select Money Market Fund.  The return for Class A and Class B shares without the contribution was 2.00% and 2.18%, respectively.

(l)
Total return for the JNL/Select Money Market Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.

(m)
For the JNL/Select Money Market Fund, the ratio of expense to average net assets for Class A and Class B shares without expense waiver was 0.57% and 0.37% , respectively, and the ratio of net investment income to average net assets for Class A and Class B shares without the waiver was 0.06% and 0.24%, respectively.

APPENDIX A

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PROSPECTUS

May 1, 2010

JNL SERIES TRUST

You can find more information about the Trust in:

•
The Trust’s Statement of Additional Information (“SAI”) dated May 1, 2010, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions.  The current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

•
The Trust’s Annual and Semi-Annual Reports to shareholders, which shows the Fund’s actual investments and includes financial statements as of the close of the particular annual or semi-annual period.  The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Series Trust Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC’s Public Reference Room in Washington, D.C.  Reports and other information about the Trust also are available on the EDGAR database on the SEC’s Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549.  You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.

The Trust’s SEC file number is:  811-8894

PROSPECTUS
Class A Shares
May 1, 2010
JNL® SERIES TRUST
Business Address:  1 Corporate Way • Lansing, Michigan 48951
Mailing Address:  225 W. Wacker Drive, Suite 1100 • Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (“Trust”).

The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares of the Trust may also be sold directly to qualified and non-qualified retirement plans.  The Trust currently offers shares in the following separate Funds (“Fund” or “Funds”), each with its own investment objective.

JNL/American Funds® Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Institutional Alt 65 Fund
JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit Suisse Global Natural Resources Fund)
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund (formerly, JNL/Capital Guardian International Small Cap Fund)
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
JNL/T. Rowe Price Value Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund

The JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, the JNL/S&P Managed Aggressive Growth Fund, the JNL/S&P Disciplined Moderate Fund, the JNL/S&P Disciplined Moderate Growth Fund, the JNL/S&P Disciplined Growth Fund, and the JNL/S&P 4 Fund are also referred to in this Prospectus as the JNL/S&P Funds.

Certain Funds utilize a master-feeder structure.

Each Fund, except the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund, the JNL/S&P Funds (excluding the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund), the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, and the JNL/Mellon Capital Management 10 x 10 Fund offer two classes of shares, Class A and Class B.  Class A shares are described in this Prospectus.

The JNL/AIM Small Cap Growth Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Franklin Templeton Small Cap Value Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/Lazard Mid Cap Equity Fund, and JNL/Oppenheimer Global Growth Fund (“Funds”) will be closed to new contract holders effective May 1, 2010.  The Funds are still available to contract holders who purchased their contract prior to May 1, 2010, even if the contract holder does not have a current allocation in a Fund.  The Funds are also available to both new and existing contract holders as an underlying Fund of the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund.

The JNL/Mellon Capital Management European 30 Fund and the JNL/Mellon Capital Management Pacific Rim 30 Fund (“Funds”) will be closed to new contract holders effective May 1, 2010.  The Funds are still available to contract holders who purchased their contract prior to May 1, 2010, even if the contract holder does not have a current allocation in a Fund.  The Funds are also available to both new and existing contract holders as an underlying Fund of the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund.

The JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund are not available as an investment option.  However, the Fund is an Underlying Fund in which the JNL/S&P 4 Fund may invest.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Trust’s securities, or determined whether this Prospectus is accurate or complete.  It is a criminal offense to state otherwise.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “S&P 500® Index,” “Standard & Poor’s 500®,” and “S&P MidCap 400 Index®,” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by Jackson National Life Insurance Company (“Jackson”).  The JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor’s Financial Services LLC (“S&P”) and its affiliates.  S&P is not an investment adviser and S&P and its affiliates make no representation regarding the advisability of investing in the Funds or such other fund or vehicle.  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. For more detailed information about the Trust and the Funds, see the Trust’s Statement of Additional Information (“SAI”), which is incorporated by reference into (which means it legally is a part of) this prospectus.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

_______________

I.	Summary Overview Of Each Fund	1

	Investment Objectives/Goals, Fee Table, Portfolio Turnover, Principal Investment Strategies & Risks and Performance, and Management

	JNL/American Funds Blue Chip Income and Growth Fund	1
	JNL/American Funds Global Bond Fund	4
	JNL/American Funds Global Small Capitalization Fund	7
	JNL/American Funds Growth-Income Fund	10
	JNL/American Funds International Fund	13
	JNL/American Funds New World Fund	16
	JNL Institutional Alt 20 Fund	19
	JNL Institutional Alt 35 Fund	21
	JNL Institutional Alt 50 Fund	23
	JNL Institutional Alt 65 Fund	25
	JNL/AIM Global Real Estate Fund	27
	JNL/AIM International Growth Fund	29
	JNL/AIM Large Cap Growth Fund	31
	JNL/AIM Small Cap Growth Fund	33
	JNL/Capital Guardian Global Balanced Fund	35
	JNL/Capital Guardian Global Diversified Research Fund	38
	JNL/Capital Guardian U.S. Growth Equity Fund	40
	JNL/Credit Suisse Commodity Securities Fund	42
	JNL/Credit Suisse Long/Short Fund	45
	JNL/Eagle Core Equity Fund	47
	JNL/Eagle SmallCap Equity Fund	49
	JNL/Franklin Templeton Founding Strategy Fund	51
	JNL/Franklin Templeton Global Growth Fund	53
	JNL/Franklin Templeton Income Fund	55
	JNL/Franklin Templeton International Small Cap Growth Fund	57
	JNL/Franklin Templeton Mutual Shares Fund	59
	JNL/Franklin Templeton Small Cap Value Fund	61
	JNL/Goldman Sachs Core Plus Bond Fund	63
	JNL/Goldman Sachs Emerging Markets Fund	65
	JNL/Goldman Sachs Mid Cap Value Fund	67
	JNL/Ivy Asset Strategy Fund	69
	JNL/JPMorgan International Value Fund	71
	JNL/JPMorgan MidCap Growth Fund	73
	JNL/JPMorgan U.S. Government & Quality Bond Fund	75
	JNL/Lazard Emerging Markets Fund	77
	JNL/Lazard Mid Cap Equity Fund	79
	JNL/M&G Global Basics Fund	81
	JNL/M&G Global Leaders Fund	83
	JNL/Mellon Capital Management European 30 Fund	85
	JNL/Mellon Capital Management Pacific Rim 30 Fund	87
	JNL/Mellon Capital Management S&P 500 Index Fund	89
	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	91
	JNL/Mellon Capital Management Small Cap Index Fund	93
	JNL/Mellon Capital Management International Index Fund	95
	JNL/Mellon Capital Management Bond Index Fund	97
	JNL/Mellon Capital Management Global Alpha Fund	99
	JNL/Oppenheimer Global Growth Fund	101
	JNL/PAM Asia ex-Japan Fund	103
	JNL/PAM China-India Fund	105
	JNL/PIMCO Real Return Fund	107
	JNL/PIMCO Total Return Bond Fund	110
	JNL/PPM America High Yield Bond Fund	113
	JNL/PPM America Mid Cap Value Fund	115
	JNL/PPM America Small Cap Value Fund	117
	JNL/PPM America Value Equity Fund	119
	JNL/Red Rocks Listed Private Equity Fund	121
	JNL/Select Balanced Fund	123
	JNL/Select Money Market Fund	125
	JNL/Select Value Fund	127
	JNL/T. Rowe Price Established Growth Fund	129
	JNL/T. Rowe Price Mid-Cap Growth Fund	131
	JNL/T. Rowe Price Short-Term Bond Fund	133
	JNL/T. Rowe Price Value Fund	135
	JNL/S&P Competitive Advantage Fund	137
	JNL/S&P Dividend Income & Growth Fund	139
	JNL/S&P Intrinsic Value Fund	141
	JNL/S&P Total Yield Fund	143
	JNL/S&P 4 Fund	145
	JNL/S&P Managed Conservative Fund	147
	JNL/S&P Managed Moderate Fund	149
	JNL/S&P Managed Moderate Growth Fund	151
	JNL/S&P Managed Growth Fund	153
	JNL/S&P Managed Aggressive Growth Fund	155
	JNL/S&P Disciplined Moderate Fund	157
	JNL/S&P Disciplined Moderate Growth Fund	159
	JNL/S&P Disciplined Growth Fund	161

II.	Information About Purchasing the Funds	163

	Purchase and Sale of Shares, Tax Information, and Payments to Financial Intermediaries

III.	Additional Information About Each Fund	164

	Investment Objectives, Principal Investment Strategies, Related Risks, and Management

	JNL/American Funds Blue Chip Income and Growth Fund	164
	JNL/American Funds Global Bond Fund	168
	JNL/American Funds Global Small Capitalization Fund	172
	JNL/American Funds Growth-Income Fund	176
	JNL/American Funds International Fund	180
	JNL/American Funds New World Fund	184
	JNL Institutional Alt 20 Fund	189
	JNL Institutional Alt 35 Fund	192
	JNL Institutional Alt 50 Fund	195
	JNL Institutional Alt 65 Fund	198
	JNL/AIM Global Real Estate Fund	201
	JNL/AIM International Growth Fund	204
	JNL/AIM Large Cap Growth Fund	206
	JNL/AIM Small Cap Growth Fund	208
	JNL/Capital Guardian Global Balanced Fund	210
	JNL/Capital Guardian Global Diversified Research Fund	214
	JNL/Capital Guardian U.S. Growth Equity Fund	216
	JNL/Credit Suisse Commodity Securities Fund	218
	JNL/Credit Suisse Long/Short Fund	221
	JNL/Eagle Core Equity Fund	224
	JNL/Eagle SmallCap Equity Fund	226
	JNL/Franklin Templeton Founding Strategy Fund	228
	JNL/Franklin Templeton Global Growth Fund	230
	JNL/Franklin Templeton Income Fund	233
	JNL/Franklin Templeton International Small Cap Growth Fund	235
	JNL/Franklin Templeton Mutual Shares Fund	237
	JNL/Franklin Templeton Small Cap Value Fund	240
	JNL/Goldman Sachs Core Plus Bond Fund	242
	JNL/Goldman Sachs Emerging Markets Fund	244
	JNL/Goldman Sachs Mid Cap Value Fund	247
	JNL/Ivy Asset Strategy Fund	250
	JNL/JPMorgan International Value Fund	254
	JNL/JPMorgan MidCap Growth Fund	256
	JNL/JPMorgan U.S. Government & Quality Bond Fund	258
	JNL/Lazard Emerging Markets Fund	260
	JNL/Lazard Mid Cap Equity Fund	262
	JNL/M&G Global Basics Fund	264
	JNL/M&G Global Leaders Fund	266
	JNL/Mellon Capital Management European 30 Fund	268
	JNL/Mellon Capital Management Pacific Rim 30 Fund	271
	JNL/Mellon Capital Management S&P 500 Index Fund	274
	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	276
	JNL/Mellon Capital Management Small Cap Index Fund	278
	JNL/Mellon Capital Management International Index Fund	280
	JNL/Mellon Capital Management Bond Index Fund	282
	JNL/Mellon Capital Management Global Alpha Fund	284
	JNL/Oppenheimer Global Growth Fund	287
	JNL/PAM Asia ex-Japan Fund	289
	JNL/PAM China-India Fund	291
	JNL/PIMCO Real Return Fund	293
	JNL/PIMCO Total Return Bond Fund	296
	JNL/PPM America High Yield Bond Fund	298
	JNL/PPM America Mid Cap Value Fund	301
	JNL/PPM America Small Cap Value Fund	303
	JNL/PPM America Value Equity Fund	305
	JNL/Red Rocks Listed Private Equity Fund	307
	JNL/Select Balanced Fund	309
	JNL/Select Money Market Fund	311
	JNL/Select Value Fund	313
	JNL/T. Rowe Price Established Growth Fund	315
	JNL/T. Rowe Price Mid-Cap Growth Fund	317
	JNL/T. Rowe Price Short-Term Bond Fund	319
	JNL/T. Rowe Price Value Fund	321
	JNL/S&P Competitive Advantage Fund	323
	JNL/S&P Dividend Income & Growth Fund	326
	JNL/S&P Intrinsic Value Fund	329
	JNL/S&P Total Yield Fund	332
	Summary of Main Risk Characteristics of JNL/S&P Funds	335
	JNL/S&P 4 Fund	338
	JNL/S&P Managed Conservative Fund	340
	JNL/S&P Managed Moderate Fund	343
	JNL/S&P Managed Moderate Growth Fund	346
	JNL/S&P Managed Growth Fund	349
	JNL/S&P Managed Aggressive Growth Fund	352
	JNL/S&P Disciplined Moderate Fund	355
	JNL/S&P Disciplined Moderate Growth Fund	358
	JNL/S&P Disciplined Growth Fund	361

IV.	Description of Master/Feeder Structure for Certain Funds of the Trust	364

V.	More About the Funds	365

VI.	Glossary of Risks	369

VII.	Management of the Trust	376

Management Of The Trust; Investment Adviser; Management Fee; Sub-Advisory Arrangements; Administrative Fee, Classes Of Shares; Distribution Plan; The Distributor; Investment In Trust Shares; “Market Timing” Policy; Disclosure Of Portfolio Securities; Share Redemption; and Tax Status.

VIII.	Financial Highlights	388

	The Financial Highlights Tables Will Help You Understand A Fund’s Financial Performance For The Past Five Years, Or For The Life Of The Fund, If Shorter.

IX.	Appendix A	A-1

Summary Overview Of Each Fund

Summary Prospectus May 1, 2010

JNL/American Funds Blue Chip Income and Growth Fund
Class A

The shares of the JNL/American Funds Blue Chip Income and Growth Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds Blue Chip Income and Growth Fund seeks both income and capital appreciation through exclusive investment in the shares of the Blue Chip Income and Growth Fund (“Master Blue Chip Income and Growth Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.28%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.02%
Total Annual Fund Operating Expenses	1.55%
Less waiver/reimbursement2	0.45%
Total Annual Net Expenses	1.10%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.45%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Feeder Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$112	$445

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master Blue Chip Income and Growth Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 -12/31/2009	22%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund is designed for investors seeking both income and capital appreciation.

The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above.

The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.

The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Feeder Fund’s shares will change, and you could lose money by investing in the Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Income risk – Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Blue Chip Income and Growth Fund Annual Total Returns as of December 31

-22.93%	31.24%	9.94%	7.57%	17.73%	2.25%	-36.30%	28.18%
2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 17.18%; Worst Quarter (ended 12/31/2008): -21.19%

Master Blue Chip Income and Growth Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	Life of Fund (July 5, 2001)
Class 1	28.18%	1.12%	1.28%
S&P 500 Index	26.46%	0.42%	0.87%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 165 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management CompanySM (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
James K. Dunton	2001	Senior Vice President, Capital Research Global InvestorsSM (“CRGI”)
C. Ross Sappenfield	2001	Senior Vice President, CRGI
Christopher D. Buchbinder	2007	Senior Vice President, CRGI
James B. Lovelace	2007	Senior Vice President, CRGI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/American Funds Global Bond Fund
Class A

The shares of the JNL/American Funds Global Bond Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds Global Bond Fund seeks a high level of total return through exclusive investment in the shares of the Global Bond Fund (“Master Global Bond Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.41%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.04%
Total Annual Fund Operating Expenses	1.70%
Less waiver/reimbursement2	0.55%
Total Annual Net Expenses	1.15%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.55%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$117	$482

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master Global Bond Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	86%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Global Bond Fund.

The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world.

The Master Fund seeks to provide you, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in bonds.  The Master Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars.  The Master Fund may invest substantially in securities of issuers domiciled outside the U.S., including issuers domiciled in developing countries.  Normally, the Master Fund’s debt obligations will consist substantially of investment-grade bond (rated Baa3 or better or BBB- or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser).. The Master Fund may also invest in lower quality, higher yielding debt securities.  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the Master Fund intends to limit its investments in the securities of any single issuer.

An investment in the Master Fund is subject to risks, including the possibility that the value of the Master Fund’s portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Feeder Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
High-yield bonds, lower-rated bond, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Global Bond Fund Annual Total Returns as of December 31

9.54%	3.60%	10.04%
2007	2008	2009

Best Quarter (ended 9/30/2009): 7.22%; Worst Quarter (ended 9/30/2008): -4.19%

Master Global Bond Fund Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 4, 2006
Class 1	10.04%	7.92%
Barclays Capital Global Aggregate Index	6.93%	7.10%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 169 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark H. Dalzell	2006	Senior Vice President, CRMC
Thomas H. Hogh	2006	Senior Vice President, CRMC
James R. Mulally	2008	Senior Vice President, CRMC

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/American Funds Global Small Capitalization Fund
Class A

The shares of the JNL/American Funds Global Small Capitalization Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds Global Small Capitalization Fund seeks growth of capital over time through exclusive investment in the shares of the Global Small Capitalization Fund (“Master Global Small Capitalization Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.62%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.05%
Total Annual Fund Operating Expenses	1.92%
Less waiver/reimbursement2	0.60%
Total Annual Net Expenses	1.32%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.60%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Feeder Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$134	$545

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master Global Small Capitalization Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	55%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Global Small Capitalization Fund.  Normally, the Master Global Small Capitalization Fund invests at least 80% of its net assets in stocks and other equity-type securities of smaller companies located around the world.  The Master Global Small Capitalization Fund currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less.

The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks.  Investors in the Master Global Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Feeder Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Global Small Capitalization Fund Annual Total Returns as of December 31

-16.33%	-12.63%	-18.83%	53.92%	21.13%	25.66%	24.35%	21.73%	-53.39%	61.63%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 29.27%; Worst Quarter (ended 12/31/2008): -31.20%

Master Global Small Capitalization Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	10 years
Class 1	61.63%	7.46%	4.72%
S&P Global <$3 Billion Index	50.67%	5.43%	7.36%
MSCI All Country World Small Cap Index	51.30%	5.24%	6.10%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 173 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Gordon Crawford	1998	Senior Vice President, CRGI
Mark E. Denning	1988	Senior Vice President, CRGI
J. Blair Frank	2003	Senior Vice President, CRGI
Harold H. La	2008	Senior Vice President, CRGI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/American Funds Growth-Income Fund
Class A

The shares of the JNL/American Funds Growth-Income Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds Growth-Income Fund seeks capital appreciation and income through exclusive investment in the shares of the Growth-Income Fund (“Master Growth-Income Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.02%
Total Annual Fund Operating Expenses	1.40%
Less waiver/reimbursement2	0.40%
Total Annual Net Expenses	1.00%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.40%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Feeder Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$102	$404

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master Growth-Income Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	24%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Growth-Income Fund.  The Master Growth-Income Fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Normally, the Master Growth-Income Fund invests up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard & Poor’s 500 Composite Index.

The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Feeder Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Income risk – Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Growth-Income Fund Annual Total Returns as of December 31

8.24%	2.78%	-18.15%	32.76%	10.66%	6.08%	15.51%	5.32%	-37.68%	31.54%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 16.97%; Worst Quarter (ended 12/31/2008): -21.91%

Master Growth-Income Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	10 years
Class 1	31.54%	1.13%	3.54%
S&P 500 Index	26.46%	0.42%	-0.95%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 177 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
James K. Dunton	1984	Senior Vice President, CRGI
J. Blair Frank	2006	Senior Vice President, CRGI
Claudia P. Huntington	1994	Senior Vice President, CRGI
Donald D. O’Neal	2005	Senior Vice President, CRGI
C. Ross Sappenfield	1999	Senior Vice President, CRGI
Dylan J. Yolles	2005	Senior Vice President, CRGI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/American Funds International Fund
Class A

The shares of the JNL/American Funds International Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds International Fund seeks capital appreciation through exclusive investment in the shares of the International Fund (“Master International Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.05%
Total Annual Fund Operating Expenses	1.80%
Less waiver/reimbursement2	0.55%
Total Annual Net Expenses	1.25%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.55%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$127	$513

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master International Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	46%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master International Fund.  The Master International Fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States.  The Master Fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.

The Master Fund is designed for investors seeking capital appreciation through stocks.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Feeder Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master International Fund Annual Total Returns as of December 31

-21.85%	-19.73%	-14.58%	35.12%	19.66%	21.75%	19.33%	20.30%	-42.01%	43.50%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.52%; Worst Quarter (ended 12/31/2008): -20.81%

Master International Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	10 years
Class 1	43.50%	7.78%	2.34%
MSCI All Country World ex-USA Index	42.14%	6.30%	3.12%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 181 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Sung Lee	2006	Senior Vice President, CRGI
Jesper Lyckeus	2007	Senior Vice President, CRGI
Christopher M. Thomsen	2006	Senior Vice President, CRGI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/American Funds New World Fund
Class A

The shares of the JNL/American Funds New World Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The JNL/American Funds New World Fund seeks capital appreciation through exclusive investment in the shares of the New World Fund (“Master New World Fund” or “Master Fund”), a series of the American Funds Insurance Series.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Feeder Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management/Administrative Fee	1.97%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses*	0.06%
Total Annual Fund Operating Expenses	2.28%
Less waiver/reimbursement2	0.80%
Total Annual Net Expenses	1.48%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	The fee table and the example reflect the expenses of both the Feeder Fund and the Master Fund.
2
JNAM has entered into a contractual agreement with the Feeder Fund under which it will waive a portion (currently 0.80%) of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Feeder Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$151	$636

(1) The example reflects the aggregate expenses of both the Feeder Fund and the Master New World Fund.

Portfolio Turnover (% of average value of portfolio).  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Master Fund
1/1/2009 – 12/31/2009	25%

Principal Investment Strategies.  The Feeder Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master New World Fund.  The Master Fund is designed for investors seeking capital appreciation.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The Master Fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets.  The Master Fund may also invest in debt securities of issuers, including issuers of lower-rated bonds (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser), with exposure to these countries.  Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”  Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.  In determining whether a country is qualified, the Master Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.

In addition, the Master Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds (sometimes referred to as “junk bonds”) and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.  The Master Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Principal Risks of Investing in the Fund.  An investment in the Feeder Fund is not guaranteed.  As with any mutual fund, the value of the Feeder Fund’s shares will change, and you could lose money by investing in the Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•	Currency risk – The value of the Master Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Master Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Performance.  The Feeder Fund will commence investment operations on or about the date of this prospectus.  Therefore, performance information has not been presented for the Feeder Fund.

Performance for the Feeder Fund will be available in the prospectus in the future.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master New World Fund Annual Total Returns as of December 31

-12.43%	-3.99%	-5.45%	39.56%	19.07%	21.10%	32.88%	32.53%	-42.20%	49.95%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.00%; Worst Quarter (ended 12/31/2008): -22.22%

Master New World Fund Average Annual Total Returns as of December 31, 2009
	1 year	5 years	10 years
Class 1	49.95%	13.07%	9.34%
MSCI All Country World Index	35.41%	3.64%	0.89%

Management.

Investment Adviser to the Feeder Fund:
Jackson National Asset Management, LLC

Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 186 for more information regarding management of the Feeder Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company (“CRMC”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
David C. Barclay	1999	Senior Vice President, CRMC
Carl M. Kawaja	1999	Fixed Income Senior Vice President, CWI
Robert W. Lovelace	1999	Senior Vice President, CWI

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL Institutional Alt 20 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL Institutional Alt 20 Fund is long-term growth of capital and income through investment in other funds.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.81%
Total Annual Fund Operating Expenses	1.01%

* Because the Fund invests in the Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the anticipated initial allocations to the Underlying Funds. Actual amounts may be higher or lower than these shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$103	$322	$558	$1,236

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period
4/6/2009 – 12/31/2009	3%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.  See Underlying Funds and Traditional Asset Classes and Underlying Funds and Non-Traditional Asset Classes at page 189.

Traditional Asset Classes

U.S. Equity	International	Fixed Income
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	U.S. Investment Grade Index

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities Natural Resources	U.S. High Yield Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Absolute Return Global Tactical Asset Allocation (“GTAA”)

Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 25% to 35% in fixed income securities, 30% to 40% in U.S. equity securities, and 5% to 15% in international securities. Under normal conditions, the Fund allocates approximately 20% of its assets to Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Performance of a Fund will vary from year to year.  The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	2009	Vice President and Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL Institutional Alt 35 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL Institutional Alt 35 Fund is long-term growth of capital and income through investment in other funds.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.95%
Total Annual Fund Operating Expenses	1.15%

* Because the Fund invests in the Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the anticipated initial allocations to the Underlying Funds. Actual amounts may be higher or lower than these shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$117	$365	$633	$1,398

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period
4/6/2009 – 12/31/2009	6%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.  See Underlying Funds and Traditional Asset Classes and Underlying Funds and Non-Traditional Asset Classes at page 192.

Traditional Asset Classes

U.S. Equity	International	Fixed Income
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	U.S. Investment Grade Index

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities Natural Resources	U.S. High Yield Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Absolute Return Global Tactical Asset Allocation (“GTAA”)

Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 20% to 30% in fixed income securities, 25% to 35% in U.S. equity securities, and 5% to 15% in international securities.  Under normal conditions, the Fund allocates approximately 35% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	2009	Vice President and Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL Institutional Alt 50 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL Institutional Alt 50 Fund is long-term growth of capital and income through investment in other funds.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	1.10%
Total Annual Fund Operating Expenses	1.30%

** Because the Fund invests in the Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the anticipated initial allocations to the Underlying Funds. Actual amounts may be higher or lower than these shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$132	$412	$713	$1,568

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period
4/6/2009 – 12/31/2009	13%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.  See Underlying Funds and Traditional Asset Classes and Underlying Funds and Non-Traditional Asset Classes at page 195.

Traditional Asset Classes

U.S. Equity	International	Fixed Income
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	U.S. Investment Grade Index
Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities Natural Resources	U.S. High Yield Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Absolute Return Global Tactical Asset Allocation (“GTAA”)

Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 15% to 25% in fixed income securities, 20% to 30% in U.S. equity securities, and 0% to 10% in international securities. Under normal conditions, the Fund allocates approximately 50% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underyling Fund that invests in non-tradtional asset classes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	2009	Vice President and Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL Institutional Alt 65 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL Institutional Alt 65 Fund is long-term growth of capital and income through investment in other funds.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	1.23%
Total Annual Fund Operating Expenses	1.43%

** Because the Fund invests in the Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the anticipated initial allocations to the Underlying Funds. Actual amounts may be higher or lower than these shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$146	$452	$782	$1,713

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period
4/6/2009 – 12/31/2009	24%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.  See Underlying Funds and Traditional Asset Classes and Underlying Funds and Non-Traditional Asset Classes at page 198.

Traditional Asset Classes

U.S. Equity	International	Fixed Income
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	U.S. Investment Grade Index

Non-Traditional Asset Classes

Real Estate	Real Return	Fixed Income
Global Real Estate	Inflation-Index Securities Natural Resources	U.S. High Yield Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Absolute Return Global Tactical Asset Allocation (“GTAA”)

Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 10% in fixed income securities, 15% to 25% in U.S. equity securities, and 0% to 10% in international securities.  Under normal conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-tradtional asset classes.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Steven B. Young	2009	Vice President and Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/AIM Global Real Estate Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Global Real Estate Fund is high total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.86%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.08%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$110	$343	$595	$1,317

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	65%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets   in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.  These companies include real estate investment trusts (“REITs”) or other real estate operating companies.

Investment in equity and debt securities of companies unrelated to the real estate industry are generally limited to securities that the portfolio managers believe are undervalued and have potential for growth of capital.  The Fund may purchase debt securities including U.S. Treasury and agency bonds and notes.  It may also invest up to 10% in non-investment grade debt securities (commonly known as “junk-bonds”).

The Fund also may engage in short sales of securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Real estate investment risk – An investment in the Fund will be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Short sales risk – Short sales could result in loses greater than the actual cost of the investment. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

36.38%	-15.01%	-35.71%	32.53%
2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 30.59%; Worst Quarter (ended 12/31/08): -35.39%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 2, 2005)
JNL/AIM Global Real Estate Fund (Class A)	32.53%	3.15%
FTSE EPRA/NAREIT Developed Real Estate Index	38.26%	2.57%

Portfolio Management
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)
Sub-Sub-Adviser:
Invesco Asset Management Ltd.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Joe Rodriguez, Jr.	2005	Lead Portfolio Manager
Mark Blackburn	2005	Portfolio Manager
James Trowbridge	2005	Portfolio Manager
Ping-Ying Wang	2006	Portfolio Manager
Paul Curbo	2007	Portfolio Manager
James Cowen	2008	Portfolio Manager
Darin Turner	2010	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/AIM International Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM International Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.06%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	27%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in a diversified portfolio of reasonably priced, quality international equity securities.  The Fund focuses its investments in marketable equity securities of foreign companies and will normally invest in the securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

At the present time, the Fund’s portfolio managers intend to invest no more than 20% of the Fund’s total assets in companies located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

The Fund may also purchase derivative securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-13.99%	-20.29%	-20.58%	28.53%	16.34%	10.69%	22.67%	9.70%	-40.94%	36.99%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 19.01%; Worst Quarter (ended 9/30/2002): -22.59%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/AIM International Growth Fund (Class A)	36.99%	3.80%	-0.19%
MSCI EAFE Growth Index	29.36%	3.65%	-1.31%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Clas Olsson	2007	Lead Portfolio Manager
Barrett Sides	2007	Lead Portfolio Manager
Shuxin Cao	2007	Senior Portfolio Manager
Matthew Dennis	2007	Portfolio Manager
Jason Holzer	2007	Senior Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/AIM Large Cap Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.98%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$100	$312	$542	$1,201

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	57%

Principal Investment Strategies. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies.  The Fund’s investments may include other securities, such as synthetic instruments.  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

The Fund may also invest up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-25.47%	30.02%	9.99%	7.23%	7.86%	15.75%	-37.66%	24.29%
2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 12.96%; Worst Quarter (ended 12/31/08): -19.35%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 29, 2001)
JNL/AIM Large Cap Growth Fund (Class A)	24.29%	0.73%	2.39%
Russell 1000 Growth Index	37.21%	1.63%	1.84%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Geoffrey Keeling	2001	Senior Portfolio Manager
Robert Shoss	2001	Senior Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/AIM Small Cap Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.17%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$119	$372	$644	$1,420

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	33%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.  The Fund’s investments may include other securities, such as synthetic and derivative instruments.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-27.32%	38.43%	6.86%	8.42%	14.49%	11.37%	-39.73%	34.80%
2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 21.01%; Worst Quarter (ended 12/31/08): -27.68%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 29, 2001)
JNL/AIM Small Cap Growth Fund (Class A)	34.80%	2.35%	4.21%
Russell 2000 Growth Index	34.47%	0.87%	4.35%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Juliet Ellis	2004	Senior Portfolio Manager & Chief Investment Officer
Juan Hartsfield	2004	Portfolio Manager
Clay Manley	2008	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Capital Guardian Global Balanced Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.02%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	78%

Principal Investment Strategies. The Fund seeks to meet its objective through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a blend of 65% equities and 35% fixed-income, but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed-income securities.

The Fund may also invest in debt securities of developing country (emerging market) issuers.

Consistent with the Fund’s objective the Fund may purchase derivative securities from time to time.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Deriviatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The Global Balanced Hybrid Composite is a hypothetical representation of the performance of the Fund’s general investment categories using a weighting of 65% equities and 35% bonds.  The following indexes are used to calculate the composite index: the MSCI All Country World Index, 65% and the Barclays Capital Global Aggregate Bond Index, 35%.

To create a more representative return comparison, 65% of the Fund’s return is benchmarked to the MSCI All Country World Index and the remaining 35% is benchmarked to the Barclays Capital Global Aggregate Bond Index.

Annual Total Returns as of December 31

Class A

-4.49%	-6.57%	13.73%	9.42%	10.09%	10.79%	7.96%	-28.29%	22.48%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 13.30%; Worst Quarter (ended 12/31/08): -13.78%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (May 1, 2000)
JNL/Capital Guardian Global Balanced Fund (Class A)	22.48%	2.95%	2.41%
MSCI All Country World Index	34.63%	3.10%	0.74%
Barclays Capital Global Aggregate Bond Index	6.93%	4.55%	7.01%
Global Balanced Hybrid Composite	24.71%	3.96%	3.18%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark A. Brett	2007	Director and Senior Vice President of Capital International Limited
Michael Cohen	2009	Director and Senior Vice President for Capital International Limited
Mark H. Dalzell	2007	Vice President for Capital International Limited
David I. Fisher	2007	Chairman of the Board
Laurentius Harrer	2007	Senior Vice President
Nancy J. Kyle	2007	Vice Chair of the Board
Robert H. Neithart	2007	Director and Senior Vice President
Wesley K.-S. Phoa	2008	Senior Vice President of Capital International Research
Lionel M. Sauvage	2007	Senior Vice President
Alan J. Wilson	2007	Director and Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Capital Guardian Global Diversified Research Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Diversified Research Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.88%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.10%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$112	$350	$606	$1,340

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	85%

Principal Investment Strategies. The Fund seeks to meet its objective by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

The Fund may also invest in equity securities of developing country emerging market issuers.

Consistent with the Fund’s objective the Fund may purchase derivative securities from time to time.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-18.28%	-23.50%	-27.12%	23.97%	11.36%	1.91%	13.31%	20.65%	-42.52%	38.32%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.25%; Worst Quarter (ended 12/31/08): -24.89%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Capital Guardian Global Diversified Research Fund (Class A)	38.32%	2.07%	-3.55%
MSCI All Country World Index	34.63%	3.10%	0.42%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
G. Ernest Nutter	2009	Vice President of Capital International Research, Inc.

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Capital Guardian U.S. Growth Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian U.S. Growth Equity Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.99%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$101	$315	$547	$1,213

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	55%

Principal Investment Strategies. The Fund seeks to meet its objective by investing at least 80% of its assets in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S., (including American Depositary Receipts (“ADRs”), and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-20.97%	-30.18%	-29.76%	35.46%	11.67%	4.67%	4.60%	9.73%	-40.92%	34.91%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 17.92%; Worst Quarter (ended 12/31/08): -27.62%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Capital Guardian U.S. Growth Equity Fund (Class A)	34.91%	-0.86%	-5.61%
Russell 1000® Growth Index	37.21%	1.63%	-3.99%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Todd S. James	2007	Director and Senior Vice President
Eric H. Stern	2007	Director and Senior Vice President
Alan J. Wilson	2007	Director and Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit Suisse Global Natural Resources Fund)
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Credit Suisse Commodity Securties Fund is long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.05%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$107	$334	$579	$1,283

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	108%

Principal Investment Strategies. The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.  The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities.  To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals.  To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities.  These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options.  The Fund may hold a portion of its portfolio in fixed-income securities.  The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio.  One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the “Natural Resources Portfolio.”  The other portfolio will focus on investments in commodity instruments; the “Commodities Portfolio.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Returns shown for the period prior to June 15, 2009 reflect the results achieved by the Fund’s previous investment strategy.

The S&P 500 Index is the Standard & Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

Effective May 7, 2009, UBS AG acquired the Dow Jones-AIG Commodity (Total Return) Index and renamed it Dow Jones-UBS Commodity Index.  The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (“LME”).

The MSCI World Composite Index is an index of indices with similar objectives as the Natural Resources Portfolio’s general investment categories. The following indexes are used to calculate the composite index: the MSCI Metals & Mining Index, 50%, MSCI Oil & Gas Index, 25%, MSCI Paper & Forest Index, 15%, and the MSCI Chemicals Index, 10%.

MSCI Metals & Mining Index is a global industry index for the metals and mining industry.

MSCI Oil & Gas Index is a global industry index for the oil and gas industry.

MSCI Paper & Forest Index is a global industry index for the paper and forest industry.

MSCI Chemicals Index is a global industry index for the chemicals industry.

Effective October 5, 2009, for consistency with the Fund’s strategy change, the Fund replaced the S&P 500 Index with the Dow Jones-UBS Commodity Index as its benchmark.

Annual Total Returns as of December 31

Class A

-51.30%	50.17%
2008	2009

Best Quarter (ended 6/30/2009): 21.22%; Worst Quarter (ended 9/30/2008): -35.60%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Credit Suisse Commodity Securities Fund (Class A)	50.17%	0.56%
S&P 500 Index	26.46%	-6.03%
Dow Jones-UBS Commodity Index	18.91%	-2.31%
MSCI World Composite Index	52.10%	1.06%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Credit Suisse Asset Management, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Jordan Low, CFA	2009	Director
Christopher Burton, CFA	2009	Director
Andrew B. Karsh	2009	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Credit Suisse Long/Short Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Credit Suisse Long/Short Fund is total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses*	0.39%
Acquired Fund Fees and Expenses**	0.01%
Total Annual Fund Operating Expenses	1.55%

* Other expenses are based on amounts incurred during the period ended December 31, 2009. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period were 0.29% and 0.08%, respectively.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
** Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$158	$490	$845	$1,845

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	909%

Principal Investment Strategies. The Fund’s principal investment strategy is to employ a proprietary, quantitative multi-factor model to select an equity portfolio with long-run average total returns greater than the benchmark Standard & Poor’s (“S&P”) 500 Index and with investment risk similar to the S&P 500 Index.  The investment strategy is quantitative in nature; the portfolio managers’ discretion is used to determine the selection and importance of factors in the multi-factor stock selection model.  The Fund’s active quantitative equity management strategy allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.  The strategy employed by this Fund is a natural expansion of enhanced indexing and long/short strategies, referred to as the U.S. Equity – Short Extension Strategy.  This strategy offers the portfolio management team increased flexibility to express their views on certain equities while maintaining—to a large degree—the S&P 500 Index’s risk factors, such as sector and industry exposures.

The Sub-Adviser generally employs complementary long and short stock positions around within the framework of full market exposure to the S&P 500 Index.  Long positions are typically held at up to 140% of the underlying stock portfolio, and the standards short limitation is relaxed to allow short positions of up to 40% of the underlying stock portfolio. The portfolio, including the net short positions, therefore, maintains an expected beta of one (1.0) in relation to the S&P 500 Index while seeking to achieve better performance through this technique, in the long-run, than the S&P 500 Index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Short sales risk – Short sales could result in loses greater than the actual cost of the investment. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•	Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, there is direct exposure to its risks.
•
Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-37.68%	24.86%
2008	2009

Best Quarter (ended 6/30/2009): 16.48%; Worst Quarter (ended 12/31/08): -21.56%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Credit Suisse Long/Short Fund (Class A)	24.86%	-5.57%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Credit Suisse Asset Management, LLC

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Jordan Low, CFA	2007	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Eagle Core Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Eagle Core Equity Fund is long-term growth through capital appreciation, and secondarily, current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.03%
Total Annual Fund Operating Expenses	0.99%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$101	$315	$547	$1,213

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	36%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $5 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate and long-term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

0.28%	-9.83%	-20.53%	24.54%	6.32%	3.37%	12.35%	0.59%	-39.04%	33.83%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 20.60%; Worst Quarter (ended 12/31/08): -24.10%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (September 16, 1996)
JNL/Eagle Core Equity Fund (Class A)	33.83%	-0.96%	-0.97%
S&P 500 Index	26.46%	0.42%	-0.95%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Eagle Asset Management, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard Skeppstrom	2001	Managing Director
John Jordan III	2001	Vice President
Craig Dauer	2001	Vice President
Robert Marshall	2001	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Eagle SmallCap Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.03%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$105	$328	$569	$1,259

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	67%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-13.25%	11.00%	-22.77%	39.97%	18.80%	2.52%	20.03%	12.14%	-38.34%	35.52%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2001): 24.69%; Worst Quarter (ended 12/31/08): -28.90%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (September 16, 1996)
JNL/Eagle SmallCap Equity Fund (Class A)	35.52%	2.89%	3.61%
Russell 2000 Growth Index	34.47%	0.87%	-1.37%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Eagle Asset Management, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Bert L. Boksen	1996	Senior Vice President, Managing Director & Portfolio Manager
Eric Mintz	2008	Assistant Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Founding Strategy Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Founding Strategy Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.05%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	1.07%
Total Annual Fund Operating Expenses	1.13%

* Because the Fund invests in the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Global Growth Fund, and the JNL/Franklin Templeton Mutual Shares Fund, the Fund indirectly bears its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the allocations to the Underlying Funds during the period ended December 31, 2009.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$115	$359	$622	$1,375

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	5%

Principal Investment Strategies. The Fund seeks to achieve its objective by making allocations (approximately 33 1/3%) of its assets and cash flows among the following three Underlying Funds:

•	JNL/Franklin Templeton Income Fund;
•	JNL/Franklin Templeton Global Growth Fund; and
•	JNL/Franklin Templeton Mutual Shares Fund.

These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

The investment policies of the Underlying Funds are described elsewhere in this Prospectus.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-36.13%	30.13%
2008	2009

Best Quarter (ended 6/30/2009): 17.96%; Worst Quarter (ended 12/31/08): -18.94%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Franklin Templeton Founding Strategy Fund (Class A)	30.13%	-5.78%
S&P 500 Index	26.46%	-6.03%
MSCI World Index	29.99%	-5.86%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Daniel W. Koors	2007	Senior Vice President & Chief Financial Officer
Lynn M. Mouser	2008	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Global Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Global Growth Fund is long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.89%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.11%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$113	$353	$612	$1,352

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	5%

Principal Investment Strategies. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

Depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Fund may use derivative strategies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-40.72%	31.06%
2008	2009

Best Quarter (ended 6/30/2009): 19.70%; Worst Quarter (ended 12/31/08): -21.36%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Franklin Templeton Global Growth Fund (Class A)	31.06%	-7.99%
MSCI World Index	29.99%	-5.86%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Templeton Global Advisors Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Cindy L. Sweeting, CFA	2007	President
Tucker Scott, CFA	2007	Executive Vice President
Lisa F. Myers, CFA	2007	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Income Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Income Fund is to maximize income while maintaining prospects for capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.02%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	39%

Principal Investment Strategies. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.  In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, healthcare and telecommunications.

The Fund may invest up to 25% of its assets in foreign securities, either directly or through depositary receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”).  As of September 30, 2009, approximately 55.2% of the Fund’s net assets were invested in lower-rated and comparable quality unrated debt securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

1.85%	-39.74%	32.92%
2007	2008	2009

Best Quarter (ended 6/30/2009): 17.16%; Worst Quarter (ended 9/30/2008): -14.65%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 1, 2006)
JNL/Franklin Templeton Income Fund (Class A)	32.92%	1.19%
S&P 500 Index	26.46%	-2.20%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.45%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisers, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward D. Perks, CFA	2006	Vice President
Charles B. Johnson	2006	Chairman of the Board

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton International Small Cap Growth Fund
(formerly, JNL/Capital Guardian International Small Cap Fund)
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton International Small Cap Growth Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	1.35%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$137	$428	$739	$1,624

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	46%

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion.

Smaller international companies are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding (i) $5 billion or the equivalent in local currencies, or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) EAFE Small Cap Index, whichever is greater, at the time of purchase.  The MSCI EAFE Small Cap Index is designed to measure the equity market small cap segment performance in the global developed markets, excluding the U.S. and Canada.

The Fund considers international companies to be those organized under the laws of a country outside of the United States or having a principal office in a country outside of the United States, or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the United States.  The Fund may invest in emerging market countries.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-54.00%	52.93%
2008	2009

Best Quarter (ended 6/30/2009): 32.48%; Worst Quarter (ended 12/31/08): -26.90%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/Franklin Templeton International Small Cap Growth Fund (Class A)	52.93%	-16.11%
MSCI EAFE Small Cap Index	46.78%	-12.87%
S&P Developed ex-U.S. (under $2 billion) Index	45.70%	-12.91%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Templeton Institutional, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edwin Lugo CFA	2010	Vice President
David Glazer CFA	2010	Research Analyst

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Mutual Shares Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Mutual Shares Fund is capital appreciation, which may occasionally be short-term, and secondarily, income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.06%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.13%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$115	$359	$622	$1,375

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	61%

Principal Investment Strategies. Under normal market conditions, the Fund invests mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion in smaller companies.

The Fund intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Risk arbitrage securities and distressed companies risk – Companies involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers and distressed companies present significant t risks that any restructuring may not be successful and become reduced in value or worthless.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-37.90%	26.74%
2008	2009

Best Quarter (ended 6/30/2009): 16.97%; Worst Quarter (ended 12/31/08): -21.63%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Franklin Templeton Mutual Shares Fund (Class A)	26.74%	-7.72%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Mutual Advisers, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Peter A. Langerman	2007	President and Chief Executive Officer
Deborah A. Turner, CFA	2007	Portfolio Manager
F. David Segal, CFA	2007	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Small Cap Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Small Cap Value Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.18%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$120	$375	$649	$1,432

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	2%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in investments of small capitalization companies.  The Sub-Adviser deems small capitalization companies are companies with market capitalizations (the market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.

The Fund invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation.  Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities.

In choosing investments that are undervalued, the Fund’s manager focuses on companies that have one or more of the following characteristics:

•	Stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales -- all relative to the market, a company’s industry or a company's earnings history
•	Recent sharp price declines but the potential for good long-term earnings prospects, in the manager’s opinion
•
Valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

The Fund may invest up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

17.71%	-6.14%	-33.23%	33.80%
2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 24.17%; Worst Quarter (ended 12/31/08): -29.32%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 2, 2005)
JNL/Franklin Templeton Small Cap Value Fund (Class A)	33.80%	1.84%
Russell 2500TM Value Index	27.68%	2.01%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisory Services, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William J. Lippman	2005	President
Bruce C. Baughman, CPA	2005	Senior Vice President
Margaret McGee	2005	Vice President
Donald G. Taylor	2005	Senior Vice President
Y. Dogan Sahin	2007	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Core Plus Bond Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The primary investment objective of the JNL/Goldman Sachs Core Plus Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.69%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	0.92%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$94	$293	$509	$1,131

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	430%

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market (including non-investment grade securities), emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.  The Fund may also use derivative strategies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub-Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

7.28%	6.71%	8.38%	13.53%	6.91%	2.62%	4.77%	6.91%	-5.17%	14.16%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 5.88%; Worst Quarter (ended 9/30/2008): -2.81%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Goldman Sachs Core Plus Bond Fund (Class A)	14.16%	4.47%	6.48%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.
Sub-Sub-Adviser:
Goldman Sachs Asset Management International

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael Swell	2007	Managing Director
James B. Clark	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Emerging Markets Debt Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Goldman Sachs Emerging Markets Debt Fund is a high level of total return consisting of income and capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.05%
Total Annual Fund Operating Expenses	1.16%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$118	$368	$638	$1,409

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	94%

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging market risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub-Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

23.06%
2009

Best Quarter (ended 6/30/2009): 12.46%; Worst Quarter (ended 3/31/2009): 0.41%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)	23.06%	15.12%
JPMorgan GBI EM Global Diversified Index	21.98%	18.73%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.
Sub-Sub-Adviser:
Goldman Sachs Asset Management International

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Samuel Finkelstein	2008	Managing Director
Richardo Penfold	2008	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Mid Cap Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Goldman Sachs Mid Cap Value Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.83%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.04%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	113%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.

If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

The Fund may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries.

The Fund may also invest in derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•	Investments in initial public offerings of securities (“IPO”s) – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

15.73%	2.80%	-36.09%	32.65%
2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 19.27%; Worst Quarter (ended 12/31/08): -23.79%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 2, 2005)
JNL/Goldman Sachs Mid Cap Value Fund (Class A)	32.65%	3.02%
Russell Midcap Value Index	34.21%	2.39%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Dolores Bamford	2005	Managing Director
Andrew Braun	2005	Managing Director
Scott Carroll	2005	Managing Director
Sean Gallagher	2005	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Ivy Asset Strategy Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	1.29%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$131	$409	$708	$1,556

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	16%

Principal Investment Strategies. The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

The Fund may invest up to 100% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Ivy Investment Management Company (“IICO”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael L. Avery	2009	Chief Investment Officer & Executive Vice President
Ryan F. Caldwell	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/JPMorgan International Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.04%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	92%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.  In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear overvalued.

The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-15.45%	-20.33%	-26.59%	39.43%	22.54%	18.57%	31.98%	11.97%	-44.49%	30.17%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 25.26%; Worst Quarter (ended 9/30/2002): -24.76%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/JPMorgan International Value Fund (Class A)	30.17%	4.83%	0.68%
MSCI EAFE Value Index	34.23%	3.36%	3.53%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Jeroen Huysinga	1998	Managing Director
Gerd Woort-Menker	1998	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/JPMorgan MidCap Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan MidCap Growth Fund is to seek capital growth over the long-term.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.02%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	82%

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase.

The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may also invest up to 20% of its total assets in all types of foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment style growth risk – Growth stock prices frequently already reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-34.74%	-40.19%	-29.21%	35.65%	18.00%	6.16%	12.06%	7.96%	-44.44%	42.96%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 16.88%; Worst Quarter (ended 3/31/2001): -32.74%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/JPMorgan MidCap Growth Fund (Class A)	42.96%	0.40%	-7.65%
Russell Midcap Growth Index	46.29%	2.40%	-0.52%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Christopher M.V. Jones	2007	Managing Director
Tim Parton	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan U.S. Government & Quality Bond Fund is to obtain a high level of current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.74%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$76	$237	$411	$918

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	12%

Principal Investment Strategies. The Fund under normal circumstances invests at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments. The Sub-Adviser actively manages the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection.  Mortgage-backed securities selections are determined by reference to mathematical models that reflect certain payment assumptions and estimates of future economic factors.  The Fund may also invest in high-quality corporate debt securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Mortgage-backed and mortgage-related securities risk– Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

11.50%	6.92%	11.47%	1.18%	3.85%	2.35%	3.25%	6.38%	6.53%	3.69%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2002): 6.54%; Worst Quarter (ended 6/30/2004): -2.47%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)	3.69%	4.43%	5.66%
Barclays Capital U.S. Government Bond Index	-2.20%	4.87%	6.17%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael Sais	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Lazard Emerging Markets Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Lazard Emerging Markets Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.29%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$131	$409	$708	$1,556

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	49%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries and that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

31.81%	-50.05%	71.74%
2007	2008	2009

Best Quarter (ended 6/30/2009): 34.31%; Worst Quarter (ended 12/31/08): -32.32%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 1, 2006)
JNL/Lazard Emerging Markets Fund (Class A)	71.74%	6.10%
MSCI Emerging Markets Index	78.51%	6.81%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Lazard Asset Management LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John R. Reinsberg	2006	Deputy Chairman
James Donald	2006	Portfolio Manager/Analyst
Rohit Chopra	2007	Portfolio Manager/Analyst
Erik McKee	2008	PortfolioManager/Analyst

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Lazard Mid Cap Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Lazard Mid Cap Equity Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.04%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	79%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

25.37%	13.24%	-14.08%	28.89%	24.72%	8.81%	14.56%	-2.61%	-38.96%	39.65%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 21.77%; Worst Quarter (ended 12/31/08): -27.15%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/Lazard Mid Cap Equity Fund (Class A)	39.65%	0.69%	7.33%
Russell MidCap® Index	40.48%	2.43%	4.98%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Lazard Asset Management LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Christopher Blake	1998	Managing Director
Andrew Lacey	1998	Deputy Chairman
Robert A. Failla	2005	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/M&G Global Basics Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/M&G Global Basics Fund is to maximize long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.22%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$124	$387	$670	$1,477

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	43%

Principal Investment Strategies. The Fund seeks to invest in companies operating in basic industries (“primary” and “secondary” industries) as further described below and also in companies that service these industries.  The Fund may also invest in other global equities.

The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

46.88%
2009

Best Quarter (ended 6/30/2009): 24.51%; Worst Quarter (ended 3/31/2009): -8.91%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/M&G Global Basics Fund (Class A)	46.88%	18.76%
FTSE World Index	34.38%	12.66%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
M&G Investment Management Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Graham French	2008	Global Fund Equity Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/M&G Global Leaders Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/M&G Global Leaders Fund is to maximize long-term total return (the combination of income and growth of capital).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.22%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$124	$387	$670	$1,477

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	39%

Principal Investment Strategies. The Fund seeks to invest in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.

The investment strategy of the Fund is to identify those companies and stocks that represent the best investments from the global universe of companies in all sectors, countries and size ranges.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

37.43%
2009

Best Quarter (ended 6/30/2009): 22.88%; Worst Quarter (ended 3/31/2009): -9.46%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/M&G Global Leaders Fund (Class A)	37.43%	11.86%
FTSE World Index	34.38%	12.66%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
M&G Investment Management Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Aled Smith	2008	Global Equity Fund Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management European 30 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management European 30 Fund is to provide capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	65%

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date will be on or about January 1of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

41.03%
2009

Best Quarter (ended 6/30/2009): 27.11%; Worst Quarter (ended 3/31/2009): -15.83%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Mellon Capital Management European 30 Fund (Class A)	41.03%	17.19%
MSCI Europe Index	35.83%	12.44%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2008	Managing Director
Richard A. Brown	2008	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Pacific Rim 30 Fund is to provide capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	47%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The next Stock Selection Date will be on or about January 1of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

24.15%
2009

Best Quarter (ended 6/30/2009): 26.42%; Worst Quarter (ended 3/31/2009): -13.65%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Mellon Capital Management Pacific Rim 30 Fund (Class A)	24.15%	15.26%
MSCI Pacific Index	24.18%	10.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2008	Managing Director
Richard A. Brown	2008	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management S&P 500 Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500® Index.  The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.61%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	4%

Principal Investment Strategies. The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the S&P 500 Index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals and other receivables.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

27.79%	10.06%	4.37%	15.08%	4.90%	-37.64%	25.97%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 15.82%; Worst Quarter (ended 12/31/08): -22.46%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management S&P 500 Index Fund (Class A)	25.97%	-0.21%	1.02%
S&P 500 Index	26.46%	0.42%	1.62%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P MidCap 400 Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.61%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	14%

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P MidCap 400 Index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index.  The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P MidCap 400 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share prices of the securities owned.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals and other receivables.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

34.55%	15.79%	11.98%	9.69%	7.45%	-37.58%	38.03%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 20.11%; Worst Quarter (ended 12/31/08): -26.84%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class A)	38.03%	2.60%	5.44%
S&P MidCap 400 Index	37.38%	3.27%	6.08%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Small Cap Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000® Index1.  The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.62%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$63	$199	$346	$774

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	17%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities.

To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

45.88%	17.42%	4.22%	17.49%	-2.11%	-35.01%	27.54%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 22.99%; Worst Quarter (ended 12/31/08): -27.33%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management Small Cap Index Fund (Class A)	27.54%	-0.13%	3.99%
Russell 2000 Index	27.17%	0.51%	4.60%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

1 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management International Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East (“EAFE”) Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.44%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.69%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$70	$221	$384	$859

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	2%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals and other receivables, and to facilitate meeting the Fund’s objectives.  For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Index.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

37.31%	19.49%	13.31%	25.58%	10.39%	-42.92%	29.28%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 25.22%; Worst Quarter (ended 12/31/08): -20.69%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management International Index Fund (Class A)	29.28%	3.00%	6.44%
MSCI EAFE Index	31.78%	3.54%	7.00%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Bond Index Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.  The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.61%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	87%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in fixed-income securities that seek to match the performance and characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices.  This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market.  Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts.  Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund’s Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Barclays Capital U.S. Aggregate Bond Index.

The Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

2.87%	3.74%	1.85%	3.64%	6.43%	3.79%	5.65%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2002): 4.79%; Worst Quarter (ended 6/30/2004): -2.61%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management Bond Index Fund (Class A)	5.65%	4.26%	4.57%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	5.27%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
David C. Kwan	2004	Managing Director
Lowell Bennett	2004	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Global Alpha Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.15%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.37%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$139	$434	$750	$1,646

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
9/28/2009 – 12/31/2009	0%

Principal Investment Strategies. The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund’s investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.  The Fund ordinarily invests in at least three countries.

The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund’s portfolio managers to implement investment decisions quickly and cost-effectively.  The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Performance of a Fund will vary from year to year.  The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Helen Potter, CFA	2009	Managing Director
Vassilis Dagioglu	2009	Managing Director
James Stavena	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Oppenheimer Global Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.07%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$109	$340	$590	$1,306

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	21%

Principal Investment Strategies. The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Cyclical opportunities risk – Seeking tactical advantage of changes in the business cycle evidencing growth potential, short-term market movements or changes affecting particular issuers or industries presents the risk that the anticipated changes do not occur, and the value of the stock could fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-22.33%	40.56%	17.93%	13.74%	16.96%	6.33%	-40.86%	39.42%
2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 22.66%; Worst Quarter (ended 12/31/08): -22.28%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (April 30, 2001)
JNL/Oppenheimer Global Growth Fund (Class A)	39.42%	3.12%	3.89%
MSCI World Index	29.99%	2.01%	2.14%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
OppenheimerFunds, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Rajeev Bhaman	2004	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/PAM Asia ex-Japan Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PAM Asia ex-Japan Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.28%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$130	$406	$702	$1,545

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	39%

Principal Investment Strategies. The Fund seeks to achieve its objective of long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

The Asia ex-Japan region includes, but is not limited to, the following countries: Korea; Taiwan; Hong Kong; Philippines; Thailand; Malaysia; Singapore; Indonesia; People’s Republic of China; India; Pakistan, and Vietnam.  The Fund may also invest in depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Asia ex-Japan concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Asia ex-Japan countries and to be more volatile than the performance of more geographically diversified funds.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-50.09%	69.59%
2008	2009

Best Quarter (ended 6/30/2009): 41.35%; Worst Quarter (ended 9/30/2008): -23.88%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/PAM Asia ex-Japan Fund (Class A)	69.59%	-8.60%
MSCI Asia ex-Japan Index	72.07%	-9.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Prudential Asset Management (Singapore) Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Kannan Venkataramani	2007	Investment Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/PAM China-India Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PAM China-India Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.03%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.34%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$136	$425	$734	$1,613

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	73%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing normally, 80% of its assets  in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The investments of the Fund include, but are not limited to, listed securities in the regulated market, which operates regularly and is recognized, depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The MSCI China-India Composite Index is a hypothetical representation of the performance of the MSCI China Index and MSCI India Index.  The index weightings of MSCI Composite Index are MSCI China India, 50% and MSCI India Index, 50%.

Annual Total Returns as of December 31

Class A

-57.62%	82.27%
2008	2009

Best Quarter (ended 6/30/2009): 45.45%; Worst Quarter (ended 12/31/08): -24.06%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/PAM China-India Fund (Class A)	82.27%	-11.77%
MSCI China Index	62.29%	-12.27%
MSCI India Index	102.81%	-12.64%
MSCI China-India Composite Index	83.10%	-11.60%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Prudential Asset Management (Singapore) Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
DR Rao	2007	Investment Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/PIMCO Real Return Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PIMCO Real Return Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$83	$259	$450	$1,002

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	722%

Principal Investment Strategies. The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.  The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.  The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.  The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index.  For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of the inflation-indexed portfolio.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.  The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as futures, options, forward contracts or swap agreements, or in mortgage or asset-backed securities.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-3.73%	17.25%
2008	2009

Best Quarter (ended 3/31/2008): 5.77%; Worst Quarter (ended 9/30/2008): -4.89%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/PIMCO Real Return Fund (Class A)	17.25%	7.89%
Barclays Capital U.S. TIPS Index	11.41%	7.00%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mihir Wohar	2007	Executive Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/PIMCO Total Return Bond Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$83	$259	$450	$1,002

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	177%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

11.75%	9.52%	8.85%	4.78%	4.45%	2.40%	3.38%	8.25%	0.40%	15.45%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 6.71%; Worst Quarter (ended 9/30/2008): -3.54%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/PIMCO Total Return Bond Fund (Class A)	15.45%	5.84%	6.83%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William H. Gross	2004	Managing Director & Chief Investment Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/PPM America High Yield Bond Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	0.82%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	50%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  For purpose of satisfying the 80% requirement, the Fund may also invest in derivative instruments (such as options, futures contracts or swap agreements, including credit default swaps) that have economic characteristics similar to the fixed income instruments mentioned above.

The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-4.67%	5.33%	5.76%	25.79%	8.22%	1.69%	10.51%	-1.10%	-30.75%	46.30%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 18.82%; Worst Quarter (ended 12/31/08): -19.99%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/PPM America High Yield Bond Fund (Class A)	46.30%	2.40%	4.99%
BofA Merrill Lynch High Yield Master II Constrained Index	58.10%	6.39%	6.66%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Anthony Balestrieri	2007	Senior Managing Director
Scott B. Richards	2008	Senior Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/PPM America Mid Cap Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America Mid Cap Value Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.07%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$109	$340	$590	$1,306

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	89%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell MidCap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

47.38%
2009

Best Quarter (ended 6/30/2009): 34.21%; Worst Quarter (ended 12/31/08): -28.39%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (March 31, 2008)
JNL/PPM America Mid Cap Value Fund (Class A)	47.38%	-9.46%
Russell MidCap Value Index	34.21%	-5.58%
Russell MidCap Index	4.48%	-5.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard S. Brody, CFA	2008	Executive Vice President
Samuel A. Yee, CFA	2008	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2008	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/PPM America Small Cap Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America Small Cap Value Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.06%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	114%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.

If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

33.97%
2009

Best Quarter (ended 6/30/2009): 27.25%; Worst Quarter (ended 3/31/2009): -18.66%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (March 31, 2008)
JNL/PPM America Small Cap Value Fund (Class A)	33.97%	-9.09%
S&P SmallCap 600/Citigroup Value Index	22.85%	4.30%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard S. Brody, CFA	2008	Executive Vice President
Samuel A. Yee, CFA	2008	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2008	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/PPM America Value Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America Value Equity Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$88	$274	$477	$1,061

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	63%

Principal Investment Strategies. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.  For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

6.96%	-6.32%	-19.87%	24.55%	9.76%	4.91%	13.03%	-5.63%	-47.21%	44.58%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 28.59%; Worst Quarter (ended 12/31/08): -24.11%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/PPM America Value Equity Fund (Class A)	44.58%	-3.11%	-0.64%
S&P500/Citigroup Value Index	21.18%	-0.81%	0.82%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard S. Brody, CFA	2007	Executive Vice President
Samuel A. Yee, CFA	2007	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2007	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Red Rocks Listed Private Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Red Rocks Listed Private Equity Fund is to seek to maximum total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	1.21%
Total Annual Fund Operating Expenses	2.41%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other investment companies, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$244	$751	$1,285	$2,746

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	34%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicles whose purpose is to invest in privately held companies.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

40.33%
2009

Best Quarter (ended 6/30/2009): 45.51%; Worst Quarter (ended 3/31/2009): -22.67%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Red Rocks Listed Private Equity Fund (Class A)	40.33%	-13.65%
S&P Listed Private Equity Index	61.65%	-7.30%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Red Rocks Capital LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Adam Goldman	2008	Co-Founder & Managing Director
Mark Sunderhuse	2008	Co-Founder & Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Select Balanced Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	54%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

The Balanced Composite Index is a hypothetical representation of the performance of the Fund’s general investment categories using a weighting of 65% equity and 35% bond.  The following indexes are used to calculate the composite index:  the S&P 500 Index, 65% and the Barclays Capital U.S. Aggregate Bond Index, 35%.

Annual Total Returns as of December 31

Class A

8.25%	10.57%	-1.93%	21.57%	10.88%	5.30%	13.65%	7.49%	-20.79%	19.78%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 12.67%; Worst Quarter (ended 12/31/08): -11.46%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Select Balanced Fund (Class A)	19.78%	4.07%	6.80%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%
Balanced Composite Index	19.42%	2.28%	1.87%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward P. Bousa, CFA	2004	Senior Vice President
Christopher L. Gootkind, CFA	2006	Vice President
John C. Keogh	2004	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Select Money Market Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver	0.09%
Net Expenses	0.48%

JNAM has contractually agreed to waive fees and reimburse expenses of the Fund through December 31, 2010 to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  For additional information about the waiver and any reimbursement, please turn to “Management of the Trust: Management Fee” on page 376.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$49	$174	$309	$705

Principal Investment Strategies. The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; ii) time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions; iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); iv) obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The Fund may invest more than 25% of its assets in the banking industry.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

The Fund attempts to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

The 7-day yield of Class A on December 31, 2009, was 0.00%.

Annual Total Returns as of December 31

Class A

5.83%	3.45%	1.07%	0.46%	0.78%	2.71%	4.49%	4.76%	2.20%	0.15%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2000): 1.50%; Worst Quarter (ended 6/30/2009, 9/30/2009, and 12/31/2009): 0.00%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Select Money Market Fund (Class A)	0.15%	2.85%	2.57%
BofA Merrill Lynch Treasury Bill Index (3 month)	0.21%	3.02%	2.99%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/Select Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Value Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.83%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$85	$265	$460	$1,025

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	42%

Principal Investment Strategies. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion).

The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

34.80%	14.77%	8.15%	20.86%	7.90%	-33.35%	23.98%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 19.83%; Worst Quarter (ended 12/31/08): -19.22%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (September 30, 2002)
JNL/Select Value Fund (Class A)	23.98%	3.11%	9.86%
Russell 1000 Value Index	19.69%	-0.25%	7.00%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen H. Grimes, CFA	2004	Senior Vice President
Ian R. Link, CFA	2008	Vice President
W. Michael Reckmeyer, III, CFA	2008	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Established Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$93	$290	$504	$1,120

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	62%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in common stocks.   The Fund concentrates its investments in well-established growth companies.  The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives.

The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-0.34%	-10.23%	-23.33%	30.54%	9.89%	6.09%	13.70%	10.12%	-42.85%	43.49%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 16.16%; Worst Quarter (ended 12/31/08): -24.30%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/T. Rowe Price Established Growth Fund (Class A)	43.49%	1.73%	0.70%
Russell 1000 Growth Index	37.21%	1.63%	-3.99%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
P. Robert Bartolo	2007	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.02%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	32%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the Sub-Adviser expects to grow at a faster rate than the average company.

The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the Russell MidCap® Growth Index.  The market cap of companies in the Fund’s portfolio and the Russell MidCap® Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range.

In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.  The Fund may also invest up to 25% of its assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

7.16%	-1.49%	-21.93%	38.60%	18.03%	14.10%	6.76%	17.26%	-40.68%	46.93%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2001): 21.17%; Worst Quarter (ended 12/31/08): -26.44%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)	46.93%	4.48%	5.31%
Russell MidCap® Growth Index	46.29%	2.40%	-0.52%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Brian W.H. Berghuis, CFA	1995	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.53%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.05%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	102%

Principal Investment Strategies. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three (3) years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

Within this broad structure, investment decisions reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices and yields of the various securities.  For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund’s program) that would provide higher yields and appreciation potential.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

4.82%	-5.97%	7.64%
2007	2008	2009

Best Quarter (ended 6/30/2009): 3.50%; Worst Quarter (ended 12/31/08): -2.63%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 1, 2006)
JNL/T. Rowe Price Short-Term Bond Fund (Class A)	7.64%	2.47%
Bof A Merrill Lynch 1-3 Year Treasury Index	0.78%	4.89%
Barclays Capital 1-3 Yr Government/Credit Index	1.41%	5.05%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward A. Wiese	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued.  Income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.76%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.97%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$99	$309	$536	$1,190

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	21%

Principal Investment Strategies. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund’s Sub-Adviser regards as undervalued.  Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies.  The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.
Annual Total Returns as of December 31

Class A

0.78%	-16.84%	29.97%	15.12%	6.07%	20.11%	0.85%	-40.47%	37.09%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.51%; Worst Quarter (ended 12/31/08): -27.56%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (May 1, 2000)
JNL/T. Rowe Price Value Fund (Class A)	37.09%	0.95%	4.14%
Russell 1000 Value Index	19.69%	-0.25%	2.52%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark S. Finn	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/S&P Competitive Advantage Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/S&P Competitive Advantage Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.72%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$74	$230	$401	$894

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	101%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identifying trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS excludes stocks with a S&P Quality Rank of B- or lower; and then,
•	Of the remaining, SPIAS selects the top 50 stocks as ranked by return on invested capital; and then,
•	SPIAS selects the 30 stocks with the lowest price to book multiple.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-29.40%	44.22%
2008	2009

Best Quarter (ended 9/30/2009): 16.71%; Worst Quarter (ended 12/31/08): -21.40%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/S&P Competitive Advantage Fund (Class A)	44.22%	0.51%
S&P 500 Index	26.46%	-10.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia (SPIAS)	2007	Vice President
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/S&P Dividend Income & Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/S&P Dividend Income & Growth Fund is primarily capital appreciation with a secondary focus on current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.72%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$74	$230	$401	$894

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	84%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•
First, from the companies included in the S&P 500 Index, SPIAS selects stocks with an S&P Quality Rank of B+ or better and an S&P Credit Rating of BBB+ or better.  If a total of 30 stocks do not pass the screens in a particular sector, the S&P Credit Rating hurdle will be lowered until a total of 30 stocks qualify; and then

•	SPIAS selects from each of ten economic sectors in the S&P 500 the three stocks with the highest Dividend Yield.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-25.93%	23.47%
2008	2009

Best Quarter (ended 9/30/2009): 27.30%; Worst Quarter (ended 3/31/2009): -20.60%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/S&P Dividend Income & Growth Fund (Class A)	23.47%	-5.25%
S&P 500 Index	26.46%	-10.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia (SPIAS)	2007	Vice President
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/S&P Intrinsic Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/S&P Intrinsic Value Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.72%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$74	$230	$401	$894

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	151%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

First, from the companies included in the S&P 500 Index, excluding financial companies, SPIAS selects stocks with a S&P Quality Rank of B or better and a S&P Credit Rating of BB- or better; and then
•	SPIAS selects only those stocks with a positive value of free cash flow; and then
•	SPIAS selects only those stocks with a decreasing amount of shares outstanding; and then
•	SPIAS selects the top 30 stocks as measured by highest free cash flow yield.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-35.84%	57.04%
2008	2009

Best Quarter (ended 9/30/2009): 33.53%; Worst Quarter (ended 12/31/08): -24.12%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/S&P Intrinsic Value Fund (Class A)	57.04%	-0.03%
S&P 500 Index	26.46%	-10.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia (SPIAS)	2007	Vice President
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/S&P Total Yield Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/S&P Total Yield Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.72%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$74	$230	$401	$894

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	126%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS selects stocks with a S&P Quality Rank of B or better; and then
•
SPIAS selects the 30 stocks with the highest S&P Total Yield.  S&P Total Yield is defined by taking the sum of the cash dividend, net cash used for stock repurchases and net cash used to retire debt divided by the company’s market capitalization.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-35.67%	42.88%
2008	2009

Best Quarter (ended 6/30/2009): 34.36%; Worst Quarter (ended 12/31/08): -29.89%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/S&P Total Yield Fund (Class A)	42.88%	-3.63%
S&P 500 Index	26.46%	-10.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Advisers:
Standard & Poor’s Investment Advisory Services, LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia (SPIAS)	2007	Vice President
Karen Q. Wong, CFA (MCM)	2007	Managing Director
Richard A. Brown, CFA (MCM)	2007	Director
Thomas J. Durante, CFA (MCM)	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/S&P 4 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/S&P 4 Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.05%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.72%
Total Annual Fund Operating Expenses	0.78%

* Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the allocations to the Underlying Funds during the period ended December 31, 2009.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$80	$249	$433	$966

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	12%

Principal Investment Strategies. The Fund seeks to achieve its objective by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

•	JNL/S&P Competitive Advantage Fund;
•	JNL/S&P Dividend Income & Growth Fund;
•	JNL/S&P Intrinsic Value Fund; and
•	JNL/S&P Total Yield Fund.

The investment policies of the Underlying Funds are described elsewhere in this Prospectus.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk– The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-31.62%	41.85%
2008	2009

Best Quarter (ended 9/30/2009): 26.89%; Worst Quarter (ended 12/31/08): -21.33%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/S&P 4 Fund (Class A)	41.85%	-1.79%
S&P 500 Index	26.46%	-10.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Daniel W. Koors	2007	Senior Vice President & Chief Financial Officer
Lynn M. Mouser	2008	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/S&P Managed Conservative Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Conservative Fund is capital growth and current income.

Expenses.  The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.83%
Total Annual Fund Operating Expenses	1.01%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$103	$322	$558	$1,236

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	11%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 340.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

3.73%	7.85%	6.30%	-13.75%	13.53%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 6.20%; Worst Quarter (ended 9/30/2008): -5.59%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 4, 2004)
JNL/S&P Managed Conservative Fund (Class A)	13.53%	3.09%	3.62%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.95%
S&P 500 Index	26.46%	0.42%	1.75%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/S&P Managed Moderate Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Fund is to seek capital growth.  Current income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.16%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.87%
Total Annual Fund Operating Expenses	1.04%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	6%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 343.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

4.99%	10.39%	7.74%	-21.24%	18.63%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 8.76%; Worst Quarter (ended 12/31/08): -10.29%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 4, 2004)
JNL/S&P Managed Moderate Fund (Class A)	18.63%	3.13%	4.02%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.95%
S&P 500 Index	26.46%	0.42%	1.75%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/S&P Managed Moderate Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Growth Fund is capital growth and current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.15%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.90%
Total Annual Fund Operating Expenses	1.06%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	13%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 346.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-1.63%	-4.70%	-8.48%	17.75%	9.58%	6.41%	12.17%	8.65%	-27.50%	23.46%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 11.57%; Worst Quarter (ended 12/31/08): -14.25%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (April 9, 1998)
JNL/S&P Managed Moderate Growth Fund (Class A)	23.46%	3.03%	2.54%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/S&P Managed Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Growth Fund is to seek capital growth.  Current income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.15%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.93%
Total Annual Fund Operating Expenses	1.09%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$111	$347	$61	$1,329

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	8%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.
Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 349.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-4.35%	-7.34%	-12.40%	21.73%	11.41%	7.44%	14.15%	8.70%	-35.36%	28.06%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 14.71%; Worst Quarter (ended 12/31/08): -19.98%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (April 8, 1998)
JNL/S&P Managed Growth Fund (Class A)	28.06%	1.99%	1.51%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/S&P Managed Aggressive Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Aggressive Growth Fund is capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.95%
Total Annual Fund Operating Expenses	1.14%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$116	$362	$628	$1,386

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	19%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 352.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-9.37%	-10.58%	-18.26%	26.80%	12.61%	8.48%	15.57%	9.17%	-39.16%	31.05%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 16.79%; Worst Quarter (ended 12/31/08): -22.70%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (April 8, 1998)
JNL/S&P Managed Aggressive Growth Fund (Class A)	31.05%	1.76%	0.32%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/S&P Disciplined Moderate Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Disciplined Moderate Fund is to seek capital growth.  Current income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.65%
Total Annual Fund Operating Expenses	0.84%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	12%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P Disciplined Moderate Fund allocates approximately 50% to 70% of its assets to Underlying Funds that investment primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

See Underlying Funds at page 355.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-26.60%	18.67%
2008	2009

Best Quarter (ended 9/30/2009): 11.14%; Worst Quarter (ended 12/31/08): -14.44%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/S&P Disciplined Moderate Fund (Class A)	18.67%	-2.35%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.10%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/S&P Disciplined Moderate Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Disciplined Moderate Growth Fund is to seek capital growth and current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.65%
Total Annual Fund Operating Expenses	0.84%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	16%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P Disciplined Moderate Growth Fund allocates approximately 70% to 90% of its assets to Underlying Funds that investment primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

See Underlying Funds at page 358.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-34.76%	22.77%
2008	2009

Best Quarter (ended 9/30/2009): 14.43%; Worst Quarter (ended 12/31/08): -20.45%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/S&P Disciplined Moderate Growth Fund (Class A)	22.77%	-5.18%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.10%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Summary Prospectus May 1, 2010

JNL/S&P Disciplined Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Disciplined Growth Fund is capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.65%
Total Annual Fund Operating Expenses	0.84%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	24%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P Disciplined Growth Fund allocates approximately 80% to 100% of its assets to Underlying Funds that investment primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

See Underlying Funds at page 361.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-39.21%	25.39%
2008	2009

Best Quarter (ended 6/30/2009): 17.12%; Worst Quarter (ended 12/31/08): -23.11%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/S&P Disciplined Growth Fund (Class A)	25.39%	-6.81%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.10%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 163.

Information About Purchasing the Funds

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson, or through a Jackson fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson, the tax treatment of dividends and distributions will depend on the tax status of Jackson, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additional Information About The Funds

JNL/American Funds Blue Chip Income and Growth Fund
Class A

Investment Objective.  The JNL/American Funds Blue Chip Income and Growth Fund seeks both income and capital appreciation through investment in the Class 1 – Master Blue Chip Income and Growth Fund.

Principal Investment Strategies.  The JNL/American Funds Blue Chip Income and Growth Fund invests primarily in shares of the “Master Fund.”  The Master Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on Standard & Poor’s 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.  The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above.  The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.  The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The Master Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.  The Master Fund is designed for investors seeking both income and capital appreciation.

The prices of and the income generated by securities held by the Master Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local regional or global political, social or economic instability; and currency and interest rate fluctuations.  Income provided by the Master Fund may be affected by changes in the dividend policies of the companies in which the Master Fund invests and the capital resources available for such payments at such companies.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the Master Fund may involve large price swings and potential for loss.  Income provided by the Master Fund may be affected by changes in the dividend policies of companies in which the Master Fund invests and the capital resources available for such payments at such companies.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Blue Chip Income and Growth Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Foreign securities risk
•	Market risk
•	Growth investing risk
•	Income risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.43%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.44%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.40%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.66%; Class B 0.41%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Blue Chip Income and Growth Fund
Management Fee	0.43%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.44%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Funds that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.70% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.45% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Funds is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	James K. Dunton is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 48 years, all with CRMC or its affiliates.

•	C. Ross Sappenfield is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 18 years, all with CRMC or its affiliates.

•	Christopher D. Buchbinder is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 15 years, all with CRMC or its affiliates.

•	James B. Lovelace is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 28 years, all with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds Global Bond Fund
Class A

Investment Objective.  The JNL/American Funds Global Bond Fund seeks a high level of total return through investment in the Class 1 – Master Global Bond Fund.

Principal Investment Strategies.  The JNL/American Funds Global Bond Fund invests primarily in shares of the “Master Fund.”  The Master Fund seeks to provide you, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investment-grade bonds issued by companies based around the world and denominated in various currencies, including U.S. dollars.  The Master Fund may also invest in lower quality, higher yielding debt securities.  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world.  An investment in the Master Fund is subject to risks, including the possibility that the value of the Master Fund’s portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Investments in securities issued by companies based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by companies domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries.  For instance, developing countries may have less developed legal and accounting systems.  The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices.  In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.  Securities markets in these countries are also relatively small and have substantially lower trading volumes.  As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

The values of and the income generated by most debt securities held by the Master Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.  For example, the values of debt securities in the Master Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.  Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.  Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.   In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the Master Fund’s ability to dispose of such securities.

The values of and the income generated by most debt securities held by the Master Fund may also be affected by changes in relative currency values.  If the U.S. dollar appreciates against foreign currencies, the value of the Master Fund’s securities denominated in such currencies would generally depreciate and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the Master Fund intends to limit its investments in the securities of any single issuer to 5%.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Global Bond Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bond, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Non-diversification risk
•	Credit risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Market risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.56%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.59%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.30%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.56%; Class B 0.31%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Global Bond Fund
Management Fee	0.56%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.59%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fumd’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to their investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.70% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.55% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively increasing the advisory fee directly payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	Mark H. Dalzell is a Senior Vice President of Fixed Income, CRMC and has been an investment professional for 32 years in total; 22 years with CRMC or its affiliates.

•	Thomas H. Hogh is a Senior Vice President of Fixed Income, CRMC and has been an investment professional for 23 years in total; 20 years with CRMC or its affiliates.

•	James R. Mulally is a Senior Vice President of Fixed Income, CRMC and has been an investment professional for 34 years in total; 30 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds Global Small Capitalization Fund
Class A

Investment Objective.  The JNL/American Funds Global Small Capitalization Fund seeks growth of capital over time through investment in the Class 1 – Master Global Small Capitalization Fund.

Principal Investment Strategies.  The JNL/American Funds Global Small Capitalization Fund invests primarily in the shares of the “Master Fund.”  The Master Fund seeks to achieve its investment objective by investing at least 80% of its net assets (net assets plus borrowings for investment purposes) in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the Master Global Small Capitalization Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  The Master Global Small Capitalization Fund currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less.  The Adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future.

The Master Fund may also invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.  The Master Fund expects to be invested in numerous counties around the world.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Global Small Capitalization Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	Liquidity risk
•	Market risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.72%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.76%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.30%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.56%; Class B 0.31%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Global Small Capitalization Fund
Management Fee	0.72%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.76%

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement with JNAM is available in the Fund’s Annual Report dated December 31, 2009.

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.75% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.60% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JJNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively increasing the advisory fee directly payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund's portfolio are listed below:

•	Gordon Crawford is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 39 years, all with CRMC or its affiliates.

•	Mark E. Denning is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 28 years, all with CRMC or its affiliates.

•	J. Blair Frank is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 17 years in total; 16 years with CRMC or its affiliates.

•	Harold H. La is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 12 years in total; 11 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds Growth-Income Fund
Class A

Investment Objective.  The JNL/American Funds Growth-Income Fund seeks capital appreciation and income through investment in the Class 1 – Master Growth-Income Fund.

Principal Investment Strategies.  The JNL/American Funds Growth-Income Fund invests primarily in shares of the “Master Fund.”  The Master Growth-Income Fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.  The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the Master Growth-Income Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Growth-Income Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.  Income provided by the Master Growth-Income Fund may be affected by changes in the dividend policies of the companies in which the Master Growth-Income Fund invests and the capital resources available for such payments at such companies.

Normally, the Master Growth-Income Fund invests up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard & Poor’s 500 Composite Index.  Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, purchased by the Master Fund may involve large price swings and potential for loss.  Income provided by the Master Fund may be affected by changes in the dividend policies of the companies in which the Master Fund invests and the capital resources available for such payments at such companies.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds Growth-Income Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Market risk
•	Growth investing risk
•	Income risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Growth investing risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.28%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.29%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.45%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.71%; Class B 0.46%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Growth-Income Fund
Management Fee	0.28%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.29%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure.  Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.70% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.40% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay their investment adviser for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	James K. Dunton is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 48 years, all with CRMC or its affiliates.

•	J. Blair Frank is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 17 years in total; 16 years with CRMC or its affiliates.

•	Claudia P. Huntington is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 37 years in total; 35 years with CRMC or its affiliates.

•	Donald D. O’Neal is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 25 years, all with CRMC or its affiliates.

•	C. Ross Sappenfield is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 18 years, all with CRMC or its affiliates.

•	Dylan J. Yolles is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 13 years in total; 10 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds International Fund
Class A

Investment Objective.  The JNL/American Funds International Fund seeks capital appreciation through investment in the Class 1 – Master International Fund.

Principal Investment Strategies.  The JNL/American Funds International Fund invests primarily in the shares of the “Master Fund.”  The Master Fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States.  The Master Fund is designed for investors seeking capital appreciation through stocks.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The prices of securities held by the Master Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and commodity fluctuations.  For example, increases in the prices of basic commodities, such as oil or grains, can negatively impact the value of the stocks of certain companies.  The growth-oriented, equity-type securities generally purchased by the Master Fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems.  The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.  Securities markets in these countries are also relatively small and have substantially lower trading volumes.  As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds International Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Currency risk
•	Foreign securities risk
•	Market risk
•	Emerging markets risk
•	Growth investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.45%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.71%; Class B 0.46%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master International Fund
Management Fee	0.50%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.54%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the of the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure.  Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if the Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 0.85% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.55% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Fund’s investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	Sung Lee is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 16 years, all with CRMC or its affiliates.

•	Jesper Lyckeus is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 15 years in total; 14 years with CRMC or its affiliates.

•	Christopher M. Thomsen is a Senior Vice President of Capital Research Global Investors and has been an investment professional for 13 years, all with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL/American Funds New World Fund
Class A

Investment Objective.  The JNL/American Funds New World Fund seeks capital appreciation through investment in the Class 1 – Master New World Fund.

Principal Investment Strategies.  The JNL/American Funds New World Fund invests primarily in shares of the “Master Fund.”  The Master Fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Master Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.   The Master Fund is designed for investors seeking capital appreciation.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

The Master Fund may invest in equity securities of any company, regardless of its size or where it is based, if the Master Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.  Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.  In addition, the Master Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.  The Master Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the Master Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.  The Master Fund’s investment adviser will maintain a list of qualified countries and securities in which the Fund may invest.  Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab Emirates and Venezuela.

The prices of securities held by the Master Fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.  The growth-oriented, equity-type securities generally purchased by the Master Fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.  Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the Master Fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities.  For example, the values of debt securities in the Master Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.  In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Master Fund having to reinvest the proceeds in lower yielding securities.  Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.  The Master Fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.  Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.  For instance, developing countries may have less developed legal and accounting systems.  The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices.  In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.  Securities markets in these countries are also relatively small and have substantially lower trading volumes.  As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

From time-to-time, primarily due to purchases and redemptions, the JNL/American Funds New World Fund may hold a portion of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Master Fund’s investment in any particular type of security, or assurance of the Master Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio, the Master Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the investment techniques of the Master Fund’s investment adviser otherwise failing to achieve the Master Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bond, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Market risk
•	Growth investing risk
•	Small cap investing risk
•	Credit risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Expenses.  Management/Administrative fees and Total Annual Net Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level for its Class 1 shares are as follows: Management Fee: 0.77%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.82%. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.40%; 12b-1 Fee (Class A only): 0.25%; Other Expenses: 0.01%; Total Annual Fund Operating Expenses: Class A 0.66%; Class B 0.41%.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The Adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of their investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments.  The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division.  Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company.  In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  Capital Research and Management Company and the Master Funds its advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the Master Funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  Each Master Fund’s shareholders approved this arrangement at a meeting of shareholders on November 24, 2009.  There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee for the year ended December 31, 2009, expressed as a percentage of each Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master New World Fund
Management Fee	0.77%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.82%

Investment Manager to the Feeder Fund

Because the Feeder Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC. Pursuant to its investment advisory and management agreement with the Trust, JNAM, located at 225 W. Wacker Drive, Suite 1000, Chicago, Illinois 60606, will provide those services for the Feeder Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

JNAM will provide master-feeder operational support services to the Feeder Fund under its investment advisory and management agreement with the Trust so long as the Feeder Fund is part of a master-feeder fund structure. Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Feeder Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Feeder Fund with respect to its investment in the corresponding Master Fund.

Under the Trust’s investment advisory and management agreement with JNAM, if a Feeder Fund ceased to operate as part of a master-feeder fund structure JNAM, upon the approval of the Board, would provide the Feeder Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser. For these services, JNAM would be entitled to receive a fee of 1.05% of the Feeder Fund’s average daily net assets, accrued daily and paid monthly. Currently, JNAM is waiving 0.80% of this advisory fee for each Feeder Fund because it is not providing portfolio management services to the Feeder Funds.

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Annual Report to shareholders for the period ended December 31, 2009.

JNAM was organized in 2000 under the laws of Michigan, and managed, advised or administered assets in excess of $51.5 billion as of December 31, 2009.

JNAM has received an exemptive order from the U.S. Securities and Exchange Commission that permits JNAM, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval. Thus, in the event that the Feeder Fund is no longer part of a master-feeder structure, the exemptive order permits JNAM, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Feeder Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. You will be notified of any affiliated or unaffiliated sub-adviser hirings or changes. Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

The Fund does not pay JNAM for portfolio management services because the Feeder Fund’s assets are invested in its respective Master Fund’s portfolio, which is managed by CRMC, the Master Funds’ investment adviser. Under the master-feeder structure, however, the Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action might be taken, including: (1) investing all of the assets of the Feeder Fund in another pooled investment entity (i.e., another master fund); (2) electing to have JNAM, the Feeder Fund’s investment manager, manage the Feeder Fund either directly or with a Sub-Adviser under the Trust’s investment advisory and management agreement with JNAM; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with JNAM pursuant to which JNAM will provide the services set forth below so long as the Feeder Fund is a “feeder fund” investing into a Master Fund and provides that JNAM will provide portfolio management for the Feeder Fund if the Feeder Fund ceases to operate as a “feeder fund.”

JNAM currently is waiving a portion of its advisory fee for the Feeder Fund because it is not providing portfolio management services to the Feeder Fund. If the Feeder Fund were to withdraw its entire investment from its corresponding Master Fund and the Board approved JNAM as the investment manager for the Feeder Fund, JNAM would provide portfolio management services to the Feeder Fund, the current fee waiver would terminate and JNAM would receive its full contractual advisory fee for the Feeder Fund, effectively maintaining the total advisory fee payable by the Feeder Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between JNAM and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio. Investment decisions are subject to a Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, Capital World Investors and Capital Research Global Investors.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	David C. Barclay is a Senior Vice President Fixed Income, CRMC and has been an investment professional for 29 years in total; 22 years with CRMC or its affiliates.

•	Carl M. Kawaja is a Senior Vice President of Capital World Investors and has been an investment professional for 22 years in total; 19 years with CRMC or its affiliates.

•	Robert W. Lovelace is a Senior Vice President of Capital World Investors and has been an investment professional for 25 years, all with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

JNL Institutional Alt 20 Fund
Class A

Investment Objectives.  The investment objective of the JNL Institutional Alt 20 Fund is long-term growth of capital and income.

Principal Investment Strategies.  In addition to the asset classes set forth, the Fund may allocate a percentage of their assets to certain target strategy portfolios.  Target strategies are generally passive management investment styles that feature periodic rebalancing with an impartial selection process. Target strategies apply a core formula-based method over the long term, and typically allocate assets to securities across a broad-based investment universe to create a “core” portfolio.

For the Fund, among the considerations that Jackson National Asset Management, LLC (“JNAM”) uses to determine specific strategic percentage allocations to any particular Underlying Fund are long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, expected long term performance of each Underlying Fund and its related asset class based on quantitative and qualitative investment analysis, as well as, diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, JNAM may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  JNAM reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/Mellon Capital Management S&P 500 Index Fund	Large Cap Index
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	Mid Cap Index
JNL/Mellon Capital Management Small Cap Index Fund	Small Cap Index
JNL/Mellon Capital Management International Index Fund	International Developed Index
JNL/Mellon Capital Management Bond Index Fund	U.S. Investment Grade Index
JNL/Mellon Capital Management European 30 Fund	Target Strategy (International)
JNL/Mellon Capital Management Pacific Rim 30 Fund	Target Strategy (International)
JNL/S&P Competitive Advantage Fund	Target Strategy (U.S. Equity)
JNL/S&P Dividend Income & Growth Fund	Target Strategy (U.S. Equity)
JNL/S&P Intrinsic Value Fund	Target Strategy (U.S. Equity)
JNL/S&P Total Yield Fund	Target Strategy (U.S. Equity)

JNL Variable Fund LLC
Underlying Fund	Asset Class
JNL/Mellon Capital Management JNL 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management Select Small-Cap Fund	Target Strategy (U.S.Equity)
JNL/Mellon Capital Management 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management S&P® 24 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management DowSM Dividend Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Nasdaq® 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Value Line® 30 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management VIP Fund	Target Strategy (International)
JNL/Mellon Capital Management JNL Optimized 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management S&P® SMid 60 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management NYSE® International 25 Fund	Target Strategy (International)

Underlying Funds and Non-Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/AIM Global Real Estate Fund	Global Real Estate
JNL/Credit Suisse Commodity Securities Fund	Natural Resources
JNL/Credit Suisse Long/Short Fund	Long/Short
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Market Debt
JNL/Ivy Asset Strategy Fund	GTAA
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Inflation-Index Securities
JNL/PPM America High Yield Bond Fund	U.S. High Yield
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities. These investments may include Funds that invest in both domestic and international stocks of large established companies as well as, those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed-income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Industry concentration risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities.  To the extent that the Fund has a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the Funds are made by Jackson National Asset Management, LLC (“JNAM”).  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 24 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC (“Curian”) and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $3 billion in Curian’s Custom Style Portfolios.  Mr. Young has been the Chief Investment Officer of Curian since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Annual Report dated December 31, 2008.

JNL Institutional Alt 35 Fund
Class A

Investment Objectives.  The investment objective of the JNL Institutional Alt 35 Fund is long-term growth of capital and income.

Principal Investment Strategies.  In addition to the asset classes set forth herein, the Fund may allocate a percentage of their assets to certain target strategy portfolios.  Target strategies are generally passive management investment styles that feature periodic rebalancing with an impartial selection process. Target strategies apply a core formula-based method over the long term, and typically allocate assets to securities across a broad-based investment universe to create a “core” portfolio.

For the Fund, among the considerations that Jackson National Asset Management, LLC (“JNAM”) uses to determine specific strategic percentage allocations to any particular Underlying Fund are long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, expected long term performance of each Underlying Fund and its related asset class based on quantitative and qualitative investment analysis, as well as, diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, JNAM may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  JNAM reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/Mellon Capital Management S&P 500 Index Fund	Large Cap Index
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	Mid Cap Index
JNL/Mellon Capital Management Small Cap Index Fund	Small Cap Index
JNL/Mellon Capital Management International Index Fund	International Developed Index
JNL/Mellon Capital Management Bond Index Fund	U.S. Investment Grade Index
JNL/Mellon Capital Management European 30 Fund	Target Strategy (International)
JNL/Mellon Capital Management Pacific Rim 30 Fund	Target Strategy (International)
JNL/S&P Competitive Advantage Fund	Target Strategy (U.S. Equity)
JNL/S&P Dividend Income & Growth Fund	Target Strategy (U.S. Equity)
JNL/S&P Intrinsic Value Fund	Target Strategy (U.S. Equity)
JNL/S&P Total Yield Fund	Target Strategy (U.S. Equity)

JNL Variable Fund LLC
Underlying Fund	Asset Class
JNL/Mellon Capital Management JNL 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management Select Small-Cap Fund	Target Strategy (U.S.Equity)
JNL/Mellon Capital Management 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management S&P® 24 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management DowSM Dividend Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Nasdaq® 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Value Line® 30 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management VIP Fund	Target Strategy (International)
JNL/Mellon Capital Management JNL Optimized 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management S&P® SMid 60 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management NYSE® International 25 Fund	Target Strategy (International)

Underlying Funds and Non-Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/AIM Global Real Estate Fund	Global Real Estate
JNL/Credit Suisse Commodity Securities Fund	Natural Resources
JNL/Credit Suisse Long/Short Fund	Long/Short
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Market Debt
JNL/Ivy Asset Strategy Fund	GTAA
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Inflation-Index Securities
JNL/PPM America High Yield Bond Fund	U.S. High Yield
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities. These investments may include Funds that invest in both domestic and international stocks of large established companies as well as, those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed-income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Industry concentration risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.  Because the JNL Insitutional Alt 65 Fund and the JNL Insitutional Alt 50 Fund invest in a higher percentage of investments in non-traditional asset classes, these Funds may incur more risk than the JNL Insitutional Alt 20 Fund and the JNL Insitutional Alt 35 Fund.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the Funds are made by Jackson National Asset Management, LLC (“JNAM”).  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 24 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC (“Curian”) and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $3 billion in Curian’s Custom Style Portfolios.  Mr. Young has been the Chief Investment Officer of Curian since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Annual Report dated December 31, 2008.

JNL Institutional Alt 50 Fund
Class A

Investment Objectives.  The investment objective of the JNL Institutional Alt 50 Fund is long-term growth of capital and income.

Principal Investment Strategies.  In addition to the asset classes set forth herein, the Fund may allocate a percentage of their assets to certain target strategy portfolios.  Target strategies are generally passive management investment styles that feature periodic rebalancing with an impartial selection process. Target strategies apply a core formula-based method over the long term, and typically allocate assets to securities across a broad-based investment universe to create a “core” portfolio.

For the Fund, among the considerations that Jackson National Asset Management, LLC (“JNAM”) uses to determine specific strategic percentage allocations to any particular Underlying Fund are long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, expected long term performance of each Underlying Fund and its related asset class based on quantitative and qualitative investment analysis, as well as, diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, JNAM may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  JNAM reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/Mellon Capital Management S&P 500 Index Fund	Large Cap Index
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	Mid Cap Index
JNL/Mellon Capital Management Small Cap Index Fund	Small Cap Index
JNL/Mellon Capital Management International Index Fund	International Developed Index
JNL/Mellon Capital Management Bond Index Fund	U.S. Investment Grade Index
JNL/Mellon Capital Management European 30 Fund	Target Strategy (International)
JNL/Mellon Capital Management Pacific Rim 30 Fund	Target Strategy (International)
JNL/S&P Competitive Advantage Fund	Target Strategy (U.S. Equity)
JNL/S&P Dividend Income & Growth Fund	Target Strategy (U.S. Equity)
JNL/S&P Intrinsic Value Fund	Target Strategy (U.S. Equity)
JNL/S&P Total Yield Fund	Target Strategy (U.S. Equity)

JNL Variable Fund LLC
Underlying Fund	Asset Class
JNL/Mellon Capital Management JNL 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management Select Small-Cap Fund	Target Strategy (U.S.Equity)
JNL/Mellon Capital Management 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management S&P® 24 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management DowSM Dividend Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Nasdaq® 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Value Line® 30 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management VIP Fund	Target Strategy (International)
JNL/Mellon Capital Management JNL Optimized 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management S&P® SMid 60 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management NYSE® International 25 Fund	Target Strategy (International)

Underlying Funds and Non-Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/AIM Global Real Estate Fund	Global Real Estate
JNL/Credit Suisse Commodity Securities Fund	Natural Resources
JNL/Credit Suisse Long/Short Fund	Long/Short
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Market Debt
JNL/Ivy Asset Strategy Fund	GTAA
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Inflation-Index Securities
JNL/PPM America High Yield Bond Fund	U.S. High Yield
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities. These investments may include Funds that invest in both domestic and international stocks of large established companies as well as, those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed-income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Industry concentration risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.  Because the JNL Insitutional Alt 65 Fund and the JNL Insitutional Alt 50 Fund invest in a higher percentage of investments in non-traditional asset classes, these Funds may incur more risk than the JNL Insitutional Alt 20 Fund and the JNL Insitutional Alt 35 Fund.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the Funds are made by Jackson National Asset Management, LLC (“JNAM”).  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 24 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC (“Curian”) and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $3 billion in Curian’s Custom Style Portfolios.  Mr. Young has been the Chief Investment Officer of Curian since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Annual Report dated December 31, 2008.

JNL Institutional Alt 65 Fund
Class A

Investment Objectives.  The investment objective of the JNL Institutional Alt 65 Fund is long-term growth of capital and income.

Principal Investment Strategies.  In addition to the asset classes set forth herein, the Fund may allocate a percentage of their assets to certain target strategy portfolios.  Target strategies are generally passive management investment styles that feature periodic rebalancing with an impartial selection process. Target strategies apply a core formula-based method over the long term, and typically allocate assets to securities across a broad-based investment universe to create a “core” portfolio.

For the Fund, among the considerations that Jackson National Asset Management, LLC (“JNAM”) uses to determine specific strategic percentage allocations to any particular Underlying Fund are long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, expected long term performance of each Underlying Fund and its related asset class based on quantitative and qualitative investment analysis, as well as, diversification to control overall portfolio risk exposure.  Allocations are periodically reviewed and may be revised generally by a few percentage points, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be within a range of plus or minus 10 percentage points per asset class per quarter; however, JNAM may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  JNAM reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The following charts list the Underlying Funds available in each of the asset classes:

Underlying Funds and Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/Mellon Capital Management S&P 500 Index Fund	Large Cap Index
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	Mid Cap Index
JNL/Mellon Capital Management Small Cap Index Fund	Small Cap Index
JNL/Mellon Capital Management International Index Fund	International Developed Index
JNL/Mellon Capital Management Bond Index Fund	U.S. Investment Grade Index
JNL/Mellon Capital Management European 30 Fund	Target Strategy (International)
JNL/Mellon Capital Management Pacific Rim 30 Fund	Target Strategy (International)
JNL/S&P Competitive Advantage Fund	Target Strategy (U.S. Equity)
JNL/S&P Dividend Income & Growth Fund	Target Strategy (U.S. Equity)
JNL/S&P Intrinsic Value Fund	Target Strategy (U.S. Equity)
JNL/S&P Total Yield Fund	Target Strategy (U.S. Equity)

JNL Variable Fund LLC
Underlying Fund	Asset Class
JNL/Mellon Capital Management JNL 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management Select Small-Cap Fund	Target Strategy (U.S.Equity)
JNL/Mellon Capital Management 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management S&P® 24 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management DowSM Dividend Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Nasdaq® 25 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management Value Line® 30 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management VIP Fund	Target Strategy (International)
JNL/Mellon Capital Management JNL Optimized 5 Fund	Target Strategy (International)
JNL/Mellon Capital Management S&P® SMid 60 Fund	Target Strategy (U.S. Equity)
JNL/Mellon Capital Management NYSE® International 25 Fund	Target Strategy (International)

Underlying Funds and Non-Traditional Asset Classes

JNL Series Trust
Underlying Fund	Asset Class
JNL/AIM Global Real Estate Fund	Global Real Estate
JNL/Credit Suisse Commodity Securities Fund	Natural Resources
JNL/Credit Suisse Long/Short Fund	Long/Short
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Market Debt
JNL/Ivy Asset Strategy Fund	GTAA
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/PIMCO Real Return Fund	Inflation-Index Securities
JNL/PPM America High Yield Bond Fund	U.S. High Yield
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity

The Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities. These investments may include Funds that invest in both domestic and international stocks of large established companies as well as, those Underlying Funds that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed-income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Industry concentration risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Real estate investment risk
•	Sector risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

These and other risks associated with the Underlying Funds are described elsewhere in the prospectus. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as JNAM’s allocation among the Underlying Funds.  The Fund’s exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities.  To the extent that the Funds have a higher percentage of investments in non-traditional asset classes, the Funds may incur more risk.  Many of the Underlying Funds are classified as alternative investment funds and invest in non-traditional asset classes.  Because the JNL Insitutional Alt 65 Fund and the JNL Insitutional Alt 50 Fund invest in a higher percentage of investments in non-traditional asset classes, these Funds may incur more risk than the JNL Insitutional Alt 20 Fund and the JNL Insitutional Alt 35 Fund.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the Funds are made by Jackson National Asset Management, LLC (“JNAM”).  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds.  Mr. Young draws on 24 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC (“Curian”) and President and Manager of Jackson Investment Management, LLC (“JIM”), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $3 billion in Curian’s Custom Style Portfolios.  Mr. Young has been the Chief Investment Officer of Curian since May 2005.  Mr. Young’s past experience includes head of Investment Strategy for Bank of America’s Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm’s view of the capital markets for two years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm’s Manager Review Committee.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Annual Report dated December 31, 2008.

JNL/AIM Global Real Estate Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM Global Real Estate Fund is high total return.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts (“REITs”).  A REIT is a real estate company that pools funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.  The principal type of securities purchased by the Fund is common stock, which is a type of equity security. The companies will be located in at least three different countries, including the United States.

The Fund considers a company to be a real estate or real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate.  These companies include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund may engage in short sales of securities.  A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles.  Instead, it borrows that security for delivery when the sale settles.  The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own.  Generally, the Fund may sell a security short to (i) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (ii) to protect a profit in a security that it owns (short sale against the box).  The Fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s total assets.

The Fund may invest in equity and debt securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital.   The Fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the Fund’s portfolio managers to be of comparable quality.

The Fund’s investments in the types of securities described in this Prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this Prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

When constructing the portfolio, the portfolio managers use a fundamental driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives.  The portfolio managers and investment team focus on equity REITs and real estate operating companies.  Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation.  Each potential investment is analyzed using fundamental research and pricing components to identify attractively priced securities that appear to have relatively favorable long-term prospects.  Some of the fundamental factors that are evaluated in screening potential investments for the Fund include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable financing and fixed charge coverage ratios.  The market and company research available to the investment team helps the portfolio managers in their efforts to identify REITs and real estate companies operating in the most attractive markets that represent quality properties, solid management teams with the ability to effectively manage capital structure decisions.  The companies that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess stock valuations relative to one another and relative to the investment teams’ assessment of underlying asset value.  The fundamental research and pricing factors are combined to identify attractively priced securities of companies that appear to have relatively favorable long-term prospects.  The portfolio managers also consider the relative liquidity of each security in the construction of the Fund.  The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Global Real Estate Index (the benchmark index).  The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and/or geographic areas from time to time.  Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas as well as by limiting the size of any one holding.  The Fund uses the benchmark index as a guide to structuring the portfolio, but the Fund is not an index fund.

The portfolio managers will consider selling a security if they conclude (i) its relative valuation falls below desired levels, (ii) its risk /return profile changes significantly, (iii) its fundamentals change, or (iv) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and sub-Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Real estate investment risk
•	Industry concentration risk
•	Foreign securities risk
•	Short sales risk
•	High yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Currency risk
•	Derivatives risk
•	Market risk
•	Leveraging risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Global Real Estate Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA 30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

The sub-Sub-Adviser to the JNL/AIM Global Real Estate Fund is Invesco Asset Management Ltd. (“IAML”), with its principal office at 30 Finsbury Square, London, EC2A 1AG, United Kingdom.  IAML is an affiliate of Invesco.  IAML is compensated by Invesco at no additional expense to the Trust.  Invesco and IAML are collectively referred to herein as “Invesco.”

Day-to-day investment management decisions for the Fund will be made by the Sub-Adviser.  The sub-Sub-Adviser is responsible for choosing certain types of real estate securities for the Fund.  Invesco and its affiliates are indirect, wholly-owned subsidiaries of Invesco, Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  As of December 31, 2009, Invesco, Ltd. managed approximately $423.1 billion in total assets.

The Fund is managed on a team basis.  The individual members of the team, who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Joe Rodriguez, Jr. (Lead Manager), Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.

•	Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1998.
•	James Trowbridge, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1989.
•	Ping-Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.
•	Paul Curbo, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.
•	James Cowen, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 2001.
•	Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2005.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM International Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM International Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified portfolio of reasonably priced, quality international equity securities.  The Fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.  The Fund will normally invest in the securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

At the present time, the Fund’s portfolio managers intend to invest no more than 20% of the Fund’s total assets in companies located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund’s exposure above its total net assets.

The Fund’s investments in the types of securities described in the prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Sub-Adviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques.  The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but for whose prices do not fully reflect these attributes.  Investments for the portfolio are selected “bottom-up” on a stock-by-stock basis.  The focus is on the strengths of individual companies, rather than sector or country trends.  The Sub-Adviser may consider selling a security for several reasons, including (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock prices appears to be overvalued, or (3) a more attractive opportunity is identified.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  In addition to common stocks, the Fund may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities.  Fixed income securities, including preferred stocks and convertible securities, are subject to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer will not make payments of principal or interest when due.  A deterioration in the credit quality of an issuer of fixed income securities will cause the price of those securities to fall. Interest rate risk is the risk that interest rates will rise, causing the prices of fixed income securities, including those owned by the Fund, to fall.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Growth investing risk
•	Market risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/AIM International Growth Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  Invesco Aim Management Group manages or advises investment portfolios which total approximately $423.1 billion in total net assets as of December 31, 2009.  Invesco Aim Management Group is a wholly owned subsidiary of Invesco, Ltd.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•
Clas Olsson (lead manager with respect to the Fund’s investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 1994.

•
Barrett Sides (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1990.

•	Shuxin Cao, Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 1997.
•	Matthew Dennis, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 2000.
•	Jason Holzer, Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invescoand/or affiliates since 1996.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM Large Cap Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.  In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments.  Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts (“ADRs”).  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization.  The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Fund’s portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000 Index at the time of purchase.  The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings.  The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Large Cap Growth Fund is Invesco Advisers, Inc.  (“Invesco”), located at 1555 Peachtree, N.E, Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.Invesco Aim Management Group advises mutual funds and separate accounts which total approximately $423.1 billion in total net assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•	Geoffrey Keeling, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1995.
•	Robert Shoss, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1995.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM Small Cap Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.  In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic and derivative instruments.  Synthetic and derivative instruments are investments that have economic characteristics similar to the Fund’s direct investments.  Synthetic and derivative instruments in which the Fund may invest may include warrants, futures, options, exchange-traded funds and American Depositary Receipts (“ADRs”).  Synthetic and derivative instruments may have the effect of leveraging the Fund’s portfolio.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  The Russell 2000 Index is a widely recognized, unmanaged index of common stocks that measures performance of the 2,000 smallest companies in the Russell 3000® Index.  The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments.  The Fund may also invest up to 25% of its total assets in foreign securities.  Any percentage limitations with respect to the assets of the Fund are applied at the time of purchase.

In selecting investments, the Sub-Adviser utilizes a disciplined portfolio construction process that aligns the Fund with the Russell 2000 Growth Index which the Sub-Adviser believes represents the small cap growth asset class.  The security selection process is based on a three-step process that includes fundamental, valuation, and timeliness analysis.  Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management.  The goal is to find high quality, fundamentally sound companies operating in an attractive industry.  Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one-to-two year horizon.  Timeliness analysis is used to help identify the “timeliness” of a purchase.  In this step, relative price strength, trading volume, characteristics, and trend analysis are reviewed for signs of deterioration.  If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.  The Sub-Adviser considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Investment growth style risk
•	Liquidity risk
•	Interest rate risk
•	Small cap investing risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Small Cap Growth Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  Invesco Aim Management Group advises mutual funds and separate accounts which total approximately $423.1 billion in total net assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team are:

•
Juliet Ellis (lead manager), Senior Portfolio Manager and Chief Investment Officer of Invesco’s Domestic Growth Investment Management Unit, has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.  From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.

•
Juan Hartsfield, Portfolio Manager, has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.  From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management.  From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

•
Clay Manley, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated with Invesco and/or its affiliates since 2001.  From 2002 to February 2008, he was a senior equity analyst on Invesco’s small-cap team.  Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University.  Mr. Manley is a CFA Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian Global Balanced Fund
Class A

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

Principal Investment Strategies.  The Fund’s investment objective is to seek the balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a blend of 65% equities and 35% fixed-income, but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed-income securities.

Equity portion of the Fund
The investment objective of the equity portion of the Fund is to seek long-term growth of capital and income by investing in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $750 million at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Fixed-income portion of the Fund
The investment objective of the fixed-income portion of the Fund is to seek as high a total return, measured in U.S. dollars, as is consistent with conservation of capital, by investing principally in marketable fixed-income securities, denominated in currencies from around the world, as follows:

The bond portion of the Fund will be invested in one or a combination of the following:

(a)
Securities rated Baa3 or better by Moody’s Investors Service, Inc. or Fitch, or BBB or better by Standard & Poor’s Corporation, or securities unrated by any of the foregoing entities that are deemed by the Sub-Adviser to be of equivalent investment quality;

(b)	Securities issued or guaranteed by a national government, its agencies and instrumentalities (excluding developing countries) or a supranational organization,
(c)	Cash equivalents and cash; and/or
(d)	Currency options or forward currency contracts.

The Fund may also invest in debt securities of developing country (emerging market) issuers.  Up to 20% of the fixed-income portion of the Fund will be invested in securities rated lower than those in (a) above, or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Foreign securities risk
•	Interest rate risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian Global Balanced Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

Mark A. Brett is a director and senior vice president of Capital International Limited and a vice president of Capital International Research, Inc. His responsibilities include global fixed-income portfolio management and currency research. Prior to joining the Capital in 1993, Mr. Brett spent 14 years as an economist/strategist with Barclays de Zoete Wedd (formerly De Zoete and Bevan) in London. In addition, he was a director of BZW Capital Markets Ltd. and a member of the London Stock Exchange. He is a member of the UKSIP and the Securities Institute. He is based in London.

Michael Cohen is a director and senior vice president of Capital International Limited, an affiliate of Capital Guardian, and has equity portfolio management responsibilities for Capital Guardian.  Michael joined the Capital organization in 2000 as an investment analyst and later became a portfolio counselor for Capital Research and Management Company until the fall of 2009.  Prior to this, he was a research analyst with both Schroders and Salomon Brothers in London.  He received his MBA from the London Business School and his BA in accounting and economics from Tel Aviv University. He is based in London.

Mark H. Dalzell is a vice president of Capital International Limited. He joined the organization’s fixed-income area as a global bond specialist in 1988 and is involved with Capital International and Capital Guardian’s global and non-U.S. portfolios. Prior to joining the organization, he was a vice president and senior portfolio manager in the International Fixed-Income department at Citibank Investment Management, London for three years, spent two years in institutional sales at Bear, Stearns & Co., two years in the Foreign Exchange Consultancy group of Chase Manhattan Bank, and three years in the International Research department of the Federal Reserve Bank of New York. He received a Master’s degree in public policy from the Kennedy School at Harvard University and a BA in international affairs from the Woodrow Wilson School, Princeton University (magna cum laude). Mr. Dalzell is based in Los Angeles.

David I. Fisher is chairman of the board of Capital Group International, Inc. and Capital Guardian, as well as an officer and director of numerous affiliated companies. He is a portfolio manager for U.S., non-U.S., global, and emerging market assets and has been responsible for our organization’s international investing activities since 1982. He joined the organization in 1969 as a financial analyst and was director of research for ten years. Previously, he was an officer of Smith Barney & Co. and a marketing executive with General Electric Company. A graduate of the University of California at Berkeley, he holds an MBA from the University of Missouri Graduate School of Business Administration. Mr. Fisher is a member of the Los Angeles Society of Financial Analysts, as well as the International Society of Security Analysts. He is based in Los Angeles.

Laurentius Harrer is a senior vice president of Capital Guardian. He has research responsibilities in emerging markets and portfolio management responsibilities for emerging markets debt and global fixed-income accounts. Prior to joining the organization in 1993, he was with Metzler Investment in Frankfurt, Germany where he was a senior portfolio manager responsible for global bond and currency markets. Before that, he spent two years in institutional sales with Bayerische Vereinsbank. Mr. Harrer graduated from the University of Landshut in Germany with a bachelor of business administration degree. He is based in Los Angeles.

Nancy J. Kyle is vice chair of the Board of Capital Guardian.  Ms. Kyle is an international equity portfolio manager and coordinates the asset allocation process for our multi-product services. Prior to joining Capital in 1991, she was a managing director at JPMorgan Investment Management in New York. Ms. Kyle earned a BA from Connecticut College and did graduate work at the London School of Economics. She is based in New York.

Robert H. Neithart is a senior vice president and a director of Capital Guardian and director and an executive vice president of Capital International Research, Inc. He is also a vice president and  director of Capital Strategy Research, Inc. His portfolio management and research responsibilities are focused on emerging markets fixed income, global bonds, and global macroeconomics. Mr. Neithart joined the organization in 1987 as a participant in “The Associates Program.” He earned an AB degree (cum laude) in economics from Occidental College. He is a member of the National Association of Business Economists (NABE), is active in the Los Angeles chapter of NABE and holds the Chartered Financial Analyst® designation. He is based in Los Angeles.

Lionel M. Sauvage is a senior vice president of Capital Guardian Trust Company as well as a senior vice president of Capital International, Inc., with portfolio management responsibilities for both Capital Guardian and Capital International, Inc. He is also a director and senior vice president of Capital International Limited. He joined the organization in 1987 as an investment analyst and has covered European food, beverage, and airline industries, as well as U.S. aerospace companies. Mr. Sauvage earned his MBA from INSEAD in Fontainebleau, France and his electronic engineering degree from ENSEM in Nancy, France. Prior to attending business school, he was a project manager at Sogelerg Engineering in France for five years. He is based in London.

Alan J. Wilson is a director and senior vice president of Capital Guardian.  He is also president and director of global research for Capital International Research, Inc. a director of The Capital Group Companies, Inc. and a director of Capital Group Research, Inc.. He is a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining the organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.

Wesley K.-S. Phoa is a senior vice president of Capital International Research, Inc. and vice president of Capital Strategy Research, Inc.  He manages U.S. fixed income portfolios. He is also an investment analyst covering U.S. government bonds, as well as having responsibilities for fixed-income quantitative research. Prior to joining Capital in 1999, he was with Capital Management Sciences in Los Angeles for three years, where he served as vice president and later as director of research. Before that he spent three years with Deutsche Bank in Australia as a quantitative analyst and three years as a mathematics lecturer and research fellow. Dr. Phoa received a PhD in pure mathematics from Trinity College at the University of Cambridge. He also holds a BSc (Honors) from the Australian National University and is based in Los Angeles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian Global Diversified Research Fund
Class A

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Diversified Research Fund is long-term growth of capital.

Principal Investment Strategies. The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Consistent with the Fund's objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Growth investing risk
•	Market risk
•	Mid-capitalization investing risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian Global Diversified Research Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071.  Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

G. Ernest Nutter serves as the research portfolio coordinator for the Fund.

G. Ernest Nutter is a vice president of Capital International Research, Inc. and serves as the research portfolio coordinator for the Fund.  He joined the Capital organization in 2004 and brings over 28 years of research experience. For 13 years, he was managing director of mining research for RBC Capital Markets/Dominion Securities, Inc. Prior to that, he spent two years as the senior mining analyst for Dean Witter Reynolds (Canada), Inc.; one year as a mining analyst with Pemberton Securities, Inc.; one year as the senior mining analyst for Davidson Partners Limited; and 11 years as a project geologist with Westmin Resources/Western Mines. Mr. Nutter earned a BS in geology from Dalhousie University. He is based in Toronto.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian U.S. Growth Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Capital Guardian U.S. Growth Equity Fund is long-term growth of capital.

Principal Investment Strategies.  The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts (“ADRs”) and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase. The Fund intends to achieve its objective by investing primarily in attractively valued securities that at the time of purchase exhibit one or more “growth” characteristics relative to the U.S. stock market. The “growth” characteristics include securities exceeding the market (rate of growth) in at least one of the following categories: earnings, unit sales, revenue or cash flow.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. The Fund intends to remain fully invested, however, and the Fund may hold cash and cash equivalents for defensive purposes.  Although the Fund does not intend to seek short-term profits, securities in the Fund’s portfolio will be sold whenever the Fund believes it is appropriate to do so without regard to the length of time a particular security may have been held.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities to, among other reasons, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Foreign securities risk
•	Investment growth style risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Market risk
•	Derivatives risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian U.S. Growth Equity Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

Todd S. James is a director and senior vice president of Capital Guardian and a portfolio manager with U.S. growth, U.S. value, and Absolute Income Grower responsibilities. Prior to assuming his portfolio management responsibilities in 2006, Mr. James was an investment analyst with research responsibilities in U.S. merchandising and e-commerce and a statistician for Capital Group Research, Inc. Before joining the organization in 1985, he studied architecture at Texas Tech University and earned a BS in international finance from California State University, Sacramento. Mr. James earned an MBA from the University of Southern California Graduate School of Business and is based in Los Angeles.

Eric H. Stern is a director and senior vice president of Capital Guardian. His investment responsibilities include portfolio management within the U.S. Growth Equity product and research of the U.S. medical technology industry. Prior to joining the Capital organization in 1991, he served two years as an analyst in the Mergers and Acquisitions department of Morgan Stanley & Company. Mr. Stern is a Phi Beta Kappa graduate of the University of California at Berkeley, where he earned a BS in business administration. He also holds an MBA from Stanford Graduate School of Business. He is based in West Los Angeles.

Alan J. Wilson is a director and senior vice president of Capital Guardian.  He is also president and director of global research for Capital International Research, Inc. a director of The Capital Group Companies, Inc. and a director of Capital Group Research, Inc.. He is a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining the organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit Suisse Global Natural Resources Fund)
Class A

Investment Objective.  The investment objective of the JNL/Credit Suisse Commodity Securties Fund is long-term capital growth.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.  The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities.  To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals.  To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities.  These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options.  The Fund may hold a portion of its portfolio in fixed-income securities.  The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio.  One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the “Natural Resources Portfolio.”  The other portfolio will focus on investments in commodity instruments; the “Commodities Portfolio.”

Natural Resources Portfolio.  The Natural Resources Portfolio of the Fund follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach.  The Fund's portfolio managers select securities for the Fund using proprietary quantitative models, which are designed to:

•
forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company’s relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum;

•	identify stocks likely to suffer price declines if market conditions deteriorate and limit the Fund’s overall exposure to such low quality stocks; and

•	help determine the Fund’s relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

The Natural Resources Portfolio will invest in U.S. and foreign securities.  To effectively manage cash, including subscriptions and redemptions, and foreign currency, the Natural Resources Portfolio may also invest in Exchange Traded Funds, and options and futures.  Due to volatility in the natural resources and commodities markets, there can be no guarantee that the Natural Resources Portfolio will outperform the customized MSCI benchmark in the future.

Commodities Portfolio.  The Commodities Portfolio seeks total return and is designed to achieve positive total return relative to the performance of the Dow Jones UBS Commodity Index Total Return (DJ-UBS Index).  To pursue this goal, it primarily invests in commodity-linked derivative instruments.  To meet coverage and collateral requirements associated with these derivative investments, and invest excess cash, the Fund may hold a portion of its portfolio in fixed-income securities.  To comply with the Internal Revenue Code of 1986, as amended, the commodity-linked derivatives purchased will primarily be commodity-linked structured notes, and the Fund will limit its direct investments in commodity-linked swap agreements and futures such that the income derived from commodity-linked swap agreements and futures is limited to a maximum of 10% of the Fund’s annual gross income.

A commodity-linked structured note contains a return component based on a security, index, or other measure.  Performance of the particular index will affect performance of the commodity-linked structured note.  These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities.  A portion of the commodity-linked structured notes may be tied to the DJ-UBS Index, which is an index comprised of commodity futures, including, but not limited to: aluminum; coffee; gold, natural gas, silver, unleaded gasoline, and wheat.  The commodities in the DJ-UBS Index may change.  The principal value of commodity-linked structured notes held by the Commodities Portfolio is expected to equal between 0% and 25% of the Commodities Portfolio’s net assets at the time of investment, which percentage may be higher or lower as the value of the DJ-UBS Index changes.

Investments in other commodity-linked derivative instruments may have different exposures to other commodities.  The Commodities Portfolio may purchase single commodity-related instruments, such as, futures contracts on oil.  It should be noted that other commodity-linked derivative instruments may have different contract terms, such as different roll dates, reset dates, or contract months other than those specified by a particular commodity index.  As a result, the commodity-linked derivatives component may deviate from the returns of the DJ-UBS Index.  Due to volatility in the commodities and natural resources markets, there can be no guarantee that the Commodity Portfolio will outperform the DJ-UBS Index.

The Fund may invest, irrespective of currency and regardless of the issuer’s country of origin, in convertible bonds and warrant, providing the associated rights confer entitlement to the subscription of shares in companies in which the Fund is permitted to invest under terms of its investment policy.  Furthermore, the Fund may invest in listed and equity-linked notes, which is an instrument whose return is determined by the performance of a single equity security, a basket of equity securities, or an equity index, provided the underlying equities relate to companies permitted under the terms of the Fund’s investment policy.  Investments in equity-linked notes, together with convertible bonds and warrants may not exceed 15% of the net assets of the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Commodity risk
•	Credit risk
•	Derivatives risk
•	Foreign securities risk
•	Industry concentration risk
•	Interest rate risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	Leveraging risk
•	Market risk
•	Model risk
•	Tax risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Credit Suisse Commodity Securities Fund is Credit Suisse Asset Management, LLC (“Credit Suisse”), located at Eleven Madison Avenue, New York, New York 10010.  Credit Suisse is an indirect subsidiary of Credit Suisse Group AG (“CSG”).  CSG’s office is located at Giesshübelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are Jordan Low, Andrew Karsh, and Christopher Burton.

Jordan Low, CFA, Director, is Head of the Quantitative Equities Group in Alternative Investments, and global head of research and portfolio management for quantitative equity products. Mr. Low joined CSG in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to his current role, he ran live portfolios in the US, Canada, and Europe for the Credit Suisse proprietary trading accounts. He joined Credit Suisse Asset Management, LLC in February 2008. Previous to CSG, he worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 in their respective proprietary trading divisions. He managed portfolios focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics, and Mathematics, and a Master of Engineering in Computer Science, all from the Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

Christopher Burton, CFA, Director, is a Portfolio Manager and Trader for the Derivatives Team, and Co-Lead Portfolio Manager for the Total Commodity Return strategy. In this role, Mr. Burton is responsible for analyzing and implementing the team’s hedging strategies, indexing strategies, and excess return strategies. Prior to joining Credit Suisse Asset Management, LLC in 2005, Mr. Burton served as an Analyst and Derivatives Strategist with Putnam Investments, where from 2002 to 2005 he developed the team’s analytical tools and managed their options-based yield enhancement strategies, as well as exposure management strategies. Mr. Burton earned a BS in Economics with concentrations in Finance and Accounting from the University of Pennsylvania’s Wharton School of Business.  Additionally, Mr. Burton holds the Chartered Financial Analyst designation and has achieved Financial Risk Manager® Certification through the Global Association of Risk Professionals (GARP).

Andrew B. Karsh, Director, is a Portfolio Manager and Trader for the Derivatives Team, and Co-Lead Portfolio Manager for the Total Commodity Return strategy. In this role, Mr. Karsh is responsible for analyzing and implementing the team’s hedging strategies, indexing strategies, and excess return strategies.  Prior to his current role, Mr. Karsh served as a Director in the Fixed Income Structuring Group within the Investment Banking division where he had extensive experience structuring and executing complex transactions involving derivatives and cash securities.  Prior to joining CSG in 1999, Mr. Karsh worked in Fixed Income and Derivatives trading at Santander Financial Products, and focused on U.S. Government & Mortgage Backed Securities at Bear Stearns and Co.  Mr. Karsh earned a BS/BA in Finance from American University’s Kogod College of Business and holds FINRA Series 3, 7 and Series 63 certifications.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Credit Suisse Long/Short Fund
Class A

Investment Objective.  The investment objective of the JNL/Credit Suisse Long/Short Fund is total return.

Principal Investment Strategies.  The Fund’s principal investment strategy is to employ a proprietary, quantitative multi-factor model to select an equity portfolio with long-run average total returns greater than the benchmark Standard & Poor’s (“S&P”) 500 Index and with investment risk similar to the S&P 500 Index.  The investment strategy is quantitative in nature; the portfolio managers’ discretion is used to determine the selection and importance of factors in the multi-factor stock selection model.  The Fund’s active quantitative equity management strategy allows the portfolio simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.  The strategy employed by this Fund is a natural expansion of enhanced indexing and long/short strategies, referred to as the U.S. Equity – Short Extension Strategy.  This strategy offers the portfolio management team increased flexibility to express their views on certain equities while maintaining—to a large degree—the S&P 500 Index’s risk factors, such as sector and industry exposures.

The Sub-Adviser generally employs symmetric long and short stock positions around a full market exposure to the S&P 500 Index.  Long positions are typically held at up to 140% of the underlying stock portfolio, and the short constraint is relaxed to a degree allowing short positions of up to 40% of the underlying stock portfolio. The portfolio, including the net short positions, therefore, maintains an expected beta of one (1.0) in relation to the S&P 500 Index while seeking to capture better performance, in the long-run, than the S&P 500 Index.

With this 140/40 approach, the Sub-Adviser pursues a performance target range of 2.0-3.5% excess return over the S&P 500 Index with a volatility range of 2.0-4.0% over or under the return of the S&P 500 Index.

The Sub-Adviser will predominantly invest in large-cap US equities.  In addition, the Sub-Adviser in general will maintain characteristics – risk factor exposures, sector and industry weights, etc. – similar to those of the S&P 500 Index.  The Fund may invest in securities outside of the S&P 500 Index.

Investment Process
The Sub-Adviser adheres to rigorous and disciplined portfolio construction and risk management.  The strategy employs a transparent and innovative quantitative equity investment process, encompassing four steps: (1) formulation of investment views, (2) construction of expected returns, (3) portfolio optimization and implementation, and (4) performance monitoring and attribution analysis.

The investment strategy is quantitative in nature; the portfolio managers’ discretion is used to determine the selection and importance of factors in the Sub-Adviser’s proprietary multi-factor stock selection model.  The portfolio managers’ also utilize their discretion in their selection of portfolio implementation parameters and implementation of short positions in the portfolio.

Step 1: Formulating investment views
The Sub-Adviser utilizes five distinct factor groups – (Valuation, Profitability, Growth, Momentum, and Capital-Use & Balance Sheet Quality) to construct investment views and forecast stock returns.   The selection of these factor groups was determined by the Sub-Adviser through rigorous quantitative research. Each one of the five factor groups is composed of a set of individual fundamental factors that broadly measure similar information.   For example, the Valuation factor group includes measures such as price-to-earnings ratio and price-to-cash flow ratio, both of which relate information about the value (i.e. expensiveness or cheapness) of a company.  The Profitability factor group includes ratios such as return on equity and return on invested capital, both of which describe a company’s returns to capital, or profitability.

Step 2: Constructing the expected returns
The second step of the investment process involves calculating the expected returns of individual stocks given the investment views.  Expected returns are simultaneously calculated for each and every stock in the investment universe according to the following procedures: (a) scoring each stock on the basis of its attractiveness by each of the five factor groups; (b) applying a set of weights to the five scores based on each stock’s unique characteristics; and (c) making a final adjustment to the expected return of each stock given the risks of each stock (i.e., integrating the risk and reward profiles of the companies by penalizing higher risk stocks and rewarding lower risk stocks).  The set of expected returns constructed above reflects the portfolio managers’ best estimate of the relative attractiveness of each stock in the investment universe.

Step 3: Portfolio construction and implementation
Portfolio construction and implementation is the third step of the investment process.  The expected returns constructed above and the risk model are combined in an optimization software with client investment guidelines to derive the optimal portfolio. The portfolio optimization defines the Sub-Adviser’s buys and sells. In general, the investment guideline or restrictions on the Short-Extension Strategy will be added as constraints in the portfolio optimization process to ensure the adherence to investment guideline. The portfolio optimization also ensures that risk characteristics of the portfolio, including sector, industry and risk index exposure, to be similar to those of benchmark and to be within that of the investment guideline.

Portfolio implementation follows the portfolio construction. A defined trading strategy is selected and closely followed, with trade controls (post-trade analysis) and implementation based on the principles of best execution being paramount to the successful construction of the client portfolio.

Step 4: Performance monitoring and attribution analysis
An extensive performance monitoring and attribution analysis process is the final step of the investment process. The performance of the five factor groups is monitored on a daily basis, as is the portfolio’s exposure to those factor groups.  Expected tracking error, market risk and company-specific risk components, client constraints, benchmark changes, corporate actions, and cash management are among the issues monitored and addressed on a daily basis by the portfolio management team.  In addition, regular investment updates of the sources of risk of the Fund and refinements to the stock selection process are considered integral to the ongoing management of client assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Short sales risk
•	Speculative exposure risk
•	Model risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Industry concentration risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Portfolio turnover
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Credit Suisse Long/Short Fund is Credit Suisse Asset Management, LLC (“Credit Suisse”), located at Eleven Madison Avenue, New York, New York 10010.  Credit Suisse is an indirect subsidiary of Credit Suisse Group AG (“CSG”).  CSG’s registered office is located at Giesshübelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.

The portfolio management group from the Credit Suisse Quantitative Equities Group manages the Fund.  Mr. Jordan Low is responsible for the day-to-day management of the Fund.  Mr. Low has been a portfolio manager for the Fund since February 2008.

Jordan Low, CFA, Director, is Head of the Quantitative Equities Group in Alternative Investments, and global head of research and portfolio management for quantitative equity products. Mr. Low joined CSG in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to his current role, he ran live portfolios in the US, Canada, and Europe for the Credit Suisse proprietary trading accounts. He joined Credit Suisse Asset Management, LLC in February 2008. Previous to CSG, he worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 in their respective proprietary trading divisions. He managed portfolios focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics, and Mathematics, and a Master of Engineering in Computer Science, all from the Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Eagle Core Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Eagle Core Equity Fund is long-term growth through capital appreciation, and secondarily, current income.

Principal Investment Strategies.  Under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund seeks to invest in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $5 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate and long-term. The Fund may also invest in preferred stocks and convertible securities that the portfolio managers believe may permit the Fund to achieve its investment objective. The Fund will invest in established companies that the portfolio managers determine are undervalued relative to their earnings growth prospects. The portfolio managers’ strategy combines a “bottom up” research process with a relative-valuation discipline in purchasing stocks. In general, the Fund’s portfolio managers seek to select securities that, at the time of purchase, typically have at least one of the following characteristics: (1) projected earnings growth rate at or above the S&P 500 Index, (2) above-average earnings quality and stability, or (3) a price-to-earnings ratio comparable to the S&P 500 Index.  Although the Fund is diversified, it normally will hold a focused portfolio of stocks of fewer companies than many other diversified funds. As a temporary defensive measure because of market, economic or other conditions, the Fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. If the portfolio manager invokes this strategy, the Fund’s ability to achieve its investment objective may be affected adversely.

The Sub-Adviser picks stocks from the 500 largest names in the Russell 1000 Index (by market capitalization).  It focuses on securities of companies with solid fundamentals, predictable growth and reasonable valuations relative to their peers.  Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses with no competitive advantage(s) are typically eliminated from consideration.  This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

The team develops an earnings model for each company in the resulting universe with each co-portfolio manager responsible for those stocks in his/her sector of expertise.  The research process concentrates on determining sustainable long-term growth prospects.  Finally, a team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Industry concentration risk
•	Investment value style risk
•	Security concentration risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Eagle Core Equity Fund is Eagle Asset Management, Inc. (“Eagle”), 880 Carillon Parkway, St. Petersburg, Florida 33716.  Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.  Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.

In its capacity as Sub-Adviser, Eagle supervises and manages the investment portfolio of the Fund.  Eagle’s Conservative Large Cap Equity team is responsible for the day-to-day management of the Large Cap Core Fund.  The team is compromised of four Co-Portfolio Managers: (1) Mr. Richard Skeppstrom who is a Managing Director and joined Eagle in April 2001 after serving as Senior Portfolio Manager for Evergreen Investment Management’s large cap core program for six years.  Mr. Skeppstrom has primary responsibility for companies within the consumer staples, communications, financials and leisure sectors; (2) Mr. John Jordan III is a Vice President and portfolio co-manager since joining Eagle in April 2001.  Prior to joining Eagle, Mr. Jordan served as Co-Portfolio Manager of Evergreen Investment Management’s large cap core program for two years. Mr. Jordan covers companies within the capital goods/industrials, basic industry, consumer discretionary and communications/networking equipment sectors; (3) Mr. Craig Dauer is a Vice President and has co-portfolio management responsibilities since joining in April 2001.  Prior to joining Eagle, Mr. Dauer served as Co-Portfolio Manager of Evergreen Investment Management’s large cap core program for two years.  Mr. Dauer is responsible for covering pharmaceuticals, medical devices, consumer staples and retailers; and (4) Mr. Robert Marshall is a Vice President since joining Eagle in September 2002.  From 1995 to 2002, Mr. Marshall served as Director/Senior Vice President of equity research at Wachovia Securities for seven years.  Mr. Marshall covers cyclical growth companies, technology (enterprise hardware, semiconductors, computer services and software) and brokerages.

Each portfolio manager is responsible for actively researching companies within their individual areas of expertise and uses intensive fundamental analysis to develop proprietary earnings and valuation models for each company he follows.  The team applies this relative-valuation approach consistently across the portfolio every day.  Initial recommendations on a course of action are made by the portfolio co-manager responsible for each sector.  Buy-and-sell decisions are made in consultation with the team.  As managing director, Mr. Skeppstrom ultimately authorizes all co-managers’ buy-and-sell decisions.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Eagle SmallCap Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.  The Sub-Adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long-term earnings growth rate or asset value.  The Sub-Adviser generally invests in companies which have accelerating earnings, reasonable valuations, strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity.  The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investments in IPOs
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Growth investing risk
•	Market risk
•	Temporary defensive positions and large cash positions

Other investments. The Fund may also invest in American Depositary Receipts of foreign issuers, U.S. government securities, repurchase agreements and other short-term money market instruments which may diminish returns.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Eagle SmallCap Equity Fund is Eagle Asset Management, Inc. (“Eagle”), 880 Carillon Parkway, St. Petersburg, Florida 33716.  Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.  Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.

Bert L. Boksen, a Senior Vice President, Managing Director and Portfolio Manager of Eagle, and Eric Mintz, CFA, an Assistant Portfolio Manager of Eagle, are responsible for the day-to-day management of the Fund.  Mr. Boksen joined Eagle in April 1995 as a Senior Vice President and has portfolio management responsibilities for its small cap equity accounts. He was appointed a Managing Director in June 1999.  Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department.  While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee.  Mr. Boksen has had responsibility for the day-to-day management of the Fund since the inception of the Fund.  As portfolio manager, Mr. Boksen dedicates the majority of his time to investment research and portfolio management and acts as a generalist, covering a variety of different issues.  The research analysts and portfolio manager are responsible for performing in-depth fundamental research for the portfolio.  Mr. Boksen relies upon a team of research analysts for in-depth company information.  The research analysts are specialists, assigned to specific industries.  Team members meet on a daily basis to discuss investment candidates, as well as securities in the portfolio.  Mr. Boksen retains final authority for all buy-and-sell decisions.

Mr. Mintz has been Assistant Portfolio Manager since 2008 and Senior Research Analyst at Eagle since 2005. Mr. Mintz joined Eagle in 2005 as a Senior Research Analyst and brings 12 years of investment experience as an analyst and research associate. Mr. Mintz assists Mr. Boksen in the responsibilities of managing the Fund. Mr. Mintz does not have individual discretion over the assets of the Fund. Previously, Mr. Mintz served as Vice President of equity research for the Oakmont Corporation from 1999 to 2005.He holds a B.A. in economics from Washington and Lee University and earned his M.B.A. from the University of Southern California.  Mr. Mintz received his Chartered Financial Analyst designation in 2000.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Founding Strategy Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Founding Strategy Fund is capital appreciation.

Principal Investment Strategies. The investment results of the Underlying Funds will vary.  As a result, the pre-determined percentage allocations to the Underlying Funds will be monitored daily by the Fund’s Adviser.

The Fund seeks to achieve its objective by making allocations (approximately 33 1/3%) of its assets and cash flows among the following three Underlying Funds:

•	JNL/Franklin Templeton Income Fund;
•	JNL/Franklin Templeton Global Growth Fund; and
•	JNL/Franklin Templeton Mutual Shares Fund.

The Fund’s allocations to the Underlying Funds may be rebalanced when the actual allocations to the Underlying Funds approaches plus or minus 3% of the predetermined allocation percentages.  The Fund seeks to maintain the pre-determined allocation percentages among the Underlying Funds and may invest new cash flows to, or process redemptions from, one or more of the Underlying Funds at the discretion of the Adviser.  Further, the performance and income distributions of the Fund may differ from the performance and income distributions of the Underlying Funds, as a result of the variations in the Fund’s allocations.  Please see the disclosure for the Underlying Funds for their respective principal investment strategies and risks.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	Interest rate risk
•	Investment value strategy risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Risk arbitrage securities and distressed companies
•	Small cap investing risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the JNL/Franklin Templeton Founding Strategy Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $51.5 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed on a team basis.  Daniel W. Koors has primary responsibility for the day-to-day management of the Fund’s portfolio, and is assisted by Lynn M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust.  Mr. Koors has been a manager of the Fund since its inception.  Mr. Koors has been associated with JNAM and/or its affiliates since August 2006.  Mr. Koors was elected Senior Vice President in January 2009 and Chief Financial Officer of JNAM in January 2007.  In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006.  Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Director of Separate Account and Transfer Agent Operations at JNAM since July 2008, and was a Director from August 2005 through July 2008.  Ms. Mouser has worked processing Fund transactions since the inception of the Fund.  Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations.  Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.

Both Mr. Koors and Ms. Mouser review the allocations made to the Fund and the application of the investment strategy.  Mr. Koors and Ms. Mouser play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

JNL/Franklin Templeton Global Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Global Growth Fund is long-term capital growth.

Principal Investment Strategies.  Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

An equity security or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company’s business, any income paid to shareholders, the value of its assets, and general market conditions.  Common stocks, preferred stocks and convertible securities are examples of equity securities.  Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).  The Fund also invests in depositary receipts.  These are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

In addition to the Fund’s main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.  Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally to pay interest to the holder.  Bonds, notes and debentures are examples of debt securities.  In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

The Fund may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy to enhance its returns.  No more than 5% of the Fund’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment).  With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time.  The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for this Fund, the Sub-Adviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential.  The Sub-Adviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (TALF ABS), the Fund may borrow from the Federal Reserve Bank of New York (NY Fed) under its Term Asset-Backed Securities Loan Facility (TALF). Pursuant to the TALF Program, the Fund may receive one or more three to five year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Emerging markets risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus.  These certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.  These securities and techniques may subject the Fund to additional risks.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Interest rate risk
•	Leveraging risk
•	Market risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Franklin Templeton Global Growth Fund is Templeton Global Advisors Limited (“Global Advisors”), Lyford Cay, Nassau, Bahamas.  Together, Global Advisors and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Cindy L. Sweeting, CFA (President of Global Advisors) has been a manager of the Fund since December 2007.  Ms. Sweeting is director of portfolio management for the Templeton Global Equity Group, and lead portfolio manager of Templeton Growth Fund, Inc. and the European based Templeton Growth Fund.  She also has portfolio management responsibility for institutional separate account relationships with both global and international mandates.  Ms. Sweeting has 25 years of experience in the investment industry.  She joined Franklin Templeton Investments in Templeton’s Nassau office in 1997, and most recently served as director of research for the Templeton Global Equity Group, before assuming her current responsibilities.  Ms. Sweeting graduated summa cum laude from Georgetown University, where she earned her B.S. in business administration with a concentration in finance.  She has served as vice president of the board of directors for the International Society of Financial Analysts (“ISFA”), which has now merged with the CFA Institute.  She was a founding member and past president of the Bahamas Chapter of ISFA.  Ms. Sweeting is a Chartered Financial Analyst (“CFA”) Charterholder.

•
Tucker Scott, CFA (Executive Vice President) has been a manager of the Fund since October 2007.  Mr. Scott joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts.  Mr. Scott has global research responsibilities for paper and forest products, commercial services and supplies, Switzerland and Austria, as well as small cap capital goods.  Mr. Scott earned his B.A. in history from the University of Virginia and a M.B.A. from the Amos Tuck School of Business at Dartmouth College.  Mr. Scott is a Chartered Financial Analyst and member of the CFA Institute.

•
Lisa F. Myers, CFA (Vice President of Global Advisors) has been a manager of the Fund since its inception.  Ms. Myers is the lead equity portfolio manager of Templeton Growth Fund.  Ms. Myers also manages institutional separate accounts with international and global mandates. She is the coordinator of the global consumer team and has direct research responsibility for the global retail and textile and apparel industries. She joined Franklin Templeton Investments in 1996.  Ms. Myers earned her B.A. from the University of Pennsylvania and her J.D. from Georgetown University, where she also taught legal research and writing.  Ms. Myers is a Chartered Financial Analyst (CFA) Charterholder and is a member of the CFA Institute.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Income Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Income Fund is to maximize income while maintaining prospects for capital appreciation.

Principal Investment Strategies.  Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

Debt securities represent an obligation of the issuer to repay a loan of money to it and generally provide for the payment of interest.  These include bonds, notes and debentures.  An equity security, or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions.  Common stocks, preferred stocks and convertible securities are examples of equity securities.  Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.  In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s (“S&P®”) and Moody’s Investors Service (“Moody’s”) are considered investment grade.  Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody’s or BB or lower by S&P or from unrated securities deemed by the Fund’s manager to be of comparable quality.  Such high-yield securities are considered to be below “investment grade” and are sometimes referred to as “junk bonds.”  Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase.

The Fund may invest up to 25% of its assets in foreign securities.  It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The Fund’s manager searches for securities it deems to be undervalued or out-of-favor securities and believes offer opportunities for income today and significant growth tomorrow.  It performs independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by rating agencies.  In its analysis, the manager considers a variety of factors, including the following:

•	Management strength, experience and track record;
•	Responsiveness to changes in interest rates and business conditions;
•	Debt maturity schedules and borrowing requirements;
•	The company’s changing financial condition and market recognition of the change; and
•	A security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects.

When the Sub-Adviser believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments.  Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations repurchase agreements, money market fund shares and other money market instruments.  The Sub-Adviser also may invest these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.  In these circumstances, the Fund may be unable to achieve its investment goal.

While the Fund does not concentrate in any one industry, it may make significant investments in the utilities, healthcare, and financial services sectors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Investment value style risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Credit risk
•	Currency risk
•	Income risk
•	Leveraging risk
•	Loans risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Sector risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Income Fund is Franklin Advisers, Inc. (“Franklin Advisers”), One Franklin Parkway, San Mateo, California 94403-1906.  Together, Franklin Advisers and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•	Edward D. Perks, CFA (Vice President of Franklin Advisers) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1992.
•	Charles B. Johnson (Chairman of the Board of Franklin Advisers) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1957.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton International Small Cap Growth Fund (formerly, JNL/Capital Guardian International Small Cap Fund)
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton International Small Cap Growth Fund is long-term capital appreciation.

Principal Investment Strategies.  Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion.

Smaller international companies are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) EAFE Small Cap Index, whichever is greater, at the time of purchase.  The MSCI EAFE Small Cap Index is designed to measure the equity market small cap segment performance in the global developed markets, excluding the U.S. and Canada.

The Fund considers international companies to be those organized under the laws of a country outside of the United States or having a principal office in a country outside of the United States, or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the United States. The Fund may invest in emerging market countries.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. The Fund invests predominantly in securities listed or traded on recognized international markets in developed countries included in the MSCI EAFE Small Cap Index.

In choosing individual equity investments, the Fund’s manager utilizes a fundamental “bottom-up” approach involving in-depth proprietary analysis of individual equity securities. In narrowing down the universe of eligible investments, the manager employs a quantitative and qualitative approach to identify smaller international companies that may benefit from longer-term dynamic growth. These companies tend to have proprietary products and services, which can sustain a longer-term competitive advantage, and tend to have a higher probability of maintaining a strong balance sheet and/or generating cash flow. After a company is identified, a thorough analysis is conducted to establish the earnings prospects and determine the value of the company.  Overall, the manager seeks to invest in growth companies with attractive valuations.

The manager does not select investments for the Fund that are merely representative of the small cap asset class, but instead aims to produce a portfolio of securities of exceptional companies operating in sectors that offer attractive growth potential. The manager has a team of research analysts fully dedicated to the identification of smaller companies that have, in their opinion, the potential to provide above average performance. While the manager seeks to outperform the MSCI EAFE Small Cap Index, positions may be taken by the Fund that are not represented in that index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign securities risk
•	Market risk
•	Security concentration risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Growth investing risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/Franklin Tempelton International Small Cap Growth Fund is Franklin Templeton Institutional, LLC (“FT Institutional”), 600 Fifth Avenue, New York, New York 10020.  FT Institutional is an indirect subsidiary of Franklin Resources, Inc.  Together, FT Institutional and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed by a team of dedicated professionals focused on investments in international securities, both of small capitalization companies and mid- large-capitalization companies.  The portfolio managers are as follows:

•
Edwin Lugo CFA (Vice President of FT Institutional) has been lead portfolio manager of the Fund since its May 2010. Mr. Lugo has primary responsibility for the investments of the Fund.  Mr. Lugo has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements.  The degree to which Mr. Lugo may perform these functions, and the nature of these functions, may change from time to time.  Mr. Lugo joined FT Institutional in June 2006.  Prior to rejoining the Franklin Templeton organization, Mr. Lugo was an international portfolio manager with Brown Capital Management from 2002 to 2006.

•
David Glazer CFA (Research Analyst of FT Institutional) has been a portfolio manager of the Fund since May 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.  Prior to joining FT Institutional in 2005, Mr. Glazer was an analyst/portfolio manager at Boston Common Asset Management and Glickenhaus and Co., as well as analyst at Harbor Capital/Fortis Investments and Boston Partners Asset Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report dated December 31, 2009.

JNL/Franklin Templeton Mutual Shares Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Mutual Shares Fund is capital appreciation, which may occasionally be short-term, and secondarily, income.

Principal Investment Strategies.  Under normal market conditions, the Fund invests mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  In pursuit of their value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest.  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion in smaller companies.

The Fund intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets.  In addition, from time to time, the Fund may use forward foreign currency exchange contracts to hedge against currency risks when the Sub-Adviser believes it would be advantageous to the Fund to do so.  The Fund may invest in fixed-income securities, including, high-yield bonds and unrated securities.  The Fund may also invest in illiquid securities and securities with a limited trading market.

The Fund invests primarily in securities of companies that the Sub-Adviser believes are trading at a discount to their intrinsic value.  To a lesser extent, the Fund also invests in risk arbitrage securities (securities of companies involved in restructuring or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company) and securities of distressed companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.  While the Fund generally purchases securities for investment purposes, the Sub-Adviser also may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Fund may benefit.  Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank.  By purchasing all or a part of a company’s direct indebtedness, a Fund, in effect, steps into the shoes of the lender. If the loan is secured, a Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders.

When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security.  The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.  The Fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies.  The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.  When engaging in an arbitrage strategy, a Fund typically buys one security while at the same time selling short another security.  Such Fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, a Fund attempts to profit from a perceived relationship between the values of the two securities.  Each Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event as further discussed under “Risk arbitrage securities and distressed companies risk” below.

The Sub-Adviser employs a research driven, fundamental value strategy.  In choosing equity investments, the Sub-Adviser focuses on the market price of a company’s securities relative to the Sub-Adviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings.  Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Sub-Adviser’s own analysis of the security’s intrinsic value rather than coupon rate or rating of the security.

The Sub-Adviser may keep a portion, which may be significant at times, of the Fund’s assets in cash or invested in high-quality short-term, money market instruments, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund’s investment criteria exist or that it may otherwise be necessary to maintain liquidity.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Risk arbitrage securities and distressed companies risk
•	Investment value style risk
•	Emerging markets risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus.  These securities and techniques may subject the Fund to additional risks.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Derivatives risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Short sales risk
•	Small cap investing risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Mutual Shares Fund is Franklin Mutual Advisers, LLC (“Franklin Mutual”), 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078.  Together, Franklin Mutual and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The following individuals are jointly responsible for the day-to-day management of the Fund. The portfolio manager for the Fund has primary responsibility for the investments of the Fund and has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which a portfolio manager may perform these functions, and the nature of these functions, may change from time to time. The assistant portfolio managers provide research and advice on the purchases and sales of individual securities and portfolio risk assessment.  Mr. Langerman and Mr. Segal are co-portfolio managers for the Fund and Ms. Turner is an assistant portfolio manager for the Fund.

•
Peter A. Langerman (President and Chief Executive Officer of Franklin Mutual) has been a manager of the Fund since its inception.  He rejoined Franklin Templeton Investments, an affiliate of Franklin Mutual in 2005.  He originally joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and portfolio manager, before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds.  Mr. Langerman graduated magna cum laude from Yale University, earning his B.A. in Russian studies.  He holds a Master’s degree in Accounting from New York University Graduate School of Business and received his Juris Doctor from Stanford University Law School.

•
Deborah A. Turner, CFA (Portfolio Manager of Franklin Mutual) has been a manager of the Fund since its inception.  Ms. Turner has been an assistant portfolio manager since 2001.  Prior to that she was an Analyst from 1996 to 2001.  She joined Franklin Templeton Investments in 1996.  From 1993 to 1996, Ms. Turner was employed at Heine Securities Corporation as an Analyst.  Ms. Turner has more than 13 years of experience in the investment management industry.  Ms. Turner earned her B.A. in Economics from Vassar College. She is a Chartered Financial Analyst (CFA) Charterholder.

•
F. David Segal, CFA (Portfolio Manager of Franklin Mutual) has been a manager of the Fund since its inception. He is an analyst for Franklin Mutual Advisers specializing in the autos and auto parts, paper and forest products and special situations. He joined Franklin Templeton Investments in 2002.  Previously, Mr. Segal was an analyst in the Structured Finance Group of MetLife from 1999 to 2002.  He has 13 years of experience in the financial services industry.  Mr. Segal earned his B.A. from the University of Michigan, Ann Arbor and an M.B.A. from New York University’s Stern School of Business. He is a Chartered Financial Analyst (CFA) Charterholder. Mr. Segal is a member of the New York Society of Security Analysts.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Small Cap Value Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Small Cap Value Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small capitalization companies.  Small capitalization companies are companies with market capitalizations (the market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.

The Fund invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation.  Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities.  In choosing investments that are undervalued, the Fund's manager focuses on companies that have one or more of the following characteristics:

•	Stock prices that are low relative to current, or historical or future earnings, book value, cash flow, or sales – all relative to the market, a company's industry or a company's earnings growth;
•	Recent sharp price declines (fallen angels) but still have growth potential in the manager's opinion; or
•
Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

A stock price is undervalued, or a “value” when it is less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth.  The manager may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company.  The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products.  Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

The small capitalization companies in which the Fund invests have market capitalizations (share price times the number of shares of common stock outstanding) under $3.5 billion at the time of the Fund's investment (sometimes called “small cap”).  The Fund currently intends to limit its investments in foreign securities to no more than 25% of its total assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Currency risk
•	Cyclical opportunities risk
•	Foreign securities risk
•	Industry concentration risk
•	Market risk
•	Mid-capitalization investing risk
•	Interest rate risk
•	Sector risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Small Cap Value Fund is Franklin Advisory Services, LLC (“Advisory Services”), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024.  Together Advisory Services and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
William J. Lippman (President of Advisory Services) has been President of the Fund since inception and has more than 30 years experience in the securities industry.  He joined Franklin Templeton Investments in 1988.

•	Bruce C. Baughman, CPA (Senior Vice President of Advisory Services), has been a manager of the Fund since inception. He joined Franklin Templeton Investments in 1988.
•	Margaret McGee (Vice President of Advisory Services) has been a manager of the Fund since inception. She joined Franklin Templeton Investments in 1988.
•
Donald G. Taylor, CPA (Senior Vice President of Advisory Services), has been a manager of the Rising Dividends Fund and Small Cap Value Fund since 1996.  He joined Franklin Templeton Investments in 1996.

•
Y. Dogan Sahin, CFA (Portfolio Manager of Advisory Services), has been a portfolio manager of the Franklin Small Cap Value Fund since June 2007.  Mr. Sahin is also a part of a research team for other funds managed by Franklin Advisory Services.  He joined Franklin Templeton Investments in 2001.  Prior to his current position, Mr. Sahin was a research analyst in Franklin’s San Mateo, California office, where he provided industry-specific equity research of specialty retail companies.  Mr. Sahin earned a B.A. in chemistry and biology from Carleton College and an M.A. in molecular and cell biology from U.C. Berkeley.  He is a Chartered Financial Analyst (CFA) Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Core Plus Bond Fund
Class A

Investment Objective.  The primary investment objective of the JNL/Goldman Sachs Core Plus Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

Principal Investment Strategies.  The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.  The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities (securities rated BB- or below by one nationally recognized statistical ratings organization or, if unrated, determined by the Sub-Adviser to be of comparable quality) (commonly referred to as “junk bonds”), emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.  These segments include U.S. government securities and mortgage- and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization.  The Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes.  The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.  For purposes of this 75% constraint, the Fund will not deem a security to be non-investment grade if one NRSRO rates the security as investment grade.

The Sub-Adviser uses duration management as a fundamental part of the management for this Fund. Generally, the Sub-Adviser expects to track the duration of the Barclays Capital U.S. Aggregate Bond Index (plus or minus 1.5 years) although the securities held may have short, intermediate, and long terms to maturity. The Fund’s average duration will not likely exceed 6 years. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity and call features. It’s often used to measure the potential volatility of a bond’s price, and is considered a more accurate measure than maturity of a bond’s sensitivity to changes in market interest rates.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Emerging markets risk
•	High-yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Leveraging risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Portfolio turnover
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Core Plus Bond Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $753.4 billion (including seed capital and excluding assets under supervision).

In connection with GSAM’s service as sub-adviser to the Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Fund.  The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies.  GSAMI is not compensated by the Trust.  GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs.  GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis. The individual members of the team, who are assisted by the U.S. and Global Fixed Income-Investment Management Team (“U.S. Fixed Income Team”), and are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Michael Swell (Managing Director, Co-Head of US Fixed Income, US and Global Fixed Income) joined GSAM in 2007 as a Managing Director and Head of Structured Products.  Mr. Swell is directly responsible for creating structured product asset management vehicles across the spectrum of Fixed Income products and managing opportunistic/alternative portfolios.  Prior to joining GSAM, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division. Prior to joining Friedman, Billings & Ramsey, Mr. Swell was the Vice President in charge of Freddie Mac’s Securities Sales and Trading Group, Freddie Mac’s in-house MBS broker dealer.  Mr. Swell has a BA in Politics and Economics from Brandeis University, a General Course Degree from the London School of Economics and a MA in International Economics and Finance from the Lemberg School at Brandeis University.

•
James B. Clark (Managing Director, Global Head of Portfolio Construction and Risk Management) joined GSAM as a portfolio manager for the U.S. Fixed Income Team in 1994.  Mr. Clark became a managing director in 2001 and a partner in 2006.  Prior to his current role, Mr. Clark was the Co-Head of U.S. Fixed Income as well as the head of the portfolio management gropu specializing in mortgage and asset-backed securities.  Prior to becoming co-head of the US Fixed Income Team, Mr. Clark headed the portfolio management group specializing in mortgage-backed and asset-backed securities.  Mr. Clark earned a BA from Kenyon College in 1988 and an MBA from the University of Chicago in 1992.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Emerging Markets Debt Fund
Class A

Investment Objective.  The investment objective of the JNL/Goldman Sachs Emerging Markets Debt Fund is a high level of total return consisting of income and capital appreciation.

Principal Investment Strategies.  The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.  Sovereign debt in this Prospectus consists of fixed income securities issued by a national government within a given country denominated in the currency of that country, as well as, debt denominated in U.S. dollars (sometimes referred to as “Brady Bonds”), and may also include nominal and real inflation-linked securities. Currency investments, particularly longer-dated forward contracts, provide the Fund with currency and interest rate exposure similar to investments in sovereign and corporate debt.

The Sub-Adviser may consider, but is not bound by, classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, emerging countries include, among others, most African, Asian, Eastern European, Middle Eastern, South and Central American nations. The Sub-Adviser currently intends that the Fund’s investment focus will be in the following emerging countries: Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Dominican Republic, Egypt, Estonia, Ghana, Hong Kong, Hungary, India, Indonesia, Kazakstan, Kenya, Latvia, Lithuania, Malawi, Malaysia, Mauritius, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, Russia, Serbia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Tanzania, Thailand, Turkey, Uganda, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia, as well as other emerging countries to the extent that foreign investors are permitted by applicable law to make such investments.

The Fund may invest in all types of emerging country fixed income securities, including the following:

•
Brady bonds (Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan) and other debt issued by governments, their agencies and instrumentalities, or by their central banks;

•	Interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers;
•	Fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper);
•	Loan participations; and/or
•	Repurchase agreements with respect to the foregoing.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated. Non-investment grade fixed income securities (commonly known as ‘‘junk bonds’’) tend to offer higher yields than higher-rated securities with similar maturities. Non-investment grade securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than more highly rated securities. The Fund may purchase the securities of issuers that are in default.

Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Although a majority of the Fund’s assets will be denominated in non-U.S. Dollars, the Fund may invest in securities denominated in the U.S. Dollar.

Additionally, the Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts, to gain exposure to certain countries or currencies.

Currently, the Sub-Adviser’s emerging markets debt strategy invests significantly in emerging market sovereign issues. As such, country selection is believed to be the most important factor in the portfolio construction process. The Sub-Adviser evaluates macro developments and assesses the net flows within countries. The next most important factor is security selection.

Analysis of emerging market debt involves an understanding of the finances, political events, and macroeconomic condition of a country. The Sub-Adviser’s research analysts analyze the ‘‘balance sheets’’ of the countries they follow. This may include evaluating factors such as balance of payments, tax revenues, and external and domestic debt. They also assess macroeconomic measures, which may include inflation, interest rates, growth prospects and monetary policy. For some emerging market debt countries, politics is the key driver of performance. As a result, the Sub-Adviser’s research analysts may spend a significant portion of their time following the political developments of the countries they cover.

Fundamental analysis is combined with valuation techniques to determine relative values of securities. Although the Sub-Adviser may believe a security is attractive from a fundamental point of view, the Sub-Adviser may not believe the price is attractive relative to other credits. As a result, even if the Sub-Adviser likes a security’s fundamentals, the Sub-Adviser may not invest in it due to its valuation. Likewise, the Sub-Adviser may believe that a certain security’s fundamentals are less positive but may invest in the security because the Sub-Adviser believes the yield offers significant compensation for the additional risk.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds. Therefore, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and sub-Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Emerging market risk
•	Non-diversification risk
•	High-yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Foreign securities risk
•	Interest rate risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Prepayment risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The Fund may invest in the aggregate up to 20% of its net assets in investments other than emerging country fixed income securities, currency investments and related derivatives, including (without limitation) emerging country equity securities and both equity securities and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.
The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Emerging Markets Debt Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, including its investment advisory affiliates, had assets under management of $753.4 billion (including seed capital and excluding assets under supervision).

In connection with GSAM’s service as sub-adviser to the Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Fund.  The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies.  GSAMI is not compensated by the Trust for these services.  GSAM, together with GSAMI and its other affiliates, determine the compensation, if any, for intercompany servicing arrangements of this sort.  GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs.  GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Samuel Finkelstein (Managing Director, Lead Portfolio Manager, Global Head of Macro Strategies).  Mr. Finkelstein joined the GSAM in 1997 as an analyst. Prior to joining the emerging market team in 2000, he worked in the fixed income risk and strategy group where he constructed portfolios and monitored risk exposure. Mr. Finkelstein became a managing director in 2005 and the Global Head of Macro Strategies in 2010.  Prior to that, he worked for one year as a foreign currency trader at the Union Bank of Switzerland.  Mr. Finkelstein earned an MBA from New York University’s Stern School of Business, and a BA in Economics and Mathematics from Yale University.

•
Ricardo Penfold (Vice President, Portfolio Manager, US and Global Fixed Income).  Mr. Penfold joined the GSAM in 2000. Prior to that he was Head of Research and Economics in Venezuela for Santander Investments and Banco Santander Central Hispano for four years.  Mr. Penfold received his BA from Boston University, and has a master degree and is a Ph.D. candidate in Economics at the University of Pennsylvania.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Mid Cap Value Fund
Class A

Investment Objective.  The investment objective of the JNL/Goldman Sachs Mid Cap Value Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  AS of November 30, 2009, the capitalization range of the Russell Midcap® Value Index was between $251 million and $13.4 billion.  Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may also invest in derivatives.

The Fund may invest in the aggregate up to 20% of its net assets in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment style value risk
•	Foreign securities risk
•	Mid-capitalization investing risk
•	Emerging markets risk
•	Derivatives risk
•	Investments in initial public offerings of securities (“IPO”s)

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Interest rate risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Mid Cap Value Fund is Goldman Sachs Asset Management, L.P. (“GSAM®”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $753.4  billion (including seed capital and excluding assets under supervision).

The Fund is managed on a team basis.  The individual members of the team, who are assisted by the Value Investment Team (“Value Team”), and are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Dolores Bamford, CFA (Managing Director) joined GSAM as a portfolio manager for the Value Team in April 2002.  Dolores is a Portfolio Manager for the US Value Team, where she has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm’s Mid Cap Value and Socially Responsible accounts.  Prior to joining GSAM, Ms. Bamford was a Portfolio Manager and Research Analyst at Putnam Investments for Value products since 1992. Ms. Bamford has 20 years of industry experience focused on value investing.  She received a BA from Wellesley College and an MS from MIT Sloan School of Management.

•
David L. Berdon (Managing Director) joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002.  Mr. Berdon is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Before joining GSAM in 2001, Mr. Berdon was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc., a Principal Consultant at Diamond Technology Partners.  Mr. Berdon has 12 years of industry experience.  He received a BA in Government and Law from Lafayette College and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

•
Andrew Braun (Managing Director, Co-Chief Investment Officer) joined the GSAM as a mutual fund product development analyst in July 1993.  Mr. Braun is Co-CIO and portfolio manager of the US Value Equity team, where he oversees the portfolio management and investment research efforts for the firm's US value equity accounts.  Mr. Braun has 18 years of industry experience and has been a member of the US Value Equity team since 1997.  He currently has research responsibility for banks, specialty finance and broker dealers.  He has also covered insurance, basic materials, environmental services and transportation stocks throughout his tenure at Goldman Sachs.  He received a BA in Economics from Harvard University and an MBA in Finance and Economics from the Stern School of Business at New York University.

•
Scott Carroll, CFA (Managing Director) joined GSAM as a portfolio manager for the Value Team in May 2002.  Mr. Carroll is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm's Mid Cap Value accounts.  Before joining GSAM in 2002, Mr. Carroll spent over five years at Van Kampen Funds, where he had portfolio management and analyst responsibilities for a Growth and Income and Equity Income funds.  Mr. Carroll has 18 years of industry experience.  He received a BS in Accounting from Northern Illinois University and an MBA from the University of Chicago Graduate School of Business.

•
Sean A. Butkus, CFA (Vice President) joined GSAM as a research analyst on the Value Team in July 2004 and became a portfolio manager in 2006.  Mr. Butkus is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Mr. Butkus joined Goldman Sachs Asset Management in 2004.  Previously, he worked on the Business Planning Team of the Investment Management Division at Goldman Sachs, providing analytical support and offering strategic advice to the division's management team.  Mr. Butkus has 12 years of industry experience.  He received a BS in Natural Science and Accounting from Muhlenberg College and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

•
Sean Gallagher (Managing Director, Co-Chief Investment Officer) joined GSAM as a research analyst in May 2000.  Mr. Gallagher is Co-CIO and portfolio manager of the US Value Equity team, where he oversees the portfolio management and investment research efforts for the firm's US value equity accounts.  Mr. Gallagher has 16 years of industry experience and has been a member of the US Value Equity team since 2000.  He currently has research responsibilities for telecommunications, media, cable and health care.  Mr. Gallagher received a BS in Finance from Drexel University and an MBA in Finance and Accounting from the Stern School of Business at New York University.

•
J. Kelly Flynn (Managing Director) joined GSAM as a portfolio manager in April 2002.  Mr. Flynn is a Portfolio Manager for the US Value Team, where he has broad research responsibilities across value the strategies.  Prior to joining GSAM in 2002, Mr. Flynn spent 3 years at Lazard Asset Management as a Portfolio Manager for Small Cap/SMID Cap Value products.  Before Lazard, Mr. Flynn was a small cap value Portfolio Manager at 1838 Investment Advisors.  Mr. Flynn has 18 years of industry experience.  He received a BA from Harvard and an MBA from the Wharton School of Business at the University of Pennsylvania.

•
John Arege, CFA (Vice President) joined GSAM as a portfolio manager on the Core Equity team in 2006 and later joined the US Value Team as a portfolio manager in 2007.  Mr. Arege is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Mr. Arege joined the Value team in 2007 as a Portfolio Manager responsible for the Insurance and Asset Management sectors for the Mid Cap and Large Cap portfolios. He joined GSAM in 2006, as a Portfolio Manager on the Core Equity team, from Merrill Lynch Investment Managers where he was a senior analyst on the Value team and was responsible for the energy and financials services sectors. Prior to that, Mr. Arege worked for Standard and Poor’s in New York. He received his B.A. from Catholic University and a Masters in Finance from Boston University. John also holds a law degree and is a CFA Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Ivy Asset Strategy Fund
Class A

Investment Objective.  The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

Principal Investment Strategies.  The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

•
“Stocks” include equity securities of all types, although the Sub-Adviser, typically emphasizes a blend of value and growth potential in selecting stocks.  Value stocks are those that the Sub-Adviser believes are currently selling below their true worth, while growth stocks are those whose earnings the Sub-Adviser believes are likely to grow faster than the economy.  The Fund may invest in the securities of any size company, including those within the small to mid-capitalization range.

•
“Bonds” include all varieties of fixed-income instruments, such as corporate debt securities, mortgage backed securities, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year.  This investment type may include a significant amount, up to 35% of the Fund’s total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor’s, a wholly-owned subsidiary of The McGraw Hill Companies, Inc. (“S&P”) or Ba and below by Moody’s Investors Service, Inc. (“Moody’s”) or unrated bonds deemed by the Sub-Adviser to be of comparable quality.

•	“Commodities” include all varieties of resources and commodities, however, the Fund will primarily invest in commodities through the purchase and sale of precious metals.

•	“Short-term instruments” include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.

Within each of these investment types, the Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

The Sub-Adviser may allocate the Fund’s investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively.  The Sub-Adviser may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks, commodities, and bonds in any fixed proportion, nor is it limited by investment style or by the issuer’s location, size, market capitalization, or industry sector.  The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Fund may invest in any market that the Sub-Adviser believes can offer a high probability of return or, alternatively, that can provide a high degree of safety in uncertain times.  Dependent on the outlook for the U.S. and global economies, the Sub-Adviser makes top-down allocations among stocks, bonds, cash, precious metals and currency markets around the globe.  After determining allocations, the Sub-Adviser seeks attractive opportunities within each market.

The Sub-Adviser may, when consistent with the Fund’s investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives).  The Sub-Adviser may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Prior Performance of a Related Fund.  The JNL/Ivy Asset Strategy Fund (“Fund”) has substantially similar investment objectives, policies and investment strategies as Ivy Asset Strategy Fund (“Related Fund”).  The Related Fund is managed by Ivy Investment Management Company, the same Sub-Adviser which manages the Fund.

The historical performance of the Related Fund is shown below and shows how this performance compares with those of a broad measure of market performance.  This performance data should not be considered as an indication of future performance of the Fund. The Related Fund performance figures shown below:

•	reflect the deduction of the historical fees and expenses paid by the Related Fund and not those paid by the Fund.

•
do not reflect Contract fees or charges  imposed by Jackson  National Life Insurance Company/Jackson National Life Insurance Company of New York.  Investors should refer to the separate account prospectus for information describing the Contract fees and charges.  These fees and charges will lower the Fund’s performance.

The Fund and the Related Fund are expected to hold similar securities.  However, their investment results are expected to differ for the following reasons:

•	differences in asset size and cash flow resulting from purchases and redemptions of the Fund shares may result in different security selections

•	differences in the relative weightings of securities

•	differences in the price paid for particular portfolio holdings

•	differences relating to certain tax matters.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical performance of the Related Fund.  It compares the Fund’s average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund’s A Share returns include the maximum sales charge for Class A shares (5.75%) and treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

Related Fund Performance For Periods Ended December 31, 2009

Average Annual Returns As Of December 31, 2009
	Related Fund (Class C)	Related Fund (Class A)	S&P 500 Index
1 year	22.84%	23.81%	26.46%
3 years	8.23%	9.04%	-5.63%
5 years	12.84%	13.68%	0.42%
10 years	9.46%	9.15%	-0.95%

* The returns shown for Class C shares are based on the performance of the Related Fund’s prior Class B shares.  On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.  The prior Class B’s performance has been adjusted to reflect the current CDSC.  Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

** Since inception: July 10, 2000

Note that the performance shown would be lower upon taking into account charges assessed in connection with a variable annuity or variable life contract.

The Adviser or its affiliates have independently verified none of the performance or expense information for the Related Fund performance.

Related Fund performance is presented net of all fees and reflects reinvestment of dividends and capital gains.  The fees deducted are higher than the expenses incurred by the Fund. If expenses of the Fund had been deducted instead, the performance results of the Related Fund would have been higher. Actual performance will vary depending on the size of the portfolio and applicable fee schedule.  Past performance does not guarantee future results.

The S&P 500 is an unmanaged index of common stock prices and includes reinvestment of dividends and capital gains.  They have been taken from public sources and have not been audited.

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base.  The Fund may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Company risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Small cap investing risk
•	Tax risk
•	U.S. Government securities risk
•	Investment value style risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Ivy Asset Strategy Fund is Ivy Investment Management Company (“IICO”).  IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O.Box 29217, Shawnee Mission, Kansas 66201-9217.  IICO is a registered investment adviser with approximately $35.2 billion in assets as of December 31, 2009.

Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Fund.  Mr. Avery has been a portfolio manager for the Fund since its inception.  In June 2005, he was named Chief Investment Officer and Executive Vice President of IICO and Waddell & Reed Investment Management Company (“WRIMCO”), an affiliate of IICO.  Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994.  From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor.  He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has been a portfolio manager for the Fund since its inception.  His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors.  Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst.  In January 2003, he was appointed an investment analyst, and in June 2005, was named assistant portfolio manager funds managed by WRIMCO or IICO.  Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager.  Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas.  He is currently pursuing the Chartered Financial Analyst designation.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan International Value Fund
Class A

Investment Objective.  The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.  The Fund’s industry weightings generally approximate those of the MSCI EAFE Value Index, although it does not seek to mirror the index in its choice of individual securities.  In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear overvalued.  The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.” The Sub-Adviser considers “emerging markets” to be any market not included in the MSCI EAFE Value Index.  An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country and (ii) is organized under the laws of an emerging market.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/JPMorgan International Value Fund seeks to achieve its investment objective primarily through its stock selection process.  Using a variety of quantitative valuation techniques and based on in-house research, the Sub-Adviser ranks issuers within each industry group according to their relative value.  The Sub-Adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock's price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Investment value style risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

When-issued securities. The Fund may invest in when-issued and delayed delivery securities.  Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement.  The purchase of these securities will result in a loss if their value declines prior to the settlement date.  This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/JPMorgan International Value Fund is J.P. Morgan Investment Management Inc. (“J.P. Morgan”), with principal offices at 245 Park Avenue, New York, New York 10167. J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2009, J.P. Morgan and its affiliates had approximately $1.2 trillion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund.  The portfolio management team is led by Jeroen Huysinga, Managing Director of J.P. Morgan, and Gerd Woort-Menker, Managing Director of J.P. Morgan.  Mr. Huysinga has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1997.  Mr. Huysinga previously spent two years at Lombard Odier (UK) Ltd., where he was a Japanese equity portfolio manager. Prior to this, Mr. Huysinga held positions with the British Steel pension fund as a UK analyst and latterly a Japanese equity portfolio manager, after beginning his career at Lloyds Bank.  Mr. Huysinga obtained a B.A. in economics and international studies from the University of Warwick.  Mr. Huysinga is an Associate of the Institute of Investment Management and Research.  Mr. Woort-Menker, who is a portfolio manager on the Global Equity team and the lead manager of the team’s Value strategies, has been employed by J.P. Morgan since 1987.  Gerd Woort-Menker, managing director, is a senior portfolio manager on the Global Investment Team. Mr. Woort-Menker currently manages international and global equity portfolios; he has also managed the International Value strategy since its inception. Mr. Woort-Menker began his career at VARTA in Hanover, where he was a financial comptroller. Mr. Woort-Menker obtained a business accounting degree from Muenster University and earned an M.A. in economics from Freiburg University. He is a CFA charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan MidCap Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/JPMorgan MidCap Growth Fund is to seek capital growth over the long-term.

Principal Investment Strategies.  The Fund invests primarily in common stocks of mid-cap companies which its Sub-Adviser, J.P. Morgan Investment Management Inc. (“JPMorgan”), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase.  Market capitalization is the total market value of a company’s shares.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its assets in affiliated money market funds, high-quality money market instruments or repurchase agreements.

In managing the Fund, the Sub-Adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the Sub-Adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The Sub-Adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the Sub-Adviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The Sub-Adviser may sell a security for several reasons. The Sub-Adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the Sub-Adviser may also sell a security that the Sub-Adviser no longer considers reasonably valued.

Investments in all types of foreign securities will not exceed 20% of the total assets of the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Mid-capitalization investing risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Emerging markets risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/JPMorgan MidCap Growth Fund is JPMorgan, with principal offices at 245 Park Avenue, New York, New York 10167. JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2009, JPMorgan and its affiliates had approximately $1.2 trillion in assets under management.

Christopher M.V. Jones, managing director, is the CIO of the Growth and Small Cap U.S. Equity Team.  An employee since 1982, Chris has had fund management and analytical responsibilities on the small cap team since 1986.  He has served as the team’s chief investment officer since 1993 and has headed JPMorgan’s Growth investments since 2006.  He holds an M.A. in history from Cambridge University and is a member of both the New York Society of Security Analysts and The CFA Institute.  He is a CFA charterholder.

Tim Parton, managing director, is a portfolio manager in the U.S. Equity Group.  Tim has been managing the Mid Cap Growth strategy since 2001 and the Multi Cap Growth strategy since 2005.  Tim's analytical focus is on technology, financial services, energy and industrials.  An employee since 1986, Tim has managed a variety of small and mid cap portfolios.  Tim obtained a BSc in economics and accounting from the University of Bristol.  He is a member of the New York Society of Security Analysts and the Association for Investment Management and Research.  He is also a CFA charterholder and NASD Series 66 licensed.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A

Investment Objective.  The investment objective of the JNL/JPMorgan U.S. Government & Quality Bond Fund is to obtain a high level of current income.

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in:

(i)	U.S. treasury obligations;
(ii)	obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government;
(iii)
mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.  Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

(iv)
mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

(v)
collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government;

(vi)	repurchase agreements collateralized by any of the foregoing; and
(vii)	other investments (such as derivatives contracts) related to those listed above.

Any guarantee of the securities in which the Fund invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages.  A security issued or guaranteed by a U.S. government agency may significantly fluctuate in value, and the Fund may not receive the originally anticipated yield on the security.  Shares of the Fund are not insured or guaranteed by the U.S. government, its agencies or instrumentalities.  The Fund may also invest in high-quality corporate debt securities.

The Sub-Adviser seeks to add value by actively managing the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection.  In selecting mortgage-backed securities for the Fund, the Sub-Adviser determines a security’s average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors.  These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Interest rate risk
•	U.S. Government securities risk
•	Mortgage-backed and mortgage-related securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Prepayment risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/JPMorgan U.S. Government & Quality Bond Fund is J.P. Morgan Investment Management Inc. (“J.P. Morgan”), with principal offices at 245 Park Avenue, New York, NY 10167.  J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide.  As of December 31, 2009, J.P. Morgan and its affiliates had approximately $1.2 trillion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund.  The portfolio management team is led by Michael Sais, Managing Director of J.P. Morgan. Mr. Sais is a Fixed Income Fund Manager for the Insurance Asset Management Team responsible for managing investments consistent with the unique requirements of insurance industry clients. Additionally, he is a member of the Columbus Taxable Bond Team where he has served as lead manager for the JPMorgan Ultra Short-Term Bond Fund since 1995 and Government Bond Products since 1996.  Mr. Sais joined the firm in 1994 as a senior fixed income research analyst responsible for the valuation and analysis of the mortgage-backed securities market.  Prior to this, he served as senior investment portfolio manager of Valley National Bank of Phoenix, where he was responsible for the management of the bank’s $2.2 billion investment portfolio.  Mr. Sais began his career with Citibank in San Juan, Puerto Rico, as an asset/liability manager and eurodollar trader.  He obtained a B.S. and an M.B.A, both in finance, from Indiana University.  Mr. Sais is also a CFA charterholder and member of The CFA Institute as well as the CFA Society of Columbus.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Lazard Emerging Markets Fund
Class A

Investment Objective.  The investment objective of the JNL/Lazard Emerging Markets Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index.  The Index includes, but is not limited to, the following countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The allocation of the Fund’s assets among emerging market countries may shift from time to time based on the Sub-Adviser’s judgment and its analysis of market conditions.  However, the Fund is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  While the portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns.  However, there is a risk that these transactions may reduce returns or increase volatility.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Investment value style risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Lazard Emerging Markets Fund is Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112.  Lazard is a subsidiary of Lazard Frères & Co. LLC (“Lazard Frères”), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services.  Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

John R. Reinsberg is a Deputy Chairman with responsibility for international and global strategies. He is also a Portfolio Manager on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1981. Prior to joining Lazard in 1992, John was Executive Vice President with General Electric Investment Corporation and Trustee of the General Electric Pension Trust. He was also previously with Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. John has an MBA from Columbia University and a BA from the University of Pennsylvania. He is a member of the University of Pennsylvania School of Arts and Sciences Board of Overseers, the University of Pennsylvania Huntsman Program Advisory Board, the Board of Directors of the Alliance for Cancer Gene Therapy, the Board of Directors of The Jewish Museum, as well as the Board of Directors of the U.S. Institute (Institutional Investor).

James Donald is a Portfolio Manager/Analyst on the Emerging Markets Equity team and Head of the Emerging Markets Group. He began working in the investment field in 1985. Prior to joining Lazard in 1996, James was a Portfolio Manager with Mercury Asset Management. He has a BA (Hons) in history from the University of Western Ontario.

Rohit Chopra is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis.  He began working in the investment field in 1996. Prior to joining the Firm in 1999, Rohit was with Financial Resources Group, Deutsche Bank and Morgan Stanley, Dean Witter, Discover Company. He has a BS in Finance and Information Systems from New York University and also studied at the London School of Economics and Political Science.

Erik McKee is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on the materials and industrials sectors.  He began working in the investment field in 1996.  Prior to joining Lazard in 1999, he was with Bank of America and Unibanco in Sao Paulo, Brazil.  Erik has a BA in International Finance from Brown University. He also studied history at the Sorbonne in Paris.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Lazard Mid Cap Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Lazard Mid Cap Equity Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.  The Fund invests in 50-70 securities, with a market capitalization of between $24 million and $14.65 billion, or in the Russell MidCap® Index at the time of purchase.  The Russell MidCap® Index is composed of selected common stocks of medium-size U.S. companies.  The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. To the extent its assets are not invested in such securities, the Fund may invest in the equity securities of larger capitalization companies or investment-grade fixed-income securities.  In searching for undervalued medium capitalization stocks, the Sub-Adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The Sub-Adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell MidCap® Index.  The Sub-Adviser may sell a security for any of the following reasons:

•	Its price rises to a level where it no longer reflects value (target valuation);
•	The underlying investment assumptions are no longer valid;
•	Portfolio management changes its direction; and/or
•	External events occur (e.g., changes in regulation, taxes and competitive position).

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investments in IPOs
•	Mid-capitalization investing risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Derivatives risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Lazard Mid Cap Equity Fund is Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Frères & Co. LLC (“Lazard Frères”), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services.  Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis by Christopher Blake, Andrew Lacey and Robert A. Failla.  Mr. Lacey has been with Lazard since 1996.  He is a portfolio manager and Deputy Chairman of Lazard.  Mr. Blake has been with Lazard since 1995.  Mr. Blake is a Managing Director of Lazard.  Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively. Mr. Failla is Director and portfolio manager and has been with Lazard since 2003.  Prior to joining the Firm, Robert was associated with AllianceBernstein.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/M&G Global Basics Fund
Class A

Investment Objective.  The investment objective of the JNL/M&G Global Basics Fund is to maximize long-term capital growth.

Principal Investment Strategies.  The Fund seeks to invest in companies operating in basic industries (“primary” and “secondary” industries) as further described below and also in companies that service these industries.  The Fund may also invest in other global equities.

The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).  The Sub-Adviser seeks to identify companies that exhibit the following qualities: strong competitive edge and sustainable market share (e.g. leadership in a niche market, natural barriers to entry, technological advantage); a proven business model; financial strength (e.g. strong balance sheet, good revenue growth); and attractive valuations.  Detailed, qualitative research is used, and importance is placed upon face-to-face company meetings and visits. The visits are used to identify industry themes and trends as well as to assess the quality of the company and its management.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign securities risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/M&G Global Basics Fund is M&G Investment Management Limited (“MAGIM”) located at Laurence Pountney Hill, London EC4R 0HH.  MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Graham French, Global Fund Equity Manager, joined MAGIM in 1989 as a graduate from Durham University where he studied geography. He manages two global equity funds, including M&G’s proprietary fund, the M&G Global Basics Fund, and also an M&G fund of funds. Mr. French was instrumental in the design and development of the investment strategy of M&G’s proprietary Global Basics Fund and has managed the fund since its launch in November 2000.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/M&G Global Leaders Fund
Class A

Investment Objective.  The investment objective of the JNL/M&G Global Leaders Fund is to maximize long-term total return (the combination of income and growth of capital).

Principal Investment Strategies.  The Fund seeks to invest in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.  The Fund has a clearly defined active investment approach, focused exclusively on individual stock selection decisions and driven by fundamental company analysis.  The investment strategy of the Fund is to identify those companies and stocks that represent the best investments from the global universe of companies in all sectors, countries and size ranges.  Companies are identified by the Sub-Adviser using a comprehensive research process and the full range of the Sub-Adviser’s equity expertise. The Sub-Adviser selects the companies to include in the portfolio, supported by a risk management process designed to ensure the appropriate risks are being taken by the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign securities risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/M&G Global Leaders Fund is M&G Investment Management Limited (“MAGIM”) located at Laurence Pountney Hill, London EC4R 0HH.  MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Aled Smith joined MAGIM in December 2000 as a global equity fund manager. Before joining MAGIM, Mr. Smith worked at JP Morgan Asset Management for eight years, four of these as a specialist senior analyst for the media sector. Prior to joining JP Morgan, he was an actuarial consultant for Coopers & Lybrand from 1989 to 1992. Mr. Smith graduated from Lincoln College, Oxford University, in 1989 with a BA in mathematics. He is a CFA charterholder.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/Mellon Capital Management European 30 Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management European 30 Fund is to provide capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date is on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

As of February 28, 2010, the MSCI Europe Index consists of stocks from the following 16 developed markets: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.  The population of stocks is divided into the following country groupings:

1.	United Kingdom;
2.	Austria, Germany, Netherlands, Switzerland;
3.	Denmark, Finland, Norway, Sweden; and
4.	Belgium, France, Greece, Ireland, Italy, Portugal, Spain

The stocks are selected by applying the following analysis to each group on each Stock Selection Date:

•
The first screen evaluates the volatility of stocks in the population.  The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days.  The coefficient of variation is the standard deviation of a stock’s price.  Stocks with a lower coefficient of variation are considered less volatile.  The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

•
The second screen evaluates the degree of efficiency of the company’s asset management.  The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity (“FROE”) calculated as the analysts’ (independent analysts’ covering the stock) consensus estimate of each company’s earnings for the next year divided by the company’s equity.  The 60 stocks with the highest FROE are selected from each country grouping.

•
The last screen ranks companies based on a valuation model.   The Sub-Adviser allocates approximately equal amounts of the Fund’s investments to the 30 common stocks with the best valuation based on the Edward Bell Ohlson (“EBO”) valuation to price ratio.  The number of stocks selected from each country grouping is based on the aggregate market capitalization of each country grouping relative to the total market capitalization on the Stock Selection Date. The final selections from each grouping are made from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Europe Index, will be removed from the universe of securities from which the Fund’s stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.  The 5% limit is applied at the time of purchase.

Certain provisions of the 1940 Act, limit the ability of the European 30 Fund to invest more than 25% of the European 30 Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the European 30 Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Limited management, trading cost and rebalance risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Currency risk
•	European investing risk
•	Industry concentration risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management European 30 Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Pacific Rim 30 Fund is to provide capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date is on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

As of February 28, 2010, the MSCI Pacific Index consisted of the following 5 developed market countries: Australia, Hong Kong, Japan, New Zealand, and Singapore. The population of stocks is divided into the following country groupings:

1.	Japan; and
2.	Australia, Hong Kong, New Zealand, and Singapore

The stocks are selected by applying the following analysis to each group on each Stock Selection Date:

•
The first screen evaluates the volatility of stocks in the population.  The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days.  The coefficient of variation is the standard deviation of a stock’s price.  Stocks with a lower coefficient of variation are considered less volatile.  The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

•
The second screen evaluates the degree of efficiency of the company’s asset management.  The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity (“FROE”) calculated as the analysts’ (independent analysts covering the stocks) consensus estimate of each company’s earnings for the next year divided by the company’s equity.  The 60 stocks with the highest FROE are selected from each country grouping.

•
The last screen ranks companies based on a valuation model.   The Sub-Adviser allocates approximately equal amounts of the Fund’s investments to the 30 common stocks with the best valuation based on the Edward Bell Ohlson (“EBO”) valuation to price ratio.  Fifteen stocks are selected from each country grouping on the Stock Selection Date from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Pacific Index, will be removed from the universe of securities from which the Fund’s stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Pacific Rim 30 Fund to invest more than 5% of the Pacific Rim 30 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Pacific Rim 30 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.  The 5% limit is applied at the time of purchase.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Limited management, trading cost and rebalance risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Currency risk
•	Industry concentration risk
•	Liquidity risk
•	Market risk
•	Pacific Rim investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Pacific Rim 30 Fund is Mellon Capital, located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management S&P 500 Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500® Index.  The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in large-capitalization company securities.  The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. This approach is called “replication.”  When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the S&P 500 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 Index in proportion to the weighting in the S&P 500 Index.  To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P 500 Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between Fund and S&P 500 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 500 Index.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The S&P 500 Index. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor’s to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 Index is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks.  Each stock in the S&P 500 Index is weighted by its float adjusted market capitalization. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management S&P 500 Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P MidCap 400 Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Principal Investment Strategies.  The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P MidCap 400 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index.  The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P MidCap 400 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.  This approach is called “replication.”  When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the S&P MidCap 400 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P MidCap 400 Index in proportion to the weighting in the S&P MidCap 400 Index.  To the extent that the Fund seeks to replicate the S&P MidCap 400 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P MidCap 400 Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between the Fund and S&P MidCap 400 Index performance may be affected by changes in securities markets and changes in the composition of the S&P MidCap 400 Index.

The Fund may invest in derivatives to manage contract owner cash flows and equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Mid-capitalization investing risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The S&P MidCap 400 Index. The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor’s to capture the price performance of a large cross section of the U.S. publicly traded stock market.  Stocks included in the S&P MidCap 400 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy.  Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P MidCap 400 Index is weighted by its float adjusted market capitalization (or the stock’s price multiplied by the number of shares outstanding adjusted for float, as the S&P MidCap 400 Index is considered a capitalization-weighted index.)  The inclusion of a stock in the S&P MidCap 400 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Small Cap Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000® Index1.  The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Russell 2000 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities.  To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Small cap investing risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Russell 2000 Index. The Russell 2000 Index is composed of approximately 2000 common stocks that are selected by the Russell Investments to capture the price performance of a large cross section of the U.S. publicly traded stock market.  Stocks that are included in the Russell 2000 Index are chosen with the aim of achieving a broad representative portfolio from the various sectors of the U.S. economy.  These stocks do not necessarily represent the entire U.S. economy, as they exclude approximately 1000 large company stocks.  Stocks held in the Russell 1000 Index are excluded from the Russell 2000 Index.  The Russell 2000 Index is recognized for its emphasis towards small- and mid-size stocks, essentially the remainder of the U.S. market.  Each stock in the Russell 2000 Index is weighted by its float adjusted market capitalization (the total market value relative to the total market values of all the securities in the Russell 2000 Index).

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Small Cap Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

1 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

JNL/Mellon Capital Management International Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East (“EAFE”) Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Principal Investment Strategies.  The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE® Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.  To the extent that the Fund seeks to replicate the MSCI EAFE Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the MSCI EAFE Index may be anticipated in both rising and falling markets.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals and other receivables, and to facilitate meeting the Fund’s objectives.  For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Index investing risk
•	License termination risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The MSCI EAFE Index. The MSCI EAFE Index is comprised of common stocks including, but not limited to, the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Greece, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.  The companies within each country are selected by MSCI to capture the price performance of a large cross section of the international publicly traded stock markets.  Stocks included in the MSCI EAFE Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy.  Aggregate market value and trading activity are also considered in the selection process.  The inclusion of a stock in the MSCI EAFE Index in no way implies that MSCI, Inc. believes the stock to be an attractive investment, nor is MSCI, Inc. in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Leveraging risk
•	Liquidity risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management International Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Bond Index Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.  The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Principal Investment Strategies.  The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Barclays Capital U.S. Aggregate Index through statistical procedures.  Bonds are selected based on their characteristics to create a portfolio that profiles the Index.  The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed-income securities that seek to match the performance and characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices.  This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market.  Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts.  Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund’s Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund’s composition is continuously evaluated relative to the Index, and if necessary, the portfolio is rebalanced, typically using cash flows from accruals and contract owner contributions and withdrawals.

The Fund can invest in a number of different kinds of “derivative” instruments to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Index investing risk
•	Interest rate risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk
•	Leveraging risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Bond Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

David C. Kwan has been a Managing Director of Mellon Capital Management Corporation since 2000.  He has also been the Head of Fixed Income Management Group since 1994 and the Head of the Trading Group since 1996.  Mr. Kwan has direct oversight responsibility for all U.S. and international fixed income portfolios, and the management of the Global Opportunity Strategy.  Mr. Kwan has had various positions and responsibilities at Mellon Capital since he joined in 1990, one of which was management of the firm's Enhanced Asset Allocation Fund.  He received his M.B.A. degree from University of California at Berkeley in 1990.  Mr. Kwan has 20 years of investment experience.

Lowell Bennett has been a Managing Director of Mellon Capital Management Corporation since 2000.  Mr. Bennett joined Mellon Capital in 1997 as a Vice President and fixed income strategist.  He is responsible for the development and implementation of fixed income strategies of the company.  Prior to joining Mellon Capital, he was a fixed income strategist at Merrill Lynch.  He received his M.B.A. degree from Stanford University in 1987. Mr. Bennett has 23 years of finance and investment experience.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Global Alpha Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

Principal Investment Strategies.  To achieve this objective, the Fund uses a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle; typically a period of several years.  The Fund is not managed to a benchmark index.  Rather than managing to track a benchmark index, the Fund seeks to provide returns that are largely independent of market moves.

The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund’s investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.  The Fund ordinarily invests in at least three countries.  The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund’s portfolio managers to implement investment decisions quickly and cost-effectively.  The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

The Fund’s Sub-Adviser seeks to deliver value added excess returns (“alpha”) by applying a systematic, quantitative investment approach designed to identify and exploit relative misvaluations across and within global capital markets.  Active investment decisions to take long or short positions in individual country, equity, bond, and currency markets are driven by this quantitative investment process and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world.  To construct a portfolio of long and short positions, the portfolio managers calculate the expected returns for the asset classes in such countries and then evaluate the relative value of stock and bond markets across equity markets, across bond markets, and among currencies.  The portfolio managers have considerable latitude in allocating the Fund’s assets and in selecting derivative instruments and securities to implement the Fund’s investment approach, and there is no limitation as to the amount of Fund assets required to be invested in any one asset class.  The Fund’s portfolio will not have the same characteristics as its performance baseline benchmark – the Citibank 30-Day Treasury Bill Index – because the Fund seeks excess return above the benchmark.  The portfolio managers also assess and manage the overall risk profile of the Fund’s portfolio.

For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive expected returns for stocks, bonds, and currencies in each country. The models then incorporate the risk and correlation of those assets with robust risk controls in order to come up with a portfolio that is expected to produce positive returns that have a low correlation with major markets.  The portfolio managers tend to favor markets in developed countries that have attractive valuations on a risk adjusted basis.

For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among long-term government bond markets.  The most relevant long-term bond yield within each country serves as the expected return for each bond market.  The portfolio managers tend to favor developed countries whose bonds have been identified as offering greater return for bearing inflation and interest rate risks.

The portfolio managers determine the relative value of equities versus bonds within a specific country market by comparing the expected returns for the country’s equities and bonds.  When assessing the relative valuation of equity versus bond markets, the portfolio managers are measuring the “risk premium” within a country, that is, whether there is, and, if so, how much of, an increased return for having investment exposure to asset classes that are perceived to be riskier.  The portfolio managers then determine the allocation of the Fund’s assets between the country’s equity and bond markets.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy.  The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.  Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis).  These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund may “sell short” securities and other instruments that it does not own, with the intention of purchasing them back later at a lower price, enabling the fund to profit if prices fall.  The portfolio managers, however, intend to employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short.  Short-selling is considered “leverage” and involves unlimited risk.  The Fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Currency risk
•	Foreign securities risk
•	Derivatives risk
•	Interest rate risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Industry concentration risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Short sales risk
•	Tax risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Global Alpha Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Helen Potter, CFA is a Managing Director, Asset Allocation for Mellon Capital where she has managed investment portfolios since 1996.  Prior to joining Mellon Capital, Ms. Potter held research and portfolio management positions at Quantilogic Asset Management gaining extensive experience in the global asset allocation field.  Ms. Potter manages all global and domestic asset allocation products and staff.  She is responsible for articulating asset allocation strategies to clients and prospects, as well as participating in the refinement of current strategies and the development of new strategies.

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 11 years of investment experience and has been with Mellon Capital for 10 years.  In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Dagioglu co-manages a team of portfolio managers implementing the firm’s global asset allocation strategies.  He is responsible for the design and implementation of global portfolio management analytical systems.  Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 17 years of investment experience and has been with Mellon Capital for 11 years.  In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies.  Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Oppenheimer Global Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

Principal Investment Strategies.  The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries.  As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States).  Typically, the Fund invests in a number of different countries.

The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-cap growth oriented companies worldwide.
•	Companies that stand to benefit from global growth trends at attractive valuations.
•	Businesses with strong competitive positions and high demand for their products or services.
•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns or to try to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Cyclical opportunities risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Security selection criteria. In selecting securities for the Fund, the Fund’s portfolio manager looks primarily for foreign and U.S. companies with high growth potential.  The portfolio manager uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.  The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing.  The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-capitalization growth-oriented companies worldwide;
•	Companies that stand to benefit from global growth trends;
•	Businesses with strong competitive positions and high demand for their products or services; and/or
•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors.  The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Emerging market risk
•	Growth investing risk
•	Industry concentration risk
•	Leveraging risk
•	Mid-capitalization investing risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Oppenheimer Global Growth Fund is OppenheimerFunds, Inc. (“Oppenheimer”), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

The portfolio manager of the Fund is Rajeev Bhaman, Senior Vice President of Oppenheimer.  He is the person principally responsible for the day-to-day management of the Fund's portfolio.  Mr. Bhaman has been a manager of the Fund since August 2004 and a Portfolio Manager at Oppenheimer since January 1997.  Prior to joining Oppenheimer in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.  Mr. Bhaman holds a B.A. and an M.B.A. from Cornell University as well as an M.B.A. in International Business from Katholieke Universiteit te Leuven in Belgium.  He has earned the right to use the Chartered Financial Analyst designation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PAM Asia ex-Japan Fund
Class A

Investment Objective.  The investment objective of the JNL/PAM Asia ex-Japan Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective of long-term capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintains their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer’s most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region. The Asia ex-Japan region includes, but is not limited to, the following countries: Korea; Taiwan; Hong Kong; Philippines; Thailand; Malaysia; Singapore; Indonesia; People’s Republic of China; India; Pakistan and Vietnam.  The Fund may also invest in depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns, or for efficient portfolio management or for hedging purposes.  It does not currently invest in derivatives to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Asia ex-Japan concentration risk
•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Cyclical opportunties risk
•	Derivatives risk
•	Investments in IPOs
•	Investment value style risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser for the JNL/PAM Asia ex-Japan Fund is Prudential Asset Management (Singapore) Limited (“PAM Singapore”), located at 30 Cecil Street, #20 – 01 Prudential Tower, Singapore 049712.  PAM Singapore is an affiliate of the investment adviser to the Trust and is an indirect wholly owned subsidiary of Prudential plc (the “Group”), a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Kannan Venkataramani is a Investment Director at PAM Singapore and manages a wide range of regional products for retail and institutional clients.  Kannan joined PAM Singapore in February 2007.  Kannan joined the Hong Kong affiliate of PAM Singapore in 2002, where he covered India, Indonesia, the Philippines and Taiwan and also managed several country-focused and regional portfolios.  Prior to joining the Hong Kong affiliate of PAM Singapore, Kannan was a Portfolio Manager at the Group’s asset management joint venture in India, focusing on the Indian equities market.  Kannan has over 14 years of investment experience.  Kannan has a MBA (post graduate Diploma in Management) from the prestigious Indian Institute of Management, Ahmedabad, India and a degree in Electronic and Communication Engineering from Anna University India.  He is also a Chartered Financial Analyst (CFA) Charterholder.  Kannan has been the portfolio manager since the Fund’s inception.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Trust’s Semi-Annual Report for the fiscal year ended June 30, 2009.

JNL/PAM China-India Fund
Class A

Investment Objective.  The investment objective of the JNL/PAM China-India Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.  In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The investments of the Fund include, but are not limited to, listed securities in the regulated market, which operates regularly and is recognized, depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns, or for efficient portfolio management or for hedging purposes.  It does not currently invest in derivatives to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	China and India country specific risks
•	Credit risk
•	Currency risk
•	Foreign securities risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Cyclical opportunties risk
•	Derivatives risk
•	Emerging markets risk
•	Investments in IPOs
•	Investment value style risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser for the JNL/PAM China-India Fund is Prudential Asset Management (Singapore) Limited (“PAM Singapore”), located at 30 Cecil Street, #20 – 01 Prudential Tower, Singapore 049712.  PAM Singapore is an affiliate of the investment adviser to the Trust and is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

DR Rao has been an Investment Director at PAM Singapore since February 2007 and specializes in Indian equities.  In June 2005, Mr. Rao joined the Hong Kong affiliate of PAM Singapore as Portfolio Manager.  From August 2002 until June 2005, he was at the Abu Dhabi Investment Authority as an Analyst from August 2002 through June 2003 and as a Senior Analyst from June 2003 through June 2005, managing an Indian equities portfolio.  He has over 14 years of investment experience.  Mr. Rao holds a Post Graduate Diploma in Management (MBA equivalent) from the Indian Institute of Management, Calcutta, India and graduated from Osmania University, Hyderabad, India with a Bachelor of Electrical Engineering degree.  He is also a Chartered Financial Analyst (CFA) Charterholder.  Mr. Rao has been the portfolio manager since the inception of the Fund.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Trust's Semi-Annual Report for the fiscal year ended June 30, 2009.

JNL/PIMCO Real Return Fund
Class A

Investment Objective.  The investment objective of the JNL/PIMCO Real Return Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Principal Investment Strategies.  The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.  The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.  The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.  The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index.  For these purposes, in calculating the Fund's average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.  The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.  The Fund is non-diversified, which means it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

The Fund may invest all of its assets in derivative instruments, such as futures, options, forward contracts or swap agreements, or in mortgage or asset-backed securities.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments”, which as used by this Fund include:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, and event-linked bonds:
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements and reverse repurchase agreements;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Non-diversification risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Emerging markets risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Investment strategy risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Portfolio turnover
•	Prepayment risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PIMCO Real Return Fund is Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”).  Allianz SE is the indirect owner of AGI LP.  Allianz SE is an European-based, multinational insurance and financial services holding company. As of December 31, 2009, PIMCO had assets under management of $1,000.1 billion.

Mihir Worah is an Executive Vice President, portfolio manager, and member of the government and derivatives desk.  Since November 2007, Mr. Worah has been primarily responsible for the day-to-day management of the Fund.  He joined PIMCO in 2001 as a member of the analytics team and worked on term structure modeling and options pricing.  Previously, Mr. Worah was a post-doctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. He has a Ph.D. in theoretical physics from the University of Chicago and is the author of numerous scientific papers.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PIMCO Total Return Bond Fund
Class A

Investment Objective.  The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality.  The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.  The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.  The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments”, which as used in this Prospectus includes:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, event-linked bonds;
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements and reverse repurchase agreements;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Investment strategy risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund seeks to consistently add value relative to the Barclays Capital U.S. Aggregate Bond Index, while keeping risk equal to or less than that index.  In managing the Fund, the Sub-Adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Barclays Capital U.S. Aggregate Bond Index.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Emerging market risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Issuer risk
•	Leveraging risk
•	Liquidity
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Portfolio turnover
•	Prepayment risk
•	Short sales risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PIMCO Total Return Bond Fund is Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”).  Allianz SE is the indirect owner of AGI LP.  Allianz SE is an European-based, multinational insurance and financial services holding company. As of December 31, 2009, PIMCO had assets under management of $1,000.1 billion.

William H. Gross, CFA, managing director, portfolio manager, and chief investment officer, was a founding partner of PIMCO in 1971. Mr. Gross has had responsibility for the day-to-day management of the Fund since the inception of the Fund.  Mr. Gross has over thirty years of investment experience and is the author of Bill Gross on Investing. Mr. Gross has a bachelor's degree from Duke University and an MBA from the UCLA Graduate School of Business.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America High Yield Bond Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  For purpose of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, including credit default swaps.  The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum.

In light of the risks associated with such securities, the Sub-Adviser takes various factors into consideration in evaluating the creditworthiness of an issuer.  For corporate debt securities, these typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. With respect to derivative instruments, the Sub-Adviser also takes into consideration the credit-worthiness of the counterparty to the transaction.  For sovereign debt instruments, these typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history.  The Sub-Adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the Sub-Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service.  The Fund’s ability to achieve its investment objectives may be more dependent on the Sub-Adviser’s credit analysis than would be the case if it invested in higher quality debt securities.

In pursuing the Fund’s secondary objective of capital appreciation, the Sub-Adviser looks for those companies that the Sub-Adviser believes have the highest potential for improving credit fundamentals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Derivatives risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Foreign securities. The Fund may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed-income securities of foreign corporate issuers.

Zero-coupon, pay-in-kind, and deferred payment securities. The Fund may invest without limit in zero coupon securities, pay-in-kind bonds and deferred payment securities, which involve special risk considerations.  In particular, zero coupon securities fluctuate more in value in response to a change in interest rates than do bonds that pay current interest.

Loans, Equipment Leases, Trust Certificates and Limited Partnership Interests. The Fund may invest in fixed- and floating-rate loans, including loan participations and assignments.  The Fund may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnership interests.

Equity securities. The Fund may also invest up to 20% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit), typically equity investments acquired as a result of purchases of fixed-income securities.

Portfolio maturity. The Sub-Adviser has discretion to select the range of maturities of the fixed-income securities in which the Fund may invest.  The Sub-Adviser anticipates that, under current market conditions, the Fund will have average portfolio life of 6 to 12 years.  However, the average portfolio life may vary substantially from time to time depending on economic and market conditions.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Emerging market risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America High Yield Bond Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Anthony Balestrieri, Senior Managing Director and Scott B. Richards, Senior Managing Director, manage the assets of the Fund. Mr. Balestrieri and Mr. Richards review portfolio holdings, discuss purchase and sale activity, and adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. As of December 31, 2009, PPM’s Public Fixed Income Group managed approximately $47.3 billion in assets, including approximately $5.9 billion in high yield bond assets for various institutional clients based in the U.S. and abroad. Mr. Balestrieri and Mr. Richards share the ultimate decision making responsibility for the portfolio determinations.

Anthony Balestrieri is a Senior Managing Director and Portfolio Manager of PPM, and is responsible for managing or supervising over $23 billion in public investment grade, high yield, securitized and other fixed income investments. Mr. Balestrieri has over twenty-one years of investment industry experience. From May 1998 until to joining PPM in June 2003, Mr. Balestrieri was Director of Fixed Income at Merrill Lynch Investment Managers, where he was responsible for the oversight of $16 billion in institutional fixed income assets. Prior to May 1998, Mr. Balestrieri was a Senior Vice President at Mitchell Hutchins Asset Management responsible for the Short-Term Strategies Group. Mr. Balestrieri earned a B.A. in Economics and Business/Government and Law from Lafayette College. Mr. Balestrieri has been the portfolio manager since April 30, 2007.

Scott B. Richards is a Senior Managing Director and Portfolio Manager, and is responsible for managing over $2.3 billion in high yield assets for PPM clients.  Mr. Richards has over twenty-six years of investment experience, and joined PPM in June 2008. Prior to joining PPM, Mr. Richards was Senior High Yield Portfolio Manager responsible for all global below investment grade securities for State Street Global Advisers. Prior to joining State Street Global Advisers in October 2006, Mr. Richards was a senior portfolio manager and co-head of high yield at MFS Investment Management and, prior to 2004, Mr. Richards was head of the high yield group at Liberty Funds, a portfolio manager at State Street Research, and an analyst and director of high yield research at Wellington Management Company.  Mr. Richards earned a B.A. in Applied Economics from Cornell University and a M.B.A. from the Amos Tuck School at Dartmouth, and is a Chartered Financial Analyst.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America Mid Cap Value Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America Mid Cap Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell MidCap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are under priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Mid Cap Value Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund.  All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $20 million in large cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.   Mr. Brody has been the portfolio manager since the inception of the Fund.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM’s Equity products.  Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since the inception of the Fund.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group.  Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been the portfolio manager since the inception of the Fund.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team.  Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America Small Cap Value Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America Small Cap Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are under priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Small Cap Value Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund.  All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $89 million in small cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.   Mr. Brody has been the portfolio manager since the inception of the Fund.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM’s Equity products.  Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since the inception of the Fund.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group.  Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been the portfolio manager since the inception of the Fund.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team.  Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America Value Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America Value Equity Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.  For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Investment value style risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Value Equity Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606. As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $3.3 billion in large cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.   Mr. Brody has been the portfolio manager since January 16, 2007.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM’s Equity products.  Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since January 16, 2007.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group.  Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been the portfolio manager since January 16, 2007.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team.  Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Red Rocks Listed Private Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Red Rocks Listed Private Equity Fund is to seek to maximum total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicles whose purpose is to invest in privately held companies.

The Sub-Adviser selects investments from the private equity company universe using quantitative and qualitative historical results and commonly used financial measurements such as:  price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis.  In addition, the Sub-Adviser observes the depth and breadth of company management, including management turnover.  The Sub-Adviser looks to allocate the portfolio amongst industry sectors, geographic locations, stage of investment, vintage year and capital structures.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Liquidity risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Industry concentration risk
•	Managed portfolio risk
•	Market risk
•	Private equity risk
•	Sector risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Red Rocks Listed Private Equity Fund is Red Rocks Capital LLC (“RRC”) located at 25188 Genesee Trail Road, Suite 250, Golden, Colorado 80401.  RRC is the creator, manager and owner of the Listed Private Equity Index, International Listed Private Equity Index and Global Listed Private Equity Index.  RRC also has extensive investment experience and has developed proprietary research on the universe of Listed Private Equity Companies.

Adam Goldman, Portfolio Manager of the Fund, is a Co-Founder and Managing Director of Red Rocks Capital LLC, from 2003 to the present.  Previously, he served as a General Partner and Managing director in four separate venture funds with Centennial Ventures, Denver, Colorado, investing and managing approximately $1 billion in committed capital from 1992 through 2002.

Mark Sunderhuse, Portfolio Manager of Fund, is a Co-Founder and Managing Director of Red Rocks Capital LLC, from 2003 to the present.  Previously, he was a Portfolio Manager and Partner with Berger Financial, in Denver, Colorado, from 1998 – 2001.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/Select Balanced Fund
Class A

Investment Objective.  The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.  Changes between the two asset classes will generally be made gradually based on the managers’ long-term perspective and assessment of business, economic, and market projections.

In choosing equity securities, the Sub-Adviser employs a “bottom-up” stock selection process that utilizes proprietary fundamental research to identify primarily large capitalization companies with a value orientation or out of favor growth stocks.  The Fund typically focuses on dividend-paying companies.

With respect to fixed-income investments, the Fund emphasizes investment-grade, fixed-income securities, including obligations of the U.S. government and its agencies, corporate bonds, taxable municipal bonds, asset-backed securities, and mortgage-backed securities.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities. Generally the foreign fixed income securities in which the Fund will invest will be dollar denominated bonds issued by foreign governments and corporations.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Foreign securities risk
•	Interest rate risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Prepayment risk
•	U.S. Government securities risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

Edward P. Bousa, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the equity component of the Fund since October 2004. Mr. Bousa joined Wellington Management as an investment professional in 2000.

John C. Keogh, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income component of the Fund since October 2004.  Mr. Keogh joined Wellington Management as an investment professional in 1983.

Christopher L. Gootkind, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the corporate portion of the fixed income component of the Fund since February 2006.  Mr. Gootkind joined Wellington Management as an investment professional in 2000.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Select Money Market Fund
Class A

Investment Objective.  The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Principal Investment Strategies.  The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including:

•	Obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments;
•	Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions;
•	Commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities);
•	Obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and
•	Repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.  Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the fund itself.  In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The Sub-Adviser’s investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund’s overall weighted average maturity. The overall weighted average maturity of the Fund’s investments is 60 days or fewer.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The Fund may invest more than 25% of its assets in the banking industry.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Risk of investment in banking industry
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Dividends:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00.  The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day.  If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive.  The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class.  For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “PURCHASES, REDEMPTIONS AND PRICING OF SHARES” in the SAI.  For a description of the allocation of expenses among fund share classes, see “Classes of Shares and Distribution Plans” in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00.  When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses.  In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser.  The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Select Value Fund
Class A

Investment Objective.  The investment objective of the JNL/Select Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.  Foreign securities include (1) companies organized outside of the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States.  Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks. The Fund’s investment approach is based on the fundamental analysis of companies with large market capitalizations and estimated below-average valuation ratios.  Fundamental analysis may include the assessment of company-specific factors such as its business environment, management quality, financial statements and outlook, dividends and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals.  Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions, but which the Sub-Adviser believes provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. Limited consideration is given to macroeconomic analysis in establishing sector and industry weightings.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the Fund since October 2004.  Ms. Grimes joined Wellington Management as an investment professional in 1995.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008.  Prior to joining Wellington Management in 2006, Mr. Link worked for Deutsche Asset Management in New York where he was the lead portfolio manager for various technology sector funds and manager of a team of globally-based technology analysts (2004 – 2006).

W. Michael Reckmeyer, III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008.  Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Established Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing primarily in common stocks.   The Fund concentrates its investments in well-established growth companies.  The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  The Sub-Adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives.  The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Counterparty and settlement risk
•	Investment growth style risk
•	Emerging markets risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/T. Rowe Price Established Growth Fund invests most of its assets in common stocks of U.S. companies.  However, the Fund may invest in other securities, including foreign securities, convertible securities, warrants, preferred stocks and corporate and government debt obligations, in keeping with Fund objectives.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Currency risk
•	Derivatives risk
•	Growth investing risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Established Growth Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. P. Robert Bartolo is chairman of the Committee, and has day-to-day portfolio management responsibilities over the Fund.  Mr. Bartolo joined T. Rowe Price in 2002. He is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a portfolio manager in the Equity Division.  He is an executive vice president and chairman of the Investment Advisory Committee of the T. Rowe Price Growth Stock Fund.  Prior to 2002, he was director of finance for MGM Mirage, Inc.  Mr. Bartolo earned a B.S. in Accounting, cum laude, from the University of Southern California and an M.B.A. from the Wharton School of the University of Pennsylvania.  He is a Certified Public Accountant and also has earned the Chartered Financial Analyst accreditation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the Sub-Adviser expects to grow at a faster rate than the average company.  The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the Russell MidCap® Growth Index.  The market cap of companies in the Fund’s portfolio and the Russell MidCap® Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range.  In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.  The Fund may also invest up to 25% of its assets in foreign securities.

Stock selection is based on a combination of fundamental bottom-up analysis in an effort to identify companies with superior long-term appreciation prospects.  In addition, a portion of the portfolio will be invested using T. Rowe Price’s fundamental research.  The Portfolio will be broadly diversified, and this should help to mitigate the downside risk attributable to any single poorly-performing security on overall fund performance.

As Sub-Adviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

•	A demonstrated ability to consistently increase revenues, earnings and cash flow;
•	Capable management;
•	Attractive business niches and operate in industries experiencing increasing demand;
•	A sustainable competitive advantage;
•	Proven products or services; or
•	Stock prices that appear to undervalue their growth prospects.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may also invest in securities other than U.S. common stocks, including foreign securities (up to 25% of its assets, excluding reserves), futures and options, convertible securities, and warrants, in keeping with Fund objectives.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Brian W.H. Berghuis.  Brian W.H. Berghuis, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Mid-Cap Growth Fund.  He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Equity Division.  He is President of the T. Rowe Price Mid-Cap Growth Fund and Chairman of the fund’s Investment Advisory Committee.  He joined the firm in 1985.  Brian earned an A.B. from Princeton University and an M.B.A. from Harvard Business School.  He is a past President of the Baltimore Security Analysts Society.  Brian has also earned the Chartered Financial Analyst accreditation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
Class A

Investment Objective.  The investment objective of the JNL/T. Rowe Price Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Principal Investment Strategies.  The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three (3) years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.  The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase.  Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices and yields of the various securities.  For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund’s program) that would provide higher yields and appreciation potential.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.  Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies.  Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions).  Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Interest rate risk
•	Mortgage-backed and mortgage-related securities risk
•	Derivatives risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Foreign securities risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Edward A. Wiese.  Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund’s investment program.  Mr.Wiese has been chairman of the committee since 2009.  Since joining T. Rowe Price in 1984, Mr. Wiese’s responsibilities have included managing multi-currency portfolios in London, managing the firm’s taxable money market funds and overseeing the development and management of synthetic Guaranteed Investment Contract products.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Value Fund
Class A

Investment Objective.  The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued.  Income is a secondary objective.

Principal Investment Strategies.  In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund’s Sub-Adviser regards as undervalued.  Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies.  The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation.  In selecting investments, the Sub-Adviser generally looks for the following:

•	Low price/earnings, price/book value, price/sales or price/cash flow ratios relative to the S&P 500 Index, the company’s peers, or its own historic norm;

•	Low stock price relative to a company’s underlying asset values;

•	Companies that may benefit from restructuring activities; and

•	A sound balance sheet and other positive financial characteristics.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Mid-capitalization investing risk
•	Small cap investing risk
•	Investment value style risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Other investments. Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund’s investment program.  These may include:

•	Futures and options;
•	Preferred stocks;
•	Convertible securities and warrants ;
•	Fixed income securities, including lower quality (high-yield, high-risk bonds) commonly referred to as “junk bonds” (up to 10% of total assets), and bank debt
•	Hybrid instruments (up to 10% of total assets) which combine the characteristics of securities, futures and options ; and
•	Private placements.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Derivatives risk
•	Leveraging risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.   The Sub-Adviser to the JNL/T. Rowe Price Value Fund is T. Rowe Price Associates, Inc.  (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee.  John Linehan, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Value Fund.  He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.  He is also a Portfolio Manager in the Equity Division.  John is President of the T. Rowe Price Value Fund and Chairman of the fund’s Investment Advisory Committee.  John joined the firm in 1998 and has nine years of previous investment experience at Bankers Trust and E.T. Petroleum.  He earned a B.A. from Amherst College and an M.B.A. from Stanford University where he was the Henry Ford II Scholar, an Arjay Miller Scholar, and the winner of the Alexander A. Robichek Award in Finance.  He has also earned the Chartered Financial Analyst accreditation.

Effective December 31, 2009, Mark S. Finn will replace Mr. Linehan as Chairman of the Investment Advisory Committee.  Mr. Finn joined T. Rowe in 1990 and his investment experience dates from 1998.  Mr. Linehan will remain a member of the Fund’s Investment Advisory Committee.  Mark Finn is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is a research analyst in the U.S. Equity Division specializing in electric and power generation utilities and coal. Mark is a vice president and Investment Advisory Committee member of the Equity Income Fund, New Era Fund, Capital Appreciation Fund, Capital Opportunity Fund, and Mid-Cap Value Fund. In 2005, he transferred to Equity from T. Rowe Price’s Fixed Income Division where he also covered utilities and power generation. From 1998 to 2001, Mark worked with the T. Rowe Price Recovery Fund team where he evaluated financially distressed companies. He began his career with the firm in 1990 in the Finance Division where he served as controller of T. Rowe Price Investment Services, Inc., and as the principal accounting officer for the T. Rowe Price Realty Income Funds. Prior to joining the firm, Mark had five years of auditing experience with Price Waterhouse LLP where he worked on engagements for both public and private companies. Mark earned a B.S. from the University of Delaware and has obtained the Chartered Financial Analyst and Certified Public Accountant accreditations.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Competitive Advantage Fund
Class A

Investment Objective.  The investment objective of the JNL/S&P Competitive Advantage Fund is capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.  In selecting the companies, SPIAS looks for the 30 companies ranked by return on invested capital and lowest market-to-book multiples, as determined by the criteria below.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identifying trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS excludes stocks with a S&P Quality Rank of B- or lower; and then,
•	Of the remaining, SPIAS selects the top 50 stocks as ranked by return on invested capital; and then,
•	SPIAS selects the 30 stocks with the lowest price to book multiple.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Dividend Income & Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/S&P Dividend Income & Growth Fund is primarily capital appreciation with a secondary focus on current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies, determined by the criteria below, that have the highest indicated annual dividend yields (“Dividend Yield”) within their sector.  The three stocks with the highest Dividend Yield, determined by the criteria below, are selected from each of 10 economic sectors in the S&P 500.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•
First, from the companies included in the S&P 500 Index, SPIAS selects stocks with an S&P Quality Rank of B+ or better and an S&P Credit Rating of BBB+ or better.  If a total of thirty stocks do not pass the screens in a particular sector, the S&P Credit Rating hurdle will be lowered until a total of 30 stocks qualify; and then

•	SPIAS selects from each of ten economic sectors in the S&P 500 the three stocks with the highest Dividend Yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Intrinsic Value Fund
Class A

Investment Objective.  The investment objective of the JNL/S&P Intrinsic Value Fund is capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), companies with positive free cash flows and low external financing needs.

The 30 companies are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, excluding financial companies, SPIAS selects stocks with a S&P Quality Rank of B or better and a S&P Credit Rating of BB- or better; and then
•	SPIAS selects only those stocks with a positive value of free cash flow; and then
•	SPIAS selects only those stocks with a decreasing amount of shares outstanding; and then
•	SPIAS selects the top 30 stocks as measured by highest free cash flow yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105 Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Total Yield Fund
Class A

Investment Objective.  The investment objective of the JNL/S&P Total Yield Fund is capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies determined by the criteria below, that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders).  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.  It is expected that the strategy will tend to select mid- and small-capitalization stocks of the S&P 500.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The Sub-Advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Advisers may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500.  The 30 common stocks are chosen on each Stock Selection Date, as follows:

•	First, from the companies included in the S&P 500 Index, SPIAS selects stocks with a S&P Quality Rank of B or better; and then
•
SPIAS selects the 30 stocks with the highest S&P Total Yield.  S&P Total Yield is defined by taking the sum of the cash dividend, net cash used for stock repurchases and net cash used to retire debt divided by the company’s market capitalization.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly-owned subsidiary of McGraw-Hill.  S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia holds the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report dated June 30, 2009.

Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds

The main risk characteristics of the JNL/S&P Funds are summarized below. The extent of the risk exposure to each category of risk for each Fund depends on its allocation to Underlying Funds that invest in those categories of portfolio investments.  It should be noted that the investment objectives and investment strategies of the JNL/S&P Funds remain constant regardless of which Underlying Funds are invested in.  Thus, the inherent risk characteristics of the JNL/S&P Funds remain constant, although there may be variations in the degrees of exposure to each category of risk.  Moreover, each Fund is subject to the risk of the Sub-Adviser’s ability to identify or anticipate changes in market and economic conditions in connection with determining and revising the percentages of allocations among and the selection of appropriate Underlying Funds.  Other risks and more detailed descriptions may be found in the descriptions of each of the JNL/S&P Funds.

JNL/S&P Managed Conservative Fund; JNL/S&P Managed Moderate Fund; JNL/S&P Managed Moderate Growth Fund; JNL/S&P Managed Growth Fund; and JNL/S&P Managed Aggressive Growth Fund (the “JNL/S&P Managed Funds”)

As between the five JNL/S&P Managed Funds, the difference in risk exposure results from the differing ranges of investments in equity securities versus fixed income and money market securities of the Funds in which they invest.  The JNL/S&P Managed Conservative Fund is expected to invest the lowest percentage in equity securities (approximately 10% to 30%); the JNL/S&P Managed Moderate Fund a slightly higher percentage (approximately 30% to 50%); the JNL/S&P Managed Moderate Growth Fund a slightly higher percentage (approximately 50% to 70%); the JNL/S&P Managed Growth Fund a slightly higher percentage (approximately 70% to 90%); and the JNL/S&P Managed Aggressive Growth Fund the greatest percentage (approximately 80% to 100%).  The anticipated investments in fixed income, money market securities, and other investments generally vary in inverse relationship to the equity investments.

JNL/S&P Disciplined Moderate Fund; JNL/S&P Disciplined Moderate Growth Fund; JNL/S&P Disciplined Growth Fund (the “JNL/S&P Disciplined Funds”)
As between the three JNL/S&P Disciplined Funds, the difference in risk exposure results from the differing ranges of investments in equity securities versus fixed income and money market securities of the Funds in which they invest.  The JNL/S&P Disciplined Moderate Fund is expected to invest the lowest percentage in equity securities (approximately 50% to 70%); the JNL/S&P Disciplined Moderate Growth Fund a slightly higher percentage (approximately 70% to 90%); and the JNL/S&P Disciplined Growth Fund the greatest percentage (approximately 80% to 100%).  The anticipated investments in fixed income, money market securities, and other investments generally vary in inverse relationship to the equity investments.

Underlying Fund Portfolio Securities Major Categories
Stocks.  All JNL/S&P Funds.  Because the Fund will invest in Underlying Funds that invest in stocks, its returns will fluctuate with changes in stock markets.  In the U.S., stocks have historically outperformed other types of investments over the long term.  Stocks, however, may fluctuate in value more dramatically than many other types of investments over the short term.

Smaller and Mid-Size Companies. All JNL/S&P Funds. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term.

Fixed Income: Interest Rate Risk. All JNL/S&P Funds (excluding JNL/S&P 4 Fund).  Interest rate risk is the risk that when interest rates increase, fixed income securities will decline in value. Interest rate changes can be sudden and unpredictable.  A fund’s distributions to its shareholders may decline when interest rates fall, since a fund can only distribute what it earns.  Debt securities that pay interest at a fixed rate tend to lose market value when interest rates rise and increase in value when interest rates decline.   Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including treasury inflation-protected securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Fixed Income: Credit. All JNL/S&P Funds (excluding JNL/S&P 4 Fund).  Income securities, which may include indebtedness and participations, entail credit risk.  An issuer may be unable to make interest payments or repay principal when due.  Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact performance.  Subordinated debt securities are riskier than senior debt securities because their holders will be paid only after the holders of senior debt securities are paid.  Debt securities that are rated below investment grade and comparable unrated securities generally have more risk, fluctuate more in price and are less liquid than higher-rated securities and can be considered speculative.

High-yield bonds, lower-rated bonds, and unrated securities. All JNL/S&P Funds (excluding JNL/S&P 4 Fund).  High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

Mortgage-backed and mortgage-related securities risk. All JNL/S&P Funds (excluding JNL/S&P 4 Fund). A Fund that purchases mortgage-related securities and mortgage-backed securities is subject to certain additional risks.  Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.  Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

Foreign Securities.  All JNL/S&P Funds (excluding JNL/S&P 4 Fund). Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses and may include, among others, currency risks (fluctuations in currency exchange rates and devaluations by governments), country risks (political, diplomatic, regional conflicts, terrorism, war; social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility). With regard to currency risk many investments may be issued and traded in foreign currencies.  Changes in the value of foreign currencies relative to the U.S. dollar can dramatically decrease (or increase) the value of foreign portfolio holdings.  To the extent the currency risk is not hedged, or not successfully hedged, currency exchange rate changes can have a disproportionate impact on, even accounting for most of the gain or loss in a particular period.

Derivative Securities. All JNL/S&P Funds (excluding JNL/S&P 4 Fund). Options, futures, swaps, structured securities and other derivative transactions involve special risks.  The performance of derivative investments depends, in part, on the performance of an underlying asset, including the ability to correctly predict price movements. Derivatives involve costs, may be volatile, may involve a small investment relative to the risk assumed, and require correlation with other investments. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

Industry concentration risk. All JNL/S&P Funds (excluding JNL/S&P 4 Fund).   When there is concentration in a certain industry, performance will be closely tied to, and affected by, the specific industry.  Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions.  As a result of these factors, there may be more volatility, and carry greater risk of adverse developments that can affect many of the companies in which the Underlying Funds invest, than a mixture of stocks of companies from a wide variety of industries.

Small cap investing risk. JNL/S&P 4 Fund and JNL/S&P Disciplined Funds.  Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  The companies in which the Underlying Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  In addition, many small capitalization companies may be in the early stages of development.  Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.  Securities of such issuers may lack sufficient market liquidity to enable the Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.  Accordingly, an investment in the Fund may not be appropriate for all investors.

JNL/S&P 4 Fund
Class A

Investment Objective.  The investment objective of the JNL/S&P 4 Fund is capital appreciation.

Principal Investment Strategies.  For the Underlying Funds, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) generally uses a buy and hold strategy, recommending trades only around each Stock Selection Date, when cash flow activity occurs. Therefore, the Fund may hold securities of a smaller number of issuers. For the Underlying Funds, SPIAS may also recommend trades for mergers if the original stock is not the surviving company.

Between Stock Selection Dates, when cash inflows and outflows require, Jackson National Asset Management, LLC purchases and sells shares of the four Underlying Funds according to the approximate current percentage relationship among the Underlying Funds determined based on market value.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Limited management, trading cost and rebalance risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Adviser and Portfolio Management. The allocations for the JNL/S&P 4 Fund are made by Jackson National Asset Management, LLC (“JNAM”). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606.  JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM currently manages approximately $51.5 billion in assets.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

The Fund is managed on a team basis.  Daniel W. Koors has primary responsibility for the day-to-day management of the Fund’s portfolio, and is assisted by Lynn M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust.  Mr. Koors has been a manager of the Fund since its inception.  Mr. Koors has been associated with JNAM and/or its affiliates since August 2006.  Mr. Koors was elected Senior Vice President in January 2009 and Chief Financial Officer of JNAM in January 2007.  In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006.  Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Director of Separate Account and Transfer Agent Operations at JNAM since July 2008, and was a Director from August 2005 through July 2008.  Ms. Mouser has worked processing Fund transactions since the inception of the Fund.  Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations.  Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.

Both Mr. Koors and Ms. Mouser review the allocations made to the Fund and the application of the investment strategy.  Mr. Koors and Ms. Mouser play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/S&P Managed Conservative Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Conservative Fund is capital growth and current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 335 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Moderate Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Fund is to seek capital growth.  Current income is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 335 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Moderate Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Growth Fund is capital growth and current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 335 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Growth Fund is to seek capital growth.  Current income is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 335 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Aggressive Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Aggressive Growth Fund is capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 335 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Disciplined Moderate Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Disciplined Moderate Fund is to seek capital growth.  Current income is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P Disciplined Moderate Fund allocates approximately 50% to 70% of its assets to Underlying Funds that investment primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 335 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Real Return Fund
JNL/Select Money Market Fund
JNL/T. Rowe Price Short-Term Bond Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The JNL/S&P Disciplined Moderate Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The JNL/S&P Disciplined Moderate Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Interest rate risk
•	Issuer risk
•	Leveraging risk
•	License termination risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Small cap investing risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Disciplined Moderate Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Disciplined Moderate Growth Fund is to seek capital growth and current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P Disciplined Moderate Growth Fund allocates approximately 70% to 90% of its assets to Underlying Funds that investment primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 335 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Real Return Fund
JNL/Select Money Market Fund
JNL/T. Rowe Price Short-Term Bond Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The JNL/S&P Disciplined Moderate Growth Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The JNL/S&P Disciplined Moderate Growth Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Interest rate risk
•	Issuer risk
•	Leveraging risk
•	License termination risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-backed and mortgage-related securities
•	Prepayment risk
•	Small cap investing risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Disciplined Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Disciplined Growth Fund is capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P Disciplined Growth Fund allocates approximately 80% to 100% of its assets to Underlying Funds that investment primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 335 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Real Return Fund
JNL/Select Money Market Fund
JNL/T. Rowe Price Short-Term Bond Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Index investing risk
•	Interest rate risk
•	Issuer risk
•	Leveraging risk
•	License termination risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Small cap investing risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

Master-Feeder Structure

Each of the JNL/American Funds Blue Chip Income & and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth & Income Fund, JNL/American Funds International Fund, and JNL/American Funds New World Fund (the “Feeder Funds” or “Funds”), operates as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, each feeder fund invests in a single registered investment company referred to as a “master fund.” The master fund purchases and manages a pool of investment securities.  Each Feeder Fund’s investment objective and restrictions are the same as its corresponding master fund.  Each master fund is a series of American Funds Insurance Series® (“AFIS” or “Master Funds”).  This structure differs from the other Funds of the Trust, and other investment companies that invest directly in securities and are actively managed.

The Board considered that each Feeder Fund will bear its own operating expenses as well as its pro rata share of its corresponding Master Fund’s fees and expenses.  Because each Fund invests all or substantially all of its assets in a Master Fund, its shareholders will bear the fees and expenses of both the Fund and the Master Fund in which it invests. Thus, the Fund’s expenses could be higher than those of other mutual funds which invest directly in securities.  Each Master Fund may have other shareholders, each of whom, like each Fund, will pay their proportionate share of the Master Fund’s expenses. Each Master Fund may also have shareholders that are not Feeder Funds, but are separate accounts of insurance companies or qualified retirement plans.  The expenses and, correspondingly, the returns of the other shareholders of the Master Funds may differ from those of the Funds.  The Master Funds pay distributions to each Master Fund shareholder, including the Funds.  Also, a large-scale redemption by another feeder fund or any other large investor may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund and other shareholders, including the applicable Fund.

Under the master/feeder structure, each Fund may withdraw its investment in the corresponding Master Fund if the Board determines that it is in the best interest of the Fund and its shareholders to do so.  The Master Fund may fulfill a large withdrawal by a distribution in-kind of portfolio securities, as opposed to a cash distribution.  A Fund could incur brokerage fees or other transaction costs in converting such securities to cash.  The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity, having JNAM manage the Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of each Fund’s assets in its corresponding Master Fund is not a fundamental investment policy of any Fund and a shareholder vote is not required for any Fund to withdraw its investment from its corresponding Master Fund.

Capital Research and Management CompanySM (“CRMC”) serves as investment adviser to the Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Funds’ prospectus. The prospectus for each Master Fund is delivered together with this prospectus.

Each Feeder Fund’s master fund is listed below:

JNL Series Trust Feeder Fund	American Funds Master Fund

JNL/American Funds Blue Chip Income and Growth Fund	Blue Chip Income and Growth Fund (Class 1 shares)
JNL/American Funds Global Bond Fund	Global Bond Fund (Class 1 shares)
JNL/American Funds Global Small Capitalization Fund	Global Small Capitalization Fund (Class 1 shares)
JNL/American Funds Growth-Income Fund	Growth-Income Fund (Class 1 shares)
JNL/American Funds International Fund	International Fund (Class 1 shares)
JNL/American Funds New World Fund	New World Fund® (Class 1 shares)

Information about the American Funds and CRMC is provided with theirpermission and based on information provided by CRMC or derived from the Master Funds’ prospectus. The summary prospectus for each Master Fund is delivered together with this prospectus.  To obtain a copy of the statutory prospectus for each Master Fund, you may go to www.americanfunds.com/afis, call 1-800-421-9900 ext. 65413, or e-mail us at afisclass1@americanfunds.com.

Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s semi-annual and annual report available upon request at 1-800-873-5654.

More About The Funds

The investment objectives of the respective Funds are not fundamental and may be changed by the Trustees without shareholder approval.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Funds to invest in investment companies to the extent permitted under the 1940 Act, including unaffiliated money market funds.  Under the relief, a Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are money market funds managed by the Trust’s investment adviser or its affiliates.  As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees. The Funds have received exemptive relief from the SEC permitting them to invest up to 25% in an affiliated money market fund.

Certain Funds state in the description of their investment strategies that they may invest in futures contracts in certain circumstances.  The Fund’s use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool.  JNAM and the Sub-Advisers have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, they are not subject to registration or regulation as pool operators under that Act.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

For Each of the JNL/Mellon Capital Management Sub-Advised Funds (excluding the JNL/S&P Funds co-Sub-Advised Funds).  The Sub-Adviser is a subsidiary of The Bank of New York Mellon Corporation, the owner of a number of asset managers and a diversified global financial institution.  Through this ownership structure and through other entities owned by the Sub-Adviser’s direct and indirect owners, the Sub-Adviser has various financial industry affiliations.  As a result of the business activities of the Sub-Adviser and its affiliates, the Sub-Adviser may be prohibited or limited from effecting transactions on behalf of the Fund due to rules in the marketplace in which the Sub-Adviser trades, foreign laws or the Sub-Adviser’s own policies and procedures.  By way of illustration only, in certain cases, the Sub-Adviser may face trading limitations or prohibitions because of aggregation issues due to its relationships with affiliated investment advisory firms, position limits imposed by regulators or foreign laws such as mandatory takeover offer requirements (which it will need to avoid).  However, if the Sub-Adviser cannot invest in a security directly, the Fund may, instead, invest in the relevant American Depositary Receipt (ADR).  In any case, the Fund may invest in securities of affiliates of the Fund and the Sub-Adviser to the extent permissible under applicable U.S. laws and regulations.

Portfolio Turnover. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

Derivatives Risk.  As an open-end investment company registered with the SEC a Fund is subject to the Federal Securities Laws including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions with respect to certain kinds of derivatives, a Fund must “set aside” (referred to sometimes as “asset segregation” or “coverage”) liquid assets, or engage in other SEC or staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to set aside liquid assets in an amount equal to a Fund’s daily marked – to market (net) obligations, if any (i.e., a Fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. The use of leverage involves certain risks. See below for leveraging risk. A Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

The Funds enter into certain kinds of derivative transactions that involve obligations to make future payments to third parties.  These transactions include, but are not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when issued or delayed delivery basis, or reverse repurchase agreements.  In this connection, the Funds may be required to “set aside” or segregate liquid assets, or engage in other measures, to cover open derivatives positions, in accordance with federal securities laws, rules thereunder, or interpretations thereof, including positions that the SEC or its staff have taken.  In such situations, the Funds set aside liquid assets on either of two bases.  Where a derivatives contract does not require cash settlement, the Funds must set aside liquid assets on the basis of the contracts full notional value.  Where a derivatives contract does require cash settlement, the Funds are permitted to set aside assets on the basis of daily marked-to-market net obligations (i. e., a Fund’s daily net liability or unrealized loss, if any), rather than the contract’s full notional value.  In the latter situation, a Fund may employ leverage to a greater extent than under the former situation.  Each Fund reserves the right to change its procedures for setting aside assets in order to comply with any change in governing law, rules, interpretations, or SEC or SEC staff positions.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit that meet certain guidelines. Cash collateral may be invested by a Fund in money market investments or short-term liquid investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent. There is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Recent Market Events.  Over the last several years, domestic and international markets have experienced acute turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. In addition, many governments throughout the world responded to the turmoil with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. These market conditions and continuing economic risks add significantly to the risk of short-term volatility in the Funds.

Regulatory Inquiries and Pending Litigation

JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/AIM Large Cap Growth Fund, and JNL/AIM Small Cap Growth Fund

Civil lawsuits, including regulatory proceedings and purported class action and shareholder derivative suits against certain AIM Funds, INVESCO Funds Group, Inc (IFG) (the former investment advisor to certain AIM Funds), Invesco Advisers, Inc. (Invesco), Invesco Aim Distributors, Inc.  (Invesco Aim Distributors) (the distributor of the AIM Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things:  (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM Funds, IFG, Invesco Advisers, Inc., Invesco Aim Distributors and/or related entities and individuals in the future.  You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, at www.invescoaim.com.

JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, and JNL/Franklin Templeton Small Cap Value Fund

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (“Advisers”) (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission (“SEC”) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds.  Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant.  Such a distribution plan has been prepared and submitted to the SEC for approval. On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement.  Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC’s findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country.  Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the “Judicial Panel”) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled “In re Mutual Funds Investment Litigation” (the “MDL”).  The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (“Distributors”) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC’s investigation concerning marketing support payments to securities dealers who sell fund shares.  In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC’s order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of federal securities and state laws relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website.  Any further updates on these matters will be disclosed on Franklin Resources, Inc.’s website at franklintempleton.com under “Statement on Current Industry Issues.”

JNL/Oppenheimer Global Growth Fund

During 2009, a number of lawsuits have been filed in federal courts against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc. (“OFDI”), and certain Oppenheimer mutual funds (“Defendant Funds”) advised by OFI and distributed by OFDI (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers and trustees and former trustees of the respective Defendant Fund. The plaintiffs are seeking class action status on behalf of those who purchased shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.

A lawsuit has been brought in state court against OFI, OFDI and another subsidiary of OFDI, on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against OFI and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust.  All of these lawsuits allege breach of contact, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorney’s fees and litigation expenses. An agreement in principal has been reached to settle the lawsuits on behalf of Oregon College Savings Plan Trust.

Other lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of OFI, against OFI and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named OFDI, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors.  None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.

OFI believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or OFDI to perform their respective duties to the Fund, and that outcome of all the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.

JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005.  Management of PIMCO currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.  On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case.  As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed.  In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS and rejected the IRS’s request for a stay pending appeal.  The IRS is expected to seek emergency relief by appealing this to the US Court of Appeals for the Third Circuit.  It is not known at this time when and whether such emergency relief has or will be sought. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

GLOSSARY OF RISKS

Accounting risk – The Fund or Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

Allocation risk – The Fund is subject to the risk of changes in market and economic conditions when determining and revising the selection and percentages of allocations among appropriate Underlying Funds.

Asia ex-Japan concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Asia ex-Japan countries and to be more volatile than the performance of more geographically diversified funds. Many Asian economies are generally characterized by over-extension of credit, frequent currency fluctuations, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports, less developed legal systems and less efficient markets.  Adverse developments in one country can affect the entire region.  Numerous elements of the auditing and reporting standards may not provide the same shareholder protection or information as those in developed countries.

China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.  Government reforms and the move to capitalism may not positively impact the economies of either country. Stable economic growth may be hampered by a number of factors, including, burdensome regulatory requirements, inflation, poor allocation of resources and the reinvestment of capital, government price controls and capital restrictions, and social instability with a corresponding affect on securities holdings and volatility.

Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged may entail greater volatility than traditional securities.  Derivative instruments’ values may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

Convertible securities risk – A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit risk on the counterparties. Such instruments are not afforded the same protections as may apply to trading futures or options on organized exchanges. Substantial losses may arise from the insolvency, bankruptcy or default of a counterparty and risk of settlement default of parties with whom it trades securities.  Settlement mechanisms in emerging markets are generally less developed and reliable than those in more developed countries thus increasing the risks.

Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit ratings may reflect the varying degrees of risk.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest

Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Cyclical opportunities risk –The Fund might seek to take tactical advantage of changes in the business cycle evidencing growth potential, short-term market movements or changes affecting particular issuers or industries.  If the anticipated changes do not occur, the value of the stock could fall.  Cyclical stocks may tend to increase in value quickly during economic upturns, but they also tend to lose value quickly in economic downturns.  These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Derivatives risk – These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund or Master Fund’s Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment.  The Fund or Master Fund’s Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund or Master Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund or Master Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.  If the Fund or Master Fund’s Adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful.

Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  There may be government policies that restrict investment by foreigners, and a higher risk of a government taking private property.  Low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

European investing risk – Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). The EMU imposes tight fiscal and monetary controls on its members or requires it for EMU membership.  Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments. In addition, there is less publicly available information and more volatile or less liquid markets. Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

Growth investing risk – Growth stocks can perform differently from the market as a whole or other types of stocks.  Growth stocks are generally priced based on future or anticipated earnings, and may be more expensive relative to their earnings or assets.  As a result of forward-looking growth and revenue expectations, growth stocks tend to be more sensitive to changes in their earnings, contributing to their volatility.

High-yield bonds, lower-rated bond, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  An unanticipated default would result in a reduction in income, a decline in the market value of the related securities and a decline in value.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in price volatility.

Income risk – Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.

Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Market fluctuations can cause the performance of an index to be significantly influenced by a handful of companies.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance may sometimes be lower than funds that actively invest in stocks that comprise the index.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  The correlation between the Fund and index performance may be affected by the Fund’s/Underlying Fund’s expenses the index doesn’t have, changes in securities markets, changes in the composition of the index, the size of the portfolio, the timing of purchases and redemptions of the Fund’s/Underlying Fund’s shares, and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Internal Revenue Code.

Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.  The Fund or Master Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Investment growth style risk – The returns from a certain investment style may trail returns from the overall stock market.  Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings.  Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.  Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or may be available only in very limited quantities. When the Fund’s size is smaller, any gains or losses from IPOs will have a greater impact on the Fund’s performance than when the Fund is larger.

Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Investment value style risk – The returns from a certain investment style may trail returns from the overall stock market.  Value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends.  A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging risk – The use of leverage may cause the Fund or Master Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Fund or Master Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund or Master Fund's portfolio securities.

License termination risk – The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

Limited management, trading cost and rebalance risk – The Fund’s/Underlying Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

Liquidity risk (JNL/American Funds Global Bond Fund) – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Master Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  The Master Fund’s principal investment strategy that involves small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the exposure to liquidity risk.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund or Master Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  Small capitalization companies and companies domiciled in emerging markets pose greater liquidity and volatility risks of price fluctuations.

Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender.  Indebtedness of companies whose creditworthiness is poor may be highly speculative involving substantially greater risks that those companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, with a substantial risk of losing the entire amount invested.  After purchase of a loan, the Fund may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower. In the event that a borrower defaults, access to the collateral securing the loan may be limited by bankruptcy and other insolvency laws.  The collateral may be inadequate or difficult to realize upon, so the Fund might not receive payments to which it is entitled.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective.

Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-related securities may exhibit additional volatility. This is known as extension risk.  Rising interest rates and falling property prices may increase the likelihood that individuals and entities may fall behind or fail to make payments on their mortgages.  This is referred to as default risk.  When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid.  In addition, a number of mortgage defaults could lead to a decline in the value of mortgage-backed and mortgage-related securities.  Mortgage-related securities are also subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns because the Fund will have to reinvest that money at the lower prevailing interest rates. This is referred to as contraction risk.

Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments or defaults on the underlying mortgages serving as collateral.  An increase or decrease in payment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price.  The prices of mortgage-backed securities, depending on their structure and the rate of payments, can be volatile.  Some mortgage-backed securities may also not be as liquid as other securities.  The value of these securities also may change because of changes in the market’s perception or the actual creditworthiness of the issuer.  In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation, interest rates, and/or tax policies.

Non-diversification risk – The Fund or Master Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund or Master Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

Pacific Rim investing risk – The Pacific Rim economies are in all stages of economic development. Many of the economies in the region can be characterized as either developing or newly industrialized.  However, the Fund will concentrate investments in developed Pacific Rim markets.  Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time.  Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.  The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. The Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim and to be more volatile than the performance of more geographically diversified funds.

Portfolio turnover – The Fund or Master Fund may actively trade securities in seeking to achieve its objective.  Doing so may increase transaction costs, which may reduce performance.  Active trading also may increase realized short-term capital gains and losses.

Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Private equity risk – In addition to the risks of direct investments, Listed Private Equity Companies are subject to various risks depending on their underlying investments, which are not limited to, additional liquidity risk, sector risk, non-U.S. security risk, currency risk, credit risk, managed portfolio risk and derivatives risk (derivatives risk is the risk that the value of the Listed Private Equity Companies’ derivative investments will fall because of pricing difficulties or lack of correlation with the underlying investment).

There are inherent risks in investing in private equity companies, whose principal business is to invest in and lend capital to privately held companies.  Generally, little public information exists for private and thinly traded companies impede the ability to make a fully informed investment decision.  Listed Private Equity Companies may have relatively concentrated investment portfolios of small number of holdings.  The aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, or the need to write down the value of an investment.

Real estate investment risk – Real estate is also affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.  Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination.  Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares.   The Fund could hold real estate directly if a company defaults on its debt securities.  Direct ownership in real estate present additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.  Investment in REITs may be affected by the management skill of the persons managing the REIT.  The Fund will bear a proportional share of the REITs’ expenses.

Risk arbitrage securities and distressed companies – Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company.  Distressed companies are companies that are, or about to be, involved in reorganizations, financial restructurings or bankruptcy. The actual transaction may not be completed on the terms or within the time frame originally contemplated, if at all, resulting in losses.  Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default.  Also, securities of distressed companies are generally more likely to become worthless.

Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.  These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers.  The bank securities typically are not insured by the federal government.  Securities that do not represent deposits have lower priority in the bank’s capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

Sector risk– Investment of a significant portion in the securities of companies involved in the financial services sector carries greater risk of adverse developments in a sector affecting performance. The financial services sector is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for services decreases and prices and dividends may decline.

Although financial services companies carry more risk than a more diversified fund the dividends typically paid by financial services companies may help to moderate this risk to some extent. The financial services sector is highly correlated and particularly sensitive to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition. Financial services companies may also be hurt when interest rates rise sharply to varying degrees.  The stocks may also be vulnerable to rapidly rising inflation. The industry is not generally perceived to be dynamic or aggressive, which could lessen fund performance.

Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.  It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Short sales risk – A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative decline, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, the losses could be greater than the actual cost of the investment. Increased liquidity risk and transaction costs are frequently involved, as is the risk that the third party to the short sale may fail to honor its contract terms.

Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks.  Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost.  For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Tax risk – The Internal Revenue Service (“IRS”) has issued a ruling that causes certain income from commodity-linked swaps, to gain exposure to the DJ-UBS Index, to not be considered qualifying income for purposes of being taxed as a regulated investment company.  Any income derived from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the Fund’s gross income. Failure to qualify as a RIC, subjects a fund to federal income tax on its net income at regular corporate rates (without regard to the dividends paid deduction for distributions to shareholders. When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.  Failure to qualify as a RIC would subject Fund shareholders to federal income tax, to the risk of diminished returns.

Temporary defensive positions and large cash positions – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  During periods in which the Fund or Master Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Underlying funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.  The ability of the Fund to achieve its investment objective will depend in part upon the Sub-Adviser’s ability to allocate investments in the Underlying Funds and their ability to achieve their investment objectives.  There can be no assurance that the investment objective of any Underlying Fund will be achieved.  The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.  The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government.

There is a risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. Government Securities may be purchased by the Funds, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and equities and on securities guaranteed by the entities is unclear.  No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.  In addition, new accounting standards and future Congressional action may affect the value of FNMA and FHLMC debt.

MANAGEMENT OF THE TRUST

Investment Adviser

Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Asset Management, LLCSM (“JNAM®” or the “Adviser”), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Prudential plc is also the parent of Curian Capital, LLC, M&G Investment Management Limited, PPM America, Inc. and Prudential Asset Management (Singapore) Limited.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

Management Fee

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly.  The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.  Each JNL/S&P Fund (except the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund), the JNL/Franklin Templeton Founding Strategy Fund, the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, and the JNL Institutional Alt 65 Fund will indirectly bear its pro rata share of fees of the Underlying Funds in addition to the fees shown for that Fund.

The following terms apply in connection with JNAM’s contractual obligation to waive fees and reimburse expenses for the Feeder Funds and JNL/Select Money Market Fund.  There can be no assurance that JNAM will continue to waive fees and reimburse expenses after December 31, 2010.  The Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its Adviser fee. Such reimbursement by the Fund shall be made monthly, but only if the operating expenses of the Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  Each Feeder Fund charges the advisory fee disclosed in the table below. Each Master Fund charges a separate advisory fee.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
JNL/American Funds Blue Chip Income and Growth Fund	$0 to $1 billion Over $1 billion	.70% .65%
JNL/American Funds Global Bond Fund	$0 to $1 billion Over $1 billion	.70% .65%
JNL/American Funds Global Small Capitalization Fund	$0 to $1 billion Over $1 billion	.75% .70%
JNL/American Funds Growth-Income Fund	$0 to $1 billion Over $1 billion	.70% .65%
JNL/American Funds International Fund	$0 to $1 billion Over $1 billion	.85% .80%
JNL/American Funds New World Fund	$0 to $1 billion Over $1 billion	1.05% 1.00%
JNL Institutional Alt 20 Fund	$0 to $500 million Over $500 million	.15% .10%
JNL Institutional Alt 35 Fund	$0 to $500 million Over $500 million	.15% .10%
JNL Institutional Alt 50 Fund	$0 to $500 million Over $500 million	.15% .10%
JNL Institutional Alt 65 Fund	$0 to $500 million Over $500 million	.15% .10%
JNL/AIM Global Real Estate Fund	$0 to $50 million Over $50 million	.75% .70%
JNL/AIM International Growth Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/AIM Large Cap Growth Fund	$0 to $150 million Over $150 million	.70% .65%
JNL/AIM Small Cap Growth Fund	$0 to $300 million Over $300 million	.85% .80%
JNL/Capital Guardian Global Balanced Fund	$0 to $500 million Over $500 million	.65% .60%
JNL/Capital Guardian Global Diversified Research Fund	$0 to $150 million $150 million to $500 million $500 million to $750 million Over $750 million	.75% .70% .65% .60%
JNL/Capital Guardian U.S. Growth Equity Fund	$0 to $150 million $150 million to $500 million $500 million to $750 million Over $750 million	.70% .65% .60% .55%
JNL/Credit Suisse Commodity Securities Fund	$0 to $300 million Over $300 million	.70% .60%
JNL/Credit Suisse Long/Short Fund	$0 to $300 million Over $300 million	.80% .75%
JNL/Eagle Core Equity Fund	$0 to $100 million $100 million to $300 million Over $300 million	.65% .60% .55%
JNL/Eagle SmallCap Equity Fund	$0 to $100 million $100 million to $500 million Over $500 million	.75% .70% .65%
JNL/Franklin Templeton Founding Strategy Fund	All Assets	0%
JNL/Franklin Templeton Global Growth Fund	$0 to $300 million $300 to $500 million Over $500 million	.75% .65% .60%
JNL/Franklin Templeton Income Fund	$0 to $100 million $100 million to $200 million $200 million to $500 million Over $500 million	.80% .75% .65% .60%
JNL/Franklin Templeton International Small Cap Growth Fund	$0 to $500 million Over $500 million	.95% .90%
JNL/Franklin Templeton Mutual Shares Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/Franklin Templeton Small Cap Value Fund	$0 to $200 million $200 million to $500 million Over $500 million	.85% .77% .75%
JNL/Goldman Sachs Core Plus Bond Fund	$0 to $500 million Over $500 million	.60% .55%
JNL/Goldman Sachs Emerging Markets Debt Fund	$0 to $200 million Over $200 million	.75% .70%
JNL/Goldman Sachs Mid Cap Value Fund	$0 to $100 million Over $100 million	.75% .70%
JNL/Ivy Asset Strategy Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/JPMorgan International Value Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million $250 million to $750 million $750 million to $1,500 million Over $1,500 million	.70% .65% .60% .55%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million $150 million to $300 million $300 million to $500 million Over $500 million	.50% .45% .40% .35%
JNL/Lazard Emerging Markets Fund	$0 to $100 million $100 million to $250 million Over $250 million	1.00% .90% .85%
JNL/Lazard Mid Cap Equity Fund	$0 to $50 million $50 million to $250 million Over $250 million	.75% .70% .65%
JNL/M&G Global Basics Fund	$0 to $500 million Over $500 million	.85% .80%
JNL/M&G Global Leaders Fund	$0 to $500 million Over $500 million	.85% .80%
JNL/Mellon Capital Management European 30 Fund	$0 to $50 million $50 million to $100 million Over $100 million	.37% .31% .28%
JNL/Mellon Capital Management Pacific Rim 30 Fund	$0 to $50 million $50 million to $100 million Over $100 million	.37% .31% .28%
JNL/Mellon Capital Management S&P 500 Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management Small Cap Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management International Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.30% .25% .24%
JNL/Mellon Capital Management Bond Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.30% .25% .24%
JNL/Mellon Capital Management Global Alpha Fund	$0 to $500 million Over $500 million	1.00% .90%
JNL/Oppenheimer Global Growth Fund	$0 to $300 million Over $300 million	.70% .60%
JNL/PAM Asia ex-Japan Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/PAM China-India Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/PIMCO Real Return Fund	$0 to $1 billion Over $1 billion	.50% .475%
JNL/PIMCO Total Return Bond Fund	All assets	.50%
JNL/PPM America High Yield Bond Fund	$0 to $150 million $150 million to $500 million Over $500 million	.50% .45% .425%
JNL/PPM America Mid Cap Value Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/PPM America Small Cap Value Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/PPM America Value Equity Fund	$0 to $300 million Over $300 million	.55% .50%
JNL/Red Rocks Listed Private Equity Fund	$0 to $200 million Over $200 million	.85% .80%
JNL/Select Balanced Fund	$0 to $50 million $50 million to $150 million $150 million to $300 million $300 million to $500 million Over $500 million	.55% .50% .475% .45% .425%
JNL/Select Money Market Fund	$0 to $500 million Over $500 million	.28% .25%
JNL/Select Value Fund	$0 to $300 million $300 million to $500 million Over $500 million	.55% .50% .45%
JNL/T. Rowe Price Established Growth Fund	$0 to $150 million $150 million to $500 million Over $500 million	.65% .60% .55%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $150 million Over $150 million	.75% .70%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million Over $250 million	.45% .40%
JNL/T. Rowe Price Value Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/S&P Competitive Advantage Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/S&P Dividend Income & Growth Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/S&P Intrinsic Value Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/S&P Total Yield Fund	$0 to $500 million Over $500 million	.40% .35%
JNL/S&P 4 Fund	All Assets	0%
JNL/S&P Managed Conservative Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Moderate Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Moderate Growth Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Growth Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Aggressive Growth Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Disciplined Moderate Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Disciplined Moderate Growth Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Disciplined Growth Fund	$0 to $500 million Over $500 million	.13% .08%

Sub-Advisory Arrangements

The Adviser selects, contracts with and compensates Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the Sub-Adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust.  The Sub-Adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus.  Each Sub-Adviser (except SPIAS as Sub-Adviser to the following Funds: JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund), implements such programs by purchases and sales of securities.  Because the investments of the Funds listed above for which SPIAS is Sub-Adviser consist exclusively of shares of other Funds of the Trust, SPIAS relays its program recommendations to the Adviser for implementation.  Each Sub-Adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs. For the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund and the JNL/S&P Total Yield Fund, Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions in the Funds, as required, to closely replicate the allocations developed by SPIAS.

As compensation for its services, each Sub-Adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund.  The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the Sub-Advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated Sub-Advisers with the approval of the Board of Trustees, but without the approval of shareholders.  The order allows the Adviser to materially amend a sub-advisory agreement with unaffiliated sub-advisers with the approval of the Board of Trustees, but without shareholder approval.  Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change.  The order allows the Funds to operate more efficiently and with greater flexibility.  The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to the following services:

•	Performing initial due diligence on prospective Sub-Advisers for the Funds;
•	Monitoring the performance of Sub-Advisers;
•	Communicating performance expectations to the Sub-Advisers; and
•	Ultimately recommending to the Board of Trustees whether a Sub-Adviser’s contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers.  Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.  At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.

ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM (“Administrator”) an Administrative Fee as annual percentage of the average daily net assets of the Fund as set forth below.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses and other expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as “Other Expenses” in the fee tables).

Funds	Assets	Administrative Fee
JNL/American Funds Blue Chip Income and Growth Fund	All Assets	.15%
JNL/American Funds Global Bond Fund	All Assets	.15%
JNL/American Funds Global Small Capitalization Fund	All Assets	.15%
JNL/American Funds Growth-Income Fund	All Assets	.15%
JNL/American Funds International Fund	All Assets	.15%
JNL/American Funds New World Fund	All Assets	.15%
JNL Institutional Alt 20 Fund	All Assets	.05%
JNL Institutional Alt 35 Fund	All Assets	.05%
JNL Institutional Alt 50 Fund	All Assets	.05%
JNL Institutional Alt 65 Fund	All Assets	.05%
JNL/AIM Global Real Estate Fund	All Assets	.15%
JNL/AIM International Growth Fund	All Assets	.15%
JNL/AIM Large Cap Growth Fund	All Assets	.10%
JNL/AIM Small Cap Growth Fund	All Assets	.10%
JNL/Capital Guardian Global Balanced Fund	All Assets	.15%
JNL/Capital Guardian Global Diversified Research Fund	All Assets	.15%
JNL/Capital Guardian U.S. Growth Equity Fund	All Assets	.10%
JNL/Credit Suisse Commodity Securities Fund	All Assets	.15%
JNL/Credit Suisse Long/Short Fund	All Assets	.15%
JNL/Eagle Core Equity Fund	All Assets	.10%
JNL/Eagle SmallCap Equity Fund	All Assets	.10%
JNL/Franklin Templeton Founding Strategy Fund	All Assets	.05%
JNL/Franklin Templeton Global Growth Fund	All Assets	.15%
JNL/Franklin Templeton Income Fund	All Assets	.10%
JNL/Franklin Templeton International Small Cap Growth Fund	All Assets	.15%
JNL/Franklin Templeton Mutual Shares Fund	All Assets	.10%
JNL/Franklin Templeton Small Cap Value Fund	All Assets	.10%
JNL/Goldman Sachs Core Plus Bond Fund	All Assets	.10%
JNL/Goldman Sachs Emerging Markets Debt Fund	All Assets	.15%
JNL/Goldman Sachs Mid Cap Value Fund	All Assets	.10%
JNL/Ivy Asset Strategy Fund	All Assets	.15%
JNL/JPMorgan International Value Fund	All Assets	.15%
JNL/JPMorgan MidCap Growth Fund	All Assets	.10%
JNL/JPMorgan U.S. Government & Quality Bond Fund	All Assets	.10%
JNL/Lazard Emerging Markets Fund	All Assets	.15%
JNL/Lazard Mid Cap Equity Fund	All Assets	.10%
JNL/M&G Global Basics Fund	All Assets	.15%
JNL/M&G Global Leaders Fund	All Assets	.15%
JNL/Mellon Capital Management European 30 Fund	All Assets	.20%
JNL/Mellon Capital Management Pacific Rim 30 Fund	All Assets	.20%
JNL/Mellon Capital Management S&P 500 Index Fund	All Assets	.10%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	All Assets	.10%
JNL/Mellon Capital Management Small Cap Index Fund	All Assets	.10%
JNL/Mellon Capital Management International Index Fund	All Assets	.15%
JNL/Mellon Capital Management Bond Index Fund	All Assets	.10%
JNL/Mellon Capital Management Global Alpha Fund	All Assets	.15%
JNL/Oppenheimer Global Growth Fund	All Assets	.15%
JNL/PAM Asia ex-Japan Fund	All Assets	.15%
JNL/PAM China-India Fund	All Assets	.20%
JNL/PIMCO Real Return Fund	All Assets	.10%
JNL/PIMCO Total Return Bond Fund	All Assets	.10%
JNL/PPM America High Yield Bond Fund	All Assets	.10%
JNL/PPM America Mid Cap Value Fund	All Assets	.10%
JNL/PPM America Small Cap Value Fund	All Assets	.10%
JNL/PPM America Value Equity Fund	All Assets	.10%
JNL/Red Rocks Listed Private Equity Fund	All Assets	.15%
JNL/Select Balanced Fund	All Assets	.10%
JNL/Select Money Market Fund	All Assets	.10%
JNL/Select Value Fund	All Assets	.10%
JNL/T. Rowe Price Established Growth Fund	All Assets	.10%
JNL/T. Rowe Price Mid-Cap Growth Fund	All Assets	.10%
JNL/T. Rowe Price Short-Term Bond Fund	All Assets	.10%
JNL/T. Rowe Price Value Fund	All Assets	.10%
JNL/S&P Competitive Advantage Fund	All Assets	.10%
JNL/S&P Dividend Income & Growth Fund	All Assets	.10%
JNL/S&P Intrinsic Value Fund	All Assets	.10%
JNL/S&P Total Yield Fund	All Assets	.10%
JNL/S&P 4 Fund	All Assets	.05%
JNL/S&P Managed Growth Fund	All Assets	.05%
JNL/S&P Managed Conservative Fund	All Assets	.05%
JNL/S&P Managed Moderate Growth Fund	All Assets	.05%
JNL/S&P Managed Moderate Fund	All Assets	.05%
JNL/S&P Managed Aggressive Growth Fund	All Assets	.05%
JNL/S&P Disciplined Moderate Fund	All Assets	.05%
JNL/S&P Disciplined Moderate Growth Fund	All Assets	.05%
JNL/S&P Disciplined Growth Fund	All Assets	.05%

CLASSES OF SHARES

Effective December 15, 2003, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, each Fund has two classes of shares (Class A and Class B), except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Disciplined Growth Fund, JNL/S&P 4 Fund, and the JNL/Franklin Templeton Founding Strategy Fund have one class of shares.  The outstanding shares of all Funds (except JNL/S&P Funds) as of that date have been redesignated Class A shares.

This Prospectus offers two classes of shares.  Under the multi-class structure, the Class A shares and Class B shares of each Fund represent interests in the same portfolio of securities, and will be substantially the same except for “class expenses.”  The expenses of each Fund will be borne by each Class of shares based on the net assets of the Fund attributable to each Class, except that class expenses will be allocated to each Class.  “Class expenses” will include any distribution or administrative or service expense allocable to the appropriate Class, pursuant to the Brokerage Enhancement Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

DISTRIBUTION PLAN

All Funds of the Trust except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Disciplined Growth Fund, JNL/S&P 4 Fund, and JNL/Franklin Templeton Founding Strategy Fund, have adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Distribution Plan (“Plan”).

The Board of Trustees, including all of the Independent Trustees, approves, at least annually, the continuation of the Distribution Plan (“Plan”) in connection with the Board’s adoption of a multi-class plan authorizing Class A and Class B interests.  Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests.  Jackson National Life Distributors LLC (“JNLD”), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

THE DISTRIBUTOR

The Distributor also has the following relationships with the Sub-Advisers and their affiliates.  The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  In addition, the Distributor acts as distributor of variable insurance contracts and variable life insurance policies (the “Contracts”) issued by Jackson and its subsidiary Jackson National Life Insurance Company of New York (“Jackson NY”).  Raymond James Financial Services, a brokerage affiliate of the Sub-Adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities.  The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the Contracts.

INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts (“Accounts”) of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable contracts (“Contracts”), to qualified and unqualified retirement plans and other regulated investment companies.  The Accounts purchases the shares of the sub-accounts that investing the Funds at their net asset value. There is no sales charge.

Shares of the Funds are not available to the general public directly.  Some of the Funds are managed by Sub-Advisers who manage publicly available mutual funds having similar names and investment objectives.  While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund.  Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The net asset value per share of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open.  The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the “fair value” of a security for which a current market price is not available.  Under these procedures, in general the “fair value” of a security shall be the amount, determined by the Administrator in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board of Trustees has established a pricing committee to review fair value determinations.  The pricing committee will also review restricted and illiquid security values, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g. disorderly market transactions) and determine/review fair values pursuant to the “Pricing Policies and Procedures” adopted by the Board of Trustees of the Trust.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s net asset value may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s net asset value (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Trustees, to determine the “fair value” of such securities for purposes of calculating a Fund’s net asset value.  The Administrator will “fair value” such securities if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund’s net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust’s pricing procedures to be a “significant event.”  A “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities.  Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s net asset value.  When fair-value pricing is employed, the securities prices used to calculate a Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“MARKET TIMING” POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves, by a qualified retirement plan for Jackson and its affiliates, and other regulated investment companies.

The interests of the Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Funds are not intended as vehicles for market timing.  The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. This does not apply to a money market Fund.

See the Separate Account Prospectus for the contract that describes Jackson’s anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board of Trustees has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred.  In addition, the JNL/S&P Funds’ net asset values are calculated based on the net asset values of the Underlying Funds and the “fair value” pricing policy will apply to the Underlying Funds as described above. The Funds’ “fair value” pricing policy is described under “Investment in Trust Shares” above.

The practices and policies described above are intended to deter and curtail market timing in the Fund.  However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing.  If they are ineffective, the adverse consequences described above could occur.

DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund’s policies and procedures relating to disclosure of portfolio securities is available in the Fund’s Statement of Additional Information and at www.jackson.com.

SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions are processed on any day on which the Trust and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust’s transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

•	When the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

TAX STATUS

Each Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).  Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Fund is treated as a separate corporation for purposes of the Code.  Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are separate accounts of variable insurance contracts, qualified and unqualified retirement plans, there are no tax consequences to those shareholders of buying, holding, exchanging and selling shares of the Funds.  Distributions from the Funds are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Account Prospectus for more detailed information on tax issues related to the Contracts.

Separate Accounts funding insurance contracts must meet certain diversification requirements, as must the underlying funds in which they invest in order for the variable insurance contract owners to receive favorable tax treatment.  If a Series, a Master Fund or a Separate Account were to fail to meet the diversification requirements, income allocable to the contracts would be taxable currently to the contract owners and income from prior periods relating to such contracts could also be taxable.

FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Fund.  The information does not reflect any charges imposed under a variable insurance contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset			Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total		End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL Alt Institutional Alt 20 Fund (h)

Class A
04/06(a)-12/31/2009	$ 10.00	$ 0.45	$ 2.28	$ 2.73	$ -	$ -	$ 12.73	27.30%		$ 199,516	3%	0.20%	4.93%

JNL Alt Institutional Alt 35 Fund (h)

Class A
04/06(a)-12/31/2009	10.00	0.44	2.80	3.24	-	-	13.24	32.40		308,516	6	0.20	4.72

JNL Alt Institutional Alt 50 Fund (h)

Class A
04/06(a)-12/31/2009	10.00	0.49	3.08	3.57	-	-	13.57	35.70		361,516	13	0.20	5.06

JNL Alt Institutional Alt 65 Fund (h)

Class A
04/06(a)-12/31/2009	10.00	0.47	3.50	3.97	-	-	13.97	39.70		229,813	24	0.20	4.80

JNL/AIM International Growth Fund

Class A
12/31/2009	6.88	0.12	2.42	2.54	(0.15)	-	9.27	36.99	(t)	431,595	27	1.04	1.55
12/31/2008	15.74	0.27	(6.68)	(6.41)	(0.06)	(2.39)	6.88	(40.94)		249,897	53	1.03	2.10
12/31/2007	14.55	0.30	1.10	1.40	(0.21)	-	15.74	9.70		475,302	105	1.03	1.90
12/31/2006	12.03	0.18	2.55	2.73	(0.21)	-	14.55	22.67		259,811	12	1.06	1.35
12/31/2005	11.04	0.14	1.04	1.18	(0.19)	-	12.03	10.69		201,554	71	1.08	1.25

JNL/AIM Large Cap Growth Fund

Class A
12/31/2009	8.67	0.04	2.07	2.11	(0.03)	-	10.75	24.29		624,156	57	0.97	0.45
12/31/2008	14.93	0.04	(5.69)	(5.65)	(0.02)	(0.59)	8.67	(37.66)		350,826	56	0.97	0.29
12/31/2007	13.49	0.02	2.09	2.11	(0.01)	(0.66)	14.93	15.75		525,103	71	0.99	0.17
12/31/2006	12.51	0.02	0.96	0.98	0.00 (f)	-	13.49	7.86		396,703	90	1.00	0.12
12/31/2005	11.67	0.00	0.84	0.84	-	-	12.51	7.23		361,417	101	1.01	0.03

JNL/AIM Global Real Estate Fund

Class A
12/31/2009	5.79	0.18	1.70	1.88	(0.14)	-	7.53	32.53		342,951	65	1.07	2.78
12/31/2008	12.44	0.31	(4.96)	(4.65)	(0.23)	(1.77)	5.79	(35.71)		145,218	117	1.03	2.78
12/31/2007	15.80	0.20	(2.58)	(2.38)	(0.17)	(0.81)	12.44	(15.01)		184,451	76	1.02	1.29
12/31/2006	11.70	0.42	3.84	4.26	(0.05)	(0.11)	15.80	36.38		254,557	37	1.02	2.98
05/02(a)-12/31/2005	10.00	0.21	1.49	1.70	-	-	11.70	17.00		79,209	36	1.05	3.37

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset			Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total		End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/AIM Small Cap Growth Fund

Class A
12/31/2009	$ 7.50	$ (0.02)	$ 2.63	$ 2.61	$ -	$ -	$ 10.11	34.80%		$ 92,793	33%	1.16%	(0.17)%
12/31/2008	14.82	(0.04)	(5.95)	(5.99)	-	(1.33)	7.50	(39.73)		40,314	42	1.16	(0.32)
12/31/2007	14.27	(0.10)	1.71	1.61	-	(1.06)	14.82	11.37		73,951	37	1.15	(0.64)
12/31/2006	13.52	(0.11)	2.07	1.96	-	(1.21)	14.27	14.49		53,265	54	1.16	(0.79)
12/31/2005	12.47	(0.08)	1.13	1.05	-	-	13.52	8.42		49,776	65	1.16	(0.67)

JNL/Capital Guardian Global Balanced Fund

Class A
12/31/2009	7.35	0.15	1.50	1.65	(0.18)	-	8.82	22.48		279,806	78	1.01	1.88
12/31/2008	11.95	0.25	(3.67)	(3.42)	(0.12)	(1.06)	7.35	(28.29)		183,572	70	1.01	2.37
12/31/2007	11.92	0.20	0.72	0.92	(0.14)	(0.75)	11.95	7.96		197,825	155	0.98	1.60
12/31/2006	11.03	0.18	1.01	1.19	(0.10)	(0.20)	11.92	10.79		162,743	62	1.02	1.55
12/31/2005	10.02	0.12	0.89	1.01	-	-	11.03	10.09		127,908	83	1.01	1.22

JNL/Capital Guardian Global Diversified Research Fund

Class A
12/31/2009	15.33	0.17	5.70	5.87	(0.28)	-	20.92	38.32	(u)	332,577	85	1.09	0.97
12/31/2008	26.67	0.44	(11.78)	(11.34)	-	-	15.33	(42.52)		163,107	96	1.09	2.04
12/31/2007	22.23	(0.03)	4.62	4.59	(0.15)	-	26.67	20.65		232,460	195	1.10	(0.11)
12/31/2006	19.68	0.07	2.55	2.62	(0.07)	-	22.23	13.31		160,207	116	1.10	0.35
12/31/2005	19.41	0.08	0.29	0.37	(0.10)	-	19.68	1.91		188,593	264	1.10	0.30

JNL/Capital Guardian International Small Cap Fund

Class A
12/31/2009	4.53	0.04	2.36	2.40	(0.08)	-	6.85	52.93		144,004	46	1.31	0.65
12/31/2008	9.87	0.14	(5.47)	(5.33)	(0.01)	-	4.53	(54.00)		44,755	53	1.31	1.88
12/03(a) - 12/31/2007	10.00	0.00	(0.13)	(0.13)	-	-	9.87	(1.30)		73,063	2	1.30	0.22

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data			Ratio of		Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to		Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net		to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)		Net Assets (c)
JNL/Capital Guardian U.S. Growth Equity Fund

Class A
12/31/2009	$ 13.99	$ 0.09	$ 4.79	$ 4.88	$ (0.02)		$ -	$ 18.85	34.91%	$ 554,978	55%	0.98%		0.57%
12/31/2008	23.68	0.06	(9.75)	(9.69)	0.00	(f)	-	13.99	(40.92)	195,824	47	0.99		0.29
12/31/2007	21.58	0.00	2.10	2.10	-		-	23.68	9.73	226,712	190	1.00		(0.01)
12/31/2006	20.63	(0.01)	0.96	0.95	-		-	21.58	4.60	186,424	89	0.99		(0.07)
12/31/2005	19.71	(0.05)	0.97	0.92	-		-	20.63	4.67	216,007	77	0.99		(0.18)

JNL/Credit Suisse Commodity Securities Fund

Class A
12/31/2009	6.31	0.07	3.09	3.16	(0.06)		-	9.41	50.17	641,108	108	1.03		0.88
12/31/2008	13.90	0.20	(7.35)	(7.15)	(0.01)		(0.43)	6.31	(51.30)	214,651	71	1.04		1.67
01/16(a) - 12/31/2007	10.00	0.07	3.83	3.90	-		-	13.90	39.00	388,379	51	1.05		0.57

JNL/Credit Suisse Long/Short Fund

Class A
12/31/2009	6.11	0.06	1.46	1.52	(0.05)		-	7.58	24.86	90,306	909	1.54	(g)	0.98
12/31/2008	10.85	0.09	(4.22)	(4.13)	-		(0.61)	6.11	(37.68)	41,879	455	1.59	(g)	0.98
01/16(a) - 12/31/2007	10.00	(0.02)	0.87	0.85	-		-	10.85	8.50	68,632	240	2.26	(g)	(0.19)

JNL/Eagle Core Equity Fund

Class A
12/31/2009	4.96	0.05	1.63	1.68	(0.07)		-	6.57	33.83	84,192	36	0.96		0.84
12/31/2008	14.53	0.16	(5.92)	(5.76)	(0.34)		(3.47)	4.96	(39.04)	42,644	57	0.96		1.35
12/31/2007	17.22	0.20	(0.12)	0.08	(0.35)		(2.42)	14.53	0.59	81,088	43	0.94		1.13
12/31/2006	15.33	0.15	1.74	1.89	0.00	(f)	-	17.22	12.35	177,972	109	0.96		0.92
12/31/2005	14.96	0.14	0.36	0.50	(0.13)		-	15.33	3.37	244,280	106	0.96		0.77

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from									Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized			Supplemental Data				Ratio of		Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on		Net Asset		Net Assets,			Expenses to		Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment		Value, End	Total	End of Period	Portfolio		Average Net		to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions		of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)		Net Assets (c)
JNL/Eagle SmallCap Equity Fund

Class A
12/31/2009	$ 11.91	$ 0.04	$ 4.19	$ 4.23	$ -		$ -		$ 16.14	35.52%	$ 279,448	67%		1.03%		0.34%
12/31/2008	20.73	(0.04)	(7.93)	(7.97)	-		(0.85)		11.91	(38.34)	164,108	69		1.03		(0.25)
12/31/2007	22.19	(0.11)	2.65	2.54	-		(4.00)		20.73	12.14	231,713	81		1.03		(0.45)
12/31/2006	20.13	(0.15)	4.17	4.02	-		(1.96)		22.19	20.03	199,096	68		1.05		(0.67)
12/31/2005	19.97	(0.15)	0.66	0.51	-		(0.35)		20.13	2.52	159,471	57		1.06		(0.72)

JNL/Franklin Templeton Founding Strategy Fund (h)

Class A
12/31/2009	6.32	0.29	1.61	1.90	0.00	(f)	-		8.22	30.13	838,759	5		0.06		4.15
12/31/2008	10.09	0.00	(3.66)	(3.66)	(0.11)		0.00	(f)	6.32	(36.13)	580,801	14		0.06		(0.02)
01/16(a) - 12/31/2007	10.00	0.24	(0.15)	0.09	-		-		10.09	0.90	800,395	9		0.05		2.42

JNL/Franklin Templeton Global Growth Fund

Class A
12/31/2009	5.92	0.10	1.74	1.84	(0.12)		-		7.64	31.06	375,505	5		1.10		1.58
12/31/2008	9.99	0.17	(4.24)	(4.07)	0.00	(f)	0.00	(f)	5.92	(40.72)	236,023	11		1.11		2.18
01/16(a) - 12/31/2007	10.00	0.11	(0.05)	0.06	(0.06)		(0.01)		9.99	0.63	318,542	3		1.10		1.15

JNL/Franklin Templeton Income Fund

Class A
12/31/2009	7.39	0.55	1.88	2.43	(0.53)		-		9.29	32.92	728,236	39		1.00		6.51
12/31/2008	10.53	0.66	(3.79)	(3.13)	(0.01)		-		7.39	(29.74)	432,233	56		1.00		7.05
12/31/2007	10.70	0.60	(0.40)	0.20	(0.35)		(0.02)		10.53	1.85	549,659	21	(i)	1.02		5.45
05/01(a)-12/31/2006	10.00	0.34	0.64	0.98	(0.26)		(0.02)		10.70	9.78	64,653	43		1.10		4.85

JNL/Franklin Templeton Mutual Shares Fund

Class A
12/31/2009	6.20	0.10	1.55	1.65	(0.24)		-		7.61	26.74	423,572	61		1.11	(j)	1.48
12/31/2008	10.02	0.14	(3.94)	(3.80)	-		(0.02)		6.20	(37.90)	255,941	49		1.08	(j)	1.67
01/16(a) - 12/31/2007	10.00	0.16	(0.14)	0.02	-		-		10.02	0.20	344,535	33		1.07	(j)	1.60

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Franklin Templeton Small Cap Value Fund

Class A
12/31/2009	$ 6.56	$ 0.07	$ 2.15	$ 2.22	$ (0.06)	$ -	$ 8.72	33.80%	$ 167,589	2%		1.16%	0.89%
12/31/2008	11.38	0.11	(3.97)	(3.86)	(0.10)	(0.86)	6.56	(33.23)	86,399	14		1.16	1.10
12/31/2007	12.86	0.11	(0.90)	(0.79)	(0.09)	(0.60)	11.38	(6.14)	100,289	26		1.16	0.80
12/31/2006	11.03	0.08	1.88	1.96	(0.02)	(0.11)	12.86	17.71	130,608	6		1.16	0.67
05/02(a)-12/31/2005	10.00	0.02	1.01	1.03	-	-	11.03	10.30	72,399	5		1.14	0.39

JNL/Goldman Sachs Core Plus Bond Fund

Class A
12/31/2009	10.71	0.45	1.07	1.52	(0.50)	(0.05)	11.68	14.16	782,744	430	(k)	0.90	3.90
12/31/2008	12.01	0.55	(1.18)	(0.63)	(0.48)	(0.19)	10.71	(5.17)	564,785	462		0.90	4.76
12/31/2007	11.60	0.57	0.23	0.80	(0.39)	-	12.01	6.91	614,033	186	(k)	0.91	4.79
12/31/2006	11.08	0.54	(0.01)	0.53	(0.01)	-	11.60	4.77	460,890	113	(k)	0.92	4.81
12/31/2005	11.47	0.44	(0.14)	0.30	(0.48)	(0.21)	11.08	2.62	338,943	97	(k)	0.93	4.44

JNL/Goldman Sachs Emerging Markets Debt Fund

Class A
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	-	11.89	23.06	193,046	94		1.11	3.89
10/06(a)-12/31/2008	10.00	0.09	(0.42)	(0.33)	-	-	9.67	(3.30)	28,973	44		1.11	3.92

JNL/Goldman Sachs Mid Cap Value Fund

Class A
12/31/2009	6.51	0.09	2.04	2.13	(0.08)	-	8.56	32.65	275,024	113		1.03	1.29
12/31/2008	12.82	0.09	(4.82)	(4.73)	(0.11)	(1.47)	6.51	(36.09)	134,460	98		1.04	0.83
12/31/2007	12.96	0.14	0.22	0.36	(0.08)	(0.42)	12.82	2.80	169,388	117		1.03	1.01
12/31/2006	11.39	0.11	1.68	1.79	(0.04)	(0.18)	12.96	15.73	144,432	47		1.05	0.90
05/02(a)-12/31/2005	10.00	0.06	1.33	1.39	-	-	11.39	13.90	85,789	34		1.06	1.02

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Ivy Asset Strategy Fund

Class A
9/28 (a) - 12/31/2009	$ 10.00	$ 0.01	$ 0.40	$ 0.41	$ -	$ -	$ 10.41	4.10%	$ 196,774	16%		1.25%	0.52%

JNL/JPMorgan International Value Fund

Class A
12/31/2009	5.72	0.14	1.58	1.72	(0.27)	-	7.17	30.17	549,144	92		1.03	2.24
12/31/2008	14.35	0.38	(6.85)	(6.47)	(0.25)	(1.91)	5.72	(44.49)	346,379	90		1.01	3.40
12/31/2007	14.02	0.27	1.36	1.63	(0.17)	(1.13)	14.35	11.97	727,077	98		1.01	1.81
12/31/2006	10.94	0.26	3.23	3.49	(0.08)	(0.33)	14.02	31.98	485,663	83		1.04	2.09
12/31/2005	9.29	0.13	1.59	1.72	(0.01)	(0.06)	10.94	18.57	234,118	72		1.08	1.63

JNL/JPMorgan MidCap Growth Fund

Class A
12/31/2009	11.15	(0.03)	4.82	4.79	-	-	15.94	42.96	163,690	82		1.01	(0.25)
12/31/2008	20.07	(0.05)	(8.87)	(8.92)	-	-	11.15	(44.44)	91,958	105		1.02	(0.30)
12/31/2007	18.59	(0.03)	1.51	1.48	-	-	20.07	7.96	184,228	184		1.01	(0.16)
12/31/2006	16.59	(0.01)	2.01	2.00	-	-	18.59	12.06	221,504	151		1.01	(0.07)
12/31/2005	15.67	(0.02)	0.99	0.97	(0.05)	-	16.59	6.16	217,173	149		1.01	(0.11)

JNL/JPMorgan U.S. Government & Quality Bond Fund

Class A
12/31/2009	12.25	0.47	(0.01)	0.46	(0.32)	-	12.39	3.69	693,017	12		0.73	3.78
12/31/2008	11.74	0.49	0.27	0.76	(0.25)	-	12.25	6.53	680,849	14		0.76	4.06
12/31/2007	11.43	0.53	0.20	0.73	(0.42)	-	11.74	6.38	265,662	57	(m)	0.78	4.51
12/31/2006	11.07	0.46	(0.10)	0.36	-	-	11.43	3.25	235,088	114	(m)	0.79	4.16
12/31/2005	11.31	0.41	(0.14)	0.27	(0.41)	(0.10)	11.07	2.35	214,590	39	(m)	0.79	3.76

JNL/Lazard Emerging Markets Fund

Class A
12/31/2009	5.88	0.16	4.06	4.22	(0.14)	-	9.96	71.74	735,862	49		1.27	1.98
12/31/2008	14.47	0.38	(7.64)	(7.26)	(0.08)	(1.25)	5.88	(50.05)	211,608	64		1.28	3.21
12/31/2007	10.99	0.18	3.32	3.50	(0.02)	-	14.47	31.81	411,866	53		1.29	1.37
05/01(a)-12/31/2006	10.00	0.10	0.89	0.99	-	-	10.99	9.90	88,626	28		1.35	1.52

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Lazard Mid Cap Equity Fund

Class A
12/31/2009	$ 6.82	$ 0.07	$ 2.63	$ 2.70	$ (0.06)	$ -	$ 9.46	39.65%	$ 164,730	79%	1.03%	0.86%
12/31/2008	11.47	0.15	(4.62)	(4.47)	(0.13)	(0.05)	6.82	(38.96)	125,184	81	1.02	1.50
12/31/2007	14.08	0.11	(0.50)	(0.39)	(0.08)	(2.14)	11.47	(2.61)	243,429	84	1.02	0.71
12/31/2006	13.54	0.07	1.89	1.96	(0.07)	(1.35)	14.08	14.56	217,646	70	1.03	0.50
12/31/2005	14.66	0.07	1.24	1.31	(0.06)	(2.37)	13.54	8.81	228,735	85	1.03	0.49

JNL/M&G Global Basics Fund

Class A
12/31/2009	8.42	0.05	3.89	3.94	(0.03)	(0.06)	12.27	46.88	29,708	43	1.21	0.47
10/06(a)-12/31/2008	10.00	-	(1.58)	(1.58)	-	-	8.42	(15.80)	4,703	10	1.24	(0.03)

JNL/M&G Global Leaders Fund

Class A
12/31/2009	8.35	0.09	3.03	3.12	(0.06)	-	11.41	37.43	17,302	39	1.21	0.87
10/06(a)-12/31/2008	10.00	0.02	(1.66)	(1.64)	(0.01)	-	8.35	(16.43)	4,501	34	1.23	0.82

JNL/Mellon Capital Management European 30 Fund

Class A
12/31/2009	8.59	0.29	3.23	3.52	(0.25)	(0.56)	11.30	41.03	13,238	65	0.78	2.76
10/06(a)-12/31/2008	10.00	0.04	(1.41)	(1.37)	(0.04)	-	8.59	(13.74)	2,055	-	0.84	2.26

JNL/Mellon Capital Management Pacific Rim 30 Fund

Class A
12/31/2009	9.60	0.21	2.11	2.32	(0.15)	(0.51)	11.26	24.15	16,625	47	0.78	1.95
10/06(a)-12/31/2008	10.00	0.02	(0.42)	(0.40)	-	-	9.60	(4.00)	3,299	-	0.82	0.78

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management S&P 500 Index Fund

Class A
12/31/2009	$ 7.54	$ 0.14	$ 1.82	$ 1.96	$ (0.12)	$ -	$ 9.38	25.97%	$ 900,282	4%	0.60%	1.76%
12/31/2008	12.36	0.19	(4.84)	(4.65)	(0.17)	-	7.54	(37.64)	457,126	7	0.60	1.80
12/31/2007	12.06	0.18	0.40	0.58	(0.16)	(0.12)	12.36	4.90	656,286	3	0.59	1.45
12/31/2006	10.68	0.16	1.45	1.61	(0.15)	(0.08)	12.06	15.08	559,179	1	0.60	1.42
12/31/2005	10.66	0.13	0.34	0.47	(0.12)	(0.33)	10.68	4.37	427,375	14	0.61	1.30

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Class A
12/31/2009	8.17	0.13	2.98	3.11	(0.11)	-	11.17	38.03	469,779	14	0.61	1.35
12/31/2008	14.78	0.17	(5.75)	(5.58)	(0.13)	(0.90)	8.17	(37.58)	284,426	30	0.61	1.35
12/31/2007	14.96	0.17	0.93	1.10	(0.05)	(1.23)	14.78	7.45	464,641	25	0.60	1.06
12/31/2006	14.21	0.14	1.24	1.38	(0.13)	(0.50)	14.96	9.69	381,163	10	0.61	0.97
12/31/2005	13.28	0.09	1.51	1.60	(0.10)	(0.57)	14.21	11.98	288,486	15	0.61	0.82

JNL/Mellon Capital Management Small Cap Index Fund

Class A
12/31/2009	7.97	0.09	2.10	2.19	(0.07)	(0.05)	10.04	27.54	470,449	17	0.61	1.08
12/31/2008	13.53	0.11	(4.87)	(4.76)	(0.15)	(0.65)	7.97	(35.01)	241,444	29	0.61	0.96
12/31/2007	14.79	0.18	(0.51)	(0.33)	(0.04)	(0.89)	13.53	(2.11)	361,126	21	0.60	1.21
12/31/2006	13.44	0.15	2.19	2.34	(0.12)	(0.87)	14.79	17.49	339,124	17	0.60	1.02
12/31/2005	13.43	0.08	0.49	0.57	(0.09)	(0.47)	13.44	4.22	237,460	16	0.60	0.84

JNL/Mellon Capital Management International Index Fund

Class A
12/31/2009	9.41	0.25	2.50	2.75	(0.26)	0.00 (f)	11.90	29.28	721,755	2	0.69	2.43
12/31/2008	17.55	0.47	(8.00)	(7.53)	(0.30)	(0.31)	9.41	(42.92)	369,368	15	0.65	3.31
12/31/2007	16.54	0.40	1.29	1.69	(0.45)	(0.23)	17.55	10.39	645,505	5	0.65	2.23
12/31/2006	13.59	0.32	3.15	3.47	(0.37)	(0.15)	16.54	25.58	497,487	2	0.66	2.11
12/31/2005	13.67	0.29	1.53	1.82	(0.27)	(1.63)	13.59	13.31	294,677	43	0.66	2.08

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net		Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment		& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Mellon Capital Management Bond Index Fund

Class A
12/31/2009	$ 11.07	$ 0.42		$ 0.21	$ 0.63	$ (0.30)	$ (0.01)	$ 11.39	5.65%	$ 793,123	87%	(n)	0.60%	3.67%
12/31/2008	11.16	0.52		(0.10)	0.42	(0.51)	-	11.07	3.79	379,239	51	(n)	0.61	4.60
12/31/2007	10.92	0.52		0.18	0.70	(0.46)	-	11.16	6.43	349,683	45	(n)	0.60	4.68
12/31/2006	10.75	0.48		(0.09)	0.39	(0.22)	-	10.92	3.64	247,489	65	(n)	0.61	4.42
12/31/2005	10.83	0.18		0.02	0.20	(0.22)	(0.06)	10.75	1.85	180,542	361		0.61	3.46

JNL/Mellon Capital Management Global Alpha Fund

Class A
9/28 (a) - 12/31/2009	10.00	(0.03)		(0.09)	(0.12)	-	-	9.88	(1.20)	62,275	0		1.35	(1.28)

JNL/Oppenheimer Global Growth Fund

Class A
12/31/2009	7.00	0.10		2.65	2.75	(0.12)	(0.49)	9.14	39.42	289,972	21		1.06	1.19
12/31/2008	14.97	0.21		(6.42)	(6.21)	(0.17)	(1.59)	7.00	(40.86)	176,084	22		1.06	1.71
12/31/2007	15.25	0.13		0.81	0.94	(0.12)	(1.10)	14.97	6.33	372,934	31		1.05	0.79
12/31/2006	13.53	0.08		2.21	2.29	(0.07)	(0.50)	15.25	16.96	349,246	30		1.06	0.58
12/31/2005	11.92	0.08		1.56	1.64	(0.03)	-	13.53	13.74	289,390	27		1.06	0.74

JNL/PAM Asia ex-Japan Fund
Class A
12/31/2009	4.80	0.03		3.31	3.34	0.00 (f)	-	8.14	69.59	108,276	39		1.27	0.46
12/31/2008	9.80	0.12		(5.03)	(4.91)	(0.09)	-	4.80	(50.09)	7,727	132		1.29	1.66
12/03(a) - 12/31/2007	10.00	(0.01)		(0.19)	(0.20)	-	-	9.80	(2.00)	11,747	-		1.30	(0.67)

JNL/PAM China-India Fund

Class A
12/31/2009	4.23	(0.00)	(f)	3.48	3.48	-	-	7.71	82.27	233,497	73		1.33	0.05
12/31/2008	9.98	0.03		(5.78)	(5.75)	-	-	4.23	(57.62)	25,987	188		1.41	0.51
12/03(a) - 12/31/2007	10.00	(0.01)		(0.01)	(0.02)	-	-	9.98	(0.20)	4,888	-		1.40	(0.93)

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/PIMCO Real Return Fund

Class A
12/31/2009	$ 10.10	$ 0.30	$ 1.44	$ 1.74	$ (0.27)	$ -	$ 11.57	17.25%	$ 1,189,828	722%		0.81%	2.69%
12/31/2008	11.09	0.39	(0.82)	(0.43)	(0.16)	(0.40)	10.10	(3.73)	663,938	2,289		0.81	3.44
01/16(a) - 12/31/2007	10.00	0.43	0.66	1.09	-	-	11.09	10.90	397,393	1,215	(o)	0.80	4.27

JNL/PIMCO Total Return Bond Fund

Class A
12/31/2009	11.07	0.48	1.24	1.72	(0.29)	(0.31)	12.19	15.45	2,348,470	177		0.81	4.04
12/31/2008	12.04	0.51	(0.48)	0.03	(0.53)	(0.47)	11.07	0.40	1,325,740	660		0.81	4.22
12/31/2007	11.66	0.54	0.42	0.96	(0.56)	(0.02)	12.04	8.25	1,037,811	119	(p)	0.80	4.54
12/31/2006	11.70	0.50	(0.10)	0.40	(0.44)	0.00 (f)	11.66	3.38	760,176	63	(p)	0.81	4.20
12/31/2005	11.96	0.27	0.02	0.29	(0.33)	(0.22)	11.70	2.40	571,892	183	(p)	0.81	3.15

JNL/PPM America High Yield Bond Fund

Class A
12/31/2009	4.46	0.50	1.56	2.06	(0.37)	-	6.15	46.30	566,513	50		0.78	8.87
12/31/2008	7.43	0.59	(2.93)	(2.34)	(0.63)	-	4.46	(30.75)	188,010	78		0.79	8.82
12/31/2007	8.22	0.66	(0.75)	(0.09)	(0.70)	-	7.43	(1.10)	303,282	95		0.78	7.92
12/31/2006	7.95	0.62	0.21	0.83	(0.56)	-	8.22	10.51	365,753	62		0.80	7.49
12/31/2005	8.51	0.62	(0.48)	0.14	(0.62)	(0.08)	7.95	1.69	276,421	33		0.81	7.39

JNL/PPM America Mid Cap Value Fund

Class A
12/31/2009	5.62	0.05	2.61	2.66	(0.03)	-	8.25	47.38	20,020	89		1.06	0.77
03/31(a)-12/31/2008	10.00	0.07	(4.37)	(4.30)	(0.08)	-	5.62	(43.00)	5,011	154		1.06	1.05

JNL/PPM America Small Cap Value Fund

Class A
12/31/2009	6.27	0.04	2.09	2.13	(0.03)	-	8.37	33.97	15,861	114		1.06	0.60
03/31(a)-12/31/2008	10.00	0.06	(3.75)	(3.69)	(0.04)	-	6.27	(36.85)	8,356	66		1.06	1.02

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/PPM America Value Equity Fund

Class A
12/31/2009	$ 7.57	$ 0.14	$ 3.23	$ 3.37	$ (0.48)	$ -	$ 10.46	44.58%	$ 93,660	63%	0.86%	1.65%
12/31/2008	19.15	0.35	(9.54)	(9.19)	(0.39)	(2.00)	7.57	(47.21)	87,770	96	0.86	2.28
12/31/2007	20.44	0.33	(1.48)	(1.15)	(0.14)	-	19.15	(5.63)	219,654	86	0.86	1.55
12/31/2006	18.09	0.17	2.19	2.36	(0.01)	-	20.44	13.03	165,734	145	0.97	0.92
12/31/2005	17.42	0.24	0.61	0.85	(0.18)	-	18.09	4.91	181,363	79	0.97	0.97

JNL/Red Rocks Listed Private Equity Fund (h)

Class A
12/31/2009	5.91	0.07	2.31	2.38	(0.25)	(0.01)	8.03	40.33	223,873	34	1.20	0.92
10/06(a)-12/31/2008	10.00	0.04	(4.10)	(4.06)	(0.03) (s)	-	5.91	(40.56)	15,265	6	1.22	2.55

JNL/S&P Managed Conservative Fund (h)

Class A
12/31/2009	9.35	0.26	1.00	1.26	(0.17)	(0.10)	10.34	13.53	623,958	11	0.18	2.66
12/31/2008	11.47	0.32	(1.90)	(1.58)	(0.39)	(0.15)	9.35	(13.75)	407,426	30	0.19	2.95
12/31/2007	11.29	0.34	0.37	0.71	(0.27)	(0.26)	11.47	6.30	264,755	54	0.18	2.92
12/31/2006	10.70	0.20	0.64	0.84	(0.18)	(0.07)	11.29	7.85	137,126	39	0.19	1.82
12/31/2005	10.35	0.26	0.13	0.39	(0.03)	(0.01)	10.70	3.73	80,642	16	0.19	3.54

JNL/S&P Managed Moderate Fund (h)

Class A
12/31/2009	8.97	0.25	1.43	1.68	(0.12)	(0.12)	10.41	18.63	1,021,335	6	0.17	2.57
12/31/2008	12.21	0.26	(2.85)	(2.59)	(0.41)	(0.24)	8.97	(21.24)	557,615	28	0.18	2.36
12/31/2007	11.90	0.28	0.64	0.92	(0.29)	(0.32)	12.21	7.74	521,470	30	0.19	2.26
12/31/2006	11.04	0.17	0.97	1.14	(0.13)	(0.15)	11.90	10.39	314,249	35	0.19	1.44
12/31/2005	10.54	0.24	0.29	0.53	(0.02)	(0.01)	11.04	4.99	157,719	11	0.18	3.13

JNL/S&P Managed Moderate Growth Fund (h)

Class A
12/31/2009	8.79	0.21	1.86	2.07	(0.07)	(0.25)	10.54	23.46	1,774,984	13	0.16	2.14
12/31/2008	13.20	0.17	(3.80)	(3.63)	(0.27)	(0.51)	8.79	(27.50)	997,961	28	0.16	1.45
12/31/2007	13.08	0.19	0.92	1.11	(0.28)	(0.71)	13.20	8.65	1,403,279	34	0.16	1.34
12/31/2006	12.13	0.12	1.36	1.48	(0.12)	(0.41)	13.08	12.17	1,123,984	29	0.16	0.97
12/31/2005	11.67	0.34	0.41	0.75	(0.20)	(0.09)	12.13	6.41	861,543	21	0.17	1.39

JNL/S&P Managed Growth Fund (h)

Class A
12/31/2009	7.94	0.14	2.09	2.23	(0.16)	(0.30)	9.71	28.06	1,479,759	8	0.16	1.55
12/31/2008	13.84	0.10	(5.00)	(4.90)	(0.07)	(0.93)	7.94	(35.36)	808,800	32	0.16	0.80
12/31/2007	13.62	0.12	1.05	1.17	(0.24)	(0.71)	13.84	8.70	1,388,072	34	0.15	0.86
12/31/2006	12.56	0.07	1.71	1.78	(0.07)	(0.65)	13.62	14.15	1,246,802	34	0.16	0.53
12/31/2005	12.23	0.30	0.61	0.91	(0.13)	(0.45)	12.56	7.44	1,059,806	32	0.16	0.62

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/S&P Managed Aggressive Growth Fund (h)

Class A
12/31/2009	$ 8.39	$ 0.10	$ 2.51	$ 2.61	$ (0.21)		$ (0.33)	$ 10.46	31.05%	$ 582,868	19%	0.19%	1.07%
12/31/2008	14.89	0.06	(5.90)	(5.84)	(0.05)		(0.61)	8.39	(39.16)	414,718	42	0.18	0.50
12/31/2007	13.91	0.08	1.19	1.27	(0.24)		(0.05)	14.89	9.17	702,285	46	0.17	0.56
12/31/2006	12.80	0.04	1.95	1.99	(0.04)		(0.84)	13.91	15.57	672,325	33	0.17	0.28
12/31/2005	11.89	0.25	0.76	1.01	(0.10)		-	12.80	8.48	657,320	35	0.18	0.22

JNL/S&P Disciplined Moderate Fund (h)

Class A
12/31/2009	7.72	0.23	1.21	1.44	(0.16)		(0.06)	8.94	18.67	168,455	12	0.19	2.75
12/31/2008	10.70	0.27	(3.12)	(2.85)	(0.09)		(0.04)	7.72	(26.60)	58,062	27	0.19	2.91
01/16(a) - 12/31/2007	10.00	0.48	0.22	0.70	-		-	10.70	7.00	34,588	31	0.18	4.75

JNL/S&P Disciplined Moderate Growth Fund (h)

Class A
12/31/2009	6.81	0.21	1.34	1.55	(0.17)		(0.09)	8.10	22.77	206,365	16	0.19	2.78
12/31/2008	10.67	0.23	(3.94)	(3.71)	(0.09)		(0.06)	6.81	(34.76)	74,452	29	0.19	2.60
01/16(a) - 12/31/2007	10.00	0.35	0.32	0.67	-		-	10.67	6.70	40,459	31	0.18	3.49

JNL/S&P Disciplined Growth Fund (h)

Class A
12/31/2009	6.31	0.20	1.40	1.60	(0.17)		(0.10)	7.64	25.39	80,863	24	0.19	2.87
12/31/2008	10.65	0.22	(4.40)	(4.18)	(0.10)		(0.06)	6.31	(39.21)	26,133	48	0.19	2.55
01/16(a) - 12/31/2007	10.00	0.36	0.29	0.65	-		-	10.65	6.50	16,525	28	0.19	3.58

JNL/S&P Competitive Advantage Fund

Class A
12/31/2009	6.90	0.11	2.94	3.05	0.00	(f)	-	9.95	44.22	254,695	101	0.72	1.28
12/31/2008	9.92	0.16	(3.08)	(2.92)	(0.10)		-	6.90	(29.40)	90,399	97	0.71	1.81
12/03(a) - 12/31/2007	10.00	0.01	(0.08)	(0.07)	(0.01)		-	9.92	(0.74)	15,294	-	0.70	1.46

JNL/S&P Dividend Income & Growth Fund

Class A
12/31/2009	7.04	0.23	1.42	1.65	0.00	(f)	-	8.69	23.47	239,392	84	0.72	3.24
12/31/2008	9.77	0.35	(2.89)	(2.54)	(0.19)		0.00 (f)	7.04	(25.93)	101,329	64	0.71	4.47
12/03(a) - 12/31/2007	10.00	0.02	(0.24)	(0.22)	(0.01)		-	9.77	(2.24)	7,203	-	0.70	2.03

JNL/S&P Intrinsic Value Fund
Class A
12/31/2009	6.21	0.11	3.43	3.54	0.00	(f)	-	9.75	57.04	246,578	151	0.72	1.40
12/31/2008	9.91	0.15	(3.70)	(3.55)	(0.09)		(0.06)	6.21	(35.84)	96,643	98	0.71	1.88
12/03(a) - 12/31/2007	10.00	0.02	(0.10)	(0.08)	(0.01)		-	9.91	(0.81)	18,261	-	0.70	2.06

JNL Series Trust
Financial Highlights

		Increase (Decrease) from							Distributions from									Ratio of Net
	Net Asset	Investment Operations (e)							Net Realized			Supplemental Data					Ratio of	Investment
	Value	Net		Net Realized	Total from		Distributions from		Gains on		Net Asset			Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment		& Unrealized	Investment		Net Investment		Investment		Value, End	Total		End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations		Income		Transactions		of Period	Return (b)		(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/S&P Total Yield Fund
Class A
12/31/2009	$ 6.37	$ 0.10		$ 2.63	$ 2.73		$ 0.00	(f)	$ -		$ 9.10	42.88%		$ 212,981	126%		0.72%	1.28%
12/31/2008	10.07	0.20		(3.79)	(3.59)		(0.11)		0.00	(f)	6.37	(35.67)		103,601	115		0.71	2.38
12/03(a) - 12/31/2007	10.00	0.01		0.06	0.07		0.00	(f)	-		10.07	0.74		9,806	-		0.70	1.26

JNL/S&P 4 Fund (h)
Class A
12/31/2009	6.79	(0.00)	(f)	2.84	2.84		(0.08)		0.00	(f)	9.55	41.85		627,405	12		0.06	(0.03)
12/31/2008	9.93	0.21		(3.35)	(3.14)		0.00	(f)	-		6.79	(31.62)		265,183	15		0.06	2.54
12/03(a) - 12/31/2007	10.00	0.02		(0.09)	(0.07)		-		-		9.93	(0.70)		22,194	-		0.05	2.85

JNL/Select Balanced Fund
Class A
12/31/2009	12.81	0.34		2.19	2.53		(0.33)		-		15.01	19.78		736,864	54	(q)	0.78	2.53
12/31/2008	17.56	0.48		(4.18)	(3.70)		(0.39)		(0.66)		12.81	(20.79)		455,105	60	(q)	0.78	2.98
12/31/2007	17.35	0.48		0.81	1.29		(0.37)		(0.71)		17.56	7.49		526,511	41	(q)	0.78	2.62
12/31/2006	15.75	0.42		1.73	2.15		(0.31)		(0.24)		17.35	13.65		439,868	46	(q)	0.79	2.55
12/31/2005	17.12	0.34		0.58	0.92		(0.38)		(1.91)		15.75	5.30		396,350	42	(q)	0.79	2.22

JNL/Select Money Market Fund
Class A
12/31/2009	1.00	0.00	(f)	-	0.00	(f)	0.00	(f)	-		1.00	0.15	(v)	1,140,511	n/a		0.47 (w)	0.16 (w)
12/31/2008	1.00	0.02		0.00	0.02		(0.02)		-		1.00	2.20	(r)	1,340,054	n/a		0.57	2.08
12/31/2007	1.00	0.05		0.00	0.05		(0.05)		-		1.00	4.76		651,204	n/a		0.58	4.63
12/31/2006	1.00	0.04		0.00	0.04		(0.04)		-		1.00	4.49		269,095	n/a		0.59	4.42
12/31/2005	1.00	0.02		0.00	0.02		(0.02)		-		1.00	2.71		258,452	n/a		0.60	2.66

JNL/Select Value Fund
Class A
12/31/2009	12.60	0.22		2.80	3.02		(0.21)		-		15.41	23.98		762,013	42		0.82	1.64
12/31/2008	19.33	0.32		(6.76)	(6.44)		(0.01)		(0.28)		12.60	(33.35)		484,751	54		0.83	1.97
12/31/2007	19.42	0.29		1.22	1.51		(0.26)		(1.34)		19.33	7.90		538,410	41		0.83	1.39
12/31/2006	16.90	0.25		3.28	3.53		(0.31)		(0.70)		19.42	20.86		481,805	34		0.84	1.37
12/31/2005	16.71	0.17		1.20	1.37		(0.20)		(0.98)		16.90	8.15		277,461	29		0.86	1.41

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/T. Rowe Price Established Growth Fund
Class A
12/31/2009	$ 12.70	$ 0.02	$ 5.50	$ 5.52	$ (0.04)	$ -	$ 18.18	43.49%	$ 916,445	62%		0.91%	0.12%
12/31/2008	22.49	0.06	(9.69)	(9.63)	(0.02)	(0.14)	12.70	(42.85)	581,447	54		0.90	0.30
12/31/2007	21.84	0.09	2.16	2.25	(0.08)	(1.52)	22.49	10.12	1,043,708	56		0.88	0.40
12/31/2006	19.44	0.09	2.57	2.66	(0.09)	(0.17)	21.84	13.70	750,771	46		0.90	0.46
12/31/2005	18.36	0.04	1.08	1.12	(0.04)	-	19.44	6.09	732,553	41		0.91	0.24

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
12/31/2009	16.20	(0.05)	7.65	7.60	-	(0.01) (x)	23.79	46.93	820,894	32		1.02	(0.26)
12/31/2008	30.37	(0.04)	(12.33)	(12.37)	-	(1.80)	16.20	(40.68)	425,184	37		1.02	(0.14)
12/31/2007	29.05	(0.01)	4.97	4.96	0.00 (f)	(3.64)	30.37	17.26	697,484	45		1.02	(0.04)
12/31/2006	29.64	0.05	1.96	2.01	(0.05)	(2.55)	29.05	6.76	625,869	37		1.02	0.16
12/31/2005	27.87	(0.07)	4.01	3.94	-	(2.17)	29.64	14.10	623,382	30		1.02	(0.32)

JNL/T. Rowe Price Short-Term Bond Fund

Class A
12/31/2009	9.36	0.25	0.47	0.72	(0.28)	(0.09)	9.71	7.64	484,832	102		0.74	2.56
12/31/2008	10.49	0.40	(1.04)	(0.64)	(0.45)	(0.04)	9.36	(5.97)	295,409	134		0.74	3.86
12/31/2007	10.31	0.49	0.01	0.50	(0.32)	-	10.49	4.82	311,237	73	(l)	0.75	4.62
05/01(a)-12/31/2006	10.00	0.31	0.00	0.31	-	-	10.31	3.10	327,071	109	(l)	0.74	4.52

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/T. Rowe Price Value Fund
Class A
12/31/2009	$ 6.98	$ 0.15	$ 2.44	$ 2.59	$ (0.13)	$ -	$ 9.44	37.09%	$ 727,672	21%	0.96%	1.89%
12/31/2008	14.65	0.20	(6.20)	(6.00)	(0.24)	(1.43)	6.98	(40.47)	412,536	29	0.96	1.65
12/31/2007	15.62	0.26	(0.14)	0.12	(0.20)	(0.89)	14.65	0.85	707,468	33	0.95	1.59
12/31/2006	13.93	0.22	2.57	2.79	(0.13)	(0.97)	15.62	20.11	681,711	26	0.96	1.48
12/31/2005	13.64	0.13	0.70	0.83	(0.11)	(0.43)	13.93	6.07	544,901	29	0.97	1.08

(a)	Commencement of operations.
(b)
Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)	Annualized for periods less than one year.
(d)	Portfolio turnover excludes dollar roll transactions.
(e)	Calculated using the average shares method for periods ended after December 31, 2005.
(f)	Amount represents less than $0.005.
(g)
Includes dividend expense and borrowing fees on securities sold short for JNL/Credit Suisse Long/Short Fund of 0.37%, 0.40% and 1.06% for Class A and B shares for the periods ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

(h)	Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.
(i)	Portfolio turnover including dollar roll transactions for JNL/Franklin Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.
(j)
Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.05%, 0.01% and 0.01% for Class A and B shares for the periods ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

(k)
Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was  453%, 570%, 332%, and 484%  in  2005, 2006, 2007, and 2009, respectively.  The Fund had no dollar roll transactions for year ended December 31, 2008.

(l)
Portfolio turnover including dollar roll transactions for JNL/T. Rowe Price Short-Term Bond Fund was 118% and 78% for 2006 and 2007, respectively.  The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(m)
Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 487%, 524%, and 217% in 2005, 2006, and 2007, respectively.  The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(n)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 79% , 52%, 52% and 90% in 2006, 2007, 2008 and 2009, respectively.
(o)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.
(p)
Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return Bond Fund was 409%, 271%,  and 402%  in 2005, 2006, and 2007, respectively.  The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(q)	Portfolio turnover including dollar roll transactions for JNL/Select Balanced Fund was 142%, 64%, 76%, 76% and 81% in 2005, 2006, 2007, 2008 and 2009, respectively.
(r)
For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/Select Money Market Fund.  The return for Class A and Class B shares without the contribution was 2.00% and 2.18%, respectively.

(s)	Distribution amount includes a return of capital distribution which was less than $0.005 per share.
(t)	Total return for the JNL/AIM International Growth Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.
(u)
Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

(v)	Total return for the JNL/Select Money Market Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.
(w)	For the JNL/Select Money Market Fund, the ratio of expense to average net assets for Class A and Class B shares without expense waiver was 0.57% and 0.37% , respectively, and the ratio of net investment income to average net assets for Class A and Class B shares without the waiver was 0.06% and 0.24%, respectively.
(x)	Distribution amount includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively.

APPENDIX A

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PROSPECTUS

May 1, 2010

JNL SERIES TRUST

You can find more information about the Trust in:

•
The Trust’s Statement of Additional Information (“SAI”) dated May 1, 2010, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions.  The current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

•
The Trust’s Annual and Semi-Annual Reports to shareholders, which shows the Fund’s actual investments and includes financial statements as of the close of the particular annual or semi-annual period.  The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Series Trust Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC’s Public Reference Room in Washington, D.C.  Reports and other information about the Trust also are available on the EDGAR database on the SEC’s Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549.  You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.

The Trust’s SEC file number is:  811-8894

PROSPECTUS
Class A and B Shares
May 1, 2010
JNL® SERIES TRUST
Business Address:  1 Corporate Way • Lansing, Michigan 48951
Mailing Address:  225 W. Wacker Drive, Suite 1100 • Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (“Trust”).

The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares of the Trust may also be sold directly to qualified and non-qualified retirement plans.  The Trust currently offers shares in the following separate Funds (“Fund” or “Funds”), each with its own investment objective.

JNL/Goldman Sachs Mid Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund

The JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund are also referred to in this Prospectus as the JNL/S&P Funds.

Each Fund, except the the JNL/S&P Funds, offer two classes of shares, Class A and Class B.  Class A and B shares are described in this Prospectus.

The following Funds are not available as individual investment options.  However, each Fund is an Underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund

JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Select Balanced Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Trust’s securities, or determined whether this Prospectus is accurate or complete.  It is a criminal offense to state otherwise.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “S&P 500® Index,” “Standard & Poor’s 500®,” and “S&P MidCap 400 Index®,” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by Jackson National Life Insurance Company (“Jackson”).  The JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor’s Financial Services LLC (“S&P”) and its affiliates.  S&P is not an investment adviser and S&P and its affiliates make no representation regarding the advisability of investing in the Funds or such other fund or vehicle.  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. For more detailed information about the Trust and the Funds, see the Trust’s Statement of Additional Information (“SAI”), which is incorporated by reference into (which means it legally is a part of) this prospectus.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

_______________

I.	Summary Overview Of Each Fund	1

	Investment Objectives/Goals, Fee Table, Portfolio Turnover, Principal Investment Strategies & Risks and Performance, and Management

	JNL/AIM Global Real Estate Fund	1
	JNL/AIM International Growth Fund	3
	JNL/AIM Large Cap Growth Fund	5
	JNL/AIM Small Cap Growth Fund	7
	JNL/Capital Guardian Global Balanced Fund	9
	JNL/Capital Guardian Global Diversified Research Fund	12
	JNL/Capital Guardian U.S. Growth Equity Fund	14
	JNL/Credit Suisse Commodity Securities Fund	16
	JNL/Credit Suisse Long/Short Fund	19
	JNL/Eagle Core Equity Fund	21
	JNL/Eagle SmallCap Equity Fund	23
	JNL/Franklin Templeton Global Growth Fund	25
	JNL/Franklin Templeton Income Fund	27
	JNL/Franklin Templeton International Small Cap Growth Fund	29
	JNL/Franklin Templeton Mutual Shares Fund	31
	JNL/Franklin Templeton Small Cap Value Fund	33
	JNL/Goldman Sachs Core Plus Bond Fund	35
	JNL/Goldman Sachs Emerging Markets Fund	37
	JNL/Goldman Sachs Mid Cap Value Fund	39
	JNL/Ivy Asset Strategy Fund	42
	JNL/JPMorgan International Value Fund	44
	JNL/JPMorgan MidCap Growth Fund	46
	JNL/JPMorgan U.S. Government & Quality Bond Fund	48
	JNL/Lazard Emerging Markets Fund	50
	JNL/Lazard Mid Cap Equity Fund	52
	JNL/M&G Global Basics Fund	54
	JNL/M&G Global Leaders Fund	56
	JNL/Mellon Capital Management European 30 Fund	58
	JNL/Mellon Capital Management Pacific Rim 30 Fund	60
	JNL/Mellon Capital Management S&P 500 Index Fund	62
	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	65
	JNL/Mellon Capital Management Small Cap Index Fund	68
	JNL/Mellon Capital Management International Index Fund	71
	JNL/Mellon Capital Management Bond Index Fund	74
	JNL/Mellon Capital Management Global Alpha Fund	77
	JNL/Oppenheimer Global Growth Fund	79
	JNL/PAM Asia ex-Japan Fund	81
	JNL/PAM China-India Fund	83
	JNL/PIMCO Real Return Fund	85
	JNL/PIMCO Total Return Bond Fund	88
	JNL/PPM America High Yield Bond Fund	91
	JNL/PPM America Mid Cap Value Fund	94
	JNL/PPM America Small Cap Value Fund	96
	JNL/PPM America Value Equity Fund	98
	JNL/Red Rocks Listed Private Equity Fund	100
	JNL/Select Balanced Fund	102
	JNL/Select Money Market Fund	104
	JNL/Select Value Fund	107
	JNL/T. Rowe Price Established Growth Fund	110
	JNL/T. Rowe Price Mid-Cap Growth Fund	113
	JNL/T. Rowe Price Short-Term Bond Fund	116
	JNL/T. Rowe Price Value Fund	118
	JNL/S&P Managed Conservative Fund	120
	JNL/S&P Managed Moderate Fund	122
	JNL/S&P Managed Moderate Growth Fund	124
	JNL/S&P Managed Growth Fund	126
	JNL/S&P Managed Aggressive Growth Fund	128

II.	Information About Purchasing the Funds	130

	Purchase and Sale of Shares, Tax Information, and Payments to Financial Intermediaries

III.	Additional Information About Each Fund	131

	Investment Objectives, Principal Investment Strategies, Related Risks, and Management

	JNL/AIM Global Real Estate Fund	131
	JNL/AIM International Growth Fund	134
	JNL/AIM Large Cap Growth Fund	136
	JNL/AIM Small Cap Growth Fund	138
	JNL/Capital Guardian Global Balanced Fund	140
	JNL/Capital Guardian Global Diversified Research Fund	144
	JNL/Capital Guardian U.S. Growth Equity Fund	146
	JNL/Credit Suisse Commodity Securities Fund	148
	JNL/Credit Suisse Long/Short Fund	151
	JNL/Eagle Core Equity Fund	154
	JNL/Eagle SmallCap Equity Fund	156
	JNL/Franklin Templeton Global Growth Fund	158
	JNL/Franklin Templeton Income Fund	161
	JNL/Franklin Templeton International Small Cap Growth Fund	163
	JNL/Franklin Templeton Mutual Shares Fund	165
	JNL/Franklin Templeton Small Cap Value Fund	168
	JNL/Goldman Sachs Core Plus Bond Fund	170
	JNL/Goldman Sachs Emerging Markets Fund	172
	JNL/Goldman Sachs Mid Cap Value Fund	175
	JNL/Ivy Asset Strategy Fund	178
	JNL/JPMorgan International Value Fund	182
	JNL/JPMorgan MidCap Growth Fund	184
	JNL/JPMorgan U.S. Government & Quality Bond Fund	186
	JNL/Lazard Emerging Markets Fund	188
	JNL/Lazard Mid Cap Equity Fund	190
	JNL/M&G Global Basics Fund	192
	JNL/M&G Global Leaders Fund	194
	JNL/Mellon Capital Management European 30 Fund	196
	JNL/Mellon Capital Management Pacific Rim 30 Fund	199
	JNL/Mellon Capital Management S&P 500 Index Fund	202
	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	204
	JNL/Mellon Capital Management Small Cap Index Fund	206
	JNL/Mellon Capital Management International Index Fund	208
	JNL/Mellon Capital Management Bond Index Fund	210
	JNL/Mellon Capital Management Global Alpha Fund	212
	JNL/Oppenheimer Global Growth Fund	215
	JNL/PAM Asia ex-Japan Fund	217
	JNL/PAM China-India Fund	219
	JNL/PIMCO Real Return Fund	221
	JNL/PIMCO Total Return Bond Fund	224
	JNL/PPM America High Yield Bond Fund	226
	JNL/PPM America Mid Cap Value Fund	229
	JNL/PPM America Small Cap Value Fund	231
	JNL/PPM America Value Equity Fund	233
	JNL/Red Rocks Listed Private Equity Fund	235
	JNL/Select Balanced Fund	237
	JNL/Select Money Market Fund	239
	JNL/Select Value Fund	241
	JNL/T. Rowe Price Established Growth Fund	243
	JNL/T. Rowe Price Mid-Cap Growth Fund	245
	JNL/T. Rowe Price Short-Term Bond Fund	247
	JNL/T. Rowe Price Value Fund	249
	Summary of Main Risk Characteristics of JNL/S&P Funds	251
	JNL/S&P Managed Conservative Fund	254
	JNL/S&P Managed Moderate Fund	257
	JNL/S&P Managed Moderate Growth Fund	260
	JNL/S&P Managed Growth Fund	263
	JNL/S&P Managed Aggressive Growth Fund	266

IV.	More About the Funds	269

V.	Glossary of Risks	273

VI.	Management of the Trust	280

Management Of The Trust; Investment Adviser; Management Fee; Sub-Advisory Arrangements; Administrative Fee, Classes Of Shares; Distribution Plan; The Distributor; Investment In Trust Shares; “Market Timing” Policy; Disclosure Of Portfolio Securities; Share Redemption; and Tax Status.

VII.	Financial Highlights	290

	The Financial Highlights Tables Will Help You Understand A Fund’s Financial Performance For The Past Five Years, Or For The Life Of The Fund, If Shorter.

VIII.	Appendix A	A-1

(This page intentionally left blank.)

Summary Overview Of Each Fund

Summary Prospectus May 1, 2010

JNL/AIM Global Real Estate Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Global Real Estate Fund is high total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.86%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.08%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$110	$343	$595	$1,317

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	65%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets   in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.  These companies include real estate investment trusts (“REITs”) or other real estate operating companies.

Investment in equity and debt securities of companies unrelated to the real estate industry are generally limited to securities that the portfolio managers believe are undervalued and have potential for growth of capital.  The Fund may purchase debt securities including U.S. Treasury and agency bonds and notes.  It may also invest up to 10% in non-investment grade debt securities (commonly known as “junk-bonds”).

The Fund also may engage in short sales of securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Real estate investment risk – An investment in the Fund will be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Short sales risk – Short sales could result in loses greater than the actual cost of the investment. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

36.38%	-15.01%	-35.71%	32.53%
2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 30.59%; Worst Quarter (ended 12/31/08): -35.39%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 2, 2005)
JNL/AIM Global Real Estate Fund (Class A)	32.53%	3.15%
FTSE EPRA/NAREIT Developed Real Estate Index	38.26%	2.57%

Portfolio Management
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)
Sub-Sub-Adviser:
Invesco Asset Management Ltd.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Joe Rodriguez, Jr.	2005	Lead Portfolio Manager
Mark Blackburn	2005	Portfolio Manager
James Trowbridge	2005	Portfolio Manager
Ping-Ying Wang	2006	Portfolio Manager
Paul Curbo	2007	Portfolio Manager
James Cowen	2008	Portfolio Manager
Darin Turner	2010	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/AIM International Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM International Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.06%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	27%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in a diversified portfolio of reasonably priced, quality international equity securities.  The Fund focuses its investments in marketable equity securities of foreign companies and will normally invest in the securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

At the present time, the Fund’s portfolio managers intend to invest no more than 20% of the Fund’s total assets in companies located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

The Fund may also purchase derivative securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-13.99%	-20.29%	-20.58%	28.53%	16.34%	10.69%	22.67%	9.70%	-40.94%	36.99%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 19.01%; Worst Quarter (ended 9/30/2002): -22.59%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/AIM International Growth Fund (Class A)	36.99%	3.80%	-0.19%
MSCI EAFE Growth Index	29.36%	3.65%	-1.31%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Clas Olsson	2007	Lead Portfolio Manager
Barrett Sides	2007	Lead Portfolio Manager
Shuxin Cao	2007	Senior Portfolio Manager
Matthew Dennis	2007	Portfolio Manager
Jason Holzer	2007	Senior Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/AIM Large Cap Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.98%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$100	$312	$542	$1,201

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	57%

Principal Investment Strategies. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies.  The Fund’s investments may include other securities, such as synthetic instruments.  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

The Fund may also invest up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-25.47%	30.02%	9.99%	7.23%	7.86%	15.75%	-37.66%	24.29%
2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 12.96%; Worst Quarter (ended 12/31/08): -19.35%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 29, 2001)
JNL/AIM Large Cap Growth Fund (Class A)	24.29%	0.73%	2.39%
Russell 1000 Growth Index	37.21%	1.63%	1.84%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Geoffrey Keeling	2001	Senior Portfolio Manager
Robert Shoss	2001	Senior Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/AIM Small Cap Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.17%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$119	$372	$644	$1,420

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	33%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.  The Fund’s investments may include other securities, such as synthetic and derivative instruments.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-27.32%	38.43%	6.86%	8.42%	14.49%	11.37%	-39.73%	34.80%
2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 21.01%; Worst Quarter (ended 12/31/08): -27.68%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 29, 2001)
JNL/AIM Small Cap Growth Fund (Class A)	34.80%	2.35%	4.21%
Russell 2000 Growth Index	34.47%	0.87%	4.35%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Juliet Ellis	2004	Senior Portfolio Manager & Chief Investment Officer
Juan Hartsfield	2004	Portfolio Manager
Clay Manley	2008	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Capital Guardian Global Balanced Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.02%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	78%

Principal Investment Strategies. The Fund seeks to meet its objective through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a blend of 65% equities and 35% fixed-income, but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed-income securities.

The Fund may also invest in debt securities of developing country (emerging market) issuers.

Consistent with the Fund’s objective the Fund may purchase derivative securities from time to time.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Deriviatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The Global Balanced Hybrid Composite is a hypothetical representation of the performance of the Fund’s general investment categories using a weighting of 65% equities and 35% bonds.  The following indexes are used to calculate the composite index: the MSCI All Country World Index, 65% and the Barclays Capital Global Aggregate Bond Index, 35%.

To create a more representative return comparison, 65% of the Fund’s return is benchmarked to the MSCI All Country World Index and the remaining 35% is benchmarked to the Barclays Capital Global Aggregate Bond Index.

Annual Total Returns as of December 31

Class A

-4.49%	-6.57%	13.73%	9.42%	10.09%	10.79%	7.96%	-28.29%	22.48%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 13.30%; Worst Quarter (ended 12/31/08): -13.78%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (May 1, 2000)
JNL/Capital Guardian Global Balanced Fund (Class A)	22.48%	2.95%	2.41%
MSCI All Country World Index	34.63%	3.10%	0.74%
Barclays Capital Global Aggregate Bond Index	6.93%	4.55%	7.01%
Global Balanced Hybrid Composite	24.71%	3.96%	3.18%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark A. Brett	2007	Director and Senior Vice President of Capital International Limited
Michael Cohen	2009	Director and Senior Vice President for Capital International Limited
Mark H. Dalzell	2007	Vice President for Capital International Limited
David I. Fisher	2007	Chairman of the Board
Laurentius Harrer	2007	Senior Vice President
Nancy J. Kyle	2007	Vice Chair of the Board
Robert H. Neithart	2007	Director and Senior Vice President
Wesley K.-S. Phoa	2008	Senior Vice President of Capital International Research
Lionel M. Sauvage	2007	Senior Vice President
Alan J. Wilson	2007	Director and Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Capital Guardian Global Diversified Research Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Diversified Research Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.88%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.10%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$112	$350	$606	$1,340

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	85%

Principal Investment Strategies. The Fund seeks to meet its objective by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

The Fund may also invest in equity securities of developing country emerging market issuers.

Consistent with the Fund’s objective the Fund may purchase derivative securities from time to time.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-18.28%	-23.50%	-27.12%	23.97%	11.36%	1.91%	13.31%	20.65%	-42.52%	38.32%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.25%; Worst Quarter (ended 12/31/08): -24.89%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Capital Guardian Global Diversified Research Fund (Class A)	38.32%	2.07%	-3.55%
MSCI All Country World Index	34.63%	3.10%	0.42%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
G. Ernest Nutter	2009	Vice President of Capital International Research, Inc.

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Capital Guardian U.S. Growth Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian U.S. Growth Equity Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.99%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$101	$315	$547	$1,213

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	55%

Principal Investment Strategies. The Fund seeks to meet its objective by investing at least 80% of its assets in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S., (including American Depositary Receipts (“ADRs”), and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-20.97%	-30.18%	-29.76%	35.46%	11.67%	4.67%	4.60%	9.73%	-40.92%	34.91%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 17.92%; Worst Quarter (ended 12/31/08): -27.62%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Capital Guardian U.S. Growth Equity Fund (Class A)	34.91%	-0.86%	-5.61%
Russell 1000® Growth Index	37.21%	1.63%	-3.99%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Todd S. James	2007	Director and Senior Vice President
Eric H. Stern	2007	Director and Senior Vice President
Alan J. Wilson	2007	Director and Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit Suisse Global Natural Resources Fund)
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Credit Suisse Commodity Securties Fund is long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.05%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$107	$334	$579	$1,283

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	108%

Principal Investment Strategies. The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.  The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities.  To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals.  To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities.  These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options.  The Fund may hold a portion of its portfolio in fixed-income securities.  The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio.  One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the “Natural Resources Portfolio.”  The other portfolio will focus on investments in commodity instruments; the “Commodities Portfolio.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Returns shown for the period prior to June 15, 2009 reflect the results achieved by the Fund’s previous investment strategy.

The S&P 500 Index is the Standard & Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

Effective May 7, 2009, UBS AG acquired the Dow Jones-AIG Commodity (Total Return) Index and renamed it Dow Jones-UBS Commodity Index.  The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (“LME”).

The MSCI World Composite Index is an index of indices with similar objectives as the Natural Resources Portfolio’s general investment categories. The following indexes are used to calculate the composite index: the MSCI Metals & Mining Index, 50%, MSCI Oil & Gas Index, 25%, MSCI Paper & Forest Index, 15%, and the MSCI Chemicals Index, 10%.

MSCI Metals & Mining Index is a global industry index for the metals and mining industry.

MSCI Oil & Gas Index is a global industry index for the oil and gas industry.

MSCI Paper & Forest Index is a global industry index for the paper and forest industry.

MSCI Chemicals Index is a global industry index for the chemicals industry.

Effective October 5, 2009, for consistency with the Fund’s strategy change, the Fund replaced the S&P 500 Index with the Dow Jones-UBS Commodity Index as its benchmark.

Annual Total Returns as of December 31

Class A

-51.30%	50.17%
2008	2009

Best Quarter (ended 6/30/2009): 21.22%; Worst Quarter (ended 9/30/2008): -35.60%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Credit Suisse Commodity Securities Fund (Class A)	50.17%	0.56%
S&P 500 Index	26.46%	-6.03%
Dow Jones-UBS Commodity Index	18.91%	-2.31%
MSCI World Composite Index	52.10%	1.06%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Credit Suisse Asset Management, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Jordan Low, CFA	2009	Director
Christopher Burton, CFA	2009	Director
Andrew B. Karsh	2009	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Credit Suisse Long/Short Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Credit Suisse Long/Short Fund is total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses*	0.39%
Acquired Fund Fees and Expenses**	0.01%
Total Annual Fund Operating Expenses	1.55%

* Other expenses are based on amounts incurred during the period ended December 31, 2009. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period were 0.29% and 0.08%, respectively.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
** Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$158	$490	$845	$1,845

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	909%

Principal Investment Strategies. The Fund’s principal investment strategy is to employ a proprietary, quantitative multi-factor model to select an equity portfolio with long-run average total returns greater than the benchmark Standard & Poor’s (“S&P”) 500 Index and with investment risk similar to the S&P 500 Index.  The investment strategy is quantitative in nature; the portfolio managers’ discretion is used to determine the selection and importance of factors in the multi-factor stock selection model.  The Fund’s active quantitative equity management strategy allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.  The strategy employed by this Fund is a natural expansion of enhanced indexing and long/short strategies, referred to as the U.S. Equity – Short Extension Strategy.  This strategy offers the portfolio management team increased flexibility to express their views on certain equities while maintaining—to a large degree—the S&P 500 Index’s risk factors, such as sector and industry exposures.

The Sub-Adviser generally employs complementary long and short stock positions around within the framework of full market exposure to the S&P 500 Index.  Long positions are typically held at up to 140% of the underlying stock portfolio, and the standards short limitation is relaxed to allow short positions of up to 40% of the underlying stock portfolio. The portfolio, including the net short positions, therefore, maintains an expected beta of one (1.0) in relation to the S&P 500 Index while seeking to achieve better performance through this technique, in the long-run, than the S&P 500 Index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Short sales risk – Short sales could result in loses greater than the actual cost of the investment. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•	Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, there is direct exposure to its risks.
•
Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-37.68%	24.86%
2008	2009

Best Quarter (ended 6/30/2009): 16.48%; Worst Quarter (ended 12/31/08): -21.56%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Credit Suisse Long/Short Fund (Class A)	24.86%	-5.57%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Credit Suisse Asset Management, LLC

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Jordan Low, CFA	2007	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Eagle Core Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Eagle Core Equity Fund is long-term growth through capital appreciation, and secondarily, current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.03%
Total Annual Fund Operating Expenses	0.99%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$101	$315	$547	$1,213

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	36%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $5 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate and long-term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

0.28%	-9.83%	-20.53%	24.54%	6.32%	3.37%	12.35%	0.59%	-39.04%	33.83%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 20.60%; Worst Quarter (ended 12/31/08): -24.10%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (September 16, 1996)
JNL/Eagle Core Equity Fund (Class A)	33.83%	-0.96%	-0.97%
S&P 500 Index	26.46%	0.42%	-0.95%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Eagle Asset Management, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard Skeppstrom	2001	Managing Director
John Jordan III	2001	Vice President
Craig Dauer	2001	Vice President
Robert Marshall	2001	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Eagle SmallCap Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.03%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$105	$328	$569	$1,259

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	67%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-13.25%	11.00%	-22.77%	39.97%	18.80%	2.52%	20.03%	12.14%	-38.34%	35.52%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2001): 24.69%; Worst Quarter (ended 12/31/08): -28.90%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (September 16, 1996)
JNL/Eagle SmallCap Equity Fund (Class A)	35.52%	2.89%	3.61%
Russell 2000 Growth Index	34.47%	0.87%	-1.37%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Eagle Asset Management, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Bert L. Boksen	1996	Senior Vice President, Managing Director & Portfolio Manager
Eric Mintz	2008	Assistant Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Global Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Global Growth Fund is long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.89%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.11%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$113	$353	$612	$1,352

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	5%

Principal Investment Strategies. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

Depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Fund may use derivative strategies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-40.72%	31.06%
2008	2009

Best Quarter (ended 6/30/2009): 19.70%; Worst Quarter (ended 12/31/08): -21.36%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Franklin Templeton Global Growth Fund (Class A)	31.06%	-7.99%
MSCI World Index	29.99%	-5.86%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Templeton Global Advisors Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Cindy L. Sweeting, CFA	2007	President
Tucker Scott, CFA	2007	Executive Vice President
Lisa F. Myers, CFA	2007	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Income Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Income Fund is to maximize income while maintaining prospects for capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.02%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	39%

Principal Investment Strategies. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.  In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, healthcare and telecommunications.

The Fund may invest up to 25% of its assets in foreign securities, either directly or through depositary receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”).  As of September 30, 2009, approximately 55.2% of the Fund’s net assets were invested in lower-rated and comparable quality unrated debt securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

1.85%	-29.74%	32.92%
2007	2008	2009

Best Quarter (ended 6/30/2009): 17.16%; Worst Quarter (ended 9/30/2008): -14.65%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 1, 2006)
JNL/Franklin Templeton Income Fund (Class A)	32.92%	1.19%
S&P 500 Index	26.46%	-2.20%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.45%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisers, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward D. Perks, CFA	2006	Vice President
Charles B. Johnson	2006	Chairman of the Board

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton International Small Cap Growth Fund
(formerly, JNL/Capital Guardian International Small Cap Fund)
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton International Small Cap Growth Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	1.35%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$137	$428	$739	$1,624

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	46%

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion.

Smaller international companies are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding (i) $5 billion or the equivalent in local currencies, or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) EAFE Small Cap Index, whichever is greater, at the time of purchase.  The MSCI EAFE Small Cap Index is designed to measure the equity market small cap segment performance in the global developed markets, excluding the U.S. and Canada.

The Fund considers international companies to be those organized under the laws of a country outside of the United States or having a principal office in a country outside of the United States, or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the United States.  The Fund may invest in emerging market countries.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-54.00%	52.93%
2008	2009

Best Quarter (ended 6/30/2009): 32.48%; Worst Quarter (ended 12/31/08): -26.90%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/Franklin Templeton International Small Cap Growth Fund (Class A)	52.93%	-16.11%
MSCI EAFE Small Cap Index	46.78%	-12.87%
S&P Developed ex-U.S. (under $2 billion) Index	45.70%	-12.91%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Templeton Institutional, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edwin Lugo CFA	2010	Vice President
David Glazer CFA	2010	Research Analyst

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Mutual Shares Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Mutual Shares Fund is capital appreciation, which may occasionally be short-term, and secondarily, income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.06%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.13%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$115	$359	$622	$1,375

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	61%

Principal Investment Strategies. Under normal market conditions, the Fund invests mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion in smaller companies.

The Fund intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Risk arbitrage securities and distressed companies risk – Companies involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers and distressed companies present significant t risks that any restructuring may not be successful and become reduced in value or worthless.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-37.90%	26.74%
2008	2009

Best Quarter (ended 6/30/2009): 16.97%; Worst Quarter (ended 12/31/08): -21.63%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Franklin Templeton Mutual Shares Fund (Class A)	26.74%	-7.72%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Mutual Advisers, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Peter A. Langerman	2007	President and Chief Executive Officer
Deborah A. Turner, CFA	2007	Portfolio Manager
F. David Segal, CFA	2007	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Small Cap Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Small Cap Value Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.18%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$120	$375	$649	$1,432

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	2%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in investments of small capitalization companies.  The Sub-Adviser deems small capitalization companies are companies with market capitalizations (the market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.

The Fund invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation.  Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities.

In choosing investments that are undervalued, the Fund’s manager focuses on companies that have one or more of the following characteristics:

•	Stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales -- all relative to the market, a company’s industry or a company's earnings history
•	Recent sharp price declines but the potential for good long-term earnings prospects, in the manager’s opinion
•
Valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

The Fund may invest up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

17.71%	-6.14%	-33.23%	33.80%
2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 24.17%; Worst Quarter (ended 12/31/08): -29.32%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 2, 2005)
JNL/Franklin Templeton Small Cap Value Fund (Class A)	33.80%	1.84%
Russell 2500TM Value Index	27.68%	2.01%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisory Services, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William J. Lippman	2005	President
Bruce C. Baughman, CPA	2005	Senior Vice President
Margaret McGee	2005	Vice President
Donald G. Taylor	2005	Senior Vice President
Y. Dogan Sahin	2007	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Core Plus Bond Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The primary investment objective of the JNL/Goldman Sachs Core Plus Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.69%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	0.92%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$94	$293	$509	$1,131

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	430%

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market (including non-investment grade securities), emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.  The Fund may also use derivative strategies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub-Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

7.28%	6.71%	8.38%	13.53%	6.91%	2.62%	4.77%	6.91%	-5.17%	14.16%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 5.88%; Worst Quarter (ended 9/30/2008): -2.81%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Goldman Sachs Core Plus Bond Fund (Class A)	14.16%	4.47%	6.48%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.
Sub-Sub-Adviser:
Goldman Sachs Asset Management International

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael Swell	2007	Managing Director
James B. Clark	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Emerging Markets Debt Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Goldman Sachs Emerging Markets Debt Fund is a high level of total return consisting of income and capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.05%
Total Annual Fund Operating Expenses	1.16%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$118	$368	$638	$1,409

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	94%

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging market risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub-Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

23.06%
2009

Best Quarter (ended 6/30/2009): 12.46%; Worst Quarter (ended 3/31/2009): 0.41%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)	23.06%	15.12%
JPMorgan GBI EM Global Diversified Index	21.98%	18.73%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.
Sub-Sub-Adviser:
Goldman Sachs Asset Management International

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Samuel Finkelstein	2008	Managing Director
Richardo Penfold	2008	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Mid Cap Value Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Goldman Sachs Mid Cap Value Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.83%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.04%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.83%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.84%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Class B
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	113%

Period	Class B
1/1/2009 – 12/31/2009	113%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.

If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

The Fund may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries.

The Fund may also invest in derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•	Investments in initial public offerings of securities (“IPO”s) – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

15.73%	2.80%	-36.09%	32.65%
2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 19.27%; Worst Quarter (ended 12/31/08): -23.79%

Class B

16.06%	2.97%	-36.03%	33.09%
2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 19.42%; Worst Quarter (ended 12/31/08): -23.87%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 2, 2005)
JNL/Goldman Sachs Mid Cap Value Fund (Class A)	32.65%	3.02%
Russell Midcap Value Index	34.21%	2.39%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (May 2, 2005)
JNL/Goldman Sachs Mid Cap Value Fund (Class B)	33.09%	3.23%
Russell Midcap Value Index	34.21%	2.39%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Name:	Joined Management Team In:	Title:
Dolores Bamford	2005	Managing Director
Andrew Braun	2005	Managing Director
Scott Carroll	2005	Managing Director
Sean Gallagher	2005	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Ivy Asset Strategy Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	1.29%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$131	$409	$708	$1,556

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	16%

Principal Investment Strategies. The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

The Fund may invest up to 100% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Ivy Investment Management Company (“IICO”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael L. Avery	2009	Chief Investment Officer & Executive Vice President
Ryan F. Caldwell	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/JPMorgan International Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.04%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	92%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.  In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear overvalued.

The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-15.45%	-20.33%	-26.59%	39.43%	22.54%	18.57%	31.98%	11.97%	-44.49%	30.17%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 25.26%; Worst Quarter (ended 9/30/2002): -24.76%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/JPMorgan International Value Fund (Class A)	30.17%	4.83%	0.68%
MSCI EAFE Value Index	34.23%	3.36%	3.53%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Jeroen Huysinga	1998	Managing Director
Gerd Woort-Menker	1998	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/JPMorgan MidCap Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan MidCap Growth Fund is to seek capital growth over the long-term.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.02%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	82%

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase.

The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may also invest up to 20% of its total assets in all types of foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment style growth risk – Growth stock prices frequently already reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-34.74%	-40.19%	-29.21%	35.65%	18.00%	6.16%	12.06%	7.96%	-44.44%	42.96%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 16.88%; Worst Quarter (ended 3/31/2001): -32.74%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/JPMorgan MidCap Growth Fund (Class A)	42.96%	0.40%	-7.65%
Russell Midcap Growth Index	46.29%	2.40%	-0.52%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Christopher M.V. Jones	2007	Managing Director
Tim Parton	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan U.S. Government & Quality Bond Fund is to obtain a high level of current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.74%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$76	$237	$411	$918

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	12%

Principal Investment Strategies. The Fund under normal circumstances invests at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments. The Sub-Adviser actively manages the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection.  Mortgage-backed securities selections are determined by reference to mathematical models that reflect certain payment assumptions and estimates of future economic factors.  The Fund may also invest in high-quality corporate debt securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Mortgage-backed and mortgage-related securities risk– Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

11.50%	6.92%	11.47%	1.18%	3.85%	2.35%	3.25%	6.38%	6.53%	3.69%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2002): 6.54%; Worst Quarter (ended 6/30/2004): -2.47%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)	3.69%	4.43%	5.66%
Barclays Capital U.S. Government Bond Index	-2.20%	4.87%	6.17%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael Sais	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Lazard Emerging Markets Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Lazard Emerging Markets Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.29%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$131	$409	$708	$1,556

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	49%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries and that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

31.81%	-50.05%	71.74%
2007	2008	2009

Best Quarter (ended 6/30/2009): 34.31%; Worst Quarter (ended 12/31/08): -32.32%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 1, 2006)
JNL/Lazard Emerging Markets Fund (Class A)	71.74%	6.10%
MSCI Emerging Markets Index	78.51%	6.81%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Lazard Asset Management LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John R. Reinsberg	2006	Deputy Chairman
James Donald	2006	Portfolio Manager/Analyst
Rohit Chopra	2007	Portfolio Manager/Analyst
Erik McKee	2008	PortfolioManager/Analyst

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Lazard Mid Cap Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Lazard Mid Cap Equity Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.04%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	79%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

25.37%	13.24%	-14.08%	28.89%	24.72%	8.81%	14.56%	-2.61%	-38.96%	39.65%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 21.77%; Worst Quarter (ended 12/31/08): -27.15%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/Lazard Mid Cap Equity Fund (Class A)	39.65%	0.69%	7.33%
Russell MidCap® Index	40.48%	2.43%	4.98%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Lazard Asset Management LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Christopher Blake	1998	Managing Director
Andrew Lacey	1998	Deputy Chairman
Robert A. Failla	2005	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/M&G Global Basics Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/M&G Global Basics Fund is to maximize long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.22%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$124	$387	$670	$1,477

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	43%

Principal Investment Strategies. The Fund seeks to invest in companies operating in basic industries (“primary” and “secondary” industries) as further described below and also in companies that service these industries.  The Fund may also invest in other global equities.

The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

46.88%
2009

Best Quarter (ended 6/30/2009): 24.51%; Worst Quarter (ended 3/31/2009): -8.91%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/M&G Global Basics Fund (Class A)	46.88%	18.76%
FTSE World Index	34.38%	12.66%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
M&G Investment Management Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Graham French	2008	Global Fund Equity Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/M&G Global Leaders Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/M&G Global Leaders Fund is to maximize long-term total return (the combination of income and growth of capital).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.22%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$124	$387	$670	$1,477

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	39%

Principal Investment Strategies. The Fund seeks to invest in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.

The investment strategy of the Fund is to identify those companies and stocks that represent the best investments from the global universe of companies in all sectors, countries and size ranges.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

37.43%
2009

Best Quarter (ended 6/30/2009): 22.88%; Worst Quarter (ended 3/31/2009): -9.46%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/M&G Global Leaders Fund (Class A)	37.43%	11.86%
FTSE World Index	34.38%	12.66%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
M&G Investment Management Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Aled Smith	2008	Global Equity Fund Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management European 30 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management European 30 Fund is to provide capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	65%

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date will be on or about January 1of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

41.03%
2009

Best Quarter (ended 6/30/2009): 27.11%; Worst Quarter (ended 3/31/2009): -15.83%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Mellon Capital Management European 30 Fund (Class A)	41.03%	17.19%
MSCI Europe Index	35.83%	12.44%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2008	Managing Director
Richard A. Brown	2008	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Pacific Rim 30 Fund is to provide capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	47%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The next Stock Selection Date will be on or about January 1of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

24.15%
2009

Best Quarter (ended 6/30/2009): 26.42%; Worst Quarter (ended 3/31/2009): -13.65%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Mellon Capital Management Pacific Rim 30 Fund (Class A)	24.15%	15.26%
MSCI Pacific Index	24.18%	10.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2008	Managing Director
Richard A. Brown	2008	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management S&P 500 Index Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500® Index.  The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.61%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.41%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Class B
1 year	3 years	5 years	10 years
$42	$132	$230	$518

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	4%

Period	Class B
1/1/2009 – 12/31/2009	4%

Principal Investment Strategies. The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the S&P 500 Index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals and other receivables.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

27.79%	10.06%	4.37%	15.08%	4.90%	-37.64%	25.97%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 15.82%; Worst Quarter (ended 12/31/08): -22.46%

Class B

4.54%	15.29%	5.14%	-37.57%	26.26%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 16.01%; Worst Quarter (ended 12/31/08): -22.46%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management S&P 500 Index Fund (Class A)	25.97%	-0.21%	1.02%
S&P 500 Index	26.46%	0.42%	1.62%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management S&P 500 Index Fund (Class B)	26.26%	-0.03%	0.97%
S&P 500 Index	26.46%	0.42%	1.41%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P MidCap 400 Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.61%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.41%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Class B
1 year	3 years	5 years	10 years
$42	$132	$230	$518

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	14%

Period	Class B
1/1/2009 – 12/31/2009	14%

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P MidCap 400 Index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index.  The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P MidCap 400 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share prices of the securities owned.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals and other receivables.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

34.55%	15.79%	11.98%	9.69%	7.45%	-37.58%	38.03%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 20.11%; Worst Quarter (ended 12/31/08): -26.84%

Class B

12.14%	9.91%	7.69%	-37.51%	38.34%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 20.20%; Worst Quarter (ended 12/31/08): -26.84%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class A)	38.03%	2.60%	5.44%
S&P MidCap 400 Index	37.38%	3.27%	6.08%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class B)	38.34%	2.79%	3.82%
S&P MidCap 400 Index	37.38%	3.27%	4.29%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Small Cap Index Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000® Index1.  The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.62%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.42%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$63	$199	$346	$774

Class B
1 year	3 years	5 years	10 years
$43	$135	$235	$530

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	17%

Period	Class B
1/1/2009 – 12/31/2009	17%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities.

To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

45.88%	17.42%	4.22%	17.49%	-2.11%	-35.01%	27.54%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 22.99%; Worst Quarter (ended 12/31/08): -27.33%

Class B

4.38%	17.66%	-1.84%	-34.83%	27.68%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 21.08%; Worst Quarter (ended 12/31/08): -27.27%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management Small Cap Index Fund (Class A)	27.54%	-0.13%	3.99%
Russell 2000 Index	27.17%	0.51%	4.60%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management Small Cap Index Fund (Class B)	27.68%	0.06%	1.58%
Russell 2000 Index	27.17%	0.51%	2.06%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

1 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management International Index Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East (“EAFE”) Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.44%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.69%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.44%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.49%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$70	$221	$384	$859

Class B
1 year	3 years	5 years	10 years
$50	$157	$274	$616

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	2%

Period	Class B
1/1/2009 – 12/31/2009	2%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals and other receivables, and to facilitate meeting the Fund’s objectives.  For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Index.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

37.31%	19.49%	13.31%	25.58%	10.39%	-42.92%	29.28%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 25.22%; Worst Quarter (ended 12/31/08): -20.69%

Class B

13.46%	25.93%	10.56%	-42.82%	29.57%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 25.21%; Worst Quarter (ended 12/31/08): -20.65%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management International Index Fund (Class A)	29.28%	3.00%	6.44%
MSCI EAFE Index	31.78%	3.54%	7.00%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management International Index Fund (Class B)	29.57%	3.20%	5.05%
MSCI EAFE Index	31.78%	3.54%	5.39%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Bond Index Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.  The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.61%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.41%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Class B
1 year	3 years	5 years	10 years
$42	$132	$230	$518

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	87%

Period	Class B
1/1/2009 – 12/31/2009	87%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in fixed-income securities that seek to match the performance and characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices.  This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market.  Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts.  Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund’s Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Barclays Capital U.S. Aggregate Bond Index.

The Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

2.87%	3.74%	1.85%	3.64%	6.43%	3.79%	5.65%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2002): 4.79%; Worst Quarter (ended 6/30/2004): -2.61%

Class B

2.04%	3.85%	6.68%	3.98%	5.90%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 3.80%; Worst Quarter (ended 6/30/2008): -1.03%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management Bond Index Fund (Class A)	5.65%	4.26%	4.57%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	5.27%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management Bond Index Fund (Class B)	5.90%	4.48%	4.07%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.56%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
David C. Kwan	2004	Managing Director
Lowell Bennett	2004	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Global Alpha Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.15%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.37%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$139	$434	$750	$1,646

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
9/28/2009 – 12/31/2009	0%

Principal Investment Strategies. The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund’s investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.  The Fund ordinarily invests in at least three countries.

The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund’s portfolio managers to implement investment decisions quickly and cost-effectively.  The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Performance of a Fund will vary from year to year.  The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Helen Potter, CFA	2009	Managing Director
Vassilis Dagioglu	2009	Managing Director
James Stavena	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Oppenheimer Global Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.07%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$109	$340	$590	$1,306

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	21%

Principal Investment Strategies. The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Cyclical opportunities risk – Seeking tactical advantage of changes in the business cycle evidencing growth potential, short-term market movements or changes affecting particular issuers or industries presents the risk that the anticipated changes do not occur, and the value of the stock could fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-22.33%	40.56%	17.93%	13.74%	16.96%	6.33%	-40.86%	39.42%
2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 22.66%; Worst Quarter (ended 12/31/08): -22.28%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (April 30, 2001)
JNL/Oppenheimer Global Growth Fund (Class A)	39.42%	3.12%	3.89%
MSCI World Index	29.99%	2.01%	2.14%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
OppenheimerFunds, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Rajeev Bhaman	2004	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/PAM Asia ex-Japan Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PAM Asia ex-Japan Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.28%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$130	$406	$702	$1,545

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	39%

Principal Investment Strategies. The Fund seeks to achieve its objective of long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

The Asia ex-Japan region includes, but is not limited to, the following countries: Korea; Taiwan; Hong Kong; Philippines; Thailand; Malaysia; Singapore; Indonesia; People’s Republic of China; India; Pakistan, and Vietnam.  The Fund may also invest in depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Asia ex-Japan concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Asia ex-Japan countries and to be more volatile than the performance of more geographically diversified funds.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-50.09%	69.59%
2008	2009

Best Quarter (ended 6/30/2009): 41.35%; Worst Quarter (ended 9/30/2008): -23.88%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/PAM Asia ex-Japan Fund (Class A)	69.59%	-8.60%
MSCI Asia ex-Japan Index	72.07%	-9.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Prudential Asset Management (Singapore) Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Kannan Venkataramani	2007	Investment Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/PAM China-India Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PAM China-India Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.03%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.34%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$136	$425	$734	$1,613

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	73%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing normally, 80% of its assets  in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The investments of the Fund include, but are not limited to, listed securities in the regulated market, which operates regularly and is recognized, depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The MSCI China-India Composite Index is a hypothetical representation of the performance of the MSCI China Index and MSCI India Index.  The index weightings of MSCI Composite Index are MSCI China India, 50% and MSCI India Index, 50%.

Annual Total Returns as of December 31

Class A

-57.62%	82.27%
2008	2009

Best Quarter (ended 6/30/2009): 45.45%; Worst Quarter (ended 12/31/08): -24.06%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/PAM China-India Fund (Class A)	82.27%	-11.77%
MSCI China Index	62.29%	-12.27%
MSCI India Index	102.81%	-12.64%
MSCI China-India Composite Index	83.10%	-11.60%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Prudential Asset Management (Singapore) Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
DR Rao	2007	Investment Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/PIMCO Real Return Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PIMCO Real Return Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$83	$259	$450	$1,002

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	722%

Principal Investment Strategies. The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.  The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.  The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.  The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index.  For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of the inflation-indexed portfolio.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.  The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as futures, options, forward contracts or swap agreements, or in mortgage or asset-backed securities.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-3.73%	17.25%
2008	2009

Best Quarter (ended 3/31/2008): 5.77%; Worst Quarter (ended 9/30/2008): -4.89%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/PIMCO Real Return Fund (Class A)	17.25%	7.89%
Barclays Capital U.S. TIPS Index	11.41%	7.00%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mihir Wohar	2007	Executive Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/PIMCO Total Return Bond Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.61%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$83	$259	$450	$1,002

Class B
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	177%

Period	Class B
1/1/2009 – 12/31/2009	177%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

11.75%	9.52%	8.85%	4.78%	4.45%	2.40%	3.38%	8.25%	0.40%	15.45%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 6.71%; Worst Quarter (ended 9/30/2008): -3.54%

Class B

2.52%	3.57%	8.53%	0.57%	15.66%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 6.79%; Worst Quarter (ended 9/30/2008): 3.45%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/PIMCO Total Return Bond Fund (Class A)	15.45%	5.84%	6.83%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/PIMCO Total Return Bond Fund (Class B)	15.66%	6.04%	5.60%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.56%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William H. Gross	2004	Managing Director & Chief Investment Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/PPM America High Yield Bond Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	0.82%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	0.62%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

Class B
1 year	3 years	5 years	10 years
$63	$199	$346	$774

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	50%

Period	Class B
1/1/2009 – 12/31/2009	50%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  For purpose of satisfying the 80% requirement, the Fund may also invest in derivative instruments (such as options, futures contracts or swap agreements, including credit default swaps) that have economic characteristics similar to the fixed income instruments mentioned above.

The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-4.67%	5.33%	5.76%	25.79%	8.22%	1.69%	10.51%	-1.10%	-30.75%	46.30%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 18.82%; Worst Quarter (ended 12/31/08): -19.99%

Class B

1.89%	10.72%	-0.79%	-30.65%	46.58%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 19.08%; Worst Quarter (ended 12/31/08): -19.86%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/PPM America High Yield Bond Fund (Class A)	46.30%	2.40%	4.99%
BofA Merrill Lynch High Yield Master II Constrained Index	58.10%	6.39%	6.66%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/PPM America High Yield Bond Fund (Class B)	46.58%	2.61%	3.39%
BofA Merrill Lynch High Yield Master II Constrained Index	58.10%	6.39%	6.98%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Anthony Balestrieri	2007	Senior Managing Director
Scott B. Richards	2008	Senior Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/PPM America Mid Cap Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America Mid Cap Value Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.07%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$109	$340	$590	$1,306

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	89%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell MidCap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

47.38%
2009

Best Quarter (ended 6/30/2009): 34.21%; Worst Quarter (ended 12/31/08): -28.39%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (March 31, 2008)
JNL/PPM America Mid Cap Value Fund (Class A)	47.38%	-9.46%
Russell MidCap Value Index	34.21%	-5.58%
Russell MidCap Index	4.48%	-5.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard S. Brody, CFA	2008	Executive Vice President
Samuel A. Yee, CFA	2008	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2008	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/PPM America Small Cap Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America Small Cap Value Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.06%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	114%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.

If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

33.97%
2009

Best Quarter (ended 6/30/2009): 27.25%; Worst Quarter (ended 3/31/2009): -18.66%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (March 31, 2008)
JNL/PPM America Small Cap Value Fund (Class A)	33.97%	-9.09%
S&P SmallCap 600/Citigroup Value Index	22.85%	4.30%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard S. Brody, CFA	2008	Executive Vice President
Samuel A. Yee, CFA	2008	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2008	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/PPM America Value Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America Value Equity Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$88	$274	$477	$1,061

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	63%

Principal Investment Strategies. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.  For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

6.96%	-6.32%	-19.87%	24.55%	9.76%	4.91%	13.03%	-5.63%	-47.21%	44.58%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 28.59%; Worst Quarter (ended 12/31/08): -24.11%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/PPM America Value Equity Fund (Class A)	44.58%	-3.11%	-0.64%
S&P500/Citigroup Value Index	21.18%	-0.81%	0.82%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard S. Brody, CFA	2007	Executive Vice President
Samuel A. Yee, CFA	2007	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2007	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Red Rocks Listed Private Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Red Rocks Listed Private Equity Fund is to seek to maximum total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	1.21%
Total Annual Fund Operating Expenses	2.41%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other investment companies, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$244	$751	$1,285	$2,746

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	34%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicles whose purpose is to invest in privately held companies.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

40.33%
2009

Best Quarter (ended 6/30/2009): 45.51%; Worst Quarter (ended 3/31/2009): -22.67%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Red Rocks Listed Private Equity Fund (Class A)	40.33%	-13.65%
S&P Listed Private Equity Index	61.65%	-7.30%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Red Rocks Capital LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Adam Goldman	2008	Co-Founder & Managing Director
Mark Sunderhuse	2008	Co-Founder & Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Select Balanced Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	54%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

The Balanced Composite Index is a hypothetical representation of the performance of the Fund’s general investment categories using a weighting of 65% equity and 35% bond.  The following indexes are used to calculate the composite index:  the S&P 500 Index, 65% and the Barclays Capital U.S. Aggregate Bond Index, 35%.

Annual Total Returns as of December 31

Class A

8.25%	10.57%	-1.93%	21.57%	10.88%	5.30%	13.65%	7.49%	-20.79%	19.78%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 12.67%; Worst Quarter (ended 12/31/08): -11.46%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Select Balanced Fund (Class A)	19.78%	4.07%	6.80%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%
Balanced Composite Index	19.42%	2.28%	1.87%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward P. Bousa, CFA	2004	Senior Vice President
Christopher L. Gootkind, CFA	2006	Vice President
John C. Keogh	2004	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Select Money Market Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver	0.09%
Net Expenses	0.48%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.37%
Fee Waiver	0.00%
Net Expenses	0.37%

JNAM has contractually agreed to waive fees and reimburse expenses of the Fund through December 31, 2010 to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  For additional information about the waiver and any reimbursement, please turn to “Management of the Trust: Management Fee” on page 280.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$49	$174	$309	$705

Class B
1 year	3 years	5 years	10 years
$38	$119	$208	$468

Principal Investment Strategies. The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; ii) time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions; iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); iv) obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The Fund may invest more than 25% of its assets in the banking industry.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

The Fund attempts to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

The 7-day yield of Class A on December 31, 2009, was 0.00%.

The 7-day yield of Class B on December 31, 2009, was 0.00%.

Annual Total Returns as of December 31

Class A

5.83%	3.45%	1.07%	0.46%	0.78%	2.71%	4.49%	4.76%	2.20%	0.15%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2000): 1.50%; Worst Quarter (ended 6/30/2009, 9/30/2009, and 12/31/2009): 0.00%

Class B

2.91%	4.70%	4.97%	2.40%	0.21%
2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2006): 1.25%; Worst Quarter (ended 6/30/2009, 9/30/2009, and 12/31/2009): 0.00%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Select Money Market Fund (Class A)	0.15%	2.85%	2.57%
BofA Merrill Lynch Treasury Bill Index (3 month)	0.21%	3.02%	2.99%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Select Money Market Fund (Class B)	0.21%	3.02%	2.75%
BofA Merrill Lynch Treasury Bill Index (3 month)	0.21%	3.02%	2.79%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/Select Value Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Value Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.83%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.63%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$85	$265	$460	$1,025

Class B
1 year	3 years	5 years	10 years
$64	$202	$351	$786

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	42%

Period	Class B
1/1/2009 – 12/31/2009	42%

Principal Investment Strategies. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion).

The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

34.80%	14.77%	8.15%	20.86%	7.90%	-33.35%	23.98%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 19.83%; Worst Quarter (ended 12/31/08): -19.22%

Class B

8.41%	21.05%	8.13%	-33.19%	24.18%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 15.86%; Worst Quarter (ended 12/31/08): -19.14%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (September 30, 2002)
JNL/Select Value Fund (Class A)	23.98%	3.11%	9.86%
Russell 1000 Value Index	19.69%	-0.25%	7.00%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Select Value Fund (Class B)	24.18%	3.32%	4.41%
Russell 1000 Value Index	19.69%	-0.25%	1.50%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen H. Grimes, CFA	2004	Senior Vice President
Ian R. Link, CFA	2008	Vice President
W. Michael Reckmeyer, III, CFA	2008	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Established Growth Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.71%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$93	$290	$504	$1,120

Class B
1 year	3 years	5 years	10 years
$73	$227	$395	$883

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	62%

Period	Class B
1/1/2009 – 12/31/2009	62%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in common stocks.   The Fund concentrates its investments in well-established growth companies.  The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives.

The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-0.34%	-10.23%	-23.33%	30.54%	9.89%	6.09%	13.70%	10.12%	-42.85%	43.39%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 16.16%; Worst Quarter (ended 12/31/08): -24.30%

Class B

6.30%	13.95%	10.31%	-42.75%	43.79%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 15.31%; Worst Quarter (ended 12/31/08): -24.30%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/T. Rowe Price Established Growth Fund (Class A)	43.49%	1.73%	0.70%
Russell 1000 Growth Index	37.21%	1.63%	-3.99%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/T. Rowe Price Established Growth Fund (Class B)	43.79%	1.92%	2.64%
Russell 1000 Growth Index	37.21%	1.63%	1.85%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
P. Robert Bartolo	2007	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.02%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.82%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Class B
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	32%

Period	Class B
1/1/2009 – 12/31/2009	32%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the Sub-Adviser expects to grow at a faster rate than the average company.

The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the Russell MidCap® Growth Index.  The market cap of companies in the Fund’s portfolio and the Russell MidCap® Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range.

In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.  The Fund may also invest up to 25% of its assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

7.16%	-1.49%	-21.93%	38.60%	18.03%	14.10%	6.76%	17.26%	-40.68%	46.93%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2001): 21.17%; Worst Quarter (ended 12/31/08): -26.44%

Class B

14.32%	6.97%	17.50%	-40.56%	47.22%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 19.42%; Worst Quarter (ended 12/31/08): -26.40%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)	46.93%	4.48%	5.31%
Russell MidCap® Growth Index	46.29%	2.40%	-0.52%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/T. Rowe Price Mid-Cap Growth Fund (Class B)	47.22%	4.69%	6.10%
Russell MidCap® Growth Index	46.29%	2.40%	3.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Brian W.H. Berghuis, CFA	1995	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.53%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.05%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	102%

Principal Investment Strategies. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three (3) years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

Within this broad structure, investment decisions reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices and yields of the various securities.  For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund’s program) that would provide higher yields and appreciation potential.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

4.82%	-5.97%	7.64%
2007	2008	2009

Best Quarter (ended 6/30/2009): 3.50%; Worst Quarter (ended 12/31/08): -2.63%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 1, 2006)
JNL/T. Rowe Price Short-Term Bond Fund (Class A)	7.64%	2.47%
Bof A Merrill Lynch 1-3 Year Treasury Index	0.78%	4.89%
Barclays Capital 1-3 Yr Government/Credit Index	1.41%	5.05%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward A. Wiese	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued.  Income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.76%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.97%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$99	$309	$536	$1,190

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	21%

Principal Investment Strategies. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund’s Sub-Adviser regards as undervalued.  Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies.  The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.
Annual Total Returns as of December 31

Class A

0.78%	-16.84%	29.97%	15.12%	6.07%	20.11%	0.85%	-40.47%	37.09%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.51%; Worst Quarter (ended 12/31/08): -27.56%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (May 1, 2000)
JNL/T. Rowe Price Value Fund (Class A)	37.09%	0.95%	4.14%
Russell 1000 Value Index	19.69%	-0.25%	2.52%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark S. Finn	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/S&P Managed Conservative Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Conservative Fund is capital growth and current income.

Expenses.  The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.83%
Total Annual Fund Operating Expenses	1.01%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$103	$322	$558	$1,236

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	11%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 254.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

3.73%	7.85%	6.30%	-13.75%	13.53%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 6.20%; Worst Quarter (ended 9/30/2008): -5.59%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 4, 2004)
JNL/S&P Managed Conservative Fund (Class A)	13.53%	3.09%	3.62%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.95%
S&P 500 Index	26.46%	0.42%	1.75%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/S&P Managed Moderate Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Fund is to seek capital growth.  Current income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.16%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.87%
Total Annual Fund Operating Expenses	1.04%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	6%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 257.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

4.99%	10.39%	7.74%	-21.24%	18.63%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 8.76%; Worst Quarter (ended 12/31/08): -10.29%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 4, 2004)
JNL/S&P Managed Moderate Fund (Class A)	18.63%	3.13%	4.02%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.95%
S&P 500 Index	26.46%	0.42%	1.75%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/S&P Managed Moderate Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Growth Fund is capital growth and current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.15%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.90%
Total Annual Fund Operating Expenses	1.06%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294
Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	13%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 260.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-1.63%	-4.70%	-8.48%	17.75%	9.58%	6.41%	12.17%	8.65%	-27.50%	23.46%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 11.57%; Worst Quarter (ended 12/31/08): -14.25%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (April 9, 1998)
JNL/S&P Managed Moderate Growth Fund (Class A)	23.46%	3.03%	2.54%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/S&P Managed Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Growth Fund is to seek capital growth.  Current income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.15%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.93%
Total Annual Fund Operating Expenses	1.09%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$111	$347	$61	$1,329

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	8%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 263.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-4.35%	-7.34%	-12.04%	21.73%	11.41%	7.44%	14.15%	8.70%	-35.36%	28.06%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 14.71%; Worst Quarter (ended 12/31/08): -19.98%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (April 8, 1998)
JNL/S&P Managed Growth Fund (Class A)	28.06%	1.99%	1.51%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Summary Prospectus May 1, 2010

JNL/S&P Managed Aggressive Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Aggressive Growth Fund is capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.95%
Total Annual Fund Operating Expenses	1.14%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$116	$362	$628	$1,386

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	19%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 266.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-9.37%	-10.58%	-18.26%	26.80%	12.61%	8.48%	15.57%	9.17%	-39.16%	31.05%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 16.79%; Worst Quarter (ended 12/31/08): -22.70%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (April 8, 1998)
JNL/S&P Managed Aggressive Growth Fund (Class A)	31.05%	1.76%	0.32%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 130.

Information About Purchasing the Funds

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson, or through a Jackson fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson, the tax treatment of dividends and distributions will depend on the tax status of Jackson, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additional Information About The Funds

JNL/AIM Global Real Estate Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM Global Real Estate Fund is high total return.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts (“REITs”).  A REIT is a real estate company that pools funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.  The principal type of securities purchased by the Fund is common stock, which is a type of equity security. The companies will be located in at least three different countries, including the United States.

The Fund considers a company to be a real estate or real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate.  These companies include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund may engage in short sales of securities.  A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles.  Instead, it borrows that security for delivery when the sale settles.  The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own.  Generally, the Fund may sell a security short to (i) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (ii) to protect a profit in a security that it owns (short sale against the box).  The Fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s total assets.

The Fund may invest in equity and debt securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital.   The Fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the Fund’s portfolio managers to be of comparable quality.

The Fund’s investments in the types of securities described in this Prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this Prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

When constructing the portfolio, the portfolio managers use a fundamental driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives.  The portfolio managers and investment team focus on equity REITs and real estate operating companies.  Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation.  Each potential investment is analyzed using fundamental research and pricing components to identify attractively priced securities that appear to have relatively favorable long-term prospects.  Some of the fundamental factors that are evaluated in screening potential investments for the Fund include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable financing and fixed charge coverage ratios.  The market and company research available to the investment team helps the portfolio managers in their efforts to identify REITs and real estate companies operating in the most attractive markets that represent quality properties, solid management teams with the ability to effectively manage capital structure decisions.  The companies that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess stock valuations relative to one another and relative to the investment teams’ assessment of underlying asset value.  The fundamental research and pricing factors are combined to identify attractively priced securities of companies that appear to have relatively favorable long-term prospects.  The portfolio managers also consider the relative liquidity of each security in the construction of the Fund.  The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Global Real Estate Index (the benchmark index).  The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and/or geographic areas from time to time.  Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas as well as by limiting the size of any one holding.  The Fund uses the benchmark index as a guide to structuring the portfolio, but the Fund is not an index fund.

The portfolio managers will consider selling a security if they conclude (i) its relative valuation falls below desired levels, (ii) its risk /return profile changes significantly, (iii) its fundamentals change, or (iv) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and sub-Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Real estate investment risk
•	Industry concentration risk
•	Foreign securities risk
•	Short sales risk
•	High yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Currency risk
•	Derivatives risk
•	Market risk
•	Leveraging risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Global Real Estate Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA 30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

The sub-Sub-Adviser to the JNL/AIM Global Real Estate Fund is Invesco Asset Management Ltd. (“IAML”), with its principal office at 30 Finsbury Square, London, EC2A 1AG, United Kingdom.  IAML is an affiliate of Invesco.  IAML is compensated by Invesco at no additional expense to the Trust.  Invesco and IAML are collectively referred to herein as “Invesco.”

Day-to-day investment management decisions for the Fund will be made by the Sub-Adviser.  The sub-Sub-Adviser is responsible for choosing certain types of real estate securities for the Fund.  Invesco and its affiliates are indirect, wholly-owned subsidiaries of Invesco, Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  As of December 31, 2009, Invesco, Ltd. managed approximately $423.1 billion in total assets.

The Fund is managed on a team basis.  The individual members of the team, who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Joe Rodriguez, Jr. (Lead Manager), Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.

•	Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1998.
•	James Trowbridge, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1989.
•	Ping-Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.
•	Paul Curbo, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.
•	James Cowen, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 2001.
•	Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2005.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM International Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM International Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified portfolio of reasonably priced, quality international equity securities.  The Fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.  The Fund will normally invest in the securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

At the present time, the Fund’s portfolio managers intend to invest no more than 20% of the Fund’s total assets in companies located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund’s exposure above its total net assets.

The Fund’s investments in the types of securities described in the prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Sub-Adviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques.  The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but for whose prices do not fully reflect these attributes.  Investments for the portfolio are selected “bottom-up” on a stock-by-stock basis.  The focus is on the strengths of individual companies, rather than sector or country trends.  The Sub-Adviser may consider selling a security for several reasons, including (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock prices appears to be overvalued, or (3) a more attractive opportunity is identified.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  In addition to common stocks, the Fund may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities.  Fixed income securities, including preferred stocks and convertible securities, are subject to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer will not make payments of principal or interest when due.  A deterioration in the credit quality of an issuer of fixed income securities will cause the price of those securities to fall. Interest rate risk is the risk that interest rates will rise, causing the prices of fixed income securities, including those owned by the Fund, to fall.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Growth investing risk
•	Market risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/AIM International Growth Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  Invesco Aim Management Group manages or advises investment portfolios which total approximately $423.1 billion in total net assets as of December 31, 2009.  Invesco Aim Management Group is a wholly owned subsidiary of Invesco, Ltd.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•
Clas Olsson (lead manager with respect to the Fund’s investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 1994.

•
Barrett Sides (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1990.

•	Shuxin Cao, Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 1997.
•	Matthew Dennis, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 2000.
•	Jason Holzer, Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invescoand/or affiliates since 1996.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM Large Cap Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.  In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments.  Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts (“ADRs”).  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization.  The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Fund’s portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000 Index at the time of purchase.  The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings.  The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Large Cap Growth Fund is Invesco Advisers, Inc.  (“Invesco”), located at 1555 Peachtree, N.E, Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.Invesco Aim Management Group advises mutual funds and separate accounts which total approximately $423.1 billion in total net assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•	Geoffrey Keeling, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1995.
•	Robert Shoss, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1995.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM Small Cap Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.  In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic and derivative instruments.  Synthetic and derivative instruments are investments that have economic characteristics similar to the Fund’s direct investments.  Synthetic and derivative instruments in which the Fund may invest may include warrants, futures, options, exchange-traded funds and American Depositary Receipts (“ADRs”).  Synthetic and derivative instruments may have the effect of leveraging the Fund’s portfolio.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  The Russell 2000 Index is a widely recognized, unmanaged index of common stocks that measures performance of the 2,000 smallest companies in the Russell 3000® Index.  The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments.  The Fund may also invest up to 25% of its total assets in foreign securities.  Any percentage limitations with respect to the assets of the Fund are applied at the time of purchase.

In selecting investments, the Sub-Adviser utilizes a disciplined portfolio construction process that aligns the Fund with the Russell 2000 Growth Index which the Sub-Adviser believes represents the small cap growth asset class.  The security selection process is based on a three-step process that includes fundamental, valuation, and timeliness analysis.  Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management.  The goal is to find high quality, fundamentally sound companies operating in an attractive industry.  Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one-to-two year horizon.  Timeliness analysis is used to help identify the “timeliness” of a purchase.  In this step, relative price strength, trading volume, characteristics, and trend analysis are reviewed for signs of deterioration.  If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.  The Sub-Adviser considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Investment growth style risk
•	Liquidity risk
•	Interest rate risk
•	Small cap investing risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Small Cap Growth Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  Invesco Aim Management Group advises mutual funds and separate accounts which total approximately $423.1 billion in total net assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team are:

•
Juliet Ellis (lead manager), Senior Portfolio Manager and Chief Investment Officer of Invesco’s Domestic Growth Investment Management Unit, has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.  From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.

•
Juan Hartsfield, Portfolio Manager, has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.  From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management.  From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

•
Clay Manley, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated with Invesco and/or its affiliates since 2001.  From 2002 to February 2008, he was a senior equity analyst on Invesco’s small-cap team.  Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University.  Mr. Manley is a CFA Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian Global Balanced Fund
Class A

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

Principal Investment Strategies.  The Fund’s investment objective is to seek the balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a blend of 65% equities and 35% fixed-income, but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed-income securities.

Equity portion of the Fund
The investment objective of the equity portion of the Fund is to seek long-term growth of capital and income by investing in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $750 million at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Fixed-income portion of the Fund
The investment objective of the fixed-income portion of the Fund is to seek as high a total return, measured in U.S. dollars, as is consistent with conservation of capital, by investing principally in marketable fixed-income securities, denominated in currencies from around the world, as follows:

The bond portion of the Fund will be invested in one or a combination of the following:

(a)
Securities rated Baa3 or better by Moody’s Investors Service, Inc. or Fitch, or BBB or better by Standard & Poor’s Corporation, or securities unrated by any of the foregoing entities that are deemed by the Sub-Adviser to be of equivalent investment quality;

(b)	Securities issued or guaranteed by a national government, its agencies and instrumentalities (excluding developing countries) or a supranational organization,
(c)	Cash equivalents and cash; and/or
(d)	Currency options or forward currency contracts.

The Fund may also invest in debt securities of developing country (emerging market) issuers.  Up to 20% of the fixed-income portion of the Fund will be invested in securities rated lower than those in (a) above, or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Foreign securities risk
•	Interest rate risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian Global Balanced Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

Mark A. Brett is a director and senior vice president of Capital International Limited and a vice president of Capital International Research, Inc. His responsibilities include global fixed-income portfolio management and currency research. Prior to joining the Capital in 1993, Mr. Brett spent 14 years as an economist/strategist with Barclays de Zoete Wedd (formerly De Zoete and Bevan) in London. In addition, he was a director of BZW Capital Markets Ltd. and a member of the London Stock Exchange. He is a member of the UKSIP and the Securities Institute. He is based in London.

Michael Cohen is a director and senior vice president of Capital International Limited, an affiliate of Capital Guardian, and has equity portfolio management responsibilities for Capital Guardian.  Michael joined the Capital organization in 2000 as an investment analyst and later became a portfolio counselor for Capital Research and Management Company until the fall of 2009.  Prior to this, he was a research analyst with both Schroders and Salomon Brothers in London.  He received his MBA from the London Business School and his BA in accounting and economics from Tel Aviv University. He is based in London.

Mark H. Dalzell is a vice president of Capital International Limited. He joined the organization’s fixed-income area as a global bond specialist in 1988 and is involved with Capital International and Capital Guardian’s global and non-U.S. portfolios. Prior to joining the organization, he was a vice president and senior portfolio manager in the International Fixed-Income department at Citibank Investment Management, London for three years, spent two years in institutional sales at Bear, Stearns & Co., two years in the Foreign Exchange Consultancy group of Chase Manhattan Bank, and three years in the International Research department of the Federal Reserve Bank of New York. He received a Master’s degree in public policy from the Kennedy School at Harvard University and a BA in international affairs from the Woodrow Wilson School, Princeton University (magna cum laude). Mr. Dalzell is based in Los Angeles.

David I. Fisher is chairman of the board of Capital Group International, Inc. and Capital Guardian, as well as an officer and director of numerous affiliated companies. He is a portfolio manager for U.S., non-U.S., global, and emerging market assets and has been responsible for our organization’s international investing activities since 1982. He joined the organization in 1969 as a financial analyst and was director of research for ten years. Previously, he was an officer of Smith Barney & Co. and a marketing executive with General Electric Company. A graduate of the University of California at Berkeley, he holds an MBA from the University of Missouri Graduate School of Business Administration. Mr. Fisher is a member of the Los Angeles Society of Financial Analysts, as well as the International Society of Security Analysts. He is based in Los Angeles.

Laurentius Harrer is a senior vice president of Capital Guardian. He has research responsibilities in emerging markets and portfolio management responsibilities for emerging markets debt and global fixed-income accounts. Prior to joining the organization in 1993, he was with Metzler Investment in Frankfurt, Germany where he was a senior portfolio manager responsible for global bond and currency markets. Before that, he spent two years in institutional sales with Bayerische Vereinsbank. Mr. Harrer graduated from the University of Landshut in Germany with a bachelor of business administration degree. He is based in Los Angeles.

Nancy J. Kyle is vice chair of the Board of Capital Guardian.  Ms. Kyle is an international equity portfolio manager and coordinates the asset allocation process for our multi-product services. Prior to joining Capital in 1991, she was a managing director at JPMorgan Investment Management in New York. Ms. Kyle earned a BA from Connecticut College and did graduate work at the London School of Economics. She is based in New York.

Robert H. Neithart is a senior vice president and a director of Capital Guardian and director and an executive vice president of Capital International Research, Inc. He is also a vice president and  director of Capital Strategy Research, Inc. His portfolio management and research responsibilities are focused on emerging markets fixed income, global bonds, and global macroeconomics. Mr. Neithart joined the organization in 1987 as a participant in “The Associates Program.” He earned an AB degree (cum laude) in economics from Occidental College. He is a member of the National Association of Business Economists (NABE), is active in the Los Angeles chapter of NABE and holds the Chartered Financial Analyst® designation. He is based in Los Angeles.

Lionel M. Sauvage is a senior vice president of Capital Guardian Trust Company as well as a senior vice president of Capital International, Inc., with portfolio management responsibilities for both Capital Guardian and Capital International, Inc. He is also a director and senior vice president of Capital International Limited. He joined the organization in 1987 as an investment analyst and has covered European food, beverage, and airline industries, as well as U.S. aerospace companies. Mr. Sauvage earned his MBA from INSEAD in Fontainebleau, France and his electronic engineering degree from ENSEM in Nancy, France. Prior to attending business school, he was a project manager at Sogelerg Engineering in France for five years. He is based in London.

Alan J. Wilson is a director and senior vice president of Capital Guardian.  He is also president and director of global research for Capital International Research, Inc. a director of The Capital Group Companies, Inc. and a director of Capital Group Research, Inc.. He is a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining the organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.

Wesley K.-S. Phoa is a senior vice president of Capital International Research, Inc. and vice president of Capital Strategy Research, Inc.  He manages U.S. fixed income portfolios. He is also an investment analyst covering U.S. government bonds, as well as having responsibilities for fixed-income quantitative research. Prior to joining Capital in 1999, he was with Capital Management Sciences in Los Angeles for three years, where he served as vice president and later as director of research. Before that he spent three years with Deutsche Bank in Australia as a quantitative analyst and three years as a mathematics lecturer and research fellow. Dr. Phoa received a PhD in pure mathematics from Trinity College at the University of Cambridge. He also holds a BSc (Honors) from the Australian National University and is based in Los Angeles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian Global Diversified Research Fund
Class A

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Diversified Research Fund is long-term growth of capital.

Principal Investment Strategies. The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Consistent with the Fund's objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Growth investing risk
•	Market risk
•	Mid-capitalization investing risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian Global Diversified Research Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071.  Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

G. Ernest Nutter serves as the research portfolio coordinator for the Fund.

G. Ernest Nutter is a vice president of Capital International Research, Inc. and serves as the research portfolio coordinator for the Fund.  He joined the Capital organization in 2004 and brings over 28 years of research experience. For 13 years, he was managing director of mining research for RBC Capital Markets/Dominion Securities, Inc. Prior to that, he spent two years as the senior mining analyst for Dean Witter Reynolds (Canada), Inc.; one year as a mining analyst with Pemberton Securities, Inc.; one year as the senior mining analyst for Davidson Partners Limited; and 11 years as a project geologist with Westmin Resources/Western Mines. Mr. Nutter earned a BS in geology from Dalhousie University. He is based in Toronto.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian U.S. Growth Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Capital Guardian U.S. Growth Equity Fund is long-term growth of capital.

Principal Investment Strategies.  The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts (“ADRs”) and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase. The Fund intends to achieve its objective by investing primarily in attractively valued securities that at the time of purchase exhibit one or more “growth” characteristics relative to the U.S. stock market. The “growth” characteristics include securities exceeding the market (rate of growth) in at least one of the following categories: earnings, unit sales, revenue or cash flow.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. The Fund intends to remain fully invested, however, and the Fund may hold cash and cash equivalents for defensive purposes.  Although the Fund does not intend to seek short-term profits, securities in the Fund’s portfolio will be sold whenever the Fund believes it is appropriate to do so without regard to the length of time a particular security may have been held.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities to, among other reasons, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Foreign securities risk
•	Investment growth style risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Market risk
•	Derivatives risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian U.S. Growth Equity Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

Todd S. James is a director and senior vice president of Capital Guardian and a portfolio manager with U.S. growth, U.S. value, and Absolute Income Grower responsibilities. Prior to assuming his portfolio management responsibilities in 2006, Mr. James was an investment analyst with research responsibilities in U.S. merchandising and e-commerce and a statistician for Capital Group Research, Inc. Before joining the organization in 1985, he studied architecture at Texas Tech University and earned a BS in international finance from California State University, Sacramento. Mr. James earned an MBA from the University of Southern California Graduate School of Business and is based in Los Angeles.

Eric H. Stern is a director and senior vice president of Capital Guardian. His investment responsibilities include portfolio management within the U.S. Growth Equity product and research of the U.S. medical technology industry. Prior to joining the Capital organization in 1991, he served two years as an analyst in the Mergers and Acquisitions department of Morgan Stanley & Company. Mr. Stern is a Phi Beta Kappa graduate of the University of California at Berkeley, where he earned a BS in business administration. He also holds an MBA from Stanford Graduate School of Business. He is based in West Los Angeles.

Alan J. Wilson is a director and senior vice president of Capital Guardian.  He is also president and director of global research for Capital International Research, Inc. a director of The Capital Group Companies, Inc. and a director of Capital Group Research, Inc.. He is a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining the organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit Suisse Global Natural Resources Fund)
Class A

Investment Objective.  The investment objective of the JNL/Credit Suisse Commodity Securties Fund is long-term capital growth.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.  The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities.  To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals.  To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities.  These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options.  The Fund may hold a portion of its portfolio in fixed-income securities.  The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio.  One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the “Natural Resources Portfolio.”  The other portfolio will focus on investments in commodity instruments; the “Commodities Portfolio.”

Natural Resources Portfolio.  The Natural Resources Portfolio of the Fund follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach.  The Fund's portfolio managers select securities for the Fund using proprietary quantitative models, which are designed to:

•
forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company’s relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum;

•	identify stocks likely to suffer price declines if market conditions deteriorate and limit the Fund’s overall exposure to such low quality stocks; and

•	help determine the Fund’s relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

The Natural Resources Portfolio will invest in U.S. and foreign securities.  To effectively manage cash, including subscriptions and redemptions, and foreign currency, the Natural Resources Portfolio may also invest in Exchange Traded Funds, and options and futures.  Due to volatility in the natural resources and commodities markets, there can be no guarantee that the Natural Resources Portfolio will outperform the customized MSCI benchmark in the future.

Commodities Portfolio.  The Commodities Portfolio seeks total return and is designed to achieve positive total return relative to the performance of the Dow Jones UBS Commodity Index Total Return (DJ-UBS Index).  To pursue this goal, it primarily invests in commodity-linked derivative instruments.  To meet coverage and collateral requirements associated with these derivative investments, and invest excess cash, the Fund may hold a portion of its portfolio in fixed-income securities.  To comply with the Internal Revenue Code of 1986, as amended, the commodity-linked derivatives purchased will primarily be commodity-linked structured notes, and the Fund will limit its direct investments in commodity-linked swap agreements and futures such that the income derived from commodity-linked swap agreements and futures is limited to a maximum of 10% of the Fund’s annual gross income.

A commodity-linked structured note contains a return component based on a security, index, or other measure.  Performance of the particular index will affect performance of the commodity-linked structured note.  These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities.  A portion of the commodity-linked structured notes may be tied to the DJ-UBS Index, which is an index comprised of commodity futures, including, but not limited to: aluminum; coffee; gold, natural gas, silver, unleaded gasoline, and wheat.  The commodities in the DJ-UBS Index may change.  The principal value of commodity-linked structured notes held by the Commodities Portfolio is expected to equal between 0% and 25% of the Commodities Portfolio’s net assets at the time of investment, which percentage may be higher or lower as the value of the DJ-UBS Index changes.

Investments in other commodity-linked derivative instruments may have different exposures to other commodities.  The Commodities Portfolio may purchase single commodity-related instruments, such as, futures contracts on oil.  It should be noted that other commodity-linked derivative instruments may have different contract terms, such as different roll dates, reset dates, or contract months other than those specified by a particular commodity index.  As a result, the commodity-linked derivatives component may deviate from the returns of the DJ-UBS Index.  Due to volatility in the commodities and natural resources markets, there can be no guarantee that the Commodity Portfolio will outperform the DJ-UBS Index.

The Fund may invest, irrespective of currency and regardless of the issuer’s country of origin, in convertible bonds and warrant, providing the associated rights confer entitlement to the subscription of shares in companies in which the Fund is permitted to invest under terms of its investment policy.  Furthermore, the Fund may invest in listed and equity-linked notes, which is an instrument whose return is determined by the performance of a single equity security, a basket of equity securities, or an equity index, provided the underlying equities relate to companies permitted under the terms of the Fund’s investment policy.  Investments in equity-linked notes, together with convertible bonds and warrants may not exceed 15% of the net assets of the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Commodity risk
•	Credit risk
•	Derivatives risk
•	Foreign securities risk
•	Industry concentration risk
•	Interest rate risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	Leveraging risk
•	Market risk
•	Model risk
•	Tax risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Credit Suisse Commodity Securities Fund is Credit Suisse Asset Management, LLC (“Credit Suisse”), located at Eleven Madison Avenue, New York, New York 10010.  Credit Suisse is an indirect subsidiary of Credit Suisse Group AG (“CSG”).  CSG’s office is located at Giesshübelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are Jordan Low, Andrew Karsh, and Christopher Burton.

Jordan Low, CFA, Director, is Head of the Quantitative Equities Group in Alternative Investments, and global head of research and portfolio management for quantitative equity products. Mr. Low joined CSG in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to his current role, he ran live portfolios in the US, Canada, and Europe for the Credit Suisse proprietary trading accounts. He joined Credit Suisse Asset Management, LLC in February 2008. Previous to CSG, he worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 in their respective proprietary trading divisions. He managed portfolios focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics, and Mathematics, and a Master of Engineering in Computer Science, all from the Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

Christopher Burton, CFA, Director, is a Portfolio Manager and Trader for the Derivatives Team, and Co-Lead Portfolio Manager for the Total Commodity Return strategy. In this role, Mr. Burton is responsible for analyzing and implementing the team’s hedging strategies, indexing strategies, and excess return strategies. Prior to joining Credit Suisse Asset Management, LLC in 2005, Mr. Burton served as an Analyst and Derivatives Strategist with Putnam Investments, where from 2002 to 2005 he developed the team’s analytical tools and managed their options-based yield enhancement strategies, as well as exposure management strategies. Mr. Burton earned a BS in Economics with concentrations in Finance and Accounting from the University of Pennsylvania’s Wharton School of Business.  Additionally, Mr. Burton holds the Chartered Financial Analyst designation and has achieved Financial Risk Manager® Certification through the Global Association of Risk Professionals (GARP).

Andrew B. Karsh, Director, is a Portfolio Manager and Trader for the Derivatives Team, and Co-Lead Portfolio Manager for the Total Commodity Return strategy. In this role, Mr. Karsh is responsible for analyzing and implementing the team’s hedging strategies, indexing strategies, and excess return strategies.  Prior to his current role, Mr. Karsh served as a Director in the Fixed Income Structuring Group within the Investment Banking division where he had extensive experience structuring and executing complex transactions involving derivatives and cash securities.  Prior to joining CSG in 1999, Mr. Karsh worked in Fixed Income and Derivatives trading at Santander Financial Products, and focused on U.S. Government & Mortgage Backed Securities at Bear Stearns and Co.  Mr. Karsh earned a BS/BA in Finance from American University’s Kogod College of Business and holds FINRA Series 3, 7 and Series 63 certifications.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Credit Suisse Long/Short Fund
Class A

Investment Objective.  The investment objective of the JNL/Credit Suisse Long/Short Fund is total return.

Principal Investment Strategies.  The Fund’s principal investment strategy is to employ a proprietary, quantitative multi-factor model to select an equity portfolio with long-run average total returns greater than the benchmark Standard & Poor’s (“S&P”) 500 Index and with investment risk similar to the S&P 500 Index.  The investment strategy is quantitative in nature; the portfolio managers’ discretion is used to determine the selection and importance of factors in the multi-factor stock selection model.  The Fund’s active quantitative equity management strategy allows the portfolio simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.  The strategy employed by this Fund is a natural expansion of enhanced indexing and long/short strategies, referred to as the U.S. Equity – Short Extension Strategy.  This strategy offers the portfolio management team increased flexibility to express their views on certain equities while maintaining—to a large degree—the S&P 500 Index’s risk factors, such as sector and industry exposures.

The Sub-Adviser generally employs symmetric long and short stock positions around a full market exposure to the S&P 500 Index.  Long positions are typically held at up to 140% of the underlying stock portfolio, and the short constraint is relaxed to a degree allowing short positions of up to 40% of the underlying stock portfolio. The portfolio, including the net short positions, therefore, maintains an expected beta of one (1.0) in relation to the S&P 500 Index while seeking to capture better performance, in the long-run, than the S&P 500 Index.

With this 140/40 approach, the Sub-Adviser pursues a performance target range of 2.0-3.5% excess return over the S&P 500 Index with a volatility range of 2.0-4.0% over or under the return of the S&P 500 Index.

The Sub-Adviser will predominantly invest in large-cap US equities.  In addition, the Sub-Adviser in general will maintain characteristics – risk factor exposures, sector and industry weights, etc. – similar to those of the S&P 500 Index.  The Fund may invest in securities outside of the S&P 500 Index.

Investment Process
The Sub-Adviser adheres to rigorous and disciplined portfolio construction and risk management.  The strategy employs a transparent and innovative quantitative equity investment process, encompassing four steps: (1) formulation of investment views, (2) construction of expected returns, (3) portfolio optimization and implementation, and (4) performance monitoring and attribution analysis.

The investment strategy is quantitative in nature; the portfolio managers’ discretion is used to determine the selection and importance of factors in the Sub-Adviser’s proprietary multi-factor stock selection model.  The portfolio managers’ also utilize their discretion in their selection of portfolio implementation parameters and implementation of short positions in the portfolio.

Step 1: Formulating investment views
The Sub-Adviser utilizes five distinct factor groups – (Valuation, Profitability, Growth, Momentum, and Capital-Use & Balance Sheet Quality) to construct investment views and forecast stock returns.   The selection of these factor groups was determined by the Sub-Adviser through rigorous quantitative research. Each one of the five factor groups is composed of a set of individual fundamental factors that broadly measure similar information.   For example, the Valuation factor group includes measures such as price-to-earnings ratio and price-to-cash flow ratio, both of which relate information about the value (i.e. expensiveness or cheapness) of a company.  The Profitability factor group includes ratios such as return on equity and return on invested capital, both of which describe a company’s returns to capital, or profitability.

Step 2: Constructing the expected returns
The second step of the investment process involves calculating the expected returns of individual stocks given the investment views.  Expected returns are simultaneously calculated for each and every stock in the investment universe according to the following procedures: (a) scoring each stock on the basis of its attractiveness by each of the five factor groups; (b) applying a set of weights to the five scores based on each stock’s unique characteristics; and (c) making a final adjustment to the expected return of each stock given the risks of each stock (i.e., integrating the risk and reward profiles of the companies by penalizing higher risk stocks and rewarding lower risk stocks).  The set of expected returns constructed above reflects the portfolio managers’ best estimate of the relative attractiveness of each stock in the investment universe.

Step 3: Portfolio construction and implementation
Portfolio construction and implementation is the third step of the investment process.  The expected returns constructed above and the risk model are combined in an optimization software with client investment guidelines to derive the optimal portfolio. The portfolio optimization defines the Sub-Adviser’s buys and sells. In general, the investment guideline or restrictions on the Short-Extension Strategy will be added as constraints in the portfolio optimization process to ensure the adherence to investment guideline. The portfolio optimization also ensures that risk characteristics of the portfolio, including sector, industry and risk index exposure, to be similar to those of benchmark and to be within that of the investment guideline.

Portfolio implementation follows the portfolio construction. A defined trading strategy is selected and closely followed, with trade controls (post-trade analysis) and implementation based on the principles of best execution being paramount to the successful construction of the client portfolio.

Step 4: Performance monitoring and attribution analysis
An extensive performance monitoring and attribution analysis process is the final step of the investment process. The performance of the five factor groups is monitored on a daily basis, as is the portfolio’s exposure to those factor groups.  Expected tracking error, market risk and company-specific risk components, client constraints, benchmark changes, corporate actions, and cash management are among the issues monitored and addressed on a daily basis by the portfolio management team.  In addition, regular investment updates of the sources of risk of the Fund and refinements to the stock selection process are considered integral to the ongoing management of client assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Short sales risk
•	Speculative exposure risk
•	Model risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Industry concentration risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Portfolio turnover
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Credit Suisse Long/Short Fund is Credit Suisse Asset Management, LLC (“Credit Suisse”), located at Eleven Madison Avenue, New York, New York 10010.  Credit Suisse is an indirect subsidiary of Credit Suisse Group AG (“CSG”).  CSG’s registered office is located at Giesshübelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.

The portfolio management group from the Credit Suisse Quantitative Equities Group manages the Fund.  Mr. Jordan Low is responsible for the day-to-day management of the Fund.  Mr. Low has been a portfolio manager for the Fund since February 2008.

Jordan Low, CFA, Director, is Head of the Quantitative Equities Group in Alternative Investments, and global head of research and portfolio management for quantitative equity products. Mr. Low joined CSG in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to his current role, he ran live portfolios in the US, Canada, and Europe for the Credit Suisse proprietary trading accounts. He joined Credit Suisse Asset Management, LLC in February 2008. Previous to CSG, he worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 in their respective proprietary trading divisions. He managed portfolios focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics, and Mathematics, and a Master of Engineering in Computer Science, all from the Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Eagle Core Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Eagle Core Equity Fund is long-term growth through capital appreciation, and secondarily, current income.

Principal Investment Strategies.  Under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund seeks to invest in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $5 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate and long-term. The Fund may also invest in preferred stocks and convertible securities that the portfolio managers believe may permit the Fund to achieve its investment objective. The Fund will invest in established companies that the portfolio managers determine are undervalued relative to their earnings growth prospects. The portfolio managers’ strategy combines a “bottom up” research process with a relative-valuation discipline in purchasing stocks. In general, the Fund’s portfolio managers seek to select securities that, at the time of purchase, typically have at least one of the following characteristics: (1) projected earnings growth rate at or above the S&P 500 Index, (2) above-average earnings quality and stability, or (3) a price-to-earnings ratio comparable to the S&P 500 Index.  Although the Fund is diversified, it normally will hold a focused portfolio of stocks of fewer companies than many other diversified funds. As a temporary defensive measure because of market, economic or other conditions, the Fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. If the portfolio manager invokes this strategy, the Fund’s ability to achieve its investment objective may be affected adversely.

The Sub-Adviser picks stocks from the 500 largest names in the Russell 1000 Index (by market capitalization).  It focuses on securities of companies with solid fundamentals, predictable growth and reasonable valuations relative to their peers.  Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses with no competitive advantage(s) are typically eliminated from consideration.  This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

The team develops an earnings model for each company in the resulting universe with each co-portfolio manager responsible for those stocks in his/her sector of expertise.  The research process concentrates on determining sustainable long-term growth prospects.  Finally, a team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Industry concentration risk
•	Investment value style risk
•	Security concentration risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Eagle Core Equity Fund is Eagle Asset Management, Inc. (“Eagle”), 880 Carillon Parkway, St. Petersburg, Florida 33716.  Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.  Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.

In its capacity as Sub-Adviser, Eagle supervises and manages the investment portfolio of the Fund.  Eagle’s Conservative Large Cap Equity team is responsible for the day-to-day management of the Large Cap Core Fund.  The team is compromised of four Co-Portfolio Managers: (1) Mr. Richard Skeppstrom who is a Managing Director and joined Eagle in April 2001 after serving as Senior Portfolio Manager for Evergreen Investment Management’s large cap core program for six years.  Mr. Skeppstrom has primary responsibility for companies within the consumer staples, communications, financials and leisure sectors; (2) Mr. John Jordan III is a Vice President and portfolio co-manager since joining Eagle in April 2001.  Prior to joining Eagle, Mr. Jordan served as Co-Portfolio Manager of Evergreen Investment Management’s large cap core program for two years. Mr. Jordan covers companies within the capital goods/industrials, basic industry, consumer discretionary and communications/networking equipment sectors; (3) Mr. Craig Dauer is a Vice President and has co-portfolio management responsibilities since joining in April 2001.  Prior to joining Eagle, Mr. Dauer served as Co-Portfolio Manager of Evergreen Investment Management’s large cap core program for two years.  Mr. Dauer is responsible for covering pharmaceuticals, medical devices, consumer staples and retailers; and (4) Mr. Robert Marshall is a Vice President since joining Eagle in September 2002.  From 1995 to 2002, Mr. Marshall served as Director/Senior Vice President of equity research at Wachovia Securities for seven years.  Mr. Marshall covers cyclical growth companies, technology (enterprise hardware, semiconductors, computer services and software) and brokerages.

Each portfolio manager is responsible for actively researching companies within their individual areas of expertise and uses intensive fundamental analysis to develop proprietary earnings and valuation models for each company he follows.  The team applies this relative-valuation approach consistently across the portfolio every day.  Initial recommendations on a course of action are made by the portfolio co-manager responsible for each sector.  Buy-and-sell decisions are made in consultation with the team.  As managing director, Mr. Skeppstrom ultimately authorizes all co-managers’ buy-and-sell decisions.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Eagle SmallCap Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.  The Sub-Adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long-term earnings growth rate or asset value.  The Sub-Adviser generally invests in companies which have accelerating earnings, reasonable valuations, strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity.  The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investments in IPOs
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Growth investing risk
•	Market risk
•	Temporary defensive positions and large cash positions

Other investments. The Fund may also invest in American Depositary Receipts of foreign issuers, U.S. government securities, repurchase agreements and other short-term money market instruments which may diminish returns.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Eagle SmallCap Equity Fund is Eagle Asset Management, Inc. (“Eagle”), 880 Carillon Parkway, St. Petersburg, Florida 33716.  Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.  Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.

Bert L. Boksen, a Senior Vice President, Managing Director and Portfolio Manager of Eagle, and Eric Mintz, CFA, an Assistant Portfolio Manager of Eagle, are responsible for the day-to-day management of the Fund.  Mr. Boksen joined Eagle in April 1995 as a Senior Vice President and has portfolio management responsibilities for its small cap equity accounts. He was appointed a Managing Director in June 1999.  Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department.  While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee.  Mr. Boksen has had responsibility for the day-to-day management of the Fund since the inception of the Fund.  As portfolio manager, Mr. Boksen dedicates the majority of his time to investment research and portfolio management and acts as a generalist, covering a variety of different issues.  The research analysts and portfolio manager are responsible for performing in-depth fundamental research for the portfolio.  Mr. Boksen relies upon a team of research analysts for in-depth company information.  The research analysts are specialists, assigned to specific industries.  Team members meet on a daily basis to discuss investment candidates, as well as securities in the portfolio.  Mr. Boksen retains final authority for all buy-and-sell decisions.

Mr. Mintz has been Assistant Portfolio Manager since 2008 and Senior Research Analyst at Eagle since 2005. Mr. Mintz joined Eagle in 2005 as a Senior Research Analyst and brings 12 years of investment experience as an analyst and research associate. Mr. Mintz assists Mr. Boksen in the responsibilities of managing the Fund. Mr. Mintz does not have individual discretion over the assets of the Fund. Previously, Mr. Mintz served as Vice President of equity research for the Oakmont Corporation from 1999 to 2005.He holds a B.A. in economics from Washington and Lee University and earned his M.B.A. from the University of Southern California.  Mr. Mintz received his Chartered Financial Analyst designation in 2000.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Global Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Global Growth Fund is long-term capital growth.

Principal Investment Strategies.  Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

An equity security or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company’s business, any income paid to shareholders, the value of its assets, and general market conditions.  Common stocks, preferred stocks and convertible securities are examples of equity securities.  Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).  The Fund also invests in depositary receipts.  These are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

In addition to the Fund’s main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.  Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally to pay interest to the holder.  Bonds, notes and debentures are examples of debt securities.  In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

The Fund may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy to enhance its returns.  No more than 5% of the Fund’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment).  With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time.  The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for this Fund, the Sub-Adviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential.  The Sub-Adviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (TALF ABS), the Fund may borrow from the Federal Reserve Bank of New York (NY Fed) under its Term Asset-Backed Securities Loan Facility (TALF). Pursuant to the TALF Program, the Fund may receive one or more three to five year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Emerging markets risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus.  These certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.  These securities and techniques may subject the Fund to additional risks.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Interest rate risk
•	Leveraging risk
•	Market risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Franklin Templeton Global Growth Fund is Templeton Global Advisors Limited (“Global Advisors”), Lyford Cay, Nassau, Bahamas.  Together, Global Advisors and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Cindy L. Sweeting, CFA (President of Global Advisors) has been a manager of the Fund since December 2007.  Ms. Sweeting is director of portfolio management for the Templeton Global Equity Group, and lead portfolio manager of Templeton Growth Fund, Inc. and the European based Templeton Growth Fund.  She also has portfolio management responsibility for institutional separate account relationships with both global and international mandates.  Ms. Sweeting has 25 years of experience in the investment industry.  She joined Franklin Templeton Investments in Templeton’s Nassau office in 1997, and most recently served as director of research for the Templeton Global Equity Group, before assuming her current responsibilities.  Ms. Sweeting graduated summa cum laude from Georgetown University, where she earned her B.S. in business administration with a concentration in finance.  She has served as vice president of the board of directors for the International Society of Financial Analysts (“ISFA”), which has now merged with the CFA Institute.  She was a founding member and past president of the Bahamas Chapter of ISFA.  Ms. Sweeting is a Chartered Financial Analyst (“CFA”) Charterholder.

•
Tucker Scott, CFA (Executive Vice President) has been a manager of the Fund since October 2007.  Mr. Scott joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts.  Mr. Scott has global research responsibilities for paper and forest products, commercial services and supplies, Switzerland and Austria, as well as small cap capital goods.  Mr. Scott earned his B.A. in history from the University of Virginia and a M.B.A. from the Amos Tuck School of Business at Dartmouth College.  Mr. Scott is a Chartered Financial Analyst and member of the CFA Institute.

•
Lisa F. Myers, CFA (Vice President of Global Advisors) has been a manager of the Fund since its inception.  Ms. Myers is the lead equity portfolio manager of Templeton Growth Fund.  Ms. Myers also manages institutional separate accounts with international and global mandates. She is the coordinator of the global consumer team and has direct research responsibility for the global retail and textile and apparel industries. She joined Franklin Templeton Investments in 1996.  Ms. Myers earned her B.A. from the University of Pennsylvania and her J.D. from Georgetown University, where she also taught legal research and writing.  Ms. Myers is a Chartered Financial Analyst (CFA) Charterholder and is a member of the CFA Institute.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Income Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Income Fund is to maximize income while maintaining prospects for capital appreciation.

Principal Investment Strategies.  Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

Debt securities represent an obligation of the issuer to repay a loan of money to it and generally provide for the payment of interest.  These include bonds, notes and debentures.  An equity security, or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions.  Common stocks, preferred stocks and convertible securities are examples of equity securities.  Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.  In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s (“S&P®”) and Moody’s Investors Service (“Moody’s”) are considered investment grade.  Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody’s or BB or lower by S&P or from unrated securities deemed by the Fund’s manager to be of comparable quality.  Such high-yield securities are considered to be below “investment grade” and are sometimes referred to as “junk bonds.”  Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase.

The Fund may invest up to 25% of its assets in foreign securities.  It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The Fund’s manager searches for securities it deems to be undervalued or out-of-favor securities and believes offer opportunities for income today and significant growth tomorrow.  It performs independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by rating agencies.  In its analysis, the manager considers a variety of factors, including the following:

•	Management strength, experience and track record;
•	Responsiveness to changes in interest rates and business conditions;
•	Debt maturity schedules and borrowing requirements;
•	The company’s changing financial condition and market recognition of the change; and
•	A security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects.

When the Sub-Adviser believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments.  Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations repurchase agreements, money market fund shares and other money market instruments.  The Sub-Adviser also may invest these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.  In these circumstances, the Fund may be unable to achieve its investment goal.

While the Fund does not concentrate in any one industry, it may make significant investments in the utilities, healthcare, and financial services sectors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Investment value style risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Credit risk
•	Currency risk
•	Income risk
•	Leveraging risk
•	Loans risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Sector risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Income Fund is Franklin Advisers, Inc. (“Franklin Advisers”), One Franklin Parkway, San Mateo, California 94403-1906.  Together, Franklin Advisers and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•	Edward D. Perks, CFA (Vice President of Franklin Advisers) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1992.
•	Charles B. Johnson (Chairman of the Board of Franklin Advisers) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1957.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton International Small Cap Growth Fund (formerly, JNL/Capital Guardian International Small Cap Fund)
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton International Small Cap Growth Fund is long-term capital appreciation.

Principal Investment Strategies.  Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion.

Smaller international companies are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) EAFE Small Cap Index, whichever is greater, at the time of purchase.  The MSCI EAFE Small Cap Index is designed to measure the equity market small cap segment performance in the global developed markets, excluding the U.S. and Canada.

The Fund considers international companies to be those organized under the laws of a country outside of the United States or having a principal office in a country outside of the United States, or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the United States. The Fund may invest in emerging market countries.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. The Fund invests predominantly in securities listed or traded on recognized international markets in developed countries included in the MSCI EAFE Small Cap Index.

In choosing individual equity investments, the Fund’s manager utilizes a fundamental “bottom-up” approach involving in-depth proprietary analysis of individual equity securities. In narrowing down the universe of eligible investments, the manager employs a quantitative and qualitative approach to identify smaller international companies that may benefit from longer-term dynamic growth. These companies tend to have proprietary products and services, which can sustain a longer-term competitive advantage, and tend to have a higher probability of maintaining a strong balance sheet and/or generating cash flow. After a company is identified, a thorough analysis is conducted to establish the earnings prospects and determine the value of the company.  Overall, the manager seeks to invest in growth companies with attractive valuations.

The manager does not select investments for the Fund that are merely representative of the small cap asset class, but instead aims to produce a portfolio of securities of exceptional companies operating in sectors that offer attractive growth potential. The manager has a team of research analysts fully dedicated to the identification of smaller companies that have, in their opinion, the potential to provide above average performance. While the manager seeks to outperform the MSCI EAFE Small Cap Index, positions may be taken by the Fund that are not represented in that index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign securities risk
•	Market risk
•	Security concentration risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Growth investing risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/Franklin Tempelton International Small Cap Growth Fund is Franklin Templeton Institutional, LLC (“FT Institutional”), 600 Fifth Avenue, New York, New York 10020.  FT Institutional is an indirect subsidiary of Franklin Resources, Inc.  Together, FT Institutional and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed by a team of dedicated professionals focused on investments in international securities, both of small capitalization companies and mid- large-capitalization companies.  The portfolio managers are as follows:

•
Edwin Lugo CFA (Vice President of FT Institutional) has been lead portfolio manager of the Fund since its May 2010. Mr. Lugo has primary responsibility for the investments of the Fund.  Mr. Lugo has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements.  The degree to which Mr. Lugo may perform these functions, and the nature of these functions, may change from time to time.  Mr. Lugo joined FT Institutional in June 2006.  Prior to rejoining the Franklin Templeton organization, Mr. Lugo was an international portfolio manager with Brown Capital Management from 2002 to 2006.

•
David Glazer CFA (Research Analyst of FT Institutional) has been a portfolio manager of the Fund since May 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.  Prior to joining FT Institutional in 2005, Mr. Glazer was an analyst/portfolio manager at Boston Common Asset Management and Glickenhaus and Co., as well as analyst at Harbor Capital/Fortis Investments and Boston Partners Asset Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report dated December 31, 2009.

JNL/Franklin Templeton Mutual Shares Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Mutual Shares Fund is capital appreciation, which may occasionally be short-term, and secondarily, income.

Principal Investment Strategies.  Under normal market conditions, the Fund invests mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  In pursuit of their value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest.  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion in smaller companies.

The Fund intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets.  In addition, from time to time, the Fund may use forward foreign currency exchange contracts to hedge against currency risks when the Sub-Adviser believes it would be advantageous to the Fund to do so.  The Fund may invest in fixed-income securities, including, high-yield bonds and unrated securities.  The Fund may also invest in illiquid securities and securities with a limited trading market.

The Fund invests primarily in securities of companies that the Sub-Adviser believes are trading at a discount to their intrinsic value.  To a lesser extent, the Fund also invests in risk arbitrage securities (securities of companies involved in restructuring or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company) and securities of distressed companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.  While the Fund generally purchases securities for investment purposes, the Sub-Adviser also may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Fund may benefit.  Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank.  By purchasing all or a part of a company’s direct indebtedness, a Fund, in effect, steps into the shoes of the lender. If the loan is secured, a Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders.

When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security.  The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.  The Fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies.  The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.  When engaging in an arbitrage strategy, a Fund typically buys one security while at the same time selling short another security.  Such Fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, a Fund attempts to profit from a perceived relationship between the values of the two securities.  Each Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event as further discussed under “Risk arbitrage securities and distressed companies risk” below.

The Sub-Adviser employs a research driven, fundamental value strategy.  In choosing equity investments, the Sub-Adviser focuses on the market price of a company’s securities relative to the Sub-Adviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings.  Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Sub-Adviser’s own analysis of the security’s intrinsic value rather than coupon rate or rating of the security.

The Sub-Adviser may keep a portion, which may be significant at times, of the Fund’s assets in cash or invested in high-quality short-term, money market instruments, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund’s investment criteria exist or that it may otherwise be necessary to maintain liquidity.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Risk arbitrage securities and distressed companies risk
•	Investment value style risk
•	Emerging markets risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus.  These securities and techniques may subject the Fund to additional risks.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Derivatives risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Short sales risk
•	Small cap investing risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Mutual Shares Fund is Franklin Mutual Advisers, LLC (“Franklin Mutual”), 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078.  Together, Franklin Mutual and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The following individuals are jointly responsible for the day-to-day management of the Fund. The portfolio manager for the Fund has primary responsibility for the investments of the Fund and has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which a portfolio manager may perform these functions, and the nature of these functions, may change from time to time. The assistant portfolio managers provide research and advice on the purchases and sales of individual securities and portfolio risk assessment.  Mr. Langerman and Mr. Segal are co-portfolio managers for the Fund and Ms. Turner is an assistant portfolio manager for the Fund.

•
Peter A. Langerman (President and Chief Executive Officer of Franklin Mutual) has been a manager of the Fund since its inception.  He rejoined Franklin Templeton Investments, an affiliate of Franklin Mutual in 2005.  He originally joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and portfolio manager, before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds.  Mr. Langerman graduated magna cum laude from Yale University, earning his B.A. in Russian studies.  He holds a Master’s degree in Accounting from New York University Graduate School of Business and received his Juris Doctor from Stanford University Law School.

•
Deborah A. Turner, CFA (Portfolio Manager of Franklin Mutual) has been a manager of the Fund since its inception.  Ms. Turner has been an assistant portfolio manager since 2001.  Prior to that she was an Analyst from 1996 to 2001.  She joined Franklin Templeton Investments in 1996.  From 1993 to 1996, Ms. Turner was employed at Heine Securities Corporation as an Analyst.  Ms. Turner has more than 13 years of experience in the investment management industry.  Ms. Turner earned her B.A. in Economics from Vassar College. She is a Chartered Financial Analyst (CFA) Charterholder.

•
F. David Segal, CFA (Portfolio Manager of Franklin Mutual) has been a manager of the Fund since its inception. He is an analyst for Franklin Mutual Advisers specializing in the autos and auto parts, paper and forest products and special situations. He joined Franklin Templeton Investments in 2002.  Previously, Mr. Segal was an analyst in the Structured Finance Group of MetLife from 1999 to 2002.  He has 13 years of experience in the financial services industry.  Mr. Segal earned his B.A. from the University of Michigan, Ann Arbor and an M.B.A. from New York University’s Stern School of Business. He is a Chartered Financial Analyst (CFA) Charterholder. Mr. Segal is a member of the New York Society of Security Analysts.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Small Cap Value Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Small Cap Value Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small capitalization companies.  Small capitalization companies are companies with market capitalizations (the market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.

The Fund invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation.  Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities.  In choosing investments that are undervalued, the Fund's manager focuses on companies that have one or more of the following characteristics:

•	Stock prices that are low relative to current, or historical or future earnings, book value, cash flow, or sales – all relative to the market, a company's industry or a company's earnings growth;
•	Recent sharp price declines (fallen angels) but still have growth potential in the manager's opinion; or
•
Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

A stock price is undervalued, or a “value” when it is less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth.  The manager may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company.  The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products.  Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

The small capitalization companies in which the Fund invests have market capitalizations (share price times the number of shares of common stock outstanding) under $3.5 billion at the time of the Fund's investment (sometimes called “small cap”).  The Fund currently intends to limit its investments in foreign securities to no more than 25% of its total assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Currency risk
•	Cyclical opportunities risk
•	Foreign securities risk
•	Industry concentration risk
•	Market risk
•	Mid-capitalization investing risk
•	Interest rate risk
•	Sector risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Small Cap Value Fund is Franklin Advisory Services, LLC (“Advisory Services”), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024.  Together Advisory Services and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
William J. Lippman (President of Advisory Services) has been President of the Fund since inception and has more than 30 years experience in the securities industry.  He joined Franklin Templeton Investments in 1988.

•	Bruce C. Baughman, CPA (Senior Vice President of Advisory Services), has been a manager of the Fund since inception. He joined Franklin Templeton Investments in 1988.
•	Margaret McGee (Vice President of Advisory Services) has been a manager of the Fund since inception. She joined Franklin Templeton Investments in 1988.
•
Donald G. Taylor, CPA (Senior Vice President of Advisory Services), has been a manager of the Rising Dividends Fund and Small Cap Value Fund since 1996.  He joined Franklin Templeton Investments in 1996.

•
Y. Dogan Sahin, CFA (Portfolio Manager of Advisory Services), has been a portfolio manager of the Franklin Small Cap Value Fund since June 2007.  Mr. Sahin is also a part of a research team for other funds managed by Franklin Advisory Services.  He joined Franklin Templeton Investments in 2001.  Prior to his current position, Mr. Sahin was a research analyst in Franklin’s San Mateo, California office, where he provided industry-specific equity research of specialty retail companies.  Mr. Sahin earned a B.A. in chemistry and biology from Carleton College and an M.A. in molecular and cell biology from U.C. Berkeley.  He is a Chartered Financial Analyst (CFA) Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Core Plus Bond Fund
Class A

Investment Objective.  The primary investment objective of the JNL/Goldman Sachs Core Plus Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

Principal Investment Strategies.  The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.  The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities (securities rated BB- or below by one nationally recognized statistical ratings organization or, if unrated, determined by the Sub-Adviser to be of comparable quality) (commonly referred to as “junk bonds”), emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.  These segments include U.S. government securities and mortgage- and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization.  The Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes.  The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.  For purposes of this 75% constraint, the Fund will not deem a security to be non-investment grade if one NRSRO rates the security as investment grade.

The Sub-Adviser uses duration management as a fundamental part of the management for this Fund. Generally, the Sub-Adviser expects to track the duration of the Barclays Capital U.S. Aggregate Bond Index (plus or minus 1.5 years) although the securities held may have short, intermediate, and long terms to maturity. The Fund’s average duration will not likely exceed 6 years. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity and call features. It’s often used to measure the potential volatility of a bond’s price, and is considered a more accurate measure than maturity of a bond’s sensitivity to changes in market interest rates.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Emerging markets risk
•	High-yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Leveraging risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Portfolio turnover
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Core Plus Bond Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $753.4 billion (including seed capital and excluding assets under supervision).

In connection with GSAM’s service as sub-adviser to the Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Fund.  The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies.  GSAMI is not compensated by the Trust.  GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs.  GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis. The individual members of the team, who are assisted by the U.S. and Global Fixed Income-Investment Management Team (“U.S. Fixed Income Team”), and are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Michael Swell (Managing Director, Co-Head of US Fixed Income, US and Global Fixed Income) joined GSAM in 2007 as a Managing Director and Head of Structured Products.  Mr. Swell is directly responsible for creating structured product asset management vehicles across the spectrum of Fixed Income products and managing opportunistic/alternative portfolios.  Prior to joining GSAM, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division. Prior to joining Friedman, Billings & Ramsey, Mr. Swell was the Vice President in charge of Freddie Mac’s Securities Sales and Trading Group, Freddie Mac’s in-house MBS broker dealer.  Mr. Swell has a BA in Politics and Economics from Brandeis University, a General Course Degree from the London School of Economics and a MA in International Economics and Finance from the Lemberg School at Brandeis University.

•
James B. Clark (Managing Director, Global Head of Portfolio Construction and Risk Management) joined GSAM as a portfolio manager for the U.S. Fixed Income Team in 1994.  Mr. Clark became a managing director in 2001 and a partner in 2006.  Prior to his current role, Mr. Clark was the Co-Head of U.S. Fixed Income as well as the head of the portfolio management gropu specializing in mortgage and asset-backed securities.  Prior to becoming co-head of the US Fixed Income Team, Mr. Clark headed the portfolio management group specializing in mortgage-backed and asset-backed securities.  Mr. Clark earned a BA from Kenyon College in 1988 and an MBA from the University of Chicago in 1992.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Emerging Markets Debt Fund
Class A

Investment Objective.  The investment objective of the JNL/Goldman Sachs Emerging Markets Debt Fund is a high level of total return consisting of income and capital appreciation.

Principal Investment Strategies.  The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.  Sovereign debt in this Prospectus consists of fixed income securities issued by a national government within a given country denominated in the currency of that country, as well as, debt denominated in U.S. dollars (sometimes referred to as “Brady Bonds”), and may also include nominal and real inflation-linked securities. Currency investments, particularly longer-dated forward contracts, provide the Fund with currency and interest rate exposure similar to investments in sovereign and corporate debt.

The Sub-Adviser may consider, but is not bound by, classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, emerging countries include, among others, most African, Asian, Eastern European, Middle Eastern, South and Central American nations. The Sub-Adviser currently intends that the Fund’s investment focus will be in the following emerging countries: Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Dominican Republic, Egypt, Estonia, Ghana, Hong Kong, Hungary, India, Indonesia, Kazakstan, Kenya, Latvia, Lithuania, Malawi, Malaysia, Mauritius, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, Russia, Serbia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Tanzania, Thailand, Turkey, Uganda, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia, as well as other emerging countries to the extent that foreign investors are permitted by applicable law to make such investments.

The Fund may invest in all types of emerging country fixed income securities, including the following:

•
Brady bonds (Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan) and other debt issued by governments, their agencies and instrumentalities, or by their central banks;

•	Interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers;
•	Fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper);
•	Loan participations; and/or
•	Repurchase agreements with respect to the foregoing.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated. Non-investment grade fixed income securities (commonly known as ‘‘junk bonds’’) tend to offer higher yields than higher-rated securities with similar maturities. Non-investment grade securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than more highly rated securities. The Fund may purchase the securities of issuers that are in default.

Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Although a majority of the Fund’s assets will be denominated in non-U.S. Dollars, the Fund may invest in securities denominated in the U.S. Dollar.

Additionally, the Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts, to gain exposure to certain countries or currencies.

Currently, the Sub-Adviser’s emerging markets debt strategy invests significantly in emerging market sovereign issues. As such, country selection is believed to be the most important factor in the portfolio construction process. The Sub-Adviser evaluates macro developments and assesses the net flows within countries. The next most important factor is security selection.

Analysis of emerging market debt involves an understanding of the finances, political events, and macroeconomic condition of a country. The Sub-Adviser’s research analysts analyze the ‘‘balance sheets’’ of the countries they follow. This may include evaluating factors such as balance of payments, tax revenues, and external and domestic debt. They also assess macroeconomic measures, which may include inflation, interest rates, growth prospects and monetary policy. For some emerging market debt countries, politics is the key driver of performance. As a result, the Sub-Adviser’s research analysts may spend a significant portion of their time following the political developments of the countries they cover.

Fundamental analysis is combined with valuation techniques to determine relative values of securities. Although the Sub-Adviser may believe a security is attractive from a fundamental point of view, the Sub-Adviser may not believe the price is attractive relative to other credits. As a result, even if the Sub-Adviser likes a security’s fundamentals, the Sub-Adviser may not invest in it due to its valuation. Likewise, the Sub-Adviser may believe that a certain security’s fundamentals are less positive but may invest in the security because the Sub-Adviser believes the yield offers significant compensation for the additional risk.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds. Therefore, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and sub-Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Emerging market risk
•	Non-diversification risk
•	High-yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Foreign securities risk
•	Interest rate risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Prepayment risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The Fund may invest in the aggregate up to 20% of its net assets in investments other than emerging country fixed income securities, currency investments and related derivatives, including (without limitation) emerging country equity securities and both equity securities and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Emerging Markets Debt Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, including its investment advisory affiliates, had assets under management of $753.4 billion (including seed capital and excluding assets under supervision).

In connection with GSAM’s service as sub-adviser to the Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Fund.  The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies.  GSAMI is not compensated by the Trust for these services.  GSAM, together with GSAMI and its other affiliates, determine the compensation, if any, for intercompany servicing arrangements of this sort.  GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs.  GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Samuel Finkelstein (Managing Director, Lead Portfolio Manager, Global Head of Macro Strategies).  Mr. Finkelstein joined the GSAM in 1997 as an analyst. Prior to joining the emerging market team in 2000, he worked in the fixed income risk and strategy group where he constructed portfolios and monitored risk exposure. Mr. Finkelstein became a managing director in 2005 and the Global Head of Macro Strategies in 2010.  Prior to that, he worked for one year as a foreign currency trader at the Union Bank of Switzerland.  Mr. Finkelstein earned an MBA from New York University’s Stern School of Business, and a BA in Economics and Mathematics from Yale University.

•
Ricardo Penfold (Vice President, Portfolio Manager, US and Global Fixed Income).  Mr. Penfold joined the GSAM in 2000. Prior to that he was Head of Research and Economics in Venezuela for Santander Investments and Banco Santander Central Hispano for four years.  Mr. Penfold received his BA from Boston University, and has a master degree and is a Ph.D. candidate in Economics at the University of Pennsylvania.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Mid Cap Value Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Goldman Sachs Mid Cap Value Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  AS of November 30, 2009, the capitalization range of the Russell Midcap® Value Index was between $251 million and $13.4 billion.  Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may also invest in derivatives.

The Fund may invest in the aggregate up to 20% of its net assets in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment style value risk
•	Foreign securities risk
•	Mid-capitalization investing risk
•	Emerging markets risk
•	Derivatives risk
•	Investments in initial public offerings of securities (“IPO”s)

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Interest rate risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Mid Cap Value Fund is Goldman Sachs Asset Management, L.P. (“GSAM®”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $753.4  billion (including seed capital and excluding assets under supervision).

The Fund is managed on a team basis.  The individual members of the team, who are assisted by the Value Investment Team (“Value Team”), and are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Dolores Bamford, CFA (Managing Director) joined GSAM as a portfolio manager for the Value Team in April 2002.  Dolores is a Portfolio Manager for the US Value Team, where she has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm’s Mid Cap Value and Socially Responsible accounts.  Prior to joining GSAM, Ms. Bamford was a Portfolio Manager and Research Analyst at Putnam Investments for Value products since 1992. Ms. Bamford has 20 years of industry experience focused on value investing.  She received a BA from Wellesley College and an MS from MIT Sloan School of Management.

•
David L. Berdon (Managing Director) joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002.  Mr. Berdon is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Before joining GSAM in 2001, Mr. Berdon was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc., a Principal Consultant at Diamond Technology Partners.  Mr. Berdon has 12 years of industry experience.  He received a BA in Government and Law from Lafayette College and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

•
Andrew Braun (Managing Director, Co-Chief Investment Officer) joined the GSAM as a mutual fund product development analyst in July 1993.  Mr. Braun is Co-CIO and portfolio manager of the US Value Equity team, where he oversees the portfolio management and investment research efforts for the firm's US value equity accounts.  Mr. Braun has 18 years of industry experience and has been a member of the US Value Equity team since 1997.  He currently has research responsibility for banks, specialty finance and broker dealers.  He has also covered insurance, basic materials, environmental services and transportation stocks throughout his tenure at Goldman Sachs.  He received a BA in Economics from Harvard University and an MBA in Finance and Economics from the Stern School of Business at New York University.

•
Scott Carroll, CFA (Managing Director) joined GSAM as a portfolio manager for the Value Team in May 2002.  Mr. Carroll is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm's Mid Cap Value accounts.  Before joining GSAM in 2002, Mr. Carroll spent over five years at Van Kampen Funds, where he had portfolio management and analyst responsibilities for a Growth and Income and Equity Income funds.  Mr. Carroll has 18 years of industry experience.  He received a BS in Accounting from Northern Illinois University and an MBA from the University of Chicago Graduate School of Business.

•
Sean A. Butkus, CFA (Vice President) joined GSAM as a research analyst on the Value Team in July 2004 and became a portfolio manager in 2006.  Mr. Butkus is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Mr. Butkus joined Goldman Sachs Asset Management in 2004.  Previously, he worked on the Business Planning Team of the Investment Management Division at Goldman Sachs, providing analytical support and offering strategic advice to the division's management team.  Mr. Butkus has 12 years of industry experience.  He received a BS in Natural Science and Accounting from Muhlenberg College and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

•
Sean Gallagher (Managing Director, Co-Chief Investment Officer) joined GSAM as a research analyst in May 2000.  Mr. Gallagher is Co-CIO and portfolio manager of the US Value Equity team, where he oversees the portfolio management and investment research efforts for the firm's US value equity accounts.  Mr. Gallagher has 16 years of industry experience and has been a member of the US Value Equity team since 2000.  He currently has research responsibilities for telecommunications, media, cable and health care.  Mr. Gallagher received a BS in Finance from Drexel University and an MBA in Finance and Accounting from the Stern School of Business at New York University.

•
J. Kelly Flynn (Managing Director) joined GSAM as a portfolio manager in April 2002.  Mr. Flynn is a Portfolio Manager for the US Value Team, where he has broad research responsibilities across value the strategies.  Prior to joining GSAM in 2002, Mr. Flynn spent 3 years at Lazard Asset Management as a Portfolio Manager for Small Cap/SMID Cap Value products.  Before Lazard, Mr. Flynn was a small cap value Portfolio Manager at 1838 Investment Advisors.  Mr. Flynn has 18 years of industry experience.  He received a BA from Harvard and an MBA from the Wharton School of Business at the University of Pennsylvania.

•
John Arege, CFA (Vice President) joined GSAM as a portfolio manager on the Core Equity team in 2006 and later joined the US Value Team as a portfolio manager in 2007.  Mr. Arege is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Mr. Arege joined the Value team in 2007 as a Portfolio Manager responsible for the Insurance and Asset Management sectors for the Mid Cap and Large Cap portfolios. He joined GSAM in 2006, as a Portfolio Manager on the Core Equity team, from Merrill Lynch Investment Managers where he was a senior analyst on the Value team and was responsible for the energy and financials services sectors. Prior to that, Mr. Arege worked for Standard and Poor’s in New York. He received his B.A. from Catholic University and a Masters in Finance from Boston University. John also holds a law degree and is a CFA Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Ivy Asset Strategy Fund
Class A

Investment Objective.  The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

Principal Investment Strategies.  The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

•
“Stocks” include equity securities of all types, although the Sub-Adviser, typically emphasizes a blend of value and growth potential in selecting stocks.  Value stocks are those that the Sub-Adviser believes are currently selling below their true worth, while growth stocks are those whose earnings the Sub-Adviser believes are likely to grow faster than the economy.  The Fund may invest in the securities of any size company, including those within the small to mid-capitalization range.

•
“Bonds” include all varieties of fixed-income instruments, such as corporate debt securities, mortgage backed securities, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year.  This investment type may include a significant amount, up to 35% of the Fund’s total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor’s, a wholly-owned subsidiary of The McGraw Hill Companies, Inc. (“S&P”) or Ba and below by Moody’s Investors Service, Inc. (“Moody’s”) or unrated bonds deemed by the Sub-Adviser to be of comparable quality.

•	“Commodities” include all varieties of resources and commodities, however, the Fund will primarily invest in commodities through the purchase and sale of precious metals.

•	“Short-term instruments” include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.

Within each of these investment types, the Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

The Sub-Adviser may allocate the Fund’s investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively.  The Sub-Adviser may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks, commodities, and bonds in any fixed proportion, nor is it limited by investment style or by the issuer’s location, size, market capitalization, or industry sector.  The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Fund may invest in any market that the Sub-Adviser believes can offer a high probability of return or, alternatively, that can provide a high degree of safety in uncertain times.  Dependent on the outlook for the U.S. and global economies, the Sub-Adviser makes top-down allocations among stocks, bonds, cash, precious metals and currency markets around the globe.  After determining allocations, the Sub-Adviser seeks attractive opportunities within each market.

The Sub-Adviser may, when consistent with the Fund’s investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives).  The Sub-Adviser may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Prior Performance of a Related Fund.  The JNL/Ivy Asset Strategy Fund (“Fund”) has substantially similar investment objectives, policies and investment strategies as Ivy Asset Strategy Fund (“Related Fund”).  The Related Fund is managed by Ivy Investment Management Company, the same Sub-Adviser which manages the Fund.

The historical performance of the Related Fund is shown below and shows how this performance compares with those of a broad measure of market performance.  This performance data should not be considered as an indication of future performance of the Fund. The Related Fund performance figures shown below:

•	reflect the deduction of the historical fees and expenses paid by the Related Fund and not those paid by the Fund.

•
do not reflect Contract fees or charges  imposed by Jackson  National Life Insurance Company/Jackson National Life Insurance Company of New York.  Investors should refer to the separate account prospectus for information describing the Contract fees and charges.  These fees and charges will lower the Fund’s performance.

The Fund and the Related Fund are expected to hold similar securities.  However, their investment results are expected to differ for the following reasons:

•	differences in asset size and cash flow resulting from purchases and redemptions of the Fund shares may result in different security selections

•	differences in the relative weightings of securities

•	differences in the price paid for particular portfolio holdings

•	differences relating to certain tax matters.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical performance of the Related Fund.  It compares the Fund’s average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund’s A Share returns include the maximum sales charge for Class A shares (5.75%) and treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

Related Fund Performance For Periods Ended December 31, 2009

Average Annual Returns As Of December 31, 2009
	Related Fund (Class C)	Related Fund (Class A)	S&P 500 Index
1 year	22.84%	23.81%	26.46%
3 years	8.23%	9.04%	-5.63%
5 years	12.84%	13.68%	0.42%
10 years	9.46%	9.15%	-0.95%

* The returns shown for Class C shares are based on the performance of the Related Fund’s prior Class B shares.  On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.  The prior Class B’s performance has been adjusted to reflect the current CDSC.  Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

** Since inception: July 10, 2000

Note that the performance shown would be lower upon taking into account charges assessed in connection with a variable annuity or variable life contract.

The Adviser or its affiliates have independently verified none of the performance or expense information for the Related Fund performance.

Related Fund performance is presented net of all fees and reflects reinvestment of dividends and capital gains.  The fees deducted are higher than the expenses incurred by the Fund. If expenses of the Fund had been deducted instead, the performance results of the Related Fund would have been higher. Actual performance will vary depending on the size of the portfolio and applicable fee schedule.  Past performance does not guarantee future results.

The S&P 500 is an unmanaged index of common stock prices and includes reinvestment of dividends and capital gains.  They have been taken from public sources and have not been audited.

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base.  The Fund may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Company risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Small cap investing risk
•	Tax risk
•	U.S. Government securities risk
•	Investment value style risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Ivy Asset Strategy Fund is Ivy Investment Management Company (“IICO”).  IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O.Box 29217, Shawnee Mission, Kansas 66201-9217.  IICO is a registered investment adviser with approximately $35.2 billion in assets as of December 31, 2009.

Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Fund.  Mr. Avery has been a portfolio manager for the Fund since its inception.  In June 2005, he was named Chief Investment Officer and Executive Vice President of IICO and Waddell & Reed Investment Management Company (“WRIMCO”), an affiliate of IICO.  Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994.  From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor.  He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has been a portfolio manager for the Fund since its inception.  His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors.  Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst.  In January 2003, he was appointed an investment analyst, and in June 2005, was named assistant portfolio manager funds managed by WRIMCO or IICO.  Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager.  Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas.  He is currently pursuing the Chartered Financial Analyst designation.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan International Value Fund
Class A

Investment Objective.  The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.  The Fund’s industry weightings generally approximate those of the MSCI EAFE Value Index, although it does not seek to mirror the index in its choice of individual securities.  In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear overvalued.  The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.” The Sub-Adviser considers “emerging markets” to be any market not included in the MSCI EAFE Value Index.  An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country and (ii) is organized under the laws of an emerging market.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/JPMorgan International Value Fund seeks to achieve its investment objective primarily through its stock selection process.  Using a variety of quantitative valuation techniques and based on in-house research, the Sub-Adviser ranks issuers within each industry group according to their relative value.  The Sub-Adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock's price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Investment value style risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

When-issued securities. The Fund may invest in when-issued and delayed delivery securities.  Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement.  The purchase of these securities will result in a loss if their value declines prior to the settlement date.  This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/JPMorgan International Value Fund is J.P. Morgan Investment Management Inc. (“J.P. Morgan”), with principal offices at 245 Park Avenue, New York, New York 10167. J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2009, J.P. Morgan and its affiliates had approximately $1.2 trillion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund.  The portfolio management team is led by Jeroen Huysinga, Managing Director of J.P. Morgan, and Gerd Woort-Menker, Managing Director of J.P. Morgan.  Mr. Huysinga has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1997.  Mr. Huysinga previously spent two years at Lombard Odier (UK) Ltd., where he was a Japanese equity portfolio manager. Prior to this, Mr. Huysinga held positions with the British Steel pension fund as a UK analyst and latterly a Japanese equity portfolio manager, after beginning his career at Lloyds Bank.  Mr. Huysinga obtained a B.A. in economics and international studies from the University of Warwick.  Mr. Huysinga is an Associate of the Institute of Investment Management and Research.  Mr. Woort-Menker, who is a portfolio manager on the Global Equity team and the lead manager of the team’s Value strategies, has been employed by J.P. Morgan since 1987.  Gerd Woort-Menker, managing director, is a senior portfolio manager on the Global Investment Team. Mr. Woort-Menker currently manages international and global equity portfolios; he has also managed the International Value strategy since its inception. Mr. Woort-Menker began his career at VARTA in Hanover, where he was a financial comptroller. Mr. Woort-Menker obtained a business accounting degree from Muenster University and earned an M.A. in economics from Freiburg University. He is a CFA charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan MidCap Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/JPMorgan MidCap Growth Fund is to seek capital growth over the long-term.

Principal Investment Strategies.  The Fund invests primarily in common stocks of mid-cap companies which its Sub-Adviser, J.P. Morgan Investment Management Inc. (“JPMorgan”), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase.  Market capitalization is the total market value of a company’s shares.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its assets in affiliated money market funds, high-quality money market instruments or repurchase agreements.

In managing the Fund, the Sub-Adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the Sub-Adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The Sub-Adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the Sub-Adviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The Sub-Adviser may sell a security for several reasons. The Sub-Adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the Sub-Adviser may also sell a security that the Sub-Adviser no longer considers reasonably valued.

Investments in all types of foreign securities will not exceed 20% of the total assets of the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Mid-capitalization investing risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Emerging markets risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/JPMorgan MidCap Growth Fund is JPMorgan, with principal offices at 245 Park Avenue, New York, New York 10167. JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2009, JPMorgan and its affiliates had approximately $1.2 trillion in assets under management.

Christopher M.V. Jones, managing director, is the CIO of the Growth and Small Cap U.S. Equity Team.  An employee since 1982, Chris has had fund management and analytical responsibilities on the small cap team since 1986.  He has served as the team’s chief investment officer since 1993 and has headed JPMorgan’s Growth investments since 2006.  He holds an M.A. in history from Cambridge University and is a member of both the New York Society of Security Analysts and The CFA Institute.  He is a CFA charterholder.

Tim Parton, managing director, is a portfolio manager in the U.S. Equity Group.  Tim has been managing the Mid Cap Growth strategy since 2001 and the Multi Cap Growth strategy since 2005.  Tim's analytical focus is on technology, financial services, energy and industrials.  An employee since 1986, Tim has managed a variety of small and mid cap portfolios.  Tim obtained a BSc in economics and accounting from the University of Bristol.  He is a member of the New York Society of Security Analysts and the Association for Investment Management and Research.  He is also a CFA charterholder and NASD Series 66 licensed.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A

Investment Objective.  The investment objective of the JNL/JPMorgan U.S. Government & Quality Bond Fund is to obtain a high level of current income.

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in:

(i)	U.S. treasury obligations;
(ii)	obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government;
(iii)
mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.  Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

(iv)
mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

(v)
collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government;

(vi)	repurchase agreements collateralized by any of the foregoing; and
(vii)	other investments (such as derivatives contracts) related to those listed above.

Any guarantee of the securities in which the Fund invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages.  A security issued or guaranteed by a U.S. government agency may significantly fluctuate in value, and the Fund may not receive the originally anticipated yield on the security.  Shares of the Fund are not insured or guaranteed by the U.S. government, its agencies or instrumentalities.  The Fund may also invest in high-quality corporate debt securities.

The Sub-Adviser seeks to add value by actively managing the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection.  In selecting mortgage-backed securities for the Fund, the Sub-Adviser determines a security’s average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors.  These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Interest rate risk
•	U.S. Government securities risk
•	Mortgage-backed and mortgage-related securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Prepayment risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/JPMorgan U.S. Government & Quality Bond Fund is J.P. Morgan Investment Management Inc. (“J.P. Morgan”), with principal offices at 245 Park Avenue, New York, NY 10167.  J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide.  As of December 31, 2009, J.P. Morgan and its affiliates had approximately $1.2 trillion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund.  The portfolio management team is led by Michael Sais, Managing Director of J.P. Morgan. Mr. Sais is a Fixed Income Fund Manager for the Insurance Asset Management Team responsible for managing investments consistent with the unique requirements of insurance industry clients. Additionally, he is a member of the Columbus Taxable Bond Team where he has served as lead manager for the JPMorgan Ultra Short-Term Bond Fund since 1995 and Government Bond Products since 1996.  Mr. Sais joined the firm in 1994 as a senior fixed income research analyst responsible for the valuation and analysis of the mortgage-backed securities market.  Prior to this, he served as senior investment portfolio manager of Valley National Bank of Phoenix, where he was responsible for the management of the bank’s $2.2 billion investment portfolio.  Mr. Sais began his career with Citibank in San Juan, Puerto Rico, as an asset/liability manager and eurodollar trader.  He obtained a B.S. and an M.B.A, both in finance, from Indiana University.  Mr. Sais is also a CFA charterholder and member of The CFA Institute as well as the CFA Society of Columbus.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Lazard Emerging Markets Fund
Class A

Investment Objective.  The investment objective of the JNL/Lazard Emerging Markets Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index.  The Index includes, but is not limited to, the following countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The allocation of the Fund’s assets among emerging market countries may shift from time to time based on the Sub-Adviser’s judgment and its analysis of market conditions.  However, the Fund is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  While the portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns.  However, there is a risk that these transactions may reduce returns or increase volatility.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Investment value style risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Lazard Emerging Markets Fund is Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112.  Lazard is a subsidiary of Lazard Frères & Co. LLC (“Lazard Frères”), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services.  Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

John R. Reinsberg is a Deputy Chairman with responsibility for international and global strategies. He is also a Portfolio Manager on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1981. Prior to joining Lazard in 1992, John was Executive Vice President with General Electric Investment Corporation and Trustee of the General Electric Pension Trust. He was also previously with Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. John has an MBA from Columbia University and a BA from the University of Pennsylvania. He is a member of the University of Pennsylvania School of Arts and Sciences Board of Overseers, the University of Pennsylvania Huntsman Program Advisory Board, the Board of Directors of the Alliance for Cancer Gene Therapy, the Board of Directors of The Jewish Museum, as well as the Board of Directors of the U.S. Institute (Institutional Investor).

James Donald is a Portfolio Manager/Analyst on the Emerging Markets Equity team and Head of the Emerging Markets Group. He began working in the investment field in 1985. Prior to joining Lazard in 1996, James was a Portfolio Manager with Mercury Asset Management. He has a BA (Hons) in history from the University of Western Ontario.

Rohit Chopra is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis.  He began working in the investment field in 1996. Prior to joining the Firm in 1999, Rohit was with Financial Resources Group, Deutsche Bank and Morgan Stanley, Dean Witter, Discover Company. He has a BS in Finance and Information Systems from New York University and also studied at the London School of Economics and Political Science.

Erik McKee is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on the materials and industrials sectors.  He began working in the investment field in 1996.  Prior to joining Lazard in 1999, he was with Bank of America and Unibanco in Sao Paulo, Brazil.  Erik has a BA in International Finance from Brown University. He also studied history at the Sorbonne in Paris.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Lazard Mid Cap Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Lazard Mid Cap Equity Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.  The Fund invests in 50-70 securities, with a market capitalization of between $24 million and $14.65 billion, or in the Russell MidCap® Index at the time of purchase.  The Russell MidCap® Index is composed of selected common stocks of medium-size U.S. companies.  The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. To the extent its assets are not invested in such securities, the Fund may invest in the equity securities of larger capitalization companies or investment-grade fixed-income securities.  In searching for undervalued medium capitalization stocks, the Sub-Adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The Sub-Adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell MidCap® Index.  The Sub-Adviser may sell a security for any of the following reasons:

•	Its price rises to a level where it no longer reflects value (target valuation);
•	The underlying investment assumptions are no longer valid;
•	Portfolio management changes its direction; and/or
•	External events occur (e.g., changes in regulation, taxes and competitive position).

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investments in IPOs
•	Mid-capitalization investing risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Derivatives risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Lazard Mid Cap Equity Fund is Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Frères & Co. LLC (“Lazard Frères”), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services.  Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis by Christopher Blake, Andrew Lacey and Robert A. Failla.  Mr. Lacey has been with Lazard since 1996.  He is a portfolio manager and Deputy Chairman of Lazard.  Mr. Blake has been with Lazard since 1995.  Mr. Blake is a Managing Director of Lazard.  Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively. Mr. Failla is Director and portfolio manager and has been with Lazard since 2003.  Prior to joining the Firm, Robert was associated with AllianceBernstein.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/M&G Global Basics Fund
Class A

Investment Objective.  The investment objective of the JNL/M&G Global Basics Fund is to maximize long-term capital growth.

Principal Investment Strategies.  The Fund seeks to invest in companies operating in basic industries (“primary” and “secondary” industries) as further described below and also in companies that service these industries.  The Fund may also invest in other global equities.

The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).  The Sub-Adviser seeks to identify companies that exhibit the following qualities: strong competitive edge and sustainable market share (e.g. leadership in a niche market, natural barriers to entry, technological advantage); a proven business model; financial strength (e.g. strong balance sheet, good revenue growth); and attractive valuations.  Detailed, qualitative research is used, and importance is placed upon face-to-face company meetings and visits. The visits are used to identify industry themes and trends as well as to assess the quality of the company and its management.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign securities risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/M&G Global Basics Fund is M&G Investment Management Limited (“MAGIM”) located at Laurence Pountney Hill, London EC4R 0HH.  MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Graham French, Global Fund Equity Manager, joined MAGIM in 1989 as a graduate from Durham University where he studied geography. He manages two global equity funds, including M&G’s proprietary fund, the M&G Global Basics Fund, and also an M&G fund of funds. Mr. French was instrumental in the design and development of the investment strategy of M&G’s proprietary Global Basics Fund and has managed the fund since its launch in November 2000.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/M&G Global Leaders Fund
Class A

Investment Objective.  The investment objective of the JNL/M&G Global Leaders Fund is to maximize long-term total return (the combination of income and growth of capital).

Principal Investment Strategies.  The Fund seeks to invest in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.  The Fund has a clearly defined active investment approach, focused exclusively on individual stock selection decisions and driven by fundamental company analysis.  The investment strategy of the Fund is to identify those companies and stocks that represent the best investments from the global universe of companies in all sectors, countries and size ranges.  Companies are identified by the Sub-Adviser using a comprehensive research process and the full range of the Sub-Adviser’s equity expertise. The Sub-Adviser selects the companies to include in the portfolio, supported by a risk management process designed to ensure the appropriate risks are being taken by the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign securities risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/M&G Global Leaders Fund is M&G Investment Management Limited (“MAGIM”) located at Laurence Pountney Hill, London EC4R 0HH.  MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Aled Smith joined MAGIM in December 2000 as a global equity fund manager. Before joining MAGIM, Mr. Smith worked at JP Morgan Asset Management for eight years, four of these as a specialist senior analyst for the media sector. Prior to joining JP Morgan, he was an actuarial consultant for Coopers & Lybrand from 1989 to 1992. Mr. Smith graduated from Lincoln College, Oxford University, in 1989 with a BA in mathematics. He is a CFA charterholder.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/Mellon Capital Management European 30 Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management European 30 Fund is to provide capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date is on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

As of February 28, 2010, the MSCI Europe Index consists of stocks from the following 16 developed markets: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.  The population of stocks is divided into the following country groupings:

1.	United Kingdom;
2.	Austria, Germany, Netherlands, Switzerland;
3.	Denmark, Finland, Norway, Sweden; and
4.	Belgium, France, Greece, Ireland, Italy, Portugal, Spain

The stocks are selected by applying the following analysis to each group on each Stock Selection Date:

•
The first screen evaluates the volatility of stocks in the population.  The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days.  The coefficient of variation is the standard deviation of a stock’s price.  Stocks with a lower coefficient of variation are considered less volatile.  The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

•
The second screen evaluates the degree of efficiency of the company’s asset management.  The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity (“FROE”) calculated as the analysts’ (independent analysts’ covering the stock) consensus estimate of each company’s earnings for the next year divided by the company’s equity.  The 60 stocks with the highest FROE are selected from each country grouping.

•
The last screen ranks companies based on a valuation model.   The Sub-Adviser allocates approximately equal amounts of the Fund’s investments to the 30 common stocks with the best valuation based on the Edward Bell Ohlson (“EBO”) valuation to price ratio.  The number of stocks selected from each country grouping is based on the aggregate market capitalization of each country grouping relative to the total market capitalization on the Stock Selection Date. The final selections from each grouping are made from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Europe Index, will be removed from the universe of securities from which the Fund’s stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.  The 5% limit is applied at the time of purchase.

Certain provisions of the 1940 Act, limit the ability of the European 30 Fund to invest more than 25% of the European 30 Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the European 30 Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Limited management, trading cost and rebalance risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Currency risk
•	European investing risk
•	Industry concentration risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management European 30 Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Pacific Rim 30 Fund is to provide capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date is on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

As of February 28, 2010, the MSCI Pacific Index consisted of the following 5 developed market countries: Australia, Hong Kong, Japan, New Zealand, and Singapore. The population of stocks is divided into the following country groupings:

1.	Japan; and
2.	Australia, Hong Kong, New Zealand, and Singapore

The stocks are selected by applying the following analysis to each group on each Stock Selection Date:

•
The first screen evaluates the volatility of stocks in the population.  The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days.  The coefficient of variation is the standard deviation of a stock’s price.  Stocks with a lower coefficient of variation are considered less volatile.  The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

•
The second screen evaluates the degree of efficiency of the company’s asset management.  The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity (“FROE”) calculated as the analysts’ (independent analysts covering the stocks) consensus estimate of each company’s earnings for the next year divided by the company’s equity.  The 60 stocks with the highest FROE are selected from each country grouping.

•
The last screen ranks companies based on a valuation model.   The Sub-Adviser allocates approximately equal amounts of the Fund’s investments to the 30 common stocks with the best valuation based on the Edward Bell Ohlson (“EBO”) valuation to price ratio.  Fifteen stocks are selected from each country grouping on the Stock Selection Date from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Pacific Index, will be removed from the universe of securities from which the Fund’s stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Pacific Rim 30 Fund to invest more than 5% of the Pacific Rim 30 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Pacific Rim 30 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.  The 5% limit is applied at the time of purchase.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Limited management, trading cost and rebalance risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Currency risk
•	Industry concentration risk
•	Liquidity risk
•	Market risk
•	Pacific Rim investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Pacific Rim 30 Fund is Mellon Capital, located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management S&P 500 Index Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500® Index.  The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in large-capitalization company securities.  The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. This approach is called “replication.”  When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the S&P 500 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 Index in proportion to the weighting in the S&P 500 Index.  To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P 500 Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between Fund and S&P 500 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 500 Index.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The S&P 500 Index. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor’s to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 Index is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks.  Each stock in the S&P 500 Index is weighted by its float adjusted market capitalization. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management S&P 500 Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P MidCap 400 Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Principal Investment Strategies.  The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P MidCap 400 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index.  The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P MidCap 400 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.  This approach is called “replication.”  When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the S&P MidCap 400 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P MidCap 400 Index in proportion to the weighting in the S&P MidCap 400 Index.  To the extent that the Fund seeks to replicate the S&P MidCap 400 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P MidCap 400 Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between the Fund and S&P MidCap 400 Index performance may be affected by changes in securities markets and changes in the composition of the S&P MidCap 400 Index.

The Fund may invest in derivatives to manage contract owner cash flows and equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Mid-capitalization investing risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The S&P MidCap 400 Index. The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor’s to capture the price performance of a large cross section of the U.S. publicly traded stock market.  Stocks included in the S&P MidCap 400 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy.  Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P MidCap 400 Index is weighted by its float adjusted market capitalization (or the stock’s price multiplied by the number of shares outstanding adjusted for float, as the S&P MidCap 400 Index is considered a capitalization-weighted index.)  The inclusion of a stock in the S&P MidCap 400 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Small Cap Index Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000® Index1.  The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Russell 2000 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities.  To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Small cap investing risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Russell 2000 Index. The Russell 2000 Index is composed of approximately 2000 common stocks that are selected by the Russell Investments to capture the price performance of a large cross section of the U.S. publicly traded stock market.  Stocks that are included in the Russell 2000 Index are chosen with the aim of achieving a broad representative portfolio from the various sectors of the U.S. economy.  These stocks do not necessarily represent the entire U.S. economy, as they exclude approximately 1000 large company stocks.  Stocks held in the Russell 1000 Index are excluded from the Russell 2000 Index.  The Russell 2000 Index is recognized for its emphasis towards small- and mid-size stocks, essentially the remainder of the U.S. market.  Each stock in the Russell 2000 Index is weighted by its float adjusted market capitalization (the total market value relative to the total market values of all the securities in the Russell 2000 Index).

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Small Cap Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

1 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

JNL/Mellon Capital Management International Index Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East (“EAFE”) Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Principal Investment Strategies.  The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE® Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.  To the extent that the Fund seeks to replicate the MSCI EAFE Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the MSCI EAFE Index may be anticipated in both rising and falling markets.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals and other receivables, and to facilitate meeting the Fund’s objectives.  For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Index investing risk
•	License termination risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The MSCI EAFE Index. The MSCI EAFE Index is comprised of common stocks including, but not limited to, the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Greece, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.  The companies within each country are selected by MSCI to capture the price performance of a large cross section of the international publicly traded stock markets.  Stocks included in the MSCI EAFE Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy.  Aggregate market value and trading activity are also considered in the selection process.  The inclusion of a stock in the MSCI EAFE Index in no way implies that MSCI, Inc. believes the stock to be an attractive investment, nor is MSCI, Inc. in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Leveraging risk
•	Liquidity risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management International Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Bond Index Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.  The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Principal Investment Strategies.  The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Barclays Capital U.S. Aggregate Index through statistical procedures.  Bonds are selected based on their characteristics to create a portfolio that profiles the Index.  The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed-income securities that seek to match the performance and characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices.  This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market.  Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts.  Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund’s Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund’s composition is continuously evaluated relative to the Index, and if necessary, the portfolio is rebalanced, typically using cash flows from accruals and contract owner contributions and withdrawals.

The Fund can invest in a number of different kinds of “derivative” instruments to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Index investing risk
•	Interest rate risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk
•	Leveraging risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Bond Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

David C. Kwan has been a Managing Director of Mellon Capital Management Corporation since 2000.  He has also been the Head of Fixed Income Management Group since 1994 and the Head of the Trading Group since 1996.  Mr. Kwan has direct oversight responsibility for all U.S. and international fixed income portfolios, and the management of the Global Opportunity Strategy.  Mr. Kwan has had various positions and responsibilities at Mellon Capital since he joined in 1990, one of which was management of the firm's Enhanced Asset Allocation Fund.  He received his M.B.A. degree from University of California at Berkeley in 1990.  Mr. Kwan has 20 years of investment experience.

Lowell Bennett has been a Managing Director of Mellon Capital Management Corporation since 2000.  Mr. Bennett joined Mellon Capital in 1997 as a Vice President and fixed income strategist.  He is responsible for the development and implementation of fixed income strategies of the company.  Prior to joining Mellon Capital, he was a fixed income strategist at Merrill Lynch.  He received his M.B.A. degree from Stanford University in 1987. Mr. Bennett has 23 years of finance and investment experience.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Global Alpha Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

Principal Investment Strategies.  To achieve this objective, the Fund uses a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle; typically a period of several years.  The Fund is not managed to a benchmark index.  Rather than managing to track a benchmark index, the Fund seeks to provide returns that are largely independent of market moves.

The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund’s investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.  The Fund ordinarily invests in at least three countries.  The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund’s portfolio managers to implement investment decisions quickly and cost-effectively.  The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

The Fund’s Sub-Adviser seeks to deliver value added excess returns (“alpha”) by applying a systematic, quantitative investment approach designed to identify and exploit relative misvaluations across and within global capital markets.  Active investment decisions to take long or short positions in individual country, equity, bond, and currency markets are driven by this quantitative investment process and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world.  To construct a portfolio of long and short positions, the portfolio managers calculate the expected returns for the asset classes in such countries and then evaluate the relative value of stock and bond markets across equity markets, across bond markets, and among currencies.  The portfolio managers have considerable latitude in allocating the Fund’s assets and in selecting derivative instruments and securities to implement the Fund’s investment approach, and there is no limitation as to the amount of Fund assets required to be invested in any one asset class.  The Fund’s portfolio will not have the same characteristics as its performance baseline benchmark – the Citibank 30-Day Treasury Bill Index – because the Fund seeks excess return above the benchmark.  The portfolio managers also assess and manage the overall risk profile of the Fund’s portfolio.

For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive expected returns for stocks, bonds, and currencies in each country. The models then incorporate the risk and correlation of those assets with robust risk controls in order to come up with a portfolio that is expected to produce positive returns that have a low correlation with major markets.  The portfolio managers tend to favor markets in developed countries that have attractive valuations on a risk adjusted basis.

For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among long-term government bond markets.  The most relevant long-term bond yield within each country serves as the expected return for each bond market.  The portfolio managers tend to favor developed countries whose bonds have been identified as offering greater return for bearing inflation and interest rate risks.

The portfolio managers determine the relative value of equities versus bonds within a specific country market by comparing the expected returns for the country’s equities and bonds.  When assessing the relative valuation of equity versus bond markets, the portfolio managers are measuring the “risk premium” within a country, that is, whether there is, and, if so, how much of, an increased return for having investment exposure to asset classes that are perceived to be riskier.  The portfolio managers then determine the allocation of the Fund’s assets between the country’s equity and bond markets.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy.  The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.  Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis).  These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund may “sell short” securities and other instruments that it does not own, with the intention of purchasing them back later at a lower price, enabling the fund to profit if prices fall.  The portfolio managers, however, intend to employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short.  Short-selling is considered “leverage” and involves unlimited risk.  The Fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Currency risk
•	Foreign securities risk
•	Derivatives risk
•	Interest rate risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Industry concentration risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Short sales risk
•	Tax risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Global Alpha Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Helen Potter, CFA is a Managing Director, Asset Allocation for Mellon Capital where she has managed investment portfolios since 1996.  Prior to joining Mellon Capital, Ms. Potter held research and portfolio management positions at Quantilogic Asset Management gaining extensive experience in the global asset allocation field.  Ms. Potter manages all global and domestic asset allocation products and staff.  She is responsible for articulating asset allocation strategies to clients and prospects, as well as participating in the refinement of current strategies and the development of new strategies.

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 11 years of investment experience and has been with Mellon Capital for 10 years.  In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Dagioglu co-manages a team of portfolio managers implementing the firm’s global asset allocation strategies.  He is responsible for the design and implementation of global portfolio management analytical systems.  Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 17 years of investment experience and has been with Mellon Capital for 11 years.  In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies.  Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Oppenheimer Global Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

Principal Investment Strategies.  The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries.  As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States).  Typically, the Fund invests in a number of different countries.

The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-cap growth oriented companies worldwide.
•	Companies that stand to benefit from global growth trends at attractive valuations.
•	Businesses with strong competitive positions and high demand for their products or services.
•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns or to try to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Cyclical opportunities risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Security selection criteria. In selecting securities for the Fund, the Fund’s portfolio manager looks primarily for foreign and U.S. companies with high growth potential.  The portfolio manager uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.  The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing.  The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-capitalization growth-oriented companies worldwide;
•	Companies that stand to benefit from global growth trends;
•	Businesses with strong competitive positions and high demand for their products or services; and/or
•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors.  The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Emerging market risk
•	Growth investing risk
•	Industry concentration risk
•	Leveraging risk
•	Mid-capitalization investing risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Oppenheimer Global Growth Fund is OppenheimerFunds, Inc. (“Oppenheimer”), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

The portfolio manager of the Fund is Rajeev Bhaman, Senior Vice President of Oppenheimer.  He is the person principally responsible for the day-to-day management of the Fund's portfolio.  Mr. Bhaman has been a manager of the Fund since August 2004 and a Portfolio Manager at Oppenheimer since January 1997.  Prior to joining Oppenheimer in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.  Mr. Bhaman holds a B.A. and an M.B.A. from Cornell University as well as an M.B.A. in International Business from Katholieke Universiteit te Leuven in Belgium.  He has earned the right to use the Chartered Financial Analyst designation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PAM Asia ex-Japan Fund
Class A

Investment Objective.  The investment objective of the JNL/PAM Asia ex-Japan Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective of long-term capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintains their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer’s most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region. The Asia ex-Japan region includes, but is not limited to, the following countries: Korea; Taiwan; Hong Kong; Philippines; Thailand; Malaysia; Singapore; Indonesia; People’s Republic of China; India; Pakistan and Vietnam.  The Fund may also invest in depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns, or for efficient portfolio management or for hedging purposes.  It does not currently invest in derivatives to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Asia ex-Japan concentration risk
•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Cyclical opportunties risk
•	Derivatives risk
•	Investments in IPOs
•	Investment value style risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser for the JNL/PAM Asia ex-Japan Fund is Prudential Asset Management (Singapore) Limited (“PAM Singapore”), located at 30 Cecil Street, #20 – 01 Prudential Tower, Singapore 049712.  PAM Singapore is an affiliate of the investment adviser to the Trust and is an indirect wholly owned subsidiary of Prudential plc (the “Group”), a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Kannan Venkataramani is a Investment Director at PAM Singapore and manages a wide range of regional products for retail and institutional clients.  Kannan joined PAM Singapore in February 2007.  Kannan joined the Hong Kong affiliate of PAM Singapore in 2002, where he covered India, Indonesia, the Philippines and Taiwan and also managed several country-focused and regional portfolios.  Prior to joining the Hong Kong affiliate of PAM Singapore, Kannan was a Portfolio Manager at the Group’s asset management joint venture in India, focusing on the Indian equities market.  Kannan has over 14 years of investment experience.  Kannan has a MBA (post graduate Diploma in Management) from the prestigious Indian Institute of Management, Ahmedabad, India and a degree in Electronic and Communication Engineering from Anna University India.  He is also a Chartered Financial Analyst (CFA) Charterholder.  Kannan has been the portfolio manager since the Fund’s inception.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Trust’s Semi-Annual Report for the fiscal year ended June 30, 2009.

JNL/PAM China-India Fund
Class A

Investment Objective.  The investment objective of the JNL/PAM China-India Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.  In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The investments of the Fund include, but are not limited to, listed securities in the regulated market, which operates regularly and is recognized, depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns, or for efficient portfolio management or for hedging purposes.  It does not currently invest in derivatives to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	China and India country specific risks
•	Credit risk
•	Currency risk
•	Foreign securities risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Cyclical opportunties risk
•	Derivatives risk
•	Emerging markets risk
•	Investments in IPOs
•	Investment value style risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser for the JNL/PAM China-India Fund is Prudential Asset Management (Singapore) Limited (“PAM Singapore”), located at 30 Cecil Street, #20 – 01 Prudential Tower, Singapore 049712.  PAM Singapore is an affiliate of the investment adviser to the Trust and is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

DR Rao has been an Investment Director at PAM Singapore since February 2007 and specializes in Indian equities.  In June 2005, Mr. Rao joined the Hong Kong affiliate of PAM Singapore as Portfolio Manager.  From August 2002 until June 2005, he was at the Abu Dhabi Investment Authority as an Analyst from August 2002 through June 2003 and as a Senior Analyst from June 2003 through June 2005, managing an Indian equities portfolio.  He has over 14 years of investment experience.  Mr. Rao holds a Post Graduate Diploma in Management (MBA equivalent) from the Indian Institute of Management, Calcutta, India and graduated from Osmania University, Hyderabad, India with a Bachelor of Electrical Engineering degree.  He is also a Chartered Financial Analyst (CFA) Charterholder.  Mr. Rao has been the portfolio manager since the inception of the Fund.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Trust's Semi-Annual Report for the fiscal year ended June 30, 2009.

JNL/PIMCO Real Return Fund
Class A

Investment Objective.  The investment objective of the JNL/PIMCO Real Return Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Principal Investment Strategies.  The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.  The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.  The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.  The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index.  For these purposes, in calculating the Fund's average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.  The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.  The Fund is non-diversified, which means it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

The Fund may invest all of its assets in derivative instruments, such as futures, options, forward contracts or swap agreements, or in mortgage or asset-backed securities.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments”, which as used by this Fund include:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, and event-linked bonds:
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements and reverse repurchase agreements;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Non-diversification risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Emerging markets risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Investment strategy risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Portfolio turnover
•	Prepayment risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PIMCO Real Return Fund is Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”).  Allianz SE is the indirect owner of AGI LP.  Allianz SE is an European-based, multinational insurance and financial services holding company. As of December 31, 2009, PIMCO had assets under management of $1,000.1 billion.

Mihir Worah is an Executive Vice President, portfolio manager, and member of the government and derivatives desk.  Since November 2007, Mr. Worah has been primarily responsible for the day-to-day management of the Fund.  He joined PIMCO in 2001 as a member of the analytics team and worked on term structure modeling and options pricing.  Previously, Mr. Worah was a post-doctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. He has a Ph.D. in theoretical physics from the University of Chicago and is the author of numerous scientific papers.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PIMCO Total Return Bond Fund
Class A and B

Investment Objective.  The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality.  The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.  The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.  The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments”, which as used in this Prospectus includes:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, event-linked bonds;
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements and reverse repurchase agreements;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Investment strategy risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund seeks to consistently add value relative to the Barclays Capital U.S. Aggregate Bond Index, while keeping risk equal to or less than that index.  In managing the Fund, the Sub-Adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Barclays Capital U.S. Aggregate Bond Index.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Emerging market risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Issuer risk
•	Leveraging risk
•	Liquidity
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Portfolio turnover
•	Prepayment risk
•	Short sales risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PIMCO Total Return Bond Fund is Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”).  Allianz SE is the indirect owner of AGI LP.  Allianz SE is an European-based, multinational insurance and financial services holding company. As of December 31, 2009, PIMCO had assets under management of $1,000.1 billion.

William H. Gross, CFA, managing director, portfolio manager, and chief investment officer, was a founding partner of PIMCO in 1971. Mr. Gross has had responsibility for the day-to-day management of the Fund since the inception of the Fund.  Mr. Gross has over thirty years of investment experience and is the author of Bill Gross on Investing. Mr. Gross has a bachelor's degree from Duke University and an MBA from the UCLA Graduate School of Business.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America High Yield Bond Fund
Class A and B

Investment Objective.  The investment objective of the JNL/PPM America High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  For purpose of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, including credit default swaps.  The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum.

In light of the risks associated with such securities, the Sub-Adviser takes various factors into consideration in evaluating the creditworthiness of an issuer.  For corporate debt securities, these typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. With respect to derivative instruments, the Sub-Adviser also takes into consideration the credit-worthiness of the counterparty to the transaction.  For sovereign debt instruments, these typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history.  The Sub-Adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the Sub-Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service.  The Fund’s ability to achieve its investment objectives may be more dependent on the Sub-Adviser’s credit analysis than would be the case if it invested in higher quality debt securities.

In pursuing the Fund’s secondary objective of capital appreciation, the Sub-Adviser looks for those companies that the Sub-Adviser believes have the highest potential for improving credit fundamentals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Derivatives risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Foreign securities. The Fund may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed-income securities of foreign corporate issuers.

Zero-coupon, pay-in-kind, and deferred payment securities. The Fund may invest without limit in zero coupon securities, pay-in-kind bonds and deferred payment securities, which involve special risk considerations.  In particular, zero coupon securities fluctuate more in value in response to a change in interest rates than do bonds that pay current interest.

Loans, Equipment Leases, Trust Certificates and Limited Partnership Interests. The Fund may invest in fixed- and floating-rate loans, including loan participations and assignments.  The Fund may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnership interests.

Equity securities. The Fund may also invest up to 20% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit), typically equity investments acquired as a result of purchases of fixed-income securities.

Portfolio maturity. The Sub-Adviser has discretion to select the range of maturities of the fixed-income securities in which the Fund may invest.  The Sub-Adviser anticipates that, under current market conditions, the Fund will have average portfolio life of 6 to 12 years.  However, the average portfolio life may vary substantially from time to time depending on economic and market conditions.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Emerging market risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America High Yield Bond Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Anthony Balestrieri, Senior Managing Director and Scott B. Richards, Senior Managing Director, manage the assets of the Fund. Mr. Balestrieri and Mr. Richards review portfolio holdings, discuss purchase and sale activity, and adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. As of December 31, 2009, PPM’s Public Fixed Income Group managed approximately $47.3 billion in assets, including approximately $5.9 billion in high yield bond assets for various institutional clients based in the U.S. and abroad. Mr. Balestrieri and Mr. Richards share the ultimate decision making responsibility for the portfolio determinations.

Anthony Balestrieri is a Senior Managing Director and Portfolio Manager of PPM, and is responsible for managing or supervising over $23 billion in public investment grade, high yield, securitized and other fixed income investments. Mr. Balestrieri has over twenty-one years of investment industry experience. From May 1998 until to joining PPM in June 2003, Mr. Balestrieri was Director of Fixed Income at Merrill Lynch Investment Managers, where he was responsible for the oversight of $16 billion in institutional fixed income assets. Prior to May 1998, Mr. Balestrieri was a Senior Vice President at Mitchell Hutchins Asset Management responsible for the Short-Term Strategies Group. Mr. Balestrieri earned a B.A. in Economics and Business/Government and Law from Lafayette College. Mr. Balestrieri has been the portfolio manager since April 30, 2007.

Scott B. Richards is a Senior Managing Director and Portfolio Manager, and is responsible for managing over $2.3 billion in high yield assets for PPM clients.  Mr. Richards has over twenty-six years of investment experience, and joined PPM in June 2008. Prior to joining PPM, Mr. Richards was Senior High Yield Portfolio Manager responsible for all global below investment grade securities for State Street Global Advisers. Prior to joining State Street Global Advisers in October 2006, Mr. Richards was a senior portfolio manager and co-head of high yield at MFS Investment Management and, prior to 2004, Mr. Richards was head of the high yield group at Liberty Funds, a portfolio manager at State Street Research, and an analyst and director of high yield research at Wellington Management Company.  Mr. Richards earned a B.A. in Applied Economics from Cornell University and a M.B.A. from the Amos Tuck School at Dartmouth, and is a Chartered Financial Analyst.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America Mid Cap Value Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America Mid Cap Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell MidCap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are under priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Mid Cap Value Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund.  All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $20 million in large cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.   Mr. Brody has been the portfolio manager since the inception of the Fund.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM’s Equity products.  Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since the inception of the Fund.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group.  Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been the portfolio manager since the inception of the Fund.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team.  Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America Small Cap Value Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America Small Cap Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are under priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Small Cap Value Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund.  All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $89 million in small cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.   Mr. Brody has been the portfolio manager since the inception of the Fund.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM’s Equity products.  Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since the inception of the Fund.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group.  Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been the portfolio manager since the inception of the Fund.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team.  Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America Value Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America Value Equity Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.  For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Investment value style risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Value Equity Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606. As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $3.3 billion in large cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.   Mr. Brody has been the portfolio manager since January 16, 2007.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM’s Equity products.  Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since January 16, 2007.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group.  Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been the portfolio manager since January 16, 2007.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team.  Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Red Rocks Listed Private Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Red Rocks Listed Private Equity Fund is to seek to maximum total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicles whose purpose is to invest in privately held companies.

The Sub-Adviser selects investments from the private equity company universe using quantitative and qualitative historical results and commonly used financial measurements such as:  price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis.  In addition, the Sub-Adviser observes the depth and breadth of company management, including management turnover.  The Sub-Adviser looks to allocate the portfolio amongst industry sectors, geographic locations, stage of investment, vintage year and capital structures.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Liquidity risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Industry concentration risk
•	Managed portfolio risk
•	Market risk
•	Private equity risk
•	Sector risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Red Rocks Listed Private Equity Fund is Red Rocks Capital LLC (“RRC”) located at 25188 Genesee Trail Road, Suite 250, Golden, Colorado 80401.  RRC is the creator, manager and owner of the Listed Private Equity Index, International Listed Private Equity Index and Global Listed Private Equity Index.  RRC also has extensive investment experience and has developed proprietary research on the universe of Listed Private Equity Companies.

Adam Goldman, Portfolio Manager of the Fund, is a Co-Founder and Managing Director of Red Rocks Capital LLC, from 2003 to the present.  Previously, he served as a General Partner and Managing director in four separate venture funds with Centennial Ventures, Denver, Colorado, investing and managing approximately $1 billion in committed capital from 1992 through 2002.

Mark Sunderhuse, Portfolio Manager of Fund, is a Co-Founder and Managing Director of Red Rocks Capital LLC, from 2003 to the present.  Previously, he was a Portfolio Manager and Partner with Berger Financial, in Denver, Colorado, from 1998 – 2001.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/Select Balanced Fund
Class A

Investment Objective.  The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.  Changes between the two asset classes will generally be made gradually based on the managers’ long-term perspective and assessment of business, economic, and market projections.

In choosing equity securities, the Sub-Adviser employs a “bottom-up” stock selection process that utilizes proprietary fundamental research to identify primarily large capitalization companies with a value orientation or out of favor growth stocks.  The Fund typically focuses on dividend-paying companies.

With respect to fixed-income investments, the Fund emphasizes investment-grade, fixed-income securities, including obligations of the U.S. government and its agencies, corporate bonds, taxable municipal bonds, asset-backed securities, and mortgage-backed securities.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities. Generally the foreign fixed income securities in which the Fund will invest will be dollar denominated bonds issued by foreign governments and corporations.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Foreign securities risk
•	Interest rate risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Prepayment risk
•	U.S. Government securities risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

Edward P. Bousa, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the equity component of the Fund since October 2004. Mr. Bousa joined Wellington Management as an investment professional in 2000.

John C. Keogh, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income component of the Fund since October 2004.  Mr. Keogh joined Wellington Management as an investment professional in 1983.

Christopher L. Gootkind, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the corporate portion of the fixed income component of the Fund since February 2006.  Mr. Gootkind joined Wellington Management as an investment professional in 2000.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Select Money Market Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Principal Investment Strategies.  The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including:

•	Obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments;
•	Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions;
•	Commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities);
•	Obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and
•	Repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.  Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the fund itself.  In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The Sub-Adviser’s investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund’s overall weighted average maturity. The overall weighted average maturity of the Fund’s investments is 60 days or fewer.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The Fund may invest more than 25% of its assets in the banking industry.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Risk of investment in banking industry
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Dividends:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00.  The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day.  If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive.  The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class.  For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “PURCHASES, REDEMPTIONS AND PRICING OF SHARES” in the SAI.  For a description of the allocation of expenses among fund share classes, see “Classes of Shares and Distribution Plans” in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00.  When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses.  In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser.  The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Select Value Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Select Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.  Foreign securities include (1) companies organized outside of the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States.  Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks. The Fund’s investment approach is based on the fundamental analysis of companies with large market capitalizations and estimated below-average valuation ratios.  Fundamental analysis may include the assessment of company-specific factors such as its business environment, management quality, financial statements and outlook, dividends and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals.  Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions, but which the Sub-Adviser believes provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. Limited consideration is given to macroeconomic analysis in establishing sector and industry weightings.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the Fund since October 2004.  Ms. Grimes joined Wellington Management as an investment professional in 1995.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008.  Prior to joining Wellington Management in 2006, Mr. Link worked for Deutsche Asset Management in New York where he was the lead portfolio manager for various technology sector funds and manager of a team of globally-based technology analysts (2004 – 2006).

W. Michael Reckmeyer, III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008.  Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Established Growth Fund
Class A and B

Investment Objective.  The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing primarily in common stocks.   The Fund concentrates its investments in well-established growth companies.  The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  The Sub-Adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives.  The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Counterparty and settlement risk
•	Investment growth style risk
•	Emerging markets risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/T. Rowe Price Established Growth Fund invests most of its assets in common stocks of U.S. companies.  However, the Fund may invest in other securities, including foreign securities, convertible securities, warrants, preferred stocks and corporate and government debt obligations, in keeping with Fund objectives.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Currency risk
•	Derivatives risk
•	Growth investing risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Established Growth Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. P. Robert Bartolo is chairman of the Committee, and has day-to-day portfolio management responsibilities over the Fund.  Mr. Bartolo joined T. Rowe Price in 2002. He is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a portfolio manager in the Equity Division.  He is an executive vice president and chairman of the Investment Advisory Committee of the T. Rowe Price Growth Stock Fund.  Prior to 2002, he was director of finance for MGM Mirage, Inc.  Mr. Bartolo earned a B.S. in Accounting, cum laude, from the University of Southern California and an M.B.A. from the Wharton School of the University of Pennsylvania.  He is a Certified Public Accountant and also has earned the Chartered Financial Analyst accreditation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A and B

Investment Objective.  The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the Sub-Adviser expects to grow at a faster rate than the average company.  The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the Russell MidCap® Growth Index.  The market cap of companies in the Fund’s portfolio and the Russell MidCap® Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range.  In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.  The Fund may also invest up to 25% of its assets in foreign securities.

Stock selection is based on a combination of fundamental bottom-up analysis in an effort to identify companies with superior long-term appreciation prospects.  In addition, a portion of the portfolio will be invested using T. Rowe Price’s fundamental research.  The Portfolio will be broadly diversified, and this should help to mitigate the downside risk attributable to any single poorly-performing security on overall fund performance.

As Sub-Adviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

•	A demonstrated ability to consistently increase revenues, earnings and cash flow;
•	Capable management;
•	Attractive business niches and operate in industries experiencing increasing demand;
•	A sustainable competitive advantage;
•	Proven products or services; or
•	Stock prices that appear to undervalue their growth prospects.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may also invest in securities other than U.S. common stocks, including foreign securities (up to 25% of its assets, excluding reserves), futures and options, convertible securities, and warrants, in keeping with Fund objectives.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Brian W.H. Berghuis.  Brian W.H. Berghuis, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Mid-Cap Growth Fund.  He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Equity Division.  He is President of the T. Rowe Price Mid-Cap Growth Fund and Chairman of the fund’s Investment Advisory Committee.  He joined the firm in 1985.  Brian earned an A.B. from Princeton University and an M.B.A. from Harvard Business School.  He is a past President of the Baltimore Security Analysts Society.  Brian has also earned the Chartered Financial Analyst accreditation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
Class A

Investment Objective.  The investment objective of the JNL/T. Rowe Price Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Principal Investment Strategies.  The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three (3) years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.  The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase.  Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices and yields of the various securities.  For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund’s program) that would provide higher yields and appreciation potential.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.  Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies.  Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions).  Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Interest rate risk
•	Mortgage-backed and mortgage-related securities risk
•	Derivatives risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Foreign securities risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Edward A. Wiese.  Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund’s investment program.  Mr.Wiese has been chairman of the committee since 2009.  Since joining T. Rowe Price in 1984, Mr. Wiese’s responsibilities have included managing multi-currency portfolios in London, managing the firm’s taxable money market funds and overseeing the development and management of synthetic Guaranteed Investment Contract products.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Value Fund
Class A

Investment Objective.  The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued.  Income is a secondary objective.

Principal Investment Strategies.  In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund’s Sub-Adviser regards as undervalued.  Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies.  The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation.  In selecting investments, the Sub-Adviser generally looks for the following:

•	Low price/earnings, price/book value, price/sales or price/cash flow ratios relative to the S&P 500 Index, the company’s peers, or its own historic norm;

•	Low stock price relative to a company’s underlying asset values;

•	Companies that may benefit from restructuring activities; and

•	A sound balance sheet and other positive financial characteristics.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Mid-capitalization investing risk
•	Small cap investing risk
•	Investment value style risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Other investments. Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund’s investment program.  These may include:

•	Futures and options;
•	Preferred stocks;
•	Convertible securities and warrants ;
•	Fixed income securities, including lower quality (high-yield, high-risk bonds) commonly referred to as “junk bonds” (up to 10% of total assets), and bank debt
•	Hybrid instruments (up to 10% of total assets) which combine the characteristics of securities, futures and options ; and
•	Private placements.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Derivatives risk
•	Leveraging risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.   The Sub-Adviser to the JNL/T. Rowe Price Value Fund is T. Rowe Price Associates, Inc.  (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee.  John Linehan, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Value Fund.  He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.  He is also a Portfolio Manager in the Equity Division.  John is President of the T. Rowe Price Value Fund and Chairman of the fund’s Investment Advisory Committee.  John joined the firm in 1998 and has nine years of previous investment experience at Bankers Trust and E.T. Petroleum.  He earned a B.A. from Amherst College and an M.B.A. from Stanford University where he was the Henry Ford II Scholar, an Arjay Miller Scholar, and the winner of the Alexander A. Robichek Award in Finance.  He has also earned the Chartered Financial Analyst accreditation.

Effective December 31, 2009, Mark S. Finn will replace Mr. Linehan as Chairman of the Investment Advisory Committee.  Mr. Finn joined T. Rowe in 1990 and his investment experience dates from 1998.  Mr. Linehan will remain a member of the Fund’s Investment Advisory Committee.  Mark Finn is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is a research analyst in the U.S. Equity Division specializing in electric and power generation utilities and coal. Mark is a vice president and Investment Advisory Committee member of the Equity Income Fund, New Era Fund, Capital Appreciation Fund, Capital Opportunity Fund, and Mid-Cap Value Fund. In 2005, he transferred to Equity from T. Rowe Price’s Fixed Income Division where he also covered utilities and power generation. From 1998 to 2001, Mark worked with the T. Rowe Price Recovery Fund team where he evaluated financially distressed companies. He began his career with the firm in 1990 in the Finance Division where he served as controller of T. Rowe Price Investment Services, Inc., and as the principal accounting officer for the T. Rowe Price Realty Income Funds. Prior to joining the firm, Mark had five years of auditing experience with Price Waterhouse LLP where he worked on engagements for both public and private companies. Mark earned a B.S. from the University of Delaware and has obtained the Chartered Financial Analyst and Certified Public Accountant accreditations.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds

The main risk characteristics of the JNL/S&P Funds are summarized below. The extent of the risk exposure to each category of risk for each Fund depends on its allocation to Underlying Funds that invest in those categories of portfolio investments.  It should be noted that the investment objectives and investment strategies of the JNL/S&P Funds remain constant regardless of which Underlying Funds are invested in.  Thus, the inherent risk characteristics of the JNL/S&P Funds remain constant, although there may be variations in the degrees of exposure to each category of risk.  Moreover, each Fund is subject to the risk of the Sub-Adviser’s ability to identify or anticipate changes in market and economic conditions in connection with determining and revising the percentages of allocations among and the selection of appropriate Underlying Funds.  Other risks and more detailed descriptions may be found in the descriptions of each of the JNL/S&P Funds.

JNL/S&P Managed Conservative Fund; JNL/S&P Managed Moderate Fund; JNL/S&P Managed Moderate Growth Fund; JNL/S&P Managed Growth Fund; and JNL/S&P Managed Aggressive Growth Fund (the “JNL/S&P Managed Funds”)

As between the five JNL/S&P Managed Funds, the difference in risk exposure results from the differing ranges of investments in equity securities versus fixed income and money market securities of the Funds in which they invest.  The JNL/S&P Managed Conservative Fund is expected to invest the lowest percentage in equity securities (approximately 10% to 30%); the JNL/S&P Managed Moderate Fund a slightly higher percentage (approximately 30% to 50%); the JNL/S&P Managed Moderate Growth Fund a slightly higher percentage (approximately 50% to 70%); the JNL/S&P Managed Growth Fund a slightly higher percentage (approximately 70% to 90%); and the JNL/S&P Managed Aggressive Growth Fund the greatest percentage (approximately 80% to 100%).  The anticipated investments in fixed income, money market securities, and other investments generally vary in inverse relationship to the equity investments.

Underlying Fund Portfolio Securities Major Categories
Stocks.  All JNL/S&P Funds.  Because the Fund will invest in Underlying Funds that invest in stocks, its returns will fluctuate with changes in stock markets.  In the U.S., stocks have historically outperformed other types of investments over the long term.  Stocks, however, may fluctuate in value more dramatically than many other types of investments over the short term.

Smaller and Mid-Size Companies. All JNL/S&P Funds. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term.

Fixed Income: Interest Rate Risk. All JNL/S&P Funds.  Interest rate risk is the risk that when interest rates increase, fixed income securities will decline in value. Interest rate changes can be sudden and unpredictable.  A fund’s distributions to its shareholders may decline when interest rates fall, since a fund can only distribute what it earns.  Debt securities that pay interest at a fixed rate tend to lose market value when interest rates rise and increase in value when interest rates decline.   Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including treasury inflation-protected securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Fixed Income: Credit. All JNL/S&P Funds.  Income securities, which may include indebtedness and participations, entail credit risk.  An issuer may be unable to make interest payments or repay principal when due.  Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact performance.  Subordinated debt securities are riskier than senior debt securities because their holders will be paid only after the holders of senior debt securities are paid.  Debt securities that are rated below investment grade and comparable unrated securities generally have more risk, fluctuate more in price and are less liquid than higher-rated securities and can be considered speculative.

High-yield bonds, lower-rated bonds, and unrated securities. All JNL/S&P Funds.  High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

Mortgage-backed and mortgage-related securities risk. All JNL/S&P Funds. A Fund that purchases mortgage-related securities and mortgage-backed securities is subject to certain additional risks.  Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.  Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

Foreign Securities.  All JNL/S&P Funds. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses and may include, among others, currency risks (fluctuations in currency exchange rates and devaluations by governments), country risks (political, diplomatic, regional conflicts, terrorism, war; social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility). With regard to currency risk many investments may be issued and traded in foreign currencies.  Changes in the value of foreign currencies relative to the U.S. dollar can dramatically decrease (or increase) the value of foreign portfolio holdings.  To the extent the currency risk is not hedged, or not successfully hedged, currency exchange rate changes can have a disproportionate impact on, even accounting for most of the gain or loss in a particular period.

Derivative Securities. All JNL/S&P Funds. Options, futures, swaps, structured securities and other derivative transactions involve special risks.  The performance of derivative investments depends, in part, on the performance of an underlying asset, including the ability to correctly predict price movements. Derivatives involve costs, may be volatile, may involve a small investment relative to the risk assumed, and require correlation with other investments. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

Industry concentration risk. All JNL/S&P Funds.   When there is concentration in a certain industry, performance will be closely tied to, and affected by, the specific industry.  Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions.  As a result of these factors, there may be more volatility, and carry greater risk of adverse developments that can affect many of the companies in which the Underlying Funds invest, than a mixture of stocks of companies from a wide variety of industries.

JNL/S&P Managed Conservative Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Conservative Fund is capital growth and current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 251 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Moderate Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Fund is to seek capital growth.  Current income is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 251 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Moderate Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Growth Fund is capital growth and current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 251 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Growth Fund is to seek capital growth.  Current income is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 251 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Aggressive Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Aggressive Growth Fund is capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 251 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

More About The Funds

The investment objectives of the respective Funds are not fundamental and may be changed by the Trustees without shareholder approval.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Funds to invest in investment companies to the extent permitted under the 1940 Act, including unaffiliated money market funds.  Under the relief, a Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are money market funds managed by the Trust’s investment adviser or its affiliates.  As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees. The Funds have received exemptive relief from the SEC permitting them to invest up to 25% in an affiliated money market fund.

Certain Funds state in the description of their investment strategies that they may invest in futures contracts in certain circumstances.  The Fund’s use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool.  JNAM and the Sub-Advisers have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, they are not subject to registration or regulation as pool operators under that Act.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

For Each of the JNL/Mellon Capital Management Sub-Advised Funds.  The Sub-Adviser is a subsidiary of The Bank of New York Mellon Corporation, the owner of a number of asset managers and a diversified global financial institution.  Through this ownership structure and through other entities owned by the Sub-Adviser’s direct and indirect owners, the Sub-Adviser has various financial industry affiliations.  As a result of the business activities of the Sub-Adviser and its affiliates, the Sub-Adviser may be prohibited or limited from effecting transactions on behalf of the Fund due to rules in the marketplace in which the Sub-Adviser trades, foreign laws or the Sub-Adviser’s own policies and procedures.  By way of illustration only, in certain cases, the Sub-Adviser may face trading limitations or prohibitions because of aggregation issues due to its relationships with affiliated investment advisory firms, position limits imposed by regulators or foreign laws such as mandatory takeover offer requirements (which it will need to avoid).  However, if the Sub-Adviser cannot invest in a security directly, the Fund may, instead, invest in the relevant American Depositary Receipt (ADR).  In any case, the Fund may invest in securities of affiliates of the Fund and the Sub-Adviser to the extent permissible under applicable U.S. laws and regulations.

Portfolio Turnover. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

Derivatives Risk.  As an open-end investment company registered with the SEC a Fund is subject to the Federal Securities Laws including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions with respect to certain kinds of derivatives, a Fund must “set aside” (referred to sometimes as “asset segregation” or “coverage”) liquid assets, or engage in other SEC or staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to set aside liquid assets in an amount equal to a Fund’s daily marked – to market (net) obligations, if any (i.e., a Fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. The use of leverage involves certain risks. See below for leveraging risk. A Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

The Funds enter into certain kinds of derivative transactions that involve obligations to make future payments to third parties.  These transactions include, but are not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when issued or delayed delivery basis, or reverse repurchase agreements.  In this connection, the Funds may be required to “set aside” or segregate liquid assets, or engage in other measures, to cover open derivatives positions, in accordance with federal securities laws, rules thereunder, or interpretations thereof, including positions that the SEC or its staff have taken.  In such situations, the Funds set aside liquid assets on either of two bases.  Where a derivatives contract does not require cash settlement, the Funds must set aside liquid assets on the basis of the contracts full notional value.  Where a derivatives contract does require cash settlement, the Funds are permitted to set aside assets on the basis of daily marked-to-market net obligations (i. e., a Fund’s daily net liability or unrealized loss, if any), rather than the contract’s full notional value.  In the latter situation, a Fund may employ leverage to a greater extent than under the former situation.  Each Fund reserves the right to change its procedures for setting aside assets in order to comply with any change in governing law, rules, interpretations, or SEC or SEC staff positions.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit that meet certain guidelines. Cash collateral may be invested by a Fund in money market investments or short-term liquid investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent. There is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Recent Market Events.  Over the last several years, domestic and international markets have experienced acute turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. In addition, many governments throughout the world responded to the turmoil with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. These market conditions and continuing economic risks add significantly to the risk of short-term volatility in the Funds.

Regulatory Inquiries and Pending Litigation

JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/AIM Large Cap Growth Fund, and JNL/AIM Small Cap Growth Fund

Civil lawsuits, including regulatory proceedings and purported class action and shareholder derivative suits against certain AIM Funds, INVESCO Funds Group, Inc (IFG) (the former investment advisor to certain AIM Funds), Invesco Advisers, Inc. (Invesco), Invesco Aim Distributors, Inc.  (Invesco Aim Distributors) (the distributor of the AIM Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things:  (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM Funds, IFG, Invesco Advisers, Inc., Invesco Aim Distributors and/or related entities and individuals in the future.  You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, at www.invescoaim.com.

JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, and JNL/Franklin Templeton Small Cap Value Fund

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (“Advisers”) (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission (“SEC”) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds.  Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant.  Such a distribution plan has been prepared and submitted to the SEC for approval. On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement.  Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC’s findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country.  Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the “Judicial Panel”) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled “In re Mutual Funds Investment Litigation” (the “MDL”).  The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (“Distributors”) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC’s investigation concerning marketing support payments to securities dealers who sell fund shares.  In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC’s order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of federal securities and state laws relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website.  Any further updates on these matters will be disclosed on Franklin Resources, Inc.’s website at franklintempleton.com under “Statement on Current Industry Issues.”

JNL/Oppenheimer Global Growth Fund

During 2009, a number of lawsuits have been filed in federal courts against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc. (“OFDI”), and certain Oppenheimer mutual funds (“Defendant Funds”) advised by OFI and distributed by OFDI (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers and trustees and former trustees of the respective Defendant Fund. The plaintiffs are seeking class action status on behalf of those who purchased shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.

A lawsuit has been brought in state court against OFI, OFDI and another subsidiary of OFDI, on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against OFI and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust.  All of these lawsuits allege breach of contact, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorney’s fees and litigation expenses. An agreement in principal has been reached to settle the lawsuits on behalf of Oregon College Savings Plan Trust.

Other lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of OFI, against OFI and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named OFDI, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors.  None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.

OFI believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or OFDI to perform their respective duties to the Fund, and that outcome of all the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.

JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005.  Management of PIMCO currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.  On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case.  As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed.  In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS and rejected the IRS’s request for a stay pending appeal.  The IRS is expected to seek emergency relief by appealing this to the US Court of Appeals for the Third Circuit.  It is not known at this time when and whether such emergency relief has or will be sought. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

GLOSSARY OF RISKS

Accounting risk – The Fund or Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

Allocation risk – The Fund is subject to the risk of changes in market and economic conditions when determining and revising the selection and percentages of allocations among appropriate Underlying Funds.

Asia ex-Japan concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Asia ex-Japan countries and to be more volatile than the performance of more geographically diversified funds. Many Asian economies are generally characterized by over-extension of credit, frequent currency fluctuations, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports, less developed legal systems and less efficient markets.  Adverse developments in one country can affect the entire region.  Numerous elements of the auditing and reporting standards may not provide the same shareholder protection or information as those in developed countries.

China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.  Government reforms and the move to capitalism may not positively impact the economies of either country. Stable economic growth may be hampered by a number of factors, including, burdensome regulatory requirements, inflation, poor allocation of resources and the reinvestment of capital, government price controls and capital restrictions, and social instability with a corresponding affect on securities holdings and volatility.

Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged may entail greater volatility than traditional securities.  Derivative instruments’ values may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

Convertible securities risk – A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit risk on the counterparties. Such instruments are not afforded the same protections as may apply to trading futures or options on organized exchanges. Substantial losses may arise from the insolvency, bankruptcy or default of a counterparty and risk of settlement default of parties with whom it trades securities.  Settlement mechanisms in emerging markets are generally less developed and reliable than those in more developed countries thus increasing the risks.

Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit ratings may reflect the varying degrees of risk.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest

Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Cyclical opportunities risk –The Fund might seek to take tactical advantage of changes in the business cycle evidencing growth potential, short-term market movements or changes affecting particular issuers or industries.  If the anticipated changes do not occur, the value of the stock could fall.  Cyclical stocks may tend to increase in value quickly during economic upturns, but they also tend to lose value quickly in economic downturns.  These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Derivatives risk – These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund or Master Fund’s Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment.  The Fund or Master Fund’s Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund or Master Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund or Master Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.  If the Fund or Master Fund’s Adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful.

Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  There may be government policies that restrict investment by foreigners, and a higher risk of a government taking private property.  Low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

European investing risk – Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). The EMU imposes tight fiscal and monetary controls on its members or requires it for EMU membership.  Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments. In addition, there is less publicly available information and more volatile or less liquid markets. Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

Growth investing risk – Growth stocks can perform differently from the market as a whole or other types of stocks.  Growth stocks are generally priced based on future or anticipated earnings, and may be more expensive relative to their earnings or assets.  As a result of forward-looking growth and revenue expectations, growth stocks tend to be more sensitive to changes in their earnings, contributing to their volatility.

High-yield bonds, lower-rated bond, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  An unanticipated default would result in a reduction in income, a decline in the market value of the related securities and a decline in value.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in price volatility.

Income risk – Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.

Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Market fluctuations can cause the performance of an index to be significantly influenced by a handful of companies.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance may sometimes be lower than funds that actively invest in stocks that comprise the index.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  The correlation between the Fund and index performance may be affected by the Fund’s/Underlying Fund’s expenses the index doesn’t have, changes in securities markets, changes in the composition of the index, the size of the portfolio, the timing of purchases and redemptions of the Fund’s/Underlying Fund’s shares, and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Internal Revenue Code.

Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.  The Fund or Master Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Investment growth style risk – The returns from a certain investment style may trail returns from the overall stock market.  Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings.  Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.  Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or may be available only in very limited quantities. When the Fund’s size is smaller, any gains or losses from IPOs will have a greater impact on the Fund’s performance than when the Fund is larger.

Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Investment value style risk – The returns from a certain investment style may trail returns from the overall stock market.  Value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends.  A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging risk – The use of leverage may cause the Fund or Master Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Fund or Master Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund or Master Fund's portfolio securities.

License termination risk – The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

Limited management, trading cost and rebalance risk – The Fund’s/Underlying Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund or Master Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  Small capitalization companies and companies domiciled in emerging markets pose greater liquidity and volatility risks of price fluctuations.

Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender.  Indebtedness of companies whose creditworthiness is poor may be highly speculative involving substantially greater risks that those companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, with a substantial risk of losing the entire amount invested.  After purchase of a loan, the Fund may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower. In the event that a borrower defaults, access to the collateral securing the loan may be limited by bankruptcy and other insolvency laws.  The collateral may be inadequate or difficult to realize upon, so the Fund might not receive payments to which it is entitled.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective.

Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-related securities may exhibit additional volatility. This is known as extension risk.  Rising interest rates and falling property prices may increase the likelihood that individuals and entities may fall behind or fail to make payments on their mortgages.  This is referred to as default risk.  When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid.  In addition, a number of mortgage defaults could lead to a decline in the value of mortgage-backed and mortgage-related securities.  Mortgage-related securities are also subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns because the Fund will have to reinvest that money at the lower prevailing interest rates. This is referred to as contraction risk.

Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments or defaults on the underlying mortgages serving as collateral.  An increase or decrease in payment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price.  The prices of mortgage-backed securities, depending on their structure and the rate of payments, can be volatile.  Some mortgage-backed securities may also not be as liquid as other securities.  The value of these securities also may change because of changes in the market’s perception or the actual creditworthiness of the issuer.  In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation, interest rates, and/or tax policies.

Non-diversification risk – The Fund or Master Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund or Master Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

Pacific Rim investing risk – The Pacific Rim economies are in all stages of economic development. Many of the economies in the region can be characterized as either developing or newly industrialized.  However, the Fund will concentrate investments in developed Pacific Rim markets.  Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time.  Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.  The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. The Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim and to be more volatile than the performance of more geographically diversified funds.

Portfolio turnover – The Fund or Master Fund may actively trade securities in seeking to achieve its objective.  Doing so may increase transaction costs, which may reduce performance.  Active trading also may increase realized short-term capital gains and losses.

Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Private equity risk – In addition to the risks of direct investments, Listed Private Equity Companies are subject to various risks depending on their underlying investments, which are not limited to, additional liquidity risk, sector risk, non-U.S. security risk, currency risk, credit risk, managed portfolio risk and derivatives risk (derivatives risk is the risk that the value of the Listed Private Equity Companies’ derivative investments will fall because of pricing difficulties or lack of correlation with the underlying investment).

There are inherent risks in investing in private equity companies, whose principal business is to invest in and lend capital to privately held companies.  Generally, little public information exists for private and thinly traded companies impede the ability to make a fully informed investment decision.  Listed Private Equity Companies may have relatively concentrated investment portfolios of small number of holdings.  The aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, or the need to write down the value of an investment.

Real estate investment risk – Real estate is also affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.  Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination.  Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares.   The Fund could hold real estate directly if a company defaults on its debt securities.  Direct ownership in real estate present additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.  Investment in REITs may be affected by the management skill of the persons managing the REIT.  The Fund will bear a proportional share of the REITs’ expenses.

Risk arbitrage securities and distressed companies – Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company.  Distressed companies are companies that are, or about to be, involved in reorganizations, financial restructurings or bankruptcy. The actual transaction may not be completed on the terms or within the time frame originally contemplated, if at all, resulting in losses.  Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default.  Also, securities of distressed companies are generally more likely to become worthless.

Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.  These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers.  The bank securities typically are not insured by the federal government.  Securities that do not represent deposits have lower priority in the bank’s capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

Sector risk– Investment of a significant portion in the securities of companies involved in the financial services sector carries greater risk of adverse developments in a sector affecting performance. The financial services sector is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for services decreases and prices and dividends may decline.

Although financial services companies carry more risk than a more diversified fund the dividends typically paid by financial services companies may help to moderate this risk to some extent. The financial services sector is highly correlated and particularly sensitive to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition. Financial services companies may also be hurt when interest rates rise sharply to varying degrees.  The stocks may also be vulnerable to rapidly rising inflation. The industry is not generally perceived to be dynamic or aggressive, which could lessen fund performance.

Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.  It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Short sales risk – A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative decline, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, the losses could be greater than the actual cost of the investment. Increased liquidity risk and transaction costs are frequently involved, as is the risk that the third party to the short sale may fail to honor its contract terms.

Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks.  Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost.  For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Tax risk – The Internal Revenue Service (“IRS”) has issued a ruling that causes certain income from commodity-linked swaps, to gain exposure to the DJ-UBS Index, to not be considered qualifying income for purposes of being taxed as a regulated investment company.  Any income derived from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the Fund’s gross income. Failure to qualify as a RIC, subjects a fund to federal income tax on its net income at regular corporate rates (without regard to the dividends paid deduction for distributions to shareholders. When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.  Failure to qualify as a RIC would subject Fund shareholders to federal income tax, to the risk of diminished returns.

Temporary defensive positions and large cash positions – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  During periods in which the Fund or Master Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Underlying funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.  The ability of the Fund to achieve its investment objective will depend in part upon the Sub-Adviser’s ability to allocate investments in the Underlying Funds and their ability to achieve their investment objectives.  There can be no assurance that the investment objective of any Underlying Fund will be achieved.  The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.  The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government.

There is a risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. Government Securities may be purchased by the Funds, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and equities and on securities guaranteed by the entities is unclear.  No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.  In addition, new accounting standards and future Congressional action may affect the value of FNMA and FHLMC debt.

MANAGEMENT OF THE TRUST

Investment Adviser

Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Asset Management, LLCSM (“JNAM®” or the “Adviser”), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Prudential plc is also the parent of Curian Capital, LLC, M&G Investment Management Limited, PPM America, Inc. and Prudential Asset Management (Singapore) Limited.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

Management Fee

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly.  The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.  Each JNL/S&P Fund will indirectly bear its pro rata share of fees of the Underlying Funds in addition to the fees shown for that Fund.

The following terms apply in connection with JNAM’s contractual obligation to waive fees and reimburse expenses for the JNL/Select Money Market Fund.  There can be no assurance that JNAM will continue to waive fees and reimburse expenses after December 31, 2010.  The Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its Adviser fee. Such reimbursement by the Fund shall be made monthly, but only if the operating expenses of the Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
JNL/AIM Global Real Estate Fund	$0 to $50 million Over $50 million	.75% .70%
JNL/AIM International Growth Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/AIM Large Cap Growth Fund	$0 to $150 million Over $150 million	.70% .65%
JNL/AIM Small Cap Growth Fund	$0 to $300 million Over $300 million	.85% .80%
JNL/Capital Guardian Global Balanced Fund	$0 to $500 million Over $500 million	.65% .60%
JNL/Capital Guardian Global Diversified Research Fund	$0 to $150 million $150 million to $500 million $500 million to $750 million Over $750 million	.75% .70% .65% .60%
JNL/Capital Guardian U.S. Growth Equity Fund	$0 to $150 million $150 million to $500 million $500 million to $750 million Over $750 million	.70% .65% .60% .55%
JNL/Credit Suisse Commodity Securities Fund	$0 to $300 million Over $300 million	.70% .60%
JNL/Credit Suisse Long/Short Fund	$0 to $300 million Over $300 million	.80% .75%
JNL/Eagle Core Equity Fund	$0 to $100 million $100 million to $300 million Over $300 million	.65% .60% .55%
JNL/Eagle SmallCap Equity Fund	$0 to $100 million $100 million to $500 million Over $500 million	.75% .70% .65%
JNL/Franklin Templeton Global Growth Fund	$0 to $300 million $300 to $500 million Over $500 million	.75% .65% .60%
JNL/Franklin Templeton Income Fund	$0 to $100 million $100 million to $200 million $200 million to $500 million Over $500 million	.80% .75% .65% .60%
JNL/Franklin Templeton International Small Cap Growth Fund	$0 to $500 million Over $500 million	.95% .90%
JNL/Franklin Templeton Mutual Shares Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/Franklin Templeton Small Cap Value Fund	$0 to $200 million $200 million to $500 million Over $500 million	.85% .77% .75%
JNL/Goldman Sachs Core Plus Bond Fund	$0 to $500 million Over $500 million	.60% .55%
JNL/Goldman Sachs Emerging Markets Debt Fund	$0 to $200 million Over $200 million	.75% .70%
JNL/Goldman Sachs Mid Cap Value Fund	$0 to $100 million Over $100 million	.75% .70%
JNL/Ivy Asset Strategy Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/JPMorgan International Value Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million $250 million to $750 million $750 million to $1,500 million Over $1,500 million	.70% .65% .60% .55%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million $150 million to $300 million $300 million to $500 million Over $500 million	.50% .45% .40% .35%
JNL/Lazard Emerging Markets Fund	$0 to $100 million $100 million to $250 million Over $250 million	1.00% .90% .85%
JNL/Lazard Mid Cap Equity Fund	$0 to $50 million $50 million to $250 million Over $250 million	.75% .70% .65%
JNL/M&G Global Basics Fund	$0 to $500 million Over $500 million	.85% .80%
JNL/M&G Global Leaders Fund	$0 to $500 million Over $500 million	.85% .80%
JNL/Mellon Capital Management European 30 Fund	$0 to $50 million $50 million to $100 million Over $100 million	.37% .31% .28%
JNL/Mellon Capital Management Pacific Rim 30 Fund	$0 to $50 million $50 million to $100 million Over $100 million	.37% .31% .28%
JNL/Mellon Capital Management S&P 500 Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management Small Cap Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management International Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.30% .25% .24%
JNL/Mellon Capital Management Bond Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.30% .25% .24%
JNL/Mellon Capital Management Global Alpha Fund	$0 to $500 million Over $500 million	1.00% .90%
JNL/Oppenheimer Global Growth Fund	$0 to $300 million Over $300 million	.70% .60%
JNL/PAM Asia ex-Japan Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/PAM China-India Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/PIMCO Real Return Fund	$0 to $1 billion Over $1 billion	.50% .475%
JNL/PIMCO Total Return Bond Fund	All assets	.50%
JNL/PPM America High Yield Bond Fund	$0 to $150 million $150 million to $500 million Over $500 million	.50% .45% .425%
JNL/PPM America Mid Cap Value Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/PPM America Small Cap Value Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/PPM America Value Equity Fund	$0 to $300 million Over $300 million	.55% .50%
JNL/Red Rocks Listed Private Equity Fund	$0 to $200 million Over $200 million	.85% .80%
JNL/Select Balanced Fund	$0 to $50 million $50 million to $150 million $150 million to $300 million $300 million to $500 million Over $500 million	.55% .50% .475% .45% .425%
JNL/Select Money Market Fund	$0 to $500 million Over $500 million	.28% .25%
JNL/Select Value Fund	$0 to $300 million $300 million to $500 million Over $500 million	.55% .50% .45%
JNL/T. Rowe Price Established Growth Fund	$0 to $150 million $150 million to $500 million Over $500 million	.65% .60% .55%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $150 million Over $150 million	.75% .70%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million Over $250 million	.45% .40%
JNL/T. Rowe Price Value Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/S&P Managed Conservative Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Moderate Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Moderate Growth Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Growth Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Aggressive Growth Fund	$0 to $500 million Over $500 million	.13% .08%

Sub-Advisory Arrangements

The Adviser selects, contracts with and compensates Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the Sub-Adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust.  The Sub-Adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus.  Each Sub-Adviser (except SPIAS as Sub-Adviser to the following Funds: JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund), implements such programs by purchases and sales of securities.  Because the investments of the Funds listed above for which SPIAS is Sub-Adviser consist exclusively of shares of other Funds of the Trust, SPIAS relays its program recommendations to the Adviser for implementation.  Each Sub-Adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.

As compensation for its services, each Sub-Adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund.  The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the Sub-Advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated Sub-Advisers with the approval of the Board of Trustees, but without the approval of shareholders.  The order allows the Adviser to materially amend a sub-advisory agreement with unaffiliated sub-advisers with the approval of the Board of Trustees, but without shareholder approval.  Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change.  The order allows the Funds to operate more efficiently and with greater flexibility.  The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to the following services:

•	Performing initial due diligence on prospective Sub-Advisers for the Funds;
•	Monitoring the performance of Sub-Advisers;
•	Communicating performance expectations to the Sub-Advisers; and
•	Ultimately recommending to the Board of Trustees whether a Sub-Adviser’s contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers.  Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.  At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.

ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM (“Administrator”) an Administrative Fee as annual percentage of the average daily net assets of the Fund as set forth below.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses and other expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as “Other Expenses” in the fee tables).

Funds	Assets	Administrative Fee
JNL/AIM Global Real Estate Fund	All Assets	.15%
JNL/AIM International Growth Fund	All Assets	.15%
JNL/AIM Large Cap Growth Fund	All Assets	.10%
JNL/AIM Small Cap Growth Fund	All Assets	.10%
JNL/Capital Guardian Global Balanced Fund	All Assets	.15%
JNL/Capital Guardian Global Diversified Research Fund	All Assets	.15%
JNL/Capital Guardian U.S. Growth Equity Fund	All Assets	.10%
JNL/Credit Suisse Commodity Securities Fund	All Assets	.15%
JNL/Credit Suisse Long/Short Fund	All Assets	.15%
JNL/Eagle Core Equity Fund	All Assets	.10%
JNL/Eagle SmallCap Equity Fund	All Assets	.10%
JNL/Franklin Templeton Global Growth Fund	All Assets	.15%
JNL/Franklin Templeton Income Fund	All Assets	.10%
JNL/Franklin Templeton International Small Cap Growth Fund	All Assets	.15%
JNL/Franklin Templeton Mutual Shares Fund	All Assets	.10%
JNL/Franklin Templeton Small Cap Value Fund	All Assets	.10%
JNL/Goldman Sachs Core Plus Bond Fund	All Assets	.10%
JNL/Goldman Sachs Emerging Markets Debt Fund	All Assets	.15%
JNL/Goldman Sachs Mid Cap Value Fund	All Assets	.10%
JNL/Ivy Asset Strategy Fund	All Assets	.15%
JNL/JPMorgan International Value Fund	All Assets	.15%
JNL/JPMorgan MidCap Growth Fund	All Assets	.10%
JNL/JPMorgan U.S. Government & Quality Bond Fund	All Assets	.10%
JNL/Lazard Emerging Markets Fund	All Assets	.15%
JNL/Lazard Mid Cap Equity Fund	All Assets	.10%
JNL/M&G Global Basics Fund	All Assets	.15%
JNL/M&G Global Leaders Fund	All Assets	.15%
JNL/Mellon Capital Management European 30 Fund	All Assets	.20%
JNL/Mellon Capital Management Pacific Rim 30 Fund	All Assets	.20%
JNL/Mellon Capital Management S&P 500 Index Fund	All Assets	.10%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	All Assets	.10%
JNL/Mellon Capital Management Small Cap Index Fund	All Assets	.10%
JNL/Mellon Capital Management International Index Fund	All Assets	.15%
JNL/Mellon Capital Management Bond Index Fund	All Assets	.10%
JNL/Mellon Capital Management Global Alpha Fund	All Assets	.15%
JNL/Oppenheimer Global Growth Fund	All Assets	.15%
JNL/PAM Asia ex-Japan Fund	All Assets	.15%
JNL/PAM China-India Fund	All Assets	.20%
JNL/PIMCO Real Return Fund	All Assets	.10%
JNL/PIMCO Total Return Bond Fund	All Assets	.10%
JNL/PPM America High Yield Bond Fund	All Assets	.10%
JNL/PPM America Mid Cap Value Fund	All Assets	.10%
JNL/PPM America Small Cap Value Fund	All Assets	.10%
JNL/PPM America Value Equity Fund	All Assets	.10%
JNL/Red Rocks Listed Private Equity Fund	All Assets	.15%
JNL/Select Balanced Fund	All Assets	.10%
JNL/Select Money Market Fund	All Assets	.10%
JNL/Select Value Fund	All Assets	.10%
JNL/T. Rowe Price Established Growth Fund	All Assets	.10%
JNL/T. Rowe Price Mid-Cap Growth Fund	All Assets	.10%
JNL/T. Rowe Price Short-Term Bond Fund	All Assets	.10%
JNL/T. Rowe Price Value Fund	All Assets	.10%
JNL/S&P Managed Growth Fund	All Assets	.05%
JNL/S&P Managed Conservative Fund	All Assets	.05%
JNL/S&P Managed Moderate Growth Fund	All Assets	.05%
JNL/S&P Managed Moderate Fund	All Assets	.05%
JNL/S&P Managed Aggressive Growth Fund	All Assets	.05%

CLASSES OF SHARES

Effective December 15, 2003, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, each Fund has two classes of shares (Class A and Class B), except the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund have one class of shares.  The outstanding shares of all Funds (except JNL/S&P Funds) as of that date have been redesignated Class A shares.

This Prospectus offers two classes of shares.  Under the multi-class structure, the Class A shares and Class B shares of each Fund represent interests in the same portfolio of securities, and will be substantially the same except for “class expenses.”  The expenses of each Fund will be borne by each Class of shares based on the net assets of the Fund attributable to each Class, except that class expenses will be allocated to each Class.  “Class expenses” will include any distribution or administrative or service expense allocable to the appropriate Class, pursuant to the Brokerage Enhancement Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

DISTRIBUTION PLAN

All Funds of the Trust except the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, have adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Distribution Plan (“Plan”).

The Board of Trustees, including all of the Independent Trustees, approves, at least annually, the continuation of the Distribution Plan (“Plan”) in connection with the Board’s adoption of a multi-class plan authorizing Class A and Class B interests.  Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests.  Jackson National Life Distributors LLC (“JNLD”), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

THE DISTRIBUTOR

The Distributor also has the following relationships with the Sub-Advisers and their affiliates.  The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  In addition, the Distributor acts as distributor of variable insurance contracts and variable life insurance policies (the “Contracts”) issued by Jackson and its subsidiary Jackson National Life Insurance Company of New York (“Jackson NY”).  Raymond James Financial Services, a brokerage affiliate of the Sub-Adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities.  The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the Contracts.

INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts (“Accounts”) of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable contracts (“Contracts”), to qualified and unqualified retirement plans and other regulated investment companies.  The Accounts purchases the shares of the sub-accounts that investing the Funds at their net asset value. There is no sales charge.

Shares of the Funds are not available to the general public directly.  Some of the Funds are managed by Sub-Advisers who manage publicly available mutual funds having similar names and investment objectives.  While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund.  Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The net asset value per share of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open.  The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the “fair value” of a security for which a current market price is not available.  Under these procedures, in general the “fair value” of a security shall be the amount, determined by the Administrator in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board of Trustees has established a pricing committee to review fair value determinations.  The pricing committee will also review restricted and illiquid security values, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g. disorderly market transactions) and determine/review fair values pursuant to the “Pricing Policies and Procedures” adopted by the Board of Trustees of the Trust.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s net asset value may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s net asset value (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Trustees, to determine the “fair value” of such securities for purposes of calculating a Fund’s net asset value.  The Administrator will “fair value” such securities if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund’s net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust’s pricing procedures to be a “significant event.”  A “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities.  Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s net asset value.  When fair-value pricing is employed, the securities prices used to calculate a Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“MARKET TIMING” POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves, by a qualified retirement plan for Jackson and its affiliates, and other regulated investment companies.

The interests of the Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Funds are not intended as vehicles for market timing.  The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. This does not apply to a money market Fund.

See the Separate Account Prospectus for the contract that describes Jackson’s anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board of Trustees has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred.  In addition, the JNL/S&P Funds’ net asset values are calculated based on the net asset values of the Underlying Funds and the “fair value” pricing policy will apply to the Underlying Funds as described above. The Funds’ “fair value” pricing policy is described under “Investment in Trust Shares” above.

The practices and policies described above are intended to deter and curtail market timing in the Fund.  However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing.  If they are ineffective, the adverse consequences described above could occur.

DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund’s policies and procedures relating to disclosure of portfolio securities is available in the Fund’s Statement of Additional Information and at www.jackson.com.

SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions are processed on any day on which the Trust and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust’s transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

•	When the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

TAX STATUS

Each Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).  Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Fund is treated as a separate corporation for purposes of the Code.  Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are separate accounts of variable insurance contracts, qualified and unqualified retirement plans, there are no tax consequences to those shareholders of buying, holding, exchanging and selling shares of the Funds.  Distributions from the Funds are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Account Prospectus for more detailed information on tax issues related to the Contracts.

Separate Accounts funding insurance contracts must meet certain diversification requirements, as must the underlying funds in which they invest in order for the variable insurance contract owners to receive favorable tax treatment.  If a Series, a Master Fund or a Separate Account were to fail to meet the diversification requirements, income allocable to the contracts would be taxable currently to the contract owners and income from prior periods relating to such contracts could also be taxable.

FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Fund.  The information does not reflect any charges imposed under a variable insurance contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset			Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total		End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/AIM International Growth Fund

Class A
12/31/2009	6.88	0.12	2.42	2.54	(0.15)	-	9.27	36.99	(t)	431,595	27	1.04	1.55
12/31/2008	15.74	0.27	(6.68)	(6.41)	(0.06)	(2.39)	6.88	(40.94)		249,897	53	1.03	2.10
12/31/2007	14.55	0.30	1.10	1.40	(0.21)	-	15.74	9.70		475,302	105	1.03	1.90
12/31/2006	12.03	0.18	2.55	2.73	(0.21)	-	14.55	22.67		259,811	12	1.06	1.35
12/31/2005	11.04	0.14	1.04	1.18	(0.19)	-	12.03	10.69		201,554	71	1.08	1.25

JNL/AIM Large Cap Growth Fund

Class A
12/31/2009	8.67	0.04	2.07	2.11	(0.03)	-	10.75	24.29		624,156	57	0.97	0.45
12/31/2008	14.93	0.04	(5.69)	(5.65)	(0.02)	(0.59)	8.67	(37.66)		350,826	56	0.97	0.29
12/31/2007	13.49	0.02	2.09	2.11	(0.01)	(0.66)	14.93	15.75		525,103	71	0.99	0.17
12/31/2006	12.51	0.02	0.96	0.98	0.00 (f)	-	13.49	7.86		396,703	90	1.00	0.12
12/31/2005	11.67	0.00	0.84	0.84	-	-	12.51	7.23		361,417	101	1.01	0.03

JNL/AIM Global Real Estate Fund

Class A
12/31/2009	5.79	0.18	1.70	1.88	(0.14)	-	7.53	32.53		342,951	65	1.07	2.78
12/31/2008	12.44	0.31	(4.96)	(4.65)	(0.23)	(1.77)	5.79	(35.71)		145,218	117	1.03	2.78
12/31/2007	15.80	0.20	(2.58)	(2.38)	(0.17)	(0.81)	12.44	(15.01)		184,451	76	1.02	1.29
12/31/2006	11.70	0.42	3.84	4.26	(0.05)	(0.11)	15.80	36.38		254,557	37	1.02	2.98
05/02(a)-12/31/2005	10.00	0.21	1.49	1.70	-	-	11.70	17.00		79,209	36	1.05	3.37

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset			Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total		End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/AIM Small Cap Growth Fund

Class A
12/31/2009	$ 7.50	$ (0.02)	$ 2.63	$ 2.61	$ -	$ -	$ 10.11	34.80%		$ 92,793	33%	1.16%	(0.17)%
12/31/2008	14.82	(0.04)	(5.95)	(5.99)	-	(1.33)	7.50	(39.73)		40,314	42	1.16	(0.32)
12/31/2007	14.27	(0.10)	1.71	1.61	-	(1.06)	14.82	11.37		73,951	37	1.15	(0.64)
12/31/2006	13.52	(0.11)	2.07	1.96	-	(1.21)	14.27	14.49		53,265	54	1.16	(0.79)
12/31/2005	12.47	(0.08)	1.13	1.05	-	-	13.52	8.42		49,776	65	1.16	(0.67)

JNL/Capital Guardian Global Balanced Fund

Class A
12/31/2009	7.35	0.15	1.50	1.65	(0.18)	-	8.82	22.48		279,806	78	1.01	1.88
12/31/2008	11.95	0.25	(3.67)	(3.42)	(0.12)	(1.06)	7.35	(28.29)		183,572	70	1.01	2.37
12/31/2007	11.92	0.20	0.72	0.92	(0.14)	(0.75)	11.95	7.96		197,825	155	0.98	1.60
12/31/2006	11.03	0.18	1.01	1.19	(0.10)	(0.20)	11.92	10.79		162,743	62	1.02	1.55
12/31/2005	10.02	0.12	0.89	1.01	-	-	11.03	10.09		127,908	83	1.01	1.22

JNL/Capital Guardian Global Diversified Research Fund

Class A
12/31/2009	15.33	0.17	5.70	5.87	(0.28)	-	20.92	38.32	(u)	332,577	85	1.09	0.97
12/31/2008	26.67	0.44	(11.78)	(11.34)	-	-	15.33	(42.52)		163,107	96	1.09	2.04
12/31/2007	22.23	(0.03)	4.62	4.59	(0.15)	-	26.67	20.65		232,460	195	1.10	(0.11)
12/31/2006	19.68	0.07	2.55	2.62	(0.07)	-	22.23	13.31		160,207	116	1.10	0.35
12/31/2005	19.41	0.08	0.29	0.37	(0.10)	-	19.68	1.91		188,593	264	1.10	0.30

JNL/Capital Guardian International Small Cap Fund

Class A
12/31/2009	4.53	0.04	2.36	2.40	(0.08)	-	6.85	52.93		144,004	46	1.31	0.65
12/31/2008	9.87	0.14	(5.47)	(5.33)	(0.01)	-	4.53	(54.00)		44,755	53	1.31	1.88
12/03(a) - 12/31/2007	10.00	0.00	(0.13)	(0.13)	-	-	9.87	(1.30)		73,063	2	1.30	0.22

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data			Ratio of		Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to		Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net		to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)		Net Assets (c)
JNL/Capital Guardian U.S. Growth Equity Fund

Class A
12/31/2009	$ 13.99	$ 0.09	$ 4.79	$ 4.88	$ (0.02)		$ -	$ 18.85	34.91%	$ 554,978	55%	0.98%		0.57%
12/31/2008	23.68	0.06	(9.75)	(9.69)	0.00	(f)	-	13.99	(40.92)	195,824	47	0.99		0.29
12/31/2007	21.58	0.00	2.10	2.10	-		-	23.68	9.73	226,712	190	1.00		(0.01)
12/31/2006	20.63	(0.01)	0.96	0.95	-		-	21.58	4.60	186,424	89	0.99		(0.07)
12/31/2005	19.71	(0.05)	0.97	0.92	-		-	20.63	4.67	216,007	77	0.99		(0.18)

JNL/Credit Suisse Commodity Securities Fund

Class A
12/31/2009	6.31	0.07	3.09	3.16	(0.06)		-	9.41	50.17	641,108	108	1.03		0.88
12/31/2008	13.90	0.20	(7.35)	(7.15)	(0.01)		(0.43)	6.31	(51.30)	214,651	71	1.04		1.67
01/16(a) - 12/31/2007	10.00	0.07	3.83	3.90	-		-	13.90	39.00	388,379	51	1.05		0.57

JNL/Credit Suisse Long/Short Fund

Class A
12/31/2009	6.11	0.06	1.46	1.52	(0.05)		-	7.58	24.86	90,306	909	1.54	(g)	0.98
12/31/2008	10.85	0.09	(4.22)	(4.13)	-		(0.61)	6.11	(37.68)	41,879	455	1.59	(g)	0.98
01/16(a) - 12/31/2007	10.00	(0.02)	0.87	0.85	-		-	10.85	8.50	68,632	240	2.26	(g)	(0.19)

JNL/Eagle Core Equity Fund

Class A
12/31/2009	4.96	0.05	1.63	1.68	(0.07)		-	6.57	33.83	84,192	36	0.96		0.84
12/31/2008	14.53	0.16	(5.92)	(5.76)	(0.34)		(3.47)	4.96	(39.04)	42,644	57	0.96		1.35
12/31/2007	17.22	0.20	(0.12)	0.08	(0.35)		(2.42)	14.53	0.59	81,088	43	0.94		1.13
12/31/2006	15.33	0.15	1.74	1.89	0.00	(f)	-	17.22	12.35	177,972	109	0.96		0.92
12/31/2005	14.96	0.14	0.36	0.50	(0.13)		-	15.33	3.37	244,280	106	0.96		0.77

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from								Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of		Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to		Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net		to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)		Net Assets (c)
JNL/Eagle SmallCap Equity Fund

Class A
12/31/2009	$ 11.91	$ 0.04	$ 4.19	$ 4.23	$ -	$ -	$ 16.14	35.52%	$ 279,448	67%		1.03%		0.34%
12/31/2008	20.73	(0.04)	(7.93)	(7.97)	-	(0.85)	11.91	(38.34)	164,108	69		1.03		(0.25)
12/31/2007	22.19	(0.11)	2.65	2.54	-	(4.00)	20.73	12.14	231,713	81		1.03		(0.45)
12/31/2006	20.13	(0.15)	4.17	4.02	-	(1.96)	22.19	20.03	199,096	68		1.05		(0.67)
12/31/2005	19.97	(0.15)	0.66	0.51	-	(0.35)	20.13	2.52	159,471	57		1.06		(0.72)

JNL/Franklin Templeton Global Growth Fund

Class A
12/31/2009	5.92	0.10	1.74	1.84	(0.12)	-	7.64	31.06	375,505	5		1.10		1.58
12/31/2008	9.99	0.17	(4.24)	(4.07)	0.00 (f)	0.00 (f)	5.92	(40.72)	236,023	11		1.11		2.18
01/16(a) - 12/31/2007	10.00	0.11	(0.05)	0.06	(0.06)	(0.01)	9.99	0.63	318,542	3		1.10		1.15

JNL/Franklin Templeton Income Fund

Class A
12/31/2009	7.39	0.55	1.88	2.43	(0.53)	-	9.29	32.92	728,236	39		1.00		6.51
12/31/2008	10.53	0.66	(3.79)	(3.13)	(0.01)	-	7.39	(29.74)	432,233	56		1.00		7.05
12/31/2007	10.70	0.60	(0.40)	0.20	(0.35)	(0.02)	10.53	1.85	549,659	21	(i)	1.02		5.45
05/01(a)-12/31/2006	10.00	0.34	0.64	0.98	(0.26)	(0.02)	10.70	9.78	64,653	43		1.10		4.85

JNL/Franklin Templeton Mutual Shares Fund

Class A
12/31/2009	6.20	0.10	1.55	1.65	(0.24)	-	7.61	26.74	423,572	61		1.11	(j)	1.48
12/31/2008	10.02	0.14	(3.94)	(3.80)	-	(0.02)	6.20	(37.90)	255,941	49		1.08	(j)	1.67
01/16(a) - 12/31/2007	10.00	0.16	(0.14)	0.02	-	-	10.02	0.20	344,535	33		1.07	(j)	1.60

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Franklin Templeton Small Cap Value Fund

Class A
12/31/2009	$ 6.56	$ 0.07	$ 2.15	$ 2.22	$ (0.06)	$ -	$ 8.72	33.80%	$ 167,589	2%		1.16%	0.89%
12/31/2008	11.38	0.11	(3.97)	(3.86)	(0.10)	(0.86)	6.56	(33.23)	86,399	14		1.16	1.10
12/31/2007	12.86	0.11	(0.90)	(0.79)	(0.09)	(0.60)	11.38	(6.14)	100,289	26		1.16	0.80
12/31/2006	11.03	0.08	1.88	1.96	(0.02)	(0.11)	12.86	17.71	130,608	6		1.16	0.67
05/02(a)-12/31/2005	10.00	0.02	1.01	1.03	-	-	11.03	10.30	72,399	5		1.14	0.39

JNL/Goldman Sachs Core Plus Bond Fund

Class A
12/31/2009	10.71	0.45	1.07	1.52	(0.50)	(0.05)	11.68	14.16	782,744	430	(k)	0.90	3.90
12/31/2008	12.01	0.55	(1.18)	(0.63)	(0.48)	(0.19)	10.71	(5.17)	564,785	462		0.90	4.76
12/31/2007	11.60	0.57	0.23	0.80	(0.39)	-	12.01	6.91	614,033	186	(k)	0.91	4.79
12/31/2006	11.08	0.54	(0.01)	0.53	(0.01)	-	11.60	4.77	460,890	113	(k)	0.92	4.81
12/31/2005	11.47	0.44	(0.14)	0.30	(0.48)	(0.21)	11.08	2.62	338,943	97	(k)	0.93	4.44

JNL/Goldman Sachs Emerging Markets Debt Fund

Class A
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	-	11.89	23.06	193,046	94		1.11	3.89
10/06(a)-12/31/2008	10.00	0.09	(0.42)	(0.33)	-	-	9.67	(3.30)	28,973	44		1.11	3.92

JNL/Goldman Sachs Mid Cap Value Fund

Class A
12/31/2009	6.51	0.09	2.04	2.13	(0.08)	-	8.56	32.65	275,024	113		1.03	1.29
12/31/2008	12.82	0.09	(4.82)	(4.73)	(0.11)	(1.47)	6.51	(36.09)	134,460	98		1.04	0.83
12/31/2007	12.96	0.14	0.22	0.36	(0.08)	(0.42)	12.82	2.80	169,388	117		1.03	1.01
12/31/2006	11.39	0.11	1.68	1.79	(0.04)	(0.18)	12.96	15.73	144,432	47		1.05	0.90
05/02(a)-12/31/2005	10.00	0.06	1.33	1.39	-	-	11.39	13.90	85,789	34		1.06	1.02

Class B
12/31/2009	6.50	0.11	2.04	2.15	(0.09)	-	8.56	33.09	5,701	113		0.83	1.55
12/31/2008	12.83	0.12	(4.85)	(4.73)	(0.13)	(1.47)	6.50	(36.03)	244	98		0.84	1.11
12/31/2007	12.99	0.16	0.22	0.38	(0.12)	(0.42)	12.83	2.97	210	117		0.83	1.16
12/31/2006	11.40	0.13	1.70	1.83	(0.06)	(0.18)	12.99	16.06	206	47		0.85	1.09
05/02(a)-12/31/2005	10.00	0.07	1.33	1.40	-	-	11.40	14.00	151	34		0.86	1.22

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Ivy Asset Strategy Fund

Class A
9/28 (a) - 12/31/2009	$ 10.00	$ 0.01	$ 0.40	$ 0.41	$ -	$ -	$ 10.41	4.10%	$ 196,774	16%		1.25%	0.52%

JNL/JPMorgan International Value Fund

Class A
12/31/2009	5.72	0.14	1.58	1.72	(0.27)	-	7.17	30.17	549,144	92		1.03	2.24
12/31/2008	14.35	0.38	(6.85)	(6.47)	(0.25)	(1.91)	5.72	(44.49)	346,379	90		1.01	3.40
12/31/2007	14.02	0.27	1.36	1.63	(0.17)	(1.13)	14.35	11.97	727,077	98		1.01	1.81
12/31/2006	10.94	0.26	3.23	3.49	(0.08)	(0.33)	14.02	31.98	485,663	83		1.04	2.09
12/31/2005	9.29	0.13	1.59	1.72	(0.01)	(0.06)	10.94	18.57	234,118	72		1.08	1.63

JNL/JPMorgan MidCap Growth Fund

Class A
12/31/2009	11.15	(0.03)	4.82	4.79	-	-	15.94	42.96	163,690	82		1.01	(0.25)
12/31/2008	20.07	(0.05)	(8.87)	(8.92)	-	-	11.15	(44.44)	91,958	105		1.02	(0.30)
12/31/2007	18.59	(0.03)	1.51	1.48	-	-	20.07	7.96	184,228	184		1.01	(0.16)
12/31/2006	16.59	(0.01)	2.01	2.00	-	-	18.59	12.06	221,504	151		1.01	(0.07)
12/31/2005	15.67	(0.02)	0.99	0.97	(0.05)	-	16.59	6.16	217,173	149		1.01	(0.11)

JNL/JPMorgan U.S. Government & Quality Bond Fund

Class A
12/31/2009	12.25	0.47	(0.01)	0.46	(0.32)	-	12.39	3.69	693,017	12		0.73	3.78
12/31/2008	11.74	0.49	0.27	0.76	(0.25)	-	12.25	6.53	680,849	14		0.76	4.06
12/31/2007	11.43	0.53	0.20	0.73	(0.42)	-	11.74	6.38	265,662	57	(m)	0.78	4.51
12/31/2006	11.07	0.46	(0.10)	0.36	-	-	11.43	3.25	235,088	114	(m)	0.79	4.16
12/31/2005	11.31	0.41	(0.14)	0.27	(0.41)	(0.10)	11.07	2.35	214,590	39	(m)	0.79	3.76

JNL/Lazard Emerging Markets Fund

Class A
12/31/2009	5.88	0.16	4.06	4.22	(0.14)	-	9.96	71.74	735,862	49		1.27	1.98
12/31/2008	14.47	0.38	(7.64)	(7.26)	(0.08)	(1.25)	5.88	(50.05)	211,608	64		1.28	3.21
12/31/2007	10.99	0.18	3.32	3.50	(0.02)	-	14.47	31.81	411,866	53		1.29	1.37
05/01(a)-12/31/2006	10.00	0.10	0.89	0.99	-	-	10.99	9.90	88,626	28		1.35	1.52

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Lazard Mid Cap Equity Fund

Class A
12/31/2009	$ 6.82	$ 0.07	$ 2.63	$ 2.70	$ (0.06)	$ -	$ 9.46	39.65%	$ 164,730	79%	1.03%	0.86%
12/31/2008	11.47	0.15	(4.62)	(4.47)	(0.13)	(0.05)	6.82	(38.96)	125,184	81	1.02	1.50
12/31/2007	14.08	0.11	(0.50)	(0.39)	(0.08)	(2.14)	11.47	(2.61)	243,429	84	1.02	0.71
12/31/2006	13.54	0.07	1.89	1.96	(0.07)	(1.35)	14.08	14.56	217,646	70	1.03	0.50
12/31/2005	14.66	0.07	1.24	1.31	(0.06)	(2.37)	13.54	8.81	228,735	85	1.03	0.49

JNL/M&G Global Basics Fund

Class A
12/31/2009	8.42	0.05	3.89	3.94	(0.03)	(0.06)	12.27	46.88	29,708	43	1.21	0.47
10/06(a)-12/31/2008	10.00	-	(1.58)	(1.58)	-	-	8.42	(15.80)	4,703	10	1.24	(0.03)

JNL/M&G Global Leaders Fund

Class A
12/31/2009	8.35	0.09	3.03	3.12	(0.06)	-	11.41	37.43	17,302	39	1.21	0.87
10/06(a)-12/31/2008	10.00	0.02	(1.66)	(1.64)	(0.01)	-	8.35	(16.43)	4,501	34	1.23	0.82

JNL/Mellon Capital Management European 30 Fund

Class A
12/31/2009	8.59	0.29	3.23	3.52	(0.25)	(0.56)	11.30	41.03	13,238	65	0.78	2.76
10/06(a)-12/31/2008	10.00	0.04	(1.41)	(1.37)	(0.04)	-	8.59	(13.74)	2,055	-	0.84	2.26

JNL/Mellon Capital Management Pacific Rim 30 Fund

Class A
12/31/2009	9.60	0.21	2.11	2.32	(0.15)	(0.51)	11.26	24.15	16,625	47	0.78	1.95
10/06(a)-12/31/2008	10.00	0.02	(0.42)	(0.40)	-	-	9.60	(4.00)	3,299	-	0.82	0.78

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized			Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on		Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment		Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions		of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management S&P 500 Index Fund

Class A
12/31/2009	$ 7.54	$ 0.14	$ 1.82	$ 1.96	$ (0.12)	$ -		$ 9.38	25.97%	$ 900,282	4%	0.60%	1.76%
12/31/2008	12.36	0.19	(4.84)	(4.65)	(0.17)	-		7.54	(37.64)	457,126	7	0.60	1.80
12/31/2007	12.06	0.18	0.40	0.58	(0.16)	(0.12)		12.36	4.90	656,286	3	0.59	1.45
12/31/2006	10.68	0.16	1.45	1.61	(0.15)	(0.08)		12.06	15.08	559,179	1	0.60	1.42
12/31/2005	10.66	0.13	0.34	0.47	(0.12)	(0.33)		10.68	4.37	427,375	14	0.61	1.30

Class B
12/31/2009	7.66	0.16	1.85	2.01	(0.13)	-		9.54	26.26	10,996	4	0.40	2.02
12/31/2008	12.57	0.21	(4.93)	(4.72)	(0.19)	-		7.66	(37.57)	8,916	7	0.40	2.01
12/31/2007	12.27	0.21	0.41	0.62	(0.20)	(0.12)		12.57	5.14	10,797	3	0.39	1.65
12/31/2006	10.76	0.21	1.44	1.65	(0.06)	(0.08)		12.27	15.29	9,547	1	0.40	1.74
12/31/2005	10.72	0.15	0.34	0.49	(0.12)	(0.33)		10.76	4.54	537	14	0.41	1.50

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Class A
12/31/2009	8.17	0.13	2.98	3.11	(0.11)	-		11.17	38.03	469,779	14	0.61	1.35
12/31/2008	14.78	0.17	(5.75)	(5.58)	(0.13)	(0.90)		8.17	(37.58)	284,426	30	0.61	1.35
12/31/2007	14.96	0.17	0.93	1.10	(0.05)	(1.23)		14.78	7.45	464,641	25	0.60	1.06
12/31/2006	14.21	0.14	1.24	1.38	(0.13)	(0.50)		14.96	9.69	381,163	10	0.61	0.97
12/31/2005	13.28	0.09	1.51	1.60	(0.10)	(0.57)		14.21	11.98	288,486	15	0.61	0.82

Class B
12/31/2009	8.26	0.14	3.03	3.17	(0.13)	-		11.30	38.34	4,541	14	0.41	1.55
12/31/2008	14.95	0.20	(5.83)	(5.63)	(0.16)	(0.90)		8.26	(37.51)	2,613	30	0.41	1.55
12/31/2007	15.07	0.21	0.94	1.15	(0.04)	(1.23)		14.95	7.69	3,470	25	0.40	1.27
12/31/2006	14.22	0.19	1.22	1.41	(0.06)	(0.50)		15.07	9.91	2,804	10	0.41	1.26
12/31/2005	13.27	0.11	1.51	1.62	(0.10)	(0.57)		14.22	12.14	245	15	0.41	1.02

JNL/Mellon Capital Management Small Cap Index Fund

Class A
12/31/2009	7.97	0.09	2.10	2.19	(0.07)	(0.05)		10.04	27.54	470,449	17	0.61	1.08
12/31/2008	13.53	0.11	(4.87)	(4.76)	(0.15)	(0.65)		7.97	(35.01)	241,444	29	0.61	0.96
12/31/2007	14.79	0.18	(0.51)	(0.33)	(0.04)	(0.89)		13.53	(2.11)	361,126	21	0.60	1.21
12/31/2006	13.44	0.15	2.19	2.34	(0.12)	(0.87)		14.79	17.49	339,124	17	0.60	1.02
12/31/2005	13.43	0.08	0.49	0.57	(0.09)	(0.47)		13.44	4.22	237,460	16	0.60	0.84

Class B
12/31/2009	8.05	0.11	2.11	2.22	(0.08)	(0.05)		10.14	27.68	3,916	17	0.41	1.30
12/31/2008	13.66	0.14	(4.92)	(4.78)	(0.18)	(0.65)		8.05	(34.83)	2,299	29	0.41	1.17
12/31/2007	14.86	0.21	(0.50)	(0.29)	(0.02)	(0.89)		13.66	(1.84)	2,771	21	0.40	1.41
12/31/2006	13.42	0.20	2.16	2.36	(0.05)	(0.87)		14.86	17.66	2,714	17	0.40	1.33
12/31/2005	13.39	0.10	0.49	0.59	(0.09)	(0.47)		13.42	4.38	248	16	0.40	1.04

JNL/Mellon Capital Management International Index Fund

Class A
12/31/2009	9.41	0.25	2.50	2.75	(0.26)	0.00	(f)	11.90	29.28	721,755	2	0.69	2.43
12/31/2008	17.55	0.47	(8.00)	(7.53)	(0.30)	(0.31)		9.41	(42.92)	369,368	15	0.65	3.31
12/31/2007	16.54	0.40	1.29	1.69	(0.45)	(0.23)		17.55	10.39	645,505	5	0.65	2.23
12/31/2006	13.59	0.32	3.15	3.47	(0.37)	(0.15)		16.54	25.58	497,487	2	0.66	2.11
12/31/2005	13.67	0.29	1.53	1.82	(0.27)	(1.63)		13.59	13.31	294,677	43	0.66	2.08

Class B
12/31/2009	9.68	0.30	2.56	2.86	(0.28)	0.00	(f)	12.26	29.57	18,284	2	0.49	2.83
12/31/2008	18.04	0.52	(8.24)	(7.72)	(0.33)	(0.31)		9.68	(42.82)	6,256	15	0.45	3.55
12/31/2007	16.88	0.44	1.32	1.76	(0.37)	(0.23)		18.04	10.56	10,527	5	0.45	2.43
12/31/2006	13.60	0.22	3.30	3.52	(0.09)	(0.15)		16.88	25.93	5,982	2	0.47	1.40
12/31/2005	13.66	0.31	1.53	1.84	(0.27)	(1.63)		13.60	13.46	374	43	0.46	2.28

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net		Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment		& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Mellon Capital Management Bond Index Fund

Class A
12/31/2009	$ 11.07	$ 0.42		$ 0.21	$ 0.63	$ (0.30)	$ (0.01)	$ 11.39	5.65%	$ 793,123	87%	(n)	0.60%	3.67%
12/31/2008	11.16	0.52		(0.10)	0.42	(0.51)	-	11.07	3.79	379,239	51	(n)	0.61	4.60
12/31/2007	10.92	0.52		0.18	0.70	(0.46)	-	11.16	6.43	349,683	45	(n)	0.60	4.68
12/31/2006	10.75	0.48		(0.09)	0.39	(0.22)	-	10.92	3.64	247,489	65	(n)	0.61	4.42
12/31/2005	10.83	0.18		0.02	0.20	(0.22)	(0.06)	10.75	1.85	180,542	361		0.61	3.46

Class B
12/31/2009	11.36	0.46		0.21	0.67	(0.31)	(0.01)	11.71	5.90	2,647	87	(n)	0.40	3.92
12/31/2008	11.44	0.56		(0.11)	0.45	(0.53)	-	11.36	3.98	1,596	51	(n)	0.41	4.81
12/31/2007	11.05	0.55		0.19	0.74	(0.35)	-	11.44	6.68	906	45	(n)	0.41	4.88
12/31/2006	10.70	0.50		(0.09)	0.41	(0.06)	-	11.05	3.85	692	65	(n)	0.41	4.65
12/31/2005	10.76	0.20		0.02	0.22	(0.22)	(0.06)	10.70	2.04	147	361		0.41	3.66

JNL/Mellon Capital Management Global Alpha Fund

Class A
9/28 (a) - 12/31/2009	10.00	(0.03)		(0.09)	(0.12)	-	-	9.88	(1.20)	62,275	0		1.35	(1.28)

JNL/Oppenheimer Global Growth Fund

Class A
12/31/2009	7.00	0.10		2.65	2.75	(0.12)	(0.49)	9.14	39.42	289,972	21		1.06	1.19
12/31/2008	14.97	0.21		(6.42)	(6.21)	(0.17)	(1.59)	7.00	(40.86)	176,084	22		1.06	1.71
12/31/2007	15.25	0.13		0.81	0.94	(0.12)	(1.10)	14.97	6.33	372,934	31		1.05	0.79
12/31/2006	13.53	0.08		2.21	2.29	(0.07)	(0.50)	15.25	16.96	349,246	30		1.06	0.58
12/31/2005	11.92	0.08		1.56	1.64	(0.03)	-	13.53	13.74	289,390	27		1.06	0.74

JNL/PAM Asia ex-Japan Fund
Class A
12/31/2009	4.80	0.03		3.31	3.34	0.00 (f)	-	8.14	69.59	108,276	39		1.27	0.46
12/31/2008	9.80	0.12		(5.03)	(4.91)	(0.09)	-	4.80	(50.09)	7,727	132		1.29	1.66
12/03(a) - 12/31/2007	10.00	(0.01)		(0.19)	(0.20)	-	-	9.80	(2.00)	11,747	-		1.30	(0.67)

JNL/PAM China-India Fund

Class A
12/31/2009	4.23	(0.00)	(f)	3.48	3.48	-	-	7.71	82.27	233,497	73		1.33	0.05
12/31/2008	9.98	0.03		(5.78)	(5.75)	-	-	4.23	(57.62)	25,987	188		1.41	0.51
12/03(a) - 12/31/2007	10.00	(0.01)		(0.01)	(0.02)	-	-	9.98	(0.20)	4,888	-		1.40	(0.93)

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from								Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized			Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on		Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment		Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions		of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/PIMCO Real Return Fund

Class A
12/31/2009	$ 10.10	$ 0.30	$ 1.44	$ 1.74	$ (0.27)	$ -		$ 11.57	17.25%	$ 1,189,828	722%		0.81%	2.69%
12/31/2008	11.09	0.39	(0.82)	(0.43)	(0.16)	(0.40)		10.10	(3.73)	663,938	2,289		0.81	3.44
01/16(a) - 12/31/2007	10.00	0.43	0.66	1.09	-	-		11.09	10.90	397,393	1,215	(o)	0.80	4.27

JNL/PIMCO Total Return Bond Fund

Class A
12/31/2009	11.07	0.48	1.24	1.72	(0.29)	(0.31)		12.19	15.45	2,348,470	177		0.81	4.04
12/31/2008	12.04	0.51	(0.48)	0.03	(0.53)	(0.47)		11.07	0.40	1,325,740	660		0.81	4.22
12/31/2007	11.66	0.54	0.42	0.96	(0.56)	(0.02)		12.04	8.25	1,037,811	119	(p)	0.80	4.54
12/31/2006	11.70	0.50	(0.10)	0.40	(0.44)	0.00	(f)	11.66	3.38	760,176	63	(p)	0.81	4.20
12/31/2005	11.96	0.27	0.02	0.29	(0.33)	(0.22)		11.70	2.40	571,892	183	(p)	0.81	3.15

Class B
12/31/2009	11.67	0.53	1.30	1.83	(0.30)	(0.31)		12.89	15.66	14,110	177		0.61	4.21
12/31/2008	12.64	0.56	(0.51)	0.05	(0.55)	(0.47)		11.67	0.57	9,891	660		0.61	4.40
12/31/2007	12.22	0.59	0.45	1.04	(0.60)	(0.02)		12.64	8.53	8,145	119	(p)	0.61	4.74
12/31/2006	11.91	0.55	(0.13)	0.42	(0.11)	0.00	(f)	12.22	3.57	6,953	63	(p)	0.60	4.51
12/31/2005	12.15	0.29	0.02	0.31	(0.33)	(0.22)		11.91	2.52	174	183	(p)	0.60	3.36

JNL/PPM America High Yield Bond Fund

Class A
12/31/2009	4.46	0.50	1.56	2.06	(0.37)	-		6.15	46.30	566,513	50		0.78	8.87
12/31/2008	7.43	0.59	(2.93)	(2.34)	(0.63)	-		4.46	(30.75)	188,010	78		0.79	8.82
12/31/2007	8.22	0.66	(0.75)	(0.09)	(0.70)	-		7.43	(1.10)	303,282	95		0.78	7.92
12/31/2006	7.95	0.62	0.21	0.83	(0.56)	-		8.22	10.51	365,753	62		0.80	7.49
12/31/2005	8.51	0.62	(0.48)	0.14	(0.62)	(0.08)		7.95	1.69	276,421	33		0.81	7.39

Class B
12/31/2009	4.86	0.55	1.71	2.26	(0.38)	-		6.74	46.58	5,989	50		0.58	9.22
12/31/2008	8.02	0.65	(3.17)	(2.52)	(0.64)	-		4.86	(30.65)	3,280	78		0.59	9.09
12/31/2007	8.81	0.72	(0.79)	(0.07)	(0.72)	-		8.02	(0.79)	3,999	95		0.58	8.12
12/31/2006	8.12	0.66	0.21	0.87	(0.18)	-		8.81	10.72	4,443	62		0.59	7.60
12/31/2005	8.66	0.64	(0.48)	0.16	(0.62)	(0.08)		8.12	1.89	214	33		0.60	7.60

JNL/PPM America Mid Cap Value Fund

Class A
12/31/2009	5.62	0.05	2.61	2.66	(0.03)	-		8.25	47.38	20,020	89		1.06	0.77
03/31(a)-12/31/2008	10.00	0.07	(4.37)	(4.30)	(0.08)	-		5.62	(43.00)	5,011	154		1.06	1.05

JNL/PPM America Small Cap Value Fund

Class A
12/31/2009	6.27	0.04	2.09	2.13	(0.03)	-		8.37	33.97	15,861	114		1.06	0.60
03/31(a)-12/31/2008	10.00	0.06	(3.75)	(3.69)	(0.04)	-		6.27	(36.85)	8,356	66		1.06	1.02

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/PPM America Value Equity Fund

Class A
12/31/2009	$ 7.57	$ 0.14	$ 3.23	$ 3.37	$ (0.48)	$ -	$ 10.46	44.58%	$ 93,660	63%	0.86%	1.65%
12/31/2008	19.15	0.35	(9.54)	(9.19)	(0.39)	(2.00)	7.57	(47.21)	87,770	96	0.86	2.28
12/31/2007	20.44	0.33	(1.48)	(1.15)	(0.14)	-	19.15	(5.63)	219,654	86	0.86	1.55
12/31/2006	18.09	0.17	2.19	2.36	(0.01)	-	20.44	13.03	165,734	145	0.97	0.92
12/31/2005	17.42	0.24	0.61	0.85	(0.18)	-	18.09	4.91	181,363	79	0.97	0.97

JNL/Red Rocks Listed Private Equity Fund (h)

Class A
12/31/2009	5.91	0.07	2.31	2.38	(0.25)	(0.01)	8.03	40.33	223,873	34	1.20	0.92
10/06(a)-12/31/2008	10.00	0.04	(4.10)	(4.06)	(0.03) (s)	-	5.91	(40.56)	15,265	6	1.22	2.55

JNL/S&P Managed Conservative Fund (h)

Class A
12/31/2009	9.35	0.26	1.00	1.26	(0.17)	(0.10)	10.34	13.53	623,958	11	0.18	2.66
12/31/2008	11.47	0.32	(1.90)	(1.58)	(0.39)	(0.15)	9.35	(13.75)	407,426	30	0.19	2.95
12/31/2007	11.29	0.34	0.37	0.71	(0.27)	(0.26)	11.47	6.30	264,755	54	0.18	2.92
12/31/2006	10.70	0.20	0.64	0.84	(0.18)	(0.07)	11.29	7.85	137,126	39	0.19	1.82
12/31/2005	10.35	0.26	0.13	0.39	(0.03)	(0.01)	10.70	3.73	80,642	16	0.19	3.54

JNL/S&P Managed Moderate Fund (h)

Class A
12/31/2009	8.97	0.25	1.43	1.68	(0.12)	(0.12)	10.41	18.63	1,021,335	6	0.17	2.57
12/31/2008	12.21	0.26	(2.85)	(2.59)	(0.41)	(0.24)	8.97	(21.24)	557,615	28	0.18	2.36
12/31/2007	11.90	0.28	0.64	0.92	(0.29)	(0.32)	12.21	7.74	521,470	30	0.19	2.26
12/31/2006	11.04	0.17	0.97	1.14	(0.13)	(0.15)	11.90	10.39	314,249	35	0.19	1.44
12/31/2005	10.54	0.24	0.29	0.53	(0.02)	(0.01)	11.04	4.99	157,719	11	0.18	3.13

JNL/S&P Managed Moderate Growth Fund (h)

Class A
12/31/2009	8.79	0.21	1.86	2.07	(0.07)	(0.25)	10.54	23.46	1,774,984	13	0.16	2.14
12/31/2008	13.20	0.17	(3.80)	(3.63)	(0.27)	(0.51)	8.79	(27.50)	997,961	28	0.16	1.45
12/31/2007	13.08	0.19	0.92	1.11	(0.28)	(0.71)	13.20	8.65	1,403,279	34	0.16	1.34
12/31/2006	12.13	0.12	1.36	1.48	(0.12)	(0.41)	13.08	12.17	1,123,984	29	0.16	0.97
12/31/2005	11.67	0.34	0.41	0.75	(0.20)	(0.09)	12.13	6.41	861,543	21	0.17	1.39

JNL/S&P Managed Growth Fund (h)

Class A
12/31/2009	7.94	0.14	2.09	2.23	(0.16)	(0.30)	9.71	28.06	1,479,759	8	0.16	1.55
12/31/2008	13.84	0.10	(5.00)	(4.90)	(0.07)	(0.93)	7.94	(35.36)	808,800	32	0.16	0.80
12/31/2007	13.62	0.12	1.05	1.17	(0.24)	(0.71)	13.84	8.70	1,388,072	34	0.15	0.86
12/31/2006	12.56	0.07	1.71	1.78	(0.07)	(0.65)	13.62	14.15	1,246,802	34	0.16	0.53
12/31/2005	12.23	0.30	0.61	0.91	(0.13)	(0.45)	12.56	7.44	1,059,806	32	0.16	0.62

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/S&P Managed Aggressive Growth Fund (h)

Class A
12/31/2009	$ 8.39	$ 0.10	$ 2.51	$ 2.61	$ (0.21)	$ (0.33)	$ 10.46	31.05%	$ 582,868	19%	0.19%	1.07%
12/31/2008	14.89	0.06	(5.90)	(5.84)	(0.05)	(0.61)	8.39	(39.16)	414,718	42	0.18	0.50
12/31/2007	13.91	0.08	1.19	1.27	(0.24)	(0.05)	14.89	9.17	702,285	46	0.17	0.56
12/31/2006	12.80	0.04	1.95	1.99	(0.04)	(0.84)	13.91	15.57	672,325	33	0.17	0.28
12/31/2005	11.89	0.25	0.76	1.01	(0.10)	-	12.80	8.48	657,320	35	0.18	0.22

JNL Series Trust
Financial Highlights

		Increase (Decrease) from							Distributions from									Ratio of Net
	Net Asset	Investment Operations (e)							Net Realized		Supplemental Data					Ratio of		Investment
	Value	Net		Net Realized	Total from		Distributions from		Gains on	Net Asset			Net Assets,			Expenses to		Income (Loss)
	Beginning	Investment		& Unrealized	Investment		Net Investment		Investment	Value, End	Total		End of Period	Portfolio		Average Net		to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations		Income		Transactions	of Period	Return (b)		(in thousands)	Turnover (d)		Assets (c)		Net Assets (c)
JNL/Select Balanced Fund
Class A
12/31/2009	12.81	0.34		2.19	2.53		(0.33)		-	15.01	19.78		736,864	54	(q)	0.78		2.53
12/31/2008	17.56	0.48		(4.18)	(3.70)		(0.39)		(0.66)	12.81	(20.79)		455,105	60	(q)	0.78		2.98
12/31/2007	17.35	0.48		0.81	1.29		(0.37)		(0.71)	17.56	7.49		526,511	41	(q)	0.78		2.62
12/31/2006	15.75	0.42		1.73	2.15		(0.31)		(0.24)	17.35	13.65		439,868	46	(q)	0.79		2.55
12/31/2005	17.12	0.34		0.58	0.92		(0.38)		(1.91)	15.75	5.30		396,350	42	(q)	0.79		2.22

JNL/Select Money Market Fund
Class A
12/31/2009	1.00	0.00	(f)	-	0.00	(f)	0.00	(f)	-	1.00	0.15	(v)	1,140,511	n/a		0.47	(w)	0.16 (w)
12/31/2008	1.00	0.02		0.00	0.02		(0.02)		-	1.00	2.20	(r)	1,340,054	n/a		0.57		2.08
12/31/2007	1.00	0.05		0.00	0.05		(0.05)		-	1.00	4.76		651,204	n/a		0.58		4.63
12/31/2006	1.00	0.04		0.00	0.04		(0.04)		-	1.00	4.49		269,095	n/a		0.59		4.42
12/31/2005	1.00	0.02		0.00	0.02		(0.02)		-	1.00	2.71		258,452	n/a		0.60		2.66

Class B
12/31/2009	1.00	0.00	(f)	-	0.00	(f)	0.00	(f)	-	1.00	0.21	(v)	7,270	n/a		0.37	(w)	0.24 (w)
12/31/2008	1.00	0.02		0.00	0.02		(0.02)		-	1.00	2.40	(r)	7,220	n/a		0.37		2.32
12/31/2007	1.00	0.05		0.00	0.05		(0.05)		-	1.00	4.97		4,617	n/a		0.38		4.84
12/31/2006	1.00	0.05		0.00	0.05		(0.05)		-	1.00	4.70		2,955	n/a		0.39		4.80
12/31/2005	1.00	0.02		0.00	0.02		(0.02)		-	1.00	2.91		469	n/a		0.40		2.88

JNL/Select Value Fund
Class A
12/31/2009	12.60	0.22		2.80	3.02		(0.21)		-	15.41	23.98		762,013	42		0.82		1.64
12/31/2008	19.33	0.32		(6.76)	(6.44)		(0.01)		(0.28)	12.60	(33.35)		484,751	54		0.83		1.97
12/31/2007	19.42	0.29		1.22	1.51		(0.26)		(1.34)	19.33	7.90		538,410	41		0.83		1.39
12/31/2006	16.90	0.25		3.28	3.53		(0.31)		(0.70)	19.42	20.86		481,805	34		0.84		1.37
12/31/2005	16.71	0.17		1.20	1.37		(0.20)		(0.98)	16.90	8.15		277,461	29		0.86		1.41

Class B
12/31/2009	12.79	0.25		2.84	3.09		(0.23)		-	15.65	24.18		14,220	42		0.62		1.87
12/31/2008	19.57	0.36		(6.85)	(6.49)		(0.01)		(0.28)	12.79	(33.19)		10,950	54		0.63		2.13
12/31/2007	19.66	0.33		1.25	1.58		(0.33)		(1.34)	19.57	8.13		15,294	41		0.63		1.59
12/31/2006	16.91	0.34		3.22	3.56		(0.11)		(0.70)	19.66	21.05		12,976	34		0.64		1.76
12/31/2005	16.68	0.21		1.20	1.41		(0.20)		(0.98)	16.91	8.41		158	29		0.65		1.62

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from								Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized			Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on		Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment		Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions		of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/T. Rowe Price Established Growth Fund
Class A
12/31/2009	$ 12.70	$ 0.02	$ 5.50	$ 5.52	$ (0.04)		$ -		$ 18.18	43.49%	$ 916,445	62%		0.91%	0.12%
12/31/2008	22.49	0.06	(9.69)	(9.63)	(0.02)		(0.14)		12.70	(42.85)	581,447	54		0.90	0.30
12/31/2007	21.84	0.09	2.16	2.25	(0.08)		(1.52)		22.49	10.12	1,043,708	56		0.88	0.40
12/31/2006	19.44	0.09	2.57	2.66	(0.09)		(0.17)		21.84	13.70	750,771	46		0.90	0.46
12/31/2005	18.36	0.04	1.08	1.12	(0.04)		-		19.44	6.09	732,553	41		0.91	0.24

Class B
12/31/2009	12.83	0.05	5.57	5.62	(0.08)		-		18.37	43.79	30,411	62		0.71	0.33
12/31/2008	22.69	0.09	(9.79)	(9.70)	(0.02)		(0.14)		12.83	(42.75)	19,925	54		0.70	0.50
12/31/2007	22.02	0.15	2.09	2.24	(0.12)		(1.45)		22.69	10.31	34,482	56		0.68	0.62
12/31/2006	19.50	0.14	2.58	2.72	(0.03)		(0.17)		22.02	13.95	32,185	46		0.70	0.64
12/31/2005	18.38	0.06	1.10	1.16	(0.04)		-		19.50	6.30	193	41		0.70	0.45

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
12/31/2009	16.20	(0.05)	7.65	7.60	-		(0.01)	(x)	23.79	46.93	820,894	32		1.02	(0.26)
12/31/2008	30.37	(0.04)	(12.33)	(12.37)	-		(1.80)		16.20	(40.68)	425,184	37		1.02	(0.14)
12/31/2007	29.05	(0.01)	4.97	4.96	0.00	(f)	(3.64)		30.37	17.26	697,484	45		1.02	(0.04)
12/31/2006	29.64	0.05	1.96	2.01	(0.05)		(2.55)		29.05	6.76	625,869	37		1.02	0.16
12/31/2005	27.87	(0.07)	4.01	3.94	-		(2.17)		29.64	14.10	623,382	30		1.02	(0.32)

Class B
12/31/2009	16.44	(0.01)	7.77	7.76	-		(0.01)	(x)	24.19	47.22	28,372	32		0.82	(0.05)
12/31/2008	30.71	0.01	(12.48)	(12.47)	-		(1.80)		16.44	(40.56)	17,811	37		0.82	0.05
12/31/2007	29.28	0.06	5.01	5.07	0.00	(f)	(3.64)		30.71	17.50	29,638	45		0.82	0.18
12/31/2006	29.76	0.03	2.05	2.08	(0.01)		(2.55)		29.28	6.97	24,998	37		0.81	0.08
12/31/2005	27.92	0.01	4.00	4.01	-		(2.17)		29.76	14.32	276	30		0.82	(0.12)

JNL/T. Rowe Price Short-Term Bond Fund

Class A
12/31/2009	9.36	0.25	0.47	0.72	(0.28)		(0.09)		9.71	7.64	484,832	102		0.74	2.56
12/31/2008	10.49	0.40	(1.04)	(0.64)	(0.45)		(0.04)		9.36	(5.97)	295,409	134		0.74	3.86
12/31/2007	10.31	0.49	0.01	0.50	(0.32)		-		10.49	4.82	311,237	73	(l)	0.75	4.62
05/01(a)-12/31/2006	10.00	0.31	0.00	0.31	-		-		10.31	3.10	327,071	109	(l)	0.74	4.52

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/T. Rowe Price Value Fund
Class A
12/31/2009	$ 6.98	$ 0.15	$ 2.44	$ 2.59	$ (0.13)	$ -	$ 9.44	37.09%	$ 727,672	21%	0.96%	1.89%
12/31/2008	14.65	0.20	(6.20)	(6.00)	(0.24)	(1.43)	6.98	(40.47)	412,536	29	0.96	1.65
12/31/2007	15.62	0.26	(0.14)	0.12	(0.20)	(0.89)	14.65	0.85	707,468	33	0.95	1.59
12/31/2006	13.93	0.22	2.57	2.79	(0.13)	(0.97)	15.62	20.11	681,711	26	0.96	1.48
12/31/2005	13.64	0.13	0.70	0.83	(0.11)	(0.43)	13.93	6.07	544,901	29	0.97	1.08

(a)	Commencement of operations.
(b)
Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)	Annualized for periods less than one year.
(d)	Portfolio turnover excludes dollar roll transactions.
(e)	Calculated using the average shares method for periods ended after December 31, 2005.
(f)	Amount represents less than $0.005.
(g)
Includes dividend expense and borrowing fees on securities sold short for JNL/Credit Suisse Long/Short Fund of 0.37%, 0.40% and 1.06% for Class A and B shares for the periods ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

(h)	Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.
(i)	Portfolio turnover including dollar roll transactions for JNL/Franklin Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.
(j)
Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.05%, 0.01% and 0.01% for Class A and B shares for the periods ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

(k)
Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was  453%, 570%, 332%, and 484%  in  2005, 2006, 2007, and 2009, respectively.  The Fund had no dollar roll transactions for year ended December 31, 2008.

(l)
Portfolio turnover including dollar roll transactions for JNL/T. Rowe Price Short-Term Bond Fund was 118% and 78% for 2006 and 2007, respectively.  The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(m)
Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 487%, 524%, and 217% in 2005, 2006, and 2007, respectively.  The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(n)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 79% , 52%, 52% and 90% in 2006, 2007, 2008 and 2009, respectively.
(o)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.
(p)
Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return Bond Fund was 409%, 271%,  and 402%  in 2005, 2006, and 2007, respectively.  The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(q)	Portfolio turnover including dollar roll transactions for JNL/Select Balanced Fund was 142%, 64%, 76%, 76% and 81% in 2005, 2006, 2007, 2008 and 2009, respectively.
(r)
For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/Select Money Market Fund.  The return for Class A and Class B shares without the contribution was 2.00% and 2.18%, respectively.

(s)	Distribution amount includes a return of capital distribution which was less than $0.005 per share.
(t)	Total return for the JNL/AIM International Growth Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.
(u)
Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

(v)	Total return for the JNL/Select Money Market Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.
(w)	For the JNL/Select Money Market Fund, the ratio of expense to average net assets for Class A and Class B shares without expense waiver was 0.57% and 0.37% , respectively, and the ratio of net investment income to average net assets for Class A and Class B shares without the waiver was 0.06% and 0.24%, respectively.
(x)	Distribution amount includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively.

APPENDIX A

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PROSPECTUS

May 1, 2010

JNL SERIES TRUST

You can find more information about the Trust in:

•
The Trust’s Statement of Additional Information (“SAI”) dated May 1, 2010, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions.  The current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

•
The Trust’s Annual and Semi-Annual Reports to shareholders, which shows the Fund’s actual investments and includes financial statements as of the close of the particular annual or semi-annual period.  The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Series Trust Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC’s Public Reference Room in Washington, D.C.  Reports and other information about the Trust also are available on the EDGAR database on the SEC’s Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549.  You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.

The Trust’s SEC file number is:  811-8894

PROSPECTUS
Class A and B Shares
May 1, 2010
JNL® SERIES TRUST
Business Address:  1 Corporate Way • Lansing, Michigan 48951
Mailing Address:  225 W. Wacker Drive, Suite 1100 • Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (“Trust”).

The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares of the Trust may also be sold directly to qualified and non-qualified retirement plans.  The Trust currently offers shares in the following separate Funds (“Fund” or “Funds”), each with its own investment objective.

JNL/Goldman Sachs Mid Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Value Equity Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund

The JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund are also referred to in this Prospectus as the JNL/S&P Funds.

Each Fund, except the the JNL/S&P Funds, offer two classes of shares, Class A and Class B.  Class A and B shares are described in this Prospectus.

The following Funds are not available as individual investment options.  However, each Fund is an Underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund may invest.

JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund

JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Select Balanced Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Trust’s securities, or determined whether this Prospectus is accurate or complete.  It is a criminal offense to state otherwise.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “S&P 500® Index,” “Standard & Poor’s 500®,” and “S&P MidCap 400 Index®,” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by Jackson National Life Insurance Company (“Jackson”).  The JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor’s Financial Services LLC (“S&P”) and its affiliates.  S&P is not an investment adviser and S&P and its affiliates make no representation regarding the advisability of investing in the Funds or such other fund or vehicle.  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. For more detailed information about the Trust and the Funds, see the Trust’s Statement of Additional Information (“SAI”), which is incorporated by reference into (which means it legally is a part of) this prospectus.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

_______________

I.	Summary Overview Of Each Fund	1

	Investment Objectives/Goals, Fee Table, Portfolio Turnover, Principal Investment Strategies & Risks and Performance, and Management

	JNL/AIM Global Real Estate Fund	1
	JNL/AIM International Growth Fund	3
	JNL/AIM Large Cap Growth Fund	5
	JNL/AIM Small Cap Growth Fund	7
	JNL/Capital Guardian Global Balanced Fund	9
	JNL/Capital Guardian Global Diversified Research Fund	12
	JNL/Capital Guardian U.S. Growth Equity Fund	14
	JNL/Credit Suisse Commodity Securities Fund	16
	JNL/Credit Suisse Long/Short Fund	19
	JNL/Eagle Core Equity Fund	21
	JNL/Eagle SmallCap Equity Fund	23
	JNL/Franklin Templeton Global Growth Fund	25
	JNL/Franklin Templeton Income Fund	27
	JNL/Franklin Templeton International Small Cap Growth Fund	29
	JNL/Franklin Templeton Mutual Shares Fund	31
	JNL/Franklin Templeton Small Cap Value Fund	33
	JNL/Goldman Sachs Core Plus Bond Fund	35
	JNL/Goldman Sachs Emerging Markets Fund	37
	JNL/Goldman Sachs Mid Cap Value Fund	39
	JNL/Ivy Asset Strategy Fund	42
	JNL/JPMorgan International Value Fund	44
	JNL/JPMorgan MidCap Growth Fund	46
	JNL/JPMorgan U.S. Government & Quality Bond Fund	48
	JNL/Lazard Emerging Markets Fund	50
	JNL/Lazard Mid Cap Equity Fund	52
	JNL/M&G Global Basics Fund	54
	JNL/M&G Global Leaders Fund	56
	JNL/Mellon Capital Management European 30 Fund	58
	JNL/Mellon Capital Management Pacific Rim 30 Fund	60
	JNL/Mellon Capital Management S&P 500 Index Fund	62
	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	65
	JNL/Mellon Capital Management Small Cap Index Fund	68
	JNL/Mellon Capital Management International Index Fund	71
	JNL/Mellon Capital Management Bond Index Fund	74
	JNL/Mellon Capital Management Global Alpha Fund	77
	JNL/Oppenheimer Global Growth Fund	79
	JNL/PAM Asia ex-Japan Fund	81
	JNL/PAM China-India Fund	83
	JNL/PIMCO Real Return Fund	85
	JNL/PIMCO Total Return Bond Fund	88
	JNL/PPM America High Yield Bond Fund	91
	JNL/PPM America Mid Cap Value Fund	94
	JNL/PPM America Small Cap Value Fund	96
	JNL/PPM America Value Equity Fund	98
	JNL/Red Rocks Listed Private Equity Fund	101
	JNL/Select Balanced Fund	103
	JNL/Select Money Market Fund	105
	JNL/Select Value Fund	108
	JNL/T. Rowe Price Established Growth Fund	111
	JNL/T. Rowe Price Mid-Cap Growth Fund	114
	JNL/T. Rowe Price Short-Term Bond Fund	117
	JNL/T. Rowe Price Value Fund	119
	JNL/S&P Managed Conservative Fund	121
	JNL/S&P Managed Moderate Fund	123
	JNL/S&P Managed Moderate Growth Fund	125
	JNL/S&P Managed Growth Fund	127
	JNL/S&P Managed Aggressive Growth Fund	129

II.	Information About Purchasing the Funds	131

	Purchase and Sale of Shares, Tax Information, and Payments to Financial Intermediaries

III.	Additional Information About Each Fund	132

	Investment Objectives, Principal Investment Strategies, Related Risks, and Management

	JNL/AIM Global Real Estate Fund	132
	JNL/AIM International Growth Fund	135
	JNL/AIM Large Cap Growth Fund	137
	JNL/AIM Small Cap Growth Fund	139
	JNL/Capital Guardian Global Balanced Fund	141
	JNL/Capital Guardian Global Diversified Research Fund	145
	JNL/Capital Guardian U.S. Growth Equity Fund	147
	JNL/Credit Suisse Commodity Securities Fund	149
	JNL/Credit Suisse Long/Short Fund	152
	JNL/Eagle Core Equity Fund	155
	JNL/Eagle SmallCap Equity Fund	157
	JNL/Franklin Templeton Global Growth Fund	159
	JNL/Franklin Templeton Income Fund	162
	JNL/Franklin Templeton International Small Cap Growth Fund	164
	JNL/Franklin Templeton Mutual Shares Fund	166
	JNL/Franklin Templeton Small Cap Value Fund	169
	JNL/Goldman Sachs Core Plus Bond Fund	171
	JNL/Goldman Sachs Emerging Markets Fund	173
	JNL/Goldman Sachs Mid Cap Value Fund	176
	JNL/Ivy Asset Strategy Fund	179
	JNL/JPMorgan International Value Fund	183
	JNL/JPMorgan MidCap Growth Fund	185
	JNL/JPMorgan U.S. Government & Quality Bond Fund	187
	JNL/Lazard Emerging Markets Fund	189
	JNL/Lazard Mid Cap Equity Fund	191
	JNL/M&G Global Basics Fund	193
	JNL/M&G Global Leaders Fund	195
	JNL/Mellon Capital Management European 30 Fund	197
	JNL/Mellon Capital Management Pacific Rim 30 Fund	200
	JNL/Mellon Capital Management S&P 500 Index Fund	203
	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	205
	JNL/Mellon Capital Management Small Cap Index Fund	207
	JNL/Mellon Capital Management International Index Fund	209
	JNL/Mellon Capital Management Bond Index Fund	211
	JNL/Mellon Capital Management Global Alpha Fund	213
	JNL/Oppenheimer Global Growth Fund	216
	JNL/PAM Asia ex-Japan Fund	218
	JNL/PAM China-India Fund	220
	JNL/PIMCO Real Return Fund	222
	JNL/PIMCO Total Return Bond Fund	225
	JNL/PPM America High Yield Bond Fund	227
	JNL/PPM America Mid Cap Value Fund	230
	JNL/PPM America Small Cap Value Fund	232
	JNL/PPM America Value Equity Fund	234
	JNL/Red Rocks Listed Private Equity Fund	236
	JNL/Select Balanced Fund	238
	JNL/Select Money Market Fund	240
	JNL/Select Value Fund	242
	JNL/T. Rowe Price Established Growth Fund	244
	JNL/T. Rowe Price Mid-Cap Growth Fund	246
	JNL/T. Rowe Price Short-Term Bond Fund	248
	JNL/T. Rowe Price Value Fund	250
	Summary of Main Risk Characteristics of JNL/S&P Funds	252
	JNL/S&P Managed Conservative Fund	255
	JNL/S&P Managed Moderate Fund	258
	JNL/S&P Managed Moderate Growth Fund	261
	JNL/S&P Managed Growth Fund	264
	JNL/S&P Managed Aggressive Growth Fund	267

IV.	More About the Funds	270

V.	Glossary of Risks	274

VI.	Management of the Trust	281

Management Of The Trust; Investment Adviser; Management Fee; Sub-Advisory Arrangements; Administrative Fee, Classes Of Shares; Distribution Plan; The Distributor; Investment In Trust Shares; “Market Timing” Policy; Disclosure Of Portfolio Securities; Share Redemption; and Tax Status.

VII.	Financial Highlights	291

	The Financial Highlights Tables Will Help You Understand A Fund’s Financial Performance For The Past Five Years, Or For The Life Of The Fund, If Shorter.

VIII.	Appendix A	A-1

(This page intentionally left blank.)

Summary Overview Of Each Fund

Summary Prospectus May 1, 2010

JNL/AIM Global Real Estate Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Global Real Estate Fund is high total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.86%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.08%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$110	$343	$595	$1,317

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	65%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets   in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.  These companies include real estate investment trusts (“REITs”) or other real estate operating companies.

Investment in equity and debt securities of companies unrelated to the real estate industry are generally limited to securities that the portfolio managers believe are undervalued and have potential for growth of capital.  The Fund may purchase debt securities including U.S. Treasury and agency bonds and notes.  It may also invest up to 10% in non-investment grade debt securities (commonly known as “junk-bonds”).

The Fund also may engage in short sales of securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Real estate investment risk – An investment in the Fund will be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Short sales risk – Short sales could result in loses greater than the actual cost of the investment. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

36.38%	-15.01%	-35.71%	32.53%
2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 30.59%; Worst Quarter (ended 12/31/08): -35.39%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 2, 2005)
JNL/AIM Global Real Estate Fund (Class A)	32.53%	3.15%
FTSE EPRA/NAREIT Developed Real Estate Index	38.26%	2.57%

Portfolio Management
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)
Sub-Sub-Adviser:
Invesco Asset Management Ltd.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Joe Rodriguez, Jr.	2005	Lead Portfolio Manager
Mark Blackburn	2005	Portfolio Manager
James Trowbridge	2005	Portfolio Manager
Ping-Ying Wang	2006	Portfolio Manager
Paul Curbo	2007	Portfolio Manager
James Cowen	2008	Portfolio Manager
Darin Turner	2010	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/AIM International Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM International Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.06%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	27%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in a diversified portfolio of reasonably priced, quality international equity securities.  The Fund focuses its investments in marketable equity securities of foreign companies and will normally invest in the securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

At the present time, the Fund’s portfolio managers intend to invest no more than 20% of the Fund’s total assets in companies located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

The Fund may also purchase derivative securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-13.99%	-20.29%	-20.58%	28.53%	16.34%	10.69%	22.67%	9.70%	-40.94%	36.99%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 19.01%; Worst Quarter (ended 9/30/2002): -22.59%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/AIM International Growth Fund (Class A)	36.99%	3.80%	-0.19%
MSCI EAFE Growth Index	29.36%	3.65%	-1.31%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Clas Olsson	2007	Lead Portfolio Manager
Barrett Sides	2007	Lead Portfolio Manager
Shuxin Cao	2007	Senior Portfolio Manager
Matthew Dennis	2007	Portfolio Manager
Jason Holzer	2007	Senior Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/AIM Large Cap Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.98%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$100	$312	$542	$1,201

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	57%

Principal Investment Strategies. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies.  The Fund’s investments may include other securities, such as synthetic instruments.  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

The Fund may also invest up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-25.47%	30.02%	9.99%	7.23%	7.86%	15.75%	-37.66%	24.29%
2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 12.96%; Worst Quarter (ended 12/31/08): -19.35%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 29, 2001)
JNL/AIM Large Cap Growth Fund (Class A)	24.29%	0.73%	2.39%
Russell 1000 Growth Index	37.21%	1.63%	1.84%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Geoffrey Keeling	2001	Senior Portfolio Manager
Robert Shoss	2001	Senior Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/AIM Small Cap Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.17%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$119	$372	$644	$1,420

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	33%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.  The Fund’s investments may include other securities, such as synthetic and derivative instruments.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-27.32%	38.43%	6.86%	8.42%	14.49%	11.37%	-39.73%	34.80%
2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 21.01%; Worst Quarter (ended 12/31/08): -27.68%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 29, 2001)
JNL/AIM Small Cap Growth Fund (Class A)	34.80%	2.35%	4.21%
Russell 2000 Growth Index	34.47%	0.87%	4.35%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Invesco Advisers, Inc. (“Invesco”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Juliet Ellis	2004	Senior Portfolio Manager & Chief Investment Officer
Juan Hartsfield	2004	Portfolio Manager
Clay Manley	2008	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Capital Guardian Global Balanced Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.02%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	78%

Principal Investment Strategies. The Fund seeks to meet its objective through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a blend of 65% equities and 35% fixed-income, but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed-income securities.

The Fund may also invest in debt securities of developing country (emerging market) issuers.

Consistent with the Fund’s objective the Fund may purchase derivative securities from time to time.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Deriviatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The Global Balanced Hybrid Composite is a hypothetical representation of the performance of the Fund’s general investment categories using a weighting of 65% equities and 35% bonds.  The following indexes are used to calculate the composite index: the MSCI All Country World Index, 65% and the Barclays Capital Global Aggregate Bond Index, 35%.

To create a more representative return comparison, 65% of the Fund’s return is benchmarked to the MSCI All Country World Index and the remaining 35% is benchmarked to the Barclays Capital Global Aggregate Bond Index.

Annual Total Returns as of December 31

Class A

-4.49%	-6.57%	13.73%	9.42%	10.09%	10.79%	7.96%	-28.29%	22.48%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 13.30%; Worst Quarter (ended 12/31/08): -13.78%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (May 1, 2000)
JNL/Capital Guardian Global Balanced Fund (Class A)	22.48%	2.95%	2.41%
MSCI All Country World Index	34.63%	3.10%	0.74%
Barclays Capital Global Aggregate Bond Index	6.93%	4.55%	7.01%
Global Balanced Hybrid Composite	24.71%	3.96%	3.18%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark A. Brett	2007	Director and Senior Vice President of Capital International Limited
Michael Cohen	2009	Director and Senior Vice President for Capital International Limited
Mark H. Dalzell	2007	Vice President for Capital International Limited
David I. Fisher	2007	Chairman of the Board
Laurentius Harrer	2007	Senior Vice President
Nancy J. Kyle	2007	Vice Chair of the Board
Robert H. Neithart	2007	Director and Senior Vice President
Wesley K.-S. Phoa	2008	Senior Vice President of Capital International Research
Lionel M. Sauvage	2007	Senior Vice President
Alan J. Wilson	2007	Director and Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Capital Guardian Global Diversified Research Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Diversified Research Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.88%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.10%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$112	$350	$606	$1,340

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	85%

Principal Investment Strategies. The Fund seeks to meet its objective by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

The Fund may also invest in equity securities of developing country emerging market issuers.

Consistent with the Fund’s objective the Fund may purchase derivative securities from time to time.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-18.28%	-23.50%	-27.12%	23.97%	11.36%	1.91%	13.31%	20.65%	-42.52%	38.32%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.25%; Worst Quarter (ended 12/31/08): -24.89%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Capital Guardian Global Diversified Research Fund (Class A)	38.32%	2.07%	-3.55%
MSCI All Country World Index	34.63%	3.10%	0.42%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
G. Ernest Nutter	2009	Vice President of Capital International Research, Inc.

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Capital Guardian U.S. Growth Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Capital Guardian U.S. Growth Equity Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.77%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.99%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$101	$315	$547	$1,213

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	55%

Principal Investment Strategies. The Fund seeks to meet its objective by investing at least 80% of its assets in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S., (including American Depositary Receipts (“ADRs”), and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-20.97%	-30.18%	-29.76%	35.46%	11.67%	4.67%	4.60%	9.73%	-40.92%	34.91%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 17.92%; Worst Quarter (ended 12/31/08): -27.62%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Capital Guardian U.S. Growth Equity Fund (Class A)	34.91%	-0.86%	-5.61%
Russell 1000® Growth Index	37.21%	1.63%	-3.99%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Capital Guardian Trust Company

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Todd S. James	2007	Director and Senior Vice President
Eric H. Stern	2007	Director and Senior Vice President
Alan J. Wilson	2007	Director and Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit Suisse Global Natural Resources Fund)
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Credit Suisse Commodity Securties Fund is long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.05%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$107	$334	$579	$1,283

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	108%

Principal Investment Strategies. The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.  The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities.  To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals.  To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities.  These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options.  The Fund may hold a portion of its portfolio in fixed-income securities.  The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio.  One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the “Natural Resources Portfolio.”  The other portfolio will focus on investments in commodity instruments; the “Commodities Portfolio.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Returns shown for the period prior to June 15, 2009 reflect the results achieved by the Fund’s previous investment strategy.

The S&P 500 Index is the Standard & Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

Effective May 7, 2009, UBS AG acquired the Dow Jones-AIG Commodity (Total Return) Index and renamed it Dow Jones-UBS Commodity Index.  The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (“LME”).

The MSCI World Composite Index is an index of indices with similar objectives as the Natural Resources Portfolio’s general investment categories. The following indexes are used to calculate the composite index: the MSCI Metals & Mining Index, 50%, MSCI Oil & Gas Index, 25%, MSCI Paper & Forest Index, 15%, and the MSCI Chemicals Index, 10%.

MSCI Metals & Mining Index is a global industry index for the metals and mining industry.

MSCI Oil & Gas Index is a global industry index for the oil and gas industry.

MSCI Paper & Forest Index is a global industry index for the paper and forest industry.

MSCI Chemicals Index is a global industry index for the chemicals industry.

Effective October 5, 2009, for consistency with the Fund’s strategy change, the Fund replaced the S&P 500 Index with the Dow Jones-UBS Commodity Index as its benchmark.

Annual Total Returns as of December 31

Class A

-51.30%	50.17%
2008	2009

Best Quarter (ended 6/30/2009): 21.22%; Worst Quarter (ended 9/30/2008): -35.60%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Credit Suisse Commodity Securities Fund (Class A)	50.17%	0.56%
S&P 500 Index	26.46%	-6.03%
Dow Jones-UBS Commodity Index	18.91%	-2.31%
MSCI World Composite Index	52.10%	1.06%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Credit Suisse Asset Management, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Jordan Low, CFA	2009	Director
Christopher Burton, CFA	2009	Director
Andrew B. Karsh	2009	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Credit Suisse Long/Short Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Credit Suisse Long/Short Fund is total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses*	0.39%
Acquired Fund Fees and Expenses**	0.01%
Total Annual Fund Operating Expenses	1.55%

* Other expenses are based on amounts incurred during the period ended December 31, 2009. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period were 0.29% and 0.08%, respectively.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
** Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$158	$490	$845	$1,845

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	909%

Principal Investment Strategies. The Fund’s principal investment strategy is to employ a proprietary, quantitative multi-factor model to select an equity portfolio with long-run average total returns greater than the benchmark Standard & Poor’s (“S&P”) 500 Index and with investment risk similar to the S&P 500 Index.  The investment strategy is quantitative in nature; the portfolio managers’ discretion is used to determine the selection and importance of factors in the multi-factor stock selection model.  The Fund’s active quantitative equity management strategy allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.  The strategy employed by this Fund is a natural expansion of enhanced indexing and long/short strategies, referred to as the U.S. Equity – Short Extension Strategy.  This strategy offers the portfolio management team increased flexibility to express their views on certain equities while maintaining—to a large degree—the S&P 500 Index’s risk factors, such as sector and industry exposures.

The Sub-Adviser generally employs complementary long and short stock positions around within the framework of full market exposure to the S&P 500 Index.  Long positions are typically held at up to 140% of the underlying stock portfolio, and the standards short limitation is relaxed to allow short positions of up to 40% of the underlying stock portfolio. The portfolio, including the net short positions, therefore, maintains an expected beta of one (1.0) in relation to the S&P 500 Index while seeking to achieve better performance through this technique, in the long-run, than the S&P 500 Index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Short sales risk – Short sales could result in loses greater than the actual cost of the investment. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•	Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, there is direct exposure to its risks.
•
Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-37.68%	24.86%
2008	2009

Best Quarter (ended 6/30/2009): 16.48%; Worst Quarter (ended 12/31/08): -21.56%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Credit Suisse Long/Short Fund (Class A)	24.86%	-5.57%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Credit Suisse Asset Management, LLC

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Jordan Low, CFA	2007	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Eagle Core Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Eagle Core Equity Fund is long-term growth through capital appreciation, and secondarily, current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.03%
Total Annual Fund Operating Expenses	0.99%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$101	$315	$547	$1,213

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	36%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $5 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate and long-term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

0.28%	-9.83%	-20.53%	24.54%	6.32%	3.37%	12.35%	0.59%	-39.04%	33.83%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 20.60%; Worst Quarter (ended 12/31/08): -24.10%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (September 16, 1996)
JNL/Eagle Core Equity Fund (Class A)	33.83%	-0.96%	-0.97%
S&P 500 Index	26.46%	0.42%	-0.95%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Eagle Asset Management, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard Skeppstrom	2001	Managing Director
John Jordan III	2001	Vice President
Craig Dauer	2001	Vice President
Robert Marshall	2001	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Eagle SmallCap Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.03%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$105	$328	$569	$1,259

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	67%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-13.25%	11.00%	-22.77%	39.97%	18.80%	2.52%	20.03%	12.14%	-38.34%	35.52%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2001): 24.69%; Worst Quarter (ended 12/31/08): -28.90%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (September 16, 1996)
JNL/Eagle SmallCap Equity Fund (Class A)	35.52%	2.89%	3.61%
Russell 2000 Growth Index	34.47%	0.87%	-1.37%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Eagle Asset Management, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Bert L. Boksen	1996	Senior Vice President, Managing Director & Portfolio Manager
Eric Mintz	2008	Assistant Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Global Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Global Growth Fund is long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.89%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.11%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$113	$353	$612	$1,352

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	5%

Principal Investment Strategies. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

Depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Fund may use derivative strategies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-40.72%	31.06%
2008	2009

Best Quarter (ended 6/30/2009): 19.70%; Worst Quarter (ended 12/31/08): -21.36%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Franklin Templeton Global Growth Fund (Class A)	31.06%	-7.99%
MSCI World Index	29.99%	-5.86%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Templeton Global Advisors Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Cindy L. Sweeting, CFA	2007	President
Tucker Scott, CFA	2007	Executive Vice President
Lisa F. Myers, CFA	2007	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Income Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Income Fund is to maximize income while maintaining prospects for capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.02%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	39%

Principal Investment Strategies. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.  In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, healthcare and telecommunications.

The Fund may invest up to 25% of its assets in foreign securities, either directly or through depositary receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”).  As of September 30, 2009, approximately 55.2% of the Fund’s net assets were invested in lower-rated and comparable quality unrated debt securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

1.85%	-29.74%	32.92%
2007	2008	2009

Best Quarter (ended 6/30/2009): 17.16%; Worst Quarter (ended 9/30/2008): -14.65%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 1, 2006)
JNL/Franklin Templeton Income Fund (Class A)	32.92%	1.19%
S&P 500 Index	26.46%	-2.20%
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.45%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisers, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward D. Perks, CFA	2006	Vice President
Charles B. Johnson	2006	Chairman of the Board

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton International Small Cap Growth Fund
(formerly, JNL/Capital Guardian International Small Cap Fund)
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton International Small Cap Growth Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	1.35%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$137	$428	$739	$1,624

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	46%

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion.

Smaller international companies are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding (i) $5 billion or the equivalent in local currencies, or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) EAFE Small Cap Index, whichever is greater, at the time of purchase.  The MSCI EAFE Small Cap Index is designed to measure the equity market small cap segment performance in the global developed markets, excluding the U.S. and Canada.

The Fund considers international companies to be those organized under the laws of a country outside of the United States or having a principal office in a country outside of the United States, or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the United States.  The Fund may invest in emerging market countries.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and Sub-Advisers’ abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-54.00%	52.93%
2008	2009

Best Quarter (ended 6/30/2009): 32.48%; Worst Quarter (ended 12/31/08): -26.90%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/Franklin Templeton International Small Cap Growth Fund (Class A)	52.93%	-16.11%
MSCI EAFE Small Cap Index	46.78%	-12.87%
S&P Developed ex-U.S. (under $2 billion) Index	45.70%	-12.91%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Templeton Institutional, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edwin Lugo CFA	2010	Vice President
David Glazer CFA	2010	Research Analyst

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Mutual Shares Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Mutual Shares Fund is capital appreciation, which may occasionally be short-term, and secondarily, income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.06%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.13%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$115	$359	$622	$1,375

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	61%

Principal Investment Strategies. Under normal market conditions, the Fund invests mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion in smaller companies.

The Fund intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Risk arbitrage securities and distressed companies risk – Companies involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers and distressed companies present significant t risks that any restructuring may not be successful and become reduced in value or worthless.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-37.90%	26.74%
2008	2009

Best Quarter (ended 6/30/2009): 16.97%; Worst Quarter (ended 12/31/08): -21.63%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/Franklin Templeton Mutual Shares Fund (Class A)	26.74%	-7.72%
S&P 500 Index	26.46%	-6.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Mutual Advisers, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Peter A. Langerman	2007	President and Chief Executive Officer
Deborah A. Turner, CFA	2007	Portfolio Manager
F. David Segal, CFA	2007	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Franklin Templeton Small Cap Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Franklin Templeton Small Cap Value Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.18%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$120	$375	$649	$1,432

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	2%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in investments of small capitalization companies.  The Sub-Adviser deems small capitalization companies are companies with market capitalizations (the market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.

The Fund invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation.  Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities.

In choosing investments that are undervalued, the Fund’s manager focuses on companies that have one or more of the following characteristics:

•	Stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales -- all relative to the market, a company’s industry or a company's earnings history
•	Recent sharp price declines but the potential for good long-term earnings prospects, in the manager’s opinion
•
Valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

The Fund may invest up to 25% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

17.71%	-6.14%	-33.23%	33.80%
2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 24.17%; Worst Quarter (ended 12/31/08): -29.32%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 2, 2005)
JNL/Franklin Templeton Small Cap Value Fund (Class A)	33.80%	1.84%
Russell 2500TM Value Index	27.68%	2.01%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Franklin Advisory Services, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William J. Lippman	2005	President
Bruce C. Baughman, CPA	2005	Senior Vice President
Margaret McGee	2005	Vice President
Donald G. Taylor	2005	Senior Vice President
Y. Dogan Sahin	2007	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Core Plus Bond Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The primary investment objective of the JNL/Goldman Sachs Core Plus Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.69%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	0.92%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$94	$293	$509	$1,131

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	430%

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market (including non-investment grade securities), emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.  The Fund may also use derivative strategies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub-Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

7.28%	6.71%	8.38%	13.53%	6.91%	2.62%	4.77%	6.91%	-5.17%	14.16%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 5.88%; Worst Quarter (ended 9/30/2008): -2.81%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Goldman Sachs Core Plus Bond Fund (Class A)	14.16%	4.47%	6.48%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.
Sub-Sub-Adviser:
Goldman Sachs Asset Management International

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael Swell	2007	Managing Director
James B. Clark	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Emerging Markets Debt Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Goldman Sachs Emerging Markets Debt Fund is a high level of total return consisting of income and capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.05%
Total Annual Fund Operating Expenses	1.16%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$118	$368	$638	$1,409

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	94%

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its assets in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging market risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s and sub-Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

23.06%
2009

Best Quarter (ended 6/30/2009): 12.46%; Worst Quarter (ended 3/31/2009): 0.41%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)	23.06%	15.12%
JPMorgan GBI EM Global Diversified Index	21.98%	18.73%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.
Sub-Sub-Adviser:
Goldman Sachs Asset Management International

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Samuel Finkelstein	2008	Managing Director
Richardo Penfold	2008	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Goldman Sachs Mid Cap Value Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Goldman Sachs Mid Cap Value Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.83%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.04%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.83%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.84%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Class B
1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	113%

Period	Class B
1/1/2009 – 12/31/2009	113%

Principal Investment Strategies. The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.

If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

The Fund may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries.

The Fund may also invest in derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•	Investments in initial public offerings of securities (“IPO”s) – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

15.73%	2.80%	-36.09%	32.65%
2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 19.27%; Worst Quarter (ended 12/31/08): -23.79%

Class B

16.06%	2.97%	-36.03%	33.09%
2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 19.42%; Worst Quarter (ended 12/31/08): -23.87%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 2, 2005)
JNL/Goldman Sachs Mid Cap Value Fund (Class A)	32.65%	3.02%
Russell Midcap Value Index	34.21%	2.39%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Class (May 2, 2005)
JNL/Goldman Sachs Mid Cap Value Fund (Class B)	33.09%	3.23%
Russell Midcap Value Index	34.21%	2.39%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Name:	Joined Management Team In:	Title:
Dolores Bamford	2005	Managing Director
Andrew Braun	2005	Managing Director
Scott Carroll	2005	Managing Director
Sean Gallagher	2005	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Ivy Asset Strategy Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	1.29%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$131	$409	$708	$1,556

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	16%

Principal Investment Strategies. The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

The Fund may invest up to 100% of its total assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Ivy Investment Management Company (“IICO”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael L. Avery	2009	Chief Investment Officer & Executive Vice President
Ryan F. Caldwell	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/JPMorgan International Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.04%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	92%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.  In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear overvalued.

The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-15.45%	-20.33%	-26.59%	39.43%	22.54%	18.57%	31.98%	11.97%	-44.49%	30.17%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 25.26%; Worst Quarter (ended 9/30/2002): -24.76%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/JPMorgan International Value Fund (Class A)	30.17%	4.83%	0.68%
MSCI EAFE Value Index	34.23%	3.36%	3.53%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Jeroen Huysinga	1998	Managing Director
Gerd Woort-Menker	1998	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/JPMorgan MidCap Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan MidCap Growth Fund is to seek capital growth over the long-term.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.02%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	82%

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase.

The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may also invest up to 20% of its total assets in all types of foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment style growth risk – Growth stock prices frequently already reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-34.74%	-40.19%	-29.21%	35.65%	18.00%	6.16%	12.06%	7.96%	-44.44%	42.96%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 16.88%; Worst Quarter (ended 3/31/2001): -32.74%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/JPMorgan MidCap Growth Fund (Class A)	42.96%	0.40%	-7.65%
Russell Midcap Growth Index	46.29%	2.40%	-0.52%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Christopher M.V. Jones	2007	Managing Director
Tim Parton	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/JPMorgan U.S. Government & Quality Bond Fund is to obtain a high level of current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.52%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.74%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$76	$237	$411	$918

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	12%

Principal Investment Strategies. The Fund under normal circumstances invests at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments. The Sub-Adviser actively manages the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection.  Mortgage-backed securities selections are determined by reference to mathematical models that reflect certain payment assumptions and estimates of future economic factors.  The Fund may also invest in high-quality corporate debt securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Mortgage-backed and mortgage-related securities risk– Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

11.50%	6.92%	11.47%	1.18%	3.85%	2.35%	3.25%	6.38%	6.53%	3.69%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2002): 6.54%; Worst Quarter (ended 6/30/2004): -2.47%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)	3.69%	4.43%	5.66%
Barclays Capital U.S. Government Bond Index	-2.20%	4.87%	6.17%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
J.P. Morgan Investment Management Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Michael Sais	2007	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Lazard Emerging Markets Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Lazard Emerging Markets Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.29%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$131	$409	$708	$1,556

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	49%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries and that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

31.81%	-50.05%	71.74%
2007	2008	2009

Best Quarter (ended 6/30/2009): 34.31%; Worst Quarter (ended 12/31/08): -32.32%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 1, 2006)
JNL/Lazard Emerging Markets Fund (Class A)	71.74%	6.10%
MSCI Emerging Markets Index	78.51%	6.81%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Lazard Asset Management LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John R. Reinsberg	2006	Deputy Chairman
James Donald	2006	Portfolio Manager/Analyst
Rohit Chopra	2007	Portfolio Manager/Analyst
Erik McKee	2008	PortfolioManager/Analyst

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Lazard Mid Cap Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Lazard Mid Cap Equity Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.82%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.04%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	79%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

25.37%	13.24%	-14.08%	28.89%	24.72%	8.81%	14.56%	-2.61%	-38.96%	39.65%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 21.77%; Worst Quarter (ended 12/31/08): -27.15%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/Lazard Mid Cap Equity Fund (Class A)	39.65%	0.69%	7.33%
Russell MidCap® Index	40.48%	2.43%	4.98%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Lazard Asset Management LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Christopher Blake	1998	Managing Director
Andrew Lacey	1998	Deputy Chairman
Robert A. Failla	2005	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/M&G Global Basics Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/M&G Global Basics Fund is to maximize long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.22%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$124	$387	$670	$1,477

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	43%

Principal Investment Strategies. The Fund seeks to invest in companies operating in basic industries (“primary” and “secondary” industries) as further described below and also in companies that service these industries.  The Fund may also invest in other global equities.

The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

46.88%
2009

Best Quarter (ended 6/30/2009): 24.51%; Worst Quarter (ended 3/31/2009): -8.91%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/M&G Global Basics Fund (Class A)	46.88%	18.76%
FTSE World Index	34.38%	12.66%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
M&G Investment Management Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Graham French	2008	Global Fund Equity Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/M&G Global Leaders Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/M&G Global Leaders Fund is to maximize long-term total return (the combination of income and growth of capital).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.22%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$124	$387	$670	$1,477

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	39%

Principal Investment Strategies. The Fund seeks to invest in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.

The investment strategy of the Fund is to identify those companies and stocks that represent the best investments from the global universe of companies in all sectors, countries and size ranges.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

37.43%
2009

Best Quarter (ended 6/30/2009): 22.88%; Worst Quarter (ended 3/31/2009): -9.46%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/M&G Global Leaders Fund (Class A)	37.43%	11.86%
FTSE World Index	34.38%	12.66%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
M&G Investment Management Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Aled Smith	2008	Global Equity Fund Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management European 30 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management European 30 Fund is to provide capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	65%

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.
The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date will be on or about January 1of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

41.03%
2009

Best Quarter (ended 6/30/2009): 27.11%; Worst Quarter (ended 3/31/2009): -15.83%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Mellon Capital Management European 30 Fund (Class A)	41.03%	17.19%
MSCI Europe Index	35.83%	12.44%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2008	Managing Director
Richard A. Brown	2008	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Pacific Rim 30 Fund is to provide capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	47%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The next Stock Selection Date will be on or about January 1of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

24.15%
2009

Best Quarter (ended 6/30/2009): 26.42%; Worst Quarter (ended 3/31/2009): -13.65%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Mellon Capital Management Pacific Rim 30 Fund (Class A)	24.15%	15.26%
MSCI Pacific Index	24.18%	10.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2008	Managing Director
Richard A. Brown	2008	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management S&P 500 Index Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500® Index.  The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.61%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.38%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.41%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Class B
1 year	3 years	5 years	10 years
$42	$132	$230	$518

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	4%

Period	Class B
1/1/2009 – 12/31/2009	4%

Principal Investment Strategies. The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the S&P 500 Index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals and other receivables.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

27.79%	10.06%	4.37%	15.08%	4.90%	-37.64%	25.97%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 15.82%; Worst Quarter (ended 12/31/08): -22.46%

Class B

4.54%	15.29%	5.14%	-37.57%	26.26%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 16.01%; Worst Quarter (ended 12/31/08): -22.46%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management S&P 500 Index Fund (Class A)	25.97%	-0.21%	1.02%
S&P 500 Index	26.46%	0.42%	1.62%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management S&P 500 Index Fund (Class B)	26.26%	-0.03%	0.97%
S&P 500 Index	26.46%	0.42%	1.41%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P MidCap 400 Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.61%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.41%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Class B
1 year	3 years	5 years	10 years
$42	$132	$230	$518

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	14%

Period	Class B
1/1/2009 – 12/31/2009	14%

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P MidCap 400 Index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index.  The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P MidCap 400 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share prices of the securities owned.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals and other receivables.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

34.55%	15.79%	11.98%	9.69%	7.45%	-37.58%	38.03%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 20.11%; Worst Quarter (ended 12/31/08): -26.84%

Class B

12.14%	9.91%	7.69%	-37.51%	38.34%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 20.20%; Worst Quarter (ended 12/31/08): -26.84%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class A)	38.03%	2.60%	5.44%
S&P MidCap 400 Index	37.38%	3.27%	6.08%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class B)	38.34%	2.79%	3.82%
S&P MidCap 400 Index	37.38%	3.27%	4.29%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Small Cap Index Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000® Index1.  The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.62%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.42%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$63	$199	$346	$774

Class B
1 year	3 years	5 years	10 years
$43	$135	$235	$530

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	17%

Period	Class B
1/1/2009 – 12/31/2009	17%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities.

To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

45.88%	17.42%	4.22%	17.49%	-2.11%	-35.01%	27.54%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 22.99%; Worst Quarter (ended 12/31/08): -27.33%

Class B

4.38%	17.66%	-1.84%	-34.83%	27.68%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 21.08%; Worst Quarter (ended 12/31/08): -27.27%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management Small Cap Index Fund (Class A)	27.54%	-0.13%	3.99%
Russell 2000 Index	27.17%	0.51%	4.60%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management Small Cap Index Fund (Class B)	27.68%	0.06%	1.58%
Russell 2000 Index	27.17%	0.51%	2.06%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

1 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management International Index Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East (“EAFE”) Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.44%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.69%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.44%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.49%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$70	$221	$384	$859

Class B
1 year	3 years	5 years	10 years
$50	$157	$274	$616

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	2%

Period	Class B
1/1/2009 – 12/31/2009	2%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals and other receivables, and to facilitate meeting the Fund’s objectives.  For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Index.

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

37.31%	19.49%	13.31%	25.58%	10.39%	-42.92%	29.28%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 25.22%; Worst Quarter (ended 12/31/08): -20.69%

Class B

13.46%	25.93%	10.56%	-42.82%	29.57%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 25.21%; Worst Quarter (ended 12/31/08): -20.65%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management International Index Fund (Class A)	29.28%	3.00%	6.44%
MSCI EAFE Index	31.78%	3.54%	7.00%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management International Index Fund (Class B)	29.57%	3.20%	5.05%
MSCI EAFE Index	31.78%	3.54%	5.39%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2004	Managing Director
Richard A. Brown	2004	Director
Thomas J. Durante	2010	Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Bond Index Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.  The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.61%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.41%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Class B
1 year	3 years	5 years	10 years
$42	$132	$230	$518

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	87%

Period	Class B
1/1/2009 – 12/31/2009	87%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in fixed-income securities that seek to match the performance and characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices.  This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market.  Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts.  Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund’s Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Barclays Capital U.S. Aggregate Bond Index.

The Fund does not employ traditional methods of active investment management, such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

2.87%	3.74%	1.85%	3.64%	6.43%	3.79%	5.65%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2002): 4.79%; Worst Quarter (ended 6/30/2004): -2.61%

Class B

2.04%	3.85%	6.68%	3.98%	5.90%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 3.80%; Worst Quarter (ended 6/30/2008): -1.03%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (January 15, 2002)
JNL/Mellon Capital Management Bond Index Fund (Class A)	5.65%	4.26%	4.57%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	5.27%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Mellon Capital Management Bond Index Fund (Class B)	5.90%	4.48%	4.07%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.56%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
David C. Kwan	2004	Managing Director
Lowell Bennett	2004	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Mellon Capital Management Global Alpha Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.15%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.02%
Total Annual Fund Operating Expenses	1.37%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$139	$434	$750	$1,646

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
9/28/2009 – 12/31/2009	0%

Principal Investment Strategies. The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund’s investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.  The Fund ordinarily invests in at least three countries.

The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund’s portfolio managers to implement investment decisions quickly and cost-effectively.  The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income. The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Performance of a Fund will vary from year to year.  The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Helen Potter, CFA	2009	Managing Director
Vassilis Dagioglu	2009	Managing Director
James Stavena	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Oppenheimer Global Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.07%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$109	$340	$590	$1,306

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	21%

Principal Investment Strategies. The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Cyclical opportunities risk – Seeking tactical advantage of changes in the business cycle evidencing growth potential, short-term market movements or changes affecting particular issuers or industries presents the risk that the anticipated changes do not occur, and the value of the stock could fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-22.33%	40.56%	17.93%	13.74%	16.96%	6.33%	-40.86%	39.42%
2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 22.66%; Worst Quarter (ended 12/31/08): -22.28%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (April 30, 2001)
JNL/Oppenheimer Global Growth Fund (Class A)	39.42%	3.12%	3.89%
MSCI World Index	29.99%	2.01%	2.14%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
OppenheimerFunds, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Rajeev Bhaman	2004	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/PAM Asia ex-Japan Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PAM Asia ex-Japan Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.28%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$130	$406	$702	$1,545

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	39%

Principal Investment Strategies. The Fund seeks to achieve its objective of long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

The Asia ex-Japan region includes, but is not limited to, the following countries: Korea; Taiwan; Hong Kong; Philippines; Thailand; Malaysia; Singapore; Indonesia; People’s Republic of China; India; Pakistan, and Vietnam.  The Fund may also invest in depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Asia ex-Japan concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Asia ex-Japan countries and to be more volatile than the performance of more geographically diversified funds.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-50.09%	69.59%
2008	2009

Best Quarter (ended 6/30/2009): 41.35%; Worst Quarter (ended 9/30/2008): -23.88%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/PAM Asia ex-Japan Fund (Class A)	69.59%	-8.60%
MSCI Asia ex-Japan Index	72.07%	-9.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Prudential Asset Management (Singapore) Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Kannan Venkataramani	2007	Investment Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/PAM China-India Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PAM China-India Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.03%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.34%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$136	$425	$734	$1,613

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	73%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing normally, 80% of its assets  in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The investments of the Fund include, but are not limited to, listed securities in the regulated market, which operates regularly and is recognized, depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

The MSCI China-India Composite Index is a hypothetical representation of the performance of the MSCI China Index and MSCI India Index.  The index weightings of MSCI Composite Index are MSCI China India, 50% and MSCI India Index, 50%.

Annual Total Returns as of December 31

Class A

-57.62%	82.27%
2008	2009

Best Quarter (ended 6/30/2009): 45.45%; Worst Quarter (ended 12/31/08): -24.06%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (December 3, 2007)
JNL/PAM China-India Fund (Class A)	82.27%	-11.77%
MSCI China Index	62.29%	-12.27%
MSCI India Index	102.81%	-12.64%
MSCI China-India Composite Index	83.10%	-11.60%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Prudential Asset Management (Singapore) Limited

Portfolio Managers:
Name:	Joined Management Team In:	Title:
DR Rao	2007	Investment Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/PIMCO Real Return Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PIMCO Real Return Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$83	$259	$450	$1,002

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	722%

Principal Investment Strategies. The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.  The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.  The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.  The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index.  For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of the inflation-indexed portfolio.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.  The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as futures, options, forward contracts or swap agreements, or in mortgage or asset-backed securities.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The Fund may also invest up to 10% of its total assets in preferred stocks.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-3.73%	17.25%
2008	2009

Best Quarter (ended 3/31/2008): 5.77%; Worst Quarter (ended 9/30/2008): -4.89%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (January 16, 2007)
JNL/PIMCO Real Return Fund (Class A)	17.25%	7.89%
Barclays Capital U.S. TIPS Index	11.41%	7.00%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mihir Wohar	2007	Executive Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/PIMCO Total Return Bond Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.61%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$83	$259	$450	$1,002

Class B
1 year	3 years	5 years	10 years
$62	$195	$340	$762

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	177%

Period	Class B
1/1/2009 – 12/31/2009	177%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

11.75%	9.52%	8.85%	4.78%	4.45%	2.40%	3.38%	8.25%	0.40%	15.45%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 6.71%; Worst Quarter (ended 9/30/2008): -3.54%

Class B

2.52%	3.57%	8.53%	0.57%	15.66%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 6.79%; Worst Quarter (ended 9/30/2008): 3.45%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/PIMCO Total Return Bond Fund (Class A)	15.45%	5.84%	6.83%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/PIMCO Total Return Bond Fund (Class B)	15.66%	6.04%	5.60%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.56%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Pacific Investment Management Company LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William H. Gross	2004	Managing Director & Chief Investment Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/PPM America High Yield Bond Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	0.82%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.04%
Total Annual Fund Operating Expenses	0.62%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

Class B
1 year	3 years	5 years	10 years
$63	$199	$346	$774

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	50%

Period	Class B
1/1/2009 – 12/31/2009	50%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  For purpose of satisfying the 80% requirement, the Fund may also invest in derivative instruments (such as options, futures contracts or swap agreements, including credit default swaps) that have economic characteristics similar to the fixed income instruments mentioned above.

The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
High-yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-4.67%	5.33%	5.76%	25.79%	8.22%	1.69%	10.51%	-1.10%	-30.75%	46.30%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 18.82%; Worst Quarter (ended 12/31/08): -19.99%

Class B

1.89%	10.72%	-0.79%	-30.65%	46.58%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 19.08%; Worst Quarter (ended 12/31/08): -19.86%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (March 2, 1998)
JNL/PPM America High Yield Bond Fund (Class A)	46.30%	2.40%	4.99%
BofA Merrill Lynch High Yield Master II Constrained Index	58.10%	6.39%	6.66%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/PPM America High Yield Bond Fund (Class B)	46.58%	2.61%	3.39%
BofA Merrill Lynch High Yield Master II Constrained Index	58.10%	6.39%	6.98%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Anthony Balestrieri	2007	Senior Managing Director
Scott B. Richards	2008	Senior Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/PPM America Mid Cap Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America Mid Cap Value Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	1.07%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$109	$340	$590	$1,306

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	89%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell MidCap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

47.38%
2009

Best Quarter (ended 6/30/2009): 34.21%; Worst Quarter (ended 12/31/08): -28.39%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (March 31, 2008)
JNL/PPM America Mid Cap Value Fund (Class A)	47.38%	-9.46%
Russell MidCap Value Index	34.21%	-5.58%
Russell MidCap Index	4.48%	-5.03%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard S. Brody, CFA	2008	Executive Vice President
Samuel A. Yee, CFA	2008	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2008	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/PPM America Small Cap Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America Small Cap Value Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.06%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	114%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.

If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

33.97%
2009

Best Quarter (ended 6/30/2009): 27.25%; Worst Quarter (ended 3/31/2009): -18.66%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (March 31, 2008)
JNL/PPM America Small Cap Value Fund (Class A)	33.97%	-9.09%
S&P SmallCap 600/Citigroup Value Index	22.85%	4.30%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard S. Brody, CFA	2008	Executive Vice President
Samuel A. Yee, CFA	2008	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2008	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/PPM America Value Equity Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/PPM America Value Equity Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.66%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$88	$274	$477	$1,061

Class B
1 year	3 years	5 years	10 years
$67	$211	$368	$822

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	63%

Period	Class B
1/1/2009 – 12/31/2009	63%

Principal Investment Strategies. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.  For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

6.96%	-6.32%	-19.87%	24.55%	9.76%	4.91%	13.03%	-5.63%	-47.21%	44.58%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 28.59%; Worst Quarter (ended 12/31/08): -24.11%

Class B

5.18%	13.21%	-5.36%	-47.07%	44.72%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 28.73%; Worst Quarter (ended 12/31/08): -23.53%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/PPM America Value Equity Fund (Class A)	44.58%	-3.11%	-0.64%
S&P500/Citigroup Value Index	21.18%	-0.81%	0.82%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/PPM America Value Equity Fund (Class B)	44.72%	-2.90%	-1.65%
S&P500/Citigroup Value Index	21.18%	-0.81%	0.87%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
PPM America, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard S. Brody, CFA	2007	Executive Vice President
Samuel A. Yee, CFA	2007	Senior Managing Director
Jeffrey J. Moran, CFA, CPA	2007	Senior Managing Director
Kevin R. McCloskey, CFA	2008	Senior Managing Director
Michael P. MacKinnon, CFA, CPA	2009	Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Red Rocks Listed Private Equity Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Red Rocks Listed Private Equity Fund is to seek to maximum total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	1.21%
Total Annual Fund Operating Expenses	2.41%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other investment companies, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$244	$751	$1,285	$2,746

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	34%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicles whose purpose is to invest in privately held companies.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

40.33%
2009

Best Quarter (ended 6/30/2009): 45.51%; Worst Quarter (ended 3/31/2009): -22.67%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (October 6, 2008)
JNL/Red Rocks Listed Private Equity Fund (Class A)	40.33%	-13.65%
S&P Listed Private Equity Index	61.65%	-7.30%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Red Rocks Capital LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Adam Goldman	2008	Co-Founder & Managing Director
Mark Sunderhuse	2008	Co-Founder & Managing Director

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Select Balanced Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.57%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	54%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

The Balanced Composite Index is a hypothetical representation of the performance of the Fund’s general investment categories using a weighting of 65% equity and 35% bond.  The following indexes are used to calculate the composite index:  the S&P 500 Index, 65% and the Barclays Capital U.S. Aggregate Bond Index, 35%.

Annual Total Returns as of December 31

Class A

8.25%	10.57%	-1.93%	21.57%	10.88%	5.30%	13.65%	7.49%	-20.79%	19.78%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 12.67%; Worst Quarter (ended 12/31/08): -11.46%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Select Balanced Fund (Class A)	19.78%	4.07%	6.80%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%
Balanced Composite Index	19.42%	2.28%	1.87%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward P. Bousa, CFA	2004	Senior Vice President
Christopher L. Gootkind, CFA	2006	Vice President
John C. Keogh	2004	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Select Money Market Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver	0.09%
Net Expenses	0.48%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.36%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.37%
Fee Waiver	0.00%
Net Expenses	0.37%

JNAM has contractually agreed to waive fees and reimburse expenses of the Fund through December 31, 2010 to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  For additional information about the waiver and any reimbursement, please turn to “Management of the Trust: Management Fee” on page 281.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$49	$174	$309	$705

Class B
1 year	3 years	5 years	10 years
$38	$119	$208	$468

Principal Investment Strategies. The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; ii) time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions; iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); iv) obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The Fund may invest more than 25% of its assets in the banking industry.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

The Fund attempts to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

The 7-day yield of Class A on December 31, 2009, was 0.00%.

The 7-day yield of Class B on December 31, 2009, was 0.00%.

Annual Total Returns as of December 31

Class A

5.83%	3.45%	1.07%	0.46%	0.78%	2.71%	4.49%	4.76%	2.20%	0.15%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2000): 1.50%; Worst Quarter (ended 6/30/2009, 9/30/2009, and 12/31/2009): 0.00%

Class B

2.91%	4.70%	4.97%	2.40%	0.21%
2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2006): 1.25%; Worst Quarter (ended 6/30/2009, 9/30/2009, and 12/31/2009): 0.00%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/Select Money Market Fund (Class A)	0.15%	2.85%	2.57%
BofA Merrill Lynch Treasury Bill Index (3 month)	0.21%	3.02%	2.99%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Select Money Market Fund (Class B)	0.21%	3.02%	2.75%
BofA Merrill Lynch Treasury Bill Index (3 month)	0.21%	3.02%	2.79%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/Select Value Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/Select Value Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.83%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.62%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.63%

* Amount represents the Fund’s pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$85	$265	$460	$1,025

Class B
1 year	3 years	5 years	10 years
$64	$202	$351	$786

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	42%

Period	Class B
1/1/2009 – 12/31/2009	42%

Principal Investment Strategies. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion).

The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

34.80%	14.77%	8.15%	20.86%	7.90%	-33.35%	23.98%
2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 19.83%; Worst Quarter (ended 12/31/08): -19.22%

Class B

8.41%	21.05%	8.13%	-33.19%	24.18%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 15.86%; Worst Quarter (ended 12/31/08): -19.14%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (September 30, 2002)
JNL/Select Value Fund (Class A)	23.98%	3.11%	9.86%
Russell 1000 Value Index	19.69%	-0.25%	7.00%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/Select Value Fund (Class B)	24.18%	3.32%	4.41%
Russell 1000 Value Index	19.69%	-0.25%	1.50%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Wellington Management Company, LLP

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen H. Grimes, CFA	2004	Senior Vice President
Ian R. Link, CFA	2008	Vice President
W. Michael Reckmeyer, III, CFA	2008	Senior Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Established Growth Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.71%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$93	$290	$504	$1,120

Class B
1 year	3 years	5 years	10 years
$73	$227	$395	$883

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	62%

Period	Class B
1/1/2009 – 12/31/2009	62%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in common stocks.   The Fund concentrates its investments in well-established growth companies.  The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives.

The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the markets, and competitive conditions.

•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

-0.34%	-10.23%	-23.33%	30.54%	9.89%	6.09%	13.70%	10.12%	-42.85%	43.49%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2003): 16.16%; Worst Quarter (ended 12/31/08): -24.30%

Class B

6.30%	13.95%	10.31%	-42.75%	43.79%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 15.31%; Worst Quarter (ended 12/31/08): -24.30%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/T. Rowe Price Established Growth Fund (Class A)	43.49%	1.73%	0.70%
Russell 1000 Growth Index	37.21%	1.63%	-3.99%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/T. Rowe Price Established Growth Fund (Class B)	43.79%	1.92%	2.64%
Russell 1000 Growth Index	37.21%	1.63%	1.85%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
P. Robert Bartolo	2007	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.02%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	0.81%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.82%

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Class B
1 year	3 years	5 years	10 years
$84	$262	$455	$1,014

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	32%

Period	Class B
1/1/2009 – 12/31/2009	32%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the Sub-Adviser expects to grow at a faster rate than the average company.

The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the Russell MidCap® Growth Index.  The market cap of companies in the Fund’s portfolio and the Russell MidCap® Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range.

In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.  The Fund may also invest up to 25% of its assets in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Investment growth style risk – Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

7.16%	-1.49%	-21.93%	38.60%	18.03%	14.10%	6.76%	17.26%	-40.68%	46.93%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 12/31/2001): 21.17%; Worst Quarter (ended 12/31/08): -26.44%

Class B

14.32%	6.97%	17.50%	-40.56%	47.22%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 19.42%; Worst Quarter (ended 12/31/08): -26.40%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (May 15, 1995)
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)	46.93%	4.48%	5.31%
Russell MidCap® Growth Index	46.29%	2.40%	-0.52%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Class (March 5, 2004)
JNL/T. Rowe Price Mid-Cap Growth Fund (Class B)	47.22%	4.69%	6.10%
Russell MidCap® Growth Index	46.29%	2.40%	3.40%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Brian W.H. Berghuis, CFA	1995	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.53%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.05%
Total Annual Fund Operating Expenses	0.79%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$81	$252	$439	$978

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	102%

Principal Investment Strategies. The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three (3) years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

Within this broad structure, investment decisions reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices and yields of the various securities.  For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund’s program) that would provide higher yields and appreciation potential.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31

Class A

4.82%	-5.97%	7.64%
2007	2008	2009

Best Quarter (ended 6/30/2009): 3.50%; Worst Quarter (ended 12/31/08): -2.63%

Average Annual Total Returns as of December 31, 2009
	1 year	Life of Fund (May 1, 2006)
JNL/T. Rowe Price Short-Term Bond Fund (Class A)	7.64%	2.47%
Bof A Merrill Lynch 1-3 Year Treasury Index	0.78%	4.89%
Barclays Capital 1-3 Yr Government/Credit Index	1.41%	5.05%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Edward A. Wiese	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/T. Rowe Price Value Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.  The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued.  Income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.76%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.97%

* Amount represents the Fund’s pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$99	$309	$536	$1,190

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	21%

Principal Investment Strategies. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund’s Sub-Adviser regards as undervalued.  Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies.  The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there is less publicly available information and more volatile or less liquid markets.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.
Annual Total Returns as of December 31

Class A

0.78%	-16.84%	29.97%	15.12%	6.07%	20.11%	0.85%	-40.47%	37.09%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 24.51%; Worst Quarter (ended 12/31/08): -27.56%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (May 1, 2000)
JNL/T. Rowe Price Value Fund (Class A)	37.09%	0.95%	4.14%
Russell 1000 Value Index	19.69%	-0.25%	2.52%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
T. Rowe Price Associates, Inc.

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Mark S. Finn	2009	Vice President

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/S&P Managed Conservative Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Conservative Fund is capital growth and current income.

Expenses.  The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.83%
Total Annual Fund Operating Expenses	1.01%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$103	$322	$558	$1,236

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	11%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 255.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

3.73%	7.85%	6.30%	-13.75%	13.53%
2005	2006	2007	2008	2009

Best Quarter (ended 9/30/2009): 6.20%; Worst Quarter (ended 9/30/2008): -5.59%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 4, 2004)
JNL/S&P Managed Conservative Fund (Class A)	13.53%	3.09%	3.62%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.95%
S&P 500 Index	26.46%	0.42%	1.75%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/S&P Managed Moderate Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Fund is to seek capital growth.  Current income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.16%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.87%
Total Annual Fund Operating Expenses	1.04%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	6%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 258.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

4.99%	10.39%	7.74%	-21.24%	18.63%
2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 8.76%; Worst Quarter (ended 12/31/08): -10.29%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	Life of Fund (October 4, 2004)
JNL/S&P Managed Moderate Fund (Class A)	18.63%	3.13%	4.02%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.95%
S&P 500 Index	26.46%	0.42%	1.75%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/S&P Managed Moderate Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Growth Fund is capital growth and current income.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.15%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.90%
Total Annual Fund Operating Expenses	1.06%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	13%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 261.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-1.63%	-4.70%	-8.48%	17.75%	9.58%	6.41%	12.17%	8.65%	-27.50%	23.46%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 11.57%; Worst Quarter (ended 12/31/08): -14.25%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (April 9, 1998)
JNL/S&P Managed Moderate Growth Fund (Class A)	23.46%	3.03%	2.54%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/S&P Managed Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Growth Fund is to seek capital growth.  Current income is a secondary objective.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.15%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.93%
Total Annual Fund Operating Expenses	1.09%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$111	$347	$61	$1,329

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	8%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 264.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-4.35%	-7.34%	-12.40%	21.73%	11.41%	7.44%	14.15%	8.70%	-35.36%	28.06%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 14.71%; Worst Quarter (ended 12/31/08): -19.98%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (April 8, 1998)
JNL/S&P Managed Growth Fund (Class A)	28.06%	1.99%	1.51%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Summary Prospectus May 1, 2010

JNL/S&P Managed Aggressive Growth Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objectives.  The investment objective of the JNL/S&P Managed Aggressive Growth Fund is capital growth.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.18%
Other Expenses	0.01%
Acquired Fund Fees and Expenses*	0.95%
Total Annual Fund Operating Expenses	1.14%

* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2009. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$116	$362	$628	$1,386

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2009 – 12/31/2009	19%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

See Underlying Funds at page 267.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Underlying funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

In addition, the performance of the Fund depends on the Underlying Funds’ Sub-Advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

Annual Total Returns as of December 31

Class A

-9.37%	-10.58%	-18.26%	26.80%	12.61%	8.48%	15.57%	9.17%	-39.16%	31.05%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter (ended 6/30/2009): 16.79%; Worst Quarter (ended 12/31/08): -22.70%

Average Annual Total Returns as of December 31, 2009
	1 year	5 year	10 year (April 8, 1998)
JNL/S&P Managed Aggressive Growth Fund (Class A)	31.05%	1.76%	0.32%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Standard & Poor’s Investment Advisory Services LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Massimo Santicchia	2008	Vice President
John W. Krey	2003	Senior Portfolio Officer

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page 131.

Information About Purchasing the Funds

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson, or through a Jackson fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson, the tax treatment of dividends and distributions will depend on the tax status of Jackson, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additional Information About The Funds

JNL/AIM Global Real Estate Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM Global Real Estate Fund is high total return.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts (“REITs”).  A REIT is a real estate company that pools funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.  The principal type of securities purchased by the Fund is common stock, which is a type of equity security. The companies will be located in at least three different countries, including the United States.

The Fund considers a company to be a real estate or real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate.  These companies include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund may engage in short sales of securities.  A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles.  Instead, it borrows that security for delivery when the sale settles.  The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own.  Generally, the Fund may sell a security short to (i) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (ii) to protect a profit in a security that it owns (short sale against the box).  The Fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s total assets.

The Fund may invest in equity and debt securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital.   The Fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the Fund’s portfolio managers to be of comparable quality.

The Fund’s investments in the types of securities described in this Prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this Prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

When constructing the portfolio, the portfolio managers use a fundamental driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives.  The portfolio managers and investment team focus on equity REITs and real estate operating companies.  Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation.  Each potential investment is analyzed using fundamental research and pricing components to identify attractively priced securities that appear to have relatively favorable long-term prospects.  Some of the fundamental factors that are evaluated in screening potential investments for the Fund include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable financing and fixed charge coverage ratios.  The market and company research available to the investment team helps the portfolio managers in their efforts to identify REITs and real estate companies operating in the most attractive markets that represent quality properties, solid management teams with the ability to effectively manage capital structure decisions.  The companies that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess stock valuations relative to one another and relative to the investment teams’ assessment of underlying asset value.  The fundamental research and pricing factors are combined to identify attractively priced securities of companies that appear to have relatively favorable long-term prospects.  The portfolio managers also consider the relative liquidity of each security in the construction of the Fund.  The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Global Real Estate Index (the benchmark index).  The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and/or geographic areas from time to time.  Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas as well as by limiting the size of any one holding.  The Fund uses the benchmark index as a guide to structuring the portfolio, but the Fund is not an index fund.

The portfolio managers will consider selling a security if they conclude (i) its relative valuation falls below desired levels, (ii) its risk /return profile changes significantly, (iii) its fundamentals change, or (iv) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and sub-Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Real estate investment risk
•	Industry concentration risk
•	Foreign securities risk
•	Short sales risk
•	High yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Currency risk
•	Derivatives risk
•	Market risk
•	Leveraging risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Global Real Estate Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA 30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

The sub-Sub-Adviser to the JNL/AIM Global Real Estate Fund is Invesco Asset Management Ltd. (“IAML”), with its principal office at 30 Finsbury Square, London, EC2A 1AG, United Kingdom.  IAML is an affiliate of Invesco.  IAML is compensated by Invesco at no additional expense to the Trust.  Invesco and IAML are collectively referred to herein as “Invesco.”

Day-to-day investment management decisions for the Fund will be made by the Sub-Adviser.  The sub-Sub-Adviser is responsible for choosing certain types of real estate securities for the Fund.  Invesco and its affiliates are indirect, wholly-owned subsidiaries of Invesco, Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  As of December 31, 2009, Invesco, Ltd. managed approximately $423.1 billion in total assets.

The Fund is managed on a team basis.  The individual members of the team, who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Joe Rodriguez, Jr. (Lead Manager), Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.

•	Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1998.
•	James Trowbridge, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1989.
•	Ping-Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.
•	Paul Curbo, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.
•	James Cowen, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 2001.
•	Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2005.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM International Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM International Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified portfolio of reasonably priced, quality international equity securities.  The Fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.  The Fund will normally invest in the securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

At the present time, the Fund’s portfolio managers intend to invest no more than 20% of the Fund’s total assets in companies located in developing countries, i.e., those that are identified as in the initial stages of their industrial cycles.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund’s exposure above its total net assets.

The Fund’s investments in the types of securities described in the prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Sub-Adviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques.  The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but for whose prices do not fully reflect these attributes.  Investments for the portfolio are selected “bottom-up” on a stock-by-stock basis.  The focus is on the strengths of individual companies, rather than sector or country trends.  The Sub-Adviser may consider selling a security for several reasons, including (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock prices appears to be overvalued, or (3) a more attractive opportunity is identified.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  In addition to common stocks, the Fund may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities.  Fixed income securities, including preferred stocks and convertible securities, are subject to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer will not make payments of principal or interest when due.  A deterioration in the credit quality of an issuer of fixed income securities will cause the price of those securities to fall. Interest rate risk is the risk that interest rates will rise, causing the prices of fixed income securities, including those owned by the Fund, to fall.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Growth investing risk
•	Market risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/AIM International Growth Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  Invesco Aim Management Group manages or advises investment portfolios which total approximately $423.1 billion in total net assets as of December 31, 2009.  Invesco Aim Management Group is a wholly owned subsidiary of Invesco, Ltd.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•
Clas Olsson (lead manager with respect to the Fund’s investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 1994.

•
Barrett Sides (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1990.

•	Shuxin Cao, Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 1997.
•	Matthew Dennis, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or affiliates since 2000.
•	Jason Holzer, Senior Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invescoand/or affiliates since 1996.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM Large Cap Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.  In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments.  Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts (“ADRs”).  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization.  The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Fund’s portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000 Index at the time of purchase.  The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings.  The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Large Cap Growth Fund is Invesco Advisers, Inc.  (“Invesco”), located at 1555 Peachtree, N.E, Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.Invesco Aim Management Group advises mutual funds and separate accounts which total approximately $423.1 billion in total net assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•	Geoffrey Keeling, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1995.
•	Robert Shoss, Senior Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1995.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/AIM Small Cap Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.  In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic and derivative instruments.  Synthetic and derivative instruments are investments that have economic characteristics similar to the Fund’s direct investments.  Synthetic and derivative instruments in which the Fund may invest may include warrants, futures, options, exchange-traded funds and American Depositary Receipts (“ADRs”).  Synthetic and derivative instruments may have the effect of leveraging the Fund’s portfolio.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.  The Russell 2000 Index is a widely recognized, unmanaged index of common stocks that measures performance of the 2,000 smallest companies in the Russell 3000® Index.  The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments.  The Fund may also invest up to 25% of its total assets in foreign securities.  Any percentage limitations with respect to the assets of the Fund are applied at the time of purchase.

In selecting investments, the Sub-Adviser utilizes a disciplined portfolio construction process that aligns the Fund with the Russell 2000 Growth Index which the Sub-Adviser believes represents the small cap growth asset class.  The security selection process is based on a three-step process that includes fundamental, valuation, and timeliness analysis.  Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management.  The goal is to find high quality, fundamentally sound companies operating in an attractive industry.  Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one-to-two year horizon.  Timeliness analysis is used to help identify the “timeliness” of a purchase.  In this step, relative price strength, trading volume, characteristics, and trend analysis are reviewed for signs of deterioration.  If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.  The Sub-Adviser considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Investment growth style risk
•	Liquidity risk
•	Interest rate risk
•	Small cap investing risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/AIM Small Cap Growth Fund is Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree, N.E., Atlanta, GA  30309.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  Invesco Aim Management Group advises mutual funds and separate accounts which total approximately $423.1 billion in total net assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team are:

•
Juliet Ellis (lead manager), Senior Portfolio Manager and Chief Investment Officer of Invesco’s Domestic Growth Investment Management Unit, has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.  From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.

•
Juan Hartsfield, Portfolio Manager, has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.  From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management.  From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

•
Clay Manley, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated with Invesco and/or its affiliates since 2001.  From 2002 to February 2008, he was a senior equity analyst on Invesco’s small-cap team.  Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University.  Mr. Manley is a CFA Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian Global Balanced Fund
Class A

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

Principal Investment Strategies.  The Fund’s investment objective is to seek the balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a blend of 65% equities and 35% fixed-income, but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed-income securities.

Equity portion of the Fund
The investment objective of the equity portion of the Fund is to seek long-term growth of capital and income by investing in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $750 million at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Fixed-income portion of the Fund
The investment objective of the fixed-income portion of the Fund is to seek as high a total return, measured in U.S. dollars, as is consistent with conservation of capital, by investing principally in marketable fixed-income securities, denominated in currencies from around the world, as follows:

The bond portion of the Fund will be invested in one or a combination of the following:

(a)
Securities rated Baa3 or better by Moody’s Investors Service, Inc. or Fitch, or BBB or better by Standard & Poor’s Corporation, or securities unrated by any of the foregoing entities that are deemed by the Sub-Adviser to be of equivalent investment quality;

(b)	Securities issued or guaranteed by a national government, its agencies and instrumentalities (excluding developing countries) or a supranational organization,
(c)	Cash equivalents and cash; and/or
(d)	Currency options or forward currency contracts.

The Fund may also invest in debt securities of developing country (emerging market) issuers.  Up to 20% of the fixed-income portion of the Fund will be invested in securities rated lower than those in (a) above, or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Foreign securities risk
•	Interest rate risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian Global Balanced Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

Mark A. Brett is a director and senior vice president of Capital International Limited and a vice president of Capital International Research, Inc. His responsibilities include global fixed-income portfolio management and currency research. Prior to joining the Capital in 1993, Mr. Brett spent 14 years as an economist/strategist with Barclays de Zoete Wedd (formerly De Zoete and Bevan) in London. In addition, he was a director of BZW Capital Markets Ltd. and a member of the London Stock Exchange. He is a member of the UKSIP and the Securities Institute. He is based in London.

Michael Cohen is a director and senior vice president of Capital International Limited, an affiliate of Capital Guardian, and has equity portfolio management responsibilities for Capital Guardian.  Michael joined the Capital organization in 2000 as an investment analyst and later became a portfolio counselor for Capital Research and Management Company until the fall of 2009.  Prior to this, he was a research analyst with both Schroders and Salomon Brothers in London.  He received his MBA from the London Business School and his BA in accounting and economics from Tel Aviv University. He is based in London.

Mark H. Dalzell is a vice president of Capital International Limited. He joined the organization’s fixed-income area as a global bond specialist in 1988 and is involved with Capital International and Capital Guardian’s global and non-U.S. portfolios. Prior to joining the organization, he was a vice president and senior portfolio manager in the International Fixed-Income department at Citibank Investment Management, London for three years, spent two years in institutional sales at Bear, Stearns & Co., two years in the Foreign Exchange Consultancy group of Chase Manhattan Bank, and three years in the International Research department of the Federal Reserve Bank of New York. He received a Master’s degree in public policy from the Kennedy School at Harvard University and a BA in international affairs from the Woodrow Wilson School, Princeton University (magna cum laude). Mr. Dalzell is based in Los Angeles.

David I. Fisher is chairman of the board of Capital Group International, Inc. and Capital Guardian, as well as an officer and director of numerous affiliated companies. He is a portfolio manager for U.S., non-U.S., global, and emerging market assets and has been responsible for our organization’s international investing activities since 1982. He joined the organization in 1969 as a financial analyst and was director of research for ten years. Previously, he was an officer of Smith Barney & Co. and a marketing executive with General Electric Company. A graduate of the University of California at Berkeley, he holds an MBA from the University of Missouri Graduate School of Business Administration. Mr. Fisher is a member of the Los Angeles Society of Financial Analysts, as well as the International Society of Security Analysts. He is based in Los Angeles.

Laurentius Harrer is a senior vice president of Capital Guardian. He has research responsibilities in emerging markets and portfolio management responsibilities for emerging markets debt and global fixed-income accounts. Prior to joining the organization in 1993, he was with Metzler Investment in Frankfurt, Germany where he was a senior portfolio manager responsible for global bond and currency markets. Before that, he spent two years in institutional sales with Bayerische Vereinsbank. Mr. Harrer graduated from the University of Landshut in Germany with a bachelor of business administration degree. He is based in Los Angeles.

Nancy J. Kyle is vice chair of the Board of Capital Guardian.  Ms. Kyle is an international equity portfolio manager and coordinates the asset allocation process for our multi-product services. Prior to joining Capital in 1991, she was a managing director at JPMorgan Investment Management in New York. Ms. Kyle earned a BA from Connecticut College and did graduate work at the London School of Economics. She is based in New York.

Robert H. Neithart is a senior vice president and a director of Capital Guardian and director and an executive vice president of Capital International Research, Inc. He is also a vice president and  director of Capital Strategy Research, Inc. His portfolio management and research responsibilities are focused on emerging markets fixed income, global bonds, and global macroeconomics. Mr. Neithart joined the organization in 1987 as a participant in “The Associates Program.” He earned an AB degree (cum laude) in economics from Occidental College. He is a member of the National Association of Business Economists (NABE), is active in the Los Angeles chapter of NABE and holds the Chartered Financial Analyst® designation. He is based in Los Angeles.

Lionel M. Sauvage is a senior vice president of Capital Guardian Trust Company as well as a senior vice president of Capital International, Inc., with portfolio management responsibilities for both Capital Guardian and Capital International, Inc. He is also a director and senior vice president of Capital International Limited. He joined the organization in 1987 as an investment analyst and has covered European food, beverage, and airline industries, as well as U.S. aerospace companies. Mr. Sauvage earned his MBA from INSEAD in Fontainebleau, France and his electronic engineering degree from ENSEM in Nancy, France. Prior to attending business school, he was a project manager at Sogelerg Engineering in France for five years. He is based in London.

Alan J. Wilson is a director and senior vice president of Capital Guardian.  He is also president and director of global research for Capital International Research, Inc. a director of The Capital Group Companies, Inc. and a director of Capital Group Research, Inc.. He is a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining the organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.

Wesley K.-S. Phoa is a senior vice president of Capital International Research, Inc. and vice president of Capital Strategy Research, Inc.  He manages U.S. fixed income portfolios. He is also an investment analyst covering U.S. government bonds, as well as having responsibilities for fixed-income quantitative research. Prior to joining Capital in 1999, he was with Capital Management Sciences in Los Angeles for three years, where he served as vice president and later as director of research. Before that he spent three years with Deutsche Bank in Australia as a quantitative analyst and three years as a mathematics lecturer and research fellow. Dr. Phoa received a PhD in pure mathematics from Trinity College at the University of Cambridge. He also holds a BSc (Honors) from the Australian National University and is based in Los Angeles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian Global Diversified Research Fund
Class A

Investment Objective.  The investment objective of the JNL/Capital Guardian Global Diversified Research Fund is long-term growth of capital.

Principal Investment Strategies. The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Consistent with the Fund's objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Growth investing risk
•	Market risk
•	Mid-capitalization investing risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian Global Diversified Research Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071.  Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

G. Ernest Nutter serves as the research portfolio coordinator for the Fund.

G. Ernest Nutter is a vice president of Capital International Research, Inc. and serves as the research portfolio coordinator for the Fund.  He joined the Capital organization in 2004 and brings over 28 years of research experience. For 13 years, he was managing director of mining research for RBC Capital Markets/Dominion Securities, Inc. Prior to that, he spent two years as the senior mining analyst for Dean Witter Reynolds (Canada), Inc.; one year as a mining analyst with Pemberton Securities, Inc.; one year as the senior mining analyst for Davidson Partners Limited; and 11 years as a project geologist with Westmin Resources/Western Mines. Mr. Nutter earned a BS in geology from Dalhousie University. He is based in Toronto.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Capital Guardian U.S. Growth Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Capital Guardian U.S. Growth Equity Fund is long-term growth of capital.

Principal Investment Strategies.  The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts (“ADRs”) and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase. The Fund intends to achieve its objective by investing primarily in attractively valued securities that at the time of purchase exhibit one or more “growth” characteristics relative to the U.S. stock market. The “growth” characteristics include securities exceeding the market (rate of growth) in at least one of the following categories: earnings, unit sales, revenue or cash flow.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. The Fund intends to remain fully invested, however, and the Fund may hold cash and cash equivalents for defensive purposes.  Although the Fund does not intend to seek short-term profits, securities in the Fund’s portfolio will be sold whenever the Fund believes it is appropriate to do so without regard to the length of time a particular security may have been held.

Consistent with the Fund’s objectives, it may from time to time purchase derivative securities to, among other reasons, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Foreign securities risk
•	Investment growth style risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Market risk
•	Derivatives risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Capital Guardian U.S. Growth Equity Fund is Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital Group Companies is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

Todd S. James is a director and senior vice president of Capital Guardian and a portfolio manager with U.S. growth, U.S. value, and Absolute Income Grower responsibilities. Prior to assuming his portfolio management responsibilities in 2006, Mr. James was an investment analyst with research responsibilities in U.S. merchandising and e-commerce and a statistician for Capital Group Research, Inc. Before joining the organization in 1985, he studied architecture at Texas Tech University and earned a BS in international finance from California State University, Sacramento. Mr. James earned an MBA from the University of Southern California Graduate School of Business and is based in Los Angeles.

Eric H. Stern is a director and senior vice president of Capital Guardian. His investment responsibilities include portfolio management within the U.S. Growth Equity product and research of the U.S. medical technology industry. Prior to joining the Capital organization in 1991, he served two years as an analyst in the Mergers and Acquisitions department of Morgan Stanley & Company. Mr. Stern is a Phi Beta Kappa graduate of the University of California at Berkeley, where he earned a BS in business administration. He also holds an MBA from Stanford Graduate School of Business. He is based in West Los Angeles.

Alan J. Wilson is a director and senior vice president of Capital Guardian.  He is also president and director of global research for Capital International Research, Inc. a director of The Capital Group Companies, Inc. and a director of Capital Group Research, Inc.. He is a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining the organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Credit Suisse Commodity Securities Fund (formerly, JNL/Credit Suisse Global Natural Resources Fund)
Class A

Investment Objective.  The investment objective of the JNL/Credit Suisse Commodity Securties Fund is long-term capital growth.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.  The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities.  To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals.  To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities.  These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options.  The Fund may hold a portion of its portfolio in fixed-income securities.  The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio.  One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the “Natural Resources Portfolio.”  The other portfolio will focus on investments in commodity instruments; the “Commodities Portfolio.”

Natural Resources Portfolio.  The Natural Resources Portfolio of the Fund follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach.  The Fund's portfolio managers select securities for the Fund using proprietary quantitative models, which are designed to:

•
forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company’s relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum;

•	identify stocks likely to suffer price declines if market conditions deteriorate and limit the Fund’s overall exposure to such low quality stocks; and

•	help determine the Fund’s relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

The Natural Resources Portfolio will invest in U.S. and foreign securities.  To effectively manage cash, including subscriptions and redemptions, and foreign currency, the Natural Resources Portfolio may also invest in Exchange Traded Funds, and options and futures.  Due to volatility in the natural resources and commodities markets, there can be no guarantee that the Natural Resources Portfolio will outperform the customized MSCI benchmark in the future.

Commodities Portfolio.  The Commodities Portfolio seeks total return and is designed to achieve positive total return relative to the performance of the Dow Jones UBS Commodity Index Total Return (DJ-UBS Index).  To pursue this goal, it primarily invests in commodity-linked derivative instruments.  To meet coverage and collateral requirements associated with these derivative investments, and invest excess cash, the Fund may hold a portion of its portfolio in fixed-income securities.  To comply with the Internal Revenue Code of 1986, as amended, the commodity-linked derivatives purchased will primarily be commodity-linked structured notes, and the Fund will limit its direct investments in commodity-linked swap agreements and futures such that the income derived from commodity-linked swap agreements and futures is limited to a maximum of 10% of the Fund’s annual gross income.

A commodity-linked structured note contains a return component based on a security, index, or other measure.  Performance of the particular index will affect performance of the commodity-linked structured note.  These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities.  A portion of the commodity-linked structured notes may be tied to the DJ-UBS Index, which is an index comprised of commodity futures, including, but not limited to: aluminum; coffee; gold, natural gas, silver, unleaded gasoline, and wheat.  The commodities in the DJ-UBS Index may change.  The principal value of commodity-linked structured notes held by the Commodities Portfolio is expected to equal between 0% and 25% of the Commodities Portfolio’s net assets at the time of investment, which percentage may be higher or lower as the value of the DJ-UBS Index changes.

Investments in other commodity-linked derivative instruments may have different exposures to other commodities.  The Commodities Portfolio may purchase single commodity-related instruments, such as, futures contracts on oil.  It should be noted that other commodity-linked derivative instruments may have different contract terms, such as different roll dates, reset dates, or contract months other than those specified by a particular commodity index.  As a result, the commodity-linked derivatives component may deviate from the returns of the DJ-UBS Index.  Due to volatility in the commodities and natural resources markets, there can be no guarantee that the Commodity Portfolio will outperform the DJ-UBS Index.

The Fund may invest, irrespective of currency and regardless of the issuer’s country of origin, in convertible bonds and warrant, providing the associated rights confer entitlement to the subscription of shares in companies in which the Fund is permitted to invest under terms of its investment policy.  Furthermore, the Fund may invest in listed and equity-linked notes, which is an instrument whose return is determined by the performance of a single equity security, a basket of equity securities, or an equity index, provided the underlying equities relate to companies permitted under the terms of the Fund’s investment policy.  Investments in equity-linked notes, together with convertible bonds and warrants may not exceed 15% of the net assets of the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Commodity risk
•	Credit risk
•	Derivatives risk
•	Foreign securities risk
•	Industry concentration risk
•	Interest rate risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Emerging markets risk
•	Leveraging risk
•	Market risk
•	Model risk
•	Tax risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Credit Suisse Commodity Securities Fund is Credit Suisse Asset Management, LLC (“Credit Suisse”), located at Eleven Madison Avenue, New York, New York 10010.  Credit Suisse is an indirect subsidiary of Credit Suisse Group AG (“CSG”).  CSG’s office is located at Giesshübelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are Jordan Low, Andrew Karsh, and Christopher Burton.

Jordan Low, CFA, Director, is Head of the Quantitative Equities Group in Alternative Investments, and global head of research and portfolio management for quantitative equity products. Mr. Low joined CSG in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to his current role, he ran live portfolios in the US, Canada, and Europe for the Credit Suisse proprietary trading accounts. He joined Credit Suisse Asset Management, LLC in February 2008. Previous to CSG, he worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 in their respective proprietary trading divisions. He managed portfolios focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics, and Mathematics, and a Master of Engineering in Computer Science, all from the Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

Christopher Burton, CFA, Director, is a Portfolio Manager and Trader for the Derivatives Team, and Co-Lead Portfolio Manager for the Total Commodity Return strategy. In this role, Mr. Burton is responsible for analyzing and implementing the team’s hedging strategies, indexing strategies, and excess return strategies. Prior to joining Credit Suisse Asset Management, LLC in 2005, Mr. Burton served as an Analyst and Derivatives Strategist with Putnam Investments, where from 2002 to 2005 he developed the team’s analytical tools and managed their options-based yield enhancement strategies, as well as exposure management strategies. Mr. Burton earned a BS in Economics with concentrations in Finance and Accounting from the University of Pennsylvania’s Wharton School of Business.  Additionally, Mr. Burton holds the Chartered Financial Analyst designation and has achieved Financial Risk Manager® Certification through the Global Association of Risk Professionals (GARP).

Andrew B. Karsh, Director, is a Portfolio Manager and Trader for the Derivatives Team, and Co-Lead Portfolio Manager for the Total Commodity Return strategy. In this role, Mr. Karsh is responsible for analyzing and implementing the team’s hedging strategies, indexing strategies, and excess return strategies.  Prior to his current role, Mr. Karsh served as a Director in the Fixed Income Structuring Group within the Investment Banking division where he had extensive experience structuring and executing complex transactions involving derivatives and cash securities.  Prior to joining CSG in 1999, Mr. Karsh worked in Fixed Income and Derivatives trading at Santander Financial Products, and focused on U.S. Government & Mortgage Backed Securities at Bear Stearns and Co.  Mr. Karsh earned a BS/BA in Finance from American University’s Kogod College of Business and holds FINRA Series 3, 7 and Series 63 certifications.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Credit Suisse Long/Short Fund
Class A

Investment Objective.  The investment objective of the JNL/Credit Suisse Long/Short Fund is total return.

Principal Investment Strategies.  The Fund’s principal investment strategy is to employ a proprietary, quantitative multi-factor model to select an equity portfolio with long-run average total returns greater than the benchmark Standard & Poor’s (“S&P”) 500 Index and with investment risk similar to the S&P 500 Index.  The investment strategy is quantitative in nature; the portfolio managers’ discretion is used to determine the selection and importance of factors in the multi-factor stock selection model.  The Fund’s active quantitative equity management strategy allows the portfolio simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.  The strategy employed by this Fund is a natural expansion of enhanced indexing and long/short strategies, referred to as the U.S. Equity – Short Extension Strategy.  This strategy offers the portfolio management team increased flexibility to express their views on certain equities while maintaining—to a large degree—the S&P 500 Index’s risk factors, such as sector and industry exposures.

The Sub-Adviser generally employs symmetric long and short stock positions around a full market exposure to the S&P 500 Index.  Long positions are typically held at up to 140% of the underlying stock portfolio, and the short constraint is relaxed to a degree allowing short positions of up to 40% of the underlying stock portfolio. The portfolio, including the net short positions, therefore, maintains an expected beta of one (1.0) in relation to the S&P 500 Index while seeking to capture better performance, in the long-run, than the S&P 500 Index.

With this 140/40 approach, the Sub-Adviser pursues a performance target range of 2.0-3.5% excess return over the S&P 500 Index with a volatility range of 2.0-4.0% over or under the return of the S&P 500 Index.

The Sub-Adviser will predominantly invest in large-cap US equities.  In addition, the Sub-Adviser in general will maintain characteristics – risk factor exposures, sector and industry weights, etc. – similar to those of the S&P 500 Index.  The Fund may invest in securities outside of the S&P 500 Index.

Investment Process
The Sub-Adviser adheres to rigorous and disciplined portfolio construction and risk management.  The strategy employs a transparent and innovative quantitative equity investment process, encompassing four steps: (1) formulation of investment views, (2) construction of expected returns, (3) portfolio optimization and implementation, and (4) performance monitoring and attribution analysis.

The investment strategy is quantitative in nature; the portfolio managers’ discretion is used to determine the selection and importance of factors in the Sub-Adviser’s proprietary multi-factor stock selection model.  The portfolio managers’ also utilize their discretion in their selection of portfolio implementation parameters and implementation of short positions in the portfolio.

Step 1: Formulating investment views
The Sub-Adviser utilizes five distinct factor groups – (Valuation, Profitability, Growth, Momentum, and Capital-Use & Balance Sheet Quality) to construct investment views and forecast stock returns.   The selection of these factor groups was determined by the Sub-Adviser through rigorous quantitative research. Each one of the five factor groups is composed of a set of individual fundamental factors that broadly measure similar information.   For example, the Valuation factor group includes measures such as price-to-earnings ratio and price-to-cash flow ratio, both of which relate information about the value (i.e. expensiveness or cheapness) of a company.  The Profitability factor group includes ratios such as return on equity and return on invested capital, both of which describe a company’s returns to capital, or profitability.

Step 2: Constructing the expected returns
The second step of the investment process involves calculating the expected returns of individual stocks given the investment views.  Expected returns are simultaneously calculated for each and every stock in the investment universe according to the following procedures: (a) scoring each stock on the basis of its attractiveness by each of the five factor groups; (b) applying a set of weights to the five scores based on each stock’s unique characteristics; and (c) making a final adjustment to the expected return of each stock given the risks of each stock (i.e., integrating the risk and reward profiles of the companies by penalizing higher risk stocks and rewarding lower risk stocks).  The set of expected returns constructed above reflects the portfolio managers’ best estimate of the relative attractiveness of each stock in the investment universe.

Step 3: Portfolio construction and implementation
Portfolio construction and implementation is the third step of the investment process.  The expected returns constructed above and the risk model are combined in an optimization software with client investment guidelines to derive the optimal portfolio. The portfolio optimization defines the Sub-Adviser’s buys and sells. In general, the investment guideline or restrictions on the Short-Extension Strategy will be added as constraints in the portfolio optimization process to ensure the adherence to investment guideline. The portfolio optimization also ensures that risk characteristics of the portfolio, including sector, industry and risk index exposure, to be similar to those of benchmark and to be within that of the investment guideline.

Portfolio implementation follows the portfolio construction. A defined trading strategy is selected and closely followed, with trade controls (post-trade analysis) and implementation based on the principles of best execution being paramount to the successful construction of the client portfolio.

Step 4: Performance monitoring and attribution analysis
An extensive performance monitoring and attribution analysis process is the final step of the investment process. The performance of the five factor groups is monitored on a daily basis, as is the portfolio’s exposure to those factor groups.  Expected tracking error, market risk and company-specific risk components, client constraints, benchmark changes, corporate actions, and cash management are among the issues monitored and addressed on a daily basis by the portfolio management team.  In addition, regular investment updates of the sources of risk of the Fund and refinements to the stock selection process are considered integral to the ongoing management of client assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Short sales risk
•	Speculative exposure risk
•	Model risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Industry concentration risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Portfolio turnover
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Credit Suisse Long/Short Fund is Credit Suisse Asset Management, LLC (“Credit Suisse”), located at Eleven Madison Avenue, New York, New York 10010.  Credit Suisse is an indirect subsidiary of Credit Suisse Group AG (“CSG”).  CSG’s registered office is located at Giesshübelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.

The portfolio management group from the Credit Suisse Quantitative Equities Group manages the Fund.  Mr. Jordan Low is responsible for the day-to-day management of the Fund.  Mr. Low has been a portfolio manager for the Fund since February 2008.

Jordan Low, CFA, Director, is Head of the Quantitative Equities Group in Alternative Investments, and global head of research and portfolio management for quantitative equity products. Mr. Low joined CSG in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to his current role, he ran live portfolios in the US, Canada, and Europe for the Credit Suisse proprietary trading accounts. He joined Credit Suisse Asset Management, LLC in February 2008. Previous to CSG, he worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 in their respective proprietary trading divisions. He managed portfolios focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics, and Mathematics, and a Master of Engineering in Computer Science, all from the Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Eagle Core Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Eagle Core Equity Fund is long-term growth through capital appreciation, and secondarily, current income.

Principal Investment Strategies.  Under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund seeks to invest in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $5 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate and long-term. The Fund may also invest in preferred stocks and convertible securities that the portfolio managers believe may permit the Fund to achieve its investment objective. The Fund will invest in established companies that the portfolio managers determine are undervalued relative to their earnings growth prospects. The portfolio managers’ strategy combines a “bottom up” research process with a relative-valuation discipline in purchasing stocks. In general, the Fund’s portfolio managers seek to select securities that, at the time of purchase, typically have at least one of the following characteristics: (1) projected earnings growth rate at or above the S&P 500 Index, (2) above-average earnings quality and stability, or (3) a price-to-earnings ratio comparable to the S&P 500 Index.  Although the Fund is diversified, it normally will hold a focused portfolio of stocks of fewer companies than many other diversified funds. As a temporary defensive measure because of market, economic or other conditions, the Fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. If the portfolio manager invokes this strategy, the Fund’s ability to achieve its investment objective may be affected adversely.

The Sub-Adviser picks stocks from the 500 largest names in the Russell 1000 Index (by market capitalization).  It focuses on securities of companies with solid fundamentals, predictable growth and reasonable valuations relative to their peers.  Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses with no competitive advantage(s) are typically eliminated from consideration.  This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

The team develops an earnings model for each company in the resulting universe with each co-portfolio manager responsible for those stocks in his/her sector of expertise.  The research process concentrates on determining sustainable long-term growth prospects.  Finally, a team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Industry concentration risk
•	Investment value style risk
•	Security concentration risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Derivatives risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Eagle Core Equity Fund is Eagle Asset Management, Inc. (“Eagle”), 880 Carillon Parkway, St. Petersburg, Florida 33716.  Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.  Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.

In its capacity as Sub-Adviser, Eagle supervises and manages the investment portfolio of the Fund.  Eagle’s Conservative Large Cap Equity team is responsible for the day-to-day management of the Large Cap Core Fund.  The team is compromised of four Co-Portfolio Managers: (1) Mr. Richard Skeppstrom who is a Managing Director and joined Eagle in April 2001 after serving as Senior Portfolio Manager for Evergreen Investment Management’s large cap core program for six years.  Mr. Skeppstrom has primary responsibility for companies within the consumer staples, communications, financials and leisure sectors; (2) Mr. John Jordan III is a Vice President and portfolio co-manager since joining Eagle in April 2001.  Prior to joining Eagle, Mr. Jordan served as Co-Portfolio Manager of Evergreen Investment Management’s large cap core program for two years. Mr. Jordan covers companies within the capital goods/industrials, basic industry, consumer discretionary and communications/networking equipment sectors; (3) Mr. Craig Dauer is a Vice President and has co-portfolio management responsibilities since joining in April 2001.  Prior to joining Eagle, Mr. Dauer served as Co-Portfolio Manager of Evergreen Investment Management’s large cap core program for two years.  Mr. Dauer is responsible for covering pharmaceuticals, medical devices, consumer staples and retailers; and (4) Mr. Robert Marshall is a Vice President since joining Eagle in September 2002.  From 1995 to 2002, Mr. Marshall served as Director/Senior Vice President of equity research at Wachovia Securities for seven years.  Mr. Marshall covers cyclical growth companies, technology (enterprise hardware, semiconductors, computer services and software) and brokerages.

Each portfolio manager is responsible for actively researching companies within their individual areas of expertise and uses intensive fundamental analysis to develop proprietary earnings and valuation models for each company he follows.  The team applies this relative-valuation approach consistently across the portfolio every day.  Initial recommendations on a course of action are made by the portfolio co-manager responsible for each sector.  Buy-and-sell decisions are made in consultation with the team.  As managing director, Mr. Skeppstrom ultimately authorizes all co-managers’ buy-and-sell decisions.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Eagle SmallCap Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.  The Sub-Adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long-term earnings growth rate or asset value.  The Sub-Adviser generally invests in companies which have accelerating earnings, reasonable valuations, strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity.  The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investments in IPOs
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Growth investing risk
•	Market risk
•	Temporary defensive positions and large cash positions

Other investments. The Fund may also invest in American Depositary Receipts of foreign issuers, U.S. government securities, repurchase agreements and other short-term money market instruments which may diminish returns.

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Eagle SmallCap Equity Fund is Eagle Asset Management, Inc. (“Eagle”), 880 Carillon Parkway, St. Petersburg, Florida 33716.  Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.  Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.

Bert L. Boksen, a Senior Vice President, Managing Director and Portfolio Manager of Eagle, and Eric Mintz, CFA, an Assistant Portfolio Manager of Eagle, are responsible for the day-to-day management of the Fund.  Mr. Boksen joined Eagle in April 1995 as a Senior Vice President and has portfolio management responsibilities for its small cap equity accounts. He was appointed a Managing Director in June 1999.  Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department.  While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee.  Mr. Boksen has had responsibility for the day-to-day management of the Fund since the inception of the Fund.  As portfolio manager, Mr. Boksen dedicates the majority of his time to investment research and portfolio management and acts as a generalist, covering a variety of different issues.  The research analysts and portfolio manager are responsible for performing in-depth fundamental research for the portfolio.  Mr. Boksen relies upon a team of research analysts for in-depth company information.  The research analysts are specialists, assigned to specific industries.  Team members meet on a daily basis to discuss investment candidates, as well as securities in the portfolio.  Mr. Boksen retains final authority for all buy-and-sell decisions.

Mr. Mintz has been Assistant Portfolio Manager since 2008 and Senior Research Analyst at Eagle since 2005. Mr. Mintz joined Eagle in 2005 as a Senior Research Analyst and brings 12 years of investment experience as an analyst and research associate. Mr. Mintz assists Mr. Boksen in the responsibilities of managing the Fund. Mr. Mintz does not have individual discretion over the assets of the Fund. Previously, Mr. Mintz served as Vice President of equity research for the Oakmont Corporation from 1999 to 2005.He holds a B.A. in economics from Washington and Lee University and earned his M.B.A. from the University of Southern California.  Mr. Mintz received his Chartered Financial Analyst designation in 2000.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Global Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Global Growth Fund is long-term capital growth.

Principal Investment Strategies.  Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

An equity security or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company’s business, any income paid to shareholders, the value of its assets, and general market conditions.  Common stocks, preferred stocks and convertible securities are examples of equity securities.  Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).  The Fund also invests in depositary receipts.  These are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

In addition to the Fund’s main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.  Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally to pay interest to the holder.  Bonds, notes and debentures are examples of debt securities.  In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

The Fund may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy to enhance its returns.  No more than 5% of the Fund’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment).  With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time.  The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for this Fund, the Sub-Adviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential.  The Sub-Adviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

In connection with the purchase of certain asset-backed securities and commercial mortgage-backed securities (TALF ABS), the Fund may borrow from the Federal Reserve Bank of New York (NY Fed) under its Term Asset-Backed Securities Loan Facility (TALF). Pursuant to the TALF Program, the Fund may receive one or more three to five year term non-recourse loans to purchase TALF ABS in return for the payment of a haircut amount (usually 5-15% of the loan amount) and a pledge of the TALF ABS.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Emerging markets risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus.  These certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.  These securities and techniques may subject the Fund to additional risks.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Interest rate risk
•	Leveraging risk
•	Market risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/Franklin Templeton Global Growth Fund is Templeton Global Advisors Limited (“Global Advisors”), Lyford Cay, Nassau, Bahamas.  Together, Global Advisors and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Cindy L. Sweeting, CFA (President of Global Advisors) has been a manager of the Fund since December 2007.  Ms. Sweeting is director of portfolio management for the Templeton Global Equity Group, and lead portfolio manager of Templeton Growth Fund, Inc. and the European based Templeton Growth Fund.  She also has portfolio management responsibility for institutional separate account relationships with both global and international mandates.  Ms. Sweeting has 25 years of experience in the investment industry.  She joined Franklin Templeton Investments in Templeton’s Nassau office in 1997, and most recently served as director of research for the Templeton Global Equity Group, before assuming her current responsibilities.  Ms. Sweeting graduated summa cum laude from Georgetown University, where she earned her B.S. in business administration with a concentration in finance.  She has served as vice president of the board of directors for the International Society of Financial Analysts (“ISFA”), which has now merged with the CFA Institute.  She was a founding member and past president of the Bahamas Chapter of ISFA.  Ms. Sweeting is a Chartered Financial Analyst (“CFA”) Charterholder.

•
Tucker Scott, CFA (Executive Vice President) has been a manager of the Fund since October 2007.  Mr. Scott joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts.  Mr. Scott has global research responsibilities for paper and forest products, commercial services and supplies, Switzerland and Austria, as well as small cap capital goods.  Mr. Scott earned his B.A. in history from the University of Virginia and a M.B.A. from the Amos Tuck School of Business at Dartmouth College.  Mr. Scott is a Chartered Financial Analyst and member of the CFA Institute.

•
Lisa F. Myers, CFA (Vice President of Global Advisors) has been a manager of the Fund since its inception.  Ms. Myers is the lead equity portfolio manager of Templeton Growth Fund.  Ms. Myers also manages institutional separate accounts with international and global mandates. She is the coordinator of the global consumer team and has direct research responsibility for the global retail and textile and apparel industries. She joined Franklin Templeton Investments in 1996.  Ms. Myers earned her B.A. from the University of Pennsylvania and her J.D. from Georgetown University, where she also taught legal research and writing.  Ms. Myers is a Chartered Financial Analyst (CFA) Charterholder and is a member of the CFA Institute.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Income Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Income Fund is to maximize income while maintaining prospects for capital appreciation.

Principal Investment Strategies.  Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

Debt securities represent an obligation of the issuer to repay a loan of money to it and generally provide for the payment of interest.  These include bonds, notes and debentures.  An equity security, or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions.  Common stocks, preferred stocks and convertible securities are examples of equity securities.  Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.  In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s (“S&P®”) and Moody’s Investors Service (“Moody’s”) are considered investment grade.  Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody’s or BB or lower by S&P or from unrated securities deemed by the Fund’s manager to be of comparable quality.  Such high-yield securities are considered to be below “investment grade” and are sometimes referred to as “junk bonds.”  Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase.

The Fund may invest up to 25% of its assets in foreign securities.  It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The Fund’s manager searches for securities it deems to be undervalued or out-of-favor securities and believes offer opportunities for income today and significant growth tomorrow.  It performs independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by rating agencies.  In its analysis, the manager considers a variety of factors, including the following:

•	Management strength, experience and track record;
•	Responsiveness to changes in interest rates and business conditions;
•	Debt maturity schedules and borrowing requirements;
•	The company’s changing financial condition and market recognition of the change; and
•	A security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects.

When the Sub-Adviser believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments.  Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations repurchase agreements, money market fund shares and other money market instruments.  The Sub-Adviser also may invest these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.  In these circumstances, the Fund may be unable to achieve its investment goal.

While the Fund does not concentrate in any one industry, it may make significant investments in the utilities, healthcare, and financial services sectors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Investment value style risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Credit risk
•	Currency risk
•	Income risk
•	Leveraging risk
•	Loans risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Sector risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Income Fund is Franklin Advisers, Inc. (“Franklin Advisers”), One Franklin Parkway, San Mateo, California 94403-1906.  Together, Franklin Advisers and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•	Edward D. Perks, CFA (Vice President of Franklin Advisers) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1992.
•	Charles B. Johnson (Chairman of the Board of Franklin Advisers) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1957.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton International Small Cap Growth Fund (formerly, JNL/Capital Guardian International Small Cap Fund)
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton International Small Cap Growth Fund is long-term capital appreciation.

Principal Investment Strategies.  Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion.

Smaller international companies are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) EAFE Small Cap Index, whichever is greater, at the time of purchase.  The MSCI EAFE Small Cap Index is designed to measure the equity market small cap segment performance in the global developed markets, excluding the U.S. and Canada.

The Fund considers international companies to be those organized under the laws of a country outside of the United States or having a principal office in a country outside of the United States, or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the United States. The Fund may invest in emerging market countries.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. The Fund invests predominantly in securities listed or traded on recognized international markets in developed countries included in the MSCI EAFE Small Cap Index.

In choosing individual equity investments, the Fund’s manager utilizes a fundamental “bottom-up” approach involving in-depth proprietary analysis of individual equity securities. In narrowing down the universe of eligible investments, the manager employs a quantitative and qualitative approach to identify smaller international companies that may benefit from longer-term dynamic growth. These companies tend to have proprietary products and services, which can sustain a longer-term competitive advantage, and tend to have a higher probability of maintaining a strong balance sheet and/or generating cash flow. After a company is identified, a thorough analysis is conducted to establish the earnings prospects and determine the value of the company.  Overall, the manager seeks to invest in growth companies with attractive valuations.

The manager does not select investments for the Fund that are merely representative of the small cap asset class, but instead aims to produce a portfolio of securities of exceptional companies operating in sectors that offer attractive growth potential. The manager has a team of research analysts fully dedicated to the identification of smaller companies that have, in their opinion, the potential to provide above average performance. While the manager seeks to outperform the MSCI EAFE Small Cap Index, positions may be taken by the Fund that are not represented in that index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign securities risk
•	Market risk
•	Security concentration risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Growth investing risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/Franklin Tempelton International Small Cap Growth Fund is Franklin Templeton Institutional, LLC (“FT Institutional”), 600 Fifth Avenue, New York, New York 10020.  FT Institutional is an indirect subsidiary of Franklin Resources, Inc.  Together, FT Institutional and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed by a team of dedicated professionals focused on investments in international securities, both of small capitalization companies and mid- large-capitalization companies.  The portfolio managers are as follows:

•
Edwin Lugo CFA (Vice President of FT Institutional) has been lead portfolio manager of the Fund since its May 2010. Mr. Lugo has primary responsibility for the investments of the Fund.  Mr. Lugo has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements.  The degree to which Mr. Lugo may perform these functions, and the nature of these functions, may change from time to time.  Mr. Lugo joined FT Institutional in June 2006.  Prior to rejoining the Franklin Templeton organization, Mr. Lugo was an international portfolio manager with Brown Capital Management from 2002 to 2006.

•
David Glazer CFA (Research Analyst of FT Institutional) has been a portfolio manager of the Fund since May 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.  Prior to joining FT Institutional in 2005, Mr. Glazer was an analyst/portfolio manager at Boston Common Asset Management and Glickenhaus and Co., as well as analyst at Harbor Capital/Fortis Investments and Boston Partners Asset Management.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report dated December 31, 2009.

JNL/Franklin Templeton Mutual Shares Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Mutual Shares Fund is capital appreciation, which may occasionally be short-term, and secondarily, income.

Principal Investment Strategies.  Under normal market conditions, the Fund invests mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  In pursuit of their value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest.  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion in smaller companies.

The Fund intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets.  In addition, from time to time, the Fund may use forward foreign currency exchange contracts to hedge against currency risks when the Sub-Adviser believes it would be advantageous to the Fund to do so.  The Fund may invest in fixed-income securities, including, high-yield bonds and unrated securities.  The Fund may also invest in illiquid securities and securities with a limited trading market.

The Fund invests primarily in securities of companies that the Sub-Adviser believes are trading at a discount to their intrinsic value.  To a lesser extent, the Fund also invests in risk arbitrage securities (securities of companies involved in restructuring or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company) and securities of distressed companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.  While the Fund generally purchases securities for investment purposes, the Sub-Adviser also may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Fund may benefit.  Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank.  By purchasing all or a part of a company’s direct indebtedness, a Fund, in effect, steps into the shoes of the lender. If the loan is secured, a Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders.

When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security.  The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.  The Fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies.  The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.  When engaging in an arbitrage strategy, a Fund typically buys one security while at the same time selling short another security.  Such Fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, a Fund attempts to profit from a perceived relationship between the values of the two securities.  Each Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event as further discussed under “Risk arbitrage securities and distressed companies risk” below.

The Sub-Adviser employs a research driven, fundamental value strategy.  In choosing equity investments, the Sub-Adviser focuses on the market price of a company’s securities relative to the Sub-Adviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings.  Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Sub-Adviser’s own analysis of the security’s intrinsic value rather than coupon rate or rating of the security.

The Sub-Adviser may keep a portion, which may be significant at times, of the Fund’s assets in cash or invested in high-quality short-term, money market instruments, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund’s investment criteria exist or that it may otherwise be necessary to maintain liquidity.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Risk arbitrage securities and distressed companies risk
•	Investment value style risk
•	Emerging markets risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus.  These securities and techniques may subject the Fund to additional risks.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Derivatives risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Short sales risk
•	Small cap investing risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Mutual Shares Fund is Franklin Mutual Advisers, LLC (“Franklin Mutual”), 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078.  Together, Franklin Mutual and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The following individuals are jointly responsible for the day-to-day management of the Fund. The portfolio manager for the Fund has primary responsibility for the investments of the Fund and has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which a portfolio manager may perform these functions, and the nature of these functions, may change from time to time. The assistant portfolio managers provide research and advice on the purchases and sales of individual securities and portfolio risk assessment.  Mr. Langerman and Mr. Segal are co-portfolio managers for the Fund and Ms. Turner is an assistant portfolio manager for the Fund.

•
Peter A. Langerman (President and Chief Executive Officer of Franklin Mutual) has been a manager of the Fund since its inception.  He rejoined Franklin Templeton Investments, an affiliate of Franklin Mutual in 2005.  He originally joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and portfolio manager, before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds.  Mr. Langerman graduated magna cum laude from Yale University, earning his B.A. in Russian studies.  He holds a Master’s degree in Accounting from New York University Graduate School of Business and received his Juris Doctor from Stanford University Law School.

•
Deborah A. Turner, CFA (Portfolio Manager of Franklin Mutual) has been a manager of the Fund since its inception.  Ms. Turner has been an assistant portfolio manager since 2001.  Prior to that she was an Analyst from 1996 to 2001.  She joined Franklin Templeton Investments in 1996.  From 1993 to 1996, Ms. Turner was employed at Heine Securities Corporation as an Analyst.  Ms. Turner has more than 13 years of experience in the investment management industry.  Ms. Turner earned her B.A. in Economics from Vassar College. She is a Chartered Financial Analyst (CFA) Charterholder.

•
F. David Segal, CFA (Portfolio Manager of Franklin Mutual) has been a manager of the Fund since its inception. He is an analyst for Franklin Mutual Advisers specializing in the autos and auto parts, paper and forest products and special situations. He joined Franklin Templeton Investments in 2002.  Previously, Mr. Segal was an analyst in the Structured Finance Group of MetLife from 1999 to 2002.  He has 13 years of experience in the financial services industry.  Mr. Segal earned his B.A. from the University of Michigan, Ann Arbor and an M.B.A. from New York University’s Stern School of Business. He is a Chartered Financial Analyst (CFA) Charterholder. Mr. Segal is a member of the New York Society of Security Analysts.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Franklin Templeton Small Cap Value Fund
Class A

Investment Objective.  The investment objective of the JNL/Franklin Templeton Small Cap Value Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small capitalization companies.  Small capitalization companies are companies with market capitalizations (the market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.

The Fund invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation.  Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities.  In choosing investments that are undervalued, the Fund's manager focuses on companies that have one or more of the following characteristics:

•	Stock prices that are low relative to current, or historical or future earnings, book value, cash flow, or sales – all relative to the market, a company's industry or a company's earnings growth;
•	Recent sharp price declines (fallen angels) but still have growth potential in the manager's opinion; or
•
Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

A stock price is undervalued, or a “value” when it is less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth.  The manager may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company.  The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products.  Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

The small capitalization companies in which the Fund invests have market capitalizations (share price times the number of shares of common stock outstanding) under $3.5 billion at the time of the Fund's investment (sometimes called “small cap”).  The Fund currently intends to limit its investments in foreign securities to no more than 25% of its total assets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Currency risk
•	Cyclical opportunities risk
•	Foreign securities risk
•	Industry concentration risk
•	Market risk
•	Mid-capitalization investing risk
•	Interest rate risk
•	Sector risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Franklin Templeton Small Cap Value Fund is Franklin Advisory Services, LLC (“Advisory Services”), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024.  Together Advisory Services and its affiliates manage over $553.5 billion in assets as of December 31, 2009.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
William J. Lippman (President of Advisory Services) has been President of the Fund since inception and has more than 30 years experience in the securities industry.  He joined Franklin Templeton Investments in 1988.

•	Bruce C. Baughman, CPA (Senior Vice President of Advisory Services), has been a manager of the Fund since inception. He joined Franklin Templeton Investments in 1988.
•	Margaret McGee (Vice President of Advisory Services) has been a manager of the Fund since inception. She joined Franklin Templeton Investments in 1988.
•
Donald G. Taylor, CPA (Senior Vice President of Advisory Services), has been a manager of the Rising Dividends Fund and Small Cap Value Fund since 1996.  He joined Franklin Templeton Investments in 1996.

•
Y. Dogan Sahin, CFA (Portfolio Manager of Advisory Services), has been a portfolio manager of the Franklin Small Cap Value Fund since June 2007.  Mr. Sahin is also a part of a research team for other funds managed by Franklin Advisory Services.  He joined Franklin Templeton Investments in 2001.  Prior to his current position, Mr. Sahin was a research analyst in Franklin’s San Mateo, California office, where he provided industry-specific equity research of specialty retail companies.  Mr. Sahin earned a B.A. in chemistry and biology from Carleton College and an M.A. in molecular and cell biology from U.C. Berkeley.  He is a Chartered Financial Analyst (CFA) Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Core Plus Bond Fund
Class A

Investment Objective.  The primary investment objective of the JNL/Goldman Sachs Core Plus Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

Principal Investment Strategies.  The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.  The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities (securities rated BB- or below by one nationally recognized statistical ratings organization or, if unrated, determined by the Sub-Adviser to be of comparable quality) (commonly referred to as “junk bonds”), emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.  These segments include U.S. government securities and mortgage- and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization.  The Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes.  The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.  For purposes of this 75% constraint, the Fund will not deem a security to be non-investment grade if one NRSRO rates the security as investment grade.

The Sub-Adviser uses duration management as a fundamental part of the management for this Fund. Generally, the Sub-Adviser expects to track the duration of the Barclays Capital U.S. Aggregate Bond Index (plus or minus 1.5 years) although the securities held may have short, intermediate, and long terms to maturity. The Fund’s average duration will not likely exceed 6 years. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity and call features. It’s often used to measure the potential volatility of a bond’s price, and is considered a more accurate measure than maturity of a bond’s sensitivity to changes in market interest rates.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Emerging markets risk
•	High-yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Leveraging risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Portfolio turnover
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Core Plus Bond Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $753.4 billion (including seed capital and excluding assets under supervision).

In connection with GSAM’s service as sub-adviser to the Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Fund.  The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies.  GSAMI is not compensated by the Trust.  GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs.  GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis. The individual members of the team, who are assisted by the U.S. and Global Fixed Income-Investment Management Team (“U.S. Fixed Income Team”), and are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Michael Swell (Managing Director, Co-Head of US Fixed Income, US and Global Fixed Income) joined GSAM in 2007 as a Managing Director and Head of Structured Products.  Mr. Swell is directly responsible for creating structured product asset management vehicles across the spectrum of Fixed Income products and managing opportunistic/alternative portfolios.  Prior to joining GSAM, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division. Prior to joining Friedman, Billings & Ramsey, Mr. Swell was the Vice President in charge of Freddie Mac’s Securities Sales and Trading Group, Freddie Mac’s in-house MBS broker dealer.  Mr. Swell has a BA in Politics and Economics from Brandeis University, a General Course Degree from the London School of Economics and a MA in International Economics and Finance from the Lemberg School at Brandeis University.

•
James B. Clark (Managing Director, Global Head of Portfolio Construction and Risk Management) joined GSAM as a portfolio manager for the U.S. Fixed Income Team in 1994.  Mr. Clark became a managing director in 2001 and a partner in 2006.  Prior to his current role, Mr. Clark was the Co-Head of U.S. Fixed Income as well as the head of the portfolio management gropu specializing in mortgage and asset-backed securities.  Prior to becoming co-head of the US Fixed Income Team, Mr. Clark headed the portfolio management group specializing in mortgage-backed and asset-backed securities.  Mr. Clark earned a BA from Kenyon College in 1988 and an MBA from the University of Chicago in 1992.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Emerging Markets Debt Fund
Class A

Investment Objective.  The investment objective of the JNL/Goldman Sachs Emerging Markets Debt Fund is a high level of total return consisting of income and capital appreciation.

Principal Investment Strategies.  The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.  Sovereign debt in this Prospectus consists of fixed income securities issued by a national government within a given country denominated in the currency of that country, as well as, debt denominated in U.S. dollars (sometimes referred to as “Brady Bonds”), and may also include nominal and real inflation-linked securities. Currency investments, particularly longer-dated forward contracts, provide the Fund with currency and interest rate exposure similar to investments in sovereign and corporate debt.

The Sub-Adviser may consider, but is not bound by, classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, emerging countries include, among others, most African, Asian, Eastern European, Middle Eastern, South and Central American nations. The Sub-Adviser currently intends that the Fund’s investment focus will be in the following emerging countries: Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Dominican Republic, Egypt, Estonia, Ghana, Hong Kong, Hungary, India, Indonesia, Kazakstan, Kenya, Latvia, Lithuania, Malawi, Malaysia, Mauritius, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, Russia, Serbia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Tanzania, Thailand, Turkey, Uganda, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia, as well as other emerging countries to the extent that foreign investors are permitted by applicable law to make such investments.

The Fund may invest in all types of emerging country fixed income securities, including the following:

•
Brady bonds (Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan) and other debt issued by governments, their agencies and instrumentalities, or by their central banks;

•	Interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers;
•	Fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper);
•	Loan participations; and/or
•	Repurchase agreements with respect to the foregoing.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated. Non-investment grade fixed income securities (commonly known as ‘‘junk bonds’’) tend to offer higher yields than higher-rated securities with similar maturities. Non-investment grade securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than more highly rated securities. The Fund may purchase the securities of issuers that are in default.

Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Although a majority of the Fund’s assets will be denominated in non-U.S. Dollars, the Fund may invest in securities denominated in the U.S. Dollar.

Additionally, the Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts, to gain exposure to certain countries or currencies.

Currently, the Sub-Adviser’s emerging markets debt strategy invests significantly in emerging market sovereign issues. As such, country selection is believed to be the most important factor in the portfolio construction process. The Sub-Adviser evaluates macro developments and assesses the net flows within countries. The next most important factor is security selection.

Analysis of emerging market debt involves an understanding of the finances, political events, and macroeconomic condition of a country. The Sub-Adviser’s research analysts analyze the ‘‘balance sheets’’ of the countries they follow. This may include evaluating factors such as balance of payments, tax revenues, and external and domestic debt. They also assess macroeconomic measures, which may include inflation, interest rates, growth prospects and monetary policy. For some emerging market debt countries, politics is the key driver of performance. As a result, the Sub-Adviser’s research analysts may spend a significant portion of their time following the political developments of the countries they cover.

Fundamental analysis is combined with valuation techniques to determine relative values of securities. Although the Sub-Adviser may believe a security is attractive from a fundamental point of view, the Sub-Adviser may not believe the price is attractive relative to other credits. As a result, even if the Sub-Adviser likes a security’s fundamentals, the Sub-Adviser may not invest in it due to its valuation. Likewise, the Sub-Adviser may believe that a certain security’s fundamentals are less positive but may invest in the security because the Sub-Adviser believes the yield offers significant compensation for the additional risk.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds. Therefore, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and sub-Sub-Advisers’ investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Derivatives risk
•	Emerging market risk
•	Non-diversification risk
•	High-yield bonds, lower-rated bonds, and unrated securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Foreign securities risk
•	Interest rate risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Prepayment risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The Fund may invest in the aggregate up to 20% of its net assets in investments other than emerging country fixed income securities, currency investments and related derivatives, including (without limitation) emerging country equity securities and both equity securities and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Emerging Markets Debt Fund is Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, including its investment advisory affiliates, had assets under management of $753.4 billion (including seed capital and excluding assets under supervision).

In connection with GSAM’s service as sub-adviser to the Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of the Fund.  The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies.  GSAMI is not compensated by the Trust for these services.  GSAM, together with GSAMI and its other affiliates, determine the compensation, if any, for intercompany servicing arrangements of this sort.  GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs.  GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis.  The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Samuel Finkelstein (Managing Director, Lead Portfolio Manager, Global Head of Macro Strategies).  Mr. Finkelstein joined the GSAM in 1997 as an analyst. Prior to joining the emerging market team in 2000, he worked in the fixed income risk and strategy group where he constructed portfolios and monitored risk exposure. Mr. Finkelstein became a managing director in 2005 and the Global Head of Macro Strategies in 2010.  Prior to that, he worked for one year as a foreign currency trader at the Union Bank of Switzerland.  Mr. Finkelstein earned an MBA from New York University’s Stern School of Business, and a BA in Economics and Mathematics from Yale University.

•
Ricardo Penfold (Vice President, Portfolio Manager, US and Global Fixed Income).  Mr. Penfold joined the GSAM in 2000. Prior to that he was Head of Research and Economics in Venezuela for Santander Investments and Banco Santander Central Hispano for four years.  Mr. Penfold received his BA from Boston University, and has a master degree and is a Ph.D. candidate in Economics at the University of Pennsylvania.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Goldman Sachs Mid Cap Value Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Goldman Sachs Mid Cap Value Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  AS of November 30, 2009, the capitalization range of the Russell Midcap® Value Index was between $251 million and $13.4 billion.  Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may also invest in derivatives.

The Fund may invest in the aggregate up to 20% of its net assets in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment style value risk
•	Foreign securities risk
•	Mid-capitalization investing risk
•	Emerging markets risk
•	Derivatives risk
•	Investments in initial public offerings of securities (“IPO”s)

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Interest rate risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Goldman Sachs Mid Cap Value Fund is Goldman Sachs Asset Management, L.P. (“GSAM®”), 32 Old Slip, New York, New York 10005.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $753.4  billion (including seed capital and excluding assets under supervision).

The Fund is managed on a team basis.  The individual members of the team, who are assisted by the Value Investment Team (“Value Team”), and are primarily responsible for the day-to-day management of the Fund’s portfolio are:

•
Dolores Bamford, CFA (Managing Director) joined GSAM as a portfolio manager for the Value Team in April 2002.  Dolores is a Portfolio Manager for the US Value Team, where she has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm’s Mid Cap Value and Socially Responsible accounts.  Prior to joining GSAM, Ms. Bamford was a Portfolio Manager and Research Analyst at Putnam Investments for Value products since 1992. Ms. Bamford has 20 years of industry experience focused on value investing.  She received a BA from Wellesley College and an MS from MIT Sloan School of Management.

•
David L. Berdon (Managing Director) joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002.  Mr. Berdon is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Before joining GSAM in 2001, Mr. Berdon was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc., a Principal Consultant at Diamond Technology Partners.  Mr. Berdon has 12 years of industry experience.  He received a BA in Government and Law from Lafayette College and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

•
Andrew Braun (Managing Director, Co-Chief Investment Officer) joined the GSAM as a mutual fund product development analyst in July 1993.  Mr. Braun is Co-CIO and portfolio manager of the US Value Equity team, where he oversees the portfolio management and investment research efforts for the firm's US value equity accounts.  Mr. Braun has 18 years of industry experience and has been a member of the US Value Equity team since 1997.  He currently has research responsibility for banks, specialty finance and broker dealers.  He has also covered insurance, basic materials, environmental services and transportation stocks throughout his tenure at Goldman Sachs.  He received a BA in Economics from Harvard University and an MBA in Finance and Economics from the Stern School of Business at New York University.

•
Scott Carroll, CFA (Managing Director) joined GSAM as a portfolio manager for the Value Team in May 2002.  Mr. Carroll is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm's Mid Cap Value accounts.  Before joining GSAM in 2002, Mr. Carroll spent over five years at Van Kampen Funds, where he had portfolio management and analyst responsibilities for a Growth and Income and Equity Income funds.  Mr. Carroll has 18 years of industry experience.  He received a BS in Accounting from Northern Illinois University and an MBA from the University of Chicago Graduate School of Business.

•
Sean A. Butkus, CFA (Vice President) joined GSAM as a research analyst on the Value Team in July 2004 and became a portfolio manager in 2006.  Mr. Butkus is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Mr. Butkus joined Goldman Sachs Asset Management in 2004.  Previously, he worked on the Business Planning Team of the Investment Management Division at Goldman Sachs, providing analytical support and offering strategic advice to the division's management team.  Mr. Butkus has 12 years of industry experience.  He received a BS in Natural Science and Accounting from Muhlenberg College and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

•
Sean Gallagher (Managing Director, Co-Chief Investment Officer) joined GSAM as a research analyst in May 2000.  Mr. Gallagher is Co-CIO and portfolio manager of the US Value Equity team, where he oversees the portfolio management and investment research efforts for the firm's US value equity accounts.  Mr. Gallagher has 16 years of industry experience and has been a member of the US Value Equity team since 2000.  He currently has research responsibilities for telecommunications, media, cable and health care.  Mr. Gallagher received a BS in Finance from Drexel University and an MBA in Finance and Accounting from the Stern School of Business at New York University.

•
J. Kelly Flynn (Managing Director) joined GSAM as a portfolio manager in April 2002.  Mr. Flynn is a Portfolio Manager for the US Value Team, where he has broad research responsibilities across value the strategies.  Prior to joining GSAM in 2002, Mr. Flynn spent 3 years at Lazard Asset Management as a Portfolio Manager for Small Cap/SMID Cap Value products.  Before Lazard, Mr. Flynn was a small cap value Portfolio Manager at 1838 Investment Advisors.  Mr. Flynn has 18 years of industry experience.  He received a BA from Harvard and an MBA from the Wharton School of Business at the University of Pennsylvania.

•
John Arege, CFA (Vice President) joined GSAM as a portfolio manager on the Core Equity team in 2006 and later joined the US Value Team as a portfolio manager in 2007.  Mr. Arege is a Portfolio Manager on the US Value Team, where he has broad research responsibilities across the value strategies.  Mr. Arege joined the Value team in 2007 as a Portfolio Manager responsible for the Insurance and Asset Management sectors for the Mid Cap and Large Cap portfolios. He joined GSAM in 2006, as a Portfolio Manager on the Core Equity team, from Merrill Lynch Investment Managers where he was a senior analyst on the Value team and was responsible for the energy and financials services sectors. Prior to that, Mr. Arege worked for Standard and Poor’s in New York. He received his B.A. from Catholic University and a Masters in Finance from Boston University. John also holds a law degree and is a CFA Charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Ivy Asset Strategy Fund
Class A

Investment Objective.  The investment objective of the JNL/Ivy Asset Strategy Fund is to seek high total return over the long term.

Principal Investment Strategies.  The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

•
“Stocks” include equity securities of all types, although the Sub-Adviser, typically emphasizes a blend of value and growth potential in selecting stocks.  Value stocks are those that the Sub-Adviser believes are currently selling below their true worth, while growth stocks are those whose earnings the Sub-Adviser believes are likely to grow faster than the economy.  The Fund may invest in the securities of any size company, including those within the small to mid-capitalization range.

•
“Bonds” include all varieties of fixed-income instruments, such as corporate debt securities, mortgage backed securities, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year.  This investment type may include a significant amount, up to 35% of the Fund’s total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor’s, a wholly-owned subsidiary of The McGraw Hill Companies, Inc. (“S&P”) or Ba and below by Moody’s Investors Service, Inc. (“Moody’s”) or unrated bonds deemed by the Sub-Adviser to be of comparable quality.

•	“Commodities” include all varieties of resources and commodities, however, the Fund will primarily invest in commodities through the purchase and sale of precious metals.

•	“Short-term instruments” include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.

Within each of these investment types, the Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

The Sub-Adviser may allocate the Fund’s investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively.  The Sub-Adviser may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks, commodities, and bonds in any fixed proportion, nor is it limited by investment style or by the issuer’s location, size, market capitalization, or industry sector.  The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Fund may invest in any market that the Sub-Adviser believes can offer a high probability of return or, alternatively, that can provide a high degree of safety in uncertain times.  Dependent on the outlook for the U.S. and global economies, the Sub-Adviser makes top-down allocations among stocks, bonds, cash, precious metals and currency markets around the globe.  After determining allocations, the Sub-Adviser seeks attractive opportunities within each market.

The Sub-Adviser may, when consistent with the Fund’s investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives).  The Sub-Adviser may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Commodity risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Prior Performance of a Related Fund.  The JNL/Ivy Asset Strategy Fund (“Fund”) has substantially similar investment objectives, policies and investment strategies as Ivy Asset Strategy Fund (“Related Fund”).  The Related Fund is managed by Ivy Investment Management Company, the same Sub-Adviser which manages the Fund.

The historical performance of the Related Fund is shown below and shows how this performance compares with those of a broad measure of market performance.  This performance data should not be considered as an indication of future performance of the Fund. The Related Fund performance figures shown below:

•	reflect the deduction of the historical fees and expenses paid by the Related Fund and not those paid by the Fund.

•
do not reflect Contract fees or charges  imposed by Jackson  National Life Insurance Company/Jackson National Life Insurance Company of New York.  Investors should refer to the separate account prospectus for information describing the Contract fees and charges.  These fees and charges will lower the Fund’s performance.

The Fund and the Related Fund are expected to hold similar securities.  However, their investment results are expected to differ for the following reasons:

•	differences in asset size and cash flow resulting from purchases and redemptions of the Fund shares may result in different security selections

•	differences in the relative weightings of securities

•	differences in the price paid for particular portfolio holdings

•	differences relating to certain tax matters.

However, the differences cited do not alter the conclusion that the Fund has substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical performance of the Related Fund.  It compares the Fund’s average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund’s A Share returns include the maximum sales charge for Class A shares (5.75%) and treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

Related Fund Performance For Periods Ended December 31, 2009

Average Annual Returns As Of December 31, 2009
	Related Fund (Class C)	Related Fund (Class A)	S&P 500 Index
1 year	22.84%	23.81%	26.46%
3 years	8.23%	9.04%	-5.63%
5 years	12.84%	13.68%	0.42%
10 years	9.46%	9.15%	-0.95%

* The returns shown for Class C shares are based on the performance of the Related Fund’s prior Class B shares.  On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.  The prior Class B’s performance has been adjusted to reflect the current CDSC.  Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

** Since inception: July 10, 2000

Note that the performance shown would be lower upon taking into account charges assessed in connection with a variable annuity or variable life contract.

The Adviser or its affiliates have independently verified none of the performance or expense information for the Related Fund performance.

Related Fund performance is presented net of all fees and reflects reinvestment of dividends and capital gains.  The fees deducted are higher than the expenses incurred by the Fund. If expenses of the Fund had been deducted instead, the performance results of the Related Fund would have been higher. Actual performance will vary depending on the size of the portfolio and applicable fee schedule.  Past performance does not guarantee future results.

The S&P 500 is an unmanaged index of common stock prices and includes reinvestment of dividends and capital gains.  They have been taken from public sources and have not been audited.

The Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a fund with a small asset base.  The Fund may not experience similar performance as its assets grow.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Company risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Mortgage-backed and mortgage-related securities risk
•	Prepayment risk
•	Small cap investing risk
•	Tax risk
•	U.S. Government securities risk
•	Investment value style risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Ivy Asset Strategy Fund is Ivy Investment Management Company (“IICO”).  IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O.Box 29217, Shawnee Mission, Kansas 66201-9217.  IICO is a registered investment adviser with approximately $35.2 billion in assets as of December 31, 2009.

Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Fund.  Mr. Avery has been a portfolio manager for the Fund since its inception.  In June 2005, he was named Chief Investment Officer and Executive Vice President of IICO and Waddell & Reed Investment Management Company (“WRIMCO”), an affiliate of IICO.  Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994.  From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor.  He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has been a portfolio manager for the Fund since its inception.  His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors.  Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst.  In January 2003, he was appointed an investment analyst, and in June 2005, was named assistant portfolio manager funds managed by WRIMCO or IICO.  Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager.  Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas.  He is currently pursuing the Chartered Financial Analyst designation.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan International Value Fund
Class A

Investment Objective.  The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.  The Fund’s industry weightings generally approximate those of the MSCI EAFE Value Index, although it does not seek to mirror the index in its choice of individual securities.  In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear overvalued.  The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.” The Sub-Adviser considers “emerging markets” to be any market not included in the MSCI EAFE Value Index.  An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country and (ii) is organized under the laws of an emerging market.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/JPMorgan International Value Fund seeks to achieve its investment objective primarily through its stock selection process.  Using a variety of quantitative valuation techniques and based on in-house research, the Sub-Adviser ranks issuers within each industry group according to their relative value.  The Sub-Adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock's price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Investment value style risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

When-issued securities. The Fund may invest in when-issued and delayed delivery securities.  Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement.  The purchase of these securities will result in a loss if their value declines prior to the settlement date.  This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The sub-adviser to the JNL/JPMorgan International Value Fund is J.P. Morgan Investment Management Inc. (“J.P. Morgan”), with principal offices at 245 Park Avenue, New York, New York 10167. J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2009, J.P. Morgan and its affiliates had approximately $1.2 trillion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund.  The portfolio management team is led by Jeroen Huysinga, Managing Director of J.P. Morgan, and Gerd Woort-Menker, Managing Director of J.P. Morgan.  Mr. Huysinga has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1997.  Mr. Huysinga previously spent two years at Lombard Odier (UK) Ltd., where he was a Japanese equity portfolio manager. Prior to this, Mr. Huysinga held positions with the British Steel pension fund as a UK analyst and latterly a Japanese equity portfolio manager, after beginning his career at Lloyds Bank.  Mr. Huysinga obtained a B.A. in economics and international studies from the University of Warwick.  Mr. Huysinga is an Associate of the Institute of Investment Management and Research.  Mr. Woort-Menker, who is a portfolio manager on the Global Equity team and the lead manager of the team’s Value strategies, has been employed by J.P. Morgan since 1987.  Gerd Woort-Menker, managing director, is a senior portfolio manager on the Global Investment Team. Mr. Woort-Menker currently manages international and global equity portfolios; he has also managed the International Value strategy since its inception. Mr. Woort-Menker began his career at VARTA in Hanover, where he was a financial comptroller. Mr. Woort-Menker obtained a business accounting degree from Muenster University and earned an M.A. in economics from Freiburg University. He is a CFA charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan MidCap Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/JPMorgan MidCap Growth Fund is to seek capital growth over the long-term.

Principal Investment Strategies.  The Fund invests primarily in common stocks of mid-cap companies which its Sub-Adviser, J.P. Morgan Investment Management Inc. (“JPMorgan”), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase.  Market capitalization is the total market value of a company’s shares.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its assets in affiliated money market funds, high-quality money market instruments or repurchase agreements.

In managing the Fund, the Sub-Adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the Sub-Adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The Sub-Adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the Sub-Adviser’s research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The Sub-Adviser may sell a security for several reasons. The Sub-Adviser may sell a security due to a change in the company’s fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the Sub-Adviser may also sell a security that the Sub-Adviser no longer considers reasonably valued.

Investments in all types of foreign securities will not exceed 20% of the total assets of the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Mid-capitalization investing risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Emerging markets risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/JPMorgan MidCap Growth Fund is JPMorgan, with principal offices at 245 Park Avenue, New York, New York 10167. JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2009, JPMorgan and its affiliates had approximately $1.2 trillion in assets under management.

Christopher M.V. Jones, managing director, is the CIO of the Growth and Small Cap U.S. Equity Team.  An employee since 1982, Chris has had fund management and analytical responsibilities on the small cap team since 1986.  He has served as the team’s chief investment officer since 1993 and has headed JPMorgan’s Growth investments since 2006.  He holds an M.A. in history from Cambridge University and is a member of both the New York Society of Security Analysts and The CFA Institute.  He is a CFA charterholder.

Tim Parton, managing director, is a portfolio manager in the U.S. Equity Group.  Tim has been managing the Mid Cap Growth strategy since 2001 and the Multi Cap Growth strategy since 2005.  Tim's analytical focus is on technology, financial services, energy and industrials.  An employee since 1986, Tim has managed a variety of small and mid cap portfolios.  Tim obtained a BSc in economics and accounting from the University of Bristol.  He is a member of the New York Society of Security Analysts and the Association for Investment Management and Research.  He is also a CFA charterholder and NASD Series 66 licensed.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A

Investment Objective.  The investment objective of the JNL/JPMorgan U.S. Government & Quality Bond Fund is to obtain a high level of current income.

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in:

(i)	U.S. treasury obligations;
(ii)	obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government;
(iii)
mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.  Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

(iv)
mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

(v)
collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government;

(vi)	repurchase agreements collateralized by any of the foregoing; and
(vii)	other investments (such as derivatives contracts) related to those listed above.

Any guarantee of the securities in which the Fund invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages.  A security issued or guaranteed by a U.S. government agency may significantly fluctuate in value, and the Fund may not receive the originally anticipated yield on the security.  Shares of the Fund are not insured or guaranteed by the U.S. government, its agencies or instrumentalities.  The Fund may also invest in high-quality corporate debt securities.

The Sub-Adviser seeks to add value by actively managing the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection.  In selecting mortgage-backed securities for the Fund, the Sub-Adviser determines a security’s average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors.  These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Interest rate risk
•	U.S. Government securities risk
•	Mortgage-backed and mortgage-related securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Prepayment risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/JPMorgan U.S. Government & Quality Bond Fund is J.P. Morgan Investment Management Inc. (“J.P. Morgan”), with principal offices at 245 Park Avenue, New York, NY 10167.  J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide.  As of December 31, 2009, J.P. Morgan and its affiliates had approximately $1.2 trillion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund.  The portfolio management team is led by Michael Sais, Managing Director of J.P. Morgan. Mr. Sais is a Fixed Income Fund Manager for the Insurance Asset Management Team responsible for managing investments consistent with the unique requirements of insurance industry clients. Additionally, he is a member of the Columbus Taxable Bond Team where he has served as lead manager for the JPMorgan Ultra Short-Term Bond Fund since 1995 and Government Bond Products since 1996.  Mr. Sais joined the firm in 1994 as a senior fixed income research analyst responsible for the valuation and analysis of the mortgage-backed securities market.  Prior to this, he served as senior investment portfolio manager of Valley National Bank of Phoenix, where he was responsible for the management of the bank’s $2.2 billion investment portfolio.  Mr. Sais began his career with Citibank in San Juan, Puerto Rico, as an asset/liability manager and eurodollar trader.  He obtained a B.S. and an M.B.A, both in finance, from Indiana University.  Mr. Sais is also a CFA charterholder and member of The CFA Institute as well as the CFA Society of Columbus.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Lazard Emerging Markets Fund
Class A

Investment Objective.  The investment objective of the JNL/Lazard Emerging Markets Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index.  The Index includes, but is not limited to, the following countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The allocation of the Fund’s assets among emerging market countries may shift from time to time based on the Sub-Adviser’s judgment and its analysis of market conditions.  However, the Fund is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Emerging markets risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  While the portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns.  However, there is a risk that these transactions may reduce returns or increase volatility.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Investment value style risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Lazard Emerging Markets Fund is Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112.  Lazard is a subsidiary of Lazard Frères & Co. LLC (“Lazard Frères”), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services.  Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

John R. Reinsberg is a Deputy Chairman with responsibility for international and global strategies. He is also a Portfolio Manager on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1981. Prior to joining Lazard in 1992, John was Executive Vice President with General Electric Investment Corporation and Trustee of the General Electric Pension Trust. He was also previously with Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. John has an MBA from Columbia University and a BA from the University of Pennsylvania. He is a member of the University of Pennsylvania School of Arts and Sciences Board of Overseers, the University of Pennsylvania Huntsman Program Advisory Board, the Board of Directors of the Alliance for Cancer Gene Therapy, the Board of Directors of The Jewish Museum, as well as the Board of Directors of the U.S. Institute (Institutional Investor).

James Donald is a Portfolio Manager/Analyst on the Emerging Markets Equity team and Head of the Emerging Markets Group. He began working in the investment field in 1985. Prior to joining Lazard in 1996, James was a Portfolio Manager with Mercury Asset Management. He has a BA (Hons) in history from the University of Western Ontario.

Rohit Chopra is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on consumer and telecommunications research and analysis.  He began working in the investment field in 1996. Prior to joining the Firm in 1999, Rohit was with Financial Resources Group, Deutsche Bank and Morgan Stanley, Dean Witter, Discover Company. He has a BS in Finance and Information Systems from New York University and also studied at the London School of Economics and Political Science.

Erik McKee is a Portfolio Manager/Analyst on the Emerging Markets Equity team, focusing on the materials and industrials sectors.  He began working in the investment field in 1996.  Prior to joining Lazard in 1999, he was with Bank of America and Unibanco in Sao Paulo, Brazil.  Erik has a BA in International Finance from Brown University. He also studied history at the Sorbonne in Paris.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Lazard Mid Cap Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Lazard Mid Cap Equity Fund is long-term capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued.  The Fund invests in 50-70 securities, with a market capitalization of between $24 million and $14.65 billion, or in the Russell MidCap® Index at the time of purchase.  The Russell MidCap® Index is composed of selected common stocks of medium-size U.S. companies.  The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. To the extent its assets are not invested in such securities, the Fund may invest in the equity securities of larger capitalization companies or investment-grade fixed-income securities.  In searching for undervalued medium capitalization stocks, the Sub-Adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The Sub-Adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell MidCap® Index.  The Sub-Adviser may sell a security for any of the following reasons:

•	Its price rises to a level where it no longer reflects value (target valuation);
•	The underlying investment assumptions are no longer valid;
•	Portfolio management changes its direction; and/or
•	External events occur (e.g., changes in regulation, taxes and competitive position).

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investments in IPOs
•	Mid-capitalization investing risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Market risk
•	Derivatives risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Lazard Mid Cap Equity Fund is Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Frères & Co. LLC (“Lazard Frères”), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services.  Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis by Christopher Blake, Andrew Lacey and Robert A. Failla.  Mr. Lacey has been with Lazard since 1996.  He is a portfolio manager and Deputy Chairman of Lazard.  Mr. Blake has been with Lazard since 1995.  Mr. Blake is a Managing Director of Lazard.  Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively. Mr. Failla is Director and portfolio manager and has been with Lazard since 2003.  Prior to joining the Firm, Robert was associated with AllianceBernstein.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/M&G Global Basics Fund
Class A

Investment Objective.  The investment objective of the JNL/M&G Global Basics Fund is to maximize long-term capital growth.

Principal Investment Strategies.  The Fund seeks to invest in companies operating in basic industries (“primary” and “secondary” industries) as further described below and also in companies that service these industries.  The Fund may also invest in other global equities.

The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).  The Sub-Adviser seeks to identify companies that exhibit the following qualities: strong competitive edge and sustainable market share (e.g. leadership in a niche market, natural barriers to entry, technological advantage); a proven business model; financial strength (e.g. strong balance sheet, good revenue growth); and attractive valuations.  Detailed, qualitative research is used, and importance is placed upon face-to-face company meetings and visits. The visits are used to identify industry themes and trends as well as to assess the quality of the company and its management.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign securities risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser to the JNL/M&G Global Basics Fund is M&G Investment Management Limited (“MAGIM”) located at Laurence Pountney Hill, London EC4R 0HH.  MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Graham French, Global Fund Equity Manager, joined MAGIM in 1989 as a graduate from Durham University where he studied geography. He manages two global equity funds, including M&G’s proprietary fund, the M&G Global Basics Fund, and also an M&G fund of funds. Mr. French was instrumental in the design and development of the investment strategy of M&G’s proprietary Global Basics Fund and has managed the fund since its launch in November 2000.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/M&G Global Leaders Fund
Class A

Investment Objective.  The investment objective of the JNL/M&G Global Leaders Fund is to maximize long-term total return (the combination of income and growth of capital).

Principal Investment Strategies.  The Fund seeks to invest in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.  The Fund has a clearly defined active investment approach, focused exclusively on individual stock selection decisions and driven by fundamental company analysis.  The investment strategy of the Fund is to identify those companies and stocks that represent the best investments from the global universe of companies in all sectors, countries and size ranges.  Companies are identified by the Sub-Adviser using a comprehensive research process and the full range of the Sub-Adviser’s equity expertise. The Sub-Adviser selects the companies to include in the portfolio, supported by a risk management process designed to ensure the appropriate risks are being taken by the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign securities risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/M&G Global Leaders Fund is M&G Investment Management Limited (“MAGIM”) located at Laurence Pountney Hill, London EC4R 0HH.  MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Aled Smith joined MAGIM in December 2000 as a global equity fund manager. Before joining MAGIM, Mr. Smith worked at JP Morgan Asset Management for eight years, four of these as a specialist senior analyst for the media sector. Prior to joining JP Morgan, he was an actuarial consultant for Coopers & Lybrand from 1989 to 1992. Mr. Smith graduated from Lincoln College, Oxford University, in 1989 with a BA in mathematics. He is a CFA charterholder.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/Mellon Capital Management European 30 Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management European 30 Fund is to provide capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date is on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

As of February 28, 2010, the MSCI Europe Index consists of stocks from the following 16 developed markets: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.  The population of stocks is divided into the following country groupings:

1.	United Kingdom;
2.	Austria, Germany, Netherlands, Switzerland;
3.	Denmark, Finland, Norway, Sweden; and
4.	Belgium, France, Greece, Ireland, Italy, Portugal, Spain

The stocks are selected by applying the following analysis to each group on each Stock Selection Date:

•
The first screen evaluates the volatility of stocks in the population.  The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days.  The coefficient of variation is the standard deviation of a stock’s price.  Stocks with a lower coefficient of variation are considered less volatile.  The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

•
The second screen evaluates the degree of efficiency of the company’s asset management.  The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity (“FROE”) calculated as the analysts’ (independent analysts’ covering the stock) consensus estimate of each company’s earnings for the next year divided by the company’s equity.  The 60 stocks with the highest FROE are selected from each country grouping.

•
The last screen ranks companies based on a valuation model.   The Sub-Adviser allocates approximately equal amounts of the Fund’s investments to the 30 common stocks with the best valuation based on the Edward Bell Ohlson (“EBO”) valuation to price ratio.  The number of stocks selected from each country grouping is based on the aggregate market capitalization of each country grouping relative to the total market capitalization on the Stock Selection Date. The final selections from each grouping are made from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Europe Index, will be removed from the universe of securities from which the Fund’s stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.  The 5% limit is applied at the time of purchase.

Certain provisions of the 1940 Act, limit the ability of the European 30 Fund to invest more than 25% of the European 30 Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the European 30 Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Limited management, trading cost and rebalance risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Currency risk
•	European investing risk
•	Industry concentration risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management European 30 Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Pacific Rim 30 Fund is to provide capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.

The 30 stocks are selected once annually on the Stock Selection Date.  The Stock Selection Date is on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

As of February 28, 2010, the MSCI Pacific Index consisted of the following 5 developed market countries: Australia, Hong Kong, Japan, New Zealand, and Singapore. The population of stocks is divided into the following country groupings:

1.	Japan; and
2.	Australia, Hong Kong, New Zealand, and Singapore

The stocks are selected by applying the following analysis to each group on each Stock Selection Date:

•
The first screen evaluates the volatility of stocks in the population.  The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days.  The coefficient of variation is the standard deviation of a stock’s price.  Stocks with a lower coefficient of variation are considered less volatile.  The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

•
The second screen evaluates the degree of efficiency of the company’s asset management.  The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity (“FROE”) calculated as the analysts’ (independent analysts covering the stocks) consensus estimate of each company’s earnings for the next year divided by the company’s equity.  The 60 stocks with the highest FROE are selected from each country grouping.

•
The last screen ranks companies based on a valuation model.   The Sub-Adviser allocates approximately equal amounts of the Fund’s investments to the 30 common stocks with the best valuation based on the Edward Bell Ohlson (“EBO”) valuation to price ratio.  Fifteen stocks are selected from each country grouping on the Stock Selection Date from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Pacific Index, will be removed from the universe of securities from which the Fund’s stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Pacific Rim 30 Fund to invest more than 5% of the Pacific Rim 30 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Pacific Rim 30 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.  The 5% limit is applied at the time of purchase.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Limited management, trading cost and rebalance risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Currency risk
•	Industry concentration risk
•	Liquidity risk
•	Market risk
•	Pacific Rim investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Pacific Rim 30 Fund is Mellon Capital, located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management S&P 500 Index Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500® Index.  The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in large-capitalization company securities.  The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. This approach is called “replication.”  When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the S&P 500 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 Index in proportion to the weighting in the S&P 500 Index.  To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P 500 Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between Fund and S&P 500 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 500 Index.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The S&P 500 Index. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor’s to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 Index is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks.  Each stock in the S&P 500 Index is weighted by its float adjusted market capitalization. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management S&P 500 Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P MidCap 400 Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

Principal Investment Strategies.  The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P MidCap 400 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index.  The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P MidCap 400 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index.  This approach is called “replication.”  When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the S&P MidCap 400 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P MidCap 400 Index in proportion to the weighting in the S&P MidCap 400 Index.  To the extent that the Fund seeks to replicate the S&P MidCap 400 Index using such sampling techniques, a close correlation between the Fund’s performance and the performance of the S&P MidCap 400 Index may be anticipated in both rising and falling markets.  The Fund’s ability to achieve significant correlation between the Fund and S&P MidCap 400 Index performance may be affected by changes in securities markets and changes in the composition of the S&P MidCap 400 Index.

The Fund may invest in derivatives to manage contract owner cash flows and equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Mid-capitalization investing risk
•	Foreign securities risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The S&P MidCap 400 Index. The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor’s to capture the price performance of a large cross section of the U.S. publicly traded stock market.  Stocks included in the S&P MidCap 400 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy.  Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P MidCap 400 Index is weighted by its float adjusted market capitalization (or the stock’s price multiplied by the number of shares outstanding adjusted for float, as the S&P MidCap 400 Index is considered a capitalization-weighted index.)  The inclusion of a stock in the S&P MidCap 400 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Small Cap Index Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000® Index1.  The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Russell 2000 Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities.  To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Index investing risk
•	License termination risk
•	Small cap investing risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Russell 2000 Index. The Russell 2000 Index is composed of approximately 2000 common stocks that are selected by the Russell Investments to capture the price performance of a large cross section of the U.S. publicly traded stock market.  Stocks that are included in the Russell 2000 Index are chosen with the aim of achieving a broad representative portfolio from the various sectors of the U.S. economy.  These stocks do not necessarily represent the entire U.S. economy, as they exclude approximately 1000 large company stocks.  Stocks held in the Russell 1000 Index are excluded from the Russell 2000 Index.  The Russell 2000 Index is recognized for its emphasis towards small- and mid-size stocks, essentially the remainder of the U.S. market.  Each stock in the Russell 2000 Index is weighted by its float adjusted market capitalization (the total market value relative to the total market values of all the securities in the Russell 2000 Index).

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Small Cap Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

1 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

JNL/Mellon Capital Management International Index Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East (“EAFE”) Index.  The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

Principal Investment Strategies.  The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE® Index through statistical procedures.  The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.  To the extent that the Fund seeks to replicate the MSCI EAFE Index using sampling techniques, a close correlation between the Fund’s performance and the performance of the MSCI EAFE Index may be anticipated in both rising and falling markets.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals and other receivables, and to facilitate meeting the Fund’s objectives.  For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Index.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Index investing risk
•	License termination risk
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The MSCI EAFE Index. The MSCI EAFE Index is comprised of common stocks including, but not limited to, the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Greece, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.  The companies within each country are selected by MSCI to capture the price performance of a large cross section of the international publicly traded stock markets.  Stocks included in the MSCI EAFE Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy.  Aggregate market value and trading activity are also considered in the selection process.  The inclusion of a stock in the MSCI EAFE Index in no way implies that MSCI, Inc. believes the stock to be an attractive investment, nor is MSCI, Inc. in any way affiliated with the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Leveraging risk
•	Liquidity risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management International Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 11 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 14 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 27 years of investment experience, and 10 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Ms. Wong, Mr. Brown, and Mr. Durante review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Bond Index Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.  The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Principal Investment Strategies.  The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Barclays Capital U.S. Aggregate Index through statistical procedures.  Bonds are selected based on their characteristics to create a portfolio that profiles the Index.  The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed-income securities that seek to match the performance and characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices.  This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market.  Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts.  Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund’s Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Barclays Capital U.S. Aggregate Bond Index.  Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund’s composition is continuously evaluated relative to the Index, and if necessary, the portfolio is rebalanced, typically using cash flows from accruals and contract owner contributions and withdrawals.

The Fund can invest in a number of different kinds of “derivative” instruments to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Index investing risk
•	Interest rate risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk
•	Leveraging risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Bond Index Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are:

David C. Kwan has been a Managing Director of Mellon Capital Management Corporation since 2000.  He has also been the Head of Fixed Income Management Group since 1994 and the Head of the Trading Group since 1996.  Mr. Kwan has direct oversight responsibility for all U.S. and international fixed income portfolios, and the management of the Global Opportunity Strategy.  Mr. Kwan has had various positions and responsibilities at Mellon Capital since he joined in 1990, one of which was management of the firm's Enhanced Asset Allocation Fund.  He received his M.B.A. degree from University of California at Berkeley in 1990.  Mr. Kwan has 20 years of investment experience.

Lowell Bennett has been a Managing Director of Mellon Capital Management Corporation since 2000.  Mr. Bennett joined Mellon Capital in 1997 as a Vice President and fixed income strategist.  He is responsible for the development and implementation of fixed income strategies of the company.  Prior to joining Mellon Capital, he was a fixed income strategist at Merrill Lynch.  He received his M.B.A. degree from Stanford University in 1987. Mr. Bennett has 23 years of finance and investment experience.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Mellon Capital Management Global Alpha Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Global Alpha Fund is to seek total return.

Principal Investment Strategies.  To achieve this objective, the Fund uses a variety of investment strategies, sometimes referred to as absolute return strategies, to produce returns with low correlation with, and less volatility than, major markets over a complete market cycle; typically a period of several years.  The Fund is not managed to a benchmark index.  Rather than managing to track a benchmark index, the Fund seeks to provide returns that are largely independent of market moves.

The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund’s investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.  The Fund ordinarily invests in at least three countries.  The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts, which should enable the Fund’s portfolio managers to implement investment decisions quickly and cost-effectively.  The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

The Fund’s Sub-Adviser seeks to deliver value added excess returns (“alpha”) by applying a systematic, quantitative investment approach designed to identify and exploit relative misvaluations across and within global capital markets.  Active investment decisions to take long or short positions in individual country, equity, bond, and currency markets are driven by this quantitative investment process and seek to capitalize on alpha generating opportunities within and among the major developed capital markets of the world.  To construct a portfolio of long and short positions, the portfolio managers calculate the expected returns for the asset classes in such countries and then evaluate the relative value of stock and bond markets across equity markets, across bond markets, and among currencies.  The portfolio managers have considerable latitude in allocating the Fund’s assets and in selecting derivative instruments and securities to implement the Fund’s investment approach, and there is no limitation as to the amount of Fund assets required to be invested in any one asset class.  The Fund’s portfolio will not have the same characteristics as its performance baseline benchmark – the Citibank 30-Day Treasury Bill Index – because the Fund seeks excess return above the benchmark.  The portfolio managers also assess and manage the overall risk profile of the Fund’s portfolio.

For allocation among equity markets, the portfolio managers employ a bottom-up valuation approach using proprietary models to derive expected returns for stocks, bonds, and currencies in each country. The models then incorporate the risk and correlation of those assets with robust risk controls in order to come up with a portfolio that is expected to produce positive returns that have a low correlation with major markets.  The portfolio managers tend to favor markets in developed countries that have attractive valuations on a risk adjusted basis.

For allocation among bond markets, the portfolio managers use proprietary models to identify temporary mispricings among long-term government bond markets.  The most relevant long-term bond yield within each country serves as the expected return for each bond market.  The portfolio managers tend to favor developed countries whose bonds have been identified as offering greater return for bearing inflation and interest rate risks.

The portfolio managers determine the relative value of equities versus bonds within a specific country market by comparing the expected returns for the country’s equities and bonds.  When assessing the relative valuation of equity versus bond markets, the portfolio managers are measuring the “risk premium” within a country, that is, whether there is, and, if so, how much of, an increased return for having investment exposure to asset classes that are perceived to be riskier.  The portfolio managers then determine the allocation of the Fund’s assets between the country’s equity and bond markets.

The portfolio managers evaluate currencies on a relative valuation basis and overweight exposure to currencies that are undervalued and underweight exposure to currencies that are overvalued based on real interest rates, purchasing power parity, and other proprietary measures.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy.  The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.  Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis).  These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund may “sell short” securities and other instruments that it does not own, with the intention of purchasing them back later at a lower price, enabling the fund to profit if prices fall.  The portfolio managers, however, intend to employ financial instruments, such as futures, options, forward contracts, swaps and other derivative instruments, as an alternative to selling a security short.  Short-selling is considered “leverage” and involves unlimited risk.  The Fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Credit risk
•	Currency risk
•	Foreign securities risk
•	Derivatives risk
•	Interest rate risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Industry concentration risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Short sales risk
•	Tax risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Mellon Capital Management Global Alpha Fund is Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Helen Potter, CFA is a Managing Director, Asset Allocation for Mellon Capital where she has managed investment portfolios since 1996.  Prior to joining Mellon Capital, Ms. Potter held research and portfolio management positions at Quantilogic Asset Management gaining extensive experience in the global asset allocation field.  Ms. Potter manages all global and domestic asset allocation products and staff.  She is responsible for articulating asset allocation strategies to clients and prospects, as well as participating in the refinement of current strategies and the development of new strategies.

Vassilis Dagioglu is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 11 years of investment experience and has been with Mellon Capital for 10 years.  In 2006, Mr. Dagioglu was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Dagioglu co-manages a team of portfolio managers implementing the firm’s global asset allocation strategies.  He is responsible for the design and implementation of global portfolio management analytical systems.  Mr. Dagioglu holds an M.B.A. from University of California at Berkeley and prior to joining Mellon Capital, he designed and implemented financial information systems for IBM Global Services and Sybase.

James Stavena is a Managing Director, Asset Allocation at Mellon Capital. He has a total of 17 years of investment experience and has been with Mellon Capital for 11 years.  In 2006, Mr. Stavena was promoted to Director and in 2007 he was promoted to his current position as Managing Director.  Mr. Stavena oversees a team of portfolio managers responsible for global asset allocation, currency overlay and enhanced tactical asset allocation strategies.  Mr. Stavena holds an M.B.A. from Rice University and prior to joining Mellon Capital, he was a derivatives portfolio manager with CS First Boston and HSBC Midland Bank.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Oppenheimer Global Growth Fund
Class A

Investment Objective.  The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

Principal Investment Strategies.  The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries.  As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States).  Typically, the Fund invests in a number of different countries.

The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-cap growth oriented companies worldwide.
•	Companies that stand to benefit from global growth trends at attractive valuations.
•	Businesses with strong competitive positions and high demand for their products or services.
•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns or to try to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Cyclical opportunities risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Security selection criteria. In selecting securities for the Fund, the Fund’s portfolio manager looks primarily for foreign and U.S. companies with high growth potential.  The portfolio manager uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.  The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing.  The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-capitalization growth-oriented companies worldwide;
•	Companies that stand to benefit from global growth trends;
•	Businesses with strong competitive positions and high demand for their products or services; and/or
•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors.  The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

Special situations. The Fund may invest in “special situations” from time to time.  A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer.  Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.  Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.  The impact of this strategy on the Fund will depend on the Fund’s size and the extent of its holdings of special situation issuers relative to total net assets.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Emerging market risk
•	Growth investing risk
•	Industry concentration risk
•	Leveraging risk
•	Mid-capitalization investing risk
•	Small cap investing risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Oppenheimer Global Growth Fund is OppenheimerFunds, Inc. (“Oppenheimer”), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

The portfolio manager of the Fund is Rajeev Bhaman, Senior Vice President of Oppenheimer.  He is the person principally responsible for the day-to-day management of the Fund's portfolio.  Mr. Bhaman has been a manager of the Fund since August 2004 and a Portfolio Manager at Oppenheimer since January 1997.  Prior to joining Oppenheimer in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.  Mr. Bhaman holds a B.A. and an M.B.A. from Cornell University as well as an M.B.A. in International Business from Katholieke Universiteit te Leuven in Belgium.  He has earned the right to use the Chartered Financial Analyst designation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PAM Asia ex-Japan Fund
Class A

Investment Objective.  The investment objective of the JNL/PAM Asia ex-Japan Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective of long-term capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintains their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer’s most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region. The Asia ex-Japan region includes, but is not limited to, the following countries: Korea; Taiwan; Hong Kong; Philippines; Thailand; Malaysia; Singapore; Indonesia; People’s Republic of China; India; Pakistan and Vietnam.  The Fund may also invest in depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns, or for efficient portfolio management or for hedging purposes.  It does not currently invest in derivatives to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Asia ex-Japan concentration risk
•	Credit risk
•	Currency risk
•	Emerging markets risk
•	Foreign securities risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Cyclical opportunties risk
•	Derivatives risk
•	Investments in IPOs
•	Investment value style risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser for the JNL/PAM Asia ex-Japan Fund is Prudential Asset Management (Singapore) Limited (“PAM Singapore”), located at 30 Cecil Street, #20 – 01 Prudential Tower, Singapore 049712.  PAM Singapore is an affiliate of the investment adviser to the Trust and is an indirect wholly owned subsidiary of Prudential plc (the “Group”), a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Kannan Venkataramani is a Investment Director at PAM Singapore and manages a wide range of regional products for retail and institutional clients.  Kannan joined PAM Singapore in February 2007.  Kannan joined the Hong Kong affiliate of PAM Singapore in 2002, where he covered India, Indonesia, the Philippines and Taiwan and also managed several country-focused and regional portfolios.  Prior to joining the Hong Kong affiliate of PAM Singapore, Kannan was a Portfolio Manager at the Group’s asset management joint venture in India, focusing on the Indian equities market.  Kannan has over 14 years of investment experience.  Kannan has a MBA (post graduate Diploma in Management) from the prestigious Indian Institute of Management, Ahmedabad, India and a degree in Electronic and Communication Engineering from Anna University India.  He is also a Chartered Financial Analyst (CFA) Charterholder.  Kannan has been the portfolio manager since the Fund’s inception.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Trust’s Semi-Annual Report for the fiscal year ended June 30, 2009.

JNL/PAM China-India Fund
Class A

Investment Objective.  The investment objective of the JNL/PAM China-India Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.  In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser’s research, while underweighting or avoiding those that appear relatively overvalued.

The investments of the Fund include, but are not limited to, listed securities in the regulated market, which operates regularly and is recognized, depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings.

The Fund can invest in a number of different kinds of “derivative” instruments to seek increased returns, or for efficient portfolio management or for hedging purposes.  It does not currently invest in derivatives to a significant degree.  In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures and forward contracts are examples of derivatives.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	China and India country specific risks
•	Credit risk
•	Currency risk
•	Foreign securities risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Convertible securities risk
•	Counterparty and settlement risk
•	Cyclical opportunties risk
•	Derivatives risk
•	Emerging markets risk
•	Investments in IPOs
•	Investment value style risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The Sub-Adviser for the JNL/PAM China-India Fund is Prudential Asset Management (Singapore) Limited (“PAM Singapore”), located at 30 Cecil Street, #20 – 01 Prudential Tower, Singapore 049712.  PAM Singapore is an affiliate of the investment adviser to the Trust and is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

DR Rao has been an Investment Director at PAM Singapore since February 2007 and specializes in Indian equities.  In June 2005, Mr. Rao joined the Hong Kong affiliate of PAM Singapore as Portfolio Manager.  From August 2002 until June 2005, he was at the Abu Dhabi Investment Authority as an Analyst from August 2002 through June 2003 and as a Senior Analyst from June 2003 through June 2005, managing an Indian equities portfolio.  He has over 14 years of investment experience.  Mr. Rao holds a Post Graduate Diploma in Management (MBA equivalent) from the Indian Institute of Management, Calcutta, India and graduated from Osmania University, Hyderabad, India with a Bachelor of Electrical Engineering degree.  He is also a Chartered Financial Analyst (CFA) Charterholder.  Mr. Rao has been the portfolio manager since the inception of the Fund.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Trust's Semi-Annual Report for the fiscal year ended June 30, 2009.

JNL/PIMCO Real Return Fund
Class A

Investment Objective.  The investment objective of the JNL/PIMCO Real Return Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

Principal Investment Strategies.  The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.  The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.  The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.  The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index.  For these purposes, in calculating the Fund's average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.  The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.  The Fund is non-diversified, which means it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

The Fund may invest all of its assets in derivative instruments, such as futures, options, forward contracts or swap agreements, or in mortgage or asset-backed securities.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments”, which as used by this Fund include:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, and event-linked bonds:
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements and reverse repurchase agreements;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Non-diversification risk
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Emerging markets risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Investment strategy risk
•	Issuer risk
•	Leveraging risk
•	Liquidity risk
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Portfolio turnover
•	Prepayment risk
•	Short sales risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PIMCO Real Return Fund is Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”).  Allianz SE is the indirect owner of AGI LP.  Allianz SE is an European-based, multinational insurance and financial services holding company. As of December 31, 2009, PIMCO had assets under management of $1,000.1 billion.

Mihir Worah is an Executive Vice President, portfolio manager, and member of the government and derivatives desk.  Since November 2007, Mr. Worah has been primarily responsible for the day-to-day management of the Fund.  He joined PIMCO in 2001 as a member of the analytics team and worked on term structure modeling and options pricing.  Previously, Mr. Worah was a post-doctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. He has a Ph.D. in theoretical physics from the University of Chicago and is the author of numerous scientific papers.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PIMCO Total Return Bond Fund
Class A and B

Investment Objective.  The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality.  The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.  The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.  The Fund may also invest up to 10% of its total assets in preferred stocks.

Consistent with the Fund’s investment policies, the Fund may invest in “Fixed Income Instruments”, which as used in this Prospectus includes:

•	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	Mortgage-backed and other asset-backed securities;
•	Inflation-indexed bonds issued both by governments and corporations;
•	Structured notes, including hybrid or “indexed” securities, event-linked bonds;
•	Loan participations and assignments;
•	Delayed funding loans and revolving credit facilities;
•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	Repurchase agreements and reverse repurchase agreements;
•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Currency risk
•	Derivatives risk
•	Foreign securities risk
•	Interest rate risk
•	Investment strategy risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund seeks to consistently add value relative to the Barclays Capital U.S. Aggregate Bond Index, while keeping risk equal to or less than that index.  In managing the Fund, the Sub-Adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Barclays Capital U.S. Aggregate Bond Index.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Emerging market risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Issuer risk
•	Leveraging risk
•	Liquidity
•	Market risk
•	Mortgage-backed and mortgage-related securities risk
•	Portfolio turnover
•	Prepayment risk
•	Short sales risk
•	Temporary defensive positions and large cash positions
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PIMCO Total Return Bond Fund is Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”).  Allianz SE is the indirect owner of AGI LP.  Allianz SE is an European-based, multinational insurance and financial services holding company. As of December 31, 2009, PIMCO had assets under management of $1,000.1 billion.

William H. Gross, CFA, managing director, portfolio manager, and chief investment officer, was a founding partner of PIMCO in 1971. Mr. Gross has had responsibility for the day-to-day management of the Fund since the inception of the Fund.  Mr. Gross has over thirty years of investment experience and is the author of Bill Gross on Investing. Mr. Gross has a bachelor's degree from Duke University and an MBA from the UCLA Graduate School of Business.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds”.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America High Yield Bond Fund
Class A and B

Investment Objective.  The investment objective of the JNL/PPM America High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

Principal Investment Strategies.  The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  For purpose of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, including credit default swaps.  The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum.

In light of the risks associated with such securities, the Sub-Adviser takes various factors into consideration in evaluating the creditworthiness of an issuer.  For corporate debt securities, these typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. With respect to derivative instruments, the Sub-Adviser also takes into consideration the credit-worthiness of the counterparty to the transaction.  For sovereign debt instruments, these typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history.  The Sub-Adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the Sub-Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service.  The Fund’s ability to achieve its investment objectives may be more dependent on the Sub-Adviser’s credit analysis than would be the case if it invested in higher quality debt securities.

In pursuing the Fund’s secondary objective of capital appreciation, the Sub-Adviser looks for those companies that the Sub-Adviser believes have the highest potential for improving credit fundamentals.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	High-yield bonds, lower-rated bonds, and unrated securities
•	Interest rate risk
•	Liquidity risk
•	Derivatives risk
•	Foreign securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Foreign securities. The Fund may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed-income securities of foreign corporate issuers.

Zero-coupon, pay-in-kind, and deferred payment securities. The Fund may invest without limit in zero coupon securities, pay-in-kind bonds and deferred payment securities, which involve special risk considerations.  In particular, zero coupon securities fluctuate more in value in response to a change in interest rates than do bonds that pay current interest.

Loans, Equipment Leases, Trust Certificates and Limited Partnership Interests. The Fund may invest in fixed- and floating-rate loans, including loan participations and assignments.  The Fund may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnership interests.

Equity securities. The Fund may also invest up to 20% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit), typically equity investments acquired as a result of purchases of fixed-income securities.

Portfolio maturity. The Sub-Adviser has discretion to select the range of maturities of the fixed-income securities in which the Fund may invest.  The Sub-Adviser anticipates that, under current market conditions, the Fund will have average portfolio life of 6 to 12 years.  However, the average portfolio life may vary substantially from time to time depending on economic and market conditions.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Emerging market risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America High Yield Bond Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Anthony Balestrieri, Senior Managing Director and Scott B. Richards, Senior Managing Director, manage the assets of the Fund. Mr. Balestrieri and Mr. Richards review portfolio holdings, discuss purchase and sale activity, and adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. As of December 31, 2009, PPM’s Public Fixed Income Group managed approximately $47.3 billion in assets, including approximately $5.9 billion in high yield bond assets for various institutional clients based in the U.S. and abroad. Mr. Balestrieri and Mr. Richards share the ultimate decision making responsibility for the portfolio determinations.

Anthony Balestrieri is a Senior Managing Director and Portfolio Manager of PPM, and is responsible for managing or supervising over $23 billion in public investment grade, high yield, securitized and other fixed income investments. Mr. Balestrieri has over twenty-one years of investment industry experience. From May 1998 until to joining PPM in June 2003, Mr. Balestrieri was Director of Fixed Income at Merrill Lynch Investment Managers, where he was responsible for the oversight of $16 billion in institutional fixed income assets. Prior to May 1998, Mr. Balestrieri was a Senior Vice President at Mitchell Hutchins Asset Management responsible for the Short-Term Strategies Group. Mr. Balestrieri earned a B.A. in Economics and Business/Government and Law from Lafayette College. Mr. Balestrieri has been the portfolio manager since April 30, 2007.

Scott B. Richards is a Senior Managing Director and Portfolio Manager, and is responsible for managing over $2.3 billion in high yield assets for PPM clients.  Mr. Richards has over twenty-six years of investment experience, and joined PPM in June 2008. Prior to joining PPM, Mr. Richards was Senior High Yield Portfolio Manager responsible for all global below investment grade securities for State Street Global Advisers. Prior to joining State Street Global Advisers in October 2006, Mr. Richards was a senior portfolio manager and co-head of high yield at MFS Investment Management and, prior to 2004, Mr. Richards was head of the high yield group at Liberty Funds, a portfolio manager at State Street Research, and an analyst and director of high yield research at Wellington Management Company.  Mr. Richards earned a B.A. in Applied Economics from Cornell University and a M.B.A. from the Amos Tuck School at Dartmouth, and is a Chartered Financial Analyst.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America Mid Cap Value Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America Mid Cap Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell MidCap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are under priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Mid Cap Value Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund.  All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $20 million in large cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.   Mr. Brody has been the portfolio manager since the inception of the Fund.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM’s Equity products.  Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since the inception of the Fund.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group.  Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been the portfolio manager since the inception of the Fund.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team.  Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America Small Cap Value Fund
Class A

Investment Objective.  The investment objective of the JNL/PPM America Small Cap Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.  Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are under priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Liquidity risk
•	Small cap investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Market risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Small Cap Value Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606.  As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund.  All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $89 million in small cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.   Mr. Brody has been the portfolio manager since the inception of the Fund.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM’s Equity products.  Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since the inception of the Fund.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group.  Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been the portfolio manager since the inception of the Fund.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team.  Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/PPM America Value Equity Fund
Class A and B

Investment Objective.  The investment objective of the JNL/PPM America Value Equity Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.  For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures.  The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations.  In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock.  The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Investment value style risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/PPM America Value Equity Fund is PPM America, Inc. (“PPM”), located at 225 West Wacker Drive, Chicago, Illinois 60606. As of December 31, 2009, PPM, an affiliate of the investment adviser to the Trust, managed approximately $69.8 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund’s investment objectives.  PPM’s Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $3.9 billion in assets, including approximately $3.3 billion in large cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982.   Mr. Brody has been the portfolio manager since January 16, 2007.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM’s Equity products.  Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago’s trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since January 16, 2007.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group.  Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting (MAC) from the University of North Carolina at Chapel Hill.  He earned his MBA from Cornell University in 1997.  Mr. Moran is a Certified Public Accountant.  He completed the Chartered Financial Analyst program in 2001.  Mr. Moran has been the portfolio manager since January 16, 2007.

Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team.  Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management.  Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst.  Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management.  He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton.  Mr. McCloskey completed the Chartered Financial Analyst program in 1997.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Red Rocks Listed Private Equity Fund
Class A

Investment Objective.  The investment objective of the JNL/Red Rocks Listed Private Equity Fund is to seek to maximum total return.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicles whose purpose is to invest in privately held companies.

The Sub-Adviser selects investments from the private equity company universe using quantitative and qualitative historical results and commonly used financial measurements such as:  price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis.  In addition, the Sub-Adviser observes the depth and breadth of company management, including management turnover.  The Sub-Adviser looks to allocate the portfolio amongst industry sectors, geographic locations, stage of investment, vintage year and capital structures.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Liquidity risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Industry concentration risk
•	Managed portfolio risk
•	Market risk
•	Private equity risk
•	Sector risk
•	Portfolio turnover
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Red Rocks Listed Private Equity Fund is Red Rocks Capital LLC (“RRC”) located at 25188 Genesee Trail Road, Suite 250, Golden, Colorado 80401.  RRC is the creator, manager and owner of the Listed Private Equity Index, International Listed Private Equity Index and Global Listed Private Equity Index.  RRC also has extensive investment experience and has developed proprietary research on the universe of Listed Private Equity Companies.

Adam Goldman, Portfolio Manager of the Fund, is a Co-Founder and Managing Director of Red Rocks Capital LLC, from 2003 to the present.  Previously, he served as a General Partner and Managing director in four separate venture funds with Centennial Ventures, Denver, Colorado, investing and managing approximately $1 billion in committed capital from 1992 through 2002.

Mark Sunderhuse, Portfolio Manager of Fund, is a Co-Founder and Managing Director of Red Rocks Capital LLC, from 2003 to the present.  Previously, he was a Portfolio Manager and Partner with Berger Financial, in Denver, Colorado, from 1998 – 2001.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2008.

JNL/Select Balanced Fund
Class A

Investment Objective.  The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.  Changes between the two asset classes will generally be made gradually based on the managers’ long-term perspective and assessment of business, economic, and market projections.

In choosing equity securities, the Sub-Adviser employs a “bottom-up” stock selection process that utilizes proprietary fundamental research to identify primarily large capitalization companies with a value orientation or out of favor growth stocks.  The Fund typically focuses on dividend-paying companies.

With respect to fixed-income investments, the Fund emphasizes investment-grade, fixed-income securities, including obligations of the U.S. government and its agencies, corporate bonds, taxable municipal bonds, asset-backed securities, and mortgage-backed securities.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities. Generally the foreign fixed income securities in which the Fund will invest will be dollar denominated bonds issued by foreign governments and corporations.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Foreign securities risk
•	Interest rate risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Prepayment risk
•	U.S. Government securities risk
•	Derivatives risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

Edward P. Bousa, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the equity component of the Fund since October 2004. Mr. Bousa joined Wellington Management as an investment professional in 2000.

John C. Keogh, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income component of the Fund since October 2004.  Mr. Keogh joined Wellington Management as an investment professional in 1983.

Christopher L. Gootkind, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the corporate portion of the fixed income component of the Fund since February 2006.  Mr. Gootkind joined Wellington Management as an investment professional in 2000.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Select Money Market Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

Principal Investment Strategies.  The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.  The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including:

•	Obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments;
•	Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions;
•	Commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities);
•	Obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and
•	Repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.  Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the fund itself.  In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The Sub-Adviser’s investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund’s overall weighted average maturity. The overall weighted average maturity of the Fund’s investments is 60 days or fewer.

The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity.  The Fund may invest more than 25% of its assets in the banking industry.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Risk of investment in banking industry
•	U.S. Government securities risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Dividends:

The JNL/Select Money Market Fund intends to maintain, to the extent practicable, a constant per share NAV of $1.00.  The Fund expects to declare and pay dividends on a daily basis on each class so long as the income attributable to that class exceeds the expenses attributable to that class on each day.  If class expenses exceed class income on any day, the Fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive.  The Fund has adopted this policy because, in the current investment environment, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class.  For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “PURCHASES, REDEMPTIONS AND PRICING OF SHARES” in the SAI.  For a description of the allocation of expenses among fund share classes, see “Classes of Shares and Distribution Plans” in the prospectus.

The Fund is subject to a fee recapture program, whereby, the Adviser will waive fees and expenses to maintain, where practicable, a constant per share NAV of $1.00.  When income is sufficient, the Fund may pay the Adviser its investment advisory fee, along with other Fund expenses.  In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of 3 years.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser.  The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/Select Value Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Select Value Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.  Foreign securities include (1) companies organized outside of the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States.  Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks. The Fund’s investment approach is based on the fundamental analysis of companies with large market capitalizations and estimated below-average valuation ratios.  Fundamental analysis may include the assessment of company-specific factors such as its business environment, management quality, financial statements and outlook, dividends and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals.  Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions, but which the Sub-Adviser believes provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. Limited consideration is given to macroeconomic analysis in establishing sector and industry weightings.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment value style risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

Karen H. Grimes, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the Fund since October 2004.  Ms. Grimes joined Wellington Management as an investment professional in 1995.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008.  Prior to joining Wellington Management in 2006, Mr. Link worked for Deutsche Asset Management in New York where he was the lead portfolio manager for various technology sector funds and manager of a team of globally-based technology analysts (2004 – 2006).

W. Michael Reckmeyer, III, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since January 2008.  Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Established Growth Fund
Class A and B

Investment Objective.  The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing primarily in common stocks.   The Fund concentrates its investments in well-established growth companies.  The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  The Sub-Adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives.  The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Counterparty and settlement risk
•	Investment growth style risk
•	Emerging markets risk
•	Foreign securities risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The JNL/T. Rowe Price Established Growth Fund invests most of its assets in common stocks of U.S. companies.  However, the Fund may invest in other securities, including foreign securities, convertible securities, warrants, preferred stocks and corporate and government debt obligations, in keeping with Fund objectives.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Currency risk
•	Derivatives risk
•	Growth investing risk
•	Leveraging risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Established Growth Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. P. Robert Bartolo is chairman of the Committee, and has day-to-day portfolio management responsibilities over the Fund.  Mr. Bartolo joined T. Rowe Price in 2002. He is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a portfolio manager in the Equity Division.  He is an executive vice president and chairman of the Investment Advisory Committee of the T. Rowe Price Growth Stock Fund.  Prior to 2002, he was director of finance for MGM Mirage, Inc.  Mr. Bartolo earned a B.S. in Accounting, cum laude, from the University of Southern California and an M.B.A. from the Wharton School of the University of Pennsylvania.  He is a Certified Public Accountant and also has earned the Chartered Financial Analyst accreditation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A and B

Investment Objective.  The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the Sub-Adviser expects to grow at a faster rate than the average company.  The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the Russell MidCap® Growth Index.  The market cap of companies in the Fund’s portfolio and the Russell MidCap® Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range.  In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio’s core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.  The Fund may also invest up to 25% of its assets in foreign securities.

Stock selection is based on a combination of fundamental bottom-up analysis in an effort to identify companies with superior long-term appreciation prospects.  In addition, a portion of the portfolio will be invested using T. Rowe Price’s fundamental research.  The Portfolio will be broadly diversified, and this should help to mitigate the downside risk attributable to any single poorly-performing security on overall fund performance.

As Sub-Adviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

•	A demonstrated ability to consistently increase revenues, earnings and cash flow;
•	Capable management;
•	Attractive business niches and operate in industries experiencing increasing demand;
•	A sustainable competitive advantage;
•	Proven products or services; or
•	Stock prices that appear to undervalue their growth prospects.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Investment growth style risk
•	Foreign securities risk
•	Mid-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may also invest in securities other than U.S. common stocks, including foreign securities (up to 25% of its assets, excluding reserves), futures and options, convertible securities, and warrants, in keeping with Fund objectives.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Growth investing risk
•	Leveraging risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Derivatives risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Brian W.H. Berghuis.  Brian W.H. Berghuis, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Mid-Cap Growth Fund.  He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Equity Division.  He is President of the T. Rowe Price Mid-Cap Growth Fund and Chairman of the fund’s Investment Advisory Committee.  He joined the firm in 1985.  Brian earned an A.B. from Princeton University and an M.B.A. from Harvard Business School.  He is a past President of the Baltimore Security Analysts Society.  Brian has also earned the Chartered Financial Analyst accreditation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
Class A

Investment Objective.  The investment objective of the JNL/T. Rowe Price Short-Term Bond Fund is a high level of income consistent with minimal fluctuation in principal value and liquidity.

Principal Investment Strategies.  The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three (3) years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.  The Fund may continue to hold a security that has been downgraded or loses its investment grade rating after purchase.  Junk bond debt is not a principal investment risk for the Fund.

Within this broad structure, investment decisions reflect the Sub-Adviser’s outlook for interest rates and the economy as well as the prices and yields of the various securities.  For example, if rates are expected to fall, the Sub-Adviser may seek longer-term securities (within the Fund’s program) that would provide higher yields and appreciation potential.

In keeping with the Fund’s objective, it may also invest in other securities and use futures, options, swaps, and other derivative-type instruments.  Call or put options may be purchased or sold on securities, futures, financial indices, and foreign currencies.  Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps (swaptions).  Futures, options, and swaps may be used for a variety of purposes including but not limited to, manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure.

The Fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Interest rate risk
•	Mortgage-backed and mortgage-related securities risk
•	Derivatives risk
•	Liquidity risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Foreign securities risk
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	U.S. Government securities risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Short-Term Bond Fund is T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company, the principal business of which is investment management services.

The Fund has an Investment Advisory Committee chaired by Edward A. Wiese.  Mr. Wiese has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund’s investment program.  Mr.Wiese has been chairman of the committee since 2009.  Since joining T. Rowe Price in 1984, Mr. Wiese’s responsibilities have included managing multi-currency portfolios in London, managing the firm’s taxable money market funds and overseeing the development and management of synthetic Guaranteed Investment Contract products.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

JNL/T. Rowe Price Value Fund
Class A

Investment Objective.  The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued.  Income is a secondary objective.

Principal Investment Strategies.  In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund’s Sub-Adviser regards as undervalued.  Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies.  The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation.  In selecting investments, the Sub-Adviser generally looks for the following:

•	Low price/earnings, price/book value, price/sales or price/cash flow ratios relative to the S&P 500 Index, the company’s peers, or its own historic norm;

•	Low stock price relative to a company’s underlying asset values;

•	Companies that may benefit from restructuring activities; and

•	A sound balance sheet and other positive financial characteristics.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign securities risk
•	Mid-capitalization investing risk
•	Small cap investing risk
•	Investment value style risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  Other investments. Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund’s investment program.  These may include:

•	Futures and options;
•	Preferred stocks;
•	Convertible securities and warrants ;
•	Fixed income securities, including lower quality (high-yield, high-risk bonds) commonly referred to as “junk bonds” (up to 10% of total assets), and bank debt
•	Hybrid instruments (up to 10% of total assets) which combine the characteristics of securities, futures and options ; and
•	Private placements.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Liquidity risk
•	Market risk
•	Temporary defensive positions and large cash positions
•	Derivatives risk
•	Leveraging risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (“IPOs”) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.   The Sub-Adviser to the JNL/T. Rowe Price Value Fund is T. Rowe Price Associates, Inc.  (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee.  John Linehan, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Value Fund.  He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.  He is also a Portfolio Manager in the Equity Division.  John is President of the T. Rowe Price Value Fund and Chairman of the fund’s Investment Advisory Committee.  John joined the firm in 1998 and has nine years of previous investment experience at Bankers Trust and E.T. Petroleum.  He earned a B.A. from Amherst College and an M.B.A. from Stanford University where he was the Henry Ford II Scholar, an Arjay Miller Scholar, and the winner of the Alexander A. Robichek Award in Finance.  He has also earned the Chartered Financial Analyst accreditation.

Effective December 31, 2009, Mark S. Finn will replace Mr. Linehan as Chairman of the Investment Advisory Committee.  Mr. Finn joined T. Rowe in 1990 and his investment experience dates from 1998.  Mr. Linehan will remain a member of the Fund’s Investment Advisory Committee.  Mark Finn is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is a research analyst in the U.S. Equity Division specializing in electric and power generation utilities and coal. Mark is a vice president and Investment Advisory Committee member of the Equity Income Fund, New Era Fund, Capital Appreciation Fund, Capital Opportunity Fund, and Mid-Cap Value Fund. In 2005, he transferred to Equity from T. Rowe Price’s Fixed Income Division where he also covered utilities and power generation. From 1998 to 2001, Mark worked with the T. Rowe Price Recovery Fund team where he evaluated financially distressed companies. He began his career with the firm in 1990 in the Finance Division where he served as controller of T. Rowe Price Investment Services, Inc., and as the principal accounting officer for the T. Rowe Price Realty Income Funds. Prior to joining the firm, Mark had five years of auditing experience with Price Waterhouse LLP where he worked on engagements for both public and private companies. Mark earned a B.S. from the University of Delaware and has obtained the Chartered Financial Analyst and Certified Public Accountant accreditations.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds

The main risk characteristics of the JNL/S&P Funds are summarized below. The extent of the risk exposure to each category of risk for each Fund depends on its allocation to Underlying Funds that invest in those categories of portfolio investments.  It should be noted that the investment objectives and investment strategies of the JNL/S&P Funds remain constant regardless of which Underlying Funds are invested in.  Thus, the inherent risk characteristics of the JNL/S&P Funds remain constant, although there may be variations in the degrees of exposure to each category of risk.  Moreover, each Fund is subject to the risk of the Sub-Adviser’s ability to identify or anticipate changes in market and economic conditions in connection with determining and revising the percentages of allocations among and the selection of appropriate Underlying Funds.  Other risks and more detailed descriptions may be found in the descriptions of each of the JNL/S&P Funds.

JNL/S&P Managed Conservative Fund; JNL/S&P Managed Moderate Fund; JNL/S&P Managed Moderate Growth Fund; JNL/S&P Managed Growth Fund; and JNL/S&P Managed Aggressive Growth Fund (the “JNL/S&P Managed Funds”)

As between the five JNL/S&P Managed Funds, the difference in risk exposure results from the differing ranges of investments in equity securities versus fixed income and money market securities of the Funds in which they invest.  The JNL/S&P Managed Conservative Fund is expected to invest the lowest percentage in equity securities (approximately 10% to 30%); the JNL/S&P Managed Moderate Fund a slightly higher percentage (approximately 30% to 50%); the JNL/S&P Managed Moderate Growth Fund a slightly higher percentage (approximately 50% to 70%); the JNL/S&P Managed Growth Fund a slightly higher percentage (approximately 70% to 90%); and the JNL/S&P Managed Aggressive Growth Fund the greatest percentage (approximately 80% to 100%).  The anticipated investments in fixed income, money market securities, and other investments generally vary in inverse relationship to the equity investments.

Underlying Fund Portfolio Securities Major Categories
Stocks.  All JNL/S&P Funds.  Because the Fund will invest in Underlying Funds that invest in stocks, its returns will fluctuate with changes in stock markets.  In the U.S., stocks have historically outperformed other types of investments over the long term.  Stocks, however, may fluctuate in value more dramatically than many other types of investments over the short term.

Smaller and Mid-Size Companies. All JNL/S&P Funds. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term.

Fixed Income: Interest Rate Risk. All JNL/S&P Funds.  Interest rate risk is the risk that when interest rates increase, fixed income securities will decline in value. Interest rate changes can be sudden and unpredictable.  A fund’s distributions to its shareholders may decline when interest rates fall, since a fund can only distribute what it earns.  Debt securities that pay interest at a fixed rate tend to lose market value when interest rates rise and increase in value when interest rates decline.   Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including treasury inflation-protected securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Fixed Income: Credit. All JNL/S&P Funds.  Income securities, which may include indebtedness and participations, entail credit risk.  An issuer may be unable to make interest payments or repay principal when due.  Adverse changes in an issuer’s financial strength or in a security’s credit rating may reduce a security’s value and, thus, impact performance.  Subordinated debt securities are riskier than senior debt securities because their holders will be paid only after the holders of senior debt securities are paid.  Debt securities that are rated below investment grade and comparable unrated securities generally have more risk, fluctuate more in price and are less liquid than higher-rated securities and can be considered speculative.

High-yield bonds, lower-rated bonds, and unrated securities. All JNL/S&P Funds.  High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

Mortgage-backed and mortgage-related securities risk. All JNL/S&P Funds. A Fund that purchases mortgage-related securities and mortgage-backed securities is subject to certain additional risks.  Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.  Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

Foreign Securities.  All JNL/S&P Funds. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses and may include, among others, currency risks (fluctuations in currency exchange rates and devaluations by governments), country risks (political, diplomatic, regional conflicts, terrorism, war; social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility). With regard to currency risk many investments may be issued and traded in foreign currencies.  Changes in the value of foreign currencies relative to the U.S. dollar can dramatically decrease (or increase) the value of foreign portfolio holdings.  To the extent the currency risk is not hedged, or not successfully hedged, currency exchange rate changes can have a disproportionate impact on, even accounting for most of the gain or loss in a particular period.

Derivative Securities. All JNL/S&P Funds. Options, futures, swaps, structured securities and other derivative transactions involve special risks.  The performance of derivative investments depends, in part, on the performance of an underlying asset, including the ability to correctly predict price movements. Derivatives involve costs, may be volatile, may involve a small investment relative to the risk assumed, and require correlation with other investments. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

Industry concentration risk. All JNL/S&P Funds.   When there is concentration in a certain industry, performance will be closely tied to, and affected by, the specific industry.  Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions.  As a result of these factors, there may be more volatility, and carry greater risk of adverse developments that can affect many of the companies in which the Underlying Funds invest, than a mixture of stocks of companies from a wide variety of industries.

JNL/S&P Managed Conservative Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Conservative Fund is capital growth and current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 252 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Moderate Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Fund is to seek capital growth.  Current income is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 252 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Moderate Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Moderate Growth Fund is capital growth and current income.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 252 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Growth Fund is to seek capital growth.  Current income is a secondary objective.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 252 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.  These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers.  The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

JNL/S&P Managed Aggressive Growth Fund
Class A

Investment Objectives.  The investment objective of the JNL/S&P Managed Aggressive Growth Fund is capital growth.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) provides Jackson National Asset Management, LLC (“JNAM”) advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS’ investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.

Please see the disclosure beginning on page 252 for the “Summary of Main Risk Characteristics of JNL/S&P Funds Based On Typical Investment Holdings of Underlying Funds”.

JNL Series Trust

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Commodity Securities Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Private Listed Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.  These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Allocation risk
•	Non-diversification risk
•	Underlying funds risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign securities risk
•	Growth investing risk
•	High-yield bonds, lower-rated bonds, and unrated securities
•	Leveraging risk
•	Market risk
•	Prepayment risk
•	Temporary defensive positions and large cash positions

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information and the risks related to the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS’ investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor’s Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003.  Mr. Krey concentrates on global and international equity as well as international fixed income strategy.  Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in each Fund’s Semi-Annual Report dated June 30, 2009.

More About The Funds

The investment objectives of the respective Funds are not fundamental and may be changed by the Trustees without shareholder approval.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Funds to invest in investment companies to the extent permitted under the 1940 Act, including unaffiliated money market funds.  Under the relief, a Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are money market funds managed by the Trust’s investment adviser or its affiliates.  As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees. The Funds have received exemptive relief from the SEC permitting them to invest up to 25% in an affiliated money market fund.

Certain Funds state in the description of their investment strategies that they may invest in futures contracts in certain circumstances.  The Fund’s use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool.  JNAM and the Sub-Advisers have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, they are not subject to registration or regulation as pool operators under that Act.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

For Each of the JNL/Mellon Capital Management Sub-Advised Funds.  The Sub-Adviser is a subsidiary of The Bank of New York Mellon Corporation, the owner of a number of asset managers and a diversified global financial institution.  Through this ownership structure and through other entities owned by the Sub-Adviser’s direct and indirect owners, the Sub-Adviser has various financial industry affiliations.  As a result of the business activities of the Sub-Adviser and its affiliates, the Sub-Adviser may be prohibited or limited from effecting transactions on behalf of the Fund due to rules in the marketplace in which the Sub-Adviser trades, foreign laws or the Sub-Adviser’s own policies and procedures.  By way of illustration only, in certain cases, the Sub-Adviser may face trading limitations or prohibitions because of aggregation issues due to its relationships with affiliated investment advisory firms, position limits imposed by regulators or foreign laws such as mandatory takeover offer requirements (which it will need to avoid).  However, if the Sub-Adviser cannot invest in a security directly, the Fund may, instead, invest in the relevant American Depositary Receipt (ADR).  In any case, the Fund may invest in securities of affiliates of the Fund and the Sub-Adviser to the extent permissible under applicable U.S. laws and regulations.

Portfolio Turnover. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

Derivatives Risk.  As an open-end investment company registered with the SEC a Fund is subject to the Federal Securities Laws including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions with respect to certain kinds of derivatives, a Fund must “set aside” (referred to sometimes as “asset segregation” or “coverage”) liquid assets, or engage in other SEC or staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to set aside liquid assets in an amount equal to a Fund’s daily marked – to market (net) obligations, if any (i.e., a Fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. The use of leverage involves certain risks. See below for leveraging risk. A Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

The Funds enter into certain kinds of derivative transactions that involve obligations to make future payments to third parties.  These transactions include, but are not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when issued or delayed delivery basis, or reverse repurchase agreements.  In this connection, the Funds may be required to “set aside” or segregate liquid assets, or engage in other measures, to cover open derivatives positions, in accordance with federal securities laws, rules thereunder, or interpretations thereof, including positions that the SEC or its staff have taken.  In such situations, the Funds set aside liquid assets on either of two bases.  Where a derivatives contract does not require cash settlement, the Funds must set aside liquid assets on the basis of the contracts full notional value.  Where a derivatives contract does require cash settlement, the Funds are permitted to set aside assets on the basis of daily marked-to-market net obligations (i. e., a Fund’s daily net liability or unrealized loss, if any), rather than the contract’s full notional value.  In the latter situation, a Fund may employ leverage to a greater extent than under the former situation.  Each Fund reserves the right to change its procedures for setting aside assets in order to comply with any change in governing law, rules, interpretations, or SEC or SEC staff positions.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit that meet certain guidelines. Cash collateral may be invested by a Fund in money market investments or short-term liquid investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent. There is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Recent Market Events.  Over the last several years, domestic and international markets have experienced acute turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. In addition, many governments throughout the world responded to the turmoil with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. These market conditions and continuing economic risks add significantly to the risk of short-term volatility in the Funds.

Regulatory Inquiries and Pending Litigation

JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/AIM Large Cap Growth Fund, and JNL/AIM Small Cap Growth Fund

Civil lawsuits, including regulatory proceedings and purported class action and shareholder derivative suits against certain AIM Funds, INVESCO Funds Group, Inc (IFG) (the former investment advisor to certain AIM Funds), Invesco Advisers, Inc. (Invesco), Invesco Aim Distributors, Inc.  (Invesco Aim Distributors) (the distributor of the AIM Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things:  (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM Funds, IFG, Invesco Advisers, Inc., Invesco Aim Distributors and/or related entities and individuals in the future.  You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, at www.invescoaim.com.

JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, and JNL/Franklin Templeton Small Cap Value Fund

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (“Advisers”) (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission (“SEC”) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds.  Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant.  Such a distribution plan has been prepared and submitted to the SEC for approval. On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement.  Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC’s findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country.  Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the “Judicial Panel”) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled “In re Mutual Funds Investment Litigation” (the “MDL”).  The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (“Distributors”) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC’s investigation concerning marketing support payments to securities dealers who sell fund shares.  In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC’s order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of federal securities and state laws relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website.  Any further updates on these matters will be disclosed on Franklin Resources, Inc.’s website at franklintempleton.com under “Statement on Current Industry Issues.”

JNL/Oppenheimer Global Growth Fund

During 2009, a number of lawsuits have been filed in federal courts against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc. (“OFDI”), and certain Oppenheimer mutual funds (“Defendant Funds”) advised by OFI and distributed by OFDI (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers and trustees and former trustees of the respective Defendant Fund. The plaintiffs are seeking class action status on behalf of those who purchased shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.

A lawsuit has been brought in state court against OFI, OFDI and another subsidiary of OFDI, on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against OFI and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust.  All of these lawsuits allege breach of contact, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorney’s fees and litigation expenses. An agreement in principal has been reached to settle the lawsuits on behalf of Oregon College Savings Plan Trust.

Other lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of OFI, against OFI and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named OFDI, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors.  None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.

OFI believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or OFDI to perform their respective duties to the Fund, and that outcome of all the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.

JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005.  Management of PIMCO currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.  On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case.  As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed.  In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS and rejected the IRS’s request for a stay pending appeal.  The IRS is expected to seek emergency relief by appealing this to the US Court of Appeals for the Third Circuit.  It is not known at this time when and whether such emergency relief has or will be sought. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

GLOSSARY OF RISKS

Accounting risk – The Fund or Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

Allocation risk – The Fund is subject to the risk of changes in market and economic conditions when determining and revising the selection and percentages of allocations among appropriate Underlying Funds.

Asia ex-Japan concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Asia ex-Japan countries and to be more volatile than the performance of more geographically diversified funds. Many Asian economies are generally characterized by over-extension of credit, frequent currency fluctuations, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports, less developed legal systems and less efficient markets.  Adverse developments in one country can affect the entire region.  Numerous elements of the auditing and reporting standards may not provide the same shareholder protection or information as those in developed countries.

China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.  Government reforms and the move to capitalism may not positively impact the economies of either country. Stable economic growth may be hampered by a number of factors, including, burdensome regulatory requirements, inflation, poor allocation of resources and the reinvestment of capital, government price controls and capital restrictions, and social instability with a corresponding affect on securities holdings and volatility.

Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged may entail greater volatility than traditional securities.  Derivative instruments’ values may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

Convertible securities risk – A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit risk on the counterparties. Such instruments are not afforded the same protections as may apply to trading futures or options on organized exchanges. Substantial losses may arise from the insolvency, bankruptcy or default of a counterparty and risk of settlement default of parties with whom it trades securities.  Settlement mechanisms in emerging markets are generally less developed and reliable than those in more developed countries thus increasing the risks.

Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit ratings may reflect the varying degrees of risk.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest

Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Cyclical opportunities risk –The Fund might seek to take tactical advantage of changes in the business cycle evidencing growth potential, short-term market movements or changes affecting particular issuers or industries.  If the anticipated changes do not occur, the value of the stock could fall.  Cyclical stocks may tend to increase in value quickly during economic upturns, but they also tend to lose value quickly in economic downturns.  These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Derivatives risk – These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund or Master Fund’s Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment.  The Fund or Master Fund’s Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund or Master Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund or Master Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.  If the Fund or Master Fund’s Adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful.

Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  There may be government policies that restrict investment by foreigners, and a higher risk of a government taking private property.  Low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

European investing risk – Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). The EMU imposes tight fiscal and monetary controls on its members or requires it for EMU membership.  Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments. In addition, there is less publicly available information and more volatile or less liquid markets. Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

Growth investing risk – Growth stocks can perform differently from the market as a whole or other types of stocks.  Growth stocks are generally priced based on future or anticipated earnings, and may be more expensive relative to their earnings or assets.  As a result of forward-looking growth and revenue expectations, growth stocks tend to be more sensitive to changes in their earnings, contributing to their volatility.

High-yield bonds, lower-rated bond, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  An unanticipated default would result in a reduction in income, a decline in the market value of the related securities and a decline in value.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in price volatility.

Income risk – Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.

Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Market fluctuations can cause the performance of an index to be significantly influenced by a handful of companies.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance may sometimes be lower than funds that actively invest in stocks that comprise the index.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  The correlation between the Fund and index performance may be affected by the Fund’s/Underlying Fund’s expenses the index doesn’t have, changes in securities markets, changes in the composition of the index, the size of the portfolio, the timing of purchases and redemptions of the Fund’s/Underlying Fund’s shares, and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Internal Revenue Code.

Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.  The Fund or Master Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Investment growth style risk – The returns from a certain investment style may trail returns from the overall stock market.  Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings.  Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations aren’t met their valuations may return to more typical norms, causing their stock prices to fall.  Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

Investments in IPOs – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or may be available only in very limited quantities. When the Fund’s size is smaller, any gains or losses from IPOs will have a greater impact on the Fund’s performance than when the Fund is larger.

Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Investment value style risk – The returns from a certain investment style may trail returns from the overall stock market.  Value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends.  A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging risk – The use of leverage may cause the Fund or Master Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Fund or Master Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund or Master Fund's portfolio securities.

License termination risk – The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

Limited management, trading cost and rebalance risk – The Fund’s/Underlying Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund or Master Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  Small capitalization companies and companies domiciled in emerging markets pose greater liquidity and volatility risks of price fluctuations.

Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender.  Indebtedness of companies whose creditworthiness is poor may be highly speculative involving substantially greater risks that those companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed and may pay only after a delay, with a substantial risk of losing the entire amount invested.  After purchase of a loan, the Fund may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower. In the event that a borrower defaults, access to the collateral securing the loan may be limited by bankruptcy and other insolvency laws.  The collateral may be inadequate or difficult to realize upon, so the Fund might not receive payments to which it is entitled.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective.

Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-related securities may exhibit additional volatility. This is known as extension risk.  Rising interest rates and falling property prices may increase the likelihood that individuals and entities may fall behind or fail to make payments on their mortgages.  This is referred to as default risk.  When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid.  In addition, a number of mortgage defaults could lead to a decline in the value of mortgage-backed and mortgage-related securities.  Mortgage-related securities are also subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns because the Fund will have to reinvest that money at the lower prevailing interest rates. This is referred to as contraction risk.

Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments or defaults on the underlying mortgages serving as collateral.  An increase or decrease in payment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price.  The prices of mortgage-backed securities, depending on their structure and the rate of payments, can be volatile.  Some mortgage-backed securities may also not be as liquid as other securities.  The value of these securities also may change because of changes in the market’s perception or the actual creditworthiness of the issuer.  In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation, interest rates, and/or tax policies.

Non-diversification risk – The Fund or Master Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund or Master Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

Pacific Rim investing risk – The Pacific Rim economies are in all stages of economic development. Many of the economies in the region can be characterized as either developing or newly industrialized.  However, the Fund will concentrate investments in developed Pacific Rim markets.  Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time.  Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.  The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. The Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim and to be more volatile than the performance of more geographically diversified funds.

Portfolio turnover – The Fund or Master Fund may actively trade securities in seeking to achieve its objective.  Doing so may increase transaction costs, which may reduce performance.  Active trading also may increase realized short-term capital gains and losses.

Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Private equity risk – In addition to the risks of direct investments, Listed Private Equity Companies are subject to various risks depending on their underlying investments, which are not limited to, additional liquidity risk, sector risk, non-U.S. security risk, currency risk, credit risk, managed portfolio risk and derivatives risk (derivatives risk is the risk that the value of the Listed Private Equity Companies’ derivative investments will fall because of pricing difficulties or lack of correlation with the underlying investment).

There are inherent risks in investing in private equity companies, whose principal business is to invest in and lend capital to privately held companies.  Generally, little public information exists for private and thinly traded companies impede the ability to make a fully informed investment decision.  Listed Private Equity Companies may have relatively concentrated investment portfolios of small number of holdings.  The aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, or the need to write down the value of an investment.

Real estate investment risk – Real estate is also affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.  Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination.  Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares.   The Fund could hold real estate directly if a company defaults on its debt securities.  Direct ownership in real estate present additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.  Investment in REITs may be affected by the management skill of the persons managing the REIT.  The Fund will bear a proportional share of the REITs’ expenses.

Risk arbitrage securities and distressed companies – Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company.  Distressed companies are companies that are, or about to be, involved in reorganizations, financial restructurings or bankruptcy. The actual transaction may not be completed on the terms or within the time frame originally contemplated, if at all, resulting in losses.  Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default.  Also, securities of distressed companies are generally more likely to become worthless.

Risk of investment in banking industry – Investment of more than 25% of total assets in securities issued by U.S. banks, would entail the risk of the factors influencing the health of the banking industry affecting performance.  These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers.  The bank securities typically are not insured by the federal government.  Securities that do not represent deposits have lower priority in the bank’s capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

Sector risk– Investment of a significant portion in the securities of companies involved in the financial services sector carries greater risk of adverse developments in a sector affecting performance. The financial services sector is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for services decreases and prices and dividends may decline.

Although financial services companies carry more risk than a more diversified fund the dividends typically paid by financial services companies may help to moderate this risk to some extent. The financial services sector is highly correlated and particularly sensitive to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition. Financial services companies may also be hurt when interest rates rise sharply to varying degrees.  The stocks may also be vulnerable to rapidly rising inflation. The industry is not generally perceived to be dynamic or aggressive, which could lessen fund performance.

Security concentration risk – The Fund’s portfolio may invest in a limited number of securities.  As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn.  It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Short sales risk – A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative decline, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, the losses could be greater than the actual cost of the investment. Increased liquidity risk and transaction costs are frequently involved, as is the risk that the third party to the short sale may fail to honor its contract terms.

Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks.  Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost.  For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Tax risk – The Internal Revenue Service (“IRS”) has issued a ruling that causes certain income from commodity-linked swaps, to gain exposure to the DJ-UBS Index, to not be considered qualifying income for purposes of being taxed as a regulated investment company.  Any income derived from direct investments in such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the Fund’s gross income. Failure to qualify as a RIC, subjects a fund to federal income tax on its net income at regular corporate rates (without regard to the dividends paid deduction for distributions to shareholders. When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.  Failure to qualify as a RIC would subject Fund shareholders to federal income tax, to the risk of diminished returns.

Temporary defensive positions and large cash positions – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  During periods in which the Fund or Master Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Underlying funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.  The ability of the Fund to achieve its investment objective will depend in part upon the Sub-Adviser’s ability to allocate investments in the Underlying Funds and their ability to achieve their investment objectives.  There can be no assurance that the investment objective of any Underlying Fund will be achieved.  The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.  The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government.

There is a risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. Government Securities may be purchased by the Funds, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and equities and on securities guaranteed by the entities is unclear.  No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.  In addition, new accounting standards and future Congressional action may affect the value of FNMA and FHLMC debt.

MANAGEMENT OF THE TRUST

Investment Adviser

Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Asset Management, LLCSM (“JNAM®” or the “Adviser”), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Prudential plc is also the parent of Curian Capital, LLC, M&G Investment Management Limited, PPM America, Inc. and Prudential Asset Management (Singapore) Limited.

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009.

Management Fee

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly.  The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.  Each JNL/S&P Fund will indirectly bear its pro rata share of fees of the Underlying Funds in addition to the fees shown for that Fund.

The following terms apply in connection with JNAM’s contractual obligation to waive fees and reimburse expenses for the JNL/Select Money Market Fund.  There can be no assurance that JNAM will continue to waive fees and reimburse expenses after December 31, 2010.  The Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its Adviser fee. Such reimbursement by the Fund shall be made monthly, but only if the operating expenses of the Fund (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
JNL/AIM Global Real Estate Fund	$0 to $50 million Over $50 million	.75% .70%
JNL/AIM International Growth Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/AIM Large Cap Growth Fund	$0 to $150 million Over $150 million	.70% .65%
JNL/AIM Small Cap Growth Fund	$0 to $300 million Over $300 million	.85% .80%
JNL/Capital Guardian Global Balanced Fund	$0 to $500 million Over $500 million	.65% .60%
JNL/Capital Guardian Global Diversified Research Fund	$0 to $150 million $150 million to $500 million $500 million to $750 million Over $750 million	.75% .70% .65% .60%
JNL/Capital Guardian U.S. Growth Equity Fund	$0 to $150 million $150 million to $500 million $500 million to $750 million Over $750 million	.70% .65% .60% .55%
JNL/Credit Suisse Commodity Securities Fund	$0 to $300 million Over $300 million	.70% .60%
JNL/Credit Suisse Long/Short Fund	$0 to $300 million Over $300 million	.80% .75%
JNL/Eagle Core Equity Fund	$0 to $100 million $100 million to $300 million Over $300 million	.65% .60% .55%
JNL/Eagle SmallCap Equity Fund	$0 to $100 million $100 million to $500 million Over $500 million	.75% .70% .65%
JNL/Franklin Templeton Global Growth Fund	$0 to $300 million $300 to $500 million Over $500 million	.75% .65% .60%
JNL/Franklin Templeton Income Fund	$0 to $100 million $100 million to $200 million $200 million to $500 million Over $500 million	.80% .75% .65% .60%
JNL/Franklin Templeton International Small Cap Growth Fund	$0 to $500 million Over $500 million	.95% .90%
JNL/Franklin Templeton Mutual Shares Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/Franklin Templeton Small Cap Value Fund	$0 to $200 million $200 million to $500 million Over $500 million	.85% .77% .75%
JNL/Goldman Sachs Core Plus Bond Fund	$0 to $500 million Over $500 million	.60% .55%
JNL/Goldman Sachs Emerging Markets Debt Fund	$0 to $200 million Over $200 million	.75% .70%
JNL/Goldman Sachs Mid Cap Value Fund	$0 to $100 million Over $100 million	.75% .70%
JNL/Ivy Asset Strategy Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/JPMorgan International Value Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million $250 million to $750 million $750 million to $1,500 million Over $1,500 million	.70% .65% .60% .55%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million $150 million to $300 million $300 million to $500 million Over $500 million	.50% .45% .40% .35%
JNL/Lazard Emerging Markets Fund	$0 to $100 million $100 million to $250 million Over $250 million	1.00% .90% .85%
JNL/Lazard Mid Cap Equity Fund	$0 to $50 million $50 million to $250 million Over $250 million	.75% .70% .65%
JNL/M&G Global Basics Fund	$0 to $500 million Over $500 million	.85% .80%
JNL/M&G Global Leaders Fund	$0 to $500 million Over $500 million	.85% .80%
JNL/Mellon Capital Management European 30 Fund	$0 to $50 million $50 million to $100 million Over $100 million	.37% .31% .28%
JNL/Mellon Capital Management Pacific Rim 30 Fund	$0 to $50 million $50 million to $100 million Over $100 million	.37% .31% .28%
JNL/Mellon Capital Management S&P 500 Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management Small Cap Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.29% .24% .23%
JNL/Mellon Capital Management International Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.30% .25% .24%
JNL/Mellon Capital Management Bond Index Fund	$0 to $500 million $500 million to $750 million Over $750 million	.30% .25% .24%
JNL/Mellon Capital Management Global Alpha Fund	$0 to $500 million Over $500 million	1.00% .90%
JNL/Oppenheimer Global Growth Fund	$0 to $300 million Over $300 million	.70% .60%
JNL/PAM Asia ex-Japan Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/PAM China-India Fund	$0 to $500 million Over $500 million	.90% .85%
JNL/PIMCO Real Return Fund	$0 to $1 billion Over $1 billion	.50% .475%
JNL/PIMCO Total Return Bond Fund	All assets	.50%
JNL/PPM America High Yield Bond Fund	$0 to $150 million $150 million to $500 million Over $500 million	.50% .45% .425%
JNL/PPM America Mid Cap Value Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/PPM America Small Cap Value Fund	$0 to $500 million Over $500 million	.75% .70%
JNL/PPM America Value Equity Fund	$0 to $300 million Over $300 million	.55% .50%
JNL/Red Rocks Listed Private Equity Fund	$0 to $200 million Over $200 million	.85% .80%
JNL/Select Balanced Fund	$0 to $50 million $50 million to $150 million $150 million to $300 million $300 million to $500 million Over $500 million	.55% .50% .475% .45% .425%
JNL/Select Money Market Fund	$0 to $500 million Over $500 million	.28% .25%
JNL/Select Value Fund	$0 to $300 million $300 million to $500 million Over $500 million	.55% .50% .45%
JNL/T. Rowe Price Established Growth Fund	$0 to $150 million $150 million to $500 million Over $500 million	.65% .60% .55%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $150 million Over $150 million	.75% .70%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million Over $250 million	.45% .40%
JNL/T. Rowe Price Value Fund	$0 to $150 million $150 million to $500 million Over $500 million	.70% .65% .60%
JNL/S&P Managed Conservative Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Moderate Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Moderate Growth Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Growth Fund	$0 to $500 million Over $500 million	.13% .08%
JNL/S&P Managed Aggressive Growth Fund	$0 to $500 million Over $500 million	.13% .08%

Sub-Advisory Arrangements

The Adviser selects, contracts with and compensates Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the Sub-Adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust.  The Sub-Adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus.  Each Sub-Adviser (except SPIAS as Sub-Adviser to the following Funds: JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund), implements such programs by purchases and sales of securities.  Because the investments of the Funds listed above for which SPIAS is Sub-Adviser consist exclusively of shares of other Funds of the Trust, SPIAS relays its program recommendations to the Adviser for implementation.  Each Sub-Adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.

As compensation for its services, each Sub-Adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund.  The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the Sub-Advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated Sub-Advisers with the approval of the Board of Trustees, but without the approval of shareholders.  The order allows the Adviser to materially amend a sub-advisory agreement with unaffiliated sub-advisers with the approval of the Board of Trustees, but without shareholder approval.  Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change.  The order allows the Funds to operate more efficiently and with greater flexibility.  The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to the following services:

•	Performing initial due diligence on prospective Sub-Advisers for the Funds;
•	Monitoring the performance of Sub-Advisers;
•	Communicating performance expectations to the Sub-Advisers; and
•	Ultimately recommending to the Board of Trustees whether a Sub-Adviser’s contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers.  Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.  At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.

ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM (“Administrator”) an Administrative Fee as annual percentage of the average daily net assets of the Fund as set forth below.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses and other expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as “Other Expenses” in the fee tables).

Funds	Assets	Administrative Fee
JNL/AIM Global Real Estate Fund	All Assets	.15%
JNL/AIM International Growth Fund	All Assets	.15%
JNL/AIM Large Cap Growth Fund	All Assets	.10%
JNL/AIM Small Cap Growth Fund	All Assets	.10%
JNL/Capital Guardian Global Balanced Fund	All Assets	.15%
JNL/Capital Guardian Global Diversified Research Fund	All Assets	.15%
JNL/Capital Guardian U.S. Growth Equity Fund	All Assets	.10%
JNL/Credit Suisse Commodity Securities Fund	All Assets	.15%
JNL/Credit Suisse Long/Short Fund	All Assets	.15%
JNL/Eagle Core Equity Fund	All Assets	.10%
JNL/Eagle SmallCap Equity Fund	All Assets	.10%
JNL/Franklin Templeton Global Growth Fund	All Assets	.15%
JNL/Franklin Templeton Income Fund	All Assets	.10%
JNL/Franklin Templeton International Small Cap Growth Fund	All Assets	.15%
JNL/Franklin Templeton Mutual Shares Fund	All Assets	.10%
JNL/Franklin Templeton Small Cap Value Fund	All Assets	.10%
JNL/Goldman Sachs Core Plus Bond Fund	All Assets	.10%
JNL/Goldman Sachs Emerging Markets Debt Fund	All Assets	.15%
JNL/Goldman Sachs Mid Cap Value Fund	All Assets	.10%
JNL/Ivy Asset Strategy Fund	All Assets	.15%
JNL/JPMorgan International Value Fund	All Assets	.15%
JNL/JPMorgan MidCap Growth Fund	All Assets	.10%
JNL/JPMorgan U.S. Government & Quality Bond Fund	All Assets	.10%
JNL/Lazard Emerging Markets Fund	All Assets	.15%
JNL/Lazard Mid Cap Equity Fund	All Assets	.10%
JNL/M&G Global Basics Fund	All Assets	.15%
JNL/M&G Global Leaders Fund	All Assets	.15%
JNL/Mellon Capital Management European 30 Fund	All Assets	.20%
JNL/Mellon Capital Management Pacific Rim 30 Fund	All Assets	.20%
JNL/Mellon Capital Management S&P 500 Index Fund	All Assets	.10%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	All Assets	.10%
JNL/Mellon Capital Management Small Cap Index Fund	All Assets	.10%
JNL/Mellon Capital Management International Index Fund	All Assets	.15%
JNL/Mellon Capital Management Bond Index Fund	All Assets	.10%
JNL/Mellon Capital Management Global Alpha Fund	All Assets	.15%
JNL/Oppenheimer Global Growth Fund	All Assets	.15%
JNL/PAM Asia ex-Japan Fund	All Assets	.15%
JNL/PAM China-India Fund	All Assets	.20%
JNL/PIMCO Real Return Fund	All Assets	.10%
JNL/PIMCO Total Return Bond Fund	All Assets	.10%
JNL/PPM America High Yield Bond Fund	All Assets	.10%
JNL/PPM America Mid Cap Value Fund	All Assets	.10%
JNL/PPM America Small Cap Value Fund	All Assets	.10%
JNL/PPM America Value Equity Fund	All Assets	.10%
JNL/Red Rocks Listed Private Equity Fund	All Assets	.15%
JNL/Select Balanced Fund	All Assets	.10%
JNL/Select Money Market Fund	All Assets	.10%
JNL/Select Value Fund	All Assets	.10%
JNL/T. Rowe Price Established Growth Fund	All Assets	.10%
JNL/T. Rowe Price Mid-Cap Growth Fund	All Assets	.10%
JNL/T. Rowe Price Short-Term Bond Fund	All Assets	.10%
JNL/T. Rowe Price Value Fund	All Assets	.10%
JNL/S&P Managed Growth Fund	All Assets	.05%
JNL/S&P Managed Conservative Fund	All Assets	.05%
JNL/S&P Managed Moderate Growth Fund	All Assets	.05%
JNL/S&P Managed Moderate Fund	All Assets	.05%
JNL/S&P Managed Aggressive Growth Fund	All Assets	.05%

CLASSES OF SHARES

Effective December 15, 2003, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, each Fund has two classes of shares (Class A and Class B), except the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund have one class of shares.  The outstanding shares of all Funds (except JNL/S&P Funds) as of that date have been redesignated Class A shares.

This Prospectus offers two classes of shares.  Under the multi-class structure, the Class A shares and Class B shares of each Fund represent interests in the same portfolio of securities, and will be substantially the same except for “class expenses.”  The expenses of each Fund will be borne by each Class of shares based on the net assets of the Fund attributable to each Class, except that class expenses will be allocated to each Class.  “Class expenses” will include any distribution or administrative or service expense allocable to the appropriate Class, pursuant to the Brokerage Enhancement Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

DISTRIBUTION PLAN

All Funds of the Trust except the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, have adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Distribution Plan (“Plan”).

The Board of Trustees, including all of the Independent Trustees, approves, at least annually, the continuation of the Distribution Plan (“Plan”) in connection with the Board’s adoption of a multi-class plan authorizing Class A and Class B interests.  Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests.  Jackson National Life Distributors LLC (“JNLD”), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

THE DISTRIBUTOR

The Distributor also has the following relationships with the Sub-Advisers and their affiliates.  The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  In addition, the Distributor acts as distributor of variable insurance contracts and variable life insurance policies (the “Contracts”) issued by Jackson and its subsidiary Jackson National Life Insurance Company of New York (“Jackson NY”).  Raymond James Financial Services, a brokerage affiliate of the Sub-Adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities.  The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the Contracts.

INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts (“Accounts”) of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable contracts (“Contracts”), to qualified and unqualified retirement plans and other regulated investment companies.  The Accounts purchases the shares of the sub-accounts that investing the Funds at their net asset value. There is no sales charge.

Shares of the Funds are not available to the general public directly.  Some of the Funds are managed by Sub-Advisers who manage publicly available mutual funds having similar names and investment objectives.  While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund.  Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The net asset value per share of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open.  The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the “fair value” of a security for which a current market price is not available.  Under these procedures, in general the “fair value” of a security shall be the amount, determined by the Administrator in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board of Trustees has established a pricing committee to review fair value determinations.  The pricing committee will also review restricted and illiquid security values, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g. disorderly market transactions) and determine/review fair values pursuant to the “Pricing Policies and Procedures” adopted by the Board of Trustees of the Trust.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s net asset value may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s net asset value (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Trustees, to determine the “fair value” of such securities for purposes of calculating a Fund’s net asset value.  The Administrator will “fair value” such securities if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund’s net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust’s pricing procedures to be a “significant event.”  A “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities.  Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s net asset value.  When fair-value pricing is employed, the securities prices used to calculate a Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“MARKET TIMING” POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves, by a qualified retirement plan for Jackson and its affiliates, and other regulated investment companies.

The interests of the Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Funds are not intended as vehicles for market timing.  The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. This does not apply to a money market Fund.

See the Separate Account Prospectus for the contract that describes Jackson’s anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board of Trustees has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred.  In addition, the JNL/S&P Funds’ net asset values are calculated based on the net asset values of the Underlying Funds and the “fair value” pricing policy will apply to the Underlying Funds as described above. The Funds’ “fair value” pricing policy is described under “Investment in Trust Shares” above.

The practices and policies described above are intended to deter and curtail market timing in the Fund.  However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing.  If they are ineffective, the adverse consequences described above could occur.

DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund’s policies and procedures relating to disclosure of portfolio securities is available in the Fund’s Statement of Additional Information and at www.jackson.com.

SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions are processed on any day on which the Trust and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust’s transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

•	When the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

TAX STATUS

Each Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).  Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Fund is treated as a separate corporation for purposes of the Code.  Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are separate accounts of variable insurance contracts, qualified and unqualified retirement plans, there are no tax consequences to those shareholders of buying, holding, exchanging and selling shares of the Funds.  Distributions from the Funds are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Account Prospectus for more detailed information on tax issues related to the Contracts.

Separate Accounts funding insurance contracts must meet certain diversification requirements, as must the underlying funds in which they invest in order for the variable insurance contract owners to receive favorable tax treatment.  If a Series, a Master Fund or a Separate Account were to fail to meet the diversification requirements, income allocable to the contracts would be taxable currently to the contract owners and income from prior periods relating to such contracts could also be taxable.

FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Fund.  The information does not reflect any charges imposed under a variable insurance contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset			Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total		End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/AIM International Growth Fund

Class A
12/31/2009	6.88	0.12	2.42	2.54	(0.15)	-	9.27	36.99	(t)	431,595	27	1.04	1.55
12/31/2008	15.74	0.27	(6.68)	(6.41)	(0.06)	(2.39)	6.88	(40.94)		249,897	53	1.03	2.10
12/31/2007	14.55	0.30	1.10	1.40	(0.21)	-	15.74	9.70		475,302	105	1.03	1.90
12/31/2006	12.03	0.18	2.55	2.73	(0.21)	-	14.55	22.67		259,811	12	1.06	1.35
12/31/2005	11.04	0.14	1.04	1.18	(0.19)	-	12.03	10.69		201,554	71	1.08	1.25

JNL/AIM Large Cap Growth Fund

Class A
12/31/2009	8.67	0.04	2.07	2.11	(0.03)	-	10.75	24.29		624,156	57	0.97	0.45
12/31/2008	14.93	0.04	(5.69)	(5.65)	(0.02)	(0.59)	8.67	(37.66)		350,826	56	0.97	0.29
12/31/2007	13.49	0.02	2.09	2.11	(0.01)	(0.66)	14.93	15.75		525,103	71	0.99	0.17
12/31/2006	12.51	0.02	0.96	0.98	0.00 (f)	-	13.49	7.86		396,703	90	1.00	0.12
12/31/2005	11.67	0.00	0.84	0.84	-	-	12.51	7.23		361,417	101	1.01	0.03

JNL/AIM Global Real Estate Fund

Class A
12/31/2009	5.79	0.18	1.70	1.88	(0.14)	-	7.53	32.53		342,951	65	1.07	2.78
12/31/2008	12.44	0.31	(4.96)	(4.65)	(0.23)	(1.77)	5.79	(35.71)		145,218	117	1.03	2.78
12/31/2007	15.80	0.20	(2.58)	(2.38)	(0.17)	(0.81)	12.44	(15.01)		184,451	76	1.02	1.29
12/31/2006	11.70	0.42	3.84	4.26	(0.05)	(0.11)	15.80	36.38		254,557	37	1.02	2.98
05/02(a)-12/31/2005	10.00	0.21	1.49	1.70	-	-	11.70	17.00		79,209	36	1.05	3.37

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset			Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total		End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)		(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/AIM Small Cap Growth Fund

Class A
12/31/2009	$ 7.50	$ (0.02)	$ 2.63	$ 2.61	$ -	$ -	$ 10.11	34.80%		$ 92,793	33%	1.16%	(0.17)%
12/31/2008	14.82	(0.04)	(5.95)	(5.99)	-	(1.33)	7.50	(39.73)		40,314	42	1.16	(0.32)
12/31/2007	14.27	(0.10)	1.71	1.61	-	(1.06)	14.82	11.37		73,951	37	1.15	(0.64)
12/31/2006	13.52	(0.11)	2.07	1.96	-	(1.21)	14.27	14.49		53,265	54	1.16	(0.79)
12/31/2005	12.47	(0.08)	1.13	1.05	-	-	13.52	8.42		49,776	65	1.16	(0.67)

JNL/Capital Guardian Global Balanced Fund

Class A
12/31/2009	7.35	0.15	1.50	1.65	(0.18)	-	8.82	22.48		279,806	78	1.01	1.88
12/31/2008	11.95	0.25	(3.67)	(3.42)	(0.12)	(1.06)	7.35	(28.29)		183,572	70	1.01	2.37
12/31/2007	11.92	0.20	0.72	0.92	(0.14)	(0.75)	11.95	7.96		197,825	155	0.98	1.60
12/31/2006	11.03	0.18	1.01	1.19	(0.10)	(0.20)	11.92	10.79		162,743	62	1.02	1.55
12/31/2005	10.02	0.12	0.89	1.01	-	-	11.03	10.09		127,908	83	1.01	1.22

JNL/Capital Guardian Global Diversified Research Fund

Class A
12/31/2009	15.33	0.17	5.70	5.87	(0.28)	-	20.92	38.32	(u)	332,577	85	1.09	0.97
12/31/2008	26.67	0.44	(11.78)	(11.34)	-	-	15.33	(42.52)		163,107	96	1.09	2.04
12/31/2007	22.23	(0.03)	4.62	4.59	(0.15)	-	26.67	20.65		232,460	195	1.10	(0.11)
12/31/2006	19.68	0.07	2.55	2.62	(0.07)	-	22.23	13.31		160,207	116	1.10	0.35
12/31/2005	19.41	0.08	0.29	0.37	(0.10)	-	19.68	1.91		188,593	264	1.10	0.30

JNL/Capital Guardian International Small Cap Fund

Class A
12/31/2009	4.53	0.04	2.36	2.40	(0.08)	-	6.85	52.93		144,004	46	1.31	0.65
12/31/2008	9.87	0.14	(5.47)	(5.33)	(0.01)	-	4.53	(54.00)		44,755	53	1.31	1.88
12/03(a) - 12/31/2007	10.00	0.00	(0.13)	(0.13)	-	-	9.87	(1.30)		73,063	2	1.30	0.22

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data			Ratio of		Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to		Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net		to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)		Net Assets (c)
JNL/Capital Guardian U.S. Growth Equity Fund

Class A
12/31/2009	$ 13.99	$ 0.09	$ 4.79	$ 4.88	$ (0.02)		$ -	$ 18.85	34.91%	$ 554,978	55%	0.98%		0.57%
12/31/2008	23.68	0.06	(9.75)	(9.69)	0.00	(f)	-	13.99	(40.92)	195,824	47	0.99		0.29
12/31/2007	21.58	0.00	2.10	2.10	-		-	23.68	9.73	226,712	190	1.00		(0.01)
12/31/2006	20.63	(0.01)	0.96	0.95	-		-	21.58	4.60	186,424	89	0.99		(0.07)
12/31/2005	19.71	(0.05)	0.97	0.92	-		-	20.63	4.67	216,007	77	0.99		(0.18)

JNL/Credit Suisse Commodity Securities Fund

Class A
12/31/2009	6.31	0.07	3.09	3.16	(0.06)		-	9.41	50.17	641,108	108	1.03		0.88
12/31/2008	13.90	0.20	(7.35)	(7.15)	(0.01)		(0.43)	6.31	(51.30)	214,651	71	1.04		1.67
01/16(a) - 12/31/2007	10.00	0.07	3.83	3.90	-		-	13.90	39.00	388,379	51	1.05		0.57

JNL/Credit Suisse Long/Short Fund

Class A
12/31/2009	6.11	0.06	1.46	1.52	(0.05)		-	7.58	24.86	90,306	909	1.54	(g)	0.98
12/31/2008	10.85	0.09	(4.22)	(4.13)	-		(0.61)	6.11	(37.68)	41,879	455	1.59	(g)	0.98
01/16(a) - 12/31/2007	10.00	(0.02)	0.87	0.85	-		-	10.85	8.50	68,632	240	2.26	(g)	(0.19)

JNL/Eagle Core Equity Fund

Class A
12/31/2009	4.96	0.05	1.63	1.68	(0.07)		-	6.57	33.83	84,192	36	0.96		0.84
12/31/2008	14.53	0.16	(5.92)	(5.76)	(0.34)		(3.47)	4.96	(39.04)	42,644	57	0.96		1.35
12/31/2007	17.22	0.20	(0.12)	0.08	(0.35)		(2.42)	14.53	0.59	81,088	43	0.94		1.13
12/31/2006	15.33	0.15	1.74	1.89	0.00	(f)	-	17.22	12.35	177,972	109	0.96		0.92
12/31/2005	14.96	0.14	0.36	0.50	(0.13)		-	15.33	3.37	244,280	106	0.96		0.77

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from								Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of		Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to		Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net		to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)		Net Assets (c)
JNL/Eagle SmallCap Equity Fund

Class A
12/31/2009	$ 11.91	$ 0.04	$ 4.19	$ 4.23	$ -	$ -	$ 16.14	35.52%	$ 279,448	67%		1.03%		0.34%
12/31/2008	20.73	(0.04)	(7.93)	(7.97)	-	(0.85)	11.91	(38.34)	164,108	69		1.03		(0.25)
12/31/2007	22.19	(0.11)	2.65	2.54	-	(4.00)	20.73	12.14	231,713	81		1.03		(0.45)
12/31/2006	20.13	(0.15)	4.17	4.02	-	(1.96)	22.19	20.03	199,096	68		1.05		(0.67)
12/31/2005	19.97	(0.15)	0.66	0.51	-	(0.35)	20.13	2.52	159,471	57		1.06		(0.72)

JNL/Franklin Templeton Global Growth Fund

Class A
12/31/2009	5.92	0.10	1.74	1.84	(0.12)	-	7.64	31.06	375,505	5		1.10		1.58
12/31/2008	9.99	0.17	(4.24)	(4.07)	0.00 (f)	0.00 (f)	5.92	(40.72)	236,023	11		1.11		2.18
01/16(a) - 12/31/2007	10.00	0.11	(0.05)	0.06	(0.06)	(0.01)	9.99	0.63	318,542	3		1.10		1.15

JNL/Franklin Templeton Income Fund

Class A
12/31/2009	7.39	0.55	1.88	2.43	(0.53)	-	9.29	32.92	728,236	39		1.00		6.51
12/31/2008	10.53	0.66	(3.79)	(3.13)	(0.01)	-	7.39	(29.74)	432,233	56		1.00		7.05
12/31/2007	10.70	0.60	(0.40)	0.20	(0.35)	(0.02)	10.53	1.85	549,659	21	(i)	1.02		5.45
05/01(a)-12/31/2006	10.00	0.34	0.64	0.98	(0.26)	(0.02)	10.70	9.78	64,653	43		1.10		4.85

JNL/Franklin Templeton Mutual Shares Fund

Class A
12/31/2009	6.20	0.10	1.55	1.65	(0.24)	-	7.61	26.74	423,572	61		1.11	(j)	1.48
12/31/2008	10.02	0.14	(3.94)	(3.80)	-	(0.02)	6.20	(37.90)	255,941	49		1.08	(j)	1.67
01/16(a) - 12/31/2007	10.00	0.16	(0.14)	0.02	-	-	10.02	0.20	344,535	33		1.07	(j)	1.60

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Franklin Templeton Small Cap Value Fund

Class A
12/31/2009	$ 6.56	$ 0.07	$ 2.15	$ 2.22	$ (0.06)	$ -	$ 8.72	33.80%	$ 167,589	2%		1.16%	0.89%
12/31/2008	11.38	0.11	(3.97)	(3.86)	(0.10)	(0.86)	6.56	(33.23)	86,399	14		1.16	1.10
12/31/2007	12.86	0.11	(0.90)	(0.79)	(0.09)	(0.60)	11.38	(6.14)	100,289	26		1.16	0.80
12/31/2006	11.03	0.08	1.88	1.96	(0.02)	(0.11)	12.86	17.71	130,608	6		1.16	0.67
05/02(a)-12/31/2005	10.00	0.02	1.01	1.03	-	-	11.03	10.30	72,399	5		1.14	0.39

JNL/Goldman Sachs Core Plus Bond Fund

Class A
12/31/2009	10.71	0.45	1.07	1.52	(0.50)	(0.05)	11.68	14.16	782,744	430	(k)	0.90	3.90
12/31/2008	12.01	0.55	(1.18)	(0.63)	(0.48)	(0.19)	10.71	(5.17)	564,785	462		0.90	4.76
12/31/2007	11.60	0.57	0.23	0.80	(0.39)	-	12.01	6.91	614,033	186	(k)	0.91	4.79
12/31/2006	11.08	0.54	(0.01)	0.53	(0.01)	-	11.60	4.77	460,890	113	(k)	0.92	4.81
12/31/2005	11.47	0.44	(0.14)	0.30	(0.48)	(0.21)	11.08	2.62	338,943	97	(k)	0.93	4.44

JNL/Goldman Sachs Emerging Markets Debt Fund

Class A
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	-	11.89	23.06	193,046	94		1.11	3.89
10/06(a)-12/31/2008	10.00	0.09	(0.42)	(0.33)	-	-	9.67	(3.30)	28,973	44		1.11	3.92

JNL/Goldman Sachs Mid Cap Value Fund

Class A
12/31/2009	6.51	0.09	2.04	2.13	(0.08)	-	8.56	32.65	275,024	113		1.03	1.29
12/31/2008	12.82	0.09	(4.82)	(4.73)	(0.11)	(1.47)	6.51	(36.09)	134,460	98		1.04	0.83
12/31/2007	12.96	0.14	0.22	0.36	(0.08)	(0.42)	12.82	2.80	169,388	117		1.03	1.01
12/31/2006	11.39	0.11	1.68	1.79	(0.04)	(0.18)	12.96	15.73	144,432	47		1.05	0.90
05/02(a)-12/31/2005	10.00	0.06	1.33	1.39	-	-	11.39	13.90	85,789	34		1.06	1.02

Class B
12/31/2009	6.50	0.11	2.04	2.15	(0.09)	-	8.56	33.09	5,701	113		0.83	1.55
12/31/2008	12.83	0.12	(4.85)	(4.73)	(0.13)	(1.47)	6.50	(36.03)	244	98		0.84	1.11
12/31/2007	12.99	0.16	0.22	0.38	(0.12)	(0.42)	12.83	2.97	210	117		0.83	1.16
12/31/2006	11.40	0.13	1.70	1.83	(0.06)	(0.18)	12.99	16.06	206	47		0.85	1.09
05/02(a)-12/31/2005	10.00	0.07	1.33	1.40	-	-	11.40	14.00	151	34		0.86	1.22

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Ivy Asset Strategy Fund

Class A
9/28 (a) - 12/31/2009	$ 10.00	$ 0.01	$ 0.40	$ 0.41	$ -	$ -	$ 10.41	4.10%	$ 196,774	16%		1.25%	0.52%

JNL/JPMorgan International Value Fund

Class A
12/31/2009	5.72	0.14	1.58	1.72	(0.27)	-	7.17	30.17	549,144	92		1.03	2.24
12/31/2008	14.35	0.38	(6.85)	(6.47)	(0.25)	(1.91)	5.72	(44.49)	346,379	90		1.01	3.40
12/31/2007	14.02	0.27	1.36	1.63	(0.17)	(1.13)	14.35	11.97	727,077	98		1.01	1.81
12/31/2006	10.94	0.26	3.23	3.49	(0.08)	(0.33)	14.02	31.98	485,663	83		1.04	2.09
12/31/2005	9.29	0.13	1.59	1.72	(0.01)	(0.06)	10.94	18.57	234,118	72		1.08	1.63

JNL/JPMorgan MidCap Growth Fund

Class A
12/31/2009	11.15	(0.03)	4.82	4.79	-	-	15.94	42.96	163,690	82		1.01	(0.25)
12/31/2008	20.07	(0.05)	(8.87)	(8.92)	-	-	11.15	(44.44)	91,958	105		1.02	(0.30)
12/31/2007	18.59	(0.03)	1.51	1.48	-	-	20.07	7.96	184,228	184		1.01	(0.16)
12/31/2006	16.59	(0.01)	2.01	2.00	-	-	18.59	12.06	221,504	151		1.01	(0.07)
12/31/2005	15.67	(0.02)	0.99	0.97	(0.05)	-	16.59	6.16	217,173	149		1.01	(0.11)

JNL/JPMorgan U.S. Government & Quality Bond Fund

Class A
12/31/2009	12.25	0.47	(0.01)	0.46	(0.32)	-	12.39	3.69	693,017	12		0.73	3.78
12/31/2008	11.74	0.49	0.27	0.76	(0.25)	-	12.25	6.53	680,849	14		0.76	4.06
12/31/2007	11.43	0.53	0.20	0.73	(0.42)	-	11.74	6.38	265,662	57	(m)	0.78	4.51
12/31/2006	11.07	0.46	(0.10)	0.36	-	-	11.43	3.25	235,088	114	(m)	0.79	4.16
12/31/2005	11.31	0.41	(0.14)	0.27	(0.41)	(0.10)	11.07	2.35	214,590	39	(m)	0.79	3.76

JNL/Lazard Emerging Markets Fund

Class A
12/31/2009	5.88	0.16	4.06	4.22	(0.14)	-	9.96	71.74	735,862	49		1.27	1.98
12/31/2008	14.47	0.38	(7.64)	(7.26)	(0.08)	(1.25)	5.88	(50.05)	211,608	64		1.28	3.21
12/31/2007	10.99	0.18	3.32	3.50	(0.02)	-	14.47	31.81	411,866	53		1.29	1.37
05/01(a)-12/31/2006	10.00	0.10	0.89	0.99	-	-	10.99	9.90	88,626	28		1.35	1.52

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Lazard Mid Cap Equity Fund

Class A
12/31/2009	$ 6.82	$ 0.07	$ 2.63	$ 2.70	$ (0.06)	$ -	$ 9.46	39.65%	$ 164,730	79%	1.03%	0.86%
12/31/2008	11.47	0.15	(4.62)	(4.47)	(0.13)	(0.05)	6.82	(38.96)	125,184	81	1.02	1.50
12/31/2007	14.08	0.11	(0.50)	(0.39)	(0.08)	(2.14)	11.47	(2.61)	243,429	84	1.02	0.71
12/31/2006	13.54	0.07	1.89	1.96	(0.07)	(1.35)	14.08	14.56	217,646	70	1.03	0.50
12/31/2005	14.66	0.07	1.24	1.31	(0.06)	(2.37)	13.54	8.81	228,735	85	1.03	0.49

JNL/M&G Global Basics Fund

Class A
12/31/2009	8.42	0.05	3.89	3.94	(0.03)	(0.06)	12.27	46.88	29,708	43	1.21	0.47
10/06(a)-12/31/2008	10.00	-	(1.58)	(1.58)	-	-	8.42	(15.80)	4,703	10	1.24	(0.03)

JNL/M&G Global Leaders Fund

Class A
12/31/2009	8.35	0.09	3.03	3.12	(0.06)	-	11.41	37.43	17,302	39	1.21	0.87
10/06(a)-12/31/2008	10.00	0.02	(1.66)	(1.64)	(0.01)	-	8.35	(16.43)	4,501	34	1.23	0.82

JNL/Mellon Capital Management European 30 Fund

Class A
12/31/2009	8.59	0.29	3.23	3.52	(0.25)	(0.56)	11.30	41.03	13,238	65	0.78	2.76
10/06(a)-12/31/2008	10.00	0.04	(1.41)	(1.37)	(0.04)	-	8.59	(13.74)	2,055	-	0.84	2.26

JNL/Mellon Capital Management Pacific Rim 30 Fund

Class A
12/31/2009	9.60	0.21	2.11	2.32	(0.15)	(0.51)	11.26	24.15	16,625	47	0.78	1.95
10/06(a)-12/31/2008	10.00	0.02	(0.42)	(0.40)	-	-	9.60	(4.00)	3,299	-	0.82	0.78

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized			Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on		Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment		Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions		of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management S&P 500 Index Fund

Class A
12/31/2009	$ 7.54	$ 0.14	$ 1.82	$ 1.96	$ (0.12)	$ -		$ 9.38	25.97%	$ 900,282	4%	0.60%	1.76%
12/31/2008	12.36	0.19	(4.84)	(4.65)	(0.17)	-		7.54	(37.64)	457,126	7	0.60	1.80
12/31/2007	12.06	0.18	0.40	0.58	(0.16)	(0.12)		12.36	4.90	656,286	3	0.59	1.45
12/31/2006	10.68	0.16	1.45	1.61	(0.15)	(0.08)		12.06	15.08	559,179	1	0.60	1.42
12/31/2005	10.66	0.13	0.34	0.47	(0.12)	(0.33)		10.68	4.37	427,375	14	0.61	1.30

Class B
12/31/2009	7.66	0.16	1.85	2.01	(0.13)	-		9.54	26.26	10,996	4	0.40	2.02
12/31/2008	12.57	0.21	(4.93)	(4.72)	(0.19)	-		7.66	(37.57)	8,916	7	0.40	2.01
12/31/2007	12.27	0.21	0.41	0.62	(0.20)	(0.12)		12.57	5.14	10,797	3	0.39	1.65
12/31/2006	10.76	0.21	1.44	1.65	(0.06)	(0.08)		12.27	15.29	9,547	1	0.40	1.74
12/31/2005	10.72	0.15	0.34	0.49	(0.12)	(0.33)		10.76	4.54	537	14	0.41	1.50

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Class A
12/31/2009	8.17	0.13	2.98	3.11	(0.11)	-		11.17	38.03	469,779	14	0.61	1.35
12/31/2008	14.78	0.17	(5.75)	(5.58)	(0.13)	(0.90)		8.17	(37.58)	284,426	30	0.61	1.35
12/31/2007	14.96	0.17	0.93	1.10	(0.05)	(1.23)		14.78	7.45	464,641	25	0.60	1.06
12/31/2006	14.21	0.14	1.24	1.38	(0.13)	(0.50)		14.96	9.69	381,163	10	0.61	0.97
12/31/2005	13.28	0.09	1.51	1.60	(0.10)	(0.57)		14.21	11.98	288,486	15	0.61	0.82

Class B
12/31/2009	8.26	0.14	3.03	3.17	(0.13)	-		11.30	38.34	4,541	14	0.41	1.55
12/31/2008	14.95	0.20	(5.83)	(5.63)	(0.16)	(0.90)		8.26	(37.51)	2,613	30	0.41	1.55
12/31/2007	15.07	0.21	0.94	1.15	(0.04)	(1.23)		14.95	7.69	3,470	25	0.40	1.27
12/31/2006	14.22	0.19	1.22	1.41	(0.06)	(0.50)		15.07	9.91	2,804	10	0.41	1.26
12/31/2005	13.27	0.11	1.51	1.62	(0.10)	(0.57)		14.22	12.14	245	15	0.41	1.02

JNL/Mellon Capital Management Small Cap Index Fund

Class A
12/31/2009	7.97	0.09	2.10	2.19	(0.07)	(0.05)		10.04	27.54	470,449	17	0.61	1.08
12/31/2008	13.53	0.11	(4.87)	(4.76)	(0.15)	(0.65)		7.97	(35.01)	241,444	29	0.61	0.96
12/31/2007	14.79	0.18	(0.51)	(0.33)	(0.04)	(0.89)		13.53	(2.11)	361,126	21	0.60	1.21
12/31/2006	13.44	0.15	2.19	2.34	(0.12)	(0.87)		14.79	17.49	339,124	17	0.60	1.02
12/31/2005	13.43	0.08	0.49	0.57	(0.09)	(0.47)		13.44	4.22	237,460	16	0.60	0.84

Class B
12/31/2009	8.05	0.11	2.11	2.22	(0.08)	(0.05)		10.14	27.68	3,916	17	0.41	1.30
12/31/2008	13.66	0.14	(4.92)	(4.78)	(0.18)	(0.65)		8.05	(34.83)	2,299	29	0.41	1.17
12/31/2007	14.86	0.21	(0.50)	(0.29)	(0.02)	(0.89)		13.66	(1.84)	2,771	21	0.40	1.41
12/31/2006	13.42	0.20	2.16	2.36	(0.05)	(0.87)		14.86	17.66	2,714	17	0.40	1.33
12/31/2005	13.39	0.10	0.49	0.59	(0.09)	(0.47)		13.42	4.38	248	16	0.40	1.04

JNL/Mellon Capital Management International Index Fund

Class A
12/31/2009	9.41	0.25	2.50	2.75	(0.26)	0.00	(f)	11.90	29.28	721,755	2	0.69	2.43
12/31/2008	17.55	0.47	(8.00)	(7.53)	(0.30)	(0.31)		9.41	(42.92)	369,368	15	0.65	3.31
12/31/2007	16.54	0.40	1.29	1.69	(0.45)	(0.23)		17.55	10.39	645,505	5	0.65	2.23
12/31/2006	13.59	0.32	3.15	3.47	(0.37)	(0.15)		16.54	25.58	497,487	2	0.66	2.11
12/31/2005	13.67	0.29	1.53	1.82	(0.27)	(1.63)		13.59	13.31	294,677	43	0.66	2.08

Class B
12/31/2009	9.68	0.30	2.56	2.86	(0.28)	0.00	(f)	12.26	29.57	18,284	2	0.49	2.83
12/31/2008	18.04	0.52	(8.24)	(7.72)	(0.33)	(0.31)		9.68	(42.82)	6,256	15	0.45	3.55
12/31/2007	16.88	0.44	1.32	1.76	(0.37)	(0.23)		18.04	10.56	10,527	5	0.45	2.43
12/31/2006	13.60	0.22	3.30	3.52	(0.09)	(0.15)		16.88	25.93	5,982	2	0.47	1.40
12/31/2005	13.66	0.31	1.53	1.84	(0.27)	(1.63)		13.60	13.46	374	43	0.46	2.28

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from							Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data				Ratio of	Investment
	Value	Net		Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment		& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/Mellon Capital Management Bond Index Fund

Class A
12/31/2009	$ 11.07	$ 0.42		$ 0.21	$ 0.63	$ (0.30)	$ (0.01)	$ 11.39	5.65%	$ 793,123	87%	(n)	0.60%	3.67%
12/31/2008	11.16	0.52		(0.10)	0.42	(0.51)	-	11.07	3.79	379,239	51	(n)	0.61	4.60
12/31/2007	10.92	0.52		0.18	0.70	(0.46)	-	11.16	6.43	349,683	45	(n)	0.60	4.68
12/31/2006	10.75	0.48		(0.09)	0.39	(0.22)	-	10.92	3.64	247,489	65	(n)	0.61	4.42
12/31/2005	10.83	0.18		0.02	0.20	(0.22)	(0.06)	10.75	1.85	180,542	361		0.61	3.46

Class B
12/31/2009	11.36	0.46		0.21	0.67	(0.31)	(0.01)	11.71	5.90	2,647	87	(n)	0.40	3.92
12/31/2008	11.44	0.56		(0.11)	0.45	(0.53)	-	11.36	3.98	1,596	51	(n)	0.41	4.81
12/31/2007	11.05	0.55		0.19	0.74	(0.35)	-	11.44	6.68	906	45	(n)	0.41	4.88
12/31/2006	10.70	0.50		(0.09)	0.41	(0.06)	-	11.05	3.85	692	65	(n)	0.41	4.65
12/31/2005	10.76	0.20		0.02	0.22	(0.22)	(0.06)	10.70	2.04	147	361		0.41	3.66

JNL/Mellon Capital Management Global Alpha Fund

Class A
9/28 (a) - 12/31/2009	10.00	(0.03)		(0.09)	(0.12)	-	-	9.88	(1.20)	62,275	0		1.35	(1.28)

JNL/Oppenheimer Global Growth Fund

Class A
12/31/2009	7.00	0.10		2.65	2.75	(0.12)	(0.49)	9.14	39.42	289,972	21		1.06	1.19
12/31/2008	14.97	0.21		(6.42)	(6.21)	(0.17)	(1.59)	7.00	(40.86)	176,084	22		1.06	1.71
12/31/2007	15.25	0.13		0.81	0.94	(0.12)	(1.10)	14.97	6.33	372,934	31		1.05	0.79
12/31/2006	13.53	0.08		2.21	2.29	(0.07)	(0.50)	15.25	16.96	349,246	30		1.06	0.58
12/31/2005	11.92	0.08		1.56	1.64	(0.03)	-	13.53	13.74	289,390	27		1.06	0.74

JNL/PAM Asia ex-Japan Fund
Class A
12/31/2009	4.80	0.03		3.31	3.34	0.00 (f)	-	8.14	69.59	108,276	39		1.27	0.46
12/31/2008	9.80	0.12		(5.03)	(4.91)	(0.09)	-	4.80	(50.09)	7,727	132		1.29	1.66
12/03(a) - 12/31/2007	10.00	(0.01)		(0.19)	(0.20)	-	-	9.80	(2.00)	11,747	-		1.30	(0.67)

JNL/PAM China-India Fund

Class A
12/31/2009	4.23	(0.00)	(f)	3.48	3.48	-	-	7.71	82.27	233,497	73		1.33	0.05
12/31/2008	9.98	0.03		(5.78)	(5.75)	-	-	4.23	(57.62)	25,987	188		1.41	0.51
12/03(a) - 12/31/2007	10.00	(0.01)		(0.01)	(0.02)	-	-	9.98	(0.20)	4,888	-		1.40	(0.93)

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from								Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized			Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on		Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment		Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions		of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/PIMCO Real Return Fund

Class A
12/31/2009	$ 10.10	$ 0.30	$ 1.44	$ 1.74	$ (0.27)	$ -		$ 11.57	17.25%	$ 1,189,828	722%		0.81%	2.69%
12/31/2008	11.09	0.39	(0.82)	(0.43)	(0.16)	(0.40)		10.10	(3.73)	663,938	2,289		0.81	3.44
01/16(a) - 12/31/2007	10.00	0.43	0.66	1.09	-	-		11.09	10.90	397,393	1,215	(o)	0.80	4.27

JNL/PIMCO Total Return Bond Fund

Class A
12/31/2009	11.07	0.48	1.24	1.72	(0.29)	(0.31)		12.19	15.45	2,348,470	177		0.81	4.04
12/31/2008	12.04	0.51	(0.48)	0.03	(0.53)	(0.47)		11.07	0.40	1,325,740	660		0.81	4.22
12/31/2007	11.66	0.54	0.42	0.96	(0.56)	(0.02)		12.04	8.25	1,037,811	119	(p)	0.80	4.54
12/31/2006	11.70	0.50	(0.10)	0.40	(0.44)	0.00	(f)	11.66	3.38	760,176	63	(p)	0.81	4.20
12/31/2005	11.96	0.27	0.02	0.29	(0.33)	(0.22)		11.70	2.40	571,892	183	(p)	0.81	3.15

Class B
12/31/2009	11.67	0.53	1.30	1.83	(0.30)	(0.31)		12.89	15.66	14,110	177		0.61	4.21
12/31/2008	12.64	0.56	(0.51)	0.05	(0.55)	(0.47)		11.67	0.57	9,891	660		0.61	4.40
12/31/2007	12.22	0.59	0.45	1.04	(0.60)	(0.02)		12.64	8.53	8,145	119	(p)	0.61	4.74
12/31/2006	11.91	0.55	(0.13)	0.42	(0.11)	0.00	(f)	12.22	3.57	6,953	63	(p)	0.60	4.51
12/31/2005	12.15	0.29	0.02	0.31	(0.33)	(0.22)		11.91	2.52	174	183	(p)	0.60	3.36

JNL/PPM America High Yield Bond Fund

Class A
12/31/2009	4.46	0.50	1.56	2.06	(0.37)	-		6.15	46.30	566,513	50		0.78	8.87
12/31/2008	7.43	0.59	(2.93)	(2.34)	(0.63)	-		4.46	(30.75)	188,010	78		0.79	8.82
12/31/2007	8.22	0.66	(0.75)	(0.09)	(0.70)	-		7.43	(1.10)	303,282	95		0.78	7.92
12/31/2006	7.95	0.62	0.21	0.83	(0.56)	-		8.22	10.51	365,753	62		0.80	7.49
12/31/2005	8.51	0.62	(0.48)	0.14	(0.62)	(0.08)		7.95	1.69	276,421	33		0.81	7.39

Class B
12/31/2009	4.86	0.55	1.71	2.26	(0.38)	-		6.74	46.58	5,989	50		0.58	9.22
12/31/2008	8.02	0.65	(3.17)	(2.52)	(0.64)	-		4.86	(30.65)	3,280	78		0.59	9.09
12/31/2007	8.81	0.72	(0.79)	(0.07)	(0.72)	-		8.02	(0.79)	3,999	95		0.58	8.12
12/31/2006	8.12	0.66	0.21	0.87	(0.18)	-		8.81	10.72	4,443	62		0.59	7.60
12/31/2005	8.66	0.64	(0.48)	0.16	(0.62)	(0.08)		8.12	1.89	214	33		0.60	7.60

JNL/PPM America Mid Cap Value Fund

Class A
12/31/2009	5.62	0.05	2.61	2.66	(0.03)	-		8.25	47.38	20,020	89		1.06	0.77
03/31(a)-12/31/2008	10.00	0.07	(4.37)	(4.30)	(0.08)	-		5.62	(43.00)	5,011	154		1.06	1.05

JNL/PPM America Small Cap Value Fund

Class A
12/31/2009	6.27	0.04	2.09	2.13	(0.03)	-		8.37	33.97	15,861	114		1.06	0.60
03/31(a)-12/31/2008	10.00	0.06	(3.75)	(3.69)	(0.04)	-		6.27	(36.85)	8,356	66		1.06	1.02

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/PPM America Value Equity Fund

Class A
12/31/2009	$ 7.57	$ 0.14	$ 3.23	$ 3.37	$ (0.48)		$ -	$ 10.46	44.58%	$ 93,660	63%	0.86%	1.65%
12/31/2008	19.15	0.35	(9.54)	(9.19)	(0.39)		(2.00)	7.57	(47.21)	87,770	96	0.86	2.28
12/31/2007	20.44	0.33	(1.48)	(1.15)	(0.14)		-	19.15	(5.63)	219,654	86	0.86	1.55
12/31/2006	18.09	0.17	2.19	2.36	(0.01)		-	20.44	13.03	165,734	145	0.97	0.92
12/31/2005	17.42	0.24	0.61	0.85	(0.18)		-	18.09	4.91	181,363	79	0.97	0.97

Class B
12/31/2009	7.62	0.16	3.24	3.40	(0.52)		-	10.50	44.72	675	63	0.66	1.61
12/31/2008	19.30	0.37	(9.61)	(9.24)	(0.44)		(2.00)	7.62	(47.07)	76	96	0.66	2.53
12/31/2007	20.60	0.37	(1.48)	(1.11)	(0.19)		-	19.30	(5.36)	132	86	0.66	1.75
12/31/2006	18.20	0.22	2.18	2.40	0.00	(f)	-	20.60	13.21	129	145	0.77	1.14
12/31/2005	17.48	0.28	0.62	0.90	(0.18)		-	18.20	5.18	107	79	0.76	1.18

JNL/Red Rocks Listed Private Equity Fund (h)

Class A
12/31/2009	5.91	0.07	2.31	2.38	(0.25)		(0.01)	8.03	40.33	223,873	34	1.20	0.92
10/06(a)-12/31/2008	10.00	0.04	(4.10)	(4.06)	(0.03)	(s)	-	5.91	(40.56)	15,265	6	1.22	2.55

JNL/S&P Managed Conservative Fund (h)

Class A
12/31/2009	9.35	0.26	1.00	1.26	(0.17)		(0.10)	10.34	13.53	623,958	11	0.18	2.66
12/31/2008	11.47	0.32	(1.90)	(1.58)	(0.39)		(0.15)	9.35	(13.75)	407,426	30	0.19	2.95
12/31/2007	11.29	0.34	0.37	0.71	(0.27)		(0.26)	11.47	6.30	264,755	54	0.18	2.92
12/31/2006	10.70	0.20	0.64	0.84	(0.18)		(0.07)	11.29	7.85	137,126	39	0.19	1.82
12/31/2005	10.35	0.26	0.13	0.39	(0.03)		(0.01)	10.70	3.73	80,642	16	0.19	3.54

JNL/S&P Managed Moderate Fund (h)

Class A
12/31/2009	8.97	0.25	1.43	1.68	(0.12)		(0.12)	10.41	18.63	1,021,335	6	0.17	2.57
12/31/2008	12.21	0.26	(2.85)	(2.59)	(0.41)		(0.24)	8.97	(21.24)	557,615	28	0.18	2.36
12/31/2007	11.90	0.28	0.64	0.92	(0.29)		(0.32)	12.21	7.74	521,470	30	0.19	2.26
12/31/2006	11.04	0.17	0.97	1.14	(0.13)		(0.15)	11.90	10.39	314,249	35	0.19	1.44
12/31/2005	10.54	0.24	0.29	0.53	(0.02)		(0.01)	11.04	4.99	157,719	11	0.18	3.13

JNL/S&P Managed Moderate Growth Fund (h)

Class A
12/31/2009	8.79	0.21	1.86	2.07	(0.07)		(0.25)	10.54	23.46	1,774,984	13	0.16	2.14
12/31/2008	13.20	0.17	(3.80)	(3.63)	(0.27)		(0.51)	8.79	(27.50)	997,961	28	0.16	1.45
12/31/2007	13.08	0.19	0.92	1.11	(0.28)		(0.71)	13.20	8.65	1,403,279	34	0.16	1.34
12/31/2006	12.13	0.12	1.36	1.48	(0.12)		(0.41)	13.08	12.17	1,123,984	29	0.16	0.97
12/31/2005	11.67	0.34	0.41	0.75	(0.20)		(0.09)	12.13	6.41	861,543	21	0.17	1.39

JNL/S&P Managed Growth Fund (h)

Class A
12/31/2009	7.94	0.14	2.09	2.23	(0.16)		(0.30)	9.71	28.06	1,479,759	8	0.16	1.55
12/31/2008	13.84	0.10	(5.00)	(4.90)	(0.07)		(0.93)	7.94	(35.36)	808,800	32	0.16	0.80
12/31/2007	13.62	0.12	1.05	1.17	(0.24)		(0.71)	13.84	8.70	1,388,072	34	0.15	0.86
12/31/2006	12.56	0.07	1.71	1.78	(0.07)		(0.65)	13.62	14.15	1,246,802	34	0.16	0.53
12/31/2005	12.23	0.30	0.61	0.91	(0.13)		(0.45)	12.56	7.44	1,059,806	32	0.16	0.62

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/S&P Managed Aggressive Growth Fund (h)

Class A
12/31/2009	$ 8.39	$ 0.10	$ 2.51	$ 2.61	$ (0.21)	$ (0.33)	$ 10.46	31.05%	$ 582,868	19%	0.19%	1.07%
12/31/2008	14.89	0.06	(5.90)	(5.84)	(0.05)	(0.61)	8.39	(39.16)	414,718	42	0.18	0.50
12/31/2007	13.91	0.08	1.19	1.27	(0.24)	(0.05)	14.89	9.17	702,285	46	0.17	0.56
12/31/2006	12.80	0.04	1.95	1.99	(0.04)	(0.84)	13.91	15.57	672,325	33	0.17	0.28
12/31/2005	11.89	0.25	0.76	1.01	(0.10)	-	12.80	8.48	657,320	35	0.18	0.22

JNL Series Trust
Financial Highlights

		Increase (Decrease) from							Distributions from									Ratio of Net
	Net Asset	Investment Operations (e)							Net Realized		Supplemental Data					Ratio of		Investment
	Value	Net		Net Realized	Total from		Distributions from		Gains on	Net Asset			Net Assets,			Expenses to		Income (Loss)
	Beginning	Investment		& Unrealized	Investment		Net Investment		Investment	Value, End	Total		End of Period	Portfolio		Average Net		to Average
Period Ended	of Period	Income (Loss)		Gains (Losses)	Operations		Income		Transactions	of Period	Return (b)		(in thousands)	Turnover (d)		Assets (c)		Net Assets (c)
JNL/Select Balanced Fund
Class A
12/31/2009	12.81	0.34		2.19	2.53		(0.33)		-	15.01	19.78		736,864	54	(q)	0.78		2.53
12/31/2008	17.56	0.48		(4.18)	(3.70)		(0.39)		(0.66)	12.81	(20.79)		455,105	60	(q)	0.78		2.98
12/31/2007	17.35	0.48		0.81	1.29		(0.37)		(0.71)	17.56	7.49		526,511	41	(q)	0.78		2.62
12/31/2006	15.75	0.42		1.73	2.15		(0.31)		(0.24)	17.35	13.65		439,868	46	(q)	0.79		2.55
12/31/2005	17.12	0.34		0.58	0.92		(0.38)		(1.91)	15.75	5.30		396,350	42	(q)	0.79		2.22

JNL/Select Money Market Fund
Class A
12/31/2009	1.00	0.00	(f)	-	0.00	(f)	0.00	(f)	-	1.00	0.15	(v)	1,140,511	n/a		0.47	(w)	0.16 (w)
12/31/2008	1.00	0.02		0.00	0.02		(0.02)		-	1.00	2.20	(r)	1,340,054	n/a		0.57		2.08
12/31/2007	1.00	0.05		0.00	0.05		(0.05)		-	1.00	4.76		651,204	n/a		0.58		4.63
12/31/2006	1.00	0.04		0.00	0.04		(0.04)		-	1.00	4.49		269,095	n/a		0.59		4.42
12/31/2005	1.00	0.02		0.00	0.02		(0.02)		-	1.00	2.71		258,452	n/a		0.60		2.66

Class B
12/31/2009	1.00	0.00	(f)	-	0.00	(f)	0.00	(f)	-	1.00	0.21	(v)	7,270	n/a		0.37	(w)	0.24 (w)
12/31/2008	1.00	0.02		0.00	0.02		(0.02)		-	1.00	2.40	(r)	7,220	n/a		0.37		2.32
12/31/2007	1.00	0.05		0.00	0.05		(0.05)		-	1.00	4.97		4,617	n/a		0.38		4.84
12/31/2006	1.00	0.05		0.00	0.05		(0.05)		-	1.00	4.70		2,955	n/a		0.39		4.80
12/31/2005	1.00	0.02		0.00	0.02		(0.02)		-	1.00	2.91		469	n/a		0.40		2.88

JNL/Select Value Fund
Class A
12/31/2009	12.60	0.22		2.80	3.02		(0.21)		-	15.41	23.98		762,013	42		0.82		1.64
12/31/2008	19.33	0.32		(6.76)	(6.44)		(0.01)		(0.28)	12.60	(33.35)		484,751	54		0.83		1.97
12/31/2007	19.42	0.29		1.22	1.51		(0.26)		(1.34)	19.33	7.90		538,410	41		0.83		1.39
12/31/2006	16.90	0.25		3.28	3.53		(0.31)		(0.70)	19.42	20.86		481,805	34		0.84		1.37
12/31/2005	16.71	0.17		1.20	1.37		(0.20)		(0.98)	16.90	8.15		277,461	29		0.86		1.41

Class B
12/31/2009	12.79	0.25		2.84	3.09		(0.23)		-	15.65	24.18		14,220	42		0.62		1.87
12/31/2008	19.57	0.36		(6.85)	(6.49)		(0.01)		(0.28)	12.79	(33.19)		10,950	54		0.63		2.13
12/31/2007	19.66	0.33		1.25	1.58		(0.33)		(1.34)	19.57	8.13		15,294	41		0.63		1.59
12/31/2006	16.91	0.34		3.22	3.56		(0.11)		(0.70)	19.66	21.05		12,976	34		0.64		1.76
12/31/2005	16.68	0.21		1.20	1.41		(0.20)		(0.98)	16.91	8.41		158	29		0.65		1.62

JNL Series Trust
Financial Highlights

		Increase (Decrease) from					Distributions from								Ratio of Net
	Net Asset	Investment Operations (e)					Net Realized			Supplemental Data				Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from		Gains on		Net Asset		Net Assets,			Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment		Value, End	Total	End of Period	Portfolio		Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions		of Period	Return (b)	(in thousands)	Turnover (d)		Assets (c)	Net Assets (c)
JNL/T. Rowe Price Established Growth Fund
Class A
12/31/2009	$ 12.70	$ 0.02	$ 5.50	$ 5.52	$ (0.04)		$ -		$ 18.18	43.49%	$ 916,445	62%		0.91%	0.12%
12/31/2008	22.49	0.06	(9.69)	(9.63)	(0.02)		(0.14)		12.70	(42.85)	581,447	54		0.90	0.30
12/31/2007	21.84	0.09	2.16	2.25	(0.08)		(1.52)		22.49	10.12	1,043,708	56		0.88	0.40
12/31/2006	19.44	0.09	2.57	2.66	(0.09)		(0.17)		21.84	13.70	750,771	46		0.90	0.46
12/31/2005	18.36	0.04	1.08	1.12	(0.04)		-		19.44	6.09	732,553	41		0.91	0.24

Class B
12/31/2009	12.83	0.05	5.57	5.62	(0.08)		-		18.37	43.79	30,411	62		0.71	0.33
12/31/2008	22.69	0.09	(9.79)	(9.70)	(0.02)		(0.14)		12.83	(42.75)	19,925	54		0.70	0.50
12/31/2007	22.02	0.15	2.09	2.24	(0.12)		(1.45)		22.69	10.31	34,482	56		0.68	0.62
12/31/2006	19.50	0.14	2.58	2.72	(0.03)		(0.17)		22.02	13.95	32,185	46		0.70	0.64
12/31/2005	18.38	0.06	1.10	1.16	(0.04)		-		19.50	6.30	193	41		0.70	0.45

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
12/31/2009	16.20	(0.05)	7.65	7.60	-		(0.01)	(x)	23.79	46.93	820,894	32		1.02	(0.26)
12/31/2008	30.37	(0.04)	(12.33)	(12.37)	-		(1.80)		16.20	(40.68)	425,184	37		1.02	(0.14)
12/31/2007	29.05	(0.01)	4.97	4.96	0.00	(f)	(3.64)		30.37	17.26	697,484	45		1.02	(0.04)
12/31/2006	29.64	0.05	1.96	2.01	(0.05)		(2.55)		29.05	6.76	625,869	37		1.02	0.16
12/31/2005	27.87	(0.07)	4.01	3.94	-		(2.17)		29.64	14.10	623,382	30		1.02	(0.32)

Class B
12/31/2009	16.44	(0.01)	7.77	7.76	-		(0.01)	(x)	24.19	47.22	28,372	32		0.82	(0.05)
12/31/2008	30.71	0.01	(12.48)	(12.47)	-		(1.80)		16.44	(40.56)	17,811	37		0.82	0.05
12/31/2007	29.28	0.06	5.01	5.07	0.00	(f)	(3.64)		30.71	17.50	29,638	45		0.82	0.18
12/31/2006	29.76	0.03	2.05	2.08	(0.01)		(2.55)		29.28	6.97	24,998	37		0.81	0.08
12/31/2005	27.92	0.01	4.00	4.01	-		(2.17)		29.76	14.32	276	30		0.82	(0.12)

JNL/T. Rowe Price Short-Term Bond Fund

Class A
12/31/2009	9.36	0.25	0.47	0.72	(0.28)		(0.09)		9.71	7.64	484,832	102		0.74	2.56
12/31/2008	10.49	0.40	(1.04)	(0.64)	(0.45)		(0.04)		9.36	(5.97)	295,409	134		0.74	3.86
12/31/2007	10.31	0.49	0.01	0.50	(0.32)		-		10.49	4.82	311,237	73	(l)	0.75	4.62
05/01(a)-12/31/2006	10.00	0.31	0.00	0.31	-		-		10.31	3.10	327,071	109	(l)	0.74	4.52

JNL Series Trust
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (e)				Net Realized		Supplemental Data			Ratio of	Investment
	Value	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover (d)	Assets (c)	Net Assets (c)
JNL/T. Rowe Price Value Fund
Class A
12/31/2009	$ 6.98	$ 0.15	$ 2.44	$ 2.59	$ (0.13)	$ -	$ 9.44	37.09%	$ 727,672	21%	0.96%	1.89%
12/31/2008	14.65	0.20	(6.20)	(6.00)	(0.24)	(1.43)	6.98	(40.47)	412,536	29	0.96	1.65
12/31/2007	15.62	0.26	(0.14)	0.12	(0.20)	(0.89)	14.65	0.85	707,468	33	0.95	1.59
12/31/2006	13.93	0.22	2.57	2.79	(0.13)	(0.97)	15.62	20.11	681,711	26	0.96	1.48
12/31/2005	13.64	0.13	0.70	0.83	(0.11)	(0.43)	13.93	6.07	544,901	29	0.97	1.08

(a)	Commencement of operations.
(b)
Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)	Annualized for periods less than one year.
(d)	Portfolio turnover excludes dollar roll transactions.
(e)	Calculated using the average shares method for periods ended after December 31, 2005.
(f)	Amount represents less than $0.005.
(g)
Includes dividend expense and borrowing fees on securities sold short for JNL/Credit Suisse Long/Short Fund of 0.37%, 0.40% and 1.06% for Class A and B shares for the periods ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

(h)	Ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.
(i)	Portfolio turnover including dollar roll transactions for JNL/Franklin Templeton Income Fund was 34% for 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.
(j)
Includes dividend expense and borrowing fees on securities sold short for JNL/Franklin Templeton Mutual Shares Fund of 0.05%, 0.01% and 0.01% for Class A and B shares for the periods ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

(k)
Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was  453%, 570%, 332%, and 484%  in  2005, 2006, 2007, and 2009, respectively.  The Fund had no dollar roll transactions for year ended December 31, 2008.

(l)
Portfolio turnover including dollar roll transactions for JNL/T. Rowe Price Short-Term Bond Fund was 118% and 78% for 2006 and 2007, respectively.  The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(m)
Portfolio turnover including dollar roll transactions for JNL/JPMorgan U.S. Government & Quality Bond Fund was 487%, 524%, and 217% in 2005, 2006, and 2007, respectively.  The Fund had no dollar roll transactions for the periods ending after December 31, 2007.

(n)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 79% , 52%, 52% and 90% in 2006, 2007, 2008 and 2009, respectively.
(o)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was 1,340% in 2007. The Fund had no dollar roll transactions for periods ending after December 31, 2007.
(p)
Portfolio turnover including dollar roll transactions for JNL/PIMCO Total Return Bond Fund was 409%, 271%,  and 402%  in 2005, 2006, and 2007, respectively.  The Fund had no dollar roll transactions for periods ending after December 31, 2007.

(q)	Portfolio turnover including dollar roll transactions for JNL/Select Balanced Fund was 142%, 64%, 76%, 76% and 81% in 2005, 2006, 2007, 2008 and 2009, respectively.
(r)
For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/Select Money Market Fund.  The return for Class A and Class B shares without the contribution was 2.00% and 2.18%, respectively.

(s)	Distribution amount includes a return of capital distribution which was less than $0.005 per share.
(t)	Total return for the JNL/AIM International Growth Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.
(u)
Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

(v)	Total return for the JNL/Select Money Market Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.
(w)	For the JNL/Select Money Market Fund, the ratio of expense to average net assets for Class A and Class B shares without expense waiver was 0.57% and 0.37% , respectively, and the ratio of net investment income to average net assets for Class A and Class B shares without the waiver was 0.06% and 0.24%, respectively.
(x)	Distribution amount includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively.

APPENDIX A

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PROSPECTUS

May 1, 2010

JNL SERIES TRUST

You can find more information about the Trust in:

•
The Trust’s Statement of Additional Information (“SAI”) dated May 1, 2010, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions.  The current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

•
The Trust’s Annual and Semi-Annual Reports to shareholders, which shows the Fund’s actual investments and includes financial statements as of the close of the particular annual or semi-annual period.  The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Series Trust Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC’s Public Reference Room in Washington, D.C.  Reports and other information about the Trust also are available on the EDGAR database on the SEC’s Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549.  You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.

The Trust’s SEC file number is:  811-8894

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

JNL SERIES TRUST

This Statement of Additional Information (“SAI”) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNL Series Trust Prospectus dated May 1, 2010 (“Prospectus”).  Not all Funds described in this SAI may be available for investment in each variable annuity contract or variable life insurance policy offered by Jackson National Life Insurance Company (“JacksonSM”) or Jackson National Life Insurance Company of New York (“Jackson NYSM”). The financial statements of the JNL Series Trust for the period ended December 31, 2009 are incorporated by reference (which means they legally are a part of this SAI) from the Trust’s Annual Report to shareholders.  The Prospectus, SAI and Annual/Semi-Annual Reports may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

Shareholder Communications with Trustees

Shareholders of the Funds can communicate directly with the Board of Trustees (“Trustees”) by writing to the Chair of the Board, Dominic D’Annunzio, P.O. Box 30902, Lansing, MI 48909-8402.  Shareholders can communicate directly with an individual trustee by writing to that trustee at P.O. Box 30902, Lansing, MI 48909-8402.  Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

I.	General Information and History	2
II.	Master Feeder Structure	2
III.	Common Types of Investments and Management Practices	2
IV.	Certain Investment Strategies and Risks Applicable to the Feeder Funds	29
V.	Investment Restrictions	41
VI.	Trustees and Officers of the Trust	59
VII.	Principal Holders of the Trust’s Shares	69
VIII.	Investment Adviser, Sub-Advisers and Other Service Providers	80
IX.	Disclosure of Portfolio Information	176
X.	Purchases, Redemptions and Pricing of Shares	179
XI.	Description of Shares; Voting Rights; Shareholder Inquiries	182
XII.	Tax Status	183
XIII.	Financial Statements	186
	Appendix A – Ratings of Investments	A-1

I.           GENERAL INFORMATION AND HISTORY

The JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust dated June 1, 1994.  The Trust offers shares in separate Funds, each with its own investment objective.

II.           MASTER FEEDER STRUCTURE

Certain Funds operate as a “feeder” fund (each a “Feeder Fund”).  A “feeder” fund is a fund that does not buy investment securities directly; instead, each Feeder Fund invests in a single registered investment company referred to as a “Master Fund.” The Master Fund purchases and manages a pool of investment securities.  Each Feeder Fund’s investment objective and restrictions is the same as its corresponding Master Fund.  Currently, each Master Fund is a series of American Funds Insurance Series (“AFIS” or “American Funds”).  This structure differs from the other Trust series and other investment companies that invest directly in securities and are actively managed.

Under the master/feeder structure, each Feeder Fund may withdraw its investment in the corresponding Master Fund if the Board determines that it is in the best interest of the Feeder Fund and its shareholders to do so.  The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of the Feeder Fund in another Series Fund, having Jackson National Asset Management, LLC (“JNAM”) manage the Feeder Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.  Investment of each Feeder Fund’s assets in its corresponding Master Fund is not a fundamental investment policy of any Feeder Fund and a shareholder vote is not required for any Feeder Fund to withdraw its investment from its corresponding Master Fund.

Capital Research and Management CompanySM (“CRMC”) serves as investment adviser to the Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Each Feeder Fund’s master fund is listed below:

JNL Series Trust Feeder Fund	American Funds Master Fund
JNL/American Funds® Blue Chip Income and Growth Fund	Blue Chip Income and Growth Fund (Class 1 shares)
JNL/American Funds Global Bond Fund	Global Bond Fund (Class 1 shares)
JNL/American Funds Global Small Capitalization Fund	Global Small Capitalization Fund (Class 1 shares)
JNL/American Funds Growth-Income Fund	Growth-Income Fund (Class 1 shares)
JNL/American Funds International Fund	International Fund (Class 1 shares)
JNL/American Funds New World Fund	New World Fund® (Class 1 shares)

Information about the Master Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Funds’ SAI.  CRMC is an investment adviser affiliate of Capital Guardian Trust Company, another sub-adviser to the Trust.  The SAI for each Master Fund is delivered together with this SAI.

III.	COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES
(ALL FUNDS EXCEPT FEEDER FUNDS)

THIS SECTION III DESCRIBES COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES APPLICABLE TO ALL FUNDS EXCEPT THE FEEDER FUNDS.  ACCORDINGLY, ALL REFERENCES TO A “FUND” OR THE “FUNDS” IN THIS SECTION DO NOT INCLUDE THE FEEDER FUNDS.  A DESCRIPTION OF INVESTMENT STRATEGIES AND RISKS APPLICABLE TO THE FEEDER FUNDS (THROUGH INVESTMENT IN THE MASTER FUNDS) APPEARS UNDER THE HEADING “CERTAIN INVESTMENT STRATEGIES AND RISKS APPLICABLE TO THE FEEDER FUNDS” BEGINNING ON PAGE 29 OF THIS SAI.

This section describes some of the types of securities a Fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management.  A Fund may invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with the Fund’s investment objective(s) and policies described in the Prospectus and in this SAI.

Alternative Entity Securities.  Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.  These companies may also issue bonds and other fixed-income type securities.

Asset-Backed Securities.  A Fund may invest in asset-backed securities, which include mortgage-backed securities.  Asset-backed securities represent interests in pools of assets which are backed by assets such as, but not exclusively, installment sales contracts, credit card receivables, automobile loans and leases, equipment sales/lease contracts, obligation trusts, commercial and residential mortgages and most are structured as pass-through securities.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities.  The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors.  As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  A Sub-Adviser considers estimated prepayment rates in calculating the average weighted maturities of the Fund.  Unscheduled prepayments are more likely to accelerate during periods of declining long-term interest rates.  In the event of a prepayment during a period of declining interest rates, a Fund may be required to invest the unanticipated proceeds at a lower interest rate.  Prepayments during such periods will also limit a Fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

Asset-backed securities may be classified as pass-through certificates or collateralized obligations.  Pass-through certificates are asset-backed securities that represent an undivided fractional ownership interest in an underlying pool of assets.  Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.  Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.  Such assets are most often trade, credit card or automobile receivables.  The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders hereof.  Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided.  As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

If a Fund purchases an asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral.  As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates.  However, though the value of an asset-backed security may decline when interest rates rise, the converse is not necessarily true.  As noted above, interest rate changes also affect prepayments, which in turn affect the yield on asset-backed securities.  For these and other reasons, an asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return.  Asset-backed securities may, at times, be illiquid securities.

The JNL/T. Rowe Price Short-Term Bond Fund may invest in a pooled vehicle that participates directly in the Term Asset-Backed Securities Loan Facility (“TALF”).  The pooled vehicle will pledge asset-backed securities and commercial mortgage-backed securities that are backed by certain types of assets and are rated in the highest investment-grade rating category as collateral for non-recourse loans under the TALF, a joint program of the Federal Reserve and the U.S. Treasury.  TALF loans are considered non-recourse because the lender (Federal Reserve Bank of New York) may generally enforce its rights only against the pledged collateral and not against other assets of the pooled vehicle if such vehicle does not repay the principal and interest on the loans.  The JNL/T. Rowe Price Short-Term Bond Fund may invest the distributions from the pooled vehicle in additional securities and other assets consistent with its investment program.  The pooled vehicle may be managed by T. Rowe Price or its affiliates.  The investment in the pooled vehicle may be considered illiquid.

Auction Rate Securities.  A fund may invest in auction rate securities, which are debt instruments (corporate or municipal bonds) with long-term nominal maturity for which the interest rate is reset through a dutch auction.  Auction rate securities also refer to a preferred stock for which the dividend is reset through the same process.  In a dutch auction, a broker-dealer submits bids, on behalf of current and prospective investors, to the auction agent.  Based on the submitted bids, the auction agent will set the next interest rate by determining the lowest rate to clear the total outstanding amount of auction rate securities.  The lowest bid rate at which all the securities can be sold at par establishes the interest rate, otherwise known as the “clearing rate.”  This rate is paid on the entire issue for the upcoming period and includes current holders of the auction rate securities.  Investors who bid a minimum rate above the clearing rate receive no securities, while those whose minimum bid rates were at or below the clearing rate receive the clearing rate for the next period.  Auction rate security holders do not have the right to put their securities back to the issuer; as a result, no bank liquidity facility is required.  Auctions are typically held every 7, 28, or 35 days; interest on these securities is paid at the end of each auction period.  Certain types of auction rate securities will auction daily, with a coupon being paid on the first of every month.  Auction rate securities may have less liquidity than comparable debt and equity securities, and may be subject to changes in interest rates, including decreased interest rates.

While the auction rate process is designed to permit the holder to sell the auction rate securities in an auction at par value at specified intervals, there is the risk that an auction will fail due to insufficient demand for the securities.  Auction rate securities may be subject to changes in interest rates, including decreased interest rates.  Failed auctions may impair the liquidity of auction rate securities.

Bank Obligations.  A Fund may invest in bank obligations, which include certificates of deposit, bankers’ acceptances, and other short-term debt obligations.  Certificates of deposit are short-term obligations of commercial banks.  A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.  Certificates of deposit may have fixed or variable rates.  The Funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

Borrowing and Lending.  A Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets, except that the JNL/AIM International Growth Fund, JNL/AIM Global Real Estate Fund, JNL/AIM Small Cap Growth Fund, JNL/AIM Large Cap Growth Fund, JNL/Credit Suisse Commodity Securities Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Franklin Templeton Small Cap Value Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund each may borrow up to 33 1/3% of its total assets.  However, the JNL/JPMorgan MidCap Growth Fund may only borrow up to 5% of its total assets.  To secure borrowings, a Fund may mortgage or pledge securities in amounts up to 15% of its net assets.  Notwithstanding the foregoing, the JNL/Credit Suisse Long/Short Fund may pledge up to 60% of its net assets as collateral to secure the short sales inherent in its investment strategy.  The JNL/Lazard Emerging Markets Fund and the JNL/Credit Suisse Long/Short Fund may borrow for investment purposes to the extent permitted under the Investment Company Act of 1940, as amended (“1940 Act”).

A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.”  A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security.  A Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

Brady Bonds.  A Fund may invest in Brady Bonds.  Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of Treasury, Nicholas F. Brady (“Brady Plan”).  Brady Plan debt restructurings have been implemented in a number of countries, including:  Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds do not have a long payment history.  Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily in U.S. dollars) and are actively traded in the over-the-counter secondary market.  Brady Bonds are not considered to be U.S. government securities.  U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds.  Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted to at least one year’s interest payments based on applicable interest rate at that time and is adjusted at regular intervals thereafter.  Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.  Brady Bonds are often viewed as having three or four valuation components:  (1) the collateralized repayment of principal at final maturity; (2) the collateralized interest payments; (3) the uncollateralized interest payments; and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Brady Bonds involve various risk factors including residual risk and the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.  There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.

Investments in sovereign debt can involve a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due in accord with the terms of the debt.

Cash Position.  JNL/Select Money Market Fund may hold a certain portion of its assets in repurchase agreements and money market securities maturing in up to 397 days that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization. A Fund also may invest cash balances in shares of affiliated money market funds and unaffiliated money market funds.  For temporary, defensive purposes, a Fund may invest without limitation in such securities.  This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, rebalances, and serves as a short-term defense during periods of unusual market volatility.

Collateralized Debt Obligations.  The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.  CBOs and CLOs are types of asset-backed securities.  A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities.  A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances.  Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade.  Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as, aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests.  Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws.  As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions.  In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds’ Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are limited to the following:  (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”).  A Fund may invest in CMOs, which are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities.  The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a tranche.  Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro rata return of principal found in traditional pass-through obligations.  Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds.  Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance.  The “fastest-pay” tranche of bonds, as specified in the Prospectus for the issue, would initially receive all principal payments.  When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the Prospectus, receive all of the principal payments until they are retired.  The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired.  Accordingly, the CMO structure allows the issuer to use cash flows of long maturity collateral to formulate securities with short, intermediate and long final maturities and expected average lives.  Depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

The primary risk of any mortgage security is the uncertainty of the timing of cash flows.  For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral.  An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs.  The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile.  Some CMOs may also not be as liquid as other securities.

Commercial Paper.  A Fund may invest in commercial paper.  Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.  Commercial paper may have fixed, floating or variable rates, and a maturity of up to 270 days.

Common and Preferred Stocks.  A Fund may invest in common and preferred stocks.  Stocks represent shares of ownership in a company.  Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated.  After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.  While most preferred stocks pay a dividend, a Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.  Such investments would be made primarily for their capital appreciation potential.  Although common and preferred stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies or companies that are experiencing financial stress.

Convertible and Exchangeable Securities.  A Fund may invest in debt or preferred equity convertible securities. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price increase in its underlying stock.  Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities.  They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree.  In recent years, convertibles have been developed which combine higher or lower current income with options and other features.

A convertible security usually is issued by either an operating company or by an investment bank.  When issued by an operating company, a convertible security usually will be senior in the issuer’s capital structure to common stock, but subordinate to other types of fixed income securities issued by that company.  If and when the convertible security is “converted,” the operating company often issues new stock to the holder of the convertible security.  If, however, the parity price (the price at which the common stock underlying the convertible security may be obtained) of the convertible security is less than the call price (the price of the bond, including any premium related to the conversion feature), the operating company may pay out cash instead of common stock.  When a convertible security is issued by an investment bank, the security is an obligation of, and is convertible through, the investment bank (or a special purpose entity created by the investment bank for such purpose).  The issuer of a convertible security may be important in determining the security’s value.  This is because the holder of a convertible security will have recourse only to the issuer.  A convertible security may be subject to redemption by the issuer, but only after a specified date and upon conditions established at the time of issue.

Exchangeable securities often are issued by a company divesting a holding in another company.  The primary difference between an exchangeable security and a traditional convertible security is the issuing company is different from the company that is the issuer of the underlying equity security into which the exchangeable security may be converted.

Corporate Bonds.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Corporate Reorganizations affecting securities held by the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund.  If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger promptly and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages. If two portfolio companies in the same benchmark merge, the Fund will keep the resulting company in the portfolio in accordance with the combined weighting of the 2 companies prior to the merger.

Custodial Receipts and Trust Certificates.  The Funds may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government Securities, municipal securities or other types of securities in which the Funds may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities law purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, the Funds will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Funds may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate the Funds would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Funds could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Funds may be subject to delays, expenses and risks that are greater than those that would have been involved if the Funds had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.  At times, custodial receipts and trust certificates may be considered illiquid securities.

Depositary Receipts. American Depositary Receipts (“ADRs”) typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Generally, depositary receipts in registered form are intended for use in the U.S. securities markets, while depositary receipts in bearer form are intended for use in securities markets outside the U.S. Depositary receipts may or may not be denominated in the same currency as the underlying securities which they represent.

Depositary receipts may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and un-sponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program.  To the extent a Fund invests in depositary receipts of an un-sponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis.

Depositary receipts involve many of the same risks as direct investments in foreign securities, described herein.

Diversification.  Certain of the Funds are diversified companies, as such term is defined under the 1940 Act.  A Fund that is a diversified company under the 1940 Act will have at least 75% of the value of its total assets represented by the following:

•	Cash and cash items (including receivables);
•	Government securities;
•	Securities of other investment companies; and
•	Other securities limited in respect to any one issuer to not more than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer.

These percentage limitations are measured at the time that a Fund acquires a security, and a Fund will not lose its diversification status if the Fund’s holdings exceed these percentages because of post-acquisition changes in security prices.

Equity Linked Derivatives.  Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts (“SPDRs”), World Equity Benchmark Series (“WEBs”), NASDAQ 100 tracking shares (“QQQs”), Dow Jones Industrial Average Instruments (“DIAMONDS”) and Optimized Portfolios As Listed Securities (“OPALS”). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See “Investment Companies” herein.

Equity Swaps.  Equity swap contracts offer an opportunity to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable.  The counterparty to an equity swap contract typically will be a bank, investment banking firm or broker-dealer.  The counterparty generally will agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in specified equity securities, plus the dividends that would have been received on those equity securities.  The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such equity securities.  Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the equity securities less the interest paid by the Fund on the notional amount.

A Fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.  Payments may be made at the conclusion of an equity swap contract or periodically during its term.  Equity swaps do not involve the delivery of securities or other underlying assets.  Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that are contractually obligated to be made.  If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.  The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund’s custodian (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).  Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the Fund will not treat them as being subject to the Fund’s borrowing or senior security restrictions.

Event-Linked Bonds.  A Fund may invest in event-linked bonds, which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon.  They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities.  If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond.  If no trigger event occurs, the Fund will recover its principal plus interest.  For some event-linked bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses.  Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred.  An extension of maturity may increase volatility.  Event-linked bonds also may expose a Fund to certain unanticipated risks including issuer (credit) risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.  Event-linked bonds may also be subject to liquidity risks.

Event-linked bonds are a relatively new type of financial instrument.  As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop.  Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so.  Event-linked bonds are typically rated, and a Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.

Fixed-Income Securities.  A Fund may invest in fixed-income securities of companies that meet the investment criteria for the Fund.  In general, fixed income securities represent a loan on money by the purchaser to the issuer.  A fixed income security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain period of time or at a specified date, called “maturity.”  The security issuer typically must meet its obligations associated with its outstanding fixed income securities before it may declare or pay any dividend to holders of its equity securities, and may also be obliged under the terms of its fixed income securities to maintain certain measures of financial condition.  Bonds, notes and commercial paper are typical types of fixed income securities, differing in the length of the issuer’s repayment schedule.

The price of fixed-income securities fluctuates with changes in interest rates and in response to changes in the financial condition of the issuer.  The value of fixed income securities generally rises when interest rates fall, and fall when interest rates rise.  Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes.

Adjustable and Floating Rate Obligations.  A Fund may purchase adjustable or floating rate obligations, including floating rate demand notes and bonds.  The Fund may invest in adjustable or floating rate obligations whose interest rates are adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security’s interest rate is tied.  The Fund also may purchase adjustable or floating rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days’ notice.  See also the discussion of “Variable Rate Securities” below.

Foreign Currency Transactions.  A Fund that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see “Futures, Options, and Derivative Instruments” in the Additional Risk Considerations section herein), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts.  A Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities.  A Fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency.  Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.  Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Fund might be expected to enter into such contracts under the following circumstances:

Lock In.  When a Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

Cross Hedge.  If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.

Direct Hedge.  If a Fund wants to a eliminate substantially all of the risk of owning a particular currency, or if the Sub-Adviser expects that a Fund may benefit from price appreciation in a security denominated in a particular foreign currency but does not wish to maintain exposure to that currency, it may employ a direct hedge back into the U.S. dollar.  In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract.  The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the security.

Proxy Hedge.  A Fund might choose to use a “proxy” hedge, which may be less costly than a direct hedge.  In this case, a Fund, having purchased a security denominated in a foreign currency, will sell a currency whose value is expected to be closely linked to the currency in which the security is denominated.  Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding.  This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

Foreign Securities. A Fund may invest in foreign securities.  Investors should realize that investing in foreign securities involves certain special considerations that typically are not associated with investing in U.S. securities.  These include non-U.S. dollar-denominated securities traded principally outside the U.S. and U.S. dollar-denominated securities traded in the U.S. (such as ADRs).  Such investments increase a Fund’s diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value).  In addition, foreign securities purchased by the Fund may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees.  Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

Currency Risk. The value of the Fund’s foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States’ economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds’ investments.

Regulatory Risk. Foreign companies are not registered with the U.S. Securities and Exchange Commission (“SEC”) and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds’ shareholders.

Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

Risk of Developing (Emerging Market) Countries. The JNL/AIM Global Real Estate Fund may invest up to 20% and the JNL/AIM International Growth Fund may invest, without limit, but does not intend to invest more than 20% of its total assets, in securities of companies located in developing countries.  JNL/PIMCO Real Return Fund may invest up to 10% of its total assets in assets in securities and instruments that are economically tied to emerging market countries.  JNL/PIMCO Total Return Bond Fund may invest up to 15% of its total assets in assets in securities and instruments that are economically tied to emerging market countries.  Other funds that may invest in securities of companies located in foreign markets, including developing countries or emerging markets are the: JNL/Capital Guardian Global Balanced Fund; JNL/Capital Guardian Global Diversified Research Fund; JNL/Credit Suisse Commodity Securities Fund; JNL/Franklin Templeton Income Fund; JNL/Goldman Sachs Core Plus Bond Fund; JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/M&G Global Basics Fund; JNL/Oppenheimer Global Growth Fund; JNL/PAM Asia ex-Japan Fund; JNL/PAM China-India Fund; JNL/PPM America High Yield Bond Fund; and the JNL/T. Rowe Price Established Growth Fund.  Developing countries are generally those countries which are not included in the MSCI World Index. Each Fund considers various factors when determining whether a company is in a developing country, including whether: (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

Futures and Options.  Futures contracts are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price.  Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future.  A Fund may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets.  A Fund may purchase or sell call and put options on securities, financial indices, and foreign currencies, and may invest in futures contracts on foreign currencies and financial indices, including interest rates or an index of U.S. government securities, foreign government securities or equity or fixed-income securities. A Fund may buy or sell “regulated” futures contracts that are traded on U.S. exchanges, as well as standardized futures contracts that are traded on foreign exchanges or boards of trade, or non-standardized instruments traded in U.S. or foreign over-the-counter or inter-dealer markets.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a Fund’s total return; and the potential loss from the use of futures can exceed the Fund’s initial investment in such contracts.  These instruments may also be used for non-hedging purposes such as increasing a Fund’s income.

The Fund’s use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool.  Jackson National Asset Management, LLCSM (“JNAM” or the “Adviser”) and, to the extent individually applicable to them, the Sub-Advisers have claimed an exclusion from the definition of the term “commodity pool operator” and the Funds’ have claimed an exclusion from the definition of the term under the Commodity Exchange Act and, therefore, they are not subject to registration or regulation as commodity pool advisers or commodity pool operators under that Act.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or securities in a segregated account (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).

High-Yield Bonds.  A Fund may invest its assets in fixed-income securities offering high current income that are in the lower-rated categories of recognized rating agencies or, if not rated, considered to be of comparable quality.  Investments in lower-rated fixed income securities involve greater risk than investments in higher-rated (“investment grade”) securities.  High-yield bonds are commonly referred to as “junk bonds.”

High-yield securities frequently are issued by corporations in the growth stage of their development.  They may also be issued in connection with a corporate reorganization or a corporate takeover.  Companies that issue such high-yielding securities often are highly leveraged and may not have available to them more traditional methods of financing.  Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities.  For example, during an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress.  During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations.  The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing.  Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based upon fundamental analysis, may also depress the price for such securities.  The risk of loss from default by the issuer is significantly greater for the holders of high-yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The analysis of the creditworthiness of issuers of lower-rated fixed income securities may be more complex and uncertain than for issuers of higher-rated securities, and the use of credit ratings as the sole method of evaluating high yield securities can involve certain risks.  For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities.  Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.  A Fund may not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality.  If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Fund deems it in the best interest of shareholders.

Hybrid Instruments.  A Fund may purchase hybrid instruments, which combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument.  Often these hybrid instruments are indexed to the price of a commodity, a particular currency, or a domestic or foreign debt or equity securities index.  Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Illiquid Securities. A Fund may hold illiquid investments.  Illiquid investments are generally investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the price at which they are valued.  Illiquid investments generally include: repurchase agreements not terminable within seven days; securities for which market quotations are not readily available; restricted securities (securities that cannot be offered for sale to the public without first being registered under the Securities Act of 1933, as amended (“1933 Act”)) not determined to be liquid in accord with guidelines established by the Trust’s Board of Trustees; over-the-counter (“OTC”) options and derivative instruments, and, in certain instances, their underlying collateral.  See the description of the Funds’ investment restrictions herein for more information about the Funds’ policies with respect to investments in illiquid securities.

Reduced liquidity in the secondary market for illiquid securities may make it difficult or impossible for the Funds to obtain market quotations based on actual transactions for purposes of valuing the Funds’ shares.

Each Fund may invest up to 15% (10% in the case of the JNL/Select Money Market Fund and the JNL/Oppenheimer Global Growth Fund) of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

Inflation-Indexed Bonds.  A Fund may purchase inflation-indexed bonds.  Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.  Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time.  The interest rate on these bonds is fixed at issuance, but over the life of the bond the interest may be paid on an increasing principal value, which has been adjusted for inflation.

Inflation-indexed securities issued by the U.S. Treasury (typically referred to as “TIPS”) have maturities of five (5), ten (10), and thirty (30) years, although it is anticipated that securities with other maturities may be issued in the future.  The securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.  However, the current market value of the bonds is not guaranteed, and will fluctuate.  The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

The periodic adjustment of U.S. inflation-index bonds is tied to the Consumer Price Index (“CPI”), which is calculated monthly by the U.S. Bureau of Labor Statistics.  The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.  Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.  There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.  Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Initial Public Offerings (“IPOs”).  The Funds may purchase securities in initial public offerings (IPOs).  These securities are subject to many of the same risks as investing in companies with smaller market capitalizations.  Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.  The prices of securities sold in IPOs may be highly volatile.  At any particular time, or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund.  In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs.  Similarly, as the number of Funds which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease.  The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so.  In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Installment Receipts.  Installment receipts are viewed as new issues of stock sold with the obligation that buyers will pay the issue price in a series of installment payments instead of one lump sum payment. The buyer usually pays a deposit upon settlement, normally one-half the issue price of the shares, with the balance to be paid in one year.

Investment Companies.   A Fund may invest in other investment companies, including other Funds of the Trust, to the extent permitted under the 1940 Act, including unaffiliated money market funds.  A Fund may invest cash balances in shares of investment companies, including other Funds of the Trust, which are money market funds managed by the Trust’s investment adviser or its affiliates.  As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

A Fund may also invest, without limitation, in affiliated and unaffiliated money market funds in accordance with Rule 12d1-1 under the 1940 Act (see “Cash Position”).

The JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, and JNL/T. Rowe Price Value Fund may also invest in shares of the T. Rowe Price Institutional Floating Rate Fund (“TRP Floating Rate Fund”), consistent with each Fund’s investment objective and policies.  The TRP Floating Rate Fund is a series of TRP Institutional Income Funds, Inc., registered as an investment company under the 1940 Act.  The investment objective of the TRP Floating Rate Fund is high current income and secondarily, capital appreciation.  The TRP Floating Rate Fund invests at least 80% of its net assets in floating rate loans and other floating rate debt instruments.  In order to prevent the Funds from paying duplicate management fees, the value of shares of the TRP Floating Rate Fund held in a Fund’s portfolio will be excluded from the Fund’s total assets in calculating the sub-advisory fees payable to T. Rowe Price.

Listed Private Equity Companies.  In addition to the risks associated with the Fund’s direct investments in “Listed Private Equity Companies” (“LPEs”), the Fund is also subject to the risks, which affect the underlying companies owned by the LPEs.  As a result, LPEs are subject various additional risks, depending on their underlying investments, which could include, but are not limited to, management risk, small company risk, additional liquidity risk, valuation risk, sector risks, non-U.S. security risk, currency risk, credit risk, managed portfolio risk, and derivatives risk.

There are inherent risks in investing in LPEs, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to the underlying companies.  Most of the underlying companies are privately – held companies.  Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision when investing in LPEs.

LPEs may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings.  A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

Investments in LPEs may also cause the Fund(s) to indirectly incur higher expenses.  In certain instances, a LPE will be considered an investment company.  In such instances, the applicable expenses of the LPE are considered as part of the acquired fund fee disclosure in the expense table.

Mortgage-Backed Securities.  A Fund may invest in mortgage-backed securities.  Mortgage-backed securities are securities representing an interest in a pool of mortgages.  The mortgages may be of a variety of types, including adjustable rate, conventional 30-year, fixed-rate, graduated payment, and 15-year.  The mortgages underlying the securities may also reflect credit quality differences (e.g. sub-prime mortgages).  Principal and interest payments made on the mortgages in the underlying mortgage pool of a mortgage-backed security held by a Fund are passed through to the Fund.  This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities’ weighted average life and may raise or lower their total return.  (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund.  This principal is returned to the Fund at par.  As a result, if a mortgage security were trading at a discount, its total return would be increased by prepayments. Conversely, if a mortgage security is trading at a premium, its total return would be decreased by prepayments.).  The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the issuer.  In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.  In the case of privately-issued mortgage-related and asset-backed securities, the Funds take the position that such instruments do not represent interests in any particular industry or group of industries.

Mortgage Dollar Rolls and U.S. Treasury Rolls. A Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.  During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which the Fund maintains an offsetting cash or cash equivalent position which matures on or before the forward repurchase settlement date of the dollar roll transaction.  At the time a Fund enters into a “covered roll,” it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. government securities or other liquid assets equal in value to its repurchase obligation and, accordingly, such dollar rolls will not be considered borrowings (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).  Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.  In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

In a U.S. Treasury roll, a Fund sells U.S. Treasury securities and buys back “when issued” U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the “when issued” U.S. Treasury security.  A Fund might enter into this type of transaction to (i) incrementally adjust the average maturity of its portfolio (which otherwise would constantly decrease with the passage of time), or (ii) increase the interest yield on its portfolio by extending the average maturity of the portfolio.  During the period before the settlement date of a U.S. Treasury roll, the Fund continues to earn interest on the securities it is selling, but does not earn interest on the securities it is purchasing until after the settlement date.  A Fund could suffer an opportunity loss if the counter-party to the roll transaction failed to perform its obligations on the settlement date, and if market conditions changed adversely between the date of the transaction and the date of settlement.  However, to minimize this risk, the Funds intend to enter into U.S. Treasury roll transactions only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

Municipal Bonds. A Fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities, including Build America Bonds. Build America Bonds are tax credit bonds created by the American Recovery and Reinvestment Act of 2009 (the “Recovery Act”), which authorizes state and local governments to issue Build America Bonds as taxable bonds in 2009 and 2010, without volume limitations, to finance any capital expenditures for which such issuers could otherwise issue traditional tax-exempt bonds. State and local governments may receive a direct federal subsidy payment for a portion of their borrowing costs on Build America Bonds equal to 35% of the total coupon interest paid to investors. The state or local government issuer can elect to either take the federal subsidy or pass the 35% tax credit along to bondholders. The Fund’s investments in Build America Bonds will result in taxable income and the Fund may elect to pass through to shareholders the corresponding tax credits. The tax credits can generally be used to offset federal income taxes and the alternative minimum tax, but such credits are generally not refundable. Build America Bonds involve similar risks as Municipal Bonds, including credit and market risk. In particular, should a Build America Bond’s issuer fail to continue to meet the applicable requirements imposed on the bonds as provided by the Recovery Act, it is possible that such issuer may not receive federal cash subsidy payments, impairing the issuer’s ability to make scheduled interest payments.  They are intended to assist state and local governments in financing capital projects at lower borrowing costs and are likely to attract a broader group of investors than tax-exempt Municipal Bonds. For example, taxable funds, including the Total Return Fund, may choose to invest in Build America Bonds. Although Build America Bonds are only authorized for 2009 and 2010, the program may result in reduced issuance of tax-exempt Municipal Bonds.

Participations and Assignments.  A Fund may invest in fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions (“Lenders”).  A Fund may invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”).  Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the borrower.  A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower.  In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation.  As a result, a Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.  In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.  A Fund will acquire Participations only if the Lender interpositioned between a Fund and the borrower is determined by the Sub-Adviser to be creditworthy.  When a Fund purchases Assignments from Lenders, a Fund will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

The JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund may also invest in Loans through the T. Rowe Price Institutional Floating Rate Fund.

A Fund may have difficulty disposing of Assignments and Participations, because the market for certain instruments may not be highly liquid, such instruments may be resold only to a limited number of institutional investors.  The lack of a highly liquid secondary market for certain Assignments and Participations may have an adverse impact on the value of such instruments and may have an adverse impact on a Fund’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower, or a change in market conditions.  The Funds currently treat investments in Participations and Assignments as liquid securities, however, certain Assignments and Participations may be illiquid characteristics, and may be reviewed for liquidity by the Funds’ “Pricing Committee,” as well as, the Sub-Advisers.

Passive Foreign Investment Companies. A Fund may purchase the securities of passive foreign investment companies.  A passive foreign investment company, in general, is a foreign corporation of which either at least 75% of its income is passive or an average of at least 50% of its assets produce, or are held for the production of, passive income.  In addition to bearing their proportionate share of the Trust’s annual operating expenses, shareholders will also indirectly bear similar expenses of such investment companies.

Portfolio Turnover.  A Fund may engage in short-term transactions if such transactions further its investment objective.  A Fund may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials in bond yields or otherwise purchase individual securities in anticipation of relatively short-term price gains.  The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities.  Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests.  Increased portfolio turnover necessarily results in correspondingly higher costs including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Private Placements.  A Fund may invest in “Private Placements,” which are securities exempt from registration under the Securities Act of 1933, as amended, and state securities laws.  Private Placements are typically offered to institutional investors, such as the Funds, and are used by the companies offering such securities to raise capital.  Private Placements may be debt or equity securities.  There is generally no secondary market for Private Placement securities, and as such, Private Placements are generally treated as illiquid securities and subject to limitations on investments in illiquid securities (see “Illiquid Securities” herein).  Many companies issuing Private Placements are unseasoned companies and Private Placements involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited financial resources.  There is no guarantee that securities issued through Private Placements will retain their value, and a Fund could lose money investing in such securities.

Real Estate Investment Trusts (“REITs”). REITs are pooled investment vehicles whose assets consist primarily of interests in real estate and real estate loans. The REITs in which a Fund may invest include equity REITs, which own real estate properties and realize income from rents and gain or loss from the sale of real estate interests, and mortgage REITs, which make construction, development and long-term mortgage loans and realize income from interest payments on loans.  The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended.  The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow.  The risks associated with REITs include defaults by borrowers, heavy cash flow dependency, self-liquidation, failure to qualify as a “pass-through” entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified.  REITs (especially mortgage REITs) are subject to interest rate risk.

Repurchase Agreements and Reverse Repurchase Agreements.  A Fund may invest in repurchase or reverse repurchase agreements.  A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller (generally by a bank or broker-dealer) to repurchase that security from the Fund at a specified price and date or upon demand.  This technique offers a method of earning income on idle cash.  A repurchase agreement may be considered a loan collateralized by the underlying security, which typically is a U.S. Treasury bill or note, or other highly liquid short-term security.  A Fund will only enter into repurchase agreements that are fully collateralized.  For a repurchase agreement to be considered fully collateralized, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System.

The Fund may invest in open repurchase agreements which vary from the typical agreement in the following respects:  (1) the agreement has no set maturity, but instead matures upon 24 hours’ notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement.  In addition, a Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price.  Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.

Rule 144A Securities and Section 4(2) Paper. Rule 144A securities and Section 4(2) Paper are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under and Section 4(2) of the 1933 Act and state securities laws. Rule 144A and Section 4(2) permit certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act.  The Sub-Advisers, under the supervision of the Board and in accordance with guidelines approved by the Board, will consider whether securities purchased under Rule 144A and/or Section 4(2) are illiquid and thus subject to the Funds’ restriction on investment in illiquid securities. Determination of whether a Rule 144A or Section 4(2) security is liquid or not is a question of fact.  In making this determination the Sub-Advisers may consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A or Section 4(2) security. In addition, the Sub-Advisers may also consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The Sub-Advisers will also monitor the liquidity of Rule 144A and Section 4(2) securities and, if as a result of changed conditions, the Sub-Advisers determines that a Rule 144A or Section 4(2) security is no longer liquid, the Sub-Advisers will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A or Section 4(2) securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Securities Lending.  The Fund’s Board of Trustees has approved each Fund’s participation in a securities lending program.  Under the securities lending program, the Funds have retained JPMorgan Chase Bank, N.A. to serve as the securities lending agent.  JPMorgan Chase Bank, N.A. is an affiliate of the Sub-Adviser to certain Funds (J.P. Morgan Investment Management Inc.) and serves as the Funds’ custodian.  A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned.  The Funds’ Board of Trustees will periodically review information on the Funds’ securities lending program.

Lending portfolio securities enables a Fund to earn additional income, but could result in a loss or delay in recovering these securities.  The borrower of a Fund’s portfolio securities must deposit acceptable collateral with the Fund’s custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends.  Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines.

A Fund may reinvest any cash collateral in money market investments or other investments subject to guidelines approved by the Adviser and the Board of Trustees.  The cash collateral investments are not guaranteed, and may lose money.  A Fund retains authority to terminate any of its loans at any time.  A Fund may terminate a loan and regain record ownership of loaned securities to exercise ownership rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund’s interest.

In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while a Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

The net securities lending revenue is shared by the lending agent and the Funds.  The Funds retain 100% of their portion.  The securities lending revenue “split” between the Funds and the lending agent was determined based on the Adviser’s review of competitive industry information. The Adviser and the Funds’ Board will periodically review the “split” between the lending agent and the Funds.

Short Sales.  A Fund may sell securities short.  A short sale is the sale of a security the Fund does not own.  If a Fund sells a security short, it must borrow from a broker-dealer or other lender that security to deliver to the purchaser in the short sale.  A short sale is “against the box” if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.  To the extent that a Fund engages in short sales that are not “against the box,” it must maintain asset coverage in the form of assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees, in a segregated account, or otherwise cover its position in a permissible manner.  If the value of the security sold short goes up, the Fund will have to buy it back at that higher price resulting in a loss to the Fund, to make good on the borrowing.

A Fund is permitted and intends from time to time to effect short sales that are not “against the box.”  In a short sale that is not “against the box,” the Fund does not own the security borrowed.  To secure its obligation to deliver to such broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities equal to the difference between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale (including the proceeds of the short sale).  The Fund must also have access to the securities sold short.  As a result of these requirements, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or liquid securities.

The amounts deposited with the broker or segregated, as described above, do not have the effect of limiting the amount of money that the Funds may lose on a short sale.  In a short sale that is not “against the box”, a Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

In a short sale that is not “against the box”, a Fund will realize a gain if the price of a security declines between the date of the short sale and the date on which a Fund replaces the borrowed security.  On the other hand, a Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that a Fund may be required to pay in connection with a short sale.  It should be noted that possible losses from short sales that are not “against the box” differ from those that could arise from a cash investment in a security in that losses from short sales that are not “against the box” may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of a Fund's investment in the security. For example, if a Fund purchases a $10 security, potential loss is limited to $10; however, if a Fund sells a $10 security short, it may have to purchase the security for return to the broker-dealer when the market value of that security is $50, thereby incurring a loss of $40.

Short sales and short sales “against the box” may afford a Fund an opportunity to earn additional current income to the extent a Fund is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period a Fund’s short positions remain open.  There is no assurance that a Fund will be able to enter into such arrangements.

Short-Term Corporate Debt Securities.  A Fund may invest in short-term corporate debt securities.  These are non-convertible corporate debt securities (e.g., bonds, debentures or notes) which have one year or less remaining to maturity.  Short-term corporate debt securities may have fixed, variable, or floating rates.

Short-Term Funding Agreements.  Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, a Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

A Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by a Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by a Fund only if, at the time of purchase, no more than 15% of the Fund’s net assets will be invested in short-term funding agreements and other illiquid securities.

Standard & Poor’s Depository Receipts (“SPDRs”).  SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust that has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500 Index.  The SPDR Trust is sponsored by a subsidiary of the American Stock Exchange.  SPDRs may be used for several reasons including but not limited to facilitating the handling of cash flows or trading or reducing transaction costs.  The use of SPDRs would introduce additional risk to a Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.  SPDR’s are commonly referred to as Exchange Traded Funds or “ETFs.”

Stripped Mortgage-Backed Securities.  A Fund may purchase stripped mortgage-backed securities, which may be considered derivative mortgage-backed securities. Stripped mortgage-backed securities may be issued by agencies or instrumentalities of the U.S. government or by private entities.  Stripped mortgage-backed securities have greater volatility than other types of mortgage-backed securities.  Stripped mortgage-backed securities are structured with two or more classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  In the most extreme case, one class will receive all of the interest (“IOs,” or “interest-only” securities), while the other class will receive all of the principal (“POs,” or “principal-only” securities).  The yield to maturity of such mortgage-backed securities that are purchased at a substantial discount or premium are extremely sensitive to changes in interest rates as well as to the rate of principal payments (including prepayments) on the related underlying mortgage assets.

As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates.  The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates.

The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or AA or is derived from a full faith and credit obligation of an agency or instrumentality of the U.S. government.  Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

Supranational Agency Securities.  A Fund may invest in securities issued or guaranteed by certain supranational entities, such as the International Development Bank or International Monetary Fund.

Special Situations.  A Fund may invest in “special situations.”  A special situation arises when, in the opinion of the Fund’s investment Sub-Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole.  Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies.  Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies.  Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Swap Agreements. A Fund may enter into interest rate, total return, credit default, indicies (including but not limited to credit default, commercial mortgage-backed securities and other similar indicies), spread-lock, credit-linked notes (with embedded swaps) and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. Each Fund may also enter into options on swap agreements and other types of swaps agreements. These transactions are entered into an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return.  In addition, the Fund may enter into such transactions to manage certain risks and to implement investment strategies in a more efficient manner.  Swap agreements are typically two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.  Forms of swap agreements include interest rate “caps,” under which, in return for premium, one party agrees to make payments to the other to the extent that interest rates rise above a specified rate; interest rate “floors,” under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate; and interest rate “collars,” under which a party sells a “cap” and purchases a “floor” or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum values.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (“net amount”).  A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty may be covered by the segregation of assets (or review of “cover”) determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio.  The Fund may also collateralize the net amounts under a swap agreement by delivering or receiving cash and securities if exposures exceed certain minimum thresholds.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the 1940 Act’s restriction concerning issuance by a Fund of senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective of total return will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Because they are primarily two party contracts and because they may have terms of greater than seven days, swap agreements may be construed to be illiquid.  Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines).  Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986, as amended, may limit the Fund’s ability to use swap agreements.  The swaps market is a relatively new market and is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

For purposes of applying the Funds’ investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by the Funds at market value.  In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, in applying certain of the Funds’ investment policies and restrictions the Fund will generally value the credit default swap at its notional amount but may value the credit default swap at market value for purposes of applying certain of the Funds’ other investment policies and restrictions and for calculating NAVs.  The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

A Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment (premium payment) and recover nothing. However, if an event of default occurs and the counterparty fulfills its payment obligation under the swap agreement, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the Fund (if the seller) must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

Trade claims.  The JNL/Franklin Templeton Small Cap Value Fund and JNL/Franklin Templeton Mutual Shares Fund may buy trade claims from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed. Such trade creditors generally sell their claims in an attempt to improve their balance sheets and reduce uncertainty regarding payments. For buyers, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, have the potential for higher income and capital appreciation should the debt issuer’s financial position improve. Trade claims are generally liquid, as there is a secondary market. An investment in trade claims is speculative and there can be no guarantee that the debt issuer will ever be able to satisfy the obligation. Further, trading in trade claims is not regulated by federal securities laws but primarily by bankruptcy and commercial laws. Because trade claims are unsecured obligations, holders may have a lower priority than secured or preferred creditors. At the present time, however, each Fund intends to limit these investments to no more than 5% of its net assets.

Trust Preferreds.  The JNL/Goldman Sachs Emerging Markets Debt Fund may invest in trust preferred securities. A trust preferred or capital security is a long dated bond (for example 30 years) with preferred features. The preferred features are that payment of interest can be deferred for a specified period without initiating a default event. From a bondholder’s viewpoint, the securities are senior in claim to standard preferred but are junior to other bondholders. From the issuer’s viewpoint, the securities are attractive because their interest is deductible for tax purposes like other types of debt instruments.

Unseasoned Issuers. Investments in the equity securities of companies having less than three (3) years’ continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. Government Obligations.  Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association (“SLMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau (“FFCB”), are supported only by the credit of the instrumentality.  Securities of U.S. Government agencies and instrumentalities may, in certain circumstances, be treated as U.S. Government securities.  The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

There is a risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. Government Securities may be purchased by the Funds, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and equities and on securities guaranteed by the entities is unclear.  No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.  In addition, new accounting standards and future Congressional action may affect the value of FNMA and FHLMC debt.

Variable Rate Securities.  Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations.  The terms of such obligations provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index described in the respective obligations.  The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate.

A Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades.  The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate.  The interest rate on a floater resets periodically, typically every six months.  While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well.  A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by changes in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

A Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed.  An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.  The Funds have adopted a policy under which no Fund will invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

Warrants.  A Fund may invest in warrants.  Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  Warrants constitute options to purchase equity securities at a specific price, and are valid for a specific period of time.  They do not represent ownership of the equity securities, but only the right to buy them.  Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued Securities and Forward Commitment Contracts.  A Fund may purchase securities on a when-issued or delayed delivery basis (“when-issueds”) and may purchase securities on a forward commitment basis (“forwards”).  Any or all of a Fund’s investments in debt securities may be in the form of when-issueds and forwards.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date.  Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but the period may be substantially longer for forwards.  During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund.  The purchase of these securities will result in a loss if their value declines prior to the settlement date.  This could occur, for example, if interest rates increase prior to settlement.  The longer the period between purchase and settlement, the greater the risk.  At the time the Fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value.  The Fund will maintain segregated cash or liquid assets with its custodian bank at least equal in value to its when-issued and forward commitments during the period between the purchase and the settlement (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).  During this period, alternative investment options are not available to the Fund to the extent that it must maintain segregated assets, cash, or liquid assets to cover its purchase of when-issued securities and forward commitment contracts.

A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement).  In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

A Fund may also sell securities on a when-issued or delayed delivery basis.  These transactions involve a commitment by the Fund to sell securities at a pre-determined price or yield, with payment taking place beyond the customary settlement date.

Zero Coupon, Stripped and Pay-in-Kind Bonds.  Unless otherwise stated herein, a Fund may invest up to 10% of its total assets in “zero coupon” bonds or “strips” (the JNL/JPMorgan U.S. Government & Quality Bond Fund may invest up to 20% and the JNL/Goldman Sachs Emerging Markets Debt Fund may invest up to 25% of their total assets in zero coupon bonds or strips and the JNL/PPM America High Yield Bond Fund may invest without limit in zero coupon bonds).  Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value.  Principal and accreted discount (representing interest accrued but not paid) are paid at maturity.  Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds.  A Fund may also purchase “pay-in-kind” bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.

Zero coupon, stripped and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.  The value of zero coupon or stripped securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities of similar quality and with similar maturities.  Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers.

Current federal income tax law requires holders of zero coupon and stripped securities, certain pay-in-kind securities, and certain other securities acquired at a discount, to accrue current interest income with respect to such securities even though no payment of interest is actually received, and a regulated investment company, such as a Fund, may be required to distribute its net income, including the interest income accrued but not actually received, to its shareholders. To avoid income or excise tax, a Fund may be required to distribute income accrued with respect to these discount securities, and may need to dispose of other securities owned to generate cash sufficient to make such distributions. The operation of these tax requirements may make such investments less attractive to investment companies and to taxable investors.

Money Market Fund Investments

The JNL/Select Money Market Fund will comply with Rule 2a-7, (“Rule”) under the 1940 Act, as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule.  The Rule is applicable to any registered investment company, such as the Fund, which holds itself out as a “money market” fund and which seeks to maintain a stable net asset value per share by either the “amortized cost” or “penny rounding” methods of determining net asset value.

Pursuant to the Rule, the Funds’ Board has established procedures that attempt to maintain the NAV at $1.00 per share.  The procedures include monitoring the relationship between amortized cost value per share and value per share based upon available indications of market value for the Funds’ portfolio securities.  The Funds’ Board will decide what, if any, steps should be taken if there is a difference of more than .05 of 1% (or $.005) between the two values.  In the event the Funds’ Board determines that a deviation exists which may result in material dilution or unfair results to investors or existing shareholders, the Funds’ Board may take such corrective action as they regard as necessary and appropriate.

It is the policy of the Fund to seek to maintain a stable net asset value per share of $1.00.  The portfolio investments of the Fund are valued on the basis of their “amortized cost” in accordance with the Rule.  This involves valuing an investment at its cost initially and, thereafter, assuming a constant rate of amortization to maturity of the investment of any discount or premium, regardless of the impact of fluctuating interest rates on the fair market value of the investment during the period in which it is held by the Fund prior to its maturity.  While this method provides certainty in valuation, it may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment in the market.  The Rule imposes certain diversification, quality and maturity requirements for money market funds in order to reduce the risk the Fund’s net asset value per share as determined by the fair market value of the investments held will materially differ from the Fund’s net asset value per share determined on the basis of amortized cost. However, there can be no assurance the Fund will be able to maintain a stable net asset value per share of $1.00.

Pursuant to the Rule, the Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less, a weighted average life of 90 days or less, and may invest only in U.S. dollar-denominated “Eligible Securities” (as that term is defined in the Rule) that have been determined by the Sub-Adviser, pursuant to procedures approved by the Trustees, to present minimal credit risks.  Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by a nationally recognized statistical rating organization (“NRSRO”).  An unrated security may also be an Eligible Security if the Sub-Adviser determines that it is of comparable quality to a rated Eligible Security pursuant to the guidelines approved by the Trustees.  A description of the ratings of some NRSROs appears in the Appendix to this SAI.  Securities in which the Fund invests may be subject to liquidity or credit enhancements.  These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

Under the Rule, the Fund may not invest more than 5% of its assets in the securities of any one issuer, other than the U.S. government, its agencies and instrumentalities.  A “first tier security” is an Eligible Security that has received a short-term rating from the requisite NRSROs in the two (2) highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality.  Government securities are also considered to be first tier securities.  The Fund may not invest in a security that has received, or is deemed comparable in quality to a security highest rating by the requisite number of NRSROs (a “second tier security”) if immediately after the acquisition thereof the Fund would have invested more than (i) one-half of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (ii) three (3) percent of its total assets in second tier securities.

Additional Risk Considerations

Emerging Markets. The risk considerations noted herein under “Foreign Securities” may be particularly relevant in the case of investments in developing countries or emerging markets.  Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative.  These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree.  These heightened risks include:  (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) limitations on daily price changes and the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.  In addition, emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Foreign Securities.  Investments in foreign securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Fund.  Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.  There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers.  Certain markets may require payment for securities before delivery.  A Fund may have limited legal recourse against the issuer in the event of a default on a debt instrument.  Delays may be encountered in settling securities transactions in certain foreign markets and a Fund will incur costs in converting foreign currencies into U.S. dollars.  Bank custody charges are generally higher for foreign securities.  The Funds that invest primarily in foreign securities are particularly susceptible to such risks. Investments in ADRs generally involve the same risks as direct investments in foreign securities, except they do not involve the same direct currency and liquidity risks as direct investments in foreign securities.

The share price of a Fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated.  A Fund’s foreign investments may cause changes in a Fund’s share price that have a low correlation with movement in the U.S. markets.  Because most of the foreign securities in which a Fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the performance of a Fund, depending on the extent of the Fund’s foreign investments.

A Fund may employ certain strategies in order to manage currency exchange rate risks.  For example, a Fund may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency.  A Fund may enter into contracts to sell that foreign currency for U.S. dollars (not exceeding the value of a Fund’s assets denominated in or exposed to that currency) or by participating in options or futures contracts with respect to such currency (position hedge).  A Fund could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars (proxy hedge).  A Fund may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the Sub-Adviser believes there is a reasonable degree of correlation between movements in the two currencies (cross hedge).  A Fund may also enter into a forward contract to sell a currency in which portfolio securities are denominated in exchange for a second currency in order to manage its currency exposure to selected countries.  In addition, when a Fund anticipates purchasing securities denominated in or exposed to a particular currency, the Fund may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency (anticipatory hedge).

These strategies seek to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may impact adversely a Fund’s performance depending on the Sub-Adviser’s ability to correctly predict future exchange rates.  If the Sub-Adviser employs such strategies based on an incorrect prediction of future exchange rates, the Fund’s return may be lower than if such strategies had not be employed at all.

Futures, Options and Other Derivative Instruments. The use of futures, options, forward contracts, and swaps (derivative instruments) exposes a Fund to additional investment risks and transaction costs.  If a Sub-Adviser seeks to protect a Fund against potential adverse movements in portfolio securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, that Fund could be left in a less favorable position than if such strategies had not been used.  Risks inherent in the use of futures, options, forward contracts and swaps include:  (i) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (ii) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the possible absence of a liquid secondary market for any particular instrument at any time; and (v) counterparty risk associated with the ability of the derivative instrument counterparty to meet its obligations under the agreement. Investments in derivative instruments traded on foreign exchanges or in foreign markets also entail the additional risks described above with respect to foreign securities. Foreign derivatives may be standardized contracts traded on a foreign exchange or board of trade, or traded in over-the-counter or inter-dealer markets.

A Fund may purchase and sell both put and call options on fixed income or other securities, swap agreements or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option.  The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.  Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by a specified multiplier for the index option.  (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security.  A straddle will be covered when sufficient cash or liquid assets are segregated to meet the Fund’s immediate obligations.  The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, the Fund also will segregate cash or liquid assets equivalent to the amount, if any, by which the put is “in the money.”

High-Yield/High-Risk Bonds.  Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due.  In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares.  More careful analysis of the financial condition of issuers of lower-rated securities is therefore necessary.  During an economic downturn or a period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer.  Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.  High-yield debt securities are often used to fund highly leveraged corporate acquisitions and restructurings.  In an economic downturn, the use of high yield securities for leveraged transactions could result in defaults, and could affect the price of such securities.  Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions.  Many high-yield bonds do not trade frequently.  When they do trade, their price may be substantially higher or lower than had been expected.  A lack of liquidity also means that judgment may play a bigger role in valuing the securities.  Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

A Fund may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market.  Sovereign debt of foreign governments is generally rated by country, because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly.

High-Yield Foreign Sovereign Debt Securities.  Investing in fixed and floating rate high-yield foreign sovereign debt securities will expose the Fund investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. (See “Foreign Securities.”)  The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment.  Many of these countries are also characterized by political uncertainty or instability.  Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government’s policy towards the International Monetary Fund, the World Bank and other international agencies.

Hybrid Instruments. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity.  Reference is made to the discussion of futures, options, and forward contracts herein for a discussion of these risks.  Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time.  Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates.  Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss.  In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter or in a private transaction between the Fund and the seller of the hybrid instrument, the creditworthiness of the counter-party to the transaction would be an additional risk factor that the Fund must consider.  Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission (“CTFC”), which generally regulates the trading of commodity futures on U.S. exchanges, and certain CFTC collateral (margin) requirements.  The SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority may also regulate the sale of certain hybrid instruments.

Recent Market Events.  Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally.  While entire markets have been affected, issuers that have exposure to the real estate, mortgage and credit markets have been particularly vulnerable.  These events and the potential for continuing market turbulence may have an adverse effect on the Funds’ investments.

The recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and, in some cases, a lack of liquidity.  Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable.  Such legislation or regulation could limit or preclude a Fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.

IV.  CERTAIN INVESTMENT STRATEGIES AND RISKS
APPLICABLE TO THE FEEDER FUNDS

The investment objective and principal investment strategies for each Feeder Fund, and its corresponding Master Fund, are discussed in the Feeder Funds’ prospectuses.  A further description of certain investment strategies used by the Master Funds is set forth below.  Because each Feeder Fund does not invest directly in securities but rather invests directly in its corresponding Master Fund, each Feeder Fund is subject to the risks described below indirectly through its investment in the Master Fund, which invests directly in securities.  Note, however, that in the event that the Board determines that it is in the best interests of a Feeder Fund to withdraw its entire investment in a Master Fund and instead allow JNAM to direct the investment/reinvestment of the Feeder Fund’s assets directly in securities, then the Feeder Fund would directly utilize the following investment instruments and techniques and would be subject to the related risks, as applicable. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

Certain descriptions in the prospectuses of the Feeder Funds and in this SAI of a particular investment practice or technique in which the Master Funds may engage or a financial instrument which the Master Funds may purchase are meant to describe the spectrum of investments that the Master Fund’s adviser, in its discretion, might, but is not required to, use in managing a Master Fund’s portfolio assets in accordance with the Master Fund’s investment objective, policies, and restrictions. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

New Fund Risks. Although the Master Funds have been in existence and thus have an operating history, the Feeder Funds are new funds, with limited operating history, which may result in additional risk.  There can be no assurance that each Feeder Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate or otherwise alter a Feeder Fund.  While shareholder interests will be the paramount consideration, the timing of any action may not be favorable to certain individual shareholders.

Equity Securities. The Master Funds (except Master Global Bond Fund) are eligible to invest in equity securities.

Equity securities represent an ownership position in a company. Equity securities held by the Master Funds typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the Master Funds’ ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the Master Funds may involve large price swings and potential for loss.

Debt Securities. The Master Funds (except for Blue Chip Income and Growth Fund) may invest in debt securities.  The Master Global Bond Fund invests in debt securities as part of its principal investment strategy as described in the Prospectus.  The Master Global Small Capitalization Fund may invest up to 10% of its assets, and the Master International Fund may invest up to 5% of its assets, in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below by Moody’s and BBB+ or below by S&P or in unrated securities that are determined to be of equivalent quality.

Debt securities are used by issuers to borrow money.  Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity.  Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity.  The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity.  In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Certain of the Master Funds may invest in lower rated debt securities.  The Master Global Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below by Moody’s and BB+ or below by S&P or unrated but determined to be of equivalent quality. The Master New World Fund may invest up to 25% of its assets, and the Master Growth-Income Fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below by Moody’s and BB+ or below by S&P or unrated but determined to be of equivalent quality.  Lower rated debt securities, rated Ba1 or below by Moody’s and/or BB+ or below by S&P or unrated but determined by CRMC to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.  Investment grade bonds rated A or Baa by Moody’s and A or BBB by S&P may be more susceptible to changes in circumstances or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

-      Sensitivity to Interest Rate and Economic Changes - Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

-      Payment Expectations - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the Master Funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the Master Funds may incur losses or expenses in seeking recovery of amounts owed to them.

-      Liquidity and Valuation - There may be little trading in the secondary market for particular debt securities, which may affect adversely the Master Funds’ ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

CRMC attempts to reduce the risks described above through diversification of the Master Funds’ portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See Appendix A for more information about credit ratings.

Securities With Equity And Debt Characteristics. The Master Funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which are securities which generally have both debt and equity characteristics, such as a convertible bond that has features of an ordinary bond but may be influenced by the price of the stock into which it is convertible. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing in Smaller Capitalization Stocks. Master Global Small Capitalization Fund, Master International Fund, Master New World Fund, and Master Growth-Income Fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase).  CRMC believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities.  However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets, or financial resources, may be dependent on one or a few key persons for management , and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Master Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The Master Funds determine relative market capitalizations using U.S. standards. Accordingly, the Master Funds’ investments in certain countries outside the United States may have larger capitalizations relative to other companies within those countries.

Investing in Private Companies. Master Global Small Capitalization Fund, Master International Fund, Master New World Fund, Master Growth-Income Fund, and Master Global Bond Fund may invest in companies that have not publicly offered their securities. The Master Blue Chip Income and Growth Fund will not invest in private placements of stock of companies. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the Master Funds from selling their company shares for a period of time following the public offering. Investments in private companies can offer the Master Funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing Outside the U.S. The Master Funds may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. In determining the domicile of an issuer, CRMC will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of CRMC, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, CRMC generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the Master Funds’ investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the Master Funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Certain risk factors related to developing countries are discussed below:

-      Currency Fluctuations - Certain Master Funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the Master Funds’ securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the Master Funds can engage in certain currency transactions to hedge against currency fluctuations. See “Currency Transactions” below.

-      Government Regulation - The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the Master Funds will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the Master Funds’ investment. If this happened, the Master Funds’ response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the Master Funds’ liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the Master Funds because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the Master Funds’ investments.

-      Less Developed Securities Markets - Developing countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

-      Settlement Risks - Settlement systems in developing countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the Master Funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the Master Funds to suffer a loss. The Master Funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the Master Funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the Master Funds.

-      Investor Information - The Master Funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, CRMC will seek alternative sources of information, and to the extent CRMC is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the Master Funds will not invest in such market or security.

-      Taxation - Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Master Funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

-      Litigation - The Master Funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

-      Fraudulent Securities - Securities purchased by the Master Funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the Master Funds.

Currency Transactions.  Master Global Small Capitalization Fund, Master International Fund, Master New World Fund, and Master Global Bond Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. Master Blue Chip Income and Growth Fund and Master Growth-Income Fund do not currently intend to engage in any such transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For all funds except Master Global Bond Fund forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. Master Global Bond Fund may also enter into foreign currency contracts not involving the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The Master Funds will not generally attempt to protect against all potential changes in exchange rates. The Master Funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the SEC.

Master Global Bond Fund may use forward currency contracts to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Master Global Bond Fund may also enter into exchange-traded futures contracts relating to foreign currencies in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date. In connection with these futures transactions, the Master Funds have filed a notice of eligibility with the Commodity Futures Trading Commission (“CFTC”) that exempts the Master Funds from CFTC registration as a “commodity pool operator” as defined under the Commodity Exchange Act. Pursuant to this notice, these Master Funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than “hedging” (as defined by CFTC rules) up to 5% of a Master Fund’s net assets.

Master Global Bond Fund may attempt to accomplish objectives similar to those involved in its use of currency contracts by purchasing put or call options on currencies. A put option gives a Master Fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a Master Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A Master Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency’s value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the Master Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the Master Fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter (“OTC options”). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Master Global Bond Fund will not purchase an OTC option unless CRMC believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Certain provisions of the Internal Revenue Code may limit the extent to which the Master Funds may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the Master Funds.

Forward Commitment, When Issued and Delayed Delivery Transactions. The Master Funds may enter into commitments to purchase or sell securities at a future date. When a Master Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the Master Fund could miss a favorable price or yield opportunity, or could experience a loss.

The Master Funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a Master Fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the Master Fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the Master Fund’s portfolio securities decline while the Master Fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The Master Funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the Master Funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the Master Funds may sell such securities.

Master Global Bond Fund may also enter into “roll” transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The Master Funds assume the risk of price and yield fluctuations during the time of the commitment. The Master Funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.

Repurchase Agreements. The Master Funds may enter into repurchase agreements under which the Master Funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price.  Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased.  Repurchase agreements permit the Master Funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Master Funds’ custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by CRMC. The Master Funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by CRMC. If the seller under the repurchase agreement defaults, the Master Funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Master Funds may be delayed or limited.

Obligations backed by the “full faith and credit” of the U.S. Government. U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

-      U.S. Treasury Securities - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

-      Federal Agency Securities - The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (“FEB”), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other Federal Agency Obligations.  Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.  Government support for short-term debt instruments - Various agencies and instrumentalities of the U.S. government and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities. Following is a brief summary of some of these programs (please refer to the applicable entity's website for further information on the specific program). Entities issuing obligations supported by these programs in which the funds invest must be on an approved list that is monitored on a regular basis. The U.S. government or other entities implementing these programs may change the terms or adopt new programs at their discretion.

Temporary Liquidity Guarantee Program - The FDIC will guarantee payment of new senior unsecured debt issued by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies. The guarantee will cover all new senior unsecured debt issued under this program, including commercial paper, issued by these entities on or before December 31, 2009. Entities eligible to participate in this program may also issue debt that is not guaranteed by the FDIC. The guarantee will extend only until December 31, 2012, even if the debt has not then matured.

Commercial Paper Funding Facility (CPFF) - The Federal Reserve Bank of New York will lend money to a special purpose vehicle that will purchase eligible commercial paper from eligible issuers from October 27, 2008 until February 1, 2010. Under the CPFF, eligible issuers are U.S. domiciled issuers of commercial paper (including those with parent companies outside the U.S.) and eligible commercial paper must have a three month maturity, be U.S. dollar denominated and be rated at least A-1/P-1/F1 by two or more nationally recognized rating agencies.

Asset Backed Commercial Paper Money Market Fund Liquidity Facility (AMLF) - The Federal Reserve Bank of Boston will lend money to eligible borrowers, including U.S. depository institutions, bank holding companies and U.S. branches and agencies of banks domiciled outside the United States, in order to fund purchases of eligible asset backed commercial paper from money market funds until February 1, 2010. Under the AMLF, eligible asset backed commercial paper must be issued by a U.S. issuer that was in existence on September 18, 2008, be U.S. dollar denominated, be rated at least A-1, P-1 or F1 by at least two major rating agencies (or in the top rating category if rated by only one agency) and have a maturity that does not exceed 120 days if the borrower is a bank or 270 days for nonbank borrowers.

Government guarantees outside the U.S. - Various governments outside the U.S. have implemented or announced programs under which the government or a government agency will guarantee debt, including commercial paper, of financial institutions in that country.

Pass-Through Securities. The Master Funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

-      Mortgage-Backed Securities - These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates. Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

-      Collateralized Mortgage Obligations (CMOs) - CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

-      Commercial Mortgage-Backed Securities - These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

-      Asset-Backed Securities - These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and Rights.  The Master Funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Inflation-Indexed Bonds. Master Global Bond Fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

Real Estate Investment Trusts. The Master Funds may invest in securities issued by real estate investment trusts (“REITs”), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Cash and Cash Equivalents. The Master Funds may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

“Savings association obligations” include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

“Floating rate obligations” have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). CRMC considers floating rate obligations to be liquid investments because a number of securities dealers make active markets in these securities.

Restricted or Illiquid Securities. The Master Funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the Master Funds or cause them to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Master Funds’ board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The Master Funds may incur certain additional costs in disposing of illiquid securities.

Loan Assignments and Participations. The Master Funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default. CRMC generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Master Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Master Fund is committed to advance additional funds, the Master Fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims).  There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the Master Fund’s only recourse will be against the collateral securing the DIP financing.

CRMC generally chooses not to receive this information. As a result, CRMC may be at a disadvantage compared to other investors that may receive such information.

CRMC’s decision not to receive material, non-public information may also impact CRMC’s ability to assess a borrower’s requests for amendments or waivers to provisions in the loan agreement. However, CRMC may on a case-by-case basis decide to receive such information when it deems prudent. In these situations CRMC may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The Master Funds normally acquire loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the Master Funds purchase assignments they acquire direct contractual rights against the borrower on the loan. The Master Funds acquire the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Master Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the Master Fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the ability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The Master Funds will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Master Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the Master Funds may not directly benefit from any collateral supporting the loan in which they have purchased the participation and the Master Funds will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the Master Funds will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Master Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the Master Funds could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the Master Funds could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Master Funds anticipate that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Reverse Repurchase Agreements. Master Global Bond Fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a Master Fund and its agreement to repurchase the security at a specified time and price. A Master Fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a Master Fund. The use of reverse repurchase agreements by a Master Fund creates leverage which increases the Master Fund’s investment risk. As a Master Fund’s aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a Master Fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a Master Fund’s earnings or net asset value would decline faster than otherwise would be the case.

Loans of Portfolio Securities. Master Global Bond Fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by CRMC. The borrower must maintain with the Master Fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. CRMC will monitor the adequacy of the collateral on a daily basis. A Master Fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The Master Fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. A Master Fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made. The Master Fund does not currently intend to engage in this investment practice over the next 12 months.

V.           INVESTMENT RESTRICTIONS

A.           INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS (EXCEPT FEEDER FUNDS)

THIS SECTION V.A. DESCRIBES INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS EXCEPT THE FEEDER FUNDS.  ACCORDINGLY, ALL REFERENCES TO A “FUND” OR THE “FUNDS” IN THIS SECTION IV.A. DO NOT INCLUDE THE FEEDER FUNDS.  A DESCRIPTION OF INVESTMENT RESTRICTIONS APPLICABLE TO THE FEEDER FUNDS (AND THE MASTER FUNDS) APPEARS IN SECTION V.B., UNDER THE HEADING "INVESTMENT RESTRICTIONS APPLICABLE TO FEEDER FUNDS" BEGINNING ON PAGE 54 OF THIS SAI.

Fundamental Policies.  Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval.  Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the affected Fund) are present or represented by proxy.  Unless otherwise indicated, all restrictions apply at the time of investment.

(1)           Each Fund, except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/PIMCO Real Return Fund, JNL/Red Rocks Private Listed Equity Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Disciplined Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/S&P 4 Fund, JNL/PAM Asia ex-Japan Fund, JNL/PAM China-India Fund, and JNL/Lazard Mid Cap Equity Fund, shall be a “diversified company,” as such term is defined under the 1940 Act.

(2)           No Fund (except for the JNL/AIM Global Real Estate Fund, JNL/Credit Suisse Commodity Securities Fund, JNL/Red Rocks Listed Private Equity Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund and JNL/S&P Disciplined Growth Fund) may invest more than 25% (for the AIM sub-advised Fund, the percentage limitation is a non-fundamental restriction) of the value of their respective assets in any particular industry (other than U.S. government securities and/or foreign sovereign debt securities).  It is important to note that industry classification may be very narrow.  For example, the telecommunications industry is comprised of several services, which are considered separate industries by the Sub-Advisers.  Services can include cellular, long distance, paging and messaging, satellite or data and internet.  As the telecommunications industry continues to expand, there may be more service industries created.  Similarly, within the metals and mining industry, issuers may be classified into several distinct industries that are considered separate industries, including, but not limited to the following: aluminum, diversified metals and mining, gold, precious metals and minerals, steel, copper, and nickel.  As different industries continue to expand, new technologies are created, and companies continue to specialize, there may be more industries created.  Currency positions are not considered to be an investment in a foreign government for industry concentration purposes, but may be considered an investment in a foreign government for other portfolio compliance testing purposes.

The JNL/AIM Global Real Estate Fund will concentrate (as such term may be defined or interpreted under the 1940 Act, the rules thereunder, and governing interpretations) its investments in the securities of domestic and foreign real estate and real estate-related companies. For purposes of this fundamental restriction regarding industry concentration, real estate and real estate-related companies shall consist of companies (i) where at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs that own property, and mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

(3)   No Fund may invest directly in real estate or interests in real estate (except for the JNL/AIM Global Real Estate Fund); however, the Funds may own debt or equity securities issued by companies engaged in those businesses. The JNL/Lazard Emerging Markets Fund may purchase and sell securities that are secured and may invest in interests in or leases relating to oil, gas or other mineral exploration or development programs.

(4)   The JNL/Franklin Templeton Small Cap Value Fund, the JNL/Franklin Templeton Global Growth Fund and the JNL/Franklin Templeton Mutual Shares Fund may not invest in oil, gas or other mineral leases, exploration or development programs, including limited partnership interests.  Debt or equity securities issued by companies engaged in the oil, gas, or real estate businesses are not considered oil or gas interests or real estate for purposes of this restriction.

(5)           No Fund, except the JNL/Ivy Asset Strategy Fund, may purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

(6)           No Fund may lend any security or make any other loan if, as a result, more than 33 1/3% (for the AIM sub-advised Funds, the percentage limitation is a non-fundamental restriction) of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

(7)           No Fund may act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

(8)           No Fund may invest more than 15% of its net assets (10% in the case of the JNL/Select Money Market Fund and the JNL/Oppenheimer Global Growth Fund) in illiquid securities. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the 1933 Act or commercial paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accord with guidelines established by the Board of Trustees.

(9)           No Fund may issue senior securities except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% (33 1/3% for the AIM sub-advised Funds, the JNL/Credit Suisse Commodity Securities Fund, the JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Small Cap Value Fund, JNL/Franklin Templeton Mutual Shares Fund, and JNL/Goldman Sachs Mid Cap Value Fund) of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).  If borrowings exceed 25% of the value of a Fund’s (not applicable to the AIM sub-advised Funds, the JNL/Credit Suisse Commodity Securities Fund, the JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Small Cap Value Fund, JNL/Franklin Templeton Mutual Shares Fund, and the JNL/Goldman Sachs Mid Cap Value Fund) total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation.  This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts, or dollar rolls where segregated.  This policy does not apply to the JNL/Lazard Emerging Markets Fund.

Operating Policies. The Trustees have adopted additional investment restrictions for the Fund.  These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval.  The additional investment restrictions adopted by the Trustees to date include the following:

For each Fund, to the extent applicable:

(a)	The Fund intends to comply with the CFTC regulations and NFA requirements limiting the Fund’s investments in futures and options for non-hedging purposes.

(b)	The Fund of Funds will look through to the investment of the Underlying Funds for purposes of determining diversification requirements.

For JNL/AIM International Growth Fund:

(a)
The Fund will invest in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund’s portfolio managers to have strong fundamentals and/or accelerating earnings growth.

(b)	The Fund will invest in the securities of companies located in at least four countries in the developed markets of Western Europe and the Pacific Basin.

(c)	The Fund will invest no more than 20% of the Fund’s total assets in companies located in developing countries, i.e. those that are in the initial stages of their industrial cycles.

For the JNL/AIM Large Cap Growth Fund and JNL/AIM Small Cap Growth Fund:

(a)	The Fund may not deposit or pledge as collateral, more than 10% of its total assets for short sales (“against the box”) at any one time.

(b)	The Fund may not invest more than 25% of its net assets in foreign securities.

(c)	The Fund may not invest more than 15% of its net assets in illiquid securities.

(d)	The Fund may not invest more than 15% of its net assets in REITs.

(e)
The Funds will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets.  The Funds will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

(f)	The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

(g)
The Funds do not intend to invest more than 5% in futures contracts. Additionally, they currently do not intend to invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

For the JNL/AIM Global Real Estate Fund:

(a)	The Fund will normally invest at least 80% of its assets in securities of real estate and real estate-related companies located in the U.S. and foreign countries.

(b)	The Fund may invest up to 20% of its total assets in securities of companies located in developing countries.

(c)	The Fund may invest up to 10% of its total assets in non-investment grade debt securities (commonly known as “junk bonds”).

(d)	The Fund will normally invest in securities of companies located in at least three different countries, including the United States.

For the JNL/Capital Guardian Global Balanced Fund:

(a)	The Fund will normally invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $750 million at the time of purchase.

(b)	The equity portion of the Fund may invest in equity securities of developing country (emerging market) issuers.

(c)
The Fund will invest principally in marketable fixed-income securities, denominated in currencies from around the world.  The bond portion of the Fund will be invested in one or a combination of the following:

•
Securities rated either Baa3 or better by Moody's Investors Service, Inc. or Fitch or BBB or better by Standard & Poor's Corporation, or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality;

•	Securities issued or guaranteed by a national government, its agencies and instrumentalities (excluding developing countries) or a supranational organization;
•	Cash equivalents and cash; or
•	Currency options or forward currency contracts.

(d)	The fixed-income portion of the Fund may invest in debt securities of developing country (emerging market) issuers.

(e)
The fixed-income portion of the Fund may invest in securities rated lower than those above, or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality.

(f)	Instruments received as a result of corporate actions are permitted. Investments in hybrid securities including Tier 1 or other fixed income securities with equity characteristics are permitted.

(g)	Investments in Credit Default Swaps and Interest Rate Swaps are permitted.

For JNL/Capital Guardian Global Diversified Research Fund:

(a)	The Fund will normally invest at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers.

(b)	The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

(c)	The Fund may also invest in equity securities of developing country (emerging market) issuers.

For JNL/Capital Guardian U.S. Growth Equity Fund:

(a)
The Fund will normally invest at least 80% of its assets in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities that are tied economically to the U.S.).

(b)	The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

For JNL/Credit Suisse Commodity Securities Fund:

(a)
The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.

(b)	The Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals.

(c)
The Fund may invest in securities or derivatives that provide exposure to commodities.  These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options.

(d)	The Fund may hold a portion of its portfolio in fixed-income securities.

(e)	The Fund may not invest directly in commodities.

For the JNL/Eagle Core Equity Fund:

(a)	At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, will be invested in U.S. common stocks.

(b)	The Fund may invest up to 20% of its assets in non-investment grade securities.

(c)	The Fund may invest up to 25% of its total assets in foreign securities.

For the JNL/Eagle SmallCap Equity Fund:

(a)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in the equity securities of companies with market capitalizations in the range of companies represented by the Russell 2000® Index.

(b)	The Fund may invest up to 5% of its assets in non-investment grade securities.

For JNL/Franklin Templeton Global Growth Fund:

(a)
The Fund may not invest more than 25% of its net assets in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

(b)	The Fund may not invest in “letter stocks” or securities on which there are sales restrictions under a purchase agreement.

(c)	The Fund may not pledge, mortgage, hypothecate, or otherwise encumber its assets except to secure indebtedness permitted under its borrowing policy.

For the JNL/Franklin Templeton Mutual Shares Fund:

(a)	The Fund may invest up to 35% of its assets in foreign securities.

(b)
The Fund may not invest more than 25% of its net assets in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.)

(c)
The Fund may not purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (a) more than 5% of the value of the Fund’s total assets would be invested in such issuer, or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.

For the JNL/Franklin Templeton Small Cap Value Fund:

(a)
The Fund may not invest in any company for the purpose of exercising control or management, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment goal and policies as the Fund.

(b)	The Fund may not purchase securities on margin, except that the Fund may make margin payments in connection with futures, options and currency transactions.

(c)	The Fund may invest up to 15% in high yield bonds.

(d)
The Fund may not buy securities of open-end or closed-end investment companies, except that the Fund may: (i) buy securities of open-end or closed-end investment companies in compliance with the 1940 Act; (ii) invest all or substantially all of its assets in another registered investment company having the same investment goal and policies as the Fund; or (iii) invest in shares of one or more money market funds managed by the manager or its affiliates, to the extent permitted by exemptions granted under the 1940 Act.

(e)	The Fund may not invest more that 5% of its assets in securities of issuers with less than 3 years continuous operation, including the operations of any predecessor companies.

(f)
The Fund may not hold or purchase the securities of any issuer if, as a result, in the aggregate, more than 15% of the value of the Fund's net assets would be invested in (i) securities that are not readily marketable or (ii) repurchase agreements maturing in more than seven days.  The Fund may, however, invest in registered investment companies as described in restriction (a) above.

(g)	The Fund may buy trade claims from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed.

For the JNL/Goldman Sachs Core Plus Bond Fund:

(a)	The Fund does not currently intend to invest more than 75% of its assets in non-investment grade securities.

(b)	The Fund may invest up to 20% of its assets in common stock, convertible securities, warrants, preferred stock or other equity securities when consistent with the Fund’s objectives.

(c)
To maintain liquidity, the Fund may invest up to 20% of its assets in high-quality, short-term money market instruments (except that the short-term investment in securities for the forward settlement of trades shall not count for purposes of this policy).

(d)
If at some future date, in the opinion of the Sub-Adviser, adverse conditions prevail in the market for fixed-income securities, the Fund for temporary defensive purposes may invest its assets without limit in high-quality short-term money market instruments.

(e)	The Fund may not make short sales of securities, except short sales against the box.

(f)	The Fund may not invest in companies for the purpose of exercising control.

(g)
The Fund may not invest more than 15% of the Fund’s net assets in illiquid investments including illiquid repurchase agreements with a notice or demand period of more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

(h)	The Fund may not purchase additional securities if the Fund’s borrowings (excluding mortgage dollar rolls) exceed 5% of its net assets.

For the JNL/Goldman Emerging Markets Debt Fund:

(a)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries or in currencies of such emerging countries.

(b)	The Fund may not invest in companies for the purpose of exercising control or management.

(c)	The Fund may not purchase additional securities if the Fund’s borrowings, as permitted by the Fund’s borrowing policy, exceed 5% of its net assets.

(d)	The Fund may not make short sales of securities, except short sales against the box.

For the JNL/Goldman Sachs Mid Cap Value Fund:

(a)	The Fund may not invest in companies for the purpose of exercising control.

(b)
The Fund may not invest more than 15% of the Fund’s net assets in illiquid investments including illiquid repurchase agreements with a notice or demand period of more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

(c)	The Fund may not purchase additional securities if the Fund’s borrowings (excluding mortgage dollar rolls) exceed 5% of its net assets.

(d)	The Fund may make short sales of securities, except short sales against the box.

(e)	The Fund may invest in the aggregate up to 25% of its net assets plus any borrowings (measured at the time of purchase) in foreign securities.

(f)	The Fund may enter into forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates.

(g)
The Fund may invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies but may neither invest more than 5% of its total assets in any one investment company nor acquire more than 3% of the voting securities of any other investment company. The Funds have received exemptive relief from the SEC permitting them to invest up to 25% in an affiliated money market fund.

For JNL/Ivy Asset Strategy Fund:

(a)	The Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

(b)
The Fund may invest up to 35% of the Fund’s total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor’s, a wholly-owned subsidiary of The McGraw Hill Companies, Inc. (“S&P”) or Ba and below by Moody’s Investors Service, Inc. (“Moody’s”) or unrated bonds deemed by the Sub-Adviser to be of comparable quality.

(c)	The Fund will primarily invest in commodities through the purchase and sale of precious metals.

(d)	The Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

For JNL/JPMorgan MidCap Growth Fund:

(a)
The Fund will invest at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

(b)	The Fund may invest in futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets.

(c)	The Fund may invest any portion of its assets in affiliated money market funds, high-quality money market instruments or repurchase agreements.

(d)	The Fund may invest up to 20% of its assets in foreign securities.

For the JNL/JPMorgan International Value Fund:

(a)
The Fund will invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

(b)
The Fund may invest up to 10% of its total assets in shares of investment companies and up to 5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company.  The Funds have received exemptive relief from the SEC permitting them to invest up to 25% in an affiliated money market fund.

For the JNL/JPMorgan U.S. Government & Quality Bond Fund:

(a)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in the following: U.S. Treasury obligations; obligations issued or guaranteed by agencies or instrumentalities of the U.S. government; mortgage-backed securities guaranteed by Ginnie Mae that are supported by the full faith and credit of the U.S. government; mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; and collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed either by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees them or (ii) the full faith and credit of the U.S. government.

(b)
The Fund may invest up to 20% of its assets in U.S. dollar-denominated non-U.S. government securities or debt obligations of corporations, including medium term notes and US dollar issues of foreign corporations (yankees) and US dollar denominated foreign government securities rated AAA, AA, A or BBB by S&P or AAA, AA, A or BAA by Moody's, or if unrated, determined to be of comparable quality.

(c)	The Fund may not invest more than 10% of its total assets in obligations of foreign issuers.

(d)	The Fund may invest up to 20% of its total assets in “zero coupon” bonds or “strips.”

For the JNL/Lazard Mid Cap Equity Fund:

(a)	At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will generally be invested in the equity securities of undervalued medium size companies.

(b)	The Fund may invest up to 15% of its total assets in foreign securities.

For the JNL/Mellon Capital Management European 30 Fund:

(a)
At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in the common stock of 30 companies selected from the MSCI Europe Index.

For the JNL/Mellon Capital Management Pacific Rim 30 Fund:

(a)
At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in the common stock of 30 companies selected from the MSCI Pacific Index.

For the JNL/Mellon Capital Management S&P 500 Index Fund:

(a)	The Fund may hold up to 25% of its value in S&P 500 Index futures contracts.

For the JNL/Mellon Capital Management S&P 400 MidCap Index Fund:

(a)	The Fund may hold up to 25% of its value in S&P 400 Index futures contracts.

For the JNL/Mellon Capital Management Small Cap Index Fund:

(a)	The Fund may hold up to 25% of its value in Russell 2000 Index futures contracts.

For the JNL/Mellon Capital Management International Index Fund:

(a)	The Fund may hold up to 25% of its value in baskets of local futures contracts (DAX, Cac 40, Euro Stoxx, Topix, FTSE, etc.).

For JNL/Mellon Capital Management Global Alpha Fund:

(a)	The Fund normally invests in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.

(b)	The Fund’s investments will be focused among the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.

(c)	The Fund will ordinarily invest in at least three countries.

(d)	The Fund will seek to achieve investment exposure to global equity, bond and currency markets primarily through long and short positions in futures, options and forward contracts.

(e)	The Fund also will invest in fixed-income securities, such as bonds, notes (including structured notes), and money market instruments, to provide exposure to bond markets and for liquidity and income.

For the JNL/Oppenheimer Global Growth Fund:

(a)
Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered “foreign securities” for the purposes of the Fund's investment allocations.

For JNL/PAM Asia ex-Japan Fund:

(a)	The Fund may invest up to 20% of its assets in securities in Japanese and/or non-Asian securities.

(b)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will generally be invested in equity and equity-related securities of companies, which are incorporated, are listed in, or have their area of primary activity, in Asia Pacific ex-Japan.

For JNL/PAM China-India Fund:

(a)	The Fund may invest up to 20% of its assets in securities non-Chinese and/or non-Indian securities.

(b)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will generally be invested in equity and equity-related instruments of corporations, which are incorporated in, or listed in, or operating principally from, or carrying on significant business in, or derive substantial revenue from, or whose subsidiaries, related or associated corporations derive substantial revenue from the People’s Republic of China and India.

For the JNL/PPM America High Yield Bond Fund:

(a)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related instruments.  For purpose of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above.

(b)	The Fund may invest up to 35% of its total assets in the securities of foreign issuers.

(c)	The Fund may invest up to 10% of its total assets in either (i) equipment lease certificates, equipment trust certificates and conditional sales contracts or (ii) limited partnership interests.

(d)	The Fund may invest up to 20% of its total assets in common stock, convertible securities, warrants or other equity securities when consistent with its objective.

(e)
To maintain liquidity, the Fund may invest up to 20% of its assets in cash and/or U.S. dollar-denominated debt securities (short term investments in securities for the forward settlement of trades shall not count for purposes of this policy).

(f)
There may be times when, in the Sub-Adviser’s judgment, conditions in the securities markets would make pursuing the Fund’s basic investment strategy inconsistent with the best interests of the Fund’s shareholders.  At such times, the Fund may employ alternative strategies, including investment of a substantial portion of its assets in securities rated higher than ‘Baa’ by Moody’s or ‘BBB’ by S&P, or of comparable quality.

(g)
In order to maintain liquidity, the Fund may invest up to 20% of its assets in high-quality short-term money market instruments. Such instruments may include obligations of the U.S. government or its agencies or instrumentalities; commercial paper of issuers rated, at the time of purchase, A-2 or better by S&P or P-2 or better by Moody’s or which, in the Sub-Adviser’s determination, are of comparable quality; certificates of deposit; banker’s acceptances or time deposits of U.S. banks with total assets of at least $1 billion (including obligations of foreign branches of such banks) and of the 75 largest foreign commercial banks in terms of total assets (including domestic branches of such banks); and repurchase agreements with respect to such obligations.

For JNL/PPM America Mid Cap Value Fund:

(a)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell Midcap Index at the time of the initial purchase.

(b)	The Fund may invest up to 5% of its total assets in securities of companies located in developing countries.

For JNL/PPM America Small Cap Value Fund:

(a)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations of between $15.8 million and $2.5 billion under normal market conditions at the time of initial purchase.  This range will vary with market conditions over time.

(b)	The Fund may invest up to 5% of its total assets in securities of companies located in developing countries.

For JNL/PPM America Value Equity Fund:

(a)	At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

For the JNL/PIMCO Real Return Fund:

(a)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

(b)
The Fund may invest up to 10% of its total assets in non-investment grade, fixed-income securities rated at least B by Moody’s or equivalently rated by S&P or Fitch or, if unrated, determined by the Sub-Adviser to be of comparable quality.

(c)	The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies.

(d)	The Fund may invest up to 10% of its total assets in securities of issuers based in emerging markets.

(e)	The Fund may not invest more than 5% of its net assets in any combination of inverse floater, interest-only or principal-only securities.

For the JNL/PIMCO Total Return Bond Fund:

(a)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

(b)
The Fund may invest up to 10% of its total assets in non-investment grade, fixed-income securities rated at least B by Moody’s or equivalently rated by S&P or Fitch or, if unrated, determined by the Sub-Adviser to be of comparable quality.

(c)	The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies.

(d)	The Fund may invest up to 15% of its total assets in securities of issuers based in emerging markets.

(e)	The Fund may not invest more than 5% of its net assets in any combination of inverse floater, interest-only or principal-only securities.

For the JNL/Red Rocks Listed Private Equity Fund:

(a)
At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

For the JNL/Select Balanced Fund:

(a)	At least 25% of its assets will be invested, under normal market conditions, in fixed-income securities.

(b)
The Fund may invest up to 35% of its net assets in non-investment grade securities rated at least Ca by Moody’s Investors Services, Inc. (Moody’s), CC by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) or CC by Fitch.

For the JNL/Select Money Market Fund:

(a)
The Fund may not invest more than 5% of its assets in the securities of any one issuer or invest more than 5% of its assets in securities (other than U.S. government securities and repurchase agreements on such securities) that have not been rated in the highest category by the requisite rating agencies or, if unrated, have not been deemed to be of comparable quality, as determined in accordance with Rule 2a-7 under the 1940 Act.

(b)
The Fund may invest more than 25% of its total assets in the domestic banking industry.  There are no limitations on investments in U.S. government securities, including obligations issued or guaranteed by its agencies or instrumentalities.

For the JNL/Select Value Fund:

(a)
The Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

(b)
The Fund may not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

(c)	The Fund may not make short sales of securities (except short sales against the box).

(d)
The Fund may not purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

(e)
The Fund may not pledge, mortgage, hypothecate or encumber any of its securities except to secure permitted borrowings or to secure other permitted transactions.  The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

(f)	The Fund may not invest in interests in oil or gas or interests in other mineral exploration or development programs.

(g)
The Fund may not purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund’s total assets as of the date the option is purchased.  The Fund may not sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund’s total assets.  Likewise, the Fund may not sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund’s assets.  In addition, the current market value all open futures positions held by the Fund may not exceed 50% of its total assets.

For the JNL/T. Rowe Price Established Growth Fund:

(a)	The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities.

(b)	The Fund may invest up to 10% of its total assets in hybrid instruments.

For the JNL/T. Rowe Price Mid-Cap Growth Fund:

(a)
At least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in mid-cap (as defined in the Prospectus) common stocks with above-average earnings growth potential.

(b)	The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

(c)	The Fund may invest up to 10% of its total assets in hybrid instruments.

For JNL/T. Rowe Price Short-Term Bond Fund:

(a)	The Fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.

(b)	The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities.

(c)	Normally, the Fund will invest at least 80% of its net assets in bonds and the Fund’s average effective maturity will not exceed three years.

(d)
The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

(e)	The Fund may also invest in other securities, and use futures, options, swaps, and other derivative instruments.

(f)	The JNL/T. Rowe Price Short-Term Bond Fund may not pledge or invest more than 10% of its total assets, either directly or indirectly, in TALF.

For the JNL/T. Rowe Price Value Fund:

(a)	The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

(b)	The Fund may invest up to 10% of its total assets in hybrid instruments.

(c)	The Fund may invest up to 10% of its total assets in high yield fixed income securities (“junk bonds”).

B.           INVESTMENT RESTRICTIONS APPLICABLE TO FEEDER FUNDS

Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.  Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

1.           FEEDER FUNDS POLICIES

Each Feeder Fund has adopted the following fundamental investment restrictions; however, as long as the Feeder Funds remain invested in the Master Funds, the Feeder Funds are subject to the Master Funds’ restrictions as well, even if the Master Funds’ restrictions are more restrictive. If one or more Feeder Funds withdraws from its corresponding Master Fund and engages JNAM or a sub-adviser to provide portfolio management services to the Feeder Fund, that Feeder Fund would no longer be subject to the Master Funds’ investment restrictions and would be subject solely to the following investment restrictions.

All percentage limitations in the following Feeder Fund policies are considered at the time securities are purchased and are based on a Feeder Fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the applicable Feeder Fund. In managing a Feeder Fund, the Feeder Fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental Policies – The investment objectives and principal investment strategies of each Feeder Fund are set forth in the Feeder Funds’ prospectuses. The Feeder Funds have adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the 1940 Act, as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.           Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, a Feeder Fund may not:

a.           Borrow money;

b.           Issue senior securities;

c.           Underwrite the securities of other issuers;

d.           Purchase or sell real estate or commodities;

e.           Make loans; or

f.	Purchase the securities of any issuer if, as a result of such purchase, a Feeder Fund's investments would be concentrated in any particular industry.

2.	A Feeder Fund may not invest in companies for the purpose of exercising control of management.

Additional information about fundamental policies — The information below is not part of the Feeder Funds' fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Feeder Funds.

For purposes of fundamental policy 1.a., the Feeder Funds may borrow money in amounts of up to 33-1/ 3% of their total assets from banks for any purpose, and may borrow up to 5% of their total assets from banks or other lender for temporary purposes.

For purposes of fundamental policy 1.e., the Feeder Funds may not lend more than 33-1/3% of their total assets, except through the purchase of debt obligations.

For purposes of fundamental policy 1.f., the Feeder Funds may not invest 25% or more of their total assets in the securities of issuers in the same industry.

MASTER FUND POLICIES

All percentage limitations in the following Master Fund policies are considered at the time securities are purchased and are based on a Master Fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the applicable Master Fund. In managing a Master Fund, the Master Fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Master Funds have adopted the following policies, which may not be changed without approval by holders of a majority of the Master Fund's outstanding shares. Such majority is currently defined in the 1940 Act, as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.           Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, a Master Fund may not:

a.           Borrow money;

b.           Issue senior securities;

c.           Underwrite the securities of other issuers;

d.           Purchase or sell real estate or commodities;

e.           Make loans; or

f.	Purchase the securities of any issuer if, as a result of such purchase, a Master Fund's investments would be concentrated in any particular industry.

2.	A Master Fund may not invest in companies for the purpose of exercising control of management.

Additional information about fundamental policies — The information below is not part of the Master Funds' fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Master Funds.

For purposes of fundamental policy 1.a., the Master Funds may borrow money in amounts of up to 33-1/ 3% of their total assets from banks for any purpose, and may borrow up to 5% of their total assets from banks or other lender for temporary purposes.

For purposes of fundamental policy 1.e., the Master Funds may not lend more than 33-1/3% of their total assets, except through the purchase of debt obligations.

For purposes of fundamental policy 1.f., the Master Funds may not invest 25% or more of their total assets in the securities of issuers in the same industry.

NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FEEDER FUNDS

Each Feeder Fund must:

a.           Maintain its assets so that, at the close of each quarter of its taxable year, it will qualify as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).

b.           Distribute taxable net investment income and capital gains to shareholders in amounts that will avoid federal income and excise tax.

These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the Board to the extent appropriate in light of changes to applicable tax law requirements.

CLASSIFICATION

Each Feeder Fund (except for JNL/American Funds Global Bond Fund), through investments made by the applicable Master Fund, is a diversified series of an open-end management investment company. As a diversified fund, at least 75% of the value of each Feeder Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Feeder Fund’s assets nor more than 10% of the outstanding voting securities of such issuer.  JNL/American Funds Global Bond Fund, through investments made by the American Funds Global Bond Fund, has elected to be classified as a non-diversified series of an open-end management investment company.

A non-diversified fund, such as JNL/American Funds Global Bond Fund, is not required to comply with the diversification rules of the 1940 Act. Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund, since many factors affecting a given company could affect performance of the fund to a greater degree. A fund may not change its classification status from diversified to non-diversified without the prior approval of shareholders but may change its classification status from non-diversified to diversified without such approval.

C.           INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS

Non-Fundamental Investment Restrictions.  Unless otherwise indicated, all limitations applicable to Fund investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund’s investment portfolio, resulting from market fluctuations or other changes in a Fund’s total assets will not require a Fund to dispose of an investment. In the event that ratings services assign different ratings to the same security, the Sub-Adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

From time to time, a Fund (except a Master Fund or a Feeder Fund) may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”).  Notwithstanding any percentage investment limitation listed under this “Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if a Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Fund purchases a security.  The status, market value, maturity, credit quality, or other characteristics of the Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to fall outside the parameters described in the first paragraph above. If any of these changes occur, it would not be considered a violation of the investment restriction.  However, purchases by the Fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Operating Policies.  The Trustees have adopted additional investment restrictions for the Funds.  The restrictions or operating policies of the Funds may be changed by the Trustees without shareholder approval.  The additional investment restrictions adopted by the Trustees to date include the following:

(a)
The Funds (other than the following Funds: JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Red Rocks Listed Private Equity Fund, and Funds sub-advised by Standard & Poor’s Investment Advisory Services, LLC (except JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund)) will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.  The Feeder Funds will acquire securities of registered open-end investment companies in reliance upon Section 12(d)(1)(E) of the 1940 Act.  However, the Funds will invest in investment companies to the extent permitted under Rule 12d1-1, Rule 12d1-2, and Rule 12d1-3 under the 1940 Act.

Minimum Requirement of Rule 35d-1.  Certain of the Funds, as noted immediately above or in the Prospectus, have adopted non-fundamental operating policies that require at least 80% (or, in the case of certain Funds, an amount greater than 80%) of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days’ written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.  This includes Funds of the Trust with names such as “equity,” “stock,” “bond,” “U.S. government,” “small, mid or large-cap,” or “high yield,” or which refer in the name of the Fund to a particular securities index, but does not include terms connoting a style of investing (as distinguished from a type of security) such as “growth,” “value” or “global.”

Insurance Law Restrictions.  In connection with the Trust’s agreement to sell shares to the separate accounts, JNAM and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds.  If a Fund failed to comply with such restrictions or limitations, the insurance company would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation.  Such restrictions and limitations are not expected to have a significant impact on the Trust’s operations.

VI.           TRUSTEES AND OFFICERS OF THE TRUST

The officers of the Trust manage its day-to-day operations and are responsible to the Trust’s Board of Trustees.  The Trustees set broad policies for each Fund and choose the Trust’s officers. All of the Trustees also serve as Trustees and Managers for the other investment companies in the Fund Complex (as defined below).

The following is a list of the Trustees and officers of the Trust, a statement of their present positions and principal occupations during the past five years.  The following also lists the number of portfolios overseen by the Trustees and other directorships of public companies or other registered investment companies held by the Trustees.  Information regarding the board of trustees of the Master Funds is available in the Master Funds’ statement of additional information, which is delivered together with this SAI.

For purposes of this section, the term “Fund Complex” includes each of the following investment companies:  JNL® Series Trust (78 portfolios), JNL Investors Series Trust (2 portfolios), and JNL Variable Fund LLC (20 portfolios).  Some of the Trustees and officers are also Trustees and officers of other Funds in the Fund Complex.

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Interested Trustee
Mark D. Nerud, CPA (43) 1 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	100
Principal Occupation(s) During Past 5 Years:
Chief Executive Officer of the Adviser (1/2010 to present); President of the Adviser (1/2007 to present); Chief Financial Officer of the Adviser (11/2000 to 1/2007) and Managing Board Member of the Adviser (11/2000 to 11/2003) (1/2007 to present); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); Vice President (8/1997 to 12/2006), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/2002 to 12/2006); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/2000 to 12/2009)

Other Directorships Held by Trustee: None
Disinterested Trustees
Michael Bouchard (54) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2003 to present)	100
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)
Other Directorships Held by Trustee: None
William J. Crowley, Jr. (64) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	100
Principal Occupation(s) During Past 5 Years: Managing Partner (Baltimore Office) – Arthur Andersen LLP (1995 to 2002); Board Member of various corporate boards (2002 to present)
Other Directorships Held by Trustee:
Director of Alpha Natural Resources (07/2009 to present); Director of Foundation Coal Holdings, Inc. (from 12/2004 until 7/2009 when the company was acquired); Director of Bio Veris Corporation (from 5/2003 until 6/2007 when the company was acquired); Director of Provident Bankshares Corporation (from 5/2003 until 5/2009 when the company was acquired)

Dominic D’Annunzio (72) 1 Corporate Way Lansing, MI 48951	Chairman of the Board 2 (2/2004 to present) Trustee 2 (2/2002 to present)	100
Principal Occupation(s) During Past 5 Years: Acting Commissioner of Insurance for the State of Michigan (1/1990 to 5/1990) and (8/1997 to 5/1998)
Other Directorships Held by Trustee: None
Michelle Engler (52) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2003 to present)	100
Principal Occupation(s) During Past 5 Years: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)
Other Directorships Held by Trustee: Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)
James Henry, Ph.D. (71) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	100
Principal Occupation(s) During Past 5 Years: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to July 2009)
Other Directorships Held by Trustee: None
Richard McLellan (67) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/1994 to present)	100
Principal Occupation(s) During Past 5 Years:
Attorney (2010 to present); Senior Counsel, Dykema Gossett PLLC (2007 to 2009); Member, Dykema Gossett PLLC (Law Firm) (1973 to 2007); Adjunct Associate Professor, Michigan State University (2008 to present)

Other Directorships Held by Trustee: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)
William R. Rybak (59) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	100
Principal Occupation(s) During Past 5 Years: Board Member of various corporate boards (see below) (2002 to present)
Other Directorships Held by Trustee:
Member of the Board of Directors of Christian Brothers Investments, Inc. (2010 to present); Chairman of the Board of Trustees of Lewis University (1982 – 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to present); Member of the Boards of each of the Calamos Mutual Funds (2002 to present) since 2002; Member of the Board of Directors of The PrivateBancorp (2003 to present); Chairman of the Board of Trustees of St. Coletta’s of Illinois (2004 to 2007) and Member of the Board (2000 to 2007)

Patricia A. Woodworth (55) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	100
Principal Occupation(s) During Past 5 Years:
Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007)

Other Directorships Held by Trustee: None

1 Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Life Insurance Company®, which is the parent company of Jackson National Asset Management, LLC.

2 The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Officers
Karen J. Buiter, CPA (45) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Assistant Vice President – Financial Reporting of the Adviser (4/2008 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Treasurer of Henderson Global Funds (2/2004 to 3/2008); Assistant Controller of Code, Hennessy & Simmons LLC (2002 to 2004)

Other Directorships Held by Trustee: Not Applicable
Kelly L. Crosser (37) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Assistant Secretary of other Investment Companies advised by the Adviser (9/2007 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/2007 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/2006 to 4/2007): Senior Paralegal of Jackson National Life Insurance Company (6/2004 to 2/2006)

Other Directorships Held by Trustee: Not Applicable
Steven J. Fredricks (39) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/2005 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/2005 to present); Attorney of Jackson National Life Insurance Company (2/2002 to 1/2005)

Other Directorships Held by Trustee: Not Applicable
Danielle A. Hernandez (29) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (12/2007 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Compliance Analyst of the Adviser (6/2009 to present); Compliance Analyst of the Adviser (08/2006 to 6/2009); Administrative Assistant of the Adviser (12/2005 to 08/2006); Executive Assistant at the U.S. House of Representatives, Washington, D.C. (2002 to 2005)

Other Directorships Held by Trustee: Not Applicable
Daniel W. Koors, CPA (39) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/06 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President of the Adviser (1/2009 to present) and Chief Financial Officer of the Adviser (1/2007 to present); Vice President of the Adviser (1/2007 to 12/2008); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/2006 to 12/2006); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/2006 to 1/2009); Partner of Deloitte & Touche LLP (2003 to June 2006)

Other Directorships Held by Trustee: Not Applicable
Michael Piszczek, CPA (52) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Vice President of other Investment Companies advised by the Adviser (11/2007 to present); Assistant Vice President – Tax of the Adviser (11/2007 to present); Assistant Vice President – Nuveen Investments (4/1999 to 8/2007); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/1999 to 8/2007)

Other Directorships Held by Trustee: Not Applicable
Susan S. Rhee (38) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/2004 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Senior Vice President and General Counsel of the Adviser (1/2010 to present); Chief Legal Officer (7/2004 to 12/2009) and Secretary (11/2000 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/2004 to present); Assistant Vice President of Jackson National Life Insurance Company (8/2003 to 12/2009); Associate General Counsel of Jackson National Life Insurance Company (7/2001 to 12/2009)

Other Directorships Held by Trustee: Not Applicable

Board Of Trustees Leadership Structure

The Board is responsible for oversight of the Trust, including risk oversight and oversight of Trust management.  The Board consists of eight disinterested Trustees and one interested Trustee.  The disinterested Trustees have retained outside independent legal counsel and meet at least quarterly with that counsel in executive session without the interested Trustee and management.

The Chairman of the Board is a disinterested Trustee.  The Chairman presides at all meetings of the Board at which the Chairman is present.  The Chairman exercises such powers as are assigned to him or her by the Trust’s organizational and operating documents and by the Board of Trustees, which may include acting as a liaison with service providers, attorneys, the Trust’s officers including the Chief Compliance Officer and other Trustees between meetings.

The Board has established a committee structure to assist in overseeing the Trust. The Board has an Audit Committee, a Governance Committee, and two Investment Committees.  Each committee is comprised exclusively of disinterested Trustees, with the exception of one of the Investment Committees, which has the Interested Trustee as a member, and each is chaired by one or more different disinterested Trustees.  The disinterested chairperson(s) of each committee, among other things, facilitates communication among the disinterested Trustees, Trust management, service providers, and the full Board. The Trust has determined that the Board’s leadership structure is appropriate given the specific characteristics and circumstances of the Trust including, without limitation, the number of Funds that comprise the Trust, the net assets of the Trust and the Trust’s business and structure, because it allows the Board to exercise oversight in an orderly and efficient manner.

Risk Oversight

Consistent with its general oversight responsibilities, the Board oversees risk management of each Fund.  The Board administers its risk oversight function in a number of ways, both at the Board level and through its Committee structure, as deemed necessary and appropriate at the time in light of the specific characteristics or circumstances of the Funds.  As part of its oversight of risks, the Board or its Committees receive and consider reports from a number of parties, such as the Adviser, the Sub-Advisers, portfolio managers, the Trust’s independent auditors, the Trust’s officers including the Chief Compliance Officer, Jackson executives and outside counsel.  The Board also adopts and periodically reviews policies and procedures intended to address risks and monitors efforts to assess the effectiveness of the implementation of the policies and procedures in addressing risks.  It is possible that, despite the Board’s oversight of risk, not all risks will be identified, mitigated or addressed.  Further, certain risks may arise that were unforeseen.

Committees of the Board of Trustees

The Audit Committee assists the Board of Trustees in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the Trust to the public or government agencies.  The Audit Committee is responsible for the selection by the Board, of the Trust’s independent auditor, and for the approval of the auditor’s fee.  The Audit Committee also reviews the Trust’s internal controls regarding finance, accounting, legal compliance and the Trust’s auditing, accounting and financial processes generally.  The Audit Committee also serves as the Trust’s “Qualified Legal Compliance Committee”, for the confidential receipt, retention, and consideration of reports of evidence of material violations under rules of the SEC.  As of January 1, 2010, Messrs. Crowley, D’Annunzio, Henry, and Ms. Woodworth are members of the Audit Committee.  Ms. Woodworth serves as Chair of the Audit Committee.  The Audit Committee had three meetings in the last fiscal year.

The Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees.  The Governance Committee will accept trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Governance Committee, c/o Chair of the Governance Committee, Mr. Richard McLellan, P.O. Box 30902, Lansing, Michigan 48909-8402.  As of January 1, 2010, Mssrs. Bouchard, D’Annunzio, McLellan, Rybak and Mrs. Engler are members of the Governance Committee.  Mr. McLellan serves as Chair of the Governance Committee.  Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee.  The Governance Committee had two meetings in the last fiscal year.

The Investment Committees review the performance of the Funds.  Each Committee meets at least four times per year and reports the results of its review to the full Board at each regularly scheduled Board meeting.  Each disinterested Trustee sits on one of the two Committees.  Mssrs. Crowley, D’Annunzio, Henry, and McLellan are members of Investment Committee A.  Mr. Crowley serves as Chair of Investment Committee A.  Mssrs. Bouchard and Rybak and Mesdames Engler and Woodworth are members of Investment Committee B.  Mr. Rybak serves as Chair of Investment Committee B.  The Trustees do not receive any additional compensation for their service on the Investment Committees.

Certain Positions of Disinterested Trustees and their Family Members

As of December 31, 2009, one of the disinterested Trustees, but not any member of a disinterested Trustee’s immediate family, held a position (other than the disinterested Trustee’s position as such with the Trust) including as officer, employee, director or general partner during the two most recently completed calendar years with (i) any Fund, and/or  (ii) an investment company, or a person that would be an investment company but for the exclusion provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as any Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of any Fund; (iii) an investment adviser, principal underwriter or affiliated person of any Fund; or (iv) any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of any Fund.

Ownership of Trustees of Shares in the Funds of the Trust

As of December 31, 2009, the Trustees beneficially owned the following interests in shares of the Funds:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of equity Securities in All registered Investment Companies Overseen by the Trustee in the Family of Investment Companies
Mark D. Nerud1	$1 - $10,000	Over $100,000
JNL/Mellon Capital Management S&P 500 Index Fund
$10,001 - $50,000
JNL/Mellon Capital Management S&P 400 MidCap Index Fund JNL/Mellon Capital Management International Index Fund JNL/PIMCO Total Return Bond Fund JNL/Select Value Fund
$50,000 - $100,000
JNL/T. Rowe Price Established Growth Fund JNL/T. Rowe Price Mid-Cap Growth Fund
Michael Bouchard 3	None	Less than $10,000
William J. Crowley, Jr. 3	None	Over $100,000
Dominic D’Annunzio 3	None	Over $100,000
Michelle Engler 3	None	None
James Henry 3	None	None
Richard McLellan2	Over $100,000	Over $100,000
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management Bond Index Fund

William R. Rybak	None	None
Patricia A. Woodworth 3	None	Over $100,000

1 The beneficial interests of Mr. Nerud in shares of the Funds reflected in the foregoing table are held by him through a qualified retirement plan maintained by Jackson for its officers and employees.
2 Mr. McLellan owns a Jackson National Life Insurance Company variable annuity under which his investment is allocated to the investment divisions that invest in the Funds.
3 Pursuant to the Deferred Compensation Plan, Mssrs. Bouchard, Crowley, D’Annunzio, and Ms. Woodworth deferred a portion of their compensation that tracks shares of one or more series of JNL Investors Series Trust.

As is described in the Prospectus, shares in the Funds of the Trust are sold only to Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York and to qualified retirement plans.

Ownership by Disinterested Trustees of Interests in Certain Affiliates of the Trust

As of December 31, 2009, none of the disinterested Trustees, nor any member of a disinterested Trustee’s immediate family, owned beneficially or of record any securities in an adviser or principal underwriter of any Fund, or a person directly or indirectly controlling or under common control with an investment adviser or principal underwriter of any Fund.

Trustee Compensation

The Trustee who is an “interested person” receives no compensation from the Trust.  Effective January 1, 2010, each disinterested Trustee (except the Chairman of the Board) is paid by the Funds an annual retainer of $90,000, as well as a fee of $7,000 for each meeting of the Board of Trustees attended.  The Chairman of the Board of Trustees receives an annual retainer of $120,000, as well as a fee of $7,000 for each meeting of the Board of Trustees attended.  The Chair of the Audit Committee receives an additional annual retainer of $15,000 for her services in that capacity.  The members of the Audit Committee receive $2,500 for each in-person or telephonic Audit Committee meeting.  The Chair of the Governance Committee receives an additional annual retainer of $15,000 for his services in that capacity.  The members of the Governance Committee will receive $2,500 for each in-person or telephonic Governance Committee meeting.  If a Trustee participates in a Board meeting by telephone, the Trustee will receive half of the meeting fee.

Trustees will receive $2,500 per day plus travel expenses when traveling, on behalf of a Fund, out of town on Fund business (which, generally, does not include attending educational sessions or seminars).  However, if a Board or Committee meeting is held out of town, Trustees will not receive the “per diem” fee plus the Board or Committee fee for such out of town meeting, but rather will receive the greater of $2,500 or the meeting fee.

The disinterested Trustees and the Trust’s Chief Compliance Officer received the following compensation for their services during the fiscal year ended December 31, 2009:

Trustee	Aggregate Compensation from the Trust1	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Michael Bouchard	$87,781	$0	$0	$120,0004
William J. Crowley, Jr.	$89,609	$0	$0	$122,5005
Dominic D’Annunzio 3	$111,555	$0	$0	$152,5006
Michelle Engler	$87,781	$0	$0	$120,000
James Henry	$89,609	$0	$0	$122,500
Richard McLellan	$98,753	$0	$0	$135,000
William R. Rybak	$85,220	$0	$0	$116,500
Patricia Woodworth	$100,582	$0	$0	$137,5007
Steven J. Fredricks 2	$168,813	$0	$0	$230,775

1
The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Investors Series Trust and JNL Variable Fund LLC (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Trustees is $1,026,500.

2
Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex.  The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

3	Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.
4	Amount includes $6,000 deferred by Mr. Bouchard.
5	Amount includes $73,500 deferred by Mr. Crowley.
6	Amount includes $76,250 deferred by Mr. D’Annunzio.
7	Amount includes $137,500 deferred by Ms. Woodworth.

Neither the Trust nor any of the other investment companies in the Fund Complex has adopted any plan providing pension or retirement benefits for Trustees.

Selection of Trustee Nominees

The Board is responsible for considering Trustee nominees at such times as it considers electing new Trustees to the Board.  The Governance Committee, on behalf of the Board, leads the Board in its consideration of Trustee candidates.  The Board and Governance Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Board or the Governance Committee may engage from time to time and will also consider shareholder recommendations.  The Board has not established specific, minimum qualifications that it believes must be met by a Trustee nominee.  In evaluating Trustee nominees, the Board and the Governance Committee consider, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules.  The Board and the Governance Committee also consider whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board.  There are no differences in the manner in which the Board and the Governance Committee evaluate nominees for Trustee based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a Trustee nominee should submit his or her recommendation in writing to the Chair of the Governance Committee, Richard McLellan, P.O. Box 30902, Lansing, Michigan 48909-8402.  At a minimum, the recommendation should include:

•	The name, address, date of birth and business, educational, and/or other pertinent background of the person being recommended;

•	A statement concerning whether the person is an “interested person” as defined in the 1940 Act;

•	Any other information that the Funds would be required to include in a proxy statement, under applicable SEC rules, concerning the person if he or she was nominated; and

•
The name and address of the person submitting the recommendation, together with an affirmation of the person’s investment, via insurance products, in the Funds and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Board and the Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential plc (the parent company of the Funds’ investment adviser and distributor) would be deemed an “interested person” under the 1940 Act.  In addition, certain other relationships with Prudential plc or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

Before the Governance Committee decides to nominate an individual as a Trustee, Board members customarily interview the individual in person.  In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information that must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Additional Information Concerning The Trustees

The table below briefly discusses, for each Trustee, the particular experience, qualifications, attributes or skills that led to the conclusion that the Trustee should serve as a Trustee.  The Board monitors its conclusions in light of information subsequently received throughout the year and considers its conclusions to have continuing validity until the Board makes a contrary determination.  In reaching their conclusions, the Trustees considered various facts and circumstances and did not identify any factor as controlling, and individual Trustees may have considered additional factors or weighed the same factors differently.

Mark D. Nerud, CPA. Mr. Nerud is President and CEO of the Adviser, and President and CEO of other investment companies advised by the Adviser.  Mr. Nerud also served as Vice President – Fund Accounting & Administration of Jackson for 10 years.  Mr. Nerud is the former Chief Financial Officer of the Adviser and of other investment companies advised by the Adviser.  Mr. Nerud has a Bachelor of Arts in Economics from St. Olaf College.

The Board considered Mr. Nerud’s various roles and executive experience with the Adviser, his executive experience, financial and accounting experience, academic background, and his approximately three years experience as Trustee of the Trust.

Michael Bouchard.  Mr. Bouchard is currently Sherriff of Oakland County Michigan.  Mr. Bouchard has a Bachelors degree from Michigan State University, where he majored in criminal justice and police administration.

The Board considered Mr. Bouchard’s executive experience, academic background, and his approximately six years experience as Trustee of the Trust.

William J. Crowley, Jr.  Mr. Crowley formerly served as Managing Partner (Baltimore Office) of Arthur Anderson, and currently serves on the board of Foundation Coal Holdings, Inc. and Provident Bankshares Corporation (a bank). Mr. Crowley has a Bachelor of Arts and a Masters in Business Administration from Michigan State University.

The Board considered Mr. Crowley’s accounting and financial experience, board experience with other companies, academic background, and his approximately three years experience as Trustee of the Trust.

Dominic D’Annunzio. Mr. D’Annunzio is currently the Chairman of the Board.  Mr. D’Annunzio is a former Acting Commissioner of Insurance for the State of Michigan.  Mr. D’Annunzio graduated from Walsh College with a degree in accounting and financial administration.

The Board considered Mr. D’Annunzio’s experience with insurance matters, academic background, and his approximately nine years experience as Trustee of the Trust, including six years as Chairman of the Board.

Michelle Engler. Ms. Engler is a practicing attorney and former First Lady of the State of Michigan.  Ms. Engler is a former director of Federal Home Loan Mortgage Corporation.  Ms. Engler received her bachelor’s degree in government at the University of Texas and is a graduate of the University of Texas Law School.

The Board considered Ms. Engler’s executive experience, board experience with a financial company, academic background, legal training and practice, and her approximately six years experience as Trustee of the Trust.

James Henry, Ph.D. Mr. Henry is Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University. Mr. Henry has an undergraduate degree in business and an MBA from Ohio University.  He also has a Master’s degree in accounting and a Doctorate in finance, accounting and economics Syracuse University.

The Board considered Mr. Henry’s financial experience, academic background and his approximately three years experience as Trustee of the Trust.

Richard McLellan.  Mr. McLellan is Senior Counsel, and former Member of Dykema Gossett PLLC (law firm).  He is an Adjunct Associate Professor at Michigan State University. Mr. McLellan received his bachelor’s degree from Michigan State University and is a graduate of the University of Michigan Law School.

The Board considered Mr. McLellan’s legal training and practice, academic background and his approximately fourteen years experience as Trustee of the Trust.

William R. Rybak. Mr. Rybak formerly served as Chief Financial Officer of Van Kampen Investments and is a Board Member of several corporate boards, including another mutual fund company.  Mr. Rybak has a Bachelor of Arts degree in Accounting from Lewis University and a Masters of Business Administration from the University of Chicago.

The Board considered Mr. Rybak’s board experience with other companies, financial experience, academic background and approximately three years experience as Trustee of the Trust.

Patricia A. Woodworth. Ms Woodworth is Vice President, Chief Financial Officer and Chief Operating Officer of The J. Paul Getty Trust, and is former Executive Vice President for Finance and Administration, Chief Financial Officer of the Art Institute of Chicago.  Ms. Woodworth has a Bachelor of Arts from the University of Maryland.

The Board considered Ms. Woodworth’s executive experience, financial experience, academic background, and approximately three years experience as Trustee of the Trust.

VII.           PRINCIPAL HOLDERS OF THE TRUST’S SHARES

As of December 31, 2009, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund.

Because shares in the Trust are sold only to Jackson, Jackson NY, certain Funds of the Trust organized as Fund of Funds, and to certain qualified and unqualified retirement plans, Jackson, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts and certain retirement plans, is the owner of record of substantially all of the shares of the Trust.  In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable.  This is sometimes referred to as “pass through” voting. Further, those shares which are owned by Jackson through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted in the same proportions as those shares for which voting instructions are received from variable contract owners.  This is sometimes referred to as “echo” voting.  Master Fund proxies solicited from Feeder Funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

As of April 5, 2010, the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL/AIM Global Real Estate Fund (Class A)
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	6,247,093.349	12.02%
JNL Institutional Alt 65 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,107,088.934	9.83%
JNL Institutional Alt 35 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,966,307.895	5.71%
JNL/AIM International Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	8,271,841.978	17.52%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,326,770.536	15.51%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,010,282.500	6.37%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,587,694.301	5.48%
JNL/AIM Large Cap Growth Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	14,228,133.743	22.75%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	13,490,451.784	21.57%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,730,509.250	9.16%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,231,315.600	8.36%
JNL/Capital Guardian Global Diversified Research Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,276,361.860	7.36%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,211,420.914	6.98%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	982,173.969	5.66%
JNL/Capital Guardian International Small Cap Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,885,019.439	11.93%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,271,088.502	9.39%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,569,334.389	6.49%
JNL/Capital Guardian U.S. Growth Equity Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,937,106.915	17.00%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,842,272.090	16.73%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,236,864.997	9.27%
JNL/Credit Suisse Commodity Securities Fund (Class A)
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,919,833.806	5.40%
JNL Institutional Alt 35 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,825,542.611	5.27%
JNL/Credit Suisse Long/Short Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	11,148.088	55.14%
JNL/Eagle Core Equity Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,994,257.363	21.80%
JNL/S&P Managed Conservative Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,325,394.977	14.52%
JNL/Eagle SmallCap Equity Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,101,091.470	17.02%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,384,754.822	7.60%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,016,603.792	5.58%
JNL/Franklin Templeton Global Growth Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	39,404,770.499	74.55%
JNL/Franklin Templeton Income Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	32,217,998.109	38.59%
JNL/Franklin Templeton Mutual Shares Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	36,893,027.480	60.90%
JNL/Franklin Templeton Small Cap Value Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,733,462.825	7.66%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,287,668.742	5.69%
JNL/Goldman Sachs Core Plus Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	13,277,275.562	18.47%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	10,512,348.902	14.62%
JNL/S&P Managed Conservative Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	9,180,741.766	12.77%
JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,896,553.584	14.09%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,955,730.596	11.39%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,813,290.224	8.10%
JNL/Goldman Sachs Emerging Markets Debt Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,008.775	60.52%
JNL/Goldman Sachs Mid Cap Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	6,171,972.304	17.08%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,736,569.031	15.88%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,202,001.200	8.86%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,886,984.395	7.99%
JNL/Goldman Sachs Mid Cap Value Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	325,923.029	45.64%
JNL/Ivy Asset Strategy Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,000.000	41.87%
JNL/JPMorgan International Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	11,337,434.960	16.14%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	8,934,244.396	12.72%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,968,045.857	5.65%
JNL/JPMorgan MidCap Growth Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	877,929.594	8.35%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	629,365.720	5.99%
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	8,895,715.458	15.52%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	6,975,984.354	12.17%
JNL/S&P Managed Conservative Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,895,542.987	10.28%
JNL/Lazard Emerging Markets Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,534,625.536	6.76%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,770,429.863	5.82%
JNL/M&G Global Basics Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,646,687.963	26.08%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,925,983.896	18.98%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,842,740.875	18.16%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,501,469.487	14.79%
JNL/M&G Global Leaders Fund (Class A)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	493,225.573	27.82%
JNL/M&G Global Leaders Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,080.999	91.00%
JNL/Mellon Capital Management Bond Index Fund (Class A)
JNL Institutional Alt 35 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	8,339,216.949	10.16%
JNL Institutional Alt 20 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,707,593.201	9.39%
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,674,912.712	9.35%
JNL/Mellon Capital Management European 30 Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,778,638	97.46%
JNL/Mellon Capital Management Global Alpha Fund (Class A)
JNL Institutional Alt 65 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,358,072.744	34.38%
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,001,568.361	30.73%
JNL Institutional Alt 35 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,280,210.815	13.11%
JNL Institutional Alt 20 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	564,593.137	5.78%
JNL/Mellon Capital Management Global Alpha Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,000.000	75.60%
JNL/Mellon Capital Management International Index Fund (Class A)
JNL/S&P Disciplined Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,154,984.042	6.02%
JNL Institutional Alt 35 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,052,138.631	5.88%
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,879,936.191	5.63%
JNL/Mellon Capital Management Index 5 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,818,732.936	5.54%
JNL/Mellon Capital Management International Index Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	807,059.580	47.88%
JNL/Mellon Capital Management Pacific Rim 30 Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,595.219	86.36%
JNL/Mellon Capital Management S&P 500 Index Fund (Class A)
JNL/S&P Disciplined Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	11,203,065.253	10.26%
JNL/S&P Disciplined Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	8,091,335.624	7.41%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class A)
JNL/Mellon Capital Management Index 5 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,070,628.254	9.18%
JNL/Mellon Capital Management Small Cap Index Fund (Class A)
JNL/Mellon Capital Management Index 5 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,515,418.864	8.71%
JNL/Oppenheimer Global Growth Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,252,486.950	15.15%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,476,866.860	10.03%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,880,719.396	5.43%
JNL/PAM Asia ex-Japan Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,225.157	58.44%
JNL/PIMCO Real Return Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	14,663,809.009	12.76%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	11,109,940.276	9.67%
JNL/S&P Managed Conservative Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,481,342.903	6.51%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,251,891.853	6.31%
JNL/PIMCO Total Return Bond Fund (Class A)
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	11,372,004.329	5.73%
JNL/PPM America Mid Cap Value Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,223.435	60.87%
JNL/PPM America Small Cap Value Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 4895	618,951.497	99.74%
JNL/PPM America Value Equity Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	69,477.529	94.30%
JNL/Red Rocks Listed Private Equity Fund (Class A)
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,557,924.163	19.41%
JNL Institutional Alt 65 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,152,264.068	18.36%
JNL Institutional Alt 35 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,778,291.875	9.70%
JNL/Red Rocks Listed Private Equity Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,399.458	46.25%
JNL/S&P Competitive Advantage Fund (Class A)
JNL/S&P 4 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	16,660,095.560	62.22%
JNL/S&P Dividend Income & Growth Fund (Class A)
JNL/S&P 4 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	19,316,654.414	62.57%
JNL/S&P Intrinsic Value Fund (Class A)
JNL/S&P 4 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	17,467,416.388	62.26%
JNL/S&P Total Yield Fund (Class A)
JNL/S&P 4 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	18,748,263.342	74.40%
JNL/Select Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	12,104,669.557	22.74%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	11,132,577.007	20.91%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,205,792.249	9.78%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,685,589.419	8.80%
JNL/T. Rowe Price Established Growth Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	8,666,619.912	14.75%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	6,721,803.182	11.44%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,876,707.411	6.60%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,262,751.191	5.55%
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,926,242.339	7.96%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,507,532.140	6.82%
JNL/T. Rowe Price Short-Term Bond Fund (Class A)
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	14,192,771.194	22.32%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	13,069,671.171	20.56%
JNL/S&P Managed Conservative Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	12,330,008.756	19.39%
JNL/T. Rowe Price Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	20,307,455.439	23.04%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	15,594,606.694	17.69%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	6,109,987.292	6.93%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,625,663.885	6.38%

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant separate accounts.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  To the knowledge of management of the Trust, as of April 5, 2010, the following person(s) may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL/Capital Guardian International Small Cap Fund (Class B)
	Raymond Goodson 3008 Fallentine Road Sandy, Utah 84093	13,682.769	46.43%
JNL/Eagle Core Equity Fund (Class B)
	Edward Fletcher 1300 Salterton Court Raleigh, North Carolina 27608	3,716.829	26.62%
JNL/M&G Global Basics Fund (Class B)
	Debra Goodson 3008 Fallentine Road Sandy, Utah 84093	3,156.213	27.67%
JNL/M&G Global Basics Fund (Class B)
	Raymond Goodson 3008 Fallentine Road Sandy, Utah 84093	7,906.868	69.32%
JNL/S&P Competitive Advantage Fund (Class B)
	Daniel Cecil 10720 Fall Road Fishers, Indiana 46037	1,605.693	32.55%
JNL/S&P Total Yield Fund (Class B)
	Daniel Cecil 10720 Fall Road Fishers, Indiana 46037	1,695.592	25.24%
JNL/Select Balanced Fund (Class B)
	Roden Insurance Trust 4800 E 42nd Street Suite 400 Odessa, Texas 79762	26,545.301	46.61%
JNL/T. Rowe Price Short-Term Bond Fund (Class B)
	Rosemarie Durbin 6708 Bridge Hill Cove Austin, Texas 78746	9,523.834	43.56%

The S&P Funds noted above are Funds of the Trust.  The address for the S&P Funds and Jackson is 1 Corporate Way, Lansing, Michigan 48951.

VIII.           INVESTMENT ADVISER, SUB-ADVISERS AND OTHER SERVICE PROVIDERS

Investment Adviser

Jackson National Asset Management, LLC

Jackson National Asset Management, LLC (“JNAM” or the “Adviser”), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust.  As investment adviser, JNAM provides the Trust with professional investment supervision and management.  The Adviser is a wholly owned subsidiary of Jackson, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

JNAM acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement.

The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board of Trustees.  It may be terminated at any time upon 60 days notice by the Adviser, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment.  Additional Funds may be subject to a different agreement.  The Investment Advisory and Management Agreement provides that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.  As compensation for its services, the Trust pays Adviser a fee in respect of each Fund as described in the Prospectus.  The fee paid by the Trust to the Adviser for the fiscal years ended December 31, 2007, December 31, 2008, and December 31, 2009 were $84,249,044, $94,607,769, and $100,682,100, respectively.

The JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, and JNL/S&P 4 Fund do not charge an investment advisory fee.

Fund	December 31, 2009	December 31, 2008	December 31, 2007
JNL/American Funds® Blue Chip Income and Growth Fund	n/a	n/a	n/a
JNL/American Funds Global Bond Fund	n/a	n/a	n/a
JNL/American Funds Global Small Capitalization Fund	n/a	n/a	n/a
JNL/American Funds Growth-Income Fund	n/a	n/a	n/a
JNL/American Funds International Fund	n/a	n/a	n/a
JNL/American Funds New World Fund	n/a	n/a	n/a
JNL Institutional Alt 20 Fund	$82,233	n/a	n/a
JNL Institutional Alt 35 Fund	$135,342	n/a	n/a
JNL Institutional Alt 50 Fund	$151,969	n/a	n/a
JNL Institutional Alt 65 Fund	$93,521	n/a	n/a
JNL/AIM Global Real Estate Fund	$1,468,210	$1,338,967	$1,957,770
JNL/AIM International Growth Fund	$2,041,361	$2,556,493	$2,733,300
JNL/AIM Large Cap Growth Fund	$3,034,369	$3,048,330	$2,879,090
JNL/AIM Small Cap Growth Fund	$515,282	$452,953	$558,410
JNL/Capital Guardian Global Balanced Fund	$1,376,008	$1,401,680	$1,183,027
JNL/Capital Guardian Global Diversified Research Fund	$1,629,972	$1,580,328	$995,055
JNL/Capital Guardian U.S. Growth Equity Fund	$2,330,589	$1,606,604	$1,130,130
JNL/Credit Suisse Commodity Securities Fund	$2,589,802	$2,448,599	$1,056,302
JNL/Credit Suisse Long/Short Fund	$553,684	$481,138	$428,626
JNL/Eagle Core Equity Fund	$391,415	$405,874	$924,947
JNL/Eagle SmallCap Equity Fund	$1,458,285	$1,482,725	$1,591,015
JNL/Franklin Templeton Global Growth Fund	$2,074,575	$2,146,197	$1,227,485
JNL/Franklin Templeton Income Fund	$3,725,895	$3,791,464	$2,314,006
JNL/Franklin Templeton International Small Cap Growth Fund	$771,354	$584,662	$50,253
JNL/Franklin Templeton Mutual Shares Fund	$2,313,188	$2,375,233	$1,427,572
JNL/Franklin Templeton Small Cap Value Fund	$1,000,247	$827,370	$1,146,397
JNL/Goldman Sachs Core Plus Bond Fund	$3,777,634	$3,761,837	$3,187,561
JNL/Goldman Sachs Emerging Markets Debt Fund	$652,567	$44,287	n/a
JNL/Goldman Sachs Mid Cap Value Fund	$1,370,045	$1,234,622	$1,468,688
JNL/Ivy Asset Strategy Fund	$222,690	n/a	n/a
JNL/JPMorgan International Value Fund	$2,707,898	$3,547,555	$4,198,410
JNL/JPMorgan MidCap Growth Fund	$846,488	$982,306	$1,432,129
JNL/JPMorgan U.S. Government & Quality Bond Fund	$2,815,856	$1,916,327	$1,236,314
JNL/Lazard Emerging Markets Fund	$3,688,508	$3,182,651	$2,093,275
JNL/Lazard Mid Cap Equity Fund	$961,435	$1,367,395	$1,852,313
JNL/M&G Global Basics Fund	$109,970	$8,468	n/a
JNL/M&G Global Leaders Fund	$80,156	$8,615	n/a
JNL/Mellon Capital Management European 30 Fund	$20,354	$1,589	n/a
JNL/Mellon Capital Management Pacific Rim 30 Fund	$32,038	$2,498	n/a
JNL/Mellon Capital Management S&P 500 Index Fund	$1,779,436	$1,603,928	$1,769,298
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	$1,011,772	$1,089,749	$1,328,618
JNL/Mellon Capital Management Small Cap Index Fund	$1,008,474	$882,035	$1,073,272
JNL/Mellon Capital Management International Index Fund	$1,489,023	$1,529,496	$1,718,562
JNL/Mellon Capital Management Bond Index Fund	$1,558,528	$1,130,644	$900,624
JNL/Mellon Capital Management Global Alpha Fund	$118,022	n/a	n/a
JNL/Oppenheimer Global Growth Fund	$1,486,360	$1,880,422	$2,309,557
JNL/PAM Asia ex-Japan Fund	$461,596	$115,002	$7,860
JNL/PAM China-India Fund	$971,416	$188,324	$3,295
JNL/PIMCO Real Return Fund	$4,282,151	$4,216,705	$1,467,323
JNL/PIMCO Total Return Bond Fund	$8,710,068	$6,726,351	$4,493,405
JNL/PPM America High Yield Bond Fund	$1,720,218	$1,166,577	$1,753,205
JNL/PPM America Mid Cap Value Fund	$83,707	$49,695	n/a
JNL/PPM America Small Cap Value Fund	$94,115	$46,849	n/a
JNL/PPM America Value Equity Fund	$406,666	$988,250	$1,195,672
JNL/Red Rocks Listed Private Equity Fund	$778,400	$18,481	n/a
JNL/Select Balanced Fund	$2,586,468	$2,501,906	$2,303,477
JNL/Select Money Market Fund	$3,363,444	$2,699,082	$1,269,897
JNL/Select Value Fund	$3,012,494	$2,752,155	$2,707,900
JNL/T. Rowe Price Established Growth Fund	$4,092,020	$5,118,540	$5,589,000
JNL/T. Rowe Price Mid-Cap Growth Fund	$4,278,391	$4,344,140	$4,812,599
JNL/T. Rowe Price Short-Term Bond Fund	$1,638,971	$1,462,446	$1,347,897
JNL/T. Rowe Price Value Fund	$3,450,917	$3,832,579	$4,552,647
JNL/S&P Competitive Advantage Fund	$694,838	$301,758	$1,983
JNL/S&P Dividend Income & Growth Fund	$581,050	$248,445	$778
JNL/S&P Intrinsic Value Fund	$637,956	$310,439	$1,581
JNL/S&P Total Yield Fund	$614,362	$274,441	$1,471
JNL/S&P Managed Conservative Fund	$637,055	$500,459	$257,061
JNL/S&P Managed Moderate Fund	$827,052	$721,067	$540,104
JNL/S&P Managed Moderate Growth Fund	$1,263,179	$1,240,559	$1,280,261
JNL/S&P Managed Growth Fund	$1,078,648	$1,150,667	$1,305,433
JNL/S&P Managed Aggressive Growth Fund	$588,763	$699,667	$808,248
JNL/S&P Disciplined Moderate Fund	$130,263	$63,016	$14,497
JNL/S&P Disciplined Moderate Growth Fund	$159,338	$74,353	$20,244
JNL/S&P Disciplined Growth Fund	$63,727	$27,026	$7,811

Investment Sub-Advisers and Portfolio Managers

In addition to providing the services described above, the Adviser may, subject to the approval of the Trustees of the Trust, select, contract with and compensate Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust.  The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

Invesco Advisers, Inc. (“Invesco”) [and its Affiliates]

Invesco, located at 1555 Peachtree, N.E., Atlanta, GA  30309, serves as Sub-Adviser to the JNL/AIM International Growth Fund, JNL/AIM Large Cap Growth Fund, JNL/AIM Small Cap Growth Fund and the JNL/AIM Global Real Estate Fund.  Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.  Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the Sub-Adviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

The sub-Sub-Adviser to the JNL/AIM Global Real Estate Fund (“Fund”) is Invesco Asset Management Limited (“IAML”) with its principal office at 30 Finsbury Square, London, EC2A, 1AG United Kingdom.  IAML is an affiliate of Invesco.  IAML is compensated by Invesco at no additional expense to the Trust.  Invesco and IAML are collectively referred to herein as “Invesco.”

Day-to-day investment management decisions for the Fund will be made by the sub-Sub-Adviser.  The sub-Sub-Adviser is responsible for choosing certain types of real estate securities for the Fund.  IAML is an indirect, wholly-owned subsidiary of Invesco Ltd.  As of December 31, 2009, Invesco managed approximately $423.1 billion in total assets.

Portfolio Manager Compensation Structure

Invesco seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals.  Portfolio managers receive a base salary, an incentive bonus opportunity, and an equity compensation opportunity.  Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance.  Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

➢
Base salary.  Each portfolio manager is paid a base salary.  In setting the base salary, Invesco’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

➢
Annual bonus.  The portfolio managers are eligible, along with other employees of Invesco, to participate in a discretionary year-end bonus pool.  The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available for each of their investment centers.  The Compensation Committee considers investment performance and financial results in its review.  In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels.  Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager as described in the table below.

Sub-Adviser	Performance time period 1
Invesco (Except Invesco Real Estate U.S.)2	One-, Three- and Five-year performance against Fund peer group
Invesco– Invesco Real Estate U.S.	N/A
Invesco Asset Management	One- and Three-year performance against Fund peer group

1 Rolling time periods based on calendar year end.

2 Portfolio managers may be granted a short-term award that vests on a pro-rata basis over a three year period and final payments are based on the performance of eligible Funds selected by the portfolio manager at the time the award is granted.

Invesco – Invesco Real Estate U.S.’s bonus is based on net operating profits of Invesco – Invesco Real Estate

High investment performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all.  These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across each organization.

➢
Equity-based compensation.  Portfolio managers may be granted an award that allows them to select receipt of shares of certain AIM Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors.  Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

Invesco’s portfolio managers develop investment models which are used in connection with the management of certain Invesco Aim funds as well as other mutual funds for which Invesco or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals.  The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities.  Accounts are grouped into three categories:  (i) other registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts.  To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out.  In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

The following table reflects information as of December 31, 2009:

JNL/AIM International Growth Fund
Clas Olsson	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	11	$7,887.6
other pooled investment vehicles:	10	$3,309.8
other accounts:	4,045	$1,314.0

Barrett Sides	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	11	$7,431.3
other pooled investment vehicles:	4	$405.9
other accounts:	4,045	$1,314.0

Shuxin Cao	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	13	$9,591.8
other pooled investment vehicles:	1	$203.3
other accounts:	4,045	$1,314.0

Matthew Dennis	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	9	$7,586.2
other pooled investment vehicles:	5	$358.3
other accounts:	4,045	$1,314.0

Jason Holzer	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	13	$8,927.9
other pooled investment vehicles:	9	$3,302.7
other accounts:	4,045	$1,314.0

JNL/AIM Large Cap Growth Fund
Geoffrey Keeling	Number Of Accounts*	Total Assets (in millions)
other registered investment companies:	3	$1,571.2
other pooled investment vehicles:	0	$0
other accounts:	10	$1.9

Robert Shoss	Number Of Accounts*	Total Assets (in millions)
other registered investment companies:	3	$1,571.2
other pooled investment vehicles:	0	$0
other accounts:	10	$1.9

JNL/AIM Small Cap Growth Fund
Juliet Ellis	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	10	$3,478.4
other pooled investment vehicles:	0	$0
other accounts:	2	$86.4

Juan Hartsfield	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	13	$4,232.6
other pooled investment vehicles:	1	$36.5
other accounts:	2	$86.4

Clay Manley	Number Of Accounts	Total Assets (Millions)
other registered investment companies:	5	$2,504.9
other pooled investment vehicles:	0	$0
other accounts:	1	$34.7

* These are accounts of individual investors for which Invesco’s affiliate provides investment advice.  Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain AIM Funds.  These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

JNL/AIM Global Real Estate Fund
Mark Blackburn	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	9	$3,015.4
other pooled investment vehicles:	12	$1,207.4
other accounts*:	48	$3,942.9
* This amount includes one fund that pays performance-based fees with $55.8 million in total assets under management.

Joe Rodriguez, Jr.	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	9	$3,015.4
other pooled investment vehicles:	12	$1,207.4
other accounts*:	48	$3,942.9
* This amount includes one fund that pays performance-based fees with $53.2 million in total assets under management.

James Trowbridge	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	9	$3,015.4
other pooled investment vehicles:	12	$1,207.4
other accounts*:	48	$3,942.9
* This amount includes one fund that pays performance-based fees with $53.2 million in total assets under management.

Ping Ying Wang	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	8	$2,836.0
other pooled investment vehicles:	12	$1,207.4
other accounts*:	48	$3,942.9
* This amount includes one fund that pays performance-based fees with $53.2 million in total assets under management.

Paul Curbo	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	9	$3,015.4
other pooled investment vehicles:	12	$1,207.4
other accounts*:	48	$3,942.9
* This amount includes one fund that pays performance-based fees with $53.2 million in total assets under management.

James Cowen	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	3	$750.3
other pooled investment vehicles:	12	$1,207.4
other accounts*:	48	$3,942.9
* This amount includes one fund that pays performance-based fees with $53.2 million in total assets under management.

Darin Turner1	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	2	$1,441.1
other pooled investment vehicles:	12	$1,207.4
other accounts*:	50	$3,985.6
1 Mr. Turner became a portfolio manager for the JNL/AIM Global Real Estate Fund on May 1, 2010.
* This amount includes one fund that pays performance-based fees with $53.2 million in total assets under management.

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account.  More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

➢
The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account.  Invesco seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

➢
If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts.  To deal with these situations, Invesco and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

➢
Invesco determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction.  However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts.  Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

➢
Finally, the appearance of a conflict of interest may arise where Invesco has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities.

Invesco and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the JNL/AIM International Growth Fund

Security Ownership of Portfolio Managers	Clas Olsson	Barrett Sides	Shuxin Cao	Matthew Dennis	Jason Holzer
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/AIM Large Cap Growth Fund**

Security Ownership of Portfolio Managers	Geoffrey Keeling	Robert Shoss
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Manager for the JNL/AIM Small Cap Growth Fund**

Security Ownership of Portfolio Managers	Juliet Ellis	Juan Hartsfield	Clay Manley
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Manager for the JNL/AIM Global Real Estate Fund**

Security Ownership of Portfolio Managers	Joe Rodriguez	Mark Blackburn	James Trowbridge	Ping Ying Wang	Paul Curbo	James Cowen	Darin Turner
None	X	X	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

** Shares of the Funds may only be purchased by insurance company separate accounts and certain qualified retirement plans.  Accordingly, no portfolio manager may invest in Funds directly.

Capital Guardian Trust Company

Capital Guardian Trust Company (“Capital Guardian”), with principal offices at 333 South Hope Street, Los Angeles, California 90071, serves as Sub-Adviser to the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, and the JNL/Capital Guardian U.S. Growth Equity Fund.  Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. The Capital Group Companies is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. The Capital organization is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held.

Portfolio Manager Compensation Structure

At Capital Guardian, portfolio managers and investment analysts are paid competitive salaries.  In addition, they may receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans.  The relative mix of compensation represented by bonuses, salary and profit sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors.  To encourage a long-term focus, bonuses tied to investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year, a four-year rolling average and an eight-year rolling average with much greater weight placed on the four-year and eight-year rolling averages.  For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts.  For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise.

The benchmarks used to measure performance of the portfolio managers for the JNL/Capital Guardian Global Balanced Fund include, as applicable, the MSCI USA Index, a customized Growth and Income Index based on the Lipper Growth and Income Index, the MSCI AC World Index, AC World Consultant Universe Index, adjusted MSCI AC World Ex-U.S. Index, an adjusted Lipper International Index, the MSCI EM, and the EM Consultant Universe.

Research Portfolio Coordinators are compensated in the manner described above in their role as analysts. The benchmarks used to measure the performance of the analysts, including the Research Portfolio Coordinator, for the JNL/Capital Guardian Global Diversified Research Fund include MSCI AC World Net, Adjusted Lipper Global Index, and the Global Equity Consultant Universe Index..

The benchmarks used to measure performance of the portfolio managers for the JNL/Capital Guardian U.S. Growth Equity Fund include, as applicable, the Russell 1000 Growth Index, and a customized Lipper Growth Index.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

JNL/Capital Guardian Global Balanced Fund

Capital Guardian’s Other Accounts Managed
Portfolio Managers
The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.  To the extent that nay of these accounts pay advisory fees based on account performance (“Fee Based Accounts”), this information will be reflected in a separate table below.

	Registered Investment Companies 1		Other Pooled Investment Vehicles2		Other Accounts3,4
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Brett, Mark	0	-	3	0.26	20	4.40
Cohen, Michael	2	0.27	6	3.03	20	7.19
Dalzell, Mark	5	60.21	2	0.08	12	3.79
Fisher, David	5	15.09	16	19.91	93	28.70
Harrer, Laurentius	0	-	9	2.22	32	12.31
Kyle, Nancy	4	1.30	14	12.91	98	27.05
Neithart, Robert	2	50.42	4	1.81	25	10.31
Phoa, Wesley	2	9.67	3	0.28	9	3.45
Sauvage, Lionel	4	1.30	19	15.04	152	39.69
Wilson, Alan	7	3.05	8	2.07	45	10.84

1 Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
2 Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
3 Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
4 Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.

Capital Guardian’s Fee Based Accounts
Portfolio Managers	The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies 1		Other Pooled Investment Vehicles2		Other Accounts3,4
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Brett, Mark	0	-	0	-	1	0.65
Cohen, Michael	0	-	0	-	0	-
Dalzell, Mark	0	-	0	-	1	0.65
Fisher, David	0	-	0	-	2	0.27
Harrer, Laurentius	0	-	0	-	2	1.15
Kyle, Nancy	0	-	0	-	4	1.49
Neithart, Robert	0	-	0	-	0	-
Phoa, Wesley	0	-	0	-	0	-
Sauvage, Lionel	0	-	0	-	9	3.24
Wilson, Alan	0	-	0	-	1	1.02

1 Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
2 Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
3 Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
4 Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.

JNL/Capital Guardian Global Diversified Research Fund

Capital Guardian’s Other Accounts 1
Research Portfolio Coordinator	To the extent that nay of these accounts pay advisory fees based on account performance (“Fee Based Accounts”), this information will be reflected in a separate table below.
	Registered Investment Companies 1		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Nutter, G. Ernest	0	0	0	0	0	0

1 Assets noted represent total net assets of Research Portfolio - only accounts for which the individual only serves as Research Portfolio Coordinator.  Personal brokerage accounts of the Research Portfolio Coordinator and his family are not reflected.

Capital Guardian’s Fee Based Accounts1
Research Portfolio Coordinator
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Nutter, G. Ernest	0	0	0	0	0	0

1 Assets noted represent total net assets of Research Portfolio - only accounts for which the individual only serves as Research Portfolio Coordinator.  Personal brokerage accounts of the Research Portfolio Coordinator and his family are not reflected.

JNL/Capital Guardian U.S. Growth Equity Fund

Capital Guardian’s Other Accounts Managed
Portfolio Managers
The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below. To the extent that nay of these accounts pay advisory fees based on account performance (“Fee Based Accounts”), this information will be reflected in a separate table below.

	Registered Investment Companies 1		Other Pooled Investment Vehicles2		Other Accounts3, 4
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
James, Todd	3	0.87	4	0.25	186	5.17
Stern, Eric	4	0.81	9	3.52	76	22.13
Wilson, Alan	7	2.78	8	2.07	45	10.84

1 Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
2 Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
3 Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
4 Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.

Capital Guardian’s Fee Based Accounts
Portfolio Managers	The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies 1		Other Pooled Investment Vehicles2		Other Accounts3,4
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
James, Todd	0	0	0	0	1	0.50
Stern, Eric	0	0	0	0	11	9.96
Wilson, Alan	0	0	0	0	1	1.02
			`
1 Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
2 Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
3 Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
4 Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.

Conflicts of Interest

Capital Guardian has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the Funds and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities.  While there is no guarantee that such policies and procedures will be effective in all cases, Capital Guardian believes that all issues relating to potential material conflicts of interest involving these portfolios and its other managed accounts have been addressed.

Security Ownership of Research Portfolio Coordinators for the JNL/Capital Guardian Global Balanced Fund

Security Ownership of Research Portfolio Coordinators	Mark A. Brett	Michael Cohen	Mark H. Dalzell	David I. Fisher
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Research Portfolio Coordinators	Laurentius Harrer	Nancy J. Kyle	Robert H. Neithart	Wesley K.-S. Phoa	Lionel M. Sauvage	Alan J. Wilson
None	X	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Research Portfolio Coordinator for the JNL/Capital Guardian Global Diversified Research Fund

Security Ownership of Research Portfolio Coordinators	G. Ernest Nutter
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Research Portfolio Coordinators for the JNL/Capital Guardian U.S. Growth Equity Fund

Security Ownership of Research Portfolio Coordinators	Todd S. James	Eric H. Stern	Alan J. Wilson
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Credit Suisse Asset Management, LLC

Credit Suisse Asset Management, LLC (“Credit Suisse”), located at Eleven Madison Avenue, New York, New York 10010 is the Sub-Adviser to the JNL/Credit Suisse Commodity Securities Fund and JNL/Credit Suisse Long/Short Fund and is part of the asset management business of Credit Suisse Group A.G., one of the world’s leading banks.  Credit Suisse Group A.G. provides its clients with investment banking, private banking and asset management services worldwide.  The asset management business of Credit Suisse Group A.G. is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements.  As of December 31, 2009, the asset management business of Credit Suisse had approximately $403.5 billion in assets under management.  Credit Suisse is compensated directly by the Adviser and not by the Fund.

Portfolio Manager Compensation Structure

Credit Suisse’s compensation to the portfolio managers of the Fund includes both a fixed base salary component and bonus component.  The discretionary bonus for each portfolio manager is not tied by formula to the performance of any fund or account.  The factors taken into account in determining a portfolio manager’s bonus include the Fund’s performance, assets held in the Fund and other accounts managed by the portfolio managers, business growth, team work, management, corporate citizenship, etc.

A portion of the bonus may be paid in phantom shares of Credit Suisse Group A.G.stock as deferred compensation.  Phantom shares are shares representing an unsecured right to receive on a particular date a specified number of registered shares subject to certain terms and conditions.

Like all employees of Credit Suisse Group A.G., portfolio managers participate in Credit Suisse Group A.G.’s profit sharing and 401(k) plans.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

JNL/Credit Suisse Long/Short Fund
Jordan Low	Number Of Accounts	Total Assets
registered investment companies:	7	$737.4
other pooled investment vehicles:	12	$1,629.1
other accounts:	6	$952.7

JNL/Credit Suisse Commodity Securities Fund
Jordan Low	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	7	$737.4
other pooled investment vehicles:	12	$1,629.1
other accounts:	6	$952.7

Christopher Burton	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	4	$2,955
other pooled investment vehicles:	9	$1,145
other accounts:	4	$493

Andrew Karsh	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	4	$2,955
other pooled investment vehicles:	9	$1,145
other accounts:	4	$493

Conflicts of Interest

It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Funds’ investments on the one hand and the investments of other accounts on the other. For example, the portfolio managers may have conflicts of interest in allocating management time, resources and investment opportunities among the Funds and other accounts they advise. In addition due to differences in the investment strategies or restrictions between the Funds and the other accounts, the portfolio managers may take action with respect to another account that differs from the action taken with respect to the Funds.  Credit Suisse has adopted policies and procedures that are designed to minimize the effects of these conflicts.

If Credit Suisse believes that the purchase or sale of a security is in the best interest of more than one client, it may (but is not obligated to) aggregate the orders to be sold or purchased to seek favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations.  Credit Suisse may aggregate orders if all participating client accounts benefit equally (i.e., all receive an average price of the aggregated orders). In the event Credit Suisse aggregates an order for participating accounts, the method of allocation will generally be determined prior to the trade execution. Although no specific method of allocation of transactions (as well as expenses incurred in the transactions) is expected to be used, allocations will be designed to ensure that over time all clients receive fair treatment consistent with Credit Suisse’s fiduciary duty to its clients (including its duty to seek to obtain best execution of client trades). The accounts aggregated may include registered and unregistered investment companies managed by Credit Suisse’s affiliates and accounts in which Credit Suisse’s officers, directors, agents, employees or affiliates own interests.  Credit Suisse may not be able to aggregate securities transactions for clients who direct the use of a particular broker-dealer, and the client also may not benefit from any improved execution or lower commissions that may be available for such transactions.

The Funds’ portfolio managers also manage client accounts that sell securities short. As such, Credit Suisse may purchase or sell a security in one or more of its long-only accounts under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its accounts under management that hold securities short, and certain Credit Suisse client accounts may contain securities sold short that are simultaneously held as long positions in certain of the long-only accounts advised by Credit Suisse. Credit Suisse has created certain compliance policies and procedures designed to minimize harm from such contradictory activities/events.

The Funds’ portfolio managers manage certain accounts with respect to which the management fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio managers in that the portfolio managers may have an incentive to allocate the investment opportunities that they believe might be the most profitable to such other accounts instead of allocating them to a Fund. Credit Suisse has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.  Although Credit Suisse believes that its policies and procedures are appropriate to prevent, eliminate or minimize the harm of many potential conflicts of interest between Credit Suisse and its clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Credit Suisse has not identified in the summary above.

Security Ownership of Portfolio Managers for the JNL/Credit Suisse Commodity Securities Fund

Security Ownership of Portfolio Managers	Jordan Low	Christopher Burton	Andrew Karsh
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/Credit Suisse Long/Short Fund

Security Ownership of Portfolio Managers	Jordan Low
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Eagle Asset Management, Inc.

Eagle Asset Management, Inc. (“Eagle”), 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as Sub-Adviser to the JNL/Eagle Core Equity Fund and the JNL/Eagle SmallCap Equity Fund.  Eagle is a wholly owned subsidiary of Raymond James Financial, Inc., a publicly traded company which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients.

Portfolio Manager Compensation Structure

For the JNL/Eagle Core Equity Fund

Eagle typically compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. This evaluation may afford differing weights to specific funds, accounts or products based on a portfolio manager’s contribution or responsibility to the team. This weighting process is based on the overall size of a given fund or investment product and portfolio manager responsibility and/or contribution and may provide incentive for a portfolio manager to favor another account over the fund. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund.

Eagle has established procedures to mitigate these conflicts, including review of performance dispersion across all firm managed accounts and policies to monitor trading and best execution for all managed accounts and funds.

Eagle seeks to maintain a compensation program that is competitively positioned to attract and retain high caliber investment professionals. Investment professionals receive a base salary and deferred compensation along with a variable bonus based on revenues on accounts under management and the relative (pre-tax) performance (typically 1- and 3-year performance) of these accounts and various other variable forms of compensation, including stock options and an Executive benefit plan.

Eagle has created a compensation plan that provides its investment professionals with long-term financial incentives and encourages them to develop their careers at Eagle. Their investment professionals are compensated as follows:

•	All portfolio managers are paid base salaries that are competitive with others in their fields, based on industry surveys;
•	Portfolio managers participate in a revenue-sharing program that provides incentives to build a successful investment program over the long term;
•	Additional deferred compensation plans including restricted stock awards and stock option programs may be provided to key investment professionals;
•
All portfolio managers generally are eligible to receive benefits from the Sub-Adviser’s parent company including a 401(k) plan, profit sharing, Long-Term Incentive Plan, Employee Stock Option Plan and Employee Stock Purchase Plan.

The portfolio managers’ benchmark for evaluation purposes is the S&P 500.

For the JNL/Eagle Small Cap Equity Fund

Eagle typically compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. This evaluation may afford differing weights to specific funds, accounts or products based on a portfolio manager’s contribution or responsibility to the team. This weighting process is based on the overall size of a given fund or investment product and portfolio manager responsibility and/or contribution and may provide incentive for a portfolio manager to favor another account over the fund. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee.

Eagle has established procedures to mitigate these conflicts, including review of performance dispersion across all firm managed accounts and policies to monitor trading and best execution for all managed accounts and funds.

Mr. Boksen is paid a base salary that is competitive with other portfolio managers in the industry, based on industry surveys.  Mr. Boksen, along with other portfolio managers participate in a revenue sharing program that provides incentives to build a successful investment program over the long term and additional deferred compensation plans are provided to key investment professionals.  Mr. Boksen also participates in a non-qualified stock option program. Additionally, Mr. Boksen, along with all employees receive benefits from Eagle’s parent company including a 401(k) plan, profit sharing, and Employee Stock Purchase Plan.  Although some accounts may pay significantly higher or lower fees than the Fund, there is no difference between the basic methodology used to determine Mr. Boksen’s compensation with respect to the Fund and other Funds managed by Mr. Boksen. This revenue sharing program provides for an annual bonus, a portion of which may be paid in the form of restricted stock in Eagle’s parent company. Mr. Boksen’s compensation is based upon all accounts managed and performance is evaluated annually. Performance is evaluated on the entire composite of accounts and is pre-tax and account weighted.  Mr. Boksen’s additional compensation includes receipt of 50% of the net profits generated by the General Partner EB Management I.

Mr. Boksen’s benchmarks for evaluation purposes includes Lipper and Morningstar Fund rankings for Mutual Fund performance and the Russell 2000 index for separate accounts along with peer group rankings such as that of Callan Associates and Mercer Investment Consulting.

Mr. Mintz is paid a base salary and a bonus that is competitive with other similarly situated investment professionals in the industry, based on industry surveys. Mr. Mintz, along with all Eagle employees, receives benefits from Eagle’s parent company including a 401(k) plan, profit sharing, and Employee Stock Purchase Plan.  Compensation is based on individual performance as research analyst as well as contribution to the results of Eagle’s investment products. In addition, Mr. Mintz may receive additional compensation for his contribution as Assistant Portfolio Managers of the fund and other similarly managed accounts. Mr. Mintz also may receive an allocation of a portion of the incentive fee earned, if any, by EB Management I, LLC.

The following table reflects information as of December 31, 2009:

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

JNL/Eagle Core Equity Fund
Richard Skeppstrom Team	Number of Accounts	Total Assets
registered investment companies:	1	$133,583,655
other pooled investment vehicles:	0	$0
other accounts:	4,151	$924,747,476

JNL/Eagle SmallCap Equity Fund
Bert Boksen	Number of Accounts	Total Assets
registered investment companies:	13	$1,298,910,386
other pooled investment vehicles:	2	$57,001,222
other accounts:	2,503	$1,300,376,320

Eric Mintz	Number of Accounts	Total Assets
registered investment companies:	13	$1,298,910,386
other pooled investment vehicles:	0	$0
other accounts:	2,503	$1,300,376,320

Conflicts of Interest

Potential Conflicts

Eagle currently holds a 51% ownership interests in EB Management I, LLC which acts as the general partner to a limited partnership formed for investment purposes. Bert Boksen is a 49% owner of EB Management and the Portfolio Manager for the Eagle Aggressive Growth Partners Fund I L.P and Eagle Aggressive Growth Partners Fund II L.P.  Eagle also provides administrative and investment research services for the general partner.  Certain officers and employees of Eagle have investment interests in the partnership. On occasion, orders for the securities transactions of a partnership may be aggregated with orders for Eagle's client accounts. In such instances, Eagle will ensure that the allocation of securities among Eagle's clients and the partnership is equitable; price averaging may be used for trades executed in a series of transactions on the same day.  Eagle does not invest assets of clients' accounts in such limited partnership. Officers and employees of Raymond James Financial, Inc. and its subsidiaries may have investment interest in such investment partnership.

Eagle’s portfolio management team manages other accounts with investment strategies similar to the Portfolio. Certain conflicts of interest may arise in connection with the management of multiple portfolios. As noted above, fees vary among these accounts and the portfolio manager may personally invest in some of these accounts. This could create potential conflicts of interest where a portfolio manager may favor certain accounts over others, resulting in other accounts outperforming the Portfolio. Other potential conflicts include conflicts in the allocation of investment opportunities and aggregated trading. However, Eagle has developed and implemented policies and procedures designed to ensure that all clients are treated equitably. In addition, compliance oversight and monitoring ensures adherence to policies designed to avoid conflicts. Also, as indicated in Eagle’s Code of Ethics there are certain procedures in place to avoid conflicts of interest when the Manager and other investment personnel of Eagle buy or sell securities also owned by, or bought or sold for Clients.

Security Ownership of Portfolio Manager(s) for the JNL/Eagle Core Equity Fund

Security Ownership of Portfolio Managers	Richard Skeppstrom and Team
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Manager for the JNL/Eagle SmallCap Equity Fund

Security Ownership of Portfolio Managers	Bert Boksen	Eric Mintz
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Franklin Advisory Services, LLC

Franklin Advisory Services, LLC, (“Franklin”) which is located at One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, serves as Sub-Adviser to the JNL/Franklin Templeton Small Cap Value Fund.  Franklin is an indirect wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.  Charles B. Johnson and Gregory E. Johnson are the principal shareholders of Franklin Resources, Inc.

Portfolio Manager Compensation Structure

Franklin Advisory Services seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary.  Each portfolio manager is paid a base salary.

Annual bonus.  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders.  The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

▪
Investment performance.  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

▪
Non-investment performance.  The more qualitative contributions of a portfolio manager to the manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

▪	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation.  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

William J. Lippman	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	14	$9,895.5
other pooled investment vehicles:	1	$198.0
other accounts:	0	$0

Bruce C. Baughman, CPA	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	14	$9,895.5
other pooled investment vehicles:	1	$198.0
other accounts:	0	$0

Margaret McGee	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	14	$9,895.5
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Donald G. Taylor, CPA	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	14	$9,895.5
other pooled investment vehicles:	1	$198.0
other accounts:	0	$0

Y. Dogan Sahin, CFA	Number Of Accounts	Total Assets (Millions)
registered investment companies:	2	$2,468.8
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Conflicts of Interest

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of Portfolio Manager(s) for the JNL/Franklin Templeton Small Cap Value Fund

Security Ownership of Portfolio Managers	William J. Lippman	Bruce C. Baughman, CPA	Margaret McGee	Donald G. Taylor, CPA	Y. Dogan Sahin, CFA
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Franklin Advisers, Inc.

Franklin Advisers, Inc. (“Franklin Advisers”) is located at One Franklin Parkway, San Mateo, California 94403, serves as Sub-Adviser to the JNL/Franklin Templeton Income Fund.  Franklin Advisers is an indirect wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.  Charles B. Johnson and Gregory E. Johnson are the principal shareholders of Franklin Resources, Inc.

Portfolio Manager Compensation Structure

Franklin Advisers, Inc. seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary.  Each portfolio manager is paid a base salary.

Annual bonus.  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

▪
Investment performance.  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

▪
Non-investment performance.  The more qualitative contributions of a portfolio manager to the manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

▪	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation.  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

Edward D. Perks	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	10	$61,301.5
other pooled investment vehicles:	2	$501.0
other accounts:	0	$0

Charles B. Johnson	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	4	$59,072.0
other pooled investment vehicles:	2	$501.0
other accounts:	0	$0

Conflicts of Interest

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of Portfolio Managers for the JNL/Franklin Templeton Income Fund

Security Ownership of Portfolio Managers	Edward D. Perks	Charles B. Johnson
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Franklin Mutual Advisers, LLC

Franklin Mutual Advisers, LLC (“Franklin Mutual”), located at 101 John F. Kennedy Parkway, Short Hills, New Jersey, 07078, serves as Sub-Adviser to the JNL/Franklin Templeton Mutual Shares Fund.  Franklin Mutual is an indirect, wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.  Charles B. Johnson and Gregory E. Johnson are the principal shareholders of Franklin Resources, Inc.

Portfolio Manager Compensation Structure

Franklin Mutual Advisers seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary  Each portfolio manager is paid a base salary.

Annual bonus  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

▪
Investment performance.  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

▪
Non-investment performance.  The more qualitative contributions of a portfolio manager to the manager’s business and the investment management team, including business knowledge, contribution to team efforts, mentoring of junior staff, and contribution to the marketing of the Funds, are evaluated in determining the amount of any bonus award.

▪	Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time.

▪	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation.  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Peter Langerman, as the Chief Investment Officer of the Manager, may participate in a separate bonus opportunity that is linked the achievement of certain objectives, such as team development, defining the research and investment management process and maintaining cost efficiencies.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

Peter A. Langerman	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	11	$40,160.8
other pooled investment vehicles:	6	$3,255.7
other accounts:	0	$0

Deborah A. Turner	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	5	$21,728.2
other pooled investment vehicles:	3	$1,211.8
other accounts:	0	$0

F. David Segal	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	6	$22,538.6
other pooled investment vehicles:	2	$1,195.8
other accounts:	0	$0

Conflicts of Interest

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics (“Code”) which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.  The Code provides that a conflict of interest is any circumstance where an individual's personal interest interferes or even appears to interfere with the interests of Franklin Resources, Inc. and all of its U.S. and non-U.S. subsidiaries and affiliates (collectively, the “Company”).  The Code provides that all officers, directors, employees and temporary employees (each, a “Covered Person”) of the Company have a duty to avoid financial, business or other relationships that might be opposed to the interests of the Company or might cause a conflict with the performance of their duties.  The Code states that a conflict can arise when a Covered Person takes actions or has interests that may make it difficult to perform his or her Company related work objectively and effectively.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of Portfolio Managers for the JNL/Franklin Templeton Mutual Shares Fund

Security Ownership of Portfolio Managers	Peter A. Langerman	Deborah A. Turner	F. David Segal
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Franklin Templeton Institutional, LLC

Franklin Templeton Institutional, LLC (“Franklin Institutional”) is located at 600 Fifth Avenue, New York, New York 10020 and serves as Sub-Adviser to the JNL/Franklin Templeton International Small Cap Growth Fund.  Franklin Institutional is an indirect wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.  Charles B. Johnson and Gregory E. Johnson are the principal shareholders of Franklin Resources, Inc.

Portfolio Manager Compensation Structure

Franklin Institutional seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary.  Each portfolio manager is paid a base salary.

Annual bonus.  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

▪
Investment performance.  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

▪
Non-investment performance.  The more qualitative contributions of a portfolio manager to the manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

▪	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation.  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

Edwin Lugo CFA	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	1	$101.0
other pooled investment vehicles:	3	$467.5
other accounts:	0	$0

David Glazer CFA	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	1	$101.0
other pooled investment vehicles:	1	$41.8
other accounts:	0	$0

Conflicts of Interest

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics (“Code”) which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.  The Code provides that a conflict of interest is any circumstance where an individual's personal interest interferes or even appears to interfere with the interests of Franklin Resources, Inc. and all of its U.S. and non-U.S. subsidiaries and affiliates (collectively, the “Company”).  The Code provides that all officers, directors, employees and temporary employees (each, a “Covered Person”) of the Company have a duty to avoid financial, business or other relationships that might be opposed to the interests of the Company or might cause a conflict with the performance of their duties.  The Code states that a conflict can arise when a Covered Person takes actions or has interests that may make it difficult to perform his or her Company related work objectively and effectively.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of Portfolio Managers for the JNL/Franklin Templeton International Small Cap Growth Fund

Security Ownership of Portfolio Managers	Edwin Lugo CFA	David Glazer CFA
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM®”), which is located at 32 Old Slip, New York, New York 10005 serves as Sub-Adviser to the JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, and JNL/Goldman Sachs Core Plus Bond Fund.  GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”).  As of December 31, 2009, GSAM, including its investment advisory affiliates, along with other units of the Investment Management Division of GSAM, had assets under management of $753.4 billion (including seed capital and excluding assets under supervision).

In connection with GSAM’s service as Sub-Adviser to the JNL/Goldman Sachs Core Plus Bond Fund and the JNL/Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs Asset Management International (“GSAMI”) will implement and manage certain country and currency strategies of each such Fund.  The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for each Fund allocated by GSAM to GSAMI for these strategies.  GSAMI is not compensated by the Trust.  GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs.  GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

Portfolio Manager Compensation Structure

Value Team Base Salary and Performance Bonus.

GSAM Value Team’s (“Value Team”) compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager’s individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team’s total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

•           Individual performance (relative, absolute)
•           Team performance (relative, absolute)
•           Consistent performance that aligns with clients’ objectives
•           Achievement of top rankings (relative and competitive)

The benchmark for this Fund is the Russell Midcap Value Index.

Fixed Income Base Salary and Performance Bonus.

GSAM’s Fixed Income Team’s (the “Fixed Income Team”) compensation package for its portfolio managers is comprised of a base salary and performance bonus. The base salary is fixed. However, the performance bonus is a function of each portfolio manager’s individual performance; the Fixed Income Team’s total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees; his or her contribution to the overall performance of the Fixed Income team; the performance of GSAM; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk exposure.

The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) overall pre-tax portfolio performance; (2) consistency of performance across accounts with similar profiles; (3) compliance with risk budgets; and (4) communication with other portfolio managers within the research process. In addition, the following factors involving the overall performance of the investment style team are also considered when the amount of performance bonus is determined: (1) whether the teams’ performance exceeded performance benchmarks over one-year and three-year periods (for Fund specific benchmarks please see below) ; (2) whether the team managed portfolios within a defined range around a targeted tracking error; (3) whether the team performed consistently with objectives and client commitments; (4) whether the team achieved top tier rankings and ratings (a consideration secondary to the above); and (5) whether the team managed all similarly mandated accounts in a consistent manner.

The benchmark for the JNL/Goldman Sachs Core Plus Bond Fund is Barclays Capital U.S. Aggregate Bond Index.

The benchmark for the JNL/Goldman Sachs Emerging Markets Debt Fund is J.P.Morgan EMBI Global Diversified Index.

All GSAM Portfolio Management Teams:

In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401(k) program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (ii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

JNL/Goldman Sachs Mid Cap Value Fund

	Number of Other Accounts Managed and Total Assets by Account Type
Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Dolores Bamford	10	13,707.0	2	88.7	198	11,674.4
David L. Berdon	9	12,060.2	2	88.7	181	10,598.6
Andrew Braun	9	12,060.2	2	88.7	181	10,598.6
Sean Butkus	10	13,707.0	2	88.7	198	11,674.4
Scott Carroll	10	13,707.0	2	88.7	198	11,674.4
J. Kelly Flynn	10	13,707.0	2	88.7	198	11,674.4
Sean Gallagher	9	12,060.2	2	88.7	181	10,598.6
John Arege	9	12,060.2	2	88.7	181	10,598.6

	Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Dolores Bamford	-	-	2	88.7	3	252.6
David L. Berdon	-	-	2	88.7	2	130.4
Andrew Braun	-	-	2	88.7	2	130.4
Sean Butkus	-	-	2	88.7	3	252.6
Scott Carroll	-	-	2	88.7	3	252.6
J. Kelly Flynn	-	-	2	88.7	3	252.6
Sean Gallagher	-	-	2	88.7	2	130.4
John Arege	-	-	2	88.7	2	130.4

JNL/Goldman Sachs Core Plus Bond Fund

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Michael Swell	70	$12,796,757,320.20	52	$18,317,982,999.43	286	$91,400,288,853
James Clark	70	$12,796,757,320.20	52	$18,317,982,999.43	286	$91,400,288,853

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Portfolio Managers
Michael Swell	-	-	20	$5,560,018,468	25	$10,320,232,501
James Clark	-	-	20	$5,560,018,468	25	$10,320,232,501

JNL/Goldman Sachs Emerging Markets Debt Fund

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Samuel Finkelstein	7	1,069,065,089	17	9,071,248,165	149	78,981,926,479
Ricardo Penfold	5	794,383,875	10	8,541,439,438	141	78,060,190,868

	Number of Accounts and Total Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Samuel Finkelstein	1	23,110,963	-	-	7	877,478,208
Ricardo Penfold	-	-	-	-	1	149,859,816

Conflicts of Interest

GSAM’s portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Funds and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. GSAM seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

Security Ownership of Portfolio Managers for the JNL/Goldman Sachs Mid Cap Value Fund

Security Ownership of Portfolio Managers	Sean Butkus	Dolores Bamford	Andy Braun	Sean Gallagher	David Berdon	Scott Carroll	J. Kelly Flynn
None	X	X	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/Goldman Sachs Core Plus Bond Fund

Security Ownership of Portfolio Managers	Michael Swell	James B. Clark
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/Goldman Sachs Emerging Markets Debt Fund

Security Ownership of Portfolio Managers	Samuel Finkelstein	Ricardo Penfold
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Due to GSAM internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.

Jackson National Asset Management, LLC

Jackson National Asset Management, LLC (“JNAM”), located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, makes the allocations to the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund, the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and the JNL/S&P 4 Fund.  JNAM is a is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Portfolio Manager Compensation Structure

Assets of JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, and the JNL/Mellon Capital Management 10 x 10 Fund (“Funds”) are invested in a combination of mutual funds (“Underlying Funds”).  JNAM manages the Funds according to those narrow asset allocation limits.  In this context, the term “portfolio manager” refers to oversight of the asset allocation process, and portfolio managers perform primarily a technical, systems oversight role, insuring the proper pre-determined asset allocation in the Underlying Funds.  The portfolio managers will determine allocations to the Underlying Funds for the “Alt Strategies,” and apply those allocations.  There is no special compensation arrangement for the portfolio managers.  The portfolio managers are paid their regular base salary, receive an incentive bonus opportunity, and receive a benefits package commensurate with all other JNAM employees.

Jackson’s policy is to reward professional staff according to competitive industry scales, personal effort and performance.  This is accomplished throughout three primary compensation elements:  Base salary and an annual bonus are the primary compensation arrangements.  Certain individuals may participate in Jackson’s long-term incentive program (“LTIP”).  Base salary is evaluated for each professional at least annually based on tenure, performance, and market factors.  The Jackson LTIP program is based on the overall performance of the operations of Jackson and other U.S. based affiliates. To help in retaining its investment professionals, the Jackson LTIP has a four-year cliff vesting.  The mix of base, bonus, and LTIP varies by level, with more senior employees having a greater percentage of their pay at risk through annual bonus and LTIP.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and the JNL/S&P 4 Fund
Daniel W. Koors	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	4	$1,867
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Lynn M. Mouser	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	4	$1,867
other pooled investment vehicles:	0	$0
other accounts:	0	$0

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund
Steven B. Young	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	4	$1,096
other pooled investment vehicles:	0	$0
other accounts:	24	$2,250

Conflicts of Interest

As discussed herein, the Funds, with the exception of the Alt Strategy Funds, are invested in the Underlying Funds according a pre-determined allocation in the Underlying Funds.  The Alt Strategy Funds are allocated to the Underlying Funds based on allocations determined by the portfolio managers.  The Underlying Funds available for the Alt Strategy Funds are limited.  Daily cash flows will require the allocation of Fund assets among the Underlying Funds.  Consequently, the portfolio managers may have access to purchase and sale information related to the Underlying Funds, which may create a conflict of interest should the portfolio managers attempt to trade in shares of the Underlying Funds.  Shares of the Funds and the Underlying Funds may only be acquired through the Jackson variable contracts.  Pursuant to JNAM’s and the Funds’ Code of Ethics, purchases and sales of Jackson and Jackson NY variable contracts must be reported by all “Access Persons,” including the portfolio managers, and consequently, all transactions in the Funds and Underlying Funds are monitored for compliance with the Code of Ethics.  In addition, JNAM and the Funds have adopted certain compliance policies and procedures, which are reasonably designed to maintain compliance with federal and state regulatory requirements, and to prevent conflicts of interests.  However, there is no guarantee that such policies and policies and procedures will detect every situation in which a conflict arises.

Security Ownership of Portfolio Manager(s) for the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and the JNL/S&P 4 Fund

Security Ownership of Portfolio Managers	Lynn M. Mouser	Daniel W. Koors
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Manager(s) for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund

Security Ownership of Portfolio Managers	Steven B. Young
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Ivy Investment Management Company

Ivy Investment Management Company (“IICO”), located at 6300 Lamar Avenue, P.O.Box 29217, Shawnee Mission, Kansas 66201-9217, serves as Sub-Adviser to the JNL/Ivy Asset Strategy Fund.  IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”) and is a registered investment adviser with approximately $35.2 billion in assets as of December 31, 2009.

Portfolio Manager Compensation Structure

IICO believes that integral to the retention of investment professionals are: a) a competitive base salary, that is commensurate with the individual’s level of experience and responsibility; b) an attractive bonus structure linked to investment performance, described below; and c) eligibility for a stock incentive plan in shares of WDR that rewards teamwork. Awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent; and d) to the extent a portfolio manager also manages institutional separate accounts, he or she will share in a percentage of the revenues earned, on behalf of such accounts, by IICO.

Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of the portfolio relative to an appropriate benchmark, the more bonus compensation the manager receives. The primary benchmark is their percentile ranking against the performance of managers of the same investment style at other firms. The secondary benchmark is an index of securities matched to the same investment style. Half of their bonuses are based upon a three-year period and half is based upon a one-year period. For truly exceptional results, bonuses can be several multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios are similar in investment style and all are taken into account in determining bonuses. Thirty percent of annual performance-based bonuses are deferred for a three-year period. During that time, the deferred portion of bonuses are invested in mutual funds managed by IICO (or its affiliate), with a minimum of 50% of the deferred bonus required to be invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being invested in mutual funds managed by IICO (or its affiliate), the WDR’s 401(k) plan offers mutual funds managed by IICO (or its affiliate) as investment options. Bonus compensation is not based upon, or calculated due to, the amount of the mutual fund assets under management attributable to a respective portfolio manager.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

JNL/Ivy Asset Strategy Fund
Michael L. Avery	Number Of Accounts	Total Assets (in millions)
registered investment companies:	13	$25,624.8
other pooled investment vehicles:	0	$0
other accounts:	3	$319.5

Ryan F. Caldwell	Number Of Accounts	Total Assets (in millions)
registered investment companies:	6	$24,854.3
other pooled investment vehicles:	0	$0
other accounts:	3	$319.5

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:

•
The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. IICO seeks to manage such competing interests for the time and attention of portfolio managers by having a portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

•
The portfolio manager might execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund might outperform the securities selected for the fund. IICO seeks to manage this potential conflict by requiring all portfolio transactions to be allocated pursuant to IICO’s adopted Allocation Procedures.

IICO and the Funds have adopted certain compliance procedures, including the Code of Ethics, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the JNL/Ivy Asset Strategy Fund

Security Ownership of Portfolio Managers	Michael L. Avery	Ryan F. Caldwell
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

J.P. Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. (“JP Morgan”), with principal offices at 245 Park Avenue, New York, New York 10167, serves as Sub-Adviser to the JNL/JPMorgan International Value Fund, the JNL/JPMorgan MidCap Growth Fund and the JNL/JPMorgan U.S. Government & Quality Bond Fund.  JP Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly-traded bank holding company.  JP Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

Portfolio Manager Compensation Structure

J.P. Morgan Investment Management Inc. (“JP Morgan”)’s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates. These elements reflect individual performance and the performance of JP Morgan’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s Prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

JNL/JPMorgan International Value Fund
Gerd Woort-Menker	Number Of Accounts	Total Assets
registered investment companies:	5	$1,986,900,000
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Jeroen Huysinga	Number Of Accounts	Total Assets
registered investment companies:	4	$419,300,000
other pooled investment vehicles:	0	$0
other accounts:	8	$1,075,000,000

Performance Based Fee

Jeroen Huysinga	Number Of Accounts	Total Assets
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	4	$785,400,000

JNL/JPMorgan Mid Cap Growth Fund
Christopher Jones	Number Of Accounts	Total Assets
registered investment companies:	12	$6,325,877,000
other pooled investment vehicles:	1	$131,543,000
other accounts:	2	$30,535,000

Performance Based Fee

Christopher Jones	Number Of Accounts	Total Assets
registered investment companies:	0	$0
other pooled investment vehicles:	1	$67,920,000
other accounts:	0	$0

Timothy Parton	Number Of Accounts	Total Assets
registered investment companies:	5	$2,597,442,000
other pooled investment vehicles:	1	$268,750,000
other accounts:	3	$75,455,000

JNL/JPMorgan U.S. Government & Quality Bond Fund
Michael Sais	Number Of Accounts	Total Assets
registered investment companies:	3	$3,054,249,000
other pooled investment vehicles:	3	$942,127,000
other accounts:	6	$2,993,957,000

Conflicts of Interest

The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JP Morgan’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan’s or its affiliates' overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account's objectives.

The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.

Security Ownership of Portfolio Managers for the JNL/JPMorgan International Value Fund

Security Ownership of Portfolio Managers	Gerd Woort-Menker	Jeroen Huysinga
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/JPMorgan MidCap Growth Fund

Security Ownership of Portfolio Managers	Christopher Jones	Timothy Parton
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Manager for the JNL/JPMorgan U.S. Government & Quality Bond Fund

Security Ownership of Portfolio Managers	Michael Sais
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Lazard Asset Management LLC

Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York 10112, serves as Sub-Adviser to the JNL/Lazard Emerging Markets Fund and JNL/Lazard Mid Cap Equity Fund.  Lazard is a subsidiary of Lazard Frères & Co. LLC (Lazard Frères), a New York limited liability company, which is a member of the New York, American and Chicago Stock Exchanges.  Lazard Frères provides its clients with a wide variety of investment banking, brokerage and related services.  Its clients are both individuals and institutions.

Team Management and Model Portfolios. Portfolio managers at Lazard manage multiple accounts for a diverse client base, including private clients, institutions and investment funds.  Lazard manages all portfolios on a team basis.  The team is involved at all levels of the investment process.  This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm’s best thinking, not that of a single portfolio manager.  Lazard manages all like investment mandates against a model portfolio.  Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

Portfolio Manager Compensation Structure

Lazard’s portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, have similar investment objectives, strategies, risks and fees to those managed on behalf of the Fund.  Portfolio managers responsible for managing the Fund may also manage sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles, separate accounts, separately managed account programs (often referred to as “wrap accounts”) and model portfolios.

Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively.

The quantitative compensation factors include:

•	Performance relative to benchmark
•	Performance relative to applicable peer group
•	Absolute return
•	Assets under management

The qualitative compensation factors include:

•	Leadership
•	Mentoring
•	Teamwork

Salary and bonus are paid in cash.  Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account.  Various factors are considered in the determination of a portfolio manager’s compensation.  All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time.  Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy such as leadership, teamwork and commitment.

Total compensation is not fixed, but rather is based on the following factors: (i) maintenance of current knowledge and opinions on companies owned in the portfolio; (ii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iii) ability and willingness to develop and share ideas on a team basis; and (iv) the performance results of the portfolios managed by the investment team.

Variable bonus is based on the portfolio manager’s quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark (as set forth in the prospectus) over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers.  In addition, the portfolio manager’s bonus can be influenced by subjective measurement of the manager’s ability to help others make investment decisions.

The Lazard Asset Management LLC (Lazard) Equity Plan, whereby certain employees of Lazard retained an equity interest in Lazard, was terminated during the third quarter of 2008. Lazard Ltd. acquired the equity interests held by Lazard employees in exchange for cash and stock in Lazard Ltd. With the termination of the Lazard Equity Plan, Lazard is owned by Lazard Frères & Co. LLC.

The chart below includes information regarding the members of the portfolio management team responsible for managing the Fund.  Specifically, it shows the number of other portfolios and assets (as of the most recent fiscal year end) managed by each team member, as well as the amount (within certain specified ranges) of money invested by each team member in shares of the Fund.  As noted in the chart, the portfolio managers managing the Fund may also individually be members of management teams that are responsible for managing Similar Accounts.  A significant proportion of these Similar Accounts may be within separately managed account programs, where the third party program sponsor is responsible for applying specific client objectives, guidelines and limitations against the model portfolio managed by the portfolio management team.  Regardless of the number of accounts, the portfolio management team still manages each account based on a model portfolio as described above.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

JNL/Lazard Emerging Markets Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Rohit Chopra	Other Pooled Vehicles	13	4,173,878,405	0	0
	Other Accounts	94	7,018,217,969	6	1,245,322,537
	Reg Investment Companies	5	12,903,536,488	0	0

James Donald	Other Pooled Vehicles	14	4,186,603,694	0	0
	Other Accounts	142	7,956,331,292	6	1,245,322,537
	Reg Investment Companies	7	14,716,903,049	1	1,804,849,494

Erik McKee	Other Pooled Vehicles	13	4,173,878,405	0	0
	Other Accounts	94	7,018,217,969	6	1,245,322,537
	Reg Investment Companies	5	12,903,536,488	0	0

John Reinsberg	Other Pooled Vehicles	4	102,557,214	4	102,557,214
	Other Accounts	59	4,326,064,411	1	0
	Reg Investment Companies	5	569,723,625	0	0

JNL/Lazard Mid Cap Equity Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Christopher Blake	Other Pooled Vehicles	3	565,935,243	0	0
	Other Accounts	68	1,883,224,285	1	41,341,069
	Reg Investment Companies	8	9,668,438,176	1	6,315,060,246

Robert Failla	Other Pooled Vehicles	6	724,602,626	0	0
	Other Accounts	80	3,524,239,505	1	41,341,069
	Reg Investment Companies	8	9,668,438,176	1	6,315,060,246

Andrew Lacey	Other Pooled Vehicles	7	697,666,562	0	0
	Other Accounts	237	4,704,348,528	0	0
	Reg Investment Companies	11	9,933,694,945	1	6,315,060,246

Conflicts of Interest

Material Conflicts Related to Management of Similar Accounts.  Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts with similar investment objectives and strategies as the Fund (“Similar Accounts”), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same security, as described below).  In addition, the Fund, as a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard’s management of the Fund and Similar Accounts.  For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard's overall allocation of securities in that offering, or to increase Lazard's ability to participate in future offerings by the same underwriter or issuer.  Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts.  Initial public offerings, in particular, are frequently of very limited availability.  Additionally, portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Fund, that they are managing on behalf of Lazard.  Although Lazard does not track each individual portfolio manager’s time dedicated to each account, Lazard periodically reviews each portfolio manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.  In addition, Lazard could be viewed as having a conflict of interest to the extent that Lazard and/or portfolios managers have a materially larger investment in a Similar Account than their investment in the Fund.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchase by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.  Lazard manages hedge funds that are subject to performance/incentive fees.  Certain hedge funds managed by Lazard may also be permitted to sell securities short.  When Lazard engages in short sales of securities of the type in which the Fund invests, Lazard could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall.  As described above, Lazard has procedures in place to address these conflicts.  Portfolio managers and portfolio management teams are generally not permitted to manage long-only assets alongside long/short assets, although may from time to time manage both hedge funds and long-only accounts, including open-end and closed-end registered investment companies.

Security Ownership of Portfolio Managers for the JNL/Lazard Emerging Markets Fund

Security Ownership of Portfolio Managers	John R. Reinsberg	James M. Donald
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/Lazard Mid Cap Equity Fund

Security Ownership of Portfolio Managers	Andrew Lacey	Robert A. Failla	Christopher H. Blake
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

M&G Investment Management Limited (“MAGIM”)

M&G Investment Management Limited (“MAGIM”) located at Laurence Pountney Hill, London EC4R 0HH sub-advises the JNL/M&G Global Basics Fund and the JNL/M&G Global Leaders Fund.  MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Portfolio Manager Compensation Structure

M&G believes it has a strong and integrated set of compensation practices designed to reflect the logic, internally within M&G, of people’s value as well as their outputs. MAGIM’s remuneration package is regularly reviewed by outside consultants to ensure that it is competitive in the London investment management market.

Each component of the remuneration package has a role to play in the effective and appropriate reward of individuals in order to attract, retain and motivate. MAGIM believes it is also important to ensure that in total the components are coherent and relate appropriately to each other, delivering the reward levels that MAGIM wants to make available for different levels of performance. The components are as follows:

•	Base pay is used to reward ‘inputs’, reflecting the values of people’s knowledge, skills, aptitudes and track records. It progresses in line with personal growth, general contribution and potential.

•
Bonus payment levels are closely aligned with ‘outputs’, chiefly investment performance but also other results such as asset accumulation. Bonuses are discretionary, variable year on year and reflect largely personal and team performance.

•
Our long-term incentive plan, based on phantom equity in MAGIM, is designed to provide a meaningful stake in the future growth of the value of the company to those who have a significant role to play in its growth.

M&G’s corporate culture aids in the attraction and retention of key professionals through the empowerment and responsibility it offers, together with the opportunities it provides for professionals to work with similarly minded experts in different investment fields.

Evaluations are undertaken on an annual basis with some half-yearly reviews as necessary.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

JNL/M&G Global Basics Fund
Graham French	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	0	$0
other pooled investment vehicles*:	5	$11,782
other accounts:	0	$0

JNL/M&G Global Leaders Fund
Aled Smith	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	0	$0
other pooled investment vehicles*:	6	$4,956
other accounts:	0	$0

Conflicts of Interest

At MAGIM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds, these other accounts may include non-U.S. collective investment schemes, insurance companies, and segregated pension funds. MAGIM manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes, and oversight by directors. MAGIM has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds participate in investment decisions involving the same securities.

Security Ownership of Portfolio Managers for the JNL/M&G Global Basics Fund

Security Ownership of Portfolio Managers	Graham French
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/M&G Global Leaders Fund

Security Ownership of Portfolio Managers	Aled Smith
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Mellon Capital Management Corporation

Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, serves as Sub-Adviser to the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund.  Mellon Capital also serves as co-Sub-Adviser to the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Portfolio Manager Compensation Structure

Passively Managed And Actively Managed Mutual Fund Portfolio Manager Compensation

As of December 31, 2009, the primary objectives of the Mellon Capital compensation plans are as follows:

•
Mellon Capital’s portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation Deferred Compensation Plan for Employees.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

JNL/Mellon Capital Management S&P 500 Index Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets
registered investment companies:	97	$29,328
other pooled investment vehicles:	59	$54,185
other accounts:	67	$27,922

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets
registered investment companies:	97	$29,328
other pooled investment vehicles:	59	$54,185
other accounts:	67	$27,922

JNL/Mellon Capital Management Small Cap Index Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets
registered investment companies:	97	$29,328
other pooled investment vehicles:	59	$54,185
other accounts:	67	$27,922

JNL/Mellon Capital Management International Index Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets
registered investment companies:	97	$29,328
other pooled investment vehicles:	59	$54,185
other accounts:	67	$27,922

JNL/Mellon Capital Management Bond Index Fund
David Kwan, Lowell Bennett	Number Of Accounts	Total Assets
registered investment companies:	7	$1,982
other pooled investment vehicles:	25	$11,299
other accounts:	24	$4,386

JNL/Mellon Capital Management European 30 Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	97	$29,328
other pooled investment vehicles:	59	$54,185
other accounts:	67	$27,922

JNL/Mellon Capital Management Pacific Rim 30 Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	97	$29,328
other pooled investment vehicles:	59	$54,185
other accounts:	67	$27,922

JNL/Mellon Capital Management Global Alpha Fund
Helen Potter, Vassilis Dagioglu and James Stavena	Number Of Accounts	Total Assets
registered investment companies:	8	$10,138
other pooled investment vehicles:	27	$7,033
other accounts:	147	$8,793

JNL/S&P Competitive Advantage Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	97	$29,328
other pooled investment vehicles:	59	$54,185
other accounts:	67	$27,922

JNL/S&P Dividend Income & Growth Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	97	$29,328
other pooled investment vehicles:	59	$54,185
other accounts:	67	$27,922

JNL/S&P Intrinsic Value Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	97	$29,328
other pooled investment vehicles:	59	$54,185
other accounts:	67	$27,922

JNL/S&P Total Yield Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	97	$29,328
other pooled investment vehicles:	59	$54,185
other accounts:	67	$27,922

Conflicts of Interest

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists.  Each portfolio manager generally manages portfolios having substantially the same investment style as the Funds.  However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others.  The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios.  A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely impact the Funds depending on market conditions.  For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio.  In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts.  However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others.  There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Compensation of Portfolio Managers and Other Accounts Managed”). In addition, current trading practices do not allow Mellon Capital Management Corporation to intentionally favor one portfolio over another as trades are executed as trade orders are received.  Portfolio’s rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market on close.

Security Ownership of Portfolio Managers for the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Mellon Capital Management European 30 Fund, the JNL/Mellon Capital Management Pacific Rim 30 Fund, the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund

Security Ownership of Portfolio Managers	Richard Brown	Thomas Durante	Karen Wong
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/Mellon Capital Management Bond Index Fund

Security Ownership of Portfolio Managers	David Kwan	Lowell Bennett
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/Mellon Capital Management Global Alpha Fund

Security Ownership of Portfolio Managers	Helen Potter	Vassilis Dagioglu	James Stavena
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

OppenheimerFunds, Inc.

OppenheimerFunds, Inc. (“Oppenheimer”), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, serves as Sub-Adviser to the JNL/Oppenheimer Global Growth Fund.  As of December 31, 2009, Oppenheimer, including subsidiaries and controlled affiliates, managed more than $160 billion in assets.  Oppenheimer is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

Portfolio Manager Compensation Structure

Compensation of the Portfolio Managers.  The Sub-Adviser’s Portfolio Managers are employed and compensated by the Sub-Adviser, not the Fund. Under the Sub-Adviser’s compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Sub-Adviser. This is intended to align the portfolio managers’ and analysts’ interests with the success of the funds and accounts and their investors. The Sub-Adviser’s compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2008 each Portfolio Managers’ compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Sub-Adviser’s holding company parent. Senior portfolio managers may also be eligible to participate in the Sub-Adviser’s deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Sub-Adviser attract and retain talent. The annual discretionary bonus is determined by senior management of the Sub-Adviser and is based on a number of factors, including a fund’s pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio Managers. The compensation structure of one other fund managed by the Portfolio Managers is different from the compensation structure of the Fund, described above. That fund’s compensation structure is based on the fund’s performance.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

JNL/Oppenheimer Global Growth Fund

Portfolio Manager	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category (in millions)	Number of Accounts in Category	Total Assets in Accounts in Category (in millions)
Rajeev Bhaman	Registered Investment Companies	8	$15,458	0	$0
	Pooled Investment Vehicles	4	$516	0	$0
	Other Accounts	2	$496	0	$0
1 Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

Conflicts of Interest

As indicated above, the Portfolio Manager also manages other funds. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment strategies of the other fund are the same as, or different from, the Fund’s investment objectives and strategies. For example the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund. However, the Manager’s compliance procedures and Code of Ethics recognize the Manager’s fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund’s Portfolio Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

Security Ownership of Portfolio Manager for the JNL/Oppenheimer Global Growth Fund

Security Ownership of Portfolio Managers	Rajeev Bhaman
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Pacific Investment Management Company LLC (“PIMCO”)

PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660 serves as Sub-Adviser to the JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund.  PIMCO is an investment management firm founded in 1971.  PIMCO is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”).  Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP.  Allianz SE is a European-based, multinational insurance and financial services holding company.

Portfolio Manager Compensation

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation.  PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

•
3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
•	Amount and nature of assets managed by the portfolio manager;
•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
•	Contributions to asset retention, gathering and client satisfaction;
•	Contributions to mentoring, coaching and/or supervising; and
•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Key employees of PIMCO, including certain Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan.  The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five.  Upon vesting, the options will convert into PIMCO M Units, which are non-voting common equity of PIMCO.  M Units pay out quarterly distributions equal to a pro-rata share of PIMCO’s net profits.  There is no assured liquidity and they may remain outstanding perpetually.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

JNL/PIMCO Real Return Fund
Mihir Worah	Number Of Accounts	Total Assets ($MM)
registered investment companies:	20	$50,968.26
other pooled investment vehicles:	22	$5,982.20
other accounts:	54	$22,355.36

JNL/PIMCO Total Return Bond Fund
William H. Gross	Number Of Accounts	Total Assets ($MM)
registered investment companies:	40	$285,032.61
other pooled investment vehicles:	21	$19,976.93
other accounts:	65	$35,735.41

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Funds. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of each Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Funds.

Investment Opportunities. A potential conflict of interest may arise as result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Funds and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Funds and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Funds and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by- side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Funds. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

Security Ownership of Portfolio Manager for the JNL/PIMCO Real Return Fund

Security Ownership of Portfolio Managers	Mihir Worah
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Manager for the JNL/PIMCO Total Return Bond Fund

Security Ownership of Portfolio Managers	William H. Gross
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

PPM America, Inc.

PPM America, Inc. (“PPM”), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as Sub-Adviser to the JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Value Equity Fund, and the JNL/PPM America High Yield Bond Fund.  PPM, an affiliate of the Adviser, is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Portfolio Manager Compensation Structure

PPM considers compensation critical to the retention of high quality investment professionals. PPM’s policy is to reward professional staff according to competitive industry scales, personal effort and performance.  This is accomplished throughout three primary compensation elements:  Fixed base salary, subject to annual merit increases, annual bonus, and PPM’s long-term incentive program (“LTIP”).  Base salary is evaluated for each professional at least annually based on tenure, performance, and market factors.  A small portion is placed in a three-year deferral period that is forfeited if the portfolio manager leaves before the end of the deferral period.  The PPM LTIP program is based on the overall performance of the operations of PPM and other U.S. based affiliates. To help in retaining its investment professionals, the PPM LTIP has a four-year cliff vesting.  The mix of base, bonus, and LTIP varies by level, with more senior employees having a greater percentage of their pay at risk through annual bonus and LTIP.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following tables reflect information as of December 31, 2009:

JNL/PPM America Mid Cap Value Fund
PPM Equity Team: Richard Brody, Michael P. MacKinnon, Kevin McCloskey, Jeffrey Moran, Samuel Yee	Number Of Accounts	Total Assets
registered investment companies:	3	$134,200,537
other pooled investment vehicles:	9	$2,353,076,068
other accounts:	12	$1,437,216,140

JNL/PPM America Small Cap Value Fund
PPM Equity Team: Richard Brody, Michael P. MacKinnon, Kevin McCloskey, Jeffrey Moran, Samuel Yee	Number Of Accounts	Total Assets
registered investment companies:	3	$134,200,537
other pooled investment vehicles:	9	$2,353,076,068
other accounts:	12	$1,437,216,140

JNL/PPM America Value Equity Fund
PPM Equity Team: Richard Brody, Michael P. MacKinnon, Kevin McCloskey, Jeffrey Moran, Samuel Yee	Number Of Accounts	Total Assets
registered investment companies:	3	$134,200,537
other pooled investment vehicles:	9	$2,353,076,068
other accounts:	12	$1,437,216,140

JNL/PPM America High Yield Bond Fund
Anthony Balestrieri	Number Of Accounts	Total Assets
registered investment companies:	2	$596,989,215
other pooled investment vehicles:	9	$4,852,094,902
other accounts:	8	$18,191,397,334

Scott Richards	Number Of Accounts	Total Assets
registered investment companies:	1	$572,677,648
other pooled investment vehicles:	1	$1,766,784,806
other accounts:	0	$0

Conflicts of Interest

PPM is not aware of any material conflicts of interest that may arise in connection with its management of the Fund's investments and the investments of its other accounts.

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by the PPM Equity Team are managed using the same or substantially similar investment strategies that are used in connection with the management of the Funds.  Similarly, other accounts managed by Mr. Balestrieri and Mr. Richards are managed using the same or substantially similar investment strategies that are used in connection with the management of the PPM Funds.  Accordingly, portfolio holdings, relative position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. However, securities selected for similarly managed funds or accounts other than one of the Funds may outperform the securities selected for the respective JNL/PPM America Fund.  Conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, and allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as PPM may have an incentive to allocate securities that are expected to increase in value to preferred accounts, including those of clients affiliated with PPM.  Also, each Fund, as a registered investment company, is subject to different regulations than certain of the accounts managed by PPM, and, consequently, there may be differences in the allowable investments and investment techniques between accounts of client managed by PPM.  Further, the majority of accounts managed by PPM represent assets of, or accounts sponsored by, its affiliates.  PPM seeks to manage such potential conflicts by through the adoption of a variety of policies and procedures, including procedures intended to provide a fair allocation of buy and sell opportunities among the Funds and other accounts.

Also, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest, including conflicts of interest related to the knowledge and timing and potential market impact of trades placed on behalf of clients, as well as current or potential investment opportunities under consideration. While the Fund and PPM have adopted a variety of procedures, including a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

As noted above, PPM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, and JNL/PPM America Value Equity Fund

Security Ownership of Portfolio Managers	Richard Brody	Kevin McCloskey	Michael P. MacKinnon	Jeffrey Moran	Samuel Yee
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/PPM America High Yield Bond Fund

Security Ownership of Portfolio Managers	Anthony Balestrieri	Scott Richards
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Prudential Asset Management (Singapore) Limited

Prudential Asset Management (Singapore) Limited (“PAM Singapore”), located at 30 Cecil Street, #20 – 01 Prudential Tower, Singapore 049712 serves as Sub-Adviser to the JNL/PAM Asia ex-Japan Fund and the JNL/PAM China-India Fund.  PAM Singapore is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

Portfolio Manager Compensation Structure

PAM Singapore offers fixed base salaries, for its investment professionals.  Bonuses are tied to individual performance, as well as team-wide fund performance, as measured against the Funds’ peer group or benchmark, as applicable, to ensure that each individual's interests are aligned with those of both the clients and the investment team.

The peer group and benchmark, as applicable, for the Funds are as follows:

Fund	Benchmark(s)/Peer Group(s) Against which Portfolio Manager’s Performance is Measured
JNL/PAM Asia ex-Japan Fund	MSCI AC Asia Ex Japan Index
JNL/PAM China-India Fund	MSCI China Index and MSCI India Index

PAM Singapore also emphasizes long-term performance.

A percentage of an individual’s fund performance key performance indicators (“KPIs”) will be tied to a rolling 3-year performance.  PAM also offers Long-Term Incentive Plan (“LTIP”) for key staff based on a 3-year earnings cycle.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

JNL/PAM Asia ex-Japan Fund
Kannan Venkataramani, CFA	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	1	$109,148,053
other pooled investment vehicles:	5	$1,713,463,068
other accounts:	2	$545,094,689

JNL/PAM China-India Fund
DR Rao, CFA	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	1	$230,657,729
other pooled investment vehicles:	3	$1,187,448,037
other accounts:	0	$0

Conflicts of Interest

PAM Singapore is of the view that it is not in a position of material conflict of interest in connection with its management of the Fund's investments and the investments of its other accounts. PAM Singapore manages potential conflicts between funds or with other types of accounts through a general policy of treating all clients fairly and seeks to achieve this by having policies and procedures on fair allocation of investments, customer order priority, internal review processes and oversight by independent officers.

In addition, personal transactions in securities by a portfolio manager and others may give rise to potential conflicts of interest, including conflicts of interest related to the knowledge of Fund’s and other accounts’ intra-day portfolio holdings; intra-day securities transactions; proposed securities transaction, as well as current or potential investment opportunities under consideration. While PAM Singapore has adopted a variety of compliance policies and procedures, including a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited and control activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

As noted above, PAM Singapore and the Funds have adopted certain compliance policies and procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the JNL/PAM Asia ex-Japan Fund

Security Ownership of Portfolio Managers	Kannan Venkataramani, CFA
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/PAM China-India Fund

Security Ownership of Portfolio Managers	DR Rao, CFA
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Templeton Global Advisors Limited

Templeton Global Advisors Limited (“Global Advisors”), located at Lyford Cay, Nassau, Bahamas, serves as Sub-Adviser to the JNL/Franklin Templeton Global Growth Fund.  Global Advisors is an indirect, wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.  Charles B. Johnson and Gregory E. Johnson are the principal shareholders of Franklin Resources, Inc.

Portfolio Manager Compensation Structure

Global Advisors seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary.  Each portfolio manager is paid a base salary.

Annual bonus.  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

▪
Investment performance.  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

▪
Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

▪	Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

▪	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation.  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

JNL/Franklin Templeton Global Growth Fund
Cindy Sweeting, CFA	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	18	$48,658.0
other pooled investment vehicles:	7	$8,732.1
other accounts:	15	$3,700.2

Tucker Scott	Number of Accounts	Total Assets
registered investment companies:	13	$38,128.0
other pooled investment vehicles:	7	$10,497.7
other accounts:	14	$4,109.0

Lisa F. Myers, CFA	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	8	$32,529.6
other pooled investment vehicles:	9	$10,466.2
other accounts:	7	$1,359.8

Conflicts of Interest

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics (“Code”) which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.  The Code provides that a conflict of interest is any circumstance where an individual’s personal interest interferes or even appears to interfere with the interests of Franklin Resources, Inc. and all of its U.S. and non-U.S. subsidiaries and affiliates (collectively, the “Company”).  The Code provides that all officers, directors, employees and temporary employees (each, a “Covered Person”) of the Company have a duty to avoid financial, business or other relationships that might be opposed to the interests of the Company or might cause a conflict with the performance of their duties.  The Code states that a conflict can arise when a Covered Person takes actions or has interests that may make it difficult to perform his or her Company related work objectively and effectively.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Security Ownership of Portfolio Managers for the JNL/Franklin Templeton Global Growth Fund

Security Ownership of Portfolio Managers	Cindy Sweeting, CFA	Tucker Scott	Lisa F. Myers, CFA
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Red Rocks Capital LLC

Red Rocks Capital LLC (“RRC”) is the Sub-Adviser to the JNL/Red Rocks Listed Private Equity Fund and is located at 25188 Genesee Trail Road, Suite 250, Golden, Colorado 80401.

RRC is an asset management firm specializing in Listed Private Equity. The firm has developed a proprietary database to identify and track publicly traded private equity funds and companies. RRC brings to market the first U.S.-based Listed Private Equity strategy, comprised of 30-50 publicly traded private equity companies. The objective of the strategy is to provide investors with a fully diversified portfolio of top-tier private equity investments with daily valuation and daily liquidity.

Portfolio Manager Compensation Structure

RRC seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio Managers and other key employees are eligible to receive a fixed base salary, an incentive bonus opportunity and an equity compensation opportunity. Compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good long-term performance.  RRC may evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Compensation consists of the following elements:

•
Base salary. Each employee is eligible to receive a fixed base salary. In setting the base salary, RRC’s intention is to be competitive in light of the particular employee’s experience and responsibilities.

•
Annual bonus. Each employee is eligible to participate in a year-end bonus pool which has quantitative and nonquantitative components. The amount of the bonus is determined based on investment performance and financial results.  Generally, 66.6% of the bonus is quantitatively determined based on employee-specific performance and responsibility considerations, while the remaining 33.3% portion of the bonus is discretionary as determined by RRC and takes into account other subjective factors.

•	Equity. Portfolio Managers and other key employees are eligible to receive equity grants based on their potential to add long-term value to RRC.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

JNL/Red Rocks Listed Private Equity Fund
Adam Goldman	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	2	$90
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Mark Sunderhuse	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	2	$90
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Conflicts of Interest

RRC is not aware of any material conflicts of interest that may arise in connection with the Sub-Adviser’s management of the Fund’s investments and the investments of the other account(s).

Portfolio Managers at RRC manage multiple accounts pursuant to a model portfolio.  These accounts may include, among others, mutual funds and separately-managed accounts.  RRC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures and compliance with the firm’s Code of Ethics, which it believes address the conflicts associated with managing multiple accounts for multiple clients.

Security Ownership of Portfolio Managers for the JNL/Red Rocks Listed Private Equity Fund

Security Ownership of Portfolio Managers	Adam Goldman	Mark Sunderhuse
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Standard & Poor’s Investment Advisory Services LLC

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041, serves as Sub-Adviser to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund.  SPIAS is co-Sub-Adviser with Mellon Capital for the following funds: JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund.  SPIAS was established in 1995 to provide investment advice to the financial community.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, credit ratings, and research to the global market place.  In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities.  S&P’s other businesses are conducted separately and are subject to firewall restrictions.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

SPIAS makes no warranties, express or implied, as to results to be obtained from use of information provided by SPIAS and used in this service, and SPIAS expressly disclaims all warranties of suitability with respect thereto.  While SPIAS has obtained information believed to be reliable, SPIAS shall not be liable for any claims or losses of any nature in connection with information contained in this document, including but not limited to, lost profits or punitive or consequential damages, even if it is advised of the possibility of same.

Portfolio Manager Compensation Structure

Compensation is a combination of salary and bonus. Bonuses are discretionary based on individual performance assessments and the financial performance of the business unit and Standard & Poor’s.  An individual’s overall performance evaluation and compensation recommendations reflect multiple factors including the performance of their advisory accounts, achievement of goals, and demonstration of competencies. Certain portfolio professionals may be awarded stock options and/or Performance Share Units of McGraw-Hill.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

Massimo Santicchia	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	0	$0
other pooled investment vehicles*:	44	$348
other accounts:	0	$0
* The portfolio manager is responsible for the management of one or more model portfolios published by Standard & Poor’s and is also involved with the selection of securities for certain UIT portfolios at initial offering and as required thereafter.

John W. Krey*	Number Of Accounts	Approximate Total Assets
Registered investment companies:	0	$0
Other pooled investment vehicles:	0	$0
Other accounts:	0	$0
* The portfolio manager is also responsible for the management of one or more model portfolios published by Standard & Poor’s.

Conflicts of Interest

The portfolio managers manage multiple accounts and there are potential conflicts of interest.  The portfolio managers are required to sign the SPIAS Code of Ethics.  The Code addresses conflict situations, most specifically in terms of personal trading policies, but also in general provisions that our advice to our clients must not be affected by conflicts of interest.  Based on a universe of funds provided to SPIAS, SPIAS may include in an allocation, and/or otherwise recommend for investment certain funds to which Standard & Poor’s or an affiliate licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary Standard & Poor’s index, such as the S&P 500.  SPIAS includes these funds in allocations, otherwise presents them as an investment option and/or recommends them for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds.  In cases where Standard & Poor’s or an affiliate is paid fees that are tied to the amount of assets that are invested in the fund or the volume of trading activity in the fund, investment in the fund will generally result in Standard & Poor’s or an affiliate earning compensation in addition to the fees received by SPIAS in connection with its provision of services.  In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

SPIAS may consider research and other information from affiliates in making its investment recommendations.  The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the ratings assigned by its affiliate, Standard & Poor’s Ratings Services.  SPIAS does not consider the ratings of other credit rating agencies, which may represent more or less favorable opinions of creditworthiness than those of Standard & Poor’s.

Standard & Poor’s and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

Security Ownership of Portfolio Managers for the JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, the JNL/S&P Managed Aggressive Growth Fund, the JNL/S&P Disciplined Moderate Fund, the JNL/S&P Disciplined Moderate Growth Fund, and the JNL/S&P Disciplined Growth Fund

Security Ownership of Portfolio Managers	Massimo Santicchia	John W. Krey
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Manager for the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund

Security Ownership of Portfolio Managers	Massimo Santicchia
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. (“T. Rowe”), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as Sub-Adviser to the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, and the JNL/T. Rowe Price Value Fund.  T. Rowe was founded in 1937 by the late Thomas Rowe Price, Jr., and is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

Portfolio Manager Compensation Structure

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms.  The weightings for these time periods are generally balanced and are applied consistently across similar strategies.  Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are measured against comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds.  Compensation is viewed with a long- term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

JNL/T. Rowe Price Established Growth Fund
P. Robert Bartolo	Number of Accounts	Total Assets*
registered investment companies:	11	$24,494,629,398
other pooled investment vehicles:	1	$189,929,528
other accounts:	9	$606,051,951

JNL/T. Rowe Price Mid-Cap Growth Fund
Brian Berghuis	Number of Accounts*	Total Assets*
registered investment companies:	7	$19,338,711,029
other pooled investment vehicles:	2	$291,233,699
other accounts:	5	$573,253,170

JNL/T. Rowe Price Short-Term Bond Fund
Edward A. Wiese	Number Of Accounts	Total Assets
registered investment companies:	4	$6,302,800,141
other pooled investment vehicles:	2	$218,736,953
other accounts:	21	$4,686,287,763

JNL/T. Rowe Price Value Fund
Mark S. Finn1	Number of Accounts*	Total Assets*
registered investment companies:	6	$10,107,628,542
other pooled investment vehicles:	0	$0
other accounts:	1	$74,571,213
1 Mr. Finn became the portfolio manager for the JNL/T. Rowe Price Value Fund on December 31, 2009.

*Please note the information above does not include any of the funds for which T. Rowe Price serves as Sub-Adviser for JNL.  The Portfolio Managers named above did not manage any accounts for which advisory fees are based on performance.  Total assets are based on T. Rowe Price internal records as of December 31, 2009.

Conflicts of Interest

T. Rowe is not aware of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund's investments and the investments of the other account(s).

Portfolio managers at T. Rowe typically manage multiple accounts.  These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts.  Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio.  Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio.  T. Rowe has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients.  Also, as disclosed under the “Portfolio Manager Compensation Structure” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Securities Ownership of Portfolio Manager for the JNL/T. Rowe Price Established Growth Fund

Security Ownership of Portfolio Managers	P. Robert Bartolo
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Securities Ownership of Portfolio Managers for JNL/T. Rowe Price Mid-Cap Growth Fund

Security Ownership of Portfolio Managers	Brian Berghuis
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/T. Rowe Price Short-Term Bond Fund

Security Ownership of Portfolio Managers	Edward A. Wiese
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Securities Ownership of Portfolio Manager for the JNL/T. Rowe Price Value Fund

Security Ownership of Portfolio Managers	Mark S. Finn
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Wellington Management Company, LLP

Wellington Management Company, LLP (“Wellington Management”) serves as Sub-Adviser to the JNL/Select Balanced Fund, JNL/Select Money Market Fund and JNL/Select Value Fund. Wellington Management is a Massachusetts limited liability partnership, with principal offices at 75 State Street, Boston, Massachusetts 02109.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion in assets (the firm-wide asset total does not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

Portfolio Manager Compensation Structure

Wellington Management receives a fee based on the assets under management of each Fund as set forth in the Investment Sub-Advisory Agreement between Wellington Management and Jackson National Asset Management, LLC on behalf of the Funds.  Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each Fund.  The following information relates to the fiscal year ended December 31, 2009.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients.  Wellington Management’s compensation of each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) includes a base salary and incentive components.  The base salary for each Investment Professional who is a partner of Wellington Management is determined by the Managing Partners of the firm.  A partner’s base salary is generally a fixed amount that may change as a result of an annual review.  The base salaries for the other Investment Professionals are determined by the Investment Professional’s experience and performance in their roles as an Investment Professional.  Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for employees of the firm.  Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional.  Each Investment Professional’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the relevant Fund managed by the Investment Professionals compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results.  Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professionals, including accounts with performance fees.  Prior to October 1, 2008, the incentive paid to Messrs. Keogh and Gootkind were based on the revenues earned by Wellington Management, which had no performance-related component.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year.  The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations.  Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance.  Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm.  Ms. Grimes and Messrs. Bousa, Keogh, and Reckmeyer are partners of the firm.

Fund	Incentive Benchmark(s) / Peer Groups
JNL/Select Balanced Fund (equity portion)	Russell 1000 Value Index (50%)/S&P 500 Index (50%)
JNL/Select Balanced Fund (fixed income portion)	Barclays US Aggregate Index
JNL/Select Value Fund	Russell 1000 Value Index

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009:

JNL/Select Balanced Fund
Edward P. Bousa	Number Of Accounts	Total Assets
registered investment companies:	4	$41,847,780,161
other pooled investment vehicles:	7	$768,865,036
other accounts:	9	$1,501,407,108

Accounts where advisory fee is based on account performance (subset of above)
Edward P. Bousa	Number Of Accounts	Total Assets
registered investment companies:	2	$31,855,667,356
other pooled investment vehicles:	0	$0
other accounts:	2	$508,917,482

John C. Keogh	Number Of Accounts	Total Assets
registered investment companies:	7	$28,516,467,416
other pooled investment vehicles:	0	$0
other accounts:	25	$3,783,770,619

Accounts where advisory fee is based on account performance (subset of above)
John C. Keogh	Number Of Accounts	Total Assets
registered investment companies:	3	$25,788,695,656
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Christopher L. Gootkind	Number Of Accounts	Total Assets
registered investment companies:	10	$27,701,786,770
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Accounts where advisory fee is based on account performance (subset of above)
Christopher L. Gootkind	Number Of Accounts	Total Assets
registered investment companies:	3	$24,912,951,964
other pooled investment vehicles:	0	$0
other accounts:	0	$0

JNL/Select Value Fund
Karen H. Grimes	Number Of Accounts	Total Assets
registered investment companies:	3	$1,689,195,072
other pooled investment vehicles:	2	$13,016,668
other accounts:	8	$940,104,393

Accounts where advisory fee is based on account performance (subset of above)
Karen H. Grimes	Number Of Accounts	Total Assets
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	1	$440,465,884

Ian R. Link	Number Of Accounts	Total Assets
registered investment companies:	2	$458,928,493
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Accounts where advisory fee is based on account performance (subset of above)
Ian R. Link	Number Of Accounts	Total Assets
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	0	$0

W. Michael Reckmeyer, III	Number Of Accounts	Total Assets ($ mil)
registered investment companies:	8	$9,732,153,691
other pooled investment vehicles:	0	$0
other accounts:	3	$608,876,843

Accounts where advisory fee is based on account performance (subset of above)
W. Michael Reckmeyer, III	Number Of Accounts	Total Assets ($ mil)
registered investment companies:	3	$8,452,512,287
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Conflicts of Interest

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients.  These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds.  Each Fund’s Investment Professionals generally manage accounts in several different investment styles.  These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund.  The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account.  Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts.  Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions.  For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account.  Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings.  In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds.  Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients.  Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts.  Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals.  Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Security Ownership of Portfolio Managers for the JNL/Select Balanced Fund

Security Ownership of Portfolio Managers	Edward P. Bousa	John C. Keogh	Christopher L. Gootkind
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL/Select Value Fund

Security Ownership of Portfolio Managers	Karen H. Grimes	Ian R. Link	W. Michael Reckmeyer, III
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Sub-Advisory Fees

As compensation for their services, the Sub-Advisers receive fees from the Adviser computed separately for each Fund.  The fee for each Fund is stated as an annual percentage of the net assets of such Fund, and is calculated based on the average net assets of the Fund.

The following is a schedule of the management fees the Adviser currently is obligated to pay the Sub-Advisers out of the advisory fees it receives from the Funds as described elsewhere in this SAI and the Prospectus:

FUND	ASSETS	FEES
JNL/American Funds Blue Chip Income and Growth Fund	All Assets	N/A*
JNL/American Funds Global Bond Fund	All Assets	N/A*
JNL/American Funds Global Small Capitalization Fund	All Assets	N/A*
JNL/American Funds Growth-Income Fund	All Assets	N/A*
JNL/American Funds International Fund	All Assets	N/A*
JNL/American Funds New World Fund	All Assets	N/A*
JNL Institutional Alt 20 Fund	All Assets	N/A*
JNL Institutional Alt 35 Fund	All Assets	N/A*
JNL Institutional Alt 50 Fund	All Assets	N/A*
JNL Institutional Alt 65 Fund	All Assets	N/A*
JNL/AIM Large Cap Growth Fund12	$0 to $150 million Over $150 million	.40% .35%
JNL/AIM International Growth Fund	$0 to $250 million Over $250 million	.40% .35%
JNL/AIM Global Real Estate Fund	$0 to $50 million Over $50 million	.50% .45%
JNL/AIM Small Cap Growth Fund13	$0 to $500 million Over $500 million	.60% .55%
JNL/Capital Guardian Global Balanced Fund	$0 to $600 million Over $600 million	.50% .475%
JNL/Capital Guardian Global Diversified Research Fund	$0 to $125 million $125 million to $250 million $250 million to $400 million Over $400 million	.60% .50% .45% .40%
JNL/Capital Guardian U.S. Growth Equity Fund	$0 to $100 million $100 million to $600 million Over $600 million	.40% .34% .32%
JNL/Credit Suisse Commodity Securities Fund	$0 to $100 million $100 million to $400 million Over $400 million	.40% .29% .20%
JNL/Credit Suisse Long/Short Fund	$0 to $150 million $150 million to $300 million Over $300 million	.45% .40% .35%
JNL/Eagle Core Equity Fund	$0 to $100 million Over $100 million	.40% .30%
JNL/Eagle SmallCap Equity Fund	$0 to $100 million Over $100 million	.45% .40%
JNL/Franklin Templeton Founding Strategy Fund	All Assets	N/A*
JNL/Franklin Templeton Income Fund8	$0 to $50 million $50 million to $200 million $200 million to $500 million Over $500 million	.625% .465% .375% .350%
JNL/Franklin Templeton Global Growth Fund	$0 to $50 million $50 million to $200 million $200 million to $500 million Over $500 million	.625% .465% .375% .350%
JNL/Franklin Templeton International Small Cap Growth F und10	$0 to $100 million $101 million to $250 million $250 million to $500 million $500 million to $750 million $750 to $1,000 million Over $1,000 million	.67% .64% .62% .60% .59% .55%
JNL/Franklin Templeton Mutual Shares Fund	All Assets	.51%
JNL/Franklin Templeton Small Cap Value Fund	$0 to $200 million $200 million to $500 million Over $500 million	.60% .52% .50%
JNL/Goldman Sachs Core Plus Bond Fund	$0 to $500 million $500 to $1 billion Over $1 billion	.25% .17% .15%
JNL/Goldman Sachs Emerging Markets Debt Fund	$0 to $200 million Over $200 million	.50% .45%
JNL/Goldman Sachs Mid Cap Value Fund	$0 to $100 million Over $100 million	.50% .45%
JNL/Ivy Asset Strategy Fund	$0 to $500 milllion Over $500 million	.55% .47%
JNL/JPMorgan International Value Fund	$0 to $350 million Over $350 million	.40% .35%
JNL/JPMorgan MidCap Growth Fund	All Assets	.40%
JNL/JPMorgan U.S. Government & Quality Bond Fund7	$0 to $200 million $200 million to $500 million Over $500 million	.17% .15% .12%
JNL/Lazard Mid Cap Equity Fund	$0 to $250 million Over $250 million	.45% .40%
JNL/Lazard Emerging Markets Fund	$0 to $50 million $50 million to $200 million $200 million to $700 million Over $700 million	.75% .65% .60% .55%
JNL/M&G Global Basics Fund	$0 to $500 million Over $500 million	.50% .45%
JNL/M&G Global Leaders Fund	$0 to $500 million Over $500 million	.50% .45%
JNL/Mellon Capital Management Index 5 Fund	All Assets	N/A*
JNL/Mellon Capital Management 10 x 10 Fund	All Assets	N/A*
JNL/Mellon Capital Management European 30 Fund	First $50 million Next $50 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
JNL/Mellon Capital Management Pacific Rim 30 Fund	First $50 million Next $50 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
JNL/Mellon Capital Management S&P 500 Index Fund	First $50 million Next $50 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	First $50 million Next $50 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
JNL/Mellon Capital Management Small Cap Index Fund	First $50 million Next $50 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
JNL/Mellon Capital Management International Index Fund	First $50 million Next $50 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
JNL/Mellon Capital Management Bond Index Fund	First $50 million Next $50 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
JNL/Mellon Capital Management Global Alpha Fund	$0 to $100 million $100 million to $300 million Over $300 million	.67% .60% .55%
JNL/Oppenheimer Global Growth Fund	$0 to $350 million $350 million to $800 million Over $800 million	.35% .30% .25%
JNL/PAM Asia ex-Japan Fund	$0 to $500 million Over $500 million	.45% .40%
JNL/PAM China-India Fund	$0 to $500 million Over $500 million	.45% .40%
JNL/PPM America High Yield Bond Fund	$0 to $150 million $150 million to $300 million Over $300 million	.20% .175% .15%
JNL/PPM America Mid Cap Value Fund	$0 to $150 million $150 million to $300 million Over $300 million	.25% .20% .17%
JNL/PPM America Small Cap Value Fund	$0 to $150 million $150 million to $300 million Over $300 million	.25% .20% .17%
JNL/PPM America Value Equity Fund	$0 to $150 million $150 million to $300 million Over $300 million	.25% .20% .17%
JNL/PIMCO Real Return Fund	$0 to $1 billion Over $1 billion	.25% .20%
JNL/PIMCO Total Return Bond Fund11	$0 to $1 billion Over $1 billion	.25% .225%
JNL/Red Rocks Listed Private Equity Fund	$0 to $200 million $200 million to $500 million Over $500 million	.57% .52% .47%
JNL/Select Balanced Fund	$0 to $200 million $200 million to $400 million Over $400 million	.27% .25% .23%
JNL/Select Money Market Fund3	$0 to $750 million $750 million to $1 billion Over $1 billion	.05% .04% .025%
JNL/Select Value Fund	$0 to $50 million Over $50 million	.40% .30%
JNL/T. Rowe Price Established Growth Fund5	$0 to $250 million $250 million to $500 million $500 million to $1 billion Over $1 billion	.40% .375% .35% .35%
JNL/T. Rowe Price Mid-Cap Growth Fund2	$0 to $20 million $20 million to $50 million $50 million to $200 million Above $200 million	.60% .50% .50% .50%
JNL/T. Rowe Price Short-Term Bond Fund9	$0 to $100 million $100 million to $250 million $250 million to $500 million Over $500 million	.20% .175% .125% .10%
JNL/T. Rowe Price Value Fund	$0 to $250 million $250 million to $500 million Over $500 million	.40% .375% .35%
JNL/S&P Managed Growth Fund1	$0 to $2.5 billion Over $2.5 billion	.05% .04%
JNL/S&P Managed Conservative Fund1	$0 to $2.5 billion Over $2.5 billion	.05% .04%
JNL/S&P Managed Moderate Growth Fund1	$0 to $2.5 billion Over $2.5 billion	.05% .04%
JNL/S&P Managed Moderate Fund1	$0 to $2.5 billion Over $2.5 billion	.05% .04%
JNL/S&P Managed Aggressive Growth Fund1	$0 to $2.5 billion Over $2.5 billion	.05% .04%
JNL/S&P Disciplined Moderate Fund1	$0 to $2.5 billion Over $2.5 billion	.05% .04%
JNL/S&P Disciplined Moderate Growth Fund1	$0 to $2.5 billion Over $2.5 billion	.05% .04%
JNL/S&P Disciplined Growth Fund1	$0 to $2.5 billion Over $2.5 billion	.05% .04%
JNL/S&P 4 Fund	All Assets	N/A*
JNL/S&P Competitive Advantage Fund 4	$0 to $100 million $100 million to $750 million Over $750 million	.06% .03% .015%
JNL/S&P Dividend Income & Growth Fund4	$0 to $100 million $100 million to $750 million Over $750 million	.06% .03% .015%
JNL/S&P Intrinsic Value Fund4	$0 to $100 million $100 million to $750 million Over $750 million	.06% .03% .015%
JNL/S&P Total Yield Fund 4	$0 to $100 million $100 million to $750 million Over $750 million	.06% .03% .015%
JNL/S&P Competitive Advantage Fund 6	$0 to $1 billion Next $2 billion Over $3 billion	.08% .07% .05%
JNL/S&P Dividend Income & Growth Fund6	$0 to $1 billion Next $2 Billion Over $3 Billion	.08% .07% .05%
JNL/S&P Intrinsic Value Fund6	$0 to $1 billion Next $2 billion Over $3 billion	.08% .07% .05%
JNL/S&P Total Yield Fund 6	$0 to $1 billion Next $2 billion Over $3 billion	.08% .07% .05%

* This Fund does not have a Sub-Adviser.
1 Assets for these Funds are aggregated in calculating the SPIAS sub-advisory fee.
2 When net assets exceed $200 million, the 0.50% is applicable to all the amounts in the JNL/T. Rowe Price Mid-Cap Growth Fund.
3 The assets of the JNL/Select Money Market Fund of JNL Series Trust and the assets of the JNL Money Market Fund of JNL Investors Series Trust will be combined for purposes of determining the applicable annual rate.
4 These sub-advisory fees are paid to Mellon Capital.
5 When average net assets exceed $1 billion, the 0.35% is applicable to all the amounts in the JNL/T. Rowe Price Established Growth Fund (not only to those in excess of $1 billion).  In addition, the Sub-Adviser will provide the Adviser a transitional credit to eliminate any discontinuity between the tiered fee schedule and the flat fee schedule that takes effect once assets exceed $1 billion.  The credit will apply at an asset range between approximately $946 million and $1 billion, whether that range is reached by virtue of an increase in assets from a level below $946 million or a decrease in assets from a level over $1 billion.  The credit will be applied against the fees assessed under the existing fee schedule and will have the effect of reducing the dollar fee until assets either (a) exceed $1 billion, when the flat fee would be triggered, or (b) fall below a threshold of approximately $946 million, where the tiered fee schedule would be fully re-applied.
6 Assets for these Funds are aggregated in calculating the SPIAS sub-advisory fee.
7 For net assets under $500 million, the sub-adviser fees will be 0.20% for assets up to $200 million.
8 For purposes of determining the monthly sub-advisory fee rate, the assets of the JNL/Franklin Templeton Income Fund shall be aggregated with the assets of the JNL/Franklin Templeton Global Growth Fund.  Such aggregated assets will be applied to the above schedule and the resulting effective rate shall be applied to the actual assets of the JNL/Franklin Templeton Income Fund to determine the monthly sub-advisory fee.  Such aggregation of assets shall not be applied to the actual assets of the JNL/Franklin Templeton Global Growth Fund to determine the monthly sub-advisory fee rate for that fund, which is governed by the Investment Sub-Advisory Agreement for that Fund.
9 For net assets less than $100 million, the sub-adviser fees will be .30% on net assets up to $50 million and 0.25% on net assets greater than $50 million. The sub-adviser fee will reset to .20% on net assets from $0 to $100 million, once assets reach $100 million. The Sub-Adviser will provide the Adviser a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the fee schedule that takes effect once assets exceed $100 million. The credit will apply at an asset range between approximately $70 million and $100 million.  The transitional credit will only apply when asset levels decrease due to market depreciation and not when asset levels decrease due to redemption activity.
10 For the purpose of calculating the sub-adviser fee for the JNL/Franklin Templeton International Small Cap Fund, assets must be combined with assets of the JNL/Franklin Templeton Income Fund. The sub-adviser fee will be calculated based on combined assets and the proposed effective fee rate breakpoint schedule, applied to assets of the JNL/Franklin Templeton International Small Cap Fund. The fees of the JNL/Franklin Templeton Income Fund will not be impacted.
11 When aggregate net assets of JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund equal or exceed $3 billion, the annual rate is applicable to amounts over $1 billion in the JNL/PIMCO Total Return Bond Fund.
12 For the purpose of calculating the sub-adviser fee for the JNL/AIM Large Cap Growth Fund, assets must be combined with assets of the JNL/AIM Global Real Estate Fund, the JNL/AIM International Growth Fund, and the JNL/AIM Small Cap Growth Fund.  For combined net assets greater than $1 billion, the sub-adviser fee will be 0.35% on all assets of the JNL/AIM Large Cap Growth Fund.
13 For the purpose of calculating the sub-adviser fee for the JNL/AIM Small Cap Growth Fund, assets must be combined with assets of the JNL/AIM Global Real Estate Fund, the JNL/AIM International Growth Fund, and the JNL/AIM Large Cap Growth Fund, collectively.  For combined net assets greater than $1 billion, the sub-adviser fee will be 0.60% on net assets up to $250 million and 0.55% on net assets greater than $250 million for the JNL/AIM Small Cap Growth Fund.

Subject to the supervision of the Adviser and the Trustees pursuant to investment sub-advisory agreements entered into between the Adviser and each of the Sub-Advisers, the Sub-Advisers invest and reinvest or make recommendations to invest and reinvest the Fund’s assets consistent with the Fund’s respective investment objectives and policies.  With respect to the foregoing, it should be noted that subject to the supervision of the Adviser and Trustees pursuant to the investment sub-advisory agreements, SPIAS develops recommendations and allocations consistent with each of its sub-advised Fund’s investment objectives and policies, but does not trade securities or invest and reinvest assets on behalf of those Funds. Each investment sub-advisory agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund and by the shareholders of the affected Fund or the Board of Trustees.  A sub-advisory agreement may be terminated at any time upon 60 days’ notice by either party or under certain sub-advisory agreements, upon 60 days’ notice of the Trust and the Adviser and 90 days’ notice of the Sub-Adviser, or by a majority vote of the outstanding shares of the Fund to which such agreement relates, and will terminate automatically upon assignment or upon the termination of the investment management agreement between the Adviser and the Fund.  Additional Funds may be subject to a different agreement.  Except with respect to the Funds sub-advised by SPIAS, Sub-Advisers are responsible for compliance with or have agreed to use their best efforts to manage the Fund to comply with the provisions of Section 817(h) of the Internal Revenue Code, applicable to each Fund (relating to the diversification requirements applicable to investments in underlying variable annuity contracts). With respect to the Funds sub-advised by SPIAS, the Adviser and the Sub-Adviser jointly are responsible for compliance of the Funds with Section 817(h).

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services.  SPIAS does not act as a “fiduciary” or as an “investment manager”, as defined under ERISA, to any investor.  SPIAS is not responsible for client suitability. Past performance of the Funds is no indication of future results. Since performance fluctuates over time, the fact that the Funds may have outperformed the benchmarks over one period of time does not mean that they outperformed the benchmarks over other periods or will outperform the benchmarks in the future.  SPIAS does not take into account any information about any investor or any investor’s assets when creating, providing or maintaining any asset allocation portfolio.  SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments.

The JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor’s Financial Services LLC (“S&P”) and its affiliates.  S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, the S&P MidCap 400 Index or any other S&P index to track general stock market performance.  S&P’s only relationship to the Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Funds.  S&P has no obligation to take the needs of the owners of the Funds into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index or any other S&P index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Funds are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”).  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Investment Management Arrangement Applicable to the Feeder Funds.  JNAM has entered into a contractual agreement with the Trust under which it will waive a portion, as outlined below, of its advisory fee for each Feeder Fund for such time as the Feeder Fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Trust.  This fee waiver will continue as long as the Feeder Fund is part of a master-feeder fund structure unless the Board of Trustees approves a change in or elimination of the waiver.  The Feeder Funds commenced operations on or about May 1, 2010.  Accordingly, there are no management fees to report for the fiscal year ended December 31, 2009.  In addition, the Agreement provides that CRMC may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers that is approved by the Master Funds’ board, pursuant to an agreement between CRMC and such subsidiary.  Any such subsidiary adviser will be paid solely by CRMC out of its fees.

Feeder Fund	Amount of Waiver
JNL/American Funds Blue Chip Income and Growth Fund	0.45%
JNL/American Funds Global Bond Fund	0.55%
JNL/American Funds Global Small Capitalization Fund	0.60%
JNL/American Funds Growth-Income Fund	0.40%
JNL/American Funds International Fund	0.55%
JNL/American Funds New World Fund	0.80%

Investment Management Agreement of the Master Funds.  Each Master Fund has entered into an Investment Advisory and Service Agreement (collectively, the “Agreements”) with CRMC. The Agreements will continue in effect until December 31, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Master Fund, and (b) the vote of a majority of Trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that CRMC has no liability to the Master Funds for its acts or omissions in the performance of its obligations to the Master Funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days’ written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).

As compensation for its services, CRMC receives a monthly fee that is accrued daily, calculated at the annual rates of:

Master Blue Chip Income and Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.38%
Amount over $4 billion	0.37%

Master Global Bond Fund

Average Daily Net Assets	Annual Rate
First $1 billion	0.57%
Amount over $1 billion	0.50%

Master Global Small Capitalization Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.80%
Next $400 million	0.74%
Next $1 billion	0.70%
Next $1 billion	0.67%
Next $2 billion	0.65%
Amount over $5 billion	0.635%

Master Growth-Income Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.32%
Next $2.5 billion	0.285%
Next $4 billion	0.256%
Next $2.5 billion	0.242%
Next $4 billion	0.235%
Next $4 billion	0.23%
Next $6 billion	0.225%
Next $7 billion	0.222%
Amount over $34 billion	0.219%

Master International Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.69%
Next $500 million	0.59%
Next $500 million	0.53%
Next $1 billion	0.50%
Next $1.5 billion	0.48%
Next $2.5 billion	0.47%
Next $4 billion	0.46%
Next $6.5 billion	0.45%
Next $4 billion	0.44%
Amount over $21 billion	0.43%

Master New World Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.85%
Next $500 million	0.77%
Next $500 million	0.71%
Next $1 billion	0.66%
Amount over $2.5 billion	0.62%

In addition to providing investment advisory services, CRMC furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Master Funds, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Master Funds relating to the services furnished by CRMC. Subject to the expense agreement described below, the Master Funds will pay all expenses not expressly assumed by CRMC, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with CRMC; association dues; and costs of stationary and forms prepared exclusively for the Master Funds.

CRMC’s total fees for the fiscal years ended December 31, 2009, 2008 and 2007 were:

Fund Name	2009	2008	2007
Master Blue Chip Income and Growth Fund	$13,233,000	$15,618,000	$18,332,000
Master Global Bond Fund	$5,945,000	$4,382,000	$776,000
Master Global Small Capitalization Fund	$18,901,000	$23,424,000	$27,298,000
Master Growth-Income Fund	$56,835,000	$65,897,000	$75,627,000
Master International Fund	$38,935,000	$46,787,000	$50,363,000
Master New World Fund	$12,223,000	$13,849,000	$12,656,000

For the period from September 1, 2004 through March 31, 2005, CRMC agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreements. From April 1, 2005 through December 31, 2008, this waiver was increased to 10% of the management fees that CRMC was otherwise entitled to receive. This waiver was discontinued effective January 1, 2009.

For the periods ended December 31, 2009, 2008 and 2007, management fees were reduced by the following as a result of these waivers:

Fund Name	2009	2008	2007
Master Blue Chip Income and Growth Fund	$0	$1,562,000	$1,833,000
Master Global Bond Fund	$0	$438,000	$78,000
Master Global Small Capitalization Fund	$0	$2,342,000	$2,730,000
Master Growth-Income Fund	$0	$6,589,000	$7,563,000
Master International Fund	$0	$4,679,000	$5,036,000
Master New World Fund	$0	$1,385,000	$1,266,000

For additional information regarding the Master Funds investment management agreement, please see the Master Fund SAI, which is delivered together with this SAI.

Master Fund Portfolio Managers.  CRMC uses a system of multiple portfolio counselors in managing Master Fund assets. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio within their research coverage. Portfolio counselors and investment analysts may also make investment decisions for other mutual funds advised by CRMC. Because each Feeder Fund invests all or substantially all of its assets in a corresponding Master Fund, the information below summarizes the information applicable to the Master Funds’ portfolio counselors and investment analysts.

Other Accounts Managed by Master Fund Portfolio Counselors.  The following tables list the number and types of other accounts managed by the Master Funds’ portfolio counselors and assets under management in those accounts as of the end of the Master Funds’ most recently completed fiscal year ended December 31, 2009.

Master Blue Chip Income and Growth Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3
James K. Dunton	2	$62.2	0	$0	0	$0
Christopher D. Buchbinder	0	$0	0	$0	0	$0
James B. Lovelace	3	$114.2	1	$0.71	0	$0
C. Ross Sappenfield	2	$68.6	1	$0.03	0	$0

Master Global Bond Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3

Mark H. Dalzell	3	$41.2	2	$0.16	174	$5.23
Thomas H. Hogh	3	$22.2	1	$0.16	3	$0.31
James R. Mulally	2	$52.0	0	$0	0	$0

Master Global Small Capitalization Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3
Gordon Crawford	3	$135.2	0	$0	0	$0
Mark E. Denning	5	$164.2	1	$0.08	0	$0
J. Blair Frank	2	$130.0	0	$0	0	$0
Harold H. La	1	$5.2	0	$0	0	$0

Master Growth-Income Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3
James K. Dunton	2	$62.2	0	$0	0	$0
Donald D. O’Neal	2	$171.0	1	$0.03	0	$0
Claudia P. Huntington	3	$32.8	0	$0	0	$0
C. Ross Sappenfield	2	$68.6	1	$0.03	0	$0
J. Blair Frank	2	$130.0	0	$0	0	$0
Dylan J. Yolles	0	$0	0	$0	0	$0

Master International Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3

Sung Lee	2	$137.2	0	$0	0	$0
Jesper Lyckeus	1	$66.9	1	$0.08	0	$0
Christopher M. Thomsen	0	$0	0	$0	0	$0

Master New World Fund

Portfolio Counselor	Registered Investment Company Accounts1	AUM ($ bil)1	Pooled Accounts2	AUM ($ bil)2	Other Accounts3	AUM ($ bil)3
[Missing Graphic Reference]	[Missing Graphic Reference]	[Missing Graphic Reference]	[Missing Graphic Reference]	[Missing Graphic Reference]	[Missing Graphic Reference]	[Missing Graphic Reference]
David C. Barclay	4	$108.0	2	$0.25	17	$5.54
Carl M. Kawaja	4	$115.7	1	$0.71	0	$0
Robert W. Lovelace	3	$114.2	1	$0.71	0	$0

1
Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.

2
Represents funds advised or sub-advised by CRMC and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of CRMC. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount.

3	Reflects other professionally managed accounts held at companies affiliated with CRMC. Personal brokerage accounts of portfolio counselors and their families are not reflected.

4	The advisory fee of one of these accounts (representing $0.24 billion in total assets) is based partially on its investment results.

Conflicts of Interest between the Master Funds and Other Accounts

CRMC has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of one or more Master Funds and his or her management of other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. CRMC believes that its policies and procedures are reasonably designed to address these issues.

Compensation of Master Fund Portfolio Counselors

Portfolio counselors and investment analysts are paid competitive salaries by CRMC. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant Master Fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. CRMC also separately compensates analysts for the quality of their research efforts. The Master Funds’ portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

Master Fund	Benchmark
Master Blue Chip Income and Growth Fund	S&P 500, Lipper Growth & Income Funds Index

Master Global Bond Fund	Barclays Capital Global Aggregate Bond Index, Barclays Capital US Corporate High Yield Index 2% Issuer Cap, Lipper Global Income Funds Average

Master Global Small Capitalization Fund	Lipper Small Cap Growth Funds Index, Lipper International Small Cap Funds Index, MSCI All Country World Small Cap Index, MSCI USA Small Cap Index, MSCI All Country World ex USA Small Cap Index

Master Growth-Income Fund	S&P 500, Lipper Growth & Income Funds Index

Master International Fund	MSCI All Country World Index ex-USA, Lipper International Funds Index

Master New World Fund	MSCI All Country World Index, Lipper Global Funds Index, Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index

Fund Securities Beneficially Owned by Master Fund Portfolio Counselors

Shares of the Master Funds may only be owned by purchasing variable annuity and variable life insurance contracts.  Each portfolio counselor’s needs for variable annuity or variable life products and the role those products would play in their comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio counselor owns fund shares (through an insurance contract) in the dollar range noted: Robert W. Lovelace, Global Growth Fund, $10,001 - $50,000. At this time, the remaining portfolio counselors have determined that variable annuity products are not needed for their individual retirement planning, and, as a result, as of the end of the Master Funds’ most recent fiscal year period, they did not hold shares of the Master Funds.

Administrative Fee.  Each Fund, except the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund, the JNL/American Funds Blue Chip Income and Growth Fund, the JNL/American Funds Global Bond Fund, the JNL/American Funds Global Small Capitalization Fund, the JNL/American Funds Growth-Income Fund, the JNL/American Funds International Fund, the JNL/American Funds New World Fund, the JNL/AIM Global Real Estate Fund, the JNL/AIM International Growth Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Credit Suisse Commodity Securities Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Franklin Templeton Global Growth Fund, the Franklin Templeton International Small Cap Growth Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/Ivy Asset Strategy Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/M&G Global Basics Fund, the JNL/M&G Global Leaders Fund, the JNL/Mellon Capital Management European 30 Fund, the JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, the JNL/Mellon Capital Management Global Alpha Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Mellon Capital Management Pacific Rim 30 Fund, the JNL/PAM Asia ex-Japan Fund, the JNL/PAM China-India Fund, the JNL/Red Rocks Listed Private Equity Fund and the JNL/S&P Funds (except the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund), pays to JNAM (“Administrator”) an Administrative Fee of 0.10% of the average daily net assets of the Fund.

Each of the following Funds pays an Administrative Fee of 0.15%: the JNL/American Funds Blue Chip Income and Growth Fund, the JNL/American Funds Global Bond Fund, the JNL/American Funds Global Small Capitalization Fund, the JNL/American Funds Growth-Income Fund, the JNL/American Funds International Fund, the JNL/American Funds New World Fund, the JNL/AIM Global Real Estate Fund, the JNL/AIM International Growth Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Credit Suisse Commodity Securities Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the Franklin Templeton International Small Cap Growth Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/Ivy Asset Strategy Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/M&G Global Basics Fund, the JNL/M&G Global Leaders Fund, the JNL/Mellon Capital Management Global Alpha Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia ex-Japan Fund, and the JNL/Red Rocks Listed Private Equity Fund.

The JNL/S&P Funds (except the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund), the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/Franklin Templeton Founding Strategy Fund pay an Administrative Fee of 0.05%.

The JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund pay an Administrative Fee of 0.10%.

The JNL/Mellon Capital Management European 30 Fund, the JNL/Mellon Capital Management Pacific Rim 30 Fund and the JNL/PAM China-India Fund pay an Administrative Fee of 0.20%.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses and other expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for interest expenses, registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees. The fees paid by the Fund to the Administrator for the fiscal year ended December 31, 2007, December 31, 2008, and December 31, 2009 were $17,840,613, $20,629,083, and $22,580,542, respectively.

No information is provided for the Feeder Funds which commenced operations after December 31, 2009.

Custodian and Transfer Agent.  The custodian has custody of all securities and cash of the Trust maintained in the United States and attend to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017, acts as custodian for all of the Funds.  The custodian is an affiliate of J.P. Morgan Investment Management Inc., which acts as Sub-Adviser to certain Funds.  JPMorgan Chase Bank, N.A. is an indirect subsidiary of JPMorgan Chase & Co.

JNAM is the transfer agent and dividend-paying agent for each Fund of the Trust.

Independent Registered Public Accounting Firm.  The Trustees have appointed KPMG LLP as the Trust’s independent registered public accounting firm.  KPMG LLP, 303 E. Wacker Drive, Chicago, Illinois 60601, will audit and report on the Trust’s annual financial statements and will perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

The Distributor.  Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), 7601 Technology Way, Denver, Colorado 80237 is the distributor of the shares of the Trust.  JNLD is a wholly owned subsidiary of Jackson, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.  The Distribution Agreement was last approved by the Board of Trustees on June 10-11, 2009.

The Distributor also has the following relationships with the Sub-Advisers and their affiliates.  The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives selling and other compensation from them in connection with those activities, as described in the Prospectus or statement of additional information for those funds.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (“Contracts”) issued by Jackson and its subsidiary Jackson NY.  Raymond James Financial Services, a brokerage affiliate of the Sub-Adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities.  The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the Contracts.

American Funds Distributors, Inc. (“AFD”) is the distributor of the Master Fund’s shares.  AFD is located at 333 South Hope Street, Los Angeles, CA 90071;6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

Distribution Plan.  The Board of Trustees of the Trust, including all of the Independent Trustees, has approved an Amended Plan pursuant to Rule 12b-1 (“Amended Plan”) with respect to the Class A shares and the Class B shares of each Fund including the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, but excluding the remaining JNL/S&P Funds.  For purposes of this section of the SAI only, the Funds covered by the Amended Plan are referred to as the “Funds”.)  Following the approval of the Amended Plan, a shareholders meeting was held on December 1, 2003, and the then-existing shareholders of each Fund became the Class A shareholders of that Fund.

The Board, including all of the Independent Trustees, also approved an amendment to the Trust’s existing Distribution Agreement with JNLD.  The Amendment to the Distribution Agreement reflected the provisions of the Amended Plan establishing new Classes of shares and authorizing the Rule 12b-1 fee with respect to Class A shares.

Subsequently, the Board of Trustees of the Trust approved an amendment to the Amended Plan and an amendment to the Trust’s existing Distribution Agreement.  The amendments approved on November 23, 2004 did not require a shareholder vote.  These amendments terminated the provisions of the Amended Plan and the Distribution Agreement permitting the use of amounts recaptured from portfolio brokerage commissions to promote the sale and distribution of Trust shares through the sale of variable insurance products funded by the Trust.  The Board of Trustees approved the amendments to implement amendments to Rule 12b-1 under the 1940 Act.  As a result of the amendments to the Amended Plan and the Distribution Agreement, effective December 13, 2004, Class B shares will no longer be subject to Rule 12b-1 expenses.  The Amended Plan was last approved by the Board of Trustees on June 10-11, 2009.

Currently, under the Amended Plan, each Fund, except for JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund will accrue daily and pay monthly to JNLD a Rule 12b-1 fee at a maximum annual rate of 0.20% of the average daily net assets attributable to the Class A shares of the Fund.  To the extent consistent with the Amended Plan and applicable law, JNLD may use the Rule 12b-1 fees to reimburse itself or compensate broker-dealers, administrators, or others for providing distribution, administrative, or other services.  The types of services and expenses that may be reimbursed or compensated by the Rule 12b-1 fee pursuant to the Amended Plan include, but are not limited to, the following:

•
Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Companies or the Funds, including materials intended for use by Jackson National Life and its affiliates, or for broker-dealer only use or retail use.

•	Holding or participating in seminars and sales meetings for registered representatives designed to promote the distribution of shares of the Companies or the Funds.

•	Payment of servicing fees requested by broker-dealers or other financial intermediaries who sell Variable Contracts that offer the Funds.

•
Obtaining information and providing explanations to Variable Contract owners regarding the Funds’ investment objectives and policies and other information about the Companies and the Funds, including the performance of the Funds.

•	Training sales personnel regarding the sale of Variable Contracts that relate to the Funds offered in those Variable Contracts.

•	Financing any other activity that the Companies’ Board determines are primarily intended directly or indirectly to result in the servicing or sale of Fund shares.

The Plan provides (1) that it is subject to annual approval of continuance by the Trustees and the disinterested Trustees; (2) that the Distributor must provide the Trustees with a quarterly written report of payments made under the Plan and the purpose of the payments; and (3) that the Plan may be terminated at any time by the vote of a majority of the disinterested Trustees.  The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the disinterested Trustees.

Distribution Plan of the Master Funds.

The Master Funds do not charge a 12b-1 fee for the Class 1 shares in which the Feeder Funds invest.  For additional information regarding the distribution of the Master Funds, please see the Master Funds SAI, which is delivered together with this SAI.

Fund Transactions and Brokerage.

Because the Feeder Funds invest their assets in the Master Funds, JNAM does not currently execute portfolio transactions on behalf of the Feeder Funds.  However, if JNAM or a Sub-Adviser begins to provide portfolio management services to a Feeder Fund, JNAM or the Sub-Adviser would execute portfolio transactions for the Feeder Fund pursuant to the policies and procedures described below.  Because the Feeder Funds do not invest directly in portfolio securities, the Feeder Funds do not pay any brokerage commissions.  For information about the brokerage commissions paid by each Master Fund for the last three fiscal years ended December 31, see the Master Funds' SAI, which was provided with this SAI and is available upon request.

Pursuant to the Investment Sub-Advisory Agreements, the Sub-Advisers (except for SPIAS) are responsible for placing all orders for the purchase and sale of portfolio securities of the Trust. Except as provided under the Trust's Directed Brokerage Guidelines, which are described below, the Sub-Advisers may place portfolio securities orders with broker-dealers selected in their discretion.  The Sub-Advisers are obliged to place orders for the purchase and sale of securities with the objective of obtaining the most favorable overall results for the Trust (“best execution”), and each Sub-Adviser has adopted policies and procedures intended to assist it in fulfilling that obligation.  In doing so, a Fund may pay higher commission rates than the lowest available when a Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as discussed below.

The cost of securities transactions for each portfolio consist not only of brokerage commissions (for transactions in exchange-traded equities, over-the-counter equities, and certain derivative instruments) or dealer or underwriter spreads for other types of securities, but also may include the market price impact of the Funds’ transactions.  Bonds and money market instruments are generally traded on a net basis and do not normally involve brokerage commissions.

Occasionally, securities may be purchased directly from the issuer.  For securities traded primarily in the over-the-counter market, the Sub-Adviser may deal directly with dealers who make a market in the securities.  Such dealers usually act as principals for their own account.  Securities may also be purchased from various market centers.

In selecting broker-dealers through which to effect transactions, each applicable Sub-Adviser considers a number of factors described in its policy and procedures. The Sub-Advisers’ policies and procedures generally include as factors for consideration such matters as price, confidentiality, broker-dealer spread or commission (if any) the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution.  The Sub-Adviser’s selection of a broker-dealer based on one or more of these factors, either in terms of a particular transaction or the Sub-Adviser’s overall responsibilities with respect to the Trust and any other accounts managed by the Sub-Adviser, could result in the Trust paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

Under the terms of the Investment Sub-Advisory Agreements, and subject to best execution, the Sub-Advisers also expressly are permitted to consider the value and quality of any “brokerage and research services” (as defined under Section 28(e) of the Securities Exchange Act of 1934, as amended), including securities research, or statistical, quotation, or valuation services provided to the Sub-Adviser by the broker-dealer.  In placing a purchase or sale order, a Sub-Adviser may use a broker-dealer whose commission for effecting the transaction is higher than that another broker-dealer might have charged for the same transaction, if the Sub-Adviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the Sub-Adviser’s overall responsibilities with respect to the Trust and any other accounts managed by the Sub-Adviser.  Research services provided by broker-dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy.  A Sub-Adviser may use research services provided by broker-dealers through which the Sub-Adviser effects Fund transactions in serving any or all of its accounts, and the Sub-Adviser may not use all such services in connection with its’ services to the Trust.

Where new issues of securities are purchased by a Fund in underwritten fixed price offerings, the underwriter or another selling group member may provide research services to a Sub-Adviser in addition to selling the securities to the Fund or other advisory clients of the Sub-Adviser.

During the fiscal year ended December 31, 2009, the Funds directed the following amounts of portfolio securities transactions, and commissions paid thereon, to broker-dealers which provided research services to the Funds’ Sub-Advisers:

Fund	Gross Dollar Value of Purchases/Sales Directed to Research Providers	Dollar Amount of Commissions Directed to Research Providers
JNL/AIM International Growth Fund	$157,174,367	$288,513
JNL/AIM Large Cap Growth Fund	524,072,673	299,872
JNL/AIM Global Real Estate Fund	201,385,652	393,663
JNL/AIM Small Cap Growth Fund	42,574,421	55,097
JNL/Eagle Core Equity Fund	8,917,567	9,538
JNL/Eagle SmallCap Equity Fund	7,473,279	9,382
JNL/Franklin Templeton Global Growth	47,639,938	42,740
JNL/Franklin Templeton Income Fund	81,016,177	48,074
JNL/Franklin Templeton Mutual Shares Fund	119,895,614	89,990
JNL/Franklin Templeton Small Cap Value Fund	40,525,468	23,244
JNL/Goldman Sachs Mid Cap Value Fund1	373,803,126	411,339
JNL/Ivy Asset Strategy Fund	162,760,860	99,661
JNL/Lazard Emerging Markets Fund	654,731,401	1,144,693
JNL/Lazard Mid Cap Equity Fund	193,347,015	240,118
JNL/M&G Global Basics Fund	11,419,060	5,231
JNL/M&G Global Leaders Fund	6,088,225	6,609
JNL/Oppenheimer Global Growth Fund	121,330,754	117,728
JNL/PAM Asia ex-Japan Fund	2,047,195	2,132
JNL/PAM China-India Fund	3,994,416	3,479
JNL/PPM America Mid Cap Equity Fund2	2,020,035	2,402
JNL/PPM America Small Cap Equity Fund2	94,684	265
JNL/PPM America Value Equity Fund2	25,129,325	30,065
JNL/Red Rocks Listed Private Equity Fund	53,264,404	96,587
JNL/Select Balanced Fund	432,831,209	348,295
JNL/Select Value Fund	617,642,228	623,883
JNL/T. Rowe Price Established Growth Fund	78,514,987	79,783
JNL/T. Rowe Price Mid-Cap Growth Fund	60,297,216	92,366
JNL/T. Rowe Price Value Fund	31,771,106	62,665
1 GSAM may enter into soft dollar arrangements with U.S. and non-U.S. broker-dealers, including affiliated broker-dealers. GSAM may receive research, including proprietary research, which is bundled with trade execution, clearing, or settlement services provided by a particular broker-dealer.  GSAM may also participate in so-called “commission sharing arrangements” and “client commission arrangements” under which GSAM may execute transactions through a broker-dealer, including an affiliate, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to GSAM.  Any arrangements to receive research other than the research mentioned above or bundled research must be approved by GSAM Legal or GSAM Compliance in advance.
2 PPM America, Inc. generally seeks to obtain best execution for client transactions with brokers or dealers (collectively, “Broker Dealers”), that is, to obtain not necessarily the lowest commission cost or best price, but the best overall qualitative execution under the circumstances.  Factors that influence the manner in which the Adviser selects Broker Dealers for trade execution include a variety of factors relating to trade execution and may include the availability of research provided by the Broker Dealer. Information provided represents commissions paid to such Broker Dealers.  During the period above, PPM America, Inc. has not entered into contractual “soft dollar” arrangements for the purchase of research from Broker Dealers with whom it conducts client transactions.

Pursuant to the Trust’s Directed Brokerage Guidelines, the Trust is authorized to enter into agreements or arrangements pursuant to which the Trust may direct JNAM, in its capacity as the Trust’s investment adviser, and each of the Sub-Advisers retained by JNAM (and approved by the Trust) to manage certain of the Funds (each a “Sub-Adviser”), acting as agents for the Trust or its Funds to execute orders for the purchase or sale of portfolio securities with broker-dealers that have agreed to direct a portion of the brokerage commissions paid by the Funds back to the Funds.

In addition, in selecting broker-dealers to execute orders for the purchase or sale of portfolio securities for a Fund, JNAM and Sub-Advisers, may not take into account the broker-dealers’ promotion or sale of variable contracts that invest in Fund shares.  The Trust, JNAM, the Sub-Advisers and JNLD, the principal underwriter for the Trust, may not enter into any agreement (whether oral or written) or other understanding under which the Trust directs or is expected to direct to a broker-dealer, in consideration for the promotion or sale of shares issued by the Trust or any other registered investment company, portfolio securities transactions, or any remuneration, including but not limited to any commission, mark-up, mark-down, or other fee (or portion thereof) received or to be received from the Trust’s portfolio transactions effected through any other broker-dealer.

From time to time, the Board of Trustees will review whether the Sub-Adviser’s use of the recapture program for the benefit of the Funds, and the portion of the compensation paid by the Fund on the portfolio transactions is legally permissible and advisable.  The Board of Trustees intends to continue to review whether recapture opportunities are legally permissible and, if so, to determine in the exercise of its business judgment whether it would be advisable for the Funds to participate, or continue to participate, in the commission recapture program.

Subject to Rule 17e-1 under the 1940 Act, portfolio transactions for a Fund may be executed on an agency basis through broker-dealers that are affiliated with the Trust, the Adviser or a Sub-Adviser, if, in the Sub-Adviser’s judgment, the use of such affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a commission rate consistent with those charged by the affiliated broker-dealer to comparable unaffiliated customers in similar transactions.

Subject to compliance with Rule 10f-3 under the 1940 Act, Sub-Advisers are permitted to purchase securities from an underwriting syndicate in which an affiliate of the Sub-Adviser is a member.  The Board has adopted procedures and all such transactions are reported to and reviewed by the Trustees on a regular basis.

Subject to compliance with Rule 17a-7 under the 1940 Act, Sub-Advisers are permitted to cause a Fund to purchase securities from or sell securities to another account, including another investment company, advised by the Sub-Adviser.  The Board has adopted procedures and all such transactions are reported to and reviewed by the Trustees on a regular basis.

There are occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for the Fund and for other accounts served by the Adviser or a Sub-Adviser, or an affiliated company.  Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are effected only when the Adviser or the Sub-Adviser believes that to do so is in the interest of the Fund and the other accounts participating.  When such concurrent authorizations occur the executions will be allocated in an equitable manner.

During the past three fiscal years, the Funds paid the following amounts in brokerage commissions for portfolio transactions:

Fund	Fiscal year ended December 31, 2009	Fiscal year ended December 31, 2008	Fiscal year ended December 31, 2007
JNL/AIM International Growth Fund	$300,061	$779,876	$754,212
JNL/AIM Large Cap Growth Fund	372,615	269,246	302,720
JNL/AIM Global Real Estate Fund	510,844	481,195	318,210
JNL/AIM Small Cap Growth Fund	75,383	66,552	54,806
JNL/Capital Guardian Global Balanced Fund	258,941	231,393	176,029
JNL/Capital Guardian Global Diversified Research Fund	429,704	401,182	269,006
JNL/Capital Guardian U.S. Growth Equity Fund	373,722	207,942	257,219
JNL/Credit Suisse Commodity Securities Fund	392,703	682,815	393,066
JNL/Credit Suisse Long/Short Fund	369,367	169,787	83,206
JNL/Eagle Core Equity Fund	52,866	57,740	156,370
JNL/Eagle SmallCap Equity Fund	403,617	363,649	370,393
JNL/Franklin Templeton Global Growth Fund	122,669	108,736	216,656
JNL/Franklin Templeton Income Fund	113,822	214,507	198,401
JNL/Franklin Templeton International Small Cap Growth Fund (formerly, JNL/Capital Guardian International Small Cap Fund)	171,419	147,460	117,603
JNL/Franklin Templeton Mutual Shares Fund	335,386	246,161	249,912
JNL/Franklin Templeton Small Cap Value Fund	49,597	57,394	58,773
JNL/Goldman Sachs Core Plus Bond Fund	65,854	96,308	116,571
JNL/Goldman Sachs Emerging Markets Debt Fund	0	0	N/A
JNL/Goldman Sachs Mid Cap Value Fund	583,111	312,307	362,546
JNL/Ivy Asset Strategy Fund	125,503	N/A	N/A
JNL/JPMorgan International Value Fund	865,835	1,002,515	1,881,337
JNL/JPMorgan MidCap Growth Fund	217,635	222,160	434,231
JNL/JPMorgan U.S. Government & Quality Bond Fund	0	0	14,875
JNL/Lazard Emerging Markets Fund	1,161,625	906,287	811,499
JNL/Lazard Mid Cap Equity Fund	253,590	430,856	449,929
JNL/M&G Global Basics Fund	13,354	2,565	N/A
JNL/M&G Global Leaders Fund	16,718	5,213	N/A
JNL/Mellon Capital Management European 30 Fund	7,688	1,131	N/A
JNL/Mellon Capital Management Pacific Rim 30 Fund	8,636	1,566	N/A
JNL/Mellon Capital Management S&P 500 Index Fund	78,532	38,333	13,353
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	43,186	74,119	35,042
JNL/Mellon Capital Management Small Cap Index Fund	60,984	66,321	91,193
JNL/Mellon Capital Management International Index Fund	163,496	98,428	94,308
JNL/Mellon Capital Management Bond Index Fund	0	0	0
JNL/Mellon Capital Management Global Alpha Fund	11,293	N/A	N/A
JNL/Oppenheimer Global Growth Fund	129,327	140,933	172,727
JNL/PAM Asia ex-Japan Fund	164,764	49,168	12,529
JNL/PAM China-India Fund	535,805	108,721	3,409
JNL/PIMCO Real Return Fund	22,649	126,722	75,771
JNL/PIMCO Total Return Bond Fund	112,330	75,066	118,897
JNL/PPM America High Yield Bond Fund	6,366	9,000	0
JNL/PPM America Mid Cap Value Fund	35,095	36,704	N/A
JNL/PPM America Small Cap Value Fund	51,379	29,946	N/A
JNL/PPM America Value Equity Fund	106,327	362,018	250,906
JNL/Red Rocks Listed Private Equity Fund	219,290	19,425	N/A
JNL/Select Balanced Fund	348,471	296,810	135,670
JNL/Select Money Market Fund	0	0	0
JNL/Select Value Fund	623,883	516,788	298,672
JNL/T. Rowe Price Established Growth Fund	535,505	629,458	898,102
JNL/T. Rowe Price Mid-Cap Growth Fund	460,626	370,020	432,956
JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)	25,352	44,379	30,272
JNL/T. Rowe Price Value Fund	261,595	232,028	264,921
JNL/S&P Competitive Advantage Fund	110,420	69,757	3,601
JNL/S&P Dividend Income & Growth Fund	81,644	73,681	2,335
JNL/S&P Intrinsic Value Fund	125,279	95,179	3,122
JNL/S&P Total Yield Fund	154,750	165,292	4,384

During the past three fiscal years, the Funds paid the following amounts in brokerage commissions to affiliated broker-dealers:

Name of Broker/Dealer	Period Ended December 31, 2009	Period Ended December 31, 2008	Period Ended December 31, 2007
Bear Stearns Asset Management Inc.	$8,661	$0	$0
BNY Capital Markets, Inc.	0	0	15,971
Chase Investment Services Corp.	0	0	81
CIBC World Markets Corp.	0	0	0
Citigroup Global Markets Inc.	0	0	0
Credit Lyonnais SA	0	0	87,742
Credit Suisse Securities LLC	27,445	734	824,672
Dresdner Kleinwort Benson North America	0	0	132,071
Fidelity National Capital Investors Inc.	0	0	3,039
Fred Alger & Co., Inc.	0	0	49,058
Goldman Sachs & Co.	37,694	6,192	650,561
J.P. Morgan Securities, Inc.	761	8,734	364,588
Lazard Freres & Co. LLC	0	0	6,782
The Bank of New York Mellon Corporation	0	0	10,904
National Financial Services Corp.	0	0	4,799
OppenheimerFunds Distributor, Inc.	366	691	21,554
Pershing Advisor Solutions LLC	0	0	7,664
Pershing LLC	0	0	44,265
Raymond James & Associates Inc.	1,288	0	15,389
Spear, Leeds & Kellogg	0	0	2,075
T. Rowe Price Investment Services, Inc.	205	0	63

Each of the broker-dealers listed above is (or, in the case of Goldman Sachs, was, at the time of the transactions) affiliated with the Funds through a Sub-Adviser.

The percentage of the Fund’s aggregate brokerage commissions paid to affiliated broker-dealers during the fiscal year ended December 31, 2009 is as follows:

FUND	BROKER/DEALER	PERCENTAGE OF AGGREGATE COMMISSIONS
JNL/Credit Suisse Commodity Securities Fund	Credit Suisse Secuities LLC	2.12%
JNL/Credit Suisse Long/Short Fund	Credit Suisse Secuities LLC	5.17%
JNL/Eagle SmallCap Equity Fund	Raymond James & Associates Inc.	0.32%
JNL/Goldman Sachs Core Plus Bond Fund	Goldman Sachs & Co.	7.64%
JNL/Goldman Sachs Mid Cap Value Fund	Goldman Sachs & Co.	5.60%
JNL/JPMorgan International Value Fund	Bear Stearns Asset Management Inc.	1.00%
JNL/JPMorgan International Value Fund	J.P. Morgan Securities, Inc.	0.09%
JNL/Oppenheimer Global Growth Fund	OppenheimerFunds Distributor, Inc.	0.28%
JNL/T. Rowe Price Value Fund	T. Rowe Price Investment Services, Inc.	0.08%

As of December 31, 2009, the following Funds owned securities of one of each Fund’s regular broker-dealers, or a publicly traded parent company of such broker-dealer:

FUND	BROKER-DEALER	VALUE OF SECURITIES OWNED (IN THOUSANDS)
JNL/AIM International Growth Fund	BNP Paribas	$6,126
JNL/AIM Large Cap Growth Fund	Goldman Sachs Group Inc.	13,037
JNL/AIM Global Real Estate Fund	Morgan Stanley	118
JNL/AIM Global Real Estate Fund	Nomura Holdings Inc.	1,109
JNL/AIM Small Cap Growth Fund	Stifel Financial Corp.	654
JNL/Capital Guardian Global Balanced Fund	Barclays Bank Plc	721
JNL/Capital Guardian Global Balanced Fund	BNP Paribas	1,028
JNL/Capital Guardian Global Balanced Fund	Goldman Sachs Group Inc.	3,321
JNL/Capital Guardian Global Balanced Fund	HSBC Holdings Plc	2,498
JNL/Capital Guardian Global Balanced Fund	JPMorgan Chase & Co.	1,607
JNL/Capital Guardian Global Balanced Fund	Merrill Lynch & Co. Inc.	319
JNL/Capital Guardian Global Balanced Fund	Mitsubishi Corp.	999
JNL/Capital Guardian Global Balanced Fund	Royal Bank Of Scotland Group Plc	627
JNL/Capital Guardian Global Balanced Fund	Societe Generale	152
JNL/Capital Guardian Global Balanced Fund	State Street Corp.	144
JNL/Capital Guardian Global Balanced Fund	UBS AG	247
JNL/Capital Guardian Global Diversified Research Fund	Barclays Bank Plc	1,101
JNL/Capital Guardian Global Diversified Research Fund	Goldman Sachs Group Inc.	4,728
JNL/Capital Guardian Global Diversified Research Fund	HSBC Holdings Plc	3,762
JNL/Capital Guardian Global Diversified Research Fund	JPMorgan Chase & Co.	2,229
JNL/Capital Guardian Global Diversified Research Fund	Mitsubishi Corp.	1,166
JNL/Capital Guardian Global Diversified Research Fund	State Street Corp.	1,985
JNL/Capital Guardian Global Diversified Research Fund	UBS AG	2,520
JNL/Capital Guardian U.S. Growth Equity Fund	Goldman Sachs Group Inc.	14,993
JNL/Capital Guardian U.S. Growth Equity Fund	JPMorgan Chase & Co.	7,859
JNL/Credit Suisse Commodity Securities Fund	BNP Paribas	25,959
JNL/Credit Suisse Long/Short Fund	Bank of New York Mellon Corp.	154
JNL/Credit Suisse Long/Short Fund	Citigroup Inc.	547
JNL/Credit Suisse Long/Short Fund	Goldman Sachs Group Inc.	2,735
JNL/Eagle Core Equity Fund	JPMorgan Chase & Co.	1,645
JNL/Franklin Templeton Global Growth Fund	Bank of New York Mellon Corp.	1,876
JNL/Franklin Templeton Global Growth Fund	JPMorgan Chase & Co.	1,140
JNL/Franklin Templeton Global Growth Fund	UBS AG	1,029
JNL/Franklin Templeton Income Fund	Bank of America Corp.	16,916
JNL/Franklin Templeton Income Fund	Barclays Bank Plc	669
JNL/Franklin Templeton Income Fund	Citigroup Inc.	12,351
JNL/Franklin Templeton Income Fund	Credit Suisse Group AG	2,382
JNL/Franklin Templeton Income Fund	Deutsche Bank AG	2,414
JNL/Franklin Templeton Income Fund	Goldman Sachs Group Inc.	8,429
JNL/Franklin Templeton Income Fund	JPMorgan Chase & Co.	18,112
JNL/Franklin Templeton Mutual Shares Fund	Bank of America Corp.	4,718
JNL/Franklin Templeton Mutual Shares Fund	Barclays Bank Plc	3,766
JNL/Franklin Templeton Mutual Shares Fund	Deutsche Bank AG	2,170
JNL/Franklin Templeton Mutual Shares Fund	Morgan Stanley	2,376
JNL/Franklin Templeton Mutual Shares Fund	UBS AG	1,883
JNL/Goldman Sachs Core Plus Bond Fund	Bank of America Corp.	13,052
JNL/Goldman Sachs Core Plus Bond Fund	Citigroup Inc.	31,528
JNL/Goldman Sachs Core Plus Bond Fund	Credit Suisse Group AG	10,564
JNL/Goldman Sachs Core Plus Bond Fund	Deutsche Bank AG	623
JNL/Goldman Sachs Core Plus Bond Fund	JPMorgan Chase & Co.	15,612
JNL/Goldman Sachs Core Plus Bond Fund	Morgan Stanley	8,870
JNL/Goldman Sachs Core Plus Bond Fund	Royal Bank Of Scotland Group Plc	15,490
JNL/Goldman Sachs Core Plus Bond Fund	UBS AG	526
JNL/Goldman Sachs Mid Cap Value Fund	Raymond James Financial Inc.	1,913
JNL/JPMorgan International Value Fund	BNP Paribas	10,557
JNL/JPMorgan International Value Fund	Barclays Bank Plc	4,644
JNL/JPMorgan International Value Fund	HSBC Holdings Plc	15,372
JNL/JPMorgan International Value Fund	ING Group NV	10,846
JNL/JPMorgan International Value Fund	Societe Generale	9,923
JNL/JPMorgan International Value Fund	UBS AG	4,743
JNL/M&G Global Leaders Fund	Credit Suisse Group AG	271
JNL/M&G Global Leaders Fund	JPMorgan Chase & Co.	392
JNL/Mellon Capital Management S&P 500 Index Fund	Goldman Sachs Group Inc.	7,701
JNL/Mellon Capital Management S&P 500 Index Fund	JPMorgan Chase & Co.	14,513
JNL/Mellon Capital Management International Index Fund	Credit Suisse Group AG	3,957
JNL/Mellon Capital Management International Index Fund	HSBC Holdings Plc	14,063
JNL/Mellon Capital Management International Index Fund	UBS AG	3,922
JNL/Oppenheimer Global Growth Fund	Credit Suisse Group AG	6,476
JNL/Oppenheimer Global Growth Fund	HSBC Holdings Plc	4,696
JNL/Oppenheimer Global Growth Fund	UBS AG	3,115
JNL/PAM Asia ex-Japan Fund	DBS Vickers	1,572
JNL/PAM Asia ex-Japan Fund	ICICI Bank	2,662
JNL/PAM China-India Fund	ICICI Bank	10,014
JNL/PIMCO Real Return Fund	Barclays Bank Plc	14,006
JNL/PIMCO Real Return Fund	Citigroup Inc.	31,760
JNL/PIMCO Real Return Fund	Credit Suisse Group AG	1,492
JNL/PIMCO Real Return Fund	Goldman Sachs Group Inc.	7,065
JNL/PIMCO Real Return Fund	JPMorgan Chase & Co.	4,469
JNL/PIMCO Real Return Fund	Merrill Lynch & Co. Inc.	19,169
JNL/PIMCO Real Return Fund	Morgan Stanley	43,174
JNL/PIMCO Real Return Fund	UBS AG	7,082
JNL/PIMCO Total Return Bond Fund	Bank of America Corp.	29,004
JNL/PIMCO Total Return Bond Fund	Barclays Bank Plc	41,431
JNL/PIMCO Total Return Bond Fund	Citigroup Inc.	54,792
JNL/PIMCO Total Return Bond Fund	Credit Suisse Group AG	6,422
JNL/PIMCO Total Return Bond Fund	Deutsche Bank AG	3,271
JNL/PIMCO Total Return Bond Fund	Goldman Sachs Group Inc.	22,244
JNL/PIMCO Total Return Bond Fund	JPMorgan Chase & Co.	63,506
JNL/PIMCO Total Return Bond Fund	Merrill Lynch & Co. Inc.	29,617
JNL/PIMCO Total Return Bond Fund	Morgan Stanley	10,325
JNL/PIMCO Total Return Bond Fund	RBS Greenwich Capital	980
JNL/PIMCO Total Return Bond Fund	Royal Bank Of Scotland Group Plc	15,190
JNL/PIMCO Total Return Bond Fund	UBS AG	9,058
JNL/PPM America High Yield Bond Fund	Citigroup Inc.	5,417
JNL/PPM America High Yield Bond Fund	Credit Suisse Group AG	2,913
JNL/PPM America Value Equity Fund	Goldman Sachs Group Inc.	2,111
JNL/PPM America Value Equity Fund	JPMorgan Chase & Co.	2,313
JNL/PPM America Value Equity Fund	Morgan Stanley	2,338
JNL/Select Balanced Fund	Bank of America Corp.	11,905
JNL/Select Balanced Fund	Barclays Bank Plc	357
JNL/Select Balanced Fund	Citigroup Inc.	1,113
JNL/Select Balanced Fund	Credit Suisse Group AG	361
JNL/Select Balanced Fund	Goldman Sachs Group Inc.	8,589
JNL/Select Balanced Fund	HSBC Holdings Plc	788
JNL/Select Balanced Fund	JPMorgan Chase & Co.	12,337
JNL/Select Balanced Fund	Merrill Lynch & Co. Inc.	486
JNL/Select Balanced Fund	Morgan Stanley	6,977
JNL/Select Balanced Fund	State Street Corp.	2,443
JNL/Select Balanced Fund	U.S. Bancorp	965
JNL/Select Balanced Fund	UBS AG	3,446
JNL/Select Value Fund	Bank of America Corp.	16,050
JNL/Select Value Fund	Goldman Sachs Group Inc.	18,387
JNL/Select Value Fund	JPMorgan Chase & Co.	26,906
JNL/Select Value Fund	UBS AG	3,449
JNL/T. Rowe Price Established Growth Fund	Goldman Sachs Group Inc.	9,978
JNL/T. Rowe Price Established Growth Fund	JPMorgan Chase & Co.	18,601
JNL/T. Rowe Price Established Growth Fund	Morgan Stanley	8,051
JNL/T. Rowe Price Established Growth Fund	State Street Corp.	2,817
JNL/T. Rowe Price Mid-Cap Growth Fund	Raymond James Financial Inc.	3,352
JNL/T. Rowe Price Mid-Cap Growth Fund	SunTrust Banks, Inc.	4,200
JNL/T. Rowe Price Short-Term Bond Fund	Citigroup Inc.	9,182
JNL/T. Rowe Price Short-Term Bond Fund	Deutsche Bank AG	2,218
JNL/T. Rowe Price Short-Term Bond Fund	Goldman Sachs Group Inc.	1,870
JNL/T. Rowe Price Short-Term Bond Fund	Prudential Financial Inc.	2,436
JNL/T. Rowe Price Value Fund	Citigroup Inc.	2,437
JNL/T. Rowe Price Value Fund	Goldman Sachs Group Inc.	5,065
JNL/T. Rowe Price Value Fund	JPMorgan Chase & Co.	10,376
JNL/T. Rowe Price Value Fund	Lazard Group LLC	8,733
JNL/T. Rowe Price Value Fund	Morgan Stanley	4,040
JNL/T. Rowe Price Value Fund	State Street Corp.	5,499
JNL/T. Rowe Price Value Fund	SunTrust Banks, Inc.	3,338
JNL/T. Rowe Price Value Fund	T. Rowe Price Group, Inc.	24,57
JNL/S&P Total Yield Fund	Goldman Sachs Group Inc.	6,955
JNL/S&P Total Yield Fund	Morgan Stanley	6,484

Code of Ethics.  To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the Trust, the Adviser, the Sub-Advisers, the Funds and JNLD have adopted Codes of Ethics (“Codes”) under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended.  These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information regarding portfolio transactions of the Funds of the Trust.  The Trust’s and the Adviser Codes complies, in all material respects, with the recommendations of the Investment Company Institute.  Subject to the requirements of the Codes, employees may invest in securities for their own investment accounts, including securities that may be purchased or held by the Trust.

Proxy Voting for Securities held by the Funds.

This section applies to all Funds except Feeder Funds that are investing in a master-feeder arrangement.  For proxy voting policies and procedures applicable to Feeder Funds investing in a master-feeder arrangement, please see the section below entitled, "Proxy Voting Policies and Procedures for Feeder Funds."

The Board of Trustees has adopted the proxy voting policy and procedure (“Policy”) of the Adviser, pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers, except SPIAS, which does not have a proxy voting policy, nor does SPIAS vote proxies.  The Trust has adopted each of the Sub-Adviser's proxy voting policies and procedures (“Policies”).  The policies and procedures (or summaries) are attached to this SAI.  The Trustees will review each Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Funds’ Shareholders, the Adviser, or the Sub-Advisers, the Sub-Advisers will generally vote the proxies related to the companies giving rise to such conflict, and report to the Board of Trustees on such conflicts.

The Policy is designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders.  The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  In addition, the Sub-Advisers will monitor situations that may result in a conflict of interest in accordance with their policies and procedures.  A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson’s and Jackson NY’s website at http://vds.issproxy.com/SearchPage.php?CustomerID=2451, and (3) on the Securities and Exchange Commission's website at www.sec.gov.

Proxy Voting Policies and Procedures for Feeder Funds.

When a Fund is a Feeder Fund in a master/feeder structure, it will either (1) pass votes requested by the applicable Master Fund to its shareholders and seek instructions from its own shareholders with regard to the voting of all proxies with respect to such security and vote such proxies only in accordance with such instruction, or (2) vote the shares held by it in the same proportion as the vote of all other holders of such security.  However, the procedures described above (under the heading “Proxy Voting for Securities held by the Funds”) apply if a Fund is removed from the master/feeder structure.

Proxies for the portfolio securities of the Master Fund will be voted pursuant to the Master Funds’ proxy voting policies and procedures, which are described in the Master Funds’ SAI.

IX.           DISCLOSURE OF PORTFOLIO INFORMATION

This section describes the Policies and Procedures for Disclosure of Portfolio Information for all Funds except the Feeder Funds.  Under the master-feeder structure, each Feeder Fund's sole portfolio holding, other than cash or cash equivalents, is shares of its corresponding Master Fund, and so long as each Feeder Fund operates under the master-feeder structure, each Feeder Fund will only disclose its holdings of its corresponding Master Fund. As long as a Feeder Fund invests all of its assets in a Master Fund, it will be subject to the Master Fund’s policies and procedures regarding the disclosure of portfolio holdings. For information regarding the Master Funds’ policies and procedures regarding disclosure of portfolio holdings, please see the Master Funds SAI, which is delivered together with this SAI.  If a Feeder Fund withdraws from the master/feeder structure, the Feeder Fund will be subject to the following policies and procedures regarding the disclosure of portfolio holdings, which currently apply to all other Funds of the Trust.

Policies and Procedures

I.           Introduction

JNAM is the investment adviser to the Funds (includes all Funds of the Fund Complex) and certain affiliated and non-affiliated sub-advisers conduct the day-to-day management of the Funds.  Pursuant to the sub-advisers’ respective “Sub-Advisory Agreements” with JNAM, the sub-advisers make the investment decisions for the Funds, including determinations as to the purchase and sale of securities for the Funds and the disposition of the assets for the Funds.  The Adviser, pursuant to exemptive relief granted by the SEC, is a “Manager of Managers,” and monitors and reviews the performance of the sub-advisers and the Funds.  In providing this oversight function, JNAM regularly reports to the Funds’ Board related to sub-adviser management, trading, and compliance functions.  The Adviser does not make individual investment decisions on behalf of the Funds.  The Adviser does not have a portfolio management department and does not operate a trading desk.  The Adviser provides the Funds with various services, including, but not limited to, compliance, fund accounting, transfer agency services, due diligence, and administrative services.

Certain of the Funds underlie variable products sponsored by Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York, and are primarily sold to the separate accounts of those variable products, and are also sold to participants in certain “Qualified Retirement Plans.”

II.           Statement of Policy.

JNAM, the Distributor, and the Funds’ Board have approved and adopted policies and procedures governing the disclosure of information regarding the Funds’ portfolio holdings.  In adopting these policies and procedures, the Funds’ Board assessed the use of Fund portfolio information, and the manner in which such information is conveyed to other parties, including the shareholders (contractholders).  The procedures are designed to control the disclosure of Fund portfolio information.  These policies and procedures are intended to balance the interests of the Funds’ shareholders and their access to portfolio information, with the interests of JNAM and the Distributor in the administration and management of the Funds.  The Funds’ Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws.

As a general matter, it is the policy that public disclosure of information concerning the Funds’ portfolio holdings should allow all relevant parties consistent and equal access to portfolio information.  In applying these principles, the Funds’ portfolio disclosures shall be made at times and in circumstances under which it may promptly become generally available to the brokerage community and the investing public.

A.           Policy Requirements.  In order to implement this policy, the procedures generally provide that:

(i) Information about the Funds’ portfolio holdings may not, except as set forth herein, be disclosed until it is either filed with the SEC, or mailed out to shareholders, which filing or mailing will not be made sooner than thirty (30) days after quarter end;

(ii) Portfolio holdings information that is solely available in other regulatory reports or filings (such as U.S. Treasury Department filings) may not be disclosed, except as expressly authorized by the Funds’ President;

(iii) Portfolio holdings information for certain of the Funds1 (including, but not limited to, the “Fund of Funds,” “Target Funds,” and “Index Funds”) that is more current than that in reports or other filings filed electronically with the SEC may be disclosed in certain printed materials provided the information is posted on the Funds’ website one (1) day prior to the use of any printed materials; and

(iv) Information about the Funds’ portfolio holdings shall not be disclosed by the Funds, JNAM, the Distributor, and personnel at the foregoing entities, to obtain compensation or consideration.

The foregoing, general policy requirements may not apply to certain of the Funds, including, but not limited, to the money market portfolios.

B.           Public Disclosures.  Information regarding each Fund’s portfolio holdings will be disclosed to the public as required or permitted by applicable laws, rules or regulations, such as in annual and semi-annual shareholder reports and other reports or filings with the SEC.  Such reports shall be released not sooner than thirty (30) days after the end of the relevant reporting period, or after such period required under applicable law.

III.           Disclosures

In accordance with the foregoing policies, the Funds and the Distributor may periodically disclose portfolio holdings information.

A.           Portfolio Overviews.

(i) Actively Managed Funds.  The Funds and the Distributor may disclose the Funds’ ten (10) largest portfolio holdings in monthly overviews in connection with the distribution of actively managed Fund shares.  The monthly overview updates may not be released earlier than thirty (30) days after the end of the relevant month and shall not be provided to any broker-dealer on a preferential basis.  The Funds will disclose their ten (10) largest portfolio holdings on the Funds’ website at www.jackson.com one (1) day prior to the use of any printed materials.

(ii) Index Funds, Fund of Funds, and Target Funds.  For the Index Funds, the Fund of Funds, and the Target Funds (generally, those Funds sub-advised by Standard & Poor’s Investment Advisory Services LLC and/or Mellon Capital Management Corporation), the Funds and the Distributor may periodically disclose complete or partial portfolio holdings, and/or allocations, thirty (30) days after any of the following:

(A)	The relevant reporting periods;

(B)           The “Stock Selection Date”; or

(C)           The effective date of new money allocations and/or rebalances.

Provided that such disclosures are not provided to any broker-dealers on a preferential basis.  The Funds will disclose such portfolio holdings on the Funds’ website at www.jackson.com one (1) day prior to the use of any printed materials.

B.           Service Providers.  The Funds may disclose their portfolio holdings to mutual fund databases and rating services (such as Lipper and Morningstar):

(i)           On a quarterly basis, however, such holdings information shall be released not sooner than thirty (30) days after the end of the relevant reporting period;

(ii)           At such time as those service providers may request; and/or

(iii)           As necessary for JNAM and the Funds to obtain materials and information from the service providers and/or rating services.

The disclosure of portfolio holdings to service providers is generally made for the purpose of obtaining ratings for the Funds and enabling such service providers to provide such portfolio holding information to the public as they typically provide for other rated mutual funds.  Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information to the approved purposes.  Although the Adviser cannot require the service providers to adopt a Code of Ethics to monitor and limit employee trading, any such trading would violate the confidentiality agreements JNAM has in place.

C.           Other Disclosures.  The Funds periodically provide information concerning their portfolio holdings to certain entities in connection with transactions/services provided to, or on behalf of, the Funds, including, but not limited to, sub-advisers and service providers, the Adviser’s consultants, the distributor, senior management and personnel at Jackson, the custodian, the transfer agent(s), broker-dealers, and counterparties, pricing vendors, and the Funds’ Board.  In addition to the Adviser, these service providers may include, but are not limited to, any sub-adviser, transition manager (for mergers and sub-adviser transitions), distributor, auditor, legal counsel to the funds, the trustees or managers, and/or the Funds’ other service providers.  Any disclosure to service providers shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information for approved purposes.  Although the confidentiality agreement does not explicitly limit or restrict personal securities transactions, JNAM and the Funds may, from time-to-time, limit or restrict personal securities transactions to prevent violations of these policies and procedures, the Code of Ethics, and JNAM’s Insider Trading Policies and procedures.  The Funds may also disclose portfolio holding information to any person who expressly agrees in writing to keep the disclosed information in confidence (agreements shall contain confidentiality provisions), and to use it only for purposes expressly authorized by the Fund.

D.           Exceptions.  From time-to-time, the Funds may need to disclose portfolio holdings and other information.  The Funds’ President shall examine appropriateness of any such disclosure(s).  Any such disclosure(s) will be kept confidential and will be subject to applicable SEC and FINRA requirements related to personal trading and access monitoring.  Upon review and authorization by the Funds’ President, in writing, and upon his/her determination that such disclosures would be in the interests of the relevant Fund(s) and its shareholders, a Fund(s) may disclose portfolio holdings information.  Such authorization shall be disclosed to the Funds’ Board.

E.           Regulatory and Legal Disclosures.  The Funds may also disclose portfolio holdings information to any regulator in response to any regulatory requirement, as part of a legal proceeding or criminal investigation, or any regulatory inquiry or proceeding, and to any person, to the extent required by order or other judicial process.

F.           Monitoring Portfolio Holdings Disclosure and Trading.  JNAM and the Funds will review the personal securities transactions of their Access Persons, pursuant to the Code of Ethics.  The sub-advisers and distributor have each, individually adopted a Code of Ethics and are responsible for monitoring the personal trading activities of their respective personnel.

IV.           Reporting, Recordkeeping, and Exceptions.

Any exceptions to these policies and procedures authorized by the Funds’ President shall be reported to the Funds’ Board.  The Funds’ Board shall also receive annual reports concerning the operation of these policies and procedures.  The Funds’ Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws.  All disclosures made pursuant to these policies and procedures, for both JNAM and the Funds, must be preserved for a period of not less than six (6) years, the first (2) years in an appropriate office of JNAM.

X.           PURCHASES, REDEMPTIONS AND PRICING OF SHARES

An insurance company and the S&P Funds may purchase shares of the Funds at their respective net asset values, using premiums received with respect to Contracts issued by the insurance company’s separate accounts.  These separate accounts are funded by shares of the Trust.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

As stated in the Prospectus, the net asset value (“NAV”) of a Fund’s shares is determined once each day on which the New York Stock Exchange (“NYSE”) is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday).  The NAV of a Fund’s shares is not determined on the days the NYSE is closed, which days generally are New Year’s Day, Martin Luther King Jr. holiday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  The NAV of a Fund’s share may also not be determined on days designated by the Trustees or on days designated by the SEC.

The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding.  In determining NAV, securities listed on the national securities exchanges, the Nasdaq National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.  Securities that are traded on the over-the-counter market are valued at their closing bid prices.  The values of foreign securities and currencies are translated to U.S. dollars using exchange rates in effect at the time of valuation.  A Fund may determine the market value of individual securities held by it, by using prices provided by one or more independent pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers.  Short-term securities maturing within 60 days are valued on the amortized cost basis.

The Trustees have adopted procedures pursuant to which the Administrator may determine, subject to ratification by the Board of Trustees, the “fair value” of securities for which a current market price is not available.

Certain of the Funds invest in securities that are traded in European and Far Eastern securities markets.  Due to differences in local time, trading in securities on European and Far Eastern securities exchanges and over-the-counter markets normally is completed well before the close of business on each Business Day.  In addition, European and Far Eastern securities trading generally, or in a particular country or countries, may not take place on all Business Days due to differing national holidays or for other reasons.  Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on other days which are not Business Days and on which a Fund’s NAV is not calculated.

A Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day.  Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign portfolio securities used in such calculation, the Trust’s procedures for pricing of portfolio securities authorize the Administrator, subject to verification by the Trustees, to determine the “fair value” of such securities for purposes of calculating a Fund’s net asset value. This will occur if the Administrator determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund’s net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Trust’s pricing procedures to be a “significant event.” Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator adjusts the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s net asset value.

For the JNL/Select Money Market Fund, securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act.  The net income of the JNL/Select Money Market Fund is determined once each day, on which the NYSE is open, at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday).  All the net income of the Fund, so determined, is declared as a dividend to shareholders of record at the time of such determination.  Shares purchased become entitled to dividends declared as of the first day following the date of investment.  Dividends are distributed in the form of additional shares of the Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

For this purpose, the net income of the JNL/Select Money Market Fund (from the time of the immediately preceding determination thereof) shall consist of:  (a) all interest income accrued on the portfolio assets of the Fund, (b) less all actual and accrued expenses, and (c) plus or minus net realized gains and losses on the assets of the Fund determined in accord with generally accepted accounting principles.  Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity.  Securities are valued at amortized cost which approximates market, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act.

Because the net income of the JNL/Select Money Market Fund is declared as a dividend payable in additional shares each time the Fund’s net income is determined, the net asset value per share (i.e., the value of the net assets of the Fund divided by the number of shares outstanding) is expected to remain at one dollar per share immediately after each such determination and dividend declaration.  Any increase in the value of a shareholder’s investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the shareholder’s account.

The Trust may suspend the right of redemption for any Fund only under the following unusual circumstances:  (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

Net Asset Value Calculations Applicable to Master Funds.  All portfolio securities of the Master Funds are valued, and the net asset value per share for each share class are determined, as follows:

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where CRMC deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by CRMC.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each Master Fund’s shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the Master Funds’ board. Subject to board oversight, the Master Funds’ board has delegated the obligation to make fair valuation determinations to a valuation committee established by the CRMC. The board receives regular reports describing fair-valued securities and the valuation methods used.

CRMC’s valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the valuation committee based upon what a Master Fund might reasonably expect to receive upon their current sale. CRMC’s valuation committee considers all indications of value available to it in determining the “fair value” to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. CRMC’s valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable Master Fund portfolios outside the United States. Securities owned by these Master Funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these Master Funds’ net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares of each Master Fund represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to a Master Fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Dividends.

The JNL/Select Money Market Fund intends to declare as dividends substantially all of the net investment income, if any.  Dividends from the net investment income and the net capital gain, if any, will be declared not less frequently than annually and reinvested in additional full and fractional shares of the fund or paid in cash.

The Fund seeks to maintain constant per share NAV of $1.00. Dividends from net investment income and net capital gain, if any, for the Fund will be declared and reinvested, or paid in cash, as to a class daily so long as class income exceeds class expenses on each day.  If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day.  The fund will resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive.  The accumulated net investment income for a class on any day is equal to the accumulated income attributable to that class less the accumulated expenses attributable to that class since the last payment of a dividend on that class.  When the fund resumes paying a dividend on a class, the amount of the initial dividend will be the accumulated net investment income for the class on the date of payment.  As a result of this policy, the fund: (1) on any given day, may pay a dividend on all of its classes, on none of its classes or on some but not all of its classes; (2) may not pay a dividend on one or more classes for one or more indeterminate periods which may be as short as a day or quite lengthy; and (3) may, during a period in which it does not pay a dividend on a class, have days on which the net investment income for that class is positive but is not paid as a dividend because the accumulated net investment income for the class continues to be negative.  In addition, a shareholder who purchases shares of a class with a negative accumulated net investment income could hold those shares during a period of positive net investment income and never receive a dividend unless and until that accumulated positive net investment income exceeded the negative accumulated net investment income at the time of purchase.

XI.           DESCRIPTION OF SHARES; VOTING RIGHTS; SHAREHOLDER INQUIRIES

Description of Shares.  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.  Each share of a Fund represents an equal proportionate interest in that Fund with each other share.  The Trust reserves the right to create and issue any number of Fund shares.  In that case, the shares of each Fund would participate equally in the earnings, dividends, and assets of the particular Fund.  Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

Voting Rights.  Shareholders are entitled to one vote for each share held. Except for matters affecting a particular Fund or Class of shares of a Fund, as described below, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders.  Shareholders’ meetings ordinarily will not be held unless required by the 1940 Act.  As permitted by Massachusetts law, there normally will be no shareholders’ meetings for the purpose of electing Trustees unless and until such time as fewer than a two-thirds majority of the Trustees holding office have been elected by shareholders.  At that time, the Trustees then in office will call a shareholders’ meeting for the election of Trustees.  The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust.  A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy.  Except as set forth above, the Trustees shall continue to hold office and may appoint additional or successor Trustees, provided that immediately after the appointment of any additional or successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders.  Shares do not have cumulative voting rights.  Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees.

In matters affecting only a particular Fund or Class of shares of a Fund, the matter shall have been effectively acted upon by a majority vote of the shares of only that Fund or Class of shares of a Fund even though (1) the matter has not been approved by a majority vote of the shares of any other Fund or Class of shares of a Fund; or (2) the matter has not been approved by a majority vote of the shares of the Trust.

Because shares in the Trust are sold only to Jackson, to certain qualified and non-qualified retirement plans and to regulated investment companies, Jackson and the regulated investment companies, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust.  In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  As may be required by applicable law and interpretations of the staff of the SEC, Jackson generally will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable.  This is sometimes referred to as “pass through” voting. Further, those shares which are owned by Jackson through its general account, as well as shares held by its separate accounts for which no voting instructions are received from contract owners, also will be voted by Jackson in the same proportions as those shares for which voting instructions are received from variable contract owners.  This is sometimes referred to as “echo” voting.  As described above, pursuant to Section 12 of the 1940 Act, when a Fund is a Feeder Fund in a master/feeder structure, it will either (1) pass votes requested by the applicable Master Fund to its shareholders and seek instructions from its own shareholders with regard to the voting of all proxies with respect to such security and vote such proxies only in accordance with such instruction, or (2) vote the shares held by it in the same proportion as the vote of all other holders of such security.  The Agreement and Declaration of Trust for JNL Series Trust provides that thirty percent of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, and that 30% of the aggregate number of shares in any Fund that are entitled to vote shall be necessary to constitute a quorum for the transaction of business by that Fund at a shareholders meeting.  As a result of proportional voting the vote of a small number of contract owners could determine the outcome of a proposal subject to shareholder vote.

Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust.  The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.  The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees.  The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust.  The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

•	Designate a Fund of the Trust;

•	Change the name of the Trust; or

•
Supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal or state regulations if they deem it necessary.

If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.  Shares have no pre-emptive or conversion rights.  Shares are fully paid and non-assessable when issued.

Shareholder Inquiries.  All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the back cover page of the Prospectus.

Information Regarding Master Funds. For information regarding the Master Funds’ shares, voting rights and policies regarding shareholder inquiries, please see the Master Funds SAI, which is delivered together with this SAI.

XII.           TAX STATUS

Each Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).  Each Fund intends to distribute taxable net investment income and capital gains to shareholders in amounts that will avoid federal income and excise tax.  Furthermore, distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards.  In addition, each Fund intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of annuity and life insurance contracts issued by insurance company separate accounts.  If any Fund failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund’s earnings and profits, and (3) most importantly, each insurance company separate account invested therein and the variable annuity and life insurance contracts supported by that account would no longer be eligible for tax deferral.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying for regulated investment company treatment.  Furthermore, the variable annuity and life insurance contracts could also lose the tax deferral if the Fund separately failed to satisfy the diversification requirements of Section 817(h).

The Fund reinvests all income dividends and capital gain distributions, if any, on Fund shares automatically in additional shares of the Fund, unless otherwise requested by a shareholder.  The reinvestment is made at the NAV determined on the ex-dividend date, which is generally the first business day following the record date.

Each Fund is treated as a separate corporation for purpose of the Code and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

At December 31, 2009, the following Funds had unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains.  If not used, the capital loss carryovers will expire as follows:

	Amount	Year(s) of Expiration
JNL/AIM International Growth Fund	$ 96,662	2016-2017
JNL/AIM Large Cap Growth Fund	74,423	2016-2017
JNL/AIM Global Real Estate Fund	99,263	2016-2017
JNL/AIM Small Cap Growth Fund	4,251	2016-2017
JNL/Capital Guardian Global Balanced Fund	52,326	2016-2017
JNL/Capital Guardian Global Diversified Research Fund	173,326	2010-2017
JNL/Capital Guardian International Small Cap Fund	23,292	2016-2017
JNL/Capital Guardian U.S. Growth Equity Fund	244,208	2010-2017
JNL/Credit Suisse Commodity Securities Fund	117,362	2016-2017
JNL/Credit Suisse Long/Short Fund	4,435	2016
JNL/Eagle Core Equity Fund	16,895	2016-2017
JNL/Eagle SmallCap Equity Fund	46,059	2016-2017
JNL/Franklin Templeton Founding Strategy Fund	9,243	2016
JNL/Franklin Templeton Global Growth Fund	41,744	2016-2017
JNL/Franklin Templeton Income Fund	85,503	2016-2017
JNL/Franklin Templeton Mutual Shares Fund	68,775	2016-2017
JNL/Franklin Templeton Small Cap Value Fund	9,318	2016-2017
JNL/Goldman Sachs Mid Cap Value Fund	53,962	2016-2017
JNL/JPMorgan International Value Fund	193,746	2016-2017
JNL/JPMorgan MidCap Growth Fund	165,297	2010-2017
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,850	2014-2017
JNL/Lazard Emerging Markets Fund	84,372	2016-2017
JNL/Lazard Mid Cap Equity Fund	82,465	2016-2017
JNL/M&G Global Leaders Fund	56	2016-2017
JNL/Mellon Capital Management S&P 500 Index Fund	18,194	2016
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	7,167	2017
JNL/Mellon Capital Management Small Cap Index Fund	17,385	2017
JNL/Mellon Capital Management International Index Fund	6,033	2017
JNL/Oppenheimer Global Growth Fund	8,678	2017
JNL/PAM Asia ex-Japan Fund	2,871	2016-2017
JNL/PPM America High Yield Bond Fund	73,274	2010-2017
JNL/PPM America Mid Cap Value Fund	3,060	2016-2017
JNL/PPM America Small Cap Value Fund	600	2016-2017
JNL/PPM America Value Equity Fund	120,004	2016-2017
JNL/S&P Managed Conservative Fund	13,545	2017
JNL/S&P Managed Moderate Fund	20,190	2016-2017
JNL/S&P Managed Moderate Growth Fund	27,986	2015-2017
JNL/S&P Managed Growth Fund	25,433	2016-2017
JNL/S&P Managed Aggressive Growth Fund	22,000	2012-2017
JNL/S&P Disciplined Moderate Fund	878	2017
JNL/S&P Disciplined Moderate Growth Fund	1,672	2017
JNL/S&P Disciplined Growth Fund	425	2017
JNL/Select Balanced Fund	47,113	2016-2017
JNL/Select Value Fund	99,810	2016-2017
JNL/T. Rowe Price Established Growth Fund	186,983	2016-2017
JNL/T. Rowe Price Mid-Cap Growth Fund	25,313	2017
JNL/T. Rowe Price Short-Term Bond Fund	20,447	2017
JNL/T. Rowe Price Value Fund	78,342	2016-2017

Contract Owners

Under current tax law, increases in policy value resulting from interest, dividend income and capital gains are not currently taxable to (nor are losses currently deductible by) policy owners, when left to accumulate within a variable annuity or life insurance policy.  Additional information relating to the tax treatment of the variable annuity and life insurance policies for which the Funds serve as underlying funding alternatives is contained in the prospectuses for those policies.

Internal Revenue Code Diversification Requirements

Section 817(h) of the Code imposes certain diversification requirements on the underlying assets of segregated asset accounts (that is, the assets of the Funds) that fund contracts such as the variable annuity and variable life policies issued by Jackson.  Failure to satisfy those requirements would result in imposition of federal income tax on a variable annuity or variable life insurance policy owner with respect to the increase in the value of the variable annuity or variable life insurance policy.  Under the regulations, a segregated asset account, such as the Fund, will be deemed adequately diversified if as of the close of each calendar quarter (or within 30 days after such last day), (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments.  For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

Treasury Regulations amplify the diversification requirements set forth in Section 817(h) and provide an alternative to the provision described above.  Section 817(h)(2) and the Treasury Regulations provide that a segregated asset account that funds contracts such as the variable annuity or variable life insurance policies is treated as meeting the diversification requirements if, as of the close of each calendar quarter (or within 30 days after such last day), the assets in the account meet the diversification requirements for a regulated investment company (Section 851(b)(4)) and no more than 55% of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.  Each Fund intends to comply with these diversification requirements.

Each Fund is managed with the intention of complying with these alternative diversification requirements under the Treasury Regulations.  It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of a Fund.

1  The Fund of Funds, Target Funds, and Index Funds (such as the JNL/S&P Managed Conservative Fund and the JNL/Mellon Capital Management International Index Fund) generally include those Funds sub-advised by Standard & Poor’s Investment Advisory Services LLC and/or Mellon Capital Management Corporation.  The Fund of Funds, Target Funds, and Index Funds have distinct investment strategies and these policies and procedures recognize that more frequent disclosure of portfolio holdings information may be required for the benefit of shareholders.

XIII.           FINANCIAL STATEMENTS

The financial statements of the JNL Series Trust as of and for each of the periods presented through June 30, 2009 (unaudited) and December 31, 2009 (audited) are incorporated by reference (which means they legally are part of this SAI) from the Trust’s Semi-Annual Report and Annual Report to shareholders.  The Semi-Annual Report and Annual Report are available at no charge upon written or telephone request to the Trust at the address and telephone number set forth on the front page of this SAI.

APPENDIX A — RATINGS OF INVESTMENTS

Moody’s Investors Service (“Moody’s”)

Short-Term Issue Ratings
Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Long-Term Issue Ratings.
Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa.  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group, they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A.  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa.  Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba.  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa.  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal and interest.

Ca.  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C.  Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

WR.  Withdrawn.

Moody’s applies all numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Ratings Services

Short-Term Issue Credit Ratings.
A-1.  A short-term obligation rated A-1 is rated in the highest category by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2.  A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3.  A small portion of speculative-grade credits, those with outstanding short-term creditworthiness, may obtain an ‘A-3’ short-term rating (i.e., cross over to investment grade for their short-term rating).  These issuers should have relatively low default risk over the near term, despite speculative grade characteristics over medium to long term.

B.  A short-term obligation rated B is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1.  A short-term obligation rated ‘B-1’ have above average creditworthiness over the short term compared to other speculative-grade issuers, despite credit concerns over the medium to long term.  They should have a combination of very strong liquidity and limited near-term event risk.

B-2. A short-term obligation rated ‘B-2’ has average speculative-grade creditworthiness.  They should have adequate to good liquidity and may have limited near-term event risk.

B-3.  A short-term obligation rated ‘B-3’ has weak speculative-grade creditworthiness.  They may have poor to merely adequate liquidity and have significant near-term event risk.

C.  A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D.  A short-term obligation rated D is in payment default.  The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Long-Term Issue Credit Ratings.  Issue credit ratings are based, in varying degrees, on the following considerations:

1.	Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accord with the terms of the obligation;
2.	Nature of and provisions of the obligation;
3.
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)  Accordingly, in the case of junior debt, the rating may not confirm exactly with the category definition.

AAA.  An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA.  An obligation rated AA differs from the highest-rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A.  An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB.  An obligation rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics.  BB indicates the least degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB.  An obligation rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B.  An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC.  An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC.  An obligation rated CC is currently highly vulnerable to nonpayment.

C.  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D.  An obligation rated D is in payment default.  The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-).  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r.  This symbol is attached to the ratings of instruments with significant noncredit risks.  It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.  Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Fitch Ratings
Short-Term Issue Ratings.
F1.  Indicates the strongest capacity for the timely payment of financial commitments relative to other issuers or issues in the same country.  Under their national rating scale, this rating is assigned to the “best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state.  Where the credit risk is particularly strong, a “+” is added to the assigned rating.

F2.  Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  However, the margin of safety is not as great as in the case of the ratings.

F3.  Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B.  Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C.  Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country.  Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D.  Indicates actual or imminent payment default.

Note to National Short-Term Ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature.  In these countries, our National Short-Term Ratings definitions for F1+, F1, F2 and F3 may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

Long-Term Issue Ratings

AAA.
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA.
Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A.
High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB.
Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB.
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B.
Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C.
High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D.
Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. ‘DD’ indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

Jackson National Asset Management, LLC

Proxy Voting Policies and Recordkeeping Procedures

I.	Introduction

The Funds are required to file an annual record of their respective proxy votes with the SEC by August 31st of each year on Form N-PX.  The period covered by the Funds’ Form N-PX filing with the SEC is July 1st through June 30th of the following year.

JNAM views the proxy voting process as a component of the investment process and, as such, seeks to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for its clients.  JNAM maintains a policy of seeking to protect the best interests of its clients should a proxy issue potentially implicate a conflict of interest between its clients and JNAM or its affiliates.  Schedule A lists the Funds to which this policy relates.

While JNAM is the investment adviser to the Funds, certain affiliated and non-affiliated sub-advisers (“Sub-Advisers”) conduct the day-to-day investment management of the Funds.  Pursuant to the Sub-Advisers’ respective “Sub-Advisory Agreements” with JNAM, the Sub-Advisers make the investment decisions for the Funds, including determinations as to the purchase and sale of securities for the Funds and the disposition of the assets for the Funds.  JNAM, pursuant to exemptive relief granted by the SEC, is a “Manager of Managers,” and monitors and reviews the performance of the Sub-Advisers and the Funds.  JNAM does not make individual investment decisions on behalf of the Funds.  JNAM does not have a portfolio management department and does not operate a trading desk.  JNAM provides the Funds with various services, including, but not limited to, compliance, fund accounting, transfer agency services, due diligence, and administrative services.

II.	Delegation to the Sub-Advisers

The Funds have delegated proxy voting responsibilities to JNAM, as the investment adviser to the Funds, and JNAM is authorized to delegate, in whole or in part, its proxy voting authority to the Funds’ Sub-Advisers, or other third-party vendors, consistent with the policies set forth below.  The Sub-Advisers are expected to identify and seek to obtain the optimal benefit for the Funds.  JNAM believes that the Sub-Advisers generally are also best suited to evaluate and vote proxies for the securities they acquire for the Funds.  Therefore, except as provided below, it is JNAM’s policy to delegate its proxy voting responsibility, as delegated to JNAM by the Funds’ Board, to the Sub-Advisers of each Fund and to maintain substantial oversight to ensure that each Fund’s Sub-Adviser has written policies that meet certain minimum standards, as follows:

A.	The policies are expected to be reasonably designed to protect the best interests of the Fund.

B.
JNAM expects that a Sub-Adviser’s proxy voting guidelines will be set forth in sufficient detail.  The proxy voting guidelines (or the Sub-Adviser’s, through separate written means) should address at least the following issues:

•	The extent to which the Sub-Adviser delegates its proxy voting decisions to a third party, or relies on the recommendations of a third party;
•	Policies and procedures relating to matters that may affect substantially the rights or privileges of the holders of securities to be voted; and
•	Policies regarding the extent to which the Sub-Adviser will support or give weight to the views of management of a portfolio company.

The policies are expected to delineate procedures to be followed when a proxy vote presents a conflict between the interests of a Fund and the interests of its Sub-Adviser and/or its affiliates, and to resolve any conflicts of interest based on the best interests of the Fund. If the matter involves an issue that is specifically addressed in the Sub-Adviser’s proxy voting policies, the proxy shall be cast in accordance with those policies.

C.
To the extent that a Sub-Adviser identifies a material conflict of interest between itself and the interests of a Fund, the Sub-Adviser shall notify JNAM at least annually and confirm how the conflict was resolved.

D.	Each Sub-Adviser is expected to deliver to JNAM, or its appointed vendor, its annual proxy voting record in a form suitable for filing on Form N-PX. This form shall include the following information:

•	Name of the issuer of the portfolio security;
•	Exchange ticker symbol of the portfolio security;
•	The CUSIP number of the portfolio security;
•	The shareholder meeting date;
•	A brief identification of the matter voted on;
•	Whether the matter was proposed by the issuer or by a security holder;
•	Whether the registrant cast its vote on the matter;
•	How the registrant cast its vote; and
•	Whether the Sub-Adviser cast its vote for or against management.

E.
JNAM shall periodically report to the Funds’ Board, on the Funds’ proxy voting during that year, including the resolution of any conflicts of interest during that period, any votes cast in contravention of the Sub-Advisers’ proxy voting policy, and any recommended changes in the Funds’ proxy voting policies, and/or any recommended changes in the third party service providers.  JNAM may also provide the Funds’ Board with information related to any third-party vendors used to facilitate proxy voting.

III.	Reservation of JNAM’s Authority and Conflicts of Interest

JNAM shall annually review the proxy voting policies of each Sub-Adviser, and shall provide such policies annually to the Funds’ Board for review.  JNAM seeks to insure that the Sub-Advisers seek the best interests of the Funds in voting proxies for the Funds, as described herein.

In addition, JNAM recognizes that in certain circumstances, Sub-Advisers may wish to abstain from a proxy vote based on a cost benefit analysis that casting a vote would not be in the overall best interests of the Fund it sub-advises.  In cases where the operational or other costs involved in voting a proxy outweigh potential benefits, JNAM shall permit a Sub-Adviser to abstain from voting.  In particular, JNAM recognizes the following circumstances where voting might not be in the best interests of a Fund:

•	Voting a proxy for securities held in a passively managed index fund;
•
Voting a proxy for certain foreign securities with “block out” or other restrictive features associated with proxy voting or which involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person; and

•	Voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote.

Further, JNAM reserves the right to vote proxies with respect to any portfolio of a Fund that is operated as “Funds of Funds” pursuant to Section 12(d)(1)(G) of the 1940 Act.  Those portfolios invest solely in shares of other Funds.  As a result, JNAM anticipates that all of the proposals to be voted on by the Fund of Funds portfolios will previously have been presented to the Funds’ Board.

Accordingly, it is JNAM’s policy to vote Fund shares held by the Fund of Funds portfolios in accordance with the recommendation of the relevant Funds’ Board with respect to the proposal, provided that such proposal has been approved by a majority of the independent Managers/Trustees on the relevant Board.  JNAM believes that since all of the Funds’ Board comprises a majority of independent Managers/Trustees, this policy will obviate any potential conflicts of interest.  JNAM will report to the Funds’ Board at least annually, as set forth herein, with respect to JNAM’s voting of proxies on behalf of the Fund of Funds portfolios.

IV.	Foreign Regulatory Reporting and Conflicts of Interest

For purposes of United Kingdom Financial Services Authority reporting and other foreign jurisdictional reporting, within the larger Prudential plc group framework to which JNAM is subject, it is noted that:

•
Prudential plc does not, and will not, interfere by giving direct or indirect instructions or in any other way in the exercise of the voting rights attached to the Funds’ securities in respect of which JNAM and/or the Sub-Advisers will vote proxies in such securities on behalf the Funds (“Voting Rights”);

•	JNAM and/or the Sub-Advisers are free in all situations to exercise the Voting Rights independently of Prudential plc; and
•
JNAM and/or the sub-advisers disregard and will disregard the interests of Prudential plc or any other Prudential group company whenever conflicts of interest arise in the exercise of the Voting Rights.

V.	Recordkeeping

Rule 30b1-4 under the 1940 Act requires each Fund to file its complete proxy voting record on an annual basis (for each reporting period ending June 30th) on Form N-PX no later than August 31st of each year.  JNAM will prepare and file Form N-PX on behalf of the Funds based on proxy voting data collected by a third party service provider retained by JNAM and the Funds.  In addition, JNAM will post this data on a public website, the address of which will be disclosed for the benefit of shareholders (contract holders) in the statement of additional information of any Fund filing its annual registration statement update.

Effective August 29, 2008

Schedule A

JNAM Clients

JNL Series Trust
JNL Investors Series Trust
JNL Variable Fund LLC

CAPITAL GUARDIAN TRUST COMPANY
PROXY VOTING POLICY AND PROCEDURES

Policy

Capital Guardian Trust Company (“CGTC”) provides investment management services to clients that include, among others, corporate and public pension plans, foundations and endowments, and registered investment companies. CGTC’s Personal Investment Management Division (“PIM”) provides investment management and fiduciary services, including trust and estate administration, primarily to high net-worth individuals and families. CGTC considers proxy voting an important part of those management services, and as such, CGTC seeks to vote the proxies of securities held by clients in accounts for which it has proxy voting authority in the best interest of those clients. The procedures that govern this activity are reasonably designed to ensure that proxies are voted in the best interest of CGTC’s clients.

Fiduciary Responsibility and Long-term Shareholder Value

CGTC’s fiduciary obligation to manage its accounts in the best interest of its clients extends to proxy voting. When voting proxies, CGTC considers those factors that would affect the value of its clients’ investment and acts solely in the interest of, and for the exclusive purpose of providing benefits to, its clients. As required by ERISA, CGTC votes proxies solely in the interest of the participants and beneficiaries of retirement plans and does not subordinate the interest of participants and beneficiaries in their retirement income to unrelated objectives.

CGTC believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. Therefore, the investment professionals responsible for voting proxies have the discretion to make the best decision given the individual facts and circumstances of each issue. Proxy issues are evaluated on their merits and considered in the context of the analyst’s knowledge of a company, its current management, management’s past record, and CGTC’s general position on the issue. In addition, many proxy issues are reviewed and voted on by a proxy voting committee comprised primarily of investment professionals, bringing a wide range of experience and views to bear on each decision.

As the management of a portfolio company is responsible for its day-to-day operations, CGTC believes that management, subject to the oversight of the relevant board of directors, is often in the best position to make decisions that serve the interests of shareholders. However, CGTC votes against management on proposals where it perceives a conflict may exist between management and client interests, such as those that may insulate management or diminish shareholder rights. CGTC also votes against management in other cases where the facts and circumstances indicate that the proposal is not in its clients’ best interests.

Special Review

From time to time CGTC may vote a) on proxies of portfolio companies that are also clients of CGTC or its affiliates, b) on shareholder proposals submitted by clients, or c) on proxies for which clients have publicly supported or actively solicited CGTC or its affiliates to support a particular position. When voting these proxies, CGTC analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interest of its clients. The CGTC Special Review Committee reviews certain of these proxy decisions for improper influences on the decision-making process and takes appropriate action, if necessary.

Procedures

Proxy Review Process

Associates on the proxy voting team in CGTC’s Portfolio Control department are responsible for coordinating the voting of proxies. These associates work with outside proxy voting service providers and custodian banks and are responsible for coordinating and documenting the internal review of proxies.

The proxy voting team reviews each proxy ballot for standard and non-standard items. Standard proxy items are typically voted with management unless the research analyst who follows the company or a member of an investment or proxy voting committee requests additional review. Standard items currently include the uncontested election of directors, ratifying auditors, adopting reports and accounts, setting dividends and allocating profits for the prior year, and certain other administrative items.

All other items are voted in accordance with the decision of the analyst, portfolio managers, the appropriate proxy voting committee or the full investment committee(s) depending on parameters determined by those investment committee(s) from time to time. Various proxy voting committees specialize in regional mandates and review the proxies of portfolio companies within their mandates. The proxy voting committees are typically comprised primarily of members of CGTC’s and its institutional affiliates’ investment committees and their activity is subject to oversight by those committees.

CGTC seeks to vote all of its clients’ proxies. In certain circumstances, CGTC may decide not to vote a proxy because the costs of voting outweigh the benefits to its clients (e.g., when voting could lead to share blocking where CGTC wishes to retain flexibility to trade shares). In addition, proxies with respect to securities on loan through client directed lending programs are not available to CGTC to vote and therefore are not voted.

CGTC will periodically review voting reports to ascertain, where possible, that votes were cast in accordance with voting instructions.

Proxy Voting Guidelines

CGTC has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of decision makers to make the best decision in each case, these guidelines are intended only to provide context and are not intended to dictate how the issue must be voted. The guidelines are reviewed and updated as necessary, but at least annually, by the appropriate proxy voting and investment committees.

CGTC’s general positions related to corporate governance, capital structure, stock option and compensation plans and social and corporate responsibility issues are reflected below.

  Corporate governance. CGTC supports strong corporate governance practices. It generally votes against proposals that serve as anti-takeover devices or diminish shareholder rights, such as poison pill plans and supermajority vote requirements, and generally supports proposals that encourage responsiveness to shareholders, such as initiatives to declassify the board or establish a majority voting standard for the election of the board of directors. Mergers and acquisitions, reincorporations and other corporate restructurings are considered on a case-by-case basis, based on the investment merits of the proposal.
  Capital structure. CGTC generally supports increases to capital stock for legitimate financing needs. It generally does not support changes in capital stock that can be used as anti-takeover devices, such as the creation of or increase in blank-check preferred stock or of a dual class capital structure with different voting rights.
  Stock-related compensation plans. CGTC supports the concept of stock-related compensation plans as a way to align employee and shareholder interests. However, plans that include features which undermine the connection between employee and shareholder interests generally are not supported. When voting on proposals related to new plans or changes to existing plans, CGTC considers, among other things, the following information, to the extent it is available: the exercise price of the options, the size of the overall plan and/or the size of the increase, the historical dilution rate, whether the plan permits option repricing, the duration of the plan, and the needs of the company. Additionally, CGTC supports option expensing in theory and will generally support shareholder proposals on option expensing if such proposal language is non-binding and does not require the company to adopt a specific expensing methodology.
  Corporate social responsibility. CGTC votes on these issues based on the potential impact to the value of its clients’ investment in the portfolio company.
Special Review Procedures

If a research analyst has a personal conflict in making a voting recommendation on a proxy issue, he or she must disclose such conflict, along with his or her recommendation. If a member of the proxy voting committee has a personal conflict in voting the proxy, he or she must disclose such conflict to the appropriate proxy voting committee and must not vote on the issue.

Clients representing 0.0025 or more of assets under investment management across all affiliates owned by The Capital Group Companies, Inc. (CGTC’s indirect parent company), are deemed to be “Interested Clients”. Each proxy is reviewed to determine whether the portfolio company, a proponent of a shareholder proposal, or a known supporter of a particular proposal is an Interested Client. If the voting decision for a proxy involving an Interested Client is against such client, then it is presumed that there was no undue influence in favor of the Interested Client. If the decision is in favor of the Interested Client, then the decision, the rationale for such decision, information about the client relationship and all other relevant information is reviewed by the Special Review Committee (“SRC”). The SRC reviews such information in order to identify whether there were improper influences on the decision-making process so that it may determine whether the decision was in the best interest of CGTC’s clients. Based on its review, the SRC may accept or override the decision, or determine another course of action. The SRC is comprised of senior representatives from CGTC’s and its institutional affiliates’ investment and legal groups and does not include representatives from the marketing department.

Any other proxy will be referred to the SRC if facts or circumstances warrant further review.

In cases where CGTC has discretion to vote proxies for shares issued by an affiliated mutual fund, CGTC will instruct that the shares be voted in the same proportion as votes cast by shareholders for whom CGTC does not have discretion to vote proxies.

CGTC’s Proxy Voting Record

Upon client request, CGTC will provide reports of its proxy voting record as it relates to the securities held in the client’s account(s) for which CGTC has proxy voting authority.

Annual Assessment

CGTC will conduct an annual assessment of this proxy voting policy and related procedures and will notify clients for which it has proxy voting authority of any material changes to the policy and procedures.

Effective Date

This policy is effective as of April 23, 2009.

CREDIT SUISSE ASSET MANAGEMENT, LLC
CREDIT SUISSE FUNDS

CREDIT SUISSE INSTITUTIONAL FUNDS

CREDIT SUISSE CLOSED-END FUNDS

PROXY VOTING POLICY AND PROCEDURES

Introduction

Credit Suisse Asset Management, LLC (“Credit Suisse”) is a fiduciary that owes each of its clients duties of care and loyalty with respect to proxy voting. The duty of care requires Credit Suisse to monitor corporate events and to vote proxies. To satisfy its duty of loyalty, Credit Suisse must cast proxy votes in the best interests of each of its clients. The Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds (the “Funds”), which have engaged Credit Suisse Asset Management, LLC as their investment adviser, are of the belief that the proxy voting process is a means of addressing corporate governance issues and encouraging corporate actions both of which can enhance shareholder value.

Policy

The Proxy Voting Policy (the “Policy”) set forth below is designed to ensure that proxies are voted in the best interests of Credit Suisse’s clients. The Policy addresses particular issues and gives a general indication of how Credit Suisse will vote proxies. The Policy is not exhaustive and does not include all potential issues.

Proxy Voting Committee

The Proxy Voting Committee will consist of a member of the Portfolio Management Department, a member of the Legal and Compliance Department, and a member of the Operations Department (or their designees). The purpose of the Proxy Voting Committee is to administer the voting of all clients’ proxies in accordance with the Policy. The Proxy Voting Committee will review the Policy annually to ensure that it is designed to promote the best interests of Credit Suisse’s clients.

For the reasons disclosed below under “Conflicts,” the Proxy Voting Committee has engaged the services of an independent third party (initially, Risk Metrics Group’s ISS Governance  Services Unit (“ISS”)) to assist in issue analysis and vote recommendation for proxy proposals. Proxy proposals addressed by the Policy will be voted in accordance with the Policy. Proxy proposals addressed by the Policy that require a case-by-case analysis will be voted in accordance with the vote recommendation of ISS. Proxy proposals not addressed by the Policy will also be voted in accordance with the vote recommendation of ISS. To the extent that the Proxy Voting Committee proposes to deviate from the Policy or the ISS vote recommendation, the Committee shall obtain client consent as described below.

Credit Suisse investment professionals may submit a written recommendation to the Proxy Voting Committee to vote in a manner inconsistent with the Policy and/or the recommendation of ISS. Such recommendation will set forth its basis and rationale. In addition, the investment professional must confirm in writing that he/she is not aware of any conflicts of interest concerning the proxy matter or provide a full and complete description of the conflict.

Conflicts

Credit Suisse is the part of the asset management business of Credit Suisse, one of the world’s leading banks. As part of a global, full service investment-bank, broker-dealer, and asset-management organization, Credit Suisse and its affiliates and personnel may have multiple advisory, transactional, financial, and other interests in securities, instruments, and companies that may be purchased or sold by Credit Suisse for its clients’ accounts. The interests of Credit Suisse and/or its affiliates and personnel may conflict with the interests of Credit Suisse’s clients in connection with any proxy issue. In addition, Credit Suisse may not be able to identify all of the conflicts of interest relating to any proxy matter.

Consent

In each and every instance in which the Proxy Voting Committee favors voting in a manner that is inconsistent with the Policy or the vote recommendation of ISS (including proxy proposals addressed and not addressed by the Policy), it shall disclose to the client conflicts of interest information and obtain client consent to vote. Where the client is a Fund, disclosure shall be made to any one director who is not an “interested person,” as that term is defined under the Investment Company Act of 1940, as amended, of the Fund.

Recordkeeping

Credit Suisse is required to maintain in an easily accessible place for six years all records relating to proxy voting.

These records include the following:
  a copy of the Policy;
  a copy of each proxy statement received on behalf of Credit Suisse clients;
  a record of each vote cast on behalf of Credit Suisse clients;
  a copy of all documents created by Credit Suisse personnel that were material to making a decision on a vote or that memorializes the basis for the decision; and
  a copy of each written request by a client for information on how Credit Suisse voted proxies, as well as a copy of any written response.
Credit Suisse reserves the right to maintain certain required proxy records with ISS in accordance with all applicable regulations.

Disclosure

Credit Suisse will describe the Policy to each client. Upon request, Credit Suisse will provide any client with a copy of the Policy. Credit Suisse will also disclose to its clients how they can obtain information on their proxy votes.

ISS will capture data necessary for Funds to file Form N-PX on an annual basis concerning their proxy voting record in accordance with applicable law.

Procedures

The Proxy Voting Committee will administer the voting of all client proxies. Credit Suisse has engaged ISS as an independent third party proxy voting service to assist in the voting of client proxies. ISS will coordinate with each client’s custodian to ensure that proxy materials reviewed by the custodians are processed in a timely fashion. ISS will provide Credit Suisse with an analysis of proxy issues and a vote recommendation for proxy proposals. ISS will refer proxies to the Proxy Voting Committee for instructions when the application of the Policy is not clear. The Proxy Voting Committee will notify ISS of any changes to the Policy or deviating thereof.

PROXY VOTING POLICY

Operational Items

Adjourn Meeting
Proposals to provide management with the authority to adjourn an annual or special meeting will be determined on a case-by-case basis.

Amend Quorum Requirements
Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding will be determined on a case-by-case basis.

Amend Minor Bylaws
Generally vote for bylaw or charter changes that are of a housekeeping nature.

Change Date, Time, or Location of Annual Meeting
Generally vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Generally vote against shareholder  proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratify Auditors
Generally vote for proposals to ratify auditors unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive, or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position. Generally vote on a case-by-case basis on shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services). Generally vote on a case-by-case basis on auditor rotation proposals taking into consideration: (1) tenure of audit firm; (2) establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; (3) length of the rotation period advocated in the proposal, and (4) significant audit related issues.

Board of Directors

Voting on Director Nominees in Uncontested Elections
Generally votes on director nominees on a case-by-case basis. Votes may be withheld: (1) from directors who attended less than 75% of the board and committee meetings without a valid reason for the absences; (2) implemented or renewed a dead-hand poison pill; (3) ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years; (4) ignored a shareholder proposal approved by a majority of the shares outstanding; (5) have failed to act on takeover offers where the majority of the shareholders have tendered their shares; (6) are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee; (7) are inside directors or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or (8) are audit committee members and the non-audit fees paid to the auditor are excessive

Cumulative Voting
Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

Director and Officer Indemnification and Liability Protection
Proposals on director and officer indemnification and liability protection generally evaluated on a case-by-case basis. Generally vote against proposals that would: (1) eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; or (2) expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Generally vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

Filling Vacancies/Removal of Directors
Generally vote against proposals that provide that directors may be removed only for cause. Generally vote for proposals to restore shareholder ability to remove directors with or without cause. Proposals that provide that only continuing directors may elect replacements to fill board vacancies will be determined on a case-by-case basis. Generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)
Generally vote for shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, including: (1) designated lead director, elected by and from the independent board members with clearly delineated duties; (2) 2/3 independent board; (3) all independent key committees; or (4) established governance guidelines.

Majority of Independent Directors
Generally vote for shareholder proposals requiring that the board consist of a majority or substantial majority (two-thirds) of independent directors unless the board composition  already meets the adequate threshold. Generally vote for shareholder proposals requiring the board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard. Generally withhold votes from insiders and affiliated outsiders sitting on the audit, compensation, or nominating committees. Generally withhold votes from insiders and affiliated outsiders on boards that are lacking any of these three panels. Generally withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.

Term Limits
Generally vote against shareholder proposals to limit the tenure of outside directors.

Proxy Contests

Voting on Director Nominees in Contested Elections
Votes in a contested election of directors should be decided on a case-by-case basis, with shareholders determining which directors are best suited to add value for shareholders. The major decision factors are: (1) company performance relative to its peers; (2) strategy of the incumbents versus the dissidents; (3) independence of directors/nominees; (4) experience and skills of board candidates; (5) governance profile of the company; (6) evidence of management entrenchment; (7) responsiveness to shareholders; or (8) whether takeover offer has been rebuffed.

Amend Bylaws without Shareholder Consent
Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Proposals giving the board the ability to amend the bylaws in addition to shareholders will be determined on a case-by-case basis.

Confidential Voting
Generally vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy may remain in place. If the dissidents will not agree, the confidential voting policy may be waived. Generally vote for management proposals to adopt confidential voting.

Cumulative Voting
Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations
Votes on advance notice proposals are determined on a case-by-case basis.

Amend Bylaws without Shareholder Consent
Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Generally vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills (Shareholder Rights Plans)
Generally vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it. Votes regarding management proposals to ratify a poison pill should be determined on a case-by-case basis. Plans should embody the following attributes: (1) 20% or higher flip-in or flip-over; (2) two to three year sunset provision; (3) no dead-hand or no-hand features; or (4) shareholder redemption feature

Shareholders' Ability to Act by Written Consent
Generally vote against proposals to restrict or prohibit shareholders' ability to take action by written consent. Generally vote for proposals to allow or make easier shareholder action by written consent.

Shareholders' Ability to Call Special Meetings
Proposals to restrict or prohibit shareholders' ability to call special meetings or that remove restrictions on the right of shareholders to act independently of management will be determined on a case-by-case basis.

Supermajority Vote Requirements
Proposals to require a supermajority shareholder vote will be determined on a case-bycase basis Proposals to lower supermajority vote requirements will be determined on a case-by-case basis.

Merger and Corporate Restructuring

Appraisal Rights
Generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases
Generally vote case-by-case on asset purchase proposals, taking into account: (1) purchase price, including earnout and contingent payments; (2) fairness opinion; (3) financial and strategic benefits; (4) how the deal was negotiated; (5) conflicts of interest; (6) other alternatives for the business; or (7) noncompletion risk (company's going concern prospects, possible bankruptcy).

Asset Sales
Votes on asset sales should be determined on a case-by-case basis after considering: (1) impact on the balance sheet/working capital; (2) potential elimination of diseconomies; (3) anticipated financial and operating benefits; (4) anticipated use of funds; (5) value received for the asset; fairness opinion (if any); (6) how the deal was negotiated; or (6) Conflicts of interest

Conversion of Securities
Votes on proposals regarding conversion of securities are determined on a case-by-case basis. When evaluating these proposals, should review (1) dilution to existing shareholders' position; (2) conversion price relative to market value; (3) financial issues: company's financial situation and degree of need for capital; effect of the transaction on the company's cost of capital; (4) control issues: change in management; change in control; standstill provisions and voting agreements; guaranteed contractual board and committee seats for investor; veto power over certain corporate actions; (5) termination penalties; (6) conflict of interest: arm's length transactions, managerial incentives. Generally vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization
Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of  interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reverse Leveraged Buyouts
Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating:  (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company
Votes on proposals regarding the formation of a holding company should be determined on a case-by-case basis taking into consideration: (1) the reasons for the change; (2) any  financial or tax benefits; (3) regulatory benefits; (4) increases in capital structure; (5) changes to the articles of incorporation or bylaws of the company. Absent compelling  financial reasons to recommend the transaction, generally vote against the formation of a holding company if the transaction would include either of the following: (1) increases in common or preferred stock in excess of the allowable maximum as calculated a model capital structure; (2) adverse changes in shareholder rights; (3) going private transactions; (4) votes going private transactions on a case-by-case basis, taking into account: (a) offer price/premium; (b) fairness opinion; (c) how the deal was negotiated; (d) conflicts of interest; (e) other alternatives/offers considered; (f) noncompletion risk.

Joint Ventures
Vote on a case-by-case basis on proposals to form joint ventures, taking into account: (1) percentage of assets/business contributed; (2) percentage ownership; (3) financial and strategic benefits; (4) governance structure; (5) conflicts of interest; (6) other alternatives; (7) noncompletion risk; (8) liquidations. Votes on liquidations should be determined on a case-by-case basis after reviewing: (1) management's efforts to pursue other alternatives such as mergers; (2) appraisal value of the assets (including any fairness opinions); (3) compensation plan for executives managing the liquidation. Generally vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions
Votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value by giving consideration to: (1) prospects of the combined companies; (2) anticipated financial and operating benefits; (3) offer price; (4) fairness opinion; (5) how the deal was negotiated; (6) changes in corporate governance and their impact on shareholder rights; (7) change in the capital structure; (8) conflicts of interest.

Private Placements
Votes on proposals regarding private placements should be determined on a case-by-case basis. When evaluating these proposals, should review: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue alternatives such as mergers; (5) control issues; (6) conflict of interest. Generally vote for the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Prepackaged Bankruptcy Plans
Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Recapitalization
Votes case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

Reverse Stock Splits
Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

Spinoffs

Votes on spinoffs should be considered on a case-by-case basis depending on: (1) tax and regulatory advantages; (2) planned use of the sale proceeds; (3) valuation of spinoff; fairness opinion; (3) benefits that the spinoff may have on the parent company including improved market focus; (4) conflicts of interest; managerial incentives; (5) any changes in corporate governance and their impact on shareholder rights; (6) change in the capital structure

Value Maximization Proposals
Vote case-by-case on shareholder proposals seeking to maximize shareholder value.

Capital Structure

Adjustments to Par Value of Common Stock
Generally vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an antitakeover device or some other negative corporate governance action. Generally vote for management proposals to eliminate par value.

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis. Generally vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Generally vote for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock
Generally vote against proposals to create a new class of common stock with superior voting rights. Generally vote for proposals to create a new class of nonvoting or subvoting common stock if: (1) it is intended for financing purposes with minimal or no dilution to current shareholders; (2) it is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan
Generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan.

Preemptive Rights
Votes regarding shareholder proposals seeking preemptive rights should be determined on a case-by-case basis after evaluating: (1) the size of the company; (2) the shareholder base; (3) the liquidity of the stock

Preferred Stock
Generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense). Generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Generally vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Recapitalization
Vote case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

Reverse Stock Splits
Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

Share Repurchase Programs
Generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends
Generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

Tracking Stock
Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: (1) adverse governance changes; (2) excessive increases in authorized capital stock; (3) unfair method of distribution; (4) diminution of voting rights; (5) adverse conversion features; (6) negative impact on stock option plans; (7) other alternatives such as a spinoff.

Executive and Director Compensation

Executive and Director Compensation
Votes on compensation plans for directors are determined on a case-by-case basis.

Stock Plans in Lieu of Cash
Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a case-by-case basis. Generally vote for plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a case-by-case basis.

Director Retirement Plans
Generally vote against retirement plans for nonemployee directors. Generally vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a case-by-case basis giving consideration to the following: (1) historic trading patterns; (2) rationale for the repricing; (3) value-for-value exchange; (4) option vesting; (5) term of the option; (6) exercise price; (7) participants; (8) employee stock purchase plans. Votes on employee stock purchase plans should be determined on a case-by-case basis. Generally vote for employee stock purchase plans where: (1) purchase price is at least 85 percent of fair market value; (2) offering period is 27 months or less, and (3) potential voting power dilution (VPD) is ten percent or less. Generally vote against employee stock purchase plans where either: (1) purchase price is less than 85 percent of fair market value; (2) Offering period is greater than 27 months, or (3) VPD is greater than ten percent

Incentive Bonus Plans and Tax Deductibility Proposals
Generally vote for proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive. Generally vote for proposals to add performance goals to existing compensation plans. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment considered on a case-by-case basis. Generally vote for cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)
Generally vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans
Generally vote for proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay
Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Generally vote against shareholder proposals requiring director fees be paid in stock only. Generally vote for shareholder proposals to put option repricings to a shareholder vote. Vote for shareholders proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation. Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Performance-Based Option Proposals
Generally vote for shareholder proposals advocating the use of performance-based equity awards (indexed, premium-priced, and performance-vested options), unless: (1) the proposal is overly restrictive; or (2) the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

Stock Option Expensing
Generally vote for shareholder proposals asking the company to expense stock options unless the company has already publicly committed to start expensing by a specific date.

Golden and Tin Parachutes
Generally vote for shareholder proposals to require golden and tin parachutes to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes.

May 13, 2008

EAGLE ASSET MANAGEMENT, INC.

PROXY VOTING POLICY AND GUIDELINES

The exercise of proxy voting rights is an important element in the successful management of clients' investments.  Eagle Asset Management recognizes its fiduciary responsibility to vote proxies solely in the best interests of both its ERISA and non-ERISA clients.  We have therefore adopted the following proxy voting guidelines as a part of our overall goal of maximizing the growth of our clients' assets.

Eagle generally votes proxies in furtherance of the long-term economic value of the underlying securities.  We consider each proxy proposal on its own merits, and we make an independent determination of the advisability of supporting or opposing management's position.  We believe that the recommendations of management should be given substantial weight, but we will not support management proposals which we believe are detrimental to the underlying value of our clients' positions.

We usually oppose proposals which dilute the economic interest of shareholders, and we also oppose those that reduce shareholders' voting rights or otherwise limit their authority.  With respect to takeover offers, Eagle calculates a "going concern" value for every holding.  If the offer approaches or exceeds our value estimate, we will generally vote for the merger, acquisition or leveraged buy-out.

The following guidelines deal with a number of specific issues, particularly in the area of corporate governance.  While they are not exhaustive, they do provide a good indication of Eagle's general approach to a wide range of issues. A list of Eagle’s detailed voting guidelines is attached as appendix A and incorporates routine and non-routine proxy issues. On occasion we may vote a proxy otherwise than suggested by the guidelines, but departures from the guidelines will be rare, and we will explain the basis for such votes in our reports to clients.

If you have any questions about these guidelines, or about how we voted, or may vote, on a particular issue, please contact our Compliance Department at 1-800-237-3101.

I.	Directors and Auditors

Eagle generally supports the management slate of directors, although we may withhold our votes if the board has adopted excessive anti-takeover measures. (App. R1)

We favor inclusion of the selection of auditors on the proxy as a matter for shareholder ratification.  As a general rule, in the absence of any apparent conflict of interest, we will support management's selection of auditors. (App. R8)

II.	Corporate Governance

In the area of corporate governance, Eagle will generally support proxy measures which we believe tend to increase shareholder rights.

A.
Confidential Voting.  We generally support proposals to adopt confidential voting and independent vote tabulation practices, which we believe lessen potential management pressure on shareholders and thus allow shareholders to focus on the merits of proxy proposals. (App S31)

B.
Greenmail.  Unless they are part of anti-takeover provisions, we usually support anti-greenmail proposals because greenmail tends to discriminate against shareholders other than the greenmailer and may result in a decreased stock price. (App S23)

C.
Indemnification of Directors.  We usually vote in favor of charter or by-law amendments which expand the indemnification of directors or limit their liability for breaches of care, because we believe such measures are important in attracting competent directors and officers. (App R4)

D.	Cumulative Voting Rights. We usually support cumulative voting as an effective method of guaranteeing minority representation on a board.(App N17, S24)

E.
Opt Out of Delaware.  We usually support by-law amendments requiring a company to opt out of the Delaware takeover statute because it is undemocratic and contrary to the principle that shareholders should have the final decision on merger or acquisition. (App S15, S46)

F.
Increases in Common Stock.  We will generally support an increase in common stock of up to three times the number of shares outstanding and scheduled to be issued, including stock options, provided the increase is not intended to implement a poison pill defense. (App R18)

Eagle generally votes against the following anti-takeover proposals, as we believe they diminish shareholder rights.

A.
Fair Price Amendments.  We generally oppose fair price amendments because they may deter takeover bids, but we will support those that consider only a two year price history and are not accompanied by a supermajority vote requirement.(App N3)

B.	Classified Boards. We generally oppose classified boards because they limit shareholder control. (App N4)

C.
Blank Check Preferred Stock.  We generally oppose the authorization of blank check preferred stock because it limits shareholder rights and allows management to implement anti-takeover policies without shareholder approval. (App N2)

D.	Supermajority Provisions. We usually oppose supermajority-voting requirements because they often detract from the majority's rights to enforce its will. (App N5, S32)

E.
Golden Parachutes.  We generally oppose golden parachutes, as they tend to be excessive and self-serving, and we favor proposals which require shareholder approval of golden parachutes and similar arrangements. (App S18)

F.
Poison Pills.  We believe poison pill defenses tend to depress the value of shares.  Therefore, we will vote for proposals requiring (1) shareholder ratification of poison pills, (2) sunset provision for existing poison pills, and (3) shareholder vote on redemption of poison pills. (App N1)

G.	Reincorporation. We oppose reincorporation in another state in order to take advantage of a stronger anti-takeover statute. (App S15)

H.
Shareholder Rights.  We oppose proposals which would eliminate, or limit, the rights of shareholders to call special meetings and to act by written consent because they detract from basic shareholder authority. (App S26-S30)

Eagle generally votes on other corporate governance issues as follows:

A.	Other Business. Absent any compelling grounds, we usually authorize management to vote in its discretion. (App R22)

B.	Differential Voting Rights. We usually vote against the issuance of new classes of stock with differential voting rights, because such rights can dilute the rights of existing shares. (App N27)

C.
Directors-Share Ownership.  While we view some share ownership by directors as having a positive effect, we will usually vote against proposals requiring directors to own a specific number of shares. (App S5)

D.
Independent Directors.  While we oppose proposals which would require that a board consist of a majority of independent directors, we may support proposals which call for some independent positions on the board. (App S11)

E.	Preemptive Rights. We generally vote against preemptive rights proposals, as they may tend to limit share ownership, and they limit management's flexibility to raise capital. (App N21, S25)

F.
Employee Stock Ownership Plans (ESOPs).  We evaluate ESOPs on a case-by-case basis.  We usually vote for unleveraged ESOPs if they provide for gradual accumulation of moderate levels of stock.  For leveraged ESOPs, we examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for ESOP and number of shares held by insiders.  We may also examine where the ESOP shares are purchased and the dilutive effect of the purchase.  We vote against leveraged ESOPs if all outstanding loans are due immediately upon a change in control or if the ESOP appears to be primarily designed as an anti-takeover device. (App R21)

III.	Compensation and Stock Option Plans

We review compensation plan proposals on a case-by-case basis.  We believe that strong compensation programs are needed to attract, hold and motivate good executives and outside directors, and so we generally tend to vote with management on these issues.  However, if the proposals appear excessive, or bear no rational relation to company performance, we may vote in opposition.

With respect to compensation plans which utilize stock options or stock incentives, our analyses generally have lead us to vote with management.  However, if the awards of options appear excessive, or if the plans reserve an unusually large percentage of the company's stock for the award of options, we may oppose them because of concerns regarding the dilution of shareholder value.  Compensation plans that come within the purview of this guideline include long-range compensation plans, deferred compensation plans, long-term incentive plans, performance stock plans, and restricted stock plans and share option arrangements. (App N7)

IV.	Social Issues

Eagle has a fiduciary duty to vote on all proxy issues in furtherance of the long-term economic value of the underlying shares.  Consistent with that duty, we have found that management generally analyzes such issues on the same basis, and so we generally support management's recommendations on social issue proposals.  (App S40—S65)

Examples of proposals in this category include:
1.	Anti - Abortion.
2.	Affirmative Action.
3.	Animal Rights.
a.	Animal Testing.
b.	Animal Experimentation.
c.	Factory Farming.
4.        Chemical Releases.
5.	El Salvador.
6.	Environmental Issues.
a.	CERES Principles.
b.	Environmental Protection.
7.	Equal Opportunity.
8.	Discrimination.
9.	Government Service.
10.	Infant Formula.
11.	Israel.
12.	Military Contracts.
13.	Northern Ireland.
a.	MacBride Principles.
14.	Nuclear Power.
a.	Nuclear Waste.
b.	Nuclear Energy Business.
15.	Planned Parenthood Funding.
16.	Political Contributions.
17.	South Africa.
a.	Sullivan Principles.
18.	Space Weapons.
19.	Tobacco-Related Products.
20.	World Debt.

VII.	Conflicts of Interest

Investment advisers who vote client proxies may, from time to time, be faced with situations which present the adviser with a potential conflict of interest. For example, a conflict of interest could exist where Eagle, or an affiliate, provides investment advisory services, or brokerage or underwriting services, to a company whose management is soliciting proxies, and a vote against management could harm Eagle’s, or the affiliate’s, business relationship with that company. Potential conflicts of interest may also arise where Eagle has business or personal relationships with other proponents of proxy proposals, participants in proxy contests, or corporate directors or candidates for directorships.

Eagle addresses the potential conflict of interest issue primary by voting proxies in accordance with the predetermined set of Guidelines described above. With very few exceptions, Eagle’s proxy votes are cast as prescribed by our guidelines. On the rare occasion where a portfolio manager may recommend a vote contrary to Eagle’s Guidelines, Eagle’s Compliance Department will review the proxy issue and the recommended vote to ensure that the vote is cast in compliance with Eagle’s overriding obligation to vote proxies in the best interests of clients and to avoid conflicts of interest. By limiting the discretionary factor in the proxy voting process, Eagle is confident that potential conflicts of interest will not affect the manner in which proxy voting rights are exercised.

VIII.	Record Keeping
The following documents related to Proxy Voting are kept by Eagle Compliance in accordance with Rule 204-2 of the Investment Advisers Act.

•	Copy of each proxy statement received.

•	Record of each vote cast.

•	Copy of any documents created by Eagle that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision.

•	Copy of each written client request for information on how Eagle voted proxies on behalf of the client.

•	Copy of all written responses by Eagle to client who requested (written or oral) information on how the Eagle voted proxies on behalf of the client.

Attached is appendix A which details Eagle’s proxy voting guidelines for Routine, Non-Routine and Non-Routine Shareholder proposals.

08/29/2006

Appendix A

EAGLE ASSET MANAGEMENT

PROXY VOTING GUIDELINES

June 2006

Compliance Department
(573-8285)

This packet contains Eagle’s standard proxy voting policies and the proposal wording used to help in preparing proxy voting authorizarions for portfolio management voting decision.  In addition, most proposals (including their recommended vote and justification) are followed by a brief explanation of the issue.

CONTENTS

SECTION I	PROXY POLICY STATEMENT

SECTION II	DIRECTORY OF PROXY PROPOSALS

SECTION III	PROPOSAL SUMMARIES AND RECOMMENDATIONS

SECTION I

PROXY POLICY STATEMENT

June 2003

EAGLE ASSET MANAGEMENT
PROXY POLICY STATEMENT

•	These guidelines have been established to assist Portfolio Management in carrying out their responsibility to vote in clients best interests.

•
Eagle Compliance department will make every effort to assure that it receives all proxies for securitities held in client accounts.  Eagle Compliance will attempt to process proxies in a timely manner with a vote or a recommendation provided at least 2 weeks prior to the meeting date if the proxy material has been received in time. Eagle does this by calling custodians, subcustodians, proxy services, proxy solicitors, etc.

•	Eagle examines each proxy and each proxy issue on a case-by-case basis and will rely on these guidelines as the standard.

•
If the economic impact of an issue to shareholders is deemed positive, we will recommend supporting that issue. If the economic impact of an issue to shareholders is deemed negative, we will recommend a vote against the proposal.

•
A proxy issue may have a shareholder rights effect as well.  To the extent that a proposal has no negative effect on shareholder rights, Eagle usually recommends supporting the proposal.  If a proposal has a negative effect on one or several rights currently held by shareholders, Eagle will recommend a vote against that proposal.

•
Eagle Compliance will transmit the vote on all proxies for companies held by clients as of record date. If the client accounts no longer hold the shares on the meeting date, but did hold the shares on record date, those shares will be voted.

Updated on 6/13/03

SECTION II

DIRECTORY OF PROXY PROPOSALS

June 2003

DIRECTORY OF PROXY PROPOSALS

ROUTINE PROPOSALS

VOTE REC	PAGE	PROPOSAL
F/W	R1	Routine - Election of directors.

F/W	R2	Routine - Limit director monetary liability.

F/W	R3	Routine - Approve/increase director's remuneration.

F/W	R4	Routine - Indemnification of directors and officers.

F/W	R5	Routine - Fix number of directors.

F/W	R6	Routine - Approve discharge of Management Board.

F/W	R7	Routine - Approve discharge of Supervisory Board.

F/W	R8	Routine - Approve auditors.

F/W	R9	Routine - Approve auditors and fix their remuneration.

F/W	R10	Routine - Approve special auditor's report.

F/W	R11	Routine - Approve financial statements.

F/W	R12	Routine - Approve financial statements, directors' reports, and auditors' reports.

F/W	R13	Routine - Set/approve dividend.

F/W	R14	Routine - Approve scrip dividend alternative.

F/W	R15	Routine - Approve allocation of income.

F/W	R16	Routine - Approve appropriation of profits and dividends.

F/W	R17	Routine - Grant Board authority to repurchase shares.

F/W	R18	Routine - Increase number of authorized shares of common/preferred stock.

F/W	R19	Routine - Approve stock splits or reverse stock splits.

F/W	R20	Routine - Approve qualified 401(k) savings plan.

F/W	R21	Routine - Approve/Amend Employee Stock Purchase Plan.

F/W	R22	Routine - Other business.

F/W	R23	Routine - List Company on Additional Exchanges

F/W	R24	Routine - Designate Keeper of Minutes

F/W	R25	Routine - Open/Close Meeting

F/W	R26	Routine - Approve Minutes

F/W	R27	Routine International - Approve Payment of Corporate Income Taxes

F/W	R28	Routine International - Cancel Preapproved Issuance Authority

F/W	R29	Routine International - Authorize New Product Lines

F/W	R30	Routine International - Appoint Statutory Auditor

F/W	R31	Routine International - Appoint Chairman of the Board

F/W	R32	Routine International - Authorize Filing of Required Documents/Other Formalities

F/W	R33	Routine International - Propose Publications Media

F/W	R34	Routine International - Clarify Articles of Association

F/W	R35	Routine International - Update Articles of Association with Proxy Results

F/W	R36	Routine International - Conform Articles of Association to Law or Stock Exchange.

F/W	R37	Routine International - Authorize Board to Ratify and Execute Approved Resolutions.

F/W	R38	Routine International - Prepare and Approve List of Shareholders

F/W	R39	Routine International - Announce Vacancies on Management Board

F/W	R40	Routine International - Elect Chairman of Meeting

NONROUTINE MANAGEMENT PROPOSALS

VOTE REC	PAGE	PROPOSAL
F/W	N1	Nonroutine Antitakeover - Approve shareholder rights plan (poison pill).

A/A	N2	Nonroutine Antitakeover - Authorize issuance of preferred stock.

A/A	N3	Nonroutine Antitakeover - Fair price proposal.

A/A	N4	Nonroutine Antitakeover - Classified board of directors.

A/A	N5	Nonroutine Antitakeover - Supermajority vote requirement.

A/A	N6	Nonroutine Antitakeover - Elimination of action by written consent.

VARIES	N7	Nonroutine - Approve/Amend Stock Option Plan.

A/A	N9	Nonroutine - Approve/Amend Stock Option Plan - Insufficient details.

F/W	N10	Nonroutine - Amend Stock Option Plan - no additional shares.

F/W	N11	Nonroutine - Accelerate exercise date of options for retiring employees.

F/W	N12	Nonroutine - Amend Executive Incentive Compensation Plan.

F/W	N13	Nonroutine - Approve Restricted Stock Grant Program.

F/W	N14	Nonroutine - Approve Non-employee Directors' Stock Plan.

A/A	N15	Nonroutine - Approve Non-employee Directors’ Pension Plan.

F/W	N16	Nonroutine - Amend Directors' Deferred Fee Plan.

A/A	N17	Nonroutine - Dissolution of cumulative voting.

F/W	N18	Nonroutine - Board consideration of constituents.

F/W	N19	Nonroutine - Allotment of unissued shares.

F/W	N20	Nonroutine - Authority to issue shares.

F/W	N21	Nonroutine - Issue shares without preemptive rights.

F/W	N22	Nonroutine - Authority to allot shares for cash.

F/W	N23	Nonroutine - Change company name.

F/W	N24	Nonroutine - Adjourn meeting.

F/W	N25	Nonroutine Antitakeover - Authorize Board to Use All Outstanding Capital.

F/W	N26	Nonroutine - Allow Board to Appoint Additional Directors between Annual Meetings.

A/A	N27	Nonroutine - Approve New Class of Common/Preferred Stock.

F/W	N28	Nonroutine - Approve Recapitalization.

F/W	N29	Nonroutine - Amend Stock Ownership Limitations.

F/W	N30	Nonroutine - Extend Term of Directors.

F/W	N31	Nonroutine - Eliminate/Adjust Par Value of Common Stock.

F/W	N32	Nonroutine - Declassify the board of directors.

F/W	N33	Nonroutine International - Change Date/Location of Annual Meeting.

F/W	N34	Nonroutine International - Authorize Issuance of Equity or Equity-Linked Securities.

F/W	N35	Nonroutine International - Authorize Issuance of Bonds.

F/W	N36	Nonroutine International - Authorize Capitalization of Reserves for Bonus Issue or Increase In Par Value.

F/W	N37	Nonroutine International - Increase Issued Capital for Rights Issue.

F/W	N38	Nonroutine International - Authorize Reissuance of Repurchased Shares.

A/A	N39	Nonroutine International - Approve Retirement Bonuses for Directors/Statutory Auditors.

A/A	N40	Nonroutine International - Approve Payment to Deceased Director’s Family.

F/W	N41	Nonroutine International - Authorize company to engage in transactions with related parties.

F/W	N42	Nonroutine International - Authorize Board to Denominate Share Capital in Euros.

A/A	N43	Nonroutine - Approve Granting and Repricing of Stock Options.

F/W	N44	Nonroutine International - Approve Issuance of Equity or Equity-Linked (up to 20%) Securities Without Preemptive Rights.

F/W	N45	Nonroutine - Approve Merger Agreement/Reogranization

NONROUTINE SHAREHOLDER PROPOSALS

VOTE REC	PAGE	PROPOSAL
A/W	S1	Nonroutine - Shareholder proposal on outside director retirement.

A/W	S2	Nonroutine - Shareholder proposal on term of outside directors.

F/A	S3	Nonroutine - Shareholder proposal on annual election of directors (repeal classified boards).

A/W	S4	Nonroutine - Shareholder proposal regarding director attendance.

A/W	S5	Nonroutine - Shareholder proposal on stock ownership by directors.

A/W	S6	Nonroutine - Shareholder proposal on disclosure of compensation.

A/W	S7	Nonroutine - Shareholder proposal to compensate directors solely in stock.

A/W	S8	Nonroutine - Shareholder proposal to review and report on executive compensation.

A/W	S9	Nonroutine - Shareholder proposal regarding the holding of more than one position.

A/W	S10	Nonroutine - Shareholder proposal to limit executives' compensation.

A/W	S11	Nonroutine - Shareholder proposal regarding director independence.

F/A	S12	Nonroutine - Shareholder proposal regarding independent nominating committee.

A/W	S13	Nonroutine - Shareholder proposal regarding women and minorities on the Board.

A/W	S14	Nonroutine - Shareholder proposal regarding union representation on the Board.

A/W	S15	Nonroutine - Shareholder proposal to opt out of Delaware.

A/W	S16	Nonroutine - Shareholder proposal to put all director candidates on the proxy ballot.

A/W	S17	Nonroutine - Shareholder proposal regarding Board nominee statement for candidacy.

F/A	S18	Nonroutine - Shareholder proposal on approval of severance agreements.

A/W	S19	Nonroutine - Shareholder proposal on providing an opposition slate of directors.

F/A	S20	Nonroutine - Shareholder proposal to eliminate non-employee director retirement plans.

A/W	S21	Nonroutine - Shareholder proposal on rotation of meeting sites.

A/W	S22	Nonroutine - Shareholder proposal on annual meeting date.

F/A	S23	Nonroutine - Shareholder proposal regarding greenmail payments.

F/A	S24	Nonroutine - Shareholder proposal requesting cumulative voting.

A/W	S25	Nonroutine - Shareholder proposal regarding preemptive rights.

A/W	S26	Nonroutine - Shareholder proposal to eliminate shareholder rights plans (poison pills).

F/A	S27	Nonroutine - Shareholder proposal to submit shareholder rights plans (poison pills) for shareholder ratification.

F/A	S28	Nonroutine - Shareholder proposal to lower shareholder vote requirement in existing fair price provision to a simple majority.

A/W	S29	Nonroutine - Shareholder proposal to require shareholder approval before implementing blocking preferred stock.

F/A	S30	Nonroutine - Shareholder proposal to allow or simplify shareholder action by written consent.

F/A	S31	Nonroutine - Shareholder proposal on a confidential ballot.

F/A	S32	Nonroutine - Shareholder proposal on supermajority vote requirement.

A/W	S33	Nonroutine - Shareholder proposal regarding equal access to proxies.

A/W	S34	Nonroutine - Shareholder proposal on political contributions.

A/W	S35	Nonroutine - Shareholder proposal on charitable contributions.

A/W	S36	Nonroutine - Shareholder proposal on government service.

A/W	S37	Nonroutine - Shareholder proposal on political non-partisanship.

A/W	S38	Nonroutine - Shareholder proposal regarding capital flight.

A/W	S39	Nonroutine - Shareholder proposal on the MacBride Principles.

A/W	S40	Nonroutine - Shareholder proposal regarding SDI.

A/W	S41	Nonroutine - Shareholder proposal regarding economic conversion.

A/W	S42	Nonroutine - Shareholder proposal regarding lending to Chile.

A/W	S43	Nonroutine - Shareholder proposal on Third World conservation.

A/W	S44	Nonroutine - Shareholder proposal on animal testing.

A/W	S45	Nonroutine - Shareholder proposal regarding abortion.

F/A	S46	Nonroutine - Shareholder proposal on Delaware antitakeover law.

A/W	S47	Nonroutine - Shareholder proposal on political action committees.

A/W	S48	Nonroutine - Shareholder proposal regarding the Ceres principles.

A/W	S49	Nonroutine - Shareholder request for report on Northern Ireland.

A/W	S50	Nonroutine - Shareholder proposal regarding affirmative action.

A/W	S51	Nonroutine - Shareholder proposal regarding tobacco products.

A/W	S52	Nonroutine - Shareholder proposal regarding equal employment opportunity.

A/W	S53	Nonroutine - Shareholder proposal on foreign military sales.

A/W	S54	Nonroutine - Shareholder proposal to uphold Code of Conduct in South Africa.

A/W	S55	Nonroutine - Shareholder proposal regarding Maquiladora operations.

A/W	S56	Nonroutine - Shareholder proposal to amend discretionary voting.

A/W	S57	Nonroutine - Shareholder proposal requesting a report on political practices.

A/W	S58	Nonroutine - Shareholder proposal to update Code of Conduct.

A/W	S59	Nonroutine - Shareholder proposal to Discourage Underage Smoking.

A/W	S60	Nonroutine - Shareholder proposal on Infants and Tobacco.

A/W	S61	Nonroutine - Shareholder proposal to Prepare Tobacco-Related Report.

A/W	S62	Nonroutine - Shareholder proposal to Preserve The Health of Tobacco-Using Customers.

A/W	S63	Nonroutine - Shareholder proposal to Disclose Warning Labels on Tobacco Products.

A/W	S64	Nonroutine - Shareholder proposal to Establish Advisory Committee.

A/W	S65	Nonroutine - Shareholder proposal for Report on Environment and to reduce or eliminate toxic waste or emissions.

A/W	S66	Nonroutine - Shareholder proposal to Require Director Attendance at Annual Meeting.

A/W	S67	Nonroutine - Shareholder proposal to Require Director Nominee Qualifications.

A/W	S68	Nonroutine - Shareholder proposal Regarding Directors Receiving Consulting Fees.

A/W	S69	Nonroutine - Shareholder Proposal to Seek Sale of Company/Assets.

A/W	S70	Nonroutine - Shareholder Proposal to Adopt Policy Relating to Genetically Engineered Food Products.

A/W	S71	Nonroutine - Shareholder Proposal to Adopt Policy/Prepare Report on Drug Pricing.

A/W	S72	Nonroutine – Shareholder Proposal to Hire Advisor to Maximize Shareholder Value

SECTION III

PROPOSAL SUMMARIES AND RECOMMENDATIONS

June 2003

SECTION III

ROUTINE PROPOSALS

Routine - Election of directors.

This proposal allows shareholders to vote for or against individuals selected by the current board to serve as members of the new board of directors.  However, voters may withhold their votes from any one or more director candidates while casting their votes for the remaining candidates.

In a routine election of directors, we will vote with management on its slate of directors.  We feel that the company is more knowledgeable and qualified to make a decision as to who should be nominated and serve on the board.

The following are other possible terms for the directors of the company:

1.         Management Board
2.         Supervisory Board
3.         Commissioners
4.         Trustees
5.         Censors

Routine

Routine - Limit director monetary liability.

Limit on monetary liability:  a maximum dollar amount that can be obtained through the course of legal action from a director in the event that his/her good faith actions are detrimental to share value, the shareholders and/or any other interested parties.

Many qualified men and women would be unwilling to serve as directors without limits on their monetary liability.  If this were the case, the company might not have the best people in charge which could lead to poor results and, ultimately, economic depreciation of shareholder equity.

The insurance coverage premiums for directors would be rather high, if obtainable at all, without limits on their monetary liability.  Also, if director monetary liability was not limited, directors might always make conservative decisions to avoid legal complications rather than tough decisions in an attempt to advance the company.  However, this provision does not limit liability for gross negligence of duty, willful misconduct or lack of good-faith performance.

We support a proposal to limit director monetary liability.

Routine

Routine - Approve/Increase director's remuneration.

The proposal requests shareholders approval of the annual fees set for the directors.  We feel the level of pay allotted to the directors is a decision the company should make to the extent that it is not excessive.  A competitive fee will allow the Board to attract and retain outstanding directors.

Routine

Routine - Indemnification of directors and officers.

Indemnification is an agreement whereby the company will pay, in advance, the legal expenses of directors and officers should a lawsuit be filed against them in the event that their good faith actions are thought to be detrimental to share value, the shareholders and/or any other interested parties.

Many qualified men and women would be unwilling to serve as directors and officers of a corporation without indemnification protection.  If this were the case, the company might not have the best people in charge which could lead to poor results and, ultimately, economic depreciation of shareholder equity.

The insurance coverage premiums for directors and officers would be rather high, if obtainable at all, without director and officer indemnification.  Also, if the directors and officers are not indemnified, they might make conservative decisions to avoid legal complications rather than tough decisions in an attempt to advance the company.  However, this provision does not indemnify a director or officer for gross negligence of duty, willful misconduct or lack of good-faith performance.

We support a proposal to indemnify directors and officers.

Routine

Routine - Fix number of directors.

The proposal requests that the Board be given the authority to determine the number of directors. This allows the directors to adjust the size of the Board to adapt to needs as they arise.  It also provides the Board with the flexibility to fully comply with their fiduciary duty to shareholders.

Routine

Routine - Approve discharge of Management Board.

This proposal asks that shareholders approve formal discharge of responsibility of the Management Board for fiscal _______.  This is a standard request in Germany, and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.

Routine

Routine - Approve discharge of Supervisory Board.

This proposal asks that shareholders approve formal discharge of responsibility of the Supervisory Board for fiscal _______.  This is a standard request in Germany, and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.

Routine

 Routine - Approve auditors.

This proposal allows shareholders to vote for or against the accounting firm selected by the board of directors to audit the company's books and prepare the financial statements for the upcoming year.

In a routine selection of auditors, we will vote with management on this issue.  The company has acted in good faith in selecting a qualified, independent auditor in the past and we feel will continue this practice.  The company is knowledgeable and qualified in determining who should serve as auditors based on past experiences, references, etc.

Routine

Routine - Approve auditors and fix their remuneration.

This proposal allows shareholders to vote for or against the accounting firm selected by the board of directors to audit the company's books and prepare the financial statements for the upcoming year.  In addition, shareholders are asked to approve the annual fees set for the auditors.

In a routine selection of auditors, we will vote with management on this issue.  The company has acted in good faith in selecting and compensating auditors in the past and we feel this practice will continue.  The company is knowledgeable and qualified in determining who should serve as auditors and what their remuneration should be based on past experiences, references, etc.

Routine

Routine - Approve special auditor's report.

French companies are required by law to present shareholders with a special auditor's report that confirms the presence or absence of any outstanding related party transactions.  At a minimum, such transactions ( with directors or similar parties ) must be previously authorized by the board. This part of the French commercial code provides shareholders with a mechanism to ensure an annual review of any outstanding related party transactions. This approval of the special auditor's report is regarded as routine in France.

Routine

Routine - Approve financial statements.

The proposal requests shareholder approval of the financial statements.  We routinely vote for financial statements which are prepared for the company by auditors which we voted for.  Additionally, we regard the financial statements to be routine business.

Routine

Routine - Approve financial statements, directors' reports, and auditors' reports.

The proposal requests shareholder approval of the financial statements, directors' reports, and auditors' reports.  We routinely vote for these financial statements and reports which are prepared for the company by the directors and auditors which we voted for.  Additionally, we regard such reports to be routine business.

Routine

Routine - Set/approve dividend.

The proposal requests that shareholders approve of the dividend level which  management has set or recommended.  We feel that the level of dividends can best be decided upon by management.

Routine

Routine - Approve scrip dividend alternative.

In this proposal, shareholders are being asked to authorize the dividend payment in the form of cash or shares, at the discretion of the shareholder. We approve of giving shareholders this option as long as shareholders are given a financially equal choice between cash and stock.

Routine

Routine - Approve allocation of income.

The proposal asks shareholders to approve the Board's proposed allocation of income for the current fiscal year, as well as the dividend level.  We feel that decisions concerning how to allocate company income and what levels dividends should be set at are best left to management to decide.

Routine

Routine - Approve appropriation of profits and dividends.

The proposal asks shareholders to approve the Board's proposed allocation of income for the current fiscal year, as well as the dividend level.  We feel that decisions concerning how to allocate company income and what levels dividends should be set at are best left to management to decide.

Routine

 Routine - Grant Board authority to repurchase shares.

The proposal requests that the Board be given the authority to repurchase shares of the company on the open market.  This authority would continue until the next annual meeting.  In general, domestic firms do not require shareholder approval to repurchase shares on the open market.  We feel that the Board should be given this authority because strategic repurchase programs can enhance the company's net asset value, earnings per share, and shareholder value.

Routine

Routine - Increase number of authorized shares of common/preferred stock.

This proposal allows shareholders to vote for or against a management-sponsored proposal to increase the number of authorized shares of common or preferred stock.  Typically, an increase in authorized shares is sought in order that the company has an adequate share reserve in the event of a stock split and/or stock dividend.  These additional shares may also be used to finance any future business opportunities.

It should be noted that this is not an increase in the number of outstanding shares, but rather an increase in the number of shares that may be issued.  The number of outstanding shares is increased in the event of a stock split, stock dividend or any future financing activities.

We believe that the company will continue to act in good faith upon the authorization of these shares in order to achieve maximum shareholder value.

Routine

Routine - Approve stock splits or reverse stock splits.

The proposal requests shareholder approval for stock splits or reverse stock splits.  We feel that ownership of a company should be encouraged among all types of investors.  When stock prices are high, it often discourages individual investors from investing in the company.  Likewise, when the price of a share of stock is too low, the transaction fees often make investment in the company prohibitive.  In addition, there is no negative impact on institutional shareholders.

Routine

Routine - Approve qualified 401(k) savings plan.

This is a benefit plan in which employees can reduce their salaries and contribute that pre-tax money to an account where the money gains tax-free interest until the funds are withdrawn upon/after retirement.  We do not object to plans of this nature.

Routine

Routine - Approve/Amend Employee Stock Purchase Plan.

An employee stock purchase plan is a method of providing employees with an opportunity to share in the ownership of the company by providing them with a convenient means for regular and systematic purchases of company stock.  We feel an employee stock purchase plan develops a stronger incentive to work for the continued success of the company and will recommend voting for these types of plans provided they contain the following provisions:

•	The purchase price of the company stock may not be less than 85% of fair market value (80% if U.K. company).
•	All full-time employees who own less than 10% of company stock are eligible to participate in the plan.
•	There must be a $25,000 limit on the maximum value of the shares that can be purchased by any one employee during any one offering period.

Routine

Routine - Other business.

We will support the board and the company in their good-faith act of conducting day-to-day business in an attempt to maximize shareholder value.  A vote for this issue will allow the board to respond to any other issues which may surface at the shareholder annual/special meeting.

Routine

Routine - List company on additional exchanges.

This proposal requests shareholder approval to list the company’s stock on additional stock exchanges.  Trading on more than one exchange can increase the liquidity and marketability of the company’s stock, which is in the best interests of shareholders.

Routine

Routine - Designate keeper of minutes.

This proposal designates a shareholder or other individual to detail the discussion of the annual meeting and write the minutes for submission to the board, shareholders and/or the government.

Routine

Routine - Open/Close meeting.

This proposal is to approve the opening or closing of the annual meeting.  We have no objections to this routine request.

Routine

Routine - Approve minutes.

This proposal requests shareholders approve the minutes from the previous meeting.  We have good faith that the Secretary of the Board will properly account for the items covered at the annual meeting.

Routine

Routine International - Approve payment of corporate income taxes.

This item seeks approval for the use by the company of its reserves in order to pay corporate taxes.  This is common practice in Europe.  According to European accounting procedures, a company is required every year to set aside a certain percentage (usually five percent) from its profits which will be allocated to the company's reserves.  Reserves are usually used to cover losses in future years, pay dividends to savings shareholders, and to pay corporate taxes.

Routine

Routine International - Cancel preapproved issuance authority.

This proposal would cancel a previously approved authority to issue capital. Companies in Denmark do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries.  They must create specific pools of capital with a limited life for general use, which they may call upon during the life of the pool.  Therefore, companies routinely request the creation of pools of capital for no specific use or for a specific reason.

If the board deems the pool of capital as no longer necessary or relevant to the company's needs, yet the life of the authority has not yet lapsed, then shareholder approval is needed to cancel it.  This is a routine request in Denmark.

Routine

Routine International - Authorize new product lines.

This proposal seeks shareholder approval to amend the company’s articles to allow the company to expand into new lines of business.  In Japan, a company's articles of association are usually very specific about the types of business in which the company may engage.  This originally helped limit intragroup competition.  However, as more companies seek to diversify out of their traditional narrow industries, greater flexibility is being routinely introduced.

This change does not require the company to go into these businesses, but gives them the flexibility to do so if and when they choose.  We support the board seeking new product lines to increase shareholder value.  This is a routine request in Japan.

Routine

Routine International - Appoint statutory auditor.

This item seeks to appoint one internal statutory auditor, designated as independent internal auditor as required by the revised Japanese Commercial Code.  Statutory auditors in Japan are responsible for attending all board meetings and important business meetings, reviewing all major documents, cooperating with the external auditors, and approving the external audit.

Even though the independence of internal auditors is sometimes questionable, we will vote with management on this issue.  The company is knowledgeable and qualified in determining who should serve as statutory auditors based on past experiences, references, etc.

Routine

Routine International - Appoint Chairman of the Board.

This proposal is to appoint or elect a chairman of the board of directors.  We will vote for the proposed candidate, because we feel the board is more knowledgeable and qualified to make a decision as to who should be nominated and serve as chairman.

Routine

Routine International - Authorize filing of required documents/other formalities.

This item would authorize the holder of a copy of the minutes of the general assembly to accomplish any formalities required by law.  This is a routine item in France.

Routine

Routine International - Propose publications media.

This proposal would designate the newspaper as the medium to publish the company’s meeting notice.  Although we would prefer that foreign shareholders receive written notification of the annual meeting, publishing this information in newspapers is common in Chile and other countries.  We do not object to this routine request.

Routine

Routine International - Clarify Articles of Association.

Sometimes the board will ask shareholders to approve a routine housekeeping of the company’s articles, including clarifying items and deleting obsolete items.  These requests often have little affect on shareholders, so we routinely support these types of requests.

Routine

Routine International - Update Articles of Association with proxy results.

This proposal updates the company’s articles of association to reflect the results of a proxy vote by shareholders.  For example, if shareholders approve an increase in authorized shares of common stock, they will sometimes be asked to amend this change in capital to the articles of association.  This is a routine proposal in international proxies.

Routine

Routine International - Conform Articles of Association to law or stock exchange.

The company seeks approval to amend its articles of association to conform with new requirements in local or national law or rules established by a stock exchange on which its stock is listed.  This is a routine procedure with international companies and has little affect on shareholder value.

Routine

Routine International - Authorize Board to Ratify and Execute Approved Resolutions

This proposal requests shareholder approval to authorize the board to ratify and execute any resolutions approved at the meeting. This is a routine item and is essentially a legal formality.

Routine

Routine International - Prepare and Approve List of Shareholders.

This proposal requests shareholder approval for the preparation and approval of the list of shareholders entitled to vote at the meeting.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote WITH management.

This is a routine formality in European countries.

Routine

Routine International - Announce Vacancies on Management Board.

This proposal requests shareholder approval to announce vacancies on the management Board.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote WITH management.

In accordance with Dutch law, the company must announce which of the supervisory board members will retire from the board during the next year, either because their terms have expired or because they have reached the mandatory retirement age.  This is a routine agenda item.

Routine

Routine International - Elect Chairman of the Meeting.

This proposal requests shareholder approval to elect the chairman of the meeting.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote WITH management.

This is a routine meeting formality in European countries.

Routine

SECTION III

NONROUTINE PROPOSALS

Nonroutine

Nonroutine Antitakeover - Approve shareholder rights plan (poison pill).

This proposal requests shareholder approval of a poison pill which management could use for antitakeover protection.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote WITH management.

We believe poison pills force uninvited bidders to negotiate with the board.  These negotiations allow time for the company to maximize value for shareholders by forcing a higher premium out of a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value.

Nonroutine

Nonroutine Antitakeover - Authorize issuance of preferred stock.

This proposal would give the board authorization to issue preferred stock.

RECOMMENDATION:
Vote AGAINST proposal.
This is a vote AGAINST management.

We generraly oppose the authorization of blank check preferred stock because it limits shareholder rights and allows management to implement anti-take over policies without shareholder approval.

Nonroutine

Nonroutine Antitakeover - Fair price proposal.

This proposal would allow the board to include a fair price provision in the company’s charter.

RECOMMENDATION:
Vote AGAINST proposal.
This is a vote AGAINST management.

We generally oppose fair price amendments because they may deter takeover bids, but we will support those that consider only a two year price history and are not accompanied by a supermajority vote requirement..

To the extent that fair price provisions protect shareholders from abusive tender offers, they are positive.  However, fair price provisions are only valuable to shareholders when shareholders exercise some control over the application of such provisions

Nonroutine

Nonroutine Antitakeover - Classified board of directors.

The proposal requests shareholder approval to classify the board.

RECOMMENDATION:
Vote AGAINST proposal.
This is a vote AGAINST management.

A classified board is one in which directors are divided into separate classes--in most instances, three classes--so that one-third of the board (a class) is elected each year for a three-year term.  If only one-third of the directors are (re)elected each year, it is more difficult for a hostile bidder to seize control of a target company immediately, even if a bidder controls a majority of a company's stock which otherwise would be sufficient to win control of the board in most cases.  Classifying the board may deter proxy contests for control because only one-third of the directors stand for election in any one year. In this example it would take two years to gain control of the board.

A staggered board system is antitakeover in nature by virtue of the fact that a raider would need at least two years to gain a majority of directors at companies whose board members are elected to staggered three-year terms.  This would delay the raider from finalizing the acquisition, which in turn could prevent shareholders from receiving maximum share appreciation.  Not only does a staggered board entrench management and lengthen the takeover process, it also serves to discourage potential buyers from making an initial bid for the company.  In addition, we feel a staggered board may lead to complacency among its members, which in turn may inhibit optimal corporate performance and maximum share appreciation.  Therefore, we recommend voting against a proposal that calls for a classified board of directors.

Nonroutine

  Nonroutine Antitakeover -  Supermajority vote requirement.

This item would require the affirmative vote of a super-majority of the outstanding voting stock to amend or repeal company articles and/or bylaws.

RECOMMENDATION:
Vote AGAINST proposal.
This is a vote AGAINST management.

Supermajority provisions in a company's charter or bylaws set a level of approval for specified actions that is higher than the minimum set by state law.  Such provisions often establish approval levels of 75 or 80%, sometimes even higher, for actions that otherwise would require majority approval.  Supermajority rules are most frequently based on total shares outstanding, not those represented in person or by proxy at an annual or special shareholder meeting, thereby making action that requires supermajority approval extremely difficult.

We view the required supermajority as having antitakeover implications and recommend reducing the supermajority figure to a simple majority (51%).  Required supermajority rules could lead to entrenchment of management because the number of shares represented in person or by proxy at these meetings does not usually exceed 80%.  In the event of a possible merger, often times the interested third party does not get to vote his/her shares.  Also, as the size of the interested third party's holdings increase, the fewer the number of outstanding shares it takes to defeat the merger proposal (usually management's shares).

Knowing that a supermajority bylaw is in place for a particular company, a third party may not make an offer, even if it is equitable, which results in depriving shareholders of a potential premium/profit.  Also, an SEC study noted that stock prices declined in those companies which sought adoption of supermajority amendments.

Nonroutine

Nonroutine Antitakeover - Elimination of action by written consent.

The proposed amendment would require that any shareholder action be taken only at a stockholders' meeting and would prohibit action by stockholders by written consent.  Certain by-law amendments allow the Board and certain executives to call a meeting.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote AGAINST management.

This is an antitakeover proposal which substantially reduces the rights of each shareholder.  Its passage would practically eliminate the possibility for a written proxy fight, an activity in which IDS has made its feelings known in the past through its written consent vote.

Written consent allows shareholders to vote on a solicited proxy card.  These proxy cards are not necessarily issued by the board, but may be from an opponent, raider, etc.

The business corporation statutes of some states permit shareholders to act by written consent without a meeting, unless the company's charter or bylaws restrict or prohibit such action.  Usually the holders of written consents must have the consent to act from the same number of shares that would be required to take a proposed action if a meeting were held.  The ability to act through written consent enables shareholders to replace a company's board, amend the bylaws or take other action to effect a change in control without having to call a special meeting or wait for the annual meeting.  Charter or bylaw amendments to prohibit shareholders from acting by written consent, or to require unanimous consent for such action, limit shareholder opportunities to act quickly to change control or to take other actions that could facilitate a change in control.

In recommending an against vote, we feel that allowing action by written consent is in the best interest of shareholders.  Action by written consent gives shareholders an opportunity to act expediently upon any important issues which could enhance or diminish share value, such as a proposed takeover or merger.  In situations that allow only the Board and certain executive officers to call a stockholders' meeting, shareholders are at quite a disadvantage; they must wait until the next annual meeting to raise their concerns.

The inability to act by written consent is essentially an antitakeover proposal which could entrench management and/or prevent a proxy fight; thus shareholders may not realize potential share price appreciation.

Nonroutine

Nonroutine - Approve/Amend Stock Option Plan.

The plan reserves ______ shares of common stock which may be issued in conjunction with the exercise of incentive and non-qualified stock options.

RECOMMENDATION:
Vote FOR AGAINST this proposal.
This is a vote WITH AGAINST management.

We estimate the maximum potential earnings dilution from this plan together with existing (and other proposed) plans is ______%.  The combined allowable dilution cap for this company is ______%.

Approval of plans and amendments to plans are examined on an individual basis with each recommendation completed with the pertinent information, such as the type of award(s), the maximum potential dilution and the allowable dilution cap.  The steps in determining if a plan is voted FOR are as follows:

1.	Determine a company’s dilution by taking the number of shares in all existing and proposed plans and divide it by the number of outstanding shares:

# of shares in proposed & existing plans
# of shares outstanding

2.	Determine the companies 3-year growth rate in total shareholder returns (includes increase in the stock price along with any dividends paid to shareholders).

3.	Compensation plans will be given tentative approval if they fall within the following dilution guidelines:

3-Year Growth Rate	Allowable Dilution Cap

30% or less	up to 10% dilution
31- 45%	up to 15% dilution
46-60%	up to 20% dilution
61%+	up to 25% dilution

4.	Compensation plans that have a history of repricing or replacing of underwater stock options would automatically be voted AGAINST, even if they meet the above criteria.

5.
A plan will also be voted AGAINST if the proxy and/or annual report do notprovide all the information needed to evaluate the plan, i.e. the number of existingoptions outstanding, the performance of the company, etc.

The types of awards usually given in compensation plans are listed below in order, generally, from least dilutive (incentive) to most dilutive (performance share).  However, this order is subject to change depending upon the particulars of the plan:

-Incentive Stock Option:  Executive receives right to purchase stock at a stipulated price over a specific period of time, in conformance with the Internal Revenue Code.  Grants may not be given at a price less than 100% of fair market value.

-Non Qualified Stock Option:  Executive receives right to purchase stock at a stipulated price over a specific period of time, in conformance with the Internal Revenue Code.  Grants may be given at a price less than 100% of fair market value.

-Stock Appreciation Right (SAR): Company grants executive the right to any appreciation in the underlying stock over a specific period of time. SAR value can usually be received in cash and/or stock.

-Restricted Stock:  Executive receives outright grand of shares free or at a discount, but isrestricted from transferring them into his/her name until certain conditions are met, such as remaining employed by the company for a specified time.  If conditions are not met, stock is forfeited.

-Phantom Stock: Executive receives the appreciation in the book, fair market or formula value of a specified number of shares over a set period of time.

-Performance Unit:  Executive receives a grant of units with an absolute dollar value.  Payout is contingent on meeting stated performance targets  (ROE, ROI, etc.) over a specified time period.  A performance unit can usually be converted into a specified number of shares of stock.

-Performance Share: Executive receives a grant of shares with payout contingent on meeting stated performance targets (ROE, ROI, etc.) over a specified time period.

Nonroutine

Nonroutine - Approve/Amend Stock Option Plan -- Insufficient details.

The proposal requests that the Board of Directors be given the authority to grant stock options to employees.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote AGAINST management.

The proxy lacks sufficient information needed for a proper evaluation of the plan.  The proposal allows stock options to be granted, but doesn't inform the shareholder of the type of option, the number of available shares, or the number of shares outstanding.  Therefore, we cannot perform a dilution test.

Nonroutine

Nonroutine - Amend Stock Option Plan -- no additional shares

The proposal asks shareholders to approve an amendment to the Stock and Incentive Plan to change the terms of the plan only.

RECOMMENDATION:
    Vote FOR this proposal.
    This is a vote WITH management.

The amendment would only amend the terms of the existing plan and would not increase the number of authorized shares of common stock available for the plan.  We have already assumed that all of the shares available under the existing plan would be granted.  Therefore, the amendment would not dilute common stock beyond what we already expect.

Nonroutine

Nonroutine - Accelerate exercise date of options for retiring employees.

The proposal asks shareholders to approve an amendment to the Stock and Incentive Plan granting the plan committee authority to accelerate the exercise date of options held by retiring employees and employees terminated due to company divestitures.

RECOMMENDATION:
    Vote FOR this proposal.
    This is a vote WITH management.

We have no objection to accelerating options for these two situations.  The amendment would not increase the number of authorized shares of common stock issuable under the plan.  We have already assumed that all of the shares available under the existing plan would be granted and therefore the amendment would not dilute common stock beyond what we already expect.

Nonroutine

Nonroutine - Amend Executive Incentive Compensation Plan.

This amendment, if approved, would allow the plan to qualify for federal tax deductions.  The 1993 Omnibus Budget Reconciliation Act (OBRA), mandates certain restrictions on the tax deductibility of executive compensation above $1 million.  The law provides exceptions for certain performance-based compensation, including cash bonuses, provided the plan is administered by a compensation committee of two or more outside directors and amendments to the plan are approved by shareholders.

 RECOMMENDATION:
Vote FOR this proposal.
This is a vote WITH management.

Under the terms of the plan, the company links cash payouts to the attainment of preset hurdle rates.  The goals are appropriate.  We support the plan.

Nonroutine

Nonroutine - Approve Restricted Stock Grant Program.

This proposal seeks shareholder approval of the Restricted Stock Grant Program, which would grant shares from those reserved under the Executive Award Plan.  This plan has been submitted in order to qualify for certain tax deductions granted for "performance-based" compensation under Section 162(m) of the Internal Revenue Code.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote WITH management.

Under the terms of the plan, the company links the granting of awards to the attainment of preset hurdle rates.  The goals are appropriate.  We support the plan.

Nonroutine

Nonroutine - Approve Non-Employee Directors' Stock Plan.

This plan seeks shareholder approval of the company's Non-Employee Directors' Stock Plan which is designed to provide outside directors with the option of receiving all or a portion of their annual retainer fees in the form of company stock.

RECOMMENDATION:
Vote FOR this proposal.
This is a Vote WITH management.

We feel plans such as the proposed plan are an important and necessary part of a comprehensive director compensation packages. This plan will help the company to  attract and retain qualified, talented individuals to serve as directors.  In addition, this plan will help to better align director interests with shareholder interests.

Nonroutine

Nonroutine - Approve Non-employee Directors’ Pension Plan.

This proposal requests shareholder approval of a pension plan for non-employee directors.

RECOMMENDATION:
Vote AGAINST on this proposal.
This is a Vote AGAINST management.

The majority of directors on boards serve or have served as executive officers of major companies and undoubtedly receive substantial compensation and retirement plans at their primary places of employment.  This calls into question the benefits of these plans to both shareholders and directors.

Bonus plans are now being adopted by companies to replace pension plans as well as annual grants of stock units, restricted stock, or deferred stock that cannot be exercised until the individual leaves the board.  Other companies compensate for the removal of pension benefits with outright stock grants or cash payments, which have provided shareholders with better information about the value companies place on such benefits.

We believe that this form of compensation for outside directors is excessive, and we prefer to see pension benefits withdrawn.

Nonroutine

Nonroutine - Amend Directors' Deferred Fee Plan.

Under the terms of the plan, each non-employee director may elect to defer his or her compensation for a specified period of time, or until he or she retires.  The amendment seeks to amend this plan by providing for transactions in the company's common stock.  Directors will now be able to defer receipt of their annual retainer fees by specifying that a portion of the retainer fee be allocated to either a company cash account or stock account.

RECOMMENDATION:
Vote FOR this proposal.
This is a Vote WITH management.

We believe plans such as this one are an essential part of the comprehensive director compensation packages that are needed to attract and retain well qualified, talented individuals to serve on the Board.

Nonroutine

Nonroutine - Dissolution of cumulative voting

The proposal requests the dissolution of cumulative voting in the election of directors.

RECOMMENDATION:
     Vote AGAINST this proposal.
    This is a Vote AGAINST management.

We believe minority shareholders should receive representation.  Therefore, we do not support management's proposal requesting dissolution of cumulative voting.

Cumulative voting allows stockholders to cast as many votes as equal to the number of shares they own, multiplied by the number of directors to be elected. The stock holder can then cast all of his /her votes for a single candidate, or any two or more as he/she sees fit. The use of cumulative voting enables the holder of a minority of a company's stock to elect one or more directors if they are able to gain sufficient support. For example, a 10-share holder normally casts 10 votes for each of 12 nominees to the board of directors; therefore, he/she has 120 votes. Under the cumulative voting principle he/she may cast 120 (10x12) votes for any one nominee, 60 votes each for two, 40 each for three, or any other distribution he/she chooses. The greater the number of directors to be elected, the lower the level of support needed to elect directors cumulatively.

Nonroutine

Nonroutine - Board consideration of constituents.

This proposal would permit the board to consider the effects of its actions on its employees, customers, suppliers, creditors, and local communities, as well as its shareholders.

RECOMMENDATION:
Vote FOR this proposal.
This is a Vote WITH management.

This amendment would apply to board decisions, including those with respect to tender offers, mergers, and business combinations.  Although we feel that consideration should be given to corporate owners that have assumed the investment risk--the shareholders--we also feel that companies should act as responsible corporate citizens in making decisions.  In addition, we feel that it is the responsibility of the appropriate regulatory and legislative bodies to determine which of the constituents should be given primary consideration.

Nonroutine

Nonroutine - Allotment of unissued shares.

This proposal requests that shareholders give the directors of the company the authority to allot unissued shares.

RECOMMENDATION:
    Vote FOR this proposal.
    This is a Vote WITH management.

The proposal provides authority to directors which is already provided to U.S. company directors without shareholder approval, i.e. the ability to issue additional shares of common stock.  We support this proposal.  Directors must have the ability to issue stock as necessary.

Nonroutine

 Nonroutine - Authority to issue shares.

This proposal requests that shareholders give the Board the ability to issue the shares authorized.  This authority will expire in one year.

RECOMMENDATION:
Vote FOR this proposal.
This is a Vote WITH management.

We have no objection to allowing the Board the ability to issue authorized shares.  The Board requires this flexibility in order to respond to financing and/or expansion needs of the company.  Similar proposals do not appear in proxies of US companies.  Domestic boards are automatically granted this authority to issue authorized shares.

Nonroutine

Nonroutine - Issue shares without preemptive rights (up to 20%)

The Board seeks authority until the next annual meeting to issue shares equivalent to xx% of the company's issued ordinary share capital in the form of securities free of preemptive rights.

RECOMMENDATION:
Vote FOR this proposal.
This is a Vote WITH management.

We believe the Board must have the ability to issue common stock as necessary and they should not be constrained to issue it first to current shareholders.  Current shareholders may always obtain additional shares from the marketplace if they wish to maintain their current relative ownership position.

Nonroutine

Nonroutine - Authority to allot shares for cash.

This proposal requests that shareholders give the Board the ability to allot a set number of authorized but unissued shares for the purpose of employee share schemes and to allot equity securities for cash to persons other than existing shareholders up to a limited aggregate nominal amount of  X (approximately  % of the issued share capital of the company).  This will renew the existing authorization and will terminate in one year.

RECOMMENDATION:
Vote FOR this proposal.
This is a Vote WITH management.

UK laws require that current shareholders have pre-emptive rights to all newly-issued shares.  We do not feel that pre-emptive rights are necessary; shareholders can always purchase additional shares in the open market if they wish to maintain their relative ownership in a firm.  Therefore, we approve of the authority to allow the Board to allot shares that are not subject to pre-emptive rights measures.

Nonroutine

Nonroutine - Change company name.

The proposal requests that shareholders approve of modifying the name of the company from (old name) to (new name).  The new name will be used as the primary identification for all business units.  The Board of Directors and management believe the name change will create a more uniform, visible and effective presence in the markets where the company's products and services compete.

RECOMMENDATION:
Vote FOR this proposal.
This is a Vote WITH management.

We believe the name of the company can best be determined by management.  Therefore, we have no objection to the proposed name change.

Nonroutine

Nonroutine - Adjourn meeting.

Management seeks authority to adjourn the meeting if it become necessary to solicit additional votes for a merger agreement.

RECOMMENDATION:
Vote FOR this proposal.
This is a Vote WITH management.

If the board believes that the merger agreement will not be approved by the shareholders, they can elect to adjourn the meeting in order to solicit additional votes to approve the merger at a later date. Opponents of this proposal believe that shareholders already have the information they need to make their voting decisions.  Once their votes have been cast, there is no justification to spend extra money to continue pressing shareholders for more votes.  Proponents, however, feel that if the board believes a merger is in the best interests of shareholders, it should have every opportunity to present the details to the shareholders, even if it requires additional time and another vote.  With this additional time, the merger agreement could be enhanced to increase the value to the shareholders, or additional information could be provided to increase the chances for approval.  In the end, shareholders will still have the opportunity to vote on the merger.

We approve giving the board as much time as it feels is necessary to gain sufficient support for a merger, and therefore approve giving the board authority to adjourn a meeting.

Nonroutine

Nonroutine Antitakeover - Authorize Board to use all outstanding capital.

This item asks shareholders to authorize the board, for one year, to use all outstanding capital authorizations in the event that a hostile public tender or exchange offer is made for the company.

RECOMMENDATION:
Vote FOR this proposal.
This is a Vote WITH management.

Similar to the way U.S. companies use preferred stock, this is a common antitakeover measure in France.  The antitakeover protection may give companies breathing room for making the right choices, not just the expedient ones.  In addition, a large-block holder serves as a monitor of management that may keep the pressure on to ensure good performance, to the benefit of all shareholders.  We approve of such poison pills, especially if they are ratified by shareholders.

Nonroutine

Nonroutine - Allow board to appoint additional directors between annual meetings.

This proposal would give the board authority to add additional directors between annual meetings without seeking shareholder approval.

RECOMMENDATION:
Vote FOR this proposal.
This is a Vote WITH management.

Allowing the broad the authority to add additional directors, as they deem necessary, provides the board with continuity.  In some cases, it gives the board the flexibility to bring in new members who have time to become familiar with the issues of the company before the existing board member leaves.  We believe this helps ease the transition and provides a more stable board.  In addition, the board can use this flexibility to bring in new members with expertise in particular areas that may be needed by the company.

Nonroutine

Nonroutine - Approve new class of common/preferred stock.

This proposal requests shareholder approval to create a new class of common/preferred stock.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a Vote AGAINST management.

A corporation’s management team, subject to review by its board of directors, is responsible for the company’s day-to-day operations and strategic planning.  Therefore, management is best suited to judge the corporation’s current and future requirements for raising additional capital and the means for raising such capital.

Nonroutine

Nonroutine - Approve Recapitalization.

This proposal requests shareholder approval to combine two or more classes of stock into one class.

RECOMMENDATION:
Vote FOR this proposal.
This is a Vote WITH management.

Recapitalizations which combine classes of stock into one class are usually favorable to all shareholders.  Not only do all shareholders receive an equal voice in the management of the company, but there is evidence to believe that stock prices increase as well.  We support such plans, as long as the different classes do not receive fewer right’s under the terms of the new plan than they currently maintain (unless they are adequately compensated with stock or cash).

Nonroutine

Nonroutine - Amend stock ownership limitations.

This proposal seeks to clarify or amend ownership limitations to maintain the company’s status as a Real Estate Investment Trust (REIT).

RECOMMENDATION:
Vote FOR this proposal.
This is a Vote WITH management.

REITs have a special tax-exempt status that mandates them to transfer 95% of the profits of the company to its shareholders.  The IRS also requires that REITs place limits on the percentage of common stock that can be held by its majority shareholders.   Current tax laws apply a "5/50 Rule" in determining whether a company will qualify as a REIT. That is, if, during the last half of a taxable year, more than 50 percent of the value of its outstanding stock is owned by five or fewer individual shareholders, a company will not qualify as a REIT.

REITs usually offer these proposals to allow the company to repurchase its shares on the open market without causing any of the shareholders to violate the company's ownership limits.  We support these proposals, because the tax-advantages of maintaining a company’s REIT status are clearly in shareholders’ best interests.

Nonroutine

Nonroutine - Extend terms of directors.

This proposal would extend the term that directors serve between elections to the board.

RECOMMENDATION:
Vote FOR this proposal.
This is a Vote WITH management.

The board of directors and management of a company are in the best positions to determine the optimum board structure.  Extending the board terms provides stability and continuity.

Nonroutine

Nonroutine - Eliminate/Adjust Par Value of Common Stock

This proposal requests shareholder approval to amend the company's charter to reduce par value of the company's stock. Par value represents the maximum responsibility of a shareholder in the event that the company becomes insolvent and the minimum price a shareholder must pay for a single share of common stock.

RECOMMENDATION:
Vote FOR this proposal.
This is a Vote WITH management.

Par value places a restriction on the amount of a company's capital that may be paid out to shareholders in the form of dividends.  Reducing par value may increase paid-in capital in excess of par value, which in turn may allow for greater distributions to shareholders.  We believe that adjusting par value is a routine financing decision that warrants shareholders' support.

Nonroutine

Nonroutine - Declassify the board of directors

This proposal requests shareholder approval to declassify the board of directors.

RECOMMENDATION:
Vote FOR this proposal.
This is a Vote WITH management.

A classified board is one in which directors are divided into separate classes--in most instances, three classes--so that one-third of the board (a class) is elected each year for a three-year term.  Classifying the board may deter proxy contests for control because only one-third of the directors stand for election in any one year.

A staggered board system is antitakeover in nature by virtue of the fact that a raider would need at least two years to gain a majority of directors at companies whose board members are elected to staggered three-year terms.  This would delay the raider from finalizing the acquisition, which in turn could prevent shareholders from receiving maximum share appreciation.  Not only does a staggered board entrench management and lengthen the takeover process, it also serves to discourage potential buyers from making an initial bid for the company.  In addition, we feel a staggered board may lead to complacency among its members, which in turn may inhibit optimal corporate performance and maximum share appreciation.  Therefore, we recommend voting for proposals that call for declassifying the board of directors.

Nonroutine

Nonroutine International - Change date/location of annual meeting.

In some companies, the annual meeting is established at the same date each year (i.e. the first Monday in May).  This proposal gives the Board flexibility to establish another date or location to hold the annual meeting.

RECOMMENDATION:
Vote FOR this proposal.
This is a Vote WITH management.

The board needs to consider several factors when selecting a meeting date, including the individual schedules of directors and executives, the availability of an appropriate location, the need to solicit shareholder approval, and the economical distribution of annual reports and other information.  We approve giving the board this flexibility.

Nonroutine

Nonroutine International - Authorize issuance of equity or equity-linked securities.

This item is to authorize the issuance of convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote WITH management.

This is a routine request that will have less affect on shareholder dilution than a stock issuance.  The board should have the flexibility to respond to the financing and/or expansion needs of the company.  Therefore, we support this proposal.

Nonroutine

Nonroutine International - Authorize issuance of bonds.

This proposal requests shareholder approval to issue bonds or subordinated bonds.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote WITH management.

The board should have the flexibility to respond to the financing and/or expansion needs of the company.  Full use of this authorization could potentially increase the debt-to-equity ratio to _____%.  However, French companies generally do not expect to utilize the total amount of issuance power they request.  This is a routine financing request in France.

Nonroutine

Nonroutine International - Authorize capitalization of reserves for bonus issue or increase in par value.

This proposal requests shareholder approval to increase authorized issued stock by capitalizing various reserves or retained earnings.  Management will then use this capital to increase the par value of the stock or issue a bonus payment to shareholders.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote WITH management.

Under this authorization, shareholders would receive either new shares or a boost in the par value of their shares at no cost.  When the company capitalizes reserves and distributes new shares to shareholders free of charge in a bonus issue, there is no cost for shareholders to maintain their stakes and no risk of dilution.  Bonus issues basically transfer wealth to shareholders and do not impact share value significantly.  The only impact would be a mildly positive one--by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base.

Nonroutine

Nonroutine International - Increase issued capital for rights issue.

This proposal requests shareholder approval to increase issued capital to offer a rights issue to current registered shareholders.  With a rights issue, shareholders have the option of purchasing additional shares of the company’s stock, often at a discount to market value.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote WITH management.

The company will use the proceeds from the issue to provide additional financing for the company.  Because the shares are being offered at a discount, this offer is very attractive to shareholders.  Considering the positive effects for both the company and participating shareholders, we have no problems with this plan.

Nonroutine

Nonroutine International - Authorize reissuance of repurchased shares.

This proposal requests shareholder approval for the Board to reissue shares of the company’s stock that had been repurchased by the company at an earlier date.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote WITH management.

The board needs the flexibility to issue shares in order to respond to the financing needs of the company.  Because shareholders had previously authorized issuance of these shares before they were repurchased by the board, we have no objections to this proposal.   Similar proposals do not appear in proxies of US companies.  Domestic boards are automatically granted this authority to issue any authorized shares, regardless of whether they have been repurchased or not.

Nonroutine

Nonroutine International - Approve retirement bonuses for directors/statutory auditors.

This item requests shareholder approval for the payment of retirement bonuses to retiring directors and/or statutory auditors.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote AGAINST management.

We believe that retirement benefits for employee directors and auditors should be considered by executives and/or the Board as part of an employee’s comprehensive compensation package, rather than left for shareholders to approve upon a director’s or auditor’s retirement.  Although this is a routine request in Japan, we do not support these proposals because they do not contain enough information in order to perform a sufficient analysis.

We believe the benefits of board membership should be determined in advance when a director can still contribute to the growth and management of the company.

Nonroutine

Nonroutine International - Approve payment to deceased director’s family.

This item requests shareholder approval for the payment of a retirement bonus to the family of a deceased director.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote AGAINST management.

We believe that retirement benefits for employee directors should be considered by executives and/or the Board as part of an employee’s comprehensive compensation package, rather than left for shareholders to approve upon a director’s death.  Although this is a routine request in Japan, we do not support these proposals because they do not contain enough information in order to perform a sufficient analysis.

The merits of this proposal are laudable, but we believe the benefits of board membership should be determined in advance when a director can still contribute to the growth and management of the company.

Nonroutine

Nonroutine International - Authorize company to engage in transactions with relatedparties.

This proposal requests shareholder approval for the company, its subsidiaries, and target associated companies to enter into certain transactions with persons who are considered “interested parties” as defined in Chapter 9A of the Listing Manual of the Stock Exchange of Singapore (SES).

RECOMMENDATION:
Vote FOR this proposal.
This is a vote WITH management.

Singapore’s related-party transaction rules are fairly comprehensive, providing shareholders with substantial protection against insider trading abuses.  Therefore, we support this proposal.

Nonroutine

Nonroutine International - Authorize Board to Denominate Share Capital in Euros.

This proposal requests shareholder approval to authorize the board to denominate all share capital in euros in preparation for (the country) entrance into the European Monetary Union (EMU). The rate of (currency) to euros will be set on Jan. 1, 1999.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote WITH management.

Many European companies are taking these steps this proxy season.  Because this amendment is necessary in order for the company to participate in the unified currency, we recommend supporting it.

Nonroutine

Nonroutine - Approve Granting and Repricing of Stock Options.

This proposal requests shareholder approval for the repricing of options previously granted to various employees of the company.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote AGAINST management.

We do not approve of the repricing of options.  We believe that such a practice may reward poor performance and may serve to lessen the incentive that stock options are supposed to provide.

Nonroutine

Nonroutine International - Approve Issuance of Equity or Equity-Linked Securities
           Without Preemptive Rights.

This item is to authorize the issuance of equity, convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities without preemptive rights.

RECOMMENDATION:
Vote FOR this proposal.
This is a Vote WITH management.

We believe that companies should have the flexibility to transact ordinary business (fund compensation plans, for example) without having to incur the extra expense of providing preemptive rights.  However, shareholders suffer dilution as a result of such issuances, therefore, we will support management on issuance requests without preemptive rights for up to 20 percent of the company’s outstanding capital.

Nonroutine

Nonroutine - Approve Merger Agreement/Reoganization

This proposal requests shareholder approval for the merger agreement between _______ and _______.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote WITH management.

This merger will ensure that the new company is stronger and in a better position to take advantage of future business opportunities.  This merger is in the best interest of shareholders.

[If the analyst does not support the merger and this is not in the best interest of the shareholders, a letterhead memo will be produced with a vote AGAINST the proposal and signed by the analyst.]

Nonroutine

SECTION III

NONROUTINE SHAREHOLDER PROPOSALS

 Nonroutine - Shareholder proposal on outside director retirement.

The proposal requests the Board take the necessary steps so that future outside directors shall not serve on the Board once they retire from their own corporation or organization.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The adoption of the proposal would arbitrarily prevent the company  from using the services of persons who are extremely qualified merely because they have retired from their own firm.

If an outside director retires from his/her firm, he/she should not be removed from the board of the company for this reason alone.  An outside director is elected to and remains on the board because he/she is a competent individual who can help lead the company to profitability.  We do not believe this competence diminishes or vanishes upon retirement from one's own company.

To have board members continually vacate their positions when they retire would place more of an emphasis on finding a replacement rather than running the company.  As a safeguard against outside directors overstaying their time, there are nominating committees which review board candidates and their qualifications annually, as well as mandatory retirement at a certain age, usually 70.

Nonroutine Shareholder

Nonroutine - Shareholder proposal on term of outside directors.

The proposal requests the Board take the necessary steps so that future outside directors shall not serve for more than six years.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

Arbitrarily limiting the period of board service would deny the company the benefits of the valuable contributions and judgment of experienced directors.

In voting against this type of proposal, we feel that continuity of service enhances contributions made by non-employee directors, which in turn is beneficial to company profitability and shareholder value.  An arbitrary time limit on board service could detract from the benefits of experience and familiarity with the company.  If a director has served for the specified number of years and provided valuable service, he/she would still have to be removed from the Board on the basis of his/her time having expired, not due to incompetence.  Proposals such as this are not in the best interest of shareholders as they could deny the most qualified individual(s) a position on the Board.  There are safeguards to keep directors from overstaying their time, such as the nominating committee which reviews qualifications annually, as well as a mandatory retirement age, usually 70.

Nonroutine Shareholder

Nonroutine - Shareholder proposal on annual election of directors (repeal of classified boards).

This proposal requests that classified boards be repealed so that all directors are elected annually.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote AGAINST management.

A classified board is one in which directors are divided into separate classes--in most instances, three classes--so that one-third of the board (a class) is elected each year for a three-year term. Classified boards deter proxy contests for control because only one-third of the directors stand for election in any one year.

Staggered board systems are antitakeover in nature by virtue of the fact that a raider needs at least two years to gain a majority of directors at companies whose board members are elected to staggered three-year terms.  This delays the raider from finalizing the acquisition, which in turn could prevent shareholders from receiving maximum share appreciation.  Not only does a staggered board entrench management and lengthen the takeover process, it also serves to discourage potential buyers from making an initial bid for the company.  In addition, we feel a staggered board may lead to complacency among its members, which in turn may inhibit optimal corporate performance and maximum share appreciation.  Therefore, we recommend voting for shareholder proposals calling for the elimination of classified boards.

Nonroutine Shareholder

Nonroutine - Shareholder proposal regarding director attendance.

This proposal requests that the company publish a yearly report on the attendance of each Board member at the meetings called.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a Vote WITH management.

In compliance with SEC regulations, the company already discloses the names of directors who attend less than 75% of all meetings.  Moreover, a director's contribution cannot be judged solely by his or her attendance record.  There are opportunities outside of regularly scheduled meetings for director-management interaction which may be as significant as the time spent in meetings.

Nonroutine Shareholder

Nonroutine - Shareholder proposal on stock ownership by directors.

This proposal requests that each director, before qualifying as a director and at all times while serving as a director, shall own a minimum amount of the company's common and/or preferred stock.  In addition, each director must sign an agreement to hold this minimum amount for at least one year after his or her term expires.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a Vote WITH management.

Each director should be selected and nominated on the basis of individual qualifications and past performance without regard to stock ownership.  This proposal would inhibit the company's ability to select and retain outstanding individuals as directors.

Directors should be chosen on their merits alone.  The primary function of a director is to see that the company is operated as profitably as possible, thereby acting in the best interest of shareholders.

These people were chosen as directors based on their expertise, experience and knowledge, not on their personal investment activities.  It would be unfair and inaccurate to assume that directors would not act on behalf of shareholders simply because they themselves do not own company stock.  In addition, placing this restriction on potential board members may hinder the selection of the most qualified individuals and, therefore, be counterproductive.

Nonroutine Shareholder

Nonroutine - Shareholder proposal on disclosure of compensation.

The proposal requests that the Board disclose the name, title, and compensation of each individual executive officer who receives cash compensation in excess of $100,000.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The company already complies with the applicable law regarding disclosure of compensation, which includes the disclosure of the company's five highest paid executives.  We feel that additional disclosure would be an improper violation of privacy and of minimal value to shareholders.

The proxy statement provides individual compensation data on the company's five highest paid executives, plus gross amounts for all corporate officers as a group.  This disclosure is in compliance with SEC regulations.

Further, a threshold of $100,000 is arbitrary and we do not know what this additional information would provide for analysis purposes.  In addition, many companies do not have contractual arrangements with executive officers.  When they do, they are disclosed as required under the applicable SEC proxy rules.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to compensate directors solely in stock.

This proposal requests that the company give each of its directors ______ shares of company stock as their only compensation for board service.  The proponent argues that such compensation would align the interests of management and shareholders.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a Vote WITH management.

A director's investment in the company is a critical factor in evaluation of his candidacy.  However, the appropriate ownership level depends on the individual director's own financial circumstances.  Moreover, we believe this proposal's rigid standards for compensating directors would limit the company's ability to attract and retain talented executives.  The compensation committee should not be constrained by fixed formulas, but should instead have the flexibility to make an appropriate award based on continually changing circumstances affecting the company.

(S7a)	Nonroutine - Shareholder proposal to compensate directors in stock.

This proposal requests that the company give each of its directors 50% of more of their compensation in shares of company stock.  The proponent argues that such compensation would align the interests of management and shareholders.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

A director's investment in the company is a critical factor in evaluation of his or her candidacy.  However, the appropriate ownership level depends on the individual director's own financial circumstances.  Moreover, we believe this proposal's rigid standards for compensating directors would limit the company's ability to attract and retain talented executives.  The compensation committee should not be constrained by fixed formulas, but should instead have the flexibility to make an appropriate award based on continually changing circumstances affecting the company.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to review and report on executive compensation.

This proposal requests that the company review executive compensation packages, concentrating on ways in which executive compensation can be more closely linked to financial, environmental, and social performance.  The proponent is also requesting a study and description of the environmental and social criteria the company should take into account, such as environmental performance standards, environmental lawsuits, violations, penalties, and independent environmental audits.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The company has already undertaken a number of steps designed to more closely link executive pay with company performance and individual performance goals.  Furthermore, the company has implemented policies designed to ensure that environmental and social concerns are integrated into the company's business decisions.  Lastly, because the information requested in this proposal can be found in the company's Compensation Committee Report, we feel that providing an additional report would be redundant.

Nonroutine Shareholder

Nonroutine - Shareholder proposal regarding the holding of more than one position.

This proposal requests that the company adopt a policy that would prohibit anyone from holding more than one position simultaneously.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

Adopting this proposal could prevent qualified individuals from holding a certain position when, in fact, this may be in the best interest of the company and the shareholders.  We feel that shareholders are not in a position to determine the segregation of duties.  The Board of Directors is more qualified to evaluate candidates and utilize each position as they see fit.

The most common dual role within the executive ranks is that of Chairman and CEO of a company.  Institutional Shareholder Services (ISS) notes that of the S & P 500 companies, 389 CEO's also serve as Chairman of the Board.  One of the Board's responsibilities is to monitor the management of the company.  Granted, a Chairman who serves the dual role of CEO cannot possibly monitor himself.  However, chairmen, generally, do not have powers over other Board members simply because they chair Board meetings.  Furthermore, a CEO also serving on the Board is a very valuable contributor in another of the Board's responsibilities, that of planning the overall strategic direction of the company.

Although there is the potential for a conflict of interest under this particular structure, there is little indication of abuse.  In addition, a strong argument can be made for the benefits to shareholders value.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to limit executives' compensation.

The proposal requests that the Board voluntarily cap the total pay and other compensation of its executive officers to no more than  X  times the pay of the average employee of the company.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The proposal would apply rigid standards and limit the company's ability to attract and retain talented executives.  The compensation committee should not be constrained by fixed formulas, but should instead have the flexibility to make an appropriate award based on continually changing circumstances affecting the company.

(S10a)   Nonroutine - Shareholder proposal to limit executives' compensation.

The proposal requests that the Board discontinue the use of all stock-based awards upon termination of existing agreements with management and directors.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The proposal would limit the company's ability to attract and retain talented executives.  The compensation committee should have the flexibility to make an appropriate awards based on continually changing circumstances affecting the company.

(S10b)   Nonroutine - Shareholder proposal to limit executives' compensation.

The proposal requests that the Board provide that all bonuses in excess of $30,000 be approved by shareholders.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

This proposal would considerably restrict the use of performance-based awards.  In addition, the proposal would limit the company's ability to attract and retain talented executives.  The compensation committee should have the flexibility to make an appropriate award based on continually changing circumstances affecting the company.

Nonroutine - Shareholder proposal regarding director independence.

The proposal requests that the Board of Directors should consist of a majority of independent directors.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

While we oppose proposals which would require that a board consist of a majority of independent directors, we may support proposals which call for some independent positions on the board.

Nonroutine Shareholder

Nonroutine - Shareholder proposal regarding independent nominating committee.

The proposal requests that shareholders approve of requiring the company to establish a nominating committee composed solely of independent directors.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote AGAINST management.

We feel that a nominating committee which is composed of independent individuals can help to ensure that the directors are nominated based upon objective reasons.  A nominating committee comprised of independent individuals can serve as a conduit for shareholder input into the nominating process.

Nonroutine Shareholder

Nonroutine - Shareholder proposal regarding women on the Board.

The proposal requests that the Nominating Committee of the Board of Directors make a greater effort to review women and minority candidates for nomination to the Board.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The Board of Directors of this company believes (as we do) in nominating for membership those persons who demonstrate the highest degree of knowledge, competency, and desire, regardless of race, creed, color, sex, or national origin.  We believe that the Board should continue its practice of seeking the most highly qualified individuals to serve on the Board rather than dictating that gender be a primary criterion.

Nonroutine Shareholder

Nonroutine - Shareholder proposal regarding union representation on the Board.

The proposal asks shareholders to declare that union representation on the Board of Directors would be a step toward improving employee relations and achieving the common business objectives of the company.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

We feel that the interests of the shareholders would not be served by the election of directors identified as representatives of special interest groups.  The directors' duty is to administer corporate affairs for the good of all the shareholders.  A director from a special interest group may be more concerned with the welfare of a minority group of shareholders rather than the best interest of all shareholders.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to opt out of Delaware takeover statute

The proposal requests that the Board of Directors adopt a by-law amendment requiring the company to opt out of the Delaware takeover statute..

RECOMMENDATION:
Vote FOR this proposal.
This is a vote AGAINST management.

We usually support by-law amendments requiring a company to opt out of the Delaware takeover statute because it is undemocratic and contrary to the principle that shareholders should have the final decision on merger and acquisition.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to put all director candidates on the proxy ballot.

The proposal requests that the Board of Directors ensure that all qualified candidates for the Board have their name placed on the proxy to be voted on by the shareholders of the corporation.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

A shareholder wishing to propose the nomination of an individual for election to the company's Board of Directors can submit his or her recommendation to the Human Resources Committee of the company.  The qualifications of any such candidate will be weighed by the committee in making its decision.  It is the committee's responsibility to provide, through the nomination process, the balance of member qualifications needed to assure an effective, well-rounded Board of Directors.

Nonroutine Shareholder

Nonroutine - Shareholder proposal regarding board nominee statement for candidacy.

The proposal requests that each candidate for the Board of Directors briefly state his or her vision for the corporation, and why their candidacy merits support.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

We feel that the nominations for a seat on the Board of Directors can best be determined by the company.  Qualifications and experience of a prospective board member are carefully researched and considered before a person is nominated.  In addition, the proposal may deter qualified individuals from standing for election.

Nonroutine Shareholder

Nonroutine - Shareholder proposal on approval of severance agreements.

This proposal recommends that the Board of Directors adopt a policy against awarding compensation contingent upon a change in control (a golden parachute), unless first approved by a majority of shareholders present and voting.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote AGAINST management.

We generally oppose golden parachutes, as they tend to be excessive and self-serving, and we favor proposals which require shareholder approval of golden parachutes and similar arrangements.

Nonroutine Shareholder

Nonroutine - Shareholder proposal on providing an opposition slate of directors.

This proposal asks management to adopt a resolution requiring that the company's nominating committee select two candidates for each directorship to be filled by shareholders at annual meetings.  The proposal would also require a statement from each candidate explaining why he/she ought to be elected. The intent of this request is provide shareholders with a means of bringing about director turnovers should shareholders become dissatisfied with the performance of current directors.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

It is the responsibility of the nominating committee to identify candidates for the board who share the interests of the company and its shareholders.  In an effort to fulfill this responsibility, the nominating committee does annual reviews of both existing board members and other possible candidates, and then selects only the most qualified of the potential candidates to stand for election.  We feel that increasing the number of candidates in the election of directors will not result in a higher quality board, but may, in fact, decrease the quality of  board.  We recommend voting against this proposal.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to eliminate non-employee director retirement plans.

This proposal asks that the pension plans for non-employee directors be eliminated.

RECOMMENDATION:
Vote FOR on this proposal.
This is a vote AGAINST management.

The majority of directors on boards serve or have served as executive officers of major companies and undoubtedly receive substantial compensation and retirement plans at their primary places of employment.  This calls into question the benefits of these plans to both shareholders and directors.

Bonus plans are now being adopted by companies to replace pension plans as well as annual grants of stock units, restricted stock, or deferred stock that cannot be exercised until the individual leaves the board.  Other companies compensate for the removal of pension benefits with outright stock grants or cash payments, which have provided shareholders with better information about the value companies place on such benefits.

We believe that this form of compensation for outside directors is excessive, and we prefer to see pension benefits withdrawn.

Nonroutine Shareholder

Nonroutine - Shareholder proposal on rotation of meeting sites.

This proposal requests that the annual meeting site be rotated each year among cities where a large percentage of shareholders reside, and/or where the company maintains prominent facilities.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

We feel that the Board should be free to consider all appropriate locations, including its own facilities, for meeting sites.  Often, this decision is based upon accessibility of the area, availability of facilities, and costs at each location.

Nonroutine Shareholder

Nonroutine - Shareholder proposal on annual meeting date.

This proposal requests the Board hold the annual meeting on the same specific date each year.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

It is important that the Board have flexibility in setting the annual meeting date so that it can consider several factors including the individual schedules of company executives, the availability of an appropriate location, the need to solicit shareholder approval, and the economical distribution of annual reports and other information.

Nonroutine Shareholder

Nonroutine - Shareholder proposal regarding greenmail payments.

This proposal would not allow the corporation to acquire any voting securities from any person or group at a price above the average market price unless the same offer is made to all holders of securities of such class.  This provision shall not apply to any acquisition approved by a majority vote of shareholders.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote AGAINST management.

We oppose the practice of making greenmail payments because they damage the corporation's finances and treat shareholders unequally.  Greenmail payments can result in substantial benefits to a single shareholder at the expense of all other shareholders.

Greenmail is the practice of accumulating a sizable block of stock in a company and then selling the stock back to the company, usually at an above-market price, in exchange for agreeing not to attempt to take control of the company for a lengthy period of time.

This proposal typically calls for an amendment to the certificate of incorporation that requires stockholder approval before a company can buy shares of its own common at a premium from beneficial owners of a specified percentage of common stock (usually 2% or more) unless certain conditions are met.  By ratifying this amendment, the corporation is taking measures to: 1) act in the best interest of all shareholders and 2) see that all shareholders are treated equally.

Nonroutine Shareholder

Nonroutine - Shareholder proposal requesting cumulative voting.

The proposal requests the Board take the steps necessary to provide for cumulative voting in the election of directors.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote AGAINST management.

Cumulative voting allows stockholders to cast as many votes as equal the number of shares they own, multiplied by the number of directors to be elected.  The stockholder can then cast all of his/her votes for a single candidate, or any two or more as he/she sees fit.  The use of cumulative voting enables the holders of a minority of a company's stock to elect one or more directors if they are able to gain sufficient support.  For example, a 10-share holder normally casts 10 votes for each of 12 nominees to the board of directors; therefore, he/she has 120 votes.  Under the cumulative voting principle he/she may cast 120 (10x12) votes for any one nominee, 60 votes each for two, 40 each for three, or any other distribution he/she chooses.  The greater the number of directors to be elected, the lower the level of support needed to elect directors cumulatively.

Cumulative voting is a method by which nominees of minority shareholder groups may be elected.

Nonroutine Shareholder

Nonroutine - Shareholder proposal regarding preemptive rights.

The proposal requests the Board take the steps necessary to restore limited preemptive rights to the shareholders.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

We believe that preemptive rights restrict corporate financing, are an unnecessary expense, and create an administrative burden.

Preemptive rights permit current shareholders to purchase new shares offered by corporations in which they own stock before public sales begin.  Essentially, preemptive rights give the shareholder the right to maintain his/her percentage interest in a corporation by requiring the corporation to offer to him/her the opportunity of buying his/her proportion of shares in a new issue before others can buy.

However, if the board were to allow current shareholders the right to first purchase, the board may be prevented from raising capital in a timely manner and receiving favorable terms.  For example, if a potential investment arose that would benefit the shareholders only if the company acted quickly in raising capital, the company may not be able to act quickly enough to secure favorable terms if it had to go through the lengthy and time- consuming process of contacting and offering current shareholders the right to purchase company stock before this stock could be used for financing activities.  Another possibility is that the board may have to make an offering far above what is actually needed, just to meet the preemptive rights requirement.  This results in an inefficient use of funds, and may ultimately hurt stock performance.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to eliminate shareholder rights plans (poison pills).

This proposal asks that the company's current shareholder rights plan either be rescinded or put to a shareholder vote.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management

We believe that poison pills force uninvited bidders to negotiate with the board.  These negotiations allow time for the company to maximize value for shareholders by forcing a higher premium out of a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value.  Despite the potential benefits of poison pills, however, we do believe that companies should submit their poison pills for shareholder ratification.

In total, while we approve of submitting poison pills to a shareholder vote, we cannot support this proposal due to its additional component of eliminating the poison pill.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to submit shareholder rights plans (poison pills) for shareholder ratification.

This proposal requests that shareholders ratify any company poison pill plans.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote AGAINST management.

Although we support the use of poison pills for antitakeover protection, we also believe that companies should submit their plans for shareholder approval.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to lower shareholder vote requirement in existing fair price provisions to a simple majority.

This proposal requests reducing the vote requirement for negating fair price provisions from 80% to a simple majority.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote AGAINST management.

Although we support the use of fair price provisions for antitakeover protection, we also believe that shareholders should be able to negate such provisions by a simple majority vote of the disinterested shares.  This serves in the best interest of shareholders should they wish to approve a business combination with another entity.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to require shareholder approval before implementing blocking preferred stock.

This proposal asks shareholders to approve management’s use of blocking preferred stock as an antitakeover device.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

Blocking preferred stock is a necessary component required by management to implement a poison pill.   Boards are empowered to authorize the issuance of preferred stock in one or more series.  The board could fix the various rights and privileges of the shares, including the voting rights.  In the event of a proposed takeover which the board opposed, it would be possible to authorize the issuance of a series of preferred stock with rights and preferences specifically intended to impede the attempted takeover.

This protection gives companies breathing room for making the right choices in the event of a possible takeover, not just the expedient ones.  In addition, a large-block holder serves as a monitor of management that may keep the pressure on to ensure good performance, to the benefit of all shareholders.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to allow or simplify shareholder action by written consent.

The amendment would allow shareholders to submit proposals for changes in governance without holding a meeting.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote AGAINST management.

Written consent allows shareholders to vote for proposals on a solicited proxy card.  These proxy cards are not necessarily issued by the board, but may be from an opponent, raider, etc.

The business corporation statutes of some states permit shareholders to act by written consent without a meeting, unless the company's charter or bylaws restrict or prohibit such action.  Usually the holders of written consents must have the consent to act from the same number of shares that would be required to take a proposed action if a meeting were held.  The ability to act through written consent enables shareholders to replace a company's board, amend the bylaws or take other action to effect a change in control without having to call a special meeting or wait for the annual meeting.  Charter or bylaw amendments to prohibit shareholders from acting by written consent, or to require unanimous consent for such action, limit shareholder opportunities to act quickly to change control or to take other actions that could facilitate a change in control.

In recommending this proposal, we feel that allowing or simplifying action by written consent is in the best interest of shareholders.  Action by written consent gives shareholders an opportunity to act expediently upon any important issues which could enhance or diminish share value, such as a proposed takeover or merger.  In situations that allow only the Board and certain executive officers to call a stockholders' meeting, shareholders are at quite a disadvantage; they must wait until the next annual meeting to raise their concerns.

Nonroutine Shareholder

Nonroutine - Shareholder proposal on a confidential ballot.

This proposal requests the Board take certain steps to ensure that all proxies, ballots, and voting tabulations which identify shareholders be kept confidential, except where disclosure is mandated by law.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote AGAINST management.

The secret ballot is fundamental to the American political system because it ensures that voters are not subjected to actual or perceived unwarranted pressure with regard to their votes.  We feel a confidential ballot would relieve shareholders of these pressures and would allow them to vote without fear of negative consequences.  The cost of such a program would be minimal.

Confidential voting would eliminate the threat of management coercion and retaliation, whether perceived or real, and result in shareholders casting ballots on the merits alone of each proposal.  Shareholders would not have to be concerned with the loss of an information source or the loss of business.

Confidential voting promotes the duty of loyalty by eliminating conflict-of-interest voting when dual business relationships are held with the company, allowing votes to be cast in the best interests of the beneficiaries.

Confidential voting would eliminate management's current unfair advantage of knowing and re-soliciting shareholder votes before the meeting date, something shareholders currently are not able to do.  Both sides would have equal information.

Confidential voting would encourage Employee Stock Ownership Plan (ESOP) participants to vote in their own best interests with no fear of negative consequences such as job loss or demotion.

Confidential voting would result in a higher vote count (Chemical Bank's reason for adopting the proposal).

Confidential voting would result in fewer management re-solicitation phone calls to institutional money managers.

Confidential voting would support a basic tenet of the American political system, the right to a secret ballot.

Nonroutine Shareholder

Nonroutine - Shareholder proposal on supermajority vote requirement.

This proposal asks that the company repeal the supermajority vote requirement needed to alter the structure of the board.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote AGAINST management.

Supermajority provisions in a company's charter or bylaws set a level of approval for specified actions that is higher than the minimum set by state law.  Supermajority rules are most frequently based on total shares outstanding, not those represented in person or by proxy at an annual or special shareholder meeting, thereby making action that requires supermajority approval extremely difficult.

We view the required supermajority as having antitakeover implications and recommend reducing the supermajority figure to a simple majority (51%).  Required supermajority rules could lead to entrenchment of management because the number of shares represented in person or by proxy at these meetings does not usually exceed 80%.  In the event of a possible merger, often times the interested third party does not get to vote his/her shares.  Also, as the size of the interested third party's holdings increase, the fewer the number of outstanding shares it takes to defeat the merger proposal (usually management's shares).

Knowing that a supermajority bylaw is in place for a particular company, a third party may not make an offer, even if it is equitable, which results in depriving shareholders of a potential premium/profit.

Nonroutine Shareholder

Nonroutine - Shareholder proposal regarding equal access to proxies.

This proposal requests that the company allow shareholder opinions in its proxy statement and any other statements with respect to any issue including candidates for director.  These shareholder views will receive equal space and treatment, and may be presented by any shareholder or shareholder group with beneficial ownership of at least $1,000,000 (market value) in company stock.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The company complies fully with existing proxy regulations set forth by the SEC.  Also, adoption of this new format could result in lengthy and unintelligible proxy statements and shareholder confusion.

We feel that unrestricted access to include resolutions in proxy statements could create confusion and possibly lead to misunderstandings among shareholders which could be reflected in their votes.  Current SEC procedures are in place to provide clear and valuable information to shareholders on proxy statements.  Further, it is not apparent that unrestricted access to proxy material will enhance corporate profitability and shareholder value.

Nonroutine Shareholder

Nonroutine - Shareholder proposal on political contributions.

The proposal requests that the Board publish in certain newspapers a statement of each contribution made by the company, either directly or indirectly, to a political campaign, political party, referendum, citizens' initiative, or any attempts to influence legislation.  Dates, amounts, and recipients must be listed.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

Legislation and government policies impact the company's business in countless ways; so, corporate funds must be used to monitor these activities.  However, the above requested information is already available to the public upon request from the Federal Election Commission in Washington.

The company already complies with laws that prohibit corporate contributions in federal and some state and local elections; however, the company has established Political Action Committees (PACs) where participation is voluntary.  These PACs comply fully with strict federal and state election laws as well as disclose contributions made to whom and for how much.  This data is available to the public via the Federal Election Commission in Washington D.C..  Also, publishing this data for shareholders would be expensive, redundant and would not enhance shareholder value.

Nonroutine Shareholder

Nonroutine - Shareholder proposal on charitable contributions.

This proposal is requesting that the company attach a report concerning its charitable contributions to the proxy statements for the company's next annual meeting.  It also requests that the company shall not give any contributions to charitable, educational or similar organizations except in direct furtherance of the company's business interests.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The company currently complies with all federal and state regulations that require disclosure of charitable contributions for public scrutiny.  We do not see how an additional report on the company's charitable contributions will benefit shareholders.  Therefore, we consider the publication and distribution of the proposed report an unnecessary cost.

By contributing to community organizations, the company is acting as a responsible corporate citizen.  These contributions benefit the society in which the company operates and, therefore, benefit the company as well.

Nonroutine Shareholder

Nonroutine - Shareholder proposal on government service.

This proposal requests that the company furnish a list of high-ranking employees who served in any governmental capacities over the last five years.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The company already complies with the limitations and restrictions imposed by federal, state, and local laws which deal with the employment of former government employees in occupations related to their government service.  Also, furnishing such a list would be nearly impossible and would be expensive and time-consuming.

To compile and provide a list of high-ranking company officials who have served in government office during the past five years would not provide any economic value to shareholders.  The company already complies with federal, state and local limitations and restrictions pertaining to employment of former government employees in positions related to their government service.  Also, scrutinizing this particular area of work experience could hamper attracting and retaining qualified employees which would be a disservice to the shareholders.

Nonroutine Shareholder

Nonroutine - Shareholder proposal on political non-partisanship.

This proposal requests the company avoid certain practices which might appear to coerce employees to make political contributions against their personal inclinations.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

Current federal and state laws already limit and define the scope of corporate involvement in politics to assure neutrality.  Further, this proposal could inhibit an employee's ability to support political parties or candidates of his/her choice.

The company fully complies with federal and state laws that prevent the coercion of employees to make political contributions or join a political party against their will.  As a corporate citizen, the company is entitled to political beliefs that it feels will benefit the company.  Expression of these beliefs within legal limits is not harmful and may provide an avenue for individuals to express their political views.

Nonroutine Shareholder

Nonroutine - Shareholder proposal regarding capital flight.

This proposal addresses the problem of capital flight from lesser-developed countries by requesting that the company report total bank liabilities by country, report policies instituted to prevent any capital flight, and develop policies to prevent the bank from receiving unlawful capital flight.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

Capital outflows are the result of a country's fiscal and monetary policies that jeopardize local investment.  Therefore, the only effective solution is in the implementation of sound economic policies and structural reform.  We believe that the measures called for here would do little to alleviate the problem.

Capital flight is the international transfer of funds to escape domestic taxation, inflation, political instability, devaluation, or any other unfavorable circumstances.  Capital flight may cause balance of payment problems since it can deplete domestic reserves.

Sometimes investors will invest funds outside their native country to achieve higher returns and diversification.  The most reasonable and realistic solution to the problem of capital flight is the implementation of sound economic policies by the governments of the countries involved.

Nonroutine Shareholder

Nonroutine -  Shareholder proposal on the MacBride Principles.

The proposal requests the company implement and/or increase activity on each of the nine MacBride Principles.  These Principles relate to the abolition of discrimination in Northern Ireland based on religious, political, or ethnic reasons.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The company fully complies with the Fair Employment (Northern Ireland) Act of 1989 which makes political and religious discrimination unlawful and requires private employers to register with the Fair Employment Commission to monitor and review regularly employment practices in the manner detailed in the Code of Practice, to create a neutral working environment, and to take corrective action when necessary.  In addition, the company already bases hiring decisions solely on the merits and qualifications of candidates.

The MacBride Principles:
1) Increase the representation of individuals from under-represented religious groups in the work force including managerial, supervisory, administrative, clerical and technical jobs.
2) Adequate security for the protection of minority employees both at the workplace and while traveling to and from work.
3) The banning of provocative religious or political emblems from the workplace.
4) All job openings should be publicly advertised and special recruitment efforts should be made to attract applicants from under-represented religious groups.
5) Layoff, recall and termination procedures should not favor particular religious groupings.
6) The abolition of job reservations, apprenticeship restrictions and differential employment criteria which discriminate on the basis of religion or ethnic origin.

7) The development of training programs that will prepare substantial numbers of current minority employees for skilled jobs, including the expansion of existing programs and the creation of new programs to train, upgrade and improve the skills of minority employees.

8) The establishment of procedures to assess, identify and actively recruit minority employees with potential for further advancement.
9) The appointment of a senior management staff member to oversee the company's affirmative action efforts and the establishment of timetables to carry out affirmative action principles.

A central overtone to the MacBride principles is the call for more representation of religious minorities in the workplace.  This would result in an employee having to provide personal religious information to the company and hiring decisions made based upon this information.

Nonroutine Shareholder

Nonroutine -  Shareholder proposal regarding SDI.

The proposal requests that the company publish certain information concerning its policies and finances regarding the development of space weaponry.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

Shareholder proposals are an inappropriate means by which to debate national defense policy.  This should be addressed through governmental officials who are accountable to the electorate.  If the company has a legitimate, legal business opportunity (SDI contracts) which can increase profitability and enhance shareholder value, it is obligated to pursue the venture.  The company's first priority is to increase shareholder wealth through profitable business ventures, not to be a forum for individual political views.

The company is a contractor for the Department of Defense and is engaged in various types of research and development for Strategic Defense Initiative (SDI) weapons.  The shareholders object to the company engaging in this type of work because they: 1) question the morality of involvement in the development of space weapons and 2) are concerned about the company's dependency on military contracts in light of the possibility of a slowdown in defense spending.

The proposal calls for the company to issue a report to the shareholders regarding the company's views on space weaponization and how financially dependent the company is on defense spending.

The issue in this proposal is one of government policy rather than corporate profitability and should not be debated under the guise of a proxy issue.  If the company has a legitimate, legal business opportunity (SDI contracts) which can increase profitability and enhance shareholder value, it is obligated to pursue the venture.  After all, the company's first priority is to increase shareholder wealth through profitable business ventures, not to be a forum for individual political views.

Nonroutine Shareholder

Nonroutine - Shareholder proposal regarding economic conversion.

This proposal requests the Board report within one year on plans for "economic conversion," the planned transfer of productive resources from defense-related contracts to other operations.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

We believe that it is the responsibility of the United States Government to determine which programs are necessary for an effective defense.  This issue should be addressed through governmental officials who are accountable to the electorate.  If the company has a legitimate, legal business opportunity (defense contracts) which can increase profitability and enhance shareholder value, it is obligated to pursue the venture.  The company's first priority is to increase shareholder wealth through profitable business ventures, not to be a forum for individual political views.

This proposal is an attempt to have the company reduce its dependency on weapons contracts and convert its facilities to emphasize "more stable," non-defense related operations.  The shareholders: 1) question the morality of involvement in the development of weapons and 2) are concerned about the company's dependency on military contracts in light of the possibility of a slowdown in defense spending.

The issue in this proposal is one of government policy rather than corporate profitability and should not be debated under the guise of a proxy issue.  If the company has a legitimate, legal business opportunity (defense contracts) which can increase profitability and enhance shareholder value, it is obligated to pursue the venture.  After all, the company's first priority is to increase shareholder wealth through profitable business ventures, not to be a forum for individual political views.

Nonroutine Shareholder

Nonroutine - Shareholder proposal regarding lending to Chile.

This proposal requests the Board prohibit further lending to the government of Chile until the country is restored to a democratic form of government with full political rights for its citizens.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

Although we may not philosophically support the Chilean system of government, the extension of credit to this country can lead to the kind of economic progress that frequently results in social and political change.  This act of extending credit to a foreign government does not imply an endorsement of its policies.  We believe it best that the company continue evaluating loan requests based on the creditworthiness of the prospective borrower.

Nonroutine Shareholder

Nonroutine - Shareholder proposal on Third World conservation.

This proposal requests that the company develop a policy to encourage management and long term development of natural resources in the Third World, particularly through the use of "debt for conservation" and "debt for development" exchanges.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The Corporation has supported sound economic reforms through such measures as reduced interest charges and lengthened repayment schedules; however, we do not feel the Corporation has the ability to determine what is best for a specific country in terms of natural resource and agricultural policy.  This should be addressed through local governmental agencies and specialized multilateral lenders, such as the World Bank.

Nonroutine Shareholder

Nonroutine - Shareholder proposal on animal testing.

The proposal requests that the Board disclose certain information annually on animal testing with the goal of reducing and eliminating such experiments.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The company does no more testing than the law and/or common sense requires.  However, the company will not put humans at unnecessary risk through failure to do appropriate animal testing.  Also, the U.S. Food and Drug Administration has stated that, at the present time, there are no acceptable alternatives to animal testing.

Nonroutine Shareholder

Nonroutine - Shareholder proposal regarding abortion.

This proposal requests that the Board eliminate, to the fullest extent permitted by law, all financial support for abortions and abortion-related services and research.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The company's position on this issue is to maintain strict neutrality.  However, selective withholding of benefits for an accepted medical procedure is not a neutral position and may constitute a violation of the Pregnancy Discrimination Act.  In addition, the company does not specifically support organizations that are either pro-abortion or anti-abortion.  Corporate charitable contributions are given to hospitals, universities, and other reputable charities on an unrestricted basis.  The acceptance of this proposal would restrict such contributions.

Nonroutine Shareholder

Nonroutine - Shareholder proposal on Delaware antitakeover law.

This proposal calls for the corporation, which is incorporated in Delaware, to no longer be governed by Article 203 of the General Corporation Law of the State of Delaware.

RECOMMENDATION:
Vote FOR this proposal.
This is a vote AGAINST management.

According to this law, a business combination must be approved by:  a) the board, prior to a stockholder acquiring 15% of the firm's outstanding stock, or b) the board and 66% of the outstanding voting stock, not including the acquirer's shares.  This law removes the right from shareholders to decide for themselves whether to accept or reject a merger or tender offer; essentially, the board, rather than the shareholders, has the final say.  We feel this legislation has antitakeover implications and that the decision to realize an immediate return on an investment or wait for a long-term gain is for the shareholders to make.

Nonroutine Shareholder

Nonroutine - Shareholder proposal on political action committees.

This proposal calls for the board to issue a report on its political contributions to congressional candidates by the PAC(s) whose expenses the company helps defray.  The proposal also calls for the company to make a statement in favor of the passage of legislation to reduce the role of PACs in political campaigns.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

Political action committees comprised of company employees donate their own funds, not those of the company, and must make public disclosure of their political contributions.  Also, the role of PACs should be debated more appropriately in a public policy forum rather than in an annual meeting and/or proxy statement.

Nonroutine Shareholder

Nonroutine - Shareholder proposal regarding the Ceres Principles.

The proposal requests the company issue a report describing company programs and progress toward achieving the Ceres Principles.  These principles relate to the protection of the environment.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The company complies fully with an extensive array of environmental regulations at both the federal and state levels.  We believe it is the responsibility of certain government agencies to determine environmental, health, and safety laws and regulations.  Accordingly, we believe that although the concerns expressed in the proposal are valid, they would be more appropriately addressed to those authorities responsible for environmental regulation.

The proposal requests that the company become a signatory to the Ceres Principles.  The Principles are a 10-point code of environmental conduct for major corporations.  Specifically, the guidelines call for the:

1) protection of the biosphere via curbs on contaminants that damage the air, water, or earth and its inhabitants;
2) sustainable use of renewable resources (i.e. water, soil, woodlands) and conservation of non-renewable resources;
3) minimal creation of hazardous wastes, safe disposal methods for all refuse and, where possible, recycling of salvageable materials;
4) wise, efficient use of resources;
5) reduction of all workplace risks and development of contingency plans foremergency;
6) marketing of safe goods and services, plus disclosure of their environmental impact;
7) assumption of full responsibility for any environmental accident caused by the company;
8) full disclosure of all corporate operations, as well as accidents, that cause environmental damage or pose health and safety hazards;
9) creation of a Board committee for environmental affairs and the appointment of senior environmental managers who would report directly to the CEO;
10) annual audits of progress toward achieving the goals designated by these principals, which would be made available to the public.

We feel that although the spirit of the Principles is well-intentioned, they are vague and potentially unproductive, requiring disclosures and audits that would not necessarily increase the environmental awareness of the company.  More than likely, the company has already addressed many, if not all, of the items listed and has formal reporting procedures in place to ensure compliance with all environmental laws and regulations.

Nonroutine Shareholder

Nonroutine - Shareholder request for report on Northern Ireland

The proposal requests the Board to issue a report on the company's employment practices in Northern Ireland, particularly the fairness of employment opportunities for people of varying religions and political beliefs.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The company fully complies with the Fair Employment (Northern Ireland) Act of 1989 which makes political and religious discrimination unlawful and requires private employers to register with the Fair Employment Commission, to monitor and review regularly employment practices in the manner detailed in the Code of Practice, to create a neutral working environment, and to take corrective action when necessary.  In addition, the company already bases hiring decisions solely on the merits and qualifications of candidates.

Nonroutine Shareholder

Nonroutine - Shareholder proposal regarding affirmative action.

The proposal requests that the company adopt various reporting requirements with respect to its affirmative action programs, and that the company develop a program to guide and encourage minority students to attend and graduate from college.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

It is the company's policy to provide equal employment opportunity to all persons.  The company strives to achieve this policy through its affirmative action program.  Although the goals of this proposal are laudable, we believe that issues of this nature should be directed to the applicable government and legislative authorities.

Nonroutine Shareholder

Nonroutine - Shareholder proposal regarding tobacco products.

The proposal requests the Board end business in tobacco or tobacco products within ten years.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

It is widely known that smoking cigarettes can be harmful, yet cigarette consumption is legal.  If the company stopped cigarette production, another company would merely step in to fill the gap.  Therefore, we suggest that this issue be addressed to the appropriate government authorities, and that the company not be deprived of a currently legal business opportunity.

Nonroutine Shareholder

Nonroutine - Shareholder proposal regarding equal employment opportunity.

This proposal requests that the Board report on the total number of employees in each of the major Equal Employment Opportunity Commission (EEOC) categories and provide a summary of affirmative action programs and timetables to improve equal employment opportunity.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The company is strongly committed to providing equal employment opportunity and complying with all EEOC laws and regulations.  The company's policy is to recruit, hire and promote the most qualified candidates.  Given the company's commitment to equal opportunity, we feel a report is unnecessary.

Specifically, the proposal usually asks that the company provide:

1) a breakdown by sex and race on the number of corporate employees in the nine major job categories established by the Equal Employment Opportunity Commission (EEOC) for the last three years;
2) a summary of affirmative action goals at the company and timetables for achieving them;
3) a rundown on plans to increase the census of women and minorities in creative, managerial and decision-making positions throughout the company.

The company most likely has in place a formal equal employment policy and is committed to recruiting and retaining women and minorities.  They also have formal procedures to insure compliance with all EEOC reporting requirements.  These requirements require much of the information requested in the proposal.  Given that these policies and procedures are in place, we feel the company's commitment to equal opportunity is strong and that additional reporting requirements would be time consuming and of no benefit to women or minorities.

Nonroutine Shareholder

 Nonroutine - Shareholder proposal on foreign military sales.

The proposal requests that the Board of Directors provide a comprehensive report to all shareholders on the company's foreign military sales.  The report would include the criteria used to accept a contract, the procedures by which the company engages in military sales directly with foreign governments, and the categories of military equipment exported.

RECOMMENDATION:

Vote AGAINST this proposal.
This is a vote WITH management.

The sale of military equipment to foreign governments is highly regulated to ensure that all such sales are consistent with U.S. policy.  Accordingly, we believe that although the concerns expressed in the proposal are valid, they would be more appropriately addressed to those authorities responsible for military equipment regulation.  In addition, disclosing business-sensitive information could put the company at a disadvantage with its competitors.  We believe the proposed report would be costly and unnecessary.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to uphold Code of Conduct in South Africa.

This proposal requests that the board take steps to implement or increase activity with respect to the principles contained in the Code of Business Conduct developed by the South African Council of Churches and to report to shareholders on its implementation. Among other things, the Code embraces the principals of equal opportunity, workers' rights, and consumer protection.  It also asks that efforts be made to provide training and education, suitable working and living conditions, job security, and the empowerment of black businesses.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

We believe that this proposal, rather than having the desired effect of improving the economic conditions of the black population of South Africa, will result in a  further depression of the local economies by discouraging already wary investors from investing in a South Africa where companies would have to issue reports on their progress in meeting the goals of this proposal.  Although the goals are laudable, we believe that issues such as these would be more effectively addressed if directed to the appropriate government and legislative authorities.  Furthermore, requirements to provide training, living accommodations, and job security would place great costs on the company, thus, decreasing South Africa's attractiveness as a country for company investment.

Nonroutine Shareholder

Nonroutine - Shareholder proposal regarding Maquiladora operations.

The proposal asks the Board of Directors to provide a comprehensive report describing the company's Maquiladora operations (i.e., the company's low cost manufacturing factories operating in Mexico).  The proponents of this plan believe that U.S. companies operating in Mexico should respect the fundamental principles of providing safe environmental practices, adequate health and safety standards, and a fair and dignified quality of life to the workers and their communities.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The company is in compliance with all Mexican labor and environmental laws as determined by the respective government agencies.  Accordingly, although the concerns expressed in the proposal are valid, we feel they would be more appropriately addressed to those authorities responsible for labor and environmental laws in both the United States and in Mexico.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to amend discretionary voting.

This proposal asks the company to eliminate trustee discretionary voting of unmarked proxies.  The proponent is recommending that only proxy cards that have been voted, signed, dated, and returned by shareholders be used when tabulating proxy results.  Proxy cards that are not returned or are unmarked would not count toward the majority quorum requirement.

RECOMMENDATION:
Vote AGAINST proposal.
This is a vote WITH management.

The current proxy system is designed so that in cases where shareholders wish to vote entirely with management, all they need to do is sign their proxies rather than mark each issue separately.  Moreover, because proxies clearly state the effects of not marking specific votes, shareholders are fully aware of the implications of only signing their proxies.  More importantly, many shareholders have entrusted their voting rights to financial advisors precisely because these groups or individuals have the expertise and resources to consider each issue with the interests of the shareholder in mind.  It is out belief that denying brokers or trustees the ability to vote on behalf of shareholders could, in fact, prove detrimental to shareholders.  We recommend voting against this proposal.

Nonroutine Shareholder

Nonroutine - Shareholder proposal requesting a report on political practices.

The proponent of this proposal, in an effort to keep the company politically neutral, is requesting that the company avoid the following practices:  a)  handling the contribution cards of a single political party by an employee or a supervisor;  b) requesting an employee to send a political contribution, as part of a group of contributions, to an individual in the corporation for subsequent delivery to a political party or fundraising committee;  c) requesting an employee to issue personal blank checks as to payee for subsequent forwarding to a political party, political committee, or candidate;  d) using supervisory meetings to announce that the contribution cards of one party are available and that anyone desiring cards of a different party will be supplied on request to his/her supervisor;  and e) placing large quantities of the contribution cards of one party at mail station locations.

RECOMMENDATION:
Vote AGAINST proposal.
This is a vote WITH management.

We support the company's policy of operating a political action committee, supported by the voluntary contributions of the company's senior officers, that makes nonpartisan donations to groups or individuals most capable of representing the company's business views.  Furthermore, we are satisfied that the laws governing a company's political activities are stringent enough to ensure political nonpartisanship.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to update Code of Conduct.

This proposal asks the company to update its Code of Conduct to account for its international conduct.  The proponents believe the company's expanding involvement in the police state of Burma strengthens the repressive military government by portraying that country in a positive light through its investment there.  Further, the proponents claim that in addition to Burma, the company does business in other countries with controversial human rights records, including Indonesia, China, Guatemala, Saudi Arabia, Turkey, and Thailand.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

Although we may not philosophically support the governments mentioned above, investment in these countries can lead to the kind of economic progress that frequently results in social and political change.  This act of trading with a foreign government does not imply an endorsement of its policies.  We believe, as the company does, that international commerce strengthens both peace and understanding while also creating economic growth and opportunities for all countries involved.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to discourage underage smoking.

This proposal requests that the company contribute three percent of its profits realized from sales to minorities to run a national anti-smoking campaign to discourage underage smoking.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The company already adequately supports numerous private and governmental nonsmoking efforts across the country, including programs which discourage underage smoking.  We believe that funding of another program would provide few additional benefits to the public or the company.

Nonroutine Shareholder

Nonroutine - Shareholder proposal on infants and tobacco.

This proposal requests that the company develop and implement a program to prevent fetal and neonatal harm from tobacco smoke.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

Cigarette packs and advertising already contain warnings indicating the dangers of smoking by pregnant women.  The company is already in full compliance with government regulations regarding the disclosure of health risks associated with smoking, and we believe implementation of this plan would place the company at a competitive disadvantage with its peers.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to prepare tobacco-related report.

This proposal requests the company to develop a nicotine rating system and develop and market a low-nicotine cigarette.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The company already complies with government standards regarding the disclosure of nicotine yields.  Also, previously marketed de-nicotinized cigarettes have proven unacceptable to consumers.  We believe complying with this proposal would put the company at a competitive disadvantage to its peers and decrease shareholder returns.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to preserve the health of tobacco-using customers.

This proposal requests that the board take steps necessary to preserve the health of its tobacco-using customers, including publicizing nicotine ratings for its tobacco-related products, reducing the addictive properties of its products over time, and developing and marketing new nicotine or nicotine-like products that have minimal toxic agents that can be used in lieu of tobacco.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The proposal requests that the company enter a new business arena with the manufacture and sale of medical devices and drugs, which is not consistent with the company's current business plan and would cause the company to incur substantial costs.  We believe the requests of the proposal would not benefit shareholders or the company's business as a whole.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to disclose warning labels on tobacco products.

This shareholder proposal requests that all advertising and promotional use of various tobacco names and symbols be accompanied by a warning label indicating the health hazards associated with the use of these products.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The company already complies with regulations on all levels of government.  Moreover, additional requirements may place the company at a competitive disadvantage to its peers.  We do not believe this proposal is in the best interest of shareholders.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to establish advisory committee.

This proposal requests that the company establish a shareholders' advisory committee which would advise the board on policy and strategy issues which may enhance shareholder value, including mergers, acquisitions, divestitures and restructurings.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

Approval of this proposal could interfere with the board's ability to manage the company in the interests of all shareholders.  Considering that shareholders have already elected a board to represent their interests, we believe that the formation of a shareholders' advisory committee would be costly, time consuming and unnecessary.

Nonroutine Shareholder

Nonroutine - Shareholder proposal for report on environment and to reduce or eliminate toxic waste or emissions.

This proposal requests that the company adopt a policy to reduce or eliminate toxic waste or emissions and to prepare a report for shareholders regarding the environmental impact or liability of its products.  The proponent believes that the company’s products or byproducts are hazardous to the environment.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

The company complies fully with all government regulations regarding the environment.  We feel that those concerned with issues regarding the environment should consult with the appropriate government agencies responsible for determining environmental, health & safety laws and regulations.  In addition, we believe that creation of such a report would be time constraining, unnecessarily costly, and of little benefit to shareholders.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to require director attendance at annual meeting.

This proposal requests that the board members and nominees attend the annual shareholders meeting to personally respond to questions pertaining to their past or future responsibilities as directors of the company.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

A director’s contribution cannot be judged solely by his or her attendance at the annual meeting.  Also, this formal requirement would have no impact on absences due to illness or unavoidable business conflicts.

Nonroutine Shareholder

Nonroutine - Shareholder proposal to require director nominee qualifications.

This proposal requires that no director hold seats on the boards of more than five other for-profit corporations.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

We believe that the recommended number of directorships is arbitrary and does not ensure that a director will be more qualified to serve in shareholders' best interests. Also, the company's proxy statement lists all the boards on which each director serves.  For those shareholders concerned about excessive membership on other corporate boards, the director election process gives them ample opportunity to withhold votes from certain nominees.

Nonroutine Shareholder

Nonroutine - Shareholder proposal regarding directors receiving consulting fees.

This proposal requests that directors refrain from accepting consulting fees, either individually or through an associated business entity, while serving on the board.  The proponent believes this practice is a conflict of interest.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

Although we feel the board should consist of a majority of independent directors, we do not believe that certain affiliations with a company necessarily impair a director's ability to act objectively in the interests of shareholders.  Shareholders who may be concerned about a director having a conflict of interest can withhold votes from that director or the directors on the Nominating Committee.

Nonroutine Shareholder

Nonroutine - Shareholder Proposal to Seek Sale of Company/Assets.

This proposal requests that the board arrange for the prompt sale of the company to the highest bidder.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

We believe that under normal circumstances the decision to buy, sell, or engage in a merger is one appropriately left in the hands of management and the board.  However, we recognize that there are situations which justify the adoption of such proposals, such as a prolonged period of poor or sluggish performance with no turnaround in sight.  Such situations may be exacerbated by an entrenched board and management which appears to be strongly opposed to any sale or merger that could jeopardize their current positions or threaten their control of the company.  Adoption of poison pills, golden parachutes, and other antitakeover provisions in the face of an attractive offer may be signs of entrenchment.

Such proposals have pros and cons.  On the plus side, seeking competing merger offers may boost the stock price through increased investor interest.  The end result may be an offer price that represents a market premium to most or all shareholders.  On the downside, often the worst time for a company to be "put into play" is when the share price has declined to historically low levels.  Then, "bottom feeders" are likely to approach a company with offers that represent a premium only to a few short-term investors and speculators seeking a quick profit, to the detriment of long-term shareholders who purchased their shares at a higher price.  This scenario is only beneficial to long-term shareholders when the company's prospects are dim for any number of reasons, such as the permanent decline of an industry, and share price cannot reasonably be expected to rebound.

Nonroutine Shareholder

Nonroutine - Shareholder Proposal to Adopt Policy Relating to Genetically Engineered Food Products.

This shareholder proposal is requesting that the board remove genetically engineered crops, or organisms from the products that are either sold or manufactured by the company until they are found to be safe to humans, animals, and the environment.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

Approval of this proposal would not give the company the flexibility it needs to meet consumers’ changing demands.  By not allowing the company to sell genetically engineered products to consumers, the company could be placed at a competitive disadvantage.  Also, the food industry is heavily regulated already by the USDA, the EPA, and the U.S. Food and Drug Administration.

Nonroutine Shareholder

Nonroutine - Shareholder Proposal to Adopt Policy/Prepare Report on Drug Pricing.

This proposal is requesting that the company create and implement a policy of price restraint on pharmaceutical products for individual consumers and institutional purchasers using a combination of approaches to keep drug prices at reasonable levels.  In addition, the shareholder requests that the company prepare a report on changes in policies and pricing procedures for pharmaceutical products.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

We believe that in order for the company to remain competitive in the marketplace, prices need to be based on market forces rather than artificially imposed restraints.  Price restraints would place the company at a competitive disadvantage among its peers.  Absent evidence of illegal pricing activity, determination of prices is best left to the company.  Even if such a policy could be crafted, it would increase costs to the company and provide no benefit to shareholders.

Nonroutine Shareholder

Nonroutine - Shareholder Proposal to Hire Advisor to Maximize Shareholder Value.

This proposal requests that the board hire outside professional advisors to help the company explore strategic alternatives to maximize shareholder value, including the possible sale or merger of the company.

RECOMMENDATION:
Vote AGAINST this proposal.
This is a vote WITH management.

Under normal circumstances, we feel that the decision to buy, sell, or engage in a merger is best left in the hands of management and the board.  If the board appears to have outlined a reasonable strategic plan of action to enhance shareholder value, we will support management in voting against this type of proposal.

However, we recognize that certain situations may justify the adoption of proposals that suggest exploring alternatives to maximize shareholder value, including a sale or merger.  These proposals will be reviewed on a case-by-case basis.

Nonroutine Shareholder

FRANKLIN ADVISORY SERVICES, LLC

PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Franklin Advisory Services, LLC (hereinafter "Investment Manager") has delegated its administrative duties with respect to voting proxies for equity securities to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager's instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group ("RiskMetrics"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to RiskMetrics Group’s Proxy Voting Service and Vote Disclosure Service.  These services include receipt of proxy ballots, working with custodian banks, account maintenance, executing votes, maintaining vote records, providing comprehensive reporting and vote disclosure services. Also, Investment Manager subscribes to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics' and/or Glass Lewis's analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager's ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client1 of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.
The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);2

4.	The issuer is a significant executing broker dealer; 3

5.	An Access Person4 of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.
A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member5 of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.  The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.  If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions.  The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.

Where the Proxy Group or the Proxy Review Committee refer a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees,  a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d'investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan.  The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date.  The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances:  (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law.  Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services.  Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.  In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients.  These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager's organization, including portfolio management, legal counsel, and Investment Manager's officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. Investment Manager will review the issue of separating Chairman and CEO positions on a case-by-case basis taking into consideration other factors including the corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.  The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests.  Investment Manager believes that executive compensation should be directly linked to the performance of the company.  Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 5% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose "golden parachutes" that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." Investment Manager usually supports "fair price" provisions and confidential voting.

Changes to Capital Structure: Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager's proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings.  Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities.  However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) proxy ballot was not received from the custodian, (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vi) proxy voting service is not offered by the custodian in the market; (vii) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.  Investment Manager or its affiliates may, on behalf of one or more of the registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such registered investment companies to recall the security for voting purposes.  Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager's proxy policy:

1.
The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager.  The Proxy Group will periodically review and update this list.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials.

3.
The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4.
In determining how to vote, Investment Manager's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

5.
The Proxy Group is responsible for maintaining the documentation that supports Investment Manager's voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.
After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.
The Proxy Group will attempt to submit Investment Manager's vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

8.	The Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9.
The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.
If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

11.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

12.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

13.	The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

14.
The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

15.
The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed.  Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

16.	At least annually, the Proxy Group will verify that:

•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•	Timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above.  For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year.  For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year.  The Proxy Group will periodically review web site posting and update the posting when necessary.  In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 4, 2010

1  For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates.  Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

2 The top 40 distributors (based on aggregate 12b-1 distribution fees) will be considered to present a potential conflict of interest.  In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

3 The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).

4  “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

5  The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

FRANKLIN ADVISERS, INC.

PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Franklin Advisers, Inc. (hereinafter "Investment Manager") has delegated its administrative duties with respect to voting proxies for equity securities to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager's instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group ("RiskMetrics"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to RiskMetrics Group’s Proxy Voting Service and Vote Disclosure Service.  These services include receipt of proxy ballots, working with custodian banks, account maintenance, executing votes, maintaining vote records, providing comprehensive reporting and vote disclosure services. Also, Investment Manager subscribes to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics' and/or Glass Lewis's analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager's ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client1 of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.
The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);2

4.	The issuer is a significant executing broker dealer; 3

5.	An Access Person4 of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.
A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member5 of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.  The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.  If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions.  The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.

Where the Proxy Group or the Proxy Review Committee refer a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees,  a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d'investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan.  The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date.  The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances:  (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law.  Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services.  Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.  In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients.  These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager's organization, including portfolio management, legal counsel, and Investment Manager's officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.  The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests.  Investment Manager believes that executive compensation should be directly linked to the performance of the company.  Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose "golden parachutes" that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." Investment Manager usually supports "fair price" provisions and confidential voting.

Changes to Capital Structure: Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager's proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings.  Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities.  However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) proxy ballot was not received from the custodian, (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vi) proxy voting service is not offered by the custodian in the market; (vii) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.  Investment Manager or its affiliates may, on behalf of one or more of the registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such registered investment companies to recall the security for voting purposes.  Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager's proxy policy:

1.
The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager.  The Proxy Group will periodically review and update this list.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials.

3.
The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4.
In determining how to vote, Investment Manager's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

5.
The Proxy Group is responsible for maintaining the documentation that supports Investment Manager's voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.
After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.
The Proxy Group will attempt to submit Investment Manager's vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

8.	The Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9.
The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.
If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

11.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

12.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

13.	The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

14.
The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

15.
The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed.  Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

16.	At least annually, the Proxy Group will verify that:

•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•	Timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above.  For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year.  For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year.  The Proxy Group will periodically review web site posting and update the posting when necessary.  In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 4, 2010

1  For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates.  Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

2 The top 40 distributors (based on aggregate 12b-1 distribution fees) will be considered to present a potential conflict of interest.  In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

3 The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).

4  “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

5  The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

FRANKLIN MUTUAL ADVISERS, LLC

PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Franklin Mutual Advisers, LLC (hereinafter "Investment Manager") has delegated its administrative duties with respect to voting proxies for equity securities to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager's instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group ("RiskMetrics"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to RiskMetrics Group’s Proxy Voting Service and Vote Disclosure Service.  These services include receipt of proxy ballots, working with custodian banks, account maintenance, executing votes, maintaining vote records, providing comprehensive reporting and vote disclosure services. Also, Investment Manager subscribes to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics' and/or Glass Lewis's analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager's ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client1 of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.
The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);2

4.	The issuer is a significant executing broker dealer; 3

5.	An Access Person4 of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.
A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member5 of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.  The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.  If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions.  The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.

Where the Proxy Group or the Proxy Review Committee refer a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees,  a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d'investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan.  The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date.  The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances:  (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law.  Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services.  Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.  In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients.  These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager's organization, including portfolio management, legal counsel, and Investment Manager's officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.  The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests.  Investment Manager believes that executive compensation should be directly linked to the performance of the company.  Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose "golden parachutes" that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." Investment Manager usually supports "fair price" provisions and confidential voting.

Changes to Capital Structure: Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager's proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings.  Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities.  However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) proxy ballot was not received from the custodian, (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vi) proxy voting service is not offered by the custodian in the market; (vii) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.  Investment Manager or its affiliates may, on behalf of one or more of the registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such registered investment companies to recall the security for voting purposes.  Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager's proxy policy:

1.
The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager.  The Proxy Group will periodically review and update this list.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials.

3.
The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4.
In determining how to vote, Investment Manager's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

5.
The Proxy Group is responsible for maintaining the documentation that supports Investment Manager's voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.
After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.
The Proxy Group will attempt to submit Investment Manager's vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

8.	The Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9.
The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.
If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

11.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

12.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

13.	The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

14.
The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

15.
The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed.  Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

16.	At least annually, the Proxy Group will verify that:

•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•	Timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above.  For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year.  For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year.  The Proxy Group will periodically review web site posting and update the posting when necessary.  In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 4, 2010

1  For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates.  Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

2 The top 40 distributors (based on aggregate 12b-1 distribution fees) will be considered to present a potential conflict of interest.  In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

3 The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).

4  “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

5  The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

FRANKLIN TEMPLETON INSTITUTIONAL, LLC

PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Franklin Templeton Institutional, LLC (hereinafter "Investment Manager") has delegated its administrative duties with respect to voting proxies for equity securities to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager's instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group ("RiskMetrics"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to RiskMetrics Group’s Proxy Voting Service and Vote Disclosure Service.  These services include receipt of proxy ballots, working with custodian banks, account maintenance, executing votes, maintaining vote records, providing comprehensive reporting and vote disclosure services. Also, Investment Manager subscribes to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics' and/or Glass Lewis's analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager's ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client1 of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.
The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);2

4.	The issuer is a significant executing broker dealer; 3

5.	An Access Person4 of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.
A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member5 of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.  The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.  If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions.  The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.

Where the Proxy Group or the Proxy Review Committee refer a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees,  a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d'investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan.  The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date.  The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances:  (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law.  Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services.  Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.  In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients.  These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager's organization, including portfolio management, legal counsel, and Investment Manager's officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.  The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests.  Investment Manager believes that executive compensation should be directly linked to the performance of the company.  Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose "golden parachutes" that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." Investment Manager usually supports "fair price" provisions and confidential voting.

Changes to Capital Structure: Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager's proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings.  Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities.  However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) proxy ballot was not received from the custodian, (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vi) proxy voting service is not offered by the custodian in the market; (vii) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.  Investment Manager or its affiliates may, on behalf of one or more of the registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such registered investment companies to recall the security for voting purposes.  Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager's proxy policy:

1.
The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager.  The Proxy Group will periodically review and update this list.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials.

3.
The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4.
In determining how to vote, Investment Manager's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

5.
The Proxy Group is responsible for maintaining the documentation that supports Investment Manager's voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.
After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.
The Proxy Group will attempt to submit Investment Manager's vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

8.	The Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9.
The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.
If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

11.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

12.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

13.	The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

14.
The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

15.
The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed.  Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

16.	At least annually, the Proxy Group will verify that:

•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•	Timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above.  For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year.  For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year.  The Proxy Group will periodically review web site posting and update the posting when necessary.  In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 4, 2010

1  For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates.  Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

2 The top 40 distributors (based on aggregate 12b-1 distribution fees) will be considered to present a potential conflict of interest.  In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

3 The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).

4  “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

5  The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

TEMPLETON GLOBAL ADVISORS LIMITED.

PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Templeton Global Advisors Limited (hereinafter "Investment Manager") has delegated its administrative duties with respect to voting proxies for equity securities to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager's instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group ("RiskMetrics"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to RiskMetrics Group’s Proxy Voting Service and Vote Disclosure Service.  These services include receipt of proxy ballots, working with custodian banks, account maintenance, executing votes, maintaining vote records, providing comprehensive reporting and vote disclosure services. Also, Investment Manager subscribes to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics' and/or Glass Lewis's analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager's ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client1 of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.
The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);2

4.	The issuer is a significant executing broker dealer; 3

5.	An Access Person4 of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.
A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member5 of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.  The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.  If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions.  The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.

Where the Proxy Group or the Proxy Review Committee refer a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees,  a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d'investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan.  The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date.  The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances:  (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law.  Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services.  Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.  In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients.  These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager's organization, including portfolio management, legal counsel, and Investment Manager's officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.  The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests.  Investment Manager believes that executive compensation should be directly linked to the performance of the company.  Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose "golden parachutes" that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." Investment Manager usually supports "fair price" provisions and confidential voting.

Changes to Capital Structure: Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager's proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings.  Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities.  However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) proxy ballot was not received from the custodian, (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vi) proxy voting service is not offered by the custodian in the market; (vii) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.  Investment Manager or its affiliates may, on behalf of one or more of the registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such registered investment companies to recall the security for voting purposes.  Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager's proxy policy:

1.
The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager.  The Proxy Group will periodically review and update this list.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials.

3.
The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4.
In determining how to vote, Investment Manager's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

5.
The Proxy Group is responsible for maintaining the documentation that supports Investment Manager's voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.
After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.
The Proxy Group will attempt to submit Investment Manager's vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

8.	The Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9.
The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.
If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

11.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

12.
The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

13.	The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

14.
The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

15.
The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed.  Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

16.	At least annually, the Proxy Group will verify that:

•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•	Timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above.  For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year.  For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year.  The Proxy Group will periodically review web site posting and update the posting when necessary.  In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 4, 2010

1  For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates.  Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

2 The top 40 distributors (based on aggregate 12b-1 distribution fees) will be considered to present a potential conflict of interest.  In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

3 The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).

4  “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

5  The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

October 2003

Goldman Sachs Asset Management

POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS

Goldman Sachs Asset Management (“GSAM”) has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary, and contractual obligations.

Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

Public Equity Investments

To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services (“ISS”) Standard Proxy Voting Guidelines (the “Guidelines”), except in circumstances as described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes.

They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast. A summary of the Guidelines is attached as Appendix A.

*For purposes of this Policy, “GSAM” refers, collectively, to the Goldman Sachs Asset Management unit of Goldman, Sachs & Co.’s Investment Management Division; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; and Goldman Sachs Princeton LLC.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an “ISS Recommendation”) that reflects ISS’s application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. As explained more fully below, however, each GSAM equity portfolio management team (“Portfolio Management Team”) may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Local Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to the Global Chief Investment Officer and other appropriate GSAM personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

Senior management of GSAM periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.

Implementation by Portfolio Management Teams

General Overview

While it is GSAM’s policy generally to follow the Guidelines and the ISS Recommendations, the active-equity and quantitative-equity Portfolio Management Teams have developed different approaches for using the Guidelines and ISS Recommendations in light of their different investment philosophies and processes.

Active Equity
Our active-equity Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process.

Therefore, on a case-by-case basis and subject to the approval process described above, each active-equity Portfolio Management Team may vote differently from the Guidelines or a particular ISS Recommendation. In forming their views on particular matters, our active-equity Portfolio Management Teams are permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and ISS Recommendations.

In our active-equity investment research process, responsibility for analyzing corporate board structures and the corporate governance practices of portfolio companies in connection with proxy voting decisions lies with the relevant Portfolio Management Team.

Accordingly, each active-equity Portfolio Management Team is charged with performing these functions for the portfolio companies as part of the team’s research efforts. As part of that research process, each active-equity Portfolio Management Team has regular internal research meetings to discuss the companies held in a particular team’s investment portfolio. Among the topics that may be discussed at these meetings are issues pertaining to a portfolio company’s record and policies on corporate governance practices that may affect shareholder value.

Each active-equity Portfolio Management Team determines how to allocate responsibility for analyzing corporate governance issues and proxy voting decisions among the team’s members. Under each arrangement, the work related to proxy voting is integrated into our research process. Each active-equity Portfolio Management Team remains responsible for ensuring that corporate governance issues are analyzed and proxy votes are cast in a manner consistent with our guiding principles.

Quantitative Equity

Our quantitative-equity Portfolio Management Teams, by contrast, have decided to follow the Guidelines and ISS Recommendations exclusively, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as the evaluation of ISS’s services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our quantitative-equity Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting  (subject to the approval of GSAM senior management) and any specific shareholder vote (subject to the approval process described above).

Use of Third-Party Service Providers

We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by GSAM to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services. GSAM’s decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. GSAM management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.

GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.

Conflicts of Interest

Pursuant to this Policy, GSAM has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by GSAM in accordance with the Guidelines and ISS Recommendations will not present any conflicts of interest because GSAM casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.

Our procedures also prohibit the influence of conflicts of interest where an active-equity Portfolio Management Team decides to vote against an ISS Recommendation. In general, conflicts of interest between GSAM and other businesses within Goldman Sachs should not affect GSAM in light of the information barrier policies separating GSAM from those other businesses. In addition, in any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, includes an inquiry into potential conflicts of interest, and GSAM senior management will not approve decisions that are based on the influence of such conflicts.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.

External Managers

Where GSAM places client assets with managers outside of GSAM, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. GSAM may, however, retain such responsibilities where it deems appropriate.

Client Direction

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. GSAM can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with GSAM the possibility of receiving individualized reports or other  individualized services regarding proxy voting conducted on their behalf.

Appendix A

ISS Standard Proxy Voting Guidelines Summary
The following is a concise summary of the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy on Proxy Voting for Investment Advisory Clients (“Policy”) with respect to public equity investments. As described in the main body of the Policy, GSAM may diverge from the Guidelines and a related ISS  recommendation on any particular proxy vote or in connection with any individual investment decision.

1. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:
__ An auditor has a financial interest in or association with the company, and is therefore not independent,
__ Fees for non-audit services are excessive, or
__ There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

2. Board of Directors

a. Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

b. Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

c. Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

d. Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. Shareholder Rights

a. Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

b. Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

c. Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

d. Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

e. Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the  proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. Proxy Contests

a. Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

b. Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

5. Poison Pills
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6. Mergers and Corporate Restructurings
Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. Reincorporation Proposals
Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. Capital Structure
a. Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain.

b. Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

__ It is intended for financing purposes with minimal or no dilution to current shareholders
__ It is not designed to preserve the voting power of an insider or significant shareholder

9. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

a. Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

__ Historic trading patterns
__ Rationale for the repricing
__ Value-for-value exchange
__ Option vesting
__ Term of the option
__ Exercise price
__ Participation

b. Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:
__ Purchase price is at least 85 percent of fair market value;
__ Offering period is 27 months or less; and
__ Potential voting power dilution is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

c. Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

10. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

INVESCO PERPETUAL
POLICY ON CORPORATE GOVERNANCE
(Updated February 2008)

1.   Introduction

Invesco Perpetual (IP), the trading name of Invesco Asset Management Limited, has adopted a clear and considered policy towards its responsibility as a shareholder.  As part of this policy, IP will take steps to satisfy itself about the extent to which the companies in which it invests comply with local recommendations and practices, such as the UK Combined Code issued by the Committee on Corporate Governance and/or the U.S. Department of Labor Interpretive Bulletins.

2.   Responsible Voting

IP has a responsibility to optimise returns to its clients.   As a core part of the investment process, Fund Managers will endeavour to establish a dialogue with management to promote company decision making that is in the best interests of shareholders, and is in accordance with good Corporate Governance principles.

IP considers that shareholder activism is fundamental to good Corporate Governance.  Whilst this does not entail intervening in daily management decisions, it does involve supporting general standards for corporate activity and, where necessary, taking the initiative to ensure those standards are met.

One important means of putting shareholder responsibility into practice is via the exercising of voting rights. In deciding whether to vote shares, IP will take into account such factors as the likely impact of voting on management activity, and where expressed, the preference of clients.   As a result of these two factors, IP will tend to vote on all UK and European shares, but to vote on a more selective basis on other shares. (See Appendix I – Voting on non-UK/European shares)

IP considers that the voting rights attached to its clients’ investments should be actively managed with the same duty of care as that applied to all other aspects of asset administration. As such, voting rights will be exercised on an informed and independent basis, and will not simply be passed back to the company concerned for discretionary voting by the Chairman. In doing this, IP will have in mind three objectives:

i)  To protect the rights of its clients
ii) To minimise the risk of financial or business impropriety within the companies in which its clients are invested, and
iii) To protect the long-term value of its clients’ investments.

It is important to note that, when exercising voting rights, a third option of abstention can also be used as a means of expressing dissatisfaction, or lack of support, to a Board on a particular issue. Additionally, in the event of a conflict of interest arising between IP and its clients over a specific issue, IP will either abstain or seek instruction from each client.

IP will exercise actively the voting rights represented by the shares it manages on behalf of its investors.

Note: Share Blocking

Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours.  IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

3.   Voting Procedures

IP will endeavour to keep under regular review with trustees, depositaries and custodians the practical arrangements for circulating company resolutions and notices of meetings and for exercising votes in accordance with standing or special instructions.

IP will endeavour to review regularly any standing or special instructions on voting and where possible, discuss with company representatives any significant issues.

IP will take into account the implications of stock lending arrangements where this is relevant (that is, when stock is lent to the extent permitted by local regulations, the voting rights attaching to that stock pass to the borrower). If a stock is on loan and therefore cannot be voted, it will not necessarily be recalled in instances where we would vote with management. Individual IP Fund Managers enter securities lending arrangements at their own discretion and where they believe it is for the potential benefit of their investors.

4.   Dialogue with Companies

IP will endeavour, where practicable in accordance with its investment processes, to enter into a dialogue with companies based on the mutual understanding of objectives. This dialogue is likely to include regular meetings with company representatives to explore any concerns about corporate governance where these may impact on the best interests of clients. In discussion with Company Boards and senior non-Executive Directors, IP will endeavour to cover any matters with particular relevance to shareholder value.

Specifically when considering resolutions put to shareholders, IP will pay attention to the companies’ compliance with the relevant local requirements.  In addition, when analysing the company’s prospects for future profitability and hence returns to shareholders, IP will take many variables into account, including but not limited to, the following:

❑	Nomination and audit committees
❑	Remuneration committee and directors’ remuneration
❑	Board balance and structure
❑	Financial reporting principles
❑	Internal control system and annual review of its effectiveness
❑	Dividend and Capital Management policies

5.   Non-Routine Resolutions and Other Topics

These will be considered on a case-by-case basis and where proposals are put to the vote will require proper explanation and justification by (in most instances) the Board.   Examples of such would be all SRI issues (i.e. those with social, environmental or ethical connotations), political donations, and any proposal raised by a shareholder or body of shareholders (typically a pressure group).
Apart from the three fundamental voting objectives set out under ‘Responsible Voting’ above, considerations that IP might apply to non-routine proposals will include:

i) The degree to which the company’s stated position on the issue could affect its reputation and/or sales, or leave it vulnerable to boycott or selective purchasing
ii) What other companies have done in response to the issue
iii) Whether implementation would achieve the objectives sought in the proposal
iv) Whether the matter is best left to the Board’s discretion.

6.   Evaluation of Companies’ Corporate Governance Arrangements

IP will, when evaluating companies’ governance arrangements, particularly those relating to board structure and composition, give due weight to all relevant factors drawn to their attention.

7.   Disclosure

On request from clients, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians provided that

(i)  in IP's discretion, to do so does not conflict with the best interests of other clients and
(ii)  it is understood that IP will not be held accountable for the expression of views within such voting instructions and
(iii)  IP are not giving any assurance nor undertaking any obligation to ensure that such instructions resulted in any votes actually being cast.  Records of voting instructions within the immediate preceding 3 months will not normally be provided.

Note:   The record of votes will reflect the voting instruction of the relevant Fund Manager.  This may not be the same as votes actually cast as IP is entirely reliant on third parties complying promptly with such instructions to ensure that such votes are cast correctly. Accordingly, the provision of information relating to an instruction does not mean that a vote was actually cast, just that an instruction was given in accordance with a particular view taken.

S:\PowerShares Board Materials\068\Sub-Advisory Exhibits\IAML – Exhibit C.doc
061108 (1) is

Appendix I

Voting on non-UK/European shares

When deciding whether to exercise the voting rights attached to its clients’ non-UK/European shares, IP will take into consideration a number of factors.  These will include:

-  the likely impact of voting on management activity, versus the cost to the client
-  the portfolio management restrictions (e.g. share blocking) that may result from voting
-  the preferences, where expressed, of clients

Generally, IP will vote on non-UK/European shares by exception only, except where the client or local regulator expressly requires voting on all shares.

Share Blocking

Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours.  IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

S:\PowerShares Board Materials\068\Sub-Advisory Exhibits\IAML – Exhibit C.doc
061108 (1) is

INVESCO

I.2           PROXY POLICIES AND PROCEDURES – RETAIL FUNDS

Applicable to	Retail Accounts
Risk Addressed by Policy	breach of fiduciary duty to client under Investment Advisers Act of 1940 by placing Invesco personal interests ahead of client best economic interests in voting proxies
Relevant Law and Other Sources	Investment Advisers Act of 1940
Last Tested Date
Policy/Procedure Owner	Advisory Compliance
Policy Approver	Fund Board
Approved/Adopted Date	January 1, 2010

The following policies and procedures apply to all retail funds managed by Invesco Advisers, Inc. ("Invesco").1

A.  POLICY STATEMENT

Introduction

Our Belief

The AIM Funds Boards of Trustees and Invesco’s investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, Invesco considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders’ and other account holders’ interests. Our voting decisions are intended to enhance each company’s total shareholder value over Invesco's typical investment horizon.

Proxy voting is an integral part of Invesco’s investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco’s proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients’ economic interests, or to favor a particular client or business relationship to the detriment of others.

B. OPERATING PROCEDURES AND RESPONSIBLE PARTIES

Proxy administration

The Invesco Retail Proxy Committee (the “Proxy Committee”) consists of members representing Invesco's Investments, Legal and Compliance departments. Invesco’s Proxy Voting Guidelines (the “Guidelines”) are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco uses information gathered from our own research, company managements, Invesco’s portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, Invesco’s investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams’ ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco gives proper consideration to the recommendations of a company’s Board of Directors.

Important principles underlying the Invesco Proxy Voting Guidelines

I.  Accountability

Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board’s accountability to its shareholders.  Consequently, Invesco votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board or over management.

The following are specific voting issues that illustrate how Invesco applies this principle of accountability.

•
Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco’s investment thesis on a company.

•
Director performance. Invesco withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.

•
Auditors and Audit Committee members. Invesco believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco considers the past performance of the Committee and holds its members accountable for the quality of the company’s financial statements and reports.

•
Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.

•
Classified boards. Invesco supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

•
Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

•	Responsiveness. Invesco withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

•
Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

•
Shareholder access. On business matters with potential financial consequences, Invesco votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

II.  Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account’s investment.

Following are specific voting issues that illustrate how Invesco evaluates incentive plans.

•
Executive compensation. Invesco evaluates compensation plans for executives within the context of the company’s performance under the executives’ tenure. Invesco believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

•
Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan’s estimated cost relative to its peer group, Invesco votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to automatically replenish shares without shareholder approval.

•
Employee stock-purchase plans. Invesco supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

•
Severance agreements. Invesco generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

III.  Capitalization

Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco analyzes the company’s stated reasons for the request. Except where the request could adversely affect the fund’s ownership stake or voting rights, Invesco generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco’s investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV.  Mergers, Acquisitions and Other Corporate Actions

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

V.  Anti-Takeover Measures

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI.  Shareholder Proposals on Corporate Governance

Invesco generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate-governance standards indicate that such additional protections are warranted.

VII.  Shareholder Proposals on Social Responsibility

The potential costs and economic benefits of shareholder proposals seeking to amend a company’s practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco’s typical investment horizon. Therefore, Invesco abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.

VIII.  Routine Business Matters

Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board’s discretion on these items. However, Invesco votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco votes against proposals to conduct other unidentified business at shareholder meetings.

Summary

These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco’s decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company’s stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco may vote the shares held on a fund-by-fund or account-by-account basis.

Exceptions

In certain circumstances, Invesco may refrain from voting where the economic cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal.

Share-lending programs

One reason that some portion of Invesco’s position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower’s name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company’s proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund’s full position.

“Share-blocking”

Another example of a situation where Invesco may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as “share-blocking.” Invesco generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund’s or other account’s temporary inability to sell the security.

International constraints

An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

Exceptions to these Guidelines

Invesco retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds’ shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds’ shareholders and other account holders, and will promptly inform the funds’ Boards of Trustees of such vote and the circumstances surrounding it.

Resolving potential conflicts of interest

A potential conflict of interest arises when Invesco votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts. Invesco reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco.

Invesco takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, Invesco may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco may vote the proxy in accordance with the predetermined Guidelines; (2) Invesco may engage an independent third party to determine how the proxy should be voted; or (3) Invesco may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco’s marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.

On a quarterly basis, the AIM Funds Boards of Trustees review a report from Invesco’s Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco’s voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.

Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.

Funds of funds. Some AIM Funds offering diversified asset allocation within one investment vehicle own shares in other AIM Funds. A potential conflict of interest could arise if an underlying AIM Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

C. RECORDKEEPING

Records are maintained in accordance with Invesco's Recordkeeping Policy.

Policies and Vote Disclosure

A copy of these Guidelines and the voting record of each AIM Fund are available on our web site, www.invescoaim.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

Footnotes

1AIM Funds not managed by Invesco Advisers, Inc., are governed by the proxy voting policies of their respective sub-advisors.  Proxy Voting Guidelines applicable to AIM China Fund, AIM Core Bond Fund, AIM Floating Rate Fund, AIM Global Core Equity Fund, AIM Global Equity Fund, AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM International Core Equity Fund, AIM International Total Return Fund, AIM Japan Fund, AIM LIBOR Alpha Fund, AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Select Equity Fund, AIM Select Real Estate Income Fund, AIM Short Term Bond Fund, AIM Structured Core Fund, AIM Structured Growth Fund, AIM Structured Value Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund, AIM Trimark Small Companies Fund, AIM U.S. Government Fund are available at our website, http://www.invescoaim.com.

January 2010

These Proxy Policies and Procedures apply to the following three funds of JNL Series Trust: 1) JNL/AIM International Growth Fund, 2) JNL/AIM Large Cap Growth Fund, and 3) JNL/AIM Small Cap Growth Fund

INVESCO

I.2           PROXY POLICIES AND PROCEDURES – RETAIL FUNDS

Applicable to	Retail Accounts
Risk Addressed by Policy	breach of fiduciary duty to client under Investment Advisers Act of 1940 by placing Invesco personal interests ahead of client best economic interests in voting proxies
Relevant Law and Other Sources	Investment Advisers Act of 1940
Last Tested Date
Policy/Procedure Owner	Advisory Compliance
Policy Approver	Fund Board
Approved/Adopted Date	January 1, 2010

The following policies and procedures apply to all retail funds managed by Invesco Advisers, Inc. ("Invesco").1

A.  POLICY STATEMENT

Introduction

Our Belief

The AIM Funds Boards of Trustees and Invesco’s investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, Invesco considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders’ and other account holders’ interests. Our voting decisions are intended to enhance each company’s total shareholder value over Invesco's typical investment horizon.

Proxy voting is an integral part of Invesco’s investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco’s proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients’ economic interests, or to favor a particular client or business relationship to the detriment of others.

B. OPERATING PROCEDURES AND RESPONSIBLE PARTIES

Proxy administration

The Invesco Retail Proxy Committee (the “Proxy Committee”) consists of members representing Invesco's Investments, Legal and Compliance departments. Invesco’s Proxy Voting Guidelines (the “Guidelines”) are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco uses information gathered from our own research, company managements, Invesco’s portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, Invesco’s investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams’ ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco gives proper consideration to the recommendations of a company’s Board of Directors.

Important principles underlying the Invesco Proxy Voting Guidelines

I.  Accountability

Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board’s accountability to its shareholders.  Consequently, Invesco votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board or over management.

The following are specific voting issues that illustrate how Invesco applies this principle of accountability.

•
Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco’s investment thesis on a company.

•
Director performance. Invesco withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.

•
Auditors and Audit Committee members. Invesco believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco considers the past performance of the Committee and holds its members accountable for the quality of the company’s financial statements and reports.

•
Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.

•
Classified boards. Invesco supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

•
Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

•	Responsiveness. Invesco withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

•
Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

•
Shareholder access. On business matters with potential financial consequences, Invesco votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

II.  Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account’s investment.

Following are specific voting issues that illustrate how Invesco evaluates incentive plans.

•
Executive compensation. Invesco evaluates compensation plans for executives within the context of the company’s performance under the executives’ tenure. Invesco believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

•
Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan’s estimated cost relative to its peer group, Invesco votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to automatically replenish shares without shareholder approval.

•
Employee stock-purchase plans. Invesco supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

•
Severance agreements. Invesco generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

III.  Capitalization

Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco analyzes the company’s stated reasons for the request. Except where the request could adversely affect the fund’s ownership stake or voting rights, Invesco generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco’s investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV.  Mergers, Acquisitions and Other Corporate Actions

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

V.  Anti-Takeover Measures

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI.  Shareholder Proposals on Corporate Governance

Invesco generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate-governance standards indicate that such additional protections are warranted.

VII.  Shareholder Proposals on Social Responsibility

The potential costs and economic benefits of shareholder proposals seeking to amend a company’s practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco’s typical investment horizon. Therefore, Invesco abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.

VIII.  Routine Business Matters

Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board’s discretion on these items. However, Invesco votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco votes against proposals to conduct other unidentified business at shareholder meetings.

Summary

These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco’s decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company’s stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco may vote the shares held on a fund-by-fund or account-by-account basis.

Exceptions

In certain circumstances, Invesco may refrain from voting where the economic cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal.

Share-lending programs

One reason that some portion of Invesco’s position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower’s name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company’s proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund’s full position.

“Share-blocking”

Another example of a situation where Invesco may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as “share-blocking.” Invesco generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund’s or other account’s temporary inability to sell the security.

International constraints

An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

Exceptions to these Guidelines

Invesco retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds’ shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds’ shareholders and other account holders, and will promptly inform the funds’ Boards of Trustees of such vote and the circumstances surrounding it.

Resolving potential conflicts of interest

A potential conflict of interest arises when Invesco votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts. Invesco reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco.

Invesco takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, Invesco may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco may vote the proxy in accordance with the predetermined Guidelines; (2) Invesco may engage an independent third party to determine how the proxy should be voted; or (3) Invesco may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco’s marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.

On a quarterly basis, the AIM Funds Boards of Trustees review a report from Invesco’s Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco’s voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.

Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.

Funds of funds. Some AIM Funds offering diversified asset allocation within one investment vehicle own shares in other AIM Funds. A potential conflict of interest could arise if an underlying AIM Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

C. RECORDKEEPING

Records are maintained in accordance with Invesco's Recordkeeping Policy.

Policies and Vote Disclosure

A copy of these Guidelines and the voting record of each AIM Fund are available on our web site, www.invescoaim.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

Footnotes

1AIM Funds not managed by Invesco Advisers, Inc., are governed by the proxy voting policies of their respective sub-advisors.  Proxy Voting Guidelines applicable to AIM China Fund, AIM Core Bond Fund, AIM Floating Rate Fund, AIM Global Core Equity Fund, AIM Global Equity Fund, AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM International Core Equity Fund, AIM International Total Return Fund, AIM Japan Fund, AIM LIBOR Alpha Fund, AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Select Equity Fund, AIM Select Real Estate Income Fund, AIM Short Term Bond Fund, AIM Structured Core Fund, AIM Structured Growth Fund, AIM Structured Value Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund, AIM Trimark Small Companies Fund, AIM U.S. Government Fund are available at our website, http://www.invescoaim.com.

January 2010

These Proxy Policies and Procedures apply to the following three funds of JNL Series Trust: 1) JNL/AIM International Growth Fund, 2) JNL/AIM Large Cap Growth Fund, and 3) JNL/AIM Small Cap Growth Fund

WADDELL & REED INVESTMENT
MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY

PROXY VOTING POLICIES

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

I.	General Policy Statement
II.	Exclusive Benefit - Investing & Proxy Voting for Fiduciary Shareholders
III.	Conflicts of Interest
IV.	Proxy Voting Policies (set forth below)

SECTION 1: PROXY SYSTEM ISSUES
1.1	Confidential Voting & Independent Inspections
1.2	Equal Proxy Access
1.3	Bundled Proxy Proposals
a. Bundled Proxies with the Same Outcome
b. Bundled Proxies with For and Against Votes
1.4	Absention Vote Proposals

SECTION 2: BOARD OF DIRECTOR ISSUES
2.1	Size of Board of Directors
a. Limitations on Shareholder Proposals
b. Other Changes to the Size of the Board
2.2	Outside Versus Inside Directors
a. Majority of Independent Directors
b. Sub-committee Composition
2.3	Directors' Term of Office
2.4	Classified Board of Directors
a. Staggered Terms
b. Annual Terms
2.5	Cumulative Voting for Directors
2.6	Voting on Director Nominees
a. Attendance
b. Contested Director Nominees
2.7	Proxy Contests for Election of Directors
2.8	Compensation of Directors
a. Stock-based Compensation
b. Retirement Benefits
2.9	Liability Protection & Indemnification of Directors
a. Duty of Care
b. Negligence
c. Other Limitations to Liability
2.10	Retirement / Removal of Directors
a. Mandatory Retirement
b. Uncontested Retirement
c. Contested Removal
2.11	Stock Ownership Requirement for Directors
2.12	Separate CEO & Chairperson Positions
2.13	Election of Meeting Chairperson
2.14	Approval of Minutes and Legal Formalities
a. Approval of Minutes
b. Proposals to Ratify Resolutions

SECTION 3: CORPORATE GOVERNANCE ISSUES
3.1	Ratification of Auditors
a. Ratification / Remuneration of Auditors
b. Non-audit Services
3.2	Shareholder Right to Call Special Meeting
a. Restrictions on Special Meetings
b. Proposals to Permit Special Meetings
3.3	Shareholder Right to Take Action by Written Consent
a. Restrictions Against Written Consent
b. Proposals to Permit Written Consent
3.4	Super-Majority Vote Requirements
a. Requirements for Supermajority
b. Proposals to Eliminate Supermajority Requirements
3.5	Mergers, Acquisitions & Other Business Combinations
3.6	Authorizing Additional Common Stock
3.7	Preferred Stock Authorization
3.8	Unequal Voting Rights
a. Issuance of shares with Unequal Rights
b. Recission of shares with Unequal Rights
3.9	Preemptive Rights
a. Issuing Shares with Preemptive Rights
b. Issuing Shares without Preemptive Rights
3.10	Fair Price Provisions
a. Adoption of Fair Price Provision
b. Reducing Impediments to Fair Price Provisions
3.11	Payment of "Greenmail"
3.12	Rights Plans ("Poison Pills")
a. Adoption of Plan
b. Submission to Shareholders
3.13	Stakeholder Provisions
a. Adding Consideration of Stakeholder Interests
b. Removing Consideration of Stakeholder Interests
3.14	Targeted Share Placements
3.15	Rights of Appraisal
3.16	State of Incorporatoin
a. Changing Place of Incorporation
b. Consideration of Anti-Takeover Statutes
3.17	Change of Corporate Name
3.18	Approval of Dividends
3.19	Expansion of Business Lines
3.20	De-Listing Shares
3.21	Repurchase Issued Share Capital
a. Shareholder approval
b. Board Discretion
3.22	Reduce Share Capital thru Cancellation of Repurchased Shares
a. Cancellation of Repurchased Shares - Terms Spelled Out
b. Cancellation of Repurchased Shares - Terms Not Spelled Out
3.23	Amend Articles
a. Cancel Warrants
b. Compliance with rules, regulations or laws
c. Other reasons
3.24	Accept Financial Statements and Statutory Reports
3.25	Approve Discharge of Board and Senior Management Responsibility
for Fiscal Year in Review

SECTION 4: EXECUTIVE / EMPLOYEE ISSUES
4.1	Long-Term Incentive Plans
4.2	Severance Agreements ("Golden Parachutes")
4.3	Employee Stock Ownership Plans
a. Establishment of Plan
b. Submission of Plan for Shareholder Approval
4.4	Stock Ownership Requirement for Executives
4.5	Clawback of Payments .
4.6	Reimbursement of Expenses for Shareholder Candidates

SECTION 5: DISCLOSURE ISSUES
5.1	Executive Compensation
a. Disclosure of Stock-Related Compensation in Financial Statements
b. Disclosure of Compensation in Proxies
c. Compensation Limits
5.2	Prior Government Service
5.3	Fees Paid to Consultants
5.4	Other Disclosure Proposals

SECTION 6: SOCIAL ISSUES
6.1	Equal Employment Opportunities
6.2	The Environment
6.3	Lines of Business (Restrictions)
6.4	Animal Rights

SECTION 7: OTHER ISSUES
7.1	Location or Date of Annual Meeting
7.2	Political Activity
a. Political Contributions within Legal Limits
b. Publication of Contributions
7.3	Charitable Contributions
7.4	Open or Adjourn Meeting
7.5	Share Blocking
7.6	Majority Voting Versus Plurality Voting
a. Majority Voting (back-up plans)
b. Majority Voting (no back-up plan)
7.7	Transact Other Business
a. Other Business (disclosed)
b. Mergers
7.8	Approve Agenda / Acknowledge Meeting is Properly Convened

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
& IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

1.     GENERAL POLICY STATEMENT

It is the policy of both Waddell & Reed Investment Management Company ("WRIMCO") and Ivy Investment Management Company ("IICO") (hereinafter referred to as the "Investment Manager") to vote each proxy solicited by security issuers through Institutional Shareholder Services (herein after referred to as “Service Provider”), according to the policies set forth herein.  The Investment Manager strives to vote each proxy issue in the best interest of the client and/or the client's plan participants.  The Investment Manager has provided these proxy policies to its Service Provider who will vote each proxy accordingly.  If a proxy is received by the Investment Manager or its Service Provider that is not specifically covered by the policies herein, the Investment Manager will receive notice from the Service Provider of the issue and the Investment Manager will review the proxy and attempt to supply the Service Provider with voting instructions.  If, however, the Service Provider does not receive any instructions back from the Investment Manager before the vote deadline, the Service Provider has standing instructions to vote the proxy in the direction favored by Management.

These policies do not apply to any client that explicitly retains authority and discretion to vote its own proxies or had delegated such authority and discretion to a third party.  All proxies received will, whenever possible, be voted and transmitted by means necessary to ensure timely receipt by the tabulating agent prior to the annual or special meeting of shareholders.  It is the general policy of the Investment Manager to vote on all matters presented to security holders in any proxy, but the Investment Manager reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if, in its judgment, the costs associated with voting such proxy outweigh the benefits to clients or if circumstances make such an abstention or withholding otherwise advisable and in the best interest of clients.  Voting proxies with respect to shares of foreign securities may be significantly more difficult than with respect to domestic securities, for instance, there may be situations in which the Investment Manager cannot process proxies where a meeting notice was received too late or where the Investment Manager has not received adequate information from the company to make an informed decision.

An annual report to the client and/or trustees of any plan client regarding proxies voted on shares held in that plan's investment portfolio will be provided upon request within three business days of such request.  Written records of all proxies received and a copy of any report made to trustees will be maintained in client files.  In addition, a record of each client's written request for copies of their respective proxy voting records and the Investment Manager's written response to any written or oral request will be kept by the Investment Manager.

The Investment Manager welcomes inquiries and input on any specific proxy issue of concern to any client, the trustees of any client plan or their authorized representatives.

The following state the general policies of the Investment Manager; however, exceptions to the policies may be deemed appropriate.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

2.     EXCLUSIVE BENEFIT – PROXY VOTING FOR FIDUCIARY SHAREHOLDERS

It is the Investment Manager’s responsibility to vote proxy issues solely in the best interests of the clients to whom it has a fiduciary responsibility.  In doing so, it is the Investment Manager’s policy to consider the economic cost or benefit to the clients as investors.  The role of shareholders in corporate governance is typically limited.  A majority of the decisions regarding the daily operations and business strategies of most corporations, including the businesses in which the corporation is engaged, the manner and means in which the corporation chooses to do business, and the determination of the users of its products and services, should primarily be left to management’s discretion.  It is the Investment Manager’s policy that the shareholder should become involved with these matters only when management has failed and the corporation’s performance has suffered, or to protect the rights of shareholders to act.

Some shareholders use the proxy voting process as a platform to reflect political, moral or religious beliefs.  Although the Investment Manager may share the beliefs expressed by means of these proposals, as fiduciaries charged with investing for the exclusive benefit of the clients the Investment Manager serves, as a practical matter, it is impossible for the Investment Manager’s decisions in these matters to reflect the divergent views of the plan participants.  The Investment Manager generally restricts its consideration of a proposal to the economic viewpoint and the effect of the proposal on share value.

The above notwithstanding, it is not the Investment Manager’s intent to consider only the immediate impact of each proposal on the corporation’s bottom line.  For example, corporations would save money by not having independent directors, who must be compensated.  It is clear, however, that it is in the best interest of shareholders to have their interests represented by directors independent of management.  Consequently, the Investment Manager recognizes that, while economic factors are of material concern, other considerations may in some cases be of equal or greater importance with respect to the security of shareholders’ investments over the longer term.

The following are the general proxy voting policies for clients of the Investment Manager.  The policies are intended to be guidelines only and each vote will be analyzed based upon all relevant factors; therefore, a vote may vary from the guidelines from time to time.

3.     CONFLICTS OF INTEREST BETWEEN THE INVESTMENT MANAGER AND ITS CLIENTS
The Investment Manager will use the following three-step process to identify and address conflicts of interest:

(1) The Investment Manager will attempt to identify any potential conflicts of interest;

(2) The Investment Manager will then determine if the conflict as identified is material; and

(3)  The Investment Manager will follow the procedures established below to ensure that its proxy voting decisions are based on the best interests of clients and are not the product of a material conflict.

I.              Identifying Conflicts of Interest

The Investment Manager will evaluate the nature of its relationships to assess which, if any, might place the interests of the Investment Manager, as well as those of its affiliates, in conflict with those of the client or the fund’s shareholders on a proxy voting matter.  The Investment Manager will review the following three general categories with respect to any proxy voting matter to determine if there is a conflict:

•
Business Relationships – The Investment Manager will review any matter for a material conflict where it (or an affiliate) manages money for a company or an employee group, manages pension assets, administers employee benefit plans, leases office space from a company, or provides brokerage, underwriting, insurance, banking or consulting services to a company or if it (or an affiliate) is actively soliciting any such business from a company; or if the Investment Manager has determined that it (or an affiliate) otherwise has a similar significant relationship with a third party.

•
Personal Relationships – The Investment Manager will review any matter where it (or an affiliate) has a personal relationship with the issuer’s management or other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships to determine if a material conflict exists.

•
Familial Relationships – The Investment Manager will review any matter where it (or an affiliate) has a known familial relationship relating to a company (e.g., a spouse or other relative who serves as a director of a public company or is employed by the company) to determine if a material conflict exists. Any person with knowledge of a potential conflict of interest of the Investment Manager (or an affiliate) for a particular item shall disclose that conflict to the Director of Research of the Investment Manager.  Any person with a known potential conflict of interest for a particular item shall disclose that conflict to the Director of Research and otherwise remove himself or herself from the proxy voting process with respect to that item.  The Investment Manager or the Director of Research will also review all known relationships of portfolio managers and senior management for potential conflicts.  The Investment Manager will designate an individual or committee to review all proxies to be voted by the Investment Manager on behalf of a client and identify any potential conflicts of interest on an ongoing basis.

II.     Determining "Material Conflicts"

The Investment Manager will review each relationship identified as having a potential conflict based on the individual facts and circumstances.   For purposes of this review, the Investment Manager will determine materiality based on the reasonable likelihood that the relationship, in the particular context, would be viewed as important by the average shareholder.

III.           Procedures to Address Material Conflicts

The Investment Manager will use one or more of the following methods to vote proxies that have been determined to present a "Material Conflict."

•
Use a Proxy Voting Service for Specific Proposals –  As a primary means of voting proxies where there is a Material Conflict if no client direction is provided, the Investment Manager will vote per the recommendation of an independent proxy voting service (Institutional Shareholder Services ("ISS") or another independent third party if a recommendation from ISS is unavailable).

•
Client directed – If the Material Conflict arises on a proxy to be voted for a third-party account and the client provides voting instructions on a particular vote, the Investment Manager will vote according to the directions provided by the client.

•
Use a Predetermined Voting Policy – If no directives are provided by an independent proxy voting service or, alternatively, by the client, the Investment Manager may vote Material Conflicts pursuant to the pre-determined Proxy Voting Policies, established herein, should such subject matter fall sufficiently within the identified subject matter.  If the issue involves a Material Conflict and the Investment Manager uses this method, the Investment Manager will not be permitted to vary from the established Voting Policies established herein.

•
Seek Client or Board Guidance – Finally, if the Material Conflict does not fall within one of the situations referenced above, the Investment Manager may seek guidance from the client or the fund’s board of directors on voting the proxy for such matters.  Under this method, the Investment Manager will disclose the nature of the conflict to the client or the fund board (or a committee of the board of directors consisting primarily of disinterested directors and to whom authority to direct proxy voting has been delegated) and obtain consent or direction to vote the proxies.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

SECTION 1 - PROXY SYSTEM ISSUES

ITEM 1.1. - CONFIDENTIAL VOTING & INDEPENDENT INSPECTIONS

ITEM 1.2. - EQUAL PROXY ACCESS PROPOSALS

ITEM 1.3. - BUNDLED PROXY PROPOSALS

ITEM 1.4. - ABSTENTION VOTE PROPOSALS

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 1.1.	CONFIDENTIAL VOTING & INDEPENDENT INSPECTIONS

Policy	We will vote FOR proposals requiring that proxy voting tabulations identifying shareholders and how they voted be kept confidential and that tabulations be made by an independent third party.

Reasons
In an open system with access to how individual shareholders voted, management could attempt to influence the vote outcome by contacting shareholders and trying to persuade them to change their vote.  While we do not believe that active coercive pressure is common, some shareholders or fiduciaries with proxy voting responsibilities might feel threatened by the fear of a retaliatory reaction to a vote against management that could affect current or prospective business relationships.

Alternatively, a confidential proxy tabulation procedure could hinder the ability of the corporation to communicate effectively with the shareholders.  We do not believe this to be the case.  While management should be allowed to learn which shareholders have or have not voted, there is no reason for them to know how the votes were cast.  We further believe that a confidential procedure can be obtained at a reasonable cost (many corporations have such a procedure), and that the protection afforded to shareholders is worth the expense.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 1.2.	EQUAL PROXY ACCESS PROPOSALS

Policy
We will vote AGAINST proposals providing shareholders with access to the proxy statement in order to present their views or positions on issues being presented for shareholder vote in the proxy statement.

Reasons
Although this proposal appears to provide shareholders with the opportunity for increased input on corporate governance and the opportunity to entertain alternative viewpoints, the policy raises several material administrative concerns.  These include matters of time (as to notice and response), volume (as to the potential for a vast number of statements submitted for inclusion), decision (as to which shareholder statements should be included) and corporate exposure (as to the potential for false and misleading information).

Because of the complexity and administrative difficulty associated with such a practice and the potential for serious deterioration of the proxy statement as a communication channel between a corporation and its shareholders, we believe this proposal is not in the best interest of shareholders.  We do support, however, legislative and regulatory efforts to improve the information required to be included in the proxy statement, to ease the restrictions for shareholder proposals to be included in the proxy statement, and to establish controlled procedures which allow greater participation in corporate governance.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 1.3.	BUNDLED PROXY PROPOSALS

a) Policy	We will vote FOR a bundled proposal if we would vote FOR each proposal separately.

b) Policy
We will vote any “bundled” proposals (two or more proxy proposals bundled together and submitted to shareholders as one proposal) on a CASE-BY-CASE basis where we would not otherwise vote “for” each proposal separately.

Reasons
In some cases, it is appropriate for related proposals to be bundled together.  However, certain corporations have bundled together proposals that should be considered separately.  In some cases, these separate proposals have had substantially different potential impact on the ability of shareholders to participate in corporate governance.

We will separately evaluate each proposal in a bundled proposal and will generally vote FOR a bundled proposal only if we would vote FOR each proposal separately.  However, one proposal in a bundled proposal might be so important as to override our objection to another element and cause us to vote for the bundled proposal when we otherwise would not.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 1.4.	ABSTENTION VOTE PROPOSALS

Policy	We will vote FOR proposals which recommend that votes to abstain not be counted as votes cast, unless inclusion of abstention votes is required by state law.

Reasons
The shareholder vote required to pass proxy proposals is generally prescribed by state law, and some of these laws require a "majority of votes cast" at the shareholder meeting.  Common practice is to interpret votes "cast" to mean all votes for, against, or to abstain.  This proposal ignores the abstention votes in calculating whether a proposal passes or fails; in other words, a decision would be on the basis of votes "for" versus votes "against."

The argument supporting this proposal assumes that shareholders who feel strongly about an issue will vote for or against, and not vote to abstain.  Shareholders who vote to abstain should be treated the same as shareholders who do not vote at all.  While we recognize the need to consider abstention votes for quorum requirements, we think that proxy proposals should be decided on the basis of votes cast for or against.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

SECTION 2 - BOARD OF DIRECTORS ISSUES

ITEM 2.1. - SIZE OF THE BOARD OF DIRECTORS

ITEM 2.2. - OUTSIDE VERSUS INSIDE DIRECTORS

ITEM 2.3. - DIRECTORS' TERM OF OFFICE

ITEM 2.4. - CLASSIFIED BOARD OF DIRECTORS

ITEM 2.5. - CUMULATIVE VOTING FOR DIRECTORS

ITEM 2.6. - VOTING ON DIRECTOR NOMINEES

ITEM 2.7. - PROXY CONTESTS FOR ELECTION OF DIRECTORS

ITEM 2.8. - COMPENSATION OF DIRECTORS

ITEM 2.9. - LIABILITY PROTECTION & INDEMNIFICATION OF DIRECTORS

ITEM 2.10. - RETIREMENT OF DIRECTORS

ITEM 2.11. - STOCK OWNERSHIP REQUIREMENT FOR DIRECTORS

ITEM 2.12. - SEPARATE CEO AND CHAIRPERSON POSITIONS

ITEM 2.13. – ELECTION OF MEETING CHAIRPERSON (OR SHAREHOLDER REPRESENTATIVE OR DESIGNATION OF AN INSPECTOR)

ITEM 2.14. – APPROVAL OF MINUTES AND LEGAL FORMALITIES

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 2.1.	SIZE OF THE BOARD OF DIRECTORS

a) Policy	We will vote AGAINST proposals which limit shareholder ability to change the size of the Board of Directors (the "Board").

Reasons
Management arguments in favor of such a proposal cite concerns about a dominant shareholder's ability to engage in worse-case scenario activities that were not in the other shareholders' best interests if the restriction didn't exist, but generally ignore circumstances under which a dominant shareholder might seek the ability to effect positive change.

Although we generally believe that the shareholders are the owners of the corporation and the group to whom the directors are responsible, we recognize that there may be certain times and special circumstances that such a limitation may in fact be in the best interest of shareholders.  In these cases, the limitation should be of short duration.

b) Policy	We will vote proposals to increase or decrease the size of the Board on a CASE-BY-CASE basis.

Reasons
There are many reasons why the size of the Board may legitimately need to be changed.  Corporate growth may require an increase in the number of directors to be able to properly direct and monitor the corporation's activities.  Likewise, a Board can be too cumbersome and need streamlining for efficiency.  It is possible, however, for a Board to institute change for reasons that may not be in the best interest of shareholders, such as increasing the number of directors to make a takeover less likely or decreasing to freeze out a shareholder activist.  We will be guided by our belief as to the motivations for the proposal and we will vote for proposals to increase or decrease the size of the Board as long as we believe that the reasons for the change are in the best interest of the shareholders.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 2.2.	OUTSIDE VERSUS INSIDE DIRECTORS

a) Policy	We will vote FOR proposals requiring that a majority of the Board be outside directors.

b) Policy	We will vote FOR proposals that major committees of the Board, such as audit, compensation and nominating committees, be comprised exclusively of outside directors.

Reasons
Outside directors generally bring to the Board the highest degree of objectivity and an independent perspective regarding the issues facing the corporation.  Directors' responsibilities include issues that directly impact management, such as executive compensation policies and responding to takeover offers.  We believe that a majority of the Board should be free from conflicts of interest inherent in issues such as these.

We also believe that certain committees of the Board should consist entirely of outside directors for the purpose of best protecting shareholder interests.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 2.3.	DIRECTORS' TERM OF OFFICE

Policy	We will vote AGAINST proposals to limit the tenure of outside directors.

Reasons
While we tend to agree that the fresh outlook new directors can bring to the Board is in many cases of benefit to the shareholders, there are other factors that must be considered as well, such as experience, continuity and stability.

A tenure limit has the potential to harm shareholder interests, especially at times when the Board needs experience, continuity and stability the most.  We believe shareholders have adequate opportunity to evaluate and vote on individual directors and their tenure by retaining the right to elect directors annually.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 2.4.	CLASSIFIED BOARD OF DIRECTORS

a) Policy	We will vote AGAINST proposals seeking to classify the Board into three classes with staggered terms of office.

b) Policy	We will vote FOR proposals requesting the election of all directors annually and not by classes or with staggered terms of office.

Reasons
The practice of dividing the Board of Directors into three classes and electing approximately one-third of the directors each year has been adopted by some corporations and continues to be proposed by others.

Management agreements favoring classification generally include a position that staggered terms help ensure the presence of a majority of directors familiar with corporate operations, which would benefit shareholders by providing experience, continuity and stability.  In addition, management purports that a classified Board would strengthen the position of the Board in dealing with "abusive tactics" used in takeover activities.

Shareholder proposals, prevalent in cases where a classified Board has been previously adopted, take the position that classification makes it more difficult to change the composition of the Board.  Obviously, two shareholder meetings would be required to change a majority of the Board.  Proponents of annual election of all directors contend that shareholders should have the opportunity to determine the entire Board membership each year.

We believe that annual election of directors is desirable for the following reasons:

A.	We believe that, under normal circumstances and without reason to do so otherwise, shareholders will tend to re-elect the directors proposed, thus ensuring continuity and stability.

Continued on next page ...

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

Continued from previous page ...

B.	We believe shareholders should have the ability to change a majority of the Board if circumstances so warrant, without having to utilize two shareholder meetings to do so.

C.
We agree that a classified Board provides anti-takeover protection; however, there are clearly times when a corporate takeover might be to the material benefit of shareholders.  We believe that this factor outweighs other considerations.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 2.5.	CUMULATIVE VOTING FOR DIRECTORS

Policy	We will vote AGAINST proposals requiring the provision for cumulative voting in the election of directors.

Reasons
Cumulative voting means that each shareholder is entitled to as many votes as shall equal the number of shares owned multiplied by the number of directors being elected, and that the shareholder may cast all votes for a single candidate or any two or more of them as the shareholder sees fit.

Cumulative voting may allow a minority group of shareholders to cause the election of one or more directors. This can be good or bad depending on the relation of the outcome to the best interest of all shareholders.  The minority group may tend to represent only the special interests of that group.  We believe that the privilege of cumulative voting has often been used to further the interests of a few without regard for the interests of the entire body of shareholders.  Accordingly, it is our position that directors should be elected based on the shareholder having one vote for each share held.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 2.6.	VOTING ON DIRECTOR NOMINEES

a) Policy	We will vote FOR a slate of directors or an individual director if they have attended at least 75% of all regular board meetings, committee meetings and special meetings.

b) Policy	We will vote all other proxies on director nominees on a CASE-BY-CASE basis.

Reasons
In an uncontested election there is not a list of directors from which shareholders may choose.  Rather, shareholders are given a list of nominees selected by management and the Board and asked to vote "for" the slate or, if they choose, to "withhold" votes from individual nominees.  Generally, there is little information available concerning individual directors, especially non-management directors.  Information on directors should become more readily available as corporate governance evolves.

Currently, we would generally vote “against” a slate of directors or “withhold” our votes from individual directors if we had reason to believe:

A.	The Board has taken an action which we felt was clearly negligent.

B.	An individual director was for any reason unfit to serve in that capacity, i.e., mental or physical capacity.

C.	An individual director had a clear conflict of interest.

D.	Attendance for a director fell below 75% on all Board meetings and no valid reason for absence is given.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 2.7.	PROXY CONTESTS FOR ELECTION OF DIRECTORS

Policy	We will evaluate each contested election of directors on a CASE-BY-CASE basis.

Reasons
A contested election generally means that two groups, management and an outside dissident group, have each issued a proxy statement and proxy card.  While the other issues on the two cards may be identical, the director nominee slates are usually different, as the dissident group offers nominees it expects to support its goals and programs.

A thorough evaluation of what each side is offering to shareholders must be performed, including the likelihood of each group being able to accomplish their promises.  The evaluation will include a review of the track record of both management and the dissident group. The decision must ultimately be made based upon our expectation of achievable value.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 2.8.	COMPENSATION OF DIRECTORS

a) Policy	We will vote proposals relating to the compensation of directors, including stock-based compensation in the case of non-employee directors on a CASE-BY-CASE basis

b) Policy	We will vote AGAINST proposals relating to the provision of retirement benefits to outside directors.

Reasons
We believe that it is in the best interests of shareholders that directors be fairly compensated for the time, effort and expense required to perform their responsibilities.  This is necessary to attract and retain quality directors.

The use of stock or stock option awards is a reasonable means of providing such compensation and also aligns the interests of the outside director with those of the shareholders. These plans generally include restrictions on the exercise of options granted thereunder or the subsequent sale of shares.

However, concerning retirement plans, outside directors should be thought of as independent contractors; they are not employees, full-time or otherwise.  Most proposed director plans base retirement benefits on the length of time the director has served on the Board which puts at risk the independent nature of the role of the outside director.

We generally vote “for” proposals relating to the compensation of directors, so long as the proposals are reasonable as to terms and amounts.

The following are factors that can determine whether a plan is reasonable:

1) Exercise price of non-qualified stock options are greater than 85% of fair market value:

2) The compensation plan amounts to less than 10% of the shares available for grant.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 2.9.	LIABILITY PROTECTION & INDEMNIFICATION OF DIRECTORS

a) Policy	We will vote AGAINST proposals to limit or eliminate liability for monetary damages for violating the duty of care.

b) Policy
We will vote AGAINST indemnification proposals that would expand coverage to more serious acts such as negligence, willful or intentional misconduct, derivation of improper personal benefit, absence of good faith, reckless disregard for duty, and unexcused pattern of inattention.

c) Policy
All other management proposals relating to the limitation or elimination of the personal liability of directors and officers to the corporation or its shareholders for monetary damages and/or to indemnify directors under an indemnity agreement, not falling within the two policies referenced above will be examined on a CASE-BY-CASE basis.

Reasons
The incidence of litigation seeking to impose liability on directors of publicly-held corporations has increased in recent years.  The cost of defending or settling these actions is typically beyond the means of the directors named.

Historically, insurance policies for directors & officers could be secured for protection against liability; however the cost of such policies has risen dramatically, if such coverage is available at all.

The success of a corporation in attracting and retaining qualified directors and officers, in the best interest of shareholders, is partially dependent on its ability to provide some satisfactory level of protection from personal financial risk. We will support such protection so long as it does not exceed reasonable standards.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 2.10.	RETIREMENT / REMOVAL OF DIRECTORS

a) Policy	We would vote AGAINST proposals for the adoption of a mandatory retirement policy for directors.

b) Policy	We will vote FOR management requests to approve the uncontested retirement of directors.

c) Policy	Contested proxy requests to approve the removal of directors and/or management will be reviewed on a CASE-BY-CASE basis.

Reasons
Our examination of such proposals will include consideration of the magnitude and timing of the effect on the current Board, and an attempt to determine the reasons for the proposal.  Management may propose to remove one or more directors that management believes is no longer able to serve effectively.  Management is in a better position than shareholders to realize this circumstance and the opportunity for fresh ideas and input would be in the shareholders' best interest in this case.

However, it is possible that management may be seeking to replace a director who is actively and independently supporting the shareholders' best interests, refusing to rubber-stamp management's desired actions.  In such circumstance, it would clearly be in the best interest of shareholders to vote against such a proposal.

In general, we believe management is in the best position to decide retirement policy.  We would tend to vote FOR such a “shareholder” proposal only if we felt that management's lackluster record could best be turned around by this means.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 2.11.	STOCK OWNERSHIP REQUIREMENT FOR DIRECTORS

Policy	We will vote AGAINST proposals requiring a minimum stock ownership position on the part of directors, whether in shares or at some level of market value.

Reasons
We do not oppose stock ownership by directors; rather we believe that stock ownership tends to align the interests of directors and shareholders.  The inflexible requirement usually found in these proposals, however, is not in the best interest of shareholders.  A mandatory requirement for stock ownership may preclude the corporation from acquiring the services of an otherwise qualified director.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 2.12.	SEPARATE CEO AND CHAIRPERSON POSITIONS

Policy	Proposals to prohibit the CEO from also serving as Chairperson will be examined on a CASE-BY-CASE basis.

Reasons
Our examination of such proposals will include consideration of the magnitude and effect on the current Board and we will attempt to determine the reason for the proposal.  Management may be seeking to gain greater control over the company by combining previously separated positions which could run contrary to shareholder interest.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 2.13.	ELECTION OF MEETING CHAIRPERSON (OR SHAREHOLDER REPRESENTATIVE OR DESIGNATION OF AN INSPECTOR)

Policy	We will vote FOR proposals to elect a special Chairperson of the meeting (or shareholder representative or designate an inspector).

Reasons
A special Chairperson of the meeting (or shareholder representative or designated inspector) could bring a new degree of objectivity and/or an independent perspective on issues facing the corporation under certain circumstances.  This specially elected person could provide additional protection of shareholder interests.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 2.14.	APPROVAL OF MINUTES / APPROVAL OF LEGAL FORMALITIES

a) Policy	We will vote FOR proposals to approve the minutes of the previous meeting of the Board of Directors.

Reasons
This is a routine matter that is typically not presented to the shareholders for approval as the minutes presented for approval are reflective of matters presented, discussed and voted on at the previous meeting of the Board of Directors.

Typically foreign meetings (Spain)

b) Policy	We will vote FOR proposals to ratify and execute approved resolutions or approve other legal formalities required of the Board.

Reasons	These are typically routine legal formalities and of no consequence to shareholders.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

SECTION 3 - CORPORATE GOVERNANCE ISSUES

ITEM 3.1.  - RATIFICATION OF AUDITORS

ITEM 3.2.  - SHAREHOLDER RIGHT TO CALL SPECIAL MEETINGS

ITEM 3.3.  - SHAREHOLDER RIGHT TO TAKE ACTION BY WRITTEN CONSENT

ITEM 3.4.  - SUPER-MAJORITY VOTE REQUIREMENTS

ITEM 3.5.  - MERGERS, ACQUISITIONS & OTHER BUSINESS COMBINATIONS

ITEM 3.6.  - AUTHORIZING ADDITIONAL COMMON STOCK

ITEM 3.7.  - PREFERRED STOCK AUTHORIZATION

ITEM 3.8.  - UNEQUAL VOTING RIGHTS

ITEM 3.9.  - PREEMPTIVE RIGHTS

ITEM 3.10. - FAIR PRICE PROVISIONS

ITEM 3.11. - PAYMENT OF "GREENMAIL"

ITEM 3.12. - RIGHTS PLANS ("POISON PILLS")

ITEM 3.13. - STAKEHOLDER PROVISIONS

ITEM 3.14. - TARGETED SHARE PLACEMENTS

ITEM 3.15. - RIGHTS OF APPRAISAL

ITEM 3.16. - STATE OF INCORPORATION

ITEM 3.17. - CHANGE OF CORPORATE NAME

ITEM 3.18. – APPROVAL OF DIVIDENDS

ITEM 3.19. – EXPANSION OF BUSINESS LINES

ITEM 3.20. – DE-LISTING SHARES

ITEM 3.21 –  REPURCHASE ISSUED SHARE CAPITAL

ITEM 3.22. – REDUCE SHARE CAPITAL

ITEM 3.23. – AMEND ARTICLES

ITEM 3.24. – ACCEPT FINANCIAL STATEMENTS AND STATUTORY REPORTS

ITEM 3.25. – APPROVE DISCHARGE OF BOARD & SENIOR MANAGEMENT RESPONSIBILITY FOR FISCAL YEAR IN REVIEW

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.1.	RATIFICATION OF AUDITORS

a) Policy
We will vote FOR the ratification of the appointment, reappointment and/or to fix remuneration of the independent accountants/auditors, unless reasons as discussed below exist which cause us to vote against the appointment.

b) Policy	If the auditing relationship is continuing, we will vote AGAINST the reappointment of the independent accountants / auditors for the following reasons:

A.	The auditing firm has become complacent in the performance of its duties;

B.	The auditing firm has been found, for any reason, unfit to serve in that capacity by a court of law or an independent adjudicator with the power to enforce its findings; or

C.	The auditing firm had a clear conflict of interest, as measured by current best practices, GAAP or the Pubic Company Accounting Oversight Board.

c) Policy	We will vote FOR a shareholder proposal to prohibit an accountant / auditor from providing non-audit services, if the accountant / auditor is not currently engaged in such capacity.

Reasons
If there is a change in auditors from the previous year we will attempt to determine the reason for the change.  Sometimes management will obtain a letter from the previous auditor that states that the change is not being made because of a disagreement between the auditing firm and management.  We approve of such disclosure in the proxy statement.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.2.	SHAREHOLDER RIGHT TO CALL SPECIAL MEETINGS

a) Policy	We will vote AGAINST proposals to restrict or prohibit the right of shareholders to call special meetings.

b) Policy	We will vote FOR proposals that allow shareholders to call special meetings or that reduce restrictions on the right of shareholders to call special meetings.

Reasons
Restricting the ability of shareholders to call a special meeting insulates the Board from the will of the shareholders to whom it is responsible and, in our opinion, transfers corporate governance rights to management which rightfully belong to shareholders.  We believe that corporate governance rights of shareholders should not be restricted to once a year, which is particularly important in the case of a takeover attempt.

The implementation of such a plan is clearly intended as an anti-takeover device.  Shareholders may be denied the opportunity to respond to an offer which they find attractive if the right to call a special meeting is denied.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.3.	SHAREHOLDER RIGHT TO TAKE ACTION BY WRITTEN CONSENT

a) Policy	We will vote AGAINST proposals to amend the Articles of Incorporation to require that any shareholder action be taken only at a meeting of shareholders.

b) Policy	We will vote FOR proposals which provide for the right of shareholders to take action by written consent.

Reasons
This proposal seeks to eliminate the right of shareholders to take action by written consent signed by the holders of securities sufficient to take such an action at a shareholder meeting.

As in the case of shareholder right to call a special meeting, we feel that the protection of the corporate governance rights of shareholders is best accomplished if the shareholders have the ability to take action at other than annual meetings.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.4.	SUPER-MAJORITY VOTE REQUIREMENTS

a) Policy	We will vote AGAINST proposals which include a provision to require a supermajority vote to amend any charter or bylaw provision, or to approve mergers or other significant business combinations.

b) Policy	We will vote FOR proposals to lower supermajority vote requirements to amend charter or bylaw provisions, or to approve mergers or other significant business combinations.

Reasons
Certain management proposals calling for an amendment to the corporation's Charter, Bylaws or Articles of Incorporation include a provision whereby a vote of more than a majority of shares would be required to subsequently amend the current proposal or other matters.  Usually, these anti-takeover provisions require an affirmative vote of the holders of from 66 2/3% to 85% of the shares eligible to vote.

It is our position that such proposals are inherently not in the best interests of shareholders, believing that a majority of shareholders, the owners of the corporation, are entitled to govern.  Consequently, we would generally oppose such proposal unless the nature of the proposal requiring a supermajority vote is sufficiently important to the best interest of the shareholders.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.5.	MERGERS, ACQUISITIONS & OTHER BUSINESS COMBINATIONS

Policy	Proposals seeking approval of a merger between the corporation and other entities and related matters, or relating to acquisitions of or by the corporation will be examined on a CASE-BY-CASE basis.

Reasons
We will review all available information relating to any proposed merger or acquisition to determine its potential impact on shareholders.  If we determine such action to be in the shareholders' best interest, we will vote FOR such a proposal.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.6.	AUTHORIZING ADDITIONAL COMMON STOCK

Policy	We will vote FOR proposals to authorize an increase in the number of authorized shares of common stock.

Reasons
Often an increase in the number of authorized common shares is desirable, sometimes in conjunction with a stock split designed to make the stock, at a reduced price, more widely available in a broader market.  Additionally, the availability of a sufficient number of shares gives management the flexibility to obtain equity financing for many purposes, including acquisitions.

While there are anti-takeover uses for excess available shares, we believe that the necessity of financing flexibility overrides these other concerns.  We tend to oppose anti-takeover devices in general and believe that there are other means of protection against anti-takeover provisions.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.7.	PREFERRED STOCK AUTHORIZATION

Policy	Proposals to authorize new classes of preferred stock, or to increase the number of authorized shares of preferred stock, will be examined on a CASE-BY-CASE basis.

Reasons
On occasion, management seeks to issue a new class of stock, usually a preferred issue.  Although there are sound business purposes for the use of preferred stock, which we support, we believe that the terms of the preferred issue, including voting, conversion, distribution and other rights should be made clear at the time approval is requested.  If these terms are not identified, in which case the issue is referred to as "Blank Check Preferred Stock", we will vote against efforts to authorize the issue or increase the number of shares authorized under such an outstanding issue.

Blank Check Preferred Stock is a powerful anti-takeover defense tool, as management is given the power and discretion to set terms, such as superior voting rights, which are attached to shares typically sold into "friendly" hands to oppose a takeover attempt.  We generally oppose such barriers to hostile offers, preferring instead to have such offers fully considered by shareholders.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.8.	UNEQUAL VOTING RIGHTS

a) Policy	We will vote AGAINST proposals authorizing or issuing shares with superior or otherwise unequal voting rights.

b) Policy	We will vote FOR proposals calling for the rescission of shares or classes of shares which have superior voting rights.

Reasons
The term "unequal voting rights" can apply in a number of different situations, the most common of which is dual-class voting.  This refers to corporations with two different classes of voting stock, one of which carries more votes per share than the other; for example, Class A Common may have one vote per share while Class B Common has ten votes per share.  Another type is time-phased voting, where voting rights increase with the length of time the shares are owned by a single investor, then revert to the minimum number of votes when the shares are traded.  Other corporations have set a limit on the number of votes which may be cast by a single shareholder.  All of these types of voting arrangements were created to give an ownership advantage to an individual or group, such as in the case of a family business going public.

While some of these arrangements have been eliminated by law or regulation, those corporations where such arrangements already existed were not required to restructure.  Also, there is no guarantee that such rules will not again be changed.  In general, it is our belief that the "one share, one vote" process that is prevalent in publicly held corporations is in the best interest of shareholders.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.9.	PREEMPTIVE RIGHTS

a) Policy	We will vote AGAINST proposals to issue shares with preemptive rights.

b) Policy	We will vote FOR proposals to issue shares without preemptive rights.

Reasons
With preemptive rights, or preferential subscription rights, existing shareholders may purchase additional shares of a corporation's stock before it is offered to the public.  This right originated at a time when corporations were small and a relatively small number of shareholders held the stock.

In today's market of large corporations, there are large numbers of shareholders holding the corporations stocks which are widely traded on the various stock exchanges.  Shareholders may readily maintain their interest in the corporation through normal market purchases.

We believe that there is no significant shareholder benefit from preemptive rights.  Further, the corporation may incur material additional expense from the administration of such a program, and may be limited in its ability to act quickly in the often volatile security markets.  Either of these occurrences may be to the detriment of shareholders' best interests.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.10.	FAIR PRICE PROVISIONS

a) Policy
We will vote FOR proposals to adopt a fair price provision, if the shareholder vote requirement included in the provision calls for no more than a majority of the disinterested shares.  We will vote AGAINST all such provisions that require more than a majority vote.

b) Policy	We will vote FOR proposals to lower the supermajority shareholder vote requirement included in existing fair price provisions, or to submit the fair price provision to a shareholder vote.

Reasons
Fair price provisions are legitimately used to allow a bidder to consummate a merger or acquisition without Board approval or a shareholder vote as long as the offer satisfies the price requirement contained in the provision.  The common requirement is that the acquirer must pay the same share price to minority shareholders as was paid to gain a controlling interest.

The protection afforded by a fair price provision applies primarily to a two-tier offer. Normally, the acquirer will first offer to pay a premium and accept only a sufficient number of shares in the first tier to acquire control, and will offer to pay cash for those shares. In the second tier, those shareholders who remain may be offered a lower price which may also include securities rather than cash. Typically, shareholders will rush to tender their shares whether or not the offer is in their best interest to avoid being caught in the second, and less desirable, tier. We feel this two-tier, front-end loaded tender offer is inherently coercive and abusive and believe that a properly constructed fair price provision is probably the best defense against it.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.11.	PAYMENT OF "GREENMAIL"

Policy	We will vote FOR proposals to prohibit the payment of "Greenmail".

Reasons
The term "Greenmail" applies to a situation where a corporation offers to buy shares of its stock from an individual investor or group of investors at a price not offered to all shareholders, often in excess of the prevailing market price.  This usually occurs when an unfriendly investor or group has acquired a significant position in the corporation's securities and may have announced an intention to acquire control.

We believe that the payment of such an excess price to specific shareholders without offering the same price to minority shareholders is inequitable and unfair to such minority shareholders.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.12.	RIGHTS PLANS ("POISON PILLS")

a) Policy	We will vote AGAINST proposals for the adoption of a Shareholder Rights Plan (sometimes "Purchase Rights Plan").

b) Policy	We will vote FOR proposals requiring the corporation to redeem the rights granted under a previously adopted Shareholder Rights Plan, or to submit the Plan to a vote of the shareholders.

Reasons
Shareholder Rights Plans provide certain rights to purchase new shares which are exercisable in the event an unsolicited offer made by a third party to acquire the corporation takes place.  These plans are often adopted by the Board without being submitted for shareholder approval.  The Plan is generally intended to protect the shareholders against unfair or coercive takeover tactics.

Positions taken against such Plans point out that the effect of these plans is to deny shareholders the right to decide these important issues, a basic right of ownership, and the opportunity to sell their shares at advantageous prices to potential bidders.

As previously stated, we believe that anti-takeover proposals are generally not in the best interest of shareholders.  Such a Plan gives the Board virtual veto power over acquisition offers which may well offer material benefits to shareholders.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.13.	STAKEHOLDER PROVISIONS

a) Policy	We will vote AGAINST proposals allowing the Board to consider stakeholder interests when faced with a takeover offer.

b) Policy	We will vote FOR proposals to remove existing charter and bylaw provisions allowing the Board to consider stakeholder interests when faced with a takeover offer.

Reasons
The stakeholder concept promotes the belief that corporations owe a duty to constituencies other than shareholders, including local communities, employees, suppliers and creditors.  Such a duty is undeniable; we fully believe that corporations have certain social and legal responsibilities that cannot be ignored.  These might include the obligation to provide a safe workplace and to pay creditors responsibly.

This issue has developed into one of accountability.  We believe that our legal and economic system is soundly based on the accountability of corporate managers to the shareholders whose capital is at risk.  While we recognize the obligations of the corporation to its other constituents, we cannot support provisions which undermine the principle that the first responsibility of directors is to the shareholder.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.14.	TARGETED SHARE PLACEMENTS

Policy
We will examine proposals requesting that corporations first obtain shareholder authorization before issuing voting stock, warrants, rights or other securities convertible into voting stock, to any person or group, unless the voting rights at stake in the placement represent less than five percent of existing voting rights, on a CASE-BY-CASE basis.

Reasons
One of the more powerful takeover defenses developed by management is the placement of large blocks of stock into friendly hands.  In some cases, the benefits gained by the "white knight" have included significant monetary advantages and preferential treatment not offered to other shareholders.  This is clearly not in the best interest of the other shareholders.

Generally, we would vote FOR the type of shareholder proposals stated above, but we also recognize that for certain corporations and in certain circumstances we might choose to do otherwise when we felt the best interests of the shareholders so warrant.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.15.	RIGHTS OF APPRAISAL

Policy	We would vote FOR proposals to provide rights of appraisal to dissenting shareholders.

Reasons
Rights of appraisal provide shareholders who do not approve the terms of a merger the right to demand a judicial review to determine a fair market value for their shares.  In certain cases, particularly without a fair price provision, rights of appraisal might be the only remedy of unsatisfied shareholders.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.16.	STATE OF INCORPORATION

a) Policy	Proposals to change a corporation's state of incorporation will be examined on a CASE-BY-CASE basis.

b) Policy	Proposals to opt-in or opt-out of state anti-takeover statutes will also be examined on a CASE-BY-CASE basis.

Reasons
On occasion, a corporation will seek to change its state of incorporation.  Although we generally believe management should have the right to make this determination, some states, in order to increase state revenues, have instituted laws and regulations meant to lure corporations to change their domicile, sometimes contrary to the best interest of corporate shareholders.  A careful evaluation is necessary to determine the impact of such a change on shareholders' ability to maintain their rights of corporate governance.

Some states also have certain statutes, including anti-takeover statutes, which corporations may adopt or reject as they choose.  This has given rise to management attempts to opt-in and shareholder efforts to opt-out of these statutes.  Again, a careful evaluation as to shareholders' best interest is required.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.17.	CHANGE OF CORPORATE NAME

Policy	We will vote FOR proposals to amend the Articles of Incorporation whereby the corporation shall change its name.

Reasons
A name change is usually related to a merger or acquisition and/or reflects the corporation's desire to have the corporate name more accurately reflect its primary business activity or entity.  Unless for some reason we feel the name change will be so detrimental to the business as to negatively affect share value, we would support such a change.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.18.	APPROVAL OF DIVIDENDS

Policy	We will vote FOR proposals to approve dividends.

Reasons
Dividends are usually considered “positive” for shareholders unless, based on the company’s financial circumstances, the dividend could be considered excessive or could otherwise be considered detrimental to the business or negatively impact share value.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.19.	EXPANSION OF BUSINESS LINES, PRODUCTS AND/OR SERVICES

Policy	We will vote FOR proposals to expand business lines, products and/or services.

Reasons	It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to expand business lines, products or services.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.20.	DE-LISTING SHARES.

Policy	We will vote FOR proposals to de-list company shares.

Reasons	It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to de-list its shares.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.21.	REPURCHASE ISSUED SHARE CAPITAL.

a) Policy	We will vote FOR proposals to repurchase issued share capital.

Reasons
It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to repurchase issued share capital unless it is believed that such action is not being taken in the best interest of the shareholders.

Japanese Meetings Only

b) Policy	We will vote FOR proposals to repurchase shares at the Board’s discretion, thereby eliminating the need for shareholder approval.

Reasons
It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to repurchase issued share capital unless it is believed that such action is not being taken in the best interest of the shareholders.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.22.	REDUCE SHARE CAPITAL THRU CANCELLATION OF REPURCHASED SHARES.

a) Policy	We will vote FOR proposals to reduce capital through the cancellation of repurchased shares.

b) Policy
We will vote AGAINST any proposals referred to above if the cancellation terms are not spelled out in the proposal or if the cancellation is left to the discretion of the Board or of management or at a price to be determined by the Board or by management.

Reasons
It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to reduce share capital thru cancellation of repurchased shares unless it is believed that such action is not being taken in the best interest of the shareholders.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.23.	AMEND ARTICLES.

a) Policy	We will vote FOR proposals to amend Articles to cancel warrants.

Reasons
It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to cancel warrants unless it is believed that such action is not being taken in the best interest of the shareholders.

b) Policy	We will vote FOR proposals to amend Articles of Association / Articles of Incorporation that are necessary to comply with relevant rules, regulations and/or law.

Reasons
It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to amend articles to comply with any relevant rules, regulations or law and whether such action is being taken in the best interest of the shareholders.

c) Policy	All other proposals to amend a corporation’s Articles of Association will be examined on a CASE-BY-CASE basis.

Reasons
On occasion, a corporation will seek to amend its Articles of Association.  Although we generally believe management should have the right to seek these amendments to adapt to changes in its environment, a careful evaluation of the proposal is necessary in order to determine the impact of such a change and whether it is in the best interest of corporate shareholders.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.24.	ACCEPT FINANCIAL STATEMENTS AND/OR STATUTORY REPORTS

Typically non-U.S. shareholder meetings

Policy	We will vote FOR proposals to accept financial statements, statutory reports and other legal formalities (the Funds will abstain from all non-voting matters).

Reasons
These matters are generally non-contentious and routine matters (if the matter is a non-voting matter, the Funds must abstain on these proposals because the voting system does not provide any other option).  These reports are generally designed to give shareholders an idea of how the company performed and provide an idea of the various other operational highlights in the just-concluded fiscal year.  It is our belief that the judgment of management, as monitored by the Board, is best suited to ensure routine financial statements and statutory reports are properly monitored to comply with Sarbanes-Oxley and any other governing rules.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 3.25.	APPROVE DISCHARGE OF BOARD AND SENIOR MANAGEMENT RESPONSIBILITY FOR FISCAL YEAR IN REVIEW

Typically non-U.S. annual shareholder meetings (this is a standard request in Switzerland)

Policy
We will vote FOR proposals to approve the discharge of board and senior management responsibility for the fiscal year in review if the proxy will not operate as a release or discharge of the directors’ liability.

Reasons
These matters are generally non-contentious and routine matters in foreign countries and represents tacit shareholder approval of actions taken during the year.   There may be occasions where we will vote against such proposals where a board’s actions have come under question or where there actions have faced a legal claim, suit or similar challenge.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

SECTION 4 - EXECUTIVE/EMPLOYEE ISSUES

ITEM 4.1. - LONG-TERM INCENTIVE PLANS

ITEM 4.2. - SEVERANCE AGREEMENTS ("GOLDEN PARACHUTES")

ITEM 4.3. - EMPLOYEE STOCK OWNERSHIP PLANS

ITEM 4.4. - STOCK OWNERSHIP REQUIREMENT FOR EXECUTIVES

ITEM 4.5. – CLAWBACK OF PAYMENTS

ITEM 4.6. – REIMBURSEMENT FOR SHAREHOLDER CANDIDATES

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 4.1.	LONG-TERM INCENTIVE PLANS

Policy
Proposals to approve or amend various incentive compensation plans, savings & investment plans, stock purchase plans, or similar plans for officers and employees will be evaluated on a CASE-BY-CASE basis.

Reasons
In an effort to attract and retain qualified officers and employees, corporations must develop and maintain a competitive compensation program, which may include salaries and other cash or equity-based elements of compensation.  We will generally vote FOR such plans if we believe they are reasonable.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 4.2.	SEVERANCE AGREEMENTS ("GOLDEN PARACHUTES")

Policy	Proposals to ratify, cancel or submit for shareholder approval various executive severance agreements will be examined on a CASE-BY-CASE basis.

Reasons
Executive severance agreements, commonly referred to as "golden parachutes," represent a special kind of employment agreement for executives and key employees that provide severance payments in the event of termination (voluntary or involuntary) following a change in control of the corporation.

We believe that it would be difficult to attract and retain competent senior managers, especially in the prevailing environment of proxy contests and hostile takeovers, without severance agreements for executives who are at considerable risk in the event an outsider gains control.  Additionally, during a change of control shareholders need executives to focus their attention on managing the business, not seek new and more secure employment.

Accordingly, it is our opinion that severance agreements are generally necessary and in the best interest of shareholders, and should be accepted as a cost of having senior management available to operate the corporation on a day-to-day basis.  We do believe that the examination of these proposals should include consideration of change-in-control benefits in the corporation's long-term incentive plans, that participation should be limited to key employees, and that the payout of benefits should be reasonable in term and amount.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 4.3.	EMPLOYEE STOCK OWNERSHIP PLANS / EMPLOYEE STOCK PARTICIPATION PLANS

a) Policy	We will vote FOR proposals to establish an Employee Stock Ownership Plan (ESOP) / Employee Stock Participation Plans (ESPP).

b) Policy	We will vote FOR a proposal requesting that an ESOP / ESPP, or significant share placements to an ESOP / ESPP, be submitted for shareholder approval.

Reasons
In general, we believe that opportunities for employees to share in the ownership of the corporation have a positive effect on productivity and the work environment.  However, some corporations may design and propose such plans primarily to serve as anti-takeover devices.  In this regard, we find it necessary to examine the potential size of the plan to determine whether, in our judgment, its true purpose is takeover defense.

We would consider a shareholder proposal seeking submission of an existing ESOP / ESPP or significant share placements with the ESOP / ESPP for shareholder approval as a protection against the use of an ESOP / ESPP as a takeover defense.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 4.4.	STOCK OWNERSHIP REQUIREMENT FOR EXECUTIVES

Policy	We will vote AGAINST proposals requiring a minimum stock ownership position on the part of executives, whether in shares or at some level of market value.

Reasons
We do not oppose stock ownership by executives; rather we believe that stock ownership tends to align the interests of executives and shareholders.  The inflexible requirement usually found in these proposals, however, is not in the best interest of shareholders.  A mandatory requirement for stock ownership may preclude the corporation from acquiring the services of an otherwise qualified executive.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 4.5.	CLAWBACK OF PAYMENTS UNDER RESTATEMENT OF EARNINGS OR WRITE-OFF

Policy
We will vote FOR shareholder proposals requiring a Board to seek reimbursement of all performance-based bonuses or awards that were made to senior executives based on having met or exceeded specific performance targets to the extent that the specified performance targets were not met, taking into account the negative restatement of earnings or write-off.

Reasons	We favor such reimbursement, to the fullest extent possible and we believe that the board is in the best position to review these matters and seek reimbursement from appropriate parties as necessary.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 4.6.	REIMBURSEMENT OF EXPENSES FOR CERTAIN SHAREHOLDER-NOMINATED DIRECTOR CANDIDATES

Policy
We will vote AGAINST proposals requiring a Board to reimbursement expenses, including but not limited to legal, advertising, solicitation, printing, and mailing costs, incurred by a shareholder or group of shareholders in a contested election of directors.

Reasons
Required reimbursement of expenses would permit campaigns to be mounted by a minority of shareholders to seat special interest candidates while having the costs of such campaigns financed by all shareholders, regardless of the candidate’s qualifications or suitability.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

SECTION 5 - DISCLOSURE ISSUES

ITEM 5.1. - EXECUTIVE COMPENSATION

ITEM 5.2. - PRIOR GOVERNMENT SERVICE

ITEM 5.3. - FEES PAID TO CONSULTANTS

ITEM 5.4. - OTHER DISCLOSURE PROPOSALS

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 5.1.	EXECUTIVE COMPENSATION

a) Policy
We would vote AGAINST proposals requiring disclosure in the financial statements of an "estimated fair value" of stock-related compensation granted during the period covered by the financial statements.

Reasons
We believe current disclosures as required by generally accepted accounting principles, SEC regulations and other requirements are adequate disclosure until such time as a uniform measurement of fair value is adopted by appropriate regulatory agencies.  Until such time, there is possibly a wide variation in the fair value, and confusing and misleading information is likely and not in the best interest of shareholders.

b) Policy	We would vote AGAINST proposals requiring disclosure in the proxy statement of the compensation of all individuals who were paid at or above a certain level.

Reasons	We generally believe that such disclosure is properly under the direction of the SEC, which has set the prevailing standard of disclosure for this information.

c) Policy	We would vote AGAINST any shareholder proposal to limit compensation of any particular individual / employee to a specified level.

Reasons
We generally believe that such limitations falls under the discretion of management.  The inflexible requirement usually found in these proposals is not in the best interest of shareholders as any limitation to compensation could preclude the corporation from acquiring the services of an otherwise qualified employee.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 5.2.	PRIOR GOVERNMENT SERVICE

Policy	We would vote AGAINST proposals relating to the disclosure of prior government service of certain employees or consultants, lobbyists, legal counsel, investment bankers, directors or others.

Reasons
We believe that corporations are required to comply with a large and growing number of laws and regulations designed to prevent conflicts of interest.  We would anticipate additional expense with no meaningful benefit to shareholders from requiring additional disclosure.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 5.3.	FEES PAID TO CONSULTANTS

Policy	We would vote AGAINST proposals seeking to limit or eliminate the use of consultants or require reporting of fees paid to consultants.

Reasons
We recognize the value and necessity of corporations from time to time seeking outside expertise and advice from consultants, and generally believe that the judgment of management, as monitored by the Board, is the proper basis for doing so.

We see no meaningful benefit to shareholders and potential harm to the corporation, and thus to shareholders, by restricting or eliminating such practice.  Further, we would anticipate additional expense from reporting such activity.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 5.4.	OTHER DISCLOSURE PROPOSALS

Policy	Other proposals seeking to require reports of various practices, policies or expenditures will be examined on a CASE-BY-CASE basis.

Reasons
In general, we will vote FOR such proposals only when we believe that corporate disclosure has been inadequate in the past, that the information being requested is not readily available from other sources, that appropriate regulatory authority over the practice, policy or expenditure is inadequate, and/or that the cost of providing such a report will be more than offset by the benefits to be received by the shareholders as a group.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

SECTION 6 - SOCIAL ISSUES

ITEM 6.1 -  EQUAL EMPLOYEMENT OPPORTUNITY

ITEM 6.2. - THE ENVIRONMENT

ITEM 6.3. - LINES OF BUSINESS (RESTRICTIONS)

ITEM 6.4. - ANIMAL RIGHTS

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 6.1.	EQUAL EMPLOYMENT OPPORTUNITY

Policy	We will vote AGAINST proposals requiring additional reporting on equal employment opportunity above the level required by law.

Reasons
We believe that corporations are required to comply with numerous laws and regulations governing equal employment opportunity wherever facilities are situated, and that in general, corporations do comply.  We see little benefit to shareholders to offset the expense of requiring a separate report in this regard.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 6.2.	THE ENVIRONMENT

Policy	We will vote proposals seeking adherence to environmental principles and/or reporting on environmental issues above that which is required by law on a CASE-BY-CASE basis.

Reasons
Although we recognize that corporations have environmental responsibilities, we believe that, in most cases, regulation and control is appropriately left to regulatory agencies charged with monitoring environmental impacts of corporate policies and procedures and that shareholders do not typically benefit as investors by imposing additional environmental requirements on their corporations.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 6.3.	LINES OF BUSINESS (RESTRICTIONS)

Policy
We will vote AGAINST proposals seeking the termination of lines of business or corporate business activity, including:

A.  Military contracts and requirements for conversion of facilities to civilian production;

B.  Space weapons research; and

C.  Nuclear activities and/or facilities.

Reasons
We generally oppose proposals where shareholders seek to require the termination of lines of business or corporate business activities, or to require extensive reporting on such activities beyond that required by regulatory agencies.  We anticipate no meaningful benefit to all but a very few shareholders from such requirements, but would expect the incurrence of additional expense in the preparation, production and distribution of reports.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 6.4.	ANIMAL RIGHTS

Policy
We will vote AGAINST proposals eliminating, restricting and/or reporting on the use of animals in product testing, or proposals asking the corporation to use its economic influence to protect animal rights.

Reasons
Decisions as to the means and manner in which a corporation chooses to do business are properly the responsibility of management.  Live animal testing subjects corporations to the regulatory and social attention of numerous agencies and interests.  Most such corporations limit the use of live animals in testing and adopt procedures that are as humane as possible under the circumstances.  We see no meaningful benefit to shareholders as investors by requiring additional reports on these activities.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

SECTION 7 - OTHER ISSUES

ITEM 7.1. - LOCATION OR DATE OF ANNUAL MEETING

ITEM 7.2. - POLITICAL ACTIVITY

ITEM 7.3. - CHARITABLE CONTRIBUTIONS

ITEM 7.4. – OPEN OR ADJOURN MEETING

ITEM 7.5. -  SHARE BLOCKING

ITEM 7.6. -  MAJORITY VOTING VERSUS PLURALITY VOTING

ITEM 7.7. -  TRANSACT OTHER BUSINESS

ITEM 7.8. -  APPROVE AGENDA/ACKNOWLEDGE MEETING IS PROPERLY CONVENED

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 7.1.	LOCATION OR DATE OF ANNUAL MEETING

Policy	We will vote AGAINST proposals seeking to change or dictate the location or date of the corporation's annual meeting.

Reasons
We believe that the selection of the location and date of the annual meeting is a proper function of the Board.  Recognizing that no date or location would be satisfactory to all shareholders, we oppose attempts to dictate dates or locations to the Board and see no benefit to shareholders by doing so.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 7.2.	POLITICAL ACTIVITY

a) Policy	We will FOR proposals requesting political contributions that fall within permitted campaign finance limits or other similar laws.

b) Policy
We will vote AGAINST shareholder proposals requiring the publication of reports on political activity or contributions made by political action committees (PAC's) sponsored or supported by the corporation.

Reasons	We generally oppose such proposals for the following reasons:

A.
Corporations are prohibited by law from spending corporate funds to assist candidates or political parties in federal elections.  While certain states allow such contributions, we believe participation is usually immaterial.

B.	PAC contributions are generally made with funds contributed voluntarily by employees, and provide a positive individual participation in the political process of a democratic society.

C.	Costs relating to the administration of corporate-sponsored PAC's are, in our opinion, generally minimal and immaterial.

D.	Federal and most state laws require full disclosure of political contributions made by PAC's. This is public information and available to all interested parties.

We believe requiring reports or newspaper publication of corporate activity in these areas would result in added expense without commensurate benefit to shareholders.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 7.3.	CHARITABLE CONTRIBUTIONS

Policy	We will vote AGAINST proposals requiring the reporting, limitation or elimination of corporate charitable/educational contributions.

Reasons	We generally oppose such proposals for the following reasons:

A.	We believe that corporations have social responsibilities and that corporate giving in reasonable amounts for charitable or educational purposes falls within this category.

B.
We believe that the likely alternative to corporate giving is assumption of related costs by society at large, to some degree with public funds acquired through taxation of citizens, including shareholders.

C.
We believe that charitable and educational donations by publicly held corporations are generally reasonable in amount, and an appropriate function of management decision-making as governed by the Board.

Accordingly, our conclusion would be that limiting or eliminating such contributions would be of no meaningful direct benefit to shareholders, while such practice has significant indirect benefits.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 7.4.	OPEN OR ADJOURN MEETING

Policy	We will vote FOR management proposals to open or adjourn the corporation's annual meeting.

Reasons
We believe that the proper time to open or adjourn the annual meeting is a proper function of the Board.  We oppose attempts by others to dictate when a Board opens or adjourns its meetings and see no benefit to shareholders by doing so.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 7.5.	SHARE BLOCKING

Policy
We will TAKE NO ACTION on any matter in which a foreign country or company places a block on the Fund’s ability to trade those shares for any period of time after the vote.

If voting “TAKE NO ACTION” is not an option on the proxy ballot and we are required to vote on re-registration of shares, we will vote AGAINST the re-registration of shares where the Fund’s ability to trade shares for any period after the vote will be blocked or restricted.

Reasons
We believe that it is typically in the best interest of the shareholder to have the unrestricted ability to purchase or sell a security and such ability is infrequently outweighed by the opportunity to vote on any company matter, the result of which, is to temporarily block the Fund’s ability to purchase or sell that company.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 7.6.	MAJORITY VOTING VERSUS PLURALITY VOTING

a) Policy	We will vote FOR proposals requiring a majority of votes, as long as the proposal has a back-up plan for those cases where no one receives a majority of the votes

b) Policy
We will vote AGAINST proposals requiring a majority of votes in order to be nominated to the Board of Directors if there is no plan of action for cases where an appropriate slate of directors fail to receive a majority of votes.

Reasons
In many of these instances, these proposals fail to provide for any alternative in the situation where no director receives a majority of votes cast.  We believe that it is in the best interest of the shareholders to have at least some board review as opposed to having empty positions in the situation where a split vote occurs and a director receives a plurality of the vote but no one director receives a majority of the votes cast.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 7.7.	TRANSACT OTHER BUSINESS

a) Policy	We will vote AGAINST proposals to transact other business that is not identified or disclosed.

b) Policy	We will vote proposals to adjourn meetings pending shareholder approval for a merger on a CASE-BY-CASE basis.

Reasons
In many of these instances, these proposals fail to provide any indication of the “other business” to be conducted.  We believe that it is in the best interest of the shareholders to have at least have some description of the matter at hand prior to granting the board power to vote on behalf of the shareholders.

In those cases where we are in favor of a merger we would be in favor of the adjournment.  In those cases where we are opposed to the merger we would be against the adjournment.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
&
IVY INVESTMENT MANAGEMENT COMPANY
PROXY VOTING POLICIES

ITEM 7.8.	APPROVE AGENDA/ACKNOWLEDGE MEETING IS PROPERLY CONVENED

Policy	We will vote FOR management proposals to approve the meeting agenda or acknowledge that a meeting has been properly convened.

Reasons
We believe these matters are largely routine in nature, subject to basic guidelines and are not subject to abuse. Whether a meeting is properly convened is an objective process subject to basic guidelines and is a proper function of the Board.

Revised 11-15-06 by Waddell & Reed Advisors Group of Funds and W&R Target Funds, Inc. and 11-29-06 by Ivy Funds, Inc. and Ivy Funds the Trust.

Adopted by Waddell & Reed Advisors Group of Funds and W&R Target Funds, Inc. on 11-09-05 and adopted by Ivy Funds, Inc. and Ivy Funds the Trust on 11-16-05.

Global Proxy Voting
Procedures and Guidelines
For North America

2009 Edition

April 1, 2009

JPMorgan Asset Management Corporate Governance

Table of Contents- North America

Part I:	JPMorgan Asset Management Global Proxy-Voting Procedures
A.	Objective
B.	Proxy Committee
C.	The Proxy Voting Process
D.	Material Conflicts of Interest
E.	Escalation of Material Conflicts of Interest
F.	Recordkeeping
Exhibit A

Part II:	JPMorgan Asset Management Proxy-Voting Guidelines
A.	North America

Guidelines

JPMorgan Asset Management Corporate Governance

Part I:  JPMorgan Asset Management Global
Proxy Voting Procedures

A.     Objective

As an investment adviser within JPMorgan Asset Management, each of the entities listed on Exhibit A attached hereto (each referred to individually as a “JPMAM Entity” and collectively as “JPMAM”) may be granted by its clients the authority to vote the proxies of the securities held in client portfolios.  In such cases, JPMAM's objective is to vote proxies in the best interests of its clients.  To further that objective, JPMAM adopted these Procedures. 1

These Procedures incorporate detailed guidelines for voting proxies on specific types of issues (the “Guidelines”). The Guidelines have been developed and approved by the relevant Proxy Committee (as defined below) with the objective of encouraging corporate action that enhances shareholder value.  Because proxy proposals and individual company facts and circumstances mayvary, JPMAM may not always vote proxies in accordance with the Guidelines.

B.    Proxy Committee

To oversee the proxy-voting process on an ongoing basis, a Proxy Committee will be established for each global location where proxy-voting decisions are made. Each Proxy Committee will be composed of a Proxy Administrator (as defined below) and senior officers from among the Investment, Legal, Compliance and Risk Management Departments. The primary functions of each Proxy Committee are to periodically review general proxy-voting matters; to determine the independence of any third-party vendor which it has delegated proxy voting responsibilities and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities; review and approve the Guidelines annually; and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues to be implemented by the relevant JPMAM Entity. The ProxyCommittee may delegate certain of its responsibilities to subgroups composed of Proxy Committeemembers. The Proxy Committee meets at least semi-annually, or more frequently as circumstancesdictate.

C.  The Proxy Voting Process

JPMAM investment professionals monitor the corporate actions of the companies held in their clients’ portfolios.  To assist JPMAM investment professionals with public companies’ proxy voting proposals, a JPMAM Entity may, but shall not be obligated to, retain the services of an independent proxy voting service (“Independent Voting Service”). The Independent Voting Service is assigned responsibility for various functions, which may include one or more of the following: coordinating with client custodians to ensure that all proxy materials are processed in a timely fashion; providing JPMAM with a comprehensive analysis of each proxy proposal and providing JPMAM with recommendations on how to vote each proxy proposal based on the Guidelines or, where no Guideline exists or where the Guidelines require a case-by-case analysis, on the Independent Voting Service’s analysis; and executing the voting of the proxies in accordance with Guidelines and its recommendation, except when a recommendation is overridden by JPMAM, as described below.  If those functions are not assigned to an Independent Voting Service, they are performed or coordinated by a Proxy Administrator (as defined below). The Proxy Voting Committee has adopted procedures to identify significant proxies and to recall shares on loan. 2
_______________________

¹ 1.  Proxies for the JPMorgan Value Opportunities Fund are voted in accordance with the Washington Management Group's proxy voting policies and not the policies of JPMAM.  The JPMorgan Multi-Manager Funds vote proxies in accordance with the voting policies of each of the Managers, as applicable, and not the policies of JPMAM, except, to the extent the JPMAM policies apply to the JPMorgan Multi-Manager Small Cap Value Fund.  The Undiscovered Managers Behavioral Growth Fund, and Undiscovered Managers Behavorial Value Fund vote proxies in accordance with the voting policies of their subadvisers and not the policies of JPMAM.

 2The Proxy Voting Committee may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of recalling the loaned securities would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience or other burdens outweigh the benefits to clients of voting the securities.

C.      The Proxy Voting Process - Continued

Situations often arise in which more than one JPMAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts.  In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers.  As a result, JPMAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.

Each JPMAM Entity appoints a JPMAM professional to act as a proxy administrator (“Proxy Administrator”) for each global location of such entity where proxy-voting decisions are made.  The Proxy Administrators are charged with oversight of these Procedures and the entire proxy-voting process.  Their duties, in the event an Independent Voting Service is retained, include the following: evaluating the quality of services provided by the Independent Voting Service; escalating proposals identified by the Independent Voting Service as non-routine, but for which a Guideline exists (including, but not limited to, compensation plans, anti-takeover proposals, reincorporation, mergers, acquisitions and proxy-voting contests) to the attention of the appropriate investment professionals and confirming the Independent Voting Service’s recommendation with the appropriate JPMAM investment professional (documentation of those confirmations will be retained by the appropriate Proxy Administrator); escalating proposals identified by the Independent Voting Service as not being covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) to the appropriate investment professional and obtaining a recommendation with respect thereto; reviewing recommendations of JPMAM investment professionals with respect to proposals not covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) or to override the Guidelines (collectively, “Overrides”); referring investment considerations regarding Overrides to the Proxy Committee, if necessary; determining, in the case of Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.

In the event investment professionals are charged with recommending how to vote the proxies, theProxy Administrator’s duties include the following: reviewing recommendations of investmentprofessionals with respect to Overrides; referring investment considerations regarding such Overridesto the Proxy Committee, if necessary; determining, in the case of such Overrides, whether a materialconflict, as described below, exists; escalating material conflicts to the Proxy Committee; andmaintaining the records required by these Procedures.

In the event a JPMAM investment professional makes a recommendation in connection with an Override, the investment professional must provide the appropriate Proxy Administrator with a written certification (“Certification”) which shall contain an analysis supporting his or her recommendation   and a certification  that he or she (A) received no communication in regard to the proxy that would violate either the J.P. Morgan Chase (“JPMC”) Safeguard Policy (as defined below) or written policy on information barriers, or received any communication in connection with the proxy solicitation or otherwise that would suggest the existence of an actual or potential  conflict between JPMAM’S interests and that of its clients and (B) was not aware of any personal or other relationship that could present an actual or potential conflict of interest with the clients’ interests.

JPMorgan Asset Management Corporate Governance

D.    Material Conflicts of Interest

The U.S. Investment Advisers Act of 1940 requires that the proxy-voting procedures adopted andimplemented by a U.S. investment adviser include procedures that address material conflicts ofinterest that may arise between the investment adviser’s interests and those of its clients.  To addresssuch material potential conflicts of interest, JPMAM relies on certain policies and procedures.  Inorder to maintain the integrity and independence of JPMAM’s investment processes and decisions,including proxy-voting decisions, and to protect JPMAM’s decisions from influences that could leadto a vote other than in its clients’ best interests, JPMC (including JPMAM) adopted a SafeguardPolicy, and established formal informational barriers designed to restrict the flow of information fromJPMC's securities, lending, investment banking and other divisions to JPMAM investmentprofessionals.  The information barriers include, where appropriate: computer firewalls; theestablishment of separate legal entities; and the physical separation of employees from separatebusiness divisions.  Material conflicts of interest are further avoided by voting in accordance withJPMAM’s predetermined Guidelines.  When an Override occurs, any potential material conflict ofinterest that may exist is analyzed in the process outlined in these Procedures.

Examples of such material conflicts of interest that could arise include circumstances in which:
(i) management of a JPMAM investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may harm JPMAM's relationship with such company and materially impact JPMAM's business; or (ii) a personal relationship between a JPMAM officer and management of a company or other proponent of a proxy proposal could impact JPMAM’s voting decision.

E.      Escalation of Material Conflicts of Interest

When an Override occurs, the investment professional must complete the Certification and the Proxy Administrator will review the circumstances surrounding such Certification.  When a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with a subgroup of the Proxy Committee, will evaluate the potential conflict and determine whether an actual material conflict of interest exists.  That subgroup shall include a Proxy Committee member from the Investment Department and one or more Proxy Committee members from the Legal, Compliance or Risk Management Departments.  In the event that the Proxy Administrator and the subgroup of the Proxy Committee determine that an actual material conflict of interest exists, they shall make a recommendation on how the relevant JPMAM Entity shall vote the proxy. Sales and marketing professionals will be precluded from participating in the decision-making process.

Depending upon the nature of the material conflict of interest, JPMAM, in the course of addressingthe material conflict, may elect to take one or more of the following measures, or other appropriate action:

•	removing certain JPMAM personnel from the proxy voting process;
•	“walling off” personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote;
•	voting in accordance with the applicable Guidelines, if any, if the application of the Guidelines would objectively result in the casting of a proxy vote in a predetermined manner; or
•	deferring the vote to the Independent Voting Service, if any, which will vote in accordance with its own recommendation.

The resolution of all potential and actual material conflict issues will be documented in order to demonstrate that JPMAM acted in the best interests of its clients.

JPMorgan Asset Management Corporate Governance

F.     Recordkeeping

JPMAM is required to maintain in an easily accessible place for seven  (7) years all records relatingto the proxy voting process.  Those records include the following:

•	a copy of the JPMAM Proxy Voting Procedures and Guidelines;
•	a copy of each proxy statement received on behalf of JPMAM clients;
•	a record of each vote cast on behalf of JPMAM client holdings;
•	a copy of all documents created by JPMAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision;
•	a copy of the documentation of all dialogue with issuers and JPMAM personnel created by JPMAM personnel prior to the voting of client securities; and
•
a copy of each written request by a client for information on how JPMAM voted proxies on behalf of the client, as well as a copy of any written response by JPMAM to any request by a JPMAM client for information on how JPMAM voted proxies on behalf of our client.

It should be noted that JPMAM reserves the right to use the services of the Independent VotingService to maintain certain required records in accordance with all applicable regulations.

Exhibit A

JPMorgan Investment Advisors Inc.
JPMorgan Chase Bank , NA
J.P. Morgan Asset Management (UK) Limited
J.P. Morgan Investment Management Inc.
JF Asset Management Limited
JF Asset Management (Singapore) Limited
JF International Management Inc.
Security Capital Research & Management Incorporated

JPMorgan Asset Management Corporate Governance

Part II: Proxy Voting Guidelines

JPMAM is a global asset management organization with the capabilities to invest in securities of issuers located around the globe.  Because the regulatory framework and the business cultures and practices vary from region to region, our proxy voting guidelines have been customized for each region to take into account such variations.

JPMAM currently has four sets of proxy voting guidelines covering the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America (3) Asia (ex-Japan) and (4) Japan, respectively.   Notwithstanding the variations among the guidelines, all of these guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value.  As a general rule, in voting proxies of a particular security, each JPMAM Entity will apply the guidelines of the region in which the issuer of such security is organized.

In March 2007, JPMAM signed the Principles for Responsible Investment, an initiative of the UN Secretary-General.

Part II.A: North America Proxy Voting

JPMorgan Asset Management Corporate Governance

Part II.A: North America Guidelines Table of Contents

1.	Uncontested Director Elections

2.	Proxy Contests
a.	Election of Directors
b.	Reimburse Proxy Solicitation Expenses

3.	Ratification of Auditors

4.	Proxy Contest Defenses
a.	Board Structure: Staggered vs. Annual Elections
b.	Shareholder Ability to Remove Directors
c.	Cumulative Voting
d.	Shareholder Ability to Call Special Meeting
e.	Shareholder Ability to Act by Written Consent
f.	Shareholder Ability to Alter the Size of the Board

5.	Tender Offer Defenses 14-15
a.	Poison Pills
b.	Fair Price Provisions
c.	Greenmail
d.	Unequal Voting Rights
e.	Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws
f.	Supermajority Shareholder Vote Requirement to Approve Mergers

6.	Miscellaneous Board Provisions
a.	Separate Chairman and CEO Positions
b.	Lead Directors and Executive Sessions
c.	Majority of Independent Directors
d.	Stock Ownership Requirements
e.	Term of Office
f.	Director and Officer Indemnification and Liability Protection
g.	Board Size
h.	Majority Vote Standard

7.	Miscellaneous Governance Provisions
a.	Independent Nominating Committee
b.	Confidential Voting
c.	Equal Access
d.	Bundled Proposals
e.	Charitable Contributions
f.	Date/Location of Meeting
g.	Include Nonmanagement Employees on Board
h.	Adjourn Meeting if Votes are Insufficient
i.	Other Business
j.	Disclosure of Shareholder Proponents

8.	Capital Structure
a.	Common Stock Authorization
b.	Stock Distributions: Splits and Dividends
c.	Reverse Stock Splits
d.	Blank Check Preferred Authorization
e.	Shareholder Proposals Regarding Blank Check Preferred Stock
f.	Adjustments to Par Value of Common Stock
g.	Restructurings/Recapitalizations
h.	Share Repurchase Programs
i.	Targeted Share Placements

JPMorgan Asset Management Corporate Governance

Part II.A: North America Guidelines Table of Contents

9.	Executive and Director Compensation
a.	Stock-based Incentive Plans
b.	Approval of Cash or Cash-and-Stock Bonus Plans
c.	Shareholder Proposals to Limit Executive and Director Pay
d.	Say on Pay
e.	Golden and Tin Parachutes
f.	401(k) Employee Benefit Plans
g.	Employee Stock Purchase Plans
h.	Option Expensing
i.	Option RePricing
j.	Stock Holding Periods
k.	Transferable Stock Options
l.	Recoup Bonuses

10.	Incorporation
a.	Reincorporation Outside of the United States
b.	Voting on State Takeover Statutes
c.	Voting on Reincorporation Proposals

11.	Mergers and Corporate Restructurings
a.	Mergers and Acquisitions
b.	Nonfinancial Effects of a Merger or Acquisition
c.	Corporate Restructuring
d.	Spin-offs
e.	Asset Sales
f.	Liquidations
g.	Appraisal Rights
h.	Changing Corporate Name

12.	Social and Environmental Issues
a.	Energy and Environment
b.	Military Business
c.	International Labor Organization Code of Conduct
d.	Promote Human Rights in China, Nigeria, and Burma
e.	World Debt Crisis
f.	Equal Employment Opportunity and Discrimination
g.	Animal Rights
h.	Product Integrity and Marketing
i.	Human Resources Issues
j.	Link Executive Pay with Social and/or Environmental Criteria
k.	High Risk Markets

13.	Foreign Proxies

14.	Pre-Solicitation Contact

JPMorgan Asset Management Corporate Governance

Part II.A: North America Guidelines

1.     Uncontested Director Elections
Votes on director nominees should be made on a case-by-case (for) basis. Votes generally will be WITHHELD from directors who:

1) attend less than 75 percent of the board and committee meetings without a valid excuse for the absences; or

2) adopt or renew a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, do not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

3) are inside or affiliated outside directors and sit on the audit, compensation, or nominating committees; or

4) ignore a shareholder proposal that is approved by a i) majority of the shares outstanding, or ii) majority of the votes cast for two consecutive years; or

5) are inside or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or

6) WITHHOLD votes from insiders and affiliated outsiders on boards that are not at least majority independent; or

7) WITHHOLDING from directors who are CEOs of publicly-traded companies who serve on more than three public boards and all other directors who serve on more than four public company boards.

8) WITHHOLD votes from compensation committee members where there is a pay-for performance disconnect for Russell 3000 companies. (See 9a – Stock-Based Incentive Plans, last paragraph). WITHHOLD votes from compensation committee members if the company does not submit one-time transferable stock options to shareholders for approval.

9) WITHHOLD votes from audit committee members in circumstances in which there is evidence (such as audit reports or reports mandated under the Sarbanes Oxley Act) that there exists material weaknesses in the company’s internal controls.

10) WITHHOLD votes from compensation committee members who were present at the time of the grant of backdated options or options the pricing or the timing of which we believe may have been manipulated to provide additional benefits to executives.

11) Vote case by case for shareholder proposals requesting companies to amend their bylaws in order to create access to the proxy so as to nominate candidates for directors.
We recognize the importance of shareholder access to the ballot process as a means to ensure that boards do not become self-perpetuating and self-serving.  However, we are also aware that some proposals may promote certain interest groups and could be disruptive to the nomination process.

Special attention will be paid to companies that display a chronic lack of shareholder accountability.

2.     Proxy Contests
2a.  Election of Directors
Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the subject company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

2b. Reimburse Proxy Solicitation Expenses
Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

3.     Ratification of Auditors
Vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

Generally vote against auditor ratification and withhold votes from Audit Committee members if non-audit fees exceed audit fees.

Vote case-by-case on auditor Rotation Proposals: tenure of Audit Firm; establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; length of the rotation period advocated in the proposal; significant audit related issues; and number of annual Audit Committee meetings held and the number of financial experts that serve on the Audit Committee.

Generally vote against auditor indemnification and limitation of liability; however we recognize there may be situations where indemnification and limitations on liability may be appropriate.

JPMorgan Asset Management Corporate Governance

4.     Proxy Contest Defenses
4a. Board Structure: Staggered vs. Annual Elections
Proposals regarding classified boards will be voted on a case-by-case basis. Classified boards normally will be supported if the company’s governing documents contain each of the following provisions:

1) Majority of board composed of independent directors,

2) Nominating committee composed solely of independent directors,

3) Do not require more than a two-thirds shareholders’ vote to remove a director, revise any bylaw or revise any classified board provision,

4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

5) Ability of shareholders to call special meeting or to act by written consent with 90 days’ notice,

6) Absence of superior voting rights for one or more classes of stock,

7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).

4b. Shareholder Ability to Remove Directors
Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

4c. Cumulative Voting
Cumulative voting proposals will be voted on a case-by-case basis. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting is not essential. Generally, a company’s governing documents must contain the following provisions for us to vote against restoring or providing for cumulative voting:

1) Annually elected board,

2) Majority of board composed of independent directors,

3) Nominating committee composed solely of independent directors,

4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

5) Ability of shareholders to call special meeting or to act by written consent with 90 days’ notice,

6) Absence of superior voting rights for one or more classes of stock,

7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).

JPMorgan Asset Management Corporate Governance

4d.  Shareholder Ability to Call Special Meeting
Vote against proposals to restrict or prohibit shareholder ability to call special meetings. The ability to call special meetings enables shareholders to remove directors or initiate a shareholder resolution without having to wait for the next scheduled meeting.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

4e. Shareholder Ability to Act by Written Consent
We generally vote for proposals to restrict or prohibit shareholder ability to take action by written consent. The requirement that all shareholders be given notice of a shareholders’ meeting and matters to be discussed therein seems to provide a reasonable protection of minority shareholder rights.

We generally vote against proposals to allow or facilitate shareholder action by written consent.

4f. Shareholder Ability to Alter the Size of the Board
Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

5.      Tender Offer Defenses
5a. Poison Pills
Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill. Studies indicate that companies with a rights plan secure higher premiums in hostile takeover situations.

Review on a case-by-case basis management proposals to ratify a poison pill. We generally look for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision, a 20 percent or higher flip-in provision, and the absence of dead-hand features.

If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

5b. Fair Price Provisions
Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

5c. Greenmail
Vote for proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

5d. Unequal Voting Rights
Generally, vote against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.

Vote for dual-class recapitalizations when the structure is designed to protect economic interests of investors.

5e. Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws
Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

5f.  Supermajority Shareholder Vote Requirement to Approve Mergers
Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

6.      Miscellaneous Board Provisions
6a. Separate Chairman and CEO Positions
We will generally vote for proposals looking to separate the CEO and Chairman roles unless the company has governance structures in place that can satisfactorily counterbalance a combined chairman and CEO/president post. Such a structure should include most or all of the following:

•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties. At a minimum these should include:

(1) Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

(2) Serves as liaison between the chairman and the independent directors,

(3) Approves information sent to the board,

(4) Approves meeting agendas for the board,

(5) Approves meeting schedules to assure that there is sufficient time for discussion of all agenda items,

(6) Has the authority to call meetings of the independent directors, and

(7) If requested by major shareholders, ensures that he is available for consultation and direct communication;

•	2/3 of independent board;

•	All-independent key committees;

•	Committee chairpersons nominated by the independent directors;

•	CEO performance is reviewed annually by a committee of outside directors; and

•	Established governance guidelines.

Additionally, the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers.

6b.  Lead Directors and Executive Sessions
In cases where the CEO and Chairman roles are combined, we will vote for the appointment of a "lead" (non-insider) director and for regular "executive" sessions (board meetings taking place without the CEO/Chairman present).

6c.       Majority of Independent Directors
We generally vote for proposals that call for the board to be composed of a majority of independent directors. We believe that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

Vote for shareholder proposals requesting that the board’s audit, compensation, and/or nominating committees include independent directors exclusively.

Generally vote for shareholder proposals asking for a 2/3 independent board.

6d.  Stock Ownership Requirements
Vote for shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board, so long as such minimum amount is not excessive or unreasonable.

6e. Term of Office
Vote against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

6f.  Director and Officer Indemnification and Liability Protection
Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

Vote against proposals to limit or eliminate director and officer liability for monetary damages for violating the relevant duty of care.

Vote against indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

Vote for proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the company’s best interests, and (2) the director’s legal expenses would be covered.

6g.  Board Size
Vote for proposals to limit the size of the board to 15 members.

6h. Majority Vote Standard
We would generally vote for proposals asking for the board to initiate the appropriate process to amend the company’s governance documents (certificate of incorporation or bylaws) to provide that director nominees shall be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders.  We would generally review on a case-by-case basis proposals that address alternative approaches to a majority vote requirement.

7.     Miscellaneous Governance Provisions
7a.  Independent Nominating Committee
Vote for the creation of an independent nominating committee.

7b.  Confidential Voting
Vote for shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

7c.  Equal Access
Vote for shareholder proposals that would give significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees and to nominate their own candidates to the board.

7d.  Bundled Proposals
Review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

7e.  Charitable Contributions
Vote against shareholder proposals regarding charitable contributions. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

7f.   Date/Location of Meeting
Vote against shareholder proposals to change the date or location of the shareholders’ meeting. No one site will meet the needs of all shareholders.

7g.  Include Nonmanagement Employees on Board
Vote against shareholder proposals to include nonmanagement employees on the board. Constituency representation on the board is not supported, rather decisions are based on director qualifications.

7h.  Adjourn Meeting if Votes are Insufficient
Vote for proposals to adjourn the meeting when votes are insufficient. Management has additional opportunities to present shareholders with information about its proposals.

7i.   Other Business
Vote for proposals allowing shareholders to bring up “other matters” at shareholder meetings.

7j.   Disclosure of Shareholder Proponents
Vote for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

8.      Capital Structure
8a.  Common Stock Authorization
Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Vote against proposals to increase the number of authorized shares of a class of stock that has superior voting rights in companies that have dual-class capital structure.

8b.  Stock Distributions: Splits and Dividends
Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company’s industry and performance as measured by total shareholder returns.

8c.  Reverse Stock Splits
Vote for management proposals to implement a reverse stock split that also reduces the number of authorized common shares to a level where the number of shares available for issuance is not excessive given a company’s industry and performance in terms of shareholder returns.

Vote case-by-case on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue.

8d.  Blank Check Preferred Authorization
Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote for proposals to create “blank check” preferred stock in cases when the company expressly states that the stock will not be used as a takeover device.

Vote for proposals to authorize preferred stock in cases when the company specifies voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance as measured by total shareholder returns.

8e.  Shareholder Proposals Regarding Blank Check Preferred Stock
Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

8f.  Adjustments to Par Value of Common Stock
Vote for management proposals to reduce the par value of common stock. The purpose of par value is to establish the maximum responsibility of a shareholder in the event that a company becomes insolvent.

8g.  Restructurings/Recapitalizations
Review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan or if the company is in danger of being delisted on a case-by-case basis. Consider the following issues:

Dilution—How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

Change in Control—Will the transaction result in a change in control of the company?

Bankruptcy—Generally, approve proposals that facilitate debt restructurings unless there areclearsigns of self-dealing or other abuses.

8h.  Share Repurchase Programs
Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

8i.  Targeted Share Placements
These shareholder proposals ask companies to seek stockholder approval before placing 10% or more of their voting stock with a single investor. The proposals are in reaction to the placement by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer. These proposals are voted on a case by case basis after reviewing the individual situation of the company receiving the proposal.

9.     Executive and Director Compensation
9a.  Stock-based Incentive Plans
Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in our analysis are the amount of the company's outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock's fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices. Every award type is valued. An estimated dollar cost for the proposed plan and all continuing plans is derived. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth and will be considered along with dilution to voting power.

Once the cost of the plan is estimated, it is compared to a company-specific dilution cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groupings. To determine allowable caps, companies are categorized according to standard industry code (SIC) groups. Top quartile performers for each group are identified on the basis of five-year total shareholder returns. Industry-specific cap equations are developed using regression analysis to determine those variables that have the strongest correlation to shareholder value transfer. Industry equations are used to determine a company-specific allowable cap; this is accomplished by plugging company specific data into the appropriate industry equation to reflect size, performance, and levels of cash compensation.

Votes are primarily determined by this quantitative analysis. If the proposed plan cost is above the allowable cap, an against vote is indicated. If the proposed cost is below the allowable cap, a vote for the plan is indicated unless the plan violates the repricing guidelines. If the company has a history of repricing options or has the express ability to reprice underwater stock options without first securing shareholder approval under the proposed plan, the plan receives an against vote— even in cases where the plan cost is considered acceptable based on the quantitative analysis.

We vote against equity plans that have high average three year burn rates, unless the company has publicly committed to reduce the burn rate to a rate that is comparable to its peer group (as determined by JPMAM). JPMAM defines high average three-year burn rate as the following: the company’s most recent three-year burn rate exceeds one standard deviation by Russell 3000 index and non-Russell 3000 index; the company’s most recent three-year burn rate exceeds two percent of common shares outstanding.

Review case by case stock based plans for companies which rely heavily upon stock for incentive compensation.  These companies include high growth and financial services companies where threshhold tests fall within 5% of either threshold test (burn rate and /or shareholder transfer value tests).

9a.  Stock-based Incentive Plans
For companies in the Russell 3000 we will generally vote against a plan and/or withhold from members of the compensation committee, when there is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on. Specifically, if the company has negative one- and three-year total shareholder returns, and its CEO also had an increase in total direct compensation from the prior year, it would signify a disconnect in pay and performance. If more than half of the increase in total direct compensation is attributable to the equity component, we would generally recommend against the equity plan in which the CEO participates.

9b.  Approval of Cash or Cash-and-Stock Bonus Plans
Vote for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code.

9c.  Shareholder Proposals to Limit Executive and Director Pay
Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

Review on a case-by-case basis shareholder proposals for performance pay such as indexed or premium priced options if a company has a history of oversized awards and one-, two- and three-year returns below its peer group.

9d.  Say on Pay
Vote for “Say on Pay”  a non-binding advisory vote but vote against proposals which would require further shareholder say on compensation whereby shareholder influence would impede on one of the main duties of the board of directors of the company.

9e.  Golden and Tin Parachutes
Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes. Favor golden parachutes that limit payouts to two times base salary, plus guaranteed retirement and other benefits.

Change-in-control payments should only be made when there is a significant change in company ownership structure, and when there is a loss of employment or substantial change in job duties associated with the change in company ownership structure (“double-triggered”).  Change-in-control provisions should exclude excise tax gross-up and eliminate the acceleration of vesting of equity awards upon a change in control unless provided under a double-trigger scenario.

Generally vote case-by-case for proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

9f.  401(k) Employee Benefit Plans
Vote for proposals to implement a 401(k) savings plan for employees.

9g.  Employee Stock Purchase Plans
Vote for qualified employee stock purchase plans with the following features: the purchase price is at least 85 percent of fair market value; the offering period is 27 months or less; and potential voting power dilution (shares allocated to the plan as a percentage of outstanding shares) is ten percent or less.

Vote for nonqualified employee stock purchase plans with the following features: broad-based participation (i.e., all employees of the company with the exclusion of individuals with five percent or more of beneficial ownership of the company); limits on employee contribution, which may be a fixed dollar amount or expressed as a percentage of base salary; company matching contribution up to 25 percent of the employee’s contribution, which is effectively a discount of 20 percent from market value; and no discount on the stock price on the date of purchase since there is a company matching contribution

9h.  Option Expensing
Generally, vote for shareholder proposals to expense fixed-price options.

9i.  Option Repricing
In most cases, we take a negative view of option repricings and will, therefore, generally vote against such proposals. We do, however, consider the granting of new options to be an acceptable alternative and will generally support such proposals.

9j.  Stock Holding Periods
Generally vote against all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.

9k.  Transferable Stock Options
Review on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including cost of proposal and alignment with shareholder interests.

9l.  Recoup Bonuses
Vote case-by-case on shareholder proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation.

10. Incorporation
10a.  Reincorporation Outside of the United States
Generally speaking, we will vote against companies looking to reincorporate outside of the U.S.

10b. Voting on State Takeover Statutes
Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

10c. Voting on Reincorporation Proposals
Proposals to change a company’s state of incorporation should be examined on a case-by-case basis. Review management’s rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

11. Mergers and Corporate Restructurings
11a.  Mergers and Acquisitions
Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

11b. Nonfinancial Effects of a Merger or Acquisition
Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. We generally vote against proposals to adopt such charter provisions. We feel it is the directors' fiduciary duty to base decisions solely on the financial interests of the shareholders.

11c.  Corporate Restructuring
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, “going private” proposals,  spin-offs, liquidations, and asset sales, should be considered on a case-by-case basis.

11d. Spin-offs
Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

11e. Asset Sales
Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

11f.  Liquidations
Votes on liquidations should be made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

11g. Appraisal Rights
Vote for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

11h. Changing Corporate Name
Vote for changing the corporate name.

12. Social and Environmental Issues

We believe that a company’s environmental policies may have a long-term impact on the company’s financial performance.  We believe that good corporate governance policies should consider the impact of company operations on the environment and the cost of compliance with laws and regulations relating to environmental matters, physical damage to the environment (including the costs of clean-ups and repairs), consumer preferences and capital investments related to climate change. Furthermore, we believe that corporate shareholders have a legitimate need for information to enable them to evaluate the potential risks and opportunities that climate change and other environmental matters pose to the company’s operations, sales and capital investments.  Therefore, we generally encourage a level of reporting that is not unduly costly or burdensome, but which provides sufficient information to enable shareholders to evaluate the company’s environmental policies and performance.  At the same time, we recognize that, in some cases, a company may already be providing current, publicly-available information on the possible impact that climate change will have on the company, as well as associated policies and procedures that address the risks and opportunities to the company, or a shareholder proposal may seek a level of disclosure that exceeds that provided by the company’s industry peers and that may put the company at a competitive disadvantage.

12a. Energy and Environment
Vote case-by-case on proposals that request companies to subscribe to the CERES Principles.

Vote for proposals that request companies to outline their preparedness to comply with the Kyoto Protocol.

Vote case-by-case on disclosure reports that seek additional information.

Vote case-by-case on proposals that request a report on greenhouse gas emissions from company operations and/or products.

Vote case-by-case on proposals that request a report on the impact of climate change on the company’s operations and/or products.

Vote case-by-case on proposals seeking additional information on other environmental matters affecting the company, its operations and/or its products.

Vote case-by-case on proposals requesting a company report on its energy efficiency policies.

12b. Military Business
Vote case-by-case on defense issue proposals.

Vote case-by-case on disclosure reports that seek additional information on military-related operations.

12c. International Labor Organization Code of Conduct
Vote case-by-case on proposals to endorse international labor organization code of conducts.

Vote case-by-case on disclosure reports that seek additional information on company activities in this area.

12d. Promote Human Rights in China, Nigeria, the Sudan and Burma
Vote case-by-case on proposals to promote human rights in countries such as China, Nigeria, the Sudan and Burma.

Vote case-by-case on disclosure reports that seek additional information on company activities regarding human rights.

12e. World Debt Crisis
Vote case-by-case on proposals dealing with third world debt.

Vote case-by-case on disclosure reports regarding company activities with respect to third world debt.

12f. Equal Employment Opportunity and Discrimination
Vote case-by-case on proposals regarding equal employment opportunities and discrimination.

Vote case-by-case on disclosure reports that seek additional information about affirmative action efforts, particularly when it appears that companies have been unresponsive to shareholder requests.

12g. Animal Rights
Vote case-by-case on proposals that deal with animal rights.

12h. Product Integrity and Marketing
Vote case-by-case on proposals that ask companies to end their production of legal, but socially questionable, products.

Vote case-by-case on disclosure reports that seek additional information regarding product integrity and marketing issues.

Vote case-by-case on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures.

Vote case-by-case on proposals requesting the company to report on its policies, initiatives/procedures, oversight mechanisms related to toxic materials, including certain product line toxicities, and/or product safety in its supply chain.

12i. Human Resources Issues
Vote case-by-case on proposals regarding human resources issues.

Vote case-by-case on disclosure reports that seek additional information regarding human resources issues.

12j. Link Executive Pay with Social and/or Environmental Criteria
Vote case-by-case on proposals to link executive pay with the attainment of certain social and/or environmental criteria.

Vote case-by-case on disclosure reports that seek additional information regarding this issue.

12k. High Risk Markets
Vote case-by-case on requests for the company to review and report on the financial and reputation risks associated with operations in “high risk” markets, such as a terrorism-sponsoring state or otherwise.

13. Foreign Proxies
Responsibility for voting non-U.S. proxies rests with our Proxy Voting Committee located in London. The Proxy Committee is composed of senior analysts and portfolio managers and officers of the Legal and Compliance Department. It is chaired by a Managing Director of the Firm. A copy of our policy for voting international proxies can be provided upon request.

14. Pre-Solicitation Contact
From time to time, companies will seek to contact analysts, portfolio managers and others in advance of the formal proxy solicitation to solicit support for certain contemplated proposals. Such contact can potentially result in the recipient receiving material non-public information and result in the imposition of trading restrictions. Accordingly, pre-solicitation contact should occur only under very limited circumstances and only in accordance with the terms set forth herein.

What is material non-public information?
The definition of material non-public information is highly subjective. The general test, however, is whether or not such information would reasonably affect an investor's decision to buy, sell or hold securities, or whether it would be likely to have a significant market impact. Examples of such information include, but are not limited to:
•       a pending acquisition or sale of a substantial business;
•       financial results that are better or worse than recent trends would lead one to expect;
•       major management changes;
•       an increase or decrease in dividends;
•       calls or redemptions or other purchases of its securities by the company;
•       a stock split, dividend or other recapitalization; or
•       financial projections prepared by the Company or the Company's representatives.

What is pre-solicitation contact?
Pre-solicitation contact is any communication, whether oral or written, formal or informal, with the Company or a representative of the Company regarding proxy proposals prior to publication of the official proxy solicitation materials. This contact can range from simply polling investors as to their reaction to a broad topic, e.g., "How do you feel about dual classes of stock?", to very specific inquiries, e.g., "Here's a term sheet for our restructuring. Will you vote to approve this?"

Determining the appropriateness of the contact is a factual inquiry which must be determined on a case-by-case basis. For instance, it might be acceptable for us to provide companies with our general approach to certain issues. Promising our vote, however, is prohibited under all circumstances. Likewise, discussion of our proxy guidelines, in whole or in part, with a company or others is prohibited. In the event that you are contacted in advance of the publication of proxy solicitation materials, please notify the
Legal/Compliance Department immediately. The Company or its representative should  be instructed that all further contact should be with the Legal/Compliance Department.

It is also critical to keep in mind that as a fiduciary, we exercise our proxies solely in the best interests of our clients. Outside influences, including those from within J.P. Morgan
Chase should not interfere in any way in our decision making process. Any calls of this nature should be referred to the Legal/Compliance Department for response.

JPMorgan Asset Management Corporate Governance

PROXY VOTING POLICY OF
LAZARD ASSET MANAGEMENT LLC
AND
LAZARD ASSET MANAGEMENT (CANADA), INC.

  A.  Introduction

Lazard Asset Management LLC and Lazard Asset Management (Canada), Inc. (together, “Lazard”) provide investment management services for client accounts, including proxy voting services.  As a fiduciary, Lazard is obligated to vote proxies in the best interests of its clients.  Lazard has developed a structure that is designed to ensure that proxy voting is conducted in an appropriate manner, consistent with clients’ best interests, and within the framework of this Proxy Voting Policy (the “Policy”).  Lazard has adopted this Policy in order to satisfy its fiduciary obligation and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.

Lazard manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, and investment companies and other collective investment vehicles.  To the extent that proxy voting authority is delegated to Lazard, Lazard’s general policy is to vote proxies on a given issue the same for all of its clients.  This Policy is based on the view that Lazard, in its role as investment adviser, must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and the votes that it casts on behalf of all its clients are intended to accomplish that objective.   This Policy recognizes that there may be times when meeting agendas or proposals may create the appearance of a material conflict of interest for Lazard.  When such a conflict may appear, Lazard will seek to alleviate the potential conflict by voting consistent with pre-approved guidelines or, in situations where the pre-approved guideline is to vote case-by-case, with the recommendation of an independent source.  More information on how Lazard handles conflicts is provided in Section F of this Policy.

B.  Responsibility to Vote Proxies

Generally, Lazard is willing to accept delegation from its clients to vote proxies.  Lazard does not delegate that authority to any other person or entity, but retains complete authority for voting all proxies on behalf of its clients.  Not all clients delegate proxy-voting authority to Lazard, however, and Lazard will not vote proxies, or provide advice to clients on how to vote proxies, in the absence of a specific delegation of authority or an obligation under applicable law.  For example, securities that are held in an investment advisory account for which Lazard exercises no investment discretion, are not voted by Lazard, nor are shares that a client has authorized their custodian bank to use in a stock loan program which passes voting rights to the party with possession of the shares.

As discussed more fully in Section G of this Policy, there may be times when Lazard determines that it would be in the best interests of its clients to abstain from voting proxies.

C.  General Administration

1.  Overview

Lazard’s proxy voting process is administered by its Proxy Operations Department (“ProxyOps”), which reports to Lazard’s Chief Operations Officer.  Oversight of the process is provided by Lazard’s Legal and Compliance Department and by a Proxy Committee currently consisting of Managing Directors, portfolio managers and other investment personnel of Lazard.  The Proxy Committee meets at least semi-annually to review this Policy and consider changes to it, as well as specific proxy voting guidelines (the “Approved Guidelines”), which are discussed below.  Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as requested by the Manager of ProxyOps, any member of the Proxy Committee, or Lazard’s General Counsel or Chief Compliance Officer.  A representative of Lazard’s Legal and Compliance Department must be present at all Proxy Committee meetings.

2.  Role of Third Parties

To assist it in its proxy-voting responsibilities, Lazard currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. (“ISS”), one of the world’s largest providers of proxy-voting services.    ISS provides Lazard with its independent analysis and recommendation regarding virtually every proxy proposal that Lazard votes on behalf of its clients, with respect to both U.S. and non-U.S. securities.

ISS provides other proxy-related administrative services to Lazard.  ISS receives on Lazard’s behalf all proxy information sent by custodians that hold securities of Lazard’s clients.  ISS posts all relevant information regarding the proxy on its password-protected website for Lazard to review, including meeting dates, all agendas and ISS’ analysis.  ProxyOps reviews this information on a daily basis and regularly communicates with representatives of ISS to ensure that all agendas are considered and proxies are voted on a timely basis.  ISS also provides Lazard with vote execution, recordkeeping and reporting support services.

3.  Voting Process

Lazard’s Proxy Committee has approved specific proxy voting guidelines regarding various common proxy proposals (the “Approved Guidelines”).  As discussed more fully below in Section D of this Policy, depending on the proposal, an Approved Guideline may provide that Lazard should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis.

Where the Approved Guideline for a particular type of proxy proposal is to vote on a case-by case basis, Lazard believes that input from a portfolio manager or research analysts with knowledge of the issuer and its securities (collectively, “Portfolio Management”) is essential.  Portfolio Management is, in Lazard’s view, best able to evaluate the impact that the outcome on a particular proposal will have on the value of the issuer’s shares.  Consequently, the Manager of ProxyOps seeks Portfolio Management’s recommendation on how to vote all such proposals. Similarly, with respect to certain Lazard strategies, as discussed more fully in Sections F and G below, the Manager of ProxyOps will consult with Portfolio Management to determine when it would be appropriate to abstain from voting.

In seeking Portfolio Management’s recommendation, the Manager of ProxyOps provides ISS’ recommendation and analysis.  Portfolio Management provides the Manager of ProxyOps with its recommendation and the reasons behind it.  ProxyOps will generally vote as recommended by Portfolio Management, subject to certain strategy- specific situations or situations where there may appear to be a material conflict of interest, in which case an alternative approach may be followed.  (See Sections F and G below.)  Depending on the facts surrounding a particular case-by-case proposal, or Portfolio Management’s recommendation on a case-by-case proposal, the Manager of ProxyOps may consult with Lazard’s Chief Compliance Officer or General Counsel, and may seek the final approval of the Proxy Committee regarding Portfolio Management’s recommendation.  If necessary, and in cases where there is a possibility of a split vote among Portfolio Management teams as described in Section G.1. below, a meeting of the Proxy Committee will be convened to discuss the proposal and reach a final decision on Lazard’s vote.

Subject to certain strategy-specific situations, ProxyOps generally votes all routine proposals (described below) according to the Approved Guidelines.  For non-routine proposals where the Approved Guideline is to vote for or against, ProxyOps will provide Portfolio Management with both the Approved Guideline, as well as ISS’ recommendation and analysis.  Unless Portfolio Management disagrees with the Approved Guideline for the specific proposal, ProxyOps will generally vote the proposal according to the Approved Guideline.  If Portfolio Management disagrees, however, it will provide its reason for doing so.  All the relevant information will be provided to the Proxy Committee members for a final determination of such non-routine items.  It is expected that the final vote will be cast according to the Approved Guideline, absent a compelling reason for not doing so, and subject to situations where there may be the appearance of a material conflict of interest or certain strategy-specific situations, in which case an alternative approach may be followed.  (See Sections F and G, below.)

  D.  Specific Proxy Items

Shareholders receive proxies involving many different proposals.  Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company’s name.  Others are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions and social or political issues.  Following are the Approved Guidelines for a significant proportion of the proxy proposals on which Lazard regularly votes.  Of course, other proposals may be presented from time to time.  Those proposals will be discussed with the Proxy Committee to determine how they should be voted and, if it is anticipated that they may re-occur, to adopt an Approved Guideline.

Certain strategy-specific considerations may result in Lazard voting proxies other than according to Approved Guidelines, not voting shares at all, issuing standing instructions to ISS on how to vote certain proxy matters or other differences from how Lazard votes or handles its proxy voting.  These considerations are discussed in more detail in Section G, below.

1.  Routine Items

Lazard generally votes routine items as recommended by the issuer’s management and board of directors, and against any shareholder proposals regarding those routine matters, based on the view that management is in a better position to evaluate the need for them.  Lazard considers routine items to be those that do not change the structure, charter, bylaws, or operations of an issuer in any way that is material to shareholder value.  Routine items generally include:

• routine election or re-election of directors;

• appointment or election of auditors, in the absence of any controversy or conflict regarding the auditors;

• issues relating to the timing or conduct of annual meetings; and

• name changes.

2.  Corporate Governance and Shareholder Rights Matters

Many proposals address issues related to corporate governance and shareholder rights.  These items often relate to a board of directors and its committees, anti-takeover measures, and the conduct of the company’s shareholder meetings.

 a.  Board of Directors and Its Committees

Lazard votes in favor of provisions that it believes will increase the effectiveness of an issuer’s board of directors.  Lazard believes that in most instances, a board and the issuer’s management are in the best position to make the determination how to best increase a board’s effectiveness.  Lazard does not believe that establishing burdensome requirements regarding a board will achieve this objective.  Lazard has Approved Guidelines to vote:

• For the establishment of an independent nominating committee, audit committee or compensation committee of a board of directors;

• For a requirement that a substantial majority (e.g. 2/3) of a US or UK company’s directors be independent;

• On a case-by-case basis regarding the election of directors where the board does not have independent “key committees” or sufficient independence;

• For proposals that a board’s committees be comprised solely of independent directors or consist of a majority of independent directors;

• For proposals to limit directors’ liability; broaden indemnification of directors; and approve indemnification agreements for officers and directors, unless doing so would affect shareholder interests in a specific pending or threatened litigation; or for indemnification due to negligence in these cases voting is on a case-by-case basis;

• For proposals seeking to de-classify a board and Against proposals seeking to classify a board;

• On a case-by-case basis on all proposals relating to cumulative voting;

• Against shareholder proposals, absent a demonstrable need, proposing the establishment of additional committees; and on a case-by-case basis regarding the establishment of shareholder advisory committees.

• Against shareholder proposals seeking union or special-interest representation on the board;

• Against shareholder proposals seeking to establish term limits or age limits for directors;

• On a case-by-case basis on shareholder proposals seeking to require that the issuer’s chairman and chief executive officer be different individuals;

• Against shareholder proposals seeking to establish director stock-ownership requirements; and

• Against shareholder proposals seeking to change the size of a board, requiring women or minorities to serve on a board, or requiring two candidates for each board seat.

b.  Anti-takeover Measures

Certain proposals are intended to deter outside parties from taking control of a company.  Such proposals could entrench management and adversely affect shareholder rights and the value of the company’s shares.  Consequently, Lazard has adopted Approved Guidelines to vote:

• Against proposals to adopt supermajority vote requirements, or increase vote requirements, for mergers or for the removal of directors;

• On a case-by-case basis regarding shareholder rights plans (also known as “poison pill plans”) and For proposals seeking to require all poison pill plans be submitted to shareholder vote;

• Against proposals seeking to adopt fair price provisions and For proposals seeking to rescind them;

• Against “blank check” preferred stock; and

• On a case-by-case basis regarding other provisions seeking to amend a company’s by-laws or charter regarding anti-takeover provisions.

 c.  Conduct of Shareholder Meetings

Lazard generally opposes any effort by management to restrict or limit shareholder participation in shareholder meetings, and is in favor of efforts to enhance shareholder participation.  Lazard has therefore adopted Approved Guidelines to vote:

• Against proposals to adjourn meetings;

• Against proposals seeking to eliminate or restrict shareholders’ right to call a special meeting;

• For proposals providing for confidential voting;

• Against efforts to eliminate or restrict right of shareholders to act by written consent;

• Against proposals to adopt supermajority vote requirements, or increase vote requirements, and

• On a case-by-case basis on changes to quorum requirements.

3.  Changes to Capital Structure

Lazard receives many proxies that include proposals relating to a company’s capital structure.  These proposals vary greatly, as each one is unique to the circumstances of the company involved, as well as the general economic and market conditions existing at the time of the proposal.  A board and management may have many legitimate business reasons in seeking to effect changes to the issuer’s capital structure, including raising additional capital for appropriate business reasons, cash flow and market conditions.  Lazard generally believes that these decisions are best left to management, absent apparent reasons why they should not be.  Consequently, Lazard has adopted Approved Guidelines to vote:

• For management proposals to increase or decrease authorized common or preferred stock (unless it is believed that doing so is intended to serve as an anti-takeover measure);

• For stock splits and reverse stock splits;

• On a case-by-case basis on matters affecting shareholder rights, such as amending votes-per-share;

• On a case-by-case basis on management proposals to issue a new class of common or preferred shares;

• For management proposals to adopt or amend dividend reinvestment plans;

• Against changes in capital structure designed to be used in poison pill plans; and

• On a case-by-case basis on proposals seeking to approve or amend stock ownership limitations or transfer restrictions.

4.  Stock Option Plans and Other Executive Compensation Issues

Lazard supports efforts by companies to adopt compensation and incentive programs to attract and retain the highest caliber management possible, and to align the interests of a board, management and employees with those of shareholders.  Lazard favors programs intended to reward management and employees for positive, long-term performance.  However, Lazard will evaluate whether it believes, under the circumstances, that the level of compensation is appropriate or excessive.   Lazard has Approved Guidelines to vote:

• On a case-by-case basis regarding all stock option plans;

• Against restricted stock plans that do not involve any performance criteria;

• For employee stock purchase plans;

• On a case-by-case basis for stock appreciation rights plans;

• For deferred compensation plans;

• Against proposals to approve executive loans to exercise options;

• Against proposals to re-price underwater options;

• On a case-by-case basis regarding shareholder proposals to eliminate or restrict severance agreements, and For proposals to submit severance agreements to shareholders for approval; and Against proposals to limit executive compensation or to require executive compensation to be submitted for shareholder approval, unless, with respect to the latter submitting compensation plans for shareholder approval is required by local law or practice.

5.  Mergers and Other Significant Transactions

Shareholders are asked to consider a number of different types of significant transactions, including mergers, acquisitions, sales of all or substantially all of a company’s assets, reorganizations involving business combinations and liquidations.  Each of these transactions is unique.  Therefore, Lazard’s Approved Guideline is to vote on each of these transactions on a case-by-case basis.

6.  Social and Political Issues

Proposals involving social and political issues take many forms and cover a wide array of issues.  Some examples are: adoption of principles to limit or eliminate certain business activities, or limit or eliminate business activities in certain countries; adoption of certain conservation efforts; reporting of charitable contributions or political contributions or activities; or the adoption of certain principles regarding employment practices or discrimination policies.  These items are often presented by shareholders and are often opposed by the company’s management and its board of directors.

Lazard generally supports the notion that corporations should be expected to act as good citizens, but, as noted above, is obligated to vote on social and political proposals in a way that it believes will most increase shareholder value.  As a result, Lazard has adopted Approved Guidelines to vote on a case-by-case basis for most social and political issue proposals.  Lazard will generally vote for the approval of anti-discrimination policies.

E.  Voting Non-U.S. Securities

Lazard invests in non-U.S. securities on behalf of many clients.  Laws and regulations regarding shareholder rights and voting procedures differ dramatically across the world.  In certain countries, the requirements or restrictions imposed before proxies may be voted may outweigh any benefit that could be realized by voting the proxies involved.  For example, certain countries restrict a shareholder’s ability to sell shares for a certain period of time if the shareholder votes proxies at a meeting (a practice known as “share blocking”).  In other instances, the costs of voting a proxy (i.e., by being required to send a representative to the meeting) may simply outweigh any benefit to the client if the proxy is voted.  Generally, the Manager of ProxyOps will consult with Portfolio Management to determine whether they believe it is in the interest of the clients to vote the proxies.  In these instances, the Proxy Committee will have the authority to decide that it is in the best interest of its clients not to vote the proxies.

There may be other instances where Portfolio Management may wish to refrain from voting proxies (See Section G.1. below). Due to the nature of the strategy, a decision to refrain from voting proxies for securities held by the Korea Corporate Governance strategy managed by Lazard (“KCG”), certain Japanese securities or emerging market securities will generally be determined by Portfolio Management. (See Section G.1. below.)

  F.  Conflicts of Interest

1.  Overview

Lazard is required to vote proxies in the best interests of its clients.  It is essential, therefore, that material conflicts of interest or the appearance of a material conflict be avoided.

Potential conflicts of interest are inherent in Lazard’s organizational structure and in the nature of its business.  Following are examples of situations that could present a conflict of interest or the appearance of a conflict of interest:

• Lazard Frères & Co. LLC (“LF&Co.”), Lazard’s parent and a registered broker-dealer, or an investment banking affiliate has a relationship with a company the shares of which are held in accounts of Lazard clients, and has provided services to the company with respect to an upcoming significant proxy proposal (i.e., a merger or other significant transaction);

• Lazard serves as an investment adviser for a company the management of which supports a particular proposal, and shares of the company are held in accounts of Lazard clients;

• Lazard serves as an investment adviser for the pension plan of an organization that sponsors a proposal; or

• A Lazard employee who would otherwise be involved in the decision-making process regarding a particular proposal has a material relationship with the issuer or owns shares of the issuer.

 2.  General Policy and Consequences of Violations

All proxies must be voted in the best interest of each Lazard client, without any consideration of the interests of any other Lazard client (unrelated to the economic effect of the proposal being voted on share price), Lazard, LF&Co. or any of their Managing Directors, officers, employees or affiliates.  ProxyOps is responsible for all proxy voting in accordance with this Policy after consulting with the appropriate member or members of Portfolio Management, the Proxy Committee and/or the Legal and Compliance Department.  No other officers or employees of Lazard, LF&Co. or their affiliates may influence or attempt to influence the vote on any proposal.  Doing so will be a violation of this Policy. Any communication between an officer or employee of LF&Co. and an officer or employee of Lazard trying to influence how a proposal should be voted is prohibited, and is a violation of this Policy.  Violations of this Policy could result in disciplinary action, including letter of censure, fine or suspension, or termination of employment.  Any such conduct may also violate state and Federal securities and other laws, as well as Lazard’s client agreements, which could result in severe civil and criminal penalties being imposed, including the violator being prohibited from ever working for any organization engaged in a securities business.   Every officer and employee of Lazard who participates in any way in the decision-making process regarding proxy voting is responsible for considering whether they have a conflicting interest or the appearance of a conflicting interest on any proposal.  A conflict could arise, for example, if an officer or employee has a family member who is an officer of the issuer or owns securities of the issuer.  If an officer or employee believes such a conflict exists or may appear to exist, he or she should notify the Chief Compliance Officer immediately and, unless determined otherwise, should not continue to participate in the decision-making process.

3.  Monitoring for Conflicts and Voting When a Material Conflict Exists

Lazard monitors for potential conflicts of interest when it is possible that a conflict could be viewed as influencing the outcome of the voting decision.  Consequently, the steps that Lazard takes to monitor conflicts, and voting proposals when the appearance of a material conflict exists, differ depending on whether the Approved Guideline for the specific item is to vote for or against, or is to vote on a case-by-case basis.

a.  Where Approved Guideline Is For or Against

Most proposals on which Lazard votes have an Approved Guideline to vote for or against.  Generally, unless Portfolio Management disagrees with the Approved Guideline for a specific proposal, ProxyOps votes according to the Approved Guideline.  It is therefore necessary to consider whether an apparent conflict of interest exists where Portfolio Management disagrees with the Approved Guideline.  When that happens, the Manager of ProxyOps will use its best efforts to determine whether a conflict of interest or potential conflict of interest exists by inquiring whether the company itself, or the sponsor of the proposal is a Lazard client.  If either is a Lazard client, the Manager of Proxy Ops will notify Lazard’s Chief Compliance Officer, who will determine whether an actual or potential conflict exists.

If it appears that a conflict of interest exists, the Manager of ProxyOps will notify the Proxy Committee, who will review the facts surrounding the conflict and determine whether the conflict is material.  Whether a conflict is “material” will depend on the facts and circumstances involved.  For purposes of this Policy, the appearance of a material conflict is one that the Proxy Committee determines could be expected by a reasonable person in similar circumstances to influence or potentially influence the voting decision on the particular proposal involved.

If the Proxy Committee determines that there is no material conflict, the proxy will be voted as outlined in this Policy.  If the Proxy Committee determines that a material conflict appears to exist, then the proposal will be voted according to the Approved Guideline.

b.  Where Approved Guideline Is Case-by-Case

In situations where the Approved Guideline is to vote case-by-case and a material conflict of interest appears to exist, Lazard’s policy is to vote the proxy item according to the recommendation of an independent source, currently ISS.  The Manager of ProxyOps will use his best efforts to determine whether a conflict of interest or a potential conflict of interest may exist by inquiring whether the sponsor of the proposal is a Lazard client. If the sponsor is a Lazard client, the Manager of Proxy Ops will notify Lazard’s Chief Compliance Officer, who will determine whether some other conflict or potential conflict exists.

If it appears that a conflict of interest exists, the Manager of ProxyOps will notify the Proxy Committee, who will review the facts surrounding the conflict and determine whether the conflict is material.  There is a presumption that certain circumstances will give rise to a material conflict of interest or the appearance of such material conflict, such as LF&Co. having provided services to a company with respect to an upcoming significant proxy proposal (i.e., a merger or other significant transaction).  If the Proxy Committee determines that there is no material conflict, the proxy will be voted as outlined in this Policy.  If the Proxy Committee determines that a material conflict appears to exist, then the proposal will generally be voted according to the recommendation of ISS, however, before doing so, ProxyOps will obtain a written representation from ISS that it is not in a position of conflict with respect to the proxy, which could exist if ISS receives compensation from the proxy issuer on corporate governance issues in addition to the advice it provides Lazard on proxies.  If ISS is in a conflicting position or if the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, Lazard will obtain a recommendation from a third independent source that provides proxy voting advisory services, and will defer to the majority recommendation.  If a recommendation for a third independent source is not available and ISS is not in a conflicting position, Lazard will follow the recommendation of ISS’ Proxy Advisor Service.  In addition, in the event of a conflict that arises in connection with a proposal for a Lazard mutual fund, Lazard will either follow the procedures described above or vote shares for or against the proposal in proportion to shares voted by other shareholders.

G.  Other Matters

1.  Issues Relating to Management of Specific Lazard Strategies

Due to the nature of certain strategies managed by Lazard, specifically its emerging markets and KCG strategies, there may be times when Lazard believes that it may not be in the best interests of its clients to vote in accordance with the Approved Guidelines, or to vote proxies at all. In certain markets, the fact that Lazard is voting proxies may become public information, and, given the nature of those markets, may impact the price of the securities involved. With respect to the KCG strategy, Lazard may simply require more time to fully understand and address a situation prior to determining what would be in the best interests of shareholders. In these cases ProxyOps will look to Portfolio Management to provide guidance on proxy voting rather than vote in accordance with the Approved Guidelines.

Additionally, particularly with respect to certain Japanese securities, Lazard may not receive notice of a shareholder meeting in time to vote proxies for, or may simply be prevented from voting proxies in connection with, a particular meeting.  Due to the compressed time frame for notification of shareholder meetings and Lazard's obligation to vote proxies on behalf of its clients, Lazard may issue standing instructions to ISS on how to vote on certain matters.

Different strategies managed by Lazard may hold the same securities. However, due to the differences between the strategies and their related investment objectives (e.g., the KCG strategy and an emerging-markets strategy), one Portfolio Management team may desire to vote differently than the other, or one team may desire to abstain from voting proxies while the other may desire to vote proxies.  In this event, Lazard would generally defer to the recommendation of the KCG team to determine what action would be in the best interests of its clients.  However, under unusual circumstances, the votes may be split between the two teams.  In such event, a meeting of the Proxy Committee will be held to determine whether it would be appropriate to split the votes.

2. Stock Lending

As noted in Section B above, Lazard does not vote proxies for securities that a client has authorized their custodian bank to use in a stock loan program, which passes voting rights to the party with possession of the shares.  Under certain circumstances, Lazard may determine to recall loaned stocks in order to vote the proxies associated with those securities.  For example, if Lazard determines that the entity in possession of the stock has borrowed the stock solely to be able to obtain control over the issuer of the stock by voting proxies, Lazard may determine to recall the stock and vote the proxies itself.  However, it is expected that this will be done only in exceptional circumstances.  In such event, Portfolio Management will make this determination and ProxyOps will vote the proxies in accordance with the Approved Guidelines.

H.    Review of Policy

The Proxy Committee will review this Policy at least semi-annually to consider whether any changes should be made to it or to any of the Approved Guidelines.  Questions or concerns regarding the Policy should be raised with Lazard’s General Counsel or Chief Compliance Officer.

November 2008

Proxy Voting Procedure Manual

Jason Gish
Version 1.0
January, 10

M&G Investments

Contents

1       Version Control
2       Introduction
3       The Process
3.1          Decision Maker Identification
3.2          Signing the decision sheet
3.3          Record Keeping
4       Exceptions and General Notes
4.1          European Company Decisions
4.2          SAMI Funds Standing Instruction
4.3          Segregated clients
4.4          Swiss Meetings
4.5          Multiple Voting Responsibility
4.6          Blocking Markets

1     Version Control

Date	Update	Update By:
01/01/06	First draft	Jason Gish
02/04/07	Amended to reflect return of FARE and Japanese voting policy	Jason Gish

17/01/08	Amended for Latent Zero	Sandra Hinkley
20/11/08	Updated for Segregated Clients	Sandra Hinkley
04/02/09	General updates (name change of proxy voting companies)	Sandra Hinkley

2     Introduction

Proxy vote execution is outsourced, depending on custodian, to Broadridge and RiskMetrics using the Proxy Edge and Vote X platforms. Agendas are collated by the M&G Corporate Actions team before being sent to the Front Office for a decision.

Decision making responsibility differs depending on Fund and market. The procedure below details the responsibilities.

Please note these procedures do not constitute a voting policy

3     The Process

As soon as Corporate Actions receive notification from Broadridge and RiskMetrics, they will send by e-mail, OGM, EGM, AGM and Mix meeting requests to the FMA Team Proxy Voting Coordinator (FMA PVC), currently Sandra Hinkley, James Doogan as alternate. Corporate Actions will attach a copy of the decision sheet as an Excel file and a word document containing the resolutions or a link to the company’s website.

3.1  Decision Maker Identification

The following decision tree should be used when determining who is responsible for making the decision:

Decision tree graphic omitted.

•	Note that where a stock is held across multiple desks, it is preferable to get the decision from the main holders so that may act as an indication for other Fund Managers making a decision.

3.1.1  UK Companies

Decision Maker	Corporate Finance (Matthew Beardmore-Gray (MBG))
Standing Instructions?	Vote in favour for all.
Size Limitations?	None. All holdings voted.

Proxy notifications including the report and accounts are sent directly to Corporate Finance from the Custodians. Corporate Finance consider each one and determine whether to let the standing instruction to vote in favour stand.

If Corporate Finance decide to amend the voting instruction, they will instruct Corporate Actions, and inform the relevant Fund Managers.

3.1.2  Non-UK stocks held by the UK Team

Decision Maker	UK Fund Managers
Standing Instructions?	None
Size Limitations?	Holdings of less than 0.25% of the Company (at M&G level) are not voted (1.00% for Europe)

Proxy Voting notices are sent to the PVC. The PVC then obtains a decision and authorisation from the relevant UK Fund Manager before sending the completed decision sheet back to the Corporate Actions team.

3.1.3  All stocks excluding UK held by the Global Team

Decision Maker	Global Fund Managers
Standing Instructions?	None
Size Limitations?	None All holdings voted

All Proxy Voting notices are sent to the PVC, excluding UK. The PVC then obtains a decision and authorisation from the relevant Global Fund Manager before sending the completed decision sheet back to the Corporate Actions team.

3.1.4  Non-UK stocks held by the European Team

Decision Maker	European Fund Managers
Standing Instructions?	None
Size Limitations?	Holdings of less than 1.00% of the Company (at M&G level) are not voted

The PVC obtains a decision and authorisation from the European Fund Managers before sending the completed decision sheet back to the Corporate Actions team.

Fund Managers / Corporate Finance will have the ability to request to see a proxy that falls below the 1% limit in certain circumstances, such as where a company requests that we vote, our peers request that we vote or where we feel it is in the fund’s best interests to vote.

3.1.5  Non-UK stocks held by the Structured Team

Decision Maker	Structured Fund Managers
Standing Instructions?	Take no action for Japanese meetings
Size Limitations?	Holdings of less than 0.25% (1% for Europe) of the Company (at M&G level) are not voted

Proxy Voting notices are sent to the PVC. The PVC then obtains a decision and authorisation from the relevant Structured Fund Manager before sending the completed decision sheet back to the Corporate Actions team.

The numbers of Japanese meetings that are held on the same day make it impractical for these to be voted for the Passive Funds. Shareholder dissention is common should a vote be opposed. In these instances, separate corporate event notices are sent to the Fund Manager.

3.2  Signing the decision sheet

All relevant decision makers MUST put their decision number (1 is TAKE NO ACTION) in FM decision box and sign the decision sheet.

3.2.1  Decision Sheet Options

There are currently 5 options available to MBG and the Fund Managers to decide upon on the decision sheet prior to signing:-

1.  TAKE NO ACTION (No voting at meeting, query if holding is 1% or over).
2.  ABSTAIN FOR ALL RESOLUTIONS (Stock is blocked - see below)
3.  VOTE IN FAVOUR OF ALL RESOLUTIONS (Stock is blocked - see below).
4.  VOTE AGAINST ALL RESOLUTIONS (Stock is blocked - see below).
5.  A COMBINATION OF 2, 3 AND 4(PLEASE SPECIFY - Stock is blocked - see below).

3.2.2  Signed decision sheet

Once the relevant Fund Manager/s have chosen their decision and signed the decision sheet this should then be faxed up to Corporate Actions (saved in memory of fax machine located at end of dealers bank of desks).
NB Corporate Finance deal directly with Corporate Actions

An email should then be sent to Corporate Actions Team informing them of sent decision sheets.

3.3  Record Keeping

Back Office are the core record keepers

4     Exceptions and General Notes

4.1   Standing Instruction

4.1.1  Far East AGM’s and EGMs

•	For SAMIA and PPLIA there are standing instructions in place take no action

4.2   Segregated clients

Vanguard currently vote their own meetings. No voting is undertaken by M&G.

Mizuho Trust & Banking Co Ltd vote their own meetings. No voting is undertaken by M&G.

4.3     Swiss Meetings

For Swiss meetings there may just be a decision sheet as these meetings require an acknowledgement for share registration consent only. This is because Swiss companies like all classes of shares to have voting rights, so before the meeting takes place all shares can be re-registered enabling all holders to vote.

Voting ‘FOR’ will ensure shares are temporarily re-registered thereby allowing voting instructions to be accepted at the shareholder meeting. Voting instructions are required to be submitted separately against the reported shareholder meeting in accordance with the advised instruction deadline.

Re-registering stock may impact your ability to sell such stock in the market. Any such restrictions should be coded onto order management system (Latent Zero) as instructed by the Corporate Action Team to the Surveillance Monitoring Team.

4.4  Multiple Voting Responsibility

If there is more than one decision maker involved on a non-UK meeting, collaboration should exist to ensure that there is consistency in the vote. Any differences between Fund Managers should be communicated by the PVC to ensure that the decisions are as intended.

4.5  Blocking Markets

If Corporate Finance or a Fund Manager elects to vote then it is quite possible that a trade block will be placed on this

The following countries are share blocking markets:-

Argentina	Morocco
Austria	Netherlands
Belgium	Norway (depends on the sub custodian)
Czech Rep	Poland
Egypt	Portugal
Greece	Slovakia
Hungary	Switzerland (bearer shares)
Italy	Turkey
Mauritius

The voting notice from Corporate Actions will denote if the stock will be blocked on voting. The PVC will point this out to the Fund Manager when requesting signoff.

Therefore once Corporate Actions have received the faxed copy of the decision sheet they will e-mail ‘Surveillance Monitoring’ who will add the trade block for the relevant funds and block the stock at fund level.

The Block request is sent as soon as Corporate Actions receive the faxed decision sheet regardless of when the meeting is. This may mean that a stock is blocked on the systems when in reality the custodian has yet to receive the instruction or place the block. Any such block will remain in place until 1 day after the meeting.

Care should be taken where meetings may not have reached a quorum. In such circumstances a meeting may be reconvened and shares continue to block. Corporate Actions will liaise with the voting agent and advise whether the block should remain on the stock.

In certain circumstances it is possible to unblock stock, although this is usually on a best endeavours basis. Should the Fund Manager wish to try and unblock, he/she must instruct the PVC who will in turn instruct Corporate Actions. If Corporate Actions manage to unblock, the relevant FMA must perform an availability check before any sales are placed.

THE BANK OF NEW YORK MELLON CORPORATION

PROXY VOTING POLICY
(Revised: October 24, 2008)

1.
Scope of Policy  -  This Proxy Voting Policy has been adopted by certain of the investment advisory subsidiaries of The Bank of New York Mellon  Corporation (“BNY Mellon”), the investment companies advised by such subsidiaries (the “Funds”), and the banking subsidiaries of BNY Mellon (BNY Mellon’s investment advisory and banking subsidiaries are hereinafter referred to individually as a “Subsidiary” and collectively as the “Subsidiaries”).

2.
Fiduciary Duty  -  We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts.  We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset.  An investment adviser's duty of loyalty precludes the adviser from subrogating its clients' interests to its own.  Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants.  With regard to voting proxies of foreign companies, a Subsidiary weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

3.
Long-Term Perspective  -  We recognize that management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.

4.
Limited Role of Shareholders  -  We believe that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote.  We will carefully review proposals that would limit shareholder control or could affect shareholder values.

5.
Anti-takeover Proposals  -  We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company’s future by a minority of its shareholders.  We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

6.
“Social” Issues  - On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues.  Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client’s portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.

7.
Proxy Voting Process  -  Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time.  Our guidelines are reviewed periodically and updated as necessary  to reflect new issues and any changes in our policies on specific issues.  Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the BNY Mellon Proxy Policy Committee (the “Committee”), if the applicable guidelines so require.  Proposals for which a guideline has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, will be referred to the Committee for discussion and vote.  Additionally, the Committee may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account's beneficial owners.

8.
Material Conflicts of Interest  -  We recognize our duty to vote proxies in the best interests of our clients.  We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors.  Further, we engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and Fund securities.

9.
Securities Lending  -  We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.

10.	Recordkeeping - We will keep, or cause our agents to keep, the records for each voting proposal required by law.

11.
Disclosure - We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law.  In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request.  The Funds shall include this Proxy Voting Policy and any related procedures, or a description thereof, in their Statements of Additional Information, and shall disclose their proxy votes, as required by law.  We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances.  This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the shareholder meeting has concluded.

OPPENHEIMERFUNDS, INC.
OPPENHEIMER FUNDS
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES
(as of March 27, 2009) and
PROXY VOTING GUIDELINES (as of March 27, 2009)

These Portfolio Proxy Voting Policies and Procedures (the “Policies and Procedures”), which include the attached “OppenheimerFunds Proxy Voting Guidelines” (the “Guidelines”), set forth the proxy voting policies, procedures and guidelines to be followed by OppenheimerFunds, Inc. (“OFI”) in voting portfolio proxies relating to securities held by clients, including registered investment companies advised or sub-advised by OFI  (“Fund(s)”).

To the extent that these Policies, Procedures and Guidelines establish a standard, OFI’s compliance with such standard, or failure to comply with such standard, will be subject to OFI’s judgment.

A.           Funds for which OFI has Proxy Voting Responsibility

OFI Funds.  Each Board of Directors/Trustees of the Funds advised by OFI (the “OFI Fund Board(s)”) has delegated to OFI the authority to vote portfolio proxies pursuant to these Policies and Procedures and subject to Board supervision.

Sub-Advised Funds.  OFI also serves as an investment sub-adviser for a number of other non-OFI funds not overseen by the OFI Fund Boards (“Sub-Advised Funds”).  Generally, pursuant to contractual arrangements between OFI and many of those Sub-Advised Funds’ managers, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Sub-Advised Funds.  When voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI may refer the vote to the portfolio manager of the sub-advised fund.

Tremont Fund (Fund-of-Hedge Funds)   OFI’s Tremont Fund (the “Tremont Fund”) is structured as a fund-of-hedge funds and invests its assets primarily in underlying private investment partnerships and similar investment vehicles (“portfolio funds”). The Tremont Fund has delegated voting of portfolio proxies (if any) for its portfolio holdings to OFI.  OFI, in turn, has delegated the proxy voting responsibility to Tremont Partners, Inc., the investment manager of the Tremont Fund.

The underlying portfolio funds, however, typically do not solicit votes from their interest holders (such as the Tremont Fund).  Therefore, the Tremont Fund’s interests (or shares) in those underlying portfolio funds are not considered to be “voting securities” and generally would not be subject to these Policies and Procedures.  However, in the unlikely event that an underlying portfolio fund does solicit the vote or consent of its interest holders, the Tremont Fund and Tremont Partners, Inc. have adopted these Policies and Procedures and will vote in accordance with these Policies and Procedures.

B.           Proxy Voting Committee

 OFI’s internal proxy voting committee (the “Committee”) is responsible for overseeing the proxy voting process and ensuring that OFI and the Funds meet their regulatory and corporate governance obligations for voting of portfolio proxies.  The Committee has adopted a written charter that outlines its responsibilities.

The Committee shall oversee the proxy voting agent’s compliance with these Policies and Procedures and the Guidelines, including any deviations by the proxy voting agent from the Guidelines.

C.     Administration and Voting of Portfolio Proxies

1.           Fiduciary Duty and Objective

As an investment adviser that has been granted the authority to vote portfolio proxies, OFI owes a fiduciary duty to the Funds to monitor corporate events and to vote portfolio proxies consistent with the best interests of the Funds and their shareholders.   In this regard, OFI seeks to ensure that all votes are free from unwarranted and inappropriate influences.  Accordingly, OFI generally votes portfolio proxies in a uniform manner for the Funds and in accordance with these Policies and Procedures and the Guidelines.

In meeting its fiduciary duty, OFI generally undertakes to vote portfolio proxies with a view to enhancing the value of the company’s stock held by the Funds.  Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI’s primary consideration is the economic interests of the Funds and their shareholders.

2.            Proxy Voting Agent

On behalf of the Funds, OFI retains an independent, third party proxy voting agent to assist OFI in its proxy voting responsibilities in accordance with these Policies and Procedures and, in particular, with the Guidelines.  As discussed above, the Committee is responsible for monitoring the proxy voting agent.

In general, OFI may consider the proxy voting agent’s research and analysis as part of OFI’s own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis.  OFI bears ultimate responsibility for how portfolio proxies are voted.  Unless instructed otherwise by OFI, the proxy voting agent will vote each portfolio proxy in accordance with the Guidelines.   The proxy voting agent also will assist OFI in maintaining records of OFI’s and the Funds’ portfolio proxy votes, including the appropriate records necessary for the Funds’ to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the SEC.

3.             Material Conflicts of Interest

OFI votes portfolio proxies without regard to any other business relationship between OFI (or its affiliates) and the company to which the portfolio proxy relates.  To this end, OFI must identify material conflicts of interest that may arise between the interests of a Fund and its shareholders and OFI, its affiliates or their business relationships.   A material conflict of interest may arise from a business relationship between a portfolio company or its affiliates (together the “company”), on one hand, and OFI or any of its affiliates (together “OFI”), on the other, including, but not limited to, the following relationships:

•	OFI provides significant investment advisory or other services to a company whose management is soliciting proxies or OFI is seeking to provide such services;

•	a company that is a significant selling agent of OFI’s products and services solicits proxies;

•	OFI serves as an investment adviser to the pension or other investment account of the portfolio company or OFI is seeking to serve in that capacity; or

•	OFI and the company have a lending or other financial-related relationship.

In each of these situations, voting against company management’s recommendation may cause OFI a loss of revenue or other benefit.

OFI and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.  This arrangement alone, however, is insufficient to assure that material conflicts of interest do not influence OFI’s voting of portfolio proxies.  To minimize this possibility, OFI and the Committee employ the following procedures, as long as OFI determines that the course of action is consistent with the best interests of the Fund and its shareholders:

•
If the proposal that gives rise to a material conflict is specifically addressed in the Guidelines, OFI will vote the portfolio proxy in accordance with the Guidelines, provided that the Guidelines do not provide discretion to OFI on how to vote on the matter (i.e., case-by-case);

•
If the proposal that gives rise to a potential conflict is not specifically addressed in the Guidelines or provides discretion to OFI on how to vote, OFI will vote in accordance with its proxy voting agent’s general recommended guidelines on the proposal provided that OFI has reasonably determined there is no conflict of interest on the part of the proxy voting agent;

•
If neither of the previous two procedures provides an appropriate voting recommendation, OFI may retain an independent fiduciary to advise OFI on how to vote the proposal; or the Committee may determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OFI to abstain from voting.

4.             Certain Foreign Securities

Portfolio proxies relating to foreign securities held by the Funds are subject to these Policies and Procedures.  In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as “share-blocking.”  Share-blocking would prevent OFI from selling the shares of the foreign security for a period of time if OFI votes the portfolio proxy relating to the foreign security.  In determining whether to vote portfolio proxies subject to such restrictions, OFI, in consultation with the Committee, considers whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting.  Accordingly, OFI may determine not to vote such securities.  If OFI determines to vote a portfolio proxy and during the “share-blocking period” OFI would like to sell an affected foreign security for one or more Funds, OFI, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

5.            Securities Lending Programs

The Funds may participate in securities lending programs with various counterparties.  Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender (i.e., the Fund) unless the loan is recalled in advance of the record date. If a Fund participates in a securities lending program, OFI will attempt to recall the Funds’ portfolio securities on loan and vote proxies relating to such securities if OFI has knowledge of a shareholder vote in time to recall such loaned securities and if OFI determines that the votes involve matters that would have a material effect on the Fund’s investment in such loaned securities.

6.           Shares of Registered Investment Companies (Fund of Funds)

Certain OFI Funds are structured as funds of funds and invest their assets primarily in other underlying OFI Funds (the “Fund of Funds”).  Accordingly, the Fund of Fund is a shareholder in the underlying OFI Funds and may be requested to vote on a matter pertaining to those underlying OFI Funds.  With respect to any such matter, the Fund of Funds will vote its shares in the underlying OFI Fund in the same proportion as the vote of all other shareholders in that underlying OFI Fund (sometimes called “mirror” or “echo” voting).

D.           Fund Board Reports and Recordkeeping
OFI will prepare periodic reports for submission to the Board describing:

•
any issues arising under these Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Procedures; and

•	any proxy votes taken by OFI on behalf of the Funds since the last report to the Board which were deviations from the Policies and Procedures and the reasons for any such deviations.

In addition, no less frequently than annually, OFI will provide the Boards a written report identifying any recommended changes in existing policies based upon OFI’s experience under these Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

OFI will maintain all records required to be maintained under, and in accordance with, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 with respect to OFI’s voting of portfolio proxies, including, but not limited to:

•	these Policies and Procedures, as amended from time to time;

•	records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX;

•	records of written client requests for proxy voting information and any written responses of OFI to such requests; and

•	any written materials prepared by OFI that were material to making a decision in how to vote, or that memorialized the basis for the decision.

E.           Amendments to these Procedures

In addition to the Committee’s responsibilities as set forth in the Committee’s Charter, the Committee shall periodically review and update these Policies and Procedures as necessary.  Any amendments to these Procedures and Policies (including the Guidelines) shall be provided to the Boards for review, approval and ratification at the Boards’ next regularly scheduled meetings.

F.           Proxy Voting Guidelines

The Guidelines adopted by the Boards of the Funds are attached as Appendix A.  The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede.  Accordingly, the Guidelines address the issues OFI has most frequently encountered in the past several years.

For Internal Use Only
This policy may not be shared with, nor circulated to, any non-employee of OppenheimerFunds and its affiliates and subsidiaries without written permission from the Compliance or Legal Department.

Appendix A

OPPENHEIMERFUNDS, INC. AND OPPENHEIMER FUNDS
PORTFOLIO PROXY VOTING GUIDELINES
(dated as of March 27, 2009)

1.0           OPERATIONAL ITEMS

1.1.1  Amend Quorum Requirements.
•	Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

1.1.2  Amend Articles of Incorporation/Association or Bylaws
•	Vote amendments to the bylaws/charter on a CASE-BY-CASE basis.
•	Vote FOR bylaw/charter changes if:
o	shareholder rights are protected;
o	there is a negligible or positive impact on shareholder value;
o	management provides sufficiently valid reasons for the amendments; and/or
o	the company is required to do so by law (if applicable); and
o	they are of a housekeeping nature (updates or corrections).

1.1.3  Change Company Name.
•	Vote WITH Management.

1.1.4  Change Date, Time, or Location of Annual Meeting.
•	Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
•	Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

1.1.5  Transact Other Business.
•	Vote AGAINST proposals to approve other business when it appears as voting item.

1.1.6   Change in Company Fiscal Term
•	Vote FOR resolutions to change a company’s fiscal term for sufficiently valid business reasons.
•	Vote AGAINST if a company’s motivation for the change is to postpone its AGM.

AUDITORS

1.2  Ratifying Auditors
•	Vote FOR Proposals to ratify auditors, unless any of the following apply:
o	an auditor has a financial interest in or association with the company, and is therefore not independent;
o	fees for non-audit services are excessive;
o	there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or
o
poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of Generally Accepted Accounting Principles (“GAAP”) or International Financial Reporting Standards (“IFRS”); or material weaknesses identified in Section 404 disclosures.

•	Vote AGAINST shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
•	Vote AGAINST shareholder proposals asking for audit firm rotation.
•	Vote on a CASE-BY-CASE basis on shareholder proposals asking the company to discharge the auditor(s).
•	Proposals are adequately covered under applicable provisions of Sarbanes-Oxley Act or NYSE or SEC regulations.
•	Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

2.0           THE BOARD OF DIRECTORS

2.1  Voting on Director Nominees
•	Vote on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:
o	composition of the board and key board committees;
o	attendance at board meetings;
o	corporate governance provisions and takeover activity;
o	long-term company performance relative to a market index;
o	directors’ investment in the company;
o	whether the chairman is also serving as CEO;
o	whether a retired CEO sits on the board.
•
WITHHOLD/AGAINST (whichever vote option is applicable on the ballot) VOTES: However, there are some actions by directors that should result in votes being WITHHELD/AGAINST.  These instances include directors who:

o	attend less than 75% of the board and committee meetings without a valid excuse;
o	implement or renew a dead-hand or modified dead-hand poison pill;
o	ignore a shareholder proposal that is approved by a majority of the shares outstanding;
o	ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;
o	failed to act on takeover offers where the majority of the shareholders tendered their shares;
o	are inside directors or affiliated outsiders; and sit on the audit, compensation, or nominating committees or the company does not have one of these committees;
o	re audit committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:
•	the non-audit fees paid to the auditor are excessive;
•
a material weakness is identified in the Section 404 Sarbanes-Oxley Act disclosures which rises to a level of serious concern, there are chronic internal control issues and an absence of established effective control mechanisms;

•
there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or

•	the company receives an adverse opinion on the company’s financial statements from its auditors.
o
are compensation committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:

•	there is a clearly negative correlation between the chief executive’s pay and company performance under standards adopted in this policy;
•	the company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
•	the company fails to submit one-time transfers of stock options to a shareholder vote;
•	the company fails to fulfill the terms of a burn rate commitment they made to shareholders;
•	the company has inappropriately backdated options; or
•	the company has egregious compensation practices including, but not limited to, the following:
▪	egregious employment contracts;
▪	excessive perks/tax reimbursements;
▪	abnormally large bonus payouts without justifiable performance linkage or proper disclosure;
▪	egregious pension/supplemental executive retirement plan (SERP) payouts;
▪	new CEO with overly generous new hire package;
▪	excessive severance and/or change in control provisions; or
▪	dividends or dividend equivalents paid on unvested performance shares or units.
o	enacted egregious corporate governance policies or failed to replace management as appropriate;
o	are inside directors or affiliated outside directors; and the full board is less than majority independent;
o
are CEOs of public companies who serve on more than three public company boards, i.e., more than two public company boards other than their own board (the term “public company” excludes an investment company).Vote should be WITHHELD only at their outside board elections;

o	serve on more than five public company boards. (The term “public company” excludes an investment company.)
•	WITHHOLD/AGAINST on all incumbents if the board clearly lacks accountability and oversight, coupled with sustained poor performance relative to its peers.
•	Additionally, the following should result in votes being WITHHELD/AGAINST (except from new nominees):
o	if the director(s) receive more than 50% withhold votes of votes cast and the issue that was the underlying cause of the high level of withhold votes in the prior election has not been addressed; or
o
if the company has adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption;

•	if a company that triggers this policy commits to putting its pill to a shareholder vote within 12 months of its adoption, OFI will not recommend a WITHHOLD vote.

2.2  Board Size
•	Vote on a CASE-BY-CASE basis on shareholder proposals to maintain or improve ratio of independent versus non-independent directors.
•	Vote FOR proposals seeking to fix the board size or designate a range for the board size.
•	Vote on a CASE-BY-CASE basis on proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

2.3  Classification/Declassification of the Board
•	Vote AGAINST proposals to classify the board.
•
Vote FOR proposals to repeal classified boards and to elect all directors annually.  In addition, if 50% of voting shareholders request repeal of the classified board and the board remains classified, WITHHOLD votes for those directors at the next meeting at which directors are elected, provided however, if the company has majority voting for directors that meets the standards under this policy, WITHHOLD votes only from directors having responsibility to promulgate classification/declassification policies, such as directors serving on the governance committee, nominating committee or either of its equivalent.

2.4  Cumulative Voting
•	Vote FOR proposal to eliminate cumulative voting.
•	Vote on a CASE-BY-CASE basis on cumulative voting proposals at controlled companies (where insider voting power is greater than 50%).

2.5  Require Majority Vote for Approval of Directors

•
OFI will generally vote FOR precatory and binding resolutions requesting that the board change the company's bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

2.6  Director and Officer Indemnification and Liability Protection
•	Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
•
Vote on a CASE-BY-CASE basis on proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care, provided the liability for gross negligence is not eliminated.

•
Vote on a CASE-BY-CASE basis on indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness, provided coverage is not provided for gross negligence acts.

•
Vote on a CASE-BY-CASE basis on proposals to expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company's board (i.e. "permissive indemnification") but that previously the company was not required to indemnify.

•	Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
o	the director was found to have acted in good faith and in a manner that he reasonable believed was in the best interests of the company; and
o	only if the director’s legal expenses would be covered.

2.7  Establish/Amend Nominee Qualifications
•	Vote on a CASE-BY-CASE basis on proposals that establish or amend director qualifications.
•	Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
•	Vote AGAINST shareholder proposals requiring two candidates per board seat.

2.8  Filling Vacancies/Removal of Directors.
•	Vote AGAINST proposals that provide that directors may be removed only for cause.
•	Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
•	Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
•	Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

2.9  Independent Chairman (Separate Chairman/CEO)
•
Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure.  This should include all of the following:

o	designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
o	two-thirds independent board;
o	all-independent key committees;
o	established governance guidelines;
o
the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time (performance will be measured according to shareholder returns against index and peers from the performance summary table);

o	the company does not have any problematic governance or management issues, examples of which include, but are not limited to:
•	egregious compensation practices;
•	multiple related-party transactions or other issues putting director independence at risk;
•	corporate and/or management scandal;
•	excessive problematic corporate governance provisions; or
•	flagrant actions by management or the board with potential or realized negative impacts on shareholders.

2.10  Majority of Independent Directors/Establishment of Committees
•
Vote FOR shareholder proposals asking that a majority of directors be independent but vote CASE-BY-CASE on proposals that more than a majority of directors be independent.  NYSE and NASDAQ already require that listed companies have a majority of independent directors.

•	Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
•
For purposes of Special Purpose Acquisition Corporations (SPAC), when a former CEO of a SPAC company serves on the board of an acquired company, that director will generally be classified as independent unless determined otherwise taking into account the following factors:

o	the applicable listing standards determination of such director’s independence;
o	any operating ties to the firm; and
o	if there are any other conflicting relationships or related party transactions.
•
A director who is a party to an agreement to vote in line with management on proposals being brought to a shareholder vote shall be classified as an affiliated outside director.  However, when dissident directors are parties to a voting agreement pursuant to a settlement arrangement, such directors shall be classified as independent unless determined otherwise taking into account the following factors:

o	the terms of the agreement;
o	the duration of the standstill provision in the agreement;
o	the limitations and requirements of actions that are agreed upon;
o	if the dissident director nominee(s) is subject to the standstill; and
o	if there are any conflicting relationships or related party transactions.

2.11  Open Access
•
Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent’s rationale for targeting the company in terms of board and director conduct.

2.12  Stock Ownership Requirements
•
Vote on a CASE-BY-CASE basis on shareholder proposals that mandate a minimum amount of stock that a director must own in order to qualify as a director or to remain on the board.  While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.

•	Vote on a CASE-BY-CASE basis on shareholder proposals asking companies to adopt holding periods or retention ratios for their executives, taking into account:
o
whether the company has any holding period, retention ratio or officer ownership requirements in place. These should consist of rigorous stock ownership guidelines or short-term holding period requirement (six months to one year) coupled with a significant long-term ownership requirement or a meaningful retention ratio.

o	Actual officer stock ownership and the degree to which it meets or exceeds the proponent's suggested holding period/retention ratio or the company's own stock ownership or retention requirements.

2.13  Age or Term Limits
•	Vote AGAINST shareholder or management proposals to limit the tenure of directors either through term limits or mandatory retirement ages. OFI views as management decision.

3.0           PROXY CONTESTS

3.1  Voting for Director Nominees in Contested Elections
•	Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis considering the following factors:
o	long-term financial performance of the target company relative to its industry;
o	management’s track record;
o	background to the proxy contest;
o	qualifications of director nominees (both slates);
o	evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
o	stock ownership position.

3.2  Reimbursing Proxy Solicitation Expenses
•
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.  In cases, which OFI recommends in favor of the dissidents, OFI also recommends voting for reimbursing proxy solicitation expenses.

3.3  Confidential Voting
•	Vote on a CASE-BY-CASE basis on shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election.

4.0           ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

4.1  Advance Notice Requirements for Shareholder Proposals/Nominations.
•
Votes on advance notice proposals are determined on a CASE-BY-CASE basis, generally giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

4.2  Amend Bylaws without Shareholder Consent
•	Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
•	Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

4.3  Poison Pills
•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).
•	Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.
•	Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.
•	Votes regarding management proposals to ratify a poison pill should be determined on a CASE-BY-CASE basis. Ideally, plans should embody the following attributes:
o	20% or higher flip-in or flip-over;
o	two to three-year sunset provision;
o	no dead-hand, slow-hand, no-hand or similar features;
o
shareholder redemption feature-if the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill;

o	considerations of the company’s existing governance structure including: board independence, existing takeover defenses, and any problematic governance concerns;
o	for management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors will be considered:
•	the trigger (NOL pills generally have a trigger slightly below 5%);
•	the value of the NOLs;
•	the term;
•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and
•	other factors that may be applicable.

4.4  Shareholder Ability to Act by Written Consent
•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
•	Vote FOR proposals to allow or make easier shareholder action by written consent.

4.5  Shareholder Ability to Call Special Meetings
•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
•	Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

4.6  Establish Shareholder Advisory Committee
•	Vote on a CASE-BY-CASE basis.

4.7  Supermajority Vote Requirements
•	Vote AGAINST proposals to require a supermajority shareholder vote.
•	Vote FOR proposals to lower supermajority vote requirements.

5.0           MERGERS AND CORPORATE RESTRUCTURINGS

5.1  Appraisal Rights
•	Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

5.2  Asset Purchases
•	Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
o	purchase price;
o	fairness opinion;
o	financial and strategic benefits;
o	how the deal was negotiated;
o	conflicts of interest;
o	other alternatives for the business; and
o	non-completion risk.

5.3  Asset Sales
•	Vote CASE-BY-CASE on asset sale proposals, considering the following factors:
o	impact on the balance sheet/working capital;
o	potential elimination of diseconomies;
o	anticipated financial and operating benefits;
o	anticipated use of funds;
o	value received for the asset;
o	fairness opinion;
o	how the deal was negotiated; and
o	conflicts of interest.

5.4  Bundled Proposals
•
Review on a CASE-BY-CASE basis on bundled or “conditioned” proxy proposals.  In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items.  In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals.  If the combined effect is positive, support such proposals.

5.5  Conversion of Securities
•
Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis.  When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to the market value, financial issues, control issues, termination penalties, and conflicts of interest.

•	Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

5.6 Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
•	Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
o	dilution to existing shareholders’ position;
o	terms of the offer;
o	financial issues;
o	management’s efforts to pursue other alternatives;
o	control issues; and
o	conflicts of interest.

•	Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.7  Formation of Holding Company
•	Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
o	the reasons for the change;
o	any financial or tax benefits;
o	regulatory benefits;
o	increases in capital structure; and
o	changes to the articles of incorporation or bylaws of the company.
•	Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
o	increases in common or preferred stock in excess of the allowable maximum as calculated by the RMG Capital Structure Model; and/or
o	adverse changes in shareholder rights.

5.8Going Private Transactions (LBOs, Minority Squeezeouts) and Going Dark Transactions
•	Vote on going private transactions on a CASE-BY-CASE basis, taking into account the following:
o	offer price/premium;
o	fairness opinion;
o	how the deal was negotiated;
o	conflicts of interests;
o	other alternatives/offers considered; and
o	non-completion risk.
•	Vote CASE-BY-CASE on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:
o	whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);
o	cash-out value;
o	whether the interests of continuing and cashed-out shareholders are balanced; and
o	the market reaction to public announcement of the transaction.

5.9  Joint Venture
•	Votes on a CASE-BY-CASE basis on proposals to form joint ventures, taking into account the following:
o	percentage of assets/business contributed;
o	percentage of ownership;
o	financial and strategic benefits;
o	governance structure;
o	conflicts of interest;
o	other alternatives; and
o	non-completion risk.

5.10  Liquidations
•
Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

•	Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

5.11  Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or Acquisition
•	Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
o	prospects of the combined company anticipated financial and operating benefits;
o	offer price (premium or discount);
o	fairness opinion;
o	how the deal was negotiated;
o	changes in corporate governance;
o	changes in the capital structure; and
o	conflicts of interest.

5.12  Private Placements/Warrants/Convertible Debenture
•	Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the invest should review:
o	dilution to existing shareholders’ position;
o	terms of the offer;
o	financial issues;
o	management’s efforts to pursue other alternatives;
o	control issues; and
o	conflicts of interest.
•	Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.13  Spinoffs
•	Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:
o	tax and regulatory advantages;
o	planned use of the sale proceeds;
o	valuation of spinoff;
o	fairness opinion;
o	benefits to the parent company;
o	conflicts of interest;
o	managerial incentives;
o	corporate governance changes; and
o	changes in the capital structure.

5.14  Value Maximization Proposals
•
Votes on a CASE-BY-CASE basis on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders.  These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution and whether the company is actively exploring its strategic options, including retaining a financial advisor.

5.15  Severance Agreements that are Operative in Event of Change in Control
•	Review CASE-BY-CASE, with consideration give to RMG “transfer-of-wealth” analysis. (See section 8.2).

5.16  Special Purpose Acquisition Corporations (SPACs)
•	Vote on mergers and acquisitions involving SPAC will be voted on a CASE-BY-CASE using a model developed by RMG which takes in consideration:
o	valuation;
o	market reaction;
o	deal timing;
o	negotiations and process;
o	conflicts of interest;
o	voting agreements; and
o	governance.

6.0           STATE OF INCORPORATION

6.1  Control Share Acquisition Provisions
•	Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
•	Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
•	Vote FOR proposals to restore voting rights to the control shares.

6.2  Control Share Cashout Provisions
•	Vote FOR proposals to opt out of control share cashout statutes.

6.3  Disgorgement Provisions
•	Vote FOR proposals to opt out of state disgorgement provisions.

6.4  Fair Price Provisions
•
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

•	Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

6.5  Freezeout Provisions
•	Vote FOR proposals to opt out of state freezeout provisions.

6.6  Greenmail
•	Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
•	Review on a CASE-BY-CASE basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

6.7  Reincorporation Proposals
•
Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

•	Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

6.8  Stakeholder Provisions
•	Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

6.9  State Anti-takeover Statutes
•
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7.0           CAPITAL STRUCTURE

7.1  Adjustments to Par Value of Common Stock
•	Vote FOR management proposals to reduce the par value of common stock.

7.2  Common Stock Authorization
•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by RMG which considers the following factors:
o	specific reasons/rationale for the proposed increase;
o	the dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;
o	the board’s governance structure and practices; and
o	risks to shareholders of not approving the request.
•
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

7.3  Dual-Class Stock
•	Vote AGAINST proposals to create a new class of common stock with superior voting rights.
•	Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:
o	it is intended for financing purposes with minimal or no dilution to current shareholders; and
o	it is not designed to preserve the voting power of an insider or significant shareholder.

7.4  Issue Stock for Use with Rights Plan
•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

7.5  Preemptive Rights
•
Review on a CASE-BY-CASE basis on shareholder proposals that seek preemptive rights.  In evaluating proposals on preemptive right, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

7.6  Preferred Stock
•	Vote FOR shareholder proposals to submit preferred stock issuance to shareholder vote.
•	Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
•	Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
•
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

•	Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
•
Vote AGAINST proposals to increase the number of blank check preferred shares unless, (i) class of stock has already been approved by shareholders and (ii) the company has a record of issuing preferred stock for legitimate financing purposes.

7.7  Recapitalization
•	Votes CASE-BY-CASE on recapitalizations (reclassification of securities), taking into account the following:
o	more simplified capital structure;
o	enhanced liquidity;
o	fairness of conversion terms;
o	impact on voting power and dividends;
o	reasons for the reclassification;
o	conflicts of interest; and
o	other alternatives considered.

7.8  Reverse Stock Splits
•	Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
•	Vote FOR management proposals to implement a reverse stock split to avoid delisting.
•
Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by RMG.

7.9  Share Purchase Programs
•	Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

7.10  Stock Distributions: Splits and Dividends
•
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by RMG.

7.11  Tracking Stock
•
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.0           EXECUTIVE AND DIRECTOR COMPENSATION

8.1  Equity-based Compensation Plans
•	Vote compensation proposals on a CASE-BY-CASE basis.
•
OFI analyzes stock option plans, paying particular attention to their dilutive effect. OFI opposes compensation proposals that OFI believes to be excessive, with consideration of factors including the company’s industry, market capitalization, revenues and cash flow.

•	Vote AGAINST equity proposal and compensation committee members if any of the following factors apply:
o	the total cost of the company’s equity plans is unreasonable;
o	the plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;
o
the CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

o
the plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

o	the plan is a vehicle for poor pay practices.
•
For Real Estate Investment Trusts (REITs), common shares issuable upon conversion of outstanding Operating Partnership (OP) units will be included in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

8.2  Director Compensation
•
Vote CASE-BY-CASE on stock plans or non-cash compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.  On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap.

•	Vote FOR the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:
o	director stock ownership guidelines with a minimum of three times the annual cash retainer;
o	vesting schedule or mandatory holding/deferral period:
•	a minimum vesting of three years for stock options or restricted stock; or
•	deferred stock payable at the end of a three-year deferral period;
o	mix between cash and equity:
•	a balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or
•	if the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship;
o	no retirement/benefits and perquisites provided to non-employee directors; and
o
detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table.  The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

8.3  Bonus for Retiring Director
•
Examine on a CASE-BY CASE basis.  Factors we consider typically include length of service, company’s accomplishments during the Director’s tenure, and whether we believe the bonus is commensurate with the Director’s contribution to the company.

8.4  Cash Bonus Plan
•
Consider on a CASE-BY-CASE basis.  In general, OFI considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

8.5  Stock Plans in Lieu of Cash
•	Generally vote FOR management proposals, unless OFI believe the proposal is excessive.
In casting its vote, OFI reviews the RMG recommendation per a “transfer of wealth” binomial formula that determines an appropriate cap for the wealth transfer based upon the company’s industry peers.
•	Vote FOR plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
•	Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

8.6  Pre-Arranged Trading Plans (10b5-1 Plans)
•	Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:
o	adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;
o	amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;
o	ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
o	reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
o	an executive may not trade in company stock outside the 10b5-1 Plan; and
o	trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

8.7  Management Proposals Seeking Approval to Reprice Options
•	Votes on management proposals seeking approval to exchange/reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
o	historic trading patterns;
o	rationale for the repricing;
o	value-for-value exchange;
o	option vesting;
o	term of the option;
o	exercise price; and
o	participation.

8.8  Employee Stock Purchase Plans
•	Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
•	Votes FOR employee stock purchase plans where all of the following apply:
o	purchase price is at least 85% of fair market value;
o	offering period is 27 months or less; and
o	the number of shares allocated to the plan is 10% or less of the outstanding shares.
•	Votes AGAINST employee stock purchase plans where any of the following apply:
o	purchase price is at least 85% of fair market value;
o	offering period is greater than 27 months; and
o	the number of shares allocated to the plan is more than 10% of the outstanding shares.

8.9Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
•
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

•	Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
•
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by RMG.

•
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

•	Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in RMG’s definition of director independence.

8.10  Employee Stock Ownership Plans (ESOPs)
•	Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares).

8.11  Shareholder Proposal to Submit Executive Compensation to Shareholder Vote
•	Vote on a CASE-BY-CASE basis.

8.12  Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposal
•	Vote on a CASE-BY-CASE basis considering the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:
o	Relative considerations:
•	assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;
•	evaluation of peer groups used to set target pay or award opportunities;
•	alignment of company performance and executive pay trends over time (e.g., performance down: pay down);
•	assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs);
o	Design considerations:
•	balance of fixed versus performance-driven pay;
•	assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates;
o	Communication considerations:
•
evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

8.13  401(k) Employee Benefit Plans
•	Vote FOR proposals to implement a 401(k) savings plan for employees.

8.14  Shareholder Proposals Regarding Executive and Director Pay
•
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

•
Generally vote FOR shareholder proposals seeking disclosure regarding the company's, board's, or committee's use of compensation consultants, such as company name, business relationship(s) and fees paid.

•	Vote WITH MANAGEMENT on shareholder proposals requiring director fees be paid in stock only.
•	Vote FOR shareholder proposals to put option repricings to a shareholder vote.
•
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

8.15  Performance-Based Stock Options
•	Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:
o	the proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options); or
o	the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

8.16  Pay-for-Performance
•
Generally vote FOR shareholder proposals that align a significant portion of total compensation of senior executives to company performance.  In evaluating the proposals, the following factors will be analyzed:

o	What aspects of the company's short-term and long-term incentive programs are performance-driven?
o	Can shareholders assess the correlation between pay and performance based on the company's disclosure?
o	What type of industry does the company belong to?
o	Which stage of the business cycle does the company belong to?

8.17  Golden Parachutes and Executive Severance Agreements
•
Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

•	Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:
o	the parachute should be less attractive than an ongoing employment opportunity with the firm;
o	the triggering mechanism should be beyond the control management;
o	the amount should not exceed three times base salary plus guaranteed benefits; and
o
change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control.  Change in control is defined as a change in the company ownership structure.

8.18  Pension Plan Income Accounting
•	Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

8.19  Supplemental Executive Retirement Plans (SERPs)
•
Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreement to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what it offered under employee-wide plans.

•
Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company's supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive's annual salary and excluding all incentive or bonus pay from the plan's definition of covered compensation used to establish such benefits.

8.20  Claw-back of Payments under Restatements
•	Vote on a CASE-BY-CASE basis on shareholder proposals requesting clawbacks or recoupment of bonuses or equity, considering factors such as:
o	the coverage of employees, whether it applies to all employees, senior executives or only employees committing fraud which resulted in the restatement;
o	the nature of the proposal where financial restatement is due to fraud;
o	whether or not the company has had material financial problems resulting in chronic restatements; and/or
o	the adoption of a robust and formal bonus/equity recoupment policy.
•	If a company's bonus recoupment policy provides overly broad discretion to the board in recovering compensation, generally vote FOR the proposal.
•	If the proposal seeks bonus recoupment from senior executives or employees committing fraud, generally vote FOR the proposal.

8.21  Tax Gross-Up Proposals

•
Generally vote FOR shareholder proposals calling for companies to adopt a policy of not providing tax gross-up payments, except in limited situations for broadly accepted business practices, such as reasonable relocation or expatriate tax equalization arrangements applicable to substantially all or a class of management employees of the company.

9.0           SOCIAL, POLITICAL AND ENVIRONMENTAL ISSUES

In the case of social, political and environmental responsibility issues, OFI will generally ABSTAIN where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.

•	OFI will only vote “FOR” a proposal that would clearly:
o	have a discernable positive impact on short-term or long-term share value; or
o	have a presently indiscernible impact on short or long-term share value but promotes general long-term interests of the company and its shareholders, such as:
•
prudent business practices which support the long-term sustainability of natural resources within the company’s business lines, including reasonable disclosure on environmental policy issues that are particularly relevant to the company’s business;

•
reasonable and necessary measures to mitigate business operations from having disproportionately adverse impacts on the environment, absent which could potentially lead to onerous government sanctions, restrictions, or taxation regimes, major customer backlash, or other significant negative ramifications.

In the evaluation of social, political, and environmental proposals, the following factors may be considered:
•	what percentage of sales, assets and earnings will be affected;
•
the degree to which the company's stated position on the issues could affect its reputation or sales, leave it vulnerable to boycott, selective purchasing, government sanctions, viable class action or shareholder derivative lawsuits;

•	whether the issues presented should be dealt with through government or company-specific action;
•	whether the company has already responded in some appropriate manner to the request embodied in the proposal;
•	whether the company's analysis and voting recommendation to shareholders is persuasive;
•	what other companies have done in response to the issue;
•	whether the proposal itself is well framed and reasonable;
•	whether implementation of the proposal would achieve the objectives sought in the proposal;
•	whether the subject of the proposal is best left to the discretion of the board;
•	whether the requested information is available to shareholders either from the company or from a publicly available source; and
•	whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

For Internal Use Only
This policy may not be shared with, nor circulated to, any non-employee of OppenheimerFunds and its affiliates and subsidiaries without written permission from the Compliance or Legal Department.

OPPENHEIMER FUNDS INTERNATIONAL POLICY GUIDELINES

These international voting guidelines shall apply in non-US markets only as a supplement to the general OFI voting guidelines.  In cases where the international guidelines and the primary guidelines conflict, the international guidelines shall take precedence for non-US market proposals.   If the international guidelines do not cover the subject matter of a non-US market proposal, the primary guidelines should be followed.

1.0           OPERATIONAL ITEMS

1.1.7  Financial Results/Director and Auditor Reports
●	Vote FOR approval of financial statements and director and auditor reports, unless:
o	there are material concerns about the financials presented or audit procedures used; or
o	the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

 1.1.8   Allocation of Income and Dividends
●	Vote FOR approval of allocation of income and distribution of dividends, unless:
o	the dividend payout ratio has been consistently below 30% without an adequate explanation; or
o	the payout ratio is excessive given the company’s financial position.

1.1.9  Stock (Scrip) Dividend Alternative
●	Vote FOR reasonable stock (scrip) dividend proposals that allow for cash options.
●	Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

1.1.10  Lower Disclosure Threshold for Stock Ownership
●	Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless compelling reasons exist to implement a lower threshold.

AUDITORS

1.3  Appointment of Internal Statutory Auditors
●      Vote FOR the appointment and reelection of statutory auditors, unless:
o	there are serious concerns about the statutory reports presented or the audit procedures used;
o	questions exist concerning any of the statutory auditors being appointed; or
o	the auditors have previously served the company is an executive capacity or can otherwise be considered affiliated with the company.

1.4  Remuneration of Auditors
●
Vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company or the scope of the services provided.

1.5  Indemnification of Auditors
●	Vote AGAINST proposals to indemnify auditors.

2.0           THE BOARD OF DIRECTORS

2.14  Discharge of Board and Management
●      Vote FOR discharge of the board and management, unless:
o	there are serious questions about actions of the board or management for the year in questions, including reservations from auditors; or
o	material legal or regulatory action is being taken against the company or the board by shareholders or regulators.

4.0           ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

4.3  Poison Pills
●
Votes on poison pills or shareholder rights plans, are determined on a CASE-BY-CASE basis.  A plan is supportable if its scope is limited to the following two purposes and it conforms to ‘new generation’ rights plan guidelines:

o	to give the board more time to find an alternative value enhancing transaction; and
o	to ensure the equal treatment of shareholders.
•	Vote AGAINST plans that go beyond this purpose by giving discretion to the board to either:
o	determine whether actions by shareholders constitute a change in control;
o	amend material provisions without shareholder approval;
o	interpret other provisions;
o	redeem the plan without a shareholder vote; or
o	prevent a bid from going to shareholders.
•	Vote AGAINST plans that have any of the following characteristics:
o	unacceptable key definitions;
o	flip-over provision;
o	permitted bid period greater than 60 days;
o	maximum triggering threshold set at less than 20% of outstanding shares;
o	does not permit partial bids;
o	bidder must frequently update holdings;
o	requirement for a shareholder meeting to approve a bid; or
o	requirement that the bidder provide evidence of financing.
•	In addition to the above, a plan must include:
o	an exemption for a “permitted lock up agreement”;
o	clear exemptions for money managers, pension funds, mutual funds, trustees and custodians who are not making a takeover bid; and
o	exclude reference to voting agreements among shareholders.

4.8  Renew Partial Takeover Provision
●      Vote FOR proposals to renew partial takeover provision.

4.9  Depositary Receipts and Priority Shares
●	Vote on a CASE-BY-CASE basis on the introduction of depositary receipts.
•	Vote AGAINST the introduction of priority shares.

4.10Issuance of Free Warrants
●      Vote AGAINST the issuance of free warrants.

4.11  Defensive Use of Share Issuances
●	Vote AGAINST management requests to issue shares in the event of a takeover offer or exchange bid for the company’s shares.

5.0           MERGERS AND CORPORATE RESTRUCTURINGS

5.16  Mandatory Takeover Bid Waivers
●	Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

5.17  Related-Party Transactions
●
Vote related-party transactions on a CASE-BY-CASE basis.  Shareholder approval of these transactions is meant to protect shareholders from potential insider trading abuses resulting from business transactions between a parent company and its subsidiary, or a company's dealings with entities that employ the company's directors.  Related-party transactions are typically supportable unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms.

5.18Expansion of Business Activities
●
Vote favorable expansion of business lines WITH MANAGEMENT unless the proposed new business takes the company into endeavors that are not justified from a shareholder risk/reward perspective.  If the risk/reward is unclear, vote on a CASE-BY-CASE basis.

7.0           CAPITAL STRUCTURE

7.12  Pledge of Assets for Debt
•
OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100%.  Any increase beyond 100% will require further assessment, with a comparison of the company to its industry peers or country of origin.

In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300%.

7.13  Increase in Authorized Capital
●
Vote FOR nonspecific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding.

●	Vote FOR specific proposals to increase authorized capital to any amount, unless:
o	the specific purpose of the increase (such as a share-based acquisition or merger) does not meet OFI guidelines for the purpose being proposed; or
o	the increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances.
●      Vote AGAINST proposals to adopt unlimited capital authorization.

7.14  Share Issuance Requests
General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Issuances can be carried out with or without preemptive rights. Corporate law in many countries recognizes preemptive rights and requires shareholder approval for the disapplication of such rights.
●	Vote FOR issuance requests with preemptive rights to a maximum of 100% over currently issued capital.
●	Vote FOR issuance requests without preemptive rights to a maximum of 20% of currently issued capital.

7.15  Reduction of Capital
●	Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders. Examples of routine capital reduction proposals found overseas include:
o
reduction in the stated capital of the company’s common shares to effect a reduction in a company’s deficit and create a contributed surplus.  If net assets are in danger of falling below the aggregate of a company’s liabilities and stated capital, some corporate law statutes prohibit the company from paying dividends on its shares.

o
Reduction in connection with a previous buyback authorization, as typically seen in Scandinavia, Japan, Spain, and some Latin American markets.  In most instances, the amount of equity that may be cancelled is usually limited to 10% by national law.

●	Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis, considering individual merits of each request.

7.16  Convertible Debt Issuance Requests
●
Vote FOR the creation/issuance of convertible debt instruments as long asthe maximum number of common shares that could be issued upon conversion meets the above guidelines on equity issuance requests.

7.17  Debt Issuance Requests (Non-convertible)
When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to100% is considered acceptable.
●	Vote FOR debt issuances for companies when the gearing level is between zero and 100%.
●
Proposals involving the issuance of debt that result in the gearing level being greater than 100% are considered on a CASE-BY-CASE basis.  Any proposed debt issuance is compared to industry and market standards.

7.18 Reissuance of Shares Repurchased
●	Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the recent past.

7.19Capitalization of Reserves for Bonus Issues/Increase in Par Value
●	Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

7.20  Control and Profit Agreements/Affiliation Agreements with Subsidiaries
●	Vote FOR management proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

8.0           EXECUTIVE AND DIRECTOR COMPENSATION

8.21  Director Remuneration
●	Vote FOR proposals to award cash fees to non-executive directors, unless the amounts are excessive relative to other companies in the country or industry.
●	Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
●	Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
●	Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

8.22Retirement Bonuses for Directors and Statutory Auditors
●
Vote AGAINST the payment of retirement bonuses to directors and statutory auditors when one or more of the individuals to whom the grants are being proposed has not served in an executive capacity for the company or where one or more of the individuals to whom the grants are being proposed has not served in their current role with the company for the last five consecutive years.

●	Vote AGAINST the payment of retirement bonuses to any directors or statutory auditors who have been designated by the company as independent.

For Internal Use Only
This policy may not be shared with, nor circulated to, any non-employee of OppenheimerFunds and its affiliates and subsidiaries without written permission from the Compliance or Legal Department.

PIMCO

Proxy Voting Policy and Procedures1

The following are general proxy voting policies and procedures (“Policies and Procedures”) adopted by Pacific Investment Management Company LLC  (“PIMCO”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”).2  PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”) and separate investment accounts for other clients.3  These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and interpretations of its staff.  In addition to SEC requirements governing advisers, PIMCO’s Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), as set forth in the Department of Labor’s rules and regulations.4

PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies.  PIMCO’s authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets.  Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.5

Set forth below are PIMCO’s Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority.  These Policies and Procedures may be revised from time to time.

General Statements of Policy

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients.  Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

PIMCO may abstain from voting a client proxy under the following circumstances:  (1) when the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

Conflicts of Interest

PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients.  If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action:

1.	convening an ad-hoc committee to assess and resolve the conflict;6

2.	voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

3.	voting the proxy in accordance with the recommendation of an independent third-party service provider;

4.	suggesting that the client engage another party to determine how the proxies should be voted;

5.	delegating the vote to an independent third-party service provider; or

6.	voting in accordance with the factors discussed in these Policies and Procedures.

PIMCO will document the process of resolving any identified material conflict of interest.

Reporting Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client.  However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy.  In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures:  (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO.  The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.

PIMCO Record Keeping

PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act.  These records include:  (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

Review and Oversight

PIMCO’s proxy voting procedures are described below.  PIMCO’s Compliance Group will provide for the supervision and periodic review, no less than on an annual basis, of its proxy voting activities and the implementation of these Policies and Procedures.

Because PIMCO has contracted with State Street Investment Manager Solutions, LLC (“IMS West”) to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process.  IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

1.           Transmit Proxy to PIMCO.  IMS West will forward to PIMCO’s Compliance Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

2.           Conflicts of Interest.  PIMCO’s Compliance Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client.  As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position.  If no conflict exists, this group will forward each proxy to PIMCO’s Middle Office Group for consideration by the appropriate portfolio manager(s).  However, if a conflict does exist, PIMCO’s Compliance Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

3.           Vote.  The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO’s Middle Office Group.

4.           Review.  PIMCO’s Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager.  PIMCO’s Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager’s decision as to how it should be voted.

5.           Transmittal to Third Parties.  IMS West will document the portfolio manager’s decision for each proxy received from PIMCO’s Middle Office Group in a format designated by the custodian bank or other third party service provider.  IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

6.           Information Barriers.  Certain entities controlling, controlled by, or under common control with PIMCO (“Affiliates”) may be engaged in banking, investment advisory, broker-dealer and investment banking activities.  PIMCO personnel and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any Affiliate.  Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.

Categories of Proxy Voting Issues

In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices.  PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote.  PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders’ best interests, and therefore in the best economic interest of PIMCO’s clients.  The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client’s proxies.

Board of Directors

1.           Independence.  PIMCO may consider the following factors when voting on director independence issues:  (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

2.           Director Tenure and Retirement.  PIMCO may consider the following factors when voting on limiting the term of outside directors:  (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board’s stability and continuity.

3.           Nominations in Elections.  PIMCO may consider the following factors when voting on uncontested elections:  (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer’s securities.

4.           Separation of Chairman and CEO Positions.  PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person:  (i) any potential conflict of interest with respect to the board’s ability to review and oversee management’s actions; and (ii) any potential effect on the issuer’s productivity and efficiency.

5.           D&O Indemnification and Liability Protection.  PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection:  (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

6.           Stock Ownership.  PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors:  (i) the benefits of additional vested interest in the issuer’s stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

Proxy Contests and Proxy Contest Defenses

1.           Contested Director Nominations.  PIMCO may consider the following factors when voting on proposals for director nominees in a contested election:  (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management’s track record; (iv) the issuer’s long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

2.           Reimbursement for Proxy Solicitation Expenses.  PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses:  (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

3.           Ability to Alter the Size of the Board by Shareholders.  PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

4.           Ability to Remove Directors by Shareholders.  PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.

5.           Cumulative Voting.  PIMCO may consider the following factors when voting on cumulative voting proposals:  (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director’s ability to work for all shareholders.

6.           Supermajority Shareholder Requirements.  PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer’s charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

Tender Offer Defenses

1.           Classified Boards.  PIMCO may consider the following factors when voting on classified boards:  (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.

2.           Poison Pills.  PIMCO may consider the following factors when voting on poison pills:  (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

3.           Fair Price Provisions.  PIMCO may consider the following factors when voting on proposals with respect to fair price provisions:  (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

Capital Structure

1.           Stock Authorizations.  PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

2.           Issuance of Preferred Stock.  PIMCO may consider the following factors when voting on the issuance of preferred stock:  (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

3.           Stock Splits.  PIMCO may consider the following factors when voting on stock splits:  (i) the percentage increase in the number of shares with respect to the issuer’s existing authorized shares; and (ii) the industry that the issuer is in and the issuer’s performance in that industry.

4.           Reversed Stock Splits.  PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer’s existing authorized stock; and (ii) issues related to delisting the issuer’s stock.

Executive and Director Compensation

1.           Stock Option Plans.  PIMCO may consider the following factors when voting on stock option plans:  (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.

2.           Director Compensation.  PIMCO may consider the following factors when voting on director compensation:  (i) whether director shares are at the same market risk as those of the issuer’s shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

3.           Golden and Tin Parachutes.  PIMCO may consider the following factors when voting on golden and/or tin parachutes:  (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

State of Incorporation

State Takeover Statutes.  PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute:  (i) the power the statute vests with the issuer’s board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

Mergers and Restructurings

1.           Mergers and Acquisitions.  PIMCO may consider the following factors when voting on a merger and/or acquisition:  (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights.  PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer’s shareholders.

2.           Corporate Restructurings.  With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.  With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset.  With respect to a proxy proposal that includes a liquidation, PIMCO may consider management’s efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

Investment Company Proxies

For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following:  (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

1.           Election of Directors or Trustees.  PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund:  (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund’s performance.

2.           Converting Closed-end Fund to Open-end Fund.  PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund:  (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund’s shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

3.           Proxy Contests.  PIMCO may consider the following factors related to a proxy contest:  (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

4.           Investment Advisory Agreements.  PIMCO may consider the following factors related to approval of an investment advisory agreement:  (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

5.           Policies Established in Accordance with the 1940 Act.  PIMCO may consider the following factors:  (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.

6.           Changing a Fundamental Restriction to a Non-fundamental Restriction.  PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction:  (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund’s portfolio.

7.           Distribution Agreements.  PIMCO may consider the following when voting on a proposal to approve a distribution agreement:  (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor’s reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

8.           Names Rule Proposals.  PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act:  (i)  whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

9.           Disposition of Assets/Termination/Liquidation.  PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund:  (i) strategies employed to salvage the fund; (ii) the fund’s past performance; and (iii) the terms of the liquidation.

10.           Changes to Charter Documents.  PIMCO may consider the following when voting on a proposal to change a fund’s charter documents:  (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

11.           Changing the Domicile of a Fund.  PIMCO may consider the following when voting on a proposal to change the domicile of a fund:  (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.

12.           Change in Fund’s Subclassification.  PIMCO may consider the following when voting on a change in a fund’s subclassification from diversified to non-diversified or to permit concentration in an industry:  (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

Distressed and Defaulted Securities

1. Waivers and Consents.  PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

2. Voting on Chapter 11 Plans of Liquidation or Reorganization.   PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

Miscellaneous Provisions

1.           Such Other Business.  Proxy ballots sometimes contain a proposal granting the board authority to “transact such other business as may properly come before the meeting.”  PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to “transact such other business as may properly come before the meeting”:  (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO’s responsibility to consider actions before supporting them.

2.           Equal Access.  PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

3.           Charitable Contributions.  PIMCO may consider the following factors when voting on charitable contributions:  (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer’s resources that could have been used to increase shareholder value.

4.           Special Interest Issues.  PIMCO may consider the following factors when voting on special interest issues:  (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management’s responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client’s instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

*    *    *    *    *

1	Revised as of May 7, 2007.

2
These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003.  See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).

3	These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.

4
Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).  If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client’s account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.

5
For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients.  For purposes of these Policies and Procedures, voting or consent rights shall not include matters which are primarily investment decisions, including tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.

6	Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

PPM AMERICA, INC.

Proxy Voting Policies and Procedures

Adopted June 19, 2003, as amended

Last Reviewed March 20, 2009

The following policies and procedures are adopted pursuant to Rule 206(4)-6 of the Investment Advisers Act of 1940 (the “Act”).  The policies and procedures are designed to prevent material conflicts of interest from affecting the manner in which PPM America, Inc. (“PPM”) votes proxies on behalf of its clients and to ensure that proxies are voted in the best economic interests of clients.  The policies and procedures are tailored to suit PPM’s advisory business, the types of securities and portfolios managed by PPM and the extent to which PPM clients have adopted their own proxy voting procedures.

I.	Responsibility for Voting. PPM shall vote proxies solicited by or with respect to the issuers of securities in which assets of a client portfolio are invested, unless:

•	the client is subject to the Employee Retirement Income Security Act (“ERISA”) and the investment management agreement between PPM and the client expressly precludes the voting of proxies by PPM;

•	the client otherwise instructs PPM; or

•	in PPM’s judgment, the cost of voting the proxy would exceed the anticipated benefit to the client.

The financial interest of PPM’s clients is the primary consideration in determining how proxies should be voted.

When making proxy voting decisions, PPM generally adheres to its Proxy Voting Guidelines set forth in Appendix A hereto (the “Voting Guidelines”).  The Voting Guidelines, which have been developed with the assistance of Institutional Shareholder Services (“ISS”), set forth PPM’s positions on recurring issues and criteria for addressing non-recurring issues.

II.
Oversight.  The Public Equity Group oversees the proxy voting process, reviews these policies and procedures, including the Voting Guidelines, at least annually and proposes any changes to Senior Management.  The Public Equity Group also grants authority to certain PPM employees or services to vote proxies in accordance with the Voting Guidelines.

III.
Administration.  All proxies received by PPM for voting, including those received by portfolio management groups other than the Public Equity Group, will be forwarded to Portfolio Services for administration.  PPM has engaged an independent third party service, Institutional Shareholder Services (“ISS”), to provide administrative assistance in connection with the voting of proxies.  ISS is a premier proxy research, advisory, voting and vote reporting service that specializes in proxy voting.  ISS’ primary function with respect to PPM is to apprise us of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and recommend the manner in which PPM should vote on particular proxy proposals.  ISS also will electronically vote proxies in accordance with PPM’s instructions.

PPM retains final authority and fiduciary responsibility for the voting of proxies.

A.	Receipt and recording of proxy information.

1.	Portfolio Services is responsible for establishing in the records for each client whether the client has:

•	vested PPM with proxy voting authority or has reserved or delegated that responsibility to another, designated person; and

•	adopted a proxy voting policy that PPM is required to follow, including one that would require voting on issues relating to social and/or political responsibility.

2.	For each account that PPM advises and has discretion to vote shareholder proxies, Portfolio Services shall notify the client’s custodian that all proxy materials and ballots shall be forwarded to ISS.

3.	ISS shall input all proxy information into its system and shall publish a daily report that identifies pending meetings and due dates for ballots.

B.	Reconciliation of holdings.

1.	Portfolio Services shall forward a current list of portfolio holdings to ISS weekly; and

2.	For each proxy received, ISS shall confirm that share amounts reflected on proxy ballots are the actual number of shares entitled to vote.

C.	Transmission of ballots. ISS shall transmit each proxy ballot (electronically or by mail).

D.	Records. In accordance with Section 204-2 of the Act, the following documents shall be maintained for a period of five years:

1.	a copy of each proxy statement received (PPM will rely on EDGAR for retention of all proxy statements);

2.	a record of each proxy vote cast, including the issuer, the number of shares voted, a description of the proposal, how the shares were voted and the date on which the proxy was returned;

3.
a copy of any document generated by PPM, a PPM affiliate or a delegate of PPM that was integral to formulating the basis for a proxy voting decision or that memorializes the basis for a proxy voting decision;

4.	a copy of each written client request for PPM’s proxy voting record; and

5.	a copy of any written response from PPM to any client request (written or oral) for PPM’s proxy voting record.

E.
Availability of records.  Copies of these policies and procedures, which may be updated from time to time, and records of all proxies voted shall be made available to clients, in such forms or intervals as the clients reasonably request.  ISS shall maintain electronic records of each vote cast and will make voting records available electronically to PPM clients.  Client requests for such information will be forwarded to Portfolio Services for fulfillment and tracking purposes.

IV.           Voting Policy.

A.
Client policy. If a client has a proxy voting policy that it has delivered to PPM, PPM shall vote proxies solicited by or with respect to the issuers of securities held in that client’s account in accordance with that policy.  Portfolio managers shall be responsible for reviewing client directed voting policies and Legal/Compliance will periodically review votes cast to ensure compliance with such policies.

B.
No client policy.  If a client does not have or does not deliver a proxy voting policy to PPM prior to the record date stated in the proxy, PPM shall vote each proxy solicited by or with respect to the issuers of securities held in that client’s account in accordance with the Voting Guidelines set forth in Appendix A hereto, or, in such other manner that, in the judgment of PPM, is in the best interests of the client.

V.	Voting Analysis and Guidelines. PPM has adopted the Voting Guidelines to provide guidance on how to address specific proposals as they arise.

A.	Research. PPM utilizes ISS to perform research and make recommendations to PPM based on the Voting Guidelines on matters for which votes are being solicited.

B.	Analysis. ISS shall deliver to PPM research and vote recommendations electronically for analysis.

PPMA/Proxy Voting Policies and Procedures V1.4 Last Reviewed 03/20/09

As soon as practicable after receipt, Portfolio Services shall forward the ISS research and vote recommendations to the appropriate portfolio manager(s) for their review and:

•
if the portfolio manager determines that the recommendation is consistent with the Voting Guidelines, no response to Portfolio Services is required.  In the event that a recommendation is not consistent with the Voting Guidelines, Portfolio Services shall then instruct ISS to change the recommended vote accordingly;

•
if, after consideration of certain factors, the portfolio manager determines that the proposal will not enhance shareholder value and the portfolio manager determines to vote the proxy in a manner contrary to the Voting Guidelines, the portfolio manager shall then submit the recommended vote to Legal/Compliance to determine whether there is a potential conflict of interest.  If there is no conflict of interest, the vote shall be submitted to ISS for transmission.  If a conflict of interest is identified, the vote shall be submitted to the Conflicts Committee and the Conflicts Committee will review the proposed vote to determine if the vote is consistent with these policies and procedures, and if so, approve the submission of the vote to ISS for transmission or

•
if the proposal is not addressed in our voting guidelines or if the application of our voting guidelines is unclear, the portfolio manager shall review the proposal and submit its recommended vote to Portfolio Services and to Legal/Compliance for review and resolution in accordance with Section VI below.

VI.
Conflicts of Interest.  To ensure that conflicts of interest have no effect on votes cast, the Voting Guidelines are designed to eliminate adviser discretion from the voting process and votes are generally cast based upon the recommendations of ISS.  In the event that PPM determines that a proxy should be voted in a manner contrary to the policy set forth in the Voting Guidelines, the following shall apply:

A.
Identification. Legal/Compliance shall analyze the proxy to determine whether PPM may have a relationship with an issuer whose securities are also held in client portfolios.  PPM will be deemed to have a potential conflict when voting a proxy of an issuer if:

•	the issuer or an affiliate of the issuer that is a client of PPM or PPM is actively soliciting, and accounts of other PPM clients hold securities of that issuer;
•	an officer or board member of the issuer is also an employee of PPM;
•	PPM has a personal or business relationship with a participant in the proxy contest, corporate directors or candidates for corporate directorship;
•	PPM or an affiliate is providing a service to a company whose management is soliciting proxies;
•	PPM has an interest in the outcome of the matter before shareholders; or
•	the chief compliance officer or other member of PPM senior management determines there to be an actual or potential conflict between the interests of PPM and the best interests of a PPM client.

B.
Resolution.  Legal/Compliance shall maintain a list of all issuers with whom PPM is deemed to have a potential conflict voting proxies (the “Identified Issuers”) and will provide such list to ISS and update the list from time to time.  For any meeting of shareholders of an Identified Issuer, the Conflicts Committee will conduct an independent review of the proposed vote.  The Conflicts Committee may include any member of the Public Equity Group, the chief compliance officer of PPM or general counsel of PPM, but may not be the person with whom the Identified Issuer has a relationship or a member of the portfolio management group that invests in such Identified Issuer.

PPMA/Proxy Voting Policies and Procedures V1.4 Last Reviewed 03/20/09

APPENDIX B

PPM AMERICA, INC.

Proxy Voting Policies and Procedures

Request for Vote Contrary to Voting Guidelines

Section V of the Proxy Voting Policies and Procedures of PPM America, Inc. (the “Procedures”) permits portfolio managers to submit recommendations for proxy votes that are contrary to Voting Guidelines to the Conflicts Committee.  The Conflicts Committee is then responsible for reviewing the recommendation and must determine whether the recommendation is consistent with the Procedures and in the best economic interests of clients.  Please note: capitalized terms not otherwise defined in this Appendix have the meanings ascribed to them in the Procedures.  In order to facilitate the process of reviewing any request for a vote contrary to the Voting Guidelines, please provide the following information:

Part I.  Request and Related Facts (to be completed by the portfolio manager)

1.	State the provision of the Voting Guidelines that applies to the shareholder proposal:

2.
Describe below (or attach hereto) the recommended vote, together with the relevant factors you considered related to the recommended vote.  In particular, please describe any circumstance or factor in which the proposed recommendation may be deemed to be the product of a conflict of interest or result in a breach of the duties owed to PPM’s clients by either any individual or PPM (if none, please indicate accordingly):

Requested for approval:

I certify that I have read and understand the section(s) of the Voting Guidelines that would otherwise result in a vote contrary to the recommended vote listed above and to the best of my knowledge I believe that the proposed recommendation (i) is not the result of a conflict of interest and (ii) does not result in a breach of the duties owed to PPM clients by me, any individual at PPM or PPM.

_____________________________          ________________________      ________________
Name                                                                    Title                                                      Date

Approved by (Department Head)

_____________________________          ________________________      ________________
Name                                                                    Title                                                      Date
\

Part II:  Legal and Compliance Department Review

Legal/Compliance shall analyze the proxy to determine whether PPM may have a relationship with an issuer whose securities are also held in client portfolios.  PPM will be deemed to have a potential conflict when voting a proxy of an issuer if (check as appropriate):

□	the issuer or an affiliate of the issuer that is a client of PPM or PPM is actively soliciting, and accounts of other PPM clients hold securities of that issuer;

□	an officer or board member of the issuer is also an employee of PPM;

□	PPM has a personal or business relationship with a participant in the proxy contest, corporate directors or candidates for corporate directorship;

□	PPM or an affiliate is providing a service to a company whose management is soliciting proxies;

□	PPM has an interest in the outcome of the matter before shareholders; or

□
the chief compliance officer or other member of PPM senior management determines there to be an actual or potential conflict between the interests of PPM and the best interests of a PPM client (see detail below).

Based on the foregoing, it is determined that the proposed recommendation presents:

______  No Conflict of Interest

______  A Potential Conflict (and is hereby submitted to the Conflicts Committee for review)

Part III:  Determination of the Conflicts Committee (if applicable)

The Conflicts Committee shall review the foregoing information to determine whether the proposed recommendation (i) is not the product of a conflict of interest and (ii) does not result in a breach of the duties owed to clients by either the individuals listed or PPM.  In light thereof and upon review of the foregoing, the proposed Exception is:

_____	Approved*

_____	Not Approved

_____________________________          ________________________      ________________
Name                                                                    Title                                                      Date
_____________________________________

* Any qualifications to such approval are set forth below; Portfolio Services is hereby directed to communicate the recommended vote to ISS for implementation.

The Portfolio Services Department shall retain in its files a copy of this Request and any related information.

PPM AMERICA, INC.

PROXY VOTING GUIDELINES

Adopted June 19, 2003, as amended

Last Reviewed March 31, 2009

PPM America Proxy Voting Guidelines v1.5 Last Reviewed 03/31/09

PPM America, Inc. Proxy Voting Guidelines
2009

1. OPERATIONAL ITEMS
Adjourn Meeting
Amend Quorum Requirements
Amend Minor Bylaws
Auditor Indemnification and Limitation of Liability
Auditor Ratification
Change Company Name
Change Date, Time, or Location of Annual Meeting
Transact Other Business

2. BOARD OF DIRECTORS:
Voting on Director Nominees in Uncontested Elections
RMG Classification of Directors - 2009
Age Limits
Board Size
Classification/Declassification of the Board
Cumulative Voting
Director and Officer Indemnification and Liability Protection
Establish/Amend Nominee Qualifications
Establishment of Board Committees Shareholder Proposals
Establishment of Board Policy on Shareholder Engagement
Filling Vacancies/Removal of Directors
Independent Chair (Separate Chair/CEO)
Majority of Independent Directors/Establishment of Committees
Majority Vote Shareholder Proposals
Open Access
Performance/Governance Evaluation for Directors
Stock Ownership Requirements
Term Limits
Vote No Campaigns

3. PROXY CONTESTS
Voting for Director Nominees in Contested Elections
Reimbursing Proxy Solicitation Expenses
Confidential Voting

4. ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES
Advance Notice Requirements for Shareholder Proposals/Nominations
Amend Bylaws without Shareholder Consent
Poison Pills
Shareholder Ability to Act by Written Consent
Shareholder Ability to Call Special Meetings
Supermajority Vote Requirements

5. MERGERS AND CORPORATE RESTRUCTURINGS

Overall Approach
Appraisal Rights
Asset Purchases
Asset Sales
Bundled Proposals
Conversion of Securities
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
Formation of Holding Company
Going Private Transactions (LBOs and Minority Squeezeouts)
Joint Ventures
Liquidations
Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition
Private Placements/Warrants/Convertible Debentures
Special Purpose Acquisition Corporations (SPACs)
Spinoffs
Value Maximization Shareholder Proposals

6. STATE OF INCORPORATION
Control Share Acquisition Provisions
Control Share Cash-Out Provisions
Disgorgement Provisions
Fair Price Provisions
Freeze-Out Provisions
Greenmail
Reincorporation Proposals
Stakeholder Provisions
State Antitakeover Statutes

7. CAPITAL STRUCTURE
Adjustments to Par Value of Common Stock
Common Stock Authorization
Dual-Class Stock
Issue Stock for Use with Rights Plan
Preemptive Rights
Preferred Stock
Recapitalization
Reverse Stock Splits
Share Repurchase Programs
Stock Distributions: Splits and Dividends
Tracking Stock

8. EXECUTIVE AND DIRECTOR COMPENSATION

Equity Compensation Plans
Cost of Equity Plans
Repricing Provisions
Pay-for-Performance Disconnect
Three-Year Burn Rate/Burn Rate Commitment
Liberal Definition of Change-in-Control
Poor Pay Practices

Specific Treatment of Certain Award Types in Equity Plan Evaluations:
Dividend Equivalent Rights
Liberal Share Recycling Provisions
Operating Partnership (OP) units in Equity Plan anlasyis of Real Estate Investment Trusts (REITs)
Option Overhang Cost

Other Compensation Proposals and Policies
401(k) Employee Benefit Plans
Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals
Director Compensation
Director Retirement Plans
Employee Stock Ownership Plans (ESOPs)
Employee Stock Purchase Plans-- Qualified Plans
Employee Stock Purchase Plans-- Non-Qualified Plans
Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
Options Backdating
Option Exchange Programs/Repricing Options
Stock Plans in Lieu of Cash
Transfer Stock Option (TSO) Programs

Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Bailout Bill/Executive Compensation Resolutions
Compensation Consultants- Disclosure of Board or Company’s Utilization
Disclosure/Setting Levels or Types of Compensation for Executives and Directors
Golden Coffins/Executive Death Benefits
Pay for Superior Performance
Performance-Based Awards
Pension Plan Income Accounting
Pre-Arranged Trading Plans (10b5-1 Plans)
Recoup Bonuses
Severance Agreements for Executives/Golden Parachutes
Share Buyback Holding Periods
Stock Ownership or Holding Period Guidelines
Supplemental Executive Retirement Plans (SERPs)
Termination of Employment Prior to Severance Payment and Eliminating Accelerated
Vesting of Unvested Equity
Tax Gross-Up Proposals

9. CORPORATE SOCIAL RESPONSIBILITY (CSR) ISSUES

Consumer Issues and Public Safety
Animal Rights
Drug Pricing
Drug Reimportation
Genetically Modified Foods
Handguns
HIV/AIDS
Predatory Lending
Tobacco
Toxic Chemicals
Tobacco

Environment and Energy
Arctic National Wildlife Refuge
CERES Principles
Climate Change
Concentrated Area Feeding Operations (CAFOs)
Envirionmental-Economic Risk Report
Environmental Reports
Global Warming
Kyoto Protocol Compliance
Land Use
Nuclear Safety
Operations in Protected Areas
Recycling
Renewable Energy
Sustainability Report

General Corporate Issues
Charitable/Political Contributions
Disclosure of Lobbying Expenditures/Initiatives
Link Executive Compensation to Social Performance
Outsourcing/Offshoring

Labor Standards and Human Rights
China Principles
Country-specific Human Rights Reports
International Codes of Conduct/Vendor Standards
MacBride Principles

Military Business
Foreign Military Sales/Offsets
Landmines and Cluster Bombs
Nuclear Weapons
Operations in Nations Sponsoring Terrorism
Space-Based Weaponization

Workplace Diversity
Board Diversity
Equal Employment Opportunity (EEO)
Glass Ceiling
Sexual Orientation

10. MUTUAL FUND PROXIES
Election of Directors
Converting Closed-end Fund to Open-end Fund
Proxy Contests
Investment Advisory Agreements
Approving New Classes or Series of Shares
Preferred Stock Proposals
1940 Act Policies
Changing a Fundamental Restriction to a Nonfundamental Restriction
Change Fundamental Investment Objective to Nonfundamental
Name Change Proposals
Change in Fund's Subclassification
Disposition of Assets/Termination/Liquidation
Changes to the Charter Document
Changing the Domicile of a Fund
Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval
Distribution Agreements
Master-Feeder Structure
Mergers

Shareholder Proposals for Mutual Funds
Establish Director Ownership Requirement
Reimburse Shareholder for Expenses Incurred
Terminate the Investment Advisor

1. Operational Items

Adjourn Meeting

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes "other business."

Amend Quorum Requirements

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Auditor Indemnification and Limitation of Liability

Consider the issue of auditor indemnification and limitation of liability on a CASE-BY-CASE basis. Factors to be assessed include, but are not limited to:

•	The terms of the auditor agreement- the degree to which these agreements impact shareholders' rights;

•	Motivation and rationale for establishing the agreements;

•	Quality of disclosure; and

•	Historical practices in the audit area.

WTHHOLD or vote AGAINST members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns, refund claims and tax payment planning. All other services in the tax category, such as tax advice, planning or consulting should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where "Other" fees include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergence, and spin-offs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard "non-audit fee" category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

Change Company Name

Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting

Vote FOR management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable.

Transact Other Business

Vote AGAINST proposals to approve other business when it appears as voting item.

2. Board of Directors:

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD1 from individual directors who:

•
Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

-	Degree to which absences were due to an unavoidable conflict;

-	Pattern of absenteeism; and

-	Other extraordinary circumstances underlying the director’s absence;

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•
The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•
The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•
The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•
The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•
The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•
The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•
There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures, are identified.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

RMG Classification of Directors – 2009

Inside Director (I)
• Employee of the company or one of its affiliates1;

• Non-employee officer of the company if among the five most highly paid individuals (excluding interim CEO);

• Listed as a Section 16 officer2;

• Current interim CEO;

• Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a defined group).

Affiliated Outside Director (AO)
• Board attestation that an outside director is not independent;

• Former CEO of the company3,4;

• Former CEO of an acquired company within the past five years4;

• Former interim CEO if the service was longer than 18 months. If the service was between twelve and eighteen months an assessment of the interim CEO’s employment agreement will be made;5

• Former executive2 of the company, an affiliate or an acquired firm within the past five years;

• Executive2 of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years;

• Executive2, former executive, general or limited partner of a joint venture or partnership with the company;

• Relative6 of a current Section 16 officer of company or its affiliates;

• Relative6 of a current employee of company or its affiliates where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role);

• Relative6 of former Section 16 officer, of company or its affiliate within the last five years;

• Currently provides (or a relative6 provides) professional services7 to the company, to an affiliate of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year;

• Employed by (or a relative6 is employed by) a significant customer or supplier8;

• Has (or a relative6 has) any transactional relationship with the company or its affiliates excluding investments in the company through a private placement; 8

• Any material financial tie or other related party transactional relationship to the company;

• Party to a voting agreement 9 to vote in line with management on proposals being brought to shareholder vote;

• Has (or a relative6 has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation and Stock Option Committee; 10

• Founder 11 of the company but not currently an employee;

• Is (or a relative6 is) a trustee, director or employee of a charitable or non-profit organization that receives grants or endowments8 from the company or its affiliates1.

 Independent Outside Director (IO)
• No material12 connection to the company other than a board seat.

Footnotes:
1 “Affiliate” includes a subsidiary, sibling company, or parent company. RMG uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

2 “Executives” (officers subject to Section 16 of the Securities and Exchange Act of 1934) include the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division or policy function). A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider. If the company provides additional disclosure that the director is not receiving additional compensation for serving in that capacity, then the director will be classified as an Independent Outsider.

3 Includes any former CEO of the company prior to the company’s initial public offering (IPO).

4 When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, RMG will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and if there are any other conflicting relationships or related party transactions.

5 RMG will look at the terms of the interim CEO’s employment contract to determine if it contains severance pay, long-term health and pension benefits or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. RMG will also consider if a formal search process was underway for a full-time CEO at the time.

6 “Relative” follows the SEC’s new definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

7 Professional services can be characterized as advisory in nature and generally include the following: investment banking / financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

8 If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues.  (The recipient is the party receiving the financial proceeds from the transaction).

9 Dissident directors who are parties to a voting agreement pursuant to a settlement arrangement will generally be classified as independent unless determined otherwise, taking into account the following factors: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

10 Interlocks include:  (a) executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or (b) executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

11 The operating involvement of the Founder with the company will be considered. Little to no operating involvement may cause RMG to deem the Founder as an independent outsider.

12 For purposes of RMG’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

Age Limits

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through mandatory retirement ages.

Board Size

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting.

Generally vote FOR proposals to restore or provide for cumulative voting unless:

•	The company has proxy access or a similar structure2 to allow shareholders to nominate directors to the company’s ballot; and

•
The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50%).

Director and Officer Indemnification and Liability Protection

Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company's board (i.e., "permissive indemnification") but that previously the company was not required to indemnify.

Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

Establishment of Board Committees Shareholder Proposals

Generally vote AGAINST shareholder proposals to establish a new standing board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

•	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

•	Level of disclosure regarding the issue for which board oversight is sought;

•	Company performance related to the issue for which board oversight is sought;

•	Board committee structure compared to that of other companies in its industry sector; and/or

•	The scope and structure of the proposal.

Establishment of Board Policy on Shareholder Engagement

Generally vote FOR shareholders proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

•
The company has an independent chairman or a lead director, according to RMG’s definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing governance structure:

•
Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

-	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

-	serves as liaison between the chairman and the independent directors;

-	approves information sent to the board;

-	approves meeting agendas for the board;

-	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

-	has the authority to call meetings of the independent directors;

-	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•
A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group (using Russell 3000 companies only), unless there has been a change in the Chairman/CEO position within that time. For companies not in the Russell 3000 universe, the company must not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns, unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

-	Egregious compensation practices;

-	Multiple related-party transactions or other issues putting director independence at risk;

-	Corporate and/or management scandals;

-	Excessive problematic corporate governance provisions; or

-	Flagrant actions by management or the board with potential or realized negative impacts on shareholders.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by RMG’s definition of independent outsider. (See Classification of Directors.)

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Open Access

Vote shareholder proposals asking for open or proxy access on a CASE-BY-CASE basis, taking into account:

•	The ownership threshold proposed in the resolution;

•	The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.

Performance/Governance Evaluation for Directors

•
Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:

•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability for shareholders to call special meetings;

•	the inability for shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

Stock Ownership Requirements

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is desired, the company should determine the appropriate ownership requirement.

Vote CASE-BY-CASE on shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

Term Limits

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

Vote No Campaigns

In cases where companies are targeted in connection with public “vote no” campaigns, evaluate  director nominees under the existing governance policies for voting on director nominees in uncontested elections. In issuing vote recommendations, consider arguments submitted by shareholders and other publicly-available information.

1 In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2 Similar structure” would be a structure that allows shareholders to nominate candidates who the company will include on the management ballot IN ADDITION TO management’s nominees, and their bios are included in management’s proxy.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE basis on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Amend Bylaws without Shareholder Consent

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•
The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•
Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "RMG Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Appraisal Rights

Vote FOR proposals to restore, or provide shareholders with rights of appraisal.

Asset Purchases

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives for the business;

•	Non-completion risk.

Asset Sales

Vote CASE-BY-CASE on asset sales, considering the following factors:

•	Impact on the balance sheet/working capital;

•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest.

Bundled Proposals

Vote CASE-BY-CASE on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, taking into consideration the following:

•	Dilution to existing shareholders' position;

•	Terms of the offer;

•	Financial issues;

•	Management's efforts to pursue other alternatives;

•	Control issues;

•	Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:

•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

•	Increases in capital structure;

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital Structure”);

•	Adverse changes in shareholder rights.

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

Vote CASE-BY-CASE on going private transactions, taking into account the following:

•	Offer price/premium;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.

Vote CASE-BY-CASE on “going dark” transactions, determining whether the transaction enhances shareholder value by taking into consideration:

•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:

-	Are all shareholders able to participate in the transaction?

-	Will there be a liquid market for remaining shareholders following the transaction?

-	Does the company have strong corporate governance?

-	Will insiders reap the gains of control following the proposed transaction?

-	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

Joint Ventures

Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:

•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives;

•	Noncompletion risk.

Liquidations

Vote CASE-BY-CASE on liquidations, taking into account the following:

•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition

Vote CASE-BY-CASE on mergers and acquisitions, determining whether the transaction enhances shareholder value by giving consideration to items listed under “Mergers and Corporate Restructurings: Overall Approach.”

Private Placements/Warrants/Convertible Debentures

Vote CASE-BY-CASE on proposals regarding private placements taking into consideration:

1.	Dilution to existing shareholders' position.

-	The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion.

2.	Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; conversion features; termination penalties; exit strategy.

-	The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial issues.

-
When evaluating the magnitude of a private placement discount or premium, RiskMetrics will consider whether it is affected by liquidity, due diligence, control and monitoring issues, capital scarcity, information asymmetry and anticipation of future performance.

3.	Financial issues include but are not limited to examining the following:

-	company's financial situation;

-	degree of need for capital;

-	use of proceeds;

-	effect of the financing on the company's cost of capital;

-	current and proposed cash burn rate; and

-	going concern viability and the state of the capital and credit markets.

4.
Management's efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives. A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.

5.	Control issues:

-	change in management;

-	change in control,

-	guaranteed board and committee seats;

-	standstill provisions;

-	voting agreements;

-	veto power over certain corporate actions.

Minority versus majority ownership and corresponding minority discount or majority control premium

6.	Conflicts of interest

-	Conflicts of interest should be viewed from the perspective of the company and the investor.

-	Were the terms of the transaction negotiated at arm’s-length? Are managerial incentives aligned with shareholder interests?

7.	Market reaction

-	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Special Purpose Acquisition Corporations (SPACs)

Vote on a CASE-BY-CASE basis on SPAC mergers and acquisitions taking into account the following:

•
Valuation – Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.

•
Market reaction – How has the market responded to the proposed deal? A negative market reaction may be a cause for concern.  Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

•
Deal timing – A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

•	Negotiations and process – What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

•
Conflicts of interest – How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

•	Voting agreements – Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote AGAINST the proposed merger or exercise conversion rights?

•	Governance – What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

Spinoffs

Vote CASE-BY-CASE on spin-offs, considering:

•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

•	Corporate governance changes;

•	Changes in the capital structure.

Value Maximization Shareholder Proposals

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors:

•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management;

•	Strategic plan in place for improving value;

•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	Whether company is actively exploring its strategic options, including retaining a financial advisor.

6. State of Incorporation

Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

Control Share Cash-Out Provisions

Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

Vote FOR proposals to opt out of control share cash-out statutes.

Disgorgement Provisions

Disgorgement provisions require  an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profits provisions.

Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions

Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions

Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals

Management or shareholder proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company's governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions

Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7. Capital Structure

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-Class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders;

•	It is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preemptive Rights

Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration: the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Recapitalization

Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:

•	More simplified capital structure;

•	Enhanced liquidity;

•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.

Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Vote CASE-BY-CASE on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue based on the allowable increased calculated using the Capital Structure model.

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by RMG.

Tracking Stock

Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

•	Alternatives such as spin-off.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

•
The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

•
The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.

Each of these factors is described below:

Cost of Equity Plans

Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised. All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

The Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap.  The allowable cap is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s allowable cap.

For the Dec. 1, 2008, March 1, June 1 and Sept. 1, 2009 quarterly data downloads, RMG will use 400-day volatility for the shareholder value calculation. RMG intends to revert to the 200-day volatility for the Dec. 1, 2009 and subsequent quarterly data downloads. Also, for those specified time periods, RMG will use the 90-day average stock price at the quarterly data download, and intends to revert to the 200-day average stock price for the Dec 1, 2009 and subsequent quarterly data downloads.

Repricing Provisions

Vote AGAINST plans that expressly permit the repricing or exchange of underwater stock options without prior shareholder approval, even if the cost of the plan is reasonable. Also, vote AGAINST OR WITHHOLD from members of the Compensation Committee who approved and/or implemented a repricing or an option exchange program, by buying out underwater options for stock, cash or other consideration or canceling underwater options and regranting options with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Pay-for-Performance Disconnect

Generally, vote AGAINST plans and/or WITHHOLD votes from the Compensation Committee members if:

•	There is a pay for performance disconnect between the CEO’s pay and company’s stock performance;

•	The main source of the pay increase (over half) is equity-based; and

•	The CEO is a participant of the equity proposal.

A pay for performance disconnect is defined as an increase in CEO’s total compensation and the company’s one-year and three-year total shareholder returns are in the bottom half of its industry group (i.e., four-digit GICS - Global Industry Classification Group). CEO total compensation is defined as the sum of base salary, bonus, non-equity incentives, grant date full value of stock awards and options, target value of performance shares/units, change in pension value and nonqualified deferred compensation earnings, and all other compensation.

The pay for performance policy first identifies companies that are in the bottom half of each four-digit GICS coupled with an increase in total direct compensation for the CEO. Examine the Compensation Discussion & Analysis (“CD&A”) to understand the source of increase. Is the increase attributed to performance-based compensation such as performance-based stock awards with pre-established performance measures or time-based restricted stock?  The CD&A should provide enlightening and meaningful disclosure with respect to the committee decisions on executive pay and the underlying rationale for increases in pay despite poor stock performance.  Newly appointed CEOs that have not been with the company for the past two complete fiscal years are exempted from the policy. Please note that this is a case-by-case analysis that requires detailed examination of the company’s CD&A.

To potentially mitigate the withhold vote recommendations, consider whether a company evidenced a commitment to pay for performance principles by (1) stating that the compensation committee has reviewed all components of CEO compensation, (2) providing a tally sheet under various termination scenarios, (3) disclosing performance measures and goals for all performance-based compensation, (4) committing to grant at least 50 percent of equity awards where the grant or vesting is tied to pre-established performance conditions, and (6) committing that the compensation committee has the sole authority to hire or fire compensation consultants. To provide complete transparency to shareholders, the commitment must be publicly disclosed.

On a CASE-BY-CASE basis, vote for equity plans and FOR compensation committee members with a pay-for-performance disconnect if compensation committee members can present strong and compelling evidence of improved committee performance. This evidence must go beyond the usual compensation committee report disclosure. This additional evidence necessary includes all of the following:

•	The compensation committee has reviewed all components of the CEO’s compensation, including the following:

-	Base salary, bonus, long-term incentives;

-	Accumulative realized and unrealized stock option and restricted stock gains;

-	Dollar value of perquisites and other personal benefits to the CEO and the total cost to the company;

-	Earnings and accumulated payment obligations under the company’s nonqualified deferred compensation program;

-	Actual projected payment obligations under the company’s supplemental executive retirement plan (SERPs).

•	A tally sheet with all the above components should be disclosed for the following termination scenarios:

-	Payment if termination occurs within 12 months: $_____;

-	Payment if “not for cause” termination occurs within 12 months: $_____;

-	Payment if “change of control” termination occurs within 12 months: $_____.

•
The compensation committee is committed to providing additional information on the named executives’ annual cash bonus program and/or long-term incentive cash plan for the current fiscal year.  The compensation committee will provide full disclosure of the qualitative and quantitative performance criteria and hurdle rates used to determine the payouts of the cash program.  From this disclosure, shareholders will know the minimum level of performance required for any cash bonus to be delivered, as well as the maximum cash bonus payable for superior performance.

The repetition of the compensation committee report does not meet RMG’s requirement of compelling and strong evidence of improved disclosure.  The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the annual cash bonus and/or long-term incentive cash plan based on the additional disclosure.

•
The compensation committee is committed to granting a substantial portion of performance-based equity awards to the named executive officers.  A substantial portion of performance-based awards would be at least 50 percent of the shares awarded to each of the named executive officers.  Performance-based equity awards are earned or paid out based on the achievement of company performance targets.  The company will disclose the details of the performance criteria (e.g., return on equity) and the hurdle rates (e.g., 15 percent) associated with the performance targets.  From this disclosure, shareholders will know the minimum level of performance required for any equity grants to be made. The performance-based equity awards do not refer to non-qualified stock options3 or performance-accelerated grants.4  Instead, performance-based equity awards are performance-contingent grants where the individual will not receive the equity grant by not meeting the target performance and vice versa.

The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the performance-based equity awards based on the additional disclosure.

•
The compensation committee has the sole authority to hire and fire outside compensationconsultants.  The role of the outside compensation consultant is to assist the compensation committee to analyze executive pay packages or contracts and understand the company’s financial measures.

Three-Year Burn Rate/Burn Rate Commitment

Generally vote AGAINST plans if the company’s most recent three-year burn rate exceeds one standard deviation in excess of the industry mean (per the following Burn Rate Table) and is over 2 percent of common shares outstanding.  The three-year burn rate policy does not apply to non-employee director plans unless outside directors receive a significant portion of shares each year.

The annual burn rate is calculated as follows:

Annual Burn rate = (# of options granted + # of full value shares awarded * Multiplier) / Weighted Average common shares outstanding)

However, vote FOR equity plans if the company fails this burn rate test but the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation (or 2%, whichever is greater), assuming all other conditions for voting FOR the plan have been met.

If a company fails to fulfill its burn rate commitment, vote AGAINST or WITHHOLD from the compensation committee.

For the Dec. 1, 2008, March 1, June 1 and Sept. 1, 2009 quarterly data downloads, RMG will use 400-day volatility for the shareholder value transfer and burn rate polices. RMG intends to revert to the 200-day volatility for the Dec. 1, 2009 and subsequent quarterly data downloads.

Burn Rate Table for 2009

		Russell 3000			Non-Russell 3000
GICS	Description	Mean	Standard Deviation	Mean+STDEV	Mean	Standard Deviation	Mean+STDEV
1010	Energy	1.75%	1.35%	3.09%	2.41%	2.75%	5.15%
1510	Materials	1.22%	0.91%	2.14%	2.17%	1.63%	3.80%
2010	Capital Goods	1.69%	1.83%	3.52%	2.71%	2.44%	5.15%
2020	Commercial Services & Supplies	2.21%	1.79%	4.01%	2.50%	2.19%	4.69%
2030	Transportation	1.82%	1.36%	3.18%	1.86%	1.59%	3.45%
2510	Automobiles & Components	1.86%	1.19%	3.05%	1.86%	1.19%	3.05%
2520	Consumer Durables & Apparel	2.06	1.38%	3.44%	2.33%	2.46%	4.79%
2530	Consumer Services	2.11%	1.21%	3.32%	2.75%	2.39%	5.14%
2540	Media	1.87%	1.38%	3.25%	3.16%	2.98%	6.13%
2550	Retailing	1.84%	1.27%	3.12%	2.79%	1.83%	4.62%
3010, 3020, 3030	Consumer Staples	1.77%	1.35%	3.12%	2.39%	2.06%	4.45%
3510	Health Care Equipment & Services	2.72%	1.67%	4.39%	3.63%	3.01%	6.64%
3520	Pharmaceuticals & Biotechnology	3.40%	2.36%	5.76%	4.98%	4.49%	9.46%
4010	Banks	1.20%	0.97%	2.18%	1.40%	1.50%	2.89%
4020	Diversified Financials	2.94%	2.62%	5.56%	5.12%	5.93%	11.05%
4030	Insurance	1.23%	0.98%	2.22%	2.49%	2.22%	4.71%
4040	Real Estate	1.07%	0.99%	2.05%	1.33%	1.52%	2.85%
4510	Software & Services	4.05%	2.72%	6.76%	5.57%	4.56%	10.12%
4520	Technology Hardware & Equipment	3.24%	2.29%	5.52%	3.54%	2.76%	6.30%
4530	Semiconductors & Semiconductor Equipment	3.69%	2.02%	5.72%	4.95%	2.84%	7.79%
5010	Telecommunication Services	2.16%	1.57%	3.74%	2.92%	3.00%	5.92%
5510	Utilities	0.81%	0.83%	1.64%	0.87%	1.00%	1.86%

For companies that grant both full value awards and stock options to their participants, apply a premium on full value awards for the past three fiscal years. The guideline for applying the premium is as follows:

Stock Price Volatility	Multiplier
54.6% and higher	1 full-value award will count as 1.5 option shares
36.1% or higher and less than 54.6%	1 full-value award will count as 2.0 option shares
24.9% or higher and less than 36.1%	1 full-value award will count as 2.5 option shares
16.5% or higher and less than 24.9%	1 full-value award will count as 3.0 option shares
7.9% or higher and less than 16.5%	1 full-value award will count as 3.5 option shares
Less than 7.9%	1 full-value award will count as 4.0 option shares

Liberal Definition of Change-in-Control

Generally vote AGAINST equity plans if the plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur. Examples of such a definition could include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

•	Egregious employment contracts:

-	Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:

-	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security systems maintenance and/or installation, car allowances;

-	Reimbursement of income taxes on executive perquisites or other payments;

-	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure:

-	Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:

-	Inclusion of additional years of service not worked that result in significant payouts;

-	Inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package:

-	Excessive “make whole” provisions;

-	Any of the poor pay practices listed in this policy;

•	Excessive severance and/or change in control provisions:

-	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

-	Payments upon an executive's termination in connection with performance failure;

-	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

-
New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

-	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

-	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

-	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

-	Unclear explanation of how the CEO is involved in the pay setting process;

-	Retrospective performance targets and methodology not discussed;

-	Methodology for benchmarking practices and/or peer group not disclosed and explained;

•	Internal Pay Disparity:

-	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.

Specific Treatment of Certain Award Types in Equity Plan Evaluations:

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

Liberal Share Recycling Provisions

Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards.  Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.

Operating Partnership (OP) units in Equity Plan analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

Option Overhang Cost

Companies with sustained positive stock performance and high overhang cost attributable to in-the-money options outstanding in excess of six years may warrant a carve-out of these options from the overhang as long as the dilution attributable to the new share request is reasonable and the company exhibits sound compensation practices. Consider, on a CASE-BY-CASE basis, a carve-out of a portion of cost attributable to overhang, considering the following criteria:

•
Performance: Companies with sustained positive stock performance will merit greater scrutiny. Five-year total shareholder return (TSR), year-over-year performance, and peer performance could play a significant role in this determination.

•
Overhang Disclosure: Assess whether optionees have held in-the-money options for a prolonged period (thus reflecting their confidence in the prospects of the company). Note that this assessment would require additional disclosure regarding a company's overhang. Specifically, the following disclosure would be required:

-	The number of in-the-money options outstanding in excess of six or more years with a corresponding weighted average exercise price and weighted average contractual remaining term;

-
The number of all options outstanding less than six years and underwater options outstanding in excess of six years with a corresponding weighted average exercise price and weighted average contractual remaining term;

-	The general vesting provisions of option grants; and

-	The distribution of outstanding option grants with respect to the named executive officers;

•
Dilution: Calculate the expected duration of the new share request in addition to all shares currently available for grant under the equity compensation program, based on the company's three-year average burn rate (or a burn-rate commitment that the company makes for future years). The expected duration will be calculated by multiplying the company’s unadjusted (options and full-value awards accounted on a one-for-one basis) three-year average burn rate by the most recent fiscal year’s weighted average shares outstanding (as used in the company’s calculation of basic EPS) and divide the sum of the new share request and all available shares under the company’s equity compensation program by the product. For example, an expected duration in excess of five years could be considered problematic; and

•
Compensation Practices: An evaluation of overall practices could include: (1) stock option repricing provisions, (2) high concentration ratios (of grants to top executives), or (3) additional practices outlined in the Poor Pay Practices policy.

Other Compensation Proposals and Policies

401(k) Employee Benefit Plans

Vote FOR proposals to implement a 401(k) savings plan for employees.

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices. The following principles and factors should be considered:

1. The following five global principles apply to all markets:

•
Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors: the linkage between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

•	Avoid arrangements that risk “pay for failure”: This principle addresses the use and appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

•
Maintain an independent and effective compensation committee:  This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

•
Provide shareholders with clear, comprehensive compensation disclosures:  This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

•
Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance.  At the market level, it may incorporate a variety of generally accepted best practices.

2. For U.S. companies, vote CASE-BY-CASE considering the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:

•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

•
Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap.  Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:

-	A minimum vesting of three years for stock options or restricted stock; or

-	Deferred stock payable at the end of a three-year deferral period.

•	Mix between cash and equity:

-	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

-	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•	No retirement/benefits and perquisites provided to non-employee directors; and

•
Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table.  The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Director Retirement Plans

Vote AGAINST retirement plans for non-employee directors.

Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans-- Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.

Employee Stock Purchase Plans-- Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) are considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by RMG.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in RMG’s classification of director independence.

Options Backdating

In cases where a company has practiced options backdating, vote AGAINST or WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. Vote AGAINST or WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Length of time of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;

•	Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:

•	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing--was the stock price decline beyond management's control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting--does the new option vest immediately or is there a black-out period?

•	Term of the option--the term should remain the same as that of the replaced option;

•	Exercise price--should be set at fair market or a premium to market;

•	Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal.  The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time.  Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule.  Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

Vote CASE-by-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote CASE-by-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using  the binomial option pricing model. In an effort to capture the total cost of total compensation, RMG will not make any adjustments to carve out the in-lieu-of cash compensation.

Transfer Stock Option (TSO) Programs

One-time Transfers: Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

•	Executive officers and non-employee directors are excluded from participating;

•
Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Ongoing TSO program: Vote AGAINST equity plan proposals if the details of ongoing TSO programs are not provided to shareholders.  Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders.  The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

•	Eligibility;

•	Vesting;

•	Bid-price;

•	Term of options;

•	Cost of the program and impact of the TSOs on company’s total option expense

•	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Bailout Bill/Executive Compensation Resolutions

Vote on a CASE-BY-CASE on shareholder proposals that call for the imposition of compensation limits at companies that are participating in the Capital Purchase Program established under the Troubled Asset Relief Program (TARP). Limits under the proposal include an emphasis on performance-vested equity awards, cap on bonus compensation, equity retention requirements, limits on retirement and severance benefits.

While there are components of the program RMG would not support on a stand-alone basis, we consider the proposal to be a symbolic call on companies receiving this relief to adhere to higher compensation standards, a number of which were proposed in earlier drafts of the legislation. As such, the following factors will be taken into account:

•
The absence of evidence that the Compensation Committee has taken substantial steps to review practices to reflect the dramatically different circumstances of the current environment, including the optics of maintaining former practices while taking tax-payer moneys.

•
Problematic pay practices, current and past, particularly those which shareholders believe may have promoted a risk-taking environment that was ultimately in the detriment of shareholders’ long-term interests.

Compensation Consultants- Disclosure of Board or Company’s Utilization

Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

Pay for Superior Performance

Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company's executive compensation plan for senior executives. The proposal has the following principles:

•	Sets compensation targets for the Plan’s annual and long-term incentive pay components at or below the peer group median;

•	Delivers a majority of the Plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

•
Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•	Establishes performance targets for each plan financial metric relative to the performance of the company’s peer companies;

•
Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?

•
If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?

Performance-Based Awards

Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

•
First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives.  Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards.  Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

•
Second, assess the rigor of the company’s performance-based equity program.  If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal.  Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design.  If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.

Pension Plan Income Accounting

Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

Pre-Arranged Trading Plans (10b5-1 Plans)

Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives.  These principles include:

•	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;

•	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;

•	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan.

•	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

Recoup Bonuses

Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program.  Many companies have adopted policies that permit recoupment in cases where  fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. RMG will take into consideration:

•	If the company has adopted a formal recoupment bonus policy;

•	If the company has chronic restatement history or material financial problems; or

•	If the company’s policy substantially addresses the concerns raised by the proponent.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

•
Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control.  Change in control is defined as a change in the company ownership structure.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock.  Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

-	Rigorous stock ownership guidelines, or

-	A holding period requirement coupled with a significant long-term ownership requirement, or

-	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

Termination of Employment Prior to Severance Payment and Eliminating Accelerated Vesting of Unvested Equity

Vote on a CASE-by-CASE on shareholder proposals seeking a policy requiring termination of employment prior to severance payment, and eliminating accelerated vesting of unvested equity. Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered) are consider a poor pay practice under RMG policy, and may even result in withheld votes from compensation committee members. The second component of this proposal –- related to the elimination of accelerated vesting – requires more careful consideration. The following factors will be taken into regarding this policy.

•
The company’s current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares.

•	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Tax Gross-Up Proposals

Generally vote FOR proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

3 Non-qualified stock options are not performance-based awards unless the grant or the vesting of the stock options is tied to the achievement of a pre-determined and disclosed performance measure.  A rising stock market will generally increase share prices of all companies, despite of the company’s underlying performance.

4 Performance-accelerated grants are awards that vest earlier based on the achievement of a specified measure.  However, these grants will ultimately vest over time even without the attainment of the goal(s).

9. Corporate Social Responsibility (CSR) Issues

Generally vote with Management on the following Corporate Responsibility issues:

Consumer Issues and Public Safety

Animal Rights

Drug Pricing

Drug Re-importation

Genetically Modified Foods

Handguns

HIV/AIDS

Predatory Lending

Tobacco

Toxic Chemicals

Environment and Energy

Arctic National Wildlife Refuge

CERES Principles

Climate Change

Concentrated Area Feeding Operations (CAFOs)

Environmental-Economic Risk Report

Environmental Reports

Global Warming

Kyoto Protocol Compliance

Land Use

Nuclear Safety

Operations in Protected Areas

Recycling

Renewable Energy

Sustainability Report

General Corporate Issues

Charitable/Political Contributions

Disclosure of Lobbying Expenditures/Initiatives

Link Executive Compensation to Social Performance

Outsourcing/Offshoring

Labor Standards and Human Rights

China Principles

Country-specific Human Rights Reports

International Codes of Conduct/Vendor Standards

MacBride Principles

Military Business

Foreign Military Sales/Offsets

Landmines and Cluster Bombs

Nuclear Weapons

Operations in Nations Sponsoring Terrorism (e.g., Iran)

Space-Based Weaponization

Workplace Diversity

Board Diversity

Equal Employment Opportunity (EEO)

Glass Ceiling

Sexual Orientation

10. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Vote CASE-BY-CASE on proxy contests, considering the following factors:

•	Past performance relative to its peers;

•	Market in which fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.

Investment Advisory Agreements

Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:

•	Proposed and current fee schedules;

•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

•	Assignments (where the advisor undergoes a change of control).

Approving New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:

•	Stated specific financing purpose;

•	Possible dilution for common shares;

•	Whether the shares can be used for antitakeover purposes.

1940 Act Policies

Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:

•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	The fund's target investments;

•	The reasons given by the fund for the change; and

•	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.

Name Change Proposals

Vote CASE-BY-CASE on name change proposals, considering the following factors:

•	Political/economic changes in the target market;

•	Consolidation in the target market; and

•	Current asset composition.

Change in Fund's Subclassification

Vote CASE-BY-CASE on changes in a fund's sub-classification, considering the following factors:

•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.

Disposition of Assets/Termination/Liquidation

Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

•	Strategies employed to salvage the company;

•	The fund’s past performance;

•	The terms of the liquidation.

Changes to the Charter Document

Vote CASE-BY-CASE on changes to the charter document, considering the following factors:

•	The degree of change implied by the proposal;

•	The efficiencies that could result;

•	The state of incorporation;

•	Regulatory standards and implications.

Vote AGAINST any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•
Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

•	Removal of shareholder approval requirement to change the domicile of the fund.

Changing the Domicile of a Fund

Vote CASE-BY-CASE on re-incorporations, considering the following factors:

•	Regulations of both states;

•	Required fundamental policies of both states;

•	The increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

Distribution Agreements

Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives;

•	The proposed distributor’s reputation and past performance;

•	The competitiveness of the fund in the industry;

•	The terms of the agreement.

Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.

Mergers

Vote CASE-BY-CASE on merger proposals, considering the following factors:

•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

Terminate the Investment Advisor

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s Net Asset Value (NAV);

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

PPM America Proxy Voting Guidelines v1.5 Last Reviewed 03/31/09

PRUDENTIAL
Asset Management

CHAPTER 27

PROXY VOTING
POLICIES AND PROCEDURES

Version No.	Effective Date	Approved By
2009v2	28 Apr 2009	ACC
2009v3	13 Jul 2009	ACC (via email)

Prudential Asset Management
(Singapore) Limited

CHAPTER 27
PROXY VOTING POLICIES AND PROCEDURES

1.           Background

Companies should have as their objective the maximization of shareholder wealth, thereby contributing to the economy.  Shareholders, as providers of equity capital, are the ultimate owners of companies.

Prudential seeks to add value for its clients by pursuing an active investment policy through portfolio management decisions, through voting on resolutions at general meetings and by maintaining a continuing dialogue with company management.  Meetings with companies will therefore occur on a regular basis. This enables us to monitor company development over time and assess progress against objectives.

2.           Voting policy

As a general policy we are supportive of the management of the companies in which we invest.  However, when companies consistently fail to achieve our reasonable expectations we will actively promote changes.  These changes might range from the formulation of a new strategy to the appointment of new management or non-executive directors.

An active and informed voting policy is an integral part of our investment philosophy.  Voting should never be divorced from the underlying investment activity.  By exercising our votes we seek both to add value and to protect our interests as shareholders.  We consider the issues, meet the management if necessary and vote accordingly.  We would always seek to discuss any contentious resolutions before casting our votes in order to ensure that our objectives are understood and our votes will be cast in the best interests of our investors/clients.

PAMS may decide to not vote proxies or abstain from voting where the costs are prohibitive and would not serve the shareholders' interest.

It is not PAMS’ policy to accept client standing instructions.

There are, however, team policies in place where the Investment Specialist will generally vote against management.  These include, but are not limited to:

Japan
➢
All motions involving Retirement Bonuses for Directors and Internal Auditors will be voted against.  We in principle do not approve of retirement bonuses for Directors since this is a disincentive for independent oversight by Directors for shareholders.  For Internal Auditors there is an inherent conflict of interest created by paying auditors bonuses.

➢	Anti-takeover poison pulls will also be automatically voted against as outlined in Section 3 Take-over Bids – Voting Policies and Procedures.
➢
Increases in Allowable Capital will be dealt with on a case by case basis.  However, anything involving Warrants will be voted against.  This is as per Section 5 Capital Raising – Voting Policies and Procedures.

Asia ex Japan
➢
Agenda items that pertain to specific share dilutions such as preemptive rights and share placements will be voted against.  This would not be the case for dilutions that more closely align themanagement's interests with that of shareholders, e.g. ESOS.  This is as per Section 5 Capital Raising - Voting Policies and Procedures

➢	Agenda items that offer broad scope of interpretation, including "Other Matters" or "Any Other Business" will be voted against.
➢	Agenda items, where ISS have recommended to Vote Against the resolution and where the Investment Specialist concurs with the recommendation will be voted against.

In these instances, the Investment Specialist is not required to obtain written pre-clearance from either the Chief Investment Officer ("CIO") or from a member of the Business Operations Group.

3.           Take-over bids

Valuation by the stock market is an important benchmark for monitoring board performance. For a listed company the take-over bid or merger, can be a necessary and important protector of shareholder value.

Our general policy is to support incumbent management in good standing.  We reserve the right to support hostile bids when the management have either consistently failed to respond to the reasonable expectations of shareholders or where, in our judgment, the level of a bid fully recognizes the future prospects of the company.

4.           Compensation Plans

It is clearly in the interest of shareholders that boards should have the ability to attract and retain the highest quality of personnel. Remuneration levels in different companies will be a market based judgment, taking business size and complexity into account and should reflect relative performance.

5.           Capital raising

Capital used by companies is derived from equity, debt and other creditors. The rights of lenders and other creditors are precisely defined in law. This contrasts with the economic interest of shareholders providing the equity capital.  Protection of the shareholders’ position relies largely upon ownership, with the right to vote at company meetings and thereby determine company articles and board membership.

We do not support the principle of pre-emption because shareholder wealth is nearly always lost if companies raise capital for potentially wealth creating opportunities from new investors rather than raising capital on comparable terms from existing shareholders. It is therefore incumbent upon boards to demonstrate clearly, on a case-by-case basis, why pre-emption is in the best interests of the existing owners/clients/investors.

6.           Corporate responsibility

“Corporate responsibility” describes the overall framework within which companies and investors approach their business, with particular emphasis on environment, community and employment issues.

Growth and wealth creation remain the cornerstones of prosperity. We believe that well managed business will as a matter of course take account of wider social and environmental issues in taking their businesses forward.

7.           Voting Process

•	The voting decision is taken by the designated Sector Analyst or Country PM and relayed to the Corporate Actions team for execution..

•
It must be ensured that there are no conflicts of interest in the exercise of votes. Any portfolio manager or research analyst with knowledge of a personal conflict of interest relating to a particular referral item shall disclose that conflict to the Chief Compliance Officer and may be required to abstain him or herself from the proxy voting process.

•
In respect of voting rights relating to investment of a collective investment scheme / unit trust, where the manager could face conflicts of interest, the votes to be exercised in consultation with the trustee, where applicable.

•
On voting analysis, our Hong Kong affiliate, Prudential Asset Management (Hong Kong) Limited (“PAMHK”) has engaged an independent third party services, Institutional Shareholder Services (“ISS”) to provide research and recommendations in connection with the voting of proxies.  Whilst PAMHK / PAMS retains the final authority and fiduciary responsibility for the voting of proxies ISS shall deliver to PAMHK / PAMS research and vote recommendations electronically for analysis.

•
Written approval by the CIO or a member of the Business Operations Group is required where the Investment Specialist is either voting against management or abstaining, and where the item has not been described within our predetermined policy as detailed within Section 2 Voting Policy – Voting Policies and Procedures

•
Records of all votes, the ISS recommendations and where appropriate written approvals are maintained centrally.  PAMS Compliance may from time to time request details from the analyst / portfolio manager covering the stock for such approval records.

•	Voting will be governed by the requirements under the investment management agreement, prospectus and local laws.

8.           CONFLICTS

From time to time, proxy voting proposals may raise conflicts between the interests of our clients and the interests of PAMS and its employees.  We must take certain steps designed to ensure, and must be able to demonstrate that those steps resulted in, a decision to vote the proxies that was based on the clients' best interest and was not the product of the conflict.  For example, conflicts of interest may arise when:

•	Proxy votes regarding non-routine matters are solicited by an issuer that has an institutional separate account relationship with PAMS;
•	A proponent of a proxy proposal has a business relationship with PAMS;
•	PAMS has business relationships with participants in proxy contests, corporate directors or director candidates;
•	A PAMS employee has a personal interest; e.g., through stock ownership, having a spouse working at the company, etc. in the outcome of a particular matter before shareholders; or
•	A PAMS employee has a business or personal relationship with participants in proxy contests, corporate directors or director candidates.

Issues raising possible conflicts of interest are referred to Chief Compliance Officer for resolution.  Application of these guidelines or voting in accordance with the ISS vote recommendation should, in most cases, adequately address any possible conflicts of interest.

8.           PROCEDURE

•	The Corporate action team in Singapore receives notice from custodian;

•	The notice is forwarded by corporate action team to the designated Sector Analyst or Country PM for their decision;

•	Corporate action team then communicates the decision to the custodian; and

•	A record of how the votes should be exercised should be maintained for a period as prescribed under the local laws.

Red Rocks Capital LLC
Proxy Voting Policy, Procedures and Guidelines
December 31, 2008

Overview

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients.  An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients.  An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities.  In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Red Rocks Capital LLC (“RRC”) has adopted and implemented the following policies and procedures, which it believes are reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients and (2) address material conflicts of interest that may arise.  RRC will provide clients with a copy of its policies and procedures, as they may be updated from time to time, upon request.  Information regarding RRC’s proxy voting decisions is confidential.  Therefore, the information may be shared on a need to know basis only, including within RRC.  Advisory clients may obtain information on how their proxies were voted by RRC.  However, RRC will not selectively disclose its investment company clients’ proxy voting records to third parties; the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings of each investment company’s proxy voting record for 12-month periods ending June 30th.

POLICY:

All proxies regarding client securities for which RRC has authority to vote will, unless RRC determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by RRC to be in the best interest of RRC’s clients without regard to any resulting benefit or detriment to RRC or its affiliates.  The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as RRC determines in its sole and absolute discretion.  In the event a client believes that its other interests require a different vote, RRC will vote as the client clearly instructs, provided RRC receives such instructions in time to act accordingly.

RRC endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when RRC expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.
Proxies will usually not be voted in cases where RRC deems the costs to the Client and/or the administrative inconvenience of voting the security outweigh the benefit of doing so (e.g., international issuers which impose share blocking restrictions).

RRC seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to guard against and manage conflicts of interest (refer to Section III, Conflicts of Interest below).

PROCEDURES AND CONTROLS:

I. PROXY COMMITTEE

RRC has established a Proxy Committee whose standing members will include senior investment management personnel, who participate as voting authorities on the Committee. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.  Additionally, the Proxy Committee regularly involves other associates (e.g., Fund CCO or Legal representative) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A)  or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

(d) development and modification of Voting Procedures, as stated in Section VI, as it deems appropriate or necessary.

II. RRC’S INVESTMENT ASSOCIATES

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above.  Information regarding RRC’s proxy voting decisions is confidential information.  Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of RRC and within RRC on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures).  A research analyst or portfolio manager must disclose to RRC’s Chief Compliance Officer in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Conflicts of Interest Disclosure and Certification Form - Appendix C to this policy).  For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation and communicating it to the Compliance Department.

Research analysts and portfolio managers should seek advice from Compliance or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by RRC, an RRC affiliate, or a RRC associate that creates an incentive (or appearance thereof) to favor the interests of RRC, the affiliate, or associate, rather than the clients’ interests.  For example, RRC may have a conflict of interest if either RRC has a significant business relationship with a company that is soliciting a proxy, or if an RRC associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company.  A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence RRC’s decision on the particular vote at issue.  In all cases where there is deemed to be a material conflict of interest, RRC will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by RRC’s proxy voting guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) an RRC investment associate believes that an exception to the guidelines may be in the best economic interest of RRC’s clients (collectively, “Proxy Referrals”), RRC may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, Compliance will collect and review any information deemed reasonably appropriate to evaluate if RRC or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest.  RRC investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to RRC’s Chief Compliance Officer in writing (see Appendix C - “Conflicts of Interest Disclosure and Certification Form”).  Compliance will consider information about RRC’s significant business relationships, as well as other relevant information.  The information considered by Compliance may include information regarding: (1) RRC client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the RRC investment division regarding the proxy matter.  Compliance will consult with relevant experts, including legal counsel, as necessary.

If Compliance determines that it reasonably believes (1) RRC has a material conflict of interest, or (2) certain individuals should be excused from participating in the proxy vote at issue, Compliance will inform the Chair of the Proxy Committee.  Where a material conflict of interest is determined to have arisen in the proxy voting process, RRC’s policy is to invoke one or more of the following conflict management procedures:

1.	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be RRC’s proxy voting agent);

2.	Causing the proxies to be delegated to a qualified, independent third party, which may include RRC’s proxy voting agent.

3.	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to RRC’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

RRC considers proxies solicited by open-end and closed-end investment companies for which RRC or an affiliate serves as an investment adviser or principal underwriter to present a material conflict of interest for RRC.  Consequently, the proxies of such affiliates will be voted following one of the conflict management procedures discussed above.

Management of Conflicts of Interest – Additional Procedures

 RRC has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

1.
RRC’s Code of Ethics affirmatively requires that associates of RRC act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate’s interests and those of RRC’s Clients.

2.
By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any RRC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

•        To disclose in writing to RRC’s Chief Compliance Officer any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how RRC will vote proxies.  Additionally, each member must disclose any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of RRC.  In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will  abstain from participating in the Committee’s determination of whether and/or how to vote in the matter; and

•        To refrain from taking into consideration, in the decision as to whether or how RRC will vote proxies the existence of any current or prospective material business relationship between RRC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand.

3.
In certain circumstances, RRC follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”) or another independent third party.  RRC has undertaken a review of ISS’ conflicts of interest procedures, and will continue to monitor them on an ongoing basis.  In the event that RRC determines that it would be appropriate to use another third party, it will undertake a similar conflicts of interest assessment review.

IV.           PROXY VOTING GUIDELINES

A.  RRC’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the RiskMetrics corporate governance policy guidelines for voting proxies.  The US policy is specified in Appendix A of this policy.  The International policy is incorporated by reference in Appendix B (the web address is included in Appendix B).  RRC will use an independent, third-party vendor (currently RiskMetrics) to implement its proxy voting process as RRC’s proxy voting agent.  In general, whenever a vote is solicited, RiskMetrics will execute the vote according to the Voting Guidelines in Appendices A and B.  Prior to any vote, the RiskMetrics/ISS recommendations will be reviewed by at least one member of the Proxy Committee.  Since many proxy voting issues are determined on a case-by-case basis, the Proxy Committee may override any RiskMetrics recommendation, if the Committee feels it would be in the best interests of the client.  Any disagreements will be documented.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines.  In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines.  If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption.  The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals
For the following categories of  proposals either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with ISS’ or an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by ISS.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote.  In general, RRC will refrain from voting such securities.  However, in the exceptional circumstances that RRC determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section IV.A will be voted on the specific instruction of the Proxy Committee.

6. Executive/Director Compensation. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

7. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines.  The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to affect the purposes of this Policy.

1.
RRC will use an independent, third-party vendor, to implement its proxy voting process as RRC’s proxy voting agent.  This retention is subject to RRC continuously assessing the vendor’s independence from RRC and its affiliates, and the vendor’s ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with RRC’s proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor’s other clients and the owners, officers or employees of any such firm, on the one hand, and RRC’s clients, on the other hand.  As means of performing this assessment, RRC will require various reports and notices from the vendor, as well as periodic audits of the vendor’s voting record and other due diligence.

2.	The Vendor will provide proxy analysis and record keeping services in addition to voting proxies on behalf of RRC in accordance with this Policy.

3.
On a weekly basis, RRC will  send to the Vendor a holdings file detailing each equity holding held in all accounts over which RRC has voting authority.  Information regarding equity holdings for international portfolios will be sent weekly.

4.
The Vendor will receive proxy material information from the custodian bank for the account. This will include issues to be voted upon, together with a breakdown of holdings for RRC accounts. The Vendor will then reconcile information it receives from RRC with information that it has received from the custodian banks.  Any discrepancies will be promptly noted and resolved by the Vendor, with notice to RRC.

5.
Whenever a vote is solicited, the Vendor will execute the vote according to RRC’s Voting Guidelines which will be delivered by RRC to the Vendor as set forth in Appendix A and anytime there is a material change to these guidelines.

·         If the Vendor is unsure how to vote a particular proxy, the Vendor will issue a request for voting instructions to RRC over a secure website. RRC personnel will check this website regularly.  The request will be accompanied by a recommended vote. The recommended vote will be based upon the Vendor’s understanding of the Voting Guidelines previously delivered to the Vendor. RRC will promptly provide the Vendor with any amendments or modifications to the Voting Guidelines if necessary.  RRC will return a final instruction to vote to the Vendor, which the Vendor will record with Proxy Edge or the custodian bank as our agent.

6.
Each time that the Vendor sends RRC a request to vote, the request will be accompanied by the recommended vote determined in accordance with RRC’s Voting Guidelines. The Vendor will  vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote, or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C.  In such situations, the Vendor will vote based on the direction of the client or the Proxy Committee, as the case may be.  The interests of RRC’s Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. The Vendor will inform RRC of all proposals having impact on its Taft Hartley and or Socially Responsible clients.  The Proxy Voting Committee will be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

7.
The Vendor will have procedures in place to ensure that a vote is cast on every security holding maintained by RRC on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients RRC will receive a report from the Vendor detailing RRC’s voting for the previous period.

VI. SUPERVISION

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy.  The Proxy Committee has ultimate responsibility for the implementation of this Policy.

VII. ESCALATION

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to RRC’s Chief Compliance Officer.  Issues involving potential or actual conflicts of interest should be promptly communicated to Compliance or Legal.  Compliance will notify the Fund Chief Compliance Officer(s), if a material conflict of interest has arisen that deems the attention of the respective Fund Board(s).

VIII. MONITORING

RRC’s Compliance Department is primarily responsible for overseeing the day-to-day operations of the proxy voting process.  The Compliance Department’s monitoring will take into account the following elements: (1) periodic review of the Vendor’s votes to ensure that the Vendor is accurately voting consistent with RRC’s Proxy Guidelines; and (2) review of fund website to ensure that annual reports are posted in a timely and accurate manner.  Additionally, RRC will review the Vendor’s conflicts of interest policies.

IX. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in RRC’s Form ADV.  Upon receipt of a Client’s request for more information, RRC will provide to the Client a copy of this Policy and/or how RRC voted proxies for the Client pursuant to this Policy for up to a one-year period.  It is RRC’s policy not to disclose how it voted a client’s proxy to third parties.

With respect to its investment company clients, RRC will not selectively disclose its investment company clients’ proxy voting records; rather, Fund Advisors will disclose such information by publicly available annual filings.  RRC will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th.  RRC will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

·	The name of the issuer of the security;

·	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

·	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

·	The shareholder meeting date;

·	A brief identification of the matter voted on;

·	Whether the matter was proposed by the issuer or by a security holder;

·	Whether the company cast its vote on the matter;

·	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

·	Whether the company cast its vote for or against management.

OTHER RECORD KEEPING REQUIREMENTS

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy.  The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

·	Proxy Committee Meeting Minutes and Other Materials

·	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

·	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

·	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than six years.  Records must be retained in an appropriate office of RRC for the first three years.

Appendix A

U.S. Proxy Voting Guidelines Concise Summary

(Digest of Selected Key Guidelines)

January 15, 2009

1. Operational Items:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:
•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:

Voting on Director1 Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.
Vote AGAINST or WITHHOLD2 from individual directors who:
•
Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

-	Degree to which absences were due to an unavoidable conflict;

-	Pattern of absenteeism; and

-	Other extraordinary circumstances underlying the director’s absence;

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:
•
The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•
The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•
The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•
The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•
The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•
The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:
•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•
There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.
Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.
Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:
•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:
The company maintains the following counterbalancing features:
•
Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

-	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

-	serves as liaison between the chairman and the independent directors;

-	approves information sent to the board;

-	approves meeting agendas for the board;

-	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

-	has the authority to call meetings of the independent directors;

-	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•
A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

-	Egregious compensation practices;

-	Multiple related-party transactions or other issues putting director independence at risk;

-	Corporate and/or management scandals;

-	Excessive problematic corporate governance provisions; or

-	Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.
Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:
•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.
To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
•	Shareholders have approved the adoption of the plan; or

•
The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.
Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:
•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•
Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the "RMG Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company's state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:
•	Reasons for reincorporation;

•	Comparison of company's governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•
The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

•
The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.
The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:
•	Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:

-	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

-	Reimbursement of income taxes on executive perquisites or other payments;

-	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure - Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;
•	Egregious pension/SERP (supplemental executive retirement plan) payouts:

-	Inclusion of additional years of service not worked that result in significant payouts;

-	Inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package:

-	Excessive “make whole” provisions;

-	Any of the poor pay practices listed in this policy;

•	Excessive severance and/or change in control provisions:

-	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

-	Payments upon an executive's termination in connection with performance failure;

-	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

-
New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

-	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

-	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

-	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

-	Unclear explanation of how the CEO is involved in the pay setting process;

-	Retrospective performance targets and methodology not discussed;

-	Methodology for benchmarking practices and/or peer group not disclosed and explained;

•	Internal Pay Disparity:

-	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:
Relative Considerations:
•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:
•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:
•
Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans-- Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:
•	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing--was the stock price decline beyond management's control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting--does the new option vest immediately or is there a black-out period?

•	Term of the option--the term should remain the same as that of the replaced option;

•	Exercise price--should be set at fair market or a premium to market;

•	Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal.  The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time.  Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule.  Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock.  Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

-	Rigorous stock ownership guidelines, or

-	A holding period requirement coupled with a significant long-term ownership requirement, or

-	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, RMG considers the following factors:
•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;

•	The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company's analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.
Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
•	The company's business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.
Generally vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.
Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:
•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.
Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.
Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:
•
The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:
•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions and trade association spending, considering:
•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•
The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.
Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
•
The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

1 RiskMetrics’ classification of directors can be found in U.S. Proxy Voting Guidelines Summary.

2 In general, companies with a plurality vote standard use “Withhold” as the valid opposition vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid opposition vote for the particular company.

Appendix B

International Proxy Voting Guidelines Summary

January 15, 2009

Website Address:  http://www.riskmetrics.com/sites/default/files/RMG2009InternationalSummaryGuidelines_1.pdf

Appendix C

Conflicts of Interest Disclosure Form

RED ROCKS CAPITAL LLC
PROXY VOTING CONFLICT
OF INTEREST DISCLOSURE FORM
1. Company name:____________________________________________
2. Date of Meeting: ___________________________________________
3. Referral Item(s): ____________________________________________
4. Description of RRC’s Business Relationship with Issuer of Proxy which may give rise to a conflict of interest:
____________________________________________________________________
5. Describe procedures used to address any conflict of interest:

Compliance will consider information about RRC’s significant business relationships, as well as other relevant information.  The information considered by Compliance may include information regarding: (1) RRC client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the RRC investment division regarding the proxy matter.  Compliance will consult with relevant experts, including legal counsel, as necessary.

If Compliance determines that it reasonably believes (1) RRC has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, Compliance will inform the Chair of the Proxy Committee.  Where a material conflict of interest is determined to have arisen in the proxy voting process, RRC’s policy is to invoke one or more of the following conflict management procedures:

a. Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be RRC’s proxy voting agent);
b. Causing the proxies to be delegated to a qualified, independent third party, which may include RRC’s proxy voting agent.
c. In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to RRC’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

RRC considers (1) proxies solicited by open-end and closed-end investment companies for which RRC or an affiliate serves as an investment adviser or principal underwriter to present a material conflict of interest for RRC.  Consequently, the proxies of such affiliates will be voted following one of the conflict management procedures discussed above.

Management of Conflicts of Interest – Additional Procedures

 RRC has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

a.
RRC’s Code of Ethics affirmatively requires that associates of RRC act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate’s interests and those of RRC’s Clients.

b.
By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any RRC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

  To disclose in writing to RRC’s Chief Compliance Officer any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how RRC will vote proxies.  Additionally, each member must disclose any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of RRC.  In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will  abstain from participating in the Committee’s determination of whether and/or how to vote in the matter; and

  To refrain from taking into consideration, in the decision as to whether or how RRC will vote proxies the existence of any current or prospective material business relationship between RRC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand.

c.
In certain circumstances, RRC follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”) or another independent third party.  RRC has undertaken a review of ISS’ conflicts of interest procedures, and will continue to monitor them on an ongoing basis.  In the event that RRC determines that it would be appropriate to use another third party, it will undertake a similar conflicts of interest assessment review.

6. Describe any contacts from parties outside RRC (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation:

CERTIFICATION
The undersigned employee of RRC certifies that, to the best of his/her knowledge, any recommendation of an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

T. ROWE PRICE ASSOCIATES, INC
T. ROWE PRICE INTERNATIONAL, INC
T. ROWE PRICE GLOBAL INVESTMENT SERVICES, LTD

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., and T. Rowe Price Global Investment Services Limited (“T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote.  As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“T. Rowe Price Funds”) and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process.  T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price.  In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary Considerations.  It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund.  Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities.  Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

 Consideration Given Management Recommendations.  One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors.  Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted.  However, the position of the company’s management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee.  T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate and social responsibility issues.  The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues.  While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund  or counsel client. Rather, this responsibility is held by the Chairperson of the Fund’s Investment Advisory Committee or counsel client’s portfolio manager.

Proxy Services Group.  The Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Proxy Administrator.  The Proxy Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained RiskMetrics Group (“RMG”), formerly known as Institutional Shareholder Services (“ISS”), as an expert in the proxy voting and corporate governance area. RMG specializes in providing a variety of fiduciary-level proxy advisory and voting services.  These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts.  While the Proxy Committee relies upon RMG research in establishing T. Rowe Price’s proxy voting guidelines, and many of our guidelines are consistent with RMG positions, T. Rowe Price deviates from RMG recommendations on some general policy issues and a number of specific proxy proposals.

Meeting Notification

T. Rowe Price utilizes RMG’s voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. RMG  tracks and reconciles T. Rowe Price holdings against incoming proxy ballots.  If ballots do not arrive on time, RMG procures them from the appropriate custodian or proxy distribution agent.  Meeting and record date information is updated daily, and transmitted  to T. Rowe Price through Governance Analytics, RMG’s web-based application.  RMG is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.

Vote Determination

RMG provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process.  The final authority and responsibility for proxy voting decisions remains with T. Rowe Price.  Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

Portfolio managers may decide to vote their proxies consistent with T. Rowe Price’s policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly.  Alternatively, portfolio managers may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management.   The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee.   In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.

T. Rowe Price Voting Policies

Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request.  The following is a summary of the significant T. Rowe Price policies:

Election of Directors – T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price votes against outside directors that do not meet certain criteria relating to their independence but who serve on key board committees. We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We also vote against inside directors serving on key board committees and directors who miss more than one-fourth of the scheduled board meetings.  We may vote against directors for failing to establish a formal nominating committee, as well as compensation committee members who approve excessive compensation plans.  We support efforts to elect all board members annually because boards with staggered terms act as deterrents to takeover proposals. To strengthen boards’ accountability to shareholders, T. Rowe Price generally supports proposals calling for a majority vote threshold for the election of directors.

 Anti-takeover, Capital Structure and Corporate Governance Issues – T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills.  We also oppose proposals that give management a “blank check” to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company’s auditor, we oppose auditors who have a significant non-audit relationship with the company.

Executive Compensation Issues – T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests.  While we evaluate  plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company’s peers, dilution to shareholders and comparability to plans in the company’s peer group.   We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance   shareholder and employee interests, and the retention of key personnel has become a genuine risk to the company’s business.   For companies with particularly egregious pay practices such as excessive severance packages, perks, and bonuses (despite under-performance), or moving performance targets (to avoid poor payouts), we may vote against compensation committee members.  Finally, we vote for proposals (either management or shareholder-sponsored) calling for shareholder ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) a majority of the time.

Mergers and Acquisitions – T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.

Social and Corporate Responsibility Issues – Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using RMG’s proxy research.  T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Global Portfolio Companies – RMG applies a two-tier approach to determining and applying global proxy voting policies.  The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile.  The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance.  The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for all markets. The Proxy Committee has reviewed RMG’s general global policies and has developed international proxy voting guidelines which in most instances are consistent with RMG recommendations.

Votes Against Company Management – Where RMG recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast.  Consequently, if a portfolio manager believes that management’s view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she votes contrary to management. Also, our research analysts present their voting recommendations in such situations to our portfolio managers.

Index and Passively Managed Accounts – Proxy voting for index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s policies as set by the Proxy Committee.  If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

Divided Votes – In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions.  In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy.  The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

Shareblocking – Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares.  In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted.  Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market.  In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period.  T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan – The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income.  Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline.  T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Vote Execution and Monitoring of Voting Process

Once the vote has been determined, the Proxy Administrator enters votes electronically into RMG’s Governance Analytics system.  RMG then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.

On a daily basis, the Proxy Administrator queries the Governance Analytics system to determine newly announced meetings and meetings not yet voted.  When the date of the stockholders’ meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.

Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company’s domicile.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders.  While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales.  Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee using recommendations from RMG, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest.  However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager’s voting rationale appears reasonable.  The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy.  Issues raising possible conflicts of interest are referred  to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote.  With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities.  Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations -  Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted.   In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds.  In cases where the underlying fund of a T. Rowe Price fund-of -funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.

REPORTING AND RECORD RETENTION

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records.  The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue.  Reports normally cover quarterly or annual periods.  All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently.  In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept.  Proxy statements received from issuers (other than those which are available on the SEC’s EDGAR database) are kept by RMG in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are  retained for six years.

TRP 2009 Proxy Voting Policies and Procedures.doc
Updated: February 2009

Wellington Management Company, llp
Global Proxy Policies and Procedures

Introduction
Wellington Management Company, llp (“Wellington Management”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.

Wellington Management’s Proxy Voting Guidelines (the “Guidelines”), which are incorporated by reference to these Global Proxy Policies and Procedures, set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion.  While the Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules.  Many of the Guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision.  The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines.  In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Guidelines.

Statement of Policies	As a matter of policy, Wellington Management:

1
Takes responsibility for voting client proxies only upon a client’s written request.

2
Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3
Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

4
Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

5
Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

6
Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer’s corporate governance as part of the investment process.

7
Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8
Provides all clients, upon request, with copies of these Global Proxy Policies and Procedures, the Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9
Reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policies and Procedures and the Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

Responsibility and	Wellington Management has a Corporate Governance Committee, established
Oversight
by action of the firm’s Executive Committee, that is responsible for the review and approval of the firm’s written Global Proxy Policies and Procedures and the Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers.  The firm’s Legal and Compliance Group monitors regulatory requirements with respect to proxy voting on a global basis and works with the Corporate Governance Committee to develop policies that implement those requirements.  Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Global Research Services Group.  In addition, the Global Research Services Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

Statement of Procedures	Wellington Management has in place certain procedures for implementing its proxy voting policies.

General Proxy Voting	Authorization to Vote
Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

Receipt of Proxy
Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank.  If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent.  Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.

Reconciliation
To the extent reasonably practicable, each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research
In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

Proxy Voting
Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:

•
Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by the Global Research Services Group and voted in accordance with the Guidelines.

•
Issues identified as “case-by-case” in the Guidelines are further reviewed by the Global Research Services Group.  In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

•
Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote.  Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Material Conflict of Interest Identification and Resolution Processes Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies.  Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process.  In addition, the Corporate Governance Committee encourages all personnel to contact the Global Research Services Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria.  Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote.  In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene.  Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

Other Considerations
In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients.  While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Securities Lending

Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program.  In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted.  Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration

Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking).  When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares.  The portfolio manager retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.

In certain countries, re-registration of shares is required to enter a proxy vote.  As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client’s portfolio for a substantial period of time.  The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs

Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances.  Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines.  In addition, Wellington Management's practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for Powers of Attorney and consularization are examples of such circumstances.

Additional Information
Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management’s Global Proxy Policies and Procedures may be amended from time to time by Wellington Management.  Wellington Management provides clients with a copy of its Global Proxy Policies and Procedures, including the Guidelines, upon written request.  In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Dated: July 8, 2009